--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                        THE DFA INVESTMENT TRUST COMPANY

                                     ANNUAL
                                     REPORT

                          YEAR ENDED NOVEMBER 30, 2002

                 ---------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                    PAGE
                                                    ----
Performance Charts................................    1

Management's Discussion and Analysis..............    9

Schedules of Investments
    U.S. Large Company Portfolio..................   19
    Enhanced U.S. Large Company Portfolio.........   19
    U.S. Large Cap Value Portfolio................   19
    U.S. Small XM Value Portfolio.................   19
    U.S. Small Cap Value Portfolio................   20
    U.S. Small Cap Portfolio......................   20
    U.S. Micro Cap Portfolio......................   20
    DFA Real Estate Securities Portfolio..........   21
    Large Cap International Portfolio.............   23
    International Small Company Portfolio.........   34
    Japanese Small Company Portfolio..............   34
    Pacific Rim Small Company Portfolio...........   35
    United Kingdom Small Company Portfolio........   35
    Continental Small Company Portfolio...........   35
    DFA International Small Cap Value Portfolio...   36
    Emerging Markets Portfolio....................   59
    Emerging Markets Small Cap Portfolio..........   59
    DFA One-Year Fixed Income Portfolio...........   59
    DFA Two-Year Global Fixed Income Portfolio....   59
    DFA Five-Year Government Portfolio............   60
    DFA Five-Year Global Fixed Income Portfolio...   61
    DFA Intermediate Government Fixed Income
     Portfolio....................................   63
    DFA Short-Term Municipal Bond Portfolio.......   64

Statements of Assets and Liabilities..............   67

Statements of Operations..........................   70

Statements of Changes in Net Assets...............   76

Financial Highlights..............................   82

Notes to Financial Statements.....................   94

Report of Independent Certified Public
  Accountants.....................................  104

Fund Management...................................  303

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.
                       DFA INTERNATIONAL VALUE PORTFOLIO
                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                    PAGE
                                                    ----
Performance Chart.................................  105

Management's Discussion and Analysis..............  106

Statement of Assets and Liabilities...............  107

Statement of Operations...........................  108

Statements of Changes in Net Assets...............  109

Financial Highlights..............................  110

Notes to Financial Statements.....................  111

Report of Independent Certified Public
  Accountants.....................................  113

Fund Management...................................  303

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        THE DFA INVESTMENT TRUST COMPANY
                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                    PAGE
                                                    ----
Performance Charts................................  114

Schedules of Investments
    The U.S. Large Company Series.................  120
    The Enhanced U.S. Large Company Series........  125
    The U.S. Large Cap Value Series...............  127
    The U.S. Small XM Value Series................  130
    The U.S. Small Cap Value Series...............  137
    The U.S. Small Cap Series.....................  155
    The U.S. Micro Cap Series.....................  185
    The DFA International Value Series............  211
    The Japanese Small Company Series.............  218
    The Pacific Rim Small Company Series..........  227
    The United Kingdom Small Company Series.......  236
    The Continental Small Company Series..........  242
    The Emerging Markets Series...................  255
    The Emerging Markets Small Cap Series.........  261
    The DFA One-Year Fixed Income Series..........  272
    The DFA Two-Year Global Fixed Income Series...  274

Statements of Assets and Liabilities..............  276

Statements of Operations..........................  278

Statements of Changes in Net Assets...............  282

Financial Highlights..............................  286

Notes to Financial Statements.....................  294

Report of Independent Certified Public
  Accountants.....................................  302

Fund Management...................................  303

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS
------------------------------------------------------------
U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500 INDEX
DECEMBER 1992-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          U.S. LARGE COMPANY PORTFOLIO  S&P 500 INDEX
                               $10,000        $10,000
Dec-1992                       $10,111        $10,131
Jan-1993                       $10,188        $10,205
Feb-1993                       $10,318        $10,343
Mar-1993                       $10,533        $10,565
Apr-1993                       $10,271        $10,306
May-1993                       $10,541        $10,585
Jun-1993                       $10,565        $10,619
Jul-1993                       $10,518        $10,570
Aug-1993                       $10,908        $10,972
Sep-1993                       $10,830        $10,891
Oct-1993                       $11,049        $11,112
Nov-1993                       $10,946        $11,008
Dec-1993                       $11,083        $11,143
Jan-1994                       $11,441        $11,516
Feb-1994                       $11,131        $11,205
Mar-1994                       $10,652        $10,718
Apr-1994                       $10,796        $10,857
May-1994                       $10,964        $11,034
Jun-1994                       $10,698        $10,762
Jul-1994                       $11,044        $11,118
Aug-1994                       $11,493        $11,570
Sep-1994                       $11,227        $11,292
Oct-1994                       $11,469        $11,550
Nov-1994                       $11,061        $11,126
Dec-1994                       $11,226        $11,289
Jan-1995                       $11,512        $11,582
Feb-1995                       $11,961        $12,032
Mar-1995                       $12,306        $12,388
Apr-1995                       $12,658        $12,748
May-1995                       $13,167        $13,252
Jun-1995                       $13,473        $13,563
Jul-1995                       $13,917        $14,015
Aug-1995                       $13,942        $14,053
Sep-1995                       $14,538        $14,642
Oct-1995                       $14,480        $14,590
Nov-1995                       $15,102        $15,232
Dec-1995                       $15,388        $15,514
Jan-1996                       $15,915        $16,048
Feb-1996                       $16,049        $16,202
Mar-1996                       $16,206        $16,357
Apr-1996                       $16,441        $16,598
May-1996                       $16,852        $17,026
Jun-1996                       $16,920        $17,096
Jul-1996                       $16,167        $16,335
Aug-1996                       $16,513        $16,681
Sep-1996                       $17,431        $17,619
Oct-1996                       $17,905        $18,102
Nov-1996                       $19,252        $19,476
Dec-1996                       $18,869        $19,094
Jan-1997                       $20,044        $20,280
Feb-1997                       $20,198        $20,444
Mar-1997                       $19,364        $19,593
Apr-1997                       $20,518        $20,763
May-1997                       $21,758        $22,038
Jun-1997                       $22,728        $23,021
Jul-1997                       $24,535        $24,849
Aug-1997                       $23,168        $23,467
Sep-1997                       $24,431        $24,753
Oct-1997                       $23,615        $23,926
Nov-1997                       $24,689        $25,034
Dec-1997                       $25,109        $25,465
Jan-1998                       $25,398        $25,747
Feb-1998                       $27,224        $27,604
Mar-1998                       $28,604        $29,017
Apr-1998                       $28,893        $29,310
May-1998                       $28,393        $28,806
Jun-1998                       $29,543        $29,976
Jul-1998                       $29,227        $29,658
Aug-1998                       $25,018        $25,369
Sep-1998                       $26,610        $26,995
Oct-1998                       $28,752        $29,190
Nov-1998                       $30,505        $30,959
Dec-1998                       $32,308        $32,742
Jan-1999                       $33,623        $34,111
Feb-1999                       $32,574        $33,050
Mar-1999                       $33,874        $34,372
Apr-1999                       $35,165        $35,702
May-1999                       $34,335        $34,860
Jun-1999                       $36,230        $36,794
Jul-1999                       $35,092        $35,646
Aug-1999                       $34,913        $35,468
Sep-1999                       $33,953        $34,496
Oct-1999                       $36,106        $36,680
Nov-1999                       $36,832        $37,425
Dec-1999                       $39,023        $39,629
Jan-2000                       $37,060        $37,640
Feb-2000                       $36,356        $36,928
Mar-2000                       $39,894        $40,540
Apr-2000                       $38,669        $39,320
May-2000                       $37,872        $38,513
Jun-2000                       $38,739        $39,461
Jul-2000                       $38,186        $38,845
Aug-2000                       $40,557        $41,258
Sep-2000                       $38,415        $39,079
Oct-2000                       $38,243        $38,915
Nov-2000                       $35,237        $35,849
Dec-2000                       $35,413        $36,024
Jan-2001                       $36,667        $37,303
Feb-2001                       $33,323        $33,901
Mar-2001                       $31,207        $31,752
Apr-2001                       $33,622        $34,219
May-2001                       $33,824        $34,448
Jun-2001                       $32,998        $33,611
Jul-2001                       $32,678        $33,282
Aug-2001                       $30,623        $31,198
Sep-2001                       $28,142        $28,677
Oct-2001                       $28,677        $29,225
Nov-2001                       $30,871        $31,467
Dec-2001                       $31,139        $31,744
Jan-2002                       $30,675        $31,280
Feb-2002                       $30,083        $30,676
Mar-2002                       $31,200        $31,830
Apr-2002                       $29,309        $29,901
May-2002                       $29,095        $29,680
Jun-2002                       $27,012        $27,567
Jul-2002                       $24,910        $25,416
Aug-2002                       $25,067        $25,584
Sep-2002                       $22,342        $22,803
Oct-2002                       $24,304        $24,810
Nov-2002                       $25,733        $26,271

    ANNUALIZED                  ONE        FIVE    TEN
    TOTAL RETURN (%)            YEAR       YEARS  YEARS
    ---------------------------------------------------
                                   -16.64  0.83   9.91

[SIDE NOTE]

- THE PORTFOLIO INVESTS IN THE U.S. LARGE COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INTENDS TO INVEST IN ALL OF THE STOCKS THAT COMPRISE THE S&P 500 INDEX IN APPROXIMATELY THE SAME PROPORTIONS AS THEY ARE REPRESENTED IN THE INDEX.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of -C- Stocks, Bonds, Bills and Inflation Yearbook-TM-, Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).
[END SIDE NOTE]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500 INDEX
AUGUST 1996-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          ENHANCED U.S. LARGE COMPANY PORTFOLIO  S&P 500 INDEX
                                        $10,000        $10,000
Aug-1996                                $10,203        $10,212
Sep-1996                                $10,802        $10,786
Oct-1996                                $11,167        $11,081
Nov-1996                                $12,010        $11,923
Dec-1996                                $11,709        $11,689
Jan-1997                                $12,455        $12,415
Feb-1997                                $12,553        $12,515
Mar-1997                                $11,947        $11,995
Apr-1997                                $12,697        $12,711
May-1997                                $13,525        $13,491
Jun-1997                                $14,105        $14,093
Jul-1997                                $15,242        $15,212
Aug-1997                                $14,407        $14,366
Sep-1997                                $15,156        $15,153
Oct-1997                                $14,730        $14,647
Nov-1997                                $15,279        $15,325
Dec-1997                                $15,540        $15,589
Jan-1998                                $15,811        $15,762
Feb-1998                                $16,881        $16,898
Mar-1998                                $17,735        $17,764
Apr-1998                                $17,931        $17,943
May-1998                                $17,567        $17,634
Jun-1998                                $18,311        $18,350
Jul-1998                                $18,075        $18,156
Aug-1998                                $15,440        $15,531
Sep-1998                                $16,519        $16,526
Oct-1998                                $17,884        $17,870
Nov-1998                                $18,903        $18,953
Dec-1998                                $20,132        $20,044
Jan-1999                                $20,864        $20,882
Feb-1999                                $20,176        $20,233
Mar-1999                                $21,025        $21,042
Apr-1999                                $21,820        $21,856
May-1999                                $21,218        $21,340
Jun-1999                                $22,451        $22,525
Jul-1999                                $21,683        $21,822
Aug-1999                                $21,563        $21,713
Sep-1999                                $21,044        $21,118
Oct-1999                                $22,382        $22,455
Nov-1999                                $22,743        $22,911
Dec-1999                                $24,032        $24,260
Jan-2000                                $22,766        $23,042
Feb-2000                                $22,415        $22,607
Mar-2000                                $24,565        $24,818
Apr-2000                                $23,786        $24,071
May-2000                                $23,236        $23,577
Jun-2000                                $23,752        $24,157
Jul-2000                                $23,394        $23,780
Aug-2000                                $24,884        $25,257
Sep-2000                                $23,572        $23,924
Oct-2000                                $23,464        $23,823
Nov-2000                                $21,645        $21,946
Dec-2000                                $21,713        $22,053
Jan-2001                                $22,481        $22,836
Feb-2001                                $20,422        $20,754
Mar-2001                                $19,101        $19,438
Apr-2001                                $20,568        $20,948
May-2001                                $20,693        $21,088
Jun-2001                                $20,145        $20,576
Jul-2001                                $19,996        $20,374
Aug-2001                                $18,768        $19,099
Sep-2001                                $17,355        $17,556
Oct-2001                                $17,740        $17,891
Nov-2001                                $19,067        $19,263
Dec-2001                                $19,238        $19,433
Jan-2002                                $18,959        $19,149
Feb-2002                                $18,616        $18,779
Mar-2002                                $19,201        $19,486
Apr-2002                                $18,124        $18,305
May-2002                                $18,017        $18,169
Jun-2002                                $16,793        $16,876
Jul-2002                                $15,581        $15,559
Aug-2002                                $15,710        $15,662
Sep-2002                                $14,017        $13,960
Oct-2002                                $15,280        $15,188
Nov-2002                                $16,129        $16,083

    ANNUALIZED                  ONE        FIVE      FROM
    TOTAL RETURN (%)            YEAR       YEARS  AUGUST 1996
    ---------------------------------------------------------
                                   -15.41  1.09        7.84

[SIDE NOTE]

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS BY INVESTING IN THE ENHANCED U.S. LARGE COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN AN ENHANCED CASH PORTFOLIO IN COMBINATION WITH THE S&P 500 INDEX FUTURES AND SWAPS.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of -C- Stocks, Bonds, Bills and Inflation Yearbook-TM-, Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).
[END SIDE NOTE]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO VS.
RUSSELL 1000 VALUE INDEX
APRIL 1993-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          U.S. LARGE CAP VALUE PORTFOLIO  RUSSELL 1000 VALUE INDEX
                                 $10,000                   $10,000
Apr-1993                          $9,971                    $9,872
May-1993                         $10,079                   $10,070
Jun-1993                         $10,284                   $10,292
Jul-1993                         $10,431                   $10,407
Aug-1993                         $10,686                   $10,783
Sep-1993                         $10,500                   $10,800
Oct-1993                         $10,627                   $10,793
Nov-1993                         $10,519                   $10,570
Dec-1993                         $10,777                   $10,771
Jan-1994                         $11,077                   $11,178
Feb-1994                         $10,579                   $10,796
Mar-1994                         $10,150                   $10,394
Apr-1994                         $10,309                   $10,594
May-1994                         $10,239                   $10,716
Jun-1994                         $10,026                   $10,460
Jul-1994                         $10,460                   $10,785
Aug-1994                         $10,764                   $11,095
Sep-1994                         $10,450                   $10,726
Oct-1994                         $10,653                   $10,875
Nov-1994                         $10,175                   $10,436
Dec-1994                         $10,288                   $10,556
Jan-1995                         $10,525                   $10,881
Feb-1995                         $11,121                   $11,311
Mar-1995                         $11,296                   $11,559
Apr-1995                         $11,699                   $11,924
May-1995                         $12,309                   $12,426
Jun-1995                         $12,578                   $12,595
Jul-1995                         $13,129                   $13,033
Aug-1995                         $13,514                   $13,217
Sep-1995                         $13,981                   $13,695
Oct-1995                         $13,407                   $13,560
Nov-1995                         $14,141                   $14,247
Dec-1995                         $14,235                   $14,605
Jan-1996                         $14,641                   $15,060
Feb-1996                         $14,854                   $15,175
Mar-1996                         $15,367                   $15,433
Apr-1996                         $15,623                   $15,492
May-1996                         $15,880                   $15,685
Jun-1996                         $15,414                   $15,698
Jul-1996                         $14,725                   $15,104
Aug-1996                         $15,317                   $15,536
Sep-1996                         $15,614                   $16,155
Oct-1996                         $16,122                   $16,780
Nov-1996                         $17,289                   $17,996
Dec-1996                         $17,113                   $17,766
Jan-1997                         $17,725                   $18,628
Feb-1997                         $18,071                   $18,902
Mar-1997                         $17,243                   $18,221
Apr-1997                         $17,812                   $18,986
May-1997                         $19,186                   $20,048
Jun-1997                         $19,775                   $20,908
Jul-1997                         $21,758                   $22,480
Aug-1997                         $21,434                   $21,680
Sep-1997                         $22,561                   $22,989
Oct-1997                         $21,404                   $22,348
Nov-1997                         $21,629                   $23,336
Dec-1997                         $21,927                   $24,017
Jan-1998                         $22,212                   $23,678
Feb-1998                         $24,154                   $25,272
Mar-1998                         $25,499                   $26,819
Apr-1998                         $25,642                   $26,998
May-1998                         $25,416                   $26,599
Jun-1998                         $25,355                   $26,939
Jul-1998                         $24,475                   $26,465
Aug-1998                         $20,011                   $22,527
Sep-1998                         $21,026                   $23,820
Oct-1998                         $22,748                   $25,666
Nov-1998                         $24,158                   $26,862
Dec-1998                         $24,554                   $27,775
Jan-1999                         $25,025                   $27,998
Feb-1999                         $24,380                   $27,603
Mar-1999                         $25,170                   $28,174
Apr-1999                         $27,848                   $30,806
May-1999                         $27,812                   $30,467
Jun-1999                         $28,282                   $31,350
Jul-1999                         $27,105                   $30,432
Aug-1999                         $26,129                   $29,303
Sep-1999                         $24,721                   $28,280
Oct-1999                         $25,663                   $29,909
Nov-1999                         $25,247                   $29,676
Dec-1999                         $25,732                   $29,818
Jan-2000                         $23,918                   $28,846
Feb-2000                         $21,770                   $26,703
Mar-2000                         $24,848                   $29,961
Apr-2000                         $25,591                   $29,613
May-2000                         $25,535                   $29,924
Jun-2000                         $23,758                   $28,556
Jul-2000                         $24,798                   $28,913
Aug-2000                         $26,246                   $30,521
Sep-2000                         $25,824                   $30,802
Oct-2000                         $26,841                   $31,560
Nov-2000                         $25,964                   $30,389
Dec-2000                         $28,360                   $31,911
Jan-2001                         $29,753                   $32,032
Feb-2001                         $29,735                   $31,142
Mar-2001                         $28,816                   $30,043
Apr-2001                         $30,533                   $31,515
May-2001                         $31,410                   $32,224
Jun-2001                         $31,039                   $31,508
Jul-2001                         $30,989                   $31,442
Aug-2001                         $29,620                   $30,181
Sep-2001                         $26,320                   $28,057
Oct-2001                         $26,304                   $27,815
Nov-2001                         $28,779                   $29,431
Dec-2001                         $29,453                   $30,126
Jan-2002                         $29,759                   $29,894
Feb-2002                         $30,140                   $29,942
Mar-2002                         $31,394                   $31,358
Apr-2002                         $31,108                   $30,283
May-2002                         $31,301                   $30,434
Jun-2002                         $29,398                   $28,687
Jul-2002                         $26,135                   $26,019
Aug-2002                         $26,558                   $26,214
Sep-2002                         $23,602                   $23,299
Oct-2002                         $24,527                   $25,026
Nov-2002                         $26,262                   $26,602

    ANNUALIZED                  ONE        FIVE      FROM
    TOTAL RETURN (%)            YEAR       YEARS  APRIL 1993
    --------------------------------------------------------
                                    -8.75  3.96       10.50

[SIDE NOTE]

- THE PORTFOLIO INVESTS IN THE U.S. LARGE CAP VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. LARGE CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK).

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.
[END SIDE NOTE]

------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS
---------------------
U.S. SMALL XM VALUE PORTFOLIO VS.
RUSSELL 2000 VALUE INDEX
MARCH 2000-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          U.S. SMALL XM VALUE PORTFOLIO  RUSSELL 2000 VALUE INDEX
                                $10,000                   $10,000
Mar-2000                        $10,976                   $10,047
Apr-2000                        $11,086                   $10,106
May-2000                        $10,936                    $9,952
Jun-2000                        $10,667                   $10,242
Jul-2000                        $10,936                   $10,583
Aug-2000                        $11,533                   $11,056
Sep-2000                        $11,374                   $10,993
Oct-2000                        $11,394                   $10,954
Nov-2000                        $11,016                   $10,730
Dec-2000                        $12,326                   $11,883
Jan-2001                        $13,100                   $12,211
Feb-2001                        $13,079                   $12,194
Mar-2001                        $12,598                   $11,999
Apr-2001                        $13,445                   $12,554
May-2001                        $13,927                   $12,877
Jun-2001                        $14,398                   $13,394
Jul-2001                        $14,408                   $13,094
Aug-2001                        $14,272                   $13,048
Sep-2001                        $12,127                   $11,608
Oct-2001                        $12,482                   $11,911
Nov-2001                        $13,633                   $12,767
Dec-2001                        $14,534                   $13,549
Jan-2002                        $14,735                   $13,729
Feb-2002                        $15,059                   $13,813
Mar-2002                        $16,356                   $14,847
Apr-2002                        $16,814                   $15,370
May-2002                        $16,277                   $14,861
Jun-2002                        $15,673                   $14,533
Jul-2002                        $13,371                   $12,373
Aug-2002                        $13,371                   $12,319
Sep-2002                        $12,186                   $11,439
Oct-2002                        $12,500                   $11,611
Nov-2002                        $13,874                   $12,537

    ANNUALIZED             ONE      FROM
    TOTAL RETURN (%)       YEAR  MARCH 2000
    ---------------------------------------
                           1.77      12.65

[SIDE NOTE]

- THE PORTFOLIO INVESTS IN THE U.S. SMALL XM VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK).

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.
[END SIDE NOTE]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000 VALUE INDEX
APRIL 1993-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          U.S. SMALL CAP VALUE PORTFOLIO  RUSSELL 2000 VALUE INDEX
                                 $10,000                   $10,000
Apr-1993                          $9,788                    $9,760
May-1993                         $10,050                   $10,067
Jun-1993                         $10,050                   $10,162
Jul-1993                         $10,353                   $10,337
Aug-1993                         $10,685                   $10,741
Sep-1993                         $11,058                   $10,999
Oct-1993                         $11,431                   $11,251
Nov-1993                         $11,228                   $10,964
Dec-1993                         $11,453                   $11,286
Jan-1994                         $12,044                   $11,688
Feb-1994                         $12,003                   $11,654
Mar-1994                         $11,606                   $11,133
Apr-1994                         $11,687                   $11,242
May-1994                         $11,717                   $11,226
Jun-1994                         $11,503                   $10,936
Jul-1994                         $11,696                   $11,138
Aug-1994                         $12,094                   $11,576
Sep-1994                         $12,053                   $11,453
Oct-1994                         $11,879                   $11,243
Nov-1994                         $11,472                   $10,789
Dec-1994                         $11,591                   $11,113
Jan-1995                         $11,705                   $11,060
Feb-1995                         $12,118                   $11,469
Mar-1995                         $12,262                   $11,525
Apr-1995                         $12,696                   $11,867
May-1995                         $13,046                   $12,121
Jun-1995                         $13,563                   $12,536
Jul-1995                         $14,295                   $12,993
Aug-1995                         $14,750                   $13,379
Sep-1995                         $14,936                   $13,579
Oct-1995                         $14,203                   $13,037
Nov-1995                         $14,731                   $13,554
Dec-1995                         $14,986                   $13,974
Jan-1996                         $14,933                   $14,067
Feb-1996                         $15,260                   $14,288
Mar-1996                         $15,682                   $14,588
Apr-1996                         $16,494                   $14,986
May-1996                         $17,137                   $15,365
Jun-1996                         $16,779                   $15,184
Jul-1996                         $15,735                   $14,376
Aug-1996                         $16,453                   $15,000
Sep-1996                         $17,001                   $15,409
Oct-1996                         $17,126                   $15,588
Nov-1996                         $17,938                   $16,427
Dec-1996                         $18,331                   $16,961
Jan-1997                         $18,797                   $17,222
Feb-1997                         $18,797                   $17,385
Mar-1997                         $18,299                   $16,919
Apr-1997                         $18,224                   $17,168
May-1997                         $19,948                   $18,535
Jun-1997                         $21,194                   $19,473
Jul-1997                         $22,462                   $20,290
Aug-1997                         $23,252                   $20,613
Sep-1997                         $25,040                   $21,984
Oct-1997                         $24,152                   $21,386
Nov-1997                         $23,946                   $21,621
Dec-1997                         $23,968                   $22,354
Jan-1998                         $23,673                   $21,949
Feb-1998                         $25,458                   $23,277
Mar-1998                         $26,494                   $24,222
Apr-1998                         $27,005                   $24,341
May-1998                         $25,971                   $23,479
Jun-1998                         $25,459                   $23,346
Jul-1998                         $23,583                   $21,518
Aug-1998                         $19,237                   $18,148
Sep-1998                         $19,783                   $19,173
Oct-1998                         $20,626                   $19,743
Nov-1998                         $21,719                   $20,278
Dec-1998                         $22,223                   $20,915
Jan-1999                         $22,570                   $20,440
Feb-1999                         $20,710                   $19,044
Mar-1999                         $20,312                   $18,888
Apr-1999                         $22,482                   $20,612
May-1999                         $23,536                   $21,245
Jun-1999                         $24,974                   $22,014
Jul-1999                         $24,862                   $21,492
Aug-1999                         $24,180                   $20,706
Sep-1999                         $23,535                   $20,291
Oct-1999                         $22,730                   $19,886
Nov-1999                         $23,760                   $19,989
Dec-1999                         $25,121                   $20,603
Jan-2000                         $24,933                   $20,065
Feb-2000                         $27,246                   $21,291
Mar-2000                         $27,328                   $21,391
Apr-2000                         $26,369                   $21,517
May-2000                         $25,272                   $21,188
Jun-2000                         $26,530                   $21,807
Jul-2000                         $26,504                   $22,533
Aug-2000                         $28,465                   $23,540
Sep-2000                         $27,939                   $23,406
Oct-2000                         $26,882                   $23,322
Nov-2000                         $25,420                   $22,846
Dec-2000                         $27,385                   $25,300
Jan-2001                         $30,208                   $25,998
Feb-2001                         $29,628                   $25,961
Mar-2001                         $28,900                   $25,546
Apr-2001                         $30,668                   $26,729
May-2001                         $32,557                   $27,416
Jun-2001                         $33,775                   $28,518
Jul-2001                         $33,224                   $27,879
Aug-2001                         $32,779                   $27,781
Sep-2001                         $28,007                   $24,714
Oct-2001                         $29,107                   $25,359
Nov-2001                         $31,381                   $27,183
Dec-2001                         $33,583                   $28,846
Jan-2002                         $34,101                   $29,230
Feb-2002                         $34,046                   $29,408
Mar-2002                         $37,403                   $31,611
Apr-2002                         $39,097                   $32,724
May-2002                         $37,866                   $31,641
Jun-2002                         $37,082                   $30,941
Jul-2002                         $31,297                   $26,343
Aug-2002                         $30,906                   $26,228
Sep-2002                         $28,656                   $24,355
Oct-2002                         $29,120                   $24,720
Nov-2002                         $31,601                   $26,693

    ANNUALIZED             ONE   FIVE      FROM
    TOTAL RETURN (%)       YEAR  YEARS  APRIL 1993
    ----------------------------------------------
                           0.70  5.70       12.64

[SIDE NOTE]

- THE PORTFOLIO INVESTS IN THE U.S. SMALL CAP VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL AND MICRO CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK).

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.
[END SIDE NOTE]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000 INDEX
DECEMBER 1992-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          U.S. SMALL CAP PORTFOLIO  RUSSELL 2000 INDEX
                           $10,000             $10,000
Dec-1992                   $10,383             $10,348
Jan-1993                   $10,735             $10,698
Feb-1993                   $10,490             $10,451
Mar-1993                   $10,735             $10,789
Apr-1993                   $10,402             $10,493
May-1993                   $10,822             $10,956
Jun-1993                   $10,773             $11,024
Jul-1993                   $10,852             $11,176
Aug-1993                   $11,223             $11,659
Sep-1993                   $11,516             $11,988
Oct-1993                   $11,760             $12,297
Nov-1993                   $11,471             $11,896
Dec-1993                   $11,801             $12,303
Jan-1994                   $12,155             $12,688
Feb-1994                   $12,064             $12,643
Mar-1994                   $11,478             $11,976
Apr-1994                   $11,499             $12,047
May-1994                   $11,438             $11,912
Jun-1994                   $11,104             $11,511
Jul-1994                   $11,266             $11,699
Aug-1994                   $11,802             $12,351
Sep-1994                   $11,862             $12,309
Oct-1994                   $11,903             $12,260
Nov-1994                   $11,497             $11,765
Dec-1994                   $11,643             $12,080
Jan-1995                   $11,711             $11,928
Feb-1995                   $12,098             $12,424
Mar-1995                   $12,325             $12,636
Apr-1995                   $12,723             $12,917
May-1995                   $12,984             $13,139
Jun-1995                   $13,642             $13,821
Jul-1995                   $14,483             $14,617
Aug-1995                   $14,891             $14,920
Sep-1995                   $15,164             $15,187
Oct-1995                   $14,380             $14,508
Nov-1995                   $14,803             $15,117
Dec-1995                   $15,156             $15,516
Jan-1996                   $15,193             $15,499
Feb-1996                   $15,700             $15,983
Mar-1996                   $16,039             $16,314
Apr-1996                   $17,104             $17,186
May-1996                   $17,987             $17,863
Jun-1996                   $17,165             $17,129
Jul-1996                   $15,737             $15,634
Aug-1996                   $16,656             $16,542
Sep-1996                   $17,175             $17,189
Oct-1996                   $16,921             $16,924
Nov-1996                   $17,574             $17,622
Dec-1996                   $17,835             $18,083
Jan-1997                   $18,425             $18,445
Feb-1997                   $18,031             $17,999
Mar-1997                   $17,178             $17,149
Apr-1997                   $16,980             $17,197
May-1997                   $18,909             $19,111
Jun-1997                   $19,881             $19,931
Jul-1997                   $21,062             $20,858
Aug-1997                   $21,837             $21,335
Sep-1997                   $23,516             $22,897
Oct-1997                   $22,493             $21,892
Nov-1997                   $22,151             $21,750
Dec-1997                   $22,156             $22,130
Jan-1998                   $21,892             $21,781
Feb-1998                   $23,497             $23,390
Mar-1998                   $24,474             $24,354
Apr-1998                   $24,810             $24,488
May-1998                   $23,510             $23,168
Jun-1998                   $23,188             $23,217
Jul-1998                   $21,407             $21,336
Aug-1998                   $16,999             $17,193
Sep-1998                   $18,065             $18,539
Oct-1998                   $18,853             $19,295
Nov-1998                   $20,093             $20,306
Dec-1998                   $20,929             $21,563
Jan-1999                   $21,268             $21,850
Feb-1999                   $19,456             $20,080
Mar-1999                   $19,277             $20,393
Apr-1999                   $21,025             $22,221
May-1999                   $21,852             $22,545
Jun-1999                   $23,130             $23,564
Jul-1999                   $22,936             $22,918
Aug-1999                   $22,321             $22,070
Sep-1999                   $22,207             $22,075
Oct-1999                   $21,947             $22,165
Nov-1999                   $23,760             $23,489
Dec-1999                   $26,248             $26,148
Jan-2000                   $26,214             $25,727
Feb-2000                   $30,594             $29,974
Mar-2000                   $29,269             $27,999
Apr-2000                   $26,972             $26,313
May-2000                   $25,542             $24,779
Jun-2000                   $28,158             $26,940
Jul-2000                   $27,381             $26,072
Aug-2000                   $29,623             $28,062
Sep-2000                   $29,040             $27,237
Oct-2000                   $27,750             $26,022
Nov-2000                   $25,206             $23,350
Dec-2000                   $26,892             $25,355
Jan-2001                   $29,234             $26,676
Feb-2001                   $27,284             $24,926
Mar-2001                   $26,043             $23,707
Apr-2001                   $28,071             $25,561
May-2001                   $29,391             $26,190
Jun-2001                   $30,866             $27,094
Jul-2001                   $29,706             $25,628
Aug-2001                   $28,820             $24,800
Sep-2001                   $24,725             $21,462
Oct-2001                   $26,359             $22,718
Nov-2001                   $28,407             $24,476
Dec-2001                   $30,302             $25,986
Jan-2002                   $30,087             $25,716
Feb-2002                   $29,287             $25,011
Mar-2002                   $31,779             $27,022
Apr-2002                   $31,865             $27,268
May-2002                   $30,523             $26,057
Jun-2002                   $28,964             $24,765
Jul-2002                   $24,804             $21,025
Aug-2002                   $24,827             $20,971
Sep-2002                   $22,942             $19,465
Oct-2002                   $23,810             $20,090
Nov-2002                   $25,933             $21,882

    ANNUALIZED                  ONE       FIVE    TEN
    TOTAL RETURN (%)           YEAR       YEARS  YEARS
    --------------------------------------------------
                                   -8.71  3.20   10.00

[SIDE NOTE]

- THE PORTFOLIO INVESTS IN THE U.S. SMALL CAP SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL AND MICRO CAP STOCKS.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Index is courtesy of Russell Analytic Services.
[END SIDE NOTE]

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS
------------------------------------------------------------
U.S. MICRO CAP PORTFOLIO VS.
CRSP 9-10 INDEX
DECEMBER 1992-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          U.S. MICRO CAP PORTFOLIO  CRSP 9-10 INDEX
                           $10,000          $10,000
Dec-1992                   $10,441          $10,388
Jan-1993                   $11,008          $11,011
Feb-1993                   $10,810          $10,721
Mar-1993                   $11,122          $11,044
Apr-1993                   $10,782          $10,706
May-1993                   $11,151          $11,083
Jun-1993                   $11,108          $11,110
Jul-1993                   $11,293          $11,270
Aug-1993                   $11,675          $11,752
Sep-1993                   $12,044          $12,112
Oct-1993                   $12,612          $12,688
Nov-1993                   $12,391          $12,331
Dec-1993                   $12,631          $12,483
Jan-1994                   $13,412          $13,095
Feb-1994                   $13,381          $13,049
Mar-1994                   $12,784          $12,405
Apr-1994                   $12,861          $12,233
May-1994                   $12,846          $12,216
Jun-1994                   $12,509          $11,877
Jul-1994                   $12,739          $11,937
Aug-1994                   $13,169          $12,447
Sep-1994                   $13,307          $12,632
Oct-1994                   $13,460          $12,704
Nov-1994                   $13,021          $12,215
Dec-1994                   $13,024          $12,080
Jan-1995                   $13,392          $12,420
Feb-1995                   $13,730          $12,827
Mar-1995                   $13,929          $13,060
Apr-1995                   $14,419          $13,419
May-1995                   $14,849          $13,713
Jun-1995                   $15,692          $14,552
Jul-1995                   $16,704          $15,468
Aug-1995                   $17,302          $16,106
Sep-1995                   $17,640          $16,491
Oct-1995                   $16,781          $15,632
Nov-1995                   $17,103          $15,889
Dec-1995                   $17,512          $16,092
Jan-1996                   $17,561          $16,328
Feb-1996                   $18,209          $16,831
Mar-1996                   $18,624          $17,309
Apr-1996                   $20,203          $18,784
May-1996                   $21,716          $20,129
Jun-1996                   $20,452          $18,933
Jul-1996                   $18,524          $17,288
Aug-1996                   $19,405          $18,144
Sep-1996                   $19,970          $18,764
Oct-1996                   $19,621          $18,359
Nov-1996                   $20,186          $18,789
Dec-1996                   $20,598          $19,163
Jan-1997                   $21,463          $20,199
Feb-1997                   $21,021          $19,862
Mar-1997                   $19,991          $18,738
Apr-1997                   $19,439          $17,971
May-1997                   $21,425          $19,952
Jun-1997                   $22,492          $20,973
Jul-1997                   $23,853          $22,156
Aug-1997                   $25,067          $23,164
Sep-1997                   $27,183          $25,356
Oct-1997                   $26,134          $24,628
Nov-1997                   $25,729          $24,140
Dec-1997                   $25,289          $23,783
Jan-1998                   $25,140          $23,738
Feb-1998                   $26,771          $25,262
Mar-1998                   $28,059          $26,550
Apr-1998                   $28,530          $27,286
May-1998                   $27,112          $25,831
Jun-1998                   $26,554          $24,984
Jul-1998                   $24,772          $23,445
Aug-1998                   $19,793          $18,374
Sep-1998                   $20,523          $19,030
Oct-1998                   $21,254          $19,761
Nov-1998                   $22,865          $21,430
Dec-1998                   $23,441          $21,917
Jan-1999                   $24,095          $23,144
Feb-1999                   $22,440          $21,644
Mar-1999                   $21,589          $21,054
Apr-1999                   $23,638          $22,969
May-1999                   $24,553          $23,723
Jun-1999                   $25,947          $24,617
Jul-1999                   $26,186          $25,043
Aug-1999                   $25,686          $24,402
Sep-1999                   $25,118          $24,033
Oct-1999                   $24,900          $23,536
Nov-1999                   $27,318          $26,014
Dec-1999                   $30,424          $28,954
Jan-2000                   $32,234          $30,891
Feb-2000                   $39,834          $35,503
Mar-2000                   $36,843          $33,753
Apr-2000                   $32,234          $30,651
May-2000                   $29,629          $28,760
Jun-2000                   $33,683          $30,594
Jul-2000                   $32,598          $30,191
Aug-2000                   $35,613          $32,123
Sep-2000                   $34,841          $31,121
Oct-2000                   $32,381          $28,684
Nov-2000                   $28,787          $25,397
Dec-2000                   $29,331          $25,028
Jan-2001                   $33,378          $31,488
Feb-2001                   $31,035          $28,198
Mar-2001                   $29,545          $26,444
Apr-2001                   $31,705          $28,102
May-2001                   $34,749          $30,901
Jun-2001                   $35,996          $31,624
Jul-2001                   $35,082          $30,751
Aug-2001                   $34,047          $29,807
Sep-2001                   $29,696          $26,057
Oct-2001                   $31,611          $28,366
Nov-2001                   $33,742          $31,030
Dec-2001                   $36,009          $33,568
Jan-2002                   $36,405          $33,820
Feb-2002                   $35,397          $32,169
Mar-2002                   $38,526          $35,116
Apr-2002                   $39,462          $35,242
May-2002                   $38,385          $34,245
Jun-2002                   $37,019          $32,992
Jul-2002                   $31,658          $28,264
Aug-2002                   $31,478          $27,976
Sep-2002                   $29,356          $25,751
Oct-2002                   $30,111          $26,864
Nov-2002                   $32,628          $30,910

    ANNUALIZED                  ONE       FIVE    TEN
    TOTAL RETURN (%)           YEAR       YEARS  YEARS
    --------------------------------------------------
                                   -3.30  4.87   12.55

[SIDE NOTE]

- THE PORTFOLIO INVESTS IN THE U.S. MICRO CAP SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL AND MICRO CAP STOCKS WITH AN EMPHASIS ON MICRO CAP STOCKS.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CRSP 9-10 Index courtesy of the Center for Research in Security Prices, University of Chicago.
[END SIDE NOTE]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA REAL ESTATE SECURITIES PORTFOLIO VS.
S&P 500 INDEX
JANUARY 1993-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

            DFA REAL ESTATE
          SECURITIES PORTFOLIO  S&P 500 INDEX  WILSHIRE REIT-ONLY INDEX
                       $10,000        $10,000                   $10,000
Jan-1993               $10,370        $10,073                   $10,666
Feb-1993               $10,420        $10,209                   $11,360
Mar-1993               $10,779        $10,428                   $12,144
Apr-1993               $10,339        $10,173                   $11,412
May-1993               $10,350        $10,448                   $11,202
Jun-1993               $10,660        $10,482                   $11,627
Jul-1993               $10,941        $10,433                   $11,752
Aug-1993               $11,341        $10,830                   $12,029
Sep-1993               $11,851        $10,750                   $12,511
Oct-1993               $11,691        $10,968                   $12,125
Nov-1993               $11,109        $10,865                   $11,507
Dec-1993               $11,546        $10,999                   $11,514
Jan-1994               $11,801        $11,367                   $11,792
Feb-1994               $11,740        $11,061                   $12,316
Mar-1994               $11,096        $10,579                   $11,816
Apr-1994               $11,065        $10,717                   $11,978
May-1994               $11,004        $10,892                   $12,226
Jun-1994               $10,729        $10,623                   $11,981
Jul-1994               $10,760        $10,974                   $11,915
Aug-1994               $10,944        $11,421                   $11,918
Sep-1994               $10,588        $11,146                   $11,749
Oct-1994               $10,148        $11,401                   $11,268
Nov-1994                $9,804        $10,982                   $10,882
Dec-1994               $10,577        $11,143                   $11,820
Jan-1995               $10,278        $11,432                   $11,414
Feb-1995               $10,449        $11,876                   $11,600
Mar-1995               $10,428        $12,228                   $11,584
Apr-1995               $10,375        $12,583                   $11,505
May-1995               $10,791        $13,080                   $11,981
Jun-1995               $11,015        $13,388                   $12,222
Jul-1995               $11,143        $13,834                   $12,391
Aug-1995               $11,218        $13,871                   $12,505
Sep-1995               $11,410        $14,452                   $12,750
Oct-1995               $11,047        $14,402                   $12,359
Nov-1995               $11,178        $15,035                   $12,504
Dec-1995               $11,854        $15,313                   $13,266
Jan-1996               $11,967        $15,840                   $13,429
Feb-1996               $12,115        $15,992                   $13,618
Mar-1996               $12,125        $16,146                   $13,624
Apr-1996               $12,115        $16,383                   $13,593
May-1996               $12,375        $16,806                   $13,917
Jun-1996               $12,601        $16,875                   $14,182
Jul-1996               $12,658        $16,124                   $14,202
Aug-1996               $13,111        $16,466                   $14,774
Sep-1996               $13,395        $17,391                   $15,138
Oct-1996               $13,723        $17,868                   $15,539
Nov-1996               $14,335        $19,224                   $16,281
Dec-1996               $15,864        $18,847                   $18,180
Jan-1997               $15,959        $20,017                   $18,289
Feb-1997               $15,900        $20,179                   $18,225
Mar-1997               $15,996        $19,340                   $18,363
Apr-1997               $15,484        $20,495                   $17,691
May-1997               $15,938        $21,753                   $18,220
Jun-1997               $16,784        $22,723                   $19,222
Jul-1997               $17,225        $24,527                   $19,743
Aug-1997               $17,143        $23,164                   $19,631
Sep-1997               $18,704        $24,433                   $21,525
Oct-1997               $18,181        $23,617                   $20,838
Nov-1997               $18,515        $24,710                   $21,268
Dec-1997               $18,937        $25,135                   $21,755
Jan-1998               $18,712        $25,414                   $21,496
Feb-1998               $18,399        $27,247                   $21,057
Mar-1998               $18,889        $28,642                   $21,537
Apr-1998               $18,286        $28,931                   $20,799
May-1998               $18,173        $28,434                   $20,645
Jun-1998               $18,186        $29,588                   $20,641
Jul-1998               $16,982        $29,274                   $19,183
Aug-1998               $15,428        $25,041                   $17,382
Sep-1998               $16,406        $26,646                   $18,444
Oct-1998               $16,055        $28,813                   $18,088
Nov-1998               $16,293        $30,559                   $18,385
Dec-1998               $16,025        $32,319                   $18,065
Jan-1999               $15,708        $33,670                   $17,588
Feb-1999               $15,603        $32,623                   $17,328
Mar-1999               $15,497        $33,928                   $17,324
Apr-1999               $16,963        $35,241                   $18,994
May-1999               $17,412        $34,409                   $19,500
Jun-1999               $17,121        $36,319                   $19,154
Jul-1999               $16,580        $35,186                   $18,503
Aug-1999               $16,435        $35,010                   $18,370
Sep-1999               $15,721        $34,050                   $17,571
Oct-1999               $15,404        $36,206                   $17,202
Nov-1999               $15,193        $36,941                   $16,959
Dec-1999               $15,708        $39,117                   $17,600
Jan-2000               $15,805        $37,153                   $17,711
Feb-2000               $15,566        $36,451                   $17,437
Mar-2000               $16,127        $40,016                   $18,127
Apr-2000               $17,162        $38,811                   $19,413
May-2000               $17,414        $38,015                   $19,661
Jun-2000               $17,918        $38,951                   $20,158
Jul-2000               $19,416        $38,343                   $22,055
Aug-2000               $18,730        $40,724                   $21,228
Sep-2000               $19,403        $38,574                   $22,043
Oct-2000               $18,576        $38,412                   $21,100
Nov-2000               $18,912        $35,385                   $21,539
Dec-2000               $20,166        $35,558                   $23,064
Jan-2001               $20,241        $36,821                   $23,059
Feb-2001               $19,915        $33,463                   $22,679
Mar-2001               $20,078        $31,341                   $22,828
Apr-2001               $20,478        $33,776                   $23,331
May-2001               $20,982        $34,003                   $23,900
Jun-2001               $22,228        $33,176                   $25,327
Jul-2001               $21,768        $32,851                   $24,818
Aug-2001               $22,569        $30,795                   $25,805
Sep-2001               $21,858        $28,307                   $24,719
Oct-2001               $21,161        $28,847                   $23,839
Nov-2001               $22,274        $31,060                   $25,279
Dec-2001               $22,822        $31,333                   $25,926
Jan-2002               $22,744        $30,876                   $25,825
Feb-2002               $23,169        $30,280                   $26,390
Mar-2002               $24,617        $31,418                   $28,095
Apr-2002               $24,775        $29,514                   $28,253
May-2002               $25,105        $29,296                   $28,631
Jun-2002               $25,782        $27,210                   $29,393
Jul-2002               $24,475        $25,088                   $27,803
Aug-2002               $24,539        $25,253                   $27,828
Sep-2002               $23,658        $22,508                   $26,723
Oct-2002               $22,461        $24,489                   $25,291
Nov-2002               $23,467        $25,931                   $26,499

    ANNUALIZED             ONE   FIVE       FROM
    TOTAL RETURN (%)       YEAR  YEARS  JANUARY 1993
    ------------------------------------------------
                           5.36  4.85         8.98

[SIDE NOTE]

- THE PORTFOLIO INVESTS IN EQUITY REITS.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of -C- Stocks, Bonds, Bills and Inflation Yearbook-TM-, Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

Wilshire REIT-only Index courtesy of Wilshire Associates Incorporated. [END SIDE NOTE]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
DECEMBER 1992-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          LARGE CAP INTERNATIONAL PORTFOLIO  MSCI EAFE INDEX (NET DIVIDENDS)
                                    $10,000                          $10,000
Dec-1992                            $10,094                          $10,052
Jan-1993                             $9,999                          $10,051
Feb-1993                            $10,261                          $10,355
Mar-1993                            $11,069                          $11,257
Apr-1993                            $11,845                          $12,326
May-1993                            $12,097                          $12,586
Jun-1993                            $11,888                          $12,390
Jul-1993                            $12,276                          $12,823
Aug-1993                            $12,927                          $13,516
Sep-1993                            $12,623                          $13,212
Oct-1993                            $12,969                          $13,618
Nov-1993                            $11,956                          $12,428
Dec-1993                            $12,703                          $13,325
Jan-1994                            $13,596                          $14,451
Feb-1994                            $13,204                          $14,411
Mar-1994                            $12,821                          $13,790
Apr-1994                            $13,278                          $14,375
May-1994                            $13,151                          $14,293
Jun-1994                            $13,353                          $14,494
Jul-1994                            $13,523                          $14,635
Aug-1994                            $13,853                          $14,982
Sep-1994                            $13,353                          $14,510
Oct-1994                            $13,895                          $14,993
Nov-1994                            $13,242                          $14,272
Dec-1994                            $13,377                          $14,362
Jan-1995                            $12,992                          $13,810
Feb-1995                            $12,901                          $13,771
Mar-1995                            $13,763                          $14,629
Apr-1995                            $14,250                          $15,180
May-1995                            $14,080                          $14,999
Jun-1995                            $13,865                          $14,735
Jul-1995                            $14,648                          $15,653
Aug-1995                            $14,069                          $15,056
Sep-1995                            $14,307                          $15,350
Oct-1995                            $14,103                          $14,937
Nov-1995                            $14,482                          $15,352
Dec-1995                            $15,122                          $15,971
Jan-1996                            $15,087                          $16,037
Feb-1996                            $15,041                          $16,091
Mar-1996                            $15,352                          $16,434
Apr-1996                            $15,766                          $16,912
May-1996                            $15,571                          $16,601
Jun-1996                            $15,663                          $16,694
Jul-1996                            $15,213                          $16,206
Aug-1996                            $15,282                          $16,242
Sep-1996                            $15,731                          $16,674
Oct-1996                            $15,593                          $16,504
Nov-1996                            $16,318                          $17,161
Dec-1996                            $16,081                          $16,940
Jan-1997                            $15,364                          $16,347
Feb-1997                            $15,599                          $16,615
Mar-1997                            $15,811                          $16,675
Apr-1997                            $15,941                          $16,763
May-1997                            $16,951                          $17,854
Jun-1997                            $18,126                          $18,838
Jul-1997                            $18,443                          $19,143
Aug-1997                            $17,174                          $17,713
Sep-1997                            $18,291                          $18,705
Oct-1997                            $16,785                          $17,269
Nov-1997                            $16,774                          $17,092
Dec-1997                            $16,966                          $17,241
Jan-1998                            $17,589                          $18,029
Feb-1998                            $18,546                          $19,186
Mar-1998                            $19,167                          $19,777
Apr-1998                            $19,286                          $19,934
May-1998                            $19,298                          $19,836
Jun-1998                            $19,537                          $19,987
Jul-1998                            $19,668                          $20,189
Aug-1998                            $17,323                          $17,687
Sep-1998                            $16,773                          $17,146
Oct-1998                            $18,448                          $18,933
Nov-1998                            $19,478                          $19,902
Dec-1998                            $20,056                          $20,688
Jan-1999                            $19,934                          $20,626
Feb-1999                            $19,495                          $20,135
Mar-1999                            $20,382                          $20,975
Apr-1999                            $21,208                          $21,824
May-1999                            $20,113                          $20,700
Jun-1999                            $20,988                          $21,508
Jul-1999                            $21,584                          $22,146
Aug-1999                            $21,731                          $22,228
Sep-1999                            $21,890                          $22,453
Oct-1999                            $22,728                          $23,284
Nov-1999                            $23,592                          $24,092
Dec-1999                            $25,772                          $26,255
Jan-2000                            $24,024                          $24,588
Feb-2000                            $24,543                          $25,249
Mar-2000                            $25,535                          $26,229
Apr-2000                            $24,222                          $24,849
May-2000                            $23,714                          $24,243
Jun-2000                            $24,605                          $25,191
Jul-2000                            $23,614                          $24,135
Aug-2000                            $23,824                          $24,345
Sep-2000                            $22,685                          $23,160
Oct-2000                            $22,127                          $22,613
Nov-2000                            $21,421                          $21,765
Dec-2000                            $22,165                          $22,538
Jan-2001                            $22,065                          $22,526
Feb-2001                            $20,494                          $20,837
Mar-2001                            $19,186                          $19,447
Apr-2001                            $20,443                          $20,799
May-2001                            $19,789                          $20,065
Jun-2001                            $19,021                          $19,244
Jul-2001                            $18,656                          $18,894
Aug-2001                            $18,216                          $18,416
Sep-2001                            $16,469                          $16,550
Oct-2001                            $16,908                          $16,974
Nov-2001                            $17,475                          $17,600
Dec-2001                            $17,548                          $17,704
Jan-2002                            $16,629                          $16,764
Feb-2002                            $16,730                          $16,881
Mar-2002                            $17,675                          $17,795
Apr-2002                            $17,727                          $17,912
May-2002                            $17,994                          $18,139
Jun-2002                            $17,330                          $17,418
Jul-2002                            $15,746                          $15,698
Aug-2002                            $15,709                          $15,662
Sep-2002                            $14,073                          $13,980
Oct-2002                            $14,815                          $14,731
Nov-2002                            $15,467                          $15,400

    ANNUALIZED                  ONE            FIVE        TEN
    TOTAL RETURN (%)            YEAR           YEARS      YEARS
    -----------------------------------------------------------
                                   -11.49          -1.61  4.46

[SIDE NOTE]

- THE PORTFOLIO PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN EUROPE, AUSTRALIA AND THE FAR EAST (CURRENTLY 21 COUNTRIES). INVESTMENT WILL BE APPROXIMATELY MARKET CAP WEIGHTED. COUNTRY WEIGHTING REFLECT THE MSCI EAFE INDEX MARKET CAPITALIZATION WEIGHT.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.
[END SIDE NOTE]

------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS
---------------------
INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-EPAC
OCTOBER 1996-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          INTERNATIONAL SMALL     SALOMON SMITH BARNEY
           COMPANY PORTFOLIO   EXTENDED MARKET INDEX-EPAC
                       $9,930                     $10,000
Oct-1996               $9,841                      $9,924
Nov-1996               $9,890                     $10,070
Dec-1996               $9,569                      $9,887
Jan-1997               $9,350                      $9,623
Feb-1997               $9,460                      $9,799
Mar-1997               $9,281                      $9,690
Apr-1997               $9,082                      $9,546
May-1997               $9,739                     $10,148
Jun-1997               $9,918                     $10,388
Jul-1997               $9,510                     $10,186
Aug-1997               $9,083                      $9,729
Sep-1997               $8,864                      $9,856
Oct-1997               $8,466                      $9,470
Nov-1997               $7,779                      $9,092
Dec-1997               $7,299                      $8,870
Jan-1998               $7,814                      $9,285
Feb-1998               $8,611                      $9,973
Mar-1998               $8,763                     $10,442
Apr-1998               $8,652                     $10,525
May-1998               $8,641                     $10,768
Jun-1998               $8,359                     $10,465
Jul-1998               $8,167                     $10,440
Aug-1998               $7,259                      $9,216
Sep-1998               $7,027                      $8,938
Oct-1998               $7,471                      $9,576
Nov-1998               $7,895                      $9,891
Dec-1998               $7,898                     $10,123
Jan-1999               $7,774                     $10,084
Feb-1999               $7,631                      $9,897
Mar-1999               $7,950                     $10,252
Apr-1999               $8,702                     $10,778
May-1999               $8,661                     $10,490
Jun-1999               $9,278                     $10,844
Jul-1999               $9,515                     $11,262
Aug-1999               $9,618                     $11,434
Sep-1999               $9,566                     $11,398
Oct-1999               $9,453                     $11,303
Nov-1999               $9,402                     $11,700
Dec-1999               $9,625                     $12,449
Jan-2000               $9,603                     $12,127
Feb-2000               $9,719                     $12,560
Mar-2000              $10,002                     $12,668
Apr-2000               $9,192                     $11,872
May-2000               $9,223                     $11,671
Jun-2000               $9,991                     $12,426
Jul-2000               $9,570                     $11,990
Aug-2000               $9,823                     $12,308
Sep-2000               $9,497                     $11,696
Oct-2000               $8,908                     $11,062
Nov-2000               $8,929                     $10,652
Dec-2000               $9,103                     $11,069
Jan-2001               $9,256                     $11,169
Feb-2001               $9,180                     $10,750
Mar-2001               $8,634                      $9,887
Apr-2001               $9,256                     $10,572
May-2001               $9,322                     $10,521
Jun-2001               $9,169                     $10,130
Jul-2001               $8,875                      $9,864
Aug-2001               $9,038                      $9,857
Sep-2001               $7,980                      $8,581
Oct-2001               $8,286                      $8,942
Nov-2001               $8,362                      $9,266
Dec-2001               $8,146                      $9,254
Jan-2002               $8,046                      $9,020
Feb-2002               $8,324                      $9,196
Mar-2002               $8,736                      $9,795
Apr-2002               $9,048                     $10,001
May-2002               $9,571                     $10,361
Jun-2002               $9,326                     $10,000
Jul-2002               $8,836                      $8,990
Aug-2002               $8,758                      $8,980
Sep-2002               $8,135                      $8,147
Oct-2002               $8,035                      $8,297
Nov-2002               $8,246                      $8,605

    ANNUALIZED                  ONE       FIVE       FROM
    TOTAL RETURN (%)           YEAR       YEARS  OCTOBER 1996
    ----------------------------------------------------------
                                   -2.06  1.03           -3.08

[SIDE NOTE]

- THE PORTFOLIO INVESTS IN FOUR INTERNATIONAL SERIES OF THE DFA INVESTMENT TRUST COMPANY. THE PORTFOLIO INVESTS 29% IN THE JAPANESE SMALL COMPANY SERIES, 14% IN THE PACIFIC RIM SMALL COMPANY SERIES, 42% IN THE CONTINENTAL SMALL COMPANY SERIES, AND 15% IN THE UNITED KINGDOM SMALL COMPANY SERIES.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

Prior to April 2002, the returns shown since October 1996 reflect a reimbursement fee of 0.675% of the net asset value at the time of purchase. Prior to October 1996, the reimbursement fee was 0.7%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Salomon Smith Barney Extended Market Index-EPAC is courtesy of Salomon Smith Barney.
[END SIDE NOTE]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JAPANESE SMALL COMPANY PORTFOLIO VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-JAPAN
DECEMBER 1992-NOVEMBER 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

           JAPANESE SMALL       SALOMON SMITH BARNEY
          COMPANY PORTFOLIO  EXTENDED MARKET INDEX-JAPAN
                     $9,900                      $10,000
Dec-1992             $9,801                       $9,869
Jan-1993             $9,591                       $9,699
Feb-1993            $10,102                      $10,192
Mar-1993            $11,722                      $11,712
Apr-1993            $13,766                      $13,650
May-1993            $15,585                      $15,034
Jun-1993            $14,729                      $14,290
Jul-1993            $15,293                      $14,907
Aug-1993            $15,535                      $15,259
Sep-1993            $14,707                      $14,684
Oct-1993            $13,502                      $13,625
Nov-1993            $10,844                      $11,279
Dec-1993            $11,189                      $11,529
Jan-1994            $13,421                      $13,416
Feb-1994            $14,093                      $14,137
Mar-1994            $14,371                      $14,312
Apr-1994            $14,937                      $14,859
May-1994            $15,086                      $14,948
Jun-1994            $16,364                      $16,138
Jul-1994            $15,775                      $15,670
Aug-1994            $15,586                      $15,454
Sep-1994            $14,881                      $14,927
Oct-1994            $15,276                      $15,155
Nov-1994            $14,052                      $14,050
Dec-1994            $14,488                      $14,411
Jan-1995            $13,994                      $13,780
Feb-1995            $13,064                      $12,884
Mar-1995            $13,816                      $13,822
Apr-1995            $14,309                      $14,225
May-1995            $12,824                      $12,984
Jun-1995            $12,141                      $12,391
Jul-1995            $13,135                      $13,224
Aug-1995            $13,146                      $12,942
Sep-1995            $12,693                      $12,726
Oct-1995            $12,245                      $12,184
Nov-1995            $13,132                      $12,756
Dec-1995            $13,970                      $13,439
Jan-1996            $14,269                      $13,523
Feb-1996            $14,005                      $13,322
Mar-1996            $14,497                      $13,691
Apr-1996            $16,013                      $14,989
May-1996            $15,358                      $14,299
Jun-1996            $15,188                      $14,281
Jul-1996            $14,000                      $13,475
Aug-1996            $13,608                      $12,911
Sep-1996            $13,661                      $13,022
Oct-1996            $12,701                      $12,188
Nov-1996            $12,308                      $11,907
Dec-1996            $10,787                      $10,711
Jan-1997             $9,741                       $9,711
Feb-1997             $9,659                       $9,706
Mar-1997             $8,958                       $9,159
Apr-1997             $8,807                       $9,154
May-1997            $10,267                      $10,484
Jun-1997            $10,430                      $10,796
Jul-1997             $9,240                       $9,962
Aug-1997             $8,244                       $8,925
Sep-1997             $6,997                       $8,082
Oct-1997             $7,179                       $8,048
Nov-1997             $5,920                       $6,924
Dec-1997             $4,878                       $5,985
Jan-1998             $6,224                       $7,080
Feb-1998             $6,720                       $7,323
Mar-1998             $6,116                       $6,888
Apr-1998             $5,799                       $6,678
May-1998             $5,551                       $6,454
Jun-1998             $5,678                       $6,527
Jul-1998             $5,621                       $6,457
Aug-1998             $5,018                       $5,969
Sep-1998             $4,745                       $5,856
Oct-1998             $5,336                       $6,640
Nov-1998             $5,780                       $6,879
Dec-1998             $5,662                       $7,105
Jan-1999             $5,796                       $7,089
Feb-1999             $5,572                       $6,869
Mar-1999             $6,219                       $7,690
Apr-1999             $6,858                       $8,055
May-1999             $6,551                       $7,759
Jun-1999             $7,172                       $8,352
Jul-1999             $7,511                       $8,955
Aug-1999             $7,651                       $9,357
Sep-1999             $7,664                       $9,727
Oct-1999             $7,536                       $9,720
Nov-1999             $7,107                       $9,687
Dec-1999             $6,496                       $9,377
Jan-2000             $6,561                       $9,305
Feb-2000             $6,225                       $8,971
Mar-2000             $7,115                       $9,683
Apr-2000             $6,361                       $8,959
May-2000             $6,670                       $9,058
Jun-2000             $7,636                      $10,016
Jul-2000             $6,715                       $8,745
Aug-2000             $7,204                       $9,448
Sep-2000             $6,901                       $9,070
Oct-2000             $6,193                       $8,311
Nov-2000             $6,380                       $8,289
Dec-2000             $5,862                       $7,703
Jan-2001             $5,830                       $7,612
Feb-2001             $5,947                       $7,498
Mar-2001             $5,875                       $7,294
Apr-2001             $6,598                       $8,081
May-2001             $6,657                       $8,134
Jun-2001             $6,611                       $7,865
Jul-2001             $6,115                       $7,373
Aug-2001             $6,265                       $7,383
Sep-2001             $5,718                       $6,861
Oct-2001             $5,881                       $6,919
Nov-2001             $5,490                       $6,607
Dec-2001             $4,870                       $6,001
Jan-2002             $4,606                       $5,594
Feb-2002             $4,975                       $5,888
Mar-2002             $5,226                       $6,178
Apr-2002             $5,444                       $6,516
May-2002             $5,979                       $7,166
Jun-2002             $5,708                       $6,913
Jul-2002             $5,641                       $6,675
Aug-2002             $5,562                       $6,557
Sep-2002             $5,404                       $6,354
Oct-2002             $4,975                       $5,884
Nov-2002             $4,942                       $5,918

    ANNUALIZED                  ONE            FIVE            TEN
    TOTAL RETURN (%)            YEAR           YEARS          YEARS
    -------------------------------------------------------------------
                                   -10.42          -3.64          -6.81

[SIDE NOTE]

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE JAPANESE SMALL COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED IN THE BOTTOM 8% OF COMPANIES ON THE FIRST AND SECOND SECTIONS OF THE TOKYO STOCK EXCHANGE.

- PRIOR TO AUGUST 9, 1996, THE PORTFOLIO INVESTED DIRECTLY IN JAPANESE SMALL COMPANY STOCKS.

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown since July 1995 reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Salomon Smith Barney Extended Market Index-Japan is courtesy of Salomon Smith Barney.
[END SIDE NOTE]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PACIFIC RIM SMALL COMPANY PORTFOLIO VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-PACIFIC RIM EX. JAPAN
FEBRUARY 1993-NOVEMBER 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

                               SALOMON SMITH BARNEY
          PACIFIC RIM SMALL  EXTENDED MARKET INDEX-PAC
          COMPANY PORTFOLIO        RIM EX. JAPAN
                     $9,850                    $10,000
Feb-1993            $10,580                    $11,007
Mar-1993            $11,125                    $11,447
Apr-1993            $12,215                    $12,162
May-1993            $13,218                    $12,917
Jun-1993            $12,848                    $12,323
Jul-1993            $13,082                    $12,722
Aug-1993            $13,422                    $13,442
Sep-1993            $13,967                    $13,572
Oct-1993            $15,777                    $15,990
Nov-1993            $16,128                    $15,906
Dec-1993            $18,749                    $18,878
Jan-1994            $17,716                    $18,347
Feb-1994            $17,904                    $18,109
Mar-1994            $16,013                    $15,950
Apr-1994            $16,427                    $16,193
May-1994            $16,436                    $16,180
Jun-1994            $15,983                    $15,410
Jul-1994            $16,435                    $16,092
Aug-1994            $17,390                    $16,813
Sep-1994            $17,981                    $16,850
Oct-1994            $18,139                    $16,697
Nov-1994            $16,817                    $15,217
Dec-1994            $16,487                    $14,940
Jan-1995            $14,728                    $13,451
Feb-1995            $15,261                    $14,292
Mar-1995            $15,315                    $14,226
Apr-1995            $15,070                    $14,372
May-1995            $15,593                    $14,942
Jun-1995            $15,657                    $14,849
Jul-1995            $16,670                    $15,775
Aug-1995            $16,361                    $15,575
Sep-1995            $16,500                    $15,698
Oct-1995            $15,999                    $15,218
Nov-1995            $15,765                    $15,277
Dec-1995            $16,016                    $15,800
Jan-1996            $17,122                    $17,283
Feb-1996            $17,223                    $17,639
Mar-1996            $17,494                    $17,854
Apr-1996            $18,893                    $18,603
May-1996            $18,351                    $18,340
Jun-1996            $17,843                    $18,302
Jul-1996            $17,245                    $17,500
Aug-1996            $17,742                    $18,527
Sep-1996            $18,013                    $18,920
Oct-1996            $18,206                    $19,308
Nov-1996            $18,770                    $20,540
Dec-1996            $18,316                    $20,606
Jan-1997            $18,706                    $20,651
Feb-1997            $19,744                    $21,737
Mar-1997            $18,866                    $20,770
Apr-1997            $18,415                    $20,357
May-1997            $19,098                    $21,191
Jun-1997            $19,257                    $21,477
Jul-1997            $19,172                    $21,479
Aug-1997            $18,096                    $19,911
Sep-1997            $17,291                    $19,410
Oct-1997            $13,079                    $14,786
Nov-1997            $11,626                    $13,577
Dec-1997            $10,605                    $13,047
Jan-1998             $9,485                    $11,696
Feb-1998            $12,076                    $13,768
Mar-1998            $11,658                    $13,297
Apr-1998            $10,592                    $12,603
May-1998             $9,216                    $11,278
Jun-1998             $7,894                    $10,086
Jul-1998             $7,367                     $9,811
Aug-1998             $6,220                     $8,226
Sep-1998             $6,638                     $9,238
Oct-1998             $7,785                    $10,696
Nov-1998             $8,838                    $11,505
Dec-1998             $8,582                    $11,190
Jan-1999             $8,569                    $11,057
Feb-1999             $8,205                    $11,012
Mar-1999             $8,513                    $11,759
Apr-1999            $10,721                    $13,505
May-1999            $11,407                    $12,985
Jun-1999            $13,686                    $14,152
Jul-1999            $13,308                    $14,123
Aug-1999            $13,153                    $13,887
Sep-1999            $12,930                    $13,738
Oct-1999            $12,944                    $13,468
Nov-1999            $13,643                    $14,259
Dec-1999            $14,614                    $15,161
Jan-2000            $14,308                    $14,218
Feb-2000            $14,526                    $13,754
Mar-2000            $14,410                    $14,040
Apr-2000            $12,893                    $13,060
May-2000            $11,916                    $12,278
Jun-2000            $12,951                    $13,912
Jul-2000            $12,878                    $13,876
Aug-2000            $13,068                    $14,271
Sep-2000            $11,886                    $13,016
Oct-2000            $11,347                    $12,366
Nov-2000            $11,507                    $12,445
Dec-2000            $11,911                    $13,150
Jan-2001            $12,217                    $13,478
Feb-2001            $12,125                    $13,330
Mar-2001            $10,871                    $11,882
Apr-2001            $11,468                    $12,749
May-2001            $11,973                    $13,131
Jun-2001            $12,217                    $13,654
Jul-2001            $11,804                    $12,948
Aug-2001            $11,896                    $13,005
Sep-2001            $10,383                    $11,566
Oct-2001            $11,163                    $12,530
Nov-2001            $11,775                    $13,621
Dec-2001            $11,954                    $13,892
Jan-2002            $12,509                    $14,594
Feb-2002            $12,637                    $14,985
Mar-2002            $13,178                    $15,923
Apr-2002            $13,257                    $15,555
May-2002            $14,005                    $16,162
Jun-2002            $13,559                    $15,549
Jul-2002            $12,748                    $14,711
Aug-2002            $12,971                    $14,960
Sep-2002            $12,097                    $13,621
Oct-2002            $12,463                    $13,951
Nov-2002            $12,590                    $14,530

    ANNUALIZED             ONE   FIVE       FROM
    TOTAL RETURN (%)       YEAR  YEARS  FEBRUARY 1993
    -------------------------------------------------
                           5.85  1.40          2.37

[SIDE NOTE]

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE PACIFIC RIM SMALL COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE MAJOR EXCHANGES OF AUSTRALIA, HONG KONG, NEW ZEALAND, AND SINGAPORE.

- PRIOR TO AUGUST 9, 1996, THE PORTFOLIO INVESTED DIRECTLY IN PACIFIC RIM SMALL COMPANY STOCKS.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

Prior to April 2002, the returns shown since July 1995 reflect a reimbursement fee of 1% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.5%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Salomon Smith Barney Extended Market Index-Pacific Rim ex. Japan is courtesy of Salomon Smith Barney.
[END SIDE NOTE]

------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS
------------------------------------------------------------
UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-UNITED KINGDOM DECEMBER 1992-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          UNITED KINGDOM         SALOMON SMITH
          SMALL COMPANY         BARNEY EXTENDED
            PORTFOLIO     MARKET INDEX-UNITED KINGDOM
              $9,850                $10,000
Dec-1992         $10,902                      $10,829
Jan-1993         $11,588                      $11,028
Feb-1993         $11,376                      $10,874
Mar-1993         $12,286                      $11,886
Apr-1993         $13,127                      $12,502
May-1993         $13,290                      $12,524
Jun-1993         $13,059                      $12,201
Jul-1993         $12,834                      $12,411
Aug-1993         $13,888                      $13,294
Sep-1993         $13,838                      $13,088
Oct-1993         $13,882                      $13,352
Nov-1993         $13,438                      $13,124
Dec-1993         $14,240                      $14,164
Jan-1994         $16,173                      $15,591
Feb-1994         $16,103                      $15,057
Mar-1994         $15,176                      $14,276
Apr-1994         $15,722                      $14,624
May-1994         $15,233                      $13,813
Jun-1994         $14,768                      $13,604
Jul-1994         $15,130                      $14,373
Aug-1994         $15,658                      $15,126
Sep-1994         $15,448                      $14,333
Oct-1994         $15,740                      $14,947
Nov-1994         $15,030                      $14,307
Dec-1994         $14,901                      $14,409
Jan-1995         $14,856                      $14,244
Feb-1995         $14,623                      $14,170
Mar-1995         $15,233                      $14,831
Apr-1995         $15,623                      $15,184
May-1995         $16,162                      $15,662
Jun-1995         $16,117                      $15,529
Jul-1995         $16,811                      $16,720
Aug-1995         $16,791                      $16,655
Sep-1995         $17,129                      $17,237
Oct-1995         $16,896                      $17,019
Nov-1995         $16,293                      $16,751
Dec-1995         $16,503                      $17,235
Jan-1996         $16,575                      $17,287
Feb-1996         $17,162                      $18,003
Mar-1996         $17,677                      $18,619
Apr-1996         $18,518                      $19,477
May-1996         $19,200                      $19,896
Jun-1996         $19,025                      $19,508
Jul-1996         $18,388                      $18,971
Aug-1996         $19,018                      $19,884
Sep-1996         $19,155                      $19,917
Oct-1996         $20,077                      $20,929
Nov-1996         $20,649                      $21,599
Dec-1996         $21,419                      $22,340
Jan-1997         $21,154                      $21,804
Feb-1997         $21,856                      $22,576
Mar-1997         $22,004                      $22,429
Apr-1997         $21,637                      $22,003
May-1997         $21,527                      $22,073
Jun-1997         $21,292                      $22,177
Jul-1997         $20,589                      $22,015
Aug-1997         $21,121                      $22,576
Sep-1997         $21,885                      $23,676
Oct-1997         $22,658                      $23,939
Nov-1997         $22,393                      $24,075
Dec-1997         $22,175                      $24,138
Jan-1998         $22,291                      $24,483
Feb-1998         $23,131                      $26,055
Mar-1998         $25,037                      $28,439
Apr-1998         $25,117                      $28,951
May-1998         $26,049                      $29,781
Jun-1998         $25,101                      $28,539
Jul-1998         $23,238                      $27,615
Aug-1998         $20,912                      $24,787
Sep-1998         $19,954                      $23,999
Oct-1998         $19,507                      $24,702
Nov-1998         $19,355                      $25,060
Dec-1998         $19,694                      $25,203
Jan-1999         $20,021                      $25,944
Feb-1999         $20,684                      $26,494
Mar-1999         $21,902                      $27,583
Apr-1999         $23,347                      $29,296
May-1999         $23,217                      $28,452
Jun-1999         $23,792                      $28,879
Jul-1999         $25,325                      $30,300
Aug-1999         $26,130                      $30,306
Sep-1999         $25,652                      $29,430
Oct-1999         $25,316                      $28,906
Nov-1999         $26,339                      $31,328
Dec-1999         $27,932                      $33,575
Jan-2000         $28,748                      $32,483
Feb-2000         $28,124                      $33,374
Mar-2000         $27,702                      $33,097
Apr-2000         $25,345                      $31,402
May-2000         $24,275                      $29,612
Jun-2000         $26,287                      $31,667
Jul-2000         $26,466                      $31,892
Aug-2000         $26,977                      $32,453
Sep-2000         $27,015                      $30,970
Oct-2000         $25,767                      $29,985
Nov-2000         $24,607                      $27,877
Dec-2000         $26,603                      $30,339
Jan-2001         $27,119                      $30,445
Feb-2001         $25,942                      $29,404
Mar-2001         $23,918                      $26,925
Apr-2001         $25,153                      $28,492
May-2001         $25,512                      $29,008
Jun-2001         $24,550                      $27,894
Jul-2001         $23,848                      $27,333
Aug-2001         $24,609                      $27,828
Sep-2001         $20,908                      $23,826
Oct-2001         $21,840                      $24,729
Nov-2001         $23,291                      $26,117
Dec-2001         $24,239                      $27,302
Jan-2002         $23,572                      $26,344
Feb-2002         $23,805                      $26,579
Mar-2002         $25,000                      $28,498
Apr-2002         $26,088                      $29,079
May-2002         $26,367                      $29,306
Jun-2002         $25,312                      $27,955
Jul-2002         $23,482                      $25,464
Aug-2002         $23,499                      $25,461
Sep-2002         $21,497                      $23,213
Oct-2002         $21,404                      $23,854
Nov-2002         $22,102                      $24,345

    ANNUALIZED                  ONE           FIVE        TEN
    TOTAL RETURN (%)           YEAR           YEARS      YEARS
    ----------------------------------------------------------
                                   -5.10          -0.26  8.25

[SIDE NOTE]

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE U.K. SMALL COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES ON THE LONDON STOCK EXCHANGE OF THE UNITED KINGDOM.

- PRIOR TO AUGUST 9, 1996, THE PORTFOLIO INVESTED DIRECTLY IN UNITED KINGDOM SMALL COMPANY STOCKS.

Past performance is not predictive of future performance.

The returns shown prior to July 1995 reflect a reimbursement fee of 1.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Salomon Smith Barney Extended Market Index-United Kingdom is courtesy of Salomon Smith Barney.
[END SIDE NOTE]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTINENTAL SMALL COMPANY PORTFOLIO VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-EUROPE EX. UNITED KINGDOM
DECEMBER 1992-NOVEMBER 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

                                 SALOMON SMITH
           CONTINENTAL          BARNEY EXTENDED
          SMALL COMPANY  MARKET INDEX-EUROPE EX. UNITED
            PORTFOLIO               KINGDOM
                 $9,850                         $10,000
Dec-1992         $9,673                          $9,933
Jan-1993         $9,975                         $10,356
Feb-1993         $9,975                         $10,717
Mar-1993        $10,509                         $11,354
Apr-1993        $10,972                         $11,706
May-1993        $10,989                         $11,874
Jun-1993        $10,411                         $11,343
Jul-1993        $10,366                         $11,635
Aug-1993        $11,496                         $12,733
Sep-1993        $11,523                         $12,753
Oct-1993        $11,611                         $13,270
Nov-1993        $11,352                         $12,919
Dec-1993        $12,120                         $13,869
Jan-1994        $13,034                         $14,869
Feb-1994        $13,206                         $14,699
Mar-1994        $13,631                         $14,796
Apr-1994        $14,156                         $15,277
May-1994        $13,948                         $14,952
Jun-1994        $13,812                         $14,729
Jul-1994        $14,156                         $15,323
Aug-1994        $14,301                         $15,462
Sep-1994        $13,985                         $15,168
Oct-1994        $13,993                         $15,456
Nov-1994        $13,418                         $14,733
Dec-1994        $13,454                         $14,861
Jan-1995        $13,363                         $14,760
Feb-1995        $13,610                         $15,191
Mar-1995        $13,811                         $15,340
Apr-1995        $14,086                         $15,984
May-1995        $14,316                         $16,445
Jun-1995        $14,509                         $16,849
Jul-1995        $14,867                         $17,441
Aug-1995        $14,143                         $16,511
Sep-1995        $14,152                         $16,845
Oct-1995        $13,693                         $16,489
Nov-1995        $13,240                         $16,173
Dec-1995        $13,457                         $16,609
Jan-1996        $13,734                         $16,920
Feb-1996        $14,328                         $17,536
Mar-1996        $14,556                         $17,758
Apr-1996        $14,556                         $17,824
May-1996        $14,892                         $18,309
Jun-1996        $15,020                         $18,756
Jul-1996        $14,694                         $18,379
Aug-1996        $14,753                         $18,777
Sep-1996        $14,555                         $18,734
Oct-1996        $14,813                         $18,837
Nov-1996        $15,090                         $19,301
Dec-1996        $15,385                         $19,642
Jan-1997        $15,749                         $20,012
Feb-1997        $15,780                         $20,210
Mar-1997        $16,337                         $20,848
Apr-1997        $15,888                         $20,417
May-1997        $16,530                         $21,444
Jun-1997        $17,097                         $22,171
Jul-1997        $17,054                         $22,448
Aug-1997        $16,776                         $21,570
Sep-1997        $17,964                         $23,145
Oct-1997        $17,450                         $22,235
Nov-1997        $17,054                         $22,128
Dec-1997        $17,185                         $22,493
Jan-1998        $17,805                         $23,355
Feb-1998        $19,127                         $25,326
Mar-1998        $20,951                         $27,408
Apr-1998        $21,781                         $28,140
May-1998        $22,927                         $29,825
Jun-1998        $22,331                         $29,101
Jul-1998        $22,413                         $29,715
Aug-1998        $20,062                         $25,679
Sep-1998        $19,115                         $24,395
Oct-1998        $19,664                         $25,832
Nov-1998        $20,366                         $26,754
Dec-1998        $20,547                         $27,712
Jan-1999        $19,491                         $27,150
Feb-1999        $19,117                         $26,178
Mar-1999        $18,822                         $25,958
Apr-1999        $19,370                         $26,809
May-1999        $19,157                         $26,313
Jun-1999        $19,278                         $26,703
Jul-1999        $19,706                         $27,253
Aug-1999        $19,826                         $27,673
Sep-1999        $19,893                         $27,471
Oct-1999        $19,599                         $27,339
Nov-1999        $19,091                         $27,943
Dec-1999        $19,998                         $31,061
Jan-2000        $19,634                         $30,275
Feb-2000        $20,932                         $32,843
Mar-2000        $20,963                         $32,406
Apr-2000        $19,902                         $30,351
May-2000        $20,488                         $30,336
Jun-2000        $21,295                         $31,398
Jul-2000        $20,835                         $31,087
Aug-2000        $20,852                         $31,205
Sep-2000        $20,424                         $29,564
Oct-2000        $19,505                         $28,044
Nov-2000        $19,521                         $26,897
Dec-2000        $20,852                         $28,799
Jan-2001        $21,404                         $29,386
Feb-2001        $21,053                         $27,829
Mar-2001        $19,392                         $25,032
Apr-2001        $20,112                         $26,411
May-2001        $19,854                         $25,656
Jun-2001        $19,245                         $24,399
Jul-2001        $19,503                         $24,272
Aug-2001        $19,631                         $23,942
Sep-2001        $17,123                         $20,217
Oct-2001        $17,640                         $21,365
Nov-2001        $18,377                         $22,647
Dec-2001        $18,515                         $22,921
Jan-2002        $18,535                         $22,570
Feb-2002        $18,809                         $22,803
Mar-2002        $19,761                         $24,365
Apr-2002        $20,544                         $24,752
May-2002        $21,368                         $25,334
Jun-2002        $21,368                         $24,655
Jul-2002        $19,677                         $21,760
Aug-2002        $19,402                         $21,458
Sep-2002        $17,372                         $18,647
Oct-2002        $17,901                         $19,917
Nov-2002        $18,873                         $21,175

    ANNUALIZED             ONE   FIVE    TEN
    TOTAL RETURN (%)       YEAR  YEARS  YEARS
    -----------------------------------------
                           1.67  1.84   6.56

[SIDE NOTE]

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE CONTINENTAL SMALL COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE MAJOR EXCHANGES OF AUSTRIA, BELGIUM, DENMARK, FINLAND, FRANCE, GERMANY, GREECE, IRELAND, ITALY, THE NETHERLANDS, NORWAY, SPAIN, SWEDEN, AND SWITZERLAND.

- PRIOR TO AUGUST 9, 1996, THE PORTFOLIO INVESTED DIRECTLY IN CONTINENTAL SMALL COMPANY STOCKS.

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown since July 1995 reflect a reimbursement fee of 1% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.5%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Salomon Smith Barney Extended Market Index-Europe ex. United Kingdom is courtesy of Salomon Smith Barney.
[END SIDE NOTE]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-EPAC
JANUARY 1995-NOVEMBER 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          DFA INTERNATIONAL    SALOMON SMITH
           SMALL CAP VALUE    BARNEY EXTENDED
              PORTFOLIO      MARKET INDEX-EPAC
                     $9,900            $10,000
Jan-1995             $9,831             $9,680
Feb-1995             $9,682             $9,522
Mar-1995             $9,999             $9,925
Apr-1995            $10,256            $10,223
May-1995            $10,068            $10,028
Jun-1995             $9,880             $9,894
Jul-1995            $10,266            $10,481
Aug-1995            $10,009            $10,209
Sep-1995             $9,860            $10,288
Oct-1995             $9,544             $9,995
Nov-1995             $9,632            $10,088
Dec-1995            $10,015            $10,478
Jan-1996            $10,214            $10,663
Feb-1996            $10,324            $10,823
Mar-1996            $10,463            $11,074
Apr-1996            $11,010            $11,660
May-1996            $11,070            $11,559
Jun-1996            $10,920            $11,581
Jul-1996            $10,472            $11,146
Aug-1996            $10,422            $11,229
Sep-1996            $10,422            $11,285
Oct-1996            $10,293            $11,200
Nov-1996            $10,402            $11,364
Dec-1996            $10,109            $11,157
Jan-1997             $9,859            $10,859
Feb-1997             $9,942            $11,058
Mar-1997             $9,858            $10,935
Apr-1997             $9,630            $10,772
May-1997            $10,274            $11,452
Jun-1997            $10,430            $11,724
Jul-1997            $10,025            $11,495
Aug-1997             $9,568            $10,979
Sep-1997             $9,391            $11,123
Oct-1997             $9,017            $10,687
Nov-1997             $8,259            $10,260
Dec-1997             $7,812            $10,010
Jan-1998             $8,372            $10,478
Feb-1998             $9,205            $11,255
Mar-1998             $9,392            $11,784
Apr-1998             $9,228            $11,878
May-1998             $9,140            $12,153
Jun-1998             $8,877            $11,810
Jul-1998             $8,603            $11,781
Aug-1998             $7,659            $10,401
Sep-1998             $7,461            $10,087
Oct-1998             $7,922            $10,807
Nov-1998             $8,273            $11,162
Dec-1998             $8,225            $11,425
Jan-1999             $8,053            $11,380
Feb-1999             $7,950            $11,170
Mar-1999             $8,419            $11,569
Apr-1999             $9,290            $12,163
May-1999             $9,210            $11,838
Jun-1999             $9,817            $12,238
Jul-1999            $10,138            $12,709
Aug-1999            $10,184            $12,904
Sep-1999            $10,127            $12,863
Oct-1999             $9,943            $12,756
Nov-1999             $9,726            $13,204
Dec-1999             $9,791            $14,049
Jan-2000             $9,638            $13,686
Feb-2000             $9,403            $14,175
Mar-2000             $9,767            $14,297
Apr-2000             $9,156            $13,397
May-2000             $9,297            $13,171
Jun-2000            $10,107            $14,023
Jul-2000             $9,731            $13,531
Aug-2000             $9,907            $13,890
Sep-2000             $9,590            $13,199
Oct-2000             $9,086            $12,484
Nov-2000             $9,203            $12,021
Dec-2000             $9,487            $12,492
Jan-2001             $9,748            $12,604
Feb-2001             $9,848            $12,132
Mar-2001             $9,338            $11,157
Apr-2001            $10,034            $11,931
May-2001            $10,084            $11,873
Jun-2001             $9,998            $11,432
Jul-2001             $9,774            $11,132
Aug-2001             $9,985            $11,124
Sep-2001             $8,891             $9,684
Oct-2001             $9,139            $10,092
Nov-2001             $9,189            $10,457
Dec-2001             $9,051            $10,443
Jan-2002             $8,961            $10,179
Feb-2002             $9,318            $10,379
Mar-2002             $9,764            $11,054
Apr-2002            $10,147            $11,286
May-2002            $10,784            $11,693
Jun-2002            $10,594            $11,286
Jul-2002            $10,033            $10,146
Aug-2002            $10,008            $10,135
Sep-2002             $9,345             $9,194
Oct-2002             $9,257             $9,363
Nov-2002             $9,460             $9,711

    ANNUALIZED             ONE   FIVE       FROM
    TOTAL RETURN (%)       YEAR  YEARS  JANUARY 1995
    -------------------------------------------------
                           2.26  2.61           -0.70

[SIDE NOTE]

- THIS PORTFOLIO INVESTS IN THE STOCKS OF SMALL NON-US COMPANIES WHICH THE ADVISOR BELIEVES TO BE VALUE STOCKS AT THE TIME OF PURCHASE. COUNTRY WEIGHTINGS ARE DETERMINED FIRST BY USING REGIONAL TARGET WEIGHTS, CURRENTLY 29% IN JAPAN, 14% IN THE PACIFIC RIM, 42% IN CONTINENTAL EUROPE, 15% IN THE UNITED KINGDOM. WITHIN MULTIPLE COUNTRY REGIONS, COUNTRY WEIGHTS ARE RELATIVE TO THE SIZE OF SMALL CAP MARKETS.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

Prior to April 2002, the returns shown since April 1998 reflect a reimbursement fee of 0.675% of the net asset value at the time of purchase. From July 1995 to March 1998, the reimbursement fee was 0.7%. Prior to July 1995, the reimbursement fee was 0.7%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Salomon Smith Barney Extended Market Index-EPAC is courtesy of Salomon Smith Barney.
[END SIDE NOTE]

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS
------------------------------------------------------------
EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
MAY 1994-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

                              MSCI EMERGING
          EMERGING MARKETS     MARKETS FREE
             PORTFOLIO      INDEX (PRICE-ONLY)
                    $9,850             $10,000
May-1994            $9,998             $10,320
Jun-1994           $10,047             $10,018
Jul-1994           $10,775             $10,635
Aug-1994           $11,741             $11,942
Sep-1994           $11,859             $12,066
Oct-1994           $11,505             $11,832
Nov-1994           $11,131             $11,204
Dec-1994           $10,323             $10,296
Jan-1995            $9,367              $9,194
Feb-1995            $9,308              $8,950
Mar-1995            $9,712              $8,985
Apr-1995           $10,185              $9,371
May-1995           $10,904              $9,844
Jun-1995           $10,963              $9,853
Jul-1995           $11,396             $10,059
Aug-1995           $10,963              $9,809
Sep-1995           $10,755              $9,749
Oct-1995           $10,381              $9,367
Nov-1995           $10,243              $9,191
Dec-1995           $10,544              $9,581
Jan-1996           $11,672             $10,253
Feb-1996           $11,425             $10,073
Mar-1996           $11,514             $10,133
Apr-1996           $11,841             $10,502
May-1996           $11,841             $10,429
Jun-1996           $11,930             $10,472
Jul-1996           $10,910              $9,738
Aug-1996           $11,216              $9,973
Sep-1996           $11,454             $10,045
Oct-1996           $11,196              $9,770
Nov-1996           $11,593              $9,922
Dec-1996           $11,746              $9,954
Jan-1997           $12,933             $10,624
Feb-1997           $13,092             $11,072
Mar-1997           $12,723             $10,754
Apr-1997           $12,235             $10,735
May-1997           $12,833             $11,014
Jun-1997           $13,362             $11,580
Jul-1997           $13,371             $11,729
Aug-1997           $11,425             $10,223
Sep-1997           $11,894             $10,490
Oct-1997           $10,128              $8,760
Nov-1997            $9,589              $8,435
Dec-1997            $9,524              $8,619
Jan-1998            $9,339              $7,936
Feb-1998           $10,253              $8,760
Mar-1998           $10,613              $9,111
Apr-1998           $10,438              $8,994
May-1998            $9,236              $7,734
Jun-1998            $8,403              $6,907
Jul-1998            $8,753              $7,101
Aug-1998            $6,534              $5,022
Sep-1998            $6,554              $5,326
Oct-1998            $7,612              $5,880
Nov-1998            $8,383              $6,363
Dec-1998            $8,625              $6,247
Jan-1999            $8,417              $6,142
Feb-1999            $8,500              $6,197
Mar-1999            $9,270              $6,994
Apr-1999           $10,922              $7,849
May-1999           $10,902              $7,779
Jun-1999           $11,972              $8,646
Jul-1999           $11,785              $8,398
Aug-1999           $11,734              $8,468
Sep-1999           $11,349              $8,171
Oct-1999           $11,786              $8,338
Nov-1999           $12,856              $9,082
Dec-1999           $14,810             $10,226
Jan-2000           $14,580             $10,267
Feb-2000           $14,192             $10,399
Mar-2000           $14,276             $10,433
Apr-2000           $13,355              $9,430
May-2000           $12,613              $9,020
Jun-2000           $12,864              $9,308
Jul-2000           $12,110              $8,819
Aug-2000           $12,236              $8,849
Sep-2000           $11,356              $8,065
Oct-2000           $10,634              $7,477
Nov-2000            $9,964              $6,819
Dec-2000           $10,493              $6,974
Jan-2001           $11,577              $7,919
Feb-2001           $10,525              $7,293
Mar-2001            $9,483              $6,543
Apr-2001            $9,893              $6,847
May-2001            $9,966              $6,907
Jun-2001            $9,756              $6,747
Jul-2001            $9,409              $6,303
Aug-2001            $9,493              $6,230
Sep-2001            $7,945              $5,253
Oct-2001            $8,177              $5,576
Nov-2001            $9,071              $6,152
Dec-2001            $9,780              $6,632
Jan-2002           $10,324              $6,848
Feb-2002           $10,186              $6,952
Mar-2002           $10,613              $7,343
Apr-2002           $10,720              $7,372
May-2002           $10,453              $7,235
Jun-2002            $9,653              $6,681
Jul-2002            $9,184              $6,156
Aug-2002            $9,216              $6,245
Sep-2002            $8,246              $5,560
Oct-2002            $8,587              $5,916
Nov-2002            $9,227              $6,317

    ANNUALIZED             ONE       FIVE           FROM
    TOTAL RETURN (%)       YEAR      YEARS        MAY 1994
    ---------------------------------------------------------
                           1.21          -0.87          -0.93

[SIDE NOTE]

- THE PORTFOLIO INVESTS IN THE EMERGING MARKETS SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, HUNGARY, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, POLAND, SOUTH KOREA, TAIWAN, THAILAND, AND TURKEY.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

Prior to April 2002, the returns shown since July 1995 reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.5%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.
[END SIDE NOTE]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
MARCH 1998-NOVEMBER 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          EMERGING MARKETS    MSCI EMERGING
             SMALL CAP         MARKETS FREE
             PORTFOLIO      INDEX (PRICE-ONLY)
                    $9,900             $10,000
Mar-1998           $10,385             $10,400
Apr-1998           $10,643             $10,267
May-1998            $9,959              $8,828
Jun-1998            $9,326              $7,885
Jul-1998            $9,554              $8,106
Aug-1998            $7,366              $5,733
Sep-1998            $7,079              $6,080
Oct-1998            $7,970              $6,712
Nov-1998            $8,999              $7,264
Dec-1998            $9,301              $7,131
Jan-1999            $8,899              $7,011
Feb-1999            $8,888              $7,074
Mar-1999            $9,743              $7,984
Apr-1999           $11,824              $8,960
May-1999           $12,235              $8,880
Jun-1999           $13,749              $9,870
Jul-1999           $13,666              $9,586
Aug-1999           $13,923              $9,667
Sep-1999           $13,748              $9,328
Oct-1999           $14,201              $9,518
Nov-1999           $15,323             $10,368
Dec-1999           $17,239             $11,673
Jan-2000           $17,568             $11,720
Feb-2000           $17,343             $11,871
Mar-2000           $17,291             $11,910
Apr-2000           $16,029             $10,764
May-2000           $15,147             $10,296
Jun-2000           $15,112             $10,626
Jul-2000           $14,611             $10,067
Aug-2000           $14,558             $10,102
Sep-2000           $13,642              $9,207
Oct-2000           $12,554              $8,535
Nov-2000           $11,741              $7,784
Dec-2000           $11,751              $7,961
Jan-2001           $12,409              $9,040
Feb-2001           $11,631              $8,325
Mar-2001           $10,674              $7,469
Apr-2001           $10,953              $7,816
May-2001           $11,073              $7,884
Jun-2001           $11,093              $7,701
Jul-2001           $10,893              $7,195
Aug-2001           $10,813              $7,112
Sep-2001            $9,158              $5,996
Oct-2001            $9,617              $6,365
Nov-2001           $10,634              $7,022
Dec-2001           $11,447              $7,570
Jan-2002           $12,330              $7,817
Feb-2002           $12,209              $7,937
Mar-2002           $12,972              $8,382
Apr-2002           $13,334              $8,415
May-2002           $13,214              $8,259
Jun-2002           $12,351              $7,626
Jul-2002           $11,768              $7,027
Aug-2002           $11,909              $7,129
Sep-2002           $10,543              $6,347
Oct-2002           $10,984              $6,753
Nov-2002           $11,828              $7,211

    ANNUALIZED              ONE      FROM
    TOTAL RETURN (%)       YEAR   MARCH 1998
    ----------------------------------------
                           10.11      3.60

[SIDE NOTE]

- THE PORTFOLIO INVESTS IN THE EMERGING MARKETS SMALL CAP SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN PROVIDES ACCESS TO NON-U.S. SMALL COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, HUNGARY, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, POLAND, SOUTH KOREA, TAIWAN, THAILAND, AND TURKEY.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.
[END SIDE NOTE]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA ONE-YEAR FIXED INCOME PORTFOLIO VS.
THREE-MONTH U.S. TREASURY BILL INDEX
DECEMBER 1992-NOVEMBER 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          DFA ONE-YEAR   THREE-MONTH
          FIXED INCOME  U.S. TREASURY
           PORTFOLIO     BILL INDEX
               $10,000        $10,000
Dec-1992       $10,054        $10,031
Jan-1993       $10,117        $10,060
Feb-1993       $10,159        $10,084
Mar-1993       $10,207        $10,109
Apr-1993       $10,256        $10,135
May-1993       $10,263        $10,157
Jun-1993       $10,306        $10,187
Jul-1993       $10,337        $10,214
Aug-1993       $10,385        $10,243
Sep-1993       $10,424        $10,270
Oct-1993       $10,444        $10,294
Nov-1993       $10,462        $10,320
Dec-1993       $10,497        $10,351
Jan-1994       $10,549        $10,381
Feb-1994       $10,528        $10,400
Mar-1994       $10,524        $10,430
Apr-1994       $10,518        $10,457
May-1994       $10,540        $10,488
Jun-1994       $10,575        $10,531
Jul-1994       $10,637        $10,569
Aug-1994       $10,677        $10,606
Sep-1994       $10,696        $10,645
Oct-1994       $10,731        $10,691
Nov-1994       $10,723        $10,734
Dec-1994       $10,756        $10,787
Jan-1995       $10,857        $10,841
Feb-1995       $10,960        $10,893
Mar-1995       $11,027        $10,949
Apr-1995       $11,098        $11,000
May-1995       $11,216        $11,057
Jun-1995       $11,279        $11,114
Jul-1995       $11,337        $11,167
Aug-1995       $11,394        $11,223
Sep-1995       $11,444        $11,272
Oct-1995       $11,505        $11,325
Nov-1995       $11,559        $11,376
Dec-1995       $11,613        $11,439
Jan-1996       $11,663        $11,492
Feb-1996       $11,709        $11,537
Mar-1996       $11,760        $11,580
Apr-1996       $11,800        $11,630
May-1996       $11,839        $11,681
Jun-1996       $11,902        $11,729
Jul-1996       $11,957        $11,782
Aug-1996       $12,014        $11,835
Sep-1996       $12,085        $11,890
Oct-1996       $12,172        $11,942
Nov-1996       $12,243        $11,993
Dec-1996       $12,284        $12,046
Jan-1997       $12,344        $12,101
Feb-1997       $12,395        $12,148
Mar-1997       $12,416        $12,199
Apr-1997       $12,498        $12,258
May-1997       $12,558        $12,320
Jun-1997       $12,632        $12,366
Jul-1997       $12,718        $12,422
Aug-1997       $12,755        $12,475
Sep-1997       $12,830        $12,532
Oct-1997       $12,905        $12,586
Nov-1997       $12,943        $12,635
Dec-1997       $13,020        $12,690
Jan-1998       $13,096        $12,749
Feb-1998       $13,140        $12,795
Mar-1998       $13,205        $12,855
Apr-1998       $13,254        $12,913
May-1998       $13,327        $12,968
Jun-1998       $13,378        $13,022
Jul-1998       $13,454        $13,079
Aug-1998       $13,515        $13,139
Sep-1998       $13,577        $13,206
Oct-1998       $13,624        $13,258
Nov-1998       $13,684        $13,302
Dec-1998       $13,759        $13,355
Jan-1999       $13,813        $13,403
Feb-1999       $13,846        $13,442
Mar-1999       $13,915        $13,497
Apr-1999       $13,975        $13,546
May-1999       $14,005        $13,598
Jun-1999       $14,063        $13,655
Jul-1999       $14,108        $13,711
Aug-1999       $14,130        $13,766
Sep-1999       $14,206        $13,828
Oct-1999       $14,270        $13,882
Nov-1999       $14,338        $13,938
Dec-1999       $14,391        $14,000
Jan-2000       $14,420        $14,061
Feb-2000       $14,511        $14,123
Mar-2000       $14,584        $14,196
Apr-2000       $14,636        $14,263
May-2000       $14,695        $14,350
Jun-2000       $14,800        $14,411
Jul-2000       $14,898        $14,476
Aug-2000       $14,989        $14,552
Sep-2000       $15,101        $14,629
Oct-2000       $15,175        $14,705
Nov-2000       $15,268        $14,786
Dec-2000       $15,358        $14,867
Jan-2001       $15,464        $14,965
Feb-2001       $15,543        $15,022
Mar-2001       $15,602        $15,091
Apr-2001       $15,678        $15,157
May-2001       $15,732        $15,217
Jun-2001       $15,780        $15,261
Jul-2001       $15,870        $15,311
Aug-2001       $15,942        $15,362
Sep-2001       $16,104        $15,428
Oct-2001       $16,199        $15,468
Nov-2001       $16,214        $15,502
Dec-2001       $16,242        $15,527
Jan-2002       $16,272        $15,550
Feb-2002       $16,334        $15,570
Mar-2002       $16,277        $15,593
Apr-2002       $16,376        $15,618
May-2002       $16,444        $15,643
Jun-2002       $16,527        $15,667
Jul-2002       $16,641        $15,690
Aug-2002       $16,691        $15,712
Sep-2002       $16,741        $15,737
Oct-2002       $16,790        $15,761
Nov-2002       $16,772        $15,786

    ANNUALIZED             ONE   FIVE    TEN
    TOTAL RETURN (%)       YEAR  YEARS  YEARS
    -----------------------------------------
                           3.44  5.32   5.31

[SIDE NOTE]

- THE PORTFOLIO MAXIMIZES EXPECTED RETURNS BY INVESTING IN THE DFA ONE-YEAR FIXED INCOME SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH USES A STRATEGY OF SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. ISSUES WHICH MEET MATURITY AND QUALITY LEVEL ARE FURTHER EVALUATED FOR BUSINESS RISK. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE FOUND. INVESTMENTS ARE MADE IN HIGH QUALITY OBLIGATIONS, INCLUDING BANKERS' ACCEPTANCES, CERTIFICATES OF DEPOSIT, CORPORATE DEBT OBLIGATIONS AND COMMERCIAL PAPER OF U.S. AS WELL AS NON-U.S. ISSUERS. AVERAGE MATURITY IS MAINTAINED UNDER ONE YEAR WITH NO INDIVIDUAL ISSUE LONGER THAN TWO YEARS.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Three-Month U.S. Treasury Bill Index courtesy of Merrill Lynch.
[END SIDE NOTE]

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS
--------------------------------------------------------------------------------
DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
MERRILL LYNCH 1-3 YEAR GOVERNMENT/CORPORATE INDEX
MARCH 1996-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

            DFA TWO-YEAR       MERRILL LYNCH
            GLOBAL FIXED    1-3 YEAR GOVERNMENT/
          INCOME PORTFOLIO    CORPORATE INDEX
                   $10,000               $10,000
Mar-1996           $10,046                $9,993
Apr-1996           $10,096               $10,002
May-1996           $10,147               $10,023
Jun-1996           $10,184               $10,096
Jul-1996           $10,256               $10,137
Aug-1996           $10,357               $10,172
Sep-1996           $10,429               $10,265
Oct-1996           $10,520               $10,381
Nov-1996           $10,592               $10,461
Dec-1996           $10,635               $10,462
Jan-1997           $10,709               $10,511
Feb-1997           $10,750               $10,536
Mar-1997           $10,747               $10,534
Apr-1997           $10,811               $10,620
May-1997           $10,884               $10,694
Jun-1997           $10,962               $10,767
Jul-1997           $11,016               $10,887
Aug-1997           $11,059               $10,898
Sep-1997           $11,128               $10,981
Oct-1997           $11,171               $11,061
Nov-1997           $11,204               $11,087
Dec-1997           $11,260               $11,163
Jan-1998           $11,351               $11,271
Feb-1998           $11,396               $11,282
Mar-1998           $11,458               $11,331
Apr-1998           $11,492               $11,385
May-1998           $11,561               $11,448
Jun-1998           $11,603               $11,507
Jul-1998           $11,661               $11,562
Aug-1998           $11,741               $11,698
Sep-1998           $11,814               $11,850
Oct-1998           $11,872               $11,902
Nov-1998           $11,918               $11,890
Dec-1998           $11,988               $11,936
Jan-1999           $12,047               $11,987
Feb-1999           $12,094               $11,935
Mar-1999           $12,149               $12,022
Apr-1999           $12,196               $12,064
May-1999           $12,219               $12,057
Jun-1999           $12,269               $12,094
Jul-1999           $12,294               $12,127
Aug-1999           $12,342               $12,159
Sep-1999           $12,405               $12,241
Oct-1999           $12,429               $12,277
Nov-1999           $12,478               $12,304
Dec-1999           $12,537               $12,326
Jan-2000           $12,562               $12,323
Feb-2000           $12,638               $12,406
Mar-2000           $12,693               $12,479
Apr-2000           $12,745               $12,508
May-2000           $12,783               $12,553
Jun-2000           $12,860               $12,690
Jul-2000           $12,925               $12,776
Aug-2000           $13,003               $12,874
Sep-2000           $13,091               $12,975
Oct-2000           $13,157               $13,036
Nov-2000           $13,249               $13,164
Dec-2000           $13,347               $13,321
Jan-2001           $13,444               $13,500
Feb-2001           $13,499               $13,589
Mar-2001           $13,560               $13,709
Apr-2001           $13,616               $13,747
May-2001           $13,658               $13,835
Jun-2001           $13,708               $13,888
Jul-2001           $13,793               $14,057
Aug-2001           $13,864               $14,146
Sep-2001           $14,043               $14,369
Oct-2001           $14,156               $14,511
Nov-2001           $14,142               $14,474
Dec-2001           $14,156               $14,482
Jan-2002           $14,199               $14,513
Feb-2002           $14,256               $14,577
Mar-2002           $14,173               $14,485
Apr-2002           $14,302               $14,644
May-2002           $14,373               $14,720
Jun-2002           $14,473               $14,834
Jul-2002           $14,630               $14,989
Aug-2002           $14,687               $15,061
Sep-2002           $14,753               $15,185
Oct-2002           $14,811               $15,214
Nov-2002           $14,781               $15,209

      ANNUALIZED             ONE   FIVE      FROM
      TOTAL RETURN (%)       YEAR  YEARS  MARCH 1996
      ----------------------------------------------
                             4.52  5.70       5.96

[SIDE NOTE]

- THE PORTFOLIO INVESTS IN THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES OF THE DFA INVESTMENT TRUST COMPANY, WHICH IN TURN SEEKS TO MAXIMIZE EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE FOUND. INVESTMENTS ARE MADE IN U.S. GOVERNMENT SECURITIES, HIGH-QUALITY CORPORATE SECURITIES AND CURRENCY HEDGED GLOBAL BONDS WITH A MAXIMUM MATURITY OF TWO YEARS.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Merrill Lynch 1-3 Year Government/Corporate Index courtesy of Merrill Lynch. [END SIDE NOTE]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA FIVE-YEAR GOVERNMENT PORTFOLIO VS.
LEHMAN INTERMEDIATE GOVERNMENT INDEX
DECEMBER 1992-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          DFA FIVE-YEAR GOVERNMENT PORTFOLIO  LEHMAN INTERMEDIATE GOVERNMENT INDEX
                                     $10,000                               $10,000
Dec-1992                             $10,140                               $10,129
Jan-1993                             $10,338                               $10,317
Feb-1993                             $10,497                               $10,469
Mar-1993                             $10,541                               $10,508
Apr-1993                             $10,633                               $10,590
May-1993                             $10,586                               $10,561
Jun-1993                             $10,753                               $10,714
Jul-1993                             $10,756                               $10,736
Aug-1993                             $10,961                               $10,896
Sep-1993                             $11,002                               $10,940
Oct-1993                             $11,028                               $10,967
Nov-1993                             $10,947                               $10,913
Dec-1993                             $10,982                               $10,958
Jan-1994                             $11,115                               $11,066
Feb-1994                             $10,915                               $10,915
Mar-1994                             $10,724                               $10,755
Apr-1994                             $10,616                               $10,685
May-1994                             $10,632                               $10,693
Jun-1994                             $10,625                               $10,695
Jul-1994                             $10,769                               $10,835
Aug-1994                             $10,800                               $10,866
Sep-1994                             $10,690                               $10,776
Oct-1994                             $10,688                               $10,778
Nov-1994                             $10,605                               $10,731
Dec-1994                             $10,636                               $10,766
Jan-1995                             $10,757                               $10,942
Feb-1995                             $10,871                               $11,153
Mar-1995                             $10,926                               $11,214
Apr-1995                             $11,006                               $11,344
May-1995                             $11,210                               $11,664
Jun-1995                             $11,274                               $11,739
Jul-1995                             $11,319                               $11,745
Aug-1995                             $11,403                               $11,841
Sep-1995                             $11,459                               $11,921
Oct-1995                             $11,539                               $12,052
Nov-1995                             $11,597                               $12,199
Dec-1995                             $11,652                               $12,319
Jan-1996                             $11,708                               $12,423
Feb-1996                             $11,755                               $12,291
Mar-1996                             $11,790                               $12,235
Apr-1996                             $11,814                               $12,199
May-1996                             $11,848                               $12,193
Jun-1996                             $11,955                               $12,317
Jul-1996                             $11,991                               $12,356
Aug-1996                             $12,015                               $12,369
Sep-1996                             $12,159                               $12,529
Oct-1996                             $12,339                               $12,734
Nov-1996                             $12,471                               $12,888
Dec-1996                             $12,422                               $12,819
Jan-1997                             $12,472                               $12,868
Feb-1997                             $12,484                               $12,888
Mar-1997                             $12,447                               $12,815
Apr-1997                             $12,559                               $12,959
May-1997                             $12,646                               $13,061
Jun-1997                             $12,738                               $13,173
Jul-1997                             $12,902                               $13,415
Aug-1997                             $12,902                               $13,364
Sep-1997                             $13,004                               $13,510
Oct-1997                             $13,106                               $13,668
Nov-1997                             $13,144                               $13,698
Dec-1997                             $13,216                               $13,809
Jan-1998                             $13,295                               $13,989
Feb-1998                             $13,347                               $13,973
Mar-1998                             $13,413                               $14,016
Apr-1998                             $13,465                               $14,084
May-1998                             $13,531                               $14,181
Jun-1998                             $13,580                               $14,276
Jul-1998                             $13,646                               $14,330
Aug-1998                             $13,699                               $14,601
Sep-1998                             $13,766                               $14,941
Oct-1998                             $13,820                               $14,967
Nov-1998                             $13,874                               $14,920
Dec-1998                             $13,934                               $14,978
Jan-1999                             $13,989                               $15,046
Feb-1999                             $14,031                               $14,840
Mar-1999                             $14,100                               $14,938
Apr-1999                             $14,155                               $14,978
May-1999                             $14,155                               $14,887
Jun-1999                             $14,205                               $14,909
Jul-1999                             $14,233                               $14,910
Aug-1999                             $14,262                               $14,931
Sep-1999                             $14,360                               $15,060
Oct-1999                             $14,402                               $15,090
Nov-1999                             $14,443                               $15,100
Dec-1999                             $14,461                               $15,054
Jan-2000                             $14,475                               $15,002
Feb-2000                             $14,576                               $15,127
Mar-2000                             $14,620                               $15,299
Apr-2000                             $14,679                               $15,293
May-2000                             $14,723                               $15,335
Jun-2000                             $14,873                               $15,578
Jul-2000                             $14,962                               $15,681
Aug-2000                             $15,067                               $15,857
Sep-2000                             $15,186                               $15,995
Oct-2000                             $15,245                               $16,105
Nov-2000                             $15,334                               $16,342
Dec-2000                             $15,439                               $16,629
Jan-2001                             $15,563                               $16,851
Feb-2001                             $15,625                               $17,006
Mar-2001                             $15,702                               $17,128
Apr-2001                             $15,747                               $17,073
May-2001                             $15,824                               $17,143
Jun-2001                             $15,804                               $17,198
Jul-2001                             $16,071                               $17,520
Aug-2001                             $16,228                               $17,676
Sep-2001                             $16,590                               $18,054
Oct-2001                             $16,842                               $18,336
Nov-2001                             $16,591                               $18,117
Dec-2001                             $16,528                               $18,030
Jan-2002                             $16,576                               $18,108
Feb-2002                             $16,754                               $18,258
Mar-2002                             $16,464                               $17,983
Apr-2002                             $16,834                               $18,319
May-2002                             $16,996                               $18,447
Jun-2002                             $17,275                               $18,678
Jul-2002                             $17,651                               $19,029
Aug-2002                             $17,913                               $19,246
Sep-2002                             $18,224                               $19,577
Oct-2002                             $18,257                               $19,563
Nov-2002                             $18,093                               $19,408

      ANNUALIZED             ONE   FIVE    TEN
      TOTAL RETURN (%)       YEAR  YEARS  YEARS
      -----------------------------------------
                             9.05  6.60   6.11

[SIDE NOTE]

- THE PORTFOLIO MAXIMIZES EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE FOUND. INVESTMENTS ARE MADE IN U.S. GOVERNMENT SECURITIES WITH A MAXIMUM MATURITY OF FIVE YEARS.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman Intermediate Government Index courtesy of Lehman Brothers, Inc. [END SIDE NOTE]

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS
--------------------------------------------------------------------------------
DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
LEHMAN AGGREGATE INDEX
DECEMBER 1992-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

           DFA FIVE-YEAR
            GLOBAL FIXED        LEHMAN
          INCOME PORTFOLIO  AGGREGATE INDEX
                   $10,000          $10,000
Dec-1992           $10,123          $10,159
Jan-1993           $10,302          $10,354
Feb-1993           $10,458          $10,535
Mar-1993           $10,484          $10,580
Apr-1993           $10,488          $10,654
May-1993           $10,482          $10,667
Jun-1993           $10,683          $10,860
Jul-1993           $10,774          $10,922
Aug-1993           $10,974          $11,114
Sep-1993           $11,001          $11,144
Oct-1993           $11,114          $11,185
Nov-1993           $11,143          $11,090
Dec-1993           $11,293          $11,150
Jan-1994           $11,368          $11,300
Feb-1994           $11,106          $11,103
Mar-1994           $10,829          $10,829
Apr-1994           $10,758          $10,743
May-1994           $10,674          $10,742
Jun-1994           $10,580          $10,719
Jul-1994           $10,659          $10,932
Aug-1994           $10,741          $10,945
Sep-1994           $10,688          $10,784
Oct-1994           $10,708          $10,775
Nov-1994           $10,819          $10,751
Dec-1994           $10,805          $10,825
Jan-1995           $10,892          $11,040
Feb-1995           $11,052          $11,302
Mar-1995           $11,272          $11,371
Apr-1995           $11,426          $11,530
May-1995           $11,705          $11,977
Jun-1995           $11,728          $12,064
Jul-1995           $11,830          $12,038
Aug-1995           $11,914          $12,183
Sep-1995           $12,082          $12,301
Oct-1995           $12,205          $12,461
Nov-1995           $12,469          $12,648
Dec-1995           $12,540          $12,825
Jan-1996           $12,644          $12,910
Feb-1996           $12,511          $12,685
Mar-1996           $12,604          $12,597
Apr-1996           $12,677          $12,526
May-1996           $12,800          $12,501
Jun-1996           $12,847          $12,668
Jul-1996           $12,959          $12,703
Aug-1996           $13,157          $12,681
Sep-1996           $13,393          $12,902
Oct-1996           $13,643          $13,188
Nov-1996           $13,856          $13,414
Dec-1996           $13,890          $13,289
Jan-1997           $14,010          $13,330
Feb-1997           $14,143          $13,363
Mar-1997           $14,047          $13,215
Apr-1997           $14,155          $13,413
May-1997           $14,263          $13,541
Jun-1997           $14,482          $13,702
Jul-1997           $14,659          $14,072
Aug-1997           $14,687          $13,952
Sep-1997           $14,823          $14,159
Oct-1997           $14,878          $14,364
Nov-1997           $14,947          $14,430
Dec-1997           $15,045          $14,576
Jan-1998           $15,194          $14,762
Feb-1998           $15,299          $14,751
Mar-1998           $15,395          $14,801
Apr-1998           $15,455          $14,878
May-1998           $15,576          $15,019
Jun-1998           $15,645          $15,147
Jul-1998           $15,751          $15,179
Aug-1998           $15,886          $15,426
Sep-1998           $16,079          $15,787
Oct-1998           $16,185          $15,703
Nov-1998           $16,261          $15,793
Dec-1998           $16,305          $15,840
Jan-1999           $16,445          $15,953
Feb-1999           $16,493          $15,673
Mar-1999           $16,615          $15,760
Apr-1999           $16,724          $15,810
May-1999           $16,724          $15,671
Jun-1999           $16,652          $15,621
Jul-1999           $16,669          $15,555
Aug-1999           $16,717          $15,547
Sep-1999           $16,788          $15,728
Oct-1999           $16,788          $15,786
Nov-1999           $16,851          $15,784
Dec-1999           $16,910          $15,709
Jan-2000           $16,944          $15,657
Feb-2000           $17,027          $15,846
Mar-2000           $17,133          $16,055
Apr-2000           $17,217          $16,009
May-2000           $17,249          $16,001
Jun-2000           $17,355          $16,334
Jul-2000           $17,455          $16,482
Aug-2000           $17,539          $16,721
Sep-2000           $17,657          $16,827
Oct-2000           $17,777          $16,938
Nov-2000           $17,878          $17,215
Dec-2000           $18,035          $17,536
Jan-2001           $18,178          $17,821
Feb-2001           $18,267          $17,977
Mar-2001           $18,364          $18,066
Apr-2001           $18,417          $17,991
May-2001           $18,489          $18,098
Jun-2001           $18,502          $18,167
Jul-2001           $18,646          $18,574
Aug-2001           $18,791          $18,788
Sep-2001           $19,079          $19,006
Oct-2001           $19,316          $19,403
Nov-2001           $19,169          $19,135
Dec-2001           $19,104          $19,013
Jan-2002           $19,159          $19,167
Feb-2002           $19,326          $19,353
Mar-2002           $19,018          $19,031
Apr-2002           $19,355          $19,401
May-2002           $19,523          $19,566
Jun-2002           $19,767          $19,736
Jul-2002           $20,161          $19,975
Aug-2002           $20,423          $20,312
Sep-2002           $20,823          $20,641
Oct-2002           $20,804          $20,546
Nov-2002           $20,615          $20,540

    ANNUALIZED             ONE   FIVE    TEN
    TOTAL RETURN (%)       YEAR  YEARS  YEARS
    -----------------------------------------
                           7.55  6.64   7.50

[SIDE NOTE]

- THE PORTFOLIO INVESTS IN U.S. AND INTERNATIONAL GOVERNMENT BONDS, DEBT GUARANTEED BY FOREIGN GOVERNMENTS, HIGH QUALITY CORPORATE DEBT, BANK OBLIGATIONS, AND DEBT OF SUPRANATIONAL ISSUERS WITH MATURITIES OF 5 YEARS OR LESS. ELIGIBLE COUNTRIES INCLUDE THE UNITED STATES, CANADA, UNITED KINGDOM, GERMANY, JAPAN, FRANCE, AUSTRALIA, THE NETHERLANDS, SWEDEN AND DENMARK. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED HORIZON RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE MATURITY RANGE WITH THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE FOUND. COUNTRY WEIGHTING IS INCREASED OR REDUCED BASED ON EXPECTED RETURNS. THE PORTFOLIO MAY BE CONCENTRATED IN THE U.S. IF WARRANTED BY THE SHAPE OF INTERNATIONAL CURVES.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman Aggregate Index courtesy of Lehman Brothers, Inc.
[END SIDE NOTE]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO VS.
LEHMAN GOVERNMENT INDEX
DECEMBER 1992-NOVEMBER 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          DFA INTERMEDIATE
          GOVERNMENT FIXED       LEHMAN
          INCOME PORTFOLIO  GOVERNMENT INDEX
                   $10,000           $10,000
Dec-1992           $10,156           $10,168
Jan-1993           $10,401           $10,385
Feb-1993           $10,651           $10,592
Mar-1993           $10,717           $10,627
Apr-1993           $10,804           $10,709
May-1993           $10,798           $10,697
Jun-1993           $11,045           $10,935
Jul-1993           $11,077           $11,001
Aug-1993           $11,323           $11,247
Sep-1993           $11,416           $11,290
Oct-1993           $11,439           $11,332
Nov-1993           $11,284           $11,208
Dec-1993           $11,337           $11,251
Jan-1994           $11,495           $11,406
Feb-1994           $11,233           $11,164
Mar-1994           $10,960           $10,913
Apr-1994           $10,823           $10,826
May-1994           $10,810           $10,812
Jun-1994           $10,775           $10,787
Jul-1994           $10,962           $10,986
Aug-1994           $10,998           $10,988
Sep-1994           $10,822           $10,833
Oct-1994           $10,808           $10,826
Nov-1994           $10,753           $10,806
Dec-1994           $10,800           $10,872
Jan-1995           $10,998           $11,074
Feb-1995           $11,288           $11,312
Mar-1995           $11,347           $11,384
Apr-1995           $11,524           $11,533
May-1995           $12,027           $11,998
Jun-1995           $12,126           $12,090
Jul-1995           $12,065           $12,045
Aug-1995           $12,205           $12,186
Sep-1995           $12,309           $12,303
Oct-1995           $12,481           $12,490
Nov-1995           $12,695           $12,685
Dec-1995           $12,861           $12,865
Jan-1996           $12,964           $12,944
Feb-1996           $12,724           $12,680
Mar-1996           $12,573           $12,574
Apr-1996           $12,457           $12,494
May-1996           $12,411           $12,473
Jun-1996           $12,578           $12,633
Jul-1996           $12,602           $12,665
Aug-1996           $12,567           $12,637
Sep-1996           $12,793           $12,847
Oct-1996           $13,090           $13,130
Nov-1996           $13,327           $13,358
Dec-1996           $13,166           $13,222
Jan-1997           $13,189           $13,236
Feb-1997           $13,201           $13,255
Mar-1997           $13,039           $13,114
Apr-1997           $13,223           $13,303
May-1997           $13,346           $13,418
Jun-1997           $13,490           $13,568
Jul-1997           $13,900           $13,953
Aug-1997           $13,726           $13,815
Sep-1997           $13,950           $14,022
Oct-1997           $14,202           $14,265
Nov-1997           $14,228           $14,338
Dec-1997           $14,372           $14,488
Jan-1998           $14,618           $14,706
Feb-1998           $14,591           $14,666
Mar-1998           $14,613           $14,707
Apr-1998           $14,679           $14,773
May-1998           $14,836           $14,925
Jun-1998           $14,962           $15,095
Jul-1998           $14,989           $15,118
Aug-1998           $15,373           $15,511
Sep-1998           $15,978           $15,930
Oct-1998           $15,844           $15,876
Nov-1998           $15,805           $15,881
Dec-1998           $15,885           $15,915
Jan-1999           $15,941           $16,008
Feb-1999           $15,474           $15,627
Mar-1999           $15,588           $15,688
Apr-1999           $15,602           $15,724
May-1999           $15,381           $15,585
Jun-1999           $15,319           $15,554
Jul-1999           $15,278           $15,531
Aug-1999           $15,250           $15,531
Sep-1999           $15,410           $15,657
Oct-1999           $15,424           $15,682
Nov-1999           $15,424           $15,660
Dec-1999           $15,318           $15,558
Jan-2000           $15,217           $15,580
Feb-2000           $15,363           $15,801
Mar-2000           $15,559           $16,079
Apr-2000           $15,471           $16,034
May-2000           $15,441           $16,044
Jun-2000           $15,841           $16,329
Jul-2000           $15,960           $16,488
Aug-2000           $16,244           $16,732
Sep-2000           $16,400           $16,779
Oct-2000           $16,567           $16,940
Nov-2000           $16,930           $17,273
Dec-2000           $17,392           $17,617
Jan-2001           $17,608           $17,795
Feb-2001           $17,870           $17,998
Mar-2001           $17,956           $18,061
Apr-2001           $17,723           $17,877
May-2001           $17,769           $17,936
Jun-2001           $17,836           $18,018
Jul-2001           $18,341           $18,451
Aug-2001           $18,594           $18,679
Sep-2001           $19,057           $19,004
Oct-2001           $19,570           $19,495
Nov-2001           $19,057           $19,058
Dec-2001           $18,821           $18,892
Jan-2002           $18,919           $19,015
Feb-2002           $19,163           $19,190
Mar-2002           $18,661           $18,774
Apr-2002           $19,155           $19,220
May-2002           $19,402           $19,336
Jun-2002           $19,783           $19,606
Jul-2002           $20,317           $20,038
Aug-2002           $20,800           $20,435
Sep-2002           $21,460           $20,913
Oct-2002           $21,224           $20,745
Nov-2002           $20,954           $20,567

    ANNUALIZED             ONE   FIVE    TEN
    TOTAL RETURN (%)       YEAR  YEARS  YEARS
    -----------------------------------------
                           9.95  8.05   7.68

[SIDE NOTE]

- THE PORTFOLIO EMPLOYS A BUY AND HOLD STRATEGY INVESTING IN GOVERNMENT SECURITIES WITH A MATURITY GENERALLY BETWEEN FIVE AND FIFTEEN YEARS AND ORDINARILY MAINTAINING AN AVERAGE WEIGHTED MATURITY OF SEVEN TO TEN YEARS. THE INVESTMENT UNIVERSE INCLUDES OBLIGATIONS OF THE U.S. GOVERNMENT, U.S. GOVERNMENT AGENCIES AND AAA-RATED DOLLAR DENOMINATED OBLIGATIONS OF FOREIGN SECURITIES AND SUPRANATIONALS.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman Government Index courtesy of Lehman Brothers, Inc.
[END SIDE NOTE]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO VS.
LEHMAN MUNICIPAL THREE-YEAR BOND INDEX
SEPTEMBER 2002-NOVEMBER 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO  LEHMAN MUNICIPAL THREE-YEAR BOND INDEX
                                          $10,000                                 $10,000
Sep-2002                                  $10,073                                 $10,079
Oct-2002                                  $10,015                                 $10,024
Nov-2002                                  $10,007                                 $10,027

    TOTAL                       FROM
    RETURN (%)             SEPTEMBER 2002
    -------------------------------------
                                   0.07

[SIDE NOTE]

- THE INVESTMENT OBJECTIVE OF DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO IS TO PROVIDE CURRENT INCOME THAT IS EXEMPT FROM FEDERAL PERSONAL INCOME TAXES AND TO PRESERVE INVESTORS' PRINCIPAL. THE PORTFOLIO WILL INVEST PRIMARILY IN INVESTMENT GRADE MUNICIPAL SECURITIES. AS A FUNDAMENTAL INVESTMENT POLICY, UNDER NORMAL MARKET CONDITIONS, THE PORTFOLIO WILL INVEST AT LEAST 80% OF ITS NET ASSETS IN MUNICIPAL SECURITIES THAT PAY INTEREST EXEMPT FROM FEDERAL INCOME TAX. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL MAINTAIN A DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY OF THREE YEARS OR LESS.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman Municipal Three-Year Bond Index courtesy of Lehman Brothers, Inc. [END SIDE NOTE]

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2002

    The performance for the U.S. equity market for the period under review was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks, and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" status is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

    Of the two factors, the value/growth distinction was the more significant during the year ended November 30, 2002. Value stocks experienced losses, while growth stocks turned in unusually weak results.

            % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002
            -------------------------------------------
                                                         TOTAL
INDEX                                                   RETURNS
-----                                               ---------------
Russell 3000 Value Index..........................           -9.03%
Russell 3000 Growth Index.........................          -22.53%

    To a lesser extent, results were also a function of company size: small company stocks outperformed large company stocks.

            % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002
            -------------------------------------------
                                                         TOTAL
INDEX                                                   RETURNS
-----                                               ---------------
Russell 2000 Index (small companies)..............          -10.60%
Russell 1000 Index (large companies)..............          -16.06%

    When the value and growth sectors are analyzed by size, the distinction in performance is even more clearly illustrated. Small value companies performed the best, while large growth stocks performed the worst:

            % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002
            -------------------------------------------
                                                         TOTAL
INDEX                                                   RETURNS
-----                                               ---------------
Russell 2000 Value Index (small value
  companies)......................................           -1.80%
Russell 1000 Value Index (large value
  companies)......................................           -9.61%
Russell 2000 Growth Index (small growth
  companies)......................................          -20.43%
Russell 1000 Growth Index (large growth
  companies)......................................          -22.68%

--------------
Source: Frank Russell Co.

    Differences in returns for the various Dimensional U.S. equity funds over this period were primarily attributable to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc., the Fund's investment advisor (the "Advisor"), generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in periods when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperforming these benchmarks.

MASTER-FEEDER STRUCTURE

    Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, those portfolios invest in corresponding funds called "Master Funds". Master Funds, in turn, purchase stocks, bonds and/or other securities.

DOMESTIC EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

U.S. LARGE COMPANY PORTFOLIO

    The U.S. Large Company Portfolio seeks to produce returns similar to those of the S&P 500-Registered Trademark- Index by purchasing shares of a Master Fund that invests in S&P 500-Registered Trademark- Index stocks in approximately the same proportions as the stocks are represented in the S&P 500-Registered Trademark- Index. The Master Fund was essentially fully invested in equities throughout the twelve-month period ending November 30, 2002: cash equivalents averaged less than 2.0% of Fund assets. For the twelve-month period ending November 30, 2002, total returns were -16.64% for the U.S. Large Company Portfolio and -16.51% for the S&P 500-Registered Trademark-Index. The growth components of the S&P 500-Registered Trademark- Index modestly underperformed the value components. For the year ending November 30, 2002, total returns were -18.16% for the S&P/BARRA 500 Growth Index, and -15.26% for the S&P/BARRA 500 Value Index.

ENHANCED U.S. LARGE COMPANY PORTFOLIO

    The Enhanced U.S. Large Company Portfolio seeks to achieve a total return which exceeds the total return performance of the S&P 500-Registered Trademark-Index, by purchasing shares of a Master Fund that employs an "enhanced cash" strategy. This strategy combines investment in high grade short-term fixed income instruments with an overlay of S&P 500-Registered Trademark- Index futures contracts and/or swaps. For the year ending November 30, 2002, approximately 67% of the overlay instruments consisted of S&P 500-Registered Trademark- Index futures contracts, and the remaining 33% were swap contracts. The behavior of S&P 500-Registered Trademark- Index futures contracts or swaps is principally determined by the performance of the S&P 500-Registered Trademark- Index. For the year ending November 30, 2002, total returns were -15.40% for the Enhanced U.S. Large Company Portfolio, and -16.51% for the S&P 500-Registered Trademark- Index.

    The growth components of the S&P 500-Registered Trademark- Index modestly underperformed the value components. For the twelve-month period ending November 30, 2002, total returns were -18.16% for the S&P/BARRA 500 Growth Index, and -15.26% for the S&P/BARRA 500 Value Index.

U.S. LARGE CAP VALUE PORTFOLIO

    The U.S. Large Cap Value Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to closely track a specific equity index. The Master Fund held 228 stocks as of November 30, 2002, and was essentially fully invested in equities throughout the preceding year: cash equivalents averaged less than 2.0% of Fund assets.

    As a result of the Portfolio's diversified approach, performance was principally determined by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the twelve-month period ending November 30, 2002, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth stocks. Total returns were -16.51% for the S&P 500-Registered Trademark- Index, and -9.61% for the Russell 1000 Value Index. Total return for the U.S. Large Cap Value Portfolio over this period was -8.77%.

U.S. SMALL XM VALUE PORTFOLIO

    The U.S. Small XM Value Portfolio seeks to capture the returns of U.S. small company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to closely track a specific equity index. The Master Fund refrains from purchasing the very smallest ("micro cap") stocks. As of November 30, 2002, the Master Fund held 714 stocks, and was essentially fully invested in equities throughout the preceding year: cash equivalents averaged less than 2.5% of Fund assets.

    As a result of the Portfolio's diversified approach, performance was principally determined by broad structural trends in the securities markets, rather than the behavior of a limited number of stocks. For the year ending

November 30, 2002, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth stocks. Total returns were -16.51% for the S&P 500-Registered Trademark- Index, -1.80% for the Russell 2000 Value Index and -5.80% for the S&P/BARRA 600 SmallCap Value Index. Total return for the U.S. Small XM Value Portfolio over this period was 1.77%.

U.S. SMALL CAP VALUE PORTFOLIO

    The U.S. Small Cap Value Portfolio seeks to capture the returns of U.S. small company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to closely track a specific equity index. As of November 30, 2002, the Master Fund held 2,081 stocks and was essentially fully invested in equities throughout the preceding year: cash equivalents averaged less than 2.0% of Fund assets.

    As a result of the Portfolio's diversified approach, performance was principally determined by broad structural trends in the securities markets, rather than the behavior of a limited number of stocks. For the twelve-month period ending November 30, 2002, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth stocks. Total returns were -16.51% for the S&P 500-Registered Trademark- Index, -1.80% for the Russell 2000 Value Index and -5.80% for the S&P/BARRA 600 SmallCap Value Index. Total return for the U.S. Small Cap Value Portfolio over this period was 0.71%.

U.S. SMALL CAP PORTFOLIO

    The U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to closely track a specific equity index. As of November 30, 2002, the Master Fund held 3,555 stocks, and was essentially fully invested in equities throughout the preceding year: cash equivalents averaged less than 2.0% of Fund assets.

    As a result of the Portfolio's diversified approach, performance was principally determined by broad structural trends in the securities markets, rather than the behavior of a limited number of stocks. For the twelve-month period ending November 30, 2002, small company stocks generally outperformed large company stocks. Total returns were -16.51% for the S&P 500-Registered Trademark- Index and -10.60% for the Russell 2000 Index. Total return for the U.S. Small Cap Portfolio over this period was -8.73%.

U.S. MICRO CAP PORTFOLIO

    The U.S. Micro Cap Portfolio seeks to capture the returns of very small U.S. company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to very small company stocks, but does not attempt to closely track a specific equity index. As of November 30, 2002, the Master Fund held 3,065 stocks, and was essentially fully invested in equities throughout the preceding year: cash equivalents averaged less than 2.0% of Fund assets.

    As a result of the Portfolio's diversified approach, performance was principally determined by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the twelve-month period ending November 30, 2002, small company stocks generally outperformed large company stocks. Total returns were -16.51% for the S&P 500-Registered Trademark- Index, -10.60% for the Russell 2000 Index, and -0.39% for the CRSP 9-10 Index. Total return for the U.S. Micro Cap Portfolio over this period was -3.31%.

DFA REAL ESTATE SECURITIES PORTFOLIO

    DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate investment trust ("REIT") securities, but does not attempt to closely track a specific index. As of November 30, 2002, the Portfolio held 142 stocks, and was essentially fully invested in equities throughout the preceding year: cash equivalents averaged less than 2.5% of Portfolio assets.

    As a result of the Portfolio's diversified approach, performance was principally determined by structural trends in the real estate securities market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2002, the REIT sector performed relatively well, outperforming broad U.S. equity market indices. Total returns were 4.82% for the Wilshire REIT Index, -16.51% for the S&P 500-Registered Trademark- Index and -10.60% for the Russell 2000 Index. Total return for the DFA Real Estate Securities Portfolio over this period was 5.36%.

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2002

    International equity markets were generally weak for the period under review. Expressed in local currencies, prices fell in all of the ten largest country constituents of the MSCI EAFE Index, and losses exceeded 15% in seven of the ten largest markets. Net returns were enhanced by strength in the euro, Swiss franc, British pound, Australian dollar and Swedish krona relative to the U.S. dollar. The overall effect of currency exchange rate changes was a material improvement in returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was -20.37% in local currency and -12.50% in U.S. dollars.

               % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002
               -------------------------------------------
                                               LOCAL
                                             CURRENCY        U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                 RETURN           RETURN
-----------------------------             ---------------  ---------------
United Kingdom..........................          -17.94%          -10.45%
Japan...................................          -14.39%          -13.97%
France..................................          -24.39%          -16.02%
Switzerland.............................          -15.06%           -5.70%
Germany.................................          -32.59%          -25.10%
Netherlands.............................          -22.22%          -13.58%
Australia...............................           -4.80%            2.76%
Italy...................................          -13.29%           -3.67%
Spain...................................          -19.85%          -10.95%
Sweden..................................          -31.66%          -19.47%

--------------
Source: Morgan Stanley Capital International

    Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

        % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002
        -------------------------------------------

MSCI EAFE Small Cap Index.........................  -10.16%
Salomon Smith Barney Extended Market Index -- EPAC
  (small companies)...............................   -7.13%
MSCI EAFE Value Index.............................  -11.54%
MSCI EAFE Index (net dividends)...................  -12.50%
MSCI EAFE Growth Index............................  -13.52%

    Returns in emerging markets were higher on average than in developed country markets, although results varied widely among individual countries. For the period under review, total return was 4.75% for the MSCI Emerging Markets Free Index (net dividends), and -12.50% for the MSCI EAFE Index (net dividends).

            % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002
            -------------------------------------------
                                                         TOTAL
                                                        RETURNS
COUNTRY                                                 (U.S $)
-------                                             ---------------
Hungary...........................................           31.01%
Thailand..........................................           21.80%
Indonesia.........................................           19.67%
So. Korea.........................................           18.55%
Turkey............................................            9.90%
Poland............................................            5.71%
Malaysia..........................................           -1.41%
Mexico............................................           -3.69%
Philippines.......................................           -9.97%
Israel............................................          -10.76%
Chile.............................................          -13.76%
Argentina.........................................          -26.96%
Brazil............................................          -44.49%

--------------
Source: DataStream International

INTERNATIONAL EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

LARGE CAP INTERNATIONAL PORTFOLIO

    The Large Cap International Portfolio seeks to capture the returns of international large company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap stocks, but does not attempt to closely track a specific equity index. The Portfolio held 963 stocks in twenty-one developed country markets as of November 30, 2002, and was essentially fully invested in equities throughout the preceding year: cash equivalents averaged less than 3.0% of Portfolio assets.

    As a result of the Portfolio's diversified approach, performance was principally determined by broad structural trends in the international equity markets, rather than the behavior of a limited number of stocks. For the year ending November 30, 2002, international stocks generally underperformed U.S. stocks when expressed in local currencies, but outperformed U.S. stocks in U.S. dollar terms; total returns were -12.50% for the MSCI EAFE Index (net dividends) and -16.51% for the S&P 500-Registered Trademark- Index of U.S. stocks. Total return for the Large Cap International Portfolio over this period was -11.50%.

INTERNATIONAL SMALL COMPANY PORTFOLIO

    The International Small Company Portfolio seeks to capture the returns of international small company stocks by purchasing shares of four Master Funds that individually invest in United Kingdom, European, Japanese and Pacific Rim small company stocks, respectively. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to closely track a specific equity index. As of November 30, 2002, the Master Funds held 3,730 stocks in twenty developed country markets, and were essentially fully invested in equities throughout the preceding year: cash equivalents averaged less than 0.5% of the Master Funds' assets.

    As a result of the Portfolio's diversified approach, performance was principally determined by broad structural trends in the international equity markets, rather than the behavior of a limited number of stocks. For the year ending November 30, 2002, international small company stocks outperformed international large company stocks, although returns were negative in both cases. Total returns were -7.13% for the Salomon Smith Barney Extended Market Index -- EPAC, -12.50% for the international large company MSCI EAFE Index (net dividends) and -1.39% for the International Small Company Portfolio.

JAPANESE SMALL COMPANY PORTFOLIO

    The Japanese Small Company Portfolio seeks to capture the returns of Japanese small company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to closely track a specific equity index. As of November 30, 2002, the Master Fund held 1,009 stocks, and was essentially fully invested in equities throughout the preceding year: cash equivalents averaged less than 2.5% of Fund assets.

    As a result of the Portfolio's diversified approach, performance was principally determined by broad structural trends in the Japanese equity market, rather than the behavior of a limited number of stocks. For the year ending November 30, 2002, Japanese small company stocks outperformed Japanese large company stocks, although both experienced negative returns. Total returns were -13.97% for the MSCI Japan Index and -10.43% for the Salomon Smith Barney Extended Market Index-Japan, which tracks Japanese small company stocks. Total return for the Japanese Small Company Portfolio over this period was -9.96%.

PACIFIC RIM SMALL COMPANY PORTFOLIO

    The Pacific Rim Small Company Portfolio seeks to capture the returns of small company stocks in developed markets of the Pacific Rim (excluding Japan) by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to closely track a specific equity index. As of November 30, 2002, the Master Fund held 789 stocks, and assets were allocated among five countries:
Australia (32.0%), Hong Kong (28.7%), Singapore (26.3%), New Zealand (12.7%) and Malaysia (0.3%). Country allocations reflect the approximate weights of individual countries within the universe maintained by the Advisor of Pacific Rim small company stocks, and do not represent a forecast of future performance. Malaysian stocks are no longer eligible for purchase by the Master Fund, and the majority of previous investments in the country have been liquidated. The Master Fund was essentially fully invested in equities for the year ending
November 30, 2002: cash equivalents averaged less than 2.0% of Fund assets.

    As a result of the Portfolio's diversified approach, performance was principally determined by broad structural trends in the Pacific Rim equity markets, rather than the behavior of a limited number of stocks. For the year ending November 30, 2002, small company stocks outperformed large company stocks, particularly in Australia and Singapore. Total return was 0.48% for the MSCI Pacific Rim ex-Japan Large Company Index and 6.67% for the Salomon Smith Barney Extended Market Index -- Pacific Rim ex-Japan. Total return for the Pacific Rim Small Company Portfolio over this period was 6.92%.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

    The United Kingdom Small Company Portfolio seeks to capture the returns of U.K. small company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to closely track a specific equity index. As of November 30, 2002, the Master Fund held 651 stocks, and was essentially fully invested in equities throughout the preceding year: cash equivalents averaged less than 1.5% of Fund assets.

    As a result of the Portfolio's diversified approach, performance was principally determined by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. For the twelve-month period ending November 30, 2002, U.K. small company stocks outperformed U.K. large company stocks, although both experienced negative returns. Total returns were -11.29% for the MSCI United Kingdom Large Company Index and -6.78% for the Salomon Smith Barney Extended Market Index -- United Kingdom. Total return for the United Kingdom Small Company Portfolio over this period was -5.13%.

CONTINENTAL SMALL COMPANY PORTFOLIO

    The Continental Small Company Portfolio seeks to capture the returns of small company stocks in developed markets of continental Europe by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to closely track a specific equity index. As of November 30, 2002, the Master Fund held 1,282 stocks in fourteen countries. Country allocations reflect the approximate weights of individual countries within the universe of continental European small company stocks, and do not represent a forecast of future performance. Throughout the year ending November 30, 2002, the Master Fund was essentially fully invested in equities: cash equivalents averaged less than 2.5% of Fund assets.

    As a result of the Portfolio's diversified approach, performance was principally determined by broad structural trends in the European equity markets, rather than the behavior of a limited number of stocks. For the twelve-month period ending November 30, 2002, European small company stocks outperformed large company stocks, particularly in Denmark and Spain. Total returns were -13.84% for the MSCI Europe ex-United Kingdom Large Company Index, -7.89% for the MSCI Small Cap Index -- Europe ex-U.K. and -6.50% for the Salomon Smith Barney Extended Market Index-Europe ex-United Kingdom. Total return for the Continental Small Company Portfolio over this period was 2.71%.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

    The DFA International Small Cap Value Portfolio seeks to capture the returns of international small company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to closely track a specific equity index. As of November 30, 2002, the Portfolio held 531 stocks in twenty developed country markets, and was essentially fully invested in equities throughout the preceding year; cash equivalents averaged less than 3.5% of Portfolio assets.

    As a result of the Portfolio's diversified approach, performance was principally determined by broad structural trends in the international equity markets, rather than the behavior of a limited number of stocks. For the twelve-month period ending November 30, 2002, international small company stocks outperformed international large company stocks, although returns were negative in both cases. Total returns were -7.13% for the Salomon Smith Barney Extended Market Index -- EPAC, -12.50% for the large company MSCI EAFE Index (net dividends) and 2.95% for the DFA International Small Cap Value Portfolio.

EMERGING MARKETS PORTFOLIO

    The Emerging Markets Portfolio seeks to capture the returns of large company stocks in selected emerging markets by purchasing shares of a Master Fund that invest in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large company emerging markets stocks, but does not attempt to closely track a specific equity index. As of November 30, 2002, the Master Fund held 442 stocks in fourteen countries. Throughout the year ending November 30, 2002, the Master Fund was essentially fully invested in equities: cash equivalents averaged less than 3.0% of Fund assets.

    Country allocations reflect a weighting scheme targeting equal country weights. Argentina, Chile, Hungary, Philippines, and Poland receive a half-weight, due to their small size and low liquidity relative to other emerging markets. As a result of the Portfolio's diversified approach, performance was principally determined by broad structural trends in emerging markets stock markets, rather than the behavior of a limited number of stocks. For the year ending November 30, 2002, emerging markets outperformed developed country stocks, with stocks in Thailand, Indonesia, and Korea delivering the strongest results. Total returns were -12.50% for the MSCI EAFE Index (net dividends), 4.75% for the MSCI Emerging Markets Free Index (net dividends), 2.69% for the MSCI Emerging Markets Free Index (price-only), and 1.71% for the Emerging Markets Portfolio.

EMERGING MARKETS SMALL CAP PORTFOLIO

    The Emerging Markets Small Cap Portfolio seeks to capture the returns of small company stocks in selected emerging markets by purchasing shares of a Master Fund which invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets small company stocks, but does not attempt to closely track a specific equity index. As of November 30, 2002, the Master Fund held 923 stocks in thirteen countries. These allocations reflect a weighting scheme targeting equal country weights. Argentina, Hungary, Philippines, and Poland receive a half-weight, due to their small size and low liquidity relative to other emerging markets. The Master Fund was essentially fully invested in equities throughout the year ending November 30, 2002: cash equivalents averaged less than 3.0% of Fund assets.

    As a result of the Portfolio's diversified approach, performance was principally determined by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the year ending November 30, 2002, emerging markets small company stocks outperformed developed country stocks, with stocks in Thailand, Turkey, and Korea delivering the strongest results. Total returns were -12.50% for the MSCI EAFE Index (net dividends), 4.75% for the MSCI Emerging Markets Free Index (net dividends), and 11.23% for the Emerging Markets Small Cap Portfolio.

FIXED INCOME MARKET REVIEW                          YEAR ENDED NOVEMBER 30, 2002

    During the period under review, interest rates fell to their lowest levels in decades, and the Federal Reserve cut the target rate for federal funds to 1.25%, the lowest since 1961. Yields on Ten-Year U.S. Treasury notes fell below 4% in September and October 2002, reaching levels not seen since 1963. The three-month London Interbank Offered Rate ("LIBOR"), a widely-used benchmark of short-term interest rates, fell 60 basis points during the period under review, while the yield on Ten-Year U.S. Treasury notes fell 52 basis points. The shape of the yield curve, however, changed little. Throughout the period under review, it remained upwardly-sloped, with yields on long-term instruments exceeding yields on short-term instruments.

                                     11/30/01  11/30/02      CHANGE
                                     --------  --------  --------------
Three-month LIBOR..................    2.03%     1.43%           -0.60%
10-Year U.S. Treasury note yield...    4.73%     4.21%           -0.52%

--------------
Source: The Wall Street Journal

    There is generally an inverse relationship between interest rates and bond prices, such that bond prices rise when interest rates fall. As a result, total return on fixed income strategies during the period under review was principally determined by the average maturity of securities in the respective Portfolio. Intermediate-term instruments outperformed short-term securities: for the year ending November 30, 2002, total returns were 1.84% for Three-Month U.S. Treasury bills*, 5.08% for the Merrill Lynch 1-3 Year Government/Corporate Index, and 7.13% for the Lehman Intermediate Government Index.
--------------
*Source: Stocks, Bonds, Bills and Inflation Yearbook-TM-, Ibbotson & Sinquefield

    The Advisor's fixed income approach is based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher yields associated with the longer maturities. As yield curves in both the United States and major international bond markets were generally upwardly-sloped during the period under review, the weighted average maturity of the Portfolios generally favored the longer end of their respective maturity ranges.

FIXED INCOME PORTFOLIOS' PERFORMANCE OVERVIEW

DFA ONE-YEAR FIXED INCOME PORTFOLIO

    The DFA One-Year Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of high quality fixed-income securities with an average maturity of one year or less by purchasing shares of a Master Fund that invests in these securities. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. The average maturity of the Master Fund changed only slightly for the period under review, decreasing from 341 days on November 30, 2001, to 335 days, on November 30, 2002. For the year ending November 30, 2002, total returns were 3.43% for the DFA One-Year Fixed Income Portfolio and 1.84% for the Three-Month U.S. Treasury Bill Index. The Master Fund was essentially fully invested in fixed income securities throughout the period under review: cash equivalents averaged less than 0.25% of Fund assets.

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

    The DFA Two-Year Global Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. and foreign debt securities maturing in two years or less, which include U.S. government securities, high quality corporate securities, and currency-hedged global fixed income instruments, by purchasing shares of a Master Fund that invests in these securities. Eligible countries include the United States, Canada, United Kingdom, Germany, Japan, France, Australia, the Netherlands, Sweden and Denmark. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. Average maturity of the Master Fund remained unchanged from 1.53 years on November 30, 2001 to 1.53 years on November 30, 2002. For the year ending November 30, 2002, total returns were 4.54% for the DFA Two-Year Global Fixed Income Portfolio and 5.08% for the Merrill Lynch 1-3 Year Government/Corporate Index. The Master Fund was essentially fully invested in fixed income securities throughout the period under review: cash equivalents averaged less than 1.0% of Fund assets.

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

    The DFA Five-Year Government Portfolio seeks to maximize risk-adjusted total returns from a universe of obligations of the U.S. government and its agencies maturing in five years or less. The Portfolio investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. Average maturity of the Portfolio decreased from 4.19 years on November 30, 2001 to 3.64 years on November 30, 2002. For the twelve months ending November 30, 2002, total returns were 9.06% for the DFA Five-Year Government Portfolio and 7.13% for the Lehman Intermediate Government Index. The Portfolio was essentially fully invested in fixed income securities throughout the period under review: cash equivalents averaged less than 1.0% of Portfolio assets.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

    The DFA Five-Year Global Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. and foreign debt securities maturing in five years or less, which include U.S. government securities, high quality corporate securities, and currency-hedged global fixed income instruments. Eligible countries include the United States, Canada, United Kingdom, Germany, Japan, France, Australia, the Netherlands, Sweden and Denmark. The Portfolio investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. Average maturity of the Portfolio increased from
3.42 years on November 30, 2001 to 3.99 years on November 30, 2002. For the year ending November 30, 2002, total returns were 7.55% for the DFA Five-Year Global Fixed Income Portfolio and 7.34% for the Lehman Aggregate Index. The Portfolio was essentially fully invested in fixed income securities throughout the period under review: cash equivalents averaged less than 1.0% of Portfolio assets.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

    DFA Intermediate Government Fixed Income Portfolio seeks to provide a market rate of return and current income from investing in obligations of the U.S. government and its agencies with maturities of between five and fifteen years. The Portfolio investment strategy maintains a relatively constant average maturity. During the year ended November 30, 2002, the average maturity of the Portfolio ranged between
8.39 and 7.90 years. For the year ended November 30, 2002, total returns were 9.95% for the DFA Intermediate Government Fixed Income Portfolio and 7.92% for the Lehman Government Index. The Portfolio was essentially fully invested in fixed income securities throughout the period under review: cash equivalents averaged less than 1.0% of Portfolio assets.

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

    The DFA Short-Term Municipal Bond Portfolio commenced operations on August 21, 2002 and has only three months of returns as of November 30, 2002. Therefore, no disclosure for this fund is included.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            SCHEDULES OF INVESTMENTS
                          U.S. LARGE COMPANY PORTFOLIO

                               NOVEMBER 30, 2002

                                                          VALUE+
                                                          ------
Investment in The U.S. Large Company
 Series of The DFA Investment
 Trust Company..........................               $775,796,766
                                                       ------------
    Total Investments (100%) (Cost
     $761,379,710)++....................               $775,796,766
                                                       ============

--------------

++   The cost for federal income tax purposes is $810,783,312.

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                               NOVEMBER 30, 2002

                                            SHARES        VALUE+
                                            ------        ------
Investment in The Enhanced U.S. Large
  Company Series of The DFA Investment
  Trust Company.........................   14,538,971  $101,336,628
                                                       ------------
    Total Investments (100%) (Cost
      $126,999,333)++...................               $101,336,628
                                                       ============

--------------

++   The cost for federal income tax purposes is $148,191,333.

                         U.S. LARGE CAP VALUE PORTFOLIO

                               NOVEMBER 30, 2002

                                            SHARES         VALUE+
                                            ------         ------
Investment in The U.S. Large Cap Value
  Series of The DFA Investment
  Trust Company.........................   90,461,042  $1,176,898,156
                                                       --------------
    Total Investments (100%) (Cost
      $1,186,538,512)++.................               $1,176,898,156
                                                       ==============

--------------

++   The cost for federal income tax purposes is $1,284,715,572.

                         U.S. SMALL XM VALUE PORTFOLIO

                               NOVEMBER 30, 2002

                                            SHARES       VALUE+
                                            ------       ------
Investment in The U.S. Small XM Value
  Series of The DFA Investment
  Trust Company.........................    7,373,453  $66,950,953
                                                       -----------
    Total Investments (100%) (Cost
      $66,116,893)++....................               $66,950,953
                                                       ===========

--------------

++   The cost for federal income tax purposes is $67,322,172.

--------------

+    See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            SCHEDULES OF INVESTMENTS
                         U.S. SMALL CAP VALUE PORTFOLIO

                               NOVEMBER 30, 2002

                                            SHARES         VALUE+
                                            ------         ------
Investment in The U.S. Small Cap Value
  Series of The DFA Investment
  Trust Company.........................  197,698,211  $2,973,381,093
                                                       --------------
    Total Investments (100%) (Cost
      $2,776,497,942)++.................               $2,973,381,093
                                                       ==============

--------------

++   The cost for federal income tax purposes is $2,900,379,367.

                            U.S. SMALL CAP PORTFOLIO

                               NOVEMBER 30, 2002

                                            SHARES        VALUE+
                                            ------        ------
Investment in The U.S. Small Cap Series
  of The DFA Investment
  Trust Company.........................   65,161,739  $647,056,068
                                                       ------------
    Total Investments (100%) (Cost
      $723,105,834)++...................               $647,056,068
                                                       ============

--------------

++   The cost for federal income tax purposes is $779,427,719.

                            U.S. MICRO CAP PORTFOLIO

                               NOVEMBER 30, 2002

                                            SHARES         VALUE+
                                            ------         ------
Investment in The U.S. Micro Cap Series
  of The DFA Investment
  Trust Company.........................  226,461,979  $1,610,144,671
                                                       --------------
    Total Investments (100%) (Cost
      $1,549,557,681)++.................               $1,610,144,671
                                                       ==============

--------------

++   The cost for federal income tax purposes is $1,638,569,788.

--------------

+    See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                      DFA REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                            SHARES        VALUE+
                                            ------        ------
COMMON STOCKS -- (95.5%)
 Acadia Realty Trust....................      67,900  $       511,966
 Aegis Realty, Inc......................      20,900          220,495
 Agree Realty Corp......................      13,100          222,307
 *Alexander's, Inc......................       9,300          585,993
 Alexandria Real Estate Equities, Inc...      59,400        2,422,926
 AMB Property Corp......................     257,000        7,106,050
 American Land Lease Inc................      19,900          278,600
 AmeriVest Properties, Inc..............      25,800          152,994
 AMLI Residential Properties Trust......      59,200        1,274,576
 Apartment Investment & Management Co.
   Class A..............................     214,000        7,997,180
 Archstone-Smith Trust..................     527,155       12,177,280
 Arden Realty Group, Inc................     198,600        4,424,808
 Associated Estates Realty Corp.........      61,200          422,280
 AvalonBay Communities, Inc.............     213,000        8,434,800
 *Banyan Strategic Realty Trust.........      26,400            9,372
 Bedford Property Investors, Inc........      55,300        1,360,380
 BNP Residential Properties, Inc........      13,700          139,329
 Boston Properties, Inc.................     275,400       10,209,078
 Boykin Lodging Trust, Inc..............      52,300          475,930
 Brandywine Realty Trust................     109,200        2,331,420
 BRE Properties, Inc. Class A...........     146,700        4,512,492
 *Burnham Pacific Properties, Inc.......      82,100           63,627
 Camden Property Trust..................     128,300        4,360,917
 Capital Automotive.....................      89,200        2,198,334
 Carramerica Realty Corp................     161,900        4,099,308
 CBL & Associates Properties, Inc.......      94,200        3,702,060
 Center Trust, Inc......................      89,200          685,948
 Centerpoint Properties Corp............      54,600        3,122,028
 Chateau Communities, Inc...............      89,900        1,933,749
 Chelsea Property Group Inc.............     121,500        4,160,160
 Colonial Properties Trust..............      67,400        2,218,808
 Commercial Net Lease Realty, Inc.......     125,075        1,928,657
 Cornerstone Realty Income Trust, Inc...     145,700        1,210,767
 Corporate Office Properties Trust......      70,300          958,189
 Cousins Properties, Inc................     157,600        3,790,280
 Crescent Real Estate Equities, Inc.....     347,100        5,779,215
 Crown American Realty Trust............      99,200          936,448
 Developers Diversified Realty Corp.....     200,278        4,412,124
 Duke Realty Investments, Inc...........     403,900       10,097,500
 Eastgroup Properties, Inc..............      46,600        1,157,078
 Entertainment Properties Trust.........      55,000        1,284,800
 Equity Inns, Inc.......................     129,500          745,920
 Equity Office Properties Trust.........   1,203,563       30,943,605
 Equity One, Inc........................      70,776          948,398
 Equity Residential Corp................     773,700       20,209,044
 Essex Property Trust...................      51,800        2,641,800
 Federal Realty Investment Trust........     130,400        3,558,616
 Felcor Lodging Trust, Inc..............     169,700        2,017,733
 First Industrial Realty Trust, Inc.....     122,700        3,314,127
 First Union Real Estate Equity &
   Mortgage Investments.................      77,400          164,088
 *Five Star Quality Care, Inc...........       7,530           12,650
 Gables Residential Trust...............      77,000        1,901,130
 #General Growth Properties.............     192,300        9,499,620
 Glenborough Realty Trust, Inc..........      88,700        1,530,075
 Glimcher Realty Trust..................     100,000        1,650,000
 *Golf Trust America, Inc...............      18,600           22,878
                                            SHARES        VALUE+
                                            ------        ------
 Great Lakes REIT, Inc..................      51,300  $       848,502
 Heritage Property Investment Trust.....      26,400          654,720
 Hersha Hospitality Trust...............       6,400           39,680
 Highwood Properties, Inc...............     167,800        3,423,120
 HMG Courtland Properties, Inc..........       2,400           14,760
 Home Properties of New York, Inc.......      78,390        2,567,273
 Hospitality Properties Trust...........     191,400        6,526,740
 *Host Funding, Inc.....................       2,800               66
 *Host Marriott Corp....................     519,800        4,756,170
 HRPT Properties Trust..................     387,600        3,244,212
 *Humphrey Hospitality Trust............      28,100           59,432
 *Income Opportunity Realty
   Investors, Inc.......................       2,500           46,563
 Innkeepers USA Trust...................     117,200          920,020
 IRT Property Co........................     108,900        1,293,732
 Jameson Inns, Inc......................      29,400           79,674
 JDN Realty Corp........................     101,779        1,137,889
 Keystone Property Trust................      61,300        1,029,840
 Kilroy Realty Corp.....................      86,000        1,953,060
 Kimco Realty Corp......................     308,950        9,685,583
 Koger Equity, Inc......................      68,800        1,057,456
 Kramont Realty Trust...................      61,700          916,245
 *La Quinta Corp........................      87,700          427,099
 Lasalle Hotel Properties Trust.........      57,800          751,400
 Lexington Corporate Properties Trust...      94,800        1,440,012
 Liberty Property Trust.................     218,200        6,862,390
 Macerich Co............................     116,000        3,527,560
 Mack-California Realty Corp............     183,300        5,499,000
 Malan Realty Investors, Inc............      13,800           62,100
 Manufactured Home Communities, Inc.....      65,500        1,932,250
 Maxus Realty Trust, Inc................       1,700           17,808
 Meristar Hospitality Corp..............      63,700          470,106
 Mid-America Apartment
   Communities, Inc.....................      56,400        1,404,360
 Mid-Atlantic Realty Trust..............      57,000          957,030
 Mills Corp.............................     120,100        3,506,920
 Mission West Properties, Inc...........      52,400          532,384
 Monmouth Real Estate Investment Corp.
   Class A..............................      28,000          196,280
 *National Golf Properties, Inc.........      35,400          393,294
 New Plan Excel Realty Trust, Inc.......     286,000        5,411,120
 One Liberty Properties, Inc............      13,800          202,860
 Pan Pacific Retail Properties, Inc.....     107,386        3,833,680
 Parkway Properties, Inc................      27,200          976,480
 Pennsylvania Real Estate Investment
   Trust................................      47,400        1,199,694
 *Philips International Realty Corp.....      14,400           21,744
 Post Properties, Inc...................     115,800        2,952,900
 Prentiss Properties Trust..............     114,500        3,147,605
 Presidential Realty Corp. Class B......       2,100           14,910
 *Price Legacy Corp.....................      25,200           70,812
 *Prime Group Realty Trust..............      45,400          214,288
 Prologis Trust.........................     532,200       13,081,476
 PS Business Parks, Inc.................      62,600        1,891,146
 Public Storage, Inc....................     355,100       11,047,161
 Ramco-Gershenson Properties Trust......      36,700          728,862
 Realty Income Corp.....................     111,600        3,900,420
 #Reckson Associates Realty Corp........     150,000        3,052,500

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Reckson Associates Realty Corp. Class
   B....................................    25,701   $    539,721
 Regency Centers Corp...................   165,900      5,126,310
 RFS Hotel Investors, Inc...............    89,000      1,068,000
 *Roberts Realty Investment.............    11,200         70,000
 Rouse Co...............................   263,300      7,846,340
 Saul Centers, Inc......................    39,000        923,520
 Senior Housing Properties Trust........   177,800      1,991,360
 Shurgard Storage Centers, Inc.
   Class A..............................   114,300      3,531,870
 Simon Property Group, Inc..............   550,500     18,562,860
 Sizeler Property Investors, Inc........    38,000        361,000
 SL Green Realty Corp...................    93,500      2,965,820
 Sovran Self Storage, Inc...............    37,600      1,052,800
 *Stonehaven Realty Trust...............    10,700          1,712
 Summit Properties, Inc.................    84,500      1,618,175
 Sun Communities, Inc...................    54,000      1,870,560
 Tanger Factory Outlet Centers, Inc.....    28,900        851,972
 *Tarragon Realty Investors, Inc........     9,730        148,528
 Taubman Centers, Inc...................   163,700      2,665,036
 Town & Country Trust...................    50,100      1,039,575
 *Transcontinental Realty Investors,
   Inc..................................    18,000        315,000
 Trizec Properties, Inc.................   306,600      3,035,340
 U.S. Restaurant Properties, Inc........    59,500        835,975
 United Dominion Realty Trust, Inc......   335,500      5,206,960
 United Mobile Homes, Inc...............    18,200        237,328
 Urstadt Biddle Properties Class A......    29,200        335,216
 Urstadt Biddle Properties, Inc.........    17,200        205,024
 Vornado Realty Trust...................   323,200     12,074,752
 Washington Real Estate Investment
   Trust................................   115,900      2,927,634
 Weingarten Realty Investors............   156,200      5,813,764
 Winston Hotels, Inc....................    60,600        457,530
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $376,538,663)...................              406,192,007
                                                     ------------
RIGHTS/WARRANTS -- (0.0%)
 *Pacific Gulf Properties, Inc.
   Litigation Rights
   (Cost $0)............................    55,600          1,384
                                                     ------------

                                            FACE
                                           AMOUNT
                                           ------
                                           (000)
TEMPORARY CASH INVESTMENTS -- (4.5%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $17,878,000 U.S.
   Treasury Notes 7.25%, 05/15/04,
   valued at $19,330,588) to be
   repurchased at $19,045,920
   (Cost $19,044,000)...................  $ 19,044     19,044,000
                                                     ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $395,582,663)++.................             $425,237,391
                                                     ============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $396,696,487.

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                            SHARES        VALUE+
                                            ------        ------
UNITED KINGDOM -- (26.2%)
COMMON STOCKS -- (26.2%)
 #3I Group P.L.C........................      33,995   $    314,734
 *AWG P.L.C.............................       9,933         62,673
 Aegis Group P.L.C......................      66,140         87,992
 Aggreko P.L.C..........................      11,000         25,161
 Airtours P.L.C.........................      22,000         10,099
 Amec P.L.C.............................      14,444         42,253
 Amey P.L.C.............................      10,000          4,746
 Amvescap P.L.C.........................      44,400        327,471
 *Arm Holdings P.L.C....................      57,000         59,867
 Associated British Ports Holdings
   P.L.C................................      18,400        114,522
 Aviva P.L.C............................     129,085      1,101,702
 BAA P.L.C..............................      61,005        497,403
 BAE Systems P.L.C......................     183,247        482,589
 BBA Group P.L.C........................      22,725         72,489
 BG Group P.L.C.........................     210,980        794,454
 BICC P.L.C.............................      23,645         60,799
 BOC Group P.L.C........................      28,628        398,681
 BP Amoco P.L.C.........................   1,154,366      7,517,108
 BPB P.L.C..............................      29,300        125,717
 BT Group P.L.C.........................     524,725      1,714,600
 *BTG P.L.C.............................       4,000          6,598
 Barclays P.L.C.........................     402,862      2,914,883
 Barratt Developments P.L.C.............      13,000         81,924
 Berkeley Group P.L.C...................       6,580         57,848
 Boots Co., P.L.C.......................      50,869        451,565
 Brambles Industries P.L.C..............      40,055         92,242
 *British Airways P.L.C.................      61,000        156,612
 British American Tobacco P.L.C.........     129,799      1,171,416
 British Land Co. P.L.C.................      30,984        211,648
 *British Sky Broadcasting Group
   P.L.C................................     112,600      1,151,107
 Bunzl P.L.C............................      26,281        174,615
 CMG P.L.C..............................      26,000         33,376
 Cable and Wireless P.L.C...............     140,670        179,485
 Cadbury Schweppes P.L.C................     124,043        804,860
 Canary Wharf Group P.L.C...............      35,100        145,278
 Capita Group P.L.C.....................      37,000        157,172
 Carlton Communications P.L.C...........      37,923        100,610
 *Celltech P.L.C........................      16,000         83,713
 Centrica P.L.C.........................     252,552        664,124
 Chubb P.L.C............................      40,000         59,906
 Close Brothers Group P.L.C.............       8,600         75,606
 Compass Group P.L.C....................     133,612        655,929
 *Corus Group P.L.C.....................     176,384         94,001
 De la Rue P.L.C........................       7,250         30,572
 Diageo P.L.C...........................     196,142      2,043,304
 Dixons Group P.L.C.....................     112,275        301,359
 EMI Group P.L.C........................      43,888        112,679
 Electrocomponents P.L.C................      21,117        115,004
 FKI P.L.C..............................      24,475         36,465
 Firstgroup P.L.C.......................      23,000         82,134
 GKN P.L.C..............................      41,380        153,886
 Glaxosmithkline P.L.C..................     364,489      6,822,788
 Granada Compass P.L.C..................     167,171        248,414
 Great Portland Estates P.L.C...........       8,160         28,124
 Great Universal Stores P.L.C...........      61,785        566,253
                                            SHARES        VALUE+
                                            ------        ------
 HBOS P.L.C.............................     226,770   $  2,457,642
 HSBC Holdings P.L.C....................     566,041      6,715,828
 Hammerson P.L.C........................      14,200        108,930
 Hanson P.L.C...........................      41,500        209,221
 Hays P.L.C.............................      97,666        150,070
 Hilton Group P.L.C.....................      89,000        255,158
 IMI P.L.C..............................      21,000         90,431
 Imperial Chemical Industries P.L.C.....      67,109        261,316
 Imperial Tobacco Group P.L.C...........      43,612        619,568
 *International Power P.L.C.............      56,702         93,743
 Johnson Matthey P.L.C..................      11,461        153,367
 Kelda Group P.L.C......................      23,500        137,855
 Kidde P.L.C............................      46,000         51,356
 Kingfisher P.L.C.......................     157,352        542,935
 Land Securities Group P.L.C............      26,651        320,971
 Legal and General Group P.L.C..........     389,164        696,374
 Lloyds TSB Group P.L.C.................     340,956      2,878,127
 Logica P.L.C...........................      20,664         55,545
 Man Group P.L.C........................      17,298        240,358
 Marks & Spencer Group P.L.C............     154,505        824,610
 Misys P.L.C............................      32,060        118,728
 National Grid Group P.L.C..............     169,790      1,139,339
 Next P.L.C.............................      18,010        235,399
 Novar P.L.C............................      20,057         32,925
 Nycomed Amersham P.L.C.................      41,700        375,038
 Ocean Group P.L.C......................      16,952        201,788
 P & 0 Princess Cruises P.L.C...........      25,405        196,861
 Pearson P.L.C..........................      48,469        557,717
 Peninsular & Oriental Steam Navigation
   P.L.C................................      38,260        108,945
 Pilkington P.L.C.......................      57,178         57,163
 Provident Financial P.L.C..............      14,113        151,084
 Prudential Corp. P.L.C.................     121,866      1,015,439
 RMC Group P.L.C........................      16,000        104,813
 Rank Group P.L.C.......................      33,332        146,259
 Reckitt Benckiser P.L.C................      37,995        660,376
 Reed International P.L.C...............      75,700        665,512
 Rentokill Initial P.L.C................     112,200        367,500
 Reuters Holdings Group P.L.C...........      80,040        292,676
 Rexam P.L.C............................      24,770        148,388
 Rio Tinto P.L.C........................      64,814      1,313,081
 Rolls-Royce P.L.C......................      93,733        189,604
 Royal & Sun Alliance Insurance Group
   P.L.C................................      82,838        189,800
 Royal Bank of Scotland Group P.L.C.....     173,237      4,442,318
 Royal Bank of Scotland P.L.C...........      98,676         83,296
 Safeway P.L.C..........................      60,827        206,331
 Sage Group P.L.C.......................      71,920        175,416
 Sainsbury (J.) P.L.C...................     113,005        519,597
 Schroders P.L.C........................      13,000        118,941
 Scottish & Newcastle P.L.C.............      52,891        371,168
 Scottish Hydro-Electric P.L.C..........      50,800        489,685
 Scottish Power P.L.C...................     111,780        587,885
 Securicor P.L.C........................      26,000         31,556
 Seibe P.L.C............................     199,571        204,953
 Serco Group P.L.C......................      24,619         70,294
 Seton Healthcare Group P.L.C...........       7,000         29,409
 Severn Trent P.L.C.....................      19,300        186,492
 Shell Transport & Trading Co., P.L.C...     587,125      3,809,592

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Signet Group P.L.C.....................     102,661   $    139,374
 Six Continents P.L.C...................      51,828        455,643
 Slough Estates P.L.C...................      21,300        112,272
 Smith & Nephew P.L.C...................      52,211        305,871
 Smiths Industries P.L.C................      33,199        383,818
 Spirent P.L.C..........................      47,960         11,679
 Stagecoach Holdings P.L.C..............      60,505         16,946
 *TI Automotive, Ltd. Series A P.L.C....      18,000              0
 Tate & Lyle P.L.C......................      27,100        134,937
 Taylor Woodrow P.L.C...................      28,234         78,639
 Tesco P.L.C............................     424,074      1,339,521
 Unilever P.L.C.........................     174,328      1,552,939
 United Business Media P.L.C............      17,000         82,927
 United Utilities P.L.C.................      31,300        293,192
 Vodafone Group P.L.C...................   4,082,244      7,749,445
 WPP Group P.L.C........................      69,300        587,142
 Whitbread P.L.C........................      15,356        135,479
 Wimpey (George) P.L.C..................      16,900         63,112
 Wolseley P.L.C.........................      33,944        288,382
 Zeneca Group P.L.C.....................     103,400      3,935,399
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $97,716,915)....................                 88,006,050
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $22,217).......................                     22,030
                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $97,739,132)....................                 88,028,080
                                                       ------------
JAPAN -- (20.1%)
COMMON STOCKS -- (20.1%)
 Acom Co., Ltd..........................       6,300        239,628
 Aderans Co., Ltd.......................       1,000         22,773
 Advantest Corp.........................       4,170        211,368
 Aeon Credit Service, Ltd...............       2,000         76,725
 Aiful Corp.............................       4,050        195,037
 Ajinomoto Co., Inc.....................      30,000        300,208
 *#All Nippon Airways Co., Ltd..........      59,000        112,207
 Alps Electric Co., Ltd.................       7,000         95,531
 Amada Co., Ltd.........................      13,000         40,958
 Amano Corp.............................       3,000         20,397
 Anritsu Corp...........................       3,000         14,080
 Aoyama Trading Co., Ltd................       2,600         32,703
 Ariake Japan Co., Ltd..................       1,000         29,139
 Asahi Breweries, Ltd...................      24,000        142,023
 Asahi Glass Co., Ltd...................      49,000        316,761
 #Asahi Kasei Corp......................      68,000        159,850
 Asatsu-Dk, Inc.........................       1,700         31,637
 *Ashikaga Bank, Ltd....................      23,000         26,282
 Autobacs Seven Co., Ltd................       1,800         37,318
 Avex Inc...............................       1,000         12,260
 Bank of Yokohama, Ltd..................      54,000        217,296
 Banyu Pharmaceutical Co., Ltd..........      10,000         86,357
 Bellsystem24, Inc......................         170         30,804
 Benesse Corp...........................       5,000         61,217
 Bridgestone Corp.......................      36,000        481,606
 CSK Corp...............................       3,600         88,152
 Canon, Inc.............................      38,000      1,448,475
 Capcom Co., Ltd........................       2,000         40,322
 Casio Computer Co., Ltd................      11,000         65,992
 #Central Japan Railway Co..............          98        612,725
 Chiba Bank, Ltd........................      32,000         96,119
                                            SHARES        VALUE+
                                            ------        ------
 Chubu Electric Power Co., Ltd..........      32,300   $    545,737
 Chugai Pharmaceutical Co., Ltd.........       9,800         80,390
 Citizen Watch Co., Ltd.................      12,000         59,454
 Coca-Cola West Japan Co., Ltd..........       3,600         56,711
 Credit Saison Co., Ltd.................       7,600        139,885
 *Dai Nippon Ink & Chemicals, Inc.......      37,000         62,817
 Dai Nippon Printing Co., Ltd...........      32,000        379,774
 *#Dai Nippon Screen Mfg. Co., Ltd......       7,000         27,254
 Daicel Chemical Industries, Ltd........      14,000         38,052
 *#Daiei, Inc...........................      12,000         13,517
 Daifuku Co., Ltd.......................       3,000          8,889
 Dai-Ichi Pharmaceutical Co., Ltd.......      13,000        195,241
 Daikin Industries, Ltd.................      11,000        180,468
 Daimaru, Inc...........................      12,000         40,354
 Daito Trust Construction Co., Ltd......       5,800        116,222
 Daiwa House Industry Co., Ltd..........      23,000        122,964
 Daiwa Securities Co., Ltd..............      56,000        256,426
 Denki Kagaku Kogyo KK..................      22,000         49,561
 Denso Corp.............................      39,700        639,659
 Dowa Mining Co., Ltd...................      11,000         44,713
 East Japan Railway Co..................         173        816,177
 Ebara Corp.............................      13,000         45,415
 Elsai Co., Ltd.........................      13,000        267,926
 Familymart Co., Ltd....................       4,200         85,704
 Fanuc, Ltd.............................      10,300        494,339
 Fast Retailing Co., Ltd................       4,000        143,329
 Fuji Electric Co., Ltd.................      31,000         59,209
 Fuji Photo Film Co., Ltd...............      22,000        714,688
 Fuji Soft ABC, Inc.....................       1,000         19,508
 Fuji Television Network, Inc...........          47        194,115
 Fujikura, Ltd..........................      17,000         44,680
 Fujisawa Pharmaceutical Co., Ltd.......      14,000        303,963
 Fujitsu Support & Service, Inc.........       2,000         28,764
 Fujitsu, Ltd...........................      86,000        307,456
 Fukuoka Bank, Ltd......................      30,000        114,108
 Furukawa Electric Co., Ltd.............      30,000         73,215
 General Sekiyu KK......................      24,000        155,344
 Gunma Bank, Ltd........................      20,000         86,846
 Gunze, Ltd.............................       8,000         27,295
 Hankyu Department Stores, Inc..........       7,000         39,652
 Hino Motors, Ltd.......................      22,000         68,237
 Hirose Electric Co., Ltd...............       1,900        140,505
 Hitachi Cable, Ltd.....................      10,000         25,793
 Hitachi Software Engineering Co.,
   Ltd..................................       2,000         54,197
 *Hitachi Zosen Corp....................      40,000          8,815
 Hitachi, Ltd...........................     139,000        591,103
 *Hokuriku Bank, Ltd....................      38,000         56,450
 Honda Motor Co., Ltd...................      42,700      1,610,202
 House Foods Corp.......................       4,000         36,436
 Hoya Corp..............................       5,000        340,366
 Isetan Co., Ltd........................      10,000         76,644
 *Ishihara Sangyo Kaisha, Ltd...........      12,000         13,517
 Ishikawajima-Harima Heavy Industries
   Co., Ltd.............................      58,000         62,490
 Ito En, Ltd............................       1,600         49,757
 Itochu Corp............................      64,000        147,313
 Itochu Techno-Science Corp.............       2,000         44,648
 Ito-Yokado Co., Ltd....................      18,000        618,536
 *JFE Holdings, Inc.....................      24,500        288,165
 JGC Corp...............................      12,000         71,403
 *Japan Airlines System Corp............      84,000        188,548

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Joyo Bank, Ltd.........................      39,000   $    106,322
 Jsr Corp., Tokyo.......................      11,000        108,191
 Jusco Co., Ltd.........................      15,000        368,526
 #Kajima Corp...........................      40,000        100,559
 #Kaken Pharmaceutical Co., Ltd.........       3,000         11,362
 Kamigumi Co., Ltd......................      10,000         44,648
 *Kanebo, Ltd...........................      19,000         20,161
 Kaneka Corp............................      17,000         95,188
 Kansai Electric Power Co., Inc.........      42,400        586,952
 Kao Corp...............................      26,000        558,136
 Katokichi Co., Ltd.....................       2,000         27,964
 *Kawasaki Heavy Industries, Ltd........      67,000         55,781
 Kawasaki Kisen Kaisha, Ltd.............      23,000         37,171
 Keihin Electric Express Railway Co.,
   Ltd..................................      24,000        107,546
 Keio Electric Railway Co., Ltd.........      25,000        134,269
 Keyence Corp...........................       1,800        322,344
 Kikkoman Corp..........................       9,000         58,034
 Kinden Corp............................       9,000         28,503
 *Kinki Nippon Railway Co., Ltd.........      78,280        175,709
 Kirin Brewery Co., Ltd.................      41,000        246,974
 Kokuyo Co., Ltd........................       6,000         50,590
 Komatsu, Ltd...........................      46,000        164,078
 Komori Corp............................       2,000         18,724
 Konami Co., Ltd........................       6,200        160,927
 Konica Corp............................      16,000        115,447
 Koyo Seiko Co..........................       6,000         26,397
 Kubota Corp............................      68,000        182,051
 Kuraray Co., Ltd.......................      17,000        103,514
 Kurita Water Industries, Ltd...........       5,000         48,117
 Kyocera Corp...........................       8,200        545,484
 Kyowa Exeo Corp........................       5,000         13,672
 #Kyowa Hakko Kogyo Co., Ltd............      19,000         77,697
 Kyushu Electric Power Co., Inc.........      20,800        283,864
 Lawson Inc.............................       4,700        126,980
 Mabuchi Motor Co., Ltd.................       1,800        167,490
 Makita Corp............................       7,000         51,137
 *#Marubeni Corp........................      72,000         66,408
 Marui Co., Ltd.........................      17,000        169,979
 Matsushita Electric Industrial Co.,
   Ltd..................................     107,188      1,099,745
 Matsushita Electric Works, Ltd.........      32,000        189,103
 Meiji Milk Products Co., Ltd...........      10,000         32,486
 Meiji Seika Kaisha, Ltd. Tokyo.........      17,000         45,790
 Meitec Corp............................       1,000         24,242
 *Millea Holdings, Inc..................          65        500,306
 Minebea Co., Ltd.......................      18,000         78,896
 *Mitsubishi Chemical Corp..............     103,000        211,019
 Mitsubishi Corp........................      68,000        428,486
 *Mitsubishi Electric Corp..............      89,000        252,802
 Mitsubishi Estate Co., Ltd.............      57,000        425,703
 Mitsubishi Gas Chemical Co., Inc.......      18,000         24,830
 Mitsubishi Heavy Industries, Ltd.......     141,000        357,923
 Mitsubishi Logistics Corp..............       7,000         36,053
 *Mitsubishi Materials Corp.............      50,000         56,320
 *Mitsubishi Paper Mills, Ltd...........      13,000         15,068
 Mitsubishi Rayon Co., Ltd..............      30,000         67,828
 Mitsubishi Tokyo Financial Group,
   Inc..................................         252      1,527,535
 Mitsui & Co., Ltd......................      66,000        334,000
 Mitsui Chemicals, Inc..................      30,000        126,107
 *Mitsui Engineering and Shipbuilding
   Co., Ltd.............................      36,000         31,147
 Mitsui Fudosan Co., Ltd................      34,000        244,215
                                            SHARES        VALUE+
                                            ------        ------
 Mitsui Marine & Fire Insurance Co.,
   Ltd..................................      64,790   $    281,868
 Mitsui Mining and Smelting Co., Ltd....      26,000         65,151
 Mitsui O.S.K. Lines, Ltd...............      46,000         85,230
 #Mitsui Trust Holdings.................      35,000         55,136
 #Mitsukoshi, Ltd.......................      23,000         49,186
 Mitsumi Electric Co., Ltd..............       2,000         20,357
 Mizuho Holdings, Inc...................         413        461,829
 Mori Seiki Co., Ltd....................       4,000         21,842
 Murata Manufacturing Co., Ltd..........      11,000        515,365
 NEC Corp...............................      69,000        294,552
 NGK Insulators, Ltd....................      16,000         89,328
 NGK Spark Plug Co., Ltd................      11,000         76,227
 NSK, Ltd...............................      23,000         63,641
 NTN Corp...............................      22,000         74,521
 NTT Data Corp..........................         123        369,457
 *NTT Docomo, Inc.......................         520      1,052,606
 Namco, Ltd.............................       2,200         35,483
 *Net One Systems Co., Ltd..............           9         44,297
 Nichiei Co., Ltd.......................       2,100          7,542
 Nichirei Corp..........................      13,000         38,518
 Nidec Corp.............................       3,000        196,384
 Nikko Cordial Corp.....................      80,000        308,207
 *Nikon Corp............................      16,000        129,551
 Nintendo Co., Ltd., Kyoto..............       6,200        657,878
 Nippon COMSYS Corp.....................       5,000         19,549
 Nippon Express Co., Ltd................      51,000        206,889
 Nippon Kayaku Co., Ltd.................       5,000         19,345
 Nippon Meat Packers, Inc., Osaka.......      10,000         89,540
 *Nippon Mining Holdings, Inc...........      26,500         34,392
 Nippon Mitsubishi Oil Corp.............      69,000        275,966
 Nippon Sanso Corp......................       8,000         25,466
 Nippon Sheet Glass Co., Ltd............      20,000         40,975
 Nippon Shokubai Co., Ltd...............       9,000         38,787
 Nippon Steel Corp......................     284,000        345,394
 *Nippon System Development Co., Ltd....         900         14,141
 Nippon Telegraph & Telephone Corp......         708      2,785,422
 Nippon Unipac Holding..................          47        212,913
 Nippon Yusen KK........................      57,000        176,795
 #Nishimatsu Construction Co., Ltd......      10,000         28,894
 Nissan Chemical Industries, Ltd........       7,000         25,483
 Nissan Motor Co., Ltd..................     198,200      1,580,552
 Nisshin Seifun Group, Inc..............       9,000         58,621
 Nisshinbo Industries, Inc..............       9,000         34,820
 Nissin Food Products Co., Ltd..........       6,000        127,576
 Nitto Denko Corp.......................       8,000        232,461
 Nomura Securities Co., Ltd.............      86,000      1,034,681
 Noritake Co., Ltd......................       4,000         11,101
 Obayashi Corp..........................      33,000         72,726
 Obic Co., Ltd..........................         300         48,484
 Oji Paper Co., Ltd.....................      48,000        204,905
 *Oki Electric Industry Co., Ltd........      17,000         30,527
 Okumura Corp...........................      11,000         32,323
 Olympus Optical Co., Ltd...............      12,000        196,874
 Omron Corp.............................      11,000        160,715
 Onward Kashiyama Co., Ltd..............       8,000         60,205
 Oracle Corp. Japan.....................       5,600        164,094
 *Orient Corp...........................      31,000         12,905
 Oriental Land Co., Ltd.................       4,300        260,074
 Orix Corp..............................       3,860        258,667
 Osaka Gas Co., Ltd.....................     103,000        241,285

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Paris Miki, Inc........................       1,900   $     31,947
 Pioneer Electronic Corp................       8,000        156,715
 Promise Co., Ltd.......................       5,000        184,467
 Q.P. Corp..............................       6,000         47,994
 *Resona Holdings, Inc..................     226,000        127,282
 #Ricoh Co., Ltd., Tokyo................      31,000        523,772
 Rohm Co., Ltd..........................       5,200        722,393
 SMC Corp...............................       3,000        275,721
 Saizeriya Co., Ltd.....................       1,300         16,977
 Sanden Corp............................       3,000          8,815
 Sankyo Co., Ltd........................      19,000        214,635
 Sanrio Co., Ltd........................       3,000         15,843
 Sanyo Electric Co., Ltd................      78,000        229,833
 Sapporo Breweries, Ltd.................      11,000         18,675
 Secom Co., Ltd.........................      10,000        347,712
 *#Sega Enterprises, Ltd................       7,300         78,592
 Seino Transportation Co., Ltd..........       7,000         42,338
 *Seiyu, Ltd............................      12,000         36,143
 Sekisui Chemical Co., Ltd..............      20,000         52,075
 Sekisui House, Ltd.....................      30,000        217,443
 Seven-Eleven Japan Co., Ltd............      36,000      1,107,782
 Seventy-seven (77) Bank, Ltd...........      16,000         60,074
 Sharp Corp. Osaka......................      49,000        532,335
 Shimachu Co., Ltd......................       2,200         43,546
 Shimamura Co., Ltd.....................       1,700        109,897
 Shimano, Inc...........................       5,000         71,787
 #Shimizu Corp..........................      38,000         97,392
 Shin-Etsu Chemical Co., Ltd............      18,300        651,251
 Shionogi & Co., Ltd....................      15,000        205,811
 Shiseido Co., Ltd......................      19,000        225,801
 Shizuoka Bank, Ltd.....................      31,000        193,821
 *Showa Denko KK........................      49,000         59,593
 Showa Shell Sekiyu KK..................      18,000        110,337
 Skylark Co., Ltd.......................       5,000         71,828
 *Snow Brand Milk Products Co., Ltd.....       5,000          7,183
 #Softbank Corp.........................      15,800        179,260
 #Sony Corp.............................      40,300      1,782,851
 Stanley Electric Co., Ltd..............       7,000         82,618
 Sumitomo Bakelite Co., Ltd.............       9,000         41,358
 Sumitomo Bank, Ltd.....................     250,400        799,138
 Sumitomo Chemical Co., Ltd.............      77,000        277,794
 Sumitomo Corp..........................      50,000        217,932
 Sumitomo Electric Industries, Ltd......      35,000        222,544
 Sumitomo Forestry Co., Ltd.............       6,000         33,106
 *Sumitomo Heavy Industries, Ltd........      17,000         10,684
 *Sumitomo Metal Industries, Ltd.
   Osaka................................     163,000         59,870
 Sumitomo Metal Mining Co., Ltd.........      24,000         80,121
 Sumitomo Osaka Cement Co., Ltd.........      14,000         17,484
 Sumitomo Realty & Development Co.,
   Ltd..................................      15,000         64,523
 Sumitomo Trust & Banking Co., Ltd......      63,000        274,595
 Suruga Bank, Ltd.......................       7,000         30,853
 Suzuken Co., Ltd.......................       3,400         79,370
 TDK Corp...............................       5,800        256,116
 THK Co., Ltd...........................       4,000         53,153
 Taiheiyo Cement Corp...................      45,000         63,176
 Taisei Corp............................      46,000         77,721
 Taisho Pharmaceutical Co., Ltd.........      16,000        250,353
 Taiyo Yuden Co., Ltd...................       5,000         62,401
 #Takara Shuzo Co., Ltd.................      10,000         47,586
 Takashimaya Co., Ltd...................      12,000         46,623
                                            SHARES        VALUE+
                                            ------        ------
 Takeda Chemical Industries, Ltd........      39,000   $  1,639,391
 Takefuji Corp..........................       6,460        354,334
 Takuma Co., Ltd........................       2,000         13,174
 Teijin, Ltd............................      43,000        105,644
 Teikoku Oil Co., Ltd...................      12,000         43,978
 Terumo Corp............................       9,000        120,548
 *Tobu Railway Co., Ltd.................      36,000         94,617
 Toda Corp..............................      14,000         23,540
 Toho Co., Ltd..........................       8,000         77,705
 Tohuku Electric Power Co., Inc.........      21,200        292,957
 Tokyo Broadcasting System, Inc.........       8,000        114,925
 Tokyo Electric Power Co., Ltd..........      59,300      1,006,766
 Tokyo Electron, Ltd....................       7,300        371,212
 Tokyo Gas Co., Ltd.....................     117,000        348,569
 Tokyo Style Co., Ltd...................       4,000         33,171
 Tokyu Corp.............................      53,000        184,720
 Toppan Printing Co., Ltd...............      31,000        228,486
 Toray Industries, Inc..................      66,000        149,761
 Toshiba Corp...........................     140,000        455,944
 Tosoh Corp.............................      22,000         49,741
 Tostem Inax Holding Corp...............      15,240        208,234
 Toto, Ltd..............................      16,000         55,112
 Toyo Information System Co., Ltd.......       2,000         32,894
 Toyo Seikan Kaisha, Ltd................       9,300        101,566
 Toyobo Co., Ltd........................      26,000         33,318
 Toyoda Gosei Co., Ltd..................       5,400        100,935
 Toyota Industries Corp.................      13,700        204,524
 Toyota Motor Corp......................     158,400      4,163,146
 Trans Cosmos, Inc......................       1,000         13,182
 *Trend Micro Inc.......................       5,000        115,088
 *#UFJ Holdings, Inc....................         213        219,203
 UNY Co., Ltd...........................       9,000         83,378
 *Ube Industries, Ltd...................      37,000         37,448
 Uni-Charm Corp.........................       3,000        109,211
 Union Tool Co..........................         800         20,047
 Ushio Inc..............................       5,000         56,769
 Wacoal Corp............................       7,000         56,793
 World Co., Ltd.........................       2,000         36,893
 Yakult Honsha Co., Ltd.................       8,000         89,785
 Yamada Denki Co., Ltd..................       3,000         70,400
 Yamaha Corp............................       9,000         86,904
 #Yamaha Motor Co., Ltd.................      10,000         76,970
 Yamanouchi Pharmaceutical Co., Ltd.....      15,000        408,929
 Yamato Transport Co., Ltd..............      19,000        280,545
 Yamazaki Baking Co., Ltd...............       9,000         49,292
 #Yasuda Fire & Marine Insurance Co.,
   Ltd..................................      43,000        241,472
 Yokogawa Electric Corp.................      12,000         77,378
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $106,291,514)...................                 67,500,738
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $29,854).......................                     29,726
                                                       ------------
TOTAL -- JAPAN
  (Cost $106,321,368)...................                 67,530,464
                                                       ------------
FRANCE -- (8.9%)
COMMON STOCKS -- (8.9%)
 AXA....................................      75,264      1,209,153
 Accor SA...............................       9,340        327,326
 Air France.............................       5,000         62,173

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Air Liquide Prime DeFidelite 2003......       4,348   $    575,198
 Air Liquide SA.........................       1,300        174,711
 Air Liquide Prime Fidelite 2002........       5,918        782,893
 Alcatel SA.............................      53,300        304,871
 *Alstom SA.............................      12,944         97,087
 #Altran Technologies SA................       4,100         32,261
 #Arcelor SA............................      10,700        140,501
 *Atos Origin...........................       2,000         70,430
 Aventis................................      34,465      1,918,227
 BNP Paribas SA.........................      38,738      1,579,948
 Bouygues...............................      14,570        431,189
 *Business Objects SA...................       2,800         58,270
 Cap Gemini SA..........................       5,850        187,210
 Carrefour..............................      31,150      1,368,386
 #Casino Guichard Perrachon.............       4,400        301,136
 Cie Generale D'Optique Essilor
   Intenational SA......................       4,300        171,186
 *Club Mediterranee SA..................         700         17,130
 Compagnie de Saint-Gobain..............      15,136        457,275
 Compagnie Francaise d'Etudes et de
   Construction Technip SA..............       1,090         85,388
 Dassault Systemes SA...................       5,000        141,456
 #France Telecom SA.....................      50,752        908,756
 Generale des Establissements Michelin
   SA Series B..........................       5,909        205,086
 Groupe Danone..........................       6,542        857,073
 Imerys SA..............................         600         71,623
 L'Oreal................................      29,700      2,119,825
 #LVMH (Louis Vuitton Moet Hennessy)....      21,535      1,015,418
 LaFarge SA.............................       2,950        240,047
 LaFarge SA Prime Fidelite..............       4,785        379,607
 LaFarge SA Prime Fidelity..............       3,474        275,602
 Lagardere S.C.A. SA....................       6,500        298,405
 Pechiney SA Series A...................       3,355        127,858
 Pernod-Ricard SA.......................       2,660        239,338
 Peugeot SA.............................      11,400        514,285
 Pinault Printemps Redoute SA...........       5,200        460,378
 Publicis Groupe........................       6,100        155,282
 *Renault SA............................       6,400        316,034
 SGE (Societe Generale d'Enterprise
   SA)..................................       3,540        203,365
 Sanofi Synthelabo......................      32,056      1,894,163
 Schneider SA...........................       9,499        461,598
 Seb Prime Fid..........................         300         23,874
 Seb SA Prime Fidelity..................         600         46,615
 Societe BIC SA.........................       2,200         72,570
 Societe Generale, Paris................      18,928      1,065,719
 Societe Television Francaise 1.........       9,700        291,890
 Sodexho Alliance SA....................       6,866        177,582
 *Stmicroelectronics NV.................      15,000        383,931
 Suez (ex Suez Lyonnaise des Eaux)......      44,570        815,797
 Thales SA..............................       7,924        224,022
 *Thomson Multimedia....................      12,200        270,758
 Total SA...............................      30,906      4,153,553
 Unibail SA.............................       1,800        112,538
 Valeo SA...............................       3,500        114,548
 Vivendi Universal SA...................      47,636        776,669
 Zodiac SA..............................       2,000         41,044
                                                       ------------
TOTAL -- FRANCE
  (Cost $36,550,963)....................                 29,808,258
                                                       ------------
                                            SHARES        VALUE+
                                            ------        ------
SWITZERLAND -- (7.7%)
COMMON STOCKS -- (7.7%)
 *#ABB, Ltd.............................      60,840   $    203,838
 Adecco SA..............................       9,899        460,447
 *Centerpulse AG........................         568         91,131
 Ciba Spezialitaetenchemie Holding AG...       3,822        276,329
 Cie Financiere Richemont AG
   Series A.............................      46,023        868,704
 Clariant AG............................       7,395        131,857
 *Credit Swisse Group...................      65,029      1,529,929
 Fischer (Georg) AG, Schaffhausen.......         145         14,662
 Forbo Holding AG, Eglisau..............         102         27,779
 Givaudan SA............................         462        192,161
 Holcim, Ltd............................       2,181        434,462
 *#Kudelski SA..........................       2,060         39,578
 *Kuoni Reisen Holding AG...............         110         22,988
 *Logitech International SA.............       2,296         84,122
 Lonza Group AG.........................       2,970        181,094
 Nestle SA, Cham und Vevey..............      21,540      4,356,179
 Novartis AG............................     156,955      5,840,540
 Phonak Holding AG......................       2,600         26,028
 *Publicitas Holding SA, Lausanne.......         104         16,826
 #Roche Holding AG Bearer...............       8,704      1,070,830
 Roche Holding AG Genusschein...........      38,219      2,718,132
 Schindler Holding AG...................         210         35,250
 Schindler Holding AG...................         340         58,103
 Serono SA..............................         592        347,200
 Societe Generale de Surveillance
   Holding SA...........................         377        113,730
 *Sulzer AG, Winterthur.................         165         22,357
 Swatch Group AG........................       2,692        242,267
 Swiss Reinsurance Co., Zurich..........         700         52,379
 Swisscom AG............................       3,898      1,133,865
 Syngenta AG............................       6,123        346,723
 Synthes-Stratec Inc....................         581        344,274
 Tecan Group AG.........................         627         20,457
 The Swatch Group AG....................      18,164        326,323
 *UBS AG................................      69,661      3,510,263
 Unaxis Holding AG......................         555         43,961
 Valora Holding AG......................         209         37,477
 Zurich Financial SVCS AG...............       7,469        797,710
                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $26,191,141)....................                 26,019,955
                                                       ------------
GERMANY -- (6.0%)
COMMON STOCKS -- (6.0%)
 Adidas-Salomon AG......................       1,900        154,985
 Aixtron AG.............................       2,400         15,304
 Allianz AG.............................      11,708      1,317,246
 Altana AG..............................       6,100        273,064
 BASF AG................................      27,650      1,076,833
 Bayer AG...............................      33,300        765,868
 Bayerische Vereinsbank AG..............      22,748        376,772
 Beiersdorf AG..........................       3,800        376,878
 Buderus AG.............................       2,700         60,701
 *Continental AG........................       5,300         85,938
 *D. Logistics AG.......................       1,200          2,387
 DaimlerChrysler AG.....................      45,052      1,644,757
 Deutsche Bank AG.......................      27,288      1,374,905
 *Deutsche Boerse AG....................       4,500        179,058
 *Deutsche Lufthansa AG.................      17,400        194,726

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Deutsche Post AG.......................      48,900   $    524,384
 Deutsche Telekom AG....................     184,620      2,255,271
 Douglas Holding AG.....................       1,500         29,395
 E.ON AG................................      33,298      1,437,572
 *Epcos AG..............................       2,800         48,744
 #Fresenius Medical Care AG.............       2,900        131,115
 Gehe AG................................       3,500        128,822
 Heidelberger Zement AG.................       2,300         84,426
 *Infineon Technologies AG..............      30,800        310,984
 Karstadt Quelle AG.....................       5,350         98,404
 Linde AG...............................       5,000        188,508
 MAN AG.................................       4,650         70,079
 Merck KGAA.............................       1,900         48,007
 Metro AG...............................      13,840        338,545
 Munchener Rueckversicherungs-
   Gesellschaft AG......................       7,700      1,073,125
 Preussag AG............................       7,336        151,790
 Rwe AG (Neu)...........................         800         18,423
 Rwe AG (NEU) Series A..................      24,050        683,035
 SAP AG (Systeme Anwendungen Produkte in
   der Datenverarbeitung)...............      14,100      1,251,840
 *SGL Carbon AG.........................         700          5,571
 Schering AG............................       9,000        389,451
 Siemens AG.............................      39,375      1,946,698
 ThyssenKrupp AG........................      23,400        282,357
 Volkswagen AG..........................      14,220        578,555
 *WCM Beteiligungs AG...................      11,608         31,062
                                                       ------------
TOTAL -- GERMANY
  (Cost $32,551,511)....................                 20,005,585
                                                       ------------
NETHERLANDS -- (5.5%)
COMMON STOCKS -- (5.4%)
 ABN-AMRO Holding NV....................      86,479      1,484,817
 AKZO Nobel NV..........................      15,300        479,276
 Aegon NV...............................      79,240      1,280,912
 Buhrmann NV............................       5,898         27,399
 Elsevier NV............................      39,700        491,679
 *Getronics NV..........................      11,878         10,989
 Hagemeyer NV...........................       4,866         39,596
 Heineken NV............................      21,062        795,540
 IHC Caland NV..........................       1,569         75,698
 Ing Groep NV...........................     107,110      2,040,424
 KLM (Koninklijke Luchtvaart Mij) NV....       2,377         25,537
 Koninklijke Ahold NV...................      49,458        680,425
 *Koninklijke KPN NV....................     133,976        890,277
 Koninklijke Numico NV..................       8,312        101,703
 Koninklijke Philips Electronics NV.....      70,712      1,551,745
 Koninklijke Vendex KBB NV..............       4,178         43,723
 *Norit NV..............................      23,650        270,081
 Oce NV.................................       2,991         34,068
 Royal Dutch Petroleum Co., Den Haag....     112,900      4,946,099
 TNT Post Groep NV......................      25,770        471,431
 Unilever NV............................      30,742      1,792,055
 Vedior NV..............................       7,245         57,296
 Vnu NV.................................      12,524        374,377
 Wolters Kluwer NV......................      15,299        272,419
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $22,660,554)....................                 18,237,566
                                                       ------------
                                            SHARES        VALUE+
                                            ------        ------
PREFERRED STOCKS -- (0.1%)
 Unilever NV
   (Cost $114,431)......................      19,200   $    104,283
                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $22,774,985)....................                 18,341,849
                                                       ------------
AUSTRALIA -- (4.3%)
COMMON STOCKS -- (4.3%)
 AMP, Ltd...............................      61,588        454,661
 Amcor, Ltd.............................      42,493        195,613
 Aristocrat Leisure, Ltd................      24,261         70,143
 Australia & New Zealand Banking Group,
   Ltd..................................      85,255        899,315
 Australian Gas Light Co................      24,217        138,671
 Australian Stock Exchange, Ltd.........       3,400         22,027
 *BHP Steel Ltd.........................      36,141         64,317
 BRL Hardy, Ltd.........................       5,955         22,900
 Boral, Ltd.............................      26,497         62,476
 Brambles Industries, Ltd...............      54,239        137,022
 Broken Hill Proprietary Co., Ltd.......     208,362      1,183,762
 CSL, Ltd...............................       8,414        101,037
 CSR, Ltd...............................      49,757        174,582
 Coca-Cola Amatil, Ltd..................      33,536        100,912
 Cochlear, Ltd..........................       2,000         42,104
 Coles Myer, Ltd........................      63,142        232,889
 Commonwealth Bank of Australia.........      70,550      1,075,306
 Computershare, Ltd.....................      21,742         24,167
 Deutsche Office Trust..................      44,700         31,368
 Fosters Brewing Group, Ltd.............     111,305        291,183
 Futuris Corp., Ltd.....................      14,452         10,709
 General Property Trust.................      75,385        121,460
 Goodman Fielder, Ltd...................      65,853         55,454
 Harvey Norman Holdings, Ltd............      46,881         69,744
 Iluka Resources, Ltd...................       8,599         21,820
 Insurance Australiz Group, Ltd.........      74,300        106,781
 James Hardies Industries NL............      25,584         96,230
 John Fairfax Holdings, Ltd.............      41,239         71,537
 Leighton Holdings, Ltd.................      11,805         60,308
 Lend Lease Corp., Ltd..................      23,263        130,466
 MIM Holdings...........................      88,699         77,182
 Macquarie Bank, Ltd....................      10,555        142,212
 Macquarie Infrastructure Group.........      67,351        123,639
 Mayne Nickless, Ltd....................      36,595         64,919
 Mirvac, Ltd............................      35,113         82,002
 National Australia Bank, Ltd...........      86,693      1,593,899
 Newcrest Mining, Ltd...................      13,927         45,191
 News Corp., Ltd. Pref Ordinary.........     119,547        716,091
 News Corp., Ltd........................      86,988        620,195
 Onesteel, Ltd..........................      20,109         18,514
 Orica, Ltd.............................      13,685         79,976
 Origin Energy, Ltd.....................      29,041         58,692
 *Pacific Dunlop, Ltd...................       7,945         33,229
 Paperlinx, Ltd.........................      14,731         40,191
 Publishing and Broadcasting, Ltd.......      34,764        159,642
 QBE Insurance Group, Ltd...............      34,350        154,270
 Rio Tinto, Ltd.........................      24,242        471,696
 Santos, Ltd............................      32,615        109,859
 *Scigen................................      11,443            244
 Sonic Healthcare, Ltd..................      11,443         41,306
 Sons of Gwalia, Ltd....................       5,709          6,827
 Southcorp, Ltd.........................      39,226        103,719
 Stockland Trust Group..................      30,030         82,270

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Suncorp-Metway, Ltd....................      28,137   $    185,601
 Tab, Ltd...............................      16,900         28,273
 Tabcorp Holdings, Ltd..................      19,814        122,469
 Telstra Corp., Ltd.....................     360,100        923,857
 Transurban Group.......................      20,864         48,023
 WMC, Ltd...............................      59,053        275,823
 Wesfarmers, Ltd........................      20,302        319,468
 Westfield Holdings, Ltd................      29,907        235,053
 Westfield Trust........................      62,424        121,253
 Westpac Banking Corp...................      98,321        785,446
 Woodside Petroleum, Ltd................      21,159        141,829
 Woolworths, Ltd........................      59,309        376,905
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $14,167,914)....................                 14,458,729
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $37,173).......................                     37,378
                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $14,205,087)....................                 14,496,107
                                                       ------------
ITALY -- (3.9%)
COMMON STOCKS -- (3.9%)
 Acea SpA...............................       4,000         19,259
 *Alitalia Linee Aeree Italiane SpA
   Series A.............................      50,000         14,474
 Alleanza Assicurazioni SpA.............      20,612        173,260
 Assicurazioni Generali SpA, Trieste....      51,014      1,019,509
 *Autogrill SpA, Novara.................      10,000         91,320
 Autostrade Concessioni e Costruzioni
   Autostrade SpA Series A..............      47,000        445,566
 Banca Fideuram SpA.....................      20,000        113,602
 *Banca Monte Dei Paschi di Siena SpA...      63,000        152,602
 *Banca Nazionale del Lavoro SpA........      53,000         66,589
 *Banca Popolare di Milano..............       9,520         33,714
 Benetton Group SpA.....................       6,950         65,679
 *#Bipop-Carire SpA.....................      38,000         20,413
 Bulgari SpA............................      10,000         52,723
 #Capitalia SpA.........................      67,860        113,071
 Credito Italiano.......................     204,000        813,760
 *#E.Biscom SpA.........................       1,000         32,031
 Eni SpA................................     163,000      2,370,591
 Ente Nazionale per L'Energia Elettrica
   SpA..................................     247,000      1,255,566
 #Fiat SpA..............................      15,667        151,175
 #Gruppo Editoriale L'espresso SpA......      16,000         62,233
 Intesabci SpA..........................     212,627        464,274
 Italcementi Fabriche Riunite Cemento
   SpA, Bergamo.........................       4,680         45,624
 Italgas Sta Italiana Per Il Gas SpA....      13,500        172,299
 #Luxottica Group SpA...................      11,000        148,817
 Mediaset SpA...........................      48,000        406,343
 Mediobanca SpA.........................      25,000        193,233
 Mediolanum SpA.........................      14,000         84,396
 Mondadori (Arnoldo) Editore SpA........      10,500         74,995
 Parmalat Finanziaria SpA...............      28,600         68,565
 #Pirelli SpA...........................      70,000         75,204
 RAS SpA (Riunione Adriatica di
   Sicurta).............................      29,303        367,286
 Rinascente per l'Esercizio di Grande
   Magazzini SpA........................      10,000         44,267
                                            SHARES        VALUE+
                                            ------        ------
 #SAI SpA (Sta Assicuratrice
   Industriale), Torino.................       2,000   $     31,236
 *SNIA SpA..............................      20,400         36,325
 San Paolo-IMI SpA......................      55,607        433,124
 *Seat Pagine Gialle SpA, Torino........      11,060          9,022
 Telecom Italia Mobile SpA..............     331,740      1,712,722
 Telecom Italia SpA, Torino.............     212,500      1,737,610
 *#Tiscali SpA..........................      13,000         75,652
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $16,105,128)....................                 13,248,131
                                                       ------------
PREFERRED STOCK -- (0.0%)
 Fiat SpA
   (Cost $43,047).......................       3,000         16,682
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Fiat SpA Warrants 01/31/07
   (Cost $0)............................       1,677            539
                                                       ------------
TOTAL -- ITALY
  (Cost $16,148,175)....................                 13,265,352
                                                       ------------
SPAIN -- (3.1%)
COMMON STOCKS -- (3.1%)
 *Acciona SA............................       2,900        115,018
 Acerinox SA............................       2,600        100,844
 Autopistas Concesionaria Espanola SA...      12,811        136,615
 Banco Bilbao Vizcaya SA................     149,500      1,560,049
 Banco Santander Central Hispanoamerica
   SA...................................     223,084      1,597,800
 *Coporacion Financiera Reunida SA......       6,070         56,578
 Corporacion Mapfre Compania
   Internacional de Reaseguros SA.......       6,600         49,372
 Endesa SA, Madrid......................      47,900        567,504
 Fomento de Construcciones y Contratas
   SA...................................       7,080        160,227
 Gas Natural SA, Buenos Aires...........      20,000        382,389
 Grupo Dragados SA, Madrid..............       8,700        137,606
 Grupo Ferrovial SA.....................       6,500        156,218
 Iberdrola SA...........................      42,100        545,274
 Industria de Diseno Textil SA..........      28,200        687,004
 Metrovacesa SA.........................       2,242         48,508
 #OCP Construcciones SA, Madrid.........       2,700         80,388
 Promotora de Informaciones SA..........       8,600         69,809
 Repsol SA..............................      57,100        719,104
 Sociedad General de Aguas de Barcelona
   SA...................................       6,131         58,001
 *Sociedad General de Aguas de Barcelona
   SA New Shares........................          61            577
 Sol Melia SA...........................       8,400         39,190
 Tabacalera SA..........................      13,800        277,302
 *Tele Pizza SA.........................       7,000          6,615
 *Telefonica de Espana SA...............     227,382      2,316,209
 Telefonica Publicidad e Informacion
   SA...................................      14,600         53,447
 *#Terra Networks SA....................      29,400        151,495
 #Union Fenosa SA.......................      12,800        170,241
 Vallehermoso SA........................       5,400         50,494
 Zeltia SA..............................       8,400         56,821
                                                       ------------
TOTAL -- SPAIN
  (Cost $11,469,782)....................                 10,350,699
                                                       ------------

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CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
FINLAND -- (2.2%)
COMMON STOCKS -- (2.2%)
 Amer-Yhtymae Oyj Series A..............         800   $     26,007
 Fortum Oyj.............................      43,717        251,362
 Instrumentarium Oyj....................       2,400         66,848
 KCI Konecranes International Oyj.......         700         15,911
 Kesko Oyj..............................       4,800         56,105
 Kone Corp..............................       3,800        108,489
 Metso Oyj..............................       7,044         73,575
 Nokia Oyj..............................     258,262      4,984,067
 Orion-Yhtyma Oyj Series A..............       1,200         24,483
 Orion-Yhtyma Oyj Series B..............       1,100         22,213
 #Outokumpu Oyj Series A................       6,400         62,074
 Pohjola Group P.L.C. Series D..........       2,200         32,827
 Rautaruukki Oyj Series K...............       5,100         17,249
 Sampo Insurance Co., Ltd...............      28,600        217,361
 *Sonera Group Oyj......................      57,661        321,212
 Stora Enso Oyj Series R................      37,400        457,613
 Tietoenator Corp.......................       2,800         44,287
 Upm-Kymmene Oyj........................      14,100        510,695
 Uponor Oyj Series A....................       1,400         26,043
 Wartsila Corp. Oyj Series B............       2,900         34,474
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $7,079,866).....................                  7,352,895
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Outokumpu Oyj Series A Rights 12/17/02
   (Cost $0)............................       6,400              0
                                                       ------------
TOTAL -- FINLAND
  (Cost $7,079,866).....................                  7,352,895
                                                       ------------
SWEDEN -- (2.0%)
COMMON STOCKS -- (2.0%)
 Assa Abloy AB Series B.................      15,600        208,221
 Atlas Copco AB Series A................       6,300        145,245
 Atlas Copco AB Series B................       2,600         55,784
 Drott Series AB........................       4,700         50,809
 Electrolux AB Series B.................      18,500        330,599
 Gambro AB Series A.....................      11,300         69,181
 Gambro AB Series B.....................       2,700         16,530
 Hennes & Mauritz AB Series B...........      36,200        762,706
 Hoeganges AB Series B..................       1,300         24,952
 Holmen AB Series B.....................       3,700         98,364
 *Modern Times Group AB Series B........       1,800         20,452
 *#Netcom AB Series B...................       5,400        141,473
 Nobel Biocare Holding AG...............       1,200         66,583
 Nordic Baltic Holdings AB..............     147,848        722,495
 Om AB..................................       2,500         17,788
 SSAB Swedish Steel Series A............       3,500         40,732
 Sandvik AB.............................      12,400        298,874
 Securitas AB Series B..................      16,500        250,266
 Skandia Insurance AB...................      47,700        140,490
 Skandinaviska Enskilda Banken
   Series A.............................      32,400        300,220
 Skanska AB Series B....................      19,500        125,836
 Svenska Cellulosa AB Series B..........      11,500        398,330
 Svenska Handelsbanken Series A.........      34,200        479,121
 Svenska Kullagerfabriken AB
   Series A.............................       2,300         64,824
 Svenska Kullagerfabriken AB
   Series B.............................       2,500         70,736
                                            SHARES        VALUE+
                                            ------        ------
 Swedish Match AB (Frueher Svenska
   Taendsticks AB)......................      18,400   $    124,827
 *Telefon AB L.M. Ericsson Series B.....     815,600        796,225
 #Telia AB..............................     144,300        557,121
 Trelleborg AB Series B.................       2,200         19,415
 Volvo AB Series A......................       6,600        119,400
 Volvo AB Series B......................      14,100        265,969
 WM-Data AB Series B....................       8,500         11,814
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $9,338,217).....................                  6,795,382
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $24,959).......................                     25,874
                                                       ------------
TOTAL -- SWEDEN
  (Cost $9,363,176).....................                  6,821,256
                                                       ------------
HONG KONG -- (1.7%)
COMMON STOCKS -- (1.7%)
 ASM Pacific Technology, Ltd............      12,000         27,005
 Bank of East Asia, Ltd.................      52,571         91,678
 CLP Holdings, Ltd......................      89,400        358,808
 Cathay Pacific Airways, Ltd............     123,000        179,012
 Cheung Kong Holdings, Ltd..............      85,600        628,391
 Cheung Kong Infrastructure Holdings,
   Ltd..................................      88,000        154,027
 Esprit Holdings, Ltd...................      28,541         53,066
 Giordano International, Ltd............      40,000         17,695
 #Hang Lung Properties, Ltd.............     113,500        106,243
 Hang Seng Bank, Ltd....................      70,600        767,229
 Henderson Land Development Co., Ltd....      69,000        245,081
 Hong Kong Electric Holdings, Ltd.......      83,707        327,373
 Hong Kong Exchanges & Clearing, Ltd....      18,000         24,120
 Hutchison Whampoa, Ltd.................     157,500      1,105,720
 Hysan Development Co., Ltd.............      39,135         29,607
 Johnson Electric Holdings, Ltd.........     148,000        170,799
 Li & Fung, Ltd.........................     110,000        121,303
 New World Development Co., Ltd.........      87,860         51,542
 *#Pacific Century Cyberworks, Ltd......     881,326        169,515
 Shangri-La Asia, Ltd...................      77,199         49,990
 #Sino Land Co., Ltd....................     132,916         46,443
 South China Morning Post (Holdings),
   Ltd..................................      39,198         17,466
 Sung Hungkai Properties, Ltd...........      88,706        597,163
 Swire Pacific, Ltd. Series A...........      37,000        151,821
 Television Broadcasts, Ltd.............      15,000         53,759
 Wharf Holdings, Ltd....................      98,542        207,859
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $7,502,184).....................                  5,752,715
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $48,363).......................                     48,364
                                                       ------------
TOTAL -- HONG KONG
  (Cost $7,550,547).....................                  5,801,079
                                                       ------------
BELGIUM -- (0.9%)
COMMON STOCKS -- (0.9%)
 AGFA-Gevaert NV, Mortsel...............       7,300        148,431
 Barco (New) NV.........................         400         19,497

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Bekaert SA.............................         700   $     29,093
 Cie Martime Belge SA...................         300         14,325
 Colruyt SA Halle.......................       1,700         86,246
 D'Ieteren SA...........................         290         39,811
 Delhaize Freres & cie le Lion SA
   Molenbeek-Saint Jean.................       2,700         50,011
 Dexia SA...............................      27,000        330,631
 Electrabel SA..........................       2,800        659,014
 Fortis AG..............................      29,579        523,751
 Interbrew SA...........................       9,900        206,812
 KBC Bancassurance Holding SA...........      15,700        519,918
 Omega Pharma SA........................         500         15,170
 Solvay SA..............................       4,400        288,881
 UCB SA.................................       7,600        207,226
 Union Miniere SA.......................       1,100         45,783
                                                       ------------
TOTAL -- BELGIUM
  (Cost $4,345,589).....................                  3,184,600
                                                       ------------
SINGAPORE -- (0.8%)
COMMON STOCKS -- (0.8%)
 Allgreen Properties, Ltd...............      41,000         22,400
 Capitaland, Ltd........................     115,500         75,853
 *#Chartered Semiconductor
   Manufacturing, Ltd...................      55,000         35,498
 City Developments, Ltd.................      32,000         81,525
 *Creative Technology Co., Ltd..........       3,000         24,797
 Cycle & Carriage, Ltd..................       7,047         13,884
 DBS Group Holdings, Ltd................      55,000        348,748
 Fraser & Neave, Ltd....................       9,000         39,744
 Keppel Corp., Ltd......................      25,000         55,766
 Keppel Land, Ltd.......................      22,000         13,327
 Natsteel, Ltd..........................      12,000         13,927
 *Neptune Orient Lines, Ltd.............      23,000         11,784
 Overseas Chinese Banking Corp., Ltd....      50,300        284,773
 Overseas Union Enterprise, Ltd.........       6,000         20,721
 Parkway Holdings, Ltd..................      20,000          9,002
 Sembcorp Industries, Ltd...............      52,000         28,409
 Sembcorp Logistics, Ltd................      39,000         33,782
 Sembcorp Marine, Ltd...................      55,000         29,114
 Singapore Airlines, Ltd................      47,000        284,716
 Singapore Land, Ltd....................      11,000         19,928
 Singapore Press Holdings...............      12,000        134,517
 Singapore Technologies Engineering,
   Ltd..................................     132,000        122,560
 Singapore Telecommunications, Ltd......     707,000        524,350
 Smrt Corporation, Ltd..................      59,000         20,042
 *#St Assembly test Services, Ltd.......      38,000         32,916
 United Overseas Bank, Ltd..............      55,000        373,658
 United Overseas Land, Ltd..............      22,000         21,174
 Venture Manufacturing (Singapore),
   Ltd..................................       7,000         60,238
 Wing Tai Holdings, Ltd.................      19,000          6,024
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $4,659,405).....................                  2,743,177
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $36,200).......................                     36,500
                                                       ------------
                                            SHARES        VALUE+
                                            ------        ------
RIGHTS/WARRANTS -- (0.0%)
 *Sembcorp Industries, Ltd. Rights
   12/13/02
   (Cost $0)............................      10,709   $          0
                                                       ------------
TOTAL -- SINGAPORE
  (Cost $4,695,605).....................                  2,779,677
                                                       ------------
IRELAND -- (0.8%)
COMMON STOCKS -- (0.8%)
 Allied Irish Banks P.L.C...............      57,425        811,168
 Bank of Ireland P.L.C..................      63,841        698,577
 CRH P.L.C..............................      33,106        482,465
 DCC P.L.C..............................       4,814         49,564
 *Elan Corp. P.L.C......................      22,161         57,317
 Greencore Group P.L.C..................       5,412         14,375
 Independent News & Media P.L.C.........      30,307         44,318
 Irish Permanent P.L.C..................      12,643        140,861
 Kerry Group P.L.C......................      11,740        151,821
 *Ryanair Holdings P.L.C................      32,702        250,488
 Waterford Wedgwood P.L.C...............      42,263         23,964
                                                       ------------
TOTAL -- IRELAND
  (Cost $3,101,468).....................                  2,724,918
                                                       ------------
DENMARK -- (0.8%)
COMMON STOCKS -- (0.8%)
 Bang & Olufsen Holding A.S.
   Series B.............................         290          6,293
 Carlsberg A.S. Series B................       1,820         74,847
 Coloplast A.S. Series B................         970         62,305
 Dampskibsselskabet AF (1912) A.S.......          31        172,335
 Dampskibsselskabet Svendborg A.S.......          21        150,500
 Danisco A.S............................       2,450         81,228
 Danske Bank A.S........................      33,656        563,556
 *East Asiatic Co., Ltd.................         900         20,013
 *FLS Industries........................         890          6,677
 *Gn Great Nordic A.S...................       9,620         29,768
 Group 4 Falck A.S......................       3,480         81,813
 H. Lundbeck A.S........................      11,002        309,496
 *ISS A.S...............................       1,763         68,488
 Koebenhavns Lufthavne..................         280         19,504
 *Neg Micon A.S.........................       2,460         42,675
 Nordiske Kabel-Og Traadfabrikker
   Holding A.S..........................       1,100          9,578
 Novo-Nordisk A.S. Series B.............      14,150        435,962
 Novozymes A.S. Series B................       2,830         56,675
 Sparkasse Regensburg...................         880         20,158
 TK Development.........................         614          4,113
 Tele Danmark A.S.......................      10,210        270,804
 *Topdanmark A.S........................       1,300         31,868
 Vestas Wind Systems A.S................       4,400         40,964
 *William Demant Holding................       3,260         67,907
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,197,871).....................                  2,627,527
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $3,777)........................                      3,825
                                                       ------------
TOTAL -- DENMARK
  (Cost $3,201,648).....................                  2,631,352
                                                       ------------

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 Bergesen Dy ASA Series A...............       3,400   $     65,461
 #Den Norske Bank ASA Series A..........      36,500        178,925
 *Kvaerner ASA..........................      15,096          8,761
 *Merkantildata ASA.....................       6,800          5,200
 *Nera ASA..............................       6,300          8,172
 Norsk Hydro ASA........................      15,700        625,989
 Norske Skogindustrier ASA Series A.....       5,000         79,198
 *Opticom ASA...........................         600          7,497
 Orkla ASA Series A.....................      11,471        198,142
 *Petroleum Geo Services ASA............       4,600          1,633
 Schibsted ASA..........................       2,700         27,282
 Smedvig ASA Series A...................       3,800         20,236
 *Storebrand ASA........................      14,500         60,982
 *Tandberg ASA Series A.................       5,600         77,231
 Telenor ASA............................      29,735        120,995
 Tomra Systems ASA......................       9,200         81,028
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,842,403).....................                  1,566,732
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $5,614)........................                      5,678
                                                       ------------
TOTAL -- NORWAY
  (Cost $1,848,017).....................                  1,572,410
                                                       ------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
 BPI SGPS SA............................      44,098         95,192
 Banco Comercial Portugues SA...........     116,419        311,529
 Banco Espirito Santo e Comercial de
   Lisboa...............................      16,320        186,698
 Brisa Auto Estradas de Portugal SA.....      13,500         69,161
 Cimpor Cimentos de Portugal SA.........       6,180         97,440
 Electricidade de Portugal SA...........     117,800        198,040
 *Jeronimo Martins (Estabelecimentos
   Jeronimo Martins & Filho
   Administracao e Participacoes
   Financeiros SA)......................       5,600         38,995
 *PT Multimedia Servicos de
   Telecomunicacoes e Multimedia SGPS
   SA...................................       4,000         35,812
 Portugal Telecom SA....................      62,730        424,956
 *Sonae SGPS SA.........................     108,923         47,675
                                                       ------------
TOTAL -- PORTUGAL
  (Cost $2,335,754).....................                  1,505,498
                                                       ------------
GREECE -- (0.3%)
COMMON STOCKS -- (0.3%)
 Alpha Credit Bank......................       7,170         88,871
 Athens Water & Sewerage Public Co......       4,100         16,804
 Attica Enterprises S.A. Holdings.......       3,130          8,749
 Bank of Piraeus S.A....................       6,510         40,928
 Commercial Bank of Greece..............       2,500         38,050
 EFG Eurobank Ergasias S.A..............      11,390        129,167
 Hellenic Bottling Co., S.A.............       9,200        138,193
 Hellenic Duty Free Shops S.A...........       2,000         12,534
 Hellenic Petroleum S.A.................      10,100         62,091
 Hellenic Technodomiki S.A..............       3,900         24,597
 Hellenic Tellecommunication
   Organization Co. S.A.................      15,200        166,325
                                            SHARES        VALUE+
                                            ------        ------
 Intracom S.A...........................       3,310   $     18,702
 Mailis (M.J.) S.A......................       2,800         13,314
 National Bank of Greece................       9,100        126,914
 Panafon Hellenic Telecommunications Co.
   S.A..................................      15,380         87,819
 *Public Power Corp. of Greece..........       7,000         88,017
 Titan Cement Co........................       1,140         41,710
 Viohalco...............................       2,800         12,701
                                                       ------------
TOTAL -- GREECE
  (Cost $1,536,481).....................                  1,115,486
                                                       ------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 BWT AG.................................         880          8,141
 Bohler Uddeholm AG.....................         480         21,368
 Erste Bank der Oesterreichischen
   Sparkassen AG........................       1,259         68,256
 Flughafen Wien AG......................         579         19,180
 Mayr-Melnhof Karton AG.................         472         33,482
 Oesterreichische
   Elektrizitaetswirtschafts AG.........         810         60,956
 Omv AG.................................       1,557        140,481
 *Rhi AG, Wien..........................         778          5,031
 *Telekom Austria AG....................       8,470         76,674
 Va Technologie AG......................         805         12,813
 Voest-Alpine Stahl AG..................         825         21,009
 Wienerberger AG........................       4,007         61,225
                                                       ------------
TOTAL -- AUSTRIA
  (Cost $673,623).......................                    528,616
                                                       ------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
 Auckland International Airport, Ltd....      14,152         36,428
 Carter Holt Harvey, Ltd................      72,500         61,844
 Contact Energy, Ltd....................      18,722         35,676
 Fisher & Paykel Apppliances Holdings,
   Ltd..................................       3,520         18,525
 Fisher & Paykel Industries, Ltd........       3,379         17,446
 Fletcher Building, Ltd.................      15,542         24,810
 Independent Newspapers, Ltd.
   (Auckland)...........................      17,200         24,539
 Sky City, Ltd..........................       9,707         35,930
 Telecom Corporation of New Zealand,
   Ltd..................................      82,218        198,099
 Warehouse Group, Ltd...................      14,200         50,365
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $460,060).......................                    503,662
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $15,893).......................                     17,615
                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $475,953).......................                    521,277
                                                       ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Smurfit-Stone Container Corp.
   (Cost $52,185).......................       3,810         55,569
                                                       ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $17,860).......................                     17,937
                                                       ------------

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                             FACE
                                            AMOUNT        VALUE+
                                            ------        ------
                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (3.5%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $12,058,000 FMC
   Discount Notes 1.37%, 07/30/03,
   valued at $11,937,420) to be
   repurchased at $11,762,186
   (Cost $11,761,000)...................  $   11,761   $ 11,761,000
                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $421,990,916)++.......................               $336,219,919
                                                       ============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $423,596,000.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            SCHEDULES OF INVESTMENTS
                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                               NOVEMBER 30, 2002

                                                         VALUE+
                                                         ------
Investment in The Japanese Small Company
 Series of The DFA Investment Trust
 Company (37.2%) (Cost $209,794,764)....              $137,159,203
Investment in The Pacific Rim Small
 Company Series of The DFA Investment
 Trust Company (15.5%)
 (Cost $87,479,790).....................                64,578,846
Investment in The United Kingdom Small
 Company Series of The DFA Investment
 Trust Company (12.1%) (Cost
 $68,533,721)...........................                66,739,233
Investment in The Continental Small
 Company Series of The DFA Investment
 Trust Company (34.7%) (Cost
 $196,087,577)..........................               193,205,622
Temporary Cash Investments (0.5%)
 Repurchase Agreement, PNC Capital
 Markets Inc. 1.21%, 12/02/02
 (Collateralized by $2,718,000 FMC
 Discount Notes 1.37%, 07/30/03, valued
 at $2,690,820) to be repurchased at
 $2,651,267 (Cost $2,651,000)...........                 2,651,000
                                                      ------------
    Total Investments (100%) (Cost
     $564,546,852)++....................              $464,333,904
                                                      ============

--------------

++   The cost for federal income tax purposes is $564,441,074.

                        JAPANESE SMALL COMPANY PORTFOLIO

                               NOVEMBER 30, 2002

                                                        VALUE+
                                                        ------
Investment in The Japanese Small Company
  Series of The DFA Investment
  Trust Company.........................              $51,835,605
                                                      -----------
    Total Investments (100%) (Cost
      $212,430,093)++...................              $51,835,605
                                                      ===========

--------------

++   The cost for federal income tax purposes is $215,170,275.

--------------

+    See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            SCHEDULES OF INVESTMENTS
                      PACIFIC RIM SMALL COMPANY PORTFOLIO

                               NOVEMBER 30, 2002

                                                        VALUE+
                                                        ------
Investment in The Pacific Rim Small
  Company Series of The DFA Investment
  Trust Company.........................              $54,198,537
                                                      -----------
    Total Investments (100%) (Cost
      $101,790,195)++...................              $54,198,537
                                                      ===========

--------------

++   The cost for federal income tax purposes is $102,280,115.

                     UNITED KINGDOM SMALL COMPANY PORTFOLIO

                               NOVEMBER 30, 2002

                                                        VALUE+
                                                        ------
Investment in The United Kingdom Small
  Company Series of The DFA Investment
  Trust Company.........................              $28,992,073
                                                      -----------
    Total Investments (100%) (Cost
      $29,468,464)++....................              $28,992,073
                                                      ===========

--------------

++   The cost for federal income tax purposes is $29,481,687.

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                               NOVEMBER 30, 2002

                                                        VALUE+
                                                        ------
Investment in The Continental Small
  Company Series of The DFA Investment
  Trust Company.........................              $60,756,854
                                                      -----------
    Total Investments (100%) (Cost
      $59,792,230)++....................              $60,756,854
                                                      ===========

--------------

++   The cost for federal income tax purposes is $59,827,344.

--------------

+    See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                            SHARES        VALUE+
                                            ------        ------
JAPAN -- (27.8%)
COMMON STOCKS -- (27.8%)
 AOI Electronics Co., Ltd...............      10,600   $     73,542
 #Achilles Corp.........................     239,000        228,241
 Agro-Kanesho Co., Ltd..................       7,000         22,854
 Ahresty Corp...........................      17,000         66,604
 #Aichi Bank, Ltd.......................      19,600      1,102,265
 *Aichi Corp............................      63,200         79,958
 #Aichi Machine Industry Co., Ltd.......     143,000        256,785
 Aida Engineering, Ltd..................     129,000        262,180
 Aigan Co., Ltd.........................      27,000        139,281
 *Akai Electric Co., Ltd................     490,000          3,999
 #Akita Bank, Ltd.......................     280,000        941,599
 #Aloka Co., Ltd........................      42,000        259,854
 Alpha Systems Inc......................       6,000         61,217
 Altech Co., Ltd........................       8,800         30,742
 Amada Machinics Co., Ltd...............     206,050        339,731
 #Ando Corp.............................     177,000        171,922
 Anest Iwata Corp.......................      63,000         73,020
 Anritsu Corp...........................      62,000        290,985
 Aoi Advertising Promotion, Inc.........      11,500         54,536
 Aoki International Co., Ltd............      84,000        304,420
 *Apic Yamada Corp......................      20,000         26,119
 Arakawa Chemical Industries, Ltd.......      22,000        123,005
 #Araya Industrial Co., Ltd.............     156,000         96,772
 #Aronkasei Co., Ltd....................      37,000         93,621
 #Asahi Kogyosha Co., Ltd...............      92,000        198,996
 *Asahi Optical Co., Ltd................      58,000         80,006
 Asahi Organic Chemicals Industry Co.,
   Ltd..................................     138,000        264,702
 *Asahi Tec Corp........................      65,000         50,932
 *Asahi Techno Glass Corp...............      57,000         78,162
 *#Asanuma Corp.........................     205,000        142,227
 #Ashimori Industry Co., Ltd............      84,000        112,443
 Asia Air Survey Co., Ltd...............      16,000         27,295
 *#Asics Corp...........................     384,000        363,580
 #Atsugi Nylon Industrial Co., Ltd......     329,000        212,145
 *Azel Corp., Tokyo.....................     152,000         43,423
 Azwell, Inc............................      85,000        326,082
 #Bank of Iwate, Ltd....................      27,100        858,246
 Bank of Okinawa, Ltd...................      36,700        614,088
 #Bank of Saga, Ltd.....................     215,000        752,846
 #Best Denki Co., Ltd...................     258,000        730,735
 Bull Dog Sauce Co., Ltd................      12,000         53,871
 Bunka Shutter Co., Ltd.................     129,000        310,615
 CTI Engineering Co., Ltd...............      18,200         76,802
 *#Cabin Co., Ltd.......................     119,000        113,643
 Calsonic Corp..........................     175,000        831,327
 *Carolina Co., Ltd.....................      65,000         20,691
 Central Finance Co., Ltd...............     267,000        799,812
 *#Cesar Co.............................      98,000         33,596
 *Chisan Tokan Co., Ltd.................     121,000         30,617
 Chiyoda Co., Ltd.......................      83,000        569,073
 Chodai Co. Ltd.........................      12,000         27,327
 Chofu Seisakusho Co., Ltd..............      59,000        770,518
 Chudenko Corp..........................      76,000        967,718
 Chuetsu Pulp and Paper Co., Ltd........     215,000        352,732
 *Chugai Mining Co., Ltd................     728,000         65,363
                                            SHARES        VALUE+
                                            ------        ------
 #Chugoku Marine Paints, Ltd............      60,000   $    138,105
 Chugokukogyo Co., Ltd..................      22,000         16,520
 *Chuo Denki Kogyo co., Ltd.............      17,000         12,488
 Chuo Gyorui Co., Ltd...................      58,000         84,267
 #Chuo Spring Co., Ltd., Nagoya.........     162,000        507,758
 Chuo Woollen Mills, Ltd................      30,000         21,548
 #Cleanup Corp..........................      74,000        533,339
 Coca Cola Central Japan Co., Ltd.......          80        444,027
 #Copyer Co., Ltd.......................      38,000         76,611
 Credia Co., Ltd........................       9,500         91,266
 #D'urban, Inc..........................     125,000         71,420
 DMW Corp...............................       1,600         35,261
 Dai-Dan Co., Ltd.......................      72,000        258,580
 Daido Kogyo Co., Ltd...................      42,000         50,394
 Daido Steel Co., Ltd...................     738,000        897,539
 *#Daido Steel Sheet Corp...............      95,000        107,007
 Daidoh, Ltd............................      91,000        466,457
 #Daihen Corp...........................     189,000        168,151
 #Daiho Corp............................     106,000        102,094
 Daiichi Cement Co., Ltd................      59,000         70,791
 Dai-Ichi Jitsugyo Co., Ltd.............      70,000         83,990
 *Dai-Ichi Katei Denki Co., Ltd.........     225,000          1,836
 *Dai-Ichi Kogyo Seiyaku Co., Ltd.......      38,000         54,589
 *Daiko Denshi Tsushin, Ltd.............      14,000         18,855
 Daiko Shoken Business Co., Ltd.........      21,000         47,994
 #Daimei Telecom Engineering Corp.......      57,000        140,505
 Dainichi Co., Ltd......................      28,100         89,909
 *Daisue Construction Co., Ltd..........      12,500          2,959
 Daito Seiki Co., Ltd...................       8,000         10,186
 #Daiwa Industries, Ltd.................      75,000        199,567
 #Daiwa Kosho Lease Co., Ltd............     236,000        525,878
 *#Daiwa Seiko, Inc.....................     140,000         92,560
 *#Daiwabo Co., Ltd.....................     215,000        105,293
 Daiwabo Information System Co., Ltd....      19,000        108,093
 #Danto Corp............................      47,000        150,765
 #Denyo Co., Ltd........................      44,000        173,105
 *#Descente, Ltd........................     202,000        120,361
 *Dia Kensetsu Co., Ltd.................      78,000         98,682
 #Diamond Computer Service Co., Ltd.....      18,000         84,186
 *Dijet Industrial Co., Ltd.............      10,000          7,428
 *Dynic Corp............................      62,000         31,882
 *Eco-Tech Construction Co., Ltd........     231,000         56,564
 #Edion Corp............................     121,275        537,504
 Edosawa Co., Ltd.......................       6,000         32,323
 #Eighteenth Bank, Ltd..................     275,000      1,039,260
 Eikoh, Inc.............................      13,000         49,765
 #Exedy Corp............................      63,000        436,575
 *First Baking Co., Ltd.................      70,000         60,564
 #Foster Electric Co., Ltd..............      26,000         75,762
 *Fudo Construction Co., Ltd............     191,000         54,565
 #Fuji Denki Reiki Co., Ltd.............      76,000        200,367
 Fuji Electric Construction Co., Ltd....      24,000         30,168
 Fuji Fire & Marine Insurance Co.,
   Ltd..................................     449,000        809,933
 Fuji Kiko Co., Ltd.....................      57,000         80,023
 *#Fuji Spinning Co., Ltd., Tokyo.......      65,000         22,813
 Fujikura Rubber, Ltd...................      30,000         56,564
 Fujikura, Ltd..........................     110,000        289,107
 #Fujitsu Business Systems, Ltd.........      36,800        318,394

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 #Fujitsu Denso, Ltd....................      25,000   $     85,908
 Fujitsu Kiden, Ltd.....................      37,000        177,880
 #Fukuda Corp...........................      80,000        210,260
 *#Furukawa Co., Ltd....................     349,000        185,161
 Fuso Dentsu Co., Ltd...................       8,000         26,380
 Fuso Lexel Inc.........................      13,000         39,897
 Futaba Industrial Co., Ltd.............     101,000        923,315
 *#Gakken Co., Ltd......................     148,000        131,674
 *#Godo Steel, Ltd......................     253,000        130,098
 *Goldwin, Inc..........................      76,000         53,969
 *Graphtec Corp.........................      72,000         47,015
 #Gun-Ei Chemical Industry Co., Ltd.....     248,000        485,818
 *Gunze Sangyo, Inc., Tokyo.............      32,000         41,791
 #Gunze, Ltd............................     315,000      1,074,725
 Hakuto Co., Ltd........................       4,700         44,884
 #Harima Chemicals, Inc.................      65,000        170,836
 Harumoto Corp..........................      37,000         54,663
 Haruyama Trading Co., Ltd..............      21,000        179,978
 #Heiwado Co., Ltd......................      92,000        777,211
 Hibiya Engineering, Ltd................      63,000        328,074
 *#Hikari Tsushin, Inc..................      35,000        342,244
 Himaraya Co., Ltd......................      15,000         31,465
 #Hisaka Works, Ltd.....................      81,000        277,680
 Hitachi Cable, Ltd.....................      95,000        245,031
 Hitachi Construction Machinery Co.,
   Ltd..................................     200,000        752,561
 Hitachi Kiden Kogyo, Ltd...............       9,000         23,948
 #Hitachi Koki Co., Ltd.................     194,000        555,801
 *Hitachi Kokusai Electric, Inc.........     126,000        334,245
 Hitachi Medical Corp...................      62,000        616,381
 Hitachi Metals Techno, Ltd.............      15,000         36,730
 #Hitachi Plant Engineering &
   Construction Co., Ltd................     186,000        387,136
 Hitachi Transport System, Ltd..........     162,000        860,809
 Hitachi, Ltd...........................      47,674        202,736
 #Hochiki Corp..........................      38,000        102,355
 *#Hodogaya Chemical Co., Ltd...........      93,000         81,982
 #Hokkai Can Co., Ltd., Tokyo...........     125,000        215,280
 #Hokkaido Bank, Ltd....................     510,000        378,811
 Hokkaido Coca Cola Bottling Co., Ltd...      24,000        102,257
 Hokko Chemical Industry Co., Ltd.......      28,000         85,018
 #Hokuetsu Bank.........................     173,000        389,732
 *Hokuriku Bank, Ltd....................     150,000        222,830
 #Hokuriku Electrical Construction Co.,
   Ltd..................................      64,000        148,357
 *Hokushin Co., Ltd.....................      32,600         14,901
 #Honen Ajinomoto Oil Mills, Inc........     141,000        199,102
 Horiba, Ltd............................       8,000         51,716
 Horipro, Inc...........................      24,000        120,475
 *#Howa Machinery, Ltd..................     139,000         53,324
 ISE Chemicals Corp.....................      22,000         46,509
 #Ichikawa Co., Ltd.....................      81,000        153,385
 *Ichiken Co., Ltd......................      45,000         20,202
 #Ichikoh Industries, Ltd...............     133,000        257,283
 Ichiyoshi Securities Co., Ltd..........      57,000        107,007
 Idec Izumi Corp........................      95,000        340,407
 #Ihara Chemical Industry Co., Ltd......      82,000        131,184
 *#Ikegami Tsushinki Co., Ltd...........     129,000        128,458
 *Impress Corp..........................         110         47,496
 #Inaba Denki Sangyo Co., Ltd...........      39,700        453,659
 Inabata and Co., Ltd., Osaka...........     140,000        485,655
                                            SHARES        VALUE+
                                            ------        ------
 *#Ines Corp............................      50,700   $    299,611
 *#Inui Steamship Co., Ltd..............      32,000          8,881
 *#Iseki & Co., Ltd.....................     362,000        218,651
 Ishikawajima Construction Materials
   Co., Ltd.............................      15,000         37,954
 *Ishikawajima Transport Machinery Co.,
   Ltd..................................      45,000         62,441
 *#Ishizuka Glass Co., Ltd..............      90,000        119,006
 #Itochu Fuel Corp......................     157,000        602,293
 Itochu Warehouse Co., Ltd..............      38,000         44,044
 #Itoham Foods, Inc.....................     418,000      1,180,492
 #Itoki Crebio Corp.....................      63,000        114,672
 #Iwaki & Co., Ltd......................      31,000         32,135
 *#Iwasaki Electric Co., Ltd............      88,000        149,402
 Iwatsu Electric Co., Ltd...............      50,000         49,382
 *#Izumiya Co., Ltd.....................     151,000        698,829
 #JMS Co., Ltd..........................      98,000        235,171
 *Jac Holdings Co., Ltd.................      21,000        102,159
 #Jaccs Co., Ltd........................     201,000        659,527
 *Janome Sewing Machine Co., Ltd........     209,000        112,590
 #Japan Aircraft Manufacturing Co.,
   Ltd..................................      56,000         65,820
 *Japan Bridge Corp.....................      31,000          6,073
 Japan Digital Laboratory Co., Ltd......      38,000        249,373
 #Japan Foundation Engineering Co.,
   Ltd..................................      52,000         98,894
 Japan Maintenance Co., Ltd.............      26,100         89,262
 Japan Oil Transportation Co., Ltd......      41,000         65,592
 *#Japan Radio Co., Ltd.................     180,000        324,695
 Japan Steel Tower Co., Ltd.............      29,000         34,322
 *Japan Steel Works, Ltd................     509,000        294,976
 #Japan Transcity Corp..................      92,000        166,706
 #Japan Vilene Co., Ltd.................     162,000        289,581
 Jeans Mate Corp........................       4,300         46,680
 Jidosha Denki Kogyo Co., Ltd...........      29,000         44,501
 *#Joban Kosan Co., Ltd.................     105,000         84,847
 *#Joshin Denki Co., Ltd................      81,000         46,280
 Jsp Corp...............................      37,000        125,332
 Juel Verite Ohkubo Co., Ltd............      24,000         36,240
 *#Jujiya Co., Ltd......................     265,000         54,075
 *Juntendo Co., Ltd.....................      27,000         34,159
 Kadokawa Shoten Publishing Co., Ltd....      24,000        381,994
 #Kagawa Bank, Ltd......................     121,000        628,135
 #Kagoshima Bank, Ltd...................     559,000      1,925,462
 #Kahma Co., Ltd........................      52,000        284,373
 Kameda Seika Co., Ltd..................      38,000        173,693
 Kamei Corp.............................      65,000        244,052
 Kanaden Corp...........................      38,000        108,558
 #Kanamoto Co., Ltd.....................      53,000        193,805
 #Kandenko Co., Ltd.....................     211,000        637,228
 *#Kanto Bank, Ltd......................      30,700        243,315
 #Kanto Natural Gas Development Co.,
   Ltd..................................     152,000        617,851
 *Kanto Special Steel Works, Ltd........      34,000          6,105
 Kasai Kogyo Co., Ltd...................      65,000        102,396
 #Kasei (C.I.) Co., Ltd.................      62,000        179,651
 #Kasumi Co., Ltd.......................      63,000        223,687
 Katakura Chikkarin Co., Ltd............      29,000         64,384
 #Kato Sangyo Co., Ltd..................      66,000        271,510
 *Kato Spring Works Co., Ltd............      38,000         42,493
 #Kato Works Co., Ltd...................     100,000         79,174

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Katsumura Construction Co., Ltd........      40,000   $     21,875
 #Kawada Industries, Inc................      95,000        150,430
 *Kawai Musical Instruments
   Manufacturing Co., Ltd...............     104,000         54,328
 *Kawasaki Kasei Chemicals, Ltd.........      58,000         23,671
 *#Kawashima Textile Manufacturers,
   Ltd..................................     215,000        163,204
 #Kawasho Gecoss Corp...................      57,300        153,405
 #Keihin Co., Ltd.......................     101,000        115,414
 Keiiyu Co., Ltd........................      13,000         75,338
 #Kinki Coca-Cola Bottling Co., Ltd.....     102,000        649,390
 #Kinki Sharyo Co., Ltd., Nagaokakyo....      90,000        158,674
 *#Kinseki, Ltd.........................      67,000        208,905
 *#Kinugawa Rubber Industrial Co.,
   Ltd..................................      59,000         32,265
 #Kioritz Corp..........................     172,000        174,085
 #Kishu Paper Co., Ltd..................     135,000        152,063
 *Kitagawa Iron Works Co., Ltd..........     123,000         70,277
 #Kita-Nippon Bank, Ltd.................       7,200        273,273
 #Kitano Construction Corp..............     114,000        128,409
 Kitazawa Sangyo Co., Ltd...............      31,500         40,624
 *#Kitz Corp............................     197,000        186,524
 Kodensha Co., Ltd......................      25,000         53,463
 Koike Sanso Kogyo Co., Ltd.............      72,000         58,181
 Koito Industries, Ltd..................      65,000        133,167
 Koito Manufacturing Co., Ltd...........     102,000        366,322
 #Kojima Co., Ltd.......................      49,000        310,762
 *Kokune Corp...........................      99,000            808
 #Kokusai Kogyo Co., Ltd................      71,000        239,922
 #Komai Tekko, Inc......................      63,000         99,759
 *Komatsu Construction Co., Ltd.........      16,000         19,981
 *Komatsu Electronics Metals Co., Ltd...      42,000        128,556
 #Komatsu Seiren Co., Ltd...............      68,000        125,438
 Komatsu Wall Industry Co., Ltd.........      17,000        148,055
 Komatsu, Ltd...........................      80,514        287,186
 #Konaka Co., Ltd.......................      32,000        153,842
 *#Kosei Securities Co., Ltd............     138,000        108,134
 *#Krosaki Corp.........................     122,000         73,689
 #Kumiai Chemical Industry Co., Ltd.,
   Tokyo................................     126,000        166,608
 #Kurabo Industries, Ltd................     388,000        446,541
 #Kuraya Sanseido, Inc..................     129,000        892,886
 Kurimoto, Ltd..........................     219,000        275,280
 Kuroganeya Co., Ltd....................      15,000         39,424
 Kyodo Printing Co., Ltd................      48,000        134,383
 Kyokuto Boeki Kaisha, Ltd..............      30,000         60,482
 Kyokuto Kaihatsu Kogyo Co., Ltd........      46,000        265,078
 #Kyosan Electric Manufacturing Co.,
   Ltd..................................      91,000        176,036
 Kyowa Exeo Corp........................      44,000        120,312
 #Kyowa Leather Cloth Co., Ltd..........      61,000        252,932
 Kyudenko Corp..........................     131,000        468,334
 #Laox Co., Ltd.........................      54,000         76,693
 *Lonseal Corp..........................      63,000         26,740
 #MR Max Corp...........................      57,000        139,575
 #Maeda Corp............................     292,000        819,883
 Maeda Road Construction Co., Ltd.......     158,000        567,441
 #Maezawa Industries, Inc...............      31,000        123,479
 Maezawa Kaisei Industries Co., Ltd.....      16,800        161,809
 Maezawa Kyuso Industries Co., Ltd......      25,000        103,049
 *#Magara Construction Co., Ltd.........      57,000         28,845
 *Makino Milling Machine Co., Ltd.......     125,000        297,923
                                            SHARES        VALUE+
                                            ------        ------
 *Marubeni Construction Material Lease
   Co., Ltd.............................      30,000   $     19,589
 Marubun Corp...........................      19,000         87,467
 *#Marudai Food Co., Ltd................     208,000        196,939
 #Maruetsu, Inc.........................     203,000        944,456
 #Marusan Securities Co., Ltd...........      81,000        164,625
 Maruwn Corp............................      36,000         50,541
 Maruyama Manufacturing Co., Inc........      74,000         50,737
 Maruzen Co., Ltd.......................      20,000         57,299
 Maruzen Showa Unyu Co., Ltd............     160,000        301,677
 #Maspro Denkoh Corp....................      23,200        199,780
 #Matsui Construction Co., Ltd..........      69,000        150,937
 #Matsuo Bridge Co., Ltd................      72,000         91,091
 #Matsuzakaya Co., Ltd..................     268,000        636,559
 #Meiden Engineering Co., Ltd...........      31,300         80,731
 *#Meidensha Corp.......................     100,000         97,947
 *Meiji Machine Co., Ltd................      54,000         20,716
 Meiko National Securities Co., Ltd.....     127,000        277,811
 Meiwa Industry Co., Ltd................      26,000         40,746
 *#Mercian Corp.........................     199,000        285,875
 *Mikuni Coca-Cola Bottling Co., Ltd....       2,000         13,990
 *Misawa Homes Co., Ltd.................     120,000        112,639
 #Mito Securities Co., Ltd..............      65,000         95,498
 Mitsuba Corp...........................      72,000        245,064
 *#Mitsubishi Cable Industries, Ltd.....     271,000        199,078
 #Mitsubishi Gas Chemical Co., Inc......   1,080,000      1,489,776
 *#Mitsubishi Kakoki Kaisha, Ltd........      74,000         62,213
 *Mitsubishi Paper Mills, Ltd...........     447,000        518,092
 *Mitsubishi Shindoh Co., Ltd...........      53,000         61,429
 *#Mitsubishi Steel Manufacturing Co.,
   Ltd..................................     209,000        105,767
 #Mitsuboshi Belting, Ltd...............      85,000        192,180
 #Mitsui Home Co., Ltd..................     104,000        315,782
 *#Mitsui Mining Co., Ltd...............     240,000         78,358
 Mitsui Trust Holdings..................     362,000        570,265
 #Mitsui-Soko Co., Ltd..................      94,000        168,796
 #Mitsumura Printing Co., Ltd...........      29,000         70,065
 Miyaji Construstion & Engineering Co.,
   Ltd..................................      15,000         13,713
 #Miyaji Iron Works Co., Ltd............      67,000         80,390
 #Miyazaki Bank, Ltd....................     234,260        776,309
 #Miyuki Keori Co., Ltd.................      90,000        188,059
 Mizuno Corp............................     210,000        481,655
 Momiji Holdings, Inc...................         156        452,026
 Mori Seiki Co., Ltd....................     210,000      1,146,716
 #Morita Corp...........................     117,000        302,730
 #Morozoff, Ltd., Osaka.................      91,000        137,412
 Mory Industries, Inc...................      69,000         82,790
 #Mos Food Services, Inc................      44,000        295,572
 Mutow Co., Ltd.........................      68,000        140,979
 Myojo Foods Co., Ltd...................      70,000        120,557
 NEC System Integration & Construction,
   Ltd..................................      28,000        187,634
 *#Nabco, Ltd...........................     127,000        112,990
 Nagase & Co., Ltd......................     239,000        992,948
 *Naigai Co., Ltd.......................     140,000         54,850
 #Nakabayashi Co., Ltd..................      91,000        118,100
 *Nakamichi Corp........................      96,000            784
 Nakamuraya Co., Ltd....................       8,000         15,280
 *#Nakano Corp..........................     157,000         73,044
 *Nakayama Steel Works, Ltd.............     170,000         97,131

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Nakayo Telecommunications, Inc.........      32,000   $     33,694
 #Nanto Bank, Ltd.......................     225,000        697,874
 National House Industrial Co., Ltd.....     188,000        653,699
 Neturen Co., Ltd., Tokyo...............      73,000        176,966
 #Nichia Steel Works, Ltd...............     108,200        214,607
 Nichiban Co., Ltd......................      31,000         71,354
 *#Nichimen Corp........................     669,000        371,318
 #Nichimo Co., Ltd......................      94,000        145,011
 *Nichimo Corp..........................     104,000         22,071
 #Nichireki Co., Ltd....................      44,000        120,671
 Nihon Dempa Kogyo Co., Ltd.............       5,000         55,993
 Nihon Kagaku Sangyo Co., Ltd...........      27,000         45,178
 #Nihon Kohden Corp.....................      82,000        290,479
 #Nihon Matai Co., Ltd..................      92,000        131,412
 #Nihon Nohyaku Co., Ltd................     102,000        111,562
 #Nihon Parkerizing Co., Ltd............     165,000        444,435
 Nihon Shokuh Kako Co., Ltd.............      28,000         33,596
 Nihon Tokushu Toryo Co., Ltd...........      60,000        181,692
 #Nikko Co., Ltd., Akashi...............     105,000        254,540
 *Nippei Toyama Corp....................      30,000         28,160
 #Nippon Beet Sugar Manufacturing Co.,
   Ltd..................................     242,000        302,216
 *#Nippon Carbon Co., Ltd...............     172,000         88,446
 #Nippon Chemical Industrial Co., Ltd...     104,000        145,158
 #Nippon Chemi-Con Corp.................     131,000        434,118
 Nippon Chutetsukan KK..................      36,000         31,147
 Nippon COMSYS Corp.....................     130,000        508,264
 Nippon Concrete Industries Co., Ltd....      59,000         39,971
 #Nippon Conlux Co., Ltd................      78,000        324,695
 *Nippon Conveyor Co., Ltd..............      52,000         17,826
 #Nippon Densetsu Kogyo Co., Ltd........     106,000        402,318
 #Nippon Denwa Shisetu Co., Ltd.........      73,000        143,003
 #Nippon Fine Chemical Co., Ltd.........      40,000         98,274
 *Nippon Formula Feed Manufacturing Co.,
   Ltd..................................      35,000         22,854
 Nippon Hodo Co., Ltd...................     185,000        758,029
 *Nippon Hume Pipe Co., Ltd.............      73,000         94,739
 #Nippon Koei Co., Ltd., Tokyo..........     143,000        225,270
 Nippon Kokan Koji Corp.................      32,000         80,970
 *#Nippon Koshuha Steel Co., Ltd........     204,000         74,930
 #Nippon Light Metal Co., Ltd...........   1,031,000        791,038
 *#Nippon Metal Industry Co., Ltd.......     238,000        108,787
 #Nippon Pipe Manufacturing Co., Ltd....      47,000         79,027
 *#Nippon Piston Ring Co., Ltd..........     122,000         64,727
 #Nippon Road Co., Ltd..................     142,000        152,993
 Nippon Seiki Co., Ltd..................      63,000        257,111
 *Nippon Seisen Co., Ltd................      35,000         44,280
 #Nippon Sharyo, Ltd....................     232,000        359,793
 #Nippon Shinpan Co., Ltd...............     490,000        467,943
 Nippon Shinyaku Co., Ltd...............      45,000        200,914
 #Nippon Signal Co., Ltd................      69,000        150,373
 *#Nippon Soda Co., Ltd.................     197,000        313,553
 #Nippon Suisan Kaisha, Ltd.............     386,000        699,441
 #Nippon Synthetic Chemical Industry
   Co., Ltd.............................     150,000        131,004
 *#Nippon Valqua Industries, Ltd........     153,000        167,343
 *#Nippon Yakin Kogyo Co., Ltd..........     237,000         32,886
 #Nishimatsu Construction Co., Ltd......     387,000      1,118,214
 *Nishishiba Electric Co., Ltd..........      38,000         26,364
 *Nissan Construction Co., Ltd..........      87,000            710
 *Nisseki House Industry Co., Ltd.......     180,000          1,469
                                            SHARES        VALUE+
                                            ------        ------
 Nissha Printing Co., Ltd...............      43,000   $    275,517
 #Nisshin Fire & Marine Insurance Co.,
   Ltd..................................     168,000        330,474
 #Nisshin Oil Mills, Ltd................     228,000        483,859
 *#Nisshin Steel Co., Ltd...............   1,768,000        735,975
 Nisshinbo Industries, Inc..............     227,000        878,243
 Nissho Electronics Corp................      10,000         81,786
 *#Nissho Iwai Corp.....................   1,442,000        506,109
 #Nissin Corp...........................     159,000        247,880
 #Nissin Electric Co., Ltd..............     170,000        199,812
 Nissin Sugar Manufacturing Co., Ltd....     124,000        140,685
 Nissui Pharmaceutical Co., Ltd.........      25,000        100,192
 Nittan Co., Ltd........................      18,000         22,626
 Nittan Valve Co., Ltd..................      34,000         66,049
 Nittetsu Mining Co., Ltd...............     132,000        203,632
 #Nitto Boseki Co., Ltd.................     356,000        308,011
 Noda Corp..............................      24,000         59,748
 #Nohmi Bosai, Ltd......................      61,000        232,518
 Nomura Co., Ltd........................      47,000        121,226
 Noritz Corp............................      73,000        625,042
 O-M, Ltd...............................      36,000         22,332
 *#OKK Corp.............................      76,000         21,712
 *Oak Co., Ltd..........................      22,000          5,028
 *#Obayashi Road Corp...................     117,000        171,897
 #Ohki Corp.............................     128,000        196,417
 #Oita Bank, Ltd........................     265,000      1,148,553
 Okabe Co., Ltd.........................      58,000        122,140
 *Oki Electric Cable Co., Ltd...........      34,000         50,508
 *Okuma and Howa Machinery, Ltd.........      72,000         40,550
 *#Okuma Corp...........................     176,000        202,555
 #Okumura Corp..........................     434,000      1,275,272
 #Okura Industrial Co., Ltd.............     164,000        475,207
 *Ono Sokki Co., Ltd....................      37,000         49,529
 #Oriental Construction Co., Ltd........      44,000        146,888
 #Origin Electric Co., Ltd..............      32,000         65,037
 Osaka Securities Finance Co., Ltd......      63,000         91,017
 Osaka Steel Co., Ltd...................      61,000        297,245
 Oyo Corp...............................      50,000        341,999
 #P.S.C. Corp...........................      40,300        132,562
 #Pacific Industrial Co., Ltd...........     136,000        288,618
 Parco Co., Ltd.........................     110,000        445,333
 Penta-Ocean Construction Co., Ltd......     103,000         39,513
 Petrolub International Co., Ltd........       7,200         19,981
 Piolax, Inc............................      18,000        111,807
 *#Pokka Corp...........................      83,000        153,785
 *#Press Kogyo Co., Ltd.................     113,000         57,185
 *#Prima Meat Packers, Ltd..............     217,000         85,018
 #Raito Kogyo Co., Ltd..................      91,300        173,635
 #Rengo Co., Ltd........................     235,000        546,668
 #Renown Look, Inc......................      87,000        296,829
 *#Renown, Inc..........................     438,000        218,079
 Rheon Automatic Machinery Co., Ltd.....      70,000        165,123
 *#Rhythm Watch Co., Ltd................     208,000        134,122
 Ricoh Elemex Corp......................      50,000        128,556
 Right On Co., Ltd......................      19,500        219,646
 Rikei Corp.............................      22,000         41,301
 #Riken Vinyl Industry Co., Ltd.........     104,000        259,756
 Riken Vitamin Co., Ltd.................       2,000         17,549
 Roland Corp............................      24,000        225,083
 *Royal Co., Ltd........................      15,000        110,435
 #Ryoden Trading Co., Ltd...............      85,000        207,444

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 #Ryosan Co., Ltd.......................      98,000   $    943,884
 #Ryoyo Electro Corp....................      45,000        351,508
 #S Foods, Inc..........................      29,000        133,739
 #S.T. Chemical Co., Ltd................      79,000        508,762
 *#SXL Corp.............................     132,000         96,968
 #Sagami Co., Ltd.......................     102,000        307,211
 Sakai Heavy Industries, Ltd............      67,000         70,000
 *Sakai Ovex Co., Ltd...................      88,000         32,323
 *Sakurada Co., Ltd.....................      36,000         23,213
 Sala Corp..............................      76,000        385,226
 San In Godo Bank, Ltd..................     347,000      1,753,197
 #San-Ai Oil Co., Ltd...................     110,000        270,253
 #Sankei Building Co., Ltd..............      52,000        139,640
 #Sanki Engineering Co., Ltd............     127,000        618,855
 Sanko Co., Ltd.........................      11,000         33,669
 *Sanko Metal Industrial Co., Ltd.,
   Tokyo................................      49,000         32,396
 *Sankyo Aluminum Industry Co., Ltd.....     371,000        263,453
 *#Sankyo Seiki Manufacturing Co.,
   Ltd..................................      97,000        159,140
 Sankyo Seiko Co., Ltd..................      87,000        237,179
 #Sanoh Industrial Co., Ltd.............      28,000         90,732
 Sanritsu Corp..........................       6,000         26,935
 #Sanshin Electronics Co., Ltd..........      57,000        206,105
 *Sansui Electric Co., Ltd..............     297,000         14,545
 Sanwa Shutter Corp.....................     359,000        952,332
 Sanyo Denki Co., Ltd...................      59,000        105,946
 Sanyo Engineering & Construction,
   Inc..................................      31,000         60,727
 Sanyo Shinpan Finance Co., Ltd.........      19,500        356,528
 #Sanyo Special Steel Co., Ltd..........     304,000        228,282
 #Sasebo Heavy Industries Co., Ltd.,
   Tokyo................................     245,000        143,982
 *Sata Construction Co., Ltd., Gumma....     106,000         42,395
 #Sato Shoji Corp.......................      49,000        101,188
 Satori Electric Co., Ltd...............      17,000         69,795
 Seika Corp.............................      75,000         75,909
 *Seikitokyu Kogyo Co., Ltd.............     153,000         73,681
 Seino Transportation Co., Ltd..........     247,000      1,493,915
 #Seiren Co., Ltd.......................      85,000        246,296
 #Sekisui Jushi Co., Ltd................      75,000        205,077
 #Sekisui Plastics Co., Ltd.............     162,000        241,978
 #Senko Co., Ltd........................     180,000        342,325
 Senshukai Co., Ltd.....................      88,000        397,927
 #Shibusawa Warehouse Co., Ltd..........     123,000        224,887
 #Shibuya Kogyo Co., Ltd................      61,000        418,234
 #Shiga Bank, Ltd.......................     246,000        915,610
 *Shikibo, Ltd..........................     117,000         35,334
 #Shikoku Coca-Cola Bottling Co., Ltd...      30,900        257,258
 #Shimizu Bank, Ltd.....................      10,300        428,764
 Shin Nippon Air Technologies Co.,
   Ltd..................................      44,620        139,124
 Shinagawa Fuel Co., Ltd................      90,000        305,595
 #Shinagawa Refractories Co., Ltd.......      92,000        106,632
 #Shindengen Electric Manufacturing Co.,
   Ltd..................................     104,000        183,357
 #Shinki Co., Ltd.......................      47,800        161,525
 *Shinko Plantech Co., Ltd..............      20,000         12,570
 #Shinko Shoji Co., Ltd.................      40,000        144,962
 *Shinmaywa Industries, Ltd.............     189,000        240,656
 Shizuki Electric Co., Inc..............      37,000         41,072
 #Sho-Bond Corp.........................      30,900        195,466
                                            SHARES        VALUE+
                                            ------        ------
 Shobunsha Publications, Inc............      15,400   $    169,316
 Shoei Foods Corp.......................      29,000         88,765
 *Shokusan Jutaku Sogo Co., Ltd.........     113,000            922
 Showa Aircraft Industry Co., Ltd.......      52,000         91,679
 *#Showa Electric Wire & Cable Co.,
   Ltd., Kawasaki.......................     304,000        163,768
 #Showa Highpolymer Co., Ltd............      75,000        154,267
 Showa Sangyo Co., Ltd..................     146,000        262,172
 #Sintokogio, Ltd., Nagoya..............     113,000        219,516
 *Snow Brand Milk Products Co., Ltd.....     353,500        507,823
 Snow Brand Seed Co., Ltd...............      48,000        117,537
 Snt Corp...............................      31,000         46,304
 Soda Nikka Co., Ltd....................      62,000         85,018
 *Sokkisha Co., Ltd.....................      37,000         32,314
 *Somar Corpor..........................      25,000         35,302
 Sonton Food Industry Co., Ltd..........      20,000        132,229
 #Sotoh Co., Ltd........................      19,000        110,109
 Space Co., Ltd.........................      17,000         58,972
 #Subaru Enterprise Co., Ltd............      41,000        110,770
 *#Suminoe Textile Co., Ltd.............     116,000        107,938
 #Sumitomo Densetsu Co., Ltd............      56,000        169,579
 Sumitomo Osaka Cement Co., Ltd.........     375,000        468,310
 Sumitomo Precision Products Co., Ltd.,
   Amagasaki City.......................      59,000        143,990
 Sumitomo Seika Chemicals Co., Ltd......      10,000         18,528
 *#Sumitomo Special Metals Co., Ltd.....      53,000        257,397
 #Sumitomo Warehouse Co., Ltd...........     193,000        420,610
 #Sun Wave Corp.........................      70,000         89,132
 #Sun-S, Inc............................      22,000        127,315
 #SunTelephone Co., Ltd.................      78,000        164,894
 *Suzutan Co., Ltd......................     112,000         32,910
 #TYK Corp..............................      73,000        128,107
 Tabai Espec Corp.......................      32,000        115,186
 Tachikawa Corp.........................      32,000        107,089
 Tachi-S Co., Ltd.......................      35,000        129,984
 #Tadano, Ltd...........................     222,000        338,848
 Taihei Dengyo Kaisha, Ltd..............      58,000        134,449
 #Taihei Kogyo Co., Ltd.................     124,000         74,897
 *Taiheiyo Kouhatsu, Inc................      55,000         17,957
 Taikisha, Ltd..........................      60,000        513,243
 *#Taisei Prefab Construction Co.,
   Ltd..................................     175,000        122,842
 #Taisei Rotec Corp.....................     220,000        280,129
 #Taiyo Toyo Sanso Co., Ltd.............     164,000        321,267
 Takada Kiko Co., Ltd...................      56,000        186,948
 Takagi Securities Co., Ltd.............      83,000         77,909
 Takano Co., Ltd........................      13,900         83,957
 *#Takaoka Electric Manufacturing Co.,
   Ltd., Tokyo..........................     117,000         66,849
 *#Taka-Q Co., Ltd......................      61,000         34,853
 #Takara Standard Co., Ltd..............     242,000        993,560
 #Takasago Electric Industry Co., Ltd...      14,200         93,882
 *Takashima & Co., Ltd..................      43,000         24,568
 Takigami Steel Construction Co., Ltd...      43,000        105,293
 #Takiron Co., Ltd......................     157,000        293,458
 #Tamura Corp...........................     104,000        189,299
 *#Tamura Electric Works, Ltd...........      70,000         91,989
 #Tasaki Shinju Co., Ltd................      65,000        162,878
 *#Tatsuta Electric Wire & Cable Co.,
   Ltd..................................     107,000         84,716
 *#Tayca Corp...........................     128,000        197,461
 *Teac Corp.............................      99,000        112,321

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Techno Ryowa, Ltd......................      29,000   $     72,432
 #Teikoku Hormone Manufacturing Co.,
   Ltd..................................      59,000        278,349
 #Teikoku Tsushin Kogyo Co., Ltd........      63,000        178,435
 #Tekken Corp...........................     230,000        172,713
 *#Ten Allied Co., Ltd..................      41,000        132,188
 Tenma Corp.............................      54,000        495,417
 Teraoka Seisakusho Co., Ltd............      22,000         85,475
 Tetra Co., Ltd., Tokyo.................      42,000         57,593
 Thermal Engineering Co., Ltd...........     109,000        411,035
 Tigers Polymer Corp....................      22,000         60,695
 *Titan Kogyo KK........................      65,000         43,505
 #Toa Corp..............................     278,000        242,795
 #Toa Doro Kogyo Co., Ltd...............      76,000        121,585
 *Toa Wool Spinning & Weaving Co.,
   Ltd..................................     134,000         29,531
 #Toagosei Co., Ltd.....................     419,693        506,995
 *#Tobu Store Co., Ltd..................     131,000        203,159
 #Tochigi Bank, Ltd.....................     114,000        616,920
 Tochigi Fuji Industrial Co., Ltd.......      91,000        174,550
 Toda Corp..............................     922,000      1,550,275
 #Toda Kogyo Corp.......................     122,000        403,297
 #Todentu Corp..........................      56,000         87,761
 #Toenec Corp...........................     152,000        470,212
 Tohcello Co., Ltd......................      27,000         40,770
 #Toho Bank, Ltd........................     176,000        604,791
 Toho Real Estate Co., Ltd..............       8,000         26,380
 #Toho Zinc Co., Ltd....................     137,000        134,188
 Tohoku Misawa Homes Co., Ltd...........      16,000         60,466
 Tohoku Pioneer Corp....................       9,200        114,892
 Tohoku Telecommunications Construction
   Co., Ltd.............................      34,000         44,680
 #Tohto Suisan Co., Ltd.................     100,000        140,391
 Tokai Carbon Co., Ltd..................     279,000        423,572
 *Tokai Kanko Co., Ltd..................     141,000         26,470
 *Tokai Lease Co., Ltd..................      32,000         25,597
 *Tokai Senko KK, Nagoya................     118,000         72,236
 Tokai Tokyo Securities Co., Ltd........     436,000        483,990
 Toko Electric Corp.....................      45,000         64,645
 *Toko, Inc.............................     129,000        250,598
 #Tokushu Paper Manufacturing Co.,
   Ltd..................................      80,000        249,439
 Tokyo Biso Kogyo Corp..................      19,000         83,590
 Tokyo Denki Komusho Co., Ltd...........      82,000        235,596
 *Tokyo Dome Corp.......................     226,000        463,013
 *#Tokyo Rope Manufacturing Co., Ltd....     195,000         73,215
 Tokyo Sangyo Co., Ltd..................      18,000         41,432
 Tokyo Soir Co., Ltd....................      28,000         53,936
 #Tokyo Steel Manufacturing Co., Ltd....     245,100        782,223
 #Tokyo Tatemono Co., Ltd...............     360,000        546,545
 Tokyo Tungsten Corp....................      37,000        356,364
 #Tokyotokeiba Co., Ltd.................     319,000        286,414
 #Tokyu Store Chain Corp................     110,000        329,511
 #Toli Corp.............................     100,000        113,455
 #Tomoe Corp............................      64,000         84,626
 #Tomoku Co., Ltd.......................     164,000        248,982
 #Tonami Transportation Co., Ltd........     154,000        324,303
 #Topcon Corp...........................     115,000        247,806
 #Topre Corp............................      92,000        322,148
 #Torishima Pump Manufacturing Co.,
   Ltd., Osaka..........................      74,000        262,139
                                            SHARES        VALUE+
                                            ------        ------
 *#Toshiba Engineering & Construction
   Co., Ltd.............................     107,000   $    165,065
 *Toshiba TEC Corp......................     434,000      1,002,506
 Toshiba Tungaloy Co., Ltd..............     100,000        209,770
 #Tosho Printing Co., Ltd...............     102,000        198,980
 *Totenko Co., Ltd......................      37,000         68,555
 #Totetsu Kogyo Co., Ltd................      95,000        150,430
 *Totoku Electric Co., Ltd., Tokyo......      57,000         42,803
 *#Towa Real Estate Development Co.,
   Ltd..................................     181,000         50,231
 Toyo Bussan Co., Ltd...................      22,000        106,664
 *#Toyo Communication Equipment Co.,
   Ltd..................................      77,000        203,004
 *#Toyo Construction Co., Ltd...........     326,000        106,436
 *Toyo Electric Co., Ltd................      41,000         35,139
 #Toyo Ink Manufacturing Co., Ltd.......     419,000      1,149,116
 *Toyo Kanetsu KK.......................     206,000        119,381
 #Toyo Kohan Co., Ltd...................     159,000        376,362
 #Toyo Securities Co., Ltd..............     197,000        242,803
 Toyo Tire & Rubber Co., Ltd............     198,000        349,084
 #Toyo Wharf & Warehouse Co., Ltd.......     122,000        149,369
 #Toyoda Machine Works, Ltd.............     185,000        724,809
 #Trans Cosmos, Inc.....................      23,600        311,096
 Tsubakimoto Machinery & Engineering
   Co., Ltd.............................      15,000         16,529
 *Tsudakoma Corp........................     118,000        151,214
 *Tsugami Corp..........................     222,000        219,255
 *Tsukamoto Co., Ltd....................      49,000         29,996
 Tsukishima Kikai Co., Ltd..............      22,000        102,175
 #Tsurumi Manufacturing Co., Ltd........      40,000        165,204
 #Tsutsunaka Plastic Industry Co.,
   Ltd..................................      70,000        167,979
 *Tsuzuki Denki Co., Ltd................      39,000         57,936
 Tsuzuki Densan Co., Ltd................       9,000         22,626
 #U-Shin, Ltd...........................      38,000        105,767
 Ube Material Industries, Ltd...........     127,000        120,246
 Uchida Yoko Co., Ltd...................     101,000        199,502
 #Ueki Corp.............................      85,000        120,720
 *Victor Co. of Japan, Ltd..............     261,000      1,810,798
 #Wakachiku Construction Co., Ltd.......     204,000        109,897
 Wakodo Co., Ltd........................         200          4,865
 Warabeya Nichiyo Co., Ltd..............       9,300         51,694
 #Yahagi Construction Co., Ltd..........     103,000        309,382
 Yamaichi Electronics Co., Ltd..........      13,000        146,431
 #Yamamura Glass Co., Ltd...............     227,000        290,895
 #Yamanashi Chuo Bank, Ltd..............     264,000        907,187
 Yamatake-Honeywell Co., Ltd............      41,000        225,891
 *Yamatane Corp.........................     132,000         57,103
 Yamato Corp............................      42,000        137,469
 Yamato International, Inc..............      72,000         89,328
 #Yamato Kogyo Co., Ltd.................     140,000        567,930
 Yamaura Corp...........................      12,000         29,090
 Yasuda Warehouse Co., Ltd..............      21,000         64,963
 #Yellow Hat, Ltd., Tokyo...............      51,000        362,160
 #Yodogawa Steel Works, Ltd.............     478,000      1,150,961
 #Yokogawa Bridge Corp..................      75,000        276,701
 #Yokohama Reito Co., Ltd...............      61,000        246,460
 #Yondenko Corp.........................     100,650        364,760
 Yonex Co., Ltd.........................      37,000        121,707
 Yorozu Corp............................      33,000        101,008
 *Yuasa Corp............................     181,000        196,490
 Yuasa Funashoku Co., Ltd...............      77,000         94,274

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *#Yuken Kogyo Co., Ltd.................      55,000   $     31,874
 *Yuraku Real Estate Co., Ltd...........      90,000        119,740
 #Yurtec Corp...........................     126,000        364,070
 Yushiro Chemical Industry Co., Ltd.....      22,000        109,538
 #Zenchiku Co., Ltd.....................     122,000        130,449
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $247,407,810)...................                159,923,483
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $42,722).......................                     42,477
                                                       ------------
TOTAL -- JAPAN
  (Cost $247,450,532)...................                159,965,960
                                                       ------------
UNITED KINGDOM -- (15.5%)
COMMON STOCKS -- (15.4%)
 600 Group P.L.C........................     155,890        112,793
 AGA Food Service Group P.L.C...........     321,000      1,028,926
 AIM Group P.L.C........................      32,556         48,125
 *API Group P.L.C.......................      31,000         36,901
 *ASW Holdings P.L.C....................   1,067,640         41,531
 Abbeycrest P.L.C.......................      70,000         60,451
 Aberdeen Asset Management P.L.C........     251,000        236,288
 Acatos & Hutcheson P.L.C...............     100,404        133,576
 *Adam & Harvey Group P.L.C.............       8,000            249
 *Airflow Streamlines P.L.C.............      19,305         14,569
 Airsprung Furniture Group P.L.C........      80,900        103,852
 Airtours P.L.C.........................     592,000        271,741
 *Alexanders Holdings P.L.C.............      71,000          7,457
 Alexandra Workwear P.L.C...............      46,000         45,451
 Allders P.L.C..........................     256,842        625,449
 Allen P.L.C............................      56,000        228,733
 Alphameric P.L.C.......................     375,000        282,999
 Alumasc Group P.L.C....................     150,000        280,081
 Amberley Group P.L.C...................      71,000         24,029
 Amey P.L.C.............................     361,000        171,324
 Amstrad P.L.C..........................      74,125         31,142
 *Anglesey Mining P.L.C.................     100,000            778
 Anglo Eastern Plantations P.L.C........      57,195         68,082
 *Anite Group P.L.C.....................     656,160        216,960
 *Applied Optical Technologies P.L.C....     100,000         41,234
 *Arc International PLC.................     500,000        198,391
 *Arena Leisure P.L.C...................     515,000        256,430
 Armitage Brothers P.L.C................      10,000         23,340
 *Armour Trust P.L.C....................     225,000         63,018
 Arriva P.L.C...........................     112,920        500,758
 Ashtead Group P.L.C....................     465,000        224,299
 Ashtenne Holdings P.L.C................      90,000        343,100
 Aston Villa P.L.C......................      10,000         18,672
 *Atkins Ws P.L.C.......................      25,000         35,010
 Austin Reed Group P.L.C................     138,001        250,161
 Avesco P.L.C...........................      26,071         42,189
 Avon Rubber P.L.C......................      48,840        116,653
 BSS Group P.L.C........................      83,203        482,255
 *BTG P.L.C.............................      90,000        148,443
 Babcock International Group P.L.C......     458,333        802,316
 Baggeridge Brick P.L.C.................      96,100        121,869
 Baird (William) P.L.C..................     236,500         45,079
 Barr (A.G.) P.L.C......................       7,500         49,014
 Beale P.L.C............................      10,000         15,404
 Beattie (James) P.L.C..................     205,000        395,537
 Belhaven Brewery Group P.L.C...........      12,000         64,792
                                            SHARES        VALUE+
                                            ------        ------
 Bellway P.L.C..........................     150,000   $  1,061,975
 Bemrose Corp. P.L.C....................      14,065          8,864
 Benchmark Group P.L.C..................     135,600        416,715
 Bett Brothers P.L.C....................      71,892        454,170
 *Bizspace P.L.C........................      34,782         11,095
 Black Arrow Group P.L.C................      35,000         29,136
 Blacks Leisure Group P.L.C.............       5,018         16,670
 *Blagden Industries P.L.C..............     181,983              0
 Body Shop International P.L.C..........     180,000        224,065
 Bodycote International P.L.C...........     367,000        633,871
 *Boosey & Hawkes P.L.C.................      18,000         34,170
 Boot (Henry) & Sons P.L.C..............      50,000        215,118
 Brammer (H.) P.L.C.....................     123,082        150,341
 Brewin Dolphin Holdings P.L.C..........     272,000        184,107
 Bristol Water Holdings P.L.C...........       4,000         68,931
 *British Biotech P.L.C.................   1,640,896        108,513
 British Polythene Industries P.L.C.....      33,960        144,787
 British Vita P.L.C.....................     216,100        850,721
 *Brown & Jackson P.L.C.................     458,200        541,852
 *Brunel Holding P.L.C..................       8,648          6,055
 *Bullough P.L.C........................     235,000         25,596
 *Burn Stewart Distillers P.L.C.........     200,395        188,649
 Burndene Investments P.L.C.............     229,402        257,005
 Burtonwood Brewery P.L.C...............      37,080        146,261
 *CLS Holdings P.L.C....................     334,181      1,097,175
 CMG P.L.C..............................     308,977        396,636
 Caffyns P.L.C..........................       2,500         16,922
 *Cairn Energy P.L.C....................     125,290        588,756
 *Cape P.L.C............................     237,482         44,343
 Capital & Regional Properties P.L.C....     189,572        880,502
 *Carbo PLC.............................      34,200         11,441
 *Carclo Engineering Group P.L.C........     144,314         69,612
 Carr's Milling Industries P.L.C........      11,000         42,533
 Castings P.L.C.........................      40,000         98,962
 *Cenes Pharmaceuticals P.L.C...........     250,000         12,643
 Chapelthorpe P.L.C.....................     474,630         49,851
 Chorion P.L.C..........................      87,600          6,815
 Churchill China P.L.C..................      30,000         61,151
 Clarkson (Horace) P.L.C................      75,061        194,465
 Clinton Cards P.L.C....................      97,415        282,694
 Coats Viyella P.L.C....................   1,012,730        685,480
 Colefax & Fowler Group P.L.C...........      96,000        111,286
 Communisis P.L.C.......................     167,000        314,423
 *Cookson Group P.L.C...................   1,839,059        708,244
 Coral Products P.L.C...................      50,000         32,676
 *Cordiant Communications Group
   P.L.C................................     586,000        364,728
 *Corporate Services Group P.L.C........     214,000         23,309
 Cosalt P.L.C...........................      20,000         96,628
 Countryside Property P.L.C.............     144,855        358,379
 Courts P.L.C...........................     141,633        457,293
 *Cox Insurance Holdings P.L.C..........     381,500        356,170
 *Cradley Group Holdings P.L.C..........      38,466          4,190
 *Creighton Naturally P.L.C.............     250,000          6,808
 Crest Nicholson P.L.C..................     545,000      1,662,128
 Cropper (James) P.L.C..................      14,000         37,578
 *Crown Sports P.L.C....................     250,000         27,230
 DRS Data Research Services P.L.C.......      51,000         26,188
 DTZ Holdings P.L.C.....................      42,423         57,099
 Daejan Holdings P.L.C..................      36,500        795,120
 *Dana Petroleum P.L.C., UK.............   1,300,757        217,579

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CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *Dawson International P.L.C............     303,194   $    117,943
 DeVere Group P.L.C.....................     141,542        594,649
 Delta P.L.C............................     437,005        537,187
 Derwent Valley Holdings P.L.C..........      94,000        849,798
 Development Securities P.L.C...........      70,000        370,330
 Diagonal P.L.C.........................     104,000         84,958
 *Dimension Data Holdings P.L.C.........   1,376,000        545,972
 Diploma P.L.C..........................     143,039        742,270
 *Direct Message P.L.C..................      34,000            323
 Dowding & Mills P.L.C..................     141,000         43,331
 East Surrey Holdings P.L.C.............      45,000        188,005
 *Easynet Group P.L.C...................      71,000        103,296
 *Ecsoft Group..........................      30,000        105,031
 Eldridge Pope & Co. P.L.C..............      35,000         92,855
 Eleco Holdings P.L.C...................      68,900         30,555
 Electronic Data Processing P.L.C.......      55,900         34,792
 *Elementis P.L.C.......................     853,698        411,792
 *Emess P.L.C...........................     200,000         20,228
 Ennstone P.L.C.........................     433,843        248,086
 Estates & General P.L.C................      75,000        151,127
 Eurocopy P.L.C.........................     156,700        106,065
 Eurodis Electron P.L.C.................      89,000         53,317
 European Motor Holdings P.L.C..........     271,675        577,024
 *Evans of Leeds Contingent Units
   P.L.C................................     238,000              0
 *Eyretel P.L.C.........................     100,000         18,672
 *FII Group P.L.C.......................     104,900         16,323
 FKI P.L.C..............................     127,000        189,214
 Fenner P.L.C...........................     175,000        239,625
 *Ferguson International Holdings
   P.L.C................................      88,836         48,380
 Ferraris Group P.L.C...................      43,000         74,603
 *Fibernet Group P.L.C..................     221,000         84,250
 Filtronic P.L.C........................     148,618        277,501
 First Technology P.L.C.................     150,000        487,809
 Firth Rixson P.L.C.....................   1,018,563        162,451
 Fisher (Albert) Group P.L.C............     255,000        668,578
 Fortress Holdings P.L.C................     200,000         84,024
 Freeport Leisure P.L.C.................      86,680        431,599
 *Friendly Hotels P.L.C.................      37,061         20,760
 Fuller, Smith & Turner P.L.C.
   Series A.............................      87,000        582,103
 Fulmar P.L.C...........................     107,500        101,199
 *Future Network P.L.C..................     669,770        620,090
 Galliford P.L.C........................     646,740        233,972
 *Gaming International P.L.C............      10,000          4,668
 *Gardner Group P.L.C...................      34,000          4,100
 *Garton Engineering P.L.C..............       6,000          3,501
 Gaskell P.L.C..........................      40,000         10,270
 *Gearhouse Group P.L.C.................      28,000         12,635
 *Georgica P.L.C........................     124,719        133,904
 Gleeson (M.J.) Group P.L.C.............      38,829        512,045
 *Glenchewton P.L.C.....................      42,529          2,151
 Goodwin P.L.C..........................       5,000          6,341
 Gowrings P.L.C.........................      15,000         15,288
 Greene King P.L.C......................     135,026      1,478,064
 *Greenwich Resources P.L.C.............     312,000          9,709
 *Gyrus Group P.L.C.....................      41,000        133,015
 Haden Maclellan Holdings P.L.C.........     255,000        126,970
 Halstead (James) Group P.L.C...........      79,267        328,701
 Hampson Industries P.L.C...............     350,000         69,437
                                            SHARES        VALUE+
                                            ------        ------
 *Hampton Trust P.L.C...................     200,491   $     12,479
 Hanover International P.L.C............      35,635         61,270
 Hardys & Hansons P.L.C.................      96,200        479,002
 *Hartstone Group P.L.C.................   1,022,431         27,841
 *Harvey Nash Group P.L.C...............      38,000         28,677
 *Hawtin P.L.C..........................     150,000         21,006
 Haynes Publishing Group P.L.C..........      23,932         46,176
 Headway P.L.C..........................      25,000         30,537
 Helical Bar P.L.C......................      42,500        481,098
 Henlys Group P.L.C.....................     103,919        160,890
 Heywood Williams Group P.L.C...........     190,000        413,898
 Highbury House Communications P.L.C....     648,009        153,767
 Hill & Smith Holdings P.L.C............      74,890         93,806
 Hitachi Credit (UK) P.L.C..............      86,500        172,954
 Holmes Place P.L.C.....................     230,000        316,725
 *Horace Small Apparel P.L.C............      80,000          5,290
 House of Fraser P.L.C..................     438,000        521,372
 Hunting P.L.C..........................     135,211        205,130
 *IAF Group P.L.C.......................      66,500          4,398
 *IQE P.L.C.............................     200,500         33,538
 Incepta Group P.L.C....................     958,925        276,038
 Inchcape P.L.C.........................      84,666        967,637
 *Intec Telecom Systems P.L.C...........     219,000         71,561
 Intelek P.L.C..........................      31,250          6,078
 *Interx P.L.C..........................      50,000          7,586
 *Inveresk P.L.C........................     124,500         22,762
 *Irevolution Group P.L.C...............      13,500            263
 J.& J. Dyson P.L.C.....................     150,000        358,271
 JKX Oil and Gas P.L.C..................     757,000        150,182
 Jarvis Hotels P.L.C....................     400,000        718,876
 *Jarvis Porter Group P.L.C.............      51,000          9,324
 Johnson Group Cleaners P.L.C...........      37,000        156,885
 Johnston Group P.L.C...................      21,000        106,198
 Joseph (Leopold) Holdings P.L.C........       9,000         78,073
 *Kalamazoo Computer Group P.L.C........      12,200          1,092
 *Kewill Systems P.L.C..................      60,000         21,006
 *Kingston Communications P.L.C.........     322,362        260,831
 *Knowledge Support Systems Group
   P.L.C................................     136,000         40,207
 Laing (John) P.L.C.....................     226,209        459,338
 Laird Group P.L.C......................     216,800        514,447
 Lambert Howarth Group P.L.C............      34,073         90,130
 *Lamont Holdings P.L.C.................     100,000          1,945
 *Laura Ashley Holdings P.L.C...........     300,000         51,348
 Lavendon Group P.L.C...................      63,261        128,949
 *Leeds Group P.L.C.....................     241,639         71,439
 *Leicester City P.L.C..................     100,000         12,059
 Linton Park P.L.C......................      30,500        181,053
 Litho Supplies P.L.C...................      70,000         31,587
 London Bridge Software Holdings
   P.L.C................................     348,000        173,277
 *London Clubs International P.L.C......     291,000        105,276
 *London Forfeiting Co. P.L.C...........      66,200         21,632
 London Industrial P.L.C................      30,822        501,174
 London Merchant Securities P.L.C.......     498,222        945,790
 Lookers P.L.C..........................     168,983        400,982
 Low & Bonar P.L.C......................     190,000        143,386
 Luminar P.L.C..........................      56,000        396,471
 MS International P.L.C.................      49,000         30,117
 MacDonald Hotels P.L.C.................      18,000         60,638

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 MacFarlane Group Clansman P.L.C........      88,000   $     47,240
 Macro 4 P.L.C..........................      29,830         28,082
 Mallett P.L.C..........................      25,000         84,413
 Manganese Bronze Holdings P.L.C........      10,000          9,180
 Marlborough Stirling P.L.C.............     322,000        207,929
 *Martin International Holdings P.L.C...     226,800         35,290
 *Marylebone Warwick Balfour Group
   P.L.C................................     185,176        141,907
 Mayborn Group P.L.C....................      50,000         58,739
 Mayflower Corp. P.L.C..................     511,000        178,902
 McAlpine (Alfred) P.L.C................     151,000        575,645
 McKay Securities P.L.C.................      94,000        232,561
 McLeod Russell Holdings P.L.C..........      31,000         23,153
 *Medical Solutions P.L.C...............      61,000         21,356
 *Medisys P.L.C.........................     700,000         87,136
 Mentmore Abbey P.L.C...................     350,380        408,896
 *Merant P.L.C..........................     137,341        159,209
 Merivale Moore P.L.C...................      14,000         38,885
 Merrydown P.L.C........................      94,172         60,811
 Mersey Docks & Harbour Co. P.L.C.......      66,790        563,797
 Metalrax Group P.L.C...................     200,000        218,619
 Mice Group P.L.C.......................     245,000        198,235
 *Microgen Holdings P.L.C...............     189,050        100,016
 *Mid-States P.L.C......................      50,000         16,144
 Minerva P.L.C..........................     215,466        583,364
 Molins P.L.C...........................      57,750        312,262
 *Morgan Crucible Company P.L.C.........     331,769        317,485
 *Moss Brothers Group P.L.C.............     158,000         95,881
 Mothercare P.L.C.......................     118,326        190,560
 Mowlem (John) & Co. P.L.C..............     290,629        628,587
 Mucklow (A & J) Group P.L.C............     160,000        593,773
 *NHP P.L.C.............................     192,665        293,793
 *NSB Retail P.L.C......................     407,000         47,497
 *NXT P.L.C.............................      40,000         36,411
 Nichols (J.N.) (Vimto) P.L.C...........      48,000         83,278
 Northamber P.L.C.......................      23,000         23,799
 Ockham Holdings P.L.C..................      92,305         60,323
 Owen (H.R.) P.L.C......................      70,000        156,301
 *Oxford Glycosciences P.L.C............      79,000        202,826
 Oxford Instruments P.L.C...............     143,399        354,777
 *Oxford Molecular Group P.L.C..........      48,000          7,095
 *PPL Therapeutics P.L.C................      58,764          6,629
 Pace Micro Technology P.L.C............     323,676         89,397
 Paladin Resources P.L.C................     204,394        217,857
 Panther Securities P.L.C...............      40,000         99,585
 Parity Group P.L.C.....................     224,000         63,610
 *Partridge Fine Arts P.L.C.............      33,000         30,809
 Paterson Zochonis P.L.C................      40,000        580,391
 Pendragon P.L.C........................      95,000        451,592
 *Pharmagene P.L.C......................     136,000         61,369
 Photo-Me International P.L.C...........     414,000        135,279
 *Pilkingtons Tiles Group P.L.C.........     170,000         11,903
 Pillar Property P.L.C..................     179,825      1,099,650
 Pittards P.L.C.........................      39,000         30,646
 *Plantation & General Investment
   P.L.C................................      64,601         14,073
 *Plasmon P.L.C.........................      59,000         83,542
 Portmeirion Potteries (Holdings)
   P.L.C................................      16,044         45,560
 Porvair P.L.C..........................      98,000        199,760
 Precoat International P.L.C............      13,000         17,396
                                            SHARES        VALUE+
                                            ------        ------
 *Premier Consolidated Oilfields
   P.L.C................................   2,628,330   $  1,093,995
 *Pressac Holdings P.L.C................     250,000         77,800
 Primary Health Properties P.L.C........      12,000         30,622
 *Probus Estates P.L.C..................     416,666          9,725
 *Property Partnerships P.L.C...........      10,000          8,091
 *Psion P.L.C...........................     199,785        186,520
 *QSP Group P.L.C.......................      68,750          7,488
 *Queens Moat Houses P.L.C..............     559,000        139,169
 Quintain Estates & Development
   P.L.C................................     223,696        798,827
 RAC P.L.C..............................     121,933        838,601
 RJB Mining P.L.C.......................     500,000        361,772
 Radamec Group P.L.C....................      20,000          8,869
 Ransom (William) & Son P.L.C...........     115,000         56,366
 Reed Executive P.L.C...................      15,000         28,825
 Reg Vardy P.L.C........................     101,000        563,407
 Renold P.L.C...........................     338,000        307,669
 Roseby's P.L.C.........................     100,000        342,322
 Rowe Evans Investments P.L.C...........      95,900        140,268
 *Royal Doulton P.L.C...................     588,000         43,459
 Rugby Estates P.L.C....................      32,000        103,817
 Rutland Trust P.L.C....................     182,210         83,638
 S & U P.L.C............................       7,000         47,108
 SFI Group P.L.C........................      79,000         38,107
 Safeland P.L.C.........................     100,000         62,240
 *Safestore P.L.C.......................      35,897         13,964
 Sanctuary Group P.L.C..................     245,000        161,066
 Sanderson Bramall Motor Group P.L.C....     170,720        875,289
 Savills P.L.C..........................      56,000        118,941
 Scapa Group P.L.C......................     502,600        207,243
 Selfridges P.L.C.......................     155,000        674,102
 Senior Engineering Group P.L.C.........     425,000        133,914
 Shaftesbury P.L.C......................     315,954      1,211,860
 *Sherwood International, Ltd...........     100,000        142,375
 *ShopRite Group P.L.C..................     146,000         19,878
 Silentnight Holdings P.L.C.............      30,000         61,851
 Simon Engineering P.L.C................     175,847        105,343
 Sinclair (William) Holdings P.L.C......      40,000         32,054
 Sirdar P.L.C...........................     219,721        213,680
 Skillsgroup P.L.C......................      40,000          4,201
 Smart (J.) & Co. (Contractors) P.L.C...       8,000         50,103
 Smith (David S.) Holdings P.L.C........     415,000        958,929
 Smith (James) Estates P.L.C............      95,000        362,900
 *Soco International P.L.C..............      85,400        468,413
 Somerfield P.L.C.......................   1,340,301      1,522,429
 Spirent P.L.C..........................   1,623,180        395,269
 Spring Group P.L.C.....................     200,000        168,049
 St. Ives P.L.C.........................       4,688         27,464
 St. Modwen Properties P.L.C............     214,000        504,473
 Staffware P.L.C........................      10,000         41,623
 Stagecoach Holdings P.L.C..............   2,637,271        738,651
 Stanley (Charles) Group P.L.C..........     150,000        242,737
 Stanley Leisure Organisation P.L.C.....     152,932        964,942
 Stirling Group P.L.C...................     214,889         61,858
 *Stylo P.L.C...........................      16,588          8,130
 Swallowfield P.L.C.....................      25,000         33,065
 Swan Hill Group P.L.C..................      69,710         74,844
 Syltone P.L.C..........................      29,000         43,319
 TT Group P.L.C.........................     221,513        434,292
 *Tandem Group P.L.C....................     472,000              0

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Taylor Woodrow P.L.C...................     192,494   $    536,145
 Tbi P.L.C..............................     221,000        202,028
 Telemetrix P.L.C.......................      93,000         78,866
 Terence Chapman Group P.L.C............      62,500         11,670
 Tex Holdings P.L.C.....................      11,000         15,319
 The Big Food Group P.L.C...............     374,321        358,205
 The Cardiff Property P.L.C.............       4,000         32,054
 The Innovation Group P.L.C.............     278,000         65,967
 The Malcolm Group P.L.C................      79,946         87,700
 Thorpe (F.W.) P.L.C....................      15,000         25,441
 *Thus Group P.L.C......................   1,586,945        271,623
 Tinsley (Eliza) Group P.L.C............      27,781         12,968
 Tops Estates P.L.C.....................      82,557        253,707
 *Tottenham Hotspur P.L.C...............      70,000         27,775
 Town Centre Securities (New) P.L.C.....     227,419        484,796
 *Trafficmaster P.L.C...................     300,000         79,356
 Transport Development Group P.L.C......     285,056        658,671
 UCM Group P.L.C........................      46,000         66,924
 *UK Land...............................      16,000         77,800
 Umeco P.L.C............................       6,000         27,168
 Uniq P.L.C.............................     196,800        546,607
 Unite Group P.L.C......................     153,540        400,173
 *Urbium P.L.C..........................      87,600          6,815
 *Vanguard Medica Group P.L.C...........      13,000         21,543
 *Vega Group P.L.C......................      14,000         12,744
 Vibroplant P.L.C.......................     185,000        283,544
 Vislink P.L.C..........................     195,374         57,761
 Volex Group P.L.C......................     130,000        197,224
 Vtr P.L.C..............................      13,000         22,959
 WSP Group P.L.C........................      76,000         72,728
 Wagon Industrial Holdings P.L.C........     168,000        325,455
 *Walker Greenbank P.L.C................     144,910         33,258
 Warner Estate Holdings P.L.C...........     108,891        537,957
 Waste Recycling Group P.L.C............     167,875        483,247
 *Waterdorm P.L.C.......................      70,000              0
 Waterman Partnership Holdings P.L.C....      30,263         30,137
 Wembley P.L.C..........................      53,000        604,906
 *Wescol Group P.L.C....................      31,000            724
 Westbury P.L.C.........................     202,482        940,465
 Whatman P.L.C..........................     250,000        307,312
 Wilshaw P.L.C..........................      28,000          9,367
 Wilson (Connolly) Holdings P.L.C.......     565,400      1,262,466
 Wimpey (George) P.L.C..................      20,000         74,688
 Wintrust P.L.C.........................      24,000        140,041
 Wolverhampton & Dudley Breweries
   P.L.C................................     162,659      1,408,494
 Woolworths Group P.L.C.................     853,000        564,092
 Wyevale Garden Centres P.L.C...........      60,344        371,358
 Wyndeham Press Group P.L.C.............      34,000         69,040
 *XAAR P.L.C............................     150,000         70,020
 XANSA P.L.C............................     578,956        581,055
 YJL P.L.C..............................      14,000          7,951
 Yates Brothers Wine Lodges P.L.C.......      82,771        109,473
 *Yorkshire Group P.L.C.................     117,096         25,508
 Young & Co's Brewery P.L.C. Class A....       5,000         56,405
 *Zetters Group P.L.C...................      21,000         46,890
 Zotefoams P.L.C........................     139,800        184,900
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $96,791,169)....................                 88,750,454
                                                       ------------
                                            SHARES        VALUE+
                                            ------        ------
INVESTMENT IN CURRENCY -- (0.1%)
 *British Pound Sterling
   (Cost $307,487)......................               $    309,881
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Letter of Entitlements - Audemars
   Piguet
   (Cost $0)............................      81,758              0
                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $97,098,656)....................                 89,060,335
                                                       ------------
FRANCE -- (7.0%)
COMMON STOCKS -- (7.0%)
 Actielec Technologies..................       3,713         10,896
 Alain Manoukian SA.....................       9,565        346,344
 *Ares (Groupe) SA......................      23,800        108,907
 *Aubay SA..............................      24,800         47,367
 Bail-Investissement (Societe
   Immobiliere pour le Commerce &
   l'Industrie).........................       9,333      1,327,636
 Bains de Mer et du Cercle des Etrangers
   a Monaco.............................       6,329        960,122
 Bongrain SA............................      32,883      1,395,776
 *#Bull SA..............................     369,100        220,301
 Burelle SA.............................      10,986        696,146
 *CGBI..................................       7,000          4,874
 *CS Communication et Systemes..........      13,500         96,691
 Carbone Lorraine.......................      32,158        852,846
 Cereol.................................      18,900        602,011
 Change de la Bourse SA.................       2,000         45,759
 *Christian Dalloz SA...................       2,557        212,392
 Cie Financiere Pour La Location
   D'Immeubles Industriels & Commerciaux
   Sa...................................      48,652      1,507,580
 Cie Francaise des Ferrailles...........       9,710        427,419
 *#Club Mediterranee SA.................      69,900      1,710,543
 Comptoir des Entrepreneurs SA..........      15,073        508,301
 Conflandey SA..........................       1,939         54,490
 *Consortium International de Diffusion
   et de Representation Sante...........       1,300         14,859
 Continentale d'Entreprises SA..........      31,078      1,100,588
 Crometal SA............................       3,920        117,414
 *Cryo..................................      30,500          4,551
 De la Rue Imperiale de Lyon............      20,000      2,506,814
 *Delachaux SA..........................       6,200        314,546
 *Desquenne et Giral SA.................       4,761         62,943
 Deveaux SA.............................       3,313        242,231
 Didot-Bottin...........................       1,204         94,319
 Esso SA................................       1,400        111,344
 *Etam Developpement SA.................      34,200        510,316
 *Euler-Hermes SA.......................         172          3,610
 *#Euro Disney SCA......................   3,505,837      1,813,496
 Explosifs et de Produits Chimiques.....         312         66,450
 Faurecia SA............................      14,175        589,415
 Fimalac SA.............................      74,193      1,979,444
 Fonciere Lyonnaise SA..................      15,872        464,195
 *Fonderies Franco Belge................         913         78,198
 France-Africaine de Recherches
   Petrolieres (Francarep)..............       2,004        119,611
 GFI Industries SA......................      26,300        454,441
 *#GFI Informatique SA..................     124,300        710,985
 *Gantois Series A......................         465         30,067

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Gascogne SA............................      10,334   $    754,033
 *Generale de Geophysique SA............      42,159        868,544
 *Geodis SA.............................       4,900        126,246
 Gevelot................................       2,400         88,335
 Groupe Bourbon SA......................       1,636        113,921
 *Groupe Flo SA.........................      10,200        116,585
 Groupe Guillin SA......................         480         21,081
 *Hbs Technologie SA....................         405          8,054
 IMS International Metal Service SA.....      48,200        229,670
 *Immobiliere et Hoteliere SA...........      27,700         26,728
 Legris Industries SA...................      24,708        505,830
 Maire (Henri)..........................       1,252          9,939
 Matussiere et Forest SA................       7,020         52,654
 *Metaleurop SA.........................      62,320        120,888
 *Montupet SA...........................      26,673        379,428
 *NAF NAF SA............................      36,191        618,868
 Nord-Est SA............................          15            275
 PSB Industries SA......................       1,838        146,179
 *#Penauille Polyservices SA............      60,500        482,069
 *Pier Import Europe SA.................      18,642         62,680
 #Pinguely-Haulotte SA..................     123,300        640,258
 Plastic Omnium.........................       8,895        619,392
 Plastics du Val de Loire SA............       7,300        132,165
 *Prosodie SA...........................      22,600        382,190
 #Provimi SA............................      93,200      1,244,200
 *Radiall SA............................       5,850        231,030
 Robertet SA............................       1,300        100,869
 Rougier SA.............................       2,715        136,390
 SA Fromageries Bel la Vache Qui Rit....       3,875        404,746
 SDR de Bretagne SA.....................       4,664         71,218
 SILIC (Societe Immobiliere de Location
   pour l'Industrie et le Commerce).....       3,483        584,508
 *Sabate SA.............................      33,300        159,004
 Sabeton................................      18,460        190,061
 *Samf..................................         600         13,161
 Sechilienne-Sidec......................       1,000         86,047
 Securidev SA...........................      16,908        151,208
 Selectibanque SA.......................      46,567        797,688
 Setforge...............................         600         19,398
 Signaux Girod SA.......................       5,407        200,626
 Skis Rossignol SA......................       7,216         64,820
 Smoby SA...............................       1,600         41,064
 Societe Financiere Immobail SA.........       9,997        386,848
 *Societe Francais des Papiers Peints...         140          2,646
 Societe Industrielle D'Aviations
   Latecoere SA.........................       2,900        199,053
 Sucriere de Pithiviers-le-Vieil........       1,270        483,865
 *Teamlog SA............................      17,900         53,419
 Tivoly SA..............................       1,904         22,747
 Transiciel SA..........................      68,300        677,388
 *Trouvay et Cauvin SA..................       9,481            849
 *#Ubi Soft Entertainment SA............      62,000      1,079,940
 VM Materiaux SA........................       1,636         66,725
 Vallourec (Usines a Tubes de Lorraine
   Escaut et Vallourec Reunies).........      43,572      2,485,779
 *Valtech, La Defense...................     251,100        282,258
 Vilmorin et Cie SA.....................       9,203        759,852
                                            SHARES        VALUE+
                                            ------        ------
 Vranken Monopole.......................      11,963   $    316,551
 *Walter SA.............................       1,100          4,705
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $40,630,117)....................                 40,350,913
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Geodis (Ex-Calbersn) Rights 12/04/02..       4,900          1,998
 *Prosodie SA Warrants 10/28/06.........      19,600         19,302
                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                     21,300
                                                       ------------
TOTAL -- FRANCE
  (Cost $40,630,117)....................                 40,372,213
                                                       ------------
ITALY -- (4.7%)
COMMON STOCKS -- (4.7%)
 *#Alitalia Linee Aeree Italiane SpA
   Series A.............................     900,000        260,530
 Banca Popolare Dell'etruria e Del Lazio
   Scrl.................................      43,573        491,966
 Banca Popolare di Spoleto SpA..........         500          2,810
 Banco Piccolo Valellinese Scarl SpA....      93,022        756,013
 *Bastogi SpA...........................   1,750,000        172,343
 Brioschi Finanziaria SpA, Milano.......   1,225,000        244,937
 CIR SpA (Cie Industriale Riunite),
   Torino...............................   1,315,000      1,366,985
 CSP International Industria Calze
   SpA..................................      27,000         45,660
 #Caltagirone Editore SpA...............     154,000        850,228
 Caltagirone SpA........................     595,400      2,410,598
 *Carraro SpA...........................     108,000        159,971
 Cementeria di Augusta SpA..............     142,500        192,786
 Cementir Cementerie del Tirreno SpA....     873,600      2,155,192
 *Cirio Finanziaria SpA.................     960,000        214,870
 Compagnia Assicuratrice Unipol SpA.....     331,598      1,319,452
 *Cremonini SpA.........................      87,000        114,066
 *Dalmine SpA...........................   3,240,000        444,780
 Danieli & C.Officine Meccaniche SpA....     106,000        195,074
 Ericsson SpA...........................      49,991      1,004,534
 *Finarte Casa d'Aste SpA (Milano)......       5,000          7,162
 *Finarte Partecipazioni Pro Arte SpA...     277,050        192,920
 *Fincasa 44 SpA........................     440,000        159,760
 Gabetti Holding SpA....................      38,750         73,240
 #Gemina SpA............................   1,071,000        914,110
 Giovanni Crespi SpA....................     155,000        103,769
 Grandi Navi Veloci SpA.................      67,000        105,973
 *Grassetto SpA.........................     110,000              0
 Gruppo Ceramiche Ricchetti SpA.........     555,000        198,755
 *Immsi SpA.............................      22,000         16,545
 *#Impregilo SpA........................   2,570,000        994,499
 Industria Romagnola Conduttori
   Elettrici SpA........................      72,000        185,862
 Ipi SpA................................     223,750        832,446
 #Italmobiliare SpA, Milano.............      29,780      1,004,260
 La Doria SpA...........................      42,000         77,502
 Linificio and Canapificio Nazionale
   SpA..................................      46,250         53,139
 Maffei SpA.............................      90,500        111,453
 Manifattura Lane Gaetano Marzotto &
   Figli SpA............................      41,000        214,124
 Manuli Rubber Industries SpA...........     236,000        291,344
 Milano Assicurazioni SpA...............     681,000      1,392,132

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *Monrif SpA............................     103,000   $     58,198
 Montefibre SpA.........................     336,474        210,869
 *Necchi SpA............................      62,500          5,191
 *Opengate Group SpA....................      22,800        141,074
 Pagnossin SpA..........................      51,000         75,085
 *#Premafin Finanziaria SpA Holding di
   Partecipazioni, Roma.................     811,584        625,686
 *Premaimm SpA..........................     523,000         55,408
 Premuda SpA............................     157,500        149,469
 *Ratti SpA.............................      80,000         46,953
 Reno de Medici SpA, Milano.............     451,761        396,818
 *Roland Europe SpA.....................      51,000         48,704
 *Roncadin SpA..........................     238,950         58,236
 SAES Getters SpA.......................       9,000         78,338
 SAIAG SpA (Industrie Articoli Gomma)...      32,500        103,779
 SISA (Societa Imballaggi Speciali Asti
   SpA).................................     175,000        240,062
 SMI STA Metallurgica Italiana SpA......   2,296,000      1,062,054
 *SNIA SpA..............................     442,910        788,661
 *SOPAF (Societa Partecipazioni
   Finanziarie SpA).....................     351,000        103,352
 #Sirti SpA.............................     564,500        567,723
 *Societe Sportiva Lazio SpA............     268,000        202,614
 Sogefi SpA.............................     101,876        198,125
 Sol SpA................................     102,000        251,636
 Stefanel SpA...........................      91,000        113,155
 Terme Demaniali di Acqui SpA...........     207,500         65,227
 Trevi-Finanziaria Industriale SpA......     112,050        100,763
 *Vemer Siber Group SpA.................      13,800         34,731
 Vianini Industria SpA..................     163,800        402,469
 Vianini Lavori SpA.....................     233,090      1,112,978
 Zucchi (Vincenzo) SpA..................      74,000        288,562
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $25,636,451)....................                 26,917,710
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Premafin Finanziaria SpA Warrants
   11/30/03.............................     388,884              0
 *Roncadin SpA Warrants 10/15/07........      63,180              0
                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                          0
                                                       ------------
TOTAL -- ITALY
  (Cost $25,636,451)....................                 26,917,710
                                                       ------------
GERMANY -- (4.4%)
COMMON STOCKS -- (4.4%)
 *AC-Service AG.........................       6,400         28,140
 AWD Holding AG.........................      36,500        541,004
 *Aareal Bank AG........................      34,000        429,541
 *Acg AG Fuer Chipkarten und
   Informationssysteme..................      39,300         85,226
 *Adva AG Optical Networking............      50,600         96,140
 Aigner (Etienne) AG....................         454         71,357
 *Allbecon AG...........................       6,700          4,266
 Andreae-Noris Zahn AG, Anzag...........      31,491        877,134
 Anterra Vermoegensverwaltungs AG.......       3,920        272,964
 *Articon Integralis AG.................      15,600         28,554
 Augusta Technologie AG.................      22,000         39,174
 *BMP AG................................      64,900         14,203
 *Baader Wertpapier Handelsbank AG......      39,800        118,775
                                            SHARES        VALUE+
                                            ------        ------
 Bechtle AG.............................      37,100   $    253,543
 *Berliner Elektro Holding AG...........      30,100        124,261
 *Beta Systems Software AG..............      20,850        138,342
 Bien-Haus AG...........................      16,900        101,038
 Bilfinger & Berger Bau AG..............     110,419      1,834,349
 Biotest AG.............................      11,000         70,032
 *Brau und Brunnen AG...................       2,800        144,281
 Bremer Energiekonto AG.................      28,700         65,665
 *Bremer Woll-Kaemmerei AG..............      53,100         60,745
 *Brillant AG...........................         300          4,268
 *Brueder Mannesmann AG.................      20,600         18,853
 *COR AG Insurance Technologies.........      12,700         24,383
 *Caatoosee AG..........................      16,300         25,944
 *Ce Consumer Electrnic AG..............      46,800        144,786
 Cewe Color Holding AG..................      11,000        176,720
 *Cinemaxx AG...........................       3,100          5,427
 *Comdirect Bank AG.....................     115,900        428,892
 Computerlinks AG.......................      10,900         48,468
 *Concord Effekten AG...................       4,400          2,451
 *Constantin Film AG....................      19,300         70,652
 *Cybio AG..............................       6,100         13,896
 *D. Logistics AG.......................      53,000        105,445
 *DAS Werk AG...........................      10,600          1,687
 *Dab Bank AG...........................     159,400        475,698
 *Deag Deutsch Entertainment AG.........       6,100          6,068
 Deutsche Verkehrs-Bank AG..............      10,353        767,263
 *Dierig Holding AG.....................       8,750         83,560
 *Drillisch AG..........................      36,400         32,589
 Duerr Beteiligungs AG..................      26,200        430,038
 Dyckerhoff AG..........................      16,200        107,327
 #Dyckerhoff AG DM50....................      29,750        314,884
 Eckert and Ziegler Strahlen - und
   Medizintechnik AG....................       3,000         10,714
 Edscha AG..............................       5,700        148,559
 ElreingKlinger AG......................       1,300         34,916
 *#Em TV & Merchandising AG.............     268,000        269,264
 Escada AG..............................      28,545        279,697
 *Eurobike AG...........................      18,900         61,104
 *Evotec Biosystems AG..................      67,000        142,630
 *Fao AG................................       3,400          2,300
 *#Freenet.De AG........................      32,900        163,639
 Fuchs Petrolub AG Oel & Chemie.........       6,480        451,227
 *GPC Biotech AG........................      40,900        142,401
 *Gft Technologies AG...................      36,200         59,057
 *Gontard & Metallbank AG...............      46,008          1,785
 *Herlitz AG............................      11,643         23,975
 *Hoeft & Wessel AG.....................      11,200         20,500
 *Hucke AG..............................      33,100         90,549
 Hutschenreuther AG.....................       8,591         63,241
 *IM International Media AG.............      69,900         66,058
 IPC Archtec AG.........................       4,600          9,106
 Interseroh AG..........................       3,600         33,663
 *#Intershop Communications AG..........      33,100         25,683
 *Intertainment AG......................      14,082         40,064
 Iwka AG................................      50,066        537,884
 KSB AG.................................       4,650        360,802
 *Kampa-Haus AG.........................      11,900         44,983
 *Kaufring AG...........................       5,600          1,448
 *Kloeckner Humboldt-Deutz AG...........      97,700        169,108
 Kolbenschmidt Pierburg AG,
   Duesseldorf..........................      82,525        730,629

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *Kontron AG............................      83,820   $    274,325
 Krones AG..............................       4,700        220,913
 *Lambda Physik AG......................      24,400        169,906
 *Leica Camera AG.......................       4,000         25,307
 Leifheit AG............................       5,400        128,922
 Leoni AG...............................      16,300        462,119
 *Loesch Umweltschutz AG................      16,000          5,252
 *M & S Elektronik AG...................      19,600            565
 *MVS Miete Vertrieb Service AG.........      45,052         38,094
 *MWG Biotech AG........................      57,600         26,930
 *Mania Technologie AG..................      12,100         10,953
 *Marbert AG............................       6,800         33,822
 *Maternus-Kliniken AG, Bad
   Oyenhausen...........................      16,800         13,370
 Maxdata AG.............................      53,300        164,896
 *Medigene AG...........................      28,400        133,912
 *Mosaic Software AG....................       8,100         31,264
 Muehlabauer Holdings AG & Co. KGAA.....      10,800        142,888
 *Mwb Wertpapierhandelshaus AG..........       3,100          6,322
 *Nemetschek AG.........................       2,600          3,492
 Neue Baumwoll-Spinnerei und Weberei Hof
   AG...................................      16,730        133,140
 Norddeutsche Affinerie AG..............      12,100        135,413
 *Norddeutsche Steingutfabrik AG........       9,215         48,126
 *November AG...........................      12,500         47,127
 *Pandatel AG...........................      13,200         42,807
 *Parsytec AG...........................      19,200         48,131
 *Personal & Informatik AG..............       2,150          6,309
 *Pfaff (G.M.) AG.......................      80,930         24,957
 Phoenix AG, Hamburg....................     103,686        625,049
 *Pixelpark AG..........................      30,100         27,846
 Plambeck Neue Energien AG..............      24,800        196,128
 *Primacom AG...........................      12,300          7,097
 *Produkte und Syteme der
   Informationstechnologie AG...........      19,100         31,350
 Puma AG................................       4,300        295,147
 *#Qs Communications AG.................     193,000         88,315
 *RTV Family Entertainment AG...........       2,480          3,454
 *Ravensberg Bau-Beteiligungen AG.......      29,500          3,815
 *Realtech AG...........................       4,700         19,216
 #Rheinmetall Berlin AG.................      85,490      1,343,674
 *Rinol AG..............................       6,900         23,680
 *Roesch Medizintechnik AG..............       7,300          9,586
 Ruecker AG.............................      11,400         29,145
 *SZ Testsysteme AG.....................       7,000          2,507
 *Saltus Technology AG..................       5,900         10,917
 Salzgitter AG..........................     329,609      2,164,037
 Sartorius AG...........................      17,200        104,371
 *Schlott Sebaldus AG...................       5,900         80,994
 Schwarz Pharma AG......................      33,800      1,041,981
 Sektkellerei Schloss Wachenheim AG.....       2,900         18,030
 *Senator Entertainment AG..............      51,700         26,229
 *Ser Systeme AG........................       9,400            468
 #Sixt AG...............................      30,200        295,913
 *Stahl (R.) AG.........................       7,700         36,001
 *Steag Hamtech AG......................      45,600        140,620
 Stoehr & Co. AG........................      44,310        222,154
 *Strabag AG............................      12,650        204,487
 *Suess Microtec AG.....................       8,600         25,280
 *TFG Venture Capital AG & Co. KGAA.....      13,100         16,029
                                            SHARES        VALUE+
                                            ------        ------
 *TV Loonland AG........................      10,700   $     17,456
 Tarkett AG.............................      80,000        509,321
 Technotrans AG.........................       2,300         15,673
 *Telegate AG...........................      19,300         57,405
 *Telesenskscl AG.......................      19,100            285
 *Tiptel AG.............................      13,600         10,011
 *United Internet AG....................      18,700        141,748
 *VBH (Vereinigter Baubeschlag-Handel)
   AG...................................       6,000         13,131
 *VCL Film & Medien AG..................      10,700          4,683
 VK Muehlen AG..........................       4,632        274,162
 *Value Management & Research AG........       4,800          6,446
 Vereinigte Deutsche Nickel-Werke AG....       2,316         18,546
 Vossloh AG.............................      39,200        861,787
 Walter AG..............................      16,900        542,341
 *Walter Bau AG, Augsburg...............     114,430        108,140
 Westag and Getalit AG, Rheda-
   Wiedenbrueck.........................      10,653         37,090
 *Windhoff AG...........................      11,400          2,381
 Wuerttembergische Metallwarenfabrik
   AG...................................      64,620        803,523
                                                       ------------
TOTAL -- GERMANY
  (Cost $39,413,287)....................                 25,569,930
                                                       ------------
AUSTRALIA -- (4.0%)
COMMON STOCKS -- (3.9%)
 A.P. Eagers, Ltd.......................      25,960         72,286
 *Adacel Technologies, Ltd..............      40,300         16,289
 Adelaide Brighton, Ltd.................     766,061        460,164
 Alesco Corp., Ltd......................      61,796        135,298
 Amalgamated Holdings, Ltd..............     174,032        243,273
 *Amrad Corp., Ltd......................      94,200         21,682
 *Anaconda Nickel NL....................     492,884         53,957
 *Ariadne Australia, Ltd................     360,000         44,462
 *AuIron Energy, Ltd....................     276,693         12,271
 *Aurora Gold, Ltd......................     230,029         26,473
 *Austar United Communications, Ltd.....     762,600         70,639
 *Austereo Group, Ltd...................     170,000        147,927
 #Australand Holdings, Ltd..............     719,100        557,101
 *#Australian Magnesium Corp., Ltd......      97,349         24,046
 #Australian Provincial Newspaper
   Holdings, Ltd........................     208,933        343,669
 *Australian Resources, Ltd.............     352,493         45,514
 *Australian Worldwide Exploration,
   Ltd..................................     116,990         58,453
 *Avatar Industries, Ltd................      50,740          6,124
 Beach Petroleum NL.....................     176,669         31,738
 *Biota Holdings, Ltd...................      60,469         16,464
 Boral, Ltd.............................     904,100      2,131,725
 Brickworks, Ltd........................     139,350        485,025
 Bridgestone Australia, Ltd.............      51,126         52,237
 Bristile, Ltd..........................      82,699        117,459
 *#Burns, Philp & Co., Ltd..............     748,991        239,672
 Burswood, Ltd..........................     572,689        212,192
 *Caltex Australia, Ltd.................     386,100        476,857
 Capral Aluminium, Ltd..................     110,000        177,231
 *Centaur Mining & Exploration, Ltd.....      62,058         16,723
 Central Equity, Ltd....................     163,151        151,126
 Clough, Ltd............................     978,473        269,160
 Coates Hire, Ltd.......................     253,741        292,018
 *Consolidated Paper Industries, Ltd....      64,577         31,903
 *Coplex Resources NL...................     351,512         17,760

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Coventry Group, Ltd....................      66,628   $    156,350
 #Crane Group, Ltd......................      78,468        356,374
 *Cranswick Premium Wines, Ltd..........      35,600         16,788
 *Cudgen RZ, Ltd........................      47,724          5,090
 *Cumnock Coal, Ltd.....................      40,710          5,028
 *Denehurst, Ltd........................      78,163          3,203
 Devine, Ltd............................      81,701         19,722
 *Diamin Resources NL...................     178,523          9,020
 *Dominion Mining, Ltd..................     116,119         40,417
 Downer Group, Ltd......................   1,120,579        333,414
 *Ecorp, Ltd............................     261,100         55,700
 *Emporer Mines, Ltd....................     135,024         46,997
 Energy Developments, Ltd...............     158,000        203,122
 Energy Resources of Australia, Ltd.
   Series A.............................     200,366        179,974
 *Energy World Corp., Ltd...............     393,461          7,068
 #FKP, Ltd..............................     169,862        138,271
 Fleetwood Corp., Ltd...................      35,317         56,902
 *Forest Place Group, Ltd...............      78,244         10,981
 Futuris Corp., Ltd.....................     515,476        381,986
 GRD NL.................................     130,884         73,477
 GUD Holdings, Ltd......................      96,340        202,817
 Gazal Corp., Ltd.......................      89,069        108,005
 Gowing Bros., Ltd......................      78,355         82,697
 Gowing Retail, Ltd.....................       5,323          1,793
 #Grand Hotel Group.....................     260,267         84,745
 Great Southern Plantations, Ltd........     254,235         87,062
 *Green's Foods, Ltd....................     101,626         29,096
 *Gympie Gold, Ltd......................     141,218         61,044
 *HIH Insurance, Ltd....................     687,747         67,567
 Hamilton Island, Ltd...................      52,566         78,202
 Hancock and Gore, Ltd..................      76,958         54,868
 *Haoma Mining NL.......................     193,606          5,706
 *Hartleys, Ltd.........................      40,681          8,678
 Healthscope, Ltd.......................     134,481        163,827
 Henry Walker Group, Ltd................     230,855        112,752
 Housewares International, Ltd..........         907            983
 Hudson Timber & Hardware, Ltd..........     297,500         13,361
 *#Hutchison Telecommunications
   (Australia), Ltd.....................     950,000        122,664
 Iluka Resources, Ltd...................     389,396        988,087
 *Intag International, Ltd..............      62,379          1,576
 Jones (David), Ltd.....................     654,870        393,373
 #Jupiters, Ltd.........................     596,821      1,628,342
 KTS Corp., Ltd.........................      42,741         66,225
 *Keycorp, Ltd..........................     108,754         72,043
 *Kidston Gold Mines, Ltd...............      39,750          5,021
 *MacMahon Holdings, Ltd................     305,720         33,468
 *Macquarie Corporate
   Telecommunications, Ltd..............     156,100          7,536
 Magellan Petroleum Australia, Ltd......      29,537         26,531
 Maxi-Cube, Ltd.........................     160,187         25,629
 McConnell Dowell Corp., Ltd............      40,304         31,677
 McPherson's, Ltd.......................      33,748         41,870
 *Mineral Deposits, Ltd.................      40,472          2,181
 Mirvac, Ltd............................     207,543        484,693
 *Namoi Cotton Cooperative, Ltd.........     135,353         21,276
 National Can Industries, Ltd...........      18,850         10,688
 *New Tel, Ltd..........................     147,785          3,816
 *Normandy Mt. Leyshon, Ltd.............     123,978          5,568
 *Normans Wine, Ltd.....................      39,119          2,416
                                            SHARES        VALUE+
                                            ------        ------
 *Novus Petroleum, Ltd..................     223,279   $    129,107
 #Nufarm, Ltd...........................     220,300        396,995
 Onesteel, Ltd..........................     404,300        372,231
 *Orbital Engine Corp., Ltd.............     165,000         16,673
 Origin Energy, Ltd.....................       6,411         12,957
 *Pacific Dunlop, Ltd...................     230,449        963,821
 Pacific Group, Ltd.....................      61,800        129,408
 Pacific Hydro, Ltd.....................         866          1,468
 Paperlinx, Ltd.........................     383,507      1,046,345
 *Payce Consolidated, Ltd...............      74,466         41,386
 *Perilya Mines NL......................     219,076         59,649
 Permanent Trustee Co., Ltd.............      18,736         88,879
 *Petsec Energy, Ltd....................     153,726         20,712
 *Plantcorp NL..........................      14,403              0
 Portman Mining, Ltd....................     272,770        174,569
 *Pracom, Ltd...........................     122,300          3,227
 #Prime Television, Ltd.................     161,244        155,696
 Queensland Cotton Holdings, Ltd........      29,599         50,182
 *Resolute Mining, Ltd..................      89,083         30,006
 Ridley Corp., Ltd......................     377,033        292,095
 *Roc Oil Co., Ltd......................     170,000        139,337
 SPC, Ltd...............................     103,231         71,282
 Seven Network, Ltd.....................      54,143        140,123
 Sigma Co., Ltd.........................     152,700        377,187
 Smorgon Steel Group, Ltd...............   1,222,100        754,683
 *Solution 6 Holdings, Ltd..............     282,130         60,186
 Sons of Gwalia, Ltd....................     102,664        122,762
 *Spectrum Network Systems, Ltd. Series
   B....................................     574,481         19,028
 *St. Barbara Mines, Ltd................     329,338         21,262
 *Strathfield Group, Ltd................      71,000         20,727
 *Tassal, Ltd...........................      47,092          7,006
 *Television & Media Services, Ltd......     240,000          4,850
 Ten Network Holdings, Ltd..............     539,000        620,309
 Thakral Holdings Group.................   1,151,986        400,963
 The Gribbles Group, Ltd................     330,000        105,598
 Ticor, Ltd.............................     482,210        392,527
 #Timbercorp, Ltd.......................     170,537         52,656
 *Titan Resources NL....................     125,121          8,780
 United Construction Group, Ltd.........      91,667        133,799
 *Valdera Resources, Ltd................       3,993            149
 Villa World, Ltd.......................     114,717         45,081
 *#Village Roadshow, Ltd................     355,686        267,570
 Vision Systems, Ltd....................      48,700         27,887
 Wattyl, Ltd............................     106,073        183,409
 *Western Metals, Ltd...................     491,208          7,170
 White (Joe) Maltings, Ltd..............      42,762         78,020
 Wide Bay Capricorn Building Society,
   Ltd..................................      29,461        100,889
 *Yates, Ltd............................     144,138          8,901
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $25,964,499)....................                 22,454,232
                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Australian Dollar
   (Cost $254,901)......................                    255,664
                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $289,439)......................     398,305        172,176
                                                       ------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
RIGHTS/WARRANTS -- (0.0%)
 *Australian Magnesium Corp., Ltd.
   Options 07/31/05.....................      13,148   $        535
 *Beach Petroleum NL Options 05/31/05...      44,167              0
 *Central Equity, Ltd. Options
   04/30/05.............................       7,769            109
 *New Tel, Ltd. Options 12/31/04........      23,342             39
                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                        683
                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $26,508,839)....................                 22,882,755
                                                       ------------
HONG KONG -- (4.0%)
COMMON STOCKS -- (4.0%)
 ALCO Holdings, Ltd.....................     710,000        103,787
 *APT Satellite Holdings, Ltd...........     562,000        118,185
 *Acme Landis Holdings, Ltd.............     130,000          1,650
 Aeon Credit Service (Asia) Co., Ltd....     416,000        149,359
 *Akai Holdings, Ltd....................   1,950,339          6,502
 *Allied Group, Ltd.....................   5,364,000        254,490
 *Allied Properties (Hong Kong), Ltd....   9,702,000        302,307
 Alpha General (Holdings), Ltd..........   5,336,000         13,684
 *Ananda Wing on Travel (Holdings),
   Ltd..................................  24,120,000         52,578
 *Applied China, Ltd....................     843,750          7,032
 *Applied International Holdings,
   Ltd..................................   1,150,000         16,811
 *Asia Commercial Holdings, Ltd.........      35,960          1,084
 Asia Financial Holdings, Ltd...........   1,494,106        206,912
 *Asia Securities International, Ltd....   2,326,000         50,107
 *Asia Standard International Group,
   Ltd..................................   6,096,666        194,658
 *Asia Tele-Net & Technology Corp.,
   Ltd..................................   4,000,000          5,129
 Associated International Hotels, Ltd...     758,000        388,785
 *Beauforte Investors Corp., Ltd........      44,000         10,438
 Burwill Holdings, Ltd..................     385,000         37,026
 CCT Telecom Holdings, Ltd..............     600,800         61,631
 *CNT Group, Ltd........................   1,428,000         17,762
 COFCO International, Ltd...............   1,032,000        284,511
 *Capital Publications..................   1,015,200             78
 *Cct Technology Holdings Limited.......     209,880            404
 *Celestial Asia Securities Holdings,
   Ltd..................................     251,900         15,989
 *Century City International Holdings,
   Ltd..................................   2,863,067          8,077
 Champion Technology Holdings, Ltd......     803,316        119,488
 #Chen Hsong Holdings, Ltd..............     322,000         61,108
 *Cheuk Nang Technologies (Holdings),
   Ltd..................................   4,770,000          9,175
 Chevalier International Holdings,
   Ltd..................................   1,835,979        115,357
 *China Aerospace International
   Holdings, Ltd........................     873,000         36,381
 *China Bio-Medical Group Limited.......     258,750          2,986
 *China Everbright International,
   Ltd..................................   2,210,000         52,426
 *#China Everbright, Ltd................   2,056,000        566,816
 China Hong-Kong Photo Products
   Holdings, Ltd........................   1,414,000        103,349
 *China Investments Holdings, Ltd.......   1,186,800         44,132
 *China Motion Telecom International,
   Ltd..................................     522,000         24,766
 China Motor Bus Co., Ltd...............      24,000        153,873
                                            SHARES        VALUE+
                                            ------        ------
 *China Online (Bermuda), Ltd...........  12,650,000   $     47,040
 China Overseas Land & Investment,
   Ltd..................................   7,552,000        755,331
 #China Resources Beijing Land, Ltd.....   2,562,000        295,667
 *China Sci-Tech Holdings, Ltd..........   5,416,000         25,001
 *China Star Entertainment, Ltd.........      37,380          2,277
 *China Strategic Holdings, Ltd.........     340,250          4,799
 China Travel International Investment,
   Ltd..................................   1,722,000        280,425
 *Chinese Estates Holdings, Ltd.........     400,000         65,139
 Chinney Investments, Ltd...............     752,000         29,410
 Chow Sang Sang Holdings International,
   Ltd..................................     738,000        111,665
 Chuangs China Investments, Ltd.........     884,000         28,338
 Chuang's Consortium International,
   Ltd..................................   3,051,760         57,524
 Chun Wo Holdings, Ltd..................     636,000         20,388
 *City Chiu Chow (Holdings), Ltd........     298,000          3,057
 *City e Solutions, Ltd.................     472,964         35,175
 Continental Holdings, Ltd..............     382,000         34,288
 *Continental Mariner Investment Co.,
   Ltd..................................     989,000         60,238
 *Cosmos Machinery Enterprises, Ltd.....     414,000         14,333
 *Crocodile Garments, Ltd...............     986,000         17,195
 Dickson Concepts International, Ltd....     362,000         80,768
 *DigitalHongKong.com...................          12              0
 Dynamic Holdings, Ltd..................     482,000         61,806
 *E-Kong Group, Ltd.....................     250,200          3,850
 *Easyknit International Holdings,
   Ltd..................................     982,400         15,368
 *Emperor (China Concept) Investments,
   Ltd..................................     111,600          2,862
 *Emperor International Holdings, Ltd...     812,000         29,674
 *Fairwood Holdings, Ltd................      67,500          6,924
 *Fairyoung Holdings, Ltd...............     990,000          9,267
 Far East Consortium International,
   Ltd..................................   1,812,301         83,659
 *Far East Holdings International,
   Ltd..................................     408,000          9,155
 *Far East Hotels & Entertainment,
   Ltd..................................     464,000         16,659
 *First Sign International Holdings,
   Ltd..................................     740,000         14,518
 Fountain Set Holdings, Ltd.............   1,350,000        657,806
 Golden Resources Development
   International, Ltd...................   1,587,000         78,346
 *Gold-Face Holdings, Ltd...............   1,158,000         87,607
 Goldlion Holdings, Ltd.................   1,092,000         57,410
 Golik Holdings, Ltd....................     610,000         24,248
 Grande Holdings, Ltd...................     450,000        415,457
 Great Eagle Holdings, Ltd..............   1,430,281        990,366
 *Great Wall Electronic International,
   Ltd..................................  11,392,830         14,609
 *Group Sense (International), Ltd......   1,462,000         33,744
 Guangdong Brewery Holdings, Ltd........   1,602,000         99,629
 *#Guangzhou Investment Co., Ltd........   6,840,000        399,069
 HKCB Bank Holding Co., Ltd.............   1,666,000        123,904
 *HKR International, Ltd................   1,906,400        356,901
 *Hanny Holdings, Ltd...................   8,738,000         44,818
 Harbour Centre Development, Ltd........     590,000        382,053
 Henderson China Holdings, Ltd..........     702,000        265,546
 *Heng Fung Holdings Co., Ltd...........     392,000          3,267
 High Fashion International, Ltd........     800,000        100,530
 *Hikari Tsushin International, Ltd.....   4,994,000         72,362
 *Hon Kwok Land Investment Co., Ltd.....   1,096,000         21,783

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Hong Kong and Shanghai Hotels, Ltd.....   1,884,124   $    797,267
 *Hong Kong Construction Holdings,
   Ltd..................................     692,000         34,162
 Hong Kong Ferry (Holdings) Co., Ltd....     349,000        257,320
 *Hong Kong Parkview Group, Ltd.........     646,000         47,216
 *Hop Hing Holdings, Ltd................     604,000         25,558
 #Hopewell Holdings, Ltd................   1,493,800        986,462
 *Hsin Chong Construction Group, Ltd....     336,000         11,633
 *Hualing Holdings, Ltd.................     784,000         27,646
 *ITC Corp., Ltd........................     456,000         11,460
 *Imgo, Ltd.............................     352,000         33,852
 *Innovative International (Holdings),
   Ltd..................................     539,439          2,006
 International Pipe, Ltd................   1,548,255         97,279
 *Jessica Publications, Ltd.............   1,015,200         29,941
 *Jinchang Pharmaceutical...............     507,600              0
 *Jinhui Holdings Co., Ltd..............     978,000         14,296
 K Wah International Holdings, Ltd......   3,011,646        247,152
 KTP Holdings, Ltd......................     758,000         31,103
 *Kader Holdings Co., Ltd...............     857,000         14,286
 *Karce International Holdings Co.,
   Ltd..................................     532,000          9,755
 Keck Seng Investments (Hong Kong),
   Ltd..................................     570,000         69,435
 Kee-Shing Holdings Co., Ltd............     256,000         14,772
 *King Fook Holdings, Ltd...............     338,000         12,135
 Kowloon Development Co., Ltd...........     619,000        293,679
 *Kwong Sang Hong International, Ltd....   1,060,000         25,553
 Kwoon Chung Bus Holdings, Ltd..........     296,000         30,364
 *Lai Fung Holdings, Ltd................   3,818,750         41,622
 *#Lai Sun Development Co., Ltd.........   3,358,800         15,505
 *Lai Sun Garment (International),
   Ltd..................................   2,700,000         42,931
 *Lam Soon (Hong Kong), Ltd.............     203,250         62,549
 *Lamex Holdings, Ltd...................   3,364,000         27,175
 Leefung-Asco Printers Holdings, Ltd....     128,000         11,817
 *Linkful International Holdings,
   Ltd..................................     582,000          2,612
 *Lippo, Ltd............................     751,000         66,446
 Liu Chong Hing Bank, Ltd...............     592,000        527,578
 Liu Chong Hing Investment, Ltd.........     626,000        319,074
 Luks Industrial Group, Ltd.............     736,560         88,780
 *Magnificent Estates, Ltd..............   5,014,600         14,789
 Melbourne Enterprises, Ltd.............      41,000        131,433
 *Min Xin Holdings, Ltd.................     648,000         61,488
 Miramar Hotel & Investment Co., Ltd....     816,000        596,411
 *Mui Hong Kong, Ltd....................   3,075,000         20,109
 *Nam Fong International Holdings,
   Ltd..................................   1,740,000          5,578
 *Nam Hing Holdings, Ltd................     538,000         15,867
 Nanyang Holdings, Ltd..................      80,850         48,726
 *National Electronics Holdings, Ltd....   1,106,000         11,346
 *New Hanison Construction Hldg.........     185,099          8,545
 *New Rank City Development, Ltd........       6,760            277
 New World China Land, Ltd..............   2,342,000        402,413
 *New World Cyberbase, Ltd..............      56,540            138
 *#New World Infrastructure, Ltd........   1,975,600        496,519
 *#Onfem Holdings, Ltd..................     770,000         30,608
 Orient Power Holdings, Ltd.............     570,573         27,802
 *Oriental Watch Holdings, Ltd..........     206,000         25,094
 Pacific Andes International Holdings,
   Ltd..................................     624,000         56,810
 *Pacific Concord Holding, Ltd..........   5,541,142        287,763
 *Pacific Plywood Holdings, Ltd.........   4,844,000          6,211
 Pacific Ports Co., Ltd.................   2,538,000        118,786
                                            SHARES        VALUE+
                                            ------        ------
 Paul Y. ITC Construction Holdings,
   Ltd..................................   1,471,249   $     51,880
 *Peace Mark Holdings, Ltd..............     478,800         16,884
 *Perfect Treasure Holdings, Ltd........   1,462,000         75,925
 Pico Far East Holdings, Ltd............     392,000         15,582
 *Playmate Toys Holdings, Ltd...........   1,492,000         47,829
 Pokfulam Development Co., Ltd..........     244,000         47,244
 *Poly Investments Holdings, Ltd........   1,428,000         27,833
 Prestige Properties Holdings, Ltd......   1,166,000         43,359
 Prime Succession, Ltd..................     800,000         10,976
 *Proview International Holdings, Ltd...     936,000         51,609
 *QPL International Holdings, Ltd.......     651,000        171,126
 *RNA Holdings, Ltd.....................   5,802,000          7,440
 Realty Development Corp, Ltd...........   1,230,000        378,527
 *Regal Hotels International Holdings,
   Ltd..................................   4,988,179         45,413
 *Rexcapital International Holdings,
   Ltd..................................   1,270,090         29,315
 *S.A.S.Dragon Holdings, Ltd............      94,400          6,415
 SIS International Holdings, Ltd........     326,000         14,213
 San Miguel Brewery Hong Kong, Ltd......     812,400        208,344
 Sea Holdings, Ltd......................   1,208,000        148,703
 *Seapower Resources International,
   Ltd..................................   2,785,000          9,642
 Shell Electric Manufacturing (Holdings)
   Co., Ltd.............................   1,177,000        140,359
 Shenyin Wanguo (Hong Kong), Ltd........     450,000         43,854
 *Shougang Concord Century Holdings,
   Ltd..................................   1,000,000         28,979
 *Shougang Concord Grand (Group),
   Ltd..................................     833,000         56,611
 *Shougang Concord International
   Enterprises Co., Ltd.................   2,196,000         70,397
 *Shougang Concord Technology Holdings,
   Ltd..................................     414,000         28,666
 *Shun Ho Construction (Holdings),
   Ltd..................................     814,380          9,712
 *Shun Ho Resources Holdings, Ltd.......     510,000          8,174
 *Shun Shing Holdings, Ltd..............   1,718,000         91,422
 Shun Tak Holdings, Ltd.................   3,313,000        734,934
 Silver Grant International Industries,
   Ltd..................................   2,190,000        188,148
 *Sincere Co., Ltd......................     872,000         27,394
 Sino Hotels (Holdings), Ltd............     275,653         47,011
 *South China Holdings, Ltd.............   4,060,800        140,590
 *South China Industries, Ltd...........   1,182,000         25,766
 *South Sea Development Co., Ltd........  17,167,000         79,246
 *Starlight International Holdings,
   Ltd..................................   3,540,000         19,065
 *Stelux Holdings International, Ltd....   1,862,552         51,826
 *Styland Holdings, Ltd.................   1,359,999          9,417
 Sun Hung Kai & Co., Ltd................   2,050,000        276,009
 *Sunday Communications, Ltd............   4,227,000         75,882
 *#Sunway International Holdings,
   Ltd..................................   1,002,000         20,814
 Tai Cheung Holdings, Ltd...............   1,377,000        208,351
 Tai Fook Securities Group, Ltd.........     534,000         60,257
 Tai Sang Land Development, Ltd.........     640,900        133,133
 Tak Sing Alliance Holdings, Ltd........   1,299,335         39,320
 *Tak Wing Investment Holdings, Ltd.....     370,000         15,182
 Tan Chong International, Ltd...........   2,943,000        392,468
 Tern Properties Co., Ltd...............     168,000         26,928
 *Tian An China Investments Co., Ltd....  11,571,000        164,693
 Tian Teck Land, Ltd....................     800,000        179,518

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Tianjin Development Holdings, Ltd......   1,144,000   $    265,513
 *Tomorrow International Holdings,
   Ltd..................................   3,306,000         31,794
 *Tung Fong Hung Holdings, Ltd..........   2,082,600          9,347
 Tungtex (Holdings) Co., Ltd............     558,000        142,386
 Tysan Holdings, Ltd....................     614,000         13,227
 USI Holdings, Ltd......................     671,999         61,180
 *Universe International Holdings,
   Ltd..................................     201,171          7,481
 *Wah Nam International.................      12,600            336
 Wai Kee Holdings, Ltd..................   1,090,000         89,451
 *Winfoong International, Ltd...........   1,525,000         29,919
 *Wing Fai International, Ltd...........   2,554,000         22,269
 Wing On Co. International, Ltd.........     588,000        305,361
 Wing Shan International, Ltd...........   1,130,000         40,571
 Winsor Properties Holdings, Ltd........     110,000         36,673
 *Wo Kee Hong Holdings..................   1,497,320         10,944
 World Houseware (Holdings), Ltd........     672,342         21,208
 Yaohan International Caterers, Ltd.....     384,000         24,127
 *Yaohan International Holdings, Ltd....   1,660,000              0
 *Yau Lee Holdings, Ltd.................     657,750         14,169
 *Yoshiya International Corp., Ltd......     720,000          7,386
 *Yue Fung International Group Holding,
   Ltd..................................      31,490          4,684
 *Yugang International, Ltd.............  10,520,000         37,771
 *Zhu Kuan Development Co., Ltd.........   1,362,000         48,901
 *eSun Holdings, Ltd....................     722,400         19,453
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $40,707,830)....................                 22,793,758
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Applied China, Ltd. Warrants
   04/30/04.............................     168,750            216
 *Applied International Holdings, Ltd.
   Warrants 04/30/04....................     230,000            295
 *Champion Technology Holdings, Ltd.
   Warrants 01/06/03....................   2,524,048          3,237
 *Cosmos Machinery Enterprises, Ltd.
   Warrants 06/10/03....................       2,800              4
 *E-Kong Group, Ltd. Rights 12/13/02....     250,200              0
 *Paul Y. ITC Construction Holdings,
   Ltd. Warrants 08/29/03...............     149,252            191
 *South China Holdings, Ltd. Warrants
   07/23/03.............................     812,160          1,354
                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                      5,297
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $366)..........................                        366
                                                       ------------
TOTAL -- HONG KONG
  (Cost $40,708,196)....................                 22,799,421
                                                       ------------
SINGAPORE -- (3.8%)
COMMON STOCKS -- (3.8%)
 #A.V. Jennings Homes, Ltd..............     265,600        146,159
 ASA Group Holdings, Ltd................     529,000         85,355
 *Acma, Ltd.............................   2,043,500         80,985
 Allgreen Properties, Ltd...............     454,000        248,035
 Amtek Engineering, Ltd.................     113,000         72,292
 *Apollo Enterprises, Ltd...............     240,000         81,525
 Ascott Group, Ltd......................   4,296,038        851,269
 *Asia Food and Properties, Ltd.........   1,820,000         61,823
 Auric Pacific Group, Ltd...............      57,000         29,043
                                            SHARES        VALUE+
                                            ------        ------
 Bonvests Holdings, Ltd.................     675,400   $    156,775
 *CK Tang, Ltd..........................     612,000         67,564
 Chemical Industries (Far East), Ltd....      40,000         19,928
 Cosco Investment, Ltd..................   1,560,000        158,975
 Courts Singapore, Ltd..................     326,000         99,665
 Cycle & Carriage, Ltd..................      93,000        183,228
 Eagle Brand Holdings, Ltd..............   1,070,000         96,925
 *Econ International, Ltd...............   1,412,000         43,967
 *Excel Machine Tools, Ltd..............     473,000         11,381
 *Freight Links Express Holdings, Ltd...     394,000          6,692
 Guocoland, Ltd.........................   1,291,000        562,792
 *HTP Holdings, Ltd.....................     103,000         13,412
 Ho Bee Investment, Ltd.................   1,277,000        122,905
 Hong Fok Corp., Ltd....................   1,492,000        139,375
 Hong Leong Singapore Finance, Ltd......     457,000        478,651
 Hotel Grand Central, Ltd...............     655,400        122,448
 Hotel Plaza, Ltd.......................     942,000        247,990
 Hotel Properties, Ltd..................   1,219,000        628,023
 Hour Glass, Ltd........................     210,000         48,151
 Hwa Hong Corp., Ltd....................   1,810,000        317,666
 *I-One.Net International, Ltd..........     370,000          6,284
 *IPC Corp., Ltd........................   3,248,000         82,748
 *International Factors (Singapore),
   Ltd..................................      22,000          4,484
 *Intraco, Ltd..........................     215,000         55,992
 Isetan (Singapore), Ltd................      95,000        105,955
 *Jack Chia-MPH, Ltd....................     754,000         76,838
 Jurong Engineering, Ltd................      98,000         71,573
 *K1 Ventures, Ltd......................   4,432,000        388,922
 Keppel Land, Ltd.......................   2,730,000      1,653,777
 *LC Development, Ltd...................   1,544,363         78,691
 Lee Kim Tah Holdings, Ltd..............     360,000         25,477
 *Liang Huat Aluminum, Ltd..............     939,000         18,607
 *Lim Kah Ngam, Ltd.....................     386,000          7,102
 Low Keng Huat Singapore, Ltd...........     232,000         36,120
 Lum Chang Holdings, Ltd................   1,001,000        172,848
 *Magnecomp International, Ltd..........     526,000         52,114
 Metro Holdings, Ltd....................   2,028,800        493,899
 Natsteel, Ltd..........................     737,000        855,366
 *#Neptune Orient Lines, Ltd............   3,529,000      1,808,135
 *Orchard Parade Holdings, Ltd..........     942,625        165,436
 Pan-United Corp., Ltd..................   1,101,000        186,999
 Penguin Boat International, Ltd........     406,000         29,881
 Pertama Holdings, Ltd..................     105,000          7,728
 Prima, Ltd.............................     100,000        241,179
 Raffles Holdings, Ltd..................   5,767,000      1,322,317
 SNP Corp., Ltd.........................     112,500         37,897
 *SPP, Ltd..............................      55,000          1,557
 San Teh, Ltd...........................     579,000         88,506
 Singapore Land, Ltd....................   1,467,000      2,657,729
 Singapura Building Society, Ltd........      84,000         56,592
 Singatronics, Ltd......................     575,000         78,129
 Ssangyong Cement (Singapore), Ltd......      77,000         44,465
 Stamford Land Corp., Ltd...............   2,282,000        206,712
 Straits Trading Co., Ltd...............     988,200        850,392
 *Sunright, Ltd.........................     196,000         22,193
 Superior Metal Printing, Ltd...........     306,000         34,215
 *Tuan Sing Holdings, Ltd...............   2,931,000        136,899
 United Engineers, Ltd..................     571,666        362,486
 United Industrial Corp., Ltd...........   3,819,000      1,372,948
 United Overseas Land, Ltd..............   1,589,000      1,529,338
 United Pulp & Paper Co., Ltd...........     161,000         36,460

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *Van Der Horst, Ltd....................      13,918   $     58,453
 WBL Corp., Ltd.........................     445,500        408,595
 Wing Tai Holdings, Ltd.................   1,920,000        608,723
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $30,543,655)....................                 21,723,760
                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Guocoland, Ltd. 7% (Non-Redeemable
   Convertible)
   (Cost $103,604)......................     174,000         88,166
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $31,783).......................                     31,874
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Acma, Ltd. Warrants 11/16/04
   (Cost $0)............................     147,500          1,253
                                                       ------------
TOTAL -- SINGAPORE
  (Cost $30,679,042)....................                 21,845,053
                                                       ------------
SWITZERLAND -- (3.8%)
COMMON STOCKS -- (3.8%)
 AFG Arbonia-Forster Holding AG.........         750         39,436
 *Ascom Holding AG......................      80,500        284,901
 Bank Coop AG...........................       2,312        286,777
 *Banque Cantonale de Geneve............         720         65,039
 *Banque Cantonale Vaudois..............       6,695        383,626
 *Batigroup Holding AG..................       2,900         21,016
 Bobst Group SA.........................      85,200      2,584,586
 *Bossard Holding AG....................       1,100         24,100
 *Bucher Industries AG,
   Niederweningen.......................      10,625        966,944
 Caisse d'Epargne Cantonale Vaudoise,
   Lausanne.............................       1,900        677,560
 *Calida Holding AG.....................         400         36,403
 *Carlo Gavazzi Holding AG..............       2,530         61,399
 *Charles Voegele Holding AG............      18,400        408,087
 Cie Financiere Tradition...............       3,000        144,599
 Conzzeta Holdings AG...................       2,000      1,174,321
 Daetwyler Holding AG, Atldorf..........         940      1,140,615
 *Feintol International Holding AG......         370         37,663
 Financiere Michelin, Granges-Paccot....         740        294,322
 Fischer (Georg) AG, Schaffhausen.......      15,287      1,545,797
 Forbo Holding AG, Eglisau..............       7,331      1,996,565
 Galenica Holding AG, Bern Series B.....       2,000      1,766,201
 *Golay-Buchel Holding SA, Lausanne.....         125         92,692
 *Gretag Imaging Holding AG.............       9,000         17,595
 Gurit-Heberlein AG.....................         540        245,718
 Helvetia Patria Holding................       1,800        199,001
 *Industrieholding Cham AG, Cham........       1,300        125,319
 Lem Holdings AG, Lyss..................         180         30,942
 Maag Holding AG, Zuerich...............       2,137        279,476
 *Mikron Holding AG, Biel...............         800          5,528
 *Moevenpick-Holding, Zuerich...........         470        163,171
 *Nextrom Holding SA....................         250          2,334
 *Psp Swiss Property AG.................       7,500        745,748
 Schweizerhall Holding AG, Basel........          50         45,503
 Schweizerische National Versicherungs
   Gesellschaft.........................       4,998      1,718,325
 *Sihl..................................         750          3,084
 Sika Finanz AG, Baar...................         870        211,135
 *Sulzer AG, Winterthur.................       9,480      1,284,527
                                            SHARES        VALUE+
                                            ------        ------
 *UMS Schweizerische Metallwerke Holding
   AG, Bern.............................       3,200   $     79,816
 *Unigestion Holding, Geneve............       9,200        556,623
 Valiant Holding........................         550        371,509
 Vaudoise Assurances Holding,
   Lausanne.............................         189        244,626
 *Von Roll Holding AG, Gerlafingen......      15,045         21,197
 WMH Walter Meier Holding AG, Staefa....         260        219,090
 Zehnder Holding AG.....................          50         25,111
 Zellweger Luwa AG......................       5,900        263,498
 Zschokke Holding SA, Geneve............       1,950        486,379
 #Zueblin Holding AG....................      28,740        166,619
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $26,763,432)....................                 21,544,523
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $14,425).......................                     14,699
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Zueblin Holding Rights 11/28/02
   (Cost $0)............................      28,740              0
                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $26,777,857)....................                 21,559,222
                                                       ------------
SPAIN -- (3.1%)
COMMON STOCKS -- (3.1%)
 Acerias y Forjas de Azcoitia SA........      17,839        109,136
 *Amper SA..............................     101,200        221,475
 BAMI SA (Inmobiliara de Construcciones
   y Terrenos)..........................     182,779        574,559
 Banco de Valencia SA...................       4,151         48,519
 Banco Pastor SA........................      64,152      1,117,424
 CAF (Construcciones y Auxiliar de
   Ferrocarriles SA)....................      11,875        455,977
 Cortefiel SA...........................     383,700      1,564,938
 *Dogi International Fabrics SA.........      21,900         87,142
 Empresa Nacional de Celulosa SA........      82,280      1,161,444
 *Ercros SA.............................     630,100        231,917
 *Espanola del Zinc SA..................      28,400         55,373
 Europistas Concesionaria Espanola SA...     232,238      1,078,877
 Fomento de Construcciones y Contratas
   SA...................................      12,840        290,581
 Funespana SA...........................      25,500        112,628
 Global Steel Wire SA...................      73,031        124,230
 *#Grupo Picking Pack SA................     647,800        463,975
 Iberpapel Gestion SA...................      35,573        488,339
 Inbesos SA.............................      16,000         33,424
 Inmobiliaria Colonial SA ICSA..........      79,400      1,180,819
 Inmobiliaria Urbis SA..................     288,600      1,751,248
 *LSB (La Seda de Barcelona SA) Series
   B....................................     101,500        195,880
 *Mecalux SA............................      54,000        163,838
 Nicolas Correa SA......................       8,000         20,373
 Obrascon Huarte Lain SA................     365,700      1,618,850
 Papelera de Navarra SA.................       7,851        136,674
 *Parques Reunidos SA...................      74,900        195,211
 #Pescanova SA..........................      40,556        453,868
 *Radiotronica SA.......................      76,700        108,344
 Sol Melia SA...........................      51,300        239,338

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Tavex Algodonera SA....................      67,440   $    206,628
 *Tecnocom Telecomunicaciones y Energia
   SA...................................      34,200        128,600
 Tubacex SA.............................     482,310        690,892
 #Unipapel SA...........................      58,862        772,919
 #Uralita SA............................     224,280      1,418,957
 Vidrala SA, Alava......................      10,880         91,347
 Viscofan Industria Navarra de
   Envolturas Celulosicas SA............      24,100        182,441
                                                       ------------
TOTAL -- SPAIN
  (Cost $14,831,893)....................                 17,776,185
                                                       ------------
SWEDEN -- (2.8%)
COMMON STOCKS -- (2.7%)
 *Active I Malmoe AB Series B...........      15,100         54,135
 Angpannefoereningen AB Series B........       7,650         79,324
 *Anoto Group New Issue.................      12,633         18,395
 *Arkivator AB..........................      49,900        261,463
 B & N Bylock & Nordsjoefrakt AB Series
   B....................................      99,200        112,711
 Beijer AB Series B.....................       8,000         57,361
 Beijer Alma AB Series B................      16,000         93,543
 Bergman & Beving AB Series B...........      36,600        177,643
 Bilia AB Series A......................      39,400        358,563
 *Bong Ljungdahl AB.....................      11,500         44,146
 Boras Waefveri AB Series B.............      15,900         62,265
 *C Technologies AB.....................      37,900         55,186
 Capona AB..............................      74,742        436,974
 Castellum AB...........................      71,500        958,292
 *Cell Network AB.......................     175,000         18,725
 Cloetta AB Series B....................       6,300        129,261
 Concordia Maritime AB Series B.........     136,100        180,159
 *Doro Telefoni AB Series A.............       6,400          5,648
 *Duroc AB Series B.....................       1,400          2,888
 *Elekta AB.............................      37,700        382,600
 *Enea Data AB Series B.................     169,700         49,233
 *Fagerlid Industrier AB................      51,750              0
 *Fastighets AB Celtica.................      11,000         63,097
 Fastighets AB Tornet...................      43,850        778,773
 *#Finnveden AB.........................      49,500        169,271
 *Framtidsfabriken AB...................     631,800         35,544
 *Frontec AB Series B...................      31,900         20,058
 Geveko AB Series B.....................      19,900        230,493
 Gorthon Lines AB Series B..............      69,300        133,779
 Gunnebo AB.............................      12,100        172,850
 Haldex AB..............................      36,800        357,228
 *IBS AB Series B.......................     113,000         79,153
 *Icon Medialab International AB........      77,300         18,759
 *Industrial & Financial Systems AB
   Series B.............................      95,500         71,109
 Industrifoervaltnings AB Skandigen.....      46,200         76,445
 *Intentia International AB Series B....      52,300        109,038
 Kinnevik Industrifoervaltnings AB
   Series B.............................     104,600      1,165,382
 Klippans Finpappersbruk AB.............      30,800        113,818
 *Kungsleden AB.........................      10,000        158,847
 Ljungberg Gruppen AB Series B..........       4,200         38,454
 *Medivir Series B......................      12,100         69,407
 NCC AB Series A........................      45,400        275,444
 #NCC AB Series B.......................     132,500        803,885
 Naerkes Elektriska AB Series B.........      26,100        299,426
                                            SHARES        VALUE+
                                            ------        ------
 *Nolato AB Series B....................      15,900   $     58,757
 OEM International AB Series B..........       5,000         41,918
 *Ortivus AB............................      12,300         30,121
 PEAB AB Series B.......................      84,400        445,957
 Pandox Hotelfastigheter AB.............      41,100        326,430
 *Partnertech AB........................      16,800         53,743
 *Perbio Science AB.....................       3,800         49,254
 *Pergo AB..............................      91,000        168,642
 Poolia AB Series B.....................      28,000         84,321
 *Pricer AB Series B....................     441,000         41,836
 *Proact It Group AB....................      15,000         32,431
 *Protect Data AB.......................      15,600         26,673
 Rottneros Bruk AB......................   1,191,000      1,051,035
 *Salus Ansvar AB Series B..............      11,800          8,916
 Scandiaconsult AB......................     126,800        587,468
 *Scribona AB Series A..................      15,700         23,207
 *Scribona AB Series B..................      63,700        104,699
 *Song Network Holding..................       2,207         12,051
 Sweco AB Series B......................      47,050        301,025
 Trelleborg AB Series B.................     146,400      1,291,952
 *Viking Telecom AB.....................      29,100         16,692
 WM-Data AB Series B....................     166,500        231,420
 Wallenstam Byggnads AB Series B........      79,600        838,556
 *Wedins Norden AB Series B.............      14,459         19,937
 *Westergyllen AB Series B..............       6,800         28,879
 Whilborg Fastigheter AB Class B........     112,070        951,909
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $14,468,771)....................                 15,606,604
                                                       ------------

                                             FACE
                                           AMOUNT@
                                           -------
                                            (000)
BONDS -- (0.1%)
 Wihlborgs Fastigheter AB Notes 5.83%
   12/02/02
   (Cost $452,917)......................          57        621,066
                                                       ------------

                                            SHARES
                                            ------
RIGHTS/WARRANTS -- (0.0%)
 *Pricer AB Free Warrants 10/17/03
   (Cost $0)............................      31,500            347
                                                       ------------
TOTAL -- SWEDEN
  (Cost $14,921,688)....................                 16,228,017
                                                       ------------
NETHERLANDS -- (2.5%)
COMMON STOCKS -- (2.5%)
 *Begemann Groep NV.....................      24,247         63,918
 *Begemann Groep NV Series B............      44,600         23,958
 Brunel International NV................      22,100         72,548
 Buhrmann NV............................     182,638        848,457
 Delft Instruments NV...................       2,680         31,458
 Docdata NV.............................       7,400         19,139
 #Draka Holding NV......................      45,000        532,698
 Econosto NV............................      23,804         54,463
 *European Vinyls Corp. International
   NV...................................      31,600         40,865
 Gamma Holding NV.......................      58,811      1,635,166
 Gemeenschappeljk Bezit Crown van Gelder
   NV...................................      14,320        185,186
 #Geveke NV.............................      10,190        272,170
 *Ispat International NV................     163,245        396,234

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 KLM (Koninklijke Luchtvaart Mij) NV....     105,119   $  1,129,345
 Kas-Associatie NV......................      90,720      1,534,170
 #Koninklijke Bam NV....................      81,843      1,201,682
 Koninklijke Nedlloyd NV................      48,175        572,679
 Koninklijke Ten Cate NV................      41,998      1,095,008
 Koninklijke Ubbink NV..................         900         34,021
 *Koninklijke Vopak NV..................      79,286        934,623
 MacIntosh NV...........................      23,191        231,850
 *New Skies Satellites NV...............     243,120        786,006
 Roto Smeets de Boer NV.................      20,904        374,303
 *SNT Groep NV..........................      16,600        181,645
 Samas-Groep NV, Zaandam................      24,730        124,233
 *Seagull Holding NV....................       2,000          4,576
 *Semiconductor Industries NV...........      55,700        269,840
 #Smit International NV.................      10,206        195,336
 Stork NV...............................      74,187        447,959
 *Textielgroep Twenthe NV...............       1,200          2,984
 *Tulip Computers NV....................      38,643         12,685
 Twentsche Kabel Holding NV.............      17,500        170,777
 *Univar NV.............................      19,493         98,894
 *Versatel Telecom International NV.....      31,200          8,690
 *Vredestein NV.........................      50,370        187,899
 Wegener Arcade NV .....................      95,300        426,606
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $19,138,136)....................                 14,202,071
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *#Versatel Telecom International
   Warrants 10/08/04
   (Cost $308)..........................      31,200          1,552
                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $19,138,444)....................                 14,203,623
                                                       ------------
GREECE -- (2.4%)
COMMON STOCKS -- (2.4%)
 Aegek..................................     229,434        552,325
 Agrotiki Insurance S.A.................       6,880         43,117
 Alcatel Cables Hellas S.A..............       9,470         43,334
 *Allatini Industrial & Commercial Co...      31,200         80,385
 *Alpha Leasing.........................      84,615        452,847
 Alte Technological Co. S.A.............     105,400        123,721
 *Altec Information & Communication
   Systems S.A..........................     281,200        391,620
 Aluminum of Attica S.A.................     223,048        181,942
 *Anek Lines S.A........................     148,399        197,814
 Arcadia Metal Industry C. Rokas S.A....      45,611        208,713
 *Aspis Pronia General Insurance S.A....     122,500        168,166
 Athens Water & Sewerage Public Co......      58,200        238,529
 Attica Enterprises S.A. Holdings.......     295,174        825,099
 Atti-Kat S.A...........................     274,218        250,961
 *Bitros Holdings S.A...................      47,100        109,637
 Delta Dairy S.A........................      64,300        383,781
 Edrassi C. Psallidas S.A...............      46,506        156,368
 Egnatia Bank S.A.......................      31,510         88,080
 *Ergas S.A.............................      42,506         24,947
 *Etba Leasing S.A......................      37,754         77,742
 *Etma Rayon S.A........................      24,176         32,226
 *Euro Reliance General Insurance.......       4,200          6,267
 *Europaiki Techniki....................      50,500         46,719
 Fourlis S.A............................     138,000        168,852
 Frigoglass S.A.........................      96,100        281,056
 General Hellenic Bank..................      71,359        336,472
                                            SHARES        VALUE+
                                            ------        ------
 *Gnomon Construction S.A...............      82,688   $     74,852
 *Hatziioannou S.A......................      97,400        140,491
 Hellas Can Packaging Manufacturers
   S.A..................................      64,287        322,311
 Hellenic Cables S.A....................      72,128        157,851
 Hellenic Fabrics S.A...................      40,000        162,346
 Heremes S.A Building Enterprises.......      21,014         65,639
 Intracom S.A...........................     179,726      1,015,502
 Kalpinis Simos Steel Service Center....      25,338         78,641
 *Keranis Holdings SA...................      42,900         37,981
 Knitwear Factory Maxim C.M.............      32,760         32,915
 *Lambrakis Press S.A...................     200,200        529,746
 Lavipharm S.A..........................     104,516        172,589
 Light Metals Industry..................      61,348        113,510
 Loulis Mills S.A.......................      32,208        102,526
 *Maritime Company of Lesvos S.A........      69,700         56,855
 Mesochoritis Bros. Construction Co.....      48,100         37,322
 Michaniki S.A..........................     148,299        314,224
 *Minoan Lines S.A......................     188,627        245,808
 Mochlos S.A............................     128,600        104,900
 Mytilineos Holdings S.A................     108,870        311,905
 Nikas S.A..............................      35,183        138,596
 Notos Com.Holdings S.A.................      11,808         22,200
 *P.D. Papoutsanis S.A..................      10,660         10,816
 Pantechniki S.A........................     383,860        232,929
 *Pegasus Publishing & Printing S.A.....      84,220        178,450
 *Petzetakis S.A........................      54,200         83,570
 Proodeftiki Technical Co...............     107,200         93,842
 *Sanyo Hellas S.A......................     226,436        218,494
 *Sarantis S.A..........................      50,000        121,362
 Sato S.A...............................      49,860         48,607
 Selected Textile Industry Assoc. S.A...      83,000        144,490
 *Sfakianakis S.A.......................      19,670         42,852
 *Sheet Steel S.A.......................      45,900         35,615
 Shelman................................     101,118        151,889
 Spyroy Agricultural House S.A..........      66,900        117,128
 *Stabilton S.A.........................     221,900         48,563
 *Strintzis Shipping Lines S.A..........     279,236        316,663
 Technical Olympic S.A..................     365,280      1,140,978
 *Technodomi M.Travlos Br. Com. &
   Constr. Co. S.A......................      23,730         14,164
 Terna Tourist Technical & Maritime
   S.A..................................      33,100        125,780
 Themeliodomi...........................     100,260        404,926
 Thrace Plastics Co. S.A................     109,300        182,663
 Veterin................................      40,396        121,358
 *Vioter S.A............................      30,645         53,043
 *Vis Container Manufacturing Co........       3,111          9,718
 Zampa S.A..............................       1,750         27,296
                                                       ------------
TOTAL -- GREECE
  (Cost $16,697,734)....................                 13,634,626
                                                       ------------
FINLAND -- (2.1%)
COMMON STOCKS -- (2.1%)
 Amer-Yhtymae Oyj Series A..............      80,600      2,620,226
 *Aspocomp Group P.L.C..................      20,000        140,262
 Bank of Aland, Ltd.....................       5,700         99,171
 *Benefon Oy............................      19,000         15,499
 *Efore Oy..............................       9,400         10,192
 Eimo Oyj...............................      33,108         42,486
 *Eq Online Oyj.........................      16,700         27,909

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *Evox Rifa Group Oyj...................     120,395   $      8,384
 Finnair Oyj............................     153,300        609,991
 *Finvest Oyj...........................     120,395         16,767
 HK Ruokatalo Oy Series A...............      16,100         86,005
 *Honkarakenne Oy Series B..............      15,900         58,522
 Huhtamaki Van Leer Oyj.................     178,400      1,641,565
 Ilkka-Yhtyma Oyj.......................       2,400         52,524
 Julius Tallberg-Kiinteistoet Oy,
   Helsinki Series B....................      11,601         58,394
 Kemira Oyj.............................     123,100        808,209
 Kesko Oyj..............................      55,800        652,219
 Laennen Tehtaat Oy.....................      12,500        121,859
 Lemminkainen Oy........................      23,600        380,320
 Leo Longlife Oy........................      15,600         81,471
 Metsaemarkka Oyj Series B..............       1,300          7,371
 Okobank Class A........................      61,140        894,055
 Olvi Oyj Series A......................       7,500        152,946
 Partek Oyj.............................      88,300      1,343,921
 *Polar Real Estate Corp. Series K......     302,400        159,433
 Raisio Group P.L.C. Series V...........      42,000         48,883
 #Rautaruukki Oyj Series K..............     237,100        801,922
 Raute Oy Series A......................      11,200         94,702
 Tamfelt Oyj............................         700         18,662
 Tamro Oyj..............................      33,400        122,933
 Tulikivi Oy............................       5,900        120,258
 Turkistuottajat Oy.....................         500          4,228
 Yit-Yhtymae Oyj........................      53,100        897,977
                                                       ------------
TOTAL -- FINLAND
  (Cost $10,133,475)....................                 12,199,266
                                                       ------------
DENMARK -- (1.8%)
COMMON STOCKS -- (1.8%)
 AS Dampskibsselsk Torm.................      36,570        257,187
 Aarhus Oliefabrik A.S. Aeries A........       6,770        270,252
 *Alm. Brand A.S........................      35,055        328,710
 Amagerbanken A.S.......................       3,842        265,051
 Ambu International A.S. Series B.......         608         27,692
 Amtssparekassen Fyn A.S................       4,181        270,515
 *Andersen & Martini Series B...........       3,500         10,549
 *Bording (F.E.) A.S. Series B..........         475          9,544
 Brodrene Hartmann A.S. Series B........      13,560        217,974
 *Chemitalic A.S........................       2,230          5,377
 *Codan A.S.............................      52,875        761,418
 DFDS A.S., Copenhagen..................       8,420        156,780
 Dalhoff, Larsen & Hornemann A.S. Series
   B....................................       1,813         36,915
 *Denka Holding A.S.....................         400         25,720
 Djursland Bank.........................         473         50,689
 *East Asiatic Co., Ltd.................      46,252      1,028,497
 Egnsbank Han Herred....................       3,181         95,876
 Egnsbank Nord A.S......................       1,203         95,078
 *FLS Industries........................      56,066        420,583
 *Foras Holding A.S. Series A...........      19,779        118,699
 *Forstaedernes Bank....................       6,931        179,192
 *Gn Great Nordic A.S...................      11,420         35,338
 Haandvaerkerbanken I Naestved..........         622         41,661
 *Harboes Bryggeri A.S..................         460         29,886
 Hedegaard (Peder P.) A.S...............       1,406         63,283
 Henriksen Og Henriksen Holding A.S.
   Series B.............................         500         46,885
 Hoejgaard Holding A.S. Series B........       7,075        170,594
                                            SHARES        VALUE+
                                            ------        ------
 *Junckers (F.) Industrier A.S..........       3,475   $     32,585
 *Kompan A.S............................         310         16,818
 *Korn-Og Foderstof Kompagnet A.S.......      26,230        562,189
 *Lan & Spar Bank A.S...................       5,706        168,923
 Lokalbanken I Nordsjaelland A.S........         690         60,080
 *Migatronic Series B...................       1,294         16,901
 Moens Bank A.S.........................         424         21,299
 Morso Bank.............................         240         18,422
 *NTR Holdings A.S......................       1,650          6,189
 Naestved Diskontobanken................         976         85,963
 #Nordiske Kabel-Og Traadfabrikker
   Holding A.S..........................      26,325        229,217
 Nordvestbank...........................       1,060        119,275
 Norresundby Bank.......................         439         67,628
 *Obtec A.S.............................         510         17,199
 Ove Arkil Series B.....................         680         47,367
 Per Aarsleff A.S. Series B.............       2,240         54,011
 *Rederiet Knud I. Larsen A.S...........       3,619              0
 *Ringkjobing Landbobank................       2,565        247,391
 Ringkjoebing Bank......................         688         87,093
 *Salling Bank..........................         500         20,897
 Sanistal A.S. Series B.................         920         27,113
 *Scanbox Danmark A.S. Series B.........       3,400            879
 Skaelskor Bank.........................         540         36,892
 Skjern Bank A.S........................         306         39,146
 *Spaencom A.S..........................         300         14,065
 Spar Nord Holding......................      11,919        522,098
 Sparbank Vest A.S......................       2,374        182,858
 Sparekassen Faaborg A.S................       1,634        172,919
 Sydbank A.S............................      17,570      1,127,383
 *Topdanmark A.S........................      24,600        603,046
 *Torsana A.S. Series B.................         200          3,483
 Totalbanken A.S........................         600         38,580
 VT Holdings Shares B...................       4,200        128,277
 Vestfyns Bank..........................         500         24,179
 *Vestjysk Bank.........................       1,576        105,558
 *Wessel & Vett Magasin du Nord A.S.
   Series C.............................       6,498        222,835
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $11,874,783)....................                 10,148,703
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $21,099).......................                     21,272
                                                       ------------
TOTAL -- DENMARK
  (Cost $11,895,882)....................                 10,169,975
                                                       ------------
BELGIUM -- (1.7%)
COMMON STOCKS -- (1.7%)
 Banque Nationale de Belgique...........         749      2,019,169
 Bekaert SA.............................      34,000      1,413,087
 CFE (Compagnie Francois
   d'Entreprises).......................       2,996        576,693
 Cie Martime Belge SA...................      28,600      1,365,617
 Cofinimmo SA...........................      15,405      1,486,466
 Engrais Rosier SA......................         200         12,952
 Floridienne NV.........................       1,900         90,723
 *Immobel (Cie Immobiliere de Belgique
   SA)..................................      17,260        632,703
 *#Ion Beam Application SA..............      52,900        308,372
 *Ipso-Ilg SA...........................       7,200         26,501
 *Papeteries de Catala SA...............         450         42,526

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Plantations Nord-Sumatra SA............         421   $     63,280
 *Quick Restaurants SA..................      10,952        104,589
 Recticel SA............................      58,686        560,438
 Sapec SA...............................       6,401        219,679
 Societe Belge Des Betons SA............      12,520        410,998
 Solvus SA..............................      17,100        102,063
 *Spector Photo Group SA................      11,701        125,128
 *Systemat SA...........................       7,600         39,691
 Telindus Group SA......................      87,500        390,819
                                                       ------------
TOTAL -- BELGIUM
  (Cost $10,980,860)....................                  9,991,494
                                                       ------------
NORWAY -- (1.7%)
COMMON STOCKS -- (1.7%)
 Askia Invest ASA.......................      93,000         33,779
 Awilco ASA Series A....................      45,200         93,814
 #Bonheur ASA...........................      37,055        389,603
 *Brovig Asa............................         634            150
 *C. Tybring-Gjedde ASA.................     125,400          9,418
 *Choice Hotel Scandinavia ASA..........      13,000         30,887
 Dale of Norway Holding ASA.............      18,200         23,609
 *Den Norske Oljeselkapet...............     154,800        336,087
 Farstad Shipping ASA...................      65,000        372,775
 *Fred Olsen Energy ASA.................     210,000        427,258
 Ganger Rolf ASA........................      29,450        297,578
 *Gresvig ASA...........................      13,300         42,133
 Hafslund ASA...........................      45,500        173,962
 *Home Invest ASA.......................       7,066          6,754
 Hydralift AS...........................      15,000        108,555
 *Kenor ASA.............................     124,077         60,993
 *Kvaerner ASA..........................   1,024,049        594,284
 *Kverneland ASA........................      23,857        286,670
 Leif Hoegh & Co. ASA...................      94,700      1,086,209
 *Merkantildata ASA.....................     696,400        532,514
 *Nera ASA..............................     450,611        584,534
 Nordlandsbanken ASA....................      67,232        256,132
 *Ocean Rig ASA.........................     572,170         81,254
 Odfjell ASA Series A...................      77,674      1,124,258
 *#Pan Fish ASA.........................     629,650         72,221
 *Petrolia Drilling ASA.................      73,000          3,389
 *Raufoss Ammunisjonfabrikker ASA.......       3,100          4,870
 *SAS AB................................      38,000        243,874
 *Sagatex Holding ASA...................      18,200          9,692
 *Scana Industrier ASA..................      33,500          1,052
 *Sensonor ASA..........................      97,954         31,298
 *Sinvest ASA...........................     218,372          2,684
 Smedvig ASA Series A...................     200,600      1,068,267
 *Software Innovation ASA...............       6,709         15,574
 *Tandberg Data ASA.....................      62,700         20,120
 *Tandberg Television ASA...............     209,900        194,897
 Veidekke ASA...........................       7,000         43,012
 Wilhelmshaven (Wilhelm), Ltd. ASA......      86,000      1,174,310
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $15,099,567)....................                  9,838,470
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $39,376).......................                     42,608
                                                       ------------
                                            SHARES        VALUE+
                                            ------        ------
RIGHTS/WARRANTS -- (0.0%)
 *Crystal Production Rights 12/02/02....       4,198   $          0
 *Sensonor ASA Rights 12/11/02..........      97,954          1,070
                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                      1,070
                                                       ------------
TOTAL -- NORWAY
  (Cost $15,138,943)....................                  9,882,148
                                                       ------------
AUSTRIA -- (1.3%)
COMMON STOCKS -- (1.3%)
 Allgemeine Sparkasse Baugesellschaft...         120         11,762
 *Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft......      86,666        607,798
 BBAG Oesterreichische Brau-
   Beteiligungs AG......................      20,882      1,258,828
 Bau Holding AG.........................      15,853        725,422
 Bohler Uddeholm AG.....................      28,039      1,248,180
 Brau Union Goess-Reinighaus AG.........      23,900      1,204,439
 Constantia-Iso Holding AG..............      17,000        104,679
 Flughafen Wien AG......................      37,104      1,229,098
 Frauenthal Keramik AG..................       1,308         19,517
 *General Partners Inmobilienbesitz AG..       5,900          9,038
 Linz Textil Holding AG.................         200         31,037
 *Rhi AG, Wien..........................      31,752        205,308
 Rosenbauer International AG............       1,462         36,359
 Va Technologie AG......................      38,234        608,543
                                                       ------------
TOTAL -- AUSTRIA
  (Cost $7,847,955).....................                  7,300,008
                                                       ------------
NEW ZEALAND -- (1.3%)
COMMON STOCKS -- (1.2%)
 *AFFCO Holdings, Ltd...................   1,757,760        129,774
 CDL Hotels NZ, Ltd.....................   1,072,200        128,367
 *CDL Investments NZ, Ltd...............     602,590         54,108
 *Cedenco Foods, Ltd....................      42,000         37,084
 Colonial Motor Co., Ltd................      77,580        118,037
 *Evergreen Forests, Ltd................     470,500        119,701
 Fisher & Paykel Apppliances Holdings,
   Ltd..................................      32,853        172,900
 Fletcher Building, Ltd.................     248,397        396,519
 *Fletcher Challenge Forests, Ltd.......   3,279,300        343,532
 Hellaby Holdings, Ltd..................     149,400        219,857
 Independent Newspapers, Ltd.
   (Auckland)...........................   1,456,541      2,078,051
 *Kingsgate International Corp., Ltd....   1,021,800         96,847
 *Met Lifecare, Ltd.....................     161,905         85,612
 *New Zealand Oil & Gas, Ltd............     290,746         49,313
 New Zealand Refining Co., Ltd..........      12,100        106,838
 Owens Group, Ltd.......................      86,200         33,540
 *Pan Pacific Petroleum NL..............     290,746         18,855
 Pyne Gould Guinness, Ltd...............      13,948          7,793
 *Richina Pacific, Ltd..................     204,626         58,184
 Sanford, Ltd...........................     293,500        710,096
 South Port New Zealand, Ltd............      71,088         55,321
 Steel & Tube Holdings, Ltd.............     250,000        389,101
 *Tasman Agriculture, Ltd...............     228,576         62,713
 *Tasman Farms..........................     228,576              0
 Taylors Group, Ltd.....................      42,000         31,637
 Tourism Holdings, Ltd..................     259,221        138,363
 Tower, Ltd.............................     620,375        526,103

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *Trans Tasman Properties, Ltd..........   1,687,140   $    201,990
 *#Tranz Rail Holdings, Ltd.............     494,400        251,562
 Williams & Kettle, Ltd.................      45,022         90,959
 Wrightson, Ltd.........................     480,700        306,939
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $7,217,686).....................                  7,019,696
                                                       ------------

                                             FACE
                                           AMOUNT@        VALUE+
                                           -------        ------
                                            (000)
BONDS -- (0.1%)
Capital Properties New Zealand, Ltd.
  Notes
    8.500%, 04/15/05
      (Cost $144,704)...................         320        161,917
                                                       ------------

                                            SHARES
                                            ------
RIGHTS/WARRANTS -- (0.0%)
 *Tranz Rail Holdings, Ltd. Rights
   12/13/02
   (Cost $135,858)......................     353,142         45,803
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $2,663)........................                      2,700
                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $7,500,911).....................                  7,230,116
                                                       ------------
IRELAND -- (1.0%)
COMMON STOCKS -- (1.0%)
 Abbey P.L.C............................      82,403        381,169
 *Arcon International Resources P.L.C...     441,600         17,572
 Ardagh P.L.C...........................      77,019         91,939
 Arnotts P.L.C..........................      58,438        563,883
 *Barlo Group P.L.C.....................     582,616        121,709
 *Dragon Oil P.L.C......................     555,000        110,419
 *Dunloe Ewart P.L.C....................   1,266,154        604,574
 *Elan Corp. P.L.C......................      59,000        152,597
 Greencore Group P.L.C..................     162,495        431,591
 Heiton Holdings P.L.C..................     161,225        352,839
 IFG Group P.L.C........................     237,107        115,574
 *ITG Group P.L.C.......................     109,121        249,665
 *Iona Technologies P.L.C...............     117,113        384,451
 Irish Continental Group P.L.C..........      88,000        590,892
 Jurys Hotel Group P.L.C................     201,596      1,419,831
 *Oakhill Group P.L.C...................      69,119          5,501
                                            SHARES        VALUE+
                                            ------        ------
 Readymix P.L.C.........................      80,250   $    103,779
 Ryan Hotels P.L.C......................     266,360        166,929
                                                       ------------
TOTAL -- IRELAND
  (Cost $6,698,952).....................                  5,864,914
                                                       ------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 *Euro Currency
   (Cost $747,766)......................                    749,687
                                                       ------------
CANADA -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 *Canadian Dollars
   (Cost $333,861)......................                    339,081
                                                       ------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *MBF Holdings Berhad...................   1,521,000         82,054
 *Promet Berhad.........................     201,000         15,339
 *Rekapacific Berhad....................     130,000         15,737
 *Saship Holdings Berhad................     361,000         84,550
 *Silverstone Berhad....................      66,920              0
 *Wing Tiek Holdings Berhad.............      86,000         20,142
                                                       ------------
TOTAL -- MALAYSIA
  (Cost $964,760).......................                    217,822
                                                       ------------

                                             FACE
                                            AMOUNT
                                            ------
                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (3.1%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $18,539,000 FMC
   Discount Notes 1.30%, 12/17/02,
   valued at $18,336,051) to be
   repurchased at $18,066,822
   (Cost $18,065,000)...................  $   18,065     18,065,000
                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $730,801,101)++.................               $574,824,561
                                                       ============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $731,489,368.
  @  Denominated in local currency or the euro.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            SCHEDULES OF INVESTMENTS
                           EMERGING MARKETS PORTFOLIO

                               NOVEMBER 30, 2002

                                                         VALUE+
                                                         ------
Investment in The Emerging Markets
 Series of The DFA Investment
 Trust Company..........................              $333,974,027
                                                      ------------
    Total Investments (100%)
     (Cost $382,233,225)++..............              $333,974,027
                                                      ============

--------------

++   The cost for federal income tax purposes is $384,220,531.

                      EMERGING MARKETS SMALL CAP PORTFOLIO

                               NOVEMBER 30, 2002

                                                        VALUE+
                                                        ------
Investment in The Emerging Markets Small
  Cap Series of The DFA Investment
  Trust Company.........................              $26,499,283
                                                      -----------
    Total Investments (100%) (Cost
      $31,518,227)++....................              $26,499,283
                                                      ===========

--------------

++   The cost for federal income tax purposes is $31,585,143.

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO

                               NOVEMBER 30, 2002

                                            SHARES       VALUE+
                                            ------       ------
Investment in The DFA One-Year Fixed
  Income Series of The DFA Investment
  Trust Company.........................  97,391,054  $992,414,840
                                                      ------------
    Total Investments (100%)
      (Cost $970,495,658)++.............              $992,414,840
                                                      ============

--------------

++   The cost for federal income tax purposes is $975,652,059.

                   DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                               NOVEMBER 30, 2002

                                            SHARES       VALUE+
                                            ------       ------
Investment in The DFA Two-Year Global
  Fixed Income Series of The DFA
  Investment Trust Company..............  78,207,276  $799,278,361
                                                      ------------
    Total Investments (100%)
      (Cost $779,305,261)++.............              $799,278,361
                                                      ============

--------------

++   The cost for federal income tax purposes is $787,403,923.

--------------

+    See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                       DFA FIVE-YEAR GOVERNMENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                           FACE
                                          AMOUNT       VALUE+
                                          ------       ------
                                           (000)
AGENCY OBLIGATIONS -- (99.5%)
Federal Farm Credit Bank
    5.125%, 09/06/06....................  $4,000    $  4,263,804
    6.380%, 11/27/06....................   7,000       7,777,854
    4.875%, 12/19/06....................  24,420      25,774,211
    4.700%, 06/13/07....................   4,330       4,538,321
Federal Home Loan Bank
    5.125%, 03/06/06....................   2,000       2,141,394
    3.500%, 08/15/06....................   2,000       2,019,914
    5.250%, 08/15/06....................  83,000      88,857,808
    4.125%, 11/15/06....................   8,000       8,225,320
    4.875%, 11/15/06....................  15,000      15,835,650
    6.500%, 11/15/06....................   3,000       3,346,167
    6.900%, 02/07/07....................  10,000      11,336,980
    4.875%, 02/15/07....................   3,000       3,166,488
    5.375%, 02/15/07....................   8,000       8,592,712
    4.875%, 05/15/07....................   7,000       7,388,479
    3.750%, 08/15/07....................  10,000      10,067,090
Student Loan Marketing Association
    5.250%, 03/15/06....................  73,875      79,081,045
Tennessee Valley Authority
    6.375%, 06/15/05....................  25,000      27,231,175
                                                    ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $297,852,468)...................             309,644,412
                                                    ------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $1,644,000 FMC
   Discount Notes 1.30%, 01/08/03,
   valued at $1,641,945) to be
   repurchased at $1,617,163
   (Cost $1,617,000)....................   1,617       1,617,000
                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $299,469,468)++.................            $311,261,412
                                                    ============

--------------------

  +  See Note B to Financial Statements.
 ++  The cost for federal income tax purposes is $299,469,468.

                See accompanying Notes to Financial Statements.

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                           FACE
                                          AMOUNT@      VALUE+
                                          -------      ------
                                           (000)
UNITED STATES -- (89.3%)
BONDS -- (62.5%)
Abbott Laboratories
    6.400%, 12/01/06....................  17,000    $ 18,675,537
Asian Development Bank
    4.875%, 02/05/07....................  20,000      21,049,400
Bank Austria AG Medium Term Notes
    5.750%, 06/08/06....................  $13,500     14,494,950
British Columbia (Province of) Corporate
  Bonds
    4.625%, 10/03/06....................  17,100      17,839,438
CDC IXIS
    4.125%, 11/21/06....................  16,000      16,360,000
Citicorp, Inc. Corporate Bonds
    5.750%, 05/10/06....................  19,300      20,609,177
Eksportfinans ASA
    5.750%, 06/06/06....................  10,000      10,703,840
European Investment Bank
    4.625%, 03/01/07....................  20,000      20,756,780
Gillette Co. Medium Term Notes
    5.000%, 12/21/06....................   8,500       8,942,000
Heller Financial, Inc. Corporate Bonds
    6.375%, 03/15/06....................  16,000      17,417,824
Inter-American Development Bank
  Corporate Bonds
    6.625%, 03/07/07....................  18,500      20,847,964
International Finance Corp.
    4.750%, 04/30/07....................  20,000      20,995,200
JP Morgan Chase & Co. Corporate Bonds
    5.625%, 08/15/06....................   9,000       9,430,182
    5.350%, 03/01/07....................   9,500       9,812,541
KFW International Finance, Inc.
    6.500%, 03/06/07....................  10,000      11,158,000
KFW International Finance, Inc.
  Corporate Bonds
    4.750%, 01/24/07....................   9,000       9,438,597
Landwirtschaft Rentenbank Corporate
  Bonds
    4.500%, 10/23/06....................  16,000      16,613,840
Merck & Co., Inc. Corporate Bonds
    5.250%, 07/01/06....................  16,000      16,974,752
Oesterreich Kontrollbank Corporate Bonds
    5.125%, 03/20/07....................  17,800      18,953,351
Procter & Gamble Co.
    4.750%, 06/15/07....................  21,000      22,028,979
Province of Ontario
    3.500%, 09/17/07....................  20,000      19,859,900
Rabobank Medium Term Notes
    4.875%, 01/25/07....................  18,500      19,413,900
Shell Finance UK
    5.000%, 07/16/07....................  20,539      21,713,831
Texaco Capital
    8.250%, 10/01/06....................   7,000       8,160,418
Total Fina ELF Capital SA
    4.750%, 06/27/07....................  18,300      19,000,890
                                           FACE
                                          AMOUNT@      VALUE+
                                          -------      ------
                                           (000)
Toyota Motor Credit Corp. Euro Medium
  Term Notes
    5.500%, 09/18/07....................  20,210    $ 21,491,516
Wal-Mart Stores, Inc. Corporate Bonds
    5.450%, 08/01/06....................  13,500      14,483,772
    8.000%, 09/15/06....................   4,775       5,511,381
Wells Fargo & Co. Corporate Bonds
    5.125%, 02/15/07....................  16,000      16,848,080
                                                    ------------
TOTAL BONDS
  (Cost $456,246,580)...................             469,586,040
                                                    ------------
AGENCY OBLIGATIONS -- (23.5%)
Federal Home Loan Bank
    4.125%, 11/15/06....................  $22,000     22,619,630
    4.875%, 11/15/06....................  37,500      39,589,125
    4.875%, 05/15/07....................  13,000      13,721,461
    3.750%, 08/15/07....................   7,000       7,046,963
Federal Home Loan Mortgage Corporation
    6.700%, 01/05/07....................   6,000       6,784,782
    4.875%, 03/15/07....................  21,000      22,241,667
Federal National Mortgage Association
    4.375%, 10/15/06....................   7,000       7,277,907
    5.000%, 01/15/07....................  42,000      44,567,376
    5.250%, 04/15/07....................  11,400      12,203,723
                                                    ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $168,066,450)...................             176,052,634
                                                    ------------
COMMERCIAL PAPER -- (3.3%)
Govco, Inc.
    1.300%, 12/18/02....................  20,000      19,988,000
Sheffield Receivables Corp.
    1.330%, 12/18/02....................   5,000       4,997,133
                                                    ------------
TOTAL COMMERCIAL PAPER
  (Cost $24,984,582)....................              24,985,133
                                                    ------------
TOTAL -- UNITED STATES
  (Cost $649,297,612)...................             670,623,807
                                                    ------------
CANADA -- (10.1%)
BONDS -- (10.1%)
Alberta Municipal Finance Authority
    4.600%, 06/01/05....................   1,800       1,172,439
British Columbia Municipal Finance
  Authority
    7.250%, 09/25/06....................  11,463       8,064,301
Canada Housing Trust
    5.100%, 09/15/07....................  32,000      20,963,883
Canada Mortgage and Housing Corp.
    5.250%, 12/01/06....................  19,400      12,826,999
Government of Canada
    7.000%, 12/01/06....................   2,600       1,830,612
Landwirtschaft Rentenbank
    4.000%, 10/04/07....................   5,000       3,118,577
Province of Alberta
    5.650%, 10/01/07....................  10,015       6,697,209
Swedish Export Credit Corp.
    5.000%, 06/28/07....................   7,000       4,554,571

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                           FACE
                                          AMOUNT@      VALUE+
                                          -------      ------
                                           (000)
Swedish Export Credit Corp. Medium Term
  Notes
    4.750%, 12/20/06....................  26,052    $ 16,912,812
                                                    ------------
TOTAL -- CANADA
  (Cost $74,655,635)....................              76,141,403
                                                    ------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $4,847,000 FMC
   Discount Notes 1.37%, 07/30/03,
   valued at $4,798,530) to be
   repurchased at $4,727,477
   (Cost $4,727,000)....................   4,727       4,727,000
                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $728,680,251)++.................            $751,492,210
                                                    ============

--------------------

  +  See Note B to Financial Statements.
 ++  The cost for federal income tax purposes is $728,680,251.
  @  Denominated in local currency or the euro.

                See accompanying Notes to Financial Statements.

               DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                           FACE
                                          AMOUNT       VALUE+
                                          ------       ------
                                           (000)
AGENCY OBLIGATIONS -- (64.5%)
Federal Farm Credit Bank
    6.300%, 08/08/07....................  $6,000    $  6,695,658
    6.400%, 10/09/07....................   2,500       2,804,507
    6.000%, 01/07/08....................   5,000       5,524,340
    6.450%, 10/07/09....................   2,000       2,250,284
    7.160%, 05/19/10....................   3,000       3,507,768
    6.700%, 11/22/10....................   2,000       2,285,430
    6.135%, 12/13/10....................   4,000       4,409,720
    5.750%, 01/18/11....................   5,000       5,393,770
    6.000%, 03/07/11....................   9,000       9,873,648
    6.740%, 04/11/11....................   1,000       1,144,249
    6.260%, 12/02/11....................   2,000       2,223,616
    6.280%, 11/26/12....................   3,000       3,344,010
    8.160%, 09/30/14....................   3,615       4,630,942
Federal Home Loan Bank
    6.375%, 08/15/06....................   8,000       8,876,368
    6.900%, 02/07/07....................   9,000      10,203,282
    6.370%, 09/26/07....................   7,425       8,317,129
    6.200%, 10/10/07....................   2,000       2,226,004
    5.895%, 01/14/08....................   2,100       2,310,021
    6.030%, 01/30/08....................   2,000       2,212,454
    7.000%, 02/15/08....................   2,000       2,308,278
    5.905%, 03/27/08....................   4,000       4,400,464
    6.185%, 05/06/08....................   1,000       1,115,456
    6.045%, 05/22/08....................   1,000       1,108,582
    5.945%, 07/28/08....................   6,000       6,617,604
    5.915%, 08/25/08....................   3,000       3,303,015
    5.800%, 09/02/08....................   3,000       3,284,952
    5.550%, 11/17/08....................   5,000       5,402,290
    5.315%, 12/23/08....................  10,000      10,673,630
    5.545%, 02/17/09....................   3,000       3,238,032
    5.950%, 03/16/09....................   5,550       6,115,223
    5.863%, 04/22/09....................   9,000       9,870,363
    6.730%, 06/22/09....................   2,500       2,867,865
    6.500%, 11/13/09....................   9,000      10,185,255
    6.625%, 11/15/10....................   1,000       1,139,146
    7.200%, 06/14/11....................   3,000       3,556,758
Federal Home Loan Mortgage Corporation
    6.480%, 12/05/11....................   2,000       2,272,896
Federal National Mortgage Association
    6.570%, 08/22/07....................   2,000       2,255,842
    6.470%, 09/25/12....................   3,410       3,850,582
                                           FACE
                                          AMOUNT       VALUE+
                                          ------       ------
                                           (000)
Student Loan Marketing Association
    5.850%, 06/01/07....................  $1,000    $  1,095,648
Tennessee Valley Authority
    5.375%, 11/13/08....................   8,000       8,541,536
    6.000%, 03/15/13....................   9,000       9,764,046
                                                    ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $171,708,768)...................             191,200,663
                                                    ------------
U.S. TREASURY OBLIGATIONS -- (35.0%)
U.S. Treasury Bonds
    11.250%, 02/15/15...................   5,000       8,085,545
    10.625%, 08/15/15...................   6,000       9,397,032
    9.875%, 11/15/15....................   6,000       8,973,750
    9.250%, 02/15/16....................   9,000      12,932,577
    7.250%, 05/15/16....................   7,000       8,667,967
    8.750%, 05/15/17....................   8,000      11,181,872
U.S. Treasury Notes
    7.000%, 07/15/06....................   2,000       2,283,438
    6.500%, 10/15/06....................   1,000       1,129,375
    6.625%, 05/15/07....................   6,000       6,866,718
    6.125%, 08/15/07....................   5,000       5,628,320
    5.625%, 05/15/08....................  11,000      12,185,074
    5.500%, 05/15/09....................   5,000       5,512,500
    6.000%, 08/15/09....................   3,000       3,388,710
    7.500%, 11/15/16....................   6,000       7,583,436
                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $96,420,333)....................             103,816,314
                                                    ------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
 Repurchase Agreement, PNC Capital Inc.
   1.21%, 12/02/02 (Collateralized by
   $1,531,000 FHLB Notes 2.06%,
   08/12/03, valued at $1,542,483) to be
   repurchased at $1,528,154
   (Cost $1,528,000)....................   1,528       1,528,000
                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $269,657,101)++.................            $296,544,977
                                                    ============

--------------------

  +  See Note B to Financial Statements.
 ++  The cost for federal income tax purposes is $269,657,101.

                See accompanying Notes to Financial Statements.

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                            FACE
                                           AMOUNT     VALUE+
                                           ------     ------
                                           (000)
MUNICIPAL BONDS -- (62.7%)
ALABAMA -- (1.4%)
Huntsville, Alabama Revenue Bonds
    4.500%, 08/01/07....................  $  1,000  $ 1,070,670
                                                    -----------
ARIZONA -- (1.4%)
Pima County, Arizona General Obligations
    5.100%, 07/01/07....................     1,000    1,097,300
                                                    -----------
COLORADO -- (1.4%)
Jefferson County, Colorado School
  District General Obligations
    5.500%, 12/15/06....................     1,000    1,113,490
                                                    -----------
DELAWARE -- (2.8%)
Delaware Transportation Authority Series
  B Revenue Bonds
    5.250%, 07/01/07....................     1,000    1,100,090
State of Delaware Series B General
  Obligations
    5.000%, 05/01/07....................     1,000    1,093,710
                                                    -----------
                                                      2,193,800
                                                    -----------
FLORIDA -- (1.3%)
Tallahassee Florida Energy Systems
    2.750%, 10/01/05....................     1,000    1,016,620
                                                    -----------
GEORGIA -- (2.9%)
State of Georgia Finance & Investment
  Committee
    5.750%, 09/01/07....................     1,000    1,129,320
State of Georgia General Obligations
    5.250%, 08/01/07....................     1,000    1,105,480
                                                    -----------
                                                      2,234,800
                                                    -----------
ILLINOIS -- (2.2%)
Chicago, Illinois Tax Increment
    5.500%, 01/01/07....................       970    1,066,602
State of Illinois First Series General
  Obligations
    5.250%, 04/01/07....................       600      657,174
                                                    -----------
                                                      1,723,776
                                                    -----------
INDIANA -- (1.4%)
Valparaiso, Indiana School Building
  Corp.
    4.500%, 01/05/07....................     1,000    1,059,960
                                                    -----------
KANSAS -- (4.2%)
Johnson County, Kansas General
  Obligations
    5.250%, 09/01/07....................     1,000    1,106,320
Kansas State Development Finance
  Authority Revenue Bonds
    5.000%, 10/01/07....................     1,000    1,094,520
                                            FACE
                                           AMOUNT     VALUE+
                                           ------     ------
                                           (000)
Wyandotte County, Kansas City, Kansas
    5.000%, 09/01/07....................  $  1,000  $ 1,092,970
                                                    -----------
                                                      3,293,810
                                                    -----------
LOUISIANA -- (3.8%)
Calcasieu Parish, Louisiana General
  Obligations
    4.600%, 08/15/06....................       700      749,532
Shreveport, Louisiana Series A
  Certificates of Indebtedness
    5.000%, 10/01/07....................     1,000    1,093,100
St. Tammany Parish, Louisiana
    6.000%, 04/01/07....................     1,000    1,124,290
                                                    -----------
                                                      2,966,922
                                                    -----------
MICHIGAN -- (2.8%)
Michigan Municipal Bond Authority
  Revenue Bonds
    5.250%, 10/01/07....................     1,000    1,110,000
Wayne County, Michigan Community College
  General Obligations
    5.000%, 07/01/07....................     1,000    1,091,240
                                                    -----------
                                                      2,201,240
                                                    -----------
MINNESOTA -- (2.8%)
State of Minnesota General Obligations
    6.000%, 08/01/05....................     1,000    1,099,200
State of Minnesota General Obligations
    5.000%, 11/01/07....................     1,000    1,100,890
                                                    -----------
                                                      2,200,090
                                                    -----------
MISSISSIPPI -- (1.4%)
Rankin County, Mississippi School
  District
    4.500%, 02/01/07....................     1,000    1,061,780
                                                    -----------
NEW HAMPSHIRE -- (1.4%)
New Hampshire State Turnpike Systems
  Revenue Bonds
    5.000%, 10/01/06....................     1,000    1,087,950
                                                    -----------
NEW JERSEY -- (1.4%)
New Jersey State Transportation Trust
  Fund Authority
    5.375%, 12/15/07....................     1,000    1,117,790
                                                    -----------
NEW MEXICO -- (0.8%)
New Mexico State Severance Tax Series A
    5.000%, 07/01/07....................       550      600,919
                                                    -----------
NEW YORK -- (2.9%)
Long Island Power Authority Series A
  Revenue Bonds
    5.250%, 12/01/05....................     1,000    1,089,360

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                            FACE
                                           AMOUNT     VALUE+
                                           ------     ------
                                           (000)
Municipal Assistance Corp. for the City
of New York
    6.000%, 07/01/07....................  $  1,000  $ 1,134,780
                                                    -----------
                                                      2,224,140
                                                    -----------
OHIO -- (2.9%)
Franklin County, Ohio General
  Obligations
    5.500%, 12/01/07....................     1,000    1,126,690
State of Ohio Highway Improvement
  General Obligations
    5.500%, 05/01/07....................     1,000    1,111,720
                                                    -----------
                                                      2,238,410
                                                    -----------
OREGON -- (1.3%)
Oregon State Department of
  Transportation Revenue Bonds
    5.000%, 11/15/06....................       900      984,411
                                                    -----------
PENNSYLVANIA -- (6.0%)
Allegheny County, Pennsylvania
  Sanitation Authority
    5.000%, 12/01/07....................     1,000    1,099,100
Berks County, Pennsylvania General
  Obligations
    6.350%, 11/15/07....................     1,500    1,740,255
Pittsburgh, Pennsylvania School District
  General Obligations
    5.000%, 09/01/07....................     1,000    1,094,360
State of Pennsylvania General
  Obligations
    5.000%, 01/15/07....................       650      704,373
                                                    -----------
                                                      4,638,088
                                                    -----------
SOUTH CAROLINA -- (1.5%)
Piedmont Municipal Power Agency Electric
  Revenue Bonds Series 1985B
    6.125%, 01/01/07....................     1,000    1,122,650
                                                    -----------
TENNESSEE -- (1.4%)
Metro Government Nashville & Davidson
  Counties General Obligations
    5.250%, 10/15/07....................     1,000    1,107,960
                                                    -----------
TEXAS -- (4.9%)
Austin, Texas Electric Utility Systems
  Revenue Bonds
    5.000%, 11/15/05....................     1,000    1,078,870
Dallas Fort Worth, Texas International
  Airport Revenue Bonds
    5.500%, 11/01/07....................     1,000    1,096,710
Houston,Texas Public Improvement General
  Obligations
    5.500%, 03/01/06....................       500      544,775
San Antonio, Texas General Improvement
  General Obligations
    5.000%, 08/01/07....................     1,000    1,090,060
                                                    -----------
                                                      3,810,415
                                                    -----------
                                            FACE
                                           AMOUNT     VALUE+
                                           ------     ------
                                           (000)
UTAH -- (1.4%)
Salt Lake City, Utah General Obligations
    5.250%, 06/15/07....................  $  1,000  $ 1,102,760
                                                    -----------
VERMONT -- (1.4%)
Vermont Public Power Supply Authority
    4.000%, 07/01/07....................     1,000    1,046,420
                                                    -----------
VIRGINIA -- (1.4%)
Richmond, Virginia General Obligations
    5.000%, 07/15/07....................     1,000    1,094,230
                                                    -----------
WASHINGTON -- (1.4%)
State of Washington General Obligations
    5.500%, 09/01/07....................     1,000    1,111,240
                                                    -----------
WISCONSIN -- (2.8%)
Muskego Norway, Wisconsin School General
  Obligations
    5.000%, 04/01/07....................     1,000    1,084,340
State of Wisconsin General Obligations
    5.000%, 05/01/07....................     1,000    1,088,500
                                                    -----------
                                                      2,172,840
                                                    -----------
TOTAL MUNICIPAL BONDS
  (Cost $49,049,538)....................             48,694,481
                                                    -----------
TAX EXEMPT COMMERCIAL
  PAPER -- (36.1%)
ARIZONA -- (2.6%)
City of Mesa, Arizona Municipal
  Development
    1.350%, 12/04/02....................     1,000    1,000,000
Salt River Project Agriculture
  Improvement
    1.300%, 12/20/02....................     1,000    1,000,000
                                                    -----------
                                                      2,000,000
                                                    -----------
CALIFORNIA -- (6.4%)
California Dept. of Water Resources
    1.050%, 01/08/03....................     1,001    1,001,000
Orange County, California Water District
    1.100%, 01/02/03....................     1,000    1,000,000
East Bay Mud, California Waters
    1.500%, 12/02/02....................     1,000    1,000,000
Orange County, California Water District
    1.250%, 01/06/03....................     1,000    1,000,000
Sacramento Muni Utility District
    1.650%, 12/05/02....................     1,000    1,000,000
                                                    -----------
                                                      5,001,000
                                                    -----------
CONNECTICUT -- (1.3%)
State of Connecticut Health Education
    1.500%, 12/09/02....................     1,000    1,000,000
                                                    -----------
FLORIDA -- (5.1%)
Broward County, Florida Sales Tax
    1.250%, 12/19/02....................     1,000    1,000,000
City of Gainesville, Florida
    1.200%, 12/18/02....................     1,000    1,000,000

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                            FACE
                                           AMOUNT     VALUE+
                                           ------     ------
                                           (000)
Pinellas County Education Facility
  Authority
    1.750%, 12/04/02....................  $  1,000  $ 1,000,000
Sunshine State Government Finance
  Committee
    1.300%, 12/12/02....................     1,000    1,000,000
                                                    -----------
                                                      4,000,000
                                                    -----------
LOUISIANA -- (2.6%)
Louisiana Public Facility Authority
    1.750%, 12/03/02....................     1,000    1,000,000
State of Louisiana
    1.250%, 01/07/03....................     1,000    1,000,000
                                                    -----------
                                                      2,000,000
                                                    -----------
MARYLAND -- (1.3%)
Johns Hopkins University
    1.350%, 12/04/02....................     1,000    1,000,000
                                                    -----------
MASSACHUSETTS -- (1.3%)
Massachusetts Water Resource
    1.300%, 12/17/02....................     1,000    1,000,000
                                                    -----------
MICHIGAN -- (1.3%)
Regents of the University of Michigan
    1.250%, 12/02/02....................     1,000    1,000,000
                                                    -----------
NEBRASKA -- (1.3%)
Omaha Public Power District
    1.450%, 12/06/02....................     1,000    1,000,000
                                                    -----------
NEVADA -- (2.6%)
Clark County, Nevada Highway
    1.600%, 12/03/02....................     1,000    1,000,000
Las Vegas, Nevada Valley Water District
    1.350%, 12/10/02....................     1,000    1,000,000
                                                    -----------
                                                      2,000,000
                                                    -----------
NEW YORK -- (1.3%)
N.Y.C. Municipal Water Finance
    1.350%, 12/11/02....................     1,000    1,000,000
                                                    -----------
                                            FACE
                                           AMOUNT     VALUE+
                                           ------     ------
                                           (000)
OHIO -- (1.3%)
Ohio State University
    1.250%, 12/11/02....................  $  1,000  $ 1,000,000
                                                    -----------
SOUTH CAROLINA -- (1.3%)
South Carolina Public Services
    1.600%, 12/09/02....................     1,000    1,000,000
                                                    -----------
TENNESSEE -- (1.3%)
Tennessee State School Board
    1.400%, 12/05/02....................     1,000    1,000,000
                                                    -----------
TEXAS -- (3.8%)
Dallas Area Rapid Transit
    1.350%, 12/13/02....................     1,000    1,000,000
Texas Public Finance Authority
    1.300%, 12/16/02....................     1,000    1,000,000
University of Texas Board of Regents
    1.600%, 12/10/02....................     1,000    1,000,000
                                                    -----------
                                                      3,000,000
                                                    -----------
UTAH -- (1.3%)
Intermountain Power Agency
    1.350%, 12/09/02....................     1,000    1,000,000
                                                    -----------
TOTAL TAX EXEMPT COMMERCIAL PAPER
  (Cost $28,001,000)....................             28,001,000
                                                    -----------

                                           SHARES
                                           ------
TEMPORARY CASH
  INVESTMENTS -- (1.2%)
 Wilmington Tax Exempt Portfolio -
   Investor Shares
   (Cost $954,938)......................   954,938      954,938
                                                    -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $78,005,476)++..................            $77,650,419
                                                    ===========

--------------------

  +  See Note B to Financial Statements.
 ++  The cost for federal income tax purposes is $78,005,476.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                   U.S.       ENHANCED       U.S.         U.S.
                                   LARGE     U.S. LARGE      LARGE      SMALL XM
                                  COMPANY      COMPANY     CAP VALUE     VALUE
                                 PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO
                                -----------  -----------  -----------  ----------
ASSETS:
Investments at Value..........  $   775,797  $   101,336  $ 1,176,898  $   66,951
Receivable for Fund Shares
  Sold........................        1,384           95        2,901          15
Prepaid Expenses and Other
  Assets......................           25           13            9          21
                                -----------  -----------  -----------  ----------
    Total Assets..............      777,206      101,444    1,179,808      66,987
                                -----------  -----------  -----------  ----------
LIABILITIES:
Payables:
  Investment Securities
    Purchased.................        1,265           95        2,609           1
  Fund Shares Redeemed........          119           --          292          14
  Due to Advisor..............           22           12          137          11
Accrued Expenses and Other
  Liabilities.................           31            8           59           7
                                -----------  -----------  -----------  ----------
    Total Liabilities.........        1,437          115        3,097          33
                                -----------  -----------  -----------  ----------
NET ASSETS....................  $   775,769  $   101,329  $ 1,176,711  $   66,954
                                ===========  ===========  ===========  ==========
SHARES OUTSTANDING $.01 PAR
  VALUE.......................   28,149,880   13,683,575   86,361,494   5,395,110
                                ===========  ===========  ===========  ==========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE..  $     27.56  $      7.41  $     13.63  $    12.41
                                ===========  ===========  ===========  ==========
Investments at Cost...........  $   761,380  $   126,999  $ 1,186,539  $   66,117
                                ===========  ===========  ===========  ==========

                                    U.S.         U.S.          U.S.          DFA
                                 SMALL CAP       SMALL        MICRO      REAL ESTATE
                                   VALUE          CAP          CAP       SECURITIES
                                 PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
                                ------------  -----------  ------------  -----------
ASSETS:
Investments at Value..........  $  2,973,381  $   647,056  $  1,610,145  $   425,237
Collateral for Securities
  Loaned......................            --           --            --        4,084
Receivables:
  Investment Securities
    Sold......................        12,388           --            --           --
  Dividends and Interest......            --           --            --          488
  Fund Shares Sold............         2,002          734         1,594          722
Prepaid Expenses and Other
  Assets......................            50            1             3           24
                                ------------  -----------  ------------  -----------
    Total Assets..............     2,987,821      647,791     1,611,742      430,555
                                ------------  -----------  ------------  -----------
LIABILITIES:
Payables:
  Collateral on Securities
    Loaned....................            --           --            --        4,084
  Investment Securities
    Purchased.................            --          647         1,166       13,040
  Fund Shares Redeemed........        14,390           87           428           16
  Due to Advisor..............           707          164           512          100
Accrued Expenses and Other
  Liabilities.................            73           21           164           51
                                ------------  -----------  ------------  -----------
    Total Liabilities.........        15,170          919         2,270       17,291
                                ------------  -----------  ------------  -----------
NET ASSETS....................  $  2,972,651  $   646,872  $  1,609,472  $   413,264
                                ============  ===========  ============  ===========
SHARES OUTSTANDING $.01 PAR
  VALUE.......................   167,903,406   54,035,173   177,540,279   27,711,761
                                ============  ===========  ============  ===========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  SHARE.......................  $      17.70  $     11.97  $       9.07  $     14.91
                                ============  ===========  ============  ===========
Investments at Cost...........  $  2,776,498  $   723,106  $  1,549,558  $   395,583
                                ============  ===========  ============  ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                    LARGE      INTERNATIONAL   JAPANESE   PACIFIC RIM
                                     CAP           SMALL        SMALL        SMALL
                                INTERNATIONAL     COMPANY      COMPANY      COMPANY
                                  PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO
                                -------------  -------------  ----------  -----------
ASSETS:
Investments at Value..........   $   336,220    $   464,334   $   51,836  $   54,199
Collateral for Securities
  Loaned......................         9,982             --           --          --
Cash..........................            15             15           --          --
Receivables:
  Investment Securities
    Sold......................             5             --           22          29
  Dividends, Interest, and Tax
    Reclaims..................           935             --           --          --
  Securities Lending..........             7             --           --          --
  Fund Shares Sold............           387            806           --           7
Prepaid Expenses and Other
  Assets......................            10              6            5           4
                                 -----------    -----------   ----------  ----------
    Total Assets..............       347,561        465,161       51,863      54,239
                                 -----------    -----------   ----------  ----------
LIABILITIES:
Payables:
  Collateral for Securities
    Loaned....................         9,982             --           --          --
  Fund Shares Redeemed........            80            408           22          36
  Due to Advisor..............            68            151           17          14
Accrued Expenses and Other
  Liabilities.................            64             24            5           4
                                 -----------    -----------   ----------  ----------
    Total Liabilities.........        10,194            583           44          54
                                 -----------    -----------   ----------  ----------
NET ASSETS....................   $   337,367    $   464,578   $   51,819  $   54,185
                                 ===========    ===========   ==========  ==========
SHARES OUTSTANDING $.01 PAR
  VALUE.......................    27,882,789     62,716,631    6,922,714   6,843,960
                                 ===========    ===========   ==========  ==========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE..   $     12.10    $      7.41   $     7.49  $     7.92
                                 ===========    ===========   ==========  ==========
Investments at Cost...........   $   421,991    $   564,547   $  212,430  $  101,790
                                 ===========    ===========   ==========  ==========

                                                                 DFA
                                   UNITED      CONTINENTAL  INTERNATIONAL
                                KINGDOM SMALL     SMALL       SMALL CAP     EMERGING
                                   COMPANY       COMPANY        VALUE        MARKETS
                                  PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                -------------  -----------  -------------  -----------
ASSETS:
Investments at Value..........   $   28,992    $   60,757    $   574,825   $   333,974
Collateral for Securities
  Loaned......................           --            --        119,572            --
Cash..........................           --            --             14            --
Receivables:
  Investment Securities
    Sold......................           21            35            266            --
  Dividends, Interest and Tax
    Reclaims..................           --            --          1,817            --
  Securities Lending..........           --            --             62            --
  Fund Shares Sold............           --            --            716           458
Prepaid Expenses and Other
  Assets......................            3            13              8            12
                                 ----------    ----------    -----------   -----------
    Total Assets..............       29,016        60,805        697,280       334,444
                                 ----------    ----------    -----------   -----------
LIABILITIES:
Payables:
  Collateral on Securities
    Loaned....................           --            --        119,572            --
  Investment Securities
    Purchased.................           --            --            687           387
  Fund Shares Redeemed........           21            35             68            71
  Due to Advisor..............            6            21            308           104
Accrued Expenses and Other
  Liabilities.................            4             6            108            16
                                 ----------    ----------    -----------   -----------
    Total Liabilities.........           31            62        120,743           578
                                 ----------    ----------    -----------   -----------
NET ASSETS....................   $   28,985    $   60,743    $   576,537   $   333,866
                                 ==========    ==========    ===========   ===========
SHARES OUTSTANDING $.01 PAR
  VALUE.......................    2,035,135     6,798,609     77,722,996    38,598,077
                                 ==========    ==========    ===========   ===========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  SHARE.......................   $    14.24    $     8.93    $      7.42   $      8.65
                                 ==========    ==========    ===========   ===========
Investments at Cost...........   $   29,468    $   59,792    $   730,801   $   382,233
                                 ==========    ==========    ===========   ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                              DFA
                                 EMERGING       DFA         TWO-YEAR        DFA
                                 MARKETS      ONE-YEAR    GLOBAL FIXED   FIVE-YEAR
                                SMALL CAP   FIXED INCOME     INCOME     GOVERNMENT
                                PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
                                ----------  ------------  ------------  -----------
ASSETS:
Investments at Value..........  $   26,499  $   992,415   $   799,278   $   311,261
Cash..........................          --           --            --             1
Receivables:
  Investment Securities
    Sold......................          --        1,834            --            --
  Dividends, Interest, and Tax
    Reclaims..................          --           --            --         4,135
  Fund Shares Sold............          34          595         1,418           239
Prepaid Expenses and Other
  Assets......................          32           10            23            15
                                ----------  -----------   -----------   -----------
    Total Assets..............      26,565      994,854       800,719       315,651
                                ----------  -----------   -----------   -----------
LIABILITIES:
Payables:
  Investment Securities
    Purchased.................          34           --         1,418            --
  Fund Shares Redeemed........          --        2,429            --           284
  Due to Advisor..............           9           83            66            52
Accrued Expenses and Other
  Liabilities.................           6           35            21            25
                                ----------  -----------   -----------   -----------
    Total Liabilities.........          49        2,547         1,505           361
                                ----------  -----------   -----------   -----------
NET ASSETS....................  $   26,516  $   992,307   $   799,214   $   315,290
                                ==========  ===========   ===========   ===========
SHARES OUTSTANDING $.01 PAR
  VALUE.......................   4,504,493   95,496,412    78,449,316    28,537,423
                                ==========  ===========   ===========   ===========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  SHARE.......................  $     5.89  $     10.39   $     10.19   $     11.05
                                ==========  ===========   ===========   ===========
Investments at Cost...........  $   31,518  $   970,496   $   779,305   $   299,469
                                ==========  ===========   ===========   ===========

                                                              DFA
                                             DFA          INTERMEDIATE       DFA
                                          FIVE-YEAR        GOVERNMENT     SHORT-TERM
                                     GLOBAL FIXED INCOME  FIXED INCOME  MUNICIPAL BOND
                                          PORTFOLIO        PORTFOLIO      PORTFOLIO
                                     -------------------  ------------  --------------
ASSETS:
Investments at Value...............      $   751,492      $   296,545     $   77,650
Cash...............................               15                1             --
Receivables:
  Dividends, Interest, and Tax
    Reclaims.......................           10,802            3,485            651
  From Advisor.....................               --               --             56
  Fund Shares Sold.................              651               70            451
Prepaid Expenses and Other
  Assets...........................               15               21             25
                                         -----------      -----------     ----------
    Total Assets...................          762,975          300,122         78,833
                                         -----------      -----------     ----------
LIABILITIES:
Payables:
  Fund Shares Redeemed.............              269               22             --
  Unrealized Loss on Forward
    Currency Contracts.............              711               --             --
  Due to Advisor...................              159               25             --
Accrued Expenses and Other
  Liabilities......................              119               16             14
                                         -----------      -----------     ----------
    Total Liabilities..............            1,258               63             14
                                         -----------      -----------     ----------
NET ASSETS.........................      $   761,717      $   300,059     $   78,819
                                         ===========      ===========     ==========
SHARES OUTSTANDING $.01 PAR
  VALUE............................       69,682,737       24,208,189      7,905,802
                                         ===========      ===========     ==========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE.......      $     10.93      $     12.39     $     9.97
                                         ===========      ===========     ==========
Investments at Cost................      $   728,680      $   269,657     $   78,005
                                         ===========      ===========     ==========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

                                  U.S.      ENHANCED     U.S.       U.S.
                                  LARGE    U.S. LARGE    LARGE    SMALL XM
                                 COMPANY    COMPANY    CAP VALUE    VALUE
                                PORTFOLIO  PORTFOLIO   PORTFOLIO  PORTFOLIO
                                ---------  ----------  ---------  ---------
INVESTMENT INCOME
  Dividends...................  $  11,768         --          --        --
  Interest....................        230         --          --        --
  Income from Securities
    Lending...................         42         --          --        --
  Income Distributions
    Received from The DFA
    Investment Trust
    Company...................         --   $  2,038   $  16,035   $   778
  Expenses Allocated from
    Master Fund...............       (409)        --          --        --
                                ---------   --------   ---------   -------
    Total Investment Income...     11,631      2,038      16,035       778
                                ---------   --------   ---------   -------
EXPENSES
  Administrative Services.....      1,643        139       1,695       213
  Accounting & Transfer Agent
    Fees......................        191         13          51        13
  Legal Fees..................         12          2          20         2
  Audit Fees..................          2          1           4         1
  Filing Fees.................         32         18          23        18
  Shareholders' Reports.......         29          4          53         2
  Directors' Fees and
    Expenses..................          7         --          32         1
  Organizational Costs........         --         --          --        27
  Other.......................          1         --           2        --
                                ---------   --------   ---------   -------
    Total Expenses............      1,917        177       1,880       277
  Less: Fees Waived and/or
    Expenses Reimbursed.......     (1,181)        --          --       (17)
                                ---------   --------   ---------   -------
  Net Expenses................        736        177       1,880       260
                                ---------   --------   ---------   -------
  NET INVESTMENT INCOME
    (LOSS)....................     10,895      1,861      14,155       518
                                ---------   --------   ---------   -------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Capital Gain Distributions
    Received from The DFA
    Investment Trust
    Company...................         --         --          --    10,174
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................    (25,252)   (13,396)     (7,084)   (2,119)
  Net Realized Gain (Loss) on
    Futures...................     (1,711)        --          --        --
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities.....   (121,447)    (4,130)   (110,769)   (6,902)
    Futures...................      1,297         --          --        --
                                ---------   --------   ---------   -------
  NET GAIN (LOSS) ON
    INVESTMENT SECURITIES.....   (147,113)   (17,526)   (117,853)    1,153
                                ---------   --------   ---------   -------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................  $(136,218)  $(15,665)  $(103,698)  $ 1,671
                                =========   ========   =========   =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

                                  U.S.                               DFA
                                SMALL CAP    U.S.       U.S.     REAL ESTATE
                                  VALUE    SMALL CAP  MICRO CAP  SECURITIES
                                PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO
                                ---------  ---------  ---------  -----------
INVESTMENT INCOME
  Dividends...................         --         --        --     $18,412
  Interest....................         --         --        --         121
  Income Distributions
    Received from The DFA
    Investment Trust
    Company...................  $  21,892  $   6,233  $ 10,835          --
  Income from Securities
    Lending...................         --         --        --          13
                                ---------  ---------  --------     -------
    Total Investment Income...     21,892      6,233    10,835      18,546
                                ---------  ---------  --------     -------
EXPENSES
  Investment Advisory
    Services..................         --         --        --       1,088
  Administrative Services.....      8,986      2,474     6,623          --
  Accounting & Transfer Agent
    Fees......................         65         31        36         327
  Custodian Fees..............         --         --        --          34
  Legal Fees..................         54          7        27           3
  Audit Fees..................         14          2         5          21
  Filing Fees.................         69         32        53          27
  Shareholders' Reports.......         71         15        39          13
  Directors' Fees and
    Expenses..................         28          5        15           2
  Other.......................          5          1         3           4
                                ---------  ---------  --------     -------
    Total Expenses............      9,292      2,567     6,801       1,519
                                ---------  ---------  --------     -------
  NET INVESTMENT INCOME
    (LOSS)....................     12,600      3,666     4,034      17,027
                                ---------  ---------  --------     -------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Capital Gain Distributions
    Received from The DFA
    Investment Trust
    Company...................    275,408      9,984    26,752          --
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................     13,811     29,280   (18,257)      2,351
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities.....   (230,254)  (111,204)  (72,817)     (5,735)
                                ---------  ---------  --------     -------
  NET GAIN (LOSS) ON
    INVESTMENT SECURITIES.....     58,965    (71,940)  (64,322)     (3,384)
                                ---------  ---------  --------     -------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................  $  71,565  $ (68,274) $(60,288)    $13,643
                                =========  =========  ========     =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

                                  LARGE CAP    INTERNATIONAL    JAPANESE      PACIFIC RIM
                                INTERNATIONAL  SMALL COMPANY  SMALL COMPANY  SMALL COMPANY
                                  PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                -------------  -------------  -------------  -------------
INVESTMENT INCOME
  Dividends (Net of Foreign
    Taxes withheld of $560,
    $1,082, $139, and $81,
    respectively).............    $  6,795       $  9,970        $   785        $ 2,748
  Interest....................         152            228             29             27
  Income from Securities
    Lending...................         245            663            173             57
  Expenses Allocated from
    Master Fund...............          --         (1,237)          (175)          (223)
                                  --------       --------        -------        -------
    Total Investment Income...       7,192          9,624            812          2,609
                                  --------       --------        -------        -------
EXPENSES
  Investment Advisory
    Services..................         826             --             --             --
  Administrative Services.....          --          1,711            263            282
  Accounting & Transfer Agent
    Fees......................         392             30             32             32
  Custodian Fees..............         125             --             --             --
  Legal Fees..................           5              5              1              2
  Audit Fees..................          20              1              1              1
  Filing Fees.................          47             31             15             18
  Shareholders' Reports.......           8             27              1              2
  Directors' Fees and
    Expenses..................           1              4              1              1
  Other.......................          21              2             --             --
                                  --------       --------        -------        -------
    Total Expenses............       1,445          1,811            314            338
  Less: Fees Waived and/or
    Expenses Reimbursed.......          --             --             (4)            (7)
                                  --------       --------        -------        -------
  Net Expenses................       1,445          1,811            310            331
                                  --------       --------        -------        -------
  NET INVESTMENT INCOME
    (LOSS)....................       5,747          7,813            502          2,278
                                  --------       --------        -------        -------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN
  CURRENCY
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................     (19,061)           305         (4,453)        (2,698)
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............          (2)           222             41             (7)
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities and
    Foreign Currency               (27,967)       (19,049)        (2,713)         5,952
  Translation of Foreign
    Currency Denominated
    Amounts...................          24            123             15             (2)
                                  --------       --------        -------        -------
  NET GAIN (LOSS) ON
    INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..........     (47,006)       (18,399)        (7,110)         3,245
                                  --------       --------        -------        -------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................    $(41,259)      $(10,586)       $(6,608)       $ 5,523
                                  ========       ========        =======        =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

                                                                   DFA
                                   UNITED                     INTERNATIONAL
                                   KINGDOM      CONTINENTAL     SMALL CAP     EMERGING
                                SMALL COMPANY  SMALL COMPANY      VALUE       MARKETS
                                  PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO
                                -------------  -------------  -------------  ----------
INVESTMENT INCOME
  Dividends (Net of Foreign
    Taxes withheld of $129,
    $254, $1,593 and $958,
    respectively).............     $ 1,254        $ 1,885       $ 13,859      $  6,311
  Interest....................          11             46            352           163
  Income from Securities
    Lending...................           1            116            830            --
  Expenses Allocated from
    Master Fund...............        (101)          (244)            --        (1,104)
                                   -------        -------       --------      --------
    Total Investment Income...       1,165          1,803         15,041         5,370
                                   -------        -------       --------      --------
EXPENSES
  Investment Advisory
    Services..................          --             --          3,624            --
  Administrative Services.....         154            313             --         1,311
  Accounting & Transfer Agent
    Fees......................          32             32            535            65
  Custodian Fees..............          --             --            314            --
  Legal Fees..................           1              2              9             5
  Audit Fees..................           1              1             34             1
  Filing Fees.................          15             15             31            20
  Shareholders' Reports.......           1              2             30            21
  Directors' Fees and
    Expenses..................          --             --              5             3
  Other.......................          --             --             30             2
                                   -------        -------       --------      --------
    Total Expenses............         204            365          4,612         1,428
  Less: Fees Waived and/or
    Expenses Reimbursed.......         (24)            --             --            --
                                   -------        -------       --------      --------
  Net Expenses................         180            365          4,612         1,428
                                   -------        -------       --------      --------
  NET INVESTMENT INCOME
    (LOSS)....................         985          1,438         10,429         3,942
                                   -------        -------       --------      --------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN
  CURRENCY
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................         599          2,896         13,366       (19,012)
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............          30             47            342          (299)
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities and
    Foreign Currency                (3,114)        (1,848)       (12,253)       18,345
  Translation of Foreign
    Currency Denominated
    Amounts...................           2             46            126             4
  Deferred Thailand Capital
    Gains Tax.................          --             --             --          (840)
                                   -------        -------       --------      --------
  NET GAIN (LOSS) ON
    INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..........      (2,483)         1,141          1,581        (1,802)
                                   -------        -------       --------      --------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................     $(1,498)       $ 2,579       $ 12,010      $  2,140
                                   =======        =======       ========      ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

                                                             DFA
                                EMERGING       DFA         TWO-YEAR       DFA
                                 MARKETS     ONE-YEAR    GLOBAL FIXED  FIVE-YEAR
                                SMALL CAP  FIXED INCOME     INCOME     GOVERNMENT
                                PORTFOLIO   PORTFOLIO     PORTFOLIO    PORTFOLIO
                                ---------  ------------  ------------  ----------
INVESTMENT INCOME
  Dividends (Net of Foreign
    Taxes withheld of $60, $0,
    $0, and $0,
    respectively).............   $  550           --            --           --
  Interest....................       14           --            --      $11,858
  Income Distributions
    Received from The DFA
    Investment Trust
    Company...................       --      $23,290       $18,607           --
  Expenses Allocated from
    Master Fund...............     (115)          --            --           --
                                 ------      -------       -------      -------
    Total Investment Income...      449       23,290        18,607       11,858
                                 ------      -------       -------      -------
EXPENSES
  Investment Advisory
    Services..................       --           --            --          544
  Administrative Services.....      101          870           690           --
  Accounting & Transfer Agent
    Fees......................       32           24            22          101
  Custodian Fees..............       --           --            --           23
  Legal Fees..................       --           15             8            4
  Audit Fees..................        1            3             1           16
  Filing Fees.................       11           40            32           21
  Shareholders' Reports.......       --           20            18            6
  Directors' Fees and
    Expenses..................       --           10             7            3
  Organizational Costs........        4           --            --           --
  Other.......................       --            4             1            3
                                 ------      -------       -------      -------
    Total Expenses............      155          986           779          721
                                 ------      -------       -------      -------
  NET INVESTMENT INCOME
    (LOSS)....................      294       22,304        17,828       11,137
                                 ------      -------       -------      -------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN
  CURRENCY
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................      797         (146)         (207)         686
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............      (34)          --            --           --
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities and
      Foreign Currency........      672        7,581        12,911       12,129
  Deferred Thailand Capital
    Gains Tax.................     (112)          --            --           --
                                 ------      -------       -------      -------
  NET GAIN (LOSS) ON
    INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..........    1,323        7,435        12,704       12,815
                                 ------      -------       -------      -------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................   $1,617      $29,739       $30,532      $23,952
                                 ======      =======       =======      =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

                                         DFA           DFA
                                      FIVE-YEAR    INTERMEDIATE       DFA
                                     GLOBAL FIXED   GOVERNMENT     SHORT-TERM
                                        INCOME     FIXED INCOME  MUNICIPAL BOND
                                      PORTFOLIO     PORTFOLIO     PORTFOLIO(1)
                                     ------------  ------------  --------------
INVESTMENT INCOME
  Interest.........................    $30,707       $17,588         $ 322
                                       -------       -------         -----
EXPENSES
  Investment Advisory Services.....      1,729           319            32
  Accounting & Transfer Agent
    Fees...........................        540           111            12
  Custodian Fees...................         42            28             1
  Legal Fees.......................         10             4             1
  Audit Fees.......................         46            11             6
  Filing Fees......................         30            17            11
  Shareholders' Reports............         14             6             1
  Directors' Fees and Expenses.....          5             3            --
  Organizational Costs.............         --            --            54
  Other............................          6             8             2
                                       -------       -------         -----
    Total Expenses.................      2,422           507           120
  Less: Fees Waived and/or Expenses
    Reimbursed.....................         --            --           (72)
                                       -------       -------         -----
  Net Expenses.....................      2,422           507            48
                                       -------       -------         -----
  NET INVESTMENT INCOME (LOSS).....     28,285        17,081           274
                                       -------       -------         -----
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on
    Investment Securities Sold.....      7,173         4,849            --
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions...................     (6,504)           --            --
  Change in Unrealized Appreciation
    (Depreciation) of
    Investment Securities and
      Foreign Currency.............     24,248         9,707          (355)
  Translation of Foreign Currency
    Denominated Amounts............     (1,717)           --            --
                                       -------       -------         -----
  NET GAIN (LOSS) ON INVESTMENT
    SECURITIES AND FOREIGN
    CURRENCY.......................     23,200        14,556          (355)
                                       -------       -------         -----
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................    $51,485       $31,637         $ (81)
                                       =======       =======         =====

--------------

(1) For the period August 21, 2002 (commencement of operations) to November 30, 2002.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                       ENHANCED
                                   U.S.               U.S. LARGE               U.S.                  U.S.
                               LARGE COMPANY           COMPANY           LARGE CAP VALUE        SMALL XM VALUE
                                 PORTFOLIO            PORTFOLIO              PORTFOIO             PORTFOLIO
                           ---------------------  ------------------  ----------------------  ------------------
                             YEAR        YEAR       YEAR      YEAR       YEAR        YEAR       YEAR      YEAR
                             ENDED      ENDED      ENDED     ENDED      ENDED       ENDED      ENDED     ENDED
                           NOV. 30,    NOV. 30,   NOV. 30,  NOV. 30,   NOV. 30,    NOV. 30,   NOV. 30,  NOV. 30,
                             2002        2001       2002      2001       2002        2001       2002      2001
                           ---------  ----------  --------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment Income
    (Loss)...............  $  10,895  $   11,005  $  1,861  $    308  $   14,155  $   19,972  $    518  $    731
  Capital Gain
    Distributions
    Received from The DFA
    Investment Trust
    Company..............         --          --        --        --          --     122,068    10,174     4,690
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......    (25,252)    (12,813)  (13,396)   (3,865)     (7,084)    (21,827)   (2,119)     (107)
  Net Realized Gain
    (Loss) on Futures....     (1,711)         85        --        --          --          --        --        --
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment
      Securities.........   (121,447)   (128,320)   (4,130)   (7,188)   (110,769)      9,570    (6,902)    9,216
    Futures..............      1,297         (79)       --        --          --          --        --        --
                           ---------  ----------  --------  --------  ----------  ----------  --------  --------
  Net Increase (Decrease)
    in Net Assets
    Resulting from
    Operations...........   (136,218)   (130,122)  (15,665)  (10,745)   (103,698)    129,783     1,671    14,530
                           ---------  ----------  --------  --------  ----------  ----------  --------  --------
Distributions From:
  Net Investment
    Income...............    (10,481)    (11,099)   (1,629)   (4,992)    (14,742)    (20,896)     (764)   (1,075)
  Net Short-Term Gains...         --          --        --        --          --      (5,620)   (2,274)   (2,270)
  Net Long-Term Gains....         --          --        --    (5,527)   (116,431)   (179,892)   (2,427)       --
  Return of Capital......         --          --        --    (3,121)         --          --        --        --
                           ---------  ----------  --------  --------  ----------  ----------  --------  --------
    Total
      Distributions......    (10,481)    (11,099)   (1,629)  (13,640)   (131,173)   (206,408)   (5,465)   (3,345)
                           ---------  ----------  --------  --------  ----------  ----------  --------  --------
Capital Share
  Transactions (1):
  Shares Issued..........    322,656     262,974    61,641    32,564     414,593     270,035    32,281    23,970
  Shares Issued in Lieu
    of Cash
    Distributions........     10,245      11,024     1,599    13,622     130,082     200,418     5,407     3,345
  Shares Redeemed........   (262,354)   (318,449)  (35,397)  (20,899)   (299,704)   (472,394)  (36,070)  (37,008)
                           ---------  ----------  --------  --------  ----------  ----------  --------  --------
  Net Increase (Decrease)
    from Capital Share
    Transactions.........     70,547     (44,451)   27,843    25,287     244,971      (1,941)    1,618    (9,693)
                           ---------  ----------  --------  --------  ----------  ----------  --------  --------
    Total Increase
      (Decrease).........    (76,152)   (185,672)   10,549       902      10,100     (78,566)   (2,176)    1,492
NET ASSETS
  Beginning of Period....    851,921   1,037,593    90,780    89,878   1,166,611   1,245,177    69,130    67,638
                           ---------  ----------  --------  --------  ----------  ----------  --------  --------
  End of Period..........  $ 775,769  $  851,921  $101,329  $ 90,780  $1,176,711  $1,166,611  $ 66,954  $ 69,130
                           =========  ==========  ========  ========  ==========  ==========  ========  ========

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.........     11,228       7,422     7,542     3,473      28,906      15,609     2,486     1,893
   Shares Issued in Lieu
     of Cash
     Distributions.......        333         304       199     1,327       8,719      12,555       427       306
   Shares Redeemed.......     (8,831)     (9,118)   (4,240)   (2,165)    (20,017)    (27,214)   (2,825)   (3,005)
                           ---------  ----------  --------  --------  ----------  ----------  --------  --------
                               2,730      (1,392)    3,501     2,635      17,608         950        88      (806)
                           =========  ==========  ========  ========  ==========  ==========  ========  ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                                                       DFA
                                    U.S.                  U.S.                   U.S.              REAL ESTATE
                              SMALL CAP VALUE           SMALL CAP             MICRO CAP             SECURITIES
                                 PORTFOLIO              PORTFOLIO             PORTFOLIO             PORTFOLIO
                           ----------------------  -------------------  ----------------------  ------------------
                              YEAR        YEAR       YEAR      YEAR        YEAR        YEAR       YEAR      YEAR
                             ENDED       ENDED      ENDED      ENDED      ENDED       ENDED      ENDED     ENDED
                            NOV. 30,    NOV. 30,   NOV. 30,  NOV. 30,    NOV. 30,    NOV. 30,   NOV. 30,  NOV. 30,
                              2002        2001       2002      2001        2002        2001       2002      2001
                           ----------  ----------  --------  ---------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment Income
    (Loss)...............  $   12,600  $   15,850  $  3,666  $   4,265  $    4,034  $    6,361  $ 17,027  $ 13,603
  Capital Gain
    Distributions
    Received from The DFA
    Investment Trust
    Company..............     275,408     488,801     9,984     90,920      26,752     298,088        --        --
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......      13,811     (47,117)   29,280    (21,101)    (18,257)    (32,124)    2,351     3,060
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities
    and Foreign
    Currency.............    (230,254)    134,044  (111,204)    (3,892)    (72,817)    (38,863)   (5,735)   22,386
                           ----------  ----------  --------  ---------  ----------  ----------  --------  --------
  Net Increase (Decrease)
    in Net Assets
    Resulting from
    Operations...........      71,565     591,578   (68,274)    70,192     (60,288)    233,462    13,643    39,049
                           ----------  ----------  --------  ---------  ----------  ----------  --------  --------
Distributions From:
  Net Investment
    Income...............     (15,985)    (17,555)   (4,198)    (3,811)     (6,979)     (5,881)  (16,524)  (12,393)
  Net Short-Term Gains...     (26,769)    (26,812)   (3,851)   (24,642)         --     (51,785)       --        --
  Net Long-Term Gains....    (451,468)   (197,775)  (66,802)   (32,844)   (244,135)   (229,159)     (583)       --
                           ----------  ----------  --------  ---------  ----------  ----------  --------  --------
    Total
      Distributions......    (494,222)   (242,142)  (74,851)   (61,297)   (251,114)   (286,825)  (17,107)  (12,393)
                           ----------  ----------  --------  ---------  ----------  ----------  --------  --------
Capital Share
  Transactions (1):
  Shares Issued..........     947,350     588,625   354,336    298,036     429,609     295,069   181,373    83,483
  Shares Issued in Lieu
    of Cash
    Distributions........     490,066     239,115    74,388     60,329     248,250     280,268    16,982    12,288
  Shares Redeemed........    (956,769)   (896,458) (423,005)  (168,855)   (363,352)   (359,019)  (65,359)  (48,926)
                           ----------  ----------  --------  ---------  ----------  ----------  --------  --------
  Net Increase (Decrease)
    from Capital Share
    Transactions.........     480,647     (68,718)    5,719    189,510     314,507     216,318   132,996    46,845
                           ----------  ----------  --------  ---------  ----------  ----------  --------  --------
    Total Increase
      (Decrease).........      57,990     280,718  (137,406)   198,405       3,105     162,955   129,532    73,501
NET ASSETS
  Beginning of Period....   2,914,661   2,633,943   784,278    585,873   1,606,367   1,443,412   283,732   210,231
                           ----------  ----------  --------  ---------  ----------  ----------  --------  --------
  End of Period..........  $2,972,651  $2,914,661  $646,872  $ 784,278  $1,609,472  $1,606,367  $413,264  $283,732
                           ==========  ==========  ========  =========  ==========  ==========  ========  ========

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.........      52,306      29,044    26,762     20,979      44,863      28,326    12,006     5,891
   Shares Issued in Lieu
     of Cash
     Distributions.......      26,809      13,594     5,458      4,581      25,672      29,471     1,183       910
   Shares Redeemed.......     (49,283)    (44,767)  (32,535)   (12,266)    (37,839)    (33,906)   (4,368)   (3,476)
                           ----------  ----------  --------  ---------  ----------  ----------  --------  --------
                               29,832      (2,129)     (315)    13,294      32,696      23,891     8,821     3,325
                           ==========  ==========  ========  =========  ==========  ==========  ========  ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                LARGE CAP         INTERNATIONAL          JAPANESE          PACIFIC RIM
                              INTERNATIONAL       SMALL COMPANY       SMALL COMPANY       SMALL COMPANY
                                PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                           -------------------  ------------------  ------------------  ------------------
                             YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                             ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                           NOV. 30,   NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                             2002       2001      2002      2001      2002      2001      2002      2001
                           ---------  --------  --------  --------  --------  --------  --------  --------
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment Income
    (Loss)...............  $   5,747  $  6,066  $  7,813  $  6,849  $    502  $    841  $  2,278  $  2,629
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......    (19,061)   (2,329)      305   (11,848)   (4,453)   (3,394)   (2,698)     (872)
  Net Realized Gain
    (Loss) on Foreign
    Currency
    Transactions.........         (2)     (125)      222      (123)       41       (45)       (7)      (24)
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities
      and Foreign
      Currency...........    (27,967)  (79,832)  (19,049)  (18,843)   (2,713)  (11,024)    5,952        92
  Translation of Foreign
    Currency Denominated
    Amounts..............         24        27       123        33        15        (8)       (2)       (3)
                           ---------  --------  --------  --------  --------  --------  --------  --------
  Net Increase (Decrease)
    in Net Assets
    Resulting from
    Operations...........    (41,259)  (76,193)  (10,586)  (23,932)   (6,608)  (13,630)    5,523     1,822
                           ---------  --------  --------  --------  --------  --------  --------  --------
Distributions From:
  Net Investment
    Income...............     (5,281)   (4,475)   (6,930)   (6,184)     (779)   (1,151)   (2,812)   (4,181)
  Net Short-Term Gains...         --      (125)       --      (322)       --        --        --        --
  Net Long-Term Gains....         --      (916)       --    (4,344)       --        --        --        --
                           ---------  --------  --------  --------  --------  --------  --------  --------
    Total
      Distributions......     (5,281)   (5,516)   (6,930)  (10,850)     (779)   (1,151)   (2,812)   (4,181)
                           ---------  --------  --------  --------  --------  --------  --------  --------
Capital Share
  Transactions (1):
  Shares Issued..........    169,995   198,023   218,575   146,134     5,626     7,063     5,187     1,695
  Shares Issued in Lieu
    of Cash
    Distributions........      5,227     5,491     6,917    10,850       779     1,151     2,812     4,181
  Shares Redeemed........   (136,186) (135,572)  (99,598)  (75,062)  (23,769)  (17,978)  (30,710)  (17,639)
                           ---------  --------  --------  --------  --------  --------  --------  --------
  Net Increase (Decrease)
    from Capital Share
    Transactions.........     39,036    67,942   125,894    81,922   (17,364)   (9,764)  (22,711)  (11,763)
                           ---------  --------  --------  --------  --------  --------  --------  --------
    Total Increase
      (Decrease).........     (7,504)  (13,767)  108,378    47,140   (24,751)  (24,545)  (20,000)  (14,122)
NET ASSETS
  Beginning of Period....    344,871   358,638   356,200   309,060    76,570   101,115    74,185    88,307
                           ---------  --------  --------  --------  --------  --------  --------  --------
  End of Period..........  $ 337,367  $344,871  $464,578  $356,200  $ 51,819  $ 76,570  $ 54,185  $ 74,185
                           =========  ========  ========  ========  ========  ========  ========  ========

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.........     13,227    12,748    28,394    17,933       725       701       656       221
   Shares Issued in Lieu
     of Cash
     Distributions.......        386       317       948     1,306       106       120       378       538
   Shares Redeemed.......    (10,549)   (8,971)  (13,054)   (9,217)   (3,003)   (1,942)   (3,819)   (2,319)
                           ---------  --------  --------  --------  --------  --------  --------  --------
                               3,064     4,094    16,288    10,022    (2,172)   (1,121)   (2,785)   (1,560)
                           =========  ========  ========  ========  ========  ========  ========  ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                 UNITED                                    DFA
                                KINGDOM           CONTINENTAL         INTERNATIONAL          EMERGING
                             SMALL COMPANY       SMALL COMPANY       SMALL CAP VALUE         MARKETS
                               PORTFOLIO           PORTFOLIO            PORTFOLIO           PORTFOLIO
                           ------------------  ------------------  -------------------  ------------------
                             YEAR      YEAR      YEAR      YEAR      YEAR       YEAR      YEAR      YEAR
                            ENDED     ENDED     ENDED     ENDED      ENDED     ENDED     ENDED     ENDED
                           NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,   NOV. 30,  NOV. 30,  NOV. 30,
                             2002      2001      2002      2001      2002       2001      2002      2001
                           --------  --------  --------  --------  ---------  --------  --------  --------
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment Income
    (Loss)...............  $    985  $  1,176  $  1,438  $  2,247  $  10,429  $ 11,787  $  3,942  $  4,460
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......       599     1,933     2,896     8,237     13,366   (15,042)  (19,012)  (18,234)
  Net Realized Gain
    (Loss) on Foreign
    Currency
    Transactions.........        30         1        47       (61)       342        11      (299)     (529)
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities
      and Foreign
      Currency...........    (3,114)   (5,352)   (1,848)  (15,830)   (12,253)     (473)   18,345   (14,345)
  Translation of Foreign
    Currency Denominated
    Amounts..............         2         1        46        66        126        72         4        46
  Deferred Thailand
    Capital Gains Tax....        --        --        --        --         --        --      (840)       --
                           --------  --------  --------  --------  ---------  --------  --------  --------
  Net Increase (Decrease)
    in Net Assets
    Resulting from
    Operations...........    (1,498)   (2,241)    2,579    (5,341)    12,010    (3,645)    2,140   (28,602)
                           --------  --------  --------  --------  ---------  --------  --------  --------
Distributions From:
  Net Investment
    Income...............    (1,185)   (1,776)   (2,189)   (2,739)   (11,719)  (10,748)   (3,976)   (1,617)
  Net Short-Term Gains...      (200)      (83)     (172)     (617)        --        --        --        --
  Net Long-Term Gains....    (1,735)   (4,629)   (8,067)  (12,146)        --   (15,477)       --        --
                           --------  --------  --------  --------  ---------  --------  --------  --------
    Total
      Distributions......    (3,120)   (6,488)  (10,428)  (15,502)   (11,719)  (26,225)   (3,976)   (1,617)
                           --------  --------  --------  --------  ---------  --------  --------  --------
Capital Share
  Transactions (1):
  Shares Issued..........     1,766     1,837     4,339     2,845    213,816   113,205   117,622   122,157
  Shares Issued in Lieu
    of Cash
    Distributions........     3,120     6,488    10,428    15,502     11,719    26,225     3,972     1,617
  Shares Redeemed........   (12,426)  (14,853)  (29,058)  (24,841)  (142,200)  (88,884)  (83,928)  (81,671)
                           --------  --------  --------  --------  ---------  --------  --------  --------
  Net Increase (Decrease)
    from Capital Share
    Transactions.........    (7,540)   (6,528)  (14,291)   (6,494)    83,335    50,546    37,666    42,103
                           --------  --------  --------  --------  ---------  --------  --------  --------
    Total Increase
      (Decrease).........   (12,158)  (15,257)  (22,140)  (27,337)    83,626    20,676    35,830    11,884
NET ASSETS
  Beginning of Period....    41,143    56,400    82,883   110,220    492,911   472,235   298,036   286,152
                           --------  --------  --------  --------  ---------  --------  --------  --------
  End of Period..........  $ 28,985  $ 41,143  $ 60,743  $ 82,883  $ 576,537  $492,911  $333,866  $298,036
                           ========  ========  ========  ========  =========  ========  ========  ========

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.........       114       104       476       259     28,399    14,580    13,123    13,317
   Shares Issued in Lieu
     of Cash
     Distributions.......       200       358     1,193     1,439      1,665     3,483       451       163
   Shares Redeemed.......      (814)     (848)   (3,195)   (2,313)   (19,055)  (11,552)   (9,533)   (8,988)
                           --------  --------  --------  --------  ---------  --------  --------  --------
                               (500)     (386)   (1,526)     (615)    11,009     6,511     4,041     4,492
                           ========  ========  ========  ========  =========  ========  ========  ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                               EMERGING
                               MARKETS                                 DFA TWO-YEAR
                              SMALL CAP          DFA ONE-YEAR          GLOBAL FIXED        DFA FIVE-YEAR
                              PORTFOLIO          FIXED INCOME             INCOME             GOVERNMENT
                           ----------------       PORTFOLIO             PORTFOLIO            PORTFOLIO
                            YEAR     YEAR    --------------------  --------------------  ------------------
                            ENDED    ENDED     YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                            NOV.     NOV.      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED
                             30,      30,    NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,  NOV. 30,
                            2002     2001      2002       2001       2002       2001       2002      2001
                           -------  -------  ---------  ---------  ---------  ---------  --------  --------
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment Income
    (Loss)...............  $  294   $  142   $  22,304  $  36,271  $  17,828  $   7,082  $ 11,137  $ 10,833
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......     797     (526)       (146)        (4)      (207)    (3,578)      686     7,077
  Net Realized Gain
    (Loss) on Foreign
    Currency
    Transactions.........     (34)     (49)         --         --         --         --        --        --
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities
      and Foreign
      Currency...........     672     (760)      7,581      7,146     12,911     31,248    12,129      (223)
  Deferred Thailand
    Capital Gains Tax....    (112)      --          --         --         --         --        --        --
                           -------  -------  ---------  ---------  ---------  ---------  --------  --------
  Net Increase (Decrease)
    in Net Assets
    Resulting from
    Operations...........   1,617   (1,193)     29,739     43,413     30,532     34,752    23,952    17,687
                           -------  -------  ---------  ---------  ---------  ---------  --------  --------
Distributions From:
  Net Investment
    Income...............    (107)     (95)    (22,237)   (36,434)   (14,242)   (25,999)  (10,483)  (12,124)
  Net Short-Term Gains...      --     (297)         --         --         --         --        --        --
  Net Long-Term Gains....      --     (986)         --         --         --         --        --        --
  Return of Capital......      --       --          --         --         --     (9,235)       --        --
                           -------  -------  ---------  ---------  ---------  ---------  --------  --------
    Total
      Distributions......    (107)  (1,378)    (22,237)   (36,434)   (14,242)   (35,234)  (10,483)  (12,124)
                           -------  -------  ---------  ---------  ---------  ---------  --------  --------
Capital Share
  Transactions (1):
  Shares Issued..........  13,778   11,923     513,460    269,280    346,830    240,180   119,892    53,775
  Shares Issued in Lieu
    of Cash
    Distributions........     107    1,378      20,495     33,520     14,110     35,065    10,447    12,105
  Shares Redeemed........  (4,051)  (6,550)   (288,997)  (295,216)  (174,135)  (197,135)  (72,398)  (46,120)
                           -------  -------  ---------  ---------  ---------  ---------  --------  --------
  Net Increase (Decrease)
    from Capital Share
    Transactions.........   9,834    6,751     244,958      7,584    186,805     78,110    57,941    19,760
                           -------  -------  ---------  ---------  ---------  ---------  --------  --------
    Total Increase
      (Decrease).........  11,344    4,180     252,460     14,563    203,095     77,628    71,410    25,323
NET ASSETS
  Beginning of Period....  15,172   10,992     739,847    725,284    596,119    518,491   243,880   218,557
                           -------  -------  ---------  ---------  ---------  ---------  --------  --------
  End of Period..........  $26,516  $15,172  $ 992,307  $ 739,847  $ 799,214  $ 596,119  $315,290  $243,880
                           =======  =======  =========  =========  =========  =========  ========  ========

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.........   2,334    2,157      49,705     26,300     34,467     24,629    11,246     5,216
   Shares Issued in Lieu
     of Cash
     Distributions.......      19      233       1,988      3,290      1,409      3,643     1,019     1,206
   Shares Redeemed.......    (698)  (1,160)    (27,969)   (28,872)   (17,316)   (19,971)   (6,817)   (4,504)
                           -------  -------  ---------  ---------  ---------  ---------  --------  --------
                            1,655    1,230      23,724        718     18,560      8,301     5,448     1,918
                           =======  =======  =========  =========  =========  =========  ========  ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                       DFA
                                                                     SHORT-TERM
                                                        DFA          MUNICIPAL
                              DFA FIVE-YEAR         INTERMEDIATE      BOND
                               GLOBAL FIXED       GOVERNMENT FIXED   PORTFOLIO
                                  INCOME               INCOME        -------
                                PORTFOLIO            PORTFOLIO        AUG.
                           --------------------  ------------------   21(2)
                             YEAR       YEAR       YEAR      YEAR      TO
                             ENDED      ENDED     ENDED     ENDED     NOV.
                           NOV. 30,   NOV. 30,   NOV. 30,  NOV. 30,    30,
                             2002       2001       2002      2001     2002
                           ---------  ---------  --------  --------  -------
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment Income
    (Loss)...............  $  28,285  $  22,975  $ 17,081  $ 16,647  $   274
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......      7,173      5,962     4,849     1,230       --
  Net Realized Gain
    (Loss) on Foreign
    Currency
    Transactions.........     (6,504)     4,252        --        --       --
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities
      and Foreign
      Currency...........     24,248      6,813     9,707    17,414     (355)
  Translation of Foreign
    Currency Denominated
    Amounts..............     (1,717)      (431)       --        --       --
                           ---------  ---------  --------  --------  -------
  Net Increase (Decrease)
    in Net Assets
    Resulting from
    Operations...........     51,485     39,571    31,637    35,291      (81)
                           ---------  ---------  --------  --------  -------
Distributions From:
  Net Investment
    Income...............    (20,480)   (36,775)  (17,172)  (16,485)    (162)
  Net Short-Term Gains...       (656)        --        --        --       --
  Net Long-Term Gains....        (47)        --        --        --       --
                           ---------  ---------  --------  --------  -------
    Total
      Distributions......    (21,183)   (36,775)  (17,172)  (16,485)    (162)
                           ---------  ---------  --------  --------  -------
Capital Share
  Transactions (1):
  Shares Issued..........    236,412    191,034    51,141    47,044   83,819
  Shares Issued in Lieu
    of Cash
    Distributions........     21,039     36,475    17,170    16,482      162
  Shares Redeemed........   (154,972)  (118,694)  (93,378)  (58,115)  (4,919)
                           ---------  ---------  --------  --------  -------
  Net Increase (Decrease)
    from Capital Share
    Transactions.........    102,479    108,815   (25,067)    5,411   79,062
                           ---------  ---------  --------  --------  -------
    Total Increase
      (Decrease).........    132,781    111,611   (10,602)   24,217   78,819
NET ASSETS
  Beginning of Period....    628,936    517,325   310,661   286,444       --
                           ---------  ---------  --------  --------  -------
  End of Period..........  $ 761,717  $ 628,936  $300,059  $310,661  $78,819
                           =========  =========  ========  ========  =======

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.........     22,347     18,551     4,302     4,063    8,382
   Shares Issued in Lieu
     of Cash
     Distributions.......      2,030      3,589     1,470     1,448       16
   Shares Redeemed.......    (14,571)   (11,515)   (7,670)   (5,037)    (492)
                           ---------  ---------  --------  --------  -------
                               9,806     10,625    (1,898)      474    7,906
                           =========  =========  ========  ========  =======

(2)  Commencement of Operations

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                          ENHANCED U.S.
                                                    U.S. LARGE COMPANY PORTFOLIO                      LARGE COMPANY PORTFOLIO
                                     -----------------------------------------------------------      ---------------------
                                       YEAR        YEAR         YEAR         YEAR        YEAR           YEAR        YEAR
                                       ENDED       ENDED        ENDED        ENDED       ENDED          ENDED       ENDED
                                     NOV. 30,    NOV. 30,     NOV. 30,     NOV. 30,    NOV. 30,       NOV. 30,    NOV. 30,
                                       2002        2001         2000         1999        1998           2002        2001
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................  $  33.51    $  38.70    $    41.08    $  34.61    $  28.48       $   8.91     $ 11.91
                                     --------    --------    ----------    --------    --------       --------     -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.42        0.42          0.43        0.45        0.43           0.16        0.06
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......     (5.95)      (5.19)        (2.16)       6.67        6.20          (1.52)      (1.27)
                                     --------    --------    ----------    --------    --------       --------     -------
    Total From Investment
      Operations...................     (5.53)      (4.77)        (1.73)       7.12        6.63          (1.36)      (1.21)
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.42)      (0.42)        (0.40)      (0.48)      (0.43)         (0.14)      (0.68)
  Net Realized Gains...............        --          --         (0.25)      (0.17)      (0.07)            --       (0.75)
  Return of Capital................        --          --            --          --          --             --       (0.36)
                                     --------    --------    ----------    --------    --------       --------     -------
    Total Distributions............     (0.42)      (0.42)        (0.65)      (0.65)      (0.50)         (0.14)      (1.79)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....  $  27.56    $  33.51    $    38.70    $  41.08    $  34.61       $   7.41     $  8.91
===========================================================================================================================
Total Return.......................    (16.64)%    (12.41)%       (4.33)%     20.76%      23.56%        (15.40)%    (11.90)%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $775,769    $851,921    $1,037,593    $896,404    $549,962       $101,329     $90,780
Ratio of Expenses to Average Net
  Assets**.........................      0.15%       0.15%         0.15%       0.15%       0.15%          0.37%       0.39%
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses)**........      0.30%       0.30%         0.32%       0.31%       0.32%          0.37%       0.39%
Ratio of Net Investment Income to
  Average Net Assets...............      1.43%       1.16%         1.02%       1.18%       1.39%          2.00%       0.36%
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)........................      1.28%       1.01%         0.85%       1.02%       1.21%          2.00%       0.36%
Portfolio Turnover Rate............       N/A         N/A           N/A         N/A         N/A            N/A         N/A
Portfolio Turnover Rate of Master
  Fund Series......................        11%          8%            8%          4%          9%           183%        122%
---------------------------------------------------------------------------------------------------------------------------

                                               ENHANCED U.S.
                                        LARGE COMPANY PORTFOLIO
                                     ---------------------------------
                                       YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED
                                     NOV. 30,    NOV. 30,    NOV. 30,
                                       2000        1999        1998
-----------------------------------  ---------------------------------
Net Asset Value, Beginning of
  Period...........................   $ 15.12    $  14.27     $ 13.61
                                      -------    --------     -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      1.46        1.54        0.63
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......     (2.00)       1.12        2.15
                                      -------    --------     -------
    Total From Investment
      Operations...................     (0.54)       2.66        2.78
-----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............     (1.26)      (1.14)      (0.72)
  Net Realized Gains...............     (1.41)      (0.67)      (1.40)
  Return of Capital................        --          --          --
                                      -------    --------     -------
    Total Distributions............     (2.67)      (1.81)      (2.12)
-----------------------------------
Net Asset Value, End of Period.....   $ 11.91    $  15.12     $ 14.27
===================================
Total Return.......................     (4.84)%     20.31%      23.73%
-----------------------------------
Net Assets, End of Period
  (thousands)......................   $89,878    $102,200     $61,536
Ratio of Expenses to Average Net
  Assets**.........................      0.40%       0.40%       0.45%
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses)**........      0.40%       0.40%       0.46%
Ratio of Net Investment Income to
  Average Net Assets...............     10.58%       6.27%       4.54%
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)........................     10.58%       6.27%       4.53%
Portfolio Turnover Rate............       N/A         N/A         N/A
Portfolio Turnover Rate of Master
  Fund Series......................        71%         82%         87%
-----------------------------------

 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A  Refer to the Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       U.S. LARGE CAP VALUE PORTFOLIO
                                     -------------------------------------------------------------------
                                        YEAR          YEAR          YEAR          YEAR          YEAR
                                        ENDED         ENDED         ENDED         ENDED         ENDED
                                      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                        2002          2001          2000          1999          1998
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................  $    16.97    $    18.36    $    20.09    $    20.21    $    19.22
                                     ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        0.19          0.29          0.36          0.34          0.31
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......       (1.51)         1.46          0.10          0.54          1.83
                                     ----------    ----------    ----------    ----------    ----------
    Total From Investment
      Operations...................       (1.32)         1.75          0.46          0.88          2.14
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.21)        (0.30)        (0.36)        (0.35)        (0.31)
  Net Realized Gains...............       (1.81)        (2.84)        (1.83)        (0.65)        (0.84)
                                     ----------    ----------    ----------    ----------    ----------
    Total Distributions............       (2.02)        (3.14)        (2.19)        (1.00)        (1.15)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....  $    13.63    $    16.97    $    18.36    $    20.09    $    20.21
========================================================================================================
Total Return.......................       (8.77)%       10.83%         2.85%         4.51%        11.69%
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $1,176,711    $1,166,611    $1,245,177    $1,177,762    $1,080,470
Ratio of Expenses to Average Net
  Assets**.........................        0.32%         0.31%         0.33%         0.33%         0.33%
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses)**........        0.32%         0.31%         0.33%         0.33%         0.33%
Ratio of Net Investment Income to
  Average Net Assets...............        1.25%         1.59%         1.97%         1.63%         1.57%
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)........................        1.25%         1.59%         1.97%         1.63%         1.57%
Portfolio Turnover Rate............         N/A           N/A           N/A           N/A           N/A
Portfolio Turnover Rate of Master
  Fund Series......................           9%            6%           26%           43%           25%
--------------------------------------------------------------------------------------------------------

                                       U.S. SMALL XM VALUE PORTFOLIO
                                     ---------------------------------
                                       YEAR        YEAR      FEB. 23,
                                       ENDED       ENDED        TO
                                     NOV. 30,    NOV. 30,    NOV. 30,
                                       2002        2001        2000
-----------------------------------  ---------------------------------
Net Asset Value, Beginning of
  Period...........................   $ 13.03     $ 11.06     $ 10.00
                                      -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.07        0.14        0.15
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......      0.18        2.38        0.91
                                      -------     -------     -------
    Total From Investment
      Operations...................      0.25        2.52        1.06
-----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.12)      (0.18)         --
  Net Realized Gains...............     (0.75)      (0.37)         --
                                      -------     -------     -------
    Total Distributions............     (0.87)      (0.55)         --
-----------------------------------
Net Asset Value, End of Period.....   $ 12.41     $ 13.03     $ 11.06
===================================
Total Return.......................      1.77%      23.77%      10.60%#
-----------------------------------
Net Assets, End of Period
  (thousands)......................   $66,954     $69,130     $67,638
Ratio of Expenses to Average Net
  Assets**.........................      0.50%       0.47%       0.50%*
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses)**........      0.52%       0.47%       0.85%*
Ratio of Net Investment Income to
  Average Net Assets...............      0.73%       1.03%       8.77%*
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)........................      0.71%       1.03%       8.42%*
Portfolio Turnover Rate............       N/A         N/A         N/A
Portfolio Turnover Rate of Master
  Fund Series......................        34%          8%         26%(a)
-----------------------------------

  *  Annualized
  #  Non-annualized
 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A  Refer to the Master Fund Series
(a)  For the year ended November 30, 2000

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      U.S. SMALL CAP VALUE PORTFOLIO
                                    -------------------------------------------------------------------
                                       YEAR          YEAR          YEAR          YEAR          YEAR
                                       ENDED         ENDED         ENDED         ENDED         ENDED
                                     NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                       2002          2001          2000          1999          1998
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period..........................  $    21.11    $    18.79    $    19.17    $    19.09    $    22.09
                                    ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)....        0.08          0.12          0.12          0.09          0.12
  Net Gains (Losses) on Securities
    (Realized and Unrealized).....        0.19          3.95          1.11          1.52         (2.10)
                                    ----------    ----------    ----------    ----------    ----------
    Total From Investment
      Operations..................        0.27          4.07          1.23          1.61         (1.98)
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...........       (0.12)        (0.13)        (0.10)        (0.08)        (0.10)
  Net Realized Gains..............       (3.56)        (1.62)        (1.51)        (1.45)        (0.92)
                                    ----------    ----------    ----------    ----------    ----------
    Total Distributions...........       (3.68)        (1.75)        (1.61)        (1.53)        (1.02)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....  $    17.70    $    21.11    $    18.79    $    19.17    $    19.09
=======================================================================================================
Total Return......................        0.71%        23.47%         6.99%         9.39%        (9.32)%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).....................  $2,972,651    $2,914,661    $2,633,943    $2,621,646    $2,350,094
Ratio of Expenses to Average Net
  Assets**........................        0.56%         0.56%         0.56%         0.58%         0.58%
Ratio of Net Investment Income to
  Average Net Assets..............        0.42%         0.54%         0.60%         0.49%         0.57%
Portfolio Turnover Rate...........         N/A           N/A           N/A           N/A           N/A
Portfolio Turnover Rate of Master
  Fund Series.....................          30%           13%           32%           29%           23%
-------------------------------------------------------------------------------------------------------

                                                    U.S. SMALL CAP PORTFOLIO
                                    ---------------------------------------------------------
                                      YEAR        YEAR        YEAR        YEAR        YEAR
                                      ENDED       ENDED       ENDED       ENDED       ENDED
                                    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                      2002        2001        2000        1999        1998
----------------------------------  ---------------------------------------------------------
Net Asset Value, Beginning of
  Period..........................  $  14.43    $  14.27    $  14.68    $  13.77    $  16.89
                                    --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)....      0.07        0.09        0.08        0.08        0.08
  Net Gains (Losses) on Securities
    (Realized and Unrealized).....     (1.16)       1.57        0.78        2.18       (1.55)
                                    --------    --------    --------    --------    --------
    Total From Investment
      Operations..................     (1.09)       1.66        0.86        2.26       (1.47)
----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...........     (0.08)      (0.09)      (0.08)      (0.07)      (0.08)
  Net Realized Gains..............     (1.29)      (1.41)      (1.19)      (1.28)      (1.57)
                                    --------    --------    --------    --------    --------
    Total Distributions...........     (1.37)      (1.50)      (1.27)      (1.35)      (1.65)
----------------------------------
Net Asset Value, End of Period....  $  11.97    $  14.43    $  14.27    $  14.68    $  13.77
==================================
Total Return......................     (8.73)%     12.70%       6.09%      18.26%      (9.27)%
----------------------------------
Net Assets, End of Period
  (thousands).....................  $646,872    $784,278    $585,873    $398,665    $324,590
Ratio of Expenses to Average Net
  Assets**........................      0.41%       0.42%       0.43%       0.43%       0.43%
Ratio of Net Investment Income to
  Average Net Assets..............      0.47%       0.62%       0.63%       0.62%       0.47%
Portfolio Turnover Rate...........       N/A         N/A         N/A         N/A         N/A
Portfolio Turnover Rate of Master
  Fund Series.....................        34%         13%         38%         29%         29%
----------------------------------

 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A  Refer to Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             U.S. MICRO CAP PORTFOLIO
                                  -------------------------------------------------------------------------------
                                     YEAR             YEAR             YEAR             YEAR             YEAR
                                     ENDED            ENDED            ENDED            ENDED            ENDED
                                   NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                     2002             2001             2000             1999             1998
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period........................  $    11.09       $    11.93       $    12.54       $    10.65       $    13.99
                                  ----------       ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)......................        0.03             0.05             0.04             0.04             0.02
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized).................       (0.29)            1.59             0.61             2.00            (1.44)
                                  ----------       ----------       ----------       ----------       ----------
    Total From Investment
      Operations................       (0.26)            1.64             0.65             2.04            (1.42)
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.........       (0.05)           (0.05)           (0.04)           (0.02)           (0.03)
  Net Realized Gains............       (1.71)           (2.43)           (1.22)           (0.13)           (1.89)
                                  ----------       ----------       ----------       ----------       ----------
    Total Distributions.........       (1.76)           (2.48)           (1.26)           (0.15)           (1.92)
-----------------------------------------------------------------------------------------------------------------
    Net Asset Value, End of
      Period....................  $     9.07       $    11.09       $    11.93       $    12.54       $    10.65
=================================================================================================================
Total Return....................       (3.31)%          17.22%            5.36%           19.47%          (11.14)%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)...................  $1,609,472       $1,606,367       $1,443,412       $1,322,590       $1,338,510
Ratio of Expenses to Average Net
  Assets........................        0.56%(a)         0.56%(a)         0.56%(a)         0.61%(a)         0.59%(a)
Ratio of Net Investment Income
  to Average Net Assets.........        0.24%            0.41%            0.34%            0.30%            0.18%
Portfolio Turnover Rate.........         N/A              N/A              N/A              N/A              N/A
Portfolio Turnover Rate of
  Master Fund Series............          19%              14%              37%              23%              26%
-----------------------------------------------------------------------------------------------------------------

                                            DFA REAL ESTATE SECURITIES PORTFOLIO
                                  ---------------------------------------------------------
                                    YEAR        YEAR        YEAR        YEAR        YEAR
                                    ENDED       ENDED       ENDED       ENDED       ENDED
                                  NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                    2002        2001        2000        1999        1998
--------------------------------  ---------------------------------------------------------
Net Asset Value, Beginning of
  Period........................  $  15.02    $  13.51    $  11.50    $  13.00    $  15.53
                                  --------    --------    --------    --------    --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)......................      0.54        0.82        0.76        0.77        0.74
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized).................      0.18        1.49        1.90       (1.62)      (2.52)
                                  --------    --------    --------    --------    --------
    Total From Investment
      Operations................      0.72        2.31        2.66       (0.85)      (1.78)
--------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.........     (0.75)      (0.80)      (0.65)      (0.65)      (0.75)
  Net Realized Gains............     (0.08)         --          --          --          --
                                  --------    --------    --------    --------    --------
    Total Distributions.........     (0.83)      (0.80)      (0.65)      (0.65)      (0.75)
--------------------------------
    Net Asset Value, End of
      Period....................  $  14.91    $  15.02    $  13.51    $  11.50    $  13.00
================================
Total Return....................      5.36%      17.76%      24.49%      (6.75)%    (12.01)%
--------------------------------
Net Assets, End of Period
  (thousands)...................  $413,264    $283,732    $210,231    $130,039    $106,544
Ratio of Expenses to Average Net
  Assets........................      0.42%       0.43%       0.45%       0.47%       0.46%
Ratio of Net Investment Income
  to Average Net Assets.........      4.71%       5.55%       6.06%       6.82%       5.95%
Portfolio Turnover Rate.........         2%          6%          7%          8%          3%
Portfolio Turnover Rate of
  Master Fund Series............       N/A+        N/A+        N/A+        N/A+        N/A+
--------------------------------

(a) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the Master Fund Series
N/A+ Not applicable, as the DFA Real Estate Securities Portfolios is a stand-alone registered investment company.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 LARGE CAP INTERNATIONAL PORTFOLIO
                                     ---------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                       2002        2001        2000        1999        1998
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................  $  13.90    $  17.30    $  19.41    $  16.28    $  14.27
                                     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.22        0.25        0.23        0.20        0.23
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......     (1.79)      (3.38)      (1.96)       3.19        2.03
                                     --------    --------    --------    --------    --------
    Total From Investment
      Operations...................     (1.57)      (3.13)      (1.73)       3.39        2.26
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.23)      (0.22)      (0.21)      (0.26)      (0.25)
  Net Realized Gains...............        --       (0.05)      (0.17)         --          --
                                     --------    --------    --------    --------    --------
    Total Distributions............     (0.23)      (0.27)      (0.38)      (0.26)      (0.25)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....  $  12.10    $  13.90    $  17.30    $  19.41    $  16.28
==============================================================================================
Total Return.......................    (11.50)%    (18.42)%     (9.19)%     21.12%      16.13%
----------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $337,367    $344,871    $358,638    $268,340    $114,593
Ratio of Expenses to Average Net
  Assets...........................      0.44%       0.45%       0.47%       0.53%       0.47%
Ratio of Net Investment Income to
  Average Net Assets...............      1.74%       1.65%       1.21%       1.38%       1.63%
Portfolio Turnover Rate............         9%          4%          1%          2%          4%
----------------------------------------------------------------------------------------------

                                                     INTERNATIONAL SMALL COMPANY PORTFOLIO
                                     ---------------------------------------------------------------------
                                       YEAR           YEAR           YEAR           YEAR           YEAR
                                       ENDED          ENDED          ENDED          ENDED          ENDED
                                     NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                       2002           2001           2000           1999           1998
-----------------------------------  ---------------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................  $   7.67       $   8.49       $   9.13       $   7.82       $   7.82
                                     --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.14           0.15           0.17           0.15           0.15
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......     (0.25)         (0.67)         (0.62)          1.31          (0.04)
                                     --------       --------       --------       --------       --------
    Total From Investment
      Operations...................     (0.11)         (0.52)         (0.45)          1.46           0.11
-----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.15)         (0.17)         (0.19)         (0.15)         (0.11)
  Net Realized Gains...............        --          (0.13)            --             --             --
                                     --------       --------       --------       --------       --------
    Total Distributions............     (0.15)         (0.30)         (0.19)         (0.15)         (0.11)
-----------------------------------
Net Asset Value, End of Period.....  $   7.41       $   7.67       $   8.49       $   9.13       $   7.82
===================================
Total Return.......................     (1.39)%        (6.36)%        (5.01)%        19.07%          1.49%
-----------------------------------
Net Assets, End of Period
  (thousands)......................  $464,578       $356,200       $309,060       $250,442       $273,992
Ratio of Expenses to Average Net
  Assets...........................      0.71%(a)       0.72%(a)       0.71%(a)       0.75%(a)       0.73%(a)
Ratio of Net Investment Income to
  Average Net Assets...............      1.83%          2.02%          2.10%          1.76%          1.62%
Portfolio Turnover Rate............       N/A            N/A            N/A            N/A            N/A
-----------------------------------

(a) For The International Small Company Portfolio, the expense ratios represent the combined ratios for the respective portfolio and its respective pro-rata share of its Master
     Fund Series.
N/A  Refer to the respective Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 JAPANESE SMALL COMPANY PORTFOLIO
                                     ---------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                       2002        2001        2000        1999        1998
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................   $  8.42     $  9.90    $  11.11    $   9.10    $   9.45
                                      -------     -------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.06        0.09        0.10        0.05        0.07
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......     (0.90)      (1.46)      (1.24)       2.02       (0.31)
                                      -------     -------    --------    --------    --------
    Total From Investment
      Operations...................     (0.84)      (1.37)      (1.14)       2.07       (0.24)
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.09)      (0.11)      (0.07)      (0.06)      (0.11)
  Net Realized Gains...............        --          --          --          --          --
                                      -------     -------    --------    --------    --------
    Total Distributions............     (0.09)      (0.11)      (0.07)      (0.06)      (0.11)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....   $  7.49     $  8.42    $   9.90    $  11.11    $   9.10
==============================================================================================
Total Return.......................     (9.96)%    (13.94)%    (10.23)%     22.96%      (2.37)%
----------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................   $51,819     $76,570    $101,115    $144,533    $119,714
Ratio of Expenses to Average Net
  Assets**.........................      0.74%       0.74%       0.72%       0.73%       0.74%
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses)**........      0.75%       0.74%       0.72%       0.73%       0.74%
Ratio of Net Investment Income to
  Average Net Assets...............      0.76%       0.93%       0.93%       0.61%       0.85%
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)**......................      0.75%       0.93%       0.93%       0.61%       0.85%
Portfolio Turnover Rate............       N/A         N/A         N/A         N/A         N/A
Portfolio Turnover Rate of Master
  Fund Series......................         5%          9%          5%          6%          8%
----------------------------------------------------------------------------------------------

                                                PACIFIC RIM SMALL COMPANY PORTFOLIO
                                     ---------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                       2002        2001        2000        1999        1998
-----------------------------------  ---------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................   $  7.70     $  7.89     $  9.76    $   6.55     $  9.52
                                      -------     -------     -------    --------     -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.24        0.25        0.34        0.20        0.25
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......      0.27       (0.06)      (1.80)       3.23       (2.40)
                                      -------     -------     -------    --------     -------
    Total From Investment
      Operations...................      0.51        0.19       (1.46)       3.43       (2.15)
-----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.29)      (0.38)      (0.41)      (0.22)      (0.32)
  Net Realized Gains...............        --          --          --          --       (0.50)
                                      -------     -------     -------    --------     -------
    Total Distributions............     (0.29)      (0.38)      (0.41)      (0.22)      (0.82)
-----------------------------------
Net Asset Value, End of Period.....   $  7.92     $  7.70     $  7.89    $   9.76     $  6.55
===================================
Total Return.......................      6.92%       2.32%     (15.65)%     54.36%     (23.98)%
-----------------------------------
Net Assets, End of Period
  (thousands)......................   $54,185     $74,185     $88,307    $131,782     $89,330
Ratio of Expenses to Average Net
  Assets**.........................      0.79%       0.75%       0.74%       0.94%       0.84%
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses)**........      0.80%       0.75%       0.74%       0.94%       0.84%
Ratio of Net Investment Income to
  Average Net Assets...............      3.23%       3.18%       3.64%       2.50%       3.51%
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)**......................      3.22%       3.18%       3.64%       2.50%       3.51%
Portfolio Turnover Rate............       N/A         N/A         N/A         N/A         N/A
Portfolio Turnover Rate of Master
  Fund Series......................        26%         10%          7%         34%         26%
-----------------------------------

 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                     ---------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                       2002        2001        2000        1999        1998
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................   $ 16.23     $ 19.31     $ 24.22     $ 21.63     $ 28.69
                                      -------     -------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.50        0.47        0.65        0.77        0.87
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......     (1.23)      (1.26)      (1.89)       5.67       (4.27)
                                      -------     -------     -------     -------     -------
    Total From Investment
      Operations...................     (0.73)      (0.79)      (1.24)       6.44       (3.40)
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.48)      (0.63)      (0.82)      (0.81)      (0.84)
  Net Realized Gains...............     (0.78)      (1.66)      (2.85)      (3.04)      (2.82)
                                      -------     -------     -------     -------     -------
    Total Distributions............     (1.26)      (2.29)      (3.67)      (3.85)      (3.66)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....   $ 14.24     $ 16.23     $ 19.31     $ 24.22     $ 21.63
==============================================================================================
Total Return.......................     (5.13)%     (5.36)%     (6.57)%     36.08%     (13.56)%
----------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................   $28,985     $41,143     $56,400     $83,826     $79,231
Ratio of Expenses to Average Net
  Assets**.........................      0.73%       0.74%       0.73%       0.72%       0.72%
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses)**........      0.80%       0.79%       0.74%       0.72%       0.72%
Ratio of Net Investment Income to
  Average Net Assets...............      2.55%       2.38%       2.59%       3.11%       2.87%
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)........................      2.48%       2.33%       2.58%       3.11%       2.87%
Portfolio Turnover Rate............       N/A         N/A         N/A         N/A         N/A
Portfolio Turnover Rate of Master
  Fund Series......................         6%         14%         11%          5%         11%
----------------------------------------------------------------------------------------------

                                                CONTINENTAL SMALL COMPANY PORTFOLIO
                                     ---------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                       2002        2001        2000        1999        1998
-----------------------------------  ---------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................   $  9.96     $ 12.33    $  14.29    $  17.42    $  15.94
                                      -------     -------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.23        0.27        0.33        0.24        0.28
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......      0.02       (0.85)      (0.01)      (1.26)       2.55
                                      -------     -------    --------    --------    --------
    Total From Investment
      Operations...................      0.25       (0.58)       0.32       (1.02)       2.83
-----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.27)      (0.32)      (0.25)      (0.29)      (0.25)
  Net Realized Gains...............     (1.01)      (1.47)      (2.03)      (1.82)      (1.10)
                                      -------     -------    --------    --------    --------
    Total Distributions............     (1.28)      (1.79)      (2.28)      (2.11)      (1.35)
-----------------------------------
Net Asset Value, End of Period.....   $  8.93     $  9.96    $  12.33    $  14.29    $  17.42
===================================
Total Return.......................      2.71%      (5.85)%      2.26%      (6.26)%     19.42%
-----------------------------------
Net Assets, End of Period
  (thousands)......................   $60,743     $82,883    $110,220    $160,743    $199,838
Ratio of Expenses to Average Net
  Assets**.........................      0.78%       0.76%       0.72%       0.70%       0.70%
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses)**........      0.78%       0.76%       0.72%       0.70%       0.70%
Ratio of Net Investment Income to
  Average Net Assets...............      1.84%       2.28%       1.92%       1.56%       1.32%
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)........................      1.84%       2.28%       1.92%       1.56%       1.32%
Portfolio Turnover Rate............       N/A         N/A         N/A         N/A         N/A
Portfolio Turnover Rate of Master
  Fund Series......................        12%         12%          9%         11%          1%
-----------------------------------

 ** Represents the combined ratios for the portfolio and its pro-rata share of its Master Fund Series.
N/A  Refer to the Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO             EMERGING MARKETS PORTFOLIO
                                     ---------------------------------------------------------      ------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR           YEAR           YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED          ENDED          ENDED
                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,       NOV. 30,       NOV. 30,
                                       2002        2001        2000        1999        1998           2002           2001
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................  $   7.39    $   7.84    $   8.49    $   7.54    $   7.95       $   8.62       $   9.52
                                     --------    --------    --------    --------    --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.15        0.19        0.18        0.14        0.15           0.10           0.12
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......      0.06       (0.20)      (0.63)       1.12       (0.16)          0.05          (0.96)
                                     --------    --------    --------    --------    --------       --------       --------
    Total From Investment
      Operations...................      0.21       (0.01)      (0.45)       1.26       (0.01)          0.15          (0.84)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.18)      (0.18)      (0.20)      (0.15)      (0.12)         (0.12)         (0.06)
  Net Realized Gains...............        --       (0.26)         --       (0.16)      (0.28)            --             --
                                     --------    --------    --------    --------    --------       --------       --------
    Total Distributions............     (0.18)      (0.44)      (0.20)      (0.31)      (0.40)         (0.12)         (0.06)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....  $   7.42    $   7.39    $   7.84    $   8.49    $   7.54       $   8.65       $   8.62
============================================================================================================================
Total Return.......................      2.95%      (0.15)%     (5.36)%     17.54%       0.17%          1.71%         (8.95)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $576,537    $492,911    $472,235    $525,133    $450,801       $333,866       $298,036
Ratio of Expenses to Average Net
  Assets...........................      0.83%       0.83%       0.82%       0.83%       0.86%          0.78%(a)       0.90%(a)
Ratio of Net Investment Income to
  Average Net Assets...............      1.87%       2.36%       2.28%       1.81%       1.85%          1.20%          1.50%
Portfolio Turnover Rate............        21%         13%         16%         16%         19%           N/A            N/A
Portfolio Turnover Rate of Master
  Fund Series......................       N/A+        N/A+        N/A+        N/A+        N/A+             8%             6%
----------------------------------------------------------------------------------------------------------------------------

                                         EMERGING MARKETS PORTFOLIO
                                     ---------------------------------------
                                       YEAR           YEAR           YEAR
                                       ENDED          ENDED          ENDED
                                     NOV. 30,       NOV. 30,       NOV. 30,
                                       2000           1999           1998
-----------------------------------  ---------------------------------------
Net Asset Value, Beginning of
  Period...........................  $  12.37       $   8.16       $   9.61
                                     --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.11           0.08           0.13
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......     (2.86)          4.22          (1.32)
                                     --------       --------       --------
    Total From Investment
      Operations...................     (2.75)          4.30          (1.19)
-----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.10)         (0.09)         (0.26)
  Net Realized Gains...............        --             --             --
                                     --------       --------       --------
    Total Distributions............     (0.10)         (0.09)         (0.26)
-----------------------------------
Net Asset Value, End of Period.....  $   9.52       $  12.37       $   8.16
===================================
Total Return.......................    (22.49)%        53.34%        (12.57)%
-----------------------------------
Net Assets, End of Period
  (thousands)......................  $286,152       $330,604       $225,227
Ratio of Expenses to Average Net
  Assets...........................      0.90%(a)       0.91%(a)       1.00%(a)
Ratio of Net Investment Income to
  Average Net Assets...............      0.90%          0.90%          1.19%
Portfolio Turnover Rate............       N/A            N/A            N/A
Portfolio Turnover Rate of Master
  Fund Series......................        12%            16%            10%
-----------------------------------

(a) Represents the combined ratios for the Portfolio and its pro-rata share of its Master Fund Series.
N/A  Refer to the Master Fund Series
N/A+ Not applicable, as the Portfolio is a stand-alone registered investment company.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               EMERGING MARKETS SMALL CAP PORTFOLIO
                                     ---------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR      MARCH 6,
                                       ENDED       ENDED       ENDED       ENDED        TO
                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                       2002        2001        2000        1999        1998
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................   $  5.33     $  6.79     $ 14.88     $  9.09     $10.00
                                      -------     -------     -------     -------     ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.06        0.10        0.12        0.04      (0.01)
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......      0.54       (0.65)      (1.68)       6.11      (0.90)
                                      -------     -------     -------     -------     ------
    Total From Investment
      Operations...................      0.60       (0.55)      (1.56)       6.15      (0.91)
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.04)      (0.06)      (0.15)      (0.06)        --
  Net Realized Gains...............        --       (0.85)      (6.38)      (0.30)        --
                                      -------     -------     -------     -------     ------
    Total Distributions............     (0.04)      (0.91)      (6.53)      (0.36)        --
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....   $  5.89     $  5.33     $  6.79     $ 14.88     $ 9.09
==============================================================================================
Total Return.......................     11.23%      (9.44)%    (23.38)      70.30%     (9.10)%#
----------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................   $26,516     $15,172     $10,992     $11,734     $5,021
Ratio of Expenses to Average Net
  Assets**.........................      1.20%       1.56%       1.56%       1.77%      2.36%*
Ratio of Net Investment Income to
  Average Net Assets...............      1.31%       1.18%       0.77%       0.73%     (0.29)%*
Portfolio Turnover Rate............       N/A         N/A         N/A         N/A        N/A
Portfolio Turnover Rate of Master
  Fund Series......................        16%         14%         20%         24%        13%
----------------------------------------------------------------------------------------------

                                                DFA ONE-YEAR FIXED INCOME PORTFOLIO
                                     ---------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                       2002        2001        2000        1999        1998
-----------------------------------  ---------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................  $  10.31    $  10.21    $  10.17    $  10.22    $  10.23
                                     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.27        0.51        0.60        0.52        0.57
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......      0.08        0.11        0.04       (0.04)         --
                                     --------    --------    --------    --------    --------
    Total From Investment
      Operations...................      0.35        0.62        0.64        0.48        0.57
-----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.27)      (0.52)      (0.60)      (0.52)      (0.57)
  Net Realized Gains...............        --          --          --       (0.01)      (0.01)
                                     --------    --------    --------    --------    --------
    Total Distributions............     (0.27)      (0.52)      (0.60)      (0.53)      (0.58)
-----------------------------------
Net Asset Value, End of Period.....  $  10.39    $  10.31    $  10.21    $  10.17    $  10.22
===================================
Total Return.......................      3.43%       6.21%       6.49%       4.80%       5.74%
-----------------------------------
Net Assets, End of Period
  (thousands)......................  $992,307    $739,847    $725,284    $712,520    $752,510
Ratio of Expenses to Average Net
  Assets**.........................      0.20%       0.20%       0.20%       0.21%       0.21%
Ratio of Net Investment Income to
  Average Net Assets...............      2.56%       5.04%       5.90%       5.07%       5.51%
Portfolio Turnover Rate............       N/A         N/A         N/A         N/A         N/A
Portfolio Turnover Rate of Master
  Fund Series......................       154%         55%         35%         58%         24%
-----------------------------------

  *  Annualized
  #  Non-annualized
 ** Represents the combined ratios for the respective Portfolio and its respective pro-rata share of their Master Fund
     Series.
N/A  Refer to Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                    ---------------------------------------------------------------------
                                      YEAR           YEAR           YEAR           YEAR           YEAR
                                      ENDED          ENDED          ENDED          ENDED          ENDED
                                    NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                      2002           2001           2000           1999           1998
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period..........................  $   9.95       $  10.05       $  10.31       $  10.21       $  10.40
                                    --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)....      0.25           0.19           1.01           0.56           0.61
  Net Gains (Losses) on Securities
    (Realized and Unrealized).....      0.20           0.45          (0.41)         (0.09)          0.01
                                    --------       --------       --------       --------       --------
    Total From Investment
      Operations..................      0.45           0.64           0.60           0.47           0.62
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...........     (0.21)         (0.56)         (0.86)         (0.36)         (0.79)
  Net Realized Gains..............        --             --             --          (0.01)         (0.02)
  Tax Return of Capital...........        --          (0.18)            --             --             --
                                    --------       --------       --------       --------       --------
    Total Distributions...........     (0.21)         (0.74)         (0.86)         (0.37)         (0.81)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....  $  10.19       $   9.95       $  10.05       $  10.31       $  10.21
=========================================================================================================
Total Return......................      4.54%          6.75%          6.18%          4.69%          6.39%
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).....................  $799,214       $596,119       $518,491       $531,488       $440,885
Ratio of Expenses to Average Net
  Assets..........................      0.25%(a)       0.27%(a)       0.27%(a)       0.27%(a)       0.29%(a)
Ratio of Net Investment Income to
  Average Net Assets..............      2.58%          1.34%          9.97%          5.59%          5.90%
Portfolio Turnover Rate...........       N/A            N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master
  Fund Series.....................       138%           113%            73%            78%           113%
---------------------------------------------------------------------------------------------------------

                                               DFA FIVE-YEAR GOVERNMENT PORTFOLIO
                                    ---------------------------------------------------------
                                      YEAR        YEAR        YEAR        YEAR        YEAR
                                      ENDED       ENDED       ENDED       ENDED       ENDED
                                    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                      2002        2001        2000        1999        1998
----------------------------------  ---------------------------------------------------------
Net Asset Value, Beginning of
  Period..........................  $  10.56    $  10.32    $  10.26    $  10.35    $  10.36
                                    --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)....      0.41        0.49        0.59        0.49        0.54
  Net Gains (Losses) on Securities
    (Realized and Unrealized).....      0.51        0.32        0.01       (0.08)       0.01
                                    --------    --------    --------    --------    --------
    Total From Investment
      Operations..................      0.92        0.81        0.60        0.41        0.55
----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...........     (0.43)      (0.57)      (0.54)      (0.50)      (0.56)
  Net Realized Gains..............        --          --          --          --          --
  Tax Return of Capital...........        --          --          --          --          --
                                    --------    --------    --------    --------    --------
    Total Distributions...........     (0.43)      (0.57)      (0.54)      (0.50)      (0.56)
----------------------------------
Net Asset Value, End of Period....  $  11.05    $  10.56    $  10.32    $  10.26    $  10.35
==================================
Total Return......................      9.06%       8.18%       6.16%       4.11%       5.50%
----------------------------------
Net Assets, End of Period
  (thousands).....................  $315,290    $243,880    $218,557    $219,022    $210,986
Ratio of Expenses to Average Net
  Assets..........................      0.26%       0.27%       0.28%       0.28%       0.29%
Ratio of Net Investment Income to
  Average Net Assets..............      4.09%       4.79%       5.75%       4.95%       5.18%
Portfolio Turnover Rate...........        19%        189%         60%         57%          7%
Portfolio Turnover Rate of Master
  Fund Series.....................       N/A+        N/A+        N/A+        N/A+        N/A+
----------------------------------

(a) Represents the combined ratio for the Portfolio and its pro-rata share of its Master Fund Series.
N/A  Refer to Master Fund Series
N/A+ Not applicable, as the DFA Five-Year Government Portfolio is a stand-alone registered investment company.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                     ---------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                       2002        2001        2000        1999        1998
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................  $  10.50    $  10.50    $  10.53    $  10.65    $  10.88
                                     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.33        0.50        0.61        0.37        0.45
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......      0.44        0.22          --        0.01        0.42
                                     --------    --------    --------    --------    --------
    Total From Investment
      Operations...................      0.77        0.72        0.61        0.38        0.87
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.33)      (0.72)      (0.64)      (0.22)      (1.04)
  Net Realized Gains...............     (0.01)         --          --       (0.28)      (0.06)
                                     --------    --------    --------    --------    --------
    Total Distributions............     (0.34)      (0.72)      (0.64)      (0.50)      (1.10)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....  $  10.93    $  10.50    $  10.50    $  10.53    $  10.65
==============================================================================================
Total Return.......................      7.55%       7.23%       6.09%       3.63%       8.78%
----------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $761,717    $628,936    $517,325    $472,334    $371,619
Ratio of Expenses to Average Net
  Assets...........................      0.35%       0.37%       0.38%       0.39%       0.41%
Ratio of Net Investment Income to
  Average Net Assets...............      4.09%       4.04%       4.15%       3.62%       3.87%
Portfolio Turnover Rate............        79%        113%         80%         59%         74%
----------------------------------------------------------------------------------------------

                                        DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                                     ---------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                       2002        2001        2000        1999        1998
-----------------------------------  ---------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................  $  11.90    $  11.18    $  10.84    $  11.78    $  11.28
                                     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.65        0.65        0.63        0.61        0.61
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......      0.48        0.71        0.38       (0.89)       0.59
                                     --------    --------    --------    --------    --------
    Total From Investment
      Operations...................      1.13        1.36        1.01       (0.28)       1.20
-----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.64)      (0.64)      (0.63)      (0.58)      (0.65)
  Net Realized Gains...............        --          --       (0.04)      (0.08)      (0.05)
                                     --------    --------    --------    --------    --------
    Total Distributions............     (0.64)      (0.64)      (0.67)      (0.66)      (0.70)
-----------------------------------
Net Asset Value, End of Period.....  $  12.39    $  11.90    $  11.18    $  10.84    $  11.78
===================================
Total Return.......................      9.95%      12.57%       9.75%      (2.41)%     11.07%
-----------------------------------
Net Assets, End of Period
  (thousands)......................  $300,059    $310,661    $286,444    $256,376    $239,035
Ratio of Expenses to Average Net
  Assets...........................      0.16%       0.16%       0.18%       0.21%       0.24%
Ratio of Net Investment Income to
  Average Net Assets...............      5.37%       5.60%       6.00%       5.58%       5.77%
Portfolio Turnover Rate............        14%         17%          8%         13%         24%
-----------------------------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              DFA SHORT-TERM
                                                              MUNICIPAL BOND
                                                                PORTFOLIO
                                                              --------------
                                                                AUG. 21(1)
                                                                    TO
                                                                 NOV. 30,
                                                                   2002
----------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................     $ 10.00
                                                                 -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..............................        0.04
  Net Gains (Losses) on Securities (Realized and
    Unrealized).............................................       (0.04)
                                                                 -------
    Total From Investment Operations........................          --
----------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.....................................       (0.03)
  Net Realized Gains........................................          --
                                                                 -------
    Total Distributions.....................................       (0.03)
----------------------------------------------------------------------------
Net Asset Value, End of Period..............................     $  9.97
============================================================================
Total Return................................................       (0.03)%#
----------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................     $78,819
Ratio of Expenses to Average Net Assets.....................        0.30%*
Ratio of Expenses to Average Net Assets (excluding waivers
  and assumption of expenses)...............................        0.75%*
Ratio of Net Investment Income to Average Net Assets........        1.71%*
Ratio of Net Investment Income to Average Net Assets
  (excluding waivers and assumption of expenses)............        1.26%*
Portfolio Turnover Rate.....................................           0%#
----------------------------------------------------------------------------

(1)  Commencement of operations
  *  Annualized
  #  Non-annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. Twenty-three of the Fund's forty portfolios (the "Portfolios") are included in this report. Of the remaining seventeen portfolios, six portfolios are only available through a select group of insurance products and are presented in a separate report, seven are presented in separate reports, and four have not commenced operations.

    The following Portfolios (the "Feeder Funds") invest in a series of The DFA Investment Trust Company (the "Master Funds"):

                                                                                       PERCENTAGE
                                                                                        OWNERSHIP
PORTFOLIOS (FEEDER FUNDS)                            SERIES (MASTER FUNDS)             AT 11/30/02
-------------------------                 -------------------------------------------  -----------
U.S. Large Company Portfolio              The U.S. Large Company Series                       30%
Enhanced U.S. Large Company Portfolio     The Enhanced U.S. Large Company Series             100%
U.S. Large Cap Value Portfolio            The U.S. Large Cap Value Series                     68%
U.S. Small XM Value Portfolio             The U.S. Small XM Value Series                       8%
U.S. Small Cap Value Portfolio            The U.S. Small Cap Value Series                     94%
U.S. Small Cap Portfolio                  The U.S. Small Cap Series                           76%
U.S. Micro Cap Portfolio                  The U.S. Micro Cap Series                          100%
International Small Company Portfolio     The Japanese Small Company Series                   71%
                                          The Pacific Rim Small Company Series                53%
                                          The United Kingdom Small Company Series             67%
                                          The Continental Small Company Series                73%
Japanese Small Company Portfolio          The Japanese Small Company Series                   27%
Pacific Rim Small Company Portfolio       The Pacific Rim Small Company Series                45%
United Kingdom Small Company Portfolio    The United Kingdom Small Company Series             29%
Continental Small Company Portfolio       The Continental Small Company Series                23%
Emerging Markets Portfolio                The Emerging Markets Series                         97%
Emerging Markets Small Cap Portfolio      The Emerging Markets Small Cap Series               55%
DFA One-Year Fixed Income Portfolio       The DFA One-Year Fixed Income Series               100%
DFA Two-Year Global Fixed Income
  Portfolio                               The DFA Two-Year Global Fixed Income Series        100%

    Each Feeder Fund, with the exception of the International Small Company Portfolio, invests solely in a corresponding Master Fund. The International Small Company Portfolio also invests in short term temporary cash investments from time to time.

    The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the DFA Real Estate Securities Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by the Large Cap International Portfolio and the DFA International Small Cap Value Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

    Securities held by the DFA Five-Year Government Portfolio, the DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio and DFA Short-Term Municipal Bond Portfolio (the "Fixed Income Portfolios"), are valued at the mean between the most recently quoted bid and asked prices or prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

    Master Fund shares held by the Feeder Funds are valued at their respective daily net asset values or for the U.S. Large Company Portfolio, the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the United Kingdom Small Company Portfolio, the Continental Small Company Portfolio, the International Small Company Portfolio, the Emerging Markets Portfolio and the Emerging Markets Small Cap Portfolio, their investment reflects their proportionate interest in the net assets of the corresponding Master Fund.

    2. FOREIGN CURRENCY: Securities and other assets and liabilities of the International Equity Portfolios and the DFA Five-Year Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. Dollar. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The DFA Five-Year Global Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily exchange rates.

    The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the DFA Five-Year Global Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the DFA Five-Year Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

    4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Portfolio are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

    The U.S. Large Company Portfolio, the International Small Company Portfolio, the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the United Kingdom Small Company Portfolio, the Continental Small Company Portfolio, the Emerging Markets Portfolio and the Emerging Markets Small Cap Portfolio each accrue their respective share of income and expenses daily on their investment in their corresponding Master Fund, which are treated as partnerships for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Master Funds are allocated pro rata among its investors at the time of such determination.

    The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

    5. RECLASSIFICATION: Distributions of net gains on the Statements of Changes in Net Assets have been reclassified to conform to the current year presentation.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services.

    For the year ended November 30, 2002, the Portfolios' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA Real Estate Securities Portfolio..............     0.30 of 1%
Large Cap International Portfolio.................     0.25 of 1%
DFA International Small Cap Value Portfolio.......     0.65 of 1%
DFA Five-Year Government Portfolio................     0.20 of 1%
DFA Five-Year Global Fixed Income Portfolio.......     0.25 of 1%
DFA Intermediate Government Fixed Income
  Portfolio.......................................   0.10 of 1%(a)
DFA Short-Term Municipal Bond Portfolio...........     0.20 of 1%

-------------------

(a) Effective June 1, 1999, the DFA Intermediate Government Fixed Income Portfolio changed its advisory fee from 0.15 of 1% of average daily net assets to .10 of 1% of average daily net assets.

    For the year ended November 30, 2002, the Feeder Funds accrued daily and paid monthly to the Advisor an administrative fee based on the following effective annual rates of average daily net assets:

U.S. Large Company Portfolio......................     .215 of 1%
Enhanced U.S. Large Company Portfolio.............     .15 of 1%
U.S. Large Cap Value Portfolio....................     .15 of 1%
U.S. Small XM Value Portfolio.....................     .30 of 1%
U.S. Small Cap Value Portfolio....................     .30 of 1%
U.S. Small Cap Portfolio..........................     .32 of 1%
U.S. Micro Cap Portfolio..........................     .40 of 1%
International Small Company Portfolio.............     .40 of 1%
Japanese Small Company Portfolio..................     .40 of 1%
Pacific Rim Small Company Portfolio...............     .40 of 1%
United Kingdom Small Company Portfolio............     .40 of 1%
Continental Small Company Portfolio...............     .40 of 1%
Emerging Markets Portfolio........................     .40 of 1%
Emerging Markets Small Cap Portfolio..............     .45 of 1%
DFA One-Year Fixed Income Portfolio...............     .10 of 1%
DFA Two-Year Global Fixed Income Portfolio........     .10 of 1%

    For the U.S. Large Company Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio's direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of The U.S. Large Company Series) to the extent necessary to limit the expenses to 0.15% of average net assets on an annualized basis. At any time that the annualized expenses of the U.S. Large Company Portfolio are less than 0.15% of average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.15% of average net assets on an annualized basis. At November 30, 2002, approximately $4,372,000 of previously waived fees were subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2005.

    Effective February 23, 1999, the Advisor agreed to waive its administrative service fee and/or assume the direct expenses of U.S. Small XM Value Portfolio to the extent necessary to keep the direct annual expenses of the Portfolio to not more than 0.50% of the average daily net assets of the Portfolio. At November 30, 2002, approximately $17,000 of waived fees of U.S. Small XM Value Portfolio were subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2003.

    For the Pacific Rim Small Company Portfolio and the United Kingdom Small Company Portfolio, the Advisor has agreed to waive its administration fees and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the Portfolios to 0.47% of its average net assets on an annualized basis. These fee waiver and expense assumption arrangements do not include the indirect expenses each Portfolio bears as a shareholder of their master funds. At any time that the direct expenses of each Portfolio are less than 0.47% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's direct expenses to exceed 0.47% of their average net assets on an annualized basis. At November 30, 2002 approximately $7,000 and $24,000 respectively, of waived fees of the Pacific Rim Small Company Portfolio and the United Kingdom Small Company Portfolio were subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2005.

    The Advisor agreed to waive its administrative service fee and/or assume the direct and indirect expenses of Enhanced U.S. Large Company Portfolio to the extent necessary to keep the annual combined expenses of the portfolio and its respective Master Fund to not more than 0.45% of the average daily net assets of the portfolio.

    Certain officers of the Portfolios are also officers, and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

    At November 30, 2002, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows:

U.S. Large Company Portfolio......................  $3,290
Enhanced U.S. Large Company Portfolio.............     394
U.S. Large Cap Value Portfolio....................   4,853
U.S. Small XM Value Portfolio.....................     311
U.S. Small Cap Value Portfolio....................  12,986
U.S. Small Cap Portfolio..........................   3,448
U.S. Micro Cap Portfolio..........................   7,191
DFA Real Estate Securities Portfolio..............   1,518
Large Cap International Portfolio.................   1,416
International Small Company Portfolio.............   1,807
Japanese Small Company Portfolio..................     289
Pacific Rim Small Company Portfolio...............     312
United Kingdom Small Company Portfolio............     171
Continental Small Company Portfolio...............     346
DFA International Small Cap Value Portfolio.......   2,373
Emerging Markets Portfolio........................   1,420
Emerging Markets Small Cap Portfolio..............      94
DFA One-Year Fixed Income Portfolio...............   3,605
DFA Two-Year Global Fixed Income Portfolio........   2,859
DFA Five-Year Government Portfolio................   1,129
DFA Five-Year Global Fixed Income Portfolio.......   2,880
DFA Intermediate Government Fixed Income
  Portfolio.......................................   1,355
DFA Short-Term Municipal Bond Portfolio...........     182

E. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2002, the Portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                 U.S. GOVERNMENT     OTHER INVESTMENT
                                    SECURITIES          SECURITIES
                                ------------------  -------------------
                                PURCHASES   SALES   PURCHASES   SALES
                                ---------  -------  ---------  --------
DFA Real Estate Securities
  Portfolio...................        --        --  $142,620   $  7,836
Large Cap International
  Portfolio...................        --        --    63,052     29,052
DFA International Small Cap
  Value Portfolio.............        --        --   181,168    113,255
DFA Five-Year Government
  Portfolio...................  $113,667   $51,371        --         --
DFA Five-Year Global Fixed
  Income Portfolio............        --        --   603,196    515,782
DFA Intermediate Government
  Fixed Income Portfolio......    34,401    41,046     8,037     24,712
DFA Short-Term Municipal Bond
  Portfolio...................        --        --    49,245         --

F. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since it is each Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from generally accepted accounting principles, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Components of Net Assets.

    At November 30, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                     GROSS UNREALIZED  GROSS UNREALIZED
                                       APPRECIATION      DEPRECIATION        NET
                                     ----------------  ----------------  ------------
U.S. Large Company Portfolio.......      $152,681         $(187,668)      $ (34,987)
Enhanced U.S. Large Company
  Portfolio........................            --           (46,855)        (46,855)
U.S. Large Cap Value Portfolio.....            --          (107,817)       (107,817)
U.S. Small XM Value Portfolio......            --              (371)           (371)
U.S. Small Cap Value Portfolio.....       196,883          (123,881)         73,002
U.S. Small Cap Portfolio...........       723,106          (855,478)       (132,372)
U.S. Micro Cap Portfolio...........            --           (28,425)        (28,425)
DFA Real Estate Securities
  Portfolio........................        43,467           (14,926)         28,541
Large Cap International
  Portfolio........................        25,059          (112,435)        (87,376)
International Small Company
  Portfolio........................        15,112          (115,219)       (100,107)
Japanese Small Company Portfolio...        10,677          (174,012)       (163,335)
Pacific Rim Small Company
  Portfolio........................        48,961           (97,043)        (48,082)
United Kingdom Small Company
  Portfolio........................        68,836           (69,326)           (490)
Continental Small Company
  Portfolio........................        56,891           (55,961)            930
DFA International Small Cap Value
  Portfolio........................        62,684          (219,349)       (156,665)
Emerging Markets Portfolio.........        70,349          (120,596)        (50,247)
Emerging Markets Small Cap
  Portfolio........................            --            (5,086)         (5,086)
DFA One-Year Fixed Income
  Portfolio........................        21,919            (5,156)         16,763
DFA Two-Year Global Fixed Income
  Portfolio........................        11,874                --          11,874
DFA Five-Year Government
  Portfolio........................        11,913              (121)         11,792
DFA Five-Year Global Fixed Income
  Portfolio........................        23,523              (711)         22,812
DFA Intermediate Government Fixed
  Income Portfolio.................        26,939               (51)         26,888
DFA Short-Term Municipal Bond
  Portfolio........................            12              (367)           (355)

    At November 30, 2002, the following Portfolios had capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                          EXPIRES ON NOVEMBER 30,
                           ------------------------------------------------------
                           2004   2005    2006    2007    2008    2009     2010     TOTAL
                           ----  ------  ------  ------  ------  -------  -------  -------
U.S. Large Company
  Portfolio..............    --      --      --      --      --  $ 2,253       --  $ 2,253
Enhanced U.S. Large
  Company Portfolio......    --      --      --      --      --        9       --        9
Large Cap International
  Portfolio..............    --      --      --      --      --    2,431  $18,180   20,611
International Small
  Company Portfolio......    --      --      --      --      --   11,868      250   12,118
Japanese Small Company
  Portfolio..............    --  $1,532  $7,918  $2,826  $  632    3,508    4,453   20,869
Pacific Rim Small Company
  Portfolio..............    --      --      --     566      --      906    3,164    4,636
DFA International Small
  Cap Value Portfolio....    --      --      --      --      --    2,094       --    2,094
Emerging Markets
  Portfolio..............    --      --     962   1,831      --   18,234   19,225   40,251
DFA One-Year Fixed Income
  Portfolio..............    --      --      --      18      69       --       --       87
DFA Two-Year Global Fixed
  Income Portfolio.......    --      --      --      --      99    1,068       --    1,167
DFA Five-Year Government
  Portfolio..............  $887      --      --      70   1,227       --       --    2,184

    Certain of the Portfolios' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. The DFA International Small Cap Value Portfolio realized gains on the sale of passive foreign investment companies of $977,325, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

    During the year ended November 30, 2002, U.S. Small Cap Portfolio realized approximately $42,784,000 of net capital gains resulting from in-kind redemptions in which shareholders of the Portfolio elected to exchange shares of the Portfolio for securities, rather than cash. Because such gains are not taxable to the Portfolio, and are not distributed to shareholders, they have been properly reclassified from accumulated net realized gains to paid-in capital.

G. COMPONENTS OF NET ASSETS:

    At November 30, 2002, net assets consist of (amounts in thousands):

                                                                                   UNREALIZED
                                                                                  APPRECIATION
                                       ACCUMULATED                ACCUMULATED   (DEPRECIATION) OF  UNREALIZED
                                           NET                    NET REALIZED     INVESTMENT      NET FOREIGN
                                       INVESTMENT   ACCUMULATED     FOREIGN        SECURITIES,      EXCHANGE
                            PAID-IN      INCOME     NET REALIZED    EXCHANGE       FUTURES AND        GAIN       TOTAL NET
                            CAPITAL      (LOSS)     GAIN (LOSS)   GAIN (LOSS)   FOREIGN CURRENCY     (LOSS)        ASSETS
                           ----------  -----------  ------------  ------------  -----------------  -----------  ------------
U.S. Large Company
 Portfolio...............  $  810,031    $2,999       $(52,602)         --          $ 15,341             --      $  775,769
Enhanced U.S. Large
 Company Portfolio.......     147,960       232        (21,200)         --           (25,663)            --         101,329
U.S. Large Cap Value
 Portfolio...............   1,282,988     2,959        (99,596)         --            (9,640)            --       1,176,711
U.S. Small XM Value
 Portfolio...............      60,118       337          5,665          --               834             --          66,954
U.S. Small Cap Value
 Portfolio...............   2,618,848     9,346        147,573          --           196,884             --       2,972,651
U.S. Small Cap
 Portfolio...............     771,749     2,698        (51,525)         --           (76,050)            --         646,872


                              NUMBER OF
                                SHARES
                              AUTHORIZED
                           ----------------
U.S. Large Company
 Portfolio...............      200,000,000
Enhanced U.S. Large
 Company Portfolio.......      100,000,000
U.S. Large Cap Value
 Portfolio...............      200,000,000
U.S. Small XM Value
 Portfolio...............      100,000,000
U.S. Small Cap Value
 Portfolio...............      300,000,000
U.S. Small Cap
 Portfolio...............      100,000,000

                                                                                              UNREALIZED
                                                                                             APPRECIATION
                                       ACCUMULATED                ACCUMULATED              (DEPRECIATION) OF  UNREALIZED
                                           NET                    NET REALIZED  DEFERRED      INVESTMENT      NET FOREIGN
                                       INVESTMENT   ACCUMULATED     FOREIGN     THAILAND      SECURITIES,      EXCHANGE
                            PAID-IN      INCOME     NET REALIZED    EXCHANGE     CAPITAL      FUTURES AND        GAIN
                            CAPITAL      (LOSS)     GAIN (LOSS)   GAIN (LOSS)   GAINS TAX  FOREIGN CURRENCY     (LOSS)
                           ----------  -----------  ------------  ------------  ---------  -----------------  -----------
U.S. Micro Cap
 Portfolio...............  $1,611,765    $ 1,992      $(64,872)          --                    $  60,587            --
DFA Real Estate
 Securities Portfolio....     372,856      8,123         2,630           --          --           29,655            --
Large Cap International
 Portfolio...............     439,613      5,470       (21,958)     $    (2)         --          (85,770)        $  14
International Small
 Company Portfolio.......     568,756      7,119       (11,393)         222          --         (100,213)           87
Japanese Small Company
 Portfolio...............     235,819        138       (23,581)          41          --         (160,594)           (4)
Pacific Rim Small Company
 Portfolio...............     104,743        984        (3,940)          (7)         --          (47,591)           (4)
United Kingdom Small
 Company Portfolio.......      27,871        954           604           30          --             (476)            2
Continental Small Company
 Portfolio...............      55,610      1,484         2,570           47          --              965            67
DFA International Small
 Cap Value Portfolio.....     724,585      8,661        (1,152)         342          --         (155,975)           76
Emerging Markets
 Portfolio...............     424,036      2,788       (43,551)        (299)      $(840)         (48,259)           (9)
Emerging Markets Small
 Cap Portfolio...........      31,143        266           272          (34)       (112)          (5,019)           --
DFA One-Year Fixed Income
 Portfolio...............     975,564         67        (5,243)          --          --           21,919            --
DFA Two-Year Global Fixed
 Income Portfolio........     784,921      3,586        (9,266)          --          --           19,973            --
DFA Five-Year Government
 Portfolio...............     299,859      5,823        (2,184)          --          --           11,792            --
DFA Five-Year Global
 Fixed Income Portfolio..     722,750     16,194         7,156       (6,504)         --           22,812          (691)
DFA Intermediate
 Government Fixed Income
 Portfolio...............     264,211      4,155         4,805           --          --           26,888            --
DFA Short-Term Municipal
 Bond Portfolio..........      79,062        112            --           --          --             (355)           --


                                           NUMBER OF
                            TOTAL NET        SHARES
                              ASSETS       AUTHORIZED
                           ------------  --------------
U.S. Micro Cap
 Portfolio...............   $1,609,472    300,000,000
DFA Real Estate
 Securities Portfolio....      413,264    100,000,000
Large Cap International
 Portfolio...............      337,367    150,000,000
International Small
 Company Portfolio.......      464,578    100,000,000
Japanese Small Company
 Portfolio...............       51,819     50,000,000
Pacific Rim Small Company
 Portfolio...............       54,185     50,000,000
United Kingdom Small
 Company Portfolio.......       28,985     20,000,000
Continental Small Company
 Portfolio...............       60,743     50,000,000
DFA International Small
 Cap Value Portfolio.....      576,537    200,000,000
Emerging Markets
 Portfolio...............      333,866    100,000,000
Emerging Markets Small
 Cap Portfolio...........       26,516    100,000,000
DFA One-Year Fixed Income
 Portfolio...............      992,307    300,000,000
DFA Two-Year Global Fixed
 Income Portfolio........      799,214    200,000,000
DFA Five-Year Government
 Portfolio...............      315,290    100,000,000
DFA Five-Year Global
 Fixed Income Portfolio..      761,717    100,000,000
DFA Intermediate
 Government Fixed Income
 Portfolio...............      300,059    100,000,000
DFA Short-Term Municipal
 Bond Portfolio..........       78,819    100,000,000

H. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolios' Investment Objectives and Policies, the Portfolios may invest, either directly or through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

    All open repurchase agreements were entered into on November 29, 2002.

    2. FORWARD CURRENCY CONTRACTS: The DFA Five-Year Global Fixed Income Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 2002, the DFA Five-Year Global Fixed Income Portfolio had entered into the following contract and the related net unrealized foreign exchange loss is reflected in the accompanying financial statements:

                                                                             UNREALIZED
                                                                               FOREIGN
EXPIRATION                                    CONTRACT        VALUE AT        EXCHANGE
   DATE              CURRENCY SOLD             AMOUNT     NOVEMBER 30, 2002  GAIN (LOSS)
----------  -------------------------------  -----------  -----------------  -----------
12/13/02     122,141,323    Canadian Dollar  $77,218,375     $77,929,480      $(711,105)

    Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

    3. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

I. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. For the year ended November 30, 2002, borrowings under the line were as follows:

                             WEIGHTED       WEIGHTED     NUMBER OF   INTEREST  MAXIMUM AMOUNT
                              AVERAGE       AVERAGE        DAYS      EXPENSE   BORROWED DURING
                           INTEREST RATE  LOAN BALANCE  OUTSTANDING  INCURRED    THE PERIOD
                           -------------  ------------  -----------  --------  ---------------
Large Cap International
  Portfolio..............         2.82%    $2,407,500          4       $753      $3,870,000
International Small
  Company Portfolio......         2.50%       120,000          1          8         120,000
DFA International Small
  Cap Value Portfolio....         2.67%       575,000          2         85         850,000

    There were no outstanding borrowings under the line of credit at November 30, 2002.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2003. There were no borrowings under the line of credit for the year ended
November 30, 2002.

J. REIMBURSEMENT FEES:

    Until March 30, 2002, shares of the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the Continental Small Company Portfolio, the International Small Company Portfolio, the Emerging Markets Portfolio, the Emerging Markets Small Cap Portfolio and the DFA International Small Cap Value Portfolio were sold at a public offering price equal to the current net asset value of such shares plus a reimbursement fee. Reimbursement fees were recorded as an addition to paid-in capital.

    The reimbursement fees for the Japanese Small Company Portfolio and the Emerging Markets Portfolio were .50% of the net asset value of their shares. The reimbursement fees for the Pacific Rim Small Company Portfolio, the Continental Small Company Portfolio and the Emerging Markets Small Cap Portfolio were 1.00% of the net asset value of their shares. The reimbursement fee for the DFA International Small Cap Value Portfolio and the International Small Company Portfolio were 0.675% of the net asset value of its shares.

    Effective March 30, 2002, the Portfolios no longer charge reimbursement fees.

K. SECURITIES LENDING:

    As of November 30, 2002, some of the Fund's portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Fund, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

    As of November 30, 2002, the interest rate on the pooled cash account earned by each of the portfolios was 1.30% for the domestic portfolios and 1.33% for the international portfolios. The repurchase agreements with J.P. Morgan Securities, UBS Warburg and Mizuho Securities USA, comprising the pooled cash account bear interest at rates ranging from 1.30% to 1.33% and are to be repurchased on December 2, 2002. The market value of securities on loan to broker/dealers, the value of cash collateral received from such broker/dealers, the cost/value of each portfolio's pooled cash account investment and the allocated value of collateral from repurchase agreements held in the pooled cash account as of November 30, 2002 were as follows:

                                                                COST/VALUE OF     VALUE OF
                                MARKET VALUE      VALUE OF       POOLED CASH   COLLATERAL FROM
                                OF SECURITIES  COLLATERAL AND      ACCOUNT       REPURCHASE
DOMESTIC EQUITY PORTFOLIOS         ON LOAN     INDEMNIFICATION   INVESTMENT      AGREEMENTS
--------------------------      -------------  ---------------  -------------  ---------------
DFA Real Estate Securities
  Portfolio...................  $  3,956,740    $  4,083,600    $  4,083,600    $  4,183,137

INTERNATIONAL EQUITY
  PORTFOLIOS
------------------------------
Large Cap International
  Portfolio...................     9,469,016       9,982,403       9,982,403       9,982,848
DFA International Small Cap
  Value Portfolio.............   109,089,296     119,572,113     119,572,113     119,572,452

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Small XM Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Small Cap Value Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio DFA Intermediate Government Fixed Income Portfolio and DFA Short-Term Municipal Bond Portfolio, (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at November 30, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodians, transfer agent of the investee funds and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2003

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
MARCH 1994-NOVEMBER 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          DFA INTERNATIONAL        MSCI EAFE
           VALUE PORTFOLIO   INDEX (NET DIVIDENDS)
                    $10,000                $10,000
Mar-1994             $9,733                 $9,569
Apr-1994            $10,060                 $9,975
May-1994            $10,119                 $9,918
Jun-1994            $10,234                $10,058
Jul-1994            $10,433                $10,155
Aug-1994            $10,593                $10,396
Sep-1994            $10,220                $10,068
Oct-1994            $10,649                $10,404
Nov-1994            $10,086                 $9,903
Dec-1994            $10,144                 $9,966
Jan-1995             $9,743                 $9,583
Feb-1995             $9,722                 $9,556
Mar-1995            $10,292                $10,152
Apr-1995            $10,613                $10,533
May-1995            $10,543                $10,408
Jun-1995            $10,439                $10,225
Jul-1995            $11,026                $10,862
Aug-1995            $10,642                $10,448
Sep-1995            $10,708                $10,652
Oct-1995            $10,504                $10,365
Nov-1995            $10,787                $10,653
Dec-1995            $11,310                $11,083
Jan-1996            $11,423                $11,128
Feb-1996            $11,485                $11,166
Mar-1996            $11,651                $11,404
Apr-1996            $12,102                $11,736
May-1996            $11,989                $11,520
Jun-1996            $12,027                $11,584
Jul-1996            $11,707                $11,246
Aug-1996            $11,748                $11,271
Sep-1996            $11,951                $11,570
Oct-1996            $11,836                $11,452
Nov-1996            $12,365                $11,908
Dec-1996            $12,193                $11,755
Jan-1997            $11,787                $11,343
Feb-1997            $11,895                $11,529
Mar-1997            $11,934                $11,571
Apr-1997            $11,869                $11,632
May-1997            $12,768                $12,389
Jun-1997            $13,313                $13,072
Jul-1997            $13,497                $13,284
Aug-1997            $12,613                $12,291
Sep-1997            $13,069                $12,980
Oct-1997            $12,387                $11,983
Nov-1997            $11,856                $11,861
Dec-1997            $11,811                $11,964
Jan-1998            $12,518                $12,511
Feb-1998            $13,337                $13,314
Mar-1998            $13,926                $13,724
Apr-1998            $13,971                $13,832
May-1998            $14,092                $13,764
Jun-1998            $13,957                $13,869
Jul-1998            $14,113                $14,009
Aug-1998            $12,263                $12,273
Sep-1998            $11,600                $11,898
Oct-1998            $12,754                $13,138
Nov-1998            $13,314                $13,810
Dec-1998            $13,567                $14,356
Jan-1999            $13,295                $14,313
Feb-1999            $12,956                $13,972
Mar-1999            $13,748                $14,555
Apr-1999            $14,563                $15,144
May-1999            $13,828                $14,364
Jun-1999            $14,445                $14,924
Jul-1999            $14,960                $15,368
Aug-1999            $15,108                $15,425
Sep-1999            $15,166                $15,580
Oct-1999            $15,085                $16,157
Nov-1999            $15,039                $16,717
Dec-1999            $15,777                $18,219
Jan-2000            $14,559                $17,062
Feb-2000            $14,197                $17,521
Mar-2000            $14,975                $18,201
Apr-2000            $14,588                $17,243
May-2000            $14,858                $16,822
Jun-2000            $15,897                $17,480
Jul-2000            $15,377                $16,748
Aug-2000            $15,506                $16,894
Sep-2000            $15,058                $16,071
Oct-2000            $14,939                $15,692
Nov-2000            $14,927                $15,103
Dec-2000            $15,749                $15,639
Jan-2001            $15,775                $15,631
Feb-2001            $15,294                $14,459
Mar-2001            $14,368                $13,495
Apr-2001            $15,117                $14,433
May-2001            $15,002                $13,923
Jun-2001            $14,712                $13,354
Jul-2001            $14,405                $13,111
Aug-2001            $14,611                $12,779
Sep-2001            $12,749                $11,484
Oct-2001            $12,827                $11,778
Nov-2001            $13,292                $12,213
Dec-2001            $13,347                $12,285
Jan-2002            $13,052                $11,633
Feb-2002            $13,200                $11,714
Mar-2002            $14,020                $12,348
Apr-2002            $14,489                $12,429
May-2002            $14,973                $12,587
Jun-2002            $14,553                $12,086
Jul-2002            $13,061                $10,893
Aug-2002            $13,048                $10,868
Sep-2002            $11,496                 $9,701
Oct-2002            $11,824                $10,222
Nov-2002            $12,534                $10,686

      ANNUALIZED                  ONE       FIVE      FROM
      TOTAL RETURN (%)           YEAR       YEARS  MARCH 1994
      -------------------------------------------------------
                                     -5.70  1.12       2.61

[SIDE NOTE]

- THE PORTFOLIO INVESTS IN THE DFA INTERNATIONAL VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN THE STOCKS OF LARGE NON-US COMPANIES WHICH THE ADVISOR BELIEVES TO BE VALUE STOCKS AT THE TIME OF PURCHASE. COUNTRY WEIGHTINGS REFLECT THE MSCI EAFE INDEX MARKET CAPITALIZATION WEIGHT.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.
[END SIDE NOTE]

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2002

    International equity markets were generally weak for the period under review. Expressed in local currency, prices fell in all of the ten largest country constituents of the MSCI EAFE Index, and losses exceeded 15% in seven of the ten largest markets. Net returns were enhanced by strength in the euro, Swiss franc, British pound, Australian dollar and Swedish krona relative to the U.S. dollar. The overall effect of currency exchange rate changes was a material improvement in returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was -20.37% in local currency and -12.50% in U.S. dollars.

               % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002
               -------------------------------------------
                                               LOCAL
                                             CURRENCY        U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                 RETURN           RETURN
-----------------------------             ---------------  ---------------
United Kingdom..........................          -17.94%          -10.45%
Japan...................................          -14.39%          -13.97%
France..................................          -24.39%          -16.02%
Switzerland.............................          -15.06%           -5.70%
Germany.................................          -32.59%          -25.10%
Netherlands.............................          -22.22%          -13.58%
Australia...............................           -4.80%            2.76%
Italy...................................          -13.29%           -3.67%
Spain...................................          -19.85%          -10.95%
Sweden..................................          -31.66%          -19.47%

--------------
Source: Morgan Stanley Capital International

    Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

            % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002
            -------------------------------------------
                                                         TOTAL
INDEX                                                   RETURNS
-----                                               ---------------
MSCI EAFE Small Cap Index.........................          -10.16%
Salomon Extended Market Index -- EPAC (small
  companies)......................................           -7.13%
MSCI EAFE Value Index.............................          -11.54%
MSCI EAFE Index (net dividends)...................          -12.50%
MSCI EAFE Growth Index............................          -13.52%

INTERNATIONAL EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

DFA INTERNATIONAL VALUE PORTFOLIO

    The DFA International Value Portfolio seeks to capture the returns of international large company value stocks by purchasing shares of a Master Fund that invests in such firms. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to closely track a specific equity index. The Master Fund held 531 stocks in twenty-one developed country markets, as of November 30, 2002, and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 2.5% of Fund assets.

    As a result of the Portfolio's diversified approach, performance was principally determined by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2002, value stocks outperformed growth stocks in international markets, mirroring a trend observed in the United States. Total returns were -12.50% for the MSCI EAFE Index (net dividends), -13.52% for the MSCI EAFE Growth Index and -11.54% for the MSCI EAFE Value Index. Total return for the DFA International Value Portfolio over this period was -5.72%.

                       DIMENSIONAL INVESTMENT GROUP INC.
                       DFA INTERNATIONAL VALUE PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series
  of The DFA Investment Trust Company
  (49,776,112 Shares, Cost $516,803) ++ at
  Value+..........................................  $  464,411
Receivable for Fund Shares Sold...................       1,763
Prepaid Expenses and Other Assets.................           8
                                                    ----------
    Total Assets..................................     466,182
                                                    ----------
LIABILITIES:
Payables:
  Investment Securities Purchased.................       1,714
  Fund Shares Redeemed............................          49
  Due to Advisor..................................          73
Accrued Expenses and Other Liabilities............          33
                                                    ----------
    Total Liabilities.............................       1,869
                                                    ----------
NET ASSETS........................................  $  464,313
                                                    ==========
SHARES OUTSTANDING, $.01 PAR VALUE (Authorized
  200,000,000)....................................  50,529,744
                                                    ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $     9.19
                                                    ==========
NET ASSETS CONSIST OF:
Paid-in Capital...................................  $  546,509
Accumulated Net Investment Income (Loss)..........       2,196
Accumulated Net Realized Gain (Loss)..............     (32,000)
Unrealized Appreciation (Depreciation) from
  Investment Securities...........................     (52,392)
                                                    ----------
    TOTAL NET ASSETS..............................  $  464,313
                                                    ==========

--------------

  +  See Note B to the Financial Statements.
 ++  The cost for federal income tax purposes is $540,072.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                       DFA INTERNATIONAL VALUE PORTFOLIO
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Income Distributions Received from The DFA
    Investment Trust Company......................  $   11,067
                                                    ----------
EXPENSES
  Administrative Services.........................         858
  Accounting & Transfer Agent Fees................          36
  Legal Fees......................................          27
  Audit Fees......................................           5
  Filing Fees.....................................          30
  Shareholders' Reports...........................           9
  Directors' Fees and Expenses....................           4
  Other...........................................           1
                                                    ----------
      Total Expenses..............................         970
                                                    ----------
  NET INVESTMENT INCOME (LOSS)....................      10,097
                                                    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
  Capital Gain Distributions Received from The DFA
    Investment Trust Company......................       1,058
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................     (17,004)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................     (21,903)
                                                    ----------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES........     (37,849)
                                                    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $  (27,752)
                                                    ==========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                       DFA INTERNATIONAL VALUE PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                            YEAR      YEAR
                                           ENDED     ENDED
                                          NOV. 30,  NOV. 30,
                                            2002      2001
                                          --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........  $ 10,097  $ 11,301
  Capital Gain Distributions Received
    from The DFA Investment Trust
    Company.............................     1,058    19,624
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................   (17,004)  (13,583)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities                             (21,903)  (76,921)
                                          --------  --------
      Net Increase (Decrease) in Net
        Assets Resulting from
        Operations......................   (27,752)  (59,579)
                                          --------  --------
Distributions From:
  Net Investment Income.................    (9,024)  (11,902)
  Net Short-Term Gains..................      (122)   (3,407)
  Net Long-Term Gains...................   (13,714)  (30,095)
                                          --------  --------
      Total Distributions...............   (22,860)  (45,404)
                                          --------  --------
CAPITAL SHARE TRANSACTIONS (1):
  Shares Issued.........................   192,491   132,014
  Shares Issued in Lieu of Cash
    Distributions.......................    22,856    45,396
  Shares Redeemed.......................  (149,918) (192,165)
                                          --------  --------
      Net Increase (Decrease) from
        Capital Share Transactions......    65,429   (14,755)
                                          --------  --------
      Total Increase (Decrease).........    14,817  (119,738)
NET ASSETS
  Beginning of Year.....................   449,496   569,234
                                          --------  --------
  End of Year...........................  $464,313  $449,496
                                          ========  ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................    19,880    11,732
  Shares Issued in Lieu of Cash
    Distributions.......................     2,305     3,828
  Shares Redeemed.......................   (15,291)  (17,173)
                                          --------  --------
                                             6,894    (1,613)
                                          ========  ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DFA INTERNATIONAL VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        YEAR         YEAR         YEAR         YEAR         YEAR
                                                        ENDED        ENDED        ENDED        ENDED        ENDED
                                                      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                        2002         2001         2000         1999         1998
                                                     -----------  -----------  -----------  -----------  -----------
 Net Asset Value, Beginning of Period..............   $  10.30     $  12.58     $  13.07     $  11.88     $  10.94
                                                      --------     --------     --------     --------     --------
 INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)....................       0.23         0.25         0.24         0.28         0.24
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...................................      (0.78)       (1.50)       (0.32)        1.24         1.08
                                                      --------     --------     --------     --------     --------
   Total from Investment Operations................      (0.56)       (1.25)       (0.08)        1.52         1.32
                                                      --------     --------     --------     --------     --------
 LESS DISTRIBUTIONS
   Net Investment Income...........................      (0.21)       (0.27)       (0.22)       (0.29)       (0.24)
   Net Realized Gains..............................      (0.35)       (0.76)       (0.19)       (0.04)       (0.14)
                                                      --------     --------     --------     --------     --------
   Total Distributions.............................      (0.56)       (1.03)       (0.41)       (0.33)       (0.38)
                                                      --------     --------     --------     --------     --------
 Net Asset Value, End of Period....................   $   9.19     $  10.30     $  12.58     $  13.07     $  11.88
                                                      ========     ========     ========     ========     ========
 Total Return......................................      (5.72)%     (10.96)%      (0.72)%      12.96%       12.29%

 Net Assets, End of Period (thousands).............   $464,313     $449,496     $569,234     $453,713     $435,587
 Ratio of Expenses to Average Net Assets **........       0.53%        0.51%        0.52%        0.52%        0.53%
 Ratio of Net Investment Income to Average Net
   Assets..........................................       2.35%        2.12%        1.76%        2.21%        2.04%
 Portfolio Turnover Rate...........................        N/A          N/A          N/A          N/A          N/A
 Portfolio Turnover Rate of Master Fund Series.....         18%           6%           9%           6%          15%

--------------

** Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which DFA International Value Portfolio (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 2002, the Portfolio owned 41% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2002, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $1,833.

    3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

    4. RECLASSIFICATION: Distributions of net gains on the Statements of Changes in Net Assets from the prior year have been reclassified to conform to the current year presentation.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2002, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since it is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from generally accepted accounting principles, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    At November 30, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation.....................       --
Gross Unrealized Depreciation.....................  $(75,661)
                                                    -------
  Net.............................................  $(75,661)
                                                    =======

    At November 30, 2002, the Portfolio had a capital loss carryforward for federal income tax purposes of approximately $8,719,000 which expires on November 30, 2010.

E. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Portfolio under the line of credit during the year ended November 30, 2002.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2003. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2002.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF DFA INTERNATIONAL VALUE PORTFOLIO AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2003

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

------------------------------------------------------------
THE U.S. LARGE COMPANY SERIES VS.
S&P 500 INDEX
MARCH 1993-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          THE U.S. LARGE  S&P 500
          COMPANY SERIES   INDEX
                 $10,000  $10,000
Mar-1993         $10,212  $10,215
Apr-1993          $9,959   $9,965
May-1993         $10,222  $10,234
Jun-1993         $10,243  $10,268
Jul-1993         $10,202  $10,219
Aug-1993         $10,580  $10,609
Sep-1993         $10,509  $10,530
Oct-1993         $10,724  $10,744
Nov-1993         $10,621  $10,643
Dec-1993         $10,756  $10,774
Jan-1994         $11,109  $11,135
Feb-1994         $10,808  $10,834
Mar-1994         $10,350  $10,363
Apr-1994         $10,485  $10,498
May-1994         $10,652  $10,669
Jun-1994         $10,401  $10,405
Jul-1994         $10,736  $10,750
Aug-1994         $11,177  $11,187
Sep-1994         $10,913  $10,917
Oct-1994         $11,155  $11,167
Nov-1994         $10,759  $10,758
Dec-1994         $10,918  $10,915
Jan-1995         $11,197  $11,198
Feb-1995         $11,636  $11,633
Mar-1995         $11,978  $11,977
Apr-1995         $12,322  $12,326
May-1995         $12,816  $12,813
Jun-1995         $13,118  $13,114
Jul-1995         $13,551  $13,550
Aug-1995         $13,584  $13,587
Sep-1995         $14,158  $14,156
Oct-1995         $14,104  $14,107
Nov-1995         $14,714  $14,728
Dec-1995         $14,996  $15,000
Jan-1996         $15,512  $15,516
Feb-1996         $15,644  $15,665
Mar-1996         $15,797  $15,815
Apr-1996         $16,028  $16,048
May-1996         $16,420  $16,462
Jun-1996         $16,488  $16,529
Jul-1996         $15,767  $15,794
Aug-1996         $16,089  $16,129
Sep-1996         $16,988  $17,035
Oct-1996         $17,454  $17,502
Nov-1996         $18,775  $18,830
Dec-1996         $18,398  $18,461
Jan-1997         $19,551  $19,608
Feb-1997         $19,696  $19,766
Mar-1997         $18,886  $18,944
Apr-1997         $20,006  $20,075
May-1997         $21,227  $21,308
Jun-1997         $22,169  $22,258
Jul-1997         $23,934  $24,025
Aug-1997         $22,603  $22,689
Sep-1997         $23,835  $23,933
Oct-1997         $23,046  $23,133
Nov-1997         $24,099  $24,205
Dec-1997         $24,509  $24,621
Jan-1998         $24,786  $24,894
Feb-1998         $26,573  $26,689
Mar-1998         $27,925  $28,056
Apr-1998         $28,202  $28,339
May-1998         $27,714  $27,851
Jun-1998         $28,845  $28,982
Jul-1998         $28,533  $28,675
Aug-1998         $24,427  $24,529
Sep-1998         $25,981  $26,101
Oct-1998         $28,067  $28,223
Nov-1998         $29,788  $29,933
Dec-1998         $31,551  $31,657
Jan-1999         $32,838  $32,981
Feb-1999         $31,807  $31,955
Mar-1999         $33,083  $33,233
Apr-1999         $34,347  $34,519
May-1999         $33,536  $33,705
Jun-1999         $35,387  $35,575
Jul-1999         $34,290  $34,465
Aug-1999         $34,112  $34,293
Sep-1999         $33,181  $33,353
Oct-1999         $35,288  $35,465
Nov-1999         $35,997  $36,185
Dec-1999         $38,139  $38,316
Jan-2000         $36,220  $36,392
Feb-2000         $35,543  $35,705
Mar-2000         $39,005  $39,196
Apr-2000         $37,807  $38,017
May-2000         $37,032  $37,237
Jun-2000         $37,888  $38,153
Jul-2000         $37,354  $37,558
Aug-2000         $39,673  $39,890
Sep-2000         $37,574  $37,784
Oct-2000         $37,409  $37,626
Nov-2000         $34,469  $34,661
Dec-2000         $34,645  $34,830
Jan-2001         $35,874  $36,067
Feb-2001         $32,603  $32,778
Mar-2001         $30,539  $30,700
Apr-2001         $32,903  $33,085
May-2001         $33,103  $33,307
Jun-2001         $32,292  $32,497
Jul-2001         $31,982  $32,179
Aug-2001         $29,974  $30,164
Sep-2001         $27,555  $27,727
Oct-2001         $28,076  $28,257
Nov-2001         $30,226  $30,424
Dec-2001         $30,480  $30,692
Jan-2002         $30,035  $30,244
Feb-2002         $29,459  $29,660
Mar-2002         $30,546  $30,775
Apr-2002         $28,695  $28,910
May-2002         $28,494  $28,696
Jun-2002         $26,454  $26,653
Jul-2002         $24,401  $24,574
Aug-2002         $24,557  $24,736
Sep-2002         $21,883  $22,047
Oct-2002         $23,813  $23,988
Nov-2002         $25,210  $25,401

    ANNUALIZED                  ONE        FIVE      FROM
    TOTAL RETURN (%)            YEAR       YEARS  MARCH 1993
    --------------------------------------------------------
                                   -16.59  0.91       9.95

[SIDE NOTE]

- THE SERIES INTENDS TO INVEST IN ALL OF THE STOCKS THAT COMPRISE THE S&P 500 INDEX IN APPROXIMATELY THE SAME PROPORTIONS AS THEY ARE REPRESENTED IN THE INDEX.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of -C- Stocks, Bonds, Bills and Inflation Yearbook-TM-, Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).
[END SIDE NOTE]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ENHANCED U.S. LARGE COMPANY SERIES VS.
S&P 500 INDEX
AUGUST 1996-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          THE ENHANCED U.S. LARGE COMPANY SERIES  S&P 500 INDEX
                                         $10,000        $10,000
Aug-1996                                 $10,202        $10,212
Sep-1996                                 $10,809        $10,786
Oct-1996                                 $11,183        $11,081
Nov-1996                                 $12,027        $11,923
Dec-1996                                 $11,730        $11,689
Jan-1997                                 $12,474        $12,415
Feb-1997                                 $12,580        $12,515
Mar-1997                                 $11,972        $11,995
Apr-1997                                 $12,734        $12,711
May-1997                                 $13,567        $13,491
Jun-1997                                 $14,149        $14,093
Jul-1997                                 $15,303        $15,212
Aug-1997                                 $14,461        $14,366
Sep-1997                                 $15,215        $15,153
Oct-1997                                 $14,790        $14,647
Nov-1997                                 $15,349        $15,325
Dec-1997                                 $15,617        $15,589
Jan-1998                                 $15,888        $15,762
Feb-1998                                 $16,972        $16,898
Mar-1998                                 $17,826        $17,764
Apr-1998                                 $18,027        $17,943
May-1998                                 $17,668        $17,634
Jun-1998                                 $18,414        $18,350
Jul-1998                                 $18,182        $18,156
Aug-1998                                 $15,540        $15,531
Sep-1998                                 $16,626        $16,526
Oct-1998                                 $18,006        $17,870
Nov-1998                                 $19,033        $18,953
Dec-1998                                 $20,275        $20,044
Jan-1999                                 $21,007        $20,882
Feb-1999                                 $20,325        $20,233
Mar-1999                                 $21,178        $21,042
Apr-1999                                 $21,983        $21,856
May-1999                                 $21,381        $21,340
Jun-1999                                 $22,631        $22,525
Jul-1999                                 $21,869        $21,822
Aug-1999                                 $21,751        $21,713
Sep-1999                                 $21,222        $21,118
Oct-1999                                 $22,576        $22,455
Nov-1999                                 $22,946        $22,911
Dec-1999                                 $24,259        $24,260
Jan-2000                                 $22,985        $23,042
Feb-2000                                 $22,622        $22,607
Mar-2000                                 $24,810        $24,818
Apr-2000                                 $24,016        $24,071
May-2000                                 $23,466        $23,577
Jun-2000                                 $23,994        $24,157
Jul-2000                                 $23,644        $23,780
Aug-2000                                 $25,152        $25,257
Sep-2000                                 $23,819        $23,924
Oct-2000                                 $23,714        $23,823
Nov-2000                                 $21,883        $21,946
Dec-2000                                 $21,951        $22,053
Jan-2001                                 $22,733        $22,836
Feb-2001                                 $20,657        $20,754
Mar-2001                                 $19,327        $19,438
Apr-2001                                 $20,811        $20,948
May-2001                                 $20,946        $21,088
Jun-2001                                 $20,402        $20,576
Jul-2001                                 $20,243        $20,374
Aug-2001                                 $19,014        $19,099
Sep-2001                                 $17,586        $17,556
Oct-2001                                 $17,976        $17,891
Nov-2001                                 $19,332        $19,263
Dec-2001                                 $19,492        $19,433
Jan-2002                                 $19,216        $19,149
Feb-2002                                 $18,872        $18,779
Mar-2002                                 $19,479        $19,486
Apr-2002                                 $18,392        $18,305
May-2002                                 $18,276        $18,169
Jun-2002                                 $17,032        $16,876
Jul-2002                                 $15,799        $15,559
Aug-2002                                 $15,938        $15,662
Sep-2002                                 $14,236        $13,960
Oct-2002                                 $15,500        $15,188
Nov-2002                                 $16,365        $16,083

    ANNUALIZED                  ONE        FIVE      FROM
    TOTAL RETURN (%)            YEAR       YEARS  AUGUST 1996
    ---------------------------------------------------------
                                   -15.35  1.29        8.09

[SIDE NOTE]

- THE SERIES SEEKS TO CAPTURE RETURN PREMIUMS BY INVESTING IN AN ENHANCED CASH PORTFOLIO IN COMBINATION WITH THE S&P 500 INDEX FUTURES AND SWAPS.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of -C- Stocks, Bonds, Bills and Inflation Yearbook-TM-, Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).
[END SIDE NOTE]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
APRIL 1993-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          THE U.S. LARGE CAP VALUE SERIES  RUSSELL 1000 VALUE INDEX
                                  $10,000                   $10,000
Apr-1993                           $9,971                    $9,872
May-1993                          $10,079                   $10,070
Jun-1993                          $10,293                   $10,292
Jul-1993                          $10,440                   $10,407
Aug-1993                          $10,693                   $10,783
Sep-1993                          $10,507                   $10,800
Oct-1993                          $10,634                   $10,793
Nov-1993                          $10,535                   $10,570
Dec-1993                          $10,788                   $10,771
Jan-1994                          $11,098                   $11,178
Feb-1994                          $10,598                   $10,796
Mar-1994                          $10,169                   $10,394
Apr-1994                          $10,329                   $10,594
May-1994                          $10,259                   $10,716
Jun-1994                          $10,045                   $10,460
Jul-1994                          $10,490                   $10,785
Aug-1994                          $10,793                   $11,095
Sep-1994                          $10,478                   $10,726
Oct-1994                          $10,683                   $10,875
Nov-1994                          $10,204                   $10,436
Dec-1994                          $10,327                   $10,556
Jan-1995                          $10,565                   $10,881
Feb-1995                          $11,163                   $11,311
Mar-1995                          $11,334                   $11,559
Apr-1995                          $11,749                   $11,924
May-1995                          $12,361                   $12,426
Jun-1995                          $12,631                   $12,595
Jul-1995                          $13,185                   $13,033
Aug-1995                          $13,582                   $13,217
Sep-1995                          $14,051                   $13,695
Oct-1995                          $13,474                   $13,560
Nov-1995                          $14,211                   $14,247
Dec-1995                          $14,313                   $14,605
Jan-1996                          $14,720                   $15,060
Feb-1996                          $14,939                   $15,175
Mar-1996                          $15,459                   $15,433
Apr-1996                          $15,712                   $15,492
May-1996                          $15,978                   $15,685
Jun-1996                          $15,513                   $15,698
Jul-1996                          $14,824                   $15,104
Aug-1996                          $15,413                   $15,536
Sep-1996                          $15,721                   $16,155
Oct-1996                          $16,235                   $16,780
Nov-1996                          $17,406                   $17,996
Dec-1996                          $17,235                   $17,766
Jan-1997                          $17,852                   $18,628
Feb-1997                          $18,207                   $18,902
Mar-1997                          $17,374                   $18,221
Apr-1997                          $17,945                   $18,986
May-1997                          $19,338                   $20,048
Jun-1997                          $19,933                   $20,908
Jul-1997                          $21,931                   $22,480
Aug-1997                          $21,608                   $21,680
Sep-1997                          $22,747                   $22,989
Oct-1997                          $21,582                   $22,348
Nov-1997                          $21,811                   $23,336
Dec-1997                          $22,116                   $24,017
Jan-1998                          $22,411                   $23,678
Feb-1998                          $24,369                   $25,272
Mar-1998                          $25,736                   $26,819
Apr-1998                          $25,878                   $26,998
May-1998                          $25,661                   $26,599
Jun-1998                          $25,599                   $26,939
Jul-1998                          $24,711                   $26,465
Aug-1998                          $20,213                   $22,527
Sep-1998                          $21,238                   $23,820
Oct-1998                          $22,973                   $25,666
Nov-1998                          $24,411                   $26,862
Dec-1998                          $24,817                   $27,775
Jan-1999                          $25,298                   $27,998
Feb-1999                          $24,648                   $27,603
Mar-1999                          $25,444                   $28,174
Apr-1999                          $28,151                   $30,806
May-1999                          $28,123                   $30,467
Jun-1999                          $28,593                   $31,350
Jul-1999                          $27,409                   $30,432
Aug-1999                          $26,425                   $29,303
Sep-1999                          $25,006                   $28,280
Oct-1999                          $25,964                   $29,909
Nov-1999                          $25,541                   $29,676
Dec-1999                          $26,036                   $29,818
Jan-2000                          $24,211                   $28,846
Feb-2000                          $22,034                   $26,703
Mar-2000                          $25,157                   $29,961
Apr-2000                          $25,914                   $29,613
May-2000                          $25,862                   $29,924
Jun-2000                          $24,065                   $28,556
Jul-2000                          $25,128                   $28,913
Aug-2000                          $26,598                   $30,521
Sep-2000                          $26,165                   $30,802
Oct-2000                          $27,198                   $31,560
Nov-2000                          $26,325                   $30,389
Dec-2000                          $28,755                   $31,911
Jan-2001                          $30,170                   $32,032
Feb-2001                          $30,149                   $31,142
Mar-2001                          $29,229                   $30,043
Apr-2001                          $30,968                   $31,515
May-2001                          $31,869                   $32,224
Jun-2001                          $31,481                   $31,508
Jul-2001                          $31,440                   $31,442
Aug-2001                          $30,053                   $30,181
Sep-2001                          $26,711                   $28,057
Oct-2001                          $26,690                   $27,815
Nov-2001                          $29,209                   $29,431
Dec-2001                          $29,896                   $30,126
Jan-2002                          $30,219                   $29,894
Feb-2002                          $30,602                   $29,942
Mar-2002                          $31,876                   $31,358
Apr-2002                          $31,592                   $30,283
May-2002                          $31,794                   $30,434
Jun-2002                          $29,864                   $28,687
Jul-2002                          $26,543                   $26,019
Aug-2002                          $26,971                   $26,214
Sep-2002                          $23,982                   $23,299
Oct-2002                          $24,922                   $25,026
Nov-2002                          $26,679                   $26,602

    ANNUALIZED                  ONE       FIVE      FROM
    TOTAL RETURN (%)           YEAR       YEARS  APRIL 1993
    -------------------------------------------------------
                                   -8.66  4.11       10.68

[SIDE NOTE]

- THE SERIES INVESTS IN A BROAD CROSS-SECTION OF U.S. LARGE CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK).

Past performance is not predictive of future performance.
Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.
[END SIDE NOTE]

------------------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS
---------------------
THE U.S. SMALL XM VALUE SERIES VS.
RUSSELL 2000 VALUE INDEX
MARCH 1998-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          THE U.S. SMALL XM VALUE SERIES  RUSSELL 2000 VALUE INDEX
                                 $10,000                   $10,000
Mar-1998                         $10,428                   $10,406
Apr-1998                         $10,545                   $10,457
May-1998                         $10,058                   $10,087
Jun-1998                          $9,804                   $10,029
Jul-1998                          $8,977                    $9,244
Aug-1998                          $7,419                    $7,796
Sep-1998                          $7,634                    $8,237
Oct-1998                          $8,247                    $8,482
Nov-1998                          $8,446                    $8,711
Dec-1998                          $8,673                    $8,985
Jan-1999                          $8,633                    $8,781
Feb-1999                          $7,991                    $8,181
Mar-1999                          $8,100                    $8,114
Apr-1999                          $9,155                    $8,855
May-1999                          $9,511                    $9,127
Jun-1999                         $10,063                    $9,457
Jul-1999                          $9,846                    $9,233
Aug-1999                          $9,461                    $8,895
Sep-1999                          $9,185                    $8,717
Oct-1999                          $8,889                    $8,543
Nov-1999                          $8,986                    $8,587
Dec-1999                          $9,266                    $8,851
Jan-2000                          $8,662                    $8,620
Feb-2000                          $8,405                    $9,147
Mar-2000                          $9,235                    $9,190
Apr-2000                          $9,327                    $9,244
May-2000                          $9,204                    $9,102
Jun-2000                          $8,979                    $9,368
Jul-2000                          $9,204                    $9,680
Aug-2000                          $9,716                   $10,113
Sep-2000                          $9,583                   $10,055
Oct-2000                          $9,603                   $10,019
Nov-2000                          $9,293                    $9,815
Dec-2000                         $10,394                   $10,869
Jan-2001                         $11,053                   $11,169
Feb-2001                         $11,042                   $11,153
Mar-2001                         $10,640                   $10,975
Apr-2001                         $11,355                   $11,483
May-2001                         $11,768                   $11,778
Jun-2001                         $12,171                   $12,251
Jul-2001                         $12,182                   $11,977
Aug-2001                         $12,070                   $11,935
Sep-2001                         $10,260                   $10,617
Oct-2001                         $10,562                   $10,894
Nov-2001                         $11,534                   $11,678
Dec-2001                         $12,299                   $12,392
Jan-2002                         $12,478                   $12,557
Feb-2002                         $12,761                   $12,634
Mar-2002                         $13,855                   $13,580
Apr-2002                         $14,254                   $14,058
May-2002                         $13,804                   $13,593
Jun-2002                         $13,289                   $13,292
Jul-2002                         $11,346                   $11,317
Aug-2002                         $11,346                   $11,267
Sep-2002                         $10,343                   $10,463
Oct-2002                         $10,613                   $10,620
Nov-2002                         $11,783                   $11,467

    ANNUALIZED             ONE      FROM
    TOTAL RETURN (%)       YEAR  MARCH 1998
    ---------------------------------------
                           2.16      3.52

[SIDE NOTE]

- THE SERIES INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK).

Past performance is not predictive of future performance.
Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.
[END SIDE NOTE]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE U.S. SMALL CAP VALUE SERIES VS.
RUSSELL 2000 VALUE INDEX
APRIL 1993-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          THE U.S. SMALL CAP VALUE SERIES  RUSSELL 2000 VALUE INDEX
                                  $10,000                   $10,000
Apr-1993                           $9,788                    $9,760
May-1993                          $10,050                   $10,067
Jun-1993                          $10,060                   $10,162
Jul-1993                          $10,363                   $10,337
Aug-1993                          $10,706                   $10,741
Sep-1993                          $11,079                   $10,999
Oct-1993                          $11,452                   $11,251
Nov-1993                          $11,260                   $10,964
Dec-1993                          $11,486                   $11,286
Jan-1994                          $12,079                   $11,688
Feb-1994                          $12,049                   $11,654
Mar-1994                          $11,650                   $11,133
Apr-1994                          $11,731                   $11,242
May-1994                          $11,772                   $11,226
Jun-1994                          $11,558                   $10,936
Jul-1994                          $11,752                   $11,138
Aug-1994                          $12,161                   $11,576
Sep-1994                          $12,120                   $11,453
Oct-1994                          $11,947                   $11,243
Nov-1994                          $11,545                   $10,789
Dec-1994                          $11,664                   $11,113
Jan-1995                          $11,789                   $11,060
Feb-1995                          $12,205                   $11,469
Mar-1995                          $12,350                   $11,525
Apr-1995                          $12,787                   $11,867
May-1995                          $13,152                   $12,121
Jun-1995                          $13,673                   $12,536
Jul-1995                          $14,422                   $12,993
Aug-1995                          $14,879                   $13,379
Sep-1995                          $15,067                   $13,579
Oct-1995                          $14,339                   $13,037
Nov-1995                          $14,872                   $13,554
Dec-1995                          $15,133                   $13,974
Jan-1996                          $15,089                   $14,067
Feb-1996                          $15,415                   $14,288
Mar-1996                          $15,849                   $14,588
Apr-1996                          $16,675                   $14,986
May-1996                          $17,327                   $15,365
Jun-1996                          $16,968                   $15,184
Jul-1996                          $15,915                   $14,376
Aug-1996                          $16,644                   $15,000
Sep-1996                          $17,209                   $15,409
Oct-1996                          $17,340                   $15,588
Nov-1996                          $18,166                   $16,427
Dec-1996                          $18,569                   $16,961
Jan-1997                          $19,052                   $17,222
Feb-1997                          $19,052                   $17,385
Mar-1997                          $18,558                   $16,919
Apr-1997                          $18,478                   $17,168
May-1997                          $20,234                   $18,535
Jun-1997                          $21,509                   $19,473
Jul-1997                          $22,795                   $20,290
Aug-1997                          $23,611                   $20,613
Sep-1997                          $25,436                   $21,984
Oct-1997                          $24,541                   $21,386
Nov-1997                          $24,335                   $21,621
Dec-1997                          $24,359                   $22,354
Jan-1998                          $24,067                   $21,949
Feb-1998                          $25,888                   $23,277
Mar-1998                          $26,945                   $24,222
Apr-1998                          $27,481                   $24,341
May-1998                          $26,437                   $23,479
Jun-1998                          $25,913                   $23,346
Jul-1998                          $24,014                   $21,518
Aug-1998                          $19,593                   $18,148
Sep-1998                          $20,153                   $19,173
Oct-1998                          $21,020                   $19,743
Nov-1998                          $22,132                   $20,278
Dec-1998                          $22,652                   $20,915
Jan-1999                          $23,016                   $20,440
Feb-1999                          $21,118                   $19,044
Mar-1999                          $20,725                   $18,888
Apr-1999                          $22,947                   $20,612
May-1999                          $24,030                   $21,245
Jun-1999                          $25,505                   $22,014
Jul-1999                          $25,393                   $21,492
Aug-1999                          $24,705                   $20,706
Sep-1999                          $24,057                   $20,291
Oct-1999                          $23,227                   $19,886
Nov-1999                          $24,294                   $19,989
Dec-1999                          $25,698                   $20,603
Jan-2000                          $25,510                   $20,065
Feb-2000                          $27,880                   $21,291
Mar-2000                          $27,975                   $21,391
Apr-2000                          $26,985                   $21,517
May-2000                          $25,870                   $21,188
Jun-2000                          $27,174                   $21,807
Jul-2000                          $27,158                   $22,533
Aug-2000                          $29,167                   $23,540
Sep-2000                          $28,634                   $23,406
Oct-2000                          $27,565                   $23,322
Nov-2000                          $26,066                   $22,846
Dec-2000                          $28,099                   $25,300
Jan-2001                          $31,005                   $25,998
Feb-2001                          $30,403                   $25,961
Mar-2001                          $29,667                   $25,546
Apr-2001                          $31,489                   $26,729
May-2001                          $33,447                   $27,416
Jun-2001                          $34,708                   $28,518
Jul-2001                          $34,146                   $27,879
Aug-2001                          $33,699                   $27,781
Sep-2001                          $28,796                   $24,714
Oct-2001                          $29,939                   $25,359
Nov-2001                          $32,286                   $27,183
Dec-2001                          $34,562                   $28,846
Jan-2002                          $35,101                   $29,230
Feb-2002                          $35,059                   $29,408
Mar-2002                          $38,530                   $31,611
Apr-2002                          $40,276                   $32,724
May-2002                          $39,027                   $31,641
Jun-2002                          $38,231                   $30,941
Jul-2002                          $32,278                   $26,343
Aug-2002                          $31,868                   $26,228
Sep-2002                          $29,561                   $24,355
Oct-2002                          $30,058                   $24,720
Nov-2002                          $32,625                   $26,693

    ANNUALIZED             ONE   FIVE      FROM
    TOTAL RETURN (%)       YEAR  YEARS  APRIL 1993
    ----------------------------------------------
                           1.05  6.04       13.01

[SIDE NOTE]

- THE SERIES INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL AND MICRO CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK).

Past performance is not predictive of future performance.
Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.
[END SIDE NOTE]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE U.S. SMALL CAP SERIES VS.
RUSSELL 2000 INDEX
MARCH 1993-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          THE U.S. SMALL CAP SERIES  RUSSELL 2000 INDEX
                            $10,000             $10,000
Mar-1993                    $10,237             $10,324
Apr-1993                     $9,928             $10,040
May-1993                    $10,330             $10,484
Jun-1993                    $10,289             $10,549
Jul-1993                    $10,371             $10,694
Aug-1993                    $10,721             $11,156
Sep-1993                    $11,010             $11,471
Oct-1993                    $11,248             $11,767
Nov-1993                    $10,974             $11,383
Dec-1993                    $11,289             $11,773
Jan-1994                    $11,639             $12,141
Feb-1994                    $11,549             $12,097
Mar-1994                    $10,995             $11,460
Apr-1994                    $11,018             $11,528
May-1994                    $10,962             $11,398
Jun-1994                    $10,647             $11,014
Jul-1994                    $10,804             $11,195
Aug-1994                    $11,323             $11,819
Sep-1994                    $11,379             $11,778
Oct-1994                    $11,425             $11,731
Nov-1994                    $11,039             $11,257
Dec-1994                    $11,178             $11,559
Jan-1995                    $11,252             $11,413
Feb-1995                    $11,621             $11,888
Mar-1995                    $11,841             $12,091
Apr-1995                    $12,234             $12,360
May-1995                    $12,480             $12,572
Jun-1995                    $13,119             $13,225
Jul-1995                    $13,931             $13,987
Aug-1995                    $14,337             $14,276
Sep-1995                    $14,595             $14,532
Oct-1995                    $13,845             $13,882
Nov-1995                    $14,259             $14,465
Dec-1995                    $14,598             $14,847
Jan-1996                    $14,639             $14,831
Feb-1996                    $15,135             $15,294
Mar-1996                    $15,470             $15,610
Apr-1996                    $16,502             $16,445
May-1996                    $17,360             $17,093
Jun-1996                    $16,568             $16,391
Jul-1996                    $15,188             $14,960
Aug-1996                    $16,086             $15,829
Sep-1996                    $16,595             $16,448
Oct-1996                    $16,355             $16,195
Nov-1996                    $16,993             $16,862
Dec-1996                    $17,248             $17,304
Jan-1997                    $17,820             $17,650
Feb-1997                    $17,449             $17,222
Mar-1997                    $16,631             $16,410
Apr-1997                    $16,445             $16,456
May-1997                    $18,315             $18,287
Jun-1997                    $19,258             $19,072
Jul-1997                    $20,402             $19,958
Aug-1997                    $21,159             $20,415
Sep-1997                    $22,796             $21,910
Oct-1997                    $21,807             $20,948
Nov-1997                    $21,491             $20,812
Dec-1997                    $21,491             $21,176
Jan-1998                    $21,254             $20,841
Feb-1998                    $22,814             $22,382
Mar-1998                    $23,763             $23,304
Apr-1998                    $24,103             $23,432
May-1998                    $22,850             $22,169
Jun-1998                    $22,544             $22,215
Jul-1998                    $20,815             $20,416
Aug-1998                    $16,543             $16,451
Sep-1998                    $17,577             $17,739
Oct-1998                    $18,358             $18,463
Nov-1998                    $19,564             $19,431
Dec-1998                    $20,384             $20,633
Jan-1999                    $20,722             $20,908
Feb-1999                    $18,952             $19,214
Mar-1999                    $18,784             $19,514
Apr-1999                    $20,497             $21,262
May-1999                    $21,306             $21,573
Jun-1999                    $22,568             $22,548
Jul-1999                    $22,380             $21,930
Aug-1999                    $21,796             $21,119
Sep-1999                    $21,683             $21,123
Oct-1999                    $21,438             $21,210
Nov-1999                    $23,207             $22,476
Dec-1999                    $25,648             $25,020
Jan-2000                    $25,627             $24,617
Feb-2000                    $29,917             $28,682
Mar-2000                    $28,634             $26,791
Apr-2000                    $26,383             $25,179
May-2000                    $24,996             $23,711
Jun-2000                    $27,560             $25,778
Jul-2000                    $26,802             $24,948
Aug-2000                    $29,011             $26,852
Sep-2000                    $28,442             $26,062
Oct-2000                    $27,202             $24,900
Nov-2000                    $24,710             $22,343
Dec-2000                    $26,366             $24,262
Jan-2001                    $28,670             $25,526
Feb-2001                    $26,767             $23,851
Mar-2001                    $25,565             $22,685
Apr-2001                    $27,569             $24,459
May-2001                    $28,870             $25,061
Jun-2001                    $30,323             $25,925
Jul-2001                    $29,195             $24,523
Aug-2001                    $28,319             $23,731
Sep-2001                    $24,312             $20,537
Oct-2001                    $25,914             $21,738
Nov-2001                    $27,943             $23,420
Dec-2001                    $29,809             $24,866
Jan-2002                    $29,604             $24,607
Feb-2002                    $28,837             $23,933
Mar-2002                    $31,291             $25,857
Apr-2002                    $31,394             $26,092
May-2002                    $30,066             $24,934
Jun-2002                    $28,533             $23,697
Jul-2002                    $24,441             $20,119
Aug-2002                    $24,466             $20,066
Sep-2002                    $22,626             $18,626
Oct-2002                    $23,495             $19,224
Nov-2002                    $25,590             $20,938

    ANNUALIZED                  ONE       FIVE      FROM
    TOTAL RETURN (%)           YEAR       YEARS  MARCH 1993
    -------------------------------------------------------
                                   -8.42  3.55       10.12

[SIDE NOTE]

- THE SERIES INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL AND MICRO CAP
  STOCKS.

Past performance is not predictive of future performance.
Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Index is courtesy of Russell Analytic Services.
[END SIDE NOTE]

--------------------------------------------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS
------------------------------------------------------------
THE U.S. MICRO CAP SERIES VS.
CRSP 9-10 INDEX
DECEMBER 1997-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          THE U.S. MICRO CAP SERIES  CRSP 9-10 INDEX
                            $10,000          $10,000
Dec-1997                     $9,826           $9,852
Jan-1998                     $9,776           $9,833
Feb-1998                    $10,416          $10,465
Mar-1998                    $10,916          $10,998
Apr-1998                    $11,106          $11,303
May-1998                    $10,556          $10,700
Jun-1998                    $10,346          $10,350
Jul-1998                     $9,656           $9,712
Aug-1998                     $7,715           $7,611
Sep-1998                     $8,005           $7,883
Oct-1998                     $8,295           $8,186
Nov-1998                     $8,919           $8,877
Dec-1998                     $9,156           $9,079
Jan-1999                     $9,413           $9,587
Feb-1999                     $8,767           $8,966
Mar-1999                     $8,444           $8,721
Apr-1999                     $9,246           $9,515
May-1999                     $9,603           $9,827
Jun-1999                    $10,149          $10,198
Jul-1999                    $10,249          $10,374
Aug-1999                    $10,060          $10,108
Sep-1999                     $9,837           $9,956
Oct-1999                     $9,760           $9,750
Nov-1999                    $10,710          $10,776
Dec-1999                    $11,929          $11,994
Jan-2000                    $12,644          $12,796
Feb-2000                    $15,626          $14,707
Mar-2000                    $14,457          $13,982
Apr-2000                    $12,658          $12,697
May-2000                    $11,641          $11,914
Jun-2000                    $13,236          $12,674
Jul-2000                    $12,810          $12,506
Aug-2000                    $14,005          $13,307
Sep-2000                    $13,702          $12,892
Oct-2000                    $12,741          $11,882
Nov-2000                    $11,334          $10,520
Dec-2000                    $11,552          $10,368
Jan-2001                    $13,141          $13,044
Feb-2001                    $12,223          $11,681
Mar-2001                    $11,639          $10,954
Apr-2001                    $12,505          $11,641
May-2001                    $13,706          $12,800
Jun-2001                    $14,201          $13,100
Jul-2001                    $13,847          $12,738
Aug-2001                    $13,441          $12,347
Sep-2001                    $11,728          $10,794
Oct-2001                    $12,488          $11,750
Nov-2001                    $13,337          $12,854
Dec-2001                    $14,234          $13,905
Jan-2002                    $14,398          $14,010
Feb-2002                    $13,999          $13,326
Mar-2002                    $15,249          $14,547
Apr-2002                    $15,629          $14,599
May-2002                    $15,195          $14,186
Jun-2002                    $14,669          $13,667
Jul-2002                    $12,551          $11,708
Aug-2002                    $12,478          $11,589
Sep-2002                    $11,644          $10,667
Oct-2002                    $11,952          $11,128
Nov-2002                    $12,941          $12,804

    ANNUALIZED                  ONE           FROM
    TOTAL RETURN (%)           YEAR       DECEMBER 1997
    ---------------------------------------------------
                                   -2.96         5.29

[SIDE NOTE]

- THE SERIES INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL AND MICRO CAP STOCKS WITH AN EMPHASIS ON MICRO CAP STOCKS.

Past performance is not predictive of future performance.
Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CRSP 9-10 Index courtesy of the Center for Research in Security Prices, University of Chicago.
[END SIDE NOTE]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI EAFE INDEX (NET DIVIDENDS)
MARCH 1994-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          THE DFA INTERNATIONAL VALUE SERIES  MSCI EAFE INDEX (NET DIVIDENDS)
                                     $10,000                          $10,000
Mar-1994                              $9,733                           $9,569
Apr-1994                             $10,060                           $9,975
May-1994                             $10,119                           $9,918
Jun-1994                             $10,239                          $10,058
Jul-1994                             $10,438                          $10,155
Aug-1994                             $10,598                          $10,396
Sep-1994                             $10,228                          $10,068
Oct-1994                             $10,658                          $10,404
Nov-1994                             $10,099                           $9,903
Dec-1994                             $10,159                           $9,966
Jan-1995                              $9,757                           $9,583
Feb-1995                              $9,736                           $9,556
Mar-1995                             $10,312                          $10,152
Apr-1995                             $10,633                          $10,533
May-1995                             $10,573                          $10,408
Jun-1995                             $10,463                          $10,225
Jul-1995                             $11,052                          $10,862
Aug-1995                             $10,676                          $10,448
Sep-1995                             $10,740                          $10,652
Oct-1995                             $10,536                          $10,365
Nov-1995                             $10,826                          $10,653
Dec-1995                             $11,351                          $11,083
Jan-1996                             $11,464                          $11,128
Feb-1996                             $11,537                          $11,166
Mar-1996                             $11,698                          $11,404
Apr-1996                             $12,154                          $11,736
May-1996                             $12,040                          $11,520
Jun-1996                             $12,083                          $11,584
Jul-1996                             $11,760                          $11,246
Aug-1996                             $11,811                          $11,271
Sep-1996                             $12,019                          $11,570
Oct-1996                             $11,904                          $11,452
Nov-1996                             $12,434                          $11,908
Dec-1996                             $12,271                          $11,755
Jan-1997                             $11,861                          $11,343
Feb-1997                             $11,969                          $11,529
Mar-1997                             $12,013                          $11,571
Apr-1997                             $11,948                          $11,632
May-1997                             $12,855                          $12,389
Jun-1997                             $13,413                          $13,072
Jul-1997                             $13,598                          $13,284
Aug-1997                             $12,706                          $12,291
Sep-1997                             $13,174                          $12,980
Oct-1997                             $12,483                          $11,983
Nov-1997                             $11,955                          $11,861
Dec-1997                             $11,907                          $11,964
Jan-1998                             $12,627                          $12,511
Feb-1998                             $13,456                          $13,314
Mar-1998                             $14,051                          $13,724
Apr-1998                             $14,095                          $13,832
May-1998                             $14,227                          $13,764
Jun-1998                             $14,089                          $13,869
Jul-1998                             $14,245                          $14,009
Aug-1998                             $12,382                          $12,273
Sep-1998                             $11,716                          $11,898
Oct-1998                             $12,883                          $13,138
Nov-1998                             $13,448                          $13,810
Dec-1998                             $13,711                          $14,356
Jan-1999                             $13,439                          $14,313
Feb-1999                             $13,099                          $13,972
Mar-1999                             $13,906                          $14,555
Apr-1999                             $14,732                          $15,144
May-1999                             $13,985                          $14,364
Jun-1999                             $14,616                          $14,924
Jul-1999                             $15,144                          $15,368
Aug-1999                             $15,292                          $15,425
Sep-1999                             $15,347                          $15,580
Oct-1999                             $15,278                          $16,157
Nov-1999                             $15,231                          $16,717
Dec-1999                             $15,983                          $18,219
Jan-2000                             $14,752                          $17,062
Feb-2000                             $14,383                          $17,521
Mar-2000                             $15,182                          $18,201
Apr-2000                             $14,787                          $17,243
May-2000                             $15,071                          $16,822
Jun-2000                             $16,121                          $17,480
Jul-2000                             $15,597                          $16,748
Aug-2000                             $15,735                          $16,894
Sep-2000                             $15,280                          $16,071
Oct-2000                             $15,167                          $15,692
Nov-2000                             $15,155                          $15,103
Dec-2000                             $15,996                          $15,639
Jan-2001                             $16,021                          $15,631
Feb-2001                             $15,539                          $14,459
Mar-2001                             $14,591                          $13,495
Apr-2001                             $15,360                          $14,433
May-2001                             $15,244                          $13,923
Jun-2001                             $14,954                          $13,354
Jul-2001                             $14,650                          $13,111
Aug-2001                             $14,861                          $12,779
Sep-2001                             $12,966                          $11,484
Oct-2001                             $13,046                          $11,778
Nov-2001                             $13,523                          $12,213
Dec-2001                             $13,579                          $12,285
Jan-2002                             $13,284                          $11,633
Feb-2002                             $13,431                          $11,714
Mar-2002                             $14,275                          $12,348
Apr-2002                             $14,757                          $12,429
May-2002                             $15,253                          $12,587
Jun-2002                             $14,825                          $12,086
Jul-2002                             $13,308                          $10,893
Aug-2002                             $13,295                          $10,868
Sep-2002                             $11,714                           $9,701
Oct-2002                             $12,055                          $10,222
Nov-2002                             $12,776                          $10,686

    ANNUALIZED                  ONE       FIVE      FROM
    TOTAL RETURN (%)           YEAR       YEARS  MARCH 1994
    -------------------------------------------------------
                                   -5.53  1.34       2.84

[SIDE NOTE]

- THE SERIES INVESTS IN THE STOCKS OF LARGE NON-US COMPANIES WHICH THE ADVISOR BELIEVES TO BE VALUE STOCKS AT THE TIME OF PURCHASE. COUNTRY WEIGHTINGS REFLECT THE MSCI EAFE INDEX MARKET CAPITALIZATION WEIGHT.

Past performance is not predictive of future performance.
Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.
[END SIDE NOTE]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE JAPANESE SMALL COMPANY SERIES VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-JAPAN
SEPTEMBER 1996-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          THE JAPANESE SMALL     SALOMON SMITH BARNEY
            COMPANY SERIES    EXTENDED MARKET INDEX-JAPAN
                      $9,950                      $10,000
Sep-1996             $10,000                      $10,086
Oct-1996              $9,298                       $9,440
Nov-1996              $9,011                       $9,222
Dec-1996              $7,905                       $8,296
Jan-1997              $7,134                       $7,522
Feb-1997              $7,085                       $7,518
Mar-1997              $6,571                       $7,094
Apr-1997              $6,463                       $7,090
May-1997              $7,540                       $8,121
Jun-1997              $7,659                       $8,362
Jul-1997              $6,789                       $7,716
Aug-1997              $6,058                       $6,913
Sep-1997              $5,139                       $6,260
Oct-1997              $5,277                       $6,233
Nov-1997              $4,358                       $5,363
Dec-1997              $3,587                       $4,635
Jan-1998              $4,585                       $5,484
Feb-1998              $4,950                       $5,672
Mar-1998              $4,506                       $5,335
Apr-1998              $4,279                       $5,172
May-1998              $4,091                       $4,999
Jun-1998              $4,190                       $5,055
Jul-1998              $4,151                       $5,001
Aug-1998              $3,706                       $4,623
Sep-1998              $3,498                       $4,536
Oct-1998              $3,943                       $5,143
Nov-1998              $4,269                       $5,328
Dec-1998              $4,190                       $5,503
Jan-1999              $4,289                       $5,491
Feb-1999              $4,121                       $5,321
Mar-1999              $4,605                       $5,956
Apr-1999              $5,080                       $6,239
May-1999              $4,853                       $6,010
Jun-1999              $5,317                       $6,469
Jul-1999              $5,574                       $6,936
Aug-1999              $5,682                       $7,248
Sep-1999              $5,692                       $7,534
Oct-1999              $5,593                       $7,529
Nov-1999              $5,277                       $7,503
Dec-1999              $4,823                       $7,263
Jan-2000              $4,872                       $7,207
Feb-2000              $4,625                       $6,948
Mar-2000              $5,297                       $7,500
Apr-2000              $4,734                       $6,939
May-2000              $4,961                       $7,016
Jun-2000              $5,692                       $7,758
Jul-2000              $5,001                       $6,774
Aug-2000              $5,376                       $7,318
Sep-2000              $5,139                       $7,025
Oct-2000              $4,615                       $6,438
Nov-2000              $4,754                       $6,420
Dec-2000              $4,378                       $5,966
Jan-2001              $4,349                       $5,896
Feb-2001              $4,438                       $5,807
Mar-2001              $4,388                       $5,649
Apr-2001              $4,932                       $6,259
May-2001              $4,981                       $6,300
Jun-2001              $4,942                       $6,092
Jul-2001              $4,576                       $5,711
Aug-2001              $4,695                       $5,719
Sep-2001              $4,280                       $5,314
Oct-2001              $4,408                       $5,359
Nov-2001              $4,112                       $5,118
Dec-2001              $3,647                       $4,648
Jan-2002              $3,449                       $4,333
Feb-2002              $3,726                       $4,561
Mar-2002              $3,924                       $4,786
Apr-2002              $4,082                       $5,047
May-2002              $4,487                       $5,551
Jun-2002              $4,289                       $5,355
Jul-2002              $4,240                       $5,170
Aug-2002              $4,181                       $5,079
Sep-2002              $4,062                       $4,921
Oct-2002              $3,746                       $4,557
Nov-2002              $3,716                       $4,584

    ANNUALIZED                  ONE            FIVE            FROM
    TOTAL RETURN (%)            YEAR           YEARS      SEPTEMBER 1996
    --------------------------------------------------------------------
                                   -10.07          -3.23          -14.65

[SIDE NOTE]

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED IN THE BOTTOM 8% OF COMPANIES ON THE FIRST AND SECOND SECTIONS OF THE TOKYO STOCK EXCHANGE.
Past performance is not predictive of future performance.
Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Salomon Smith Barney Extended Market Index-Japan is courtesy of Salomon Smith Barney.
[END SIDE NOTE]

--------------------------------------------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS
------------------------------------------------------------
THE PACIFIC RIM SMALL COMPANY SERIES VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-PACIFIC RIM EX. JAPAN
SEPTEMBER 1996-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          THE PACIFIC RIM SMALL  SALOMON SMITH BARNEY EXTENDED
             COMPANY SERIES      MARKET INDEX-PAC RIM EX. JAPAN
                         $9,900                         $10,000
Sep-1996                $10,056                         $10,212
Oct-1996                $10,164                         $10,421
Nov-1996                $10,477                         $11,086
Dec-1996                $10,232                         $11,122
Jan-1997                $10,448                         $11,146
Feb-1997                $11,035                         $11,732
Mar-1997                $10,545                         $11,210
Apr-1997                $10,300                         $10,987
May-1997                $10,683                         $11,438
Jun-1997                $10,781                         $11,592
Jul-1997                $10,732                         $11,593
Aug-1997                $10,135                         $10,747
Sep-1997                 $9,685                         $10,476
Oct-1997                 $7,334                          $7,981
Nov-1997                 $6,521                          $7,328
Dec-1997                 $5,944                          $7,042
Jan-1998                 $5,327                          $6,313
Feb-1998                 $6,776                          $7,431
Mar-1998                 $6,551                          $7,177
Apr-1998                 $5,944                          $6,802
May-1998                 $5,180                          $6,087
Jun-1998                 $4,436                          $5,444
Jul-1998                 $4,142                          $5,295
Aug-1998                 $3,496                          $4,440
Sep-1998                 $3,731                          $4,986
Oct-1998                 $4,387                          $5,773
Nov-1998                 $4,985                          $6,210
Dec-1998                 $4,838                          $6,039
Jan-1999                 $4,828                          $5,968
Feb-1999                 $4,622                          $5,944
Mar-1999                 $4,798                          $6,347
Apr-1999                 $6,052                          $7,289
May-1999                 $6,433                          $7,009
Jun-1999                 $7,726                          $7,639
Jul-1999                 $7,520                          $7,623
Aug-1999                 $7,432                          $7,495
Sep-1999                 $7,315                          $7,415
Oct-1999                 $7,315                          $7,269
Nov-1999                 $7,717                          $7,696
Dec-1999                 $8,275                          $8,183
Jan-2000                 $8,098                          $7,674
Feb-2000                 $8,225                          $7,424
Mar-2000                 $8,157                          $7,578
Apr-2000                 $7,306                          $7,049
May-2000                 $6,747                          $6,627
Jun-2000                 $7,345                          $7,509
Jul-2000                 $7,306                          $7,489
Aug-2000                 $7,413                          $7,703
Sep-2000                 $6,747                          $7,025
Oct-2000                 $6,444                          $6,674
Nov-2000                 $6,542                          $6,717
Dec-2000                 $6,767                          $7,097
Jan-2001                 $6,943                          $7,275
Feb-2001                 $6,893                          $7,195
Mar-2001                 $6,188                          $6,413
Apr-2001                 $6,531                          $6,881
May-2001                 $6,815                          $7,087
Jun-2001                 $6,962                          $7,369
Jul-2001                 $6,727                          $6,988
Aug-2001                 $6,785                          $7,019
Sep-2001                 $5,914                          $6,243
Oct-2001                 $6,365                          $6,763
Nov-2001                 $6,727                          $7,352
Dec-2001                 $6,815                          $7,498
Jan-2002                 $7,148                          $7,877
Feb-2002                 $7,217                          $8,088
Mar-2002                 $7,530                          $8,594
Apr-2002                 $7,579                          $8,396
May-2002                 $8,010                          $8,723
Jun-2002                 $7,755                          $8,393
Jul-2002                 $7,295                          $7,940
Aug-2002                 $7,432                          $8,075
Sep-2002                 $6,933                          $7,352
Oct-2002                 $7,148                          $7,530
Nov-2002                 $7,217                          $7,842

    ANNUALIZED             ONE   FIVE        FROM
    TOTAL RETURN (%)       YEAR  YEARS  SEPTEMBER 1996
    --------------------------------------------------
                           6.21  1.84           -5.08

[SIDE NOTE]

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE MAJOR EXCHANGES OF AUSTRALIA, HONG KONG, NEW ZEALAND, AND SINGAPORE.

Past performance is not predictive of future performance.
Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Salomon Smith Barney Extended Market Index-Pacific Rim ex. Japan is courtesy of Salomon Smith Barney.
[END SIDE NOTE]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE UNITED KINGDOM SMALL COMPANY SERIES VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-UNITED KINGDOM
SEPTEMBER 1996-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

           THE UNITED KINGDOM   SALOMON SMITH BARNEY EXTENDED
          SMALL COMPANY SERIES   MARKET INDEX-UNITED KINGDOM
                       $10,000                        $10,000
Sep-1996               $10,078                        $10,017
Oct-1996               $10,566                        $10,526
Nov-1996               $10,869                        $10,863
Dec-1996               $11,279                        $11,235
Jan-1997               $11,142                        $10,966
Feb-1997               $11,523                        $11,354
Mar-1997               $11,602                        $11,280
Apr-1997               $11,416                        $11,066
May-1997               $11,358                        $11,101
Jun-1997               $11,241                        $11,153
Jul-1997               $10,880                        $11,072
Aug-1997               $11,163                        $11,354
Sep-1997               $11,564                        $11,907
Oct-1997               $11,974                        $12,039
Nov-1997               $11,847                        $12,108
Dec-1997               $11,730                        $12,139
Jan-1998               $11,798                        $12,313
Feb-1998               $12,248                        $13,104
Mar-1998               $13,263                        $14,302
Apr-1998               $13,312                        $14,560
May-1998               $13,810                        $14,978
Jun-1998               $13,311                        $14,353
Jul-1998               $12,334                        $13,888
Aug-1998               $11,103                        $12,466
Sep-1998               $10,596                        $12,070
Oct-1998               $10,362                        $12,423
Nov-1998               $10,284                        $12,603
Dec-1998               $10,469                        $12,675
Jan-1999               $10,645                        $13,048
Feb-1999               $10,996                        $13,324
Mar-1999               $11,651                        $13,872
Apr-1999               $12,432                        $14,734
May-1999               $12,364                        $14,309
Jun-1999               $12,677                        $14,524
Jul-1999               $13,497                        $15,238
Aug-1999               $13,937                        $15,242
Sep-1999               $13,683                        $14,801
Oct-1999               $13,508                        $14,538
Nov-1999               $14,065                        $15,756
Dec-1999               $14,914                        $16,886
Jan-2000               $15,354                        $16,337
Feb-2000               $15,032                        $16,784
Mar-2000               $14,817                        $16,645
Apr-2000               $13,557                        $15,793
May-2000               $12,991                        $14,893
Jun-2000               $14,075                        $15,926
Jul-2000               $14,172                        $16,039
Aug-2000               $14,446                        $16,322
Sep-2000               $14,475                        $15,576
Oct-2000               $13,810                        $15,080
Nov-2000               $13,194                        $14,020
Dec-2000               $14,269                        $15,258
Jan-2001               $14,561                        $15,312
Feb-2001               $13,936                        $14,788
Mar-2001               $12,852                        $13,541
Apr-2001               $13,517                        $14,329
May-2001               $13,713                        $14,589
Jun-2001               $13,205                        $14,029
Jul-2001               $12,834                        $13,747
Aug-2001               $13,245                        $13,995
Sep-2001               $11,253                        $11,983
Oct-2001               $11,760                        $12,437
Nov-2001               $12,552                        $13,135
Dec-2001               $13,069                        $13,731
Jan-2002               $12,717                        $13,249
Feb-2002               $12,845                        $13,367
Mar-2002               $13,489                        $14,332
Apr-2002               $14,086                        $14,624
May-2002               $14,242                        $14,739
Jun-2002               $13,675                        $14,059
Jul-2002               $12,689                        $12,806
Aug-2002               $12,708                        $12,805
Sep-2002               $11,633                        $11,674
Oct-2002               $11,575                        $11,997
Nov-2002               $11,966                        $12,244

    ANNUALIZED                  ONE       FIVE        FROM
    TOTAL RETURN (%)           YEAR       YEARS  SEPTEMBER 1996
    -----------------------------------------------------------
                                   -4.67  0.20          2.91

[SIDE NOTE]

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES ON THE LONDON STOCK EXCHANGE OF THE UNITED KINGDOM.

Past performance is not predictive of future performance.
Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Salomon Smith Barney Extended Market Index-United Kingdom is courtesy of Salomon Smith Barney.
[END SIDE NOTE]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE CONTINENTAL SMALL COMPANY SERIES VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-EUROPE EX. UNITED KINGDOM
SEPTEMBER 1996-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

            THE CONTINENTAL         SALOMON SMITH BARNEY EXTENDED
          SMALL COMPANY SERIES  MARKET INDEX-EUROPE EX. UNITED KINGDOM
                        $9,900                                 $10,000
Sep-1996                $9,761                                  $9,977
Oct-1996                $9,940                                 $10,032
Nov-1996               $10,128                                 $10,279
Dec-1996               $10,326                                 $10,461
Jan-1997               $10,584                                 $10,657
Feb-1997               $10,604                                 $10,763
Mar-1997               $10,980                                 $11,103
Apr-1997               $10,683                                 $10,873
May-1997               $11,118                                 $11,420
Jun-1997               $11,504                                 $11,807
Jul-1997               $11,474                                 $11,955
Aug-1997               $11,296                                 $11,487
Sep-1997               $12,098                                 $12,326
Oct-1997               $11,752                                 $11,841
Nov-1997               $11,495                                 $11,785
Dec-1997               $11,585                                 $11,979
Jan-1998               $12,011                                 $12,438
Feb-1998               $12,912                                 $13,488
Mar-1998               $14,140                                 $14,596
Apr-1998               $14,704                                 $14,986
May-1998               $15,486                                 $15,884
Jun-1998               $15,080                                 $15,498
Jul-1998               $15,139                                 $15,825
Aug-1998               $13,565                                 $13,676
Sep-1998               $12,922                                 $12,992
Oct-1998               $13,298                                 $13,757
Nov-1998               $13,783                                 $14,248
Dec-1998               $13,911                                 $14,758
Jan-1999               $13,199                                 $14,459
Feb-1999               $12,951                                 $13,941
Mar-1999               $12,753                                 $13,824
Apr-1999               $13,129                                 $14,277
May-1999               $12,990                                 $14,013
Jun-1999               $13,080                                 $14,221
Jul-1999               $13,367                                 $14,514
Aug-1999               $13,457                                 $14,737
Sep-1999               $13,516                                 $14,630
Oct-1999               $13,317                                 $14,559
Nov-1999               $12,971                                 $14,881
Dec-1999               $13,585                                 $16,542
Jan-2000               $13,356                                 $16,123
Feb-2000               $14,227                                 $17,491
Mar-2000               $14,267                                 $17,258
Apr-2000               $13,544                                 $16,164
May-2000               $13,950                                 $16,156
Jun-2000               $14,494                                 $16,721
Jul-2000               $14,187                                 $16,556
Aug-2000               $14,207                                 $16,619
Sep-2000               $13,930                                 $15,744
Oct-2000               $13,306                                 $14,935
Nov-2000               $13,315                                 $14,324
Dec-2000               $14,226                                 $15,337
Jan-2001               $14,621                                 $15,650
Feb-2001               $14,384                                 $14,820
Mar-2001               $13,255                                 $13,331
Apr-2001               $13,740                                 $14,066
May-2001               $13,573                                 $13,663
Jun-2001               $13,167                                 $12,994
Jul-2001               $13,345                                 $12,926
Aug-2001               $13,443                                 $12,750
Sep-2001               $11,731                                 $10,766
Oct-2001               $12,077                                 $11,378
Nov-2001               $12,591                                 $12,061
Dec-2001               $12,699                                 $12,207
Jan-2002               $12,710                                 $12,020
Feb-2002               $12,898                                 $12,144
Mar-2002               $13,561                                 $12,975
Apr-2002               $14,104                                 $13,182
May-2002               $14,669                                 $13,492
Jun-2002               $14,669                                 $13,130
Jul-2002               $13,520                                 $11,589
Aug-2002               $13,342                                 $11,427
Sep-2002               $11,946                                  $9,930
Oct-2002               $12,313                                 $10,607
Nov-2002               $12,996                                 $11,277

    ANNUALIZED             ONE   FIVE        FROM
    TOTAL RETURN (%)       YEAR  YEARS  SEPTEMBER 1996
    --------------------------------------------------
                           2.18  2.28          4.28

[SIDE NOTE]

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE MAJOR EXCHANGES OF AUSTRIA, BELGIUM, DENMARK, FINLAND, FRANCE, GERMANY, GREECE, IRELAND, ITALY, THE NETHERLANDS, NORWAY, SPAIN, SWEDEN, AND SWITZERLAND.
Past performance is not predictive of future performance.
Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Salomon Smith Barney Extended Market Index-Europe ex. United Kingdom is courtesy of Salomon Smith Barney.
[END SIDE NOTE]

--------------------------------------------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS
------------------------------------------------------------
THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
MAY 1994-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

                                        MSCI EMERGING MARKETS
          THE EMERGING MARKETS SERIES  FREE INDEX (PRICE-ONLY)
                               $9,850                  $10,000
May-1994                      $10,175                  $10,320
Jun-1994                      $10,057                  $10,018
Jul-1994                      $10,805                  $10,635
Aug-1994                      $11,780                  $11,942
Sep-1994                      $11,908                  $12,066
Oct-1994                      $11,564                  $11,832
Nov-1994                      $11,200                  $11,204
Dec-1994                      $10,392                  $10,296
Jan-1995                       $9,427                   $9,194
Feb-1995                       $9,378                   $8,950
Mar-1995                       $9,791                   $8,985
Apr-1995                      $10,274                   $9,371
May-1995                      $11,003                   $9,844
Jun-1995                      $11,072                   $9,853
Jul-1995                      $11,515                  $10,059
Aug-1995                      $11,082                   $9,809
Sep-1995                      $10,875                   $9,749
Oct-1995                      $10,510                   $9,367
Nov-1995                      $10,466                   $9,191
Dec-1995                      $10,783                   $9,581
Jan-1996                      $11,947                  $10,253
Feb-1996                      $11,698                  $10,073
Mar-1996                      $11,798                  $10,133
Apr-1996                      $12,136                  $10,502
May-1996                      $12,136                  $10,429
Jun-1996                      $12,236                  $10,472
Jul-1996                      $11,191                   $9,738
Aug-1996                      $11,509                   $9,973
Sep-1996                      $11,757                  $10,045
Oct-1996                      $11,499                   $9,770
Nov-1996                      $11,907                   $9,922
Dec-1996                      $12,066                   $9,954
Jan-1997                      $13,300                  $10,624
Feb-1997                      $13,469                  $11,072
Mar-1997                      $13,090                  $10,754
Apr-1997                      $12,582                  $10,735
May-1997                      $13,209                  $11,014
Jun-1997                      $13,756                  $11,580
Jul-1997                      $13,775                  $11,729
Aug-1997                      $11,766                  $10,223
Sep-1997                      $12,254                  $10,490
Oct-1997                      $10,444                   $8,760
Nov-1997                       $9,897                   $8,435
Dec-1997                       $9,817                   $8,619
Jan-1998                       $9,639                   $7,936
Feb-1998                      $10,583                   $8,760
Mar-1998                      $10,952                   $9,111
Apr-1998                      $10,783                   $8,994
May-1998                       $9,540                   $7,734
Jun-1998                       $8,694                   $6,907
Jul-1998                       $9,053                   $7,101
Aug-1998                       $6,765                   $5,022
Sep-1998                       $6,775                   $5,326
Oct-1998                       $7,880                   $5,880
Nov-1998                       $8,675                   $6,363
Dec-1998                       $8,924                   $6,247
Jan-1999                       $8,706                   $6,142
Feb-1999                       $8,795                   $6,197
Mar-1999                       $9,591                   $6,994
Apr-1999                      $11,302                   $7,849
May-1999                      $11,292                   $7,779
Jun-1999                      $12,397                   $8,646
Jul-1999                      $12,208                   $8,398
Aug-1999                      $12,158                   $8,468
Sep-1999                      $11,761                   $8,171
Oct-1999                      $12,218                   $8,338
Nov-1999                      $13,342                   $9,082
Dec-1999                      $15,371                  $10,226
Jan-2000                      $15,133                  $10,267
Feb-2000                      $14,735                  $10,399
Mar-2000                      $14,825                  $10,433
Apr-2000                      $13,870                   $9,430
May-2000                      $13,105                   $9,020
Jun-2000                      $13,373                   $9,308
Jul-2000                      $12,587                   $8,819
Aug-2000                      $12,727                   $8,849
Sep-2000                      $11,812                   $8,065
Oct-2000                      $11,065                   $7,477
Nov-2000                      $10,369                   $6,819
Dec-2000                      $10,926                   $6,974
Jan-2001                      $12,050                   $7,919
Feb-2001                      $10,966                   $7,293
Mar-2001                       $9,881                   $6,543
Apr-2001                      $10,319                   $6,847
May-2001                      $10,389                   $6,907
Jun-2001                      $10,170                   $6,747
Jul-2001                       $9,822                   $6,303
Aug-2001                       $9,912                   $6,230
Sep-2001                       $8,289                   $5,253
Oct-2001                       $8,538                   $5,576
Nov-2001                       $9,483                   $6,152
Dec-2001                      $10,219                   $6,632
Jan-2002                      $10,786                   $6,848
Feb-2002                      $10,647                   $6,952
Mar-2002                      $11,104                   $7,343
Apr-2002                      $11,224                   $7,372
May-2002                      $10,936                   $7,235
Jun-2002                      $10,110                   $6,681
Jul-2002                       $9,623                   $6,156
Aug-2002                       $9,653                   $6,245
Sep-2002                       $8,637                   $5,560
Oct-2002                       $8,996                   $5,916
Nov-2002                       $9,682                   $6,317

      ANNUALIZED             ONE       FIVE           FROM
      TOTAL RETURN (%)       YEAR      YEARS        MAY 1994
      ---------------------------------------------------------
                             1.59          -0.54          -0.38

[SIDE NOTE]

- THE SERIES PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, HUNGARY, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, POLAND, SOUTH KOREA, TAIWAN, THAILAND, AND TURKEY.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

Prior to April 2002, the returns shown since July 1995 reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.5%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.
[END SIDE NOTE]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
JANUARY 1997-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          THE EMERGING MARKETS   MSCI EMERGING MARKETS
            SMALL CAP SERIES    FREE INDEX (PRICE-ONLY)
                        $9,900                  $10,000
Jan-1997               $10,902                  $10,673
Feb-1997               $11,160                  $11,122
Mar-1997               $10,714                  $10,803
Apr-1997               $10,109                  $10,785
May-1997               $10,267                  $11,064
Jun-1997               $10,674                  $11,633
Jul-1997               $10,713                  $11,783
Aug-1997                $9,314                  $10,270
Sep-1997                $9,502                  $10,538
Oct-1997                $8,441                   $8,800
Nov-1997                $7,865                   $8,474
Dec-1997                $7,627                   $8,658
Jan-1998                $6,923                   $7,973
Feb-1998                $7,230                   $8,800
Mar-1998                $7,577                   $9,152
Apr-1998                $7,805                   $9,035
May-1998                $7,359                   $7,769
Jun-1998                $6,883                   $6,939
Jul-1998                $7,071                   $7,134
Aug-1998                $5,415                   $5,045
Sep-1998                $5,197                   $5,350
Oct-1998                $5,862                   $5,907
Nov-1998                $6,636                   $6,392
Dec-1998                $6,854                   $6,276
Jan-1999                $6,556                   $6,170
Feb-1999                $6,556                   $6,225
Mar-1999                $7,191                   $7,027
Apr-1999                $8,739                   $7,885
May-1999                $9,046                   $7,815
Jun-1999               $10,177                   $8,686
Jul-1999               $10,118                   $8,436
Aug-1999               $10,316                   $8,507
Sep-1999               $10,187                   $8,209
Oct-1999               $10,535                   $8,376
Nov-1999               $11,377                   $9,124
Dec-1999               $12,805                  $10,273
Jan-2000               $13,063                  $10,314
Feb-2000               $12,884                  $10,447
Mar-2000               $12,844                  $10,481
Apr-2000               $11,911                   $9,473
May-2000               $11,247                   $9,061
Jun-2000               $11,226                   $9,351
Jul-2000               $10,859                   $8,859
Aug-2000               $10,819                   $8,890
Sep-2000               $10,135                   $8,102
Oct-2000                $9,332                   $7,511
Nov-2000                $8,727                   $6,850
Dec-2000                $8,737                   $7,006
Jan-2001                $9,222                   $7,955
Feb-2001                $8,657                   $7,326
Mar-2001                $7,933                   $6,573
Apr-2001                $8,142                   $6,879
May-2001                $8,231                   $6,939
Jun-2001                $8,241                   $6,778
Jul-2001                $8,092                   $6,332
Aug-2001                $8,043                   $6,259
Sep-2001                $6,803                   $5,277
Oct-2001                $7,150                   $5,601
Nov-2001                $7,894                   $6,180
Dec-2001                $8,509                   $6,662
Jan-2002                $9,163                   $6,879
Feb-2002                $9,064                   $6,984
Mar-2002                $9,640                   $7,376
Apr-2002                $9,908                   $7,406
May-2002                $9,839                   $7,268
Jun-2002                $9,194                   $6,711
Jul-2002                $8,768                   $6,184
Aug-2002                $8,876                   $6,273
Sep-2002                $7,864                   $5,585
Oct-2002                $8,191                   $5,943
Nov-2002                $8,826                   $6,346

      ANNUALIZED              ONE   FIVE       FROM
      TOTAL RETURN (%)       YEAR   YEARS  JANUARY 1997
      --------------------------------------------------
                             10.69  2.13           -2.09

[SIDE NOTE]

- THE SERIES PROVIDES ACCESS TO NON-U.S. SMALL COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, HUNGARY, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, POLAND, SOUTH KOREA, TAIWAN, THAILAND, AND TURKEY.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.
[END SIDE NOTE]

--------------------------------------------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS
------------------------------------------------------------
THE DFA ONE-YEAR FIXED INCOME SERIES VS.
THREE-MONTH U.S. TREASURY BILL INDEX
MARCH 1993-NOVEMBER 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          THE DFA ONE-YEAR FIXED INCOME SERIES  THREE-MONTH U.S. TREASURY BILL INDEX
                                       $10,000                               $10,000
Mar-1993                               $10,048                               $10,025
Apr-1993                               $10,097                               $10,050
May-1993                               $10,104                               $10,072
Jun-1993                               $10,149                               $10,102
Jul-1993                               $10,180                               $10,129
Aug-1993                               $10,229                               $10,157
Sep-1993                               $10,268                               $10,184
Oct-1993                               $10,290                               $10,208
Nov-1993                               $10,308                               $10,233
Dec-1993                               $10,343                               $10,264
Jan-1994                               $10,395                               $10,294
Feb-1994                               $10,376                               $10,313
Mar-1994                               $10,373                               $10,343
Apr-1994                               $10,368                               $10,369
May-1994                               $10,390                               $10,400
Jun-1994                               $10,425                               $10,443
Jul-1994                               $10,486                               $10,481
Aug-1994                               $10,527                               $10,517
Sep-1994                               $10,545                               $10,556
Oct-1994                               $10,580                               $10,602
Nov-1994                               $10,575                               $10,644
Dec-1994                               $10,607                               $10,697
Jan-1995                               $10,708                               $10,751
Feb-1995                               $10,810                               $10,802
Mar-1995                               $10,877                               $10,857
Apr-1995                               $10,949                               $10,908
May-1995                               $11,066                               $10,965
Jun-1995                               $11,129                               $11,021
Jul-1995                               $11,188                               $11,074
Aug-1995                               $11,245                               $11,129
Sep-1995                               $11,296                               $11,178
Oct-1995                               $11,356                               $11,231
Nov-1995                               $11,410                               $11,281
Dec-1995                               $11,465                               $11,343
Jan-1996                               $11,518                               $11,396
Feb-1996                               $11,564                               $11,441
Mar-1996                               $11,616                               $11,483
Apr-1996                               $11,656                               $11,533
May-1996                               $11,696                               $11,584
Jun-1996                               $11,759                               $11,631
Jul-1996                               $11,814                               $11,683
Aug-1996                               $11,872                               $11,736
Sep-1996                               $11,943                               $11,791
Oct-1996                               $12,031                               $11,842
Nov-1996                               $12,103                               $11,893
Dec-1996                               $12,142                               $11,945
Jan-1997                               $12,202                               $12,000
Feb-1997                               $12,254                               $12,047
Mar-1997                               $12,274                               $12,097
Apr-1997                               $12,357                               $12,155
May-1997                               $12,417                               $12,217
Jun-1997                               $12,492                               $12,263
Jul-1997                               $12,578                               $12,318
Aug-1997                               $12,616                               $12,371
Sep-1997                               $12,691                               $12,428
Oct-1997                               $12,766                               $12,481
Nov-1997                               $12,806                               $12,530
Dec-1997                               $12,876                               $12,584
Jan-1998                               $12,953                               $12,643
Feb-1998                               $13,007                               $12,688
Mar-1998                               $13,075                               $12,748
Apr-1998                               $13,125                               $12,805
May-1998                               $13,199                               $12,859
Jun-1998                               $13,250                               $12,913
Jul-1998                               $13,327                               $12,970
Aug-1998                               $13,388                               $13,030
Sep-1998                               $13,451                               $13,096
Oct-1998                               $13,501                               $13,147
Nov-1998                               $13,562                               $13,191
Dec-1998                               $13,630                               $13,243
Jan-1999                               $13,684                               $13,291
Feb-1999                               $13,725                               $13,330
Mar-1999                               $13,786                               $13,384
Apr-1999                               $13,846                               $13,432
May-1999                               $13,875                               $13,485
Jun-1999                               $13,935                               $13,541
Jul-1999                               $13,981                               $13,597
Aug-1999                               $14,016                               $13,651
Sep-1999                               $14,093                               $13,713
Oct-1999                               $14,145                               $13,766
Nov-1999                               $14,214                               $13,821
Dec-1999                               $14,270                               $13,884
Jan-2000                               $14,298                               $13,943
Feb-2000                               $14,391                               $14,005
Mar-2000                               $14,465                               $14,077
Apr-2000                               $14,517                               $14,144
May-2000                               $14,575                               $14,230
Jun-2000                               $14,693                               $14,291
Jul-2000                               $14,781                               $14,355
Aug-2000                               $14,873                               $14,430
Sep-2000                               $14,981                               $14,506
Oct-2000                               $15,059                               $14,582
Nov-2000                               $15,153                               $14,662
Dec-2000                               $15,243                               $14,743
Jan-2001                               $15,350                               $14,840
Feb-2001                               $15,425                               $14,896
Mar-2001                               $15,486                               $14,965
Apr-2001                               $15,563                               $15,031
May-2001                               $15,619                               $15,089
Jun-2001                               $15,669                               $15,133
Jul-2001                               $15,760                               $15,183
Aug-2001                               $15,832                               $15,233
Sep-2001                               $15,997                               $15,299
Oct-2001                               $16,096                               $15,338
Nov-2001                               $16,111                               $15,372
Dec-2001                               $16,143                               $15,397
Jan-2002                               $16,175                               $15,420
Feb-2002                               $16,235                               $15,440
Mar-2002                               $16,177                               $15,463
Apr-2002                               $16,278                               $15,488
May-2002                               $16,347                               $15,513
Jun-2002                               $16,432                               $15,536
Jul-2002                               $16,549                               $15,559
Aug-2002                               $16,600                               $15,581
Sep-2002                               $16,650                               $15,606
Oct-2002                               $16,700                               $15,629
Nov-2002                               $16,685                               $15,654

      ANNUALIZED             ONE   FIVE      FROM
      TOTAL RETURN (%)       YEAR  YEARS  MARCH 1993
      ----------------------------------------------
                             3.56  5.43       5.39

[SIDE NOTE]

- THE SERIES MAXIMIZES EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. ISSUES WHICH MEET MATURITY AND QUALITY LEVELS ARE FURTHER EVALUATED FOR BUSINESS RISK. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE FOUND. INVESTMENTS ARE MADE IN HIGH QUALITY OBLIGATIONS, INCLUDING BANKERS' ACCEPTANCES, CERTIFICATES OF DEPOSIT, CORPORATE DEBT OBLIGATIONS AND COMMERCIAL PAPER OF U.S. AS WELL AS NON-U.S. ISSUERS. AVERAGE MATURITY IS MAINTAINED UNDER ONE YEAR WITH NO INDIVIDUAL ISSUE LONGER THAN TWO YEARS.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Three-Month U.S. Treasury Bill Index courtesy of Merrill Lynch.
[END SIDE NOTE]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES VS.
MERRILL LYNCH 1-3 YEAR GOVERNMENT/CORPORATE INDEX
MARCH 1996-NOVEMBER 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          THE DFA TWO-YEAR GLOBAL    MERRILL LYNCH 1-3 YEAR
            FIXED INCOME SERIES    GOVERNMENT/CORPORATE INDEX
                          $10,000                     $10,000
Mar-1996                  $10,047                      $9,993
Apr-1996                  $10,097                     $10,002
May-1996                  $10,148                     $10,023
Jun-1996                  $10,188                     $10,096
Jul-1996                  $10,260                     $10,137
Aug-1996                  $10,361                     $10,172
Sep-1996                  $10,439                     $10,265
Oct-1996                  $10,531                     $10,381
Nov-1996                  $10,602                     $10,461
Dec-1996                  $10,647                     $10,462
Jan-1997                  $10,720                     $10,511
Feb-1997                  $10,762                     $10,536
Mar-1997                  $10,766                     $10,534
Apr-1997                  $10,830                     $10,620
May-1997                  $10,904                     $10,694
Jun-1997                  $10,982                     $10,767
Jul-1997                  $11,036                     $10,887
Aug-1997                  $11,079                     $10,898
Sep-1997                  $11,149                     $10,981
Oct-1997                  $11,192                     $11,061
Nov-1997                  $11,236                     $11,087
Dec-1997                  $11,287                     $11,163
Jan-1998                  $11,378                     $11,271
Feb-1998                  $11,423                     $11,282
Mar-1998                  $11,490                     $11,331
Apr-1998                  $11,524                     $11,385
May-1998                  $11,593                     $11,448
Jun-1998                  $11,645                     $11,507
Jul-1998                  $11,704                     $11,562
Aug-1998                  $11,784                     $11,698
Sep-1998                  $11,854                     $11,850
Oct-1998                  $11,912                     $11,902
Nov-1998                  $11,964                     $11,890
Dec-1998                  $12,034                     $11,936
Jan-1999                  $12,093                     $11,987
Feb-1999                  $12,140                     $11,935
Mar-1999                  $12,207                     $12,022
Apr-1999                  $12,254                     $12,064
May-1999                  $12,278                     $12,057
Jun-1999                  $12,327                     $12,094
Jul-1999                  $12,351                     $12,127
Aug-1999                  $12,400                     $12,159
Sep-1999                  $12,467                     $12,241
Oct-1999                  $12,491                     $12,277
Nov-1999                  $12,544                     $12,304
Dec-1999                  $12,608                     $12,326
Jan-2000                  $12,633                     $12,323
Feb-2000                  $12,710                     $12,406
Mar-2000                  $12,767                     $12,479
Apr-2000                  $12,818                     $12,508
May-2000                  $12,857                     $12,553
Jun-2000                  $12,939                     $12,690
Jul-2000                  $13,005                     $12,776
Aug-2000                  $13,083                     $12,874
Sep-2000                  $13,176                     $12,975
Oct-2000                  $13,242                     $13,036
Nov-2000                  $13,333                     $13,164
Dec-2000                  $13,431                     $13,321
Jan-2001                  $13,527                     $13,500
Feb-2001                  $13,583                     $13,589
Mar-2001                  $13,647                     $13,709
Apr-2001                  $13,703                     $13,747
May-2001                  $13,759                     $13,835
Jun-2001                  $13,802                     $13,888
Jul-2001                  $13,886                     $14,057
Aug-2001                  $13,970                     $14,146
Sep-2001                  $14,139                     $14,369
Oct-2001                  $14,267                     $14,511
Nov-2001                  $14,252                     $14,474
Dec-2001                  $14,267                     $14,482
Jan-2002                  $14,309                     $14,513
Feb-2002                  $14,367                     $14,577
Mar-2002                  $14,289                     $14,485
Apr-2002                  $14,418                     $14,644
May-2002                  $14,490                     $14,720
Jun-2002                  $14,593                     $14,834
Jul-2002                  $14,750                     $14,989
Aug-2002                  $14,808                     $15,061
Sep-2002                  $14,880                     $15,185
Oct-2002                  $14,938                     $15,214
Nov-2002                  $14,909                     $15,209

      ANNUALIZED             ONE   FIVE      FROM
      TOTAL RETURN (%)       YEAR  YEARS  MARCH 1996
      ----------------------------------------------
                             4.60  5.82       6.09

[SIDE NOTE]

- THE SERIES SEEKS TO MAXIMIZE EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE FOUND. INVESTMENTS ARE MADE IN U.S. GOVERNMENT SECURITIES, HIGH-QUALITY CORPORATE SECURITIES AND CURRENCY HEDGED GLOBAL BONDS WITH A MAXIMUM MATURITY OF TWO YEARS.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Merrill Lynch 1-3 Year Government/Corporate Index courtesy of Merrill Lynch. [END SIDE NOTE]

--------------------------------------------------------------------------------

                         THE U.S. LARGE COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                           SHARES        VALUE+
                                           ------        ------
COMMON STOCKS -- (97.4%)
 3M Co..................................    114,900  $   14,919,765
 Abbott Laboratories....................    460,400      20,156,312
 Ace, Ltd...............................     77,300       2,635,930
 *ADC Telecommunications, Inc...........    234,700         510,472
 #Adobe Systems, Inc....................     70,700       2,089,892
 *Advanced Medical Optics, Inc..........          1              11
 *Advanced Micro Devices, Inc...........    100,900         857,650
 *AES Corp..............................    159,900         338,988
 Aetna, Inc.............................     44,400       1,676,100
 AFLAC, Inc.............................    152,400       4,701,540
 *Agilent Technologies, Inc.............    136,800       2,655,288
 Air Products & Chemicals, Inc..........     67,000       2,962,740
 Alberto-Culver Co. Class B.............     17,100         847,305
 #Albertson's, Inc......................    119,900       2,798,466
 Alcoa, Inc.............................    248,800       6,356,840
 #Allegheny Energy, Inc.................     37,100         255,619
 Allegheny Teledyne, Inc................     23,800         170,170
 Allergan, Inc..........................     38,100       2,239,899
 *Allied Waste Industries, Inc..........     58,100         620,508
 Allstate Corp..........................    207,900       8,114,337
 #Alltel Corp...........................     91,700       5,050,836
 *Altera Corp...........................    112,500       1,627,312
 Ambac Financial Group, Inc.............     31,300       1,956,563
 Amerada Hess Corp......................     26,300       1,472,800
 Ameren Corp............................     42,700       1,765,645
 #American Electric Power Co., Inc......     99,800       2,836,316
 American Express Co....................    391,600      15,244,988
 *American Greetings Corp. Class A......     19,400         315,638
 American International Group, Inc......    769,400      50,126,410
 *American Power Conversion Corp........     57,900         933,058
 *American Standard Companies, Inc......     21,200       1,578,976
 AmerisourceBergen Corp.................     31,300       1,816,026
 *Amgen, Inc............................    376,700      17,770,822
 *AMR Corp..............................     45,700         353,718
 AmSouth Bancorporation.................    105,700       2,015,699
 Anadarko Petroleum Corp................     73,200       3,455,040
 *Analog Devices, Inc...................    107,800       3,308,382
 *Andrew Corp...........................     28,800         324,432
 Anheuser-Busch Companies, Inc..........    255,900      12,569,808
 *Anthem, Inc...........................     41,600       2,464,800
 *AOL Time Warner, Inc..................  1,315,200      21,529,824
 AON Corp...............................     89,800       1,637,952
 Apache Corp............................     42,400       2,284,512
 *Apollo Group, Inc. (Class A)..........     51,200       2,112,256
 *Apple Computer, Inc...................    105,700       1,640,992
 Applera Corporation - Applied
   Biosystems Group.....................     62,600       1,368,436
 *Applied Materials, Inc................    484,800       8,268,264
 *Applied Micro Circuits Corp...........     88,600         404,459
 Archer-Daniels Midland Co..............    192,100       2,560,693
 Ashland, Inc...........................     20,300         592,151
 AT&T Corp..............................    226,600       6,353,864
 *AT&T Wireless Services, Inc...........    797,900       6,024,145
 Autodesk, Inc..........................     33,900         525,619
 Automatic Data Processing, Inc.........    182,700       7,941,969
 *Autozone, Inc.........................     29,100       2,377,470
 *Avaya, Inc............................    106,600         309,140
 #Avery Dennison Corp...................     32,300       2,081,412
                                           SHARES        VALUE+
                                           ------        ------
 Avon Products, Inc.....................     69,600  $    3,573,960
 #B B & T Corp..........................    142,500       5,413,575
 Baker Hughes, Inc......................     99,400       3,254,356
 Ball Corp..............................     16,700         826,316
 Bank of America Corp...................    442,900      31,038,432
 Bank of New York Co., Inc..............    214,000       6,494,900
 Bank One Corp..........................    345,900      13,659,591
 Bard (C.R.), Inc.......................     15,100         838,050
 Bausch & Lomb, Inc.....................     15,900         600,066
 #Baxter International, Inc.............    177,700       5,684,623
 #Bear Stearns Companies, Inc...........     29,000       1,856,000
 Becton Dickinson & Co..................     75,700       2,246,019
 *Bed, Bath and Beyond, Inc.............     86,100       2,999,724
 Bellsouth Corp.........................    551,600      15,334,480
 Bemis Co., Inc.........................     15,500         801,660
 *Best Buy Co., Inc.....................     94,700       2,621,296
 *Big Lots, Inc.........................     34,300         435,610
 *#Biogen, Inc..........................     43,800       1,934,865
 Biomet, Inc............................     77,600       2,134,388
 *BJ Services, Co.......................     46,100       1,542,045
 Black & Decker Corp....................     23,800       1,022,686
 Block (H.&R.), Inc.....................     53,200       2,039,156
 *BMC Software, Inc.....................     71,000       1,270,900
 Boeing Co..............................    247,400       8,411,600
 Boise Cascade Corp.....................     17,200         465,776
 *Boston Scientific Corp................    119,900       5,035,800
 Bristol Myers Squibb Co................    570,800      15,126,200
 *#Broadcom Corp........................     80,800       1,584,488
 Brown-Forman Corp. Class B.............     20,200       1,335,220
 Brunswick Corp.........................     26,600         559,132
 Burlington Northern Santa Fe Corp......    112,100       2,839,493
 #Burlington Resources, Inc.............     59,300       2,497,716
 *#Calpine Corp.........................    111,100         492,173
 Campbell Soup Co.......................    120,900       2,919,735
 #Capital One Financial Corp............     65,300       2,207,140
 Cardinal Health, Inc...................    133,100       8,190,974
 #Carnival Corp.........................    172,800       4,847,040
 Caterpillar, Inc.......................    101,500       5,064,850
 *Cendant Corp..........................    306,500       3,855,770
 #CenterPoint Energy, Inc...............     89,600         685,440
 Centex Corp............................     18,200         916,006
 #CenturyTel, Inc.......................     41,800       1,290,784
 Charter One Financial, Inc.............     67,600       2,034,760
 ChevronTexaco Corp.....................    314,700      21,094,341
 *Chiron Corp...........................     55,600       2,236,232
 #Chubb Corp............................     50,600       2,965,160
 *CIENA Corp............................    127,100         845,850
 CIGNA Corp.............................     41,300       1,797,789
 Cincinnati Financial Corp..............     47,800       1,846,275
 #Cinergy Corp..........................     49,300       1,597,320
 Cintas Corp............................     50,000       2,525,750
 Circuit City Stores, Inc. (Circuit City
   Group)...............................     61,800         598,224
 *Cisco Sytems, Inc.....................  2,156,200      32,181,285
 Citigroup, Inc.........................  1,491,400      57,985,632
 *#Citizens Communications Co...........     83,200         820,352
 *#Citrix Systems, Inc..................     51,700         607,733
 *Clear Channel Communications, Inc.....    180,500       7,844,530
 #Clorox Co.............................     67,900       2,976,736

                                      120
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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 CMS Energy Corp........................     42,400  $      421,880
 Coca-Cola Co...........................    731,500      33,385,660
 Coca-Cola Enterprises, Inc.............    132,100       2,812,409
 Colgate-Palmolive Co...................    159,900       8,217,261
 *Comcast Corp. Class A.................    675,424      15,767,773
 Comerica, Inc..........................     51,600       2,442,228
 Computer Associates International,
   Inc..................................    170,300       2,573,233
 *Computer Sciences Corp................     50,500       1,761,945
 *Compuware Corp........................    110,800         604,414
 *Comverse Technology, Inc..............     55,100         668,638
 Conagra, Inc...........................    158,300       3,857,771
 *Concord EFS, Inc......................    151,200       2,268,000
 ConocoPhilips..........................    199,400       9,533,314
 Consolidated Edison, Inc...............     62,800       2,496,300
 #Constellation Energy Group............     48,500       1,277,975
 *Convergys Corp........................     51,100         880,964
 Cooper Industries, Ltd.................     27,500       1,045,550
 Cooper Tire & Rubber Co................     21,700         345,030
 Coors (Adolph) Co. Class B.............     10,600         687,516
 *Corning, Inc..........................    338,000       1,497,340
 *Costco Wholesale Corp.................    134,000       4,328,870
 Countrywide Credit Industries, Inc.....     37,100       1,829,030
 Crane Co...............................     17,600         362,032
 CSX Corp...............................     62,700       1,733,655
 #Cummins Engine Co., Inc...............     12,100         380,424
 #CVS Corp..............................    115,600       3,107,328
 Dana Corp..............................     43,800         591,300
 Danaher Corp...........................     44,600       2,802,664
 #Darden Restaurants, Inc...............     50,400       1,090,152
 Deere & Co.............................     70,200       3,590,730
 *Dell Computer Corp....................    764,600      21,867,560
 Delphi Automotive Systems Corp.........    164,900       1,401,650
 #Delta Air Lines, Inc..................     36,300         490,050
 Deluxe Corp............................     18,400         798,560
 Devon Energy Corp......................     46,100       2,110,919
 Dillards, Inc. Class A.................     24,900         481,068
 Disney (Walt) Co.......................    601,500      11,921,730
 Dollar General Corp....................     98,200       1,299,186
 Dominion Resources, Inc................     89,800       4,575,310
 Donnelley (R.R.) & Sons Co.............     33,500         712,545
 Dover Corp.............................     59,700       1,862,640
 Dow Chemical Co........................    268,500       8,565,150
 Dow Jones & Co., Inc...................     24,800       1,027,960
 #DTE Energy Co.........................     49,300       2,185,469
 #Duke Power Co.........................    261,600       5,163,984
 DuPont (E.I.) de Nemours & Co., Inc....    292,700      13,060,274
 Dynegy, Inc............................    108,700         127,179
 Eastman Chemical Co....................     22,800         892,164
 #Eastman Kodak Co......................     86,000       3,175,120
 Eaton Corp.............................     20,800       1,578,096
 *eBay, Inc.............................     90,000       6,206,400
 Ecolab, Inc............................     38,100       1,892,427
 *Edison International..................     96,000       1,064,640
 El Paso Corp...........................    172,300       1,467,996
 *Electronic Arts, Inc..................     41,100       2,788,430
 Electronic Data Systems Corp...........    141,500       2,623,410
 *EMC Corp..............................    649,500       4,708,875
 #Emerson Electric Co...................    124,000       6,466,600
 Engelhard Corp.........................     37,900         918,696
 Entergy Corp...........................     66,000       2,886,180
 EOG Resources, Inc.....................     34,200       1,325,934
                                           SHARES        VALUE+
                                           ------        ------
 Equifax, Inc...........................     42,400  $    1,030,320
 Equity Office Properties Trust.........    123,400       3,172,614
 Equity Residential Corp................     81,200       2,120,944
 Exelon Corp............................     94,900       4,763,031
 Exxon Mobil Corp.......................  1,991,300      69,297,240
 Family Dollar Stores, Inc..............     51,200       1,509,888
 Federal Home Loan Mortgage
   Corporation..........................    205,100      11,821,964
 Federal National Mortgage
   Association..........................    293,300      18,492,565
 *Federated Department Stores, Inc......     59,400       1,941,192
 #FedEx Corp............................     87,800       4,615,646
 Fifth Third Bancorp....................    171,100       9,571,334
 First Data Corp........................    223,100       7,728,184
 First Tennessee National Corp..........     37,300       1,375,624
 FirstEnergy Corp.......................     87,800       2,781,504
 *Fiserv, Inc...........................     56,600       1,923,834
 FleetBoston Financial Corp.............    308,700       8,375,031
 #Fluor Corp............................     23,800         652,596
 Ford Motor Co..........................    537,300       6,114,474
 *Forest Laboratories, Inc..............     52,900       5,677,757
 Fortune Brands, Inc....................     44,300       2,160,511
 FPL Group, Inc.........................     53,600       3,151,680
 Franklin Resources, Inc................     76,600       2,830,370
 *Freeport McMoran Copper & Gold, Inc.
   Class B..............................     42,700         661,850
 Gannett Co., Inc.......................     78,600       5,600,250
 Gap, Inc...............................    256,300       4,072,607
 *Gateway, Inc..........................     95,400         363,474
 General Dynamics Corp..................     59,500       4,846,275
 General Electric Co....................  2,932,100      79,459,910
 General Mills, Inc.....................    108,500       4,841,270
 #General Motors Corp...................    165,200       6,558,440
 Genuine Parts Co.......................     51,600       1,640,364
 *Genzyme Corp..........................     63,200       2,073,276
 Georgia-Pacific Corp...................     67,800       1,405,494
 Gillette Co............................    311,700       9,450,744
 Golden West Financial Corp.............     45,500       3,148,600
 Goodrich (B.F.) Co.....................     34,000         625,600
 Goodyear Tire & Rubber Co..............     51,700         426,008
 Grainger (W.W.), Inc...................     27,500       1,478,950
 Great Lakes Chemical Corp..............     14,800         371,480
 *Guidant Corp..........................     90,100       2,696,693
 Halliburton Co.........................    128,700       2,702,700
 Harley-Davidson, Inc...................     89,000       4,320,060
 *Harrahs Entertainment, Inc............     32,900       1,316,000
 Hartford Financial Services Group,
   Inc..................................     72,900       3,576,474
 #Hasbro, Inc...........................     51,100         655,102
 HCA, Inc...............................    152,800       6,139,504
 Health Management Associates, Inc......     70,200       1,230,606
 *Healthsouth Corp......................    116,800         475,376
 Heinz (H.J.) Co........................    103,400       3,600,388
 *Hercules, Inc.........................     32,100         302,382
 Hershey Foods Corp.....................     40,300       2,594,917
 Hewlett-Packard Co.....................    899,300      17,518,364
 Hilton Hotels Corp.....................    110,900       1,518,221
 Home Depot, Inc........................    694,300      18,343,406
 Honeywell International, Inc...........    241,500       6,247,605
 Household International, Inc...........    134,000       3,845,800
 *Humana, Inc...........................     49,900         519,459
 Huntington Bancshares, Inc.............     70,900       1,390,349

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
                                           SHARES        VALUE+
                                           ------        ------
 Illinois Tool Works, Inc...............     90,300  $    6,139,497
 IMS Health, Inc........................     83,600       1,387,760
 Ingersoll-Rand Co., Ltd. Class A.......     49,800       2,300,760
 Intel Corp.............................  1,964,000      41,018,140
 #International Business Machines
   Corp.................................    499,300      43,489,030
 International Flavors & Fragrances,
   Inc..................................     28,000         924,560
 *#International Game Technology........     25,400       1,958,340
 International Paper Co.................    142,000       5,573,500
 Interpublic Group of Companies, Inc....    113,000       1,691,610
 *Intuit, Inc...........................     62,300       3,361,085
 ITT Industries, Inc....................     27,100       1,633,588
 *Jabil Circuit, Inc....................     58,300       1,250,535
 *JDS Uniphase Corp.....................    401,300       1,368,433
 Jefferson-Pilot Corp...................     43,500       1,659,525
 John Hancock Financial Services,
   Inc..................................     85,400       2,610,678
 Johnson & Johnson......................    876,900      50,000,838
 Johnson Controls, Inc..................     26,100       2,163,429
 *Jones Apparel Group, Inc..............     38,000       1,398,400
 JP Morgan Chase & Co...................    587,600      14,789,892
 KB Home Corp...........................     14,700         656,943
 Kellogg Co.............................    120,900       4,034,433
 Kerr-McGee Corp........................     29,500       1,334,875
 KeyCorp................................    125,700       3,279,513
 KeySpan Corp...........................     41,700       1,471,593
 Kimberly Clark Corp....................    152,300       7,663,736
 Kinder Morgan, Inc.....................     35,900       1,473,695
 *#King Pharmaceuticals, Inc............     71,900       1,364,662
 *#KLA-Tencor Corp......................     55,700       2,460,548
 Knight Ridder, Inc.....................     24,600       1,542,666
 *Kohls Corp............................     99,200       6,795,200
 *Kroger Co.............................    232,400       3,655,652
 Leggett and Platt, Inc.................     57,700       1,377,299
 Lehman Brothers Holdings, Inc..........     71,900       4,414,660
 *Lexmark International Group, Inc......     37,300       2,467,022
 Lilly (Eli) & Co.......................    331,100      22,614,130
 Limited Brands, Inc....................    153,600       2,612,736
 Lincoln National Corp..................     54,400       1,911,616
 Linear Technology Corp.................     93,600       3,098,160
 Liz Claiborne, Inc.....................     31,400       1,011,080
 Lockheed Martin Corp...................    134,000       6,994,800
 Loews Corp.............................     55,000       2,226,400
 *Louisiana-Pacific Corp................     30,900         276,864
 Lowe's Companies, Inc..................    229,400       9,520,100
 *#LSI Logic Corp.......................    109,500         907,755
 *#Lucent Technologies, Inc.............  1,011,500       1,770,125
 *Manor Care, Inc.......................     28,900         562,972
 Marathon Oil Corp......................     91,300       1,826,000
 #Marriott International, Inc.
   Class A..............................     71,200       2,545,400
 Marsh & McLennan Co., Inc..............    157,900       7,452,880
 Marshall & Isley Corp..................     61,900       1,759,198
 Masco Corp.............................    146,200       2,948,854
 Mattel, Inc............................    128,700       2,653,794
 Maxim Integrated Products, Inc.........     95,200       4,003,636
 May Department Stores Co...............     84,900       2,076,654
 Maytag Corp............................     23,000         710,930
 MBIA, Inc..............................     43,300       1,969,284
 MBNA Corp..............................    376,600       8,036,644
 *McDermott International, Inc..........     18,600          61,380
 McDonalds Corp.........................    375,800       6,952,300
                                           SHARES        VALUE+
                                           ------        ------
 McGraw-Hill Companies, Inc.............     57,200  $    3,391,388
 McKesson Corp..........................     85,400       2,213,568
 MeadWestavco Corp......................     58,900       1,474,856
 *Medimmune, Inc........................     73,900       1,952,438
 Medtronic, Inc.........................    357,600      16,717,800
 Mellon Financial Corp..................    128,300       3,855,415
 Merck & Co., Inc.......................    662,900      39,382,889
 *#Mercury Interactive Corp.............     24,800         829,436
 Meredith Corp..........................     14,600         636,706
 #Merrill Lynch & Co., Inc..............    255,000      11,092,500
 #MetLife, Inc..........................    206,900       5,553,196
 MGIC Investment Corp...................     30,300       1,414,101
 *#Micron Technology, Inc...............    177,900       2,812,599
 *Microsoft Corp........................  1,595,800      92,293,093
 Millipore Corp.........................     14,300         527,098
 *Mirant Corp...........................    118,500         248,850
 #Molex, Inc............................     57,000       1,599,705
 Monsanto Co............................     77,000       1,354,430
 Moody's Corp...........................     45,800       2,016,116
 Morgan Stanley Dean Witter & Co........    322,900      14,607,996
 Motorola, Inc..........................    677,500       7,709,950
 *Nabors Industries, Ltd................     42,500       1,504,500
 National City Corp.....................    180,100       5,006,780
 *National Semiconductor Corp...........     53,200       1,079,960
 *Navistar International Corp...........     17,800         549,308
 *NCR Corp..............................     28,800         794,880
 *#Network Appliance Corp...............     99,100       1,376,004
 New York Times Class A.................     44,700       2,147,388
 Newell Rubbermaid, Inc.................     78,800       2,499,536
 #Newmont Mining Corp...................    118,300       2,769,403
 *Nextel Communications Corp.
   Class A..............................    268,400       3,689,158
 Nicor, Inc.............................     13,000         409,630
 Nike, Inc. Class B.....................     78,600       3,519,708
 #NiSource, Inc.........................     71,900       1,401,331
 *Noble Corp............................     39,500       1,341,025
 Nordstrom, Inc.........................     39,800         796,000
 Norfolk Southern Corp..................    114,600       2,261,058
 North Fork Bancorporation, Inc.........     48,200       1,677,842
 Northern Trust Corp....................     65,300       2,531,028
 #Northrop Grumman Corp.................     33,400       3,236,794
 *Novell, Inc...........................    107,400         386,640
 *Novellus Systems, Inc.................     42,700       1,549,797
 Nucor Corp.............................     23,000       1,155,520
 *Nvidia Corp...........................     45,200         774,502
 Occidental Petroleum Corp..............    111,000       3,091,350
 *Office Depot, Inc.....................     91,100       1,613,381
 Omnicom Group, Inc.....................     55,300       3,763,165
 *Oracle Systems Corp...................  1,601,200      19,446,574
 Paccar, Inc............................     34,200       1,678,365
 *Pactiv Corp...........................     46,600         964,620
 Pall Corp..............................     36,100         688,788
 *Parametric Technology Corp............     77,000         241,010
 Parker-Hannifin Corp...................     34,800       1,624,812
 Paychex, Inc...........................    110,800       3,237,576
 Penney (J.C.) Co., Inc.................     78,800       1,869,924
 Peoples Energy Corp....................     10,400         374,296
 *Peoplesoft, Inc.......................     91,900       1,806,295
 Pepsi Bottling Group, Inc..............     84,100       2,415,352
 Pepsico, Inc...........................    522,300      22,187,304
 PerkinElmer, Inc.......................     36,900         315,864
 Pfizer, Inc............................  1,824,000      57,528,960

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *#PG&E Corp. (Holding Co.).............    115,800  $    1,599,198
 Pharmacia Corp.........................    380,200      16,082,460
 *Phelps Dodge Corp.....................     26,100         820,062
 Philip Morris Companies, Inc...........    623,000      23,499,560
 Pinnacle West Capital Corp.............     25,100         806,212
 Pitney Bowes, Inc......................     70,200       2,478,060
 #Plum Creek Timber Co., Inc............     54,600       1,329,510
 *PMC Sierra, Inc.......................     49,200         399,750
 PNC Financial Services Group, Inc......     83,700       3,532,140
 *Power-One, Inc........................     23,500         185,885
 PPG Industries, Inc....................     49,900       2,498,992
 PPL Corp...............................     47,800       1,591,740
 Praxair, Inc...........................     47,600       2,808,400
 Principal Financial Group, Inc.........    102,200       2,963,800
 Procter & Gamble Co....................    382,900      32,163,600
 Progress Energy, Inc...................     69,500       2,919,000
 Progressive Corp.......................     64,100       3,630,624
 *Providian Financial Corp..............     85,100         517,408
 #Prudential Financial, Inc.............    171,100       5,146,688
 Public Service Enterprise Group, Inc...     65,200       1,952,088
 Pulte Homes Inc........................     18,100         849,614
 *Q Logic Corp..........................     27,600       1,199,772
 *Qualcomm, Inc.........................    228,900       9,430,680
 *Quintiles Transnational Corp..........     34,700         407,725
 *Qwest Communications International,
   Inc..................................    494,100       2,391,444
 #Radioshack Corp.......................     50,500       1,199,375
 *Rational Software Corp................     56,900         526,894
 Raytheon Co............................    118,700       3,462,479
 *#Reebok International, Ltd............     17,600         504,944
 Regions Financial Corp.................     65,200       2,265,048
 #RJ Reynolds Tobacco Holdings, Inc.....     26,400       1,019,040
 *Robert Half International, Inc........     51,700       1,015,905
 Rockwell Collins, Inc..................     53,900       1,153,460
 Rockwell International Corp............     54,900       1,155,645
 Rohm & Haas Co.........................     65,200       2,307,428
 Rowan Companies, Inc...................     27,700         590,010
 Ryder System, Inc......................     18,400         423,200
 *Sabre Holdings Corp...................     42,700         929,152
 Safeco Corp............................     40,300       1,457,248
 *Safeway, Inc..........................    130,000       3,091,400
 *Saint Jude Medical, Inc...............     52,000       1,810,640
 #Saint Paul Companies, Inc.............     66,700       2,483,908
 *#Sanmina Corp.........................    154,600         747,491
 Sara Lee Corp..........................    231,200       5,393,896
 SBC Communications, Inc................    979,900      27,927,150
 Schering-Plough Corp...................    432,200       9,793,652
 Schlumberger, Ltd......................    170,200       7,531,350
 Schwab (Charles) Corp..................    402,300       4,642,542
 Scientific-Atlanta, Inc................     46,100         626,960
 *#Sealed Air Corp......................     24,800         937,688
 #Sears, Roebuck & Co...................     93,200       2,581,640
 Sempra Energy..........................     60,400       1,399,468
 Sherwin-Williams Co....................     44,400       1,280,052
 *Siebel Systems, Inc...................    140,900       1,201,877
 Sigma-Aldrich Corp.....................     21,600       1,087,344
 Simon Property Group, Inc..............     54,800       1,847,856
 SLM Corp...............................     45,600       4,456,488
 Snap-On, Inc...........................     17,200         514,968
 *Solectron Corp........................    242,700       1,121,274
 Southern Co............................    208,900       5,464,824
 SouthTrust Corp........................    102,200       2,677,129
                                           SHARES        VALUE+
                                           ------        ------
 Southwest Airlines Co..................    227,800  $    3,781,480
 Sprint Corp............................    263,100       3,835,998
 *Sprint Corp. (PCS Group)..............    293,800       1,692,288
 Stanley Works..........................     25,200         905,688
 *Staples, Inc..........................    137,800       2,666,430
 *Starbucks Corp........................    114,500       2,487,513
 Starwood Hotels and Resorts Worldwide,
   Inc..................................     58,700       1,486,871
 State Street Corp......................     95,400       4,293,000
 #Stilwell Financial, Inc...............     65,500         964,160
 Stryker Corp...........................     58,300       3,605,855
 *Sun Microsystems, Inc.................    956,700       4,109,027
 *Sungard Data Systems, Inc.............     83,300       1,946,721
 Sunoco, Inc............................     22,400         663,040
 #Suntrust Banks, Inc...................     84,000       4,927,440
 Supervalu, Inc.........................     39,400         708,412
 Symbol Technologies, Inc...............     67,600         695,604
 Synovus Financial Corp.................     87,400       1,820,542
 Sysco Corp.............................    195,500       5,751,610
 T. Rowe Price Group, Inc...............     36,000       1,094,220
 Target Corp............................    267,300       9,296,694
 #Teco Energy, Inc......................     51,100         753,214
 *Tektronix, Inc........................     26,300         518,636
 *Tellabs, Inc..........................    121,300       1,074,718
 Temple-Inland, Inc.....................     15,900         779,895
 *Tenet Healthcare Corp.................    144,100       2,658,645
 *Teradyne, Inc.........................     53,900         883,421
 Texas Corp.............................     91,100       1,404,762
 Texas Instruments, Inc.................    510,800      10,272,188
 Textron, Inc...........................     40,700       1,754,170
 #The Goldman Sachs Group, Inc..........    142,000      11,199,540
 *Thermo-Electron Corp..................     49,100         961,869
 *Thomas & Betts Corp...................     17,200         321,640
 #Tiffany & Co..........................     42,900       1,217,502
 TJX Companies, Inc.....................    159,000       3,111,630
 *TMP Worldwide, Inc....................     32,900         481,656
 Torchmark Corp.........................     35,000       1,299,900
 *Toys R Us, Inc........................     62,600         851,986
 Transocean, Inc........................     94,100       2,286,630
 *Travelers Property Casualty Corp.
   Series B.............................    294,700       4,715,200
 Tribune Co.............................     88,900       4,071,620
 TRW, Inc...............................     37,900       1,959,051
 Tupperware Corp........................     17,200         294,636
 Tyco International, Ltd................    588,000      10,489,920
 U.S. Bancorp...........................    564,200      12,355,980
 Union Pacific Corp.....................     74,500       4,313,550
 Union Planters Corp....................     58,900       1,737,550
 *#Unisys Corp..........................     95,200       1,066,240
 #United Parcel Service, Inc............    329,100      20,851,776
 United States Steel Corp...............     30,100         435,848
 United Technologies Corp...............    139,000       8,683,330
 Unitedhealth Group, Inc................     89,400       7,281,630
 *Univision Communications, Inc.
   Class A..............................     67,500       2,169,450
 Unocal Corp............................     75,900       2,250,435
 UnumProvident Corp.....................     71,100       1,212,255
 UST, Inc...............................     49,800       1,603,560
 *Veritas Software Co...................    121,000       2,201,595
 Verizon Communications, Inc............    804,000      33,671,520
 VF Corp................................     32,200       1,219,092
 *Viacom, Inc. Class B..................    520,000      24,445,200

THE U.S. LARGE COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Visteon Corp...........................     38,500  $      309,925
 #Vulcan Materials Co...................     30,000       1,132,200
 Wachovia Corp..........................    404,100      14,204,115
 Walgreen Co............................    301,900       8,691,701
 Wal-Mart Stores, Inc...................  1,310,900      70,998,344
 Washington Mutual, Inc.................    285,000      10,254,300
 Waste Management, Inc..................    180,200       4,490,584
 *Waters Corp...........................     38,600       1,034,480
 *Watson Pharmaceuticals, Inc...........     31,500         944,685
 *Wellpoint Health Networks, Inc........     42,900       2,824,107
 Wells Fargo & Co.......................    500,600      23,132,726
 Wendy's International, Inc.............     34,200         955,206
 Weyerhaeuser Co........................     64,500       3,392,700
 Whirlpool Corp.........................     20,100       1,080,978
 Williams Companies, Inc................    152,200         403,330
 Winn-Dixie Stores, Inc.................     41,500         619,180
 Worthington Industries, Inc............     25,200         444,024
 #Wrigley (Wm.) Jr. Co..................     66,400       3,571,656
 Wyeth..................................    390,500      15,006,915
 #XCEL Energy, Inc......................    117,400       1,260,876
 *#Xerox Corp...........................    215,200       1,876,544
 *#Xilinx, Inc..........................     99,400       2,450,210
 XL Capital, Ltd........................     40,000       3,309,600
 *#Yahoo!, Inc..........................    177,100       3,243,587
 *Yum! Brands, Inc......................     87,600       2,094,516
 *Zimmer Holdings, Inc..................     57,400       2,160,536
 #Zions Bancorp.........................     27,100       1,115,572
                                                     --------------
TOTAL COMMON STOCKS
  (Cost $2,502,724,241).................              2,547,583,966
                                                     --------------

                                            FACE
                                           AMOUNT
                                           ------
                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.6%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $67,888,000 FMC
   Discount Notes 1.30%, 01/08/03,
   valued at $67,803,140) to be
   repurchased at $66,807,736
   (Cost $66,801,000)...................  $  66,801      66,801,000
                                                     --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,569,525,241)++...............             $2,614,384,966
                                                     ==============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $2,709,418,577.

                See accompanying Notes to Financial Statements.

                     THE ENHANCED U.S. LARGE COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                           FACE
                                          AMOUNT@      VALUE+
                                          -------      ------
                                           (000)
UNITED STATES -- (99.9%)
BONDS -- (41.6%)
African Development Bank Medium Term
  Notes
    6.500%, 03/15/04....................   2,800     $ 2,958,760
Asian Development Bank Corporate Bonds
    6.125%, 03/09/04....................   2,900       3,042,039
Bank Nederlandse Gemeenten Medium Term
  Notes
    6.250%, 07/23/04....................   2,000       2,128,600
Bank of America Corp. Corporate Bonds
    5.750%, 03/01/04....................   2,800       2,923,553
Deutsche Augliechsbank Corporate Bonds
    6.500%, 09/15/04....................   2,500       2,681,042
Dupont (E.I.) de Nemours & Co., Inc.
  Corporate Bonds
    8.125%, 03/15/04....................   2,500       2,688,618
European Investment Bank Medium Term
  Notes
    6.250%, 09/08/04....................   2,500       2,667,250
General Electric Capital Corp. Medium
  Term Notes
    5.750%, 04/06/04....................   2,781       2,909,760
Inter-American Development Bank
  Corporate Bonds
    3.875%, 09/27/04....................   2,400       2,467,786
JP Morgan Chase & Co. Corporate Bonds
    5.750%, 02/25/04....................   2,800       2,914,568
KFW International Finance, Inc.
  Corporate Bonds
    3.750%, 10/01/04....................   2,400       2,454,744
Oesterreich Kontrollbank Corporate Bonds
    3.625%, 10/18/04....................   2,700       2,766,539
Salomon Smith Barney HLD Corporate Bonds
    7.200%, 02/01/04....................   2,800       2,959,138
Sweden (Kingdom of) Medium Term Notes
    6.750%, 05/27/04....................   2,500       2,667,900
World Bank (International Bank for
  Reconstruction & Development)
  Corporate Bonds
    3.500%, 10/22/04....................   2,700       2,764,044
                                                     -----------
TOTAL BONDS
  (Cost $40,632,990)....................              40,994,341
                                                     -----------
COMMERCIAL PAPER -- (35.9%)
Barton Capital Corp.
    1.320%, 12/04/02....................   2,100       2,099,848
    1.320%, 01/03/03....................     300         299,645
CDC Commercial Paper Corp.
    1.280%, 01/06/03....................   2,800       2,796,379
                                           FACE
                                          AMOUNT@      VALUE+
                                          -------      ------
                                           (000)
Caisse Centrale Desjardins
    1.730%, 12/12/02....................   2,000     $ 1,999,272
Govco, Inc.
    1.760%, 12/12/02....................   2,600       2,599,003
Kittyhawk Funding Corp.
    1.310%, 12/11/02....................   2,700       2,699,109
Koch Industries, Inc.
    1.370%, 12/02/02....................   1,720       1,720,000
Marsh & McLennan Co., Inc.
    1.280%, 12/04/02....................   1,500       1,499,892
Paccar Financial Corp.
    1.270%, 12/10/02....................   1,107       1,106,678
Sheffield Receivables Corp.
    1.320%, 12/05/02....................   2,300       2,299,749
    1.320%, 12/09/02....................     400         399,898
Sigma Finance Corp.
    1.360%, 12/02/02....................   2,200       2,200,000
Toyota Motor Credit Corp.
    1.520%, 12/10/02....................   2,800       2,799,185
UBS Finance, Inc.
    1.360%, 12/02/02....................   2,800       2,800,000
USAA Capital Corp.
    1.260%, 12/05/02....................   2,700       2,699,707
University of California
    1.270%, 01/02/03....................   2,658       2,654,956
Windmill Funding Corp.
    1.320%, 12/02/02....................     200         200,000
    1.340%, 01/10/03....................   2,500       2,496,398
                                                     -----------
TOTAL COMMERCIAL PAPER
  (Cost $35,368,001)....................              35,369,719
                                                     -----------
AGENCY OBLIGATIONS -- (22.4%)
Federal Home Loan Bank
    2.250%, 08/13/04....................   4,000       4,001,932
    3.625%, 10/15/04....................   2,600       2,667,444
Federal Home Loan Mortgage Corporation
    3.000%, 07/15/04....................   2,000       2,028,804
    4.500%, 08/15/04....................   2,200       2,286,299
Federal National Mortgage Association
    **1.670%, 12/11/02..................   5,000       4,998,500
    6.500%, 08/15/04....................   4,700       5,040,670
Student Loan Marketing Association
    5.000%, 06/30/04....................   1,000       1,045,554
                                                     -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $22,020,699)....................              22,069,203
                                                     -----------
TOTAL -- UNITED STATES
  (Cost $98,021,690)....................              98,433,263
                                                     -----------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $434)..........................                     465
                                                     -----------

THE ENHANCED U.S. LARGE COMPANY SERIES
CONTINUED

                                           FACE
                                          AMOUNT      VALUE+
                                          ------      ------
                                          (000)
TEMPORARY CASH
  INVESTMENTS -- (0.1%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $158,000 FMC
   Discount Notes 1.30%, 01/08/03,
   valued at $157,803) to be repurchased
   at $145,015
   (Cost $145,000)......................  $ 145     $   145,000
                                                    -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $98,167,124)++..................            $98,578,728
                                                    ===========

--------------------

  +  See Note B to Financial Statements.
  @  Denominated in local currency or the Euro.
  *  Non-Income Producing Securities.
 ** Face amount of securities pledged as margin requirement for open futures contracts.
 ++  The cost for federal income tax purposes is $98,167,124.

                See accompanying Notes to Financial Statements.

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                           SHARES        VALUE+
                                           ------        ------
COMMON STOCKS -- (98.9%)
 *3COM Corp.............................    265,700  $    1,374,997
 *Advanced Micro Devices, Inc...........    326,800       2,777,800
 Aetna, Inc.............................    539,626      20,370,881
 *Agere Systems, Inc. Class A...........      8,652          11,940
 *Agere Systems, Inc. Class B...........    212,364         299,433
 *Agilent Technologies, Inc.............    124,200       2,410,722
 *AK Steel Holding Corp.................    663,675       5,375,767
 *Alaska Air Group, Inc.................    108,500       2,296,945
 Albemarle Corp.........................    102,100       3,180,415
 *Allegheny Corp........................     17,239       3,189,215
 Alliant Energy Corp....................    212,900       3,466,012
 *Allied Waste Industries, Inc..........        500           5,340
 *Allmerica Financial Corp..............     94,900       1,042,951
 Allstate Corp..........................    923,700      36,052,011
 Amerada Hess Corp......................     86,400       4,838,400
 *America West Holdings Corp.
   Class B..............................     19,400          42,486
 American Financial Group, Inc..........    177,400       4,213,250
 American National Insurance Co.........     46,700       4,143,224
 *#Americredit Corp.....................     10,000          83,200
 AmerUs Group Co........................     45,600       1,461,480
 *AMR Corp..............................    361,200       2,795,688
 Anadarko Petroleum Corp................    242,400      11,441,280
 *AOL Time Warner, Inc..................  2,126,800      34,815,716
 Apache Corp............................     61,900       3,335,172
 *Apple Computer, Inc...................     62,300         967,207
 *Applied Micro Circuits Corp...........     73,000         333,245
 Archer-Daniels Midland Co..............  2,375,260      31,662,216
 *Arrow Electronics, Inc................    308,200       4,971,266
 Ashland, Inc...........................    297,600       8,680,992
 #Astoria Financial Corp................     25,200         663,264
 AT&T Corp..............................    529,180      14,838,207
 *AT&T Wireless Services, Inc...........  2,608,637      19,695,209
 *AutoNation, Inc.......................  2,057,600      25,390,784
 #Avnet, Inc............................     26,800         379,220
 AVX Corp...............................      7,500          96,375
 Bank of Hawaii Corp....................    337,800      10,296,144
 #Bear Stearns Companies, Inc...........    373,770      23,921,280
 Belo Corp. Class A.....................    324,200       7,518,198
 *Big Lots, Inc.........................    253,500       3,219,450
 Blockbuster, Inc. Class A..............     13,300         289,408
 Boise Cascade Corp.....................    213,400       5,778,872
 *Borders Group, Inc....................     22,700         415,410
 Borg-Warner, Inc.......................    100,800       5,193,216
 Bowater, Inc...........................    168,400       7,305,192
 *#Broadcom Corp........................     11,500         225,515
 Brunswick Corp.........................    297,600       6,255,552
 Burlington Northern Santa Fe Corp......  1,283,000      32,498,390
 *#CarMax, Inc..........................     18,581         366,046
 #Centex Corp...........................    229,000      11,525,570
 *#Charter Communications, Inc..........     83,700         171,166
 *#CheckFree Corp.......................     45,000         881,775
 *CIENA Corp............................    164,600       1,095,413
 *Cimarex Energy Co.....................     78,019       1,179,647
 Cincinnati Financial Corp..............    551,580      21,304,778
 Circuit City Stores, Inc. (Circuit City
   Group)...............................    175,300       1,696,904
 Citigroup, Inc.........................     85,974       3,342,669
                                           SHARES        VALUE+
                                           ------        ------
 *#Citizens Communications Co...........     70,500  $      695,130
 *Clear Channel Communications, Inc.....    585,500      25,445,830
 *CNA Financial Corp....................    635,600      15,750,168
 *CNET Networks, Inc....................     31,703          97,645
 Coca-Cola Enterprises, Inc.............  1,785,400      38,011,166
 *Comcast Corp. Class A.................    855,948      19,982,106
 *Comcast Corp. Special Class A Non-
   Voting...............................    927,100      21,114,703
 Commerce Group, Inc....................     93,100       3,379,530
 Commercial Federal Corp................     98,900       2,220,305
 Computer Associates International,
   Inc..................................     97,300       1,470,203
 *Comverse Technology, Inc..............    111,500       1,353,053
 ConocoPhilips..........................    220,400      10,537,324
 *Corning, Inc..........................    813,700       3,604,691
 Countrywide Credit Industries, Inc.....    410,000      20,213,000
 *Cox Communications, Inc...............    546,600      16,551,048
 CSX Corp...............................    577,800      15,976,170
 #Cummins Engine Co., Inc...............    143,100       4,499,064
 Curtiss-Wright Corp-Cl B W/I...........     13,565         815,257
 Dana Corp..............................    510,700       6,894,450
 #Delta Air Lines, Inc..................    402,500       5,433,750
 Diamond Offshore Drilling, Inc.........     30,900         693,396
 Dillards, Inc. Class A.................    348,900       6,740,748
 Disney (Walt) Co.......................    769,200      15,245,544
 *E Trade Group, Inc....................    239,800       1,362,064
 Eastman Chemical Co....................     83,200       3,255,616
 *Extended Stay America, Inc............    346,900       4,853,131
 *Federated Department Stores, Inc......    618,200      20,202,776
 First American Financial Corp..........     64,300       1,317,507
 First Citizens Bancshares, Inc.........     10,300       1,038,240
 FleetBoston Financial Corp.............    331,300       8,988,169
 Florida East Coast Industries Inc.
   Class B..............................      7,739         166,621
 Florida East Coast Industries, Inc.....     60,400       1,398,260
 *Foot Locker, Inc......................    175,000       2,345,000
 Ford Motor Co..........................  2,147,600      24,439,688
 *Gateway, Inc..........................     72,600         276,606
 GATX Corp..............................    140,300       3,385,439
 General Motors Corp....................    870,100      34,542,970
 *General Motors Corp. Class H..........    826,438       9,652,796
 Georgia-Pacific Corp...................    334,900       6,942,477
 Goodyear Tire & Rubber Co..............    493,200       4,063,968
 Greenpoint Financial Corp..............    119,200       5,089,840
 Halliburton Co.........................    109,200       2,293,200
 Harris Corp............................    151,400       4,075,688
 Hartford Financial Services Group,
   Inc..................................    112,800       5,533,968
 *Healthsouth Corp......................  1,481,200       6,028,484
 *Hearst-Argyle Television, Inc.........    238,600       5,786,050
 Helmerich & Payne, Inc.................    146,800       4,010,576
 Hibernia Corp..........................    274,500       5,360,985
 Hollinger International, Inc.
   Class A..............................    268,700       2,630,573
 Horton (D.R.), Inc.....................    598,615      11,439,533
 *Human Genome Sciences, Inc............     23,900         252,623
 *Humana, Inc...........................    618,900       6,442,749
 Ikon Office Solutions, Inc.............      7,300          55,626
 IMC Global, Inc........................    438,300       5,719,815
 Independence Community Bank Corp.......     12,500         318,125

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *#Ingram Micro, Inc....................    269,200  $    3,763,416
 International Paper Co.................  1,215,775      47,719,169
 *Invitrogen Corp.......................     20,100         561,594
 *JDS Uniphase Corp.....................  1,047,300       3,571,293
 John Hancock Financial Services,
   Inc..................................     77,000       2,353,890
 JP Morgan Chase & Co...................  1,672,800      42,104,376
 Kerr-McGee Corp........................     70,700       3,199,175
 *Key3Media Group, Inc..................     43,100             797
 KeyCorp................................    941,600      24,566,344
 LaFarge Corp...........................    257,500       8,265,750
 *Lear Corp.............................    110,900       4,068,921
 *#Level 3 Communications, Inc..........    195,500       1,204,280
 *Liberty Media Corp....................  2,552,300      26,952,288
 Lincoln National Corp..................    309,400      10,872,316
 Loews Corp.............................    636,800      25,777,664
 *Louisiana-Pacific Corp................    383,400       3,435,264
 *#LSI Logic Corp.......................    227,000       1,881,830
 Lubrizol Corp..........................    182,000       5,671,120
 *#Lucent Technologies, Inc.............  1,193,800       2,089,150
 Lyondell Chemical Co...................    447,200       6,399,432
 *Mandalay Resort Group.................    295,000       8,162,650
 *Manor Care, Inc.......................     44,600         868,808
 Marathon Oil Corp......................    911,450      18,229,000
 *Maxtor Corp...........................      1,400           7,588
 MBIA, Inc..............................    155,550       7,074,414
 MeadWestavco Corp......................    758,431      18,991,112
 #Merrill Lynch & Co., Inc..............     53,600       2,331,600
 #MetLife, Inc..........................    701,700      18,833,628
 *Metro-Goldwyn-Mayer, Inc..............     28,700         408,975
 MGIC Investment Corp...................     28,000       1,306,760
 *MGM Grand, Inc........................    134,100       4,539,285
 *MIPS Technologies, Inc., Class B......     10,116          28,173
 Mony Group, Inc........................     51,200       1,208,832
 Nationwide Financial Services, Inc.....     24,800         732,840
 Norfolk Southern Corp..................  1,537,600      30,336,848
 #Northrop Grumman Corp.................    241,000      23,355,310
 *Novell, Inc...........................      5,800          20,880
 Occidental Petroleum Corp..............    650,800      18,124,780
 Old Republic International Corp........    334,275      10,001,508
 Omnicare, Inc..........................    360,300       7,778,877
 *#Owens-Illinois, Inc..................     92,500       1,452,250
 *Pactiv Corp...........................    613,100      12,691,170
 *#PanAmSat Corp........................     91,300       1,760,721
 *Park Place Entertainment Corp.........    800,400       6,627,312
 Peabody Energy Corp....................      4,600         125,350
 Penney (J.C.) Co., Inc.................  1,120,000      26,577,600
 PepsiAmericas, Inc.....................     19,700         300,031
 *Phelps Dodge Corp.....................    287,085       9,020,211
 *Pioneer Natural Resources Co..........    333,900       8,233,974
 PMI Group, Inc.........................     11,400         371,526
 *#Pride International, Inc.............     92,900       1,298,742
 Protective Life Corp...................     28,400         838,652
 *Providian Financial Corp..............    198,600       1,207,488
 Pulitzer, Inc..........................      1,700          74,732
 Pulte Homes Inc........................    124,200       5,829,948
 Questar Corp...........................    271,400       7,075,398
 *Quintiles Transnational Corp..........     21,500         252,625
 *Qwest Communications International,
   Inc..................................  1,410,200       6,825,368
 #Radian Group, Inc.....................     58,100       2,376,290
 *Radio One, Inc........................      5,000          87,775
                                           SHARES        VALUE+
                                           ------        ------
 Rayonier, Inc..........................     83,000  $    3,839,580
 Raytheon Co............................  1,084,000      31,620,280
 Reinsurance Group of America, Inc......      4,200         115,080
 *#Rite Aid Corp........................    969,800       2,269,332
 #RJ Reynolds Tobacco Holdings, Inc.....    251,326       9,701,184
 Rockwell International Corp............     62,400       1,313,520
 Ryder System, Inc......................    275,400       6,334,200
 Safeco Corp............................    486,400      17,588,224
 #Saint Paul Companies, Inc.............    695,326      25,893,940
 *Saks, Inc.............................    743,200       9,661,600
 *#Sanmina Corp.........................    343,300       1,659,856
 #Sears, Roebuck & Co...................    254,200       7,041,340
 *Service Corp. International...........    903,100       2,998,292
 *Six Flags, Inc........................    315,900       2,283,957
 *#Smithfield Foods, Inc................     30,300         574,488
 *Smurfit-Stone Container Corp..........    260,326       3,796,855
 *Solectron Corp........................    481,300       2,223,606
 Sovereign Bancorp, Inc.................    781,020      10,793,696
 Sprint Corp............................    534,600       7,794,468
 Starwood Hotels and Resorts Worldwide,
   Inc..................................    573,500      14,526,755
 Steelcase, Inc. Class A................     20,000         214,200
 *Sun Microsystems, Inc.................    676,000       2,903,420
 Sunoco, Inc............................    298,800       8,844,480
 Supervalu, Inc.........................    565,200      10,162,296
 *Tech Data Corp........................      7,200         220,644
 Telephone & Data Systems, Inc..........     27,300       1,496,040
 *Tellabs, Inc..........................    251,500       2,228,290
 Temple-Inland, Inc.....................    131,300       6,440,265
 Textron, Inc...........................     54,400       2,344,640
 *Thomas & Betts Corp...................     46,900         877,030
 Tidewater, Inc.........................    100,900       3,120,837
 *Toys R Us, Inc........................    819,300      11,150,673
 TRW, Inc...............................     30,000       1,550,700
 Tyson Foods, Inc. Class A..............    912,556      10,768,161
 *#UAL Corp.............................    187,700         471,127
 Union Pacific Corp.....................    824,200      47,721,180
 Unionbancal Corp.......................     86,600       3,773,162
 *#Unisys Corp..........................     61,900         693,280
 *United Rentals, Inc...................    288,500       2,795,565
 *United States Cellular Corp...........     38,600       1,138,700
 United States Steel Corp...............    326,200       4,723,376
 Unitrin, Inc...........................    223,800       6,904,230
 UnumProvident Corp.....................    838,989      14,304,762
 Valero Energy Corp.....................    114,300       3,654,171
 #Valhi, Inc............................    158,500       1,553,300
 *VeriSign, Inc.........................    148,300       1,559,375
 *Viacom, Inc. Class B..................  1,014,400      47,686,944
 *Vishay Intertechnology, Inc...........    182,616       2,580,364
 Visteon Corp...........................    273,569       2,202,230
 *Vitesse Semiconductor, Inc............      2,800           9,310
 *Watson Pharmaceuticals, Inc...........     15,200         455,848
 *WebMD Corp............................    321,200       2,747,866
 Weis Markets, Inc......................     20,800         682,240
 Wesco Financial Corp...................     13,540       4,089,080
 Weyerhaeuser Co........................    243,400      12,802,840
 Worthington Industries, Inc............    140,800       2,480,896
 *#Xerox Corp...........................     75,000         654,000
 York International Corp................    137,800       3,456,024
                                                     --------------
TOTAL COMMON STOCKS
  (Cost $1,787,373,433).................              1,714,495,248
                                                     --------------

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CONTINUED

                                            FACE
                                           AMOUNT         VALUE+
                                           ------         ------
                                           (000)
TEMPORARY CASH INVESTMENTS -- (1.1%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $17,497,000 U.S.
   Treasury Notes 7.25%, 05/15/04,
   valued at $18,918,631) to be
   repurchased at $18,639,879
   (Cost $18,638,000)...................  $ 18,638    $   18,638,000
                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,806,011,433)++...............              $1,733,133,248
                                                      ==============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $1,806,181,118.

                See accompanying Notes to Financial Statements.

                         THE U.S. SMALL XM VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                            SHARES        VALUE+
                                            ------        ------
COMMON STOCKS -- (98.2%)
 1st Source Corp........................      20,200  $       331,280
 *24/7 Media, Inc.......................       7,300            2,445
 *3COM Corp.............................     765,800        3,963,015
 AAR Corp...............................     107,900          593,450
 *Abgenix, Inc..........................     152,600        1,416,891
 *Acceptance Insurance Companies,
   Inc..................................      22,800            1,721
 Acuity Brands, Inc.....................      11,500          156,170
 *Adaptec, Inc..........................     202,400        1,363,164
 *Advanced Digital Information Corp.....      72,800          541,996
 *Advanced Micro Devices, Inc...........     142,500        1,211,250
 Advanta Corp. Class A..................      41,487          388,941
 Advanta Corp. Class B Non-Voting.......      78,827          765,804
 *Advent Software, Inc..................      38,400          640,704
 *Agco Corp.............................     114,600        2,766,444
 *Agile Software Corp...................      47,400          425,652
 Airborne, Inc..........................     213,500        3,059,455
 *Airgas, Inc...........................     157,100        2,640,851
 *AK Steel Holding Corp.................     428,438        3,470,348
 *Alaska Air Group, Inc.................     105,500        2,233,435
 Alexander & Baldwin, Inc...............     159,900        3,942,334
 *Alexion Pharmaceuticals, Inc..........       5,500           96,580
 *Allegheny Corp........................      10,876        2,012,060
 Allegheny Teledyne, Inc................      90,100          644,215
 *Allen Telecom, Inc....................      48,300          461,265
 *Alliance Semiconductor Corp...........     164,600          721,771
 Alliant Energy Corp....................      64,300        1,046,804
 *Allied Waste Industries, Inc..........     211,900        2,263,092
 *Allmerica Financial Corp..............      74,500          818,755
 *Alloy Online, Inc.....................      25,800          306,633
 Alpharma, Inc. Class A.................      73,200          984,540
 *#Amerco, Inc..........................      82,600          379,547
 *America West Holdings Corp.
   Class B..............................     151,600          332,004
 #American Capital Strategies, Ltd......      34,700          719,157
 American Financial Group, Inc..........     206,300        4,899,625
 *American Greetings Corp. Class A......     250,800        4,080,516
 *American Management Systems, Inc......      62,200          857,427
 American National Insurance Co.........      30,100        2,670,472
 *#American Tower Corp..................     117,600          465,696
 *#Americredit Corp.....................     237,400        1,975,168
 *Ameripath, Inc........................      46,400          784,392
 AmerUs Group Co........................     107,100        3,432,555
 *#Ames Department Stores, Inc..........      53,000               66
 *Amkor Technology, Inc.................      87,400          634,961
 *AMR Corp..............................     235,500        1,822,770
 *Amresco, Inc..........................      11,600                5
 *Anadigics, Inc........................       7,700           29,914
 *Andrew Corp...........................     158,200        1,782,123
 *Ann Taylor Stores Corp................       4,400          104,500
 *Applica, Inc..........................      78,000          386,880
 *Applied Graphics Technologies, Inc....       2,640            1,795
 Applied Industrial Technologies, Inc...      50,800          914,400
 *Applied Micro Circuits Corp...........     383,700        1,751,590
 *Arch Capital Group, Ltd...............      43,700        1,320,614
 Arch Chemicals, Inc....................      91,050        1,855,599
 Arch Coal, Inc.........................       9,300          186,093
 Arctic Cat, Inc........................       1,900           29,317
                                            SHARES        VALUE+
                                            ------        ------
 *Arena Pharmaceuticals, Inc............       4,800  $        31,992
 Argonaut Group, Inc....................      84,800        1,391,144
 *Ariba, Inc............................     323,400        1,353,429
 *Arkansas Best Corp....................       3,400           99,586
 *Armor Holdings, Inc...................      21,000          300,720
 *#Armstrong Holdings, Inc..............     117,500           72,262
 *Arris Group, Inc......................       9,800           32,879
 *Arrow Electronics, Inc................     142,304        2,295,364
 *Ascential Software Corp...............     385,900        1,155,770
 Ashland, Inc...........................     129,100        3,765,847
 *ATA Holdings Corp.....................      28,400          186,020
 *Atlas Air, Inc........................      64,800          169,776
 *Atwood Oceanics, Inc..................       3,700          110,371
 *Audiovox Corp. Class A................      96,300        1,047,744
 *Aurora Foods, Inc.....................     244,369          151,509
 *Avid Technology, Inc..................      43,300          849,979
 #Avnet, Inc............................     181,300        2,565,395
 AVX Corp...............................     100,800        1,295,280
 *Axcelis Technologies, Inc.............     173,400        1,416,678
 *Aztar Corp............................     138,300        1,959,711
 Baldwin & Lyons, Inc. Class B..........      17,300          413,989
 *#Bally Total Fitness Holding Corp.....      53,700          480,615
 Bandag, Inc............................      24,100          981,834
 Bandag, Inc. Class A...................      24,400          880,840
 Bank of Hawaii Corp....................     138,700        4,227,576
 *Bank United Financial Corp. Class A..       36,300          567,006
 BankAtlantic Bancorp, Inc. Class A.....       1,995           18,693
 Banner Corp............................      16,797          335,856
 *Barnes & Noble, Inc...................      66,700        1,578,789
 Bassett Furniture Industries, Inc......      22,100          297,134
 Bausch & Lomb, Inc.....................      29,600        1,117,104
 *Bay View Capital Corp.................     211,000        1,228,020
 *Beazer Homes USA, Inc.................      18,100        1,154,237
 Belden, Inc............................      37,200          624,960
 Belo Corp. Class A.....................     272,500        6,319,275
 *Benchmark Electronics, Inc............      31,500          979,965
 *Bethlehem Steel Corp..................     308,200           63,181
 *Beverly Enterprises...................     378,300        1,233,258
 *Big Lots, Inc.........................      41,700          529,590
 *Birmingham Steel Corp.................       2,200              990
 *Black Box Corp........................      29,800        1,487,765
 Bob Evans Farms, Inc...................      58,300        1,423,977
 *Boca Resorts, Inc.....................     151,300        1,747,515
 Boise Cascade Corp.....................     203,000        5,497,240
 *Bombay Co., Inc.......................      52,300          221,752
 *Borders Group, Inc....................      22,200          406,260
 Borg-Warner, Inc.......................      58,200        2,998,464
 Bowater, Inc...........................     105,200        4,563,576
 Bowne & Co., Inc.......................     137,830        1,460,998
 *Broadwing, Inc........................     318,100        1,285,124
 *Brooks-PRI Automation Inc.............      59,200          854,256
 *Brown (Tom), Inc......................      24,500          596,575
 Brown Shoe Company, Inc................      69,000        1,662,900
 Brunswick Corp.........................     297,700        6,257,654
 *Brush Engineered Materials, Inc.......      61,400          371,470
 BSB Bancorp, Inc.......................       3,800           84,873
 *Buckeye Technology, Inc...............      76,900          517,537
 Burlington Coat Factory Warehouse
   Corp.................................     166,900        3,449,823

THE U.S. SMALL XM VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Butler Manufacturing Co................       1,600  $        30,480
 *Cable Design Techologies Corp.........      44,000          356,400
 Cabot Corp.............................      55,700        1,410,881
 Cabot Oil & Gas Corp. Class A..........      44,800        1,034,880
 Calgon Carbon Corp.....................     153,500          764,430
 Caraustar Industries, Inc..............     112,700        1,048,673
 *#CarMax, Inc..........................      25,200          496,440
 Carpenter Technology Corp..............      86,400        1,186,272
 *Casella Waste Systems, Inc. Class A..       72,200          527,782
 Casey's General Stores, Inc............      49,100          597,056
 Cash America International, Inc........      27,000          243,810
 *Castle (A.M.) & Co....................       9,700           50,925
 *CDI Corp..............................      15,900          457,284
 *Cell Genesys, Inc.....................      13,300          173,631
 Centex Construction Products, Inc......      25,593          923,651
 *Central Garden & Pet Co...............      59,300        1,135,595
 Central Parking Corp...................      63,000        1,221,570
 Century Aluminum Co....................       9,400           72,098
 *Century Business Services, Inc........      86,100          280,255
 *Champion Enterprises, Inc.............     200,200          730,730
 *Charming Shoppes, Inc.................     231,600        1,098,942
 *#Charter Communications, Inc..........      50,200          102,659
 *#CheckFree Corp.......................     142,400        2,790,328
 *Checkpoint System, Inc................     120,800        1,315,512
 Chemed Corp............................       9,000          331,200
 Chesapeake Corp........................      66,700        1,253,960
 #Chesapeake Energy Corp................      47,700          330,561
 *Ciber, Inc............................      97,400          584,400
 *CIENA Corp............................     304,200        2,024,451
 *Cimarex Energy Co.....................      23,437          354,367
 CIRCOR International, Inc..............      14,250          219,877
 Circuit City Stores, Inc. (Circuit City
   Group)...............................     177,100        1,714,328
 *Cirrus Logic, Inc.....................     114,500          689,290
 *Citizens Communications Co............      79,900          787,814
 *#Citrix Systems, Inc..................       1,600           18,808
 *CKE Restaurants, Inc..................     131,000          652,380
 *Cleveland Cliffs, Inc.................      42,000          871,500
 CMS Energy Corp........................      20,000          199,000
 CNA Surety Corp........................      79,000          629,630
 *CNET Networks, Inc....................     209,472          645,174
 Coachmen Industries, Inc...............      47,300          754,435
 *Coherent, Inc.........................      50,600        1,078,792
 *Collins & Aikman Corp.................      57,600          236,160
 *Columbus McKinnon Corp................      20,800           97,656
 *Comfort Systems USA, Inc..............     117,700          370,755
 Commerce Group, Inc....................      59,300        2,152,590
 Commercial Federal Corp................     208,300        4,676,335
 Commercial Metals Co...................     104,000        1,747,200
 Commonwealth Industries, Inc...........       6,600           42,603
 *Commscope, Inc........................      98,000          882,000
 Community Bank System, Inc.............       3,100           99,231
 Community Trust Bancorp, Inc...........       6,655          196,322
 *Compucom Systems, Inc.................      98,600          657,169
 *CompuCredit Corp......................      10,200           73,338
 *Compuware Corp........................     205,500        1,121,002
 *Comverse Technology, Inc..............     301,300        3,656,275
 *Conmed Corp...........................      54,300        1,035,772
 Connecticut Bancshares, Inc............       3,100          121,814
 *Consolidated Freightways Corp.........       4,100               78
 *Consolidated Graphics, Inc............      38,600          791,300
 *Continental Airlines, Inc.............     106,600        1,002,040
                                            SHARES        VALUE+
                                            ------        ------
 Cooper Tire & Rubber Co................     266,200  $     4,232,580
 *CoorsTek, Inc.........................      13,175          301,246
 *Corixa Corp...........................       8,000           57,440
 Corn Products International, Inc.......     136,740        4,057,076
 *Corrections Corporation of America....      41,700          746,430
 Corus Bankshares, Inc..................      35,300        1,594,148
 *#Covanta Energy Corp..................     128,100            1,217
 *Covenant Transport, Inc. Class A......      19,300          341,417
 *Credence Systems Corp.................     106,300        1,149,103
 *Credit Acceptance Corp................     163,700        1,309,600
 Crompton Corp..........................      89,300          630,458
 *Crown Castle International Corp.......     506,100        2,004,156
 *Crown Cork & Seal Co., Inc............     441,500        3,814,560
 *Crown Media Holdings, Inc.............      67,800          310,524
 *CSS Industries, Inc...................      21,600          753,840
 CTS Corp...............................       4,100           32,718
 Cummins Engine Co., Inc................     156,100        4,907,784
 *Cumulus Media, Inc. Class A...........      91,200        1,511,640
 *CuraGen Corp..........................       3,266           17,473
 Curtiss-Wright Corp....................       3,500          215,250
 Curtiss-Wright Corp-Cl B W/I...........       1,584           95,198
 *#Cypress Semiconductor Corp...........     205,900        1,778,976
 *Cytec Industries, Inc.................      31,900          852,687
 Dana Corp..............................     259,450        3,502,575
 Delphi Financial Group, Inc. Class A..       41,745        1,596,746
 #Delta Air Lines, Inc..................     190,100        2,566,350
 Deltic Timber Corp.....................       4,100          108,650
 *Denbury Resources, Inc................      16,700          172,511
 Dillards, Inc. Class A.................     341,314        6,594,186
 Dimon, Inc.............................      75,700          461,770
 *Dollar Thrifty Automotive Group,
   Inc..................................     102,600        2,162,808
 *DoubleClick, Inc......................     143,400        1,025,310
 Downey Financial Corp..................      11,400          450,414
 *Dress Barn, Inc.......................      65,900          916,010
 *Duane Reade, Inc......................      11,800          224,082
 *DuPont Photomasks, Inc................      38,800        1,078,446
 *Dura Automotive Systems, Inc..........      48,150          468,259
 *DVI, Inc..............................      53,000          468,520
 *Dycom Industries, Inc.................      62,900          950,419
 *E Trade Group, Inc....................     317,200        1,801,696
 *E.piphany, Inc........................      36,900          183,762
 *EarthLink, Inc........................     262,600        1,635,998
 *Edgewater Technology, Inc.............      52,272          219,281
 *eFunds Corp...........................      67,100          605,577
 *Electro Rent Corp.....................      17,400          210,366
 *Electro Scientific Industries, Inc....      27,400          667,190
 *Electroglas, Inc......................       8,100           20,736
 *Electronics for Imaging, Inc..........      20,400          361,692
 *Emmis Broadcasting Corp. Class A......      56,000        1,286,600
 Energen Corp...........................       3,800          101,536
 *Entravision Communications Corp.......     170,800        1,863,428
 *Esco Technologies, Inc................      49,100        1,802,461
 *Esterline Technologies Corp...........      55,000        1,080,750
 *Ethyl Corp............................      55,960          322,330
 *Exar Corp.............................      76,800        1,084,416
 *Extended Stay America, Inc............     355,500        4,973,445
 *Extreme Networks, Inc.................       6,000           27,090
 *Fairchild Corp. Class A...............      27,936          141,356
 Farmer Brothers Co.....................       1,300          404,306
 FBL Financial Group, Inc. Class A......     125,000        2,096,250
 *#Federal-Mogul Corp...................     116,800           50,808
 *Finish Line, Inc. Class A.............      86,600          917,094

THE U.S. SMALL XM VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *Finova Group, Inc.....................       8,900  $         2,002
 First American Financial Corp..........     181,600        3,720,984
 First Charter Corp.....................       3,600           65,484
 First Citizens Bancshares, Inc.........      29,200        2,943,360
 *First Republic Bank...................      15,350          319,280
 First Sentinel Bancorp, Inc............      30,900          452,376
 *FirstFed Financial Corp...............      54,500        1,485,125
 Flagstar Bancorp, Inc..................       2,400           43,800
 *#Fleetwood Enterprises, Inc...........     127,900        1,053,896
 #Fleming Companies, Inc................      93,300          699,750
 Florida East Coast Industries, Inc.....      26,000          601,900
 Flowers Foods, Inc.....................      46,250        1,113,237
 *Flowserve Corp........................      94,800        1,442,856
 *Foot Locker, Inc......................      86,200        1,155,080
 *Forest Oil Corp.......................      61,900        1,646,540
 *#Foster Wheeler, Ltd..................     168,200          282,576
 *Franklin Covey Co.....................       6,500           11,050
 Fremont General Corp...................     292,700        1,229,340
 *Friede Goldman Halter, Inc............     139,000              764
 *FSI International, Inc................       2,100            9,502
 *FuelCell Energy, Inc..................      11,000           99,660
 *Gateway, Inc..........................     473,300        1,803,273
 GATX Corp..............................      89,700        2,164,461
 *Gaylord Entertainment Co..............      77,950        1,551,205
 *GC Companies, Inc.....................       6,900            1,725
 Gencorp, Inc...........................     113,000          915,300
 General Cable Corp.....................      18,600           79,980
 *General Communications, Inc.
   Class A..............................      90,700          531,048
 *Genesis Microchip, Inc................      49,800          989,775
 *Genlyte Group, Inc....................       3,400          113,084
 Gentiva Health Services, Inc...........      26,500          217,035
 *Gerber Scientific, Inc................     104,900          424,845
 Gibraltar Steel Corp...................      39,900          764,883
 Glatfelter (P.H.) Co...................     167,600        2,182,152
 *Glenayre Technologies, Inc............     152,500          208,162
 *GlobespanVirata, Inc..................     220,955          961,154
 Goodyear Tire & Rubber Co..............     191,800        1,580,432
 *Goodys Family Clothing, Inc...........      61,100          266,701
 *Graphic Packaging International
   Corp.................................      53,700          373,215
 Great American Financial Resources,
   Inc..................................      46,500          737,025
 *Great Atlantic & Pacific Tea Co.,
   Inc..................................     150,750        1,148,715
 *Griffon Corp..........................     113,440        1,412,328
 *Group 1 Automotive, Inc...............      37,400          888,250
 *Guilford Mills, Inc...................       1,111            4,055
 *Hain Celestial Group, Inc.............      61,500          839,167
 *Ha-Lo Industries, Inc.................      63,900              256
 *Handleman Co..........................      74,800          841,500
 *Hanger Orthopedic Group, Inc..........       8,900          115,700
 *Hanover Compressor Co.................     135,900        1,560,132
 Harleysville Group, Inc................     102,000        2,660,670
 Harsco Corp............................      28,700          887,117
 *Healthsouth Corp......................     200,000          814,000
 *Hearst-Argyle Television, Inc.........     178,400        4,326,200
 Helmerich & Payne, Inc.................      97,200        2,655,504
 *Hercules, Inc.........................     116,000        1,092,720
 *Hexcel Corp...........................      89,000          218,050
 Hollinger International, Inc.
   Class A..............................     129,700        1,269,763
 *HomeStore.com, Inc....................      25,000           32,500
 Horace Mann Educators Corp.............      28,600          456,742
 *House2Home, Inc.......................      21,200               33
                                            SHARES        VALUE+
                                            ------        ------
 *Houston Exploration Co................      48,700  $     1,524,310
 Hudson River Bancorp, Inc..............       4,400          116,732
 Hughes Supply, Inc.....................      94,400        2,973,600
 *Human Genome Sciences, Inc............     186,500        1,971,305
 *Humana, Inc...........................     577,200        6,008,652
 *Hunt (J.B.) Transport Services,
   Inc..................................     137,700        3,793,635
 *Hutchinson Technology, Inc............      45,400        1,231,475
 *Hypercom Corp.........................      40,600          105,560
 ICN Pharmaceuticals, Inc...............     129,200        1,518,100
 *Identix, Inc..........................      14,500           98,962
 *IDT Corp..............................      38,500          718,025
 *IHOP Corp.............................      29,900          719,095
 Ikon Office Solutions, Inc.............     572,500        4,362,450
 *Imation Corp..........................      16,600          683,256
 IMC Global, Inc........................     286,700        3,741,435
 *IMCO Recycling, Inc...................      26,600          205,618
 *Incyte Genomics, Inc..................     113,200          611,846
 *IndyMac Bancorp, Inc..................      88,900        1,613,535
 *InFocus Corp..........................      30,700          233,320
 *Infonet Services Corp.................     287,700          687,603
 *Information Holdings, Inc.............      10,100          157,661
 *Information Resources, Inc............      63,800          207,031
 Ingles Market, Inc. Class A............      39,300          457,059
 *Ingram Micro, Inc.....................     273,300        3,820,734
 *Input/Output, Inc.....................     171,900          902,475
 *Insight Communications Co., Inc.......      75,000        1,042,875
 *Insight Enterprises, Inc..............      50,800          510,286
 *Insignia Financial Group, Inc.........      65,700          496,035
 *Instinet Group, Inc...................      48,900          170,172
 *Integrated Device Technology, Inc.....     200,083        2,157,895
 *Integrated Electrical Services,
   Inc..................................     126,200          492,180
 *InterCept Group, Inc..................      18,000          311,220
 Interface, Inc. Class A................     167,000          695,555
 *Interland, Inc........................     100,000          195,000
 Intermet Corp..........................      82,500          389,812
 *International Multifoods Corp.........      56,600        1,130,868
 *International Speciality Products,
   Inc..................................     202,900        2,059,435
 Interpool, Inc.........................      55,450          935,441
 *Interwoven, Inc.......................      25,000           71,250
 *Invitrogen Corp.......................      92,900        2,595,626
 *Iomega Corp...........................      84,400          721,620
 *Ionics, Inc...........................      61,700        1,388,250
 Irwin Financial Corp...................       6,000           97,440
 *ITXC Corp.............................      37,500          108,375
 *Jakks Pacific, Inc....................      40,500          621,878
 JLG Industries, Inc....................     129,400        1,209,890
 *Joy Global, Inc.......................      72,000          858,240
 *Kaiser Aluminum Corp..................     250,500           19,163
 Kaman Corp. Class A....................      90,100          964,070
 *Kansas City Southern Industries,
   Inc..................................      97,600        1,244,400
 *Keane, Inc............................      90,600          833,520
 Kellwood Co............................     101,800        2,898,246
 Kelly Services, Inc....................      37,600          932,104
 *Kemet Corp............................     156,400        1,700,068
 Kennametal, Inc........................     114,200        3,987,864
 *Key Energy Group, Inc.................     127,200        1,144,800
 *Key3Media Group, Inc..................     120,400            2,227
 *kforce.com, Inc.......................      82,439          327,283
 Kimball International, Inc. Class B....      34,939          515,176
 *Kindred Healthcare, Inc...............      22,600          376,516
 *Kirby Corp............................      17,400          440,220
 *Knight Trading Group, Inc.............     176,200        1,110,060

THE U.S. SMALL XM VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *#Labranche & Co., Inc.................      49,300  $     1,496,255
 LaFarge Corp...........................     253,200        8,127,720
 *Lakes Entertainment, Inc..............       7,550           44,092
 Landamerica Financial Group, Inc.......      54,000        1,938,600
 Landry's Seafood Restaurants, Inc......      84,300        1,810,764
 *Lattice Semiconductor Corp............     170,800        1,712,270
 Lawson Products, Inc...................       5,200          158,886
 *Lawson Software, Inc..................      19,700           97,417
 *Legato Systems, Inc...................      60,800          329,232
 Lennox International, Inc..............      12,600          178,920
 *Liberate Technologies, Inc............     120,200          173,689
 Liberty Corp...........................      56,000        2,239,440
 *Lithia Motors, Inc. Class A...........       5,800           93,206
 LNR Property Corp......................      90,900        3,308,760
 Lone Star Steakhouse & Saloon, Inc.....     104,600        1,980,601
 *Lone Star Technologies, Inc...........      35,900          554,655
 Longs Drug Stores Corp.................      82,000        1,660,500
 Longview Fibre Co......................     113,900          883,864
 *Louisiana-Pacific Corp................     409,300        3,667,328
 *LTX Corp..............................      29,400          270,774
 *Luby's, Inc...........................      64,400          267,260
 Lyondell Chemical Co...................     432,720        6,192,223
 *M & F Worldwide Corp..................      17,200           94,514
 *Macromedia, Inc.......................      56,800          699,208
 *#Magna Entertainment Corp.............       7,700           50,012
 *Magnetek, Inc.........................      77,200          448,532
 *Magnum Hunter Resources, Inc..........     104,200          599,150
 *Mail-Well, Inc........................     181,300          380,730
 Marcus Corp............................      61,800          865,200
 Massey Energy Co.......................     141,800        1,254,930
 *Mastec, Inc...........................      14,500           58,145
 *Maverick Tube Corp....................      38,900          499,087
 *Maxtor Corp...........................     417,600        2,263,392
 *Maxxam, Inc...........................      14,900          137,080
 *Maxygen, Inc..........................       3,900           31,200
 *McDATA Corp...........................      53,600          466,588
 McGrath Rent Corp......................       6,700          157,182
 MDC Holdings, Inc......................      55,074        1,966,142
 *Medarex, Inc..........................     121,100          604,895
 Media General, Inc. Class A............      39,100        2,292,433
 *MEMC Electronic Materials, Inc........      54,100          493,392
 *Mens Warehouse, Inc...................      68,300        1,299,066
 Metris Companies, Inc..................      19,600           84,868
 *Metromedia International Group, Inc...      75,600            7,560
 Midland Co.............................      15,200          298,984
 Milacron, Inc..........................     133,500          891,780
 Millennium Chemicals, Inc..............     259,400        2,827,460
 Mine Safety Appliances Co..............      14,000          463,400
 Minerals Technologies, Inc.............      28,300        1,221,145
 *MIPS Technologies, Inc., Class B......       1,959            5,456
 *Mississippi Chemical Corp.............      35,000           18,550
 *MKS Instruments, Inc..................      47,300          901,775
 Modine Manufacturing Co................      53,000        1,015,215
 *Mondavi (Robert) Corp. Class A........      13,900          485,944
 Mony Group, Inc........................     189,600        4,476,456
 *Moog, Inc. Class A....................      30,700          899,203
 *Moog, Inc. Class B....................       1,500           48,750
 Movado Group, Inc......................       5,100           90,780
 *MPS Group, Inc........................     435,500        2,613,000
 *MRV Communications, Inc...............      51,400           90,721
 *MSC Software Corp.....................       5,000           36,700
 MTS Systems Corp.......................       6,100           72,895
                                            SHARES        VALUE+
                                            ------        ------
 *Mueller Industries, Inc...............      52,100  $     1,512,463
 Nacco Industries, Inc. Class A.........      26,000        1,276,600
 National Presto Industries, Inc........      28,200          892,812
 National Service Industries, Inc.......       2,875           22,368
 *National Steel Corp. Class B..........      35,275            3,616
 *NationsRent, Inc......................      21,700            1,356
 *Nautica Enterprises, Inc..............      54,500          610,400
 *Navistar International Corp...........      60,300        1,860,858
 *NCI Building Systems, Inc.............      51,700          992,640
 *NCO Group, Inc........................      45,700          745,596
 *NCR Corp..............................      50,000        1,380,000
 *Neiman Marcus Group, Inc..............      27,700          865,071
 *#Neoforma, Inc........................       5,400           55,107
 *NetBank, Inc..........................      32,073          312,391
 *NetIQ Corp............................      95,900        1,663,865
 *NetRatings, Inc.......................      19,800          131,373
 *Netro Corp............................      11,300           28,985
 *Network Equipment Technologies,
   Inc..................................      46,400          204,160
 *Newfield Exploration Co...............      27,149          982,005
 *Newport Corp..........................      66,700          958,479
 NL Industries, Inc.....................      22,100          362,440
 *Nortek Holdings, Inc..................      40,000        1,812,400
 *Northwest Airlines Corp...............      76,000          642,200
 *Novell, Inc...........................     566,100        2,037,960
 *NS Group, Inc.........................      45,600          307,800
 *Nuevo Energy Co.......................      36,100          445,835
 OceanFirst Financial Corp..............      24,300          538,245
 *Ocwen Financial Corp..................     275,000          805,750
 *Officemax, Inc........................     493,500        2,941,260
 *Offshore Logistics, Inc...............      84,700        1,837,143
 *#Ohio Casualty Corp...................     242,100        3,107,354
 *Oil States International, Inc.........       6,200           79,608
 *On Command Corp.......................       6,900            5,313
 *Oplink Communications, Inc............     121,300          128,578
 *Orbital Sciences Corp.................      78,600          361,560
 *Oregon Steel Mills, Inc...............      44,700          210,090
 Overseas Shipholding Group, Inc........     131,500        2,273,635
 *Owens-Illinois, Inc...................     508,800        7,988,160
 *#Pacificare Health Systems, Inc.......     133,100        3,565,084
 Park Electrochemical Corp..............      46,750        1,007,930
 *Parker Drilling Co....................     260,400          585,900
 *Pathmark Stores, Inc..................      52,000          203,060
 *Paxson Communications Corp............      18,600           60,078
 Peabody Energy Corp....................     117,800        3,210,050
 *#Pegasus Communications Corp.
   Class A..............................      39,900           49,476
 *Pegasus Solutions, Inc................         700            8,057
 Penn Virginia Corp.....................       4,400          150,480
 Pep Boys - Manny, Moe & Jack...........     213,000        2,343,000
 PepsiAmericas, Inc.....................      76,000        1,157,480
 *Perrigo Co............................      14,100          177,731
 *Per-Se Technologies, Inc..............      24,700          222,177
 *Personnel Group of America, Inc.......      32,200            3,864
 PFF Bancorp, Inc.......................      38,400        1,315,200
 Phillips-Van Heusen Corp...............      93,100        1,224,265
 *Photronics, Inc.......................      37,600          595,208
 *Pico Holdings, Inc....................       4,200           52,101
 Pilgrims Pride Corp. Class B...........      93,700          783,332
 *Pinnacle Entertainment, Inc...........      19,400          116,206
 Pioneer Standard Electronics, Inc......     136,600        1,320,239
 *Plexus Corp...........................      54,700          831,714

THE U.S. SMALL XM VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 PMA Capital Corp. Class A..............       6,100  $        91,592
 Pogo Producing Co......................      41,000        1,461,650
 *Polycom, Inc..........................     193,600        2,217,688
 Polyone Corp...........................     208,600        1,627,080
 Pope & Talbot, Inc.....................       2,400           32,400
 Potlatch Corp..........................     110,400        2,975,280
 *Power-One, Inc........................     139,429        1,102,883
 *Powerwave Technologies, Inc...........     101,100          661,700
 Precision Castparts Corp...............      99,000        2,433,420
 Presidential Life Corp.................     123,700        1,281,532
 *#PRG-Schultz International, Inc.......      29,400          283,563
 *Price Communications Corp.............       3,572           51,080
 *#Pride International, Inc.............     211,400        2,955,372
 *Prime Hospitality Corp................     187,700        1,559,787
 *Proassurance Corp.....................      98,790        1,965,921
 *Procurenet, Inc.......................      13,000                0
 *Protection One, Inc...................     229,200          511,116
 Protective Life Corp...................      83,000        2,450,990
 *Protein Design Labs, Inc..............      55,200          506,184
 Provident Financial Group, Inc.........      34,200          957,087
 *Providian Financial Corp..............     407,400        2,476,992
 *PSS World Medical, Inc................     223,500        1,526,505
 *PTEK Holdings, Inc....................     102,000          444,210
 Pulitzer, Inc..........................      14,100          619,836
 Quanex Corp............................      46,500        1,422,900
 *Quanta Services, Inc..................      72,100          265,328
 Questar Corp...........................     114,700        2,990,229
 *Quintiles Transnational Corp..........     182,500        2,144,375
 *Radio One, Inc........................      43,200          758,376
 *#Ralcorp Holdings, Inc................      16,900          397,150
 *Range Resources Corp..................       9,600           50,976
 Rayonier, Inc..........................      28,100        1,299,906
 *RealNetworks , Inc....................      44,100          169,565
 Regal Beloit Corp......................      41,100          851,181
 Reinsurance Group of America, Inc......      86,100        2,359,140
 Reliance Steel & Aluminum Co...........      50,800        1,153,160
 *Remec, Inc............................      65,900          326,535
 *Rent-Way, Inc.........................      10,500           41,685
 Resource America, Inc..................     101,400          829,959
 Riggs National Corp....................     111,400        1,749,537
 *#Rite Aid Corp........................       2,400            5,616
 RLI Corp...............................      57,700        1,390,570
 Roadway Corp...........................       6,300          252,252
 Rock-Tenn Co. Class A..................      84,300        1,070,610
 *Rouge Industries, Inc. Class A........       4,500            5,310
 Rowan Companies, Inc...................      73,900        1,574,070
 *RSA Security, Inc.....................     109,900          699,514
 *RTI International Metals, Inc.........      84,000          961,800
 Ruddick Corp...........................       9,800          141,512
 Russ Berrie & Co., Inc.................       9,900          322,443
 Russell Corp...........................     139,200        2,218,848
 *Ryan's Family Steak Houses, Inc.......     136,100        1,477,366
 Ryder System, Inc......................     203,600        4,682,800
 Ryerson Tull, Inc......................      97,718          669,368
 *Safeguard Scientifics, Inc............      84,100          183,338
 *Saks, Inc.............................     639,300        8,310,900
 *Sanmina Corp..........................     249,700        1,207,300
 *Sapient Corp..........................      24,500           51,940
 Sauer-Danfoss, Inc.....................       4,300           39,990
 Schulman (A.), Inc.....................      30,400          565,136
 Schweitzer-Maudoit International,
   Inc..................................      18,600          471,882
 Scientific-Atlanta, Inc................      43,300          588,880
                                            SHARES        VALUE+
                                            ------        ------
 SCPIE Holdings, Inc....................      33,900  $       224,418
 *SCS Transportation, Inc...............      49,350          433,787
 Seaboard Corp..........................       4,040          927,180
 *Seacor Smit, Inc......................      49,950        2,077,920
 *#Sealed Air Corp......................      95,800        3,622,198
 *Seitel, Inc...........................      27,300           20,202
 Selective Insurance Group, Inc.........     104,300        2,664,865
 *Sequa Corp. Class A...................      24,700        1,121,380
 *Sequa Corp. Class B...................       3,100          165,540
 *Sequenom, Inc.........................      17,900           39,291
 *Service Corp. International...........   1,138,300        3,779,156
 *#Shaw Group, Inc......................      65,800        1,138,340
 *Shiloh Industries, Inc................       7,300           19,564
 *Shopko Stores, Inc....................     135,200        1,926,600
 *Sierra Health Services, Inc...........       3,400           37,876
 *Silicon Graphics, Inc.................     595,600          947,004
 *Silicon Storage Technology, Inc.......     113,000          793,825
 *Silicon Valley Bancshares.............      42,700          826,459
 *Sinclair Broadcast Group, Inc.
   Class A..............................     187,300        2,606,280
 *Six Flags, Inc........................     352,900        2,551,467
 Skyline Corp...........................      18,400          522,376
 *#Skyworks Solutions, Inc..............     124,300        1,499,680
 *Smart & Final Food, Inc...............      61,500          324,105
 Smith (A.O.) Corp......................      59,550        1,587,008
 Smith (A.O.) Corp. Convertible
   Class A..............................      10,400          277,160
 *Smithfield Foods, Inc.................     178,900        3,391,944
 *Sola International, Inc...............      54,100          632,970
 *Sonic Automotive, Inc.................      37,600          664,016
 *Sourcecorp, Inc.......................      25,000          484,625
 South Jersey Industries, Inc...........      24,900          811,740
 *Southwestern Energy Co................      60,700          667,700
 *Spanish Broadcasting System, Inc......     109,800          976,671
 *SpeedFam-IPEC, Inc....................     132,400          870,530
 *Spherion Corp.........................     251,400        1,737,174
 *Spiegel, Inc. Class A Non-Voting......      42,700           24,553
 *Spinnaker Exploration Co..............      57,900        1,285,959
 *SPS Technologies, Inc.................      23,000          595,700
 StanCorp Financial Group, Inc..........       8,400          444,948
 Standard Motor Products, Inc.
   Class A..............................      17,300          200,334
 Standard Pacific Corp..................     111,600        2,845,800
 Standard Register Co...................      93,500        1,748,450
 *STAR Telecommunications, Inc..........       1,100                0
 Starrett (L.S.) Co. Class A............       2,000           34,400
 State Auto Financial Corp..............     121,900        1,807,168
 *Steel Dynamics, Inc...................      78,000        1,115,400
 Steelcase, Inc. Class A................      73,500          787,185
 Stepan Co..............................      17,000          434,350
 Stewart & Stevenson Services, Inc......      73,100          817,989
 *Stewart Enterprises, Inc..............     458,400        2,411,184
 *Stewart Information Services Corp.....      36,300          751,410
 *Stillwater Mining Co..................      66,400          375,160
 *Stone & Webster, Inc..................      16,600            2,573
 *#Stone Energy Corp....................       7,200          217,080
 *Stoneridge, Inc.......................      38,600          379,438
 *Storage Technology Corp...............      12,900          284,961
 Stride Rite Corp.......................     172,000        1,444,800
 *#Sunrise Assisted Living, Inc.........      72,100        2,020,963
 Susquehanna Bancshares, Inc............       9,000          190,305
 *Swift Energy Corp.....................      38,300          354,658

THE U.S. SMALL XM VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *Sycamore Networks, Inc................     317,600  $       987,736
 *Sylvan Learning Systems, Inc..........      95,500        1,738,578
 Symbol Technologies, Inc...............       7,800           80,262
 *Systemax, Inc.........................      97,950          164,556
 *Tech Data Corp........................      55,800        1,709,991
 Tecumseh Products Co. Class A..........      56,700        2,696,369
 Tecumseh Products Co. Class B..........      17,100          766,508
 *Tellabs, Inc..........................      48,400          428,824
 Temple-Inland, Inc.....................      48,400        2,374,020
 *Tenneco Automotive, Inc...............     112,100          461,852
 *Terex Corp............................     116,300        1,437,468
 *Terra Industries, Inc.................     132,700          262,746
 *Tesoro Petroleum Corp.................     129,600          557,280
 *Tetra Tech, Inc.......................      91,600        1,136,298
 Texas Industries, Inc..................      82,300        2,032,810
 *Thomas & Betts Corp...................     165,000        3,085,500
 Thomas Industries, Inc.................       2,100           57,456
 *Thoratec Corp.........................     109,800          947,574
 *TIBCO Software, Inc...................     173,700        1,280,169
 Tidewater, Inc.........................     109,700        3,393,021
 *Timco Aviation Services, Inc..........         610              427
 Timken Co..............................     243,900        4,841,415
 *Titan Corp............................      20,400          241,536
 Titan International, Inc...............      36,000           57,960
 *Titanium Metals Corp..................     133,200          186,480
 *TMP Worldwide, Inc....................      36,300          531,432
 *Tower Automotive, Inc.................     194,900        1,101,185
 *Toys R Us, Inc........................      42,000          571,620
 *Trammell Crow Co......................     101,600          926,592
 *Trans World Entertainment Corp........      17,000           72,590
 *Transkaryotic Therapies, Inc..........      50,000          479,500
 *Transmeta Corp........................      15,600           23,478
 *Transmontaigne Oil Co.................       6,500           27,950
 Tredegar Industries, Inc...............      98,000        1,396,500
 Trenwick Group, Ltd....................      65,157          102,296
 *Triad Guaranty, Inc...................       7,600          304,418
 *Trico Marine Services, Inc............      80,400          273,762
 Trinity Industries, Inc................     143,700        2,806,461
 *Triquint Semiconductor, Inc...........     177,900        1,091,417
 *Triumph Group.........................      27,500          768,625
 *TriZetto Group, Inc...................     150,900          968,778
 *Tweeter Home Entertainment Group,
   Inc..................................      18,800          206,518
 *Twinlab Corp..........................      53,600           13,936
 *U.S. Industries, Inc..................     318,500          942,760
 *U.S. Office Products, Co..............       5,500               50
 *#UAL Corp.............................     200,700          503,757
 *UICI..................................     181,800        2,325,222
 *Ultratech Stepper, Inc................      19,400          224,458
 UMB Financial Corp.....................      56,953        2,271,001
 *Unifi, Inc............................     241,700        1,377,690
 Unifirst Corp..........................       1,000           19,550
 *Unit Corp.............................      10,100          180,386
 *United Auto Group, Inc................      46,800          632,268
 United Community Financial Corp........     141,700        1,266,090
 *United Rentals, Inc...................     258,600        2,505,834
 United States Steel Corp...............     333,600        4,830,528
 *United Stationers, Inc................       9,200          298,954
 Unitrin, Inc...........................      24,400          752,740
 *Universal American Financial Corp.....     110,200          744,952
 *Universal Compression Holdings, Inc...      41,900          754,200
                                            SHARES        VALUE+
                                            ------        ------
 Universal Corp.........................      28,700  $     1,015,980
 Universal Forest Products, Inc.........      48,200        1,037,023
 *Universal Stainless & Alloy Products,
   Inc..................................       3,000           17,700
 Unizan Financial Corp..................       3,600           70,038
 *Unova, Inc............................     247,300        1,335,420
 *URS Corp..............................      66,300        1,378,377
 *US Oncology, Inc......................     355,706        3,071,521
 Usec, Inc..............................     336,000        2,251,200
 USFreightways Corp.....................      45,400        1,384,927
 *Vail Resorts, Inc.....................     102,460        1,864,772
 Valhi, Inc.............................     100,600          985,880
 *Value City Department Stores, Inc.....     130,500          418,905
 *Valuevision Media, Inc. Class A.......      22,700          354,801
 *Veeco Instruments, Inc................      51,200          715,520
 *VeriSign, Inc.........................     180,200        1,894,803
 *Veritas DGC, Inc......................      41,000          302,990
 *Verity, Inc...........................      41,100          571,701
 *Vicor Corp............................      22,200          185,925
 *Vignette Corp.........................     253,200          417,780
 Vintage Petroleum, Inc.................     240,900        2,264,460
 *Vishay Intertechnology, Inc...........     162,700        2,298,951
 Visteon Corp...........................     409,000        3,292,450
 *Vitesse Semiconductor, Inc............     297,600          989,520
 *Volt Information Sciences, Inc........      28,000          487,200
 W.P. Carey & Co. LLC...................       7,900          192,128
 *Wabash National Corp..................      89,800          709,420
 Wallace Computer Services, Inc.........     144,300        2,705,625
 Walter Industries, Inc.................      22,960          239,932
 *#Warnaco Group, Inc...................      22,600               54
 Watsco, Inc. Class A...................      93,650        1,493,718
 Watts Industries, Inc. Class A.........      63,300          998,874
 Wausau-Mosinee Paper Corp..............     144,300        1,668,108
 Waypoint Financial Corp................      36,400          676,130
 *WebMD Corp............................     790,400        6,761,872
 Weis Markets, Inc......................       3,100          101,680
 Wellman, Inc...........................     138,700        1,664,400
 Werner Enterprises, Inc................     155,666        3,437,884
 Wesbanco, Inc..........................       3,500           89,513
 Wesco Financial Corp...................       2,775          838,050
 West Pharmaceutical Services, Inc......       7,700          159,390
 Westcorp, Inc..........................     100,440        2,070,068
 *Westell Technologies, Inc.............      33,100           54,615
 *Westport Resources Corp...............      68,100        1,397,412
 *WFS Financial, Inc....................       9,400          197,729
 *Wind River Systems, Inc...............      42,700          257,908
 *Wolverine Tube, Inc...................      33,600          193,200
 Wolverine World Wide, Inc..............       6,800          113,696
 Woodward Governor Co...................       1,200           51,258
 *#XM Satellite Radio Holdings, Inc.....     113,600          285,704
 *Yellow Corp...........................      91,900        2,730,349
 York International Corp................      39,750          996,930
 *Zale Corp.............................      57,900        2,067,030
 Zenith National Insurance Corp.........      37,400          880,770
                                                      ---------------
TOTAL COMMON STOCKS
  (Cost $838,885,259)...................               789,489,810.00
                                                      ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Chiquita Brands International, Inc.
   Warrants 03/19/09....................      24,308           93,586
                                                      ---------------

THE U.S. SMALL XM VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *Imperial Credit Industries, Inc.
   Warrants 01/31/08....................         511  $             0
 *Orbital Science Corp. Warrants
   08/31/04.............................         203              294
 *#Timco Aviation Services Warrants
   12/31/07.............................       1,219                0
                                                      ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $1,119,189).....................                       93,880
                                                      ---------------

                                             FACE
                                            AMOUNT
                                            (000)
                                            ------
TEMPORARY CASH INVESTMENTS -- (1.8%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $13,423,000 U.S.
   Treasury Notes 7.25%, 05/15/04,
   valued at $14,513,619) to be
   repurchased at $14,300,442
   (Cost $14,299,000)...................  $   14,299       14,299,000
                                                      ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $854,303,448)++.................              $   803,882,690
                                                      ===============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $854,552,810.

                See accompanying Notes to Financial Statements.

                        THE U.S. SMALL CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                           SHARES        VALUE+
                                           ------        ------
COMMON STOCKS -- (97.3%)
 1st Source Corp........................    124,700  $    2,045,080
 *24/7 Media, Inc.......................    139,700          46,799
 *3 Dimensional Pharmaceuticals, Inc....      6,400          29,600
 *3-D Systems Corp......................    106,200         884,115
 *3TEC Energy Corp......................    150,100       2,057,120
 AAR Corp...............................    543,350       2,988,425
 ABC Bancorp............................     20,280         265,364
 *Abgenix, Inc..........................    376,400       3,494,874
 Abington Bancorp, Inc..................     40,700         858,566
 *#Abiomed, Inc.........................     17,500          86,625
 *Ablest, Inc...........................     16,800         110,880
 Abrams Industries, Inc.................     10,000          41,150
 *Acceptance Insurance Companies,
   Inc..................................    271,200          20,476
 *Access Worldwide Communications,
   Inc..................................     10,300           5,510
 *Accrue Software, Inc..................     89,500           4,251
 Aceto Corp.............................     86,926       1,483,392
 *Aclara Biosciences, Inc...............    152,700         355,027
 *Acme Communications, Inc..............    222,100       1,679,076
 *Acme United Corp......................      8,700          31,276
 *Acorn Products, Inc...................      1,600           7,520
 *#ACT Teleconferencing, Inc............    115,000         157,550
 *Active Power, Inc.....................    677,900       1,386,305
 *#Actrade Financial Technologies,
   Ltd..................................     14,300          36,322
 Acuity Brands, Inc.....................     95,900       1,302,322
 Adams Resources & Energy, Inc..........      6,700          35,510
 *Adaptec, Inc..........................    102,100         687,643
 *ADE Corp..............................    154,300       1,272,975
 *Adept Technology, Inc.................    160,300          87,363
 *#Administaff, Inc.....................    455,200       3,095,360
 *Advance Lighting Technologies, Inc....     56,100          17,671
 *Advanced Digital Information Corp.....    141,800       1,055,701
 *Advanced Magnetics, Inc...............     90,400         447,480
 *Advanced Power Technology, Inc........     77,400         361,071
 Advanta Corp. Class A..................    198,879       1,864,491
 Advanta Corp. Class B Non-Voting.......    333,097       3,236,037
 *Advent Software, Inc..................     22,400         373,744
 *Aehr Test Systems.....................     89,200         263,140
 *AEP Industries, Inc...................     49,450         603,784
 *Aerovox, Inc..........................     80,600             161
 *Aether Systems, Inc...................    689,800       2,403,953
 *Aetrium, Inc..........................    140,800         167,552
 *AG Services America, Inc..............      9,600          79,200
 *Agco Corp.............................    492,400      11,886,536
 *Agile Software Corp...................    133,300       1,197,034
 *AHL Services, Inc.....................    255,400         113,653
 *AHT Corp..............................    164,200              90
 *Air Methods Corp......................     98,400         521,028
 Airborne, Inc..........................    847,300      12,141,809
 *Airgas, Inc...........................    482,000       8,102,420
 *Airnet Communications Corp............      4,000           3,040
 *Airnet Systems, Inc...................    200,900       1,010,527
 *AK Steel Holding Corp.................    821,141       6,651,242
 *#Akamai Technologies, Inc.............    823,500       1,688,175
 Alamo Group, Inc.......................    128,700       1,531,530
 *Alaska Air Group, Inc.................    515,000      10,902,550
                                           SHARES        VALUE+
                                           ------        ------
 *Alaska Communications Systems Group,
   Inc..................................    259,300  $      505,635
 *Aldila, Inc...........................     78,966         126,346
 Alexander & Baldwin, Inc...............    641,504      15,816,281
 *Alexion Pharmaceuticals, Inc..........    205,800       3,613,848
 Alico, Inc.............................     48,600       1,194,831
 *All American Semiconductor, Inc.......     29,260          73,881
 Allegheny Teledyne, Inc................    185,400       1,325,610
 Allegiant Bancorp, Inc.................     30,800         532,224
 Allen Organ Co. Class B................      5,000         198,875
 *Allen Telecom, Inc....................    524,500       5,008,975
 *Alliance Semiconductor Corp...........    700,900       3,073,446
 *Allied Healthcare International,
   Inc..................................    228,600         982,980
 *Allied Healthcare Products, Inc.......    124,200         373,221
 *Allied Holdings, Inc..................    111,535         362,489
 *Allied Motion Technologies, Inc.......     45,300          99,660
 *Allied Research Corp..................     63,900       1,028,790
 *Allmerica Financial Corp..............    104,500       1,148,455
 *Allou Health & Beauty Care, Inc.
   Class A..............................     97,500         263,250
 *Alloy Online, Inc.....................    101,300       1,203,950
 *Allscripts Healthcare Solutions,
   Inc..................................    444,700       1,302,971
 *Almost Family, Inc....................     13,700          73,089
 *Alpha Technologies Group, Inc.........     82,112         111,262
 *Alphanet Solutions, Inc...............     92,400         147,840
 Alpharma, Inc. Class A.................    630,300       8,477,535
 *#Alterra Healthcare Corp..............    403,700          72,666
 *Ambassadors Group, Inc................     40,500         547,155
 *Ambassadors, Inc......................    159,300       1,385,113
 *AMC Entertainment, Inc................    225,700       2,223,145
 *Amcast Industrial Corp................    149,800         307,090
 Amcol International Corp...............     47,300         283,327
 *#Amerco, Inc..........................    283,500       1,302,682
 *America West Holdings Corp.
   Class B..............................    735,900       1,611,621
 *American Aircarriers Support, Inc.....     83,100               8
 American Biltrite, Inc.................     45,600         403,560
 #American Business Financial Services,
   Inc..................................     39,259         395,142
 #American Capital Strategies, Ltd......     22,400         464,240
 *#American Classic Voyages Co..........    302,500              30
 *American Ecology Corp.................     48,100         128,427
 American Financial Holdings, Inc.......     27,794         817,144
 *American Greetings Corp. Class A......    927,800      15,095,306
 *American Indemnity Financial Escrow...     14,200          14,200
 *American Independence Corp............     42,700         115,290
 *American Medical Electronics, Inc.
   (Escrow-Bonus).......................     20,800               0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)....................     20,800               0
 *American Medical Security Group,
   Inc..................................    304,000       3,492,960
 *American Pacific Corp.................    104,300         912,625
 *American Physicians Capital, Inc......    161,200       2,987,842
 *American Physicians Services Group,
   Inc..................................     36,300         145,563
 *American Retirement Corp..............    279,800         461,670
 American Shared Hospital Services......      2,100           9,135
 *American Software, Inc. Class A.......    261,950         749,177

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *American Superconductor Corp..........    391,200  $    1,400,496
 *American Technical Ceramics Corp......     83,100         432,120
 *#American Tower Corp..................    645,600       2,556,576
 American Vanguard Corp.................     11,357         264,050
 Americana Bancorp, Inc.................     26,030         296,742
 *America's Car-Mart, Inc...............     70,500         869,970
 *#Americredit Corp.....................    104,200         866,944
 *#Ameripath, Inc.......................    331,100       5,597,245
 AmeriServe Financial, Inc..............    255,849         781,619
 Ameron International Corp..............     58,700       3,346,487
 AmerUs Group Co........................    249,885       8,008,814
 *#Ames Department Stores, Inc..........    398,000             497
 *Amistar Corp..........................     42,300          30,667
 *Amkor Technology, Inc.................     80,000         581,200
 Ampco-Pittsburgh Corp..................    200,000       2,538,000
 *AMR Corp..............................    124,700         965,178
 *Amrep Corp............................     96,692         733,892
 *Amresco, Inc..........................    136,700              55
 *Amtech Systems, Inc...................      6,000          22,860
 *Amwest Insurance Group, Inc...........     67,290             370
 *Anadigics, Inc........................    215,827         838,488
 *Analysts International Corp...........    189,710         435,384
 *Analytical Surveys, Inc...............        830             896
 *Anaren Microwave, Inc.................    123,961       1,431,750
 Anchor Bancorp Wisconsin, Inc..........     74,498       1,511,937
 Andersons, Inc.........................     96,700       1,157,982
 *Andrew Corp...........................    111,900       1,260,553
 Angelica Corp..........................     81,800       1,848,680
 *Angelo & Maxie's, Inc.................     25,350          93,795
 *AnswerThink Consulting Group, Inc.....     86,100         228,595
 *Antigenics, Inc.......................      1,900          23,218
 *APA Optics, Inc.......................    157,400         277,024
 Apogee Enterprises, Inc................    390,500       3,633,602
 *Applica, Inc..........................    390,700       1,937,872
 *Applied Extrusion Technologies, Inc...    229,200         608,526
 *Applied Films Corp....................     67,070       1,361,521
 *Applied Graphics Technologies, Inc....    112,300          76,364
 Applied Industrial Technologies, Inc...    470,000       8,460,000
 *Applied Innovation, Inc...............     51,000         180,285
 *Applied Micro Circuits Corp...........     16,500          75,322
 *Applied Microsystems Corp.............     89,700          21,079
 *Applied Molecular Evolution, Inc......     13,700          28,016
 *Applied Signal Technologies, Inc......    128,800       1,372,364
 *Apropos Technology, Inc...............     10,200          16,269
 *Aradigm Corp..........................      4,300           8,428
 *Arch Capital Group, Ltd...............     74,600       2,254,412
 Arch Chemicals, Inc....................    378,600       7,715,868
 Arch Coal, Inc.........................     99,257       1,986,133
 Arctic Cat, Inc........................     37,100         572,453
 *Arena Pharmaceuticals, Inc............    484,300       3,227,859
 Argonaut Group, Inc....................    337,585       5,538,082
 *Argonaut Technologoes, Inc............      8,200           7,667
 *Ariba, Inc............................    956,800       4,004,208
 *Ark Restaurants Corp..................     21,300         147,502
 *Arkansas Best Corp....................     98,300       2,879,207
 *Arlington Hospitality, Inc............     70,000         209,300
 *Armor Holdings, Inc...................      3,300          47,256
 *#Armstrong Holdings, Inc..............    421,700         259,345
 *Arqule, Inc...........................    249,100       1,468,444
 *Arris Group, Inc......................  1,249,300       4,191,401
 *Arrow Electronics, Inc................     38,500         621,005
 Arrow Financial Corp...................      1,712          53,649
                                           SHARES        VALUE+
                                           ------        ------
 *Art Technology Group, Inc.............     52,300  $       89,956
 *Artesyn Technologies, Inc.............    410,300       1,684,281
 *Asante Technologies, Inc..............     82,600           5,162
 ASB Financial Corp.....................     14,600         207,831
 *Ascent Assurance, Inc.................        222             161
 *Ascential Software Corp...............  1,547,500       4,634,762
 *Ashworth, Inc.........................    240,200       1,250,241
 *Aspect Communications Corp............    610,400       1,925,812
 *Aspect Medical Systems, Inc...........        400           1,926
 *#Aspen Technology, Inc................    115,200         399,168
 *Astea International, Inc..............     66,000          45,210
 *Astec Industries, Inc.................    138,400       1,417,216
 Astro-Med, Inc.........................     56,575         203,670
 *Astronics Corp........................     19,687         128,064
 *Astronics Corp. Class B...............      7,756          54,292
 *#AstroPower, Inc......................     39,700         347,375
 *Asyst Technologies, Inc...............     24,600         206,394
 *ATA Holdings Corp.....................    191,300       1,253,015
 *#Atchison Casting Corp................     90,900          38,632
 *Athey Products Corp...................     17,140             780
 Atlanta Sosnoff Capital Corp...........     84,600         837,540
 *Atlantic American Corp................     42,900          70,356
 *Atlantis Plastics, Inc................     60,800         282,720
 *Atlas Air, Inc........................    653,600       1,712,432
 *ATP Oil & Gas Corp....................    102,300         424,033
 *Atrion Corp...........................     36,150         782,828
 *ATS Medical, Inc......................     13,800          11,799
 *Audio Visual Services Corp............    430,200              43
 *Audiovox Corp. Class A................    360,800       3,925,504
 *August Technology Corp................     33,900         229,503
 *Ault, Inc.............................     93,300         224,386
 *Aurora Foods, Inc.....................    859,129         532,660
 *Auspex Systems, Inc...................    104,700          61,773
 *autobytel.com, Inc....................     27,000          81,000
 *Avalon Holding Corp. Class A..........     25,112          55,498
 *Avanex Corp...........................    405,100         680,568
 *Avatar Holdings, Inc..................     75,500       1,849,750
 *Avenue A, Inc.........................      2,600           9,035
 *Aviall, Inc...........................    357,800       2,919,648
 *Avid Technology, Inc..................    307,200       6,030,336
 *Avigen, Inc...........................    366,900       2,960,883
 *Avteam, Inc. Class A..................    175,500             395
 *Aware, Inc............................    417,200       1,174,418
 *Axcelis Technologies, Inc.............     24,900         203,433
 *Axeda Systems, Inc....................     55,900          43,322
 *Axsys Technologies, Inc...............     62,200         468,677
 *AXT, Inc..............................    307,200         814,080
 *Aztar Corp............................    444,600       6,299,982
 *AZZ, Inc..............................     53,400         680,850
 Badger Meter, Inc......................     21,200         651,900
 *Badger Paper Mills, Inc...............     10,400          73,320
 Bairnco Corp...........................    114,700         613,645
 *Baker (Michael) Corp..................     80,800         790,224
 Baldwin & Lyons, Inc. Class B..........     66,500       1,591,345
 *Baldwin Technology, Inc. Class A......    219,700         186,745
 *Ballantyne Omaha, Inc.................     32,200          18,998
 *#Bally Total Fitness Holding Corp.....    353,600       3,164,720
 *Baltek Corp...........................      8,100          67,351
 *Bancinsurance Corp....................     76,470         360,556
 Bandag, Inc............................    132,000       5,377,680
 Bandag, Inc. Class A...................    155,900       5,627,990
 *Bank United Financial Corp. Class A..     315,200       4,923,424

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 BankAtlantic Bancorp, Inc. Class A.....    168,883  $    1,582,434
 Banner Corp............................    269,401       5,386,673
 *Barrett Business Services, Inc........     84,800         308,248
 *Barry (R.G.) Corp.....................    154,464         725,981
 Bassett Furniture Industries, Inc......    206,150       2,771,687
 *Bay View Capital Corp.................    985,442       5,735,272
 *Bayou Steel Corp. Class A.............    169,900          28,883
 *BCT International, Inc................     11,100           9,213
 *Be Aerospace, Inc.....................        725           2,744
 *Beard Co..............................     22,500          13,500
 *Beazer Homes USA, Inc.................     66,700       4,253,459
 *Bel Fuse, Inc. Class A................     13,000         215,800
 Bel Fuse, Inc. Class B.................     65,600       1,220,816
 Belden, Inc............................    224,500       3,771,600
 *Bell Industries, Inc..................    161,863         250,888
 *Bell Microproducts, Inc...............    268,200       2,000,772
 *Benchmark Electronics, Inc............    111,500       3,468,765
 *#Bethlehem Steel Corp.................  1,477,500         302,887
 *Beverly Enterprises...................  1,912,800       6,235,728
 *BF Enterprises, Inc...................      2,300          20,412
 *BHA Group Holdings, Inc. Class A......     19,200         318,720
 *Big 4 Ranch, Inc......................     73,300               0
 *Big Lots, Inc.........................      3,600          45,720
 *Bioanalytical Systems, Inc............     17,100          57,712
 *Biocryst Pharmaceuticals, Inc.........     36,000          38,700
 *Bionx Implants, Inc...................    175,000         512,750
 *Biosource International, Inc..........    128,400         744,720
 *Birmingham Steel Corp.................     66,200          29,790
 Blair Corp.............................    131,300       3,314,012
 *Blonder Tongue Laboratories, Inc......     22,600          50,850
 *Bluegreen Corp........................    364,798       1,386,232
 BMC Industries, Inc....................    437,000         808,450
 *BNS Co. Class A.......................     46,855         126,508
 Bob Evans Farms, Inc...................    122,800       2,999,390
 *Boca Resorts, Inc.....................    692,100       7,993,755
 *Bogen Communications International,
   Inc..................................     44,700         196,903
 *Bolt Technology Corp..................     13,700          47,265
 *Bombay Co., Inc.......................    718,040       3,044,490
 *Bon-Ton Stores, Inc...................    211,300         873,725
 *Books-a-Million, Inc..................    313,700         825,031
 Borg-Warner, Inc.......................     33,300       1,715,616
 *Boston Biomedical, Inc................     56,300         150,602
 *Boston Communications Group, Inc......    124,300       1,680,536
 Bostonfed Bancorp, Inc.................     52,160       1,538,720
 *Bottomline Technologies, Inc..........     99,800         575,846
 Bowl America, Inc. Class A.............     54,022         648,264
 Bowne & Co., Inc.......................    648,732       6,876,559
 *Brass Eagle, Inc......................    131,400       1,155,006
 *Braun Consulting, Inc.................    198,200         226,939
 *Brigham Exploration Co................     45,700         181,886
 *Brightpoint, Inc......................     30,242         188,861
 *BrightStar Information Technology
   Group, Inc...........................    106,200           1,858
 *Broadwing, Inc........................    123,800         500,152
 *Brooks-PRI Automation Inc.............    228,976       3,304,124
 *Brookstone, Inc.......................    130,300       1,974,696
 *Brooktrout, Inc.......................    203,900       1,015,422
 *Brown (Tom), Inc......................    227,200       5,532,320
 Brown Shoe Company, Inc................    265,200       6,391,320
 *Bruker Daltonics, Inc.................        800           4,440
 *Brush Engineered Materials, Inc.......    271,209       1,640,814
                                           SHARES        VALUE+
                                           ------        ------
 BSB Bancorp, Inc.......................    157,631  $    3,520,688
 *BSQUARE Corp..........................    145,600         195,832
 *BTU International, Inc................     91,000         232,050
 *Buca, Inc.............................    269,000       2,523,220
 *Buckeye Technology, Inc...............    409,600       2,756,608
 *Buckhead America Corp.................     15,700              78
 *Building Materials Holding Corp.......    252,300       3,382,081
 *Bull Run Corp.........................     85,600          47,936
 Burlington Coat Factory Warehouse
   Corp.................................    645,040      13,332,977
 Bush Industries, Inc. Class A..........    179,300       1,235,377
 *Butler International, Inc.............     90,200          33,825
 Butler Manufacturing Co................     95,600       1,821,180
 *BWAY Corp.............................    151,100       2,966,093
 *C-COR.Net Corp........................    101,100         405,916
 *Cable Design Techologies Corp.........    218,500       1,769,850
 Cabot Oil & Gas Corp. Class A..........    276,500       6,387,150
 Cadmus Communications Corp.............    120,300       1,269,165
 Calgon Carbon Corp.....................    651,700       3,245,466
 *Caliber Learning Network, Inc.........    267,100             481
 *Calico Commerce, Inc..................     28,500           7,552
 *California Amplifier, Inc.............        800           4,484
 *California Coastal Communities, Inc...     71,400         393,771
 California First National Bancorp......     80,600       1,049,815
 *Caliper Technologies Corp.............    443,000       1,552,715
 *Callon Petroleum Corp.................    213,800       1,255,006
 Cal-Maine Foods, Inc...................    134,400         395,136
 Camco Financial Corp...................     19,083         269,929
 *Caminus Corp..........................     17,800          39,783
 *Candela Laser Corp....................     74,300         480,721
 *Cannon Express, Inc. Class A..........      4,800           2,112
 *Cannondale Corp.......................    136,900         206,719
 *Canterbury Information Technology,
   Inc..................................      5,900           2,212
 *Capital Corp. of the West.............      6,174         120,887
 *Capital Crossing Bank.................     75,100       1,817,044
 *Capital Pacific Holdings, Inc.........    181,500         578,985
 *Capital Senior Living Corp............    357,200         946,580
 *Capital Trust, Inc....................    129,500         582,750
 Capitol Bancorp, Ltd...................      9,772         198,860
 *Caprius, Inc..........................      1,439             122
 *Capstone Turbine Corp.................     24,200          28,556
 *Captaris, Inc.........................    315,307         750,431
 *Captiva Software Corp.................     83,200         124,800
 Caraustar Industries, Inc..............    432,600       4,025,343
 *Carbide/Graphite Group, Inc...........    159,700           1,597
 *Carecentric, Inc......................     29,400           9,261
 *Career Blazers, Inc. Trust Units......      9,540               0
 *#CarMax, Inc..........................    182,300       3,591,310
 Carpenter Technology Corp..............    479,900       6,589,027
 *Carreker Corp.........................     35,100         222,007
 *Carriage Services, Inc. Class A.......    257,100       1,144,095
 *Carrier Access Corp...................     69,000          39,675
 *Carrington Laboratories, Inc..........    121,900         127,995
 *Carrizo Oil & Gas, Inc................     25,600         116,992
 Cascade Corp...........................    109,450       1,532,300
 *Casella Waste Systems, Inc. Class A..     355,100       2,595,781
 Casey's General Stores, Inc............     94,700       1,151,552
 Cash America International, Inc........    397,800       3,592,134
 *Castle (A.M.) & Co....................    217,730       1,143,082
 Castle Energy Corp.....................    142,700         610,756
 *Casual Male Corp......................    254,318              25

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Casual Male Retail Group, Inc.........    189,800  $      751,608
 *Catalina Lighting, Inc................     22,040         211,033
 *Catalytica Energy Systems, Inc........    145,300         411,199
 *Cavalier Homes, Inc...................    352,281         824,338
 *CCA Industries, Inc...................     40,800          70,176
 CCBT Financial Companies, Inc..........      7,000         186,130
 *CDI Corp..............................     95,700       2,752,332
 *Celadon Group, Inc....................    118,000       1,217,170
 *Celebrity, Inc........................     26,325          28,563
 *Celeritek, Inc........................    223,274       1,511,565
 *Cell Genesys, Inc.....................    137,600       1,796,368
 *CellStar Corp.........................     47,500         222,537
 Centex Construction Products, Inc......     13,900         501,651
 *Centillium Communications, Inc........     17,400          50,373
 Central Bancorp, Inc...................     23,700         714,673
 *Central Garden & Pet Co...............    368,300       7,052,945
 Central Parking Corp...................    232,100       4,500,419
 Century Aluminum Co....................    373,400       2,863,978
 *Century Business Services, Inc........    863,640       2,811,148
 *Ceradyne, Inc.........................     95,000         608,475
 *Ceres Group, Inc......................     89,700         154,284
 CFS Bancorp, Inc.......................    169,900       2,449,108
 *CGI Group, Inc........................     26,376         133,199
 CH Energy Group, Inc...................        100           4,800
 *Champion Enterprises, Inc.............    893,900       3,262,735
 Champion Industries, Inc...............    104,200         279,256
 *Championship Auto Racing Teams,
   Inc..................................     66,800         285,236
 *Champps Entertainment, Inc............     98,700       1,099,518
 *Channell Commercial Corp..............     17,600          81,840
 *Charming Shoppes, Inc.................  1,915,600       9,089,522
 *Chart Industries, Inc.................      2,600           1,638
 *#Charter Communications, Inc..........     73,800         150,921
 *Checkers Drive-In Restaurant, Inc.....    113,321         862,373
 *#CheckFree Corp.......................    137,600       2,696,272
 *Checkpoint System, Inc................    537,300       5,851,197
 Chemed Corp............................    109,500       4,029,600
 Chesapeake Corp........................    281,100       5,284,680
 Chesapeake Energy Corp.................    705,300       4,887,729
 Chester Valley Bancorp.................      1,516          30,017
 Chicago Rivet & Machine Co.............     10,800         254,880
 *#Childtime Learning Centers, Inc......     43,500          61,987
 *Chromcraft Revington, Inc.............     17,700         230,985
 *Chronimed, Inc........................    187,700       1,122,446
 *#Chyron Corp..........................     89,500          26,850
 *Ciber, Inc............................    269,600       1,617,600
 *CIENA Corp............................      9,500          63,222
 *Cima Laboratories, Inc................      4,300         114,380
 *Cimarex Energy Co.....................    167,492       2,532,479
 *Ciphergen Biosystems, Inc.............     35,100         122,323
 *Ciprico, Inc..........................     70,900         266,229
 CIRCOR International, Inc..............    199,800       3,082,914
 *Circuit Systems, Inc..................     44,900           2,020
 *Cirrus Logic, Inc.....................    161,500         972,230
 Citizens Banking Corp..................     26,850         697,563
 *Citizens, Inc. Class A................     94,402         783,537
 *CKE Restaurants, Inc..................    943,600       4,699,128
 *Clark/Bardes Holdings, Inc............     10,000         182,500
 *Clarus Corp...........................    251,300       1,422,358
 Classic Vacation Group, Inc............    169,000          36,335
 *Clayton Williams Energy, Inc..........    122,500       1,343,825
 *Clean Harbors, Inc....................     90,100       1,315,009
                                           SHARES        VALUE+
                                           ------        ------
 *Cleveland Cliffs, Inc.................    191,300  $    3,969,475
 CNA Surety Corp........................    117,100         933,287
 *CNET Networks, Inc....................    276,900         852,852
 *CNS, Inc..............................    210,100       1,348,842
 Coachmen Industries, Inc...............    272,600       4,347,970
 *Coast Dental Services, Inc............     48,533         144,143
 *Coast Distribution System.............     90,200         184,910
 Coastal Bancorp, Inc...................    116,800       3,619,632
 *Coastcast Corp........................    101,900         207,876
 *Cobalt Corp...........................    245,800       2,986,470
 *Cobra Electronic Corp.................     84,100         530,250
 *#Coeur d'Alene Mines Corp.............    384,800         573,352
 *Cogent Communications Group, Inc......     11,754          16,338
 *Cognitronics Corp.....................      7,700          19,635
 *Coherent, Inc.........................    288,600       6,152,952
 *Cohesion Technologies, Inc............    168,900         649,420
 *Cold Metal Products, Inc..............     63,000          25,515
 *Cole National Corp. Class A...........    206,900       2,255,210
 *Collins & Aikman Corp.................     30,400         124,640
 Collins Industries, Inc................     30,500         136,030
 *Colorado Medtech, Inc.................     99,300         203,565
 *Columbia Banking System, Inc..........    140,099       1,878,728
 *Columbus McKinnon Corp................    208,500         978,907
 *Com21, Inc............................     30,300          14,847
 *Comarco, Inc..........................    128,600       1,071,881
 *Comdial Corp..........................    150,100          27,768
 *Comforce Corp.........................     64,100          52,882
 *Comfort Systems USA, Inc..............    572,300       1,802,745
 Commercial Bancshares, Inc.............     27,834         870,091
 Commercial Metals Co...................    534,466       8,979,029
 Commercial National Financial Corp.....     12,500         271,437
 Commonwealth Industries, Inc...........    362,700       2,341,228
 *Commscope, Inc........................    311,800       2,806,200
 *Communications Systems, Inc...........     16,800         125,160
 Community Bank System, Inc.............     52,500       1,680,525
 Community Trust Bancorp, Inc...........     90,647       2,674,107
 *Community West Bancshares.............     11,000          50,930
 *Compucom Systems, Inc.................    746,700       4,976,755
 *CompuCredit Corp......................    767,050       5,515,089
 *Computer Access Technology Corp.......    216,200         449,696
 *Computer Horizons Corp................    506,891       1,784,256
 *#Computer Learning Centers, Inc.......     43,300              39
 *#Computer Motion, Inc.................     27,800          27,661
 *Computer Network Technology Corp......    160,677       1,492,689
 *Computer Task Group, Inc..............    104,600         376,560
 CompX International, Inc...............     37,300         312,574
 *Comshare, Inc.........................    123,750         243,169
 *Comstock Resources, Inc...............    516,400       4,358,416
 *Comtech Telecommunications Corp.......     37,500         360,187
 *Concerto Software, Inc................     29,200         185,566
 *Concord Camera Corp...................    370,600       2,232,865
 *Cone Mills Corp.......................    555,000       1,165,500
 *Congoleum Corp. Class A...............     97,400          68,180
 *Conmed Corp...........................    130,441       2,488,162
 *Consolidated Freightways Corp.........    129,100           2,453
 *Consolidated Graphics, Inc............    224,600       4,604,300
 *Continental Airlines, Inc.............    675,800       6,352,520
 *Continental Materials Corp............      4,600         119,600
 *Convera Corp..........................     37,600         117,876
 *#Cooker Restaurant Corp...............    135,000           2,362
 Cooper Tire & Rubber Co................    526,900       8,377,710
 Cooperative Bankshares, Inc............     20,800         332,800

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *CoorsTek, Inc.........................     36,900  $      843,718
 *Copper Mountain Networks, Inc.........      7,580          29,827
 *Core Molding Technologies, Inc........        500             600
 *Corixa Corp...........................    176,100       1,264,398
 Corn Products International, Inc.......    376,900      11,182,623
 *Cornell Companies, Inc................    196,800       1,816,464
 *Correctional Services Corp............    135,800         326,599
 *Corrections Corporation of America....    243,200       4,353,280
 *Corrpro Companies, Inc................    109,675          63,611
 Corus Bankshares, Inc..................     24,900       1,124,484
 *Corvas International, Inc.............     60,500         100,430
 *Cost-U-Less, Inc......................     35,000          44,100
 Cotton States Life Insurance Co........      8,300          80,427
 Courier Corp...........................     10,200         466,905
 *Covansys Corp.........................     39,500         154,642
 *#Covanta Energy Corp..................    413,696           3,930
 *Covenant Transport, Inc. Class A......    246,800       4,365,892
 *Cover-All Technologies, Inc...........     31,901          10,846
 Covest Bancshares, Inc.................     48,825       1,287,515
 CPAC, Inc..............................     81,600         430,848
 CPB, Inc...............................    179,800       4,756,609
 CPI Corp...............................     72,700         930,560
 *Credence Systems Corp.................    423,960       4,583,008
 *Credit Acceptance Corp................    741,300       5,930,400
 *Criticare Systems, Inc................     91,000         319,410
 Crompton Corp..........................    118,400         835,904
 *Cross (A.T.) Co. Class A..............    234,300       1,405,800
 *Cross Media Marketing Corp............      2,922           1,899
 *Crossroads Systems, Inc...............     22,000          21,230
 *Crown Castle International Corp.......  1,187,400       4,702,104
 *Crown Cork & Seal Co., Inc............  1,498,800      12,949,632
 *Crown Crafts, Inc.....................    168,700          79,289
 *Crown Media Holdings, Inc.............    209,424         959,162
 *Crown-Andersen, Inc...................     22,900          82,669
 *#Cryolife, Inc........................     83,300         455,651
 *CSK Auto Corp.........................    189,000       2,360,610
 *CSP, Inc..............................     40,800         109,752
 *CSS Industries, Inc...................    179,800       6,275,020
 CTS Corp...............................    177,800       1,418,844
 Cubic Corp.............................     32,750         555,112
 *Culp, Inc.............................    205,618       1,830,000
 #Cummins Engine Co., Inc...............     96,300       3,027,672
 *Cumulus Media, Inc. Class A...........    344,500       5,710,087
 *CuraGen Corp..........................    384,300       2,056,005
 *Curis, Inc............................         20              22
 Curtiss-Wright Corp....................     86,300       5,307,450
 *Cutter & Buck, Inc....................    143,400         612,318
 *Cyberoptics Corp......................     37,200         265,794
 *Cybersource Corp......................    158,500         397,042
 *Cybex International, Inc..............    114,200         154,170
 *Cylink Corp...........................     14,700          20,212
 *Cypress Semiconductor Corp............    189,000       1,632,960
 *Cysive, Inc...........................    452,800       1,220,296
 *Cytrx Corp............................      2,800             812
 D & K Healthcare Resources, Inc........    113,300       1,045,192
 *D A Consulting Group, Inc.............    118,400          34,336
 *Dairy Mart Convenience Stores, Inc....      9,000             405
 *Daisytek International Corp...........    206,437       1,705,170
 *Dan River, Inc. Class A...............    452,200         813,960
 *Danielson Holding Corp................     74,300         144,885
 *Data I/O Corp.........................     86,400         110,160
 *Data Systems & Software, Inc..........     91,400         163,606
                                           SHARES        VALUE+
                                           ------        ------
 *Datakey, Inc..........................      6,700  $       11,792
 *Datalink Corp.........................    184,900         593,529
 *Dataram Corp..........................     37,210         150,887
 *DataTRAK International, Inc...........     59,200          71,928
 *Dave and Busters, Inc.................    182,140       1,433,442
 *Dawson Geophysical Co.................     72,400         375,394
 *Daxor Corp............................     51,900         807,045
 Deb Shops, Inc.........................     60,900       1,265,197
 *Deckers Outdoor Corp..................    123,800         482,201
 *Decora Industries, Inc................      4,200              29
 Decorator Industries, Inc..............     22,132         117,078
 *Del Global Technologies Corp..........     70,017         159,289
 *Delphax Technologies, Inc.............     70,700         213,514
 Delphi Financial Group, Inc. Class A..     159,333       6,094,487
 Delta Air Lines, Inc...................     30,400         410,400
 Delta Apparel, Inc.....................    104,000       1,534,000
 *Delta Financial Corp..................    144,900         166,635
 Delta Natural Gas Co., Inc.............     27,300         561,015
 *Delta Woodside Industries, Inc........    130,000         643,500
 Deltic Timber Corp.....................    107,400       2,846,100
 *Denali, Inc...........................     69,500           5,907
 *Denbury Resources, Inc................     53,700         554,721
 *Dendreon Corp.........................     29,500         119,475
 *Department 56, Inc....................    124,800       1,531,296
 *Detrex Corp...........................     12,800          44,800
 *Devcon International Corp.............     52,400         348,984
 *DiamondCluster International, Inc.....    315,600       1,134,582
 *Diedrich Coffee, Inc..................         13              58
 *Digi International, Inc...............    340,500       1,035,120
 *Digimarc Corp.........................     11,000         174,955
 *DigitalThink Inc......................    105,100         213,878
 *Digitas, Inc..........................     48,766         154,588
 Dimon, Inc.............................    890,500       5,432,050
 *Diodes, Inc...........................     49,650         534,482
 *Discovery Partners International......    210,779         674,493
 *Ditech Communications Corp............    422,100       1,013,040
 *Diversified Corporate Resources,
   Inc..................................      3,700           1,036
 *divine, Inc. Class A..................     50,353          88,370
 *Dixie Group, Inc......................    185,919         739,958
 *Dixon Ticonderoga Co..................     30,150          55,024
 *Dollar Thrifty Automotive Group,
   Inc..................................    468,000       9,865,440
 *Dominion Homes, Inc...................     76,400       1,281,228
 Donegal Group, Inc. Class A............     62,496         752,139
 Donegal Group, Inc. Class B............     35,448         371,318
 *DoubleClick, Inc......................    132,200         945,230
 Dover Motorsports, Inc.................     88,300         335,540
 Downey Financial Corp..................     23,413         925,048
 DQE, Inc...............................      1,600          23,520
 *#Dress Barn, Inc......................    342,146       4,755,829
 *Drugstore.com, Inc....................    211,400         441,826
 *DT Industries, Inc....................    214,200         535,500
 *Duane Reade, Inc......................    103,900       1,973,061
 *Duckwall-Alco Stores, Inc.............    103,200       1,202,280
 *Ducommun, Inc.........................     50,900         707,510
 *DuPont Photomasks, Inc................    246,500       6,851,467
 *Dura Automotive Systems, Inc..........    311,763       3,031,895
 *DUSA Pharmaceuticals, Inc.............    220,200         402,966
 *DVI, Inc..............................    232,700       2,057,068
 *Dwyer Group, Inc......................      9,200          36,294
 *Dyax Corp.............................    318,600         648,351
 *Dycom Industries, Inc.................    307,932       4,652,853
 *E Com Ventures, Inc...................      6,750          27,169

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
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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *E Trade Group, Inc....................     80,100  $      454,968
 *E-Z-EM, Inc...........................     45,943         413,487
 *E.piphany, Inc........................    386,300       1,923,774
 *Eagle Food Centers, Inc...............     31,075          17,247
 *EarthLink, Inc........................    446,600       2,782,318
 Eastern Co.............................     29,400         329,280
 *#EasyLink Services Corp...............        640             547
 *eBenX, Inc............................    328,600       1,519,775
 eBT International, Inc.................    270,800          27,080
 *ECC International Corp................    103,900         413,522
 Ecology & Environment, Inc. Class A....     28,100         244,470
 Edelbrock Corp.........................     93,940         992,006
 *#Eden Bioscience Corp.................     83,100         136,699
 *Edge Petroleum Corp...................    133,800         456,927
 *Edgewater Technology, Inc.............    248,188       1,041,149
 *Educational Insights, Inc.............     49,300          22,678
 EFC Bancorp, Inc.......................      5,300          90,895
 *eFunds Corp...........................     23,100         208,477
 *El Paso Electric Co...................     33,500         343,375
 *Elcom International, Inc..............      8,200           2,870
 *Elder-Beerman Stores Corp.............    214,500         386,100
 *Electro Rent Corp.....................    227,300       2,748,057
 *Electro Scientific Industries, Inc....     37,500         913,125
 *Electroglas, Inc......................    279,100         714,496
 *Electronics for Imaging, Inc..........     22,300         395,379
 *Elevon, Inc...........................    162,700         213,950
 *Elite Information Group, Inc..........    164,800       1,240,944
 *eLOT, Inc.............................    164,600           1,317
 *eLoyalty Corp.........................     51,900         228,619
 *ELXSI Corp............................     27,900          98,347
 EMC Insurance Group, Inc...............    150,700       2,810,555
 *Emcee Broadcast Products, Inc.........     50,000          14,500
 *EMCORE Corp...........................     40,000         127,400
 *Emisphere Technologies, Inc...........     85,173         338,989
 *Emmis Broadcasting Corp. Class A......    247,200       5,679,420
 Empire District Electric Co............     16,400         299,464
 *EMS Technologies, Inc.................     54,950         836,339
 *#En Pointe Technologies, Inc..........     45,500          43,452
 *Encore Med Corp.......................      3,300           9,141
 *Encore Wire Corp......................     98,500       1,014,057
 *Endologix, Inc........................    110,900         129,198
 Energen Corp...........................     30,000         801,600
 *Energy Partners, Ltd..................     11,100         102,675
 *Enesco Group, Inc.....................    296,900       2,099,083
 *#Entrada Networks, Inc................     31,780           6,833
 *Entravision Communications Corp.......    728,000       7,942,480
 *Entrust Technologies, Inc.............    150,700         605,814
 *Environmental Elements Corp...........     14,500          33,785
 *Environmental Technologies Corp.......     35,800             895
 *ePlus, Inc............................     75,300         556,090
 *ePresence, Inc........................    311,900         750,119
 *Equity Marketing, Inc.................      4,100          48,175
 *Equity Oil Co.........................    180,300         347,077
 *Esco Technologies, Inc................    224,200       8,230,382
 Espey Manufacturing & Electronics
   Corp.................................      3,800          74,575
 *Essential Therapeutics, Inc...........     61,500          33,210
 *Esterline Technologies Corp...........    320,142       6,290,790
 *Ethyl Corp............................    236,220       1,360,627
 *Evans & Sutherland Computer Corp......    184,000         989,000
 *#Evergreen Solar, Inc.................     85,600         123,264
 *Evolving Systems, Inc.................      4,300           3,870
                                           SHARES        VALUE+
                                           ------        ------
 *Exabyte Corp..........................    308,600  $      239,165
 *Exar Corp.............................    273,600       3,863,232
 *eXcelon Corp..........................        582           1,830
 *Exelixis, Inc.........................    128,283       1,159,678
 *Exponent, Inc.........................     88,600       1,145,155
 *Extended Stay America, Inc............    532,000       7,442,680
 *Extended Systems, Inc.................     20,900          42,636
 *Extensity, Inc........................    168,900         293,886
 *Ezcorp, Inc. Class A Non-Voting.......    237,900         764,848
 Fab Industries, Inc....................     82,381         710,536
 *Fairchild Corp. Class A...............    466,029       2,358,107
 *Falcon Products, Inc..................    135,300         538,494
 *#FalconStor Software, Inc.............     48,800         241,560
 Farmer Brothers Co.....................        484         150,526
 *Faro Technologies, Inc................     37,400          77,044
 FBL Financial Group, Inc. Class A......    496,700       8,329,659
 *Featherlite Manufacturing, Inc........     27,900          66,960
 Fedders Corp...........................    104,400         273,528
 Federal Screw Works....................      2,500         103,762
 *#Federal-Mogul Corp...................    860,700         374,404
 FFLC Bancorp...........................     50,833       1,487,882
 *Fibermark, Inc........................    105,150         711,865
 *Fiberstars, Inc.......................     17,100          63,441
 Fidelity Bancorp, Inc..................     46,550       1,249,169
 Fidelity Bankshares, Inc...............     11,232         212,341
 *Fidelity Federal Bancorp..............     20,000          36,100
 Fidelity National Corp.................     91,300         792,484
 *Finish Line, Inc. Class A.............    384,200       4,068,678
 *Finishmaster, Inc.....................    120,000       1,401,600
 *Finlay Enterprises, Inc...............     64,100         820,480
 *Firebrand Financial Group, Inc........     86,400             907
 First American Financial Corp..........      9,850         201,826
 *First Aviation Services, Inc..........      9,000          36,630
 First Bancorp..........................     60,369       1,487,492
 First Bell Bancorp, Inc................     63,300       1,319,805
 *First Cash Financial Services, Inc....    144,800       1,466,100
 First Charter Corp.....................      3,300          60,027
 First Citizens Bancshares, Inc.........     10,300       1,038,240
 First Defiance Financial Corp..........    128,500       2,505,750
 First Essex Bancorp....................     80,900       2,843,230
 First Federal Bancshares of Arkansas,
   Inc..................................     56,900       1,430,750
 First Federal Capital Corp.............    127,620       2,445,199
 *First Horizon Pharmaceutical Corp.....     86,200         521,941
 First Indiana Corp.....................    116,132       2,425,417
 *First Investors Financial Services
   Group, Inc...........................    120,900         371,163
 First Keystone Financial, Inc..........     37,300         593,443
 *First Mariner Bank Corp...............     52,200         561,933
 First Midwest Financial, Inc...........     32,400         508,194
 First Oak Brook Bancshares, Inc.
   Class A..............................     24,100         777,827
 First Place Financial Corp.............    173,345       2,934,731
 *First Republic Bank...................    223,478       4,648,342
 First Sentinel Bancorp, Inc............    162,000       2,371,680
 FirstBank NW Corp......................     14,100         293,844
 FirstFed America Bancorp, Inc..........     40,833       1,024,908
 *FirstFed Financial Corp...............    317,900       8,662,775
 *Firstwave Technologies, Inc...........     15,233         222,783
 *Fischer Imaging Corp..................     46,600         226,476
 Flag Financial Corp....................     22,650         257,644
 Flagstar Bancorp, Inc..................     89,475       1,632,919

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
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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Flanders Corp.........................    579,000  $    1,050,885
 *#Fleetwood Enterprises, Inc...........    580,100       4,780,024
 #Fleming Companies, Inc................    514,472       3,858,540
 Flexsteel Industries, Inc..............     90,400       1,420,184
 Florida East Coast Industries, Inc.....     25,200         583,380
 Florida Public Utilities Co............      1,800          27,180
 *Florsheim Group, Inc..................     81,700             662
 *Flow International Corp...............     19,500          66,397
 Flowers Foods, Inc.....................    202,300       4,869,361
 *Flowserve Corp........................     96,300       1,465,686
 Flushing Financial Corp................    195,675       3,357,783
 FNB Financial Services Corp............     13,900         224,624
 *FOCUS Enhancements, Inc...............     50,460          71,653
 *Foodarama Supermarkets, Inc...........     12,900         354,750
 Foothill Independent Bancorp...........     30,425         570,773
 *Footstar, Inc.........................    212,200       1,341,104
 *Forest Oil Corp.......................    122,705       3,263,953
 *Forgent Networks, Inc.................    369,300         819,846
 *Foster (L.B.) Co. Class A.............    162,400         669,088
 *#Foster Wheeler, Ltd..................    927,100       1,557,528
 *#FPIC Insurance Group, Inc............    168,300       1,093,950
 Frankfort First Bancorp, Inc...........     24,650         424,103
 Franklin Bancorp, Inc..................     49,283         891,776
 *Franklin Covey Co.....................    352,700         599,590
 *Franklin Electronic Publishers,
   Inc..................................    112,300         271,766
 Fremont General Corp...................  1,319,600       5,542,320
 Frequency Electronics, Inc.............     97,600         845,216
 *Fresh America Corp....................     32,200              32
 Fresh Brands, Inc......................      2,900          40,165
 *Fresh Choice, Inc.....................     65,100         120,109
 *Friede Goldman Halter, Inc............    461,645           2,539
 *Friedman Billings Ramsey Group, Inc.
   Class A..............................     73,300         659,700
 Friedman Industries, Inc...............    108,195         259,668
 Friedmans, Inc. Class A................    328,100       2,908,606
 Frisch's Restaurants, Inc..............     92,392       1,790,557
 *Frontier Airlines, Inc................    221,100       1,273,536
 *Frozen Food Express Industries, Inc...    328,600         801,784
 FSF Financial Corp.....................     16,100         377,142
 *FSI International, Inc................    421,300       1,906,382
 *FuelCell Energy, Inc..................    167,075       1,513,699
 *G-III Apparel Group, Ltd..............     98,600         727,668
 GA Financial, Inc......................     71,200       1,587,760
 *Gadzooks, Inc.........................    152,900         785,906
 *Galey & Lord, Inc.....................    186,300           9,315
 *Galyan's Trading Co...................    155,200       2,088,216
 *GameTech International, Inc...........     79,900         368,738
 *Garden Fresh Restaurant Corp..........     78,000         879,840
 *Gateway, Inc..........................    595,600       2,269,236
 GATX Corp..............................     75,000       1,809,750
 *Gaylord Entertainment Co..............    469,700       9,347,030
 GBC Bancorp............................     66,600       1,338,327
 *GC Companies, Inc.....................    135,900          33,975
 *Geerlings & Wade, Inc.................     27,500          33,275
 *Gehl Co...............................    109,800         981,612
 *Genaissance Pharmaceuticals, Inc......    109,600         106,860
 Gencorp, Inc...........................    571,900       4,632,390
 *Gene Logic, Inc.......................    159,100       1,252,117
 *General Binding Corp..................      4,100          53,443
 General Cable Corp.....................    227,600         978,680
 *General Communications, Inc.
   Class A..............................    709,500       4,154,122
                                           SHARES        VALUE+
                                           ------        ------
 *General Datacomm Industries, Inc......     20,100  $          904
 *Genesee & Wyoming, Inc................    115,825       2,270,170
 *Genesis Microchip, Inc................    229,756       4,566,400
 *Genlyte Group, Inc....................     70,400       2,341,504
 *Genome Therapeutics Corp..............     13,100          24,497
 *GenStar Therapeutics Corp.............      4,800           1,680
 Gentiva Health Services, Inc...........     94,475         773,750
 *Gerber Scientific, Inc................    399,700       1,618,785
 Gevity HR, Inc.........................    131,100         520,467
 *Giant Group, Ltd......................     50,600          56,925
 *Giant Industries, Inc.................    185,200         629,680
 Gibraltar Steel Corp...................    162,100       3,107,457
 *Giga-Tronics, Inc.....................     28,800          48,528
 *Gish Biomedical, Inc..................     47,900          81,909
 Glatfelter (P.H.) Co...................    691,900       9,008,538
 *Glenayre Technologies, Inc............    996,900       1,360,768
 *Globecomm Systems, Inc................     24,800          83,204
 *GlobespanVirata, Inc..................    368,700       1,603,845
 *GoAmerica, Inc........................    701,100         326,011
 Golden Enterprises, Inc................     17,200          66,650
 *Golden State Vintners, Inc............     82,600         154,462
 *Good Guys, Inc........................    373,600       1,012,456
 *Goodys Family Clothing, Inc...........    567,900       2,478,883
 Gorman-Rupp Co.........................     44,000       1,137,400
 *Gottschalks, Inc......................    223,800         420,744
 *GP Strategies Corp....................    222,665       1,057,659
 *Gradco Systems, Inc...................      2,201           5,943
 Graham Corp............................     25,950         262,095
 *Graphic Packaging International
   Corp.................................    622,200       4,324,290
 Gray Television, Inc...................     41,150         516,432
 Great American Financial Resources,
   Inc..................................     95,000       1,505,750
 *Great Atlantic & Pacific Tea Co.,
   Inc..................................    649,600       4,949,952
 *Greenbriar Corp.......................        535           2,942
 *Greenbrier Companies, Inc.............    237,300       1,601,775
 *Griffin Land & Nurseries, Inc.
   Class A..............................     25,000         348,000
 *Griffon Corp..........................    440,780       5,487,711
 *Group 1 Automotive, Inc...............     18,000         427,500
 *GTC Biotherapeutics, Inc..............    298,600         344,883
 *GTSI Corp.............................    137,500       1,817,750
 Guaranty Federal Bancshares, Inc.......     15,300         239,674
 *Guaranty Financial Corp...............     20,500         275,315
 *Guess, Inc............................      3,800          19,912
 *Guilford Mills, Inc...................     10,087          36,818
 *Guilford Pharmaceuticals, Inc.........    210,100       1,045,247
 *Gulfmark Offshore, Inc................    202,700       3,048,608
 *Gundle/SLT Environmental, Inc.........    242,500       2,165,525
 *Ha-Lo Industries, Inc.................    223,600             894
 Haggar Corp............................    102,625       1,220,724
 *Hain Celestial Group, Inc.............     71,200         971,524
 *Halifax Corp..........................     24,000         152,400
 *Hall Kinion Associates, Inc...........    158,581         903,119
 *Hallwood Group, Inc...................        100             663
 *#Hamilton Bancorp, Inc................     13,000             585
 *Hampshire Group, Ltd..................     19,100         383,528
 *Handleman Co..........................    476,436       5,359,905
 *Hanger Orthopedic Group, Inc..........    277,000       3,601,000
 *Hanover Compressor Co.................    524,300       6,018,964
 Hardinge, Inc..........................    148,600       1,017,910
 *Harken Energy Corp....................      1,300             260
 Harleysville Group, Inc................    422,600      11,023,521
 *Harmonic Lightwaves, Inc..............      4,100          12,935

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Harolds Stores, Inc...................      2,000  $        3,700
 *Harris Interactive, Inc...............     25,000          84,625
 *Hartmarx Corp.........................    696,000       1,893,120
 *Harvest Natural Resources, Inc........    340,800       2,515,104
 *Hastings Entertainment, Inc...........    174,000         764,730
 *Hastings Manufacturing Co.............      1,700          14,467
 *Hauser, Inc...........................     42,275          14,162
 Haverty Furniture Co., Inc.............    264,500       3,438,500
 *Hawaiian Holdings, Inc................    506,255       1,037,823
 *Hawk Corp.............................    184,600         345,202
 *Hawthorne Financial Corp..............     71,000       2,042,315
 *#Hayes Lemmerz International, Inc.....      1,700             518
 *Headway Corporate Resources, Inc......     93,100           5,586
 *Health Management Systems, Inc........    276,400       1,007,478
 *Healthcare Services Group, Inc........    184,100       2,267,191
 *Healthcor Holdings, Inc...............     65,300             196
 *Hector Communications Corp............     10,600         119,780
 *HEI, Inc..............................      1,300           3,932
 Heico Corp.............................    103,200       1,238,400
 Heico Corp. Class A....................      3,129          29,381
 *Heidrick & Struggles International,
   Inc..................................    165,400       2,629,033
 *Hercules, Inc.........................    264,800       2,494,416
 Heritage Financial Corp................     24,100         412,833
 *Hexcel Corp...........................    599,250       1,468,162
 HF Financial Corp......................     49,650         687,404
 *Hi-Tech Pharmacal, Inc................     30,400         598,728
 *Hirsch International Corp. Class A....     90,000          30,150
 *HMI Industries, Inc...................     27,800          21,128
 HMN Financial, Inc.....................     74,100       1,247,103
 *Hoenig Group Escrow...................    104,700          24,081
 *Holiday RV Superstores, Inc...........      6,880          17,200
 Hollinger International, Inc.
   Class A..............................      8,300          81,257
 Holly Corp.............................    243,700       5,327,282
 *Hollywood Casino Corp. Class A........     32,800         404,752
 *Hollywood Media Corp..................    284,700         296,088
 *Hologic, Inc..........................     32,477         447,695
 Home Federal Bancorp...................     34,875         840,662
 *Home Products International, Inc......    125,550         524,799
 *Homegold Financial, Inc...............     50,000           5,250
 *Homeland Holding Corp.................      6,900              35
 *HomeStore.com, Inc....................     51,200          66,560
 *Hoover's, Inc.........................      3,700          20,627
 Horizon Financial Corp.................    142,367       1,739,725
 *Horizon Health Corp...................    101,200       1,521,036
 *Horizon Offshore, Inc.................    437,400       2,525,985
 *#House2Home, Inc......................    839,650           1,301
 *Houston Exploration Co................    312,600       9,784,380
 #Howell Corp...........................    106,554       2,206,733
 *HPSC, Inc.............................     44,100         348,390
 *Hub Group, Inc. Class A...............    109,500         670,140
 Hudson River Bancorp, Inc..............    172,100       4,565,813
 *Hudson Technologies, Inc..............     54,900          73,566
 *Huffy Corp............................    172,600       1,225,460
 Hughes Supply, Inc.....................    389,350      12,264,525
 *Hunt (J.B.) Transport Services,
   Inc..................................    625,700      17,238,035
 Hunt Corp..............................    137,150       1,706,146
 *Hurco Companies, Inc..................     92,800         163,328
 Hurry, Inc.............................     46,100           6,684
 *Hutchinson Technology, Inc............    233,000       6,320,125
 *Huttig Building Products, Inc.........     65,600         213,200
 *Hycor Biomedical, Inc.................     61,600         131,824
                                           SHARES        VALUE+
                                           ------        ------
 *Hypercom Corp.........................    639,600  $    1,662,960
 *#Hyseq, Inc...........................    129,300         131,239
 *I-many, Inc...........................    418,200       1,212,780
 *I-Sector Corporation..................     68,500         103,777
 Iberiabank Corp........................     61,000       2,331,725
 *Ibis Technology Corp..................     24,200         143,990
 ICN Pharmaceuticals, Inc...............    325,000       3,818,750
 *Ico, Inc..............................    264,300         356,805
 *ICT Group, Inc........................     38,300         652,823
 *iDine Rewards Network, Inc............     25,800         282,510
 *IDT Corp..............................    416,800       7,773,320
 *IDT Corp. Class B.....................    118,400       2,103,968
 *IEC Electronics Corp..................    130,200          25,389
 *iGate Capital Corp....................    517,000       1,768,140
 *IHOP Corp.............................     45,200       1,087,060
 Ikon Office Solutions, Inc.............  1,236,600       9,422,892
 *ILEX Oncology, Inc....................     16,600         180,525
 *Illumina, Inc.........................     11,000          52,030
 *Image Entertainment, Inc..............     29,400          46,746
 *Imation Corp..........................     36,300       1,494,108
 IMC Global, Inc........................    415,800       5,426,190
 *IMCO Recycling, Inc...................    336,300       2,599,599
 *Immunogen, Inc........................    241,627         949,594
 *Impath, Inc...........................     41,600         689,104
 *#Impco Technologies, Inc..............    190,200         931,980
 *Imperial Credit Industries, Inc.......    585,200           2,048
 *#Imperial Sugar Co....................    282,800               0
 *Imperial Sugar Co.....................      2,355           4,712
 *Impreso.com, Inc......................      6,500          13,942
 *Incyte Genomics, Inc..................    548,800       2,966,264
 Independence Holding Co................     57,860       1,159,804
 *Industrial Distribution Group, Inc....    172,400         448,240
 *#IndyMac Bancorp, Inc.................     20,400         370,260
 *Inet Technologies, Inc................      5,500          27,335
 *Infinium Software, Inc................     74,400         516,708
 *Infocrossing, Inc.....................     23,000         153,755
 *InFocus Corp..........................    355,200       2,699,520
 *Infogrames, Inc.......................     11,280          31,471
 *Infonet Services Corp.................     49,500         118,305
 *Informatica Corp......................     23,800         164,577
 *Information Holdings, Inc.............     22,100         344,981
 *Information Resources, Inc............    533,600       1,731,532
 *Inforte Corp..........................    104,600         763,580
 Ingles Market, Inc. Class A............    211,100       2,455,093
 *Innotrac Corp.........................    165,800         405,381
 *Innovative Clinical Solutions, Ltd....      8,426              59
 *Innovex, Inc..........................    204,000         690,540
 *Input/Output, Inc.....................    663,400       3,482,850
 *Insight Communications Co., Inc.......    357,500       4,971,037
 *Insight Enterprises, Inc..............    110,200       1,106,959
 *Insignia Financial Group, Inc.........    429,532       3,242,967
 *Insilco Holding Co....................        432              89
 *Insituform East, Inc..................     31,200          12,948
 *Insmed, Inc...........................    183,300         119,145
 *Insteel Industries, Inc...............    123,800          99,040
 *Instinet Group, Inc...................    214,600         746,808
 *Insurance Auto Auctions, Inc..........    201,200       3,159,846
 *Insurance Management Solutions,
   Inc..................................     19,600          56,840
 *InsWeb Corp...........................     23,166          34,054
 *#Integra, Inc.........................     97,800             513
 *IntegraMed America, Inc...............     56,200         346,473

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Integrated Device Technology, Inc.....     16,000  $      172,560
 *Integrated Electrical Services,
   Inc..................................    678,400       2,645,760
 *Integrated Information Systems, Inc...     36,100          14,981
 *Integrated Silicon Solution, Inc......    212,722       1,240,169
 *Integrated Telecom Express, Inc.......      8,200          12,587
 *Integrity Media, Inc..................     23,100         119,658
 *Intelligent Systems Corp..............     52,375          94,275
 *Intelligroup, Inc.....................     79,100          61,302
 Inter Parfums, Inc.....................    230,100       1,746,459
 *InterCept Group, Inc..................    103,300       1,786,057
 Interface, Inc. Class A................    744,200       3,099,593
 *Interland, Inc........................    154,800         301,860
 Intermet Corp..........................    403,600       1,907,010
 *International Aircraft Investors......     38,500          46,007
 International Aluminum Corp............     55,800       1,049,040
 *International Multifoods Corp.........    366,000       7,312,680
 *International Remote Imaging Systems,
   Inc..................................      6,200          15,376
 *International Shipholding Corp........     80,650         473,415
 *International Speciality Products,
   Inc..................................    557,290       5,656,493
 *International Total Services, Inc.....     74,900              45
 *Internet Commerce Corp................     50,000          85,250
 *Internet Pictures Corp................      7,500           9,900
 *Interphase Corp.......................      1,300           5,187
 Interpool, Inc.........................    591,600       9,980,292
 *Interstate Hotels & Resorts, Inc......     18,140          74,374
 *Interstate National Dealers Services,
   Inc..................................      7,800          44,382
 *Intervisual Books, Inc. Class A.......      9,900           5,841
 *Intervoice, Inc.......................     96,200         203,463
 *Interwoven, Inc.......................    344,500         981,825
 *Intest Corp...........................      8,500          32,512
 *Intevac, Inc..........................      5,100          18,564
 *Intrusion, Inc........................     99,200          44,640
 Investors Title Co.....................     18,200         378,560
 *Invivo Corp...........................     53,700         722,265
 *Iomega Corp...........................    174,000       1,487,700
 *Ionics, Inc...........................    323,900       7,287,750
 *Iridex Corp...........................     89,000         290,585
 Isco, Inc..............................     86,900         701,717
 *ITC Learning Corp.....................     49,200             394
 *ITLA Capital Corp.....................    148,700       5,144,276
 *ITXC Corp.............................    541,120       1,563,837
 *iVillage, Inc.........................     10,200           9,843
 *IXYS Corp.............................    118,419         850,841
 *J & J Snack Foods Corp................     50,800       1,695,196
 *J Net Enterprises, Inc................    108,700          69,568
 *J. Alexander's Corp...................     89,800         285,564
 Jacksonville Bancorp, Inc..............     16,600         461,397
 *Jaclyn, Inc...........................     26,900          77,337
 *Jaco Electronics, Inc.................    105,669         367,728
 *Jakks Pacific, Inc....................    226,313       3,475,036
 *JDA Software Group, Inc...............    143,800       1,689,650
 JLG Industries, Inc....................    150,800       1,409,980
 *JLM Industries, Inc...................    128,200         153,199
 *JNI Corp..............................    360,000       1,159,200
 *Jo-Ann Stores, Inc. Class B...........     34,400         703,824
 *Johnson Outdoors, Inc.................    121,800       1,184,505
 *Joy Global, Inc.......................    169,200       2,016,864
 *JPM Co................................     85,200             256
 *JPS Industries, Inc...................     43,200         160,056
 *Jupitermedia Corp.....................     73,900         160,732
                                           SHARES        VALUE+
                                           ------        ------
 *K-Tron International, Inc.............      6,300  $       85,837
 *K2, Inc...............................    323,880       3,413,695
 *Kadant, Inc...........................    224,300       3,386,930
 *Kaiser Aluminum Corp..................  1,269,865          97,145
 Kaman Corp. Class A....................    460,100       4,923,070
 *Kansas City Southern Industries,
   Inc..................................    770,200       9,820,050
 *Katy Industries, Inc..................    133,000         442,890
 *KBK Capital Corp......................     12,075           3,019
 *#KCS Energy, Inc......................    183,900         262,977
 *Keane, Inc............................    222,300       2,045,160
 *#Kellstrom Industries, Inc............    115,100           1,024
 Kellwood Co............................    440,917      12,552,907
 Kelly Services, Inc....................     30,300         751,137
 *Kemet Corp............................    300,100       3,262,087
 *Kendle International, Inc.............    175,700       1,595,356
 Kennametal, Inc........................    164,500       5,744,340
 *Kennedy-Wilson, Inc...................     43,900         152,333
 *Kentucky Electric Steel, Inc..........     32,600           6,520
 Kentucky First Bancorp, Inc............     11,600         186,180
 *Kevco, Inc............................    138,800             833
 Kewaunee Scientific Corp...............     31,100         323,284
 *Key Energy Group, Inc.................    375,800       3,382,200
 *Key Technology, Inc...................     63,100         339,163
 *Key Tronic Corp.......................    151,900         199,749
 *Key3Media Group, Inc..................    194,200           3,593
 *Keynote Systems, Inc..................    288,000       2,377,440
 *Keystone Automotive Industries, Inc...    246,580       3,867,607
 *#Keystone Consolidated Industries,
   Inc..................................     18,342          11,189
 *kforce.com, Inc.......................    642,578       2,551,035
 Kimball International, Inc. Class B....    351,600       5,184,342
 *Kimmins Corp..........................     16,000           8,800
 *Kinark Corp...........................     73,400         109,733
 *Kindred Healthcare, Inc...............    272,700       4,543,182
 *Kirby Corp............................        800          20,240
 *Kit Manufacturing Co..................     11,100          18,315
 Klamath First Bancorp, Inc.............    135,000       2,045,925
 Knape & Vogt Manufacturing Co..........     37,434         369,474
 *Knight Trading Group, Inc.............    494,038       3,112,439
 *Koala Corp............................     45,200          13,108
 *Korn/Ferry International..............     80,900         782,303
 *Kroll, Inc............................      2,799          52,495
 *Kulicke & Soffa Industries, Inc.......    108,600         635,853
 *Kushner-Locke Co......................     68,900             372
 *KVH Industries, Inc...................     51,800         451,178
 *LabOne, Inc...........................    129,850       2,355,479
 *#Labranche & Co., Inc.................     25,000         758,750
 *LaCrosse Footwear, Inc................     29,400          80,703
 *Ladish Co., Inc.......................    252,200       1,812,057
 *Lakeland Industries, Inc..............      9,790          72,397
 *Lakes Entertainment, Inc..............    119,825         699,778
 *Lamson & Sessions Co..................    207,200         648,536
 *Lancer Corp...........................    108,400         878,040
 *Landair Corp..........................     38,700         481,622
 Landamerica Financial Group, Inc.......    312,612      11,222,771
 Landry's Seafood Restaurants, Inc......    337,435       7,248,104
 *Lantronix, Inc........................    139,900         125,211
 *Large Scale Biology Corp..............    113,000         131,080
 *Larscom, Inc..........................     59,200          25,160
 *Laser Pacific Media Corp..............     16,300          29,096
 *Latitude Communications, Inc..........     33,000          49,830
 *Lattice Semiconductor Corp............    283,400       2,841,085

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Lawson Products, Inc...................    218,400  $    6,673,212
 *Layne Christensen Co..................    185,700       1,573,808
 *Lazare Kaplan International, Inc......    126,800         671,406
 *LCC International, Inc. Class A.......     31,200          64,584
 *Lechters, Inc.........................    263,400             105
 *Lecroy Corp...........................      3,100          34,193
 *Legato Systems, Inc...................    110,300         597,275
 Lennox International, Inc..............    104,400       1,482,480
 *Lesco, Inc............................    113,200       1,564,990
 *#Level 8 Systems, Inc.................      7,666           3,680
 *Lexent, Inc...........................     39,400          42,946
 *Lexicon Genetics, Inc.................      3,300          13,382
 *Liberate Technologies, Inc............    662,100         956,735
 Liberty Bancorp, Inc...................      2,800          73,906
 Liberty Corp...........................    175,100       7,002,249
 Lifetime Hoan Corp.....................    143,000         707,850
 *Lightbridge, Inc......................     30,100         212,055
 *#LightPath Technologies, Inc..........    250,400         150,240
 Lillian Vernon Corp....................    139,800         622,110
 *#Lipid Sciences, Inc..................     87,400         120,612
 *Liquid Audio, Inc.....................    220,200         580,227
 *Lithia Motors, Inc. Class A...........     47,000         755,290
 *LMI Aerospace, Inc....................     29,100          59,510
 LNR Property Corp......................    437,200      15,914,080
 *Lodgenet Entertainment Corp...........     26,000         276,120
 *Lodgian, Inc..........................    388,300          25,240
 *Logic Devices, Inc....................     92,700         100,116
 *LogicVision, Inc......................    157,400         370,677
 Lone Star Steakhouse & Saloon, Inc.....    453,148       8,580,357
 *Lone Star Technologies, Inc...........    130,100       2,010,045
 Longs Drug Stores Corp.................    159,600       3,231,900
 Longview Fibre Co......................    784,540       6,088,030
 *Louisiana-Pacific Corp................  1,296,900      11,620,224
 LSB Corp...............................      3,500          42,473
 LSI Industries, Inc....................     13,300         140,581
 *#LTWC Corp............................     15,297           1,683
 *LTX Corp..............................    108,000         994,680
 *Luby's, Inc...........................    463,400       1,923,110
 Lufkin Industries, Inc.................    104,500       2,713,343
 *Lydall, Inc...........................    294,700       3,212,230
 *Lynch Corp............................      6,200          44,950
 *M & F Worldwide Corp..................    269,400       1,480,353
 *M.H. Meyerson & Co., Inc..............     94,700          43,562
 M/I Schottenstein Homes, Inc...........    255,600       7,463,520
 *Mac-Gray Corp.........................    287,700         966,672
 *Mackie Designs, Inc...................      1,000           1,385
 *Macromedia, Inc.......................    103,400       1,272,854
 *Made2Manage Systems, Inc..............     89,000         288,805
 *Magic Lantern Group, Inc..............     28,600          37,180
 *#Magna Entertainment Corp.............    164,800       1,070,376
 *Magnetek, Inc.........................    418,700       2,432,647
 *Magnum Hunter Resources, Inc..........    512,500       2,946,875
 *MAII Holdings, Inc....................     62,700           9,719
 *Mail-Well, Inc........................    492,200       1,033,620
 *Main Street & Main, Inc...............    138,300         293,888
 Maine Public Service Co................        400          12,800
 *Mallon Resources Corp.................     18,800          21,150
 *Management Network Group, Inc.........     50,200          95,631
 *Manchester Technologies, Inc..........    178,200         367,092
 *Manning (Greg) Auctions, Inc..........        500             708
 *Manufacturers' Services Ltd...........     33,300         169,497
 *Manugistic Group, Inc.................    313,261       1,240,514
                                           SHARES        VALUE+
                                           ------        ------
 *Mapinfo Corp..........................    127,400  $      894,985
 Marcus Corp............................    287,700       4,027,800
 *Marimba, Inc..........................     60,600          98,172
 Marine Products Corp...................     67,500         742,500
 *MarineMax, Inc........................     25,300         316,250
 *Marisa Christina, Inc.................     94,000         131,600
 Maritrans, Inc.........................    108,300       1,310,430
 *MarketWatch.com, Inc..................    243,200       1,217,216
 *MarkWest Hydrocarbon, Inc.............    155,500         922,115
 *Marlton Technologies, Inc.............     98,600          22,678
 Marsh Supermarkets, Inc. Class A.......     36,900         451,287
 Marsh Supermarkets, Inc. Class B.......     59,400         714,285
 Massbank Corp..........................     63,149       1,949,094
 Massey Energy Co.......................    589,700       5,218,845
 *Mastec, Inc...........................    617,600       2,476,576
 *Material Sciences Corp................    331,567       4,641,938
 *Matlack Systems, Inc..................    144,592             130
 *Matria Healthcare, Inc................    152,025       1,496,686
 *Matrix Bancorp, Inc...................      5,000          48,350
 *Matrix Service Co.....................    148,500       1,378,823
 *Mattson Technology, Inc...............    592,165       2,105,147
 *Maverick Tube Corp....................     19,500         250,185
 *Max & Ermas Restaurants, Inc..........        500           8,135
 *Maxco, Inc............................     38,500         255,448
 *Maxcor Financial Group, Inc...........     34,700         214,273
 *Maxicare Health Plans, Inc............     44,800             134
 *Maxim Pharmaceuticals, Inc............    261,900         945,459
 *Maxtor Corp...........................    316,732       1,716,687
 *Maxwell Shoe Company, Inc.............    108,450       1,208,133
 *Maxwell Technologies, Inc.............     91,300         681,098
 *Maxxam, Inc...........................    105,500         970,600
 *Maxygen, Inc..........................     87,900         703,200
 *Mayor's Jewelers, Inc.................    336,600         121,176
 *McClain Industries, Inc...............        600             522
 McGrath Rent Corp......................     98,500       2,310,810
 *MCK Communications, Inc...............    192,900         228,587
 McRae Industries, Inc. Class A.........      1,000           9,250
 *MCSI, Inc.............................    402,600       2,318,976
 MDC Holdings, Inc......................    187,328       6,687,610
 *Meade Instruments Corp................    245,800         817,285
 *Meadow Valley Corp....................     44,064          39,217
 *Meadowbrook Insurance Group, Inc......    216,800         418,424
 *Medarex, Inc..........................    185,200         925,074
 *Media 100, Inc........................      9,600          11,088
 *#Media Arts Group, Inc................    139,800         489,300
 Media General, Inc. Class A............     45,600       2,673,528
 *Medialink Worldwide, Inc..............     63,000         212,625
 *Medical Resources, Inc................     62,918              35
 *Medical Resources, Inc................      1,619               0
 *Medicore, Inc.........................     58,600          72,078
 *Medstone International, Inc...........     72,600         213,807
 *MEMC Electronic Materials, Inc........    290,100       2,645,712
 *Mercator Software, Inc................     21,400          25,145
 Merchants Group, Inc...................     23,900         525,800
 *Mercury Air Group, Inc................     15,300          46,053
 *Meridian Resource Corp................    125,800         109,446
 *Merisel, Inc..........................      3,600           7,830
 *Merix Corp............................    273,200       3,037,984
 *Merrimac Industries, Inc..............     25,270         131,404
 *Mesa Air Group, Inc...................    280,100       1,667,996
 *Mesa Labs, Inc........................     18,500         119,233
 *Mesaba Holdings, Inc..................    230,996       1,451,810

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
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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Mestek, Inc...........................     13,500  $      244,350
 *Meta Group, Inc.......................     11,400          24,795
 *MetaSolv Software, Inc................    492,800       1,094,016
 *Metatec Corp. Class A.................    124,900          23,731
 #Metris Companies, Inc.................    317,800       1,376,074
 *Metrocall, Inc........................    390,510           3,319
 *Metrologic Instruments, Inc...........     44,200         328,848
 *Metromedia International Group, Inc...    612,000          61,200
 MFB Corp...............................     17,700         387,188
 *MFRI, Inc.............................     59,900         105,125
 MGP Ingredients, Inc...................    112,300         840,004
 *Michael Anthony Jewelers, Inc.........     93,900         164,795
 *Micro Component Technology, Inc.......     20,800           8,736
 *Micro Linear Corp.....................    189,700         725,603
 MicroFinancial, Inc....................    102,000         164,220
 *Micromuse, Inc........................     96,700         432,733
 *Micros to Mainframes, Inc.............      6,200           4,774
 *Microsemi Corp........................    113,000         719,810
 *Microtek Medical Holdings, Inc........    597,600       1,305,756
 *Microtune, Inc........................    158,100         652,953
 *Midas, Inc............................    250,700       2,005,600
 *Middleby Corp.........................    170,000       1,768,000
 Middlesex Water Co.....................     11,250         250,763
 Midland Co.............................     49,800         979,566
 *Midway Games, Inc.....................     41,200         297,464
 *Midwest Express Holdings, Inc.........     53,800         363,150
 MIIX Group, Inc........................     55,100         107,445
 *Mikohn Gaming Corp....................    179,000         551,320
 Milacron, Inc..........................    610,200       4,076,136
 Millennium Chemicals, Inc..............    844,750       9,207,775
 *Miller Industries, Inc................    159,210         542,906
 *Millerbuilding Systems Escrow Shares..     46,200          13,860
 *Miltope Group, Inc....................     53,600         171,520
 Mine Safety Appliances Co..............     90,400       2,992,240
 Minerals Technologies, Inc.............     31,800       1,372,170
 Minuteman International, Inc...........      9,000          82,890
 *MIPS Technologies, Inc................    214,200         675,801
 *Mission Resources Corp................    308,700         134,285
 *Mississippi Chemical Corp.............    323,200         171,296
 *Mitcham Industries, Inc...............    143,100         175,298
 *MKS Instruments, Inc..................    116,900       2,228,699
 *Mobile Mini, Inc......................    162,000       2,413,800
 *Modem Media, Inc......................      1,500           3,720
 Modine Manufacturing Co................     39,400         754,707
 *Modtech Holdings, Inc.................    146,500       1,402,005
 *Moldflow Corp.........................     51,400         379,332
 *Monarch Dental Corp...................     23,066         102,644
 *Mondavi (Robert) Corp. Class A........    136,500       4,772,040
 *Monro Muffler Brake, Inc..............     83,730       1,505,047
 *Monterey Bay Bancorp, Inc.............     46,100         919,926
 *Moog, Inc. Class A....................    146,975       4,304,898
 *Moog, Inc. Class B....................     19,200         624,000
 *Moore Handley, Inc....................      2,000           4,630
 *Moore Medical Corp....................     43,300         337,740
 *Mother's Work, Inc....................     50,500       1,938,443
 *Motor Car Parts & Accessories, Inc....     71,200         199,360
 Movado Group, Inc......................    178,150       3,171,070
 *MPS Group, Inc........................  1,529,700       9,178,200
 *MRV Communications, Inc...............    713,600       1,259,504
 *MSC Software Corp.....................    265,200       1,946,568
 *#MTI Technology Corp..................        300             186
 MTS Systems Corp.......................    370,010       4,421,620
                                           SHARES        VALUE+
                                           ------        ------
 Mueller (Paul) Co......................      6,100  $      185,318
 *Mueller Industries, Inc...............     65,600       1,904,368
 *Multex.com, Inc.......................    510,400       1,891,032
 *Multi Color Corp......................      9,000         147,420
 Myers Industries, Inc..................     22,226         248,931
 *Nabi Biopharmaceuticals...............    552,500       4,008,388
 Nacco Industries, Inc. Class A.........    115,600       5,675,960
 *Nanogen, Inc..........................    190,300         394,873
 *Nanometrics, Inc......................     37,200         214,830
 *Napco Security Systems, Inc...........     49,800         489,285
 Nash Finch Co..........................    228,780       1,944,630
 *Nashua Corp...........................    116,000       1,060,240
 *Nastech Pharmaceutical Co., Inc.......     80,700         819,105
 *Nathans Famous, Inc...................    107,000         384,130
 *National Equipment Services, Inc......    262,000          52,400
 *National Home Health Care Corp........     53,933         439,554
 National Presto Industries, Inc........    135,950       4,304,177
 *National Research Corp................     78,000         599,430
 *National RV Holdings, Inc.............    152,250       1,007,895
 National Service Industries, Inc.......    123,925         964,137
 *#National Steel Corp. Class B.........    249,800          25,605
 *National Technical Systems, Inc.......    128,684         301,121
 *National Western Life Insurance Co.
   Class A..............................     24,300       2,144,840
 *NationsRent, Inc......................     10,000             625
 *Natrol, Inc...........................    122,500         176,400
 *Natural Alternatives International,
   Inc..................................     82,100         316,496
 *Natural Wonders, Inc..................     89,100              80
 *Nautica Enterprises, Inc..............     48,300         540,960
 *Navidec, Inc..........................     93,400           9,807
 *Navigant International, Inc...........    258,900       3,115,862
 *Navigators Group, Inc.................     13,500         348,165
 *NCI Building Systems, Inc.............    251,400       4,826,880
 *NCO Group, Inc........................    280,400       4,574,726
 *NCO Portfolio Management, Inc.........      2,613          15,691
 *NCS Healthcare, Inc...................    230,200         433,927
 *Neff Corp. Class A....................     10,400           2,392
 *Nelson (Thomas), Inc..................    202,600       1,661,320
 *#Neoforma, Inc........................    143,900       1,468,500
 *NeoMagic Corp.........................    342,900         454,343
 *Net2Phone, Inc........................    446,700       1,735,430
 *NetBank, Inc..........................    440,682       4,292,243
 *Netegrity, Inc........................     88,450         337,437
 *NetIQ Corp............................    638,700      11,081,445
 *NetManage, Inc........................     84,416         238,475
 *NetRatings, Inc.......................    412,500       2,736,938
 *Netro Corp............................    748,700       1,920,416
 *Netscout System, Inc..................     10,735          54,856
 *Network Equipment Technologies,
   Inc..................................    416,300       1,831,720
 *Netzee, Inc...........................     10,237           4,453
 *New American Healthcare Corp..........     23,600             118
 *#New Angeion Corp.....................        315             542
 *New Brunswick Scientific Co., Inc.....     93,812         496,735
 *New Focus, Inc........................    819,100       2,997,906
 *New Horizons Worldwide, Inc...........     63,775         399,550
 *Newcor, Inc...........................     64,712          21,031
 *Newfield Exploration Co...............     48,396       1,750,508
 Newmil Bancorp, Inc....................     37,200         723,540
 *Newpark Resources, Inc................     15,000          69,900
 *Newport Corp..........................    243,500       3,499,095
 *Niagara Corp..........................    132,200         237,299

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Nitches, Inc...........................      4,047  $       27,641
 *NMS Communications Corp...............    466,800         933,600
 *NMT Medical, Inc......................    123,800         414,730
 *Nobel Learning Communities, Inc.......     83,500         416,248
 #Noble International, Ltd..............     27,200         200,736
 *Noel Group, Inc.......................     95,400             954
 Noland Co..............................      2,000          56,150
 *Norstan, Inc..........................    246,500       1,046,393
 *Nortek Holdings, Inc..................    151,700       6,873,527
 North Central Bancshares, Inc..........     40,000       1,167,400
 Northeast Bancorp......................     21,200         294,892
 Northeast Pennsylvania Financial
   Corp.................................      3,200          54,320
 *Northland Cranberries, Inc............     50,400          52,416
 Northrim BanCorp, Inc..................     41,265         596,082
 *Northwest Pipe Co.....................     93,300       1,306,667
 *#Novamed Eyecare, Inc.................     39,800          52,536
 *Novell, Inc...........................    157,854         568,274
 *Novoste Corp..........................     32,124         218,443
 *NS Group, Inc.........................    353,400       2,385,450
 *#NTELOS, Inc..........................     59,700          30,746
 *Nu Horizons Electronics Corp..........    282,598       1,983,838
 *Nuevo Energy Co.......................    254,000       3,136,900
 NUI Corp...............................      3,240          48,794
 *Numerex Corp. Class A.................     77,800         193,722
 *Numerical Technologies, Inc...........     87,710         396,449
 *Nutraceutical International Corp......    144,900       1,365,683
 *Nx Networks, Inc......................    157,700             710
 *NYFIX, Inc............................    122,900         648,298
 *Nymagic, Inc..........................    125,800       2,528,580
 *O.I. Corp.............................     51,800         203,574
 *Oak Technology, Inc...................    240,000         784,800
 *OAO Technology Solutions, Inc.........     32,600          53,138
 *Obie Media Corp.......................     70,500         222,780
 OceanFirst Financial Corp..............    169,700       3,758,855
 *Ocwen Financial Corp..................    944,200       2,766,506
 *Odd Job Stores, Inc...................    175,300         319,923
 *Officemax, Inc........................  1,884,900      11,234,004
 *Offshore Logistics, Inc...............    400,500       8,686,845
 *Oglebay Norton Co.....................     65,800         482,972
 Ohio Art Co............................      3,600          60,300
 *Ohio Casualty Corp....................  1,335,200      17,137,292
 Oil-Dri Corp. of America...............     47,700         399,726
 *Old Dominion Freight Lines, Inc.......    125,200       3,109,968
 Olin Corp..............................     62,616         944,875
 *Olympic Steel, Inc....................    210,600         830,817
 *Omega Protein Corp....................    493,200       1,962,936
 *Omnova Solutions, Inc.................    171,900         704,790
 *Omtool, Ltd...........................    269,900          89,067
 *On Assignment, Inc....................     64,000         531,840
 *On Command Corp.......................     42,700          32,879
 *One Price Clothing Stores, Inc........     46,586          48,682
 Oneok, Inc.............................      5,900         111,746
 *Onyx Acceptance Corp..................    107,900         388,440
 *Onyx Pharmacueticals, Inc.............     30,000         207,450
 *Opinion Research Corp.................     89,900         456,243
 *Oplink Communications, Inc............    158,500         168,010
 *#Opta Food Ingredients, Inc...........    206,100         513,189
 Opti, Inc..............................    168,800         280,208
 *OpticNet, Inc.........................     28,750               0
 *Optika Imaging Systems, Inc...........     82,800          96,876
 *OraPharma, Inc........................    180,300       1,317,993
                                           SHARES        VALUE+
                                           ------        ------
 *Orbital Sciences Corp.................     99,600  $      458,160
 *Oregon Steel Mills, Inc...............    516,761       2,428,777
 *Oriole Homes Corp. Class A
   Convertible..........................     20,800          99,840
 *Oriole Homes Corp. Class B............     30,900         148,166
 *Orleans Homebuilders, Inc.............     20,100         156,378
 *Orthologic Corp.......................    376,600       1,602,433
 *#OSI Systems, Inc.....................     46,600         805,248
 *Osmonics, Inc.........................    134,400       2,256,576
 *Osteotech, Inc........................     55,500         316,628
 *Ostex International, Inc..............     97,400         222,559
 Outlook Group Corp.....................     59,300         335,638
 *Outsource International, Inc..........     76,600             134
 Overseas Shipholding Group, Inc........    671,400      11,608,506
 *Owens-Illinois, Inc...................    134,800       2,116,360
 *Owosso Corp...........................    108,600          61,359
 Oxford Industries, Inc.................    107,300       2,779,070
 *OYO Geospace Corp.....................     19,000         195,225
 *Pacific Mercantile Bancorp............        200           1,361
 *Pacific Premier Bancorp, Inc..........     26,840         170,434
 *#Pacificare Health Systems, Inc.......    556,464      14,904,888
 *Packaged Ice, Inc.....................     54,100          55,453
 *Palm Harbor Homes, Inc................      1,400          26,257
 Pamrapo Bancorp, Inc...................     64,600       1,098,523
 *Par Technology Corp...................    158,900       1,223,530
 *Paradyne Networks Corp................     11,000          20,130
 *Parexel International Corp............      2,000          25,020
 Park Electrochemical Corp..............    202,950       4,375,602
 *Parker Drilling Co....................  1,301,500       2,928,375
 *Park-Ohio Holdings Corp...............    187,935         768,654
 Parkvale Financial Corp................     40,725         947,874
 *Parlex Corp...........................     86,500         922,523
 *Parlux Fragrances, Inc................    230,900         624,585
 *Pathmark Stores, Inc..................    249,800         975,469
 Patrick Industries, Inc................     96,250         681,450
 *Paul Harris Stores, Inc...............    133,000             366
 *Paula Financial, Inc..................     90,600          60,702
 *Paul-Son Gaming Corp..................     35,400         142,485
 *Paxson Communications Corp............    462,700       1,494,521
 *Payless Cashways, Inc.................      4,184               1
 *PC Connection, Inc....................    329,000       2,286,550
 *PC Mall, Inc..........................    144,900         552,069
 *PC-Tel, Inc...........................    284,000       2,176,860
 *PCD, Inc..............................     56,800          13,064
 *PDI, Inc..............................    144,800       1,426,280
 *Pediatric Services of America, Inc....     88,400         579,020
 *Peerless Manufacturing Co.............     20,100         192,860
 *Peerless Systems Corp.................    120,900         152,334
 *#Pegasus Communications Corp.
   Class A..............................    621,500         770,660
 *Pegasus Solutions, Inc................     45,000         517,950
 *#Pemstar, Inc.........................    121,000         232,925
 Penford Corp...........................     81,000       1,141,290
 *Penn Traffic Co.......................      1,160           8,456
 *Penn Treaty American Corp.............    219,400         528,754
 Penn Virginia Corp.....................    163,900       5,605,380
 Penn-America Group, Inc................    248,175       2,221,166
 Pennfed Financial Services, Inc........    108,600       2,988,672
 *Penton Media, Inc.....................     50,400          52,920
 Pep Boys - Manny, Moe & Jack...........  1,211,900      13,330,900
 *Perceptron, Inc.......................    159,500         272,745
 *Performance Technologies, Inc.........      6,800          25,534

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Pericom Semiconductor Corp............     37,600  $      366,224
 *Perini Corp...........................     71,100         228,231
 *Perrigo Co............................    349,800       4,409,229
 *Perry Ellis International, Inc........     88,400       1,294,176
 *Per-Se Technologies, Inc..............    364,566       3,279,271
 *Personnel Group of America, Inc.......    298,300          35,796
 *Petrocorp, Inc........................    102,600         949,050
 *Petroleum Development Corp............    255,500       1,308,160
 PFF Bancorp, Inc.......................    115,500       3,955,875
 *Pharmacopeia, Inc.....................    326,100       3,257,739
 *Pharmacyclics, Inc....................    229,500         802,103
 *Pharmchem Laboratories, Inc...........     62,000          20,460
 *Phar-Mor, Inc.........................    243,300             243
 Phillips-Van Heusen Corp...............    585,100       7,694,065
 *Phoenix Technologies, Ltd.............     13,400          85,358
 *Photo Control Corp....................      4,200           5,628
 *PhotoWorks, Inc.......................    197,500          25,675
 *Photronics, Inc.......................    223,500       3,538,005
 *Piccadilly Cafeterias, Inc............    190,900         314,985
 *Pico Holdings, Inc....................    184,820       2,292,692
 Pilgrim's Pride Corp...................    165,600         985,320
 Pilgrims Pride Corp. Class B...........    509,900       4,262,764
 Pinnacle Bancshares, Inc...............     10,400         105,040
 *Pinnacle Entertainment, Inc...........    404,200       2,421,158
 Pioneer Standard Electronics, Inc......    573,500       5,542,878
 *Pixelworks, Inc.......................     45,600         425,904
 *Planar Systems, Inc...................     67,500       1,411,088
 *PlanVista Corp........................    302,298         665,056
 *Plato Learning, Inc...................     68,523         511,524
 *#Play By Play Toys and Novelties,
   Inc..................................     94,600             237
 *Plexus Corp...........................     89,200       1,356,286
 *PLX Technology, Inc...................     50,100         263,025
 PMA Capital Corp. Class A..............     19,400         291,291
 Pocahontas Bancorp, Inc................     69,800         710,564
 *Point West Capital Corp...............     14,300              64
 *Polycom, Inc..........................     56,700         649,499
 Polyone Corp...........................    412,300       3,215,940
 *Pomeroy Computer Resource, Inc........    231,300       2,922,476
 Pope & Talbot, Inc.....................    271,800       3,669,300
 Potlatch Corp..........................    378,800      10,208,660
 *Powell Industries, Inc................     16,500         327,443
 *PowerCerv Corp........................     20,666           2,118
 *Power-One, Inc........................    636,700       5,036,297
 *Powerwave Technologies, Inc...........     65,900         431,316
 *PPT Vision, Inc.......................     89,000          55,180
 *PRAECIS Pharmaceuticals, Inc..........    503,806       1,632,331
 Precision Castparts Corp...............    164,500       4,043,410
 *Premier Financial Bancorp.............      1,100           7,783
 Presidential Life Corp.................    505,500       5,236,980
 *Previo, Inc...........................     28,100          61,118
 *#PRG-Schultz International, Inc.......     93,900         905,666
 *Price Communications Corp.............     33,987         486,014
 *Pricesmart, Inc.......................     33,250         799,995
 *Prime Hospitality Corp................    925,900       7,694,229
 *Prime Medical Services, Inc...........    204,200       1,725,490
 *Primus Knowledge Solutions, Inc.......    119,000          60,690
 *Printronix, Inc.......................     89,800         980,167
 *Printware, Inc........................      4,800          10,800
 *Proassurance Corp.....................    454,824       9,050,998
 *Procom Technology, Inc................     11,700           8,892
 *Procurenet, Inc.......................     22,400               0
 *Progenics Pharmaceuticals, Inc........        400           3,020
                                           SHARES        VALUE+
                                           ------        ------
 *Programmers Paradise, Inc.............     86,900  $      175,973
 Progress Financial Corp................     39,902         442,912
 *Progressive Software Holding, Inc.....      5,680           2,556
 *#Protection One, Inc..................  1,316,200       2,935,126
 *Proton Energy Systems, Inc............    390,900       1,237,199
 *Provant, Inc..........................    200,100          31,016
 *#Provell, Inc.........................     57,200               6
 Providence & Worcester Railroad Co.....     47,100         385,749
 Provident Financial Holdings, Inc......     41,200       1,087,268
 *PSC, Inc..............................      9,300             163
 *PSS World Medical, Inc................    847,300       5,787,059
 *Psychiatric Solutions, Inc............     35,000         191,100
 *PTEK Holdings, Inc....................    699,000       3,044,145
 Pulaski Financial Corp.................     22,400         452,816
 Pulitzer, Inc..........................     10,800         474,768
 *Pure World, Inc.......................    100,500          54,773
 Pyramid Breweries, Inc.................    110,100         261,488
 *Qad, Inc..............................      5,500          18,865
 *QEP Co., Inc..........................     29,000         124,845
 *QRS Corp..............................    137,700         932,229
 Quaker Chemical Corp...................     63,800       1,472,504
 *Quaker City Bancorp, Inc..............     23,353         816,187
 *Quaker Fabric Corp....................    292,600       2,055,515
 *Quality Dining, Inc...................    217,600         708,288
 *Quality Systems, Inc..................     50,900       1,217,274
 Quanex Corp............................    266,902       8,167,201
 *Quanta Services, Inc..................    547,600       2,015,168
 *Quicklogic Corp.......................    106,800         218,406
 *#Quigley Corp.........................     22,100         144,313
 *Quintiles Transnational Corp..........     24,400         286,700
 *Quovadx, Inc..........................    387,600         974,814
 *R & B, Inc............................    122,500       1,082,900
 *Racing Champions ERTL Corp............     62,200         993,023
 *Radio One, Inc........................      4,000          70,220
 *RadiSys Corp..........................     65,700         623,822
 *Rag Shops, Inc........................     55,755         205,457
 *Railamerica, Inc......................    581,465       4,285,397
 *Rainbow Technologies, Inc.............     68,800         589,272
 *Ramsay Youth Services, Inc............     31,066         111,993
 *Range Resources Corp..................    756,291       4,015,905
 *Rawlings Sporting Goods, Inc..........     24,239         183,247
 *RCM Technologies, Inc.................    234,100         920,013
 *RDO Equipment Co. Class A.............     93,200         396,100
 *Reading International, Inc.
   Class A..............................    213,799         812,436
 *Reading International, Inc.
   Class B..............................     14,660          52,556
 *RealNetworks , Inc....................        400           1,538
 *Recoton Corp..........................    177,632         310,856
 *#Redhook Ale Brewery, Inc.............    126,500         280,198
 Redwood Empire Bancorp.................     27,050         746,715
 *Refac.................................     56,785         217,770
 Regal Beloit Corp......................    232,600       4,817,146
 *Regent Communications, Inc............    104,100         650,625
 *Register.Com, Inc.....................     76,155         321,374
 *Rehabilicare, Inc.....................     22,400          87,360
 *Reliability, Inc......................    100,800         108,360
 Reliance Steel & Aluminum Co...........     63,300       1,436,910
 *Relm Wireless Corp....................     59,254          28,738
 *Remec, Inc............................    569,200       2,820,386
 *RemedyTemp, Inc.......................      7,800         112,866
 *Rentrak Corp..........................     63,000         335,475
 *Rent-Way, Inc.........................    459,500       1,824,215
 *#Reptron Electronics, Inc.............     78,100          54,670

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Republic Bankshares, Inc..............    149,900  $    2,990,505
 *Republic First Bancorp, Inc...........     66,730         409,055
 *Res-Care, Inc.........................    300,046       1,378,711
 *Resonate, Inc.........................    428,100         618,605
 *ResortQuest International, Inc........    306,300       1,255,830
 Resource America, Inc..................    407,600       3,336,206
 *Restoration Hardware, Inc.............      6,600          52,767
 *Retek, Inc............................     68,100         301,343
 *Rex Stores Corp.......................    197,150       2,529,435
 *Rexhall Industries, Inc...............     38,798         144,523
 *RF Monolithics, Inc...................    121,000         342,430
 Richardson Electronics, Ltd............    188,600       1,611,587
 Riggs National Corp....................    518,900       8,149,325
 *Rita Medical Systems, Inc.............      5,100          30,702
 *Riverside Group, Inc..................      3,200             110
 Riverview Bancorp, Inc.................     62,500         937,500
 *Riviera Holdings Corp.................      5,500          26,950
 *Riviera Tool Co.......................     16,500          18,150
 RLI Corp...............................    276,060       6,653,046
 *RMH Teleservices, Inc.................    118,800       1,355,508
 *Roadhouse Grill, Inc..................    174,800          79,534
 Roadway Corp...........................      8,200         328,328
 Roanoke Electric Steel Corp............    151,600       1,656,988
 Robbins & Myers, Inc...................    119,300       1,950,555
 *Robotic Vision Systems, Inc...........     98,600          47,328
 *Rochester Medical Corp................     29,000         240,410
 *Rock of Ages Co.......................     87,600         425,736
 Rock-Tenn Co. Class A..................    415,750       5,280,025
 *Rocky Shoes & Boots, Inc..............     72,000         386,640
 *Rofin-Sinar Technologies, Inc.........     52,800         382,008
 *Rogue Wave Software, Inc..............    147,100         260,367
 *Ross Systems, Inc.....................     24,600         191,880
 *Rouge Industries, Inc. Class A........    271,100         319,898
 *Royal Precision, Inc..................     14,150           1,380
 RPC, Inc...............................    130,000       1,638,000
 *RSA Security, Inc.....................    407,400       2,593,101
 *RTI International Metals, Inc.........    388,850       4,452,333
 *RTW, Inc..............................     93,850         189,108
 *Rural/Metro Corp......................    134,500         303,970
 *Rush Enterprises, Inc. Class A........    105,400         432,140
 *Rush Enterprises, Inc. Class B........    105,400         435,829
 Russ Berrie & Co., Inc.................     69,400       2,260,358
 Russell Corp...........................    465,200       7,415,288
 *Ryan's Family Steak Houses, Inc.......    634,400       6,886,412
 Ryerson Tull, Inc......................    432,839       2,964,947
 *S&K Famous Brands, Inc................     78,600       1,008,438
 *Safeguard Scientifics, Inc............    644,300       1,404,574
 *Safety Components International,
   Inc..................................      1,155           8,634
 *#Salton, Inc..........................    202,100       2,738,455
 *San Filippo (John B.) & Son, Inc......     72,400         667,890
 Sanders Morris Harris Group, Inc.......     25,800         199,950
 Sanderson Farms, Inc...................    210,300       4,288,017
 *Sands Regent Casino Hotel.............     15,492          57,940
 *Sangamo BioSciences, Inc..............     22,400         111,216
 *Sapient Corp..........................        600           1,272
 *Satcon Technology Corp................    166,700         289,225
 *Saucony, Inc. Class A.................     35,800         306,985
 *Saucony, Inc. Class B.................     48,400         406,802
 Sauer-Danfoss, Inc.....................     14,800         137,640
 *SBS Technologies, Inc.................    102,700       1,144,592
 *#ScanSoft, Inc........................     20,377         149,567
 *Scheid Vineyards, Inc.................     34,100          85,421
                                           SHARES        VALUE+
                                           ------        ------
 *Scherer Healthcare, Inc...............        900  $        7,592
 *Schieb (Earl), Inc....................     75,600         181,440
 *Schlotzskys, Inc......................    164,000         565,800
 Schnitzer Steel Industries, Inc.
   Class A..............................     82,200       1,515,768
 *Schuff International, Inc.............    106,600         154,570
 Schulman (A.), Inc.....................    141,000       2,621,190
 Schweitzer-Maudoit International,
   Inc..................................    212,100       5,380,977
 *SCM Microsystems, Inc.................    240,100       1,444,202
 Scope Industries, Inc..................      8,100         558,900
 SCPIE Holdings, Inc....................    150,700         997,634
 *SCS Transportation, Inc...............    230,050       2,022,140
 Seaboard Corp..........................     26,240       6,022,080
 *Seabulk International, Inc............     30,300         155,894
 *Seachange International, Inc..........     19,200         142,272
 Seacoast Financial Services Corp.......    127,846       2,798,549
 *Seacor Smit, Inc......................    352,250      14,653,600
 *Secom General Corp....................     11,500          20,413
 *SED International Holdings, Inc.......     62,250          38,595
 *SEEC, Inc.............................     87,900          98,888
 *Segue Software, Inc...................     68,200          82,522
 *Seitel, Inc...........................    171,200         126,688
 *Selas Corp. of America................     76,500         133,875
 *Selectica, Inc........................    619,500       1,644,773
 Selective Insurance Group, Inc.........    476,500      12,174,575
 *Seminis, Inc. Class A.................     52,000         134,680
 *Semitool, Inc.........................    103,000         718,940
 *SEMX Corp.............................     94,800          26,544
 *Seneca Foods Corp. Class B............     10,500         151,830
 *Sequa Corp. Class A...................     94,900       4,308,460
 *Sequa Corp. Class B...................     28,900       1,543,260
 *Sequenom, Inc.........................    445,500         977,873
 *SeraCare Life Sciences, Inc...........      2,680          15,906
 *Service Corp. International...........  3,101,000      10,295,320
 *Servotronics, Inc.....................        400           1,560
 *Sharper Image Corp....................     62,500       1,174,688
 *#Shaw Group, Inc......................    388,000       6,712,400
 *Sheldahl, Inc.........................    247,950           4,463
 *Shells Seafood Restaurants, Inc.......     42,100          15,998
 *Shiloh Industries, Inc................    164,700         441,396
 *Shoe Carnival, Inc....................    226,900       3,375,138
 *Shoe Pavilion, Inc....................      9,500          11,020
 *Sholodge, Inc.........................     71,600         318,620
 *Shopko Stores, Inc....................    616,600       8,786,550
 *Sierra Health Services, Inc...........     30,700         341,998
 Sierra Pacific Resources...............      1,800          12,492
 *Sifco Industries, Inc.................     74,715         218,915
 *Sight Resource Corp...................     96,800          18,876
 *Sigmatron International, Inc..........     16,800          64,260
 *Signal Technology Corp................     59,500         636,650
 *Signature Eyewear, Inc................     17,000           1,105
 *Silicon Graphics, Inc.................  1,681,500       2,673,585
 *Silicon Storage Technology, Inc.......    103,450         726,736
 *Silicon Valley Bancshares.............     18,800         363,874
 Simmons First National Corp. Class A..      42,200       1,568,152
 *Simon Worldwide, Inc..................    334,400          41,800
 *Simula, Inc...........................     78,650         165,165
 *Sinclair Broadcast Group, Inc.
   Class A..............................    607,800       8,457,537
 *Sipex Corp............................    293,600       1,206,696
 *Sitel Corp............................    469,800         845,640
 *Six Flags, Inc........................    648,900       4,691,547

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Sky Financial Group, Inc...............     15,220  $      290,169
 Skyline Corp...........................    118,700       3,369,893
 *#Skyworks Solutions, Inc..............    145,800       1,759,077
 *Smart & Final Food, Inc...............    307,100       1,618,417
 *SmartDisk Corp........................     83,800          67,040
 *Smith & Wollensky Restaurant Group,
   Inc..................................     21,600          84,780
 Smith (A.O.) Corp......................    368,200       9,812,530
 Smith (A.O.) Corp. Convertible
   Class A..............................     70,050       1,866,833
 *Smithway Motor Express Corp.
   Class A..............................     73,800          62,730
 *Sola International, Inc...............    470,600       5,506,020
 *Somera Communications, Inc............     17,500          52,325
 *Sonic Automotive, Inc.................     80,200       1,416,332
 *#Sonic Foundry, Inc...................    102,300          67,007
 *SonicWALL, Inc........................    481,110       1,946,090
 *SOS Staffing Services, Inc............    229,000         140,835
 *Source Information Management, Inc....    220,400       1,283,830
 *Sourcecorp, Inc.......................     23,100         447,794
 South Jersey Industries, Inc...........    190,277       6,203,030
 *Southern Energy Homes, Inc............    161,100         265,010
 *Southwall Technologies, Inc...........    127,400         394,940
 Southwest Gas Corp.....................      1,700          37,740
 *Southwestern Energy Co................    469,900       5,168,900
 *#Spacehab, Inc........................    122,300         120,466
 Span-American Medical System, Inc......     24,000         185,160
 *Spanish Broadcasting System, Inc......    490,500       4,362,998
 *SPAR Group, Inc.......................      6,000          18,780
 Spartan Motors, Inc....................    210,800       2,190,212
 *Spartan Stores, Inc...................    111,100         231,644
 *Sparton Corp..........................    109,300         874,400
 *Spectrian Corp........................    112,100         553,214
 *Spectrum Control, Inc.................    173,800       1,069,739
 *SpeechWorks International, Inc........     55,300         207,928
 *SpeedFam-IPEC, Inc....................    528,747       3,476,512
 *Speizman Industries, Inc..............     40,400          23,836
 *Spherion Corp.........................    832,000       5,749,120
 *Sphinx International, Inc.............    106,750          37,363
 *Spiegel, Inc. Class A Non-Voting......     49,100          28,233
 *Spinnaker Exploration Co..............    181,100       4,022,231
 *Sport Chalet, Inc.....................     45,900         313,268
 *Sport Supply Group, Inc...............    105,400         171,275
 *Sport-Haley, Inc......................     60,800         203,376
 *Sports Authority, Inc.................    472,800       4,023,528
 *Sports Club Co., Inc..................    116,000         298,700
 *SportsLine.Com, Inc...................    227,300         286,398
 *Sportsman's Guide, Inc................     90,700         656,668
 *SPS Technologies, Inc.................    128,400       3,325,560
 *SRI/Surgical Express, Inc.............     52,500         328,388
 *SS&C Technologies, Inc................     52,300         534,245
 *SSE Telecom, Inc......................     81,400             488
 St. Francis Capital Corp...............    123,100       2,953,785
 *Staar Surgical Co.....................    299,100         987,030
 *Stamps.com, Inc.......................    301,600       1,328,548
 Standard Commercial Corp...............    243,080       4,015,682
 *Standard Management Corp..............    134,600         467,735
 *Standard Microsystems Corp............    221,000       4,916,145
 Standard Motor Products, Inc.
   Class A..............................    193,350       2,238,993
 Standard Pacific Corp..................    560,100      14,282,550
 Standard Register Co...................    277,700       5,192,990
                                           SHARES        VALUE+
                                           ------        ------
 *Stanley Furniture, Inc................    118,400  $    2,981,904
 *Star Buffet, Inc......................      7,200          14,256
 *Star Multi Care Service, Inc..........      6,344             412
 *STAR Telecommunications, Inc..........     18,300               4
 *Starcraft Corp........................     25,000         180,000
 *StarMedia Network, Inc................      6,500              49
 Starrett (L.S.) Co. Class A............     66,300       1,140,360
 State Auto Financial Corp..............    124,100       1,839,783
 State Financial Services Corp.
   Class A..............................    104,300       1,700,090
 *Steel Dynamics, Inc...................    271,600       3,883,880
 Steel Technologies, Inc................    203,100       3,233,352
 *SteelCloud Co.........................      5,900           7,818
 *Stein Mart, Inc.......................      1,300           8,411
 *Steinway Musical Instruments, Inc.....     83,300       1,436,925
 *Stellent, Inc.........................    290,700       1,529,082
 Stepan Co..............................    128,900       3,293,395
 Stephan Co.............................     51,500         177,675
 Sterling Bancorp.......................     42,324       1,128,358
 *Sterling Financial Corp...............    174,200       3,356,834
 Stewart & Stevenson Services, Inc......    416,700       4,662,873
 *Stewart Enterprises, Inc..............  2,449,200      12,882,792
 *Stewart Information Services Corp.....    276,500       5,723,550
 Stifel Financial Corp..................     95,372       1,103,454
 *Stillwater Mining Co..................    551,300       3,114,845
 *STM Wireless, Inc. Class A............     78,100          28,507
 *Stone & Webster, Inc..................    113,400          17,577
 *Stoneridge, Inc.......................    406,700       3,997,861
 *StorageNetworks, Inc..................    362,800         609,504
 *Stratasys, Inc........................     53,100         438,606
 *Strategic Distribution, Inc...........     65,178         788,654
 *Stratos Lightwave, Inc................      6,054          43,498
 *Stratus Properties, Inc...............     94,450         780,157
 Stride Rite Corp.......................    601,900       5,055,960
 *Strouds, Inc..........................    144,100             648
 *Suburban Lodges of America, Inc.
   Escrow Shares........................    241,100               0
 *Summa Industries, Inc.................     14,100         139,167
 *Sundance Homes, Inc...................     40,500             284
 *Sunland Entertainment Co., Inc........      5,240           4,323
 *SunLink Health Systems, Inc...........     65,400         186,390
 *#Sunrise Assisted Living, Inc.........    360,700      10,110,421
 *Sunrise Telecom, Inc..................      3,100           7,130
 *Suntron Corp..........................     92,475         396,255
 *#Supergen, Inc........................      2,300          10,684
 *Superior Consultant Holdings Corp.....      3,900          10,881
 *#Superior Telecom, Inc................    291,600          45,198
 Superior Uniform Group, Inc............    136,400       1,527,680
 *Supreme Industries, Inc...............     27,900         139,500
 Susquehanna Bancshares, Inc............    158,872       3,359,348
 *Swift Energy Corp.....................    453,800       4,202,188
 *Switchboard, Inc......................     24,400          72,224
 #SWS Group, Inc........................    208,700       3,059,542
 *Sycamore Networks, Inc................    580,500       1,805,355
 *Sykes Enterprises, Inc................     86,000         260,150
 *Sylvan Learning Systems, Inc..........    307,391       5,596,053
 *Sylvan, Inc...........................     99,900       1,060,439
 *Symmetricom, Inc......................    599,919       2,192,704
 *Symphonix Devices, Inc................      4,900             515
 *Syms Corp.............................    230,800       1,744,848
 *Synalloy Corp.........................     88,350         415,245
 *Synaptic Pharmaceutical Corp..........    101,400         648,453

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Synbiotics Corp.......................    116,500  $        8,039
 *Synovis Life Technologies, Inc........     85,600         807,636
 *Syntellect, Inc.......................    152,800         108,870
 Sypris Solutions, Inc..................     23,150         288,218
 *Systemax, Inc.........................    408,500         686,280
 *Systems & Computer Technology Corp....     85,800         862,719
 *T-3 Energy Services, Inc..............        880           5,931
 *Taitron Components, Inc...............      6,500           8,873
 TALX Corp..............................     11,800         115,699
 *Tandy Brand Accessories, Inc..........     63,700         619,483
 *Tandycrafts, Inc......................     97,400           4,383
 *Tanning Technology Corp...............        500             458
 *Tarrant Apparel Group.................     29,800         124,266
 Tasty Baking Co........................      3,000          28,650
 *TBA Entertainment Corp................    132,500         222,600
 *TBC Corp..............................    435,000       5,187,375
 *TEAM America, Inc.....................      2,500           1,425
 *Team, Inc.............................     81,400         612,942
 *TeamStaff, Inc........................     67,600         203,476
 *Technical Communications Corp.........      6,300           2,552
 *Technical Olympic USA, Inc............      2,000          26,990
 Technology Research Corp...............     65,400         100,389
 *Technology Solutions Corp.............     64,000          74,560
 *TechTeam Global, Inc..................    259,800       1,913,427
 Tecumseh Products Co. Class A..........    254,800      12,117,014
 Tecumseh Products Co. Class B..........     15,600         699,270
 *Tegal Corp............................    144,900          84,767
 *Telscape International, Inc...........      1,200               2
 *Telular Corp..........................      2,600          10,023
 *Temtex Industries, Inc................     35,700          16,779
 *Tenneco Automotive, Inc...............    768,620       3,166,714
 *Terayon Communication Systems, Inc....     75,400         180,960
 *Terex Corp............................    607,000       7,502,520
 *Terra Industries, Inc.................  1,539,700       3,048,606
 *Tesoro Petroleum Corp.................    974,000       4,188,200
 *Tetra Tech, Inc.......................     69,200         858,426
 *Tetra Technologies, Inc...............     69,400       1,467,810
 Texas Industries, Inc..................    397,662       9,822,251
 TF Financial Corp......................     36,000         842,400
 *TFC Enterprises, Inc..................     21,900          33,945
 *The Rowe Companies....................      9,400          20,492
 *Theragenics Corp......................    163,500         861,645
 *TheStreet.com, Inc....................    286,800         986,592
 *Third Wave Technologies...............    170,500         415,168
 *Thomas & Betts Corp...................    192,000       3,590,400
 *Thomas Group, Inc.....................     28,200          11,703
 Thomas Industries, Inc.................    103,550       2,833,128
 *Thomaston Mills, Inc..................     34,800             313
 *Thoratec Corp.........................    353,800       3,053,294
 *Three-Five Systems, Inc...............    356,100       2,528,310
 *TIBCO Software, Inc...................    110,600         815,122
 *Tickets.com, Inc......................     20,600          23,175
 *TII Network Technologies, Inc.........     98,200          34,370
 Timberland Bancorp, Inc................     56,400       1,013,508
 *Timco Aviation Services, Inc..........     10,210           7,147
 Timken Co..............................    564,200      11,199,370
 *Tipperary Corp........................    126,900         218,903
 Titan International, Inc...............    275,300         443,233
 *Titan Pharmaceuticals, Inc............     86,500         229,225
 *#Titanium Metals Corp.................    579,300         811,020
                                           SHARES        VALUE+
                                           ------        ------
 *TLC Vision Corp.......................    143,070  $      228,912
 *Todd Shipyards Corp...................     70,050       1,043,745
 *Toddhunter International, Inc.........     73,100         800,445
 *Tollgrade Communications, Inc.........     32,503         436,840
 *Tower Air, Inc........................    166,400             150
 *Tower Automotive, Inc.................    983,250       5,555,363
 *Track 'n Trail, Inc...................     13,800              36
 *Traffix, Inc..........................    266,400         771,228
 *Trailer Bridge, Inc...................    111,200         262,432
 *Trammell Crow Co......................     72,000         656,640
 *Trans World Entertainment Corp........    508,100       2,169,587
 *Transact Technologies, Inc............      9,300          45,105
 *Transcat, Inc.........................     60,000         120,000
 *Transgenomic, Inc.....................      6,400          19,648
 Trans-Lux Corp.........................      2,746          16,613
 *Transmeta Corp........................     59,900          90,150
 *Transmontaigne Oil Co.................    386,250       1,660,875
 *Transport Corp. of America............     20,000         105,900
 *Transportation Components, Inc........    310,800             389
 *Transpro, Inc.........................     89,600         563,584
 *Transtechnology Corp..................     97,300       1,060,570
 *TRC Companies, Inc....................     10,125         113,299
 Tredegar Industries, Inc...............    241,300       3,438,525
 Tremont Corp...........................     82,133       2,792,522
 *Trend-Lines, Inc. Class A.............     70,900             567
 Trenwick Group, Ltd....................    399,976         627,962
 *Trico Marine Services, Inc............    639,200       2,176,476
 *Trident Microsystems, Inc.............    245,400       1,013,502
 #Trinity Industries, Inc...............    727,800      14,213,934
 *TriPath Imaging, Inc..................     76,587         247,376
 *Tripos, Inc...........................     39,732         355,999
 *Triquint Semiconductor, Inc...........    212,200       1,301,847
 *Triumph Group.........................    174,500       4,877,275
 *TriZetto Group, Inc...................    475,600       3,053,352
 *TRM Corp..............................     98,200          57,938
 *Trover Solutions, Inc.................    123,200         604,296
 *Trump Hotels & Casino Resorts, Inc....    369,700         813,340
 *TTM Technologies, Inc.................    206,600         649,757
 *Tucows, Inc...........................     64,100          20,031
 *Tumbleweed Communications Corp........     37,100          63,070
 *Turnstone Systems, Inc................    523,300       1,525,420
 *Tut Systems, Inc......................     13,500          17,483
 *Tweeter Home Entertainment Group,
   Inc..................................    301,300       3,309,781
 Twin Disc, Inc.........................     37,200         460,908
 *Twinlab Corp..........................    337,600          87,776
 *Tyler Technologies, Inc...............    265,300       1,180,585
 *U.S. Aggregates, Inc..................    101,200             658
 *U.S. Concrete, Inc....................    207,700       1,191,160
 *#U.S. Diagnostic, Inc.................     36,600              55
 *U.S. Home & Garden, Inc...............     11,600           4,640
 *U.S. Industries, Inc..................  1,254,200       3,712,432
 *#UAL Corp.............................    721,300       1,810,463
 *Ubics, Inc............................     52,500          18,113
 *UICI..................................    810,100      10,361,179
 UIL Holdings Corp......................      1,200          40,128
 *Ulticom, Inc..........................    227,600       1,713,828
 *Ultimate Electronics, Inc.............      3,300          63,558
 *Ultrak, Inc...........................    187,600         236,376
 *Ultralife Batteries, Inc..............    136,800         372,096
 *Ultratech Stepper, Inc................    210,500       2,435,485
 UMB Financial Corp.....................    185,809       7,409,134

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *#Unapix Entertainment, Inc............     62,900  $           35
 Unico American Corp....................     72,700         258,085
 *Unifab International, Inc.............      6,600           1,749
 *Unifi, Inc............................    968,100       5,518,170
 Unifirst Corp..........................    160,800       3,143,640
 *Uni-Marts, Inc........................    103,200         134,160
 *Union Acceptance Corp. Class A........     88,600          21,264
 *Uniroyal Technology Corp..............      3,700             204
 *Unit Corp.............................    175,200       3,129,072
 *United American Healthcare Corp.,.....     17,950          25,399
 *United Auto Group, Inc................    426,200       5,757,962
 United Community Financial Corp........    472,300       4,220,001
 United Fire Casualty Co................     44,450       1,515,967
 United Industrial Corp.................    132,700       2,010,405
 *United Rentals, Inc...................    192,900       1,869,201
 *United Retail Group, Inc..............    226,100       1,079,628
 *United Road Services, Inc.............      5,380           1,076
 *United Therapeutics Corp..............    205,400       3,529,799
 *Universal Access Global Holdings,
   Inc..................................     19,300           6,080
 *Universal American Financial Corp.....     96,200         650,312
 *Universal Compression Holdings, Inc...    206,900       3,724,200
 Universal Corp.........................     29,900       1,058,460
 Universal Forest Products, Inc.........     63,700       1,370,506
 *Universal Stainless & Alloy Products,
   Inc..................................    118,900         701,510
 *Unova, Inc............................  1,201,400       6,487,560
 *Urologix, Inc.........................     93,600         384,228
 *URS Corp..............................    279,066       5,801,782
 *Ursus Telecom Corp....................      2,100               2
 *US Energy Corp........................     25,700         101,515
 *US Liquids, Inc.......................    152,450          77,750
 *US Oncology, Inc......................  1,752,974      15,136,930
 *US Xpress Enterprises, Inc. Class A..     163,490       1,552,338
 *USA Truck, Inc........................     71,600         524,470
 Usec, Inc..............................  1,213,100       8,127,770
 USFreightways Corp.....................    210,900       6,433,505
 *#USG Corp.............................    120,900         949,065
 *V.I. Technologies, Inc................      1,900           1,026
 *Vail Resorts, Inc.....................    350,275       6,375,005
 *Valence Technology, Inc...............      4,800           7,752
 *Valley National Gases, Inc............     13,800          77,625
 *Valpey Fisher Corp....................     10,350          28,980
 *Value City Department Stores, Inc.....    536,200       1,721,202
 *ValueClick, Inc.......................    180,700         506,864
 *Valuevision Media, Inc. Class A.......    139,400       2,178,822
 *Vans, Inc.............................    291,800       1,736,210
 *Variagenics, Inc......................     38,800          53,350
 *Variflex, Inc.........................     68,100         229,157
 *Vari-L Co., Inc.......................     54,900          17,568
 *Varsity Brands, Inc...................    125,400         525,426
 *Vascular Solutions, Inc...............     21,400          21,935
 *Vastera, Inc..........................     55,900         327,854
 *Veeco Instruments, Inc................    249,039       3,480,320
 *Verdant Brands, Inc...................      8,700               9
 *Verilink Corp.........................    112,600         131,179
 *VeriSign, Inc.........................     16,300         171,395
 *Veritas DGC, Inc......................    475,400       3,513,206
 *Versar, Inc...........................        400             820
 *Verso Technologies, Inc...............    168,935         124,167
 *Verticalbuyer Inc.....................      7,773              70
 Vesta Insurance Group, Inc.............    582,200       2,078,454
                                           SHARES        VALUE+
                                           ------        ------
 *Viasat, Inc...........................    105,400  $    1,256,895
 *Vical, Inc............................    199,400         762,705
 *Vicon Industries, Inc.................     71,500         275,275
 *Vicor Corp............................     10,700          89,613
 *Video Display Corp....................     62,640         417,182
 *#Viewpoint Corp.......................     29,600          97,680
 *Vignette Corp.........................    927,600       1,530,540
 *#Viisage Technology, Inc..............     14,600          70,664
 Vintage Petroleum, Inc.................    873,100       8,207,140
 Virco Manufacturing Corp...............     61,386         632,276
 *#Vision Twenty-One, Inc...............     17,400              61
 Visteon Corp...........................    227,500       1,831,375
 *Visual Networks, Inc..................     26,900          46,941
 Vital Signs, Inc.......................     26,900         750,241
 *#Vitech America, Inc..................        900               5
 *Vitesse Semiconductor, Inc............    195,000         648,375
 *Volt Information Sciences, Inc........    224,600       3,908,040
 Vulcan International Corp..............     11,200         394,800
 *Vyyo, Inc.............................     35,400          95,580
 W.P. Carey & Co. LLC...................      1,000          24,320
 *Wabash National Corp..................    527,200       4,164,880
 *Wall Street Deli, Inc.................     39,700              40
 Wallace Computer Services, Inc.........    551,400      10,338,750
 Walter Industries, Inc.................     37,690         393,861
 *#Warnaco Group, Inc...................    119,700             287
 Warren Bancorp, Inc....................     72,000       1,125,720
 Washington Savings Bank FSB............     25,100         203,310
 *Waste Industries USA, Inc.............    214,200       1,632,204
 *WatchGuard Technologoes, Inc..........    562,300       3,674,631
 *Waterlink, Inc........................    252,200          11,349
 Watsco, Inc. Class A...................    339,900       5,421,405
 Watts Industries, Inc. Class A.........    294,100       4,640,898
 Wausau-Mosinee Paper Corp..............    721,000       8,334,760
 Waypoint Financial Corp................    251,357       4,668,956
 *Webb Interactive Services, Inc........      4,200           1,428
 *Webco Industries, Inc.................     93,900         258,225
 Weider Nutrition International, Inc....    166,500         293,040
 Wellco Enterprises, Inc................      4,600          55,660
 Wellman, Inc...........................    711,700       8,540,400
 *Wells-Gardner Electronics Corp........     55,548          84,988
 Werner Enterprises, Inc................    547,449      12,090,411
 *West Marine, Inc......................    215,700       3,452,279
 West Pharmaceutical Services, Inc......    160,200       3,316,140
 *Westaff, Inc..........................     23,700          46,215
 Westbank Corp..........................      1,400          18,956
 *Westcoast Hospitality Corp............    290,000       1,564,550
 Westcorp, Inc..........................    507,675      10,463,182
 *Westell Technologies, Inc.............    494,400         815,760
 Western Ohio Financial Corp............     23,400         477,945
 *#Western Power & Equipment Corp.......      4,091             859
 *Westport Resources Corp...............    157,552       3,232,967
 Westwood Holdings Group, Inc...........     19,575         250,952
 Weyco Group, Inc.......................      2,400          86,460
 *WFS Financial, Inc....................    186,900       3,931,442
 *Whitehall Jewelers, Inc...............     27,500         305,250
 *#WHX Corp.............................    111,433         298,640
 *#Wickes, Inc..........................     49,400          30,134
 *Wild Oats Markets, Inc................    202,800       2,153,736
 *Williams Industries, Inc..............      3,400          12,614
 *Willis Lease Finance Corp.............    117,000         687,375
 *Wilshire Financial Services Group,
   Inc..................................      2,092           7,134

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
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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Wilshire Oil Co. of Texas.............    113,590  $      375,983
 *Wilsons The Leather Experts, Inc......    252,500       1,825,575
 *Wind River Systems, Inc...............     45,800         276,632
 *#Wire One Technologies, Inc...........    126,500         376,970
 *Wireless Facilities, Inc..............     63,900         454,649
 *Wireless WebConnect!, Inc.............      4,500              45
 *Wiser Oil Co..........................    168,675         404,820
 Wolohan Lumber Co......................     21,678         433,668
 *Wolverine Tube, Inc...................    222,800       1,281,100
 Woodhead Industries, Inc...............    109,200       1,354,626
 *Workflow Management, Inc..............    176,300         394,031
 *Workgroup Technology Corp.............     22,900          45,342
 World Fuel Services Corp...............    138,595       2,792,689
 *Worldwide Restaurant Concepts, Inc....    263,100         591,975
 *Xanser Corp...........................     53,500          88,275
 *Xeta Corp.............................      8,500          31,663
 *Xetel Corp............................    100,000             900
 *Xicor, Inc............................      6,100          26,322
 *#XM Satellite Radio Holdings, Inc.....    552,200       1,388,783
 Yardville National Bancorp.............     53,570       1,005,777
 *Yellow Corp...........................    406,300      12,071,173
 *Zale Corp.............................    176,700       6,308,190
 *Zany Brainy, Inc......................    164,605           2,304
 *Zap.com Corp..........................      2,558             243
 *#Zapata Corp..........................     31,610         935,340
 Zenith National Insurance Corp.........     48,700       1,146,885
 Ziegler Co., Inc.......................      8,200         120,950
 *Zoltek Companies, Inc.................    215,900         629,349
 *Zomax, Inc............................    101,500         438,988
 *#Zonagen, Inc.........................      5,900           6,697
 *Zones, Inc............................    174,200         185,523
 *Zygo Corp.............................    109,600         861,456
 *Zymetx, Inc...........................     16,400              66
                                                     --------------
TOTAL COMMON STOCKS
  (Cost $3,267,701,907).................              3,087,459,576
                                                     --------------
RIGHTS/WARRANTS -- (0.0%)
 *#Angeion Corp. Warrants 10/31/07......        315               0
 *Chiquita Brands International, Inc.
   Warrants 03/19/09....................    142,110         547,124
 *CSF Holding, Inc. Litigation Rights...     40,500               0
                                           SHARES        VALUE+
                                           ------        ------
 *Del Global Technologies Corp. Warrants
   03/28/08.............................     19,927  $       16,938
 *Imperial Credit Industries, Inc.
   Warrants 01/31/08....................      4,082               0
 *Imperial Sugar Co. Warrants 08/29/08..      9,694           2,181
 *Magnum Hunter Resources Warrants
   03/21/05.............................      9,740           2,727
 PMR Corp. Contingent Value Rights
   08/05/04.............................    105,000               0
 *Safety Components International, Inc.
   Warrants 04/10/03....................      4,945             766
 *#Timco Aviation Services Warrants
   12/31/07.............................     20,409               0
                                                     --------------
TOTAL RIGHTS/WARRANTS
  (Cost $6,107,175).....................                    569,736
                                                     --------------

                                            FACE
                                           AMOUNT
                                           ------
                                            (000)
BONDS -- (0.0%)
 *Del Global Technologies Corp.
   Subordinated Promissory Note 6.0%,
   3/28/07
   (Cost $0)............................  $      40               0
                                                     --------------
TEMPORARY CASH INVESTMENTS -- (2.7%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $86,105,000 FHLB
   Notes 2.06%, 08/12/03, valued at
   $86,750,788) to be repurchased at
   $85,485,619
   (Cost $85,477,000)...................     85,477      85,477,000
                                                     --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,359,286,082)++...............             $3,173,506,312
                                                     ==============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $3,359,844,375.

                See accompanying Notes to Financial Statements.

                           THE U.S. SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                           SHARES       VALUE+
                                           ------       ------
COMMON STOCKS -- (97.6%)
 *#1-800 CONTACTS, Inc..................    20,200   $    255,025
 *1-800-FLOWERS.COM, Inc................    30,544        315,672
 1st Source Corp........................    22,731        372,788
 21st Century Holding Co................     1,100         13,772
 *24/7 Media, Inc.......................    15,900          5,326
 *3 Dimensional Pharmaceuticals, Inc....    15,600         72,150
 *3-D Systems Corp......................    11,500         95,737
 *3TEC Energy Corp......................    16,500        226,132
 *7-Eleven, Inc.........................   139,700      1,120,394
 *#8X8, Inc.............................    20,000          7,600
 *#@Road, Inc...........................    56,500        231,085
 *A. B. Watley Group, Inc...............    10,200          3,570
 *A.C. Moore Arts & Crafts, Inc.........    22,500        318,712
 *A.D.A.M., Inc.........................     3,400          1,819
 *#aaiPharma, Inc.......................    20,100        340,092
 *Aames Financial Corp..................       240            384
 *AAON, Inc.............................    13,100        257,873
 AAR Corp...............................    35,100        193,050
 Aaron Rents, Inc. Class A..............     3,800         82,840
 Aaron Rents, Inc. Class B..............    14,400        319,680
 *Abaxis, Inc...........................    18,300         77,592
 ABC Bancorp............................     8,310        108,736
 *Abgenix, Inc..........................    81,000        752,085
 Abington Bancorp, Inc..................     3,200         67,504
 *Abiomed, Inc..........................    23,000        113,850
 *Ablest, Inc...........................     2,100         13,860
 ABM Industries, Inc....................    56,300        835,492
 Abrams Industries, Inc.................       200            823
 *Acacia Research Corp..................    21,560         97,020
 *Acceptance Insurance Companies,
   Inc..................................    13,500          1,019
 *Access Pharmaceuticals, Inc...........    14,400         27,360
 *Access Worldwide Communications,
   Inc..................................     6,200          3,317
 *Acclaim Entertainment, Inc............    69,800         85,505
 *Accrue Software, Inc..................    18,800            893
 *Ace Cash Express, Inc.................    10,100         81,305
 *Ace Comm Corp.........................     7,500          8,962
 Aceto Corp.............................     6,000        102,390
 *Aclara Biosciences, Inc...............    35,800         83,235
 *Acme Communications, Inc..............    18,400        139,104
 *Acme United Corp......................     3,400         12,223
 *Acorn Products, Inc...................       530          2,491
 *#ACT Manufacturing, Inc...............     4,600             34
 *ACT Teleconferencing, Inc.............    10,700         14,659
 *Actel Corp............................    29,500        568,022
 *Acterna Corp..........................   185,900         50,193
 Action Performance Companies, Inc......    19,600        434,140
 *Active Power, Inc.....................    45,100         92,229
 *#Actrade Financial Technologies,
   Ltd..................................    13,400         34,036
 *Actuant Corp..........................    12,740        550,241
 *Actuate Corp..........................    61,800        152,955
 *ACTV, Inc.............................    55,700         42,610
 Acuity Brands, Inc.....................    27,700        376,166
 *#Acxiom Corp..........................    35,400        545,337
 Adams Resources & Energy, Inc..........     4,200         22,260
 *Adaptec, Inc..........................   124,900        841,201
 *ADE Corp..............................    13,600        112,200
                                           SHARES       VALUE+
                                           ------       ------
 *Adept Technology, Inc.................    11,100   $      6,049
 *#Administaff, Inc.....................    39,300        267,240
 *Adolor Corp...........................    36,400        521,612
 *Adtran, Inc...........................    45,400      1,508,869
 *Advance Lighting Technologies, Inc....    15,700          4,945
 *Advanced Digital Information Corp.....    74,900        557,630
 *Advanced Energy Industries, Inc.......    35,300        631,693
 *Advanced Magnetics, Inc...............     6,600         32,670
 Advanced Marketing Services, Inc.......    19,150        298,740
 *Advanced Materials Group, Inc.........       237             52
 *Advanced Neuromodulation Systems,
   Inc..................................    12,100        365,722
 *Advanced Nutraceuticals, Inc..........       700            728
 *Advanced Photonix, Inc. Class A.......     9,000          7,740
 *Advanced Power Technology, Inc........    10,300         48,049
 Advanta Corp. Class A..................    10,800        101,250
 Advanta Corp. Class B Non-Voting.......    18,900        183,613
 *Advent Software, Inc..................    39,200        654,052
 *Advo, Inc.............................    22,000        718,960
 *Aehr Test Systems.....................     7,100         20,945
 *AEP Industries, Inc...................     7,800         95,238
 *AeroCentury Corp......................       300          1,185
 *Aeroflex, Inc.........................    85,250        662,819
 *Aerosonic Corp........................     3,900         76,635
 *Aerovox, Inc..........................     6,100             12
 *Aether Systems, Inc...................    50,500        175,992
 *Aetrium, Inc..........................     9,400         11,186
 *AFC Enterprises, Inc..................    38,900        847,631
 *Affiliated Managers Group, Inc........    21,900      1,193,769
 *Affinity Technology Group, Inc........    29,100          4,147
 *Aftermarket Technology Corp...........    26,100        340,605
 *AG Services America, Inc..............     5,400         44,550
 *Agco Corp.............................    26,053        628,919
 *Agile Software Corp...................    58,200        522,636
 *#Agility Capital, Inc.................     5,900             41
 AGL Resources, Inc.....................    53,900      1,299,529
 *AHL Services, Inc.....................    15,000          6,675
 *AHT Corp..............................    11,100              6
 *Air Methods Corp......................     9,000         47,655
 Airborne, Inc..........................    55,800        799,614
 *Airgas, Inc...........................    94,000      1,580,140
 *Airnet Communications Corp............     3,400          2,584
 *Airnet Systems, Inc...................    10,100         50,803
 *Airtran Holdings, Inc.................    80,500        310,730
 *AK Steel Holding Corp.................   121,600        984,960
 *#Akamai Technologies, Inc.............   135,400        277,570
 *Akorn, Inc............................    19,500         26,812
 *#Aksys, Ltd...........................    30,600        169,065
 Alabama National Bancorporation........    13,600        602,344
 Alamo Group, Inc.......................     9,700        115,430
 *Alaris Medical, Inc...................    67,400        481,236
 *Alaska Air Group, Inc.................    31,900        675,323
 *Alaska Communications Systems Group,
   Inc..................................    22,200         43,290
 Albany International Corp. Class A.....    27,072        563,098
 *Albany Molecular Research, Inc........    36,100        539,514
 Albemarle Corp.........................    41,400      1,289,610
 *Alcide Corp...........................     2,300         39,755
 *Aldila, Inc...........................     4,633          7,413

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Alexander & Baldwin, Inc...............    49,300   $  1,215,491
 *Alexion Pharmaceuticals, Inc..........    20,000        351,200
 Alfa Corp..............................    92,900      1,165,895
 Alico, Inc.............................     7,000        172,095
 *Align Technology, Inc.................    55,200        192,372
 *Alkermes, Inc.........................    75,268        671,391
 *All American Semiconductor, Inc.......     4,000         10,100
 Allcity Insurance Co...................       200             53
 #Allegheny Energy, Inc.................    53,600        369,304
 Allegheny Teledyne, Inc................    91,300        652,795
 Allegiant Bancorp, Inc.................    17,100        295,488
 Allen Organ Co. Class B................       800         31,820
 *Allen Telecom, Inc....................    32,300        308,465
 *Alliance Gaming Corp..................    33,060        572,103
 *Alliance Semiconductor Corp...........    44,900        196,886
 *Allied Healthcare International,
   Inc..................................    19,300         82,990
 *Allied Healthcare Products, Inc.......     6,700         20,133
 *Allied Holdings, Inc..................     8,300         26,975
 *Allied Motion Technologies, Inc.......     2,900          6,380
 *Allied Research Corp..................     5,100         82,110
 *Allmerica Financial Corp..............    27,200        298,928
 *#Allos Therapeutics, Inc..............    30,900        247,200
 *Allou Health & Beauty Care, Inc.
   Class A..............................     7,100         19,170
 *Alloy Online, Inc.....................    46,000        546,710
 *Allscripts Healthcare Solutions,
   Inc..................................    55,300        162,029
 *Almost Family, Inc....................     1,600          8,536
 *Alpha Technologies Group, Inc.........     7,100          9,620
 *Alphanet Solutions, Inc...............     6,600         10,560
 Alpharma, Inc. Class A.................    43,200        581,040
 *Alpine Group, Inc.....................    22,000         11,880
 *Alteon, Inc...........................    24,300         48,600
 *#Alterra Healthcare Corp..............    25,700          4,626
 *Altris Software, Inc..................     1,202            343
 *Ambassadors Group, Inc................     9,800        132,398
 *Ambassadors, Inc......................     9,800         85,211
 *AMC Entertainment, Inc................    37,300        367,405
 *Amcast Industrial Corp................     8,500         17,425
 Amcol International Corp...............    32,900        197,071
 Amcore Financial, Inc..................    28,100        631,828
 *#Amedisys, Inc........................     1,400          7,175
 *AMEN Properties, Inc..................     7,900          3,239
 *#Amerco, Inc..........................    21,300         97,873
 *America Services Group, Inc...........     4,600         69,115
 *America West Holdings Corp.
   Class B..............................    33,200         72,708
 *American Aircarriers Support, Inc.....     7,200              1
 *American Axle & Manufacturing
   Holdings, Inc........................     7,700        184,646
 American Biltrite, Inc.................     3,400         30,090
 #American Business Financial Services,
   Inc..................................     6,413         64,547
 #American Capital Strategies, Ltd......    49,700      1,030,032
 *American Claims Evaluation, Inc.......     1,000          1,650
 *American Classic Voyages Co...........    33,500              3
 *American Dental Partners, Inc.........     7,200         64,440
 *American Ecology Corp.................    14,350         38,314
 American Financial Holdings, Inc.......     3,921        115,277
 *American Greetings Corp. Class A......    72,700      1,182,829
 *#American Healthways, Inc.............    16,750        347,060
 American Home Mortgage Holdings,
   Inc..................................    17,500        188,212
                                           SHARES       VALUE+
                                           ------       ------
 *American Indemnity Financial Escrow...       800   $        800
 *American Independence Corp............    25,100         67,770
 *#American Italian Pasta Co............    17,900        649,770
 *American Locker Group, Inc............       300          3,658
 *American Management Systems, Inc......    50,600        697,521
 *American Medical Electronics, Inc.
   (Escrow-Bonus).......................     4,400              0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)....................     4,400              0
 *American Medical Security Group,
   Inc..................................    12,500        143,625
 *American Medical Systems Holdings,
   Inc..................................    36,500        594,402
 American National Finincial, Inc.......     8,925        101,477
 *American Pacific Corp.................     7,100         62,125
 *American Physicians Capital, Inc......    10,900        202,031
 *American Physicians Services Group,
   Inc..................................       100            401
 *American Retirement Corp..............    25,000         41,250
 *American Science & Engineering, Inc...     6,500         80,925
 American Shared Hospital Services......     3,700         16,095
 *American Software, Inc. Class A.......    19,700         56,342
 American States Water Co...............    16,650        397,935
 *American Superconductor Corp..........    29,500        105,610
 *American Technical Ceramics Corp......     8,000         41,600
 *American Tower Corp...................    84,300        333,828
 American Vanguard Corp.................       276          6,417
 *American West Bancorporation..........     1,936         27,017
 American Woodmark Corp.................     8,200        487,695
 Americana Bancorp, Inc.................     2,712         30,917
 *America's Car-Mart, Inc...............     6,500         80,210
 *#Americredit Corp.....................     4,400         36,608
 *AMERIGROUP Corp.......................    15,300        403,690
 *Ameripath, Inc........................    33,700        569,698
 AmeriServe Financial, Inc..............    13,700         41,853
 *Ameristar Casinos, Inc................    22,300        315,099
 *Ameritrade Holding Corp...............   184,300        956,517
 Ameron International Corp..............     3,900        222,339
 AmerUs Group Co........................    26,544        850,735
 *#Ames Department Stores, Inc..........    28,800             36
 Ametek, Inc............................    34,700      1,289,799
 *Amistar Corp..........................     1,600          1,160
 *Amkor Technology, Inc.................    21,200        154,018
 *AML Communications, Inc...............     7,800          1,131
 Ampco-Pittsburgh Corp..................     9,600        121,824
 *Ampex Corp. Class A...................    47,400          6,636
 *AMR Corp..............................     4,500         34,830
 *Amrep Corp............................     6,500         49,335
 *Amresco, Inc..........................    10,460              4
 *Amsurg Corp...........................    20,289        517,775
 *Amtech Systems, Inc...................     1,900          7,239
 *Amwest Insurance Group, Inc...........     3,894             21
 *AMX Corp..............................    11,000         30,140
 *Amylin Pharmaceuticals, Inc...........    77,050      1,327,957
 *Anacomp, Inc..........................         5             59
 *Anadigics, Inc........................    33,600        130,536
 Analogic Corp..........................    15,900        715,579
 *Analysts International Corp...........    26,600         61,047
 *Analytical Surveys, Inc...............       730            788
 *Anaren Microwave, Inc.................    26,900        310,695
 Anchor Bancorp Wisconsin, Inc..........    27,240        552,836
 Andersons, Inc.........................     8,200         98,195

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Andrew Corp...........................    69,200   $    779,538
 *Andrx Group...........................    25,000        362,750
 Angelica Corp..........................     5,000        113,000
 *Angelo & Maxie's, Inc.................     2,016          7,459
 *#Anicom, Inc..........................    23,000              2
 *Anika Therapeutics, Inc...............     9,900         10,840
 *Anixter International, Inc............    44,500      1,088,470
 *Ann Taylor Stores Corp................    53,800      1,277,750
 *Ansoft Corp...........................    12,100         76,956
 *AnswerThink Consulting Group, Inc.....    51,500        136,732
 *Ansys, Inc............................    16,200        334,125
 *Anthony and Sylvan Pools Corp.........     3,768         19,144
 *Antigenics, Inc.......................    36,706        448,547
 *AP Pharma, Inc........................    19,900         15,920
 *APA Optics, Inc.......................    11,800         20,768
 *APAC Teleservices, Inc................    51,900        138,054
 *Aphton Corp...........................    27,200         71,944
 Apogee Enterprises, Inc................    34,200        318,231
 Applebees International, Inc...........    42,975      1,083,185
 *Applica, Inc..........................    25,700        127,472
 *Applied Extrusion Technologies, Inc...    12,900         34,249
 *Applied Films Corp....................    12,100        245,630
 *Applied Graphics Technologies, Inc....     8,740          5,943
 *Applied Imaging Corp..................    15,800         33,496
 Applied Industrial Technologies, Inc...    23,000        414,000
 *Applied Innovation, Inc...............    15,100         53,378
 *Applied Microsystems Corp.............     7,000          1,645
 *Applied Molecular Evolution, Inc......    24,000         49,080
 *Applied Signal Technologies, Inc......    10,600        112,943
 *#Applix, Inc..........................    19,200         23,808
 *Apria Healthcare Group, Inc...........    54,100      1,268,645
 *Apropos Technology, Inc...............    12,000         19,140
 Aptargroup, Inc........................    38,500      1,150,380
 Aquila, Inc............................    62,900        127,058
 *Aradigm Corp..........................    31,100         60,956
 *Arch Capital Group, Ltd...............    20,500        619,510
 Arch Chemicals, Inc....................    26,900        548,222
 Arch Coal, Inc.........................    60,800      1,216,608
 Arctic Cat, Inc........................    18,900        291,627
 *#Ardent Communications, Inc...........    19,200            115
 *Arena Pharmaceuticals, Inc............    30,800        205,282
 Argonaut Group, Inc....................    23,700        388,798
 *Argonaut Technologoes, Inc............    12,000         11,220
 *Argosy Gaming Corp....................    28,700        561,659
 *ARI Network Services, Inc.............     6,200          2,201
 *Ariad Pharmaceuticals, Inc............    35,700         99,781
 *Ariba, Inc............................   132,400        554,094
 *Ark Restaurants Corp..................     2,700         18,697
 *Arkansas Best Corp....................    31,400        919,706
 *Arlington Hospitality, Inc............     4,900         14,651
 *Armor Holdings, Inc...................    34,400        492,608
 *#Armstrong Holdings, Inc..............    26,900         16,543
 *Arqule, Inc...........................    23,300        137,353
 *Array BioPharma, Inc..................    28,900        244,783
 *Arrhythmia Research Technology, Inc...     1,800          5,094
 *Arris Group, Inc......................   113,500        380,792
 Arrow Financial Corp...................     7,953        249,167
 Arrow International, Inc...............    24,100        907,606
 *Art Technology Group, Inc.............    69,400        119,368
 *Artesyn Technologies, Inc.............    42,200        173,231
 *Arthrocare Corp.......................    24,000        286,200
 *#Artificial Life, Inc.................     1,200            252
                                           SHARES       VALUE+
                                           ------       ------
 *Artisan Components, Inc...............    18,400   $    378,028
 *Artisoft, Inc.........................    14,400          7,128
 *Arts Way Manufacturing Co., Inc.......       200            750
 *ASA International, Ltd................     1,280          1,472
 *Asante Technologies, Inc..............     2,800            175
 ASB Financial Corp.....................     1,000         14,235
 *Ascent Assurance, Inc.................       109             79
 *Ascent Media Group, Inc...............     4,280         10,058
 *Ascential Software Corp...............   251,100        752,044
 *Ashworth, Inc.........................    14,600         75,993
 *Ask Jeeves, Inc.......................     2,500          5,775
 *Aspect Communications Corp............    58,700        185,198
 *Aspect Medical Systems, Inc...........    19,600         94,374
 *#Aspen Technology, Inc................    39,300        136,174
 *Aspeon, Inc...........................     9,400            423
 *Astea International, Inc..............    14,500          9,932
 *Astec Industries, Inc.................    21,600        221,184
 Astro-Med, Inc.........................     4,200         15,120
 *Astronics Corp........................     5,500         35,777
 *Astronics Corp. Class B...............     2,225         15,575
 *#AstroPower, Inc......................    28,050        245,437
 *ASV, Inc..............................    10,100         88,375
 *Asyst Technologies, Inc...............    47,500        398,525
 *ATA Holdings Corp.....................    11,500         75,325
 *AtheroGenics, Inc.....................    31,700        221,741
 *Athey Products Corp...................     2,940            134
 Atlanta Sosnoff Capital Corp...........     7,700         76,230
 *Atlantic American Corp................    21,100         34,604
 *Atlantic Coast Airlines, Inc..........    49,600        528,488
 *Atlantic Data Services, Inc...........    13,000         33,085
 *Atlantic Premium Brands, Ltd..........     2,000          4,100
 *Atlantis Plastics, Inc................     3,300         15,345
 *Atlas Air, Inc........................    51,800        135,716
 *ATMI, Inc.............................    36,400        873,600
 Atmos Energy Corp......................    45,400      1,012,420
 *ATP Oil & Gas Corp....................    22,700         94,091
 *Atrion Corp...........................     1,700         36,813
 *Atrix Labs, Inc.......................    22,500        416,025
 *ATS Medical, Inc......................     2,200          1,881
 *Atwood Oceanics, Inc..................    16,600        495,178
 *Audiovox Corp. Class A................    20,100        218,688
 *August Technology Corp................    16,900        114,413
 *Ault, Inc.............................     4,500         10,822
 *Aura Systems, Inc.....................     5,295            418
 *Aurora Foods, Inc.....................    69,844         43,303
 *Auspex Systems, Inc...................    21,100         12,449
 *#Authentidate Holding Corp............    24,600         99,999
 *#autobytel.com, Inc...................    37,400        112,200
 *Avalon Holding Corp. Class A..........     1,550          3,425
 *Avanex Corp...........................    56,000         94,080
 *Avanir Pharmaceuticals Class A........    58,000         63,220
 *Avant Immunotherapeutics, Inc.........    51,500         74,160
 *Avatar Holdings, Inc..................     8,700        213,150
 *Avatech Solutions, Inc................       617          1,043
 *Avenue A, Inc.........................    58,400        202,940
 *#Avi Biopharma, Inc...................    31,700        184,335
 *Aviall, Inc...........................    20,500        167,280
 *Avid Technology, Inc..................    30,800        604,604
 *AVIDYN, Inc...........................     3,500          9,747
 *Avigen, Inc...........................    29,400        237,258
 Avista Corp............................    57,400        560,798
 *Avocent Corp..........................    47,600      1,121,932

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Avteam, Inc. Class A..................    11,400   $         26
 *Aware, Inc............................    32,000         90,080
 *Axcelis Technologies, Inc.............   117,800        962,426
 *Axeda Systems, Inc....................    14,500         11,237
 *Axonyx, Inc...........................     5,700          5,244
 *AXS-One, Inc..........................    11,800          6,844
 *Axsys Technologies, Inc...............     4,700         35,414
 *AXT, Inc..............................    27,200         72,080
 *Aztar Corp............................    37,100        525,707
 *AZZ, Inc..............................     6,500         82,875
 Badger Meter, Inc......................     3,200         98,400
 *Badger Paper Mills, Inc...............     1,000          7,050
 Bairnco Corp...........................     7,300         39,055
 *Baker (Michael) Corp..................     7,900         77,262
 Balchem Corp...........................     4,700        107,630
 Baldor Electric Co.....................    40,933        796,147
 Baldwin & Lyons, Inc. Class B..........    10,100        241,693
 *Baldwin Technology, Inc. Class A......    13,300         11,305
 *Ballantyne Omaha, Inc.................    11,900          7,021
 *Bally Total Fitness Holding Corp......    41,300        369,635
 *Baltek Corp...........................     1,500         12,472
 *Bancinsurance Corp....................     5,700         26,875
 Bandag, Inc............................     9,000        366,660
 Bandag, Inc. Class A...................     9,600        346,560
 Bank of Granite Corp...................    16,400        304,876
 Bank of The Ozarks.....................     7,600        187,986
 *Bank United Financial Corp. Class A..     26,000        406,120
 BankAtlantic Bancorp, Inc. Class A.....    11,285        105,740
 *Bankrate, Inc.........................     7,000         21,000
 Banner Corp............................    12,860        257,136
 Banta Corp.............................    29,300        898,045
 Barnes Group, Inc......................    20,700        435,735
 *barnesandnoble.com, inc...............    18,225         35,721
 Barnwell Industries, Inc...............       400          8,160
 *Barra, Inc............................    23,700        873,937
 *Barrett Business Services, Inc........     5,800         21,083
 *Barry (R.G.) Corp.....................     9,500         44,650
 *Base Ten Systems, Inc. Class A........         1             86
 Bassett Furniture Industries, Inc......    11,700        157,306
 Bay State Bancorp, Inc.................     4,200        106,554
 *Bay View Capital Corp.................    77,900        453,378
 *Baycorp Holdings, Ltd.................     8,500        124,950
 *Bayou Steel Corp. Class A.............    13,500          2,295
 *BCT International, Inc................     2,700          2,241
 *Be Aerospace, Inc.....................    39,300        148,750
 *Beasley Broadcast Group, Inc..........     3,100         36,487
 *Beazer Homes USA, Inc.................    12,553        800,505
 *Bebe Stores, Inc......................    30,400        408,728
 BEI Technologies, Inc..................    14,300        205,491
 *Bel Fuse, Inc. Class A................     2,600         43,160
 Bel Fuse, Inc. Class B.................     5,250         97,702
 Belden, Inc............................    25,600        430,080
 *Bell Industries, Inc..................     8,900         13,795
 *Bell Microproducts, Inc...............    21,200        158,152
 *Benchmark Electronics, Inc............    26,500        824,415
 *Benihana, Inc.........................     1,000         12,425
 *Benihana, Inc. Class A................       150          1,859
 *Bentley Pharmaceuticals, Inc..........    20,860        196,084
 Berry Petroleum Corp. Class A..........    22,300        358,584
 *Bethlehem Steel Corp..................    74,300         15,231
 *Beverly Enterprises...................   117,500        383,050
 *Beyond.com Corp.......................     3,140             58
                                           SHARES       VALUE+
                                           ------       ------
 *BHA Group Holdings, Inc. Class A......     6,100   $    101,260
 *Big 4 Ranch, Inc......................     3,200              0
 *Big City Radio, Inc...................     6,400          2,016
 *Big Dog Holdings, Inc.................     1,500          5,392
 *BindView Development Corp.............    51,500         64,890
 *Bio Technology General Corp...........    61,900        262,765
 *Bioanalytical Systems, Inc............     4,600         15,525
 *Biocryst Pharmaceuticals, Inc.........    17,500         18,812
 *BioLase Technology, Inc...............     8,100         47,668
 *Bio-Logic Systems Corp................     4,200         16,905
 *BioMarin Pharmaceutical, Inc..........    63,600        540,600
 *Bionova Holdings Corp.................     4,070            875
 *Bionx Implants, Inc...................    10,800         31,644
 *Bio-Plexus, Inc.......................       270            138
 *#Bio-Rad Laboratories, Inc.
   Class A..............................    20,000        790,000
 *Bio-Reference Laboratories, Inc.......    10,300         63,345
 *BioReliance Corp......................     8,400        213,402
 *Biosepra, Inc.........................    14,300         97,383
 *#Biosite Diagnostics, Inc.............    16,200        461,700
 *Biosource International, Inc..........     9,600         55,680
 *Biospecifics Technologies Corp........     4,500          5,917
 *BioTransplant, Inc....................     7,500          3,637
 *Bitstream, Inc........................     8,400         15,750
 BIW, Ltd...............................       800         14,560
 *Black Box Corp........................    22,300      1,113,327
 Black Hills Corp.......................    29,500        761,985
 Blair Corp.............................     7,900        199,396
 *Blonder Tongue Laboratories, Inc......     9,800         22,050
 *Blount International, Inc.............    24,000         86,640
 *Blue Rhino Corp.......................    17,100        330,885
 *Bluegreen Corp........................    31,965        121,467
 Blyth, Inc.............................    38,100      1,055,370
 BMC Industries, Inc....................    25,400         46,990
 *BNS Co. Class A.......................     4,120         11,124
 Bob Evans Farms, Inc...................    38,500        940,362
 *Boca Resorts, Inc.....................    45,300        523,215
 *Bogen Communications International,
   Inc..................................    12,500         55,062
 *Bolder Technologies Corp..............    17,100             31
 *Bolt Technology Corp..................     5,400         18,630
 *Bombay Co., Inc.......................    32,900        139,496
 *Bone Care International, Inc..........    15,550        152,157
 *Bontex, Inc...........................       200             57
 *Bon-Ton Stores, Inc...................    12,000         49,620
 *Books-a-Million, Inc..................    18,200         47,866
 Borg-Warner, Inc.......................     9,900        510,048
 *Borland Software Corp.................    85,800      1,136,850
 Boston Acoustics, Inc..................     4,600         54,349
 *Boston Beer Company, Inc. Class A.....    12,600        197,568
 *Boston Biomedical, Inc................     6,700         17,922
 *Boston Communications Group, Inc......    19,000        256,880
 Boston Private Financial Holdings,
   Inc..................................    24,600        465,186
 Bostonfed Bancorp, Inc.................     4,500        132,750
 *Bottomline Technologies, Inc..........    17,300         99,821
 Bowne & Co., Inc.......................    40,200        426,120
 *Boyd Gaming Corp......................    63,700        907,725
 *Boyds Collection, Ltd.................    58,800        418,656
 *Bradlees, Inc.........................     8,800              6
 *Bradley Pharmaceuticals, Inc.
   Class A..............................    10,100        151,601
 Brady (W.H.) Co. Class A...............    20,700        703,800

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Brass Eagle, Inc......................     8,300   $     72,957
 *Braun Consulting, Inc.................    22,300         25,533
 *#Breed Technologies, Inc..............    36,800            718
 Bridgford Foods Corp...................    10,400        100,880
 Briggs & Stratton Corp.................    23,800      1,003,170
 *Brigham Exploration Co................    15,900         63,282
 *Bright Horizons Family Solutions,
   Inc..................................     6,600        180,444
 *Brightpoint, Inc......................     4,100         25,604
 *BrightStar Information Technology
   Group, Inc...........................    13,600            238
 *Brilliant Digital Entertainment,
   Inc..................................    19,500          6,630
 *#Brio Technology, Inc.................    36,900         63,652
 *#Britesmile, Inc......................    21,100         14,031
 *Broadview Media, Inc..................       200             90
 *Broadwing, Inc........................    38,800        156,752
 Brookline Bancorp, Inc.................    58,391        666,241
 *Brooks-PRI Automation Inc.............    37,304        538,297
 *Brookstone, Inc.......................     8,400        127,302
 *Brooktrout, Inc.......................    12,100         60,258
 *Brown (Tom), Inc......................    43,100      1,049,485
 Brown Shoe Company, Inc................    17,500        421,750
 *Bruker Daltonics, Inc.................    62,400        346,320
 *Brush Engineered Materials, Inc.......    16,800        101,640
 Bryn Mawr Bank Corp....................       800         30,080
 BSB Bancorp, Inc.......................    10,600        236,751
 *BSQUARE Corp..........................    19,900         26,765
 *BTU International, Inc................     6,800         17,340
 *Buca, Inc.............................    21,900        205,422
 *Buckeye Technology, Inc...............    44,300        298,139
 *Buckhead America Corp.................       900              4
 *Buckle, Inc...........................    30,000        594,000
 *Building Materials Holding Corp.......    13,000        174,265
 *Bull Run Corp.........................    37,000         20,720
 Burlington Coat Factory Warehouse
   Corp.................................    48,880      1,010,350
 Bush Industries, Inc. Class A..........    14,600        100,594
 *Butler International, Inc.............     8,800          3,300
 Butler Manufacturing Co................     7,600        144,780
 *BWAY Corp.............................     8,600        168,818
 C & D Technologies, Inc................    28,600        556,842
 *C-COR.Net Corp........................    42,300        169,834
 *#C-Phone Corp.........................    11,700            135
 *Cable Design Techologies Corp.........    51,287        415,425
 *#Cabot Microelectronics Corp..........    24,200      1,460,954
 Cabot Oil & Gas Corp. Class A..........    37,600        868,560
 *Cache, Inc............................     9,100        131,677
 *Caci International, Inc. Class A......    31,300      1,192,530
 *#Cadiz, Inc...........................    23,100         21,829
 Cadmus Communications Corp.............     8,900         93,895
 *Cagle's, Inc. Class A.................     2,000         15,100
 *Cal Dive International, Inc...........    44,700      1,040,839
 Calgon Carbon Corp.....................    49,400        246,012
 *Caliber Learning Network, Inc.........    12,500             22
 *Calico Commerce, Inc..................     4,621          1,225
 *California Amplifier, Inc.............    16,100         90,240
 *California Coastal Communities, Inc...    10,000         55,150
 California First National Bancorp......    11,100        144,577
 *California Micro Devices Corp.........    15,500         64,480
 *California Pizza Kitchen, Inc.........    20,400        502,146
 California Water Service Group.........    15,100        386,560
 *Caliper Technologies Corp.............    33,900        118,819
 Callaway Golf Co.......................    88,300      1,186,752
                                           SHARES       VALUE+
                                           ------       ------
 *Callon Petroleum Corp.................    17,100   $    100,377
 *Calloways Nursery, Inc................     1,200          1,038
 Cal-Maine Foods, Inc...................    10,500         30,870
 *#Calpine Corp.........................    16,000         70,880
 *Calton, Inc...........................     4,480            829
 *CAM Commerce Solutions, Inc...........     3,000         10,680
 Cambrex Corp...........................    31,200        919,776
 *Cambridge Heart, Inc..................     8,000          5,520
 Camco Financial Corp...................     6,316         89,340
 *Caminus Corp..........................    21,600         48,276
 *Candela Laser Corp....................    10,700         69,229
 *#Candies, Inc.........................    19,950         28,528
 *Candlewood Hotel Co., Inc.............     1,500            870
 *Cannon Express, Inc. Class A..........       900            396
 *Cannondale Corp.......................     7,500         11,325
 *Cantel Medical Corp...................     9,140        123,573
 *Canterbury Information Technology,
   Inc..................................    11,000          4,125
 *Capital Corp. of the West.............     4,520         88,502
 *Capital Crossing Bank.................     5,900        142,750
 *Capital Pacific Holdings, Inc.........    12,300         39,237
 *Capital Senior Living Corp............    27,600         73,140
 Capital Southwest Corp.................       300         15,931
 Capitol Bancorp, Ltd...................     8,564        174,277
 *Caprius, Inc..........................       548             47
 *Capstone Turbine Corp.................     5,400          6,372
 *Captaris, Inc.........................    33,400         79,492
 *Captiva Software Corp.................     4,400          6,600
 Caraustar Industries, Inc..............    31,400        292,177
 *Carbide/Graphite Group, Inc...........     8,300             83
 Carbo Ceramics, Inc....................    16,500        549,615
 *Cardiac Sciences, Inc.................    72,400        170,502
 *Cardima, Inc..........................    21,200         21,624
 *CardioDynamics International Corp.....    51,800        211,603
 *CardioGenesis Corp....................    33,800         25,857
 *#Cardiotech International, Inc........     9,000         12,870
 *Carecentric, Inc......................     2,035            641
 *Career Blazers, Inc. Trust Units......       800              0
 *#CareerEngine Network, Inc............     6,300          1,638
 Carlisle Companies, Inc................    30,200      1,254,206
 *#CarMax, Inc..........................    14,200        279,740
 Carpenter Technology Corp..............    24,500        336,385
 *Carreker Corp.........................    28,200        178,365
 *Carriage Services, Inc. Class A.......    18,900         84,105
 *Carrier Access Corp...................    16,900          9,717
 *Carrington Laboratories, Inc..........     9,800         10,290
 *Carrizo Oil & Gas, Inc................    14,100         64,437
 Cascade Corp...........................    13,300        186,200
 Cascade Natural Gas Corp...............    12,100        237,765
 *Casella Waste Systems, Inc. Class A..     24,869        181,792
 Casey's General Stores, Inc............    59,600        724,736
 Cash America International, Inc........    26,200        236,586
 *Castle (A.M.) & Co....................    15,437         81,044
 Castle Energy Corp.....................     6,600         28,248
 *Casual Male Corp......................    14,100              1
 *Casual Male Retail Group, Inc.........    51,800        205,128
 *Catalina Lighting, Inc................     1,760         16,852
 *Catalyst International, Inc...........     7,800          8,307
 *Catalytica Energy Systems, Inc........    12,891         36,482
 *Catapult Communications Corp..........    14,300        162,376
 Cathay Bancorp, Inc....................    14,800        636,622
 Cato Corp. Class A.....................    31,100        615,780

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Cavalier Homes, Inc...................    18,060   $     42,260
 *CCA Industries, Inc...................     4,300          7,396
 CCBT Financial Companies, Inc..........     8,600        228,674
 *CCC Information Services Group, Inc...    25,700        472,623
 *#CD Warehouse, Inc....................     3,300             74
 *CD&L, Inc.............................     4,400          2,552
 *CDI Corp..............................    19,100        549,316
 *Cec Entertainment Inc.................    33,000      1,046,100
 *Celadon Group, Inc....................     7,600         78,394
 *Celebrity, Inc........................     1,300          1,410
 *Celeritek, Inc........................    16,100        108,997
 *Cell Genesys, Inc.....................    42,852        559,433
 *#Cell Pathways, Inc...................     4,829          2,559
 *#Cell Therapeutics, Inc...............    37,100        356,345
 *#Cellegy Pharmaceuticals, Inc.........    17,200         64,844
 *CellStar Corp.........................    15,620         73,180
 *Cellular Technical Services...........     2,300          1,840
 *Centennial Cellular Corp..............    43,600        134,506
 *#CenterSpan Communication Corp........    12,100         37,510
 Centex Construction Products, Inc......    20,400        736,236
 *Centillium Communications, Inc........    38,100        110,299
 Central Bancorp, Inc...................     1,600         48,248
 *#Central European Distribution Corp...     5,200         87,854
 *Central Garden & Pet Co...............    20,200        386,830
 Central Parking Corp...................    45,600        884,184
 Central Vermont Public Service Corp....    11,700        212,355
 Century Aluminum Co....................    29,800        228,566
 Century Bancorp Income Class A.........     1,000         27,600
 *Century Business Services, Inc........   106,400        346,332
 *Cepheid, Inc..........................    35,500        219,390
 *Ceradyne, Inc.........................     8,400         53,802
 Cerberonics, Inc. Class A..............       200            585
 *Ceres Group, Inc......................    33,800         58,136
 *Cerus Corp............................    19,200        467,424
 CFS Bancorp, Inc.......................    13,300        191,719
 *CGI Group, Inc........................    32,980        166,549
 CH Energy Group, Inc...................    18,000        864,000
 *Chad Therapeutics.....................    10,000         26,750
 *Champion Enterprises, Inc.............    59,000        215,350
 Champion Industries, Inc...............     9,674         25,926
 *Championship Auto Racing Teams,
   Inc..................................    14,600         62,342
 *Champps Entertainment, Inc............    13,400        149,276
 *Channell Commercial Corp..............     6,600         30,690
 *Charles and Colvard, Ltd..............    14,700         87,024
 *Charles River Associates, Inc.........     9,000        141,300
 *Charlotte Russe Holding, Inc..........    21,100        280,102
 *Charming Shoppes, Inc.................   135,300        641,998
 *Chart Industries, Inc.................    23,525         14,821
 *#Charter Communications, Inc..........    17,300         35,378
 Chase Corp.............................     4,000         37,480
 *Chattem, Inc..........................    10,200        424,881
 *Chaus (Bernard), Inc..................    11,100          7,881
 *Checkers Drive-In Restaurant, Inc.....    11,334         86,252
 *#CheckFree Corp.......................     6,100        119,529
 *Checkpoint System, Inc................    36,000        392,040
 Chemed Corp............................    10,800        397,440
 Chemical Financial Corp................    23,635        776,646
 *Cherokee, Inc.........................     8,100        122,715
 Chesapeake Corp........................    18,200        342,160
 Chesapeake Energy Corp.................   165,270      1,145,321
 Chesapeake Utilities Corp..............     5,400        101,520
                                           SHARES       VALUE+
                                           ------       ------
 Chester Valley Bancorp.................       548   $     10,850
 *Chicago Pizza & Brewery, Inc..........     1,100          8,206
 Chicago Rivet & Machine Co.............       200          4,720
 *#Children's Place Retail Stores,
   Inc..................................    29,600        369,556
 *#Childtime Learning Centers, Inc......     5,200          7,410
 *ChipPAC, Inc..........................   105,900        494,023
 *Chiquita Brands International, Inc....       396          5,544
 Chittenden Corp........................    36,173        949,180
 *Choice Hotels International, Inc......    47,400      1,067,922
 *Cholestech Corp.......................    14,700         96,873
 *Chordiant Software, Inc...............    23,300         43,454
 *Christopher & Banks Corp..............    26,275        715,994
 *ChromaVision Medical Systems, Inc.....    20,200         31,613
 *Chromcraft Revington, Inc.............     6,000         78,300
 *Chronimed, Inc........................    13,600         81,328
 Church & Dwight Co., Inc...............    32,300        972,876
 Churchill Downs, Inc...................    14,400        557,640
 *#Chyron Corp..........................    42,600         12,780
 *Ciber, Inc............................    73,612        441,672
 *Cima Laboratories, Inc................    15,600        414,960
 *Cimarex Energy Co.....................    14,004        211,740
 *Ciphergen Biosystems, Inc.............    28,000         97,580
 *Ciprico, Inc..........................     4,900         18,399
 CIRCOR International, Inc..............    14,950        230,678
 *Circuit Systems, Inc..................     1,600             72
 *Cirrus Logic, Inc.....................    98,100        590,562
 Citizens Banking Corp..................    16,200        420,876
 *Citizens, Inc. Class A................    32,721        271,584
 City Holding Co........................    16,786        502,069
 *CKE Restaurants, Inc..................    68,700        342,126
 Claire's Stores, Inc...................    45,700      1,186,372
 Clarcor, Inc...........................    27,400        901,460
 *Clark/Bardes Holdings, Inc............    18,500        337,625
 *Clarus Corp...........................    17,100         96,786
 Classic Vacation Group, Inc............    16,300          3,504
 *Clayton Williams Energy, Inc..........     9,200        100,924
 *Clean Harbors, Inc....................    13,300        194,113
 *#Clearone Communications, Inc.........    11,300         54,296
 Cleco Corp.............................    54,200        736,036
 *Cleveland Cliffs, Inc.................    10,100        209,575
 *click2learn.com, Inc..................     5,000          5,700
 *ClickAction, Inc......................     7,900          1,264
 *Closure Medical Corp..................    14,900        197,350
 CNA Surety Corp........................    47,200        376,184
 *Cnbt Bancshares, Inc., Escrow Share...     6,400          1,280
 *CNET Networks, Inc....................   133,900        412,412
 *CNS, Inc..............................    14,200         91,164
 Coachmen Industries, Inc...............    17,700        282,315
 *Coast Dental Services, Inc............     2,066          6,136
 *Coast Distribution System.............     4,000          8,200
 Coastal Bancorp, Inc...................     5,800        179,742
 *Coastcast Corp........................     7,600         15,504
 *Cobalt Corp...........................    49,300        598,995
 CoBiz, Inc.............................     8,550        129,404
 *Cobra Electronic Corp.................     6,100         38,460
 Coca-Cola Bottling Co. Consolidated....     6,000        343,410
 *#Coeur d'Alene Mines Corp.............    36,300         54,087
 *Cogent Communications Group, Inc......     1,013          1,408
 *Cognex Corp...........................    48,600      1,091,070
 *Cognitronics Corp.....................     4,250         10,837
 *#Cognizant Technology Solutions
   Corp.................................     1,600        114,032

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THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Coherent, Inc.........................    31,800   $    677,976
 *Cohesion Technologies, Inc............     9,400         36,143
 Cohu, Inc..............................    22,700        352,190
 *Coinstar, Inc.........................    23,900        578,380
 *Cold Metal Products, Inc..............     3,500          1,417
 *Coldwater Creek, Inc..................    10,600        168,275
 *Cole (Kenneth) Productions, Inc.
   Class A..............................    11,350        284,771
 *Cole National Corp. Class A...........    14,800        161,320
 *Collagenex Pharmaceuticals, Inc.......    12,200        115,107
 *Collins & Aikman Corp.................    85,760        351,616
 Collins Industries, Inc................     7,000         31,220
 *Colorado Medtech, Inc.................    13,100         26,855
 *Columbia Banking System, Inc..........    13,223        177,320
 *Columbia Laboratories, Inc............    37,800        147,420
 *Columbus McKinnon Corp................    16,400         76,998
 *Com21, Inc............................    14,100          6,909
 *Comarco, Inc..........................    10,200         85,017
 *Comdial Corp..........................     9,000          1,665
 *Comforce Corp.........................    13,877         11,449
 *Comfort Systems USA, Inc..............    45,400        143,010
 Commerce Group, Inc....................    32,900      1,194,270
 Commercial Bancshares, Inc.............     2,586         80,838
 Commercial Federal Corp................    49,700      1,115,765
 Commercial Metals Co...................    31,900        535,920
 #Commercial National Financial Corp....     3,200         69,488
 Commonwealth Bancorp, Inc..............     9,900        456,786
 Commonwealth Industries, Inc...........    15,900        102,634
 *Commscope, Inc........................    72,100        648,900
 *Communications Systems, Inc...........     8,200         61,090
 Community Bank System, Inc.............    14,200        454,542
 #Community Bankshares, Inc.............       210          3,286
 Community First Bankshares, Inc........    42,700      1,139,449
 Community Trust Bancorp, Inc...........    12,482        368,243
 *Community West Bancshares.............     5,500         25,465
 *Competitive Technologies, Inc.........     6,100         19,215
 *Compucom Systems, Inc.................    54,800        365,242
 *CompuCredit Corp......................    56,700        407,673
 *Compudyne Corp........................     7,100         59,107
 *Computer Access Technology Corp.......    24,400         50,752
 *Computer Horizons Corp................    37,600        132,352
 *Computer Learning Centers, Inc........    18,558             17
 *#Computer Motion, Inc.................    15,200         15,124
 *Computer Network Technology Corp......    31,700        294,493
 *Computer Task Group, Inc..............    27,400         98,640
 CompX International, Inc...............     5,100         42,738
 *Comshare, Inc.........................    10,200         20,043
 *Comstock Resources, Inc...............    32,800        276,832
 *Comtech Telecommunications Corp.......     7,400         71,077
 *Concepts Direct, Inc..................       700            395
 *Conceptus, Inc........................    23,300        322,938
 *Concero, Inc..........................    10,200          3,519
 *Concerto Software, Inc................    12,100         76,895
 *Concord Camera Corp...................    28,800        173,520
 *Concord Communications, Inc...........    18,900        231,714
 *Concur Technologies, Inc..............    26,600        100,415
 *Concurrent Computer Corp..............    68,000        219,300
 *Conductus, Inc........................     2,400          1,500
 *Cone Mills Corp.......................    28,300         59,430
 *Congoleum Corp. Class A...............     3,600          2,520
 *Conmed Corp...........................    34,412        656,409
 Connecticut Bancshares, Inc............     9,456        371,574
                                           SHARES       VALUE+
                                           ------       ------
 Connecticut Water Services, Inc........     7,600   $    205,238
 *Connitics Corp........................    36,700        438,748
 *Conrad Industries, Inc................     7,200         22,644
 CONSOL Energy, Inc.....................    43,000        601,140
 *Consolidated Freightways Corp.........     3,600             68
 *Consolidated Graphics, Inc............    14,500        297,250
 Consolidated Tokoma Land Co............     5,600        101,360
 *Continental Airlines, Inc.............    78,900        741,660
 *Continental Materials Corp............       200          5,200
 *Convera Corp..........................    28,800         90,288
 *#Cooker Restaurant Corp...............     6,600            115
 #Cooper Companies, Inc.................    33,600        944,160
 Cooper Tire & Rubber Co................    51,400        817,260
 Cooperative Bankshares, Inc............     1,400         22,400
 *CoorsTek, Inc.........................    10,700        244,655
 *Copart, Inc...........................    31,000        375,255
 *Copper Mountain Networks, Inc.........       710          2,794
 *Core Molding Technologies, Inc........     7,700          9,240
 *Corel Corp............................         1              1
 *Corillian Corp........................    35,100         41,593
 *Corixa Corp...........................    54,382        390,463
 Corn Products International, Inc.......    37,800      1,121,526
 *Cornell Companies, Inc................    13,000        119,990
 *Corporate Executive Board Co..........    36,800      1,214,584
 *Correctional Services Corp............    10,112         24,319
 *Corrections Corporation of America....    32,200        576,380
 *Corrpro Companies, Inc................     7,875          4,567
 Corus Bankshares, Inc..................    17,000        767,720
 *Corvas International, Inc.............    27,400         45,484
 *Corvel Corp...........................    10,900        363,733
 *Cost Plus, Inc........................    23,875        784,891
 *CoStar Group, Inc.....................    15,800        280,687
 *Cost-U-Less, Inc......................     3,000          3,780
 Cotton States Life Insurance Co........     6,330         61,338
 Courier Corp...........................     2,850        130,459
 *Covance, Inc..........................    60,700      1,360,894
 *Covansys Corp.........................    28,800        112,752
 *Covenant Transport, Inc. Class A......    12,600        222,894
 Covest Bancshares, Inc.................     2,425         63,947
 *Covista Communications, Inc...........     3,000         11,055
 CPAC, Inc..............................     5,120         27,034
 CPB, Inc...............................    15,800        417,989
 *CPI Aerostructures, Inc...............        66            389
 CPI Corp...............................    11,200        143,360
 Craftmade International, Inc...........     5,900         93,780
 Crawford & Co. Class A.................    22,300        121,423
 Crawford & Co. Class B.................    25,300        170,016
 *Cray, Inc.............................    65,100        455,374
 *Credence Systems Corp.................    72,370        782,320
 *Credit Acceptance Corp................    48,500        388,000
 *#Cree Research, Inc...................    24,500        579,792
 *Criticare Systems, Inc................    12,200         42,822
 Crompton Corp..........................   136,400        962,984
 *Cross (A.T.) Co. Class A..............    14,700         88,200
 *Cross Media Marketing Corp............     5,077          3,300
 *Crossroads Systems, Inc...............     4,200          4,053
 *Crown Castle International Corp.......   113,500        449,460
 *Crown Cork & Seal Co., Inc............   131,800      1,138,752
 *Crown Crafts, Inc.....................    10,500          4,935
 *Crown Media Holdings, Inc.............    75,000        343,500
 *Crown-Andersen, Inc...................     1,000          3,610
 *#Cryolife, Inc........................    21,500        117,605

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *CSG Systems International, Inc........    59,500   $    840,437
 *CSK Auto Corp.........................    52,200        651,978
 *CSP, Inc..............................     3,500          9,415
 *CSS Industries, Inc...................     8,600        300,140
 CT Communications, Inc.................    18,700        227,953
 *#CTC Communications Group, Inc........    11,450            298
 CTS Corp...............................    36,700        292,866
 Cubic Corp.............................    31,200        528,840
 *Cubist Pharmaceuticals, Inc...........    33,300        395,604
 *Culp, Inc.............................    12,400        110,360
 Cummins Engine Co., Inc................    20,000        628,800
 *Cumulus Media, Inc. Class A...........    44,016        729,565
 *CUNO, Inc.............................    18,900        628,897
 *CuraGen Corp..........................    53,800        287,830
 *Curative Health Services, Inc.........    11,500        178,480
 *Curis, Inc............................        50             54
 Curtiss-Wright Corp....................     5,800        356,700
 *Cutter & Buck, Inc....................    11,650         49,745
 *CV Therapeutics, Inc..................    28,300        659,248
 CVB Financial Corp.....................    48,112      1,176,579
 *Cyberonics, Inc.......................    23,900        412,514
 *Cyberoptics Corp......................     8,100         57,874
 *Cybersource Corp......................    32,800         82,164
 *Cybex International, Inc..............     8,700         11,745
 *Cygnus, Inc...........................    32,900         33,064
 *Cylink Corp...........................    13,200         18,150
 *#Cymer, Inc...........................    40,800      1,484,916
 *Cypress Semiconductor Corp............    35,700        308,448
 *Cysive, Inc...........................    29,300         78,963
 *Cytec Industries, Inc.................    47,300      1,264,329
 *Cytrx Corp............................     1,700            493
 *Cytyc Corp............................     7,500         74,925
 D & K Healthcare Resources, Inc........    15,900        146,677
 *D A Consulting Group, Inc.............     6,700          1,943
 *Daily Journal Corp....................       200          4,831
 *Dairy Mart Convenience Stores, Inc....     4,800            216
 *Daisytek International Corp...........    19,500        161,070
 *Daktronics, Inc.......................    18,100        259,644
 *Dan River, Inc. Class A...............    29,700         53,460
 *Danielson Holding Corp................    33,900         66,105
 *Daou Systems, Inc.....................    19,400          6,305
 *Data I/O Corp.........................     7,600          9,690
 *#Data Race, Inc.......................    36,700            257
 *Data Systems & Software, Inc..........     7,300         13,067
 *Datakey, Inc..........................     1,000          1,760
 *Datalink Corp.........................    14,900         47,829
 *Datamarine International, Inc.........       200              4
 *Dataram Corp..........................     8,400         34,062
 Datascope Corp.........................    17,700        453,651
 *Datastream Systems, Inc...............    20,100        122,007
 *Datatec Systems, Inc..................     7,000          8,715
 *DataTRAK International, Inc...........     5,200          6,318
 *Datawatch Corp........................     2,066          6,467
 *Dave and Busters, Inc.................    13,200        103,884
 *Davel Communications, Inc.............       204              4
 *Daw Technologies, Inc.................     3,575            357
 *Dawson Geophysical Co.................     5,400         27,999
 *Daxor Corp............................     4,600         71,530
 Deb Shops, Inc.........................    14,400        299,160
 *Deckers Outdoor Corp..................     9,200         35,834
 *Decora Industries, Inc................     5,500             38
 Decorator Industries, Inc..............     2,762         14,611
                                           SHARES       VALUE+
                                           ------       ------
 *Del Global Technologies Corp..........    10,927   $     24,859
 *Del Laboratories, Inc.................     9,054        213,678
 *Del Monte Foods Co....................    62,800        558,920
 *Delphax Technologies, Inc.............     6,100         18,422
 Delphi Financial Group, Inc. Class A..     18,400        703,800
 Delta and Pine Land Co.................    46,000        927,360
 Delta Apparel, Inc.....................     5,240         77,290
 *Delta Financial Corp..................    19,600         22,540
 Delta Natural Gas Co., Inc.............     2,500         51,375
 *Delta Woodside Industries, Inc........     5,850         28,957
 *Deltagen, Inc.........................    21,400         15,729
 Deltic Timber Corp.....................    13,100        347,150
 *Denali, Inc...........................     4,300            365
 *Denbury Resources, Inc................    59,300        612,569
 *Dendreon Corp.........................    28,900        117,045
 *Dendrite International, Inc...........    54,000        317,790
 *Department 56, Inc....................    12,900        158,283
 *DepoMed, Inc..........................    13,600         24,344
 *Detrex Corp...........................       500          1,750
 *Devcon International Corp.............     3,600         23,976
 *DHB Industries, Inc...................     8,300         17,513
 *Diacrin, Inc..........................    17,800         23,140
 Diagnostic Products Corp...............    31,200      1,131,936
 *Diametrics Medical, Inc...............    29,500         59,147
 *DiamondCluster International, Inc.....    29,600        106,412
 *Dianon Systems, Inc...................    13,533        631,044
 *Diedrich Coffee, Inc..................     4,025         17,972
 *Digene Corp...........................    25,600        207,104
 *Digi International, Inc...............    26,633         80,964
 *Digimarc Corp.........................    18,900        300,604
 *#Digital Angel Corp...................     3,800         11,438
 *Digital Courier Technologies, Inc.....     7,200             76
 *Digital Generation Systems, Inc.......    49,400         55,328
 *Digital Impact, Inc...................    10,800         21,546
 *Digital Insight Corp..................    38,600        399,124
 *Digital Lightwave, Inc................    27,300         57,739
 *Digital Power Corp....................     1,000            750
 *Digital River, Inc....................    32,300        467,381
 *DigitalThink Inc......................    40,400         82,214
 *Digitas, Inc..........................    57,531        182,373
 Dime Community Bancorp, Inc............    28,500        586,245
 Dimon, Inc.............................    53,700        327,570
 *Diodes, Inc...........................     8,100         87,196
 *Dionex Corp...........................    21,200        642,254
 *Directrix, Inc........................       813             16
 *Discovery Partners International......    24,700         79,040
 *Dispatch Management Services Corp.....     4,300             12
 *Display Technologies, Inc.............    11,330             34
 *Ditech Communications Corp............    31,500         75,600
 *Diversa Corp..........................    39,800        457,700
 *Diversified Corporate Resources,
   Inc..................................     1,700            476
 *divine, Inc. Class A..................     5,657          9,928
 *Dixie Group, Inc......................    10,600         42,188
 *Dixon Ticonderoga Co..................     1,900          3,467
 *DocuCorp International, Inc...........    16,100        116,081
 *Document Sciences Corp................    14,200         32,305
 *Documentum, Inc.......................    47,800        893,621
 *Dollar Thrifty Automotive Group,
   Inc..................................    28,000        590,240
 *Dominion Homes, Inc...................     5,800         97,266
 Donegal Group, Inc. Class A............     6,066         73,004
 Donegal Group, Inc. Class B............     2,933         30,723
 *Dorsey Trailers, Inc..................     3,000             22

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Dot Hill Systems Corp.................    24,760   $     84,184
 *DoubleClick, Inc......................   100,880        721,292
 Dover Downs Gaming & Entertainment,
   Inc..................................     9,910        103,163
 Dover Motorsports, Inc.................    15,300         58,140
 Downey Financial Corp..................    31,076      1,227,813
 *DPAC Technologies Corp................    20,900         40,441
 DQE, Inc...............................    76,200      1,120,140
 *#Dress Barn, Inc......................    43,800        608,820
 *Drew Industries, Inc..................     9,700        159,565
 *Drexler Technology Corp...............    10,100        171,195
 *Dril-Quip, Inc........................    17,200        324,220
 *DRS Technologies, Inc.................    16,400        547,104
 *Drugstore.com, Inc....................    16,200         33,858
 *DSP Group, Inc........................    32,500        564,850
 *DT Industries, Inc....................    10,300         25,750
 *DualStar Technologies Corp............    16,400          1,927
 *Duane Reade, Inc......................    28,700        545,013
 *Duckwall-Alco Stores, Inc.............     4,100         47,765
 *Ducommun, Inc.........................     9,700        134,830
 *DuPont Photomasks, Inc................    19,700        547,561
 *Dura Automotive Systems, Inc..........    15,300        148,792
 *DuraSwitch Industries, Inc............    10,500         12,705
 *Duratek, Inc..........................    13,400        111,689
 *Durect Corp...........................    25,500         66,682
 *DUSA Pharmaceuticals, Inc.............    13,800         25,254
 *DVI, Inc..............................    14,500        128,180
 *Dwyer Group, Inc......................     7,000         27,615
 *Dyax Corp.............................    21,600         43,956
 *Dycom Industries, Inc.................    54,666        826,003
 *#Dynacq International, Inc............    18,400        280,692
 *Dynamic Materials Corp................     2,000          5,170
 *Dynamics Research Corp................     8,000        101,240
 *#E Com Ventures, Inc..................     2,175          8,754
 *E-Loan, Inc...........................    31,000         58,435
 *E-Z-EM, Inc...........................     8,562         77,058
 *E.piphany, Inc........................    83,000        413,340
 *Eagle Food Centers, Inc...............     2,575          1,429
 *EarthLink, Inc........................    83,700        521,451
 East West Bancorp, Inc.................    26,000        897,520
 Eastern Co.............................     4,950         55,440
 *#EasyLink Services Corp...............    11,569          9,891
 *Eateries, Inc.........................     3,000          7,290
 *eBenX, Inc............................    22,000        101,750
 eBT International, Inc.................    14,800          1,480
 *ECC International Corp................     9,550         38,009
 *#Echelon Corp.........................    50,100        733,464
 *Eclipsys Corp.........................    17,600         90,728
 *Eco Soil Systems, Inc.................    19,700            128
 *Ecogen, Inc...........................     1,364            218
 *eCollege.com..........................    16,300         55,338
 Ecology & Environment, Inc. Class A....     2,000         17,400
 *Edac Technologies Corp................     3,500          2,205
 Edelbrock Corp.........................     5,470         57,763
 *Eden Bioscience Corp..................    12,800         21,056
 *EDGAR Online, Inc.....................    16,400         27,388
 *Edge Petroleum Corp...................     9,300         31,759
 *Edgewater Technology, Inc.............    11,569         48,532
 *Edison Control Corp...................     1,000          6,825
 Edo Corp...............................    21,600        437,832
 *Education Management Corp.............    32,100      1,241,949
 Educational Development Corp...........     1,800         13,698
                                           SHARES       VALUE+
                                           ------       ------
 *Educational Insights, Inc.............     2,700   $      1,242
 EFC Bancorp, Inc.......................     4,600         78,890
 *#EFJ, Inc.............................     7,800          7,800
 *eFunds Corp...........................    55,986        505,274
 *EGL, Inc..............................    58,800        921,396
 *eGlobe, Inc...........................    10,255            103
 *El Paso Electric Co...................    60,500        620,125
 *Elcom International, Inc..............    21,800          7,630
 *Elder-Beerman Stores Corp.............    11,500         20,700
 *#Electric Fuel Corp...................    28,300         22,074
 *Electro Rent Corp.....................    26,200        316,758
 *Electro Scientific Industries, Inc....    30,200        735,370
 *Electroglas, Inc......................    26,900         68,864
 *Electronics Boutique Holdings Corp....    28,400        869,182
 *Electronics for Imaging, Inc..........    65,100      1,154,223
 *Elevon, Inc...........................    15,100         19,856
 *Elite Information Group, Inc..........     8,100         60,993
 *Elizabeth Arden, Inc..................    21,100        302,257
 ElkCorp................................    21,300        383,613
 *eLoyalty Corp.........................     6,700         29,513
 *ELXSI Corp............................     1,800          6,345
 *Embarcadero Technologies, Inc.........    29,900        195,695
 *Embrex, Inc...........................     8,100         95,539
 EMC Insurance Group, Inc...............    11,300        210,745
 *Emcee Broadcast Products, Inc.........     4,800          1,392
 *Emcor Group, Inc......................    14,800        788,840
 *EMCORE Corp...........................    40,300        128,355
 *Emerging Vision, Inc..................    25,700          1,478
 *Emeritus Corp.........................    14,100         35,602
 *Emerson Radio Corp....................    15,400         70,994
 *Emisphere Technologies, Inc...........    20,200         80,396
 *Emmis Broadcasting Corp. Class A......    49,500      1,137,262
 Empire District Electric Co............    24,500        447,370
 Empire Federal Bancorp, Inc............     1,500         27,667
 *EMS Technologies, Inc.................    10,400        158,288
 *#En Pointe Technologies, Inc..........     6,600          6,303
 #Enbridge Energy Partners, L.P.........    23,600        931,256
 *Encore Acquisition Co.................    11,600        215,180
 *#Encore Med Corp......................    13,200         36,564
 *Encore Wire Corp......................    15,200        156,484
 *Endo Pharmaceuticals Holdings, Inc....   108,500        937,982
 *Endocardial Solutions, Inc............    18,300         81,252
 *#Endocare, Inc........................    29,100         78,279
 *Endologix, Inc........................    12,700         14,795
 Energen Corp...........................    37,800      1,010,016
 *Energy Conversion Devices, Inc........    21,100        255,837
 *Energy Partners, Ltd..................    17,100        158,175
 Energy West, Inc.......................       200          1,675
 Energysouth, Inc.......................     5,000        137,425
 *Enesco Group, Inc.....................    14,000         98,980
 Engineered Support Systems, Inc........    17,250        640,492
 *ENGlobal Corp.........................     1,700          2,193
 *Enherent Corp.........................    17,400          1,000
 *#Enlighten Software Solutions, Inc....     1,600              7
 Ennis Business Forms, Inc..............    19,500        241,020
 *Entegris, Inc.........................    81,464        872,072
 *Entrada Networks, Inc.................     8,705          1,872
 *Entravision Communications Corp.......    62,500        681,875
 *Entremed, Inc.........................    24,100         35,547
 *Entrust Technologies, Inc.............    72,600        291,852
 *Envirogen, Inc........................       616            314
 *Environmental Elements Corp...........     7,200         16,776

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Environmental Technologies Corp.......     3,700   $         92
 *Environmental Tectonics Corp..........     7,100         45,085
 *Enzo Biochem, Inc.....................    31,316        454,082
 *Enzon, Inc............................    47,300        874,577
 *EP Medsystems, Inc....................    14,900         73,084
 *#EpicEdge, Inc........................    21,900          1,533
 *Epicor Software Corp..................    44,442         73,329
 *Epimmune, Inc.........................    11,800         14,278
 *EPIQ Systems, Inc.....................    15,850        238,780
 *EPIX Medical, Inc.....................    17,200        159,014
 *ePlus, Inc............................    10,300         76,065
 *ePresence, Inc........................    25,100         60,365
 *#Equimed Inc. Nevis...................     2,250              0
 *Equity Marketing, Inc.................     5,700         66,975
 *Equity Oil Co.........................    12,600         24,255
 *#eResearch Technology, Inc............    10,350        146,194
 *eResource Capital Group, Inc..........     4,913          2,358
 *Ergo Science Corp.....................     7,150         12,691
 ESB Financial Corp.....................     6,969         89,726
 *Escalon Medical Corp..................     3,200          6,336
 *Esco Technologies, Inc................    12,500        458,875
 *eSpeed, Inc...........................    31,100        469,765
 *Esperion Therapeutics, Inc............     8,300         56,357
 Espey Manufacturing & Electronics
   Corp.................................       400          7,850
 *ESS Technology, Inc...................    59,100        510,624
 *Essential Therapeutics, Inc...........    17,500          9,450
 *Esterline Technologies Corp...........    22,800        448,020
 #Ethan Allen Interiors, Inc............    34,800      1,299,780
 *Ethyl Corp............................    16,600         95,616
 *European Micro Holdings, Inc..........     4,600             69
 *Evans & Sutherland Computer Corp......    10,400         55,900
 *Evans Systems, Inc....................     4,000            300
 *Evercel, Inc..........................     1,666          3,882
 *Evergreen Resources, Inc..............    20,800        890,240
 *#Evergreen Solar, Inc.................     8,300         11,952
 *Everlast Worldwide, Inc...............     1,500          5,025
 *Evolving Systems, Inc.................    12,600         11,340
 *Exabyte Corp..........................    28,400         22,010
 *Exact Sciences Corp...................    18,800        230,300
 *Exactech, Inc.........................     5,400        123,012
 *Exar Corp.............................    43,700        617,044
 *Excel Technology, Inc.................    11,700        233,883
 *eXcelon Corp..........................       401          1,261
 *EXE Technologies, Inc.................    34,000         23,120
 *Exelixis, Inc.........................    75,043        678,389
 *Exponent, Inc.........................     6,700         86,597
 *Extended Stay America, Inc............    79,100      1,106,609
 *Extended Systems, Inc.................    11,100         22,644
 *Extensity, Inc........................    15,200         26,448
 *Extreme Networks, Inc.................   134,700        608,170
 *Exult, Inc............................   104,631        336,912
 *Ezcorp, Inc. Class A Non-Voting.......    10,800         34,722
 *Ezenia! Inc...........................    13,600          3,876
 F & M Bancorp..........................     8,462        291,685
 *F.A.O., Inc...........................    22,033         50,235
 F.N.B. Corp............................    43,543      1,222,252
 *F5 Networks, Inc......................    28,200        396,351
 Fab Industries, Inc....................     5,200         44,850
 *Factory 2-U Stores, Inc...............    12,900         43,086
 Factset Research Systems, Inc..........    37,100      1,146,390
 *Factual Data Corp.....................     6,100         48,098
                                           SHARES       VALUE+
                                           ------       ------
 *Fairchild Corp. Class A...............    24,452   $    123,727
 *Fairchild Semiconductor Corp.
   Class A..............................     3,600         55,116
 *Falcon Products, Inc..................     8,800         35,024
 *#FalconStor Software, Inc.............    58,800        291,060
 *Famous Dave's of America, Inc.........    12,500         45,437
 *Fargo Electronics.....................    11,700        138,294
 Farmer Brothers Co.....................     1,900        590,909
 *Faro Technologies, Inc................    11,800         24,308
 *FASTNET Corp..........................     1,900            874
 FBL Financial Group, Inc. Class A......    26,000        436,020
 *Featherlite Manufacturing, Inc........     6,500         15,600
 Fedders Corp...........................    22,610         59,238
 Federal Screw Works....................     1,250         51,881
 Federal Signal Corp....................    58,800      1,114,848
 *#Federal-Mogul Corp...................    59,400         25,839
 *FEI Co................................    32,200        602,140
 *#Female Health Co.....................     9,300         16,228
 Ferro Corp.............................    48,400      1,152,404
 FFLC Bancorp...........................     3,600        105,372
 *Fibermark, Inc........................     6,900         46,713
 *Fiberstars, Inc.......................     4,600         17,066
 Fidelity Bancorp, Inc..................     3,100         83,188
 Fidelity Bankshares, Inc...............    15,732        297,413
 *Fidelity Federal Bancorp..............     2,500          4,512
 Fidelity National Corp.................     8,800         76,384
 *Fidelity National Information
   Solutions, Inc.......................    40,463        816,746
 *Filenet Corp..........................    39,099        536,438
 *Film Roman, Inc.......................     4,700            505
 *Financial Federal Corp................    16,600        428,280
 Finger Lakes Bancorp, Inc..............     2,500         49,625
 *Finish Line, Inc. Class A.............    18,800        199,092
 *Finishmaster, Inc.....................       800          9,344
 *Finlay Enterprises, Inc...............     9,400        120,320
 *Firebrand Financial Group, Inc........     9,100             96
 First Albany Companies, Inc............     9,098         69,374
 First American Financial Corp..........        87          1,783
 *First Aviation Services, Inc..........     6,200         25,234
 First Bancorp..........................     6,210        153,014
 First Bell Bancorp, Inc................     4,800        100,080
 *First Cash Financial Services, Inc....     8,800         89,100
 First Charter Corp.....................    33,320        606,091
 First Citizens Bancshares, Inc.........     1,300        131,040
 First Commonwealth Financial Corp......    66,460        780,905
 *First Consulting Group, Inc...........    28,844        200,466
 First Defiance Financial Corp..........     6,859        133,750
 First Essex Bancorp....................     7,600        267,102
 First Federal Bancshares of Arkansas,
   Inc..................................     2,900         72,920
 First Federal Capital Corp.............    19,900        381,284
 First Financial Bancorp................    66,325      1,141,122
 First Financial Bankshares, Inc........    12,316        483,218
 First Financial Corp...................     1,275         66,702
 First Financial Holdings, Inc..........    13,400        349,673
 First Franklin Corp....................       300          4,071
 #First Georgia Holdings, Inc...........     1,012          3,937
 *First Horizon Pharmaceutical Corp.....    38,200        231,301
 First Indiana Corp.....................    15,400        321,629
 *First Investors Financial Services
   Group, Inc...........................     5,400         16,578
 First Keystone Financial, Inc..........     2,000         31,820

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *First Mariner Bank Corp...............     4,900   $     52,748
 First Merchants Corp...................    16,280        382,661
 First Midwest Bancorp, Inc.............     7,375        206,057
 First Midwest Financial, Inc...........     2,400         37,644
 First Mutual Bancshares, Inc...........     4,144         72,914
 First Niagara Financial Group, Inc.....    28,600        874,874
 First Oak Brook Bancshares, Inc.
   Class A..............................     2,100         67,777
 First Place Financial Corp.............    14,167        239,847
 *First Republic Bank...................    14,450        300,560
 First SecurityFed Financial, Inc.......     4,100         91,512
 First Sentinel Bancorp, Inc............    31,100        455,304
 First United Corp......................     2,800         45,920
 *First Virtual Communications, Inc.....    20,753          7,782
 First Years, Inc.......................     8,100         80,595
 FirstBank NW Corp......................     1,400         29,176
 *FirstCity Financial Corp..............     7,900          8,808
 FirstFed America Bancorp, Inc..........     6,176        155,018
 *FirstFed Financial Corp...............    17,200        468,700
 *Firstwave Technologies, Inc...........     2,600         38,025
 *Fischer Imaging Corp..................     9,100         44,226
 Flag Financial Corp....................     6,500         73,937
 Flagstar Bancorp, Inc..................    33,950        619,587
 Flamemaster Corp.......................       247          1,710
 *Flanders Corp.........................    25,900         47,008
 *#Fleetwood Enterprises, Inc...........    38,200        314,768
 #Fleming Companies, Inc................    60,800        456,000
 Flexsteel Industries, Inc..............     6,100         95,831
 *Flir Systems, Inc.....................    16,650        725,357
 *Florida Banks, Inc....................     5,700         45,172
 Florida East Coast Industries, Inc.....     2,000         46,300
 Florida Public Utilities Co............     3,866         58,377
 Florida Rock Industries, Inc...........    28,300      1,132,283
 FloridaFirst Bancorp...................     2,400         57,768
 *Florsheim Group, Inc..................     4,800             39
 *Flow International Corp...............    15,200         51,756
 Flowers Foods, Inc.....................    32,750        788,292
 *Flowserve Corp........................    64,700        984,734
 Flushing Financial Corp................    13,000        223,080
 *FMC Corp..............................    42,100      1,193,114
 FNB Financial Services Corp............     2,100         33,936
 *Foamex International, Inc.............    24,100         58,683
 *FOCUS Enhancements, Inc...............     3,132          4,447
 *Foodarama Supermarkets, Inc...........     1,100         30,250
 Foothill Independent Bancorp...........     5,518        103,518
 *Footstar, Inc.........................    21,800        137,776
 Forest City Enterprises, Inc.
   Class B..............................     4,500        146,700
 *Forest Oil Corp.......................    46,770      1,244,082
 *Forgent Networks, Inc.................    25,700         57,054
 *Forrester Resh, Inc...................    23,400        358,605
 *#Fortel, Inc..........................    13,800            966
 *Forward Air Corp., Inc................    21,650        417,304
 *Fossil, Inc...........................    55,412      1,127,357
 *Foster (L.B.) Co. Class A.............    10,000         41,200
 *Foster Wheeler, Ltd...................    40,600         68,208
 *Fotoball USA, Inc.....................     3,600         14,994
 *Foundry Networks, Inc.................   136,700      1,364,266
 *Fountain Powerboat Industries, Inc....     4,700         17,977
 *Four Kids Entertainment, Inc..........    12,500        300,000
 *#FPIC Insurance Group, Inc............    13,200         85,800
 Frankfort First Bancorp, Inc...........       850         14,624
 Franklin Bancorp, Inc..................     3,489         63,133
                                           SHARES       VALUE+
                                           ------       ------
 *Franklin Covey Co.....................    19,800   $     33,660
 Franklin Electric Co., Inc.............    10,800        509,004
 *Franklin Electronic Publishers,
   Inc..................................     7,900         19,118
 Freds, Inc. Class A....................    28,100        705,029
 *FreeMarkets, Inc......................    53,500        450,737
 Fremont General Corp...................    90,100        378,420
 Frequency Electronics, Inc.............     8,300         71,878
 *Fresh America Corp....................     4,900              5
 Fresh Brands, Inc......................     5,100         70,635
 *Fresh Choice, Inc.....................     5,900         10,885
 *Friede Goldman Halter, Inc............    59,783            329
 *Friedman Billings Ramsey Group, Inc.
   Class A..............................    21,200        190,800
 Friedman Industries, Inc...............     6,158         14,779
 Friedmans, Inc. Class A................    17,000        150,705
 *Friendly Ice Cream Corp...............     7,300         37,595
 Frisch's Restaurants, Inc..............     4,900         94,962
 *Frontier Airlines, Inc................    31,200        179,712
 Frontier Oil Corp......................    26,700        383,145
 *Frontstep, Inc........................     7,500         15,225
 *Frozen Food Express Industries, Inc...    16,607         40,521
 FSF Financial Corp.....................     2,300         53,877
 *FSI International, Inc................    35,400        160,185
 *FTI Consulting, Inc...................    28,450      1,166,734
 *FuelCell Energy, Inc..................    42,200        382,332
 Fuller (H.B.) Co.......................    31,200        909,636
 *Furr's/Bishop's, Inc..................     2,500            425
 *#FX Energy, Inc.......................    19,400         52,865
 G & K Services, Inc. Class A...........    18,900        648,270
 *G-III Apparel Group, Ltd..............     6,700         49,446
 GA Financial, Inc......................     5,300        118,190
 *Gabelli Asset Management, Inc.........     6,500        214,500
 *Gadzooks, Inc.........................    12,000         61,680
 *Gainsco, Inc..........................    10,311          1,366
 *Galagen, Inc..........................    11,400             63
 *Galaxy Nutritional Foods, Inc.........    11,500         18,515
 *Galey & Lord, Inc.....................     9,700            485
 *Galyan's Trading Co...................    12,500        168,187
 *GameTech International, Inc...........    11,100         51,226
 *Garden Fresh Restaurant Corp..........     5,700         64,296
 *Gardenburger, Inc.....................     4,000          1,480
 *Gardner Denver Machinery, Inc.........    15,800        270,970
 *Gart Sports Co........................    12,731        334,316
 *Gartner Group, Inc....................    64,400        629,188
 *Gateway, Inc..........................    59,800        227,838
 GATX Corp..............................    30,000        723,900
 *Gaylord Entertainment Co..............    37,100        738,290
 GBC Bancorp............................    11,500        231,092
 *GC Companies, Inc.....................     7,800          1,950
 *Geerlings & Wade, Inc.................     3,900          4,719
 *Gehl Co...............................     5,400         48,276
 *Genaera Corp..........................    23,000         10,695
 *Genaissance Pharmaceuticals, Inc......    16,900         16,477
 Gencorp, Inc...........................    54,200        439,020
 *Gene Logic, Inc.......................    29,000        228,230
 *Genecor International, Inc............    48,881        550,156
 *Genelabs Technologies, Inc............    49,600         93,496
 *General Binding Corp..................    13,300        173,365
 General Cable Corp.....................    35,000        150,500
 *General Communications, Inc.
   Class A..............................    61,600        360,668
 *General Datacomm Industries, Inc......    39,000          1,755

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *General Employment Enterprises, Inc...     4,600   $      2,484
 *Genesco, Inc..........................    21,800        449,298
 *Genesee & Wyoming, Inc................    10,800        211,680
 *Genesee Corp. Class B.................       200          1,876
 *Genesis Microchip, Inc................    37,462        744,557
 *Genlyte Group, Inc....................    13,500        449,010
 *Genome Therapeutics Corp..............    22,700         42,449
 *GenStar Therapeutics Corp.............    13,400          4,690
 *#Genta, Inc...........................    79,400        897,617
 *Gentek, Inc...........................    20,500            717
 Gentiva Health Services, Inc...........    13,950        114,250
 *#Genus, Inc...........................    26,300         74,955
 *GenVec, Inc...........................    21,700         80,290
 *Genzyme Corp. - Genzyme Biosurgery
   Division.............................    29,249         89,648
 Georgia Gulf Corp......................    35,300        739,888
 *Geoworks Corp.........................    20,900            627
 *Gerber Scientific, Inc................    22,000         89,100
 *Geron Corp............................    27,200        105,536
 *Getty Images, Inc.....................    12,500        373,375
 Getty Realty Corp. (Holding Co.).......    21,300        415,350
 Gevity HR, Inc.........................    22,600         89,722
 *Giant Group, Ltd......................     2,200          2,475
 *Giant Industries, Inc.................     8,500         28,900
 Gibraltar Steel Corp...................    16,300        312,471
 *Giga Information Group, Inc...........    10,600         16,695
 *Giga-Tronics, Inc.....................     4,600          7,751
 *#Gilman & Ciocia, Inc.................     9,000          1,350
 *Gish Biomedical, Inc..................     3,400          5,814
 Glacier Bancorp, Inc...................    17,027        394,516
 *Glacier Water Services, Inc...........     3,600         58,140
 Glatfelter (P.H.) Co...................    47,900        623,658
 *Glenayre Technologies, Inc............    64,400         87,906
 *#Gliatech, Inc........................     7,500              1
 *Global e-Point, Inc...................     2,633          3,041
 *Global Imaging Systems, Inc...........    23,300        438,273
 *Global Payment Technologies, Inc......     5,500         34,292
 *Global Power Equipment Group, Inc.....    65,700        324,558
 *Global Technologies, Ltd..............    14,700             37
 *Globecomm Systems, Inc................    12,500         41,937
 *GlobespanVirata, Inc..................    66,600        289,710
 *GoAmerica, Inc........................    47,200         21,948
 Gold Banc Corp.........................    46,465        455,589
 Golden Enterprises, Inc................    11,800         45,725
 *Golden State Vintners, Inc............     5,100          9,537
 *Good Guys, Inc........................    31,900         86,449
 *Goodrich Petroleum Corp...............     9,000         23,400
 *Goodys Family Clothing, Inc...........    45,000        196,425
 Gorman-Rupp Co.........................     7,975        206,154
 *Gottschalks, Inc......................    12,700         23,876
 *GP Strategies Corp....................    14,560         69,160
 Graco, Inc.............................    47,200      1,395,232
 *Gradco Systems, Inc...................       230            621
 *Graftech International, Ltd...........    72,700        399,850
 Graham Corp............................     1,000         10,100
 Granite Construction, Inc..............    45,700        776,900
 Granite State Bankshares, Inc..........     5,100        228,123
 *Graphic Packaging International
   Corp.................................    37,700        262,015
 Gray Television, Inc...................     6,800         85,340
 Great American Financial Resources,
   Inc..................................     9,900        156,915
 *Great Atlantic & Pacific Tea Co.,
   Inc..................................    45,700        348,234
                                           SHARES       VALUE+
                                           ------       ------
 Great Lakes Chemical Corp..............    56,200   $  1,410,620
 Great Southern Bancorp, Inc............     6,800        264,520
 #Greater Bay Bancorp...................    60,646      1,092,841
 *Green Mountain Coffee, Inc............     6,700        103,146
 Green Mountain Power Corp..............     5,700        113,601
 *Greenbriar Corp.......................       337          1,853
 *Greenbrier Companies, Inc.............    14,100         95,175
 *Greens Worldwide, Inc.................     2,502            538
 Grey Global Group, Inc.................       200        121,101
 *Grey Wolf, Inc........................   226,400        862,584
 *GRIC Communications, Inc..............     9,100         34,944
 *Griffin Land & Nurseries, Inc.
   Class A..............................     2,200         30,624
 *Griffon Corp..........................    35,780        445,461
 *Gristede's Sloans, Inc................     1,200            930
 *Group 1 Automotive, Inc...............    25,500        605,625
 *Group 1 Software, Inc.................     6,825        193,932
 *Grubb & Ellis Co......................    14,900         20,115
 *GSI Commerce, Inc.....................    53,700        251,584
 *#GSV, Inc.............................     1,800            180
 *GTC Biotherapeutics, Inc..............    27,300         31,531
 *GTSI Corp.............................     8,200        108,404
 Guaranty Bancshares, Inc...............     3,000         48,225
 Guaranty Federal Bancshares, Inc.......     3,000         46,995
 *Guaranty Financial Corp...............     1,000         13,430
 *Guess, Inc............................    43,400        227,416
 *Guilford Mills, Inc...................       533          1,945
 *Guilford Pharmaceuticals, Inc.........    32,300        160,692
 *Guitar Center, Inc....................    24,700        493,382
 *Gulf Island Fabrication, Inc..........    11,700        197,320
 *Gulfmark Offshore, Inc................    19,800        297,792
 *Gundle/SLT Environmental, Inc.........    11,000         98,230
 *Gymboree Corp.........................    30,900        626,497
 *Ha-Lo Industries, Inc.................    64,900            260
 *Haemonetics Corp......................    25,500        615,825
 Haggar Corp............................     6,300         74,938
 *Hain Celestial Group, Inc.............    35,688        486,963
 *Halifax Corp..........................     1,000          6,350
 *Hall Kinion Associates, Inc...........    15,700         89,411
 *#Hamilton Bancorp, Inc................    16,100            724
 *Hammons (John Q.) Hotels, Inc.
   Class A..............................     5,200         29,120
 *Hampshire Group, Ltd..................     2,000         40,160
 Hancock Fabrics, Inc...................    26,900        400,272
 Hancock Holding Co.....................    15,750        726,154
 *Handleman Co..........................    28,100        316,125
 *Hanger Orthopedic Group, Inc..........    19,200        249,600
 *Hanmi Financial Corp..................     5,500         95,975
 *Hanover Compressor Co.................    79,300        910,364
 Harbor Florida Bancshares, Inc.........    24,700        533,767
 Hardinge, Inc..........................     8,800         60,280
 *Harken Energy Corp....................     1,200            240
 Harland (John H.) Co...................    32,300        680,561
 Harleysville Group, Inc................    35,800        933,843
 Harleysville National Corp.............    19,026        469,276
 *Harmonic Lightwaves, Inc..............    70,100        221,165
 *Harolds Stores, Inc...................     2,308          4,270
 *Harris Interactive, Inc...............    60,400        204,454
 Harrodsburg First Financial Bancorp,
   Inc..................................     1,100         13,706
 Harsco Corp............................    20,000        618,200
 *Hartmarx Corp.........................    33,600         91,392
 *Harvard Bioscience, Inc...............    30,300        105,292

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CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Harvard Industries, Inc...............     4,800   $         34
 *Harvest Natural Resources, Inc........    38,500        284,130
 *Hastings Entertainment, Inc...........    11,300         49,663
 *Hastings Manufacturing Co.............       700          5,957
 *Hauppauge Digital, Inc................     8,800         10,604
 *Hauser, Inc...........................     5,050          1,692
 Haverty Furniture Co., Inc.............    15,700        204,100
 Haverty Furniture Co., Inc. Class A....       400          5,332
 *Hawaiian Holdings, Inc................    29,875         61,244
 *Hawk Corp.............................     8,500         15,895
 Hawkins, Inc...........................    10,200         87,720
 *Hawthorne Financial Corp..............     5,800        166,837
 *#Hayes Lemmerz International, Inc.....    17,100          5,215
 *Headwaters, Inc.......................    32,800        525,948
 *Headway Corporate Resources, Inc......    14,600            876
 *Health Management Systems, Inc........    18,025         65,701
 *HealthAxis, Inc.......................     7,500          2,925
 *Healthcare Services Group, Inc........    11,100        136,696
 *Healthcor Holdings, Inc...............     3,000              9
 *HealthExtras, Inc.....................    35,700        154,759
 *Heartland Express, Inc................    59,973      1,312,509
 *Hearx, Ltd............................     5,400          1,566
 *Hector Communications Corp............     3,500         39,550
 *HEI, Inc..............................     6,000         18,150
 Heico Corp.............................     9,200        110,400
 Heico Corp. Class A....................     5,532         51,945
 *Heidrick & Struggles International,
   Inc..................................    18,000        286,110
 Helix Technology Corp..................    28,700        406,966
 *#Hemispherx Biopharma, Inc............    33,900         72,885
 Henry Jack & Associates, Inc...........     7,700         99,946
 *Hercules, Inc.........................   105,100        990,042
 *Heritage Commerce Corp................     2,000         17,190
 Heritage Financial Corp................     7,500        128,475
 *Herley Industries, Inc................    14,600        219,073
 *Heska Corp............................    21,700          8,571
 *Hexcel Corp...........................    42,200        103,390
 HF Financial Corp......................     3,300         45,688
 *Hi-Shear Technology Corp..............     8,600         20,124
 *Hi-Tech Pharmacal, Inc................     4,500         88,627
 *HI/FN, Inc............................    10,400         69,732
 *Hibbett Sporting Goods, Inc...........    10,000        250,550
 Hickory Tech Corp......................    13,900        139,069
 Hilb Rogal Hamilton Co.................    28,400      1,076,360
 *Hines Horticulture, Inc...............    22,000         65,340
 *Hirsch International Corp. Class A....     5,500          1,842
 *HMI Industries, Inc...................     5,400          4,104
 HMN Financial, Inc.....................     4,400         74,052
 *Hoenig Group Escrow...................     7,900          1,817
 *Holiday RV Superstores, Inc...........       930          2,325
 Hollinger International, Inc.
   Class A..............................    76,000        744,040
 *Hollis-Eden Pharmaceuticals, Inc......    17,900         77,507
 Holly Corp.............................    15,500        338,830
 *Hollywood Casino Corp. Class A........    25,200        310,968
 *Hollywood Entertainment Corp..........    60,473      1,141,730
 *Hollywood Media Corp..................    28,700         29,848
 *Hologic, Inc..........................    19,200        264,672
 Home Federal Bancorp...................     4,300        103,651
 Home Loan Financial Corp...............     1,700         22,346
 *Home Products International, Inc......     7,800         32,604
 *#Homegold Financial, Inc..............     7,700            808
 *Homeland Holding Corp.................     3,000             15
                                           SHARES       VALUE+
                                           ------       ------
 *HomeStore.com, Inc....................    10,700   $     13,910
 Hooper Holmes, Inc.....................    75,100        428,070
 *Hoover's, Inc.........................    15,200         84,740
 HopFed Bancorp, Inc....................     2,100         27,205
 Horace Mann Educators Corp.............    49,000        782,530
 Horizon Financial Corp.................    10,700        130,754
 *Horizon Health Corp...................     5,400         81,162
 *#Horizon Medical Products, Inc........     5,600          3,836
 *Horizon Offshore, Inc.................    28,900        166,897
 *Horizon Organic Holding Corp..........    10,100        170,993
 *Hot Topic, Inc........................    34,400        832,308
 *House2Home, Inc.......................    37,450             58
 *Houston Exploration Co................    32,600      1,020,380
 *#Hovnanian Enterprises, Inc.
   Class A..............................    22,526        752,368
 *Hovnanian Enterprises, Inc. Class B..      1,150         38,410
 #Howell Corp...........................     2,541         52,624
 *HPSC, Inc.............................     2,100         16,590
 *HTE, Inc..............................    10,800         55,944
 *Hub Group, Inc. Class A...............     7,000         42,840
 Hudson River Bancorp, Inc..............    15,100        400,603
 *Hudson Technologies, Inc..............     5,100          6,834
 Hudson United Bancorp..................    24,900        747,249
 *Huffy Corp............................    10,300         73,130
 Hughes Supply, Inc.....................    26,300        828,450
 Humboldt Bancorp.......................     5,840         68,474
 *Hunt (J.B.) Transport Services,
   Inc..................................    38,400      1,057,920
 Hunt Corp..............................     8,900        110,716
 *Hurco Companies, Inc..................     5,600          9,856
 Hurry, Inc.............................     2,100            304
 *Hutchinson Technology, Inc............    30,400        824,600
 *Huttig Building Products, Inc.........     5,300         17,225
 *Hycor Biomedical, Inc.................     8,000         17,120
 *Hydril Co.............................    15,100        349,263
 *Hypercom Corp.........................    47,600        123,760
 *HyperFeed Technologies, Inc...........    14,500          5,582
 *Hyperion Solutions Corp...............    36,865      1,029,824
 *#Hyseq, Inc...........................    22,800         23,142
 *I-many, Inc...........................    50,800        147,320
 *I-Stat Corp...........................    20,000         95,500
 *I.C. Isaacs & Co., Inc................     7,200          6,120
 Iberiabank Corp........................     6,000        229,350
 *Ibis Technology Corp..................     9,400         55,930
 *icad, Inc.............................     3,600          9,540
 ICN Pharmaceuticals, Inc...............    73,000        857,750
 *Ico, Inc..............................    14,320         19,332
 *ICOS Corp.............................     3,400        107,882
 *ICT Group, Inc........................    12,200        207,949
 *ICU Medical, Inc......................    13,750        534,806
 Idacorp, Inc...........................    41,600      1,020,032
 *Identix, Inc..........................    98,476        672,099
 Idex Corp..............................    37,200      1,262,940
 *IDEXX Laboratories, Inc...............    33,800      1,056,757
 *iDine Rewards Network, Inc............    23,600        258,420
 *IDT Corp..............................    25,800        481,170
 *IDT Corp. Class B.....................    29,500        524,215
 *IDX Systems Corp......................    34,800        598,560
 *IEC Electronics Corp..................     7,700          1,501
 *iGate Capital Corp....................    56,200        192,204
 *IGEN, Inc.............................    27,400      1,024,486
 *IGI, Inc..............................     5,500          3,080
 *Igo Escrow Share......................     4,100              0
 *IHOP Corp.............................    20,800        500,240

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CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *II-VI, Inc............................    13,970   $    224,428
 Ikon Office Solutions, Inc.............    60,300        459,486
 *ILEX Oncology, Inc....................    39,000        424,125
 *Illumina, Inc.........................    38,900        183,997
 *Image Entertainment, Inc..............    15,700         24,963
 *#ImageWare Systems, Inc...............     5,500         22,000
 *iManage, Inc..........................    24,200         68,607
 *Imation Corp..........................     5,200        214,032
 IMC Global, Inc........................    24,800        323,640
 *#Imclone Systems, Inc.................    84,700      1,159,119
 *IMCO Recycling, Inc...................    15,200        117,496
 *Immersion Corp........................    19,900         20,099
 *Immucor, Inc..........................    14,350        330,337
 *Immunogen, Inc........................    45,300        178,029
 Immunomedics, Inc......................    66,300        486,973
 *Impath, Inc...........................    18,500        306,452
 *Impax Laboratoroes, Inc...............    56,700        275,562
 *Impco Technologies, Inc...............    15,700         76,930
 *Imperial Credit Industries, Inc.......    36,890            129
 *#Imperial Sugar Co....................    14,551              0
 *Imperial Sugar Co.....................       120            240
 *#Implant Sciences Corp................     8,700         39,150
 *Impreso.com, Inc......................     5,300         11,368
 *Incyte Genomics, Inc..................    78,800        425,914
 Independence Holding Co................     2,750         55,124
 Independent Bank Corp..................    14,300        366,437
 Independent Bank East..................    12,265        392,357
 *Indevus Pharmaceuticals, Inc..........    46,400        104,400
 *Index Development Partners, Inc.......    12,700          1,524
 *Indus International, Inc..............    34,900         57,585
 *Industrial Distribution Group, Inc....     8,700         22,620
 *Industri-Matematik International
   Corp.................................    28,500          9,690
 *Inet Technologies, Inc................    51,600        256,452
 *Infinium Software, Inc................    13,400         93,063
 *Infocrossing, Inc.....................     5,300         35,430
 *InFocus Corp..........................    43,300        329,080
 *Infogrames, Inc.......................    40,890        114,083
 *Infonet Services Corp.................    94,600        226,094
 *Informatica Corp......................    95,900        663,148
 *#Information Architects Corp..........     6,440            451
 *Information Holdings, Inc.............    21,700        338,737
 *Information Resources, Inc............    32,500        105,462
 *Inforte Corp..........................    14,100        102,930
 *InfoSpace, Inc........................    14,000        159,670
 *infoUSA, Inc..........................    53,100        251,694
 *Ingenuus Corp.........................    29,700             74
 Ingles Market, Inc. Class A............    14,800        172,124
 *Inhale Therapeutic Systems, Inc.......    62,400        571,272
 *#Inkine Pharmaceutical Co., Inc.......    21,400         51,895
 *Innodata Corp.........................    20,300         20,807
 *Innotrac Corp.........................    11,600         28,362
 *Innovative Clinical Solutions, Ltd....       968              7
 *#Innovative Gaming Corp...............       830            145
 *Innovative Solutions & Support, Inc...    12,700         94,932
 *Innovex, Inc..........................    15,000         50,775
 *Input/Output, Inc.....................    71,000        372,750
 *Insight Communications Co., Inc.......    60,200        837,081
 *Insight Enterprises, Inc..............    50,643        508,709
 *Insightful Corp.......................     6,300          8,032
 *Insignia Financial Group, Inc.........    22,933        173,144
 *Insignia Systems, Inc.................       100          1,048
 *Insilco Holding Co....................       192             39
                                           SHARES       VALUE+
                                           ------       ------
 *Insite Vision, Inc....................    24,000   $     18,000
 *Insituform East, Inc..................     1,700            705
 *Insituform Technologies, Inc.
   Class A..............................    26,810        509,122
 *Insmed, Inc...........................    15,300          9,945
 *Inspire Pharmaceuticals, Inc..........    26,700        221,076
 *Insteel Industries, Inc...............     7,900          6,320
 *Instinet Group, Inc...................    17,200         59,856
 *Insurance Auto Auctions, Inc..........    12,200        191,601
 *Insurance Management Solutions,
   Inc..................................    12,200         35,380
 *InsWeb Corp...........................     1,633          2,401
 Integra Bank Corp......................    17,194        307,515
 *Integra Lifesciences Corp.............    32,400        572,994
 *Integra, Inc..........................     5,900             31
 *Integral Systems, Inc.................     9,200        186,760
 *Integral Vision, Inc..................     9,400          1,222
 *IntegraMed America, Inc...............     3,100         19,111
 *Integrated Circuit Systems, Inc.......    57,000      1,326,105
 *Integrated Electrical Services,
   Inc..................................    45,000        175,500
 *Integrated Information Systems, Inc...     4,100          1,701
 *Integrated Silicon Solution, Inc......    33,200        193,556
 *Integrated Telecom Express, Inc.......       700          1,074
 *Integrity Media, Inc..................     1,900          9,842
 *INTELFILM Corp........................     6,800            816
 *#Intelli-Check, Inc...................     8,500         66,300
 *Intellidata Technologies Corp.........     7,700          5,274
 *Intelligent Systems Corp..............     4,500          8,100
 *Intelligroup, Inc.....................    16,300         12,632
 Inter Parfums, Inc.....................    18,550        140,794
 *Interactive Data Corp.................    90,613      1,414,469
 *Interactive Intelligence, Inc.........    15,300         50,184
 *InterCept Group, Inc..................    20,100        347,529
 Interchange Financial Services Corp....    12,600        205,884
 *InterDent, Inc........................     2,766            401
 *Interdigital Communications Corp......    60,200      1,100,456
 *Interep National Radio Sales, Inc.....     4,600         11,845
 Interface, Inc. Class A................    53,600        223,244
 *Interferon Scientific, Inc............     2,435            152
 *Intergraph Corp.......................    56,100      1,026,910
 *Interland, Inc........................   118,300        230,685
 *Interlink Electronics, Inc............     9,700         42,631
 *Interlott Technologies, Inc...........     6,400         37,440
 *Intermagnetics General Corp...........    16,495        356,457
 Intermet Corp..........................    29,600        139,860
 *#InterMune, Inc.......................    41,000      1,251,730
 *International Aircraft Investors......     3,600          4,302
 International Aluminum Corp............     2,100         39,480
 *International Microcomputer Software,
   Inc..................................     5,100          3,544
 *International Multifoods Corp.........    18,900        377,622
 *International Rectifier Corp..........     4,600        114,816
 *International Remote Imaging Systems,
   Inc..................................    10,100         25,048
 *International Shipholding Corp........     6,100         35,807
 *International Speciality Products,
   Inc..................................    64,500        654,675
 *International Total Services, Inc.....     5,600              3
 *Internet Commerce and Communications,
   Inc..................................    23,300             82
 *Internet Commerce Corp................     4,000          6,820
 *Internet Pictures Corp................     4,350          5,742
 *Internet Security Systems, Inc........    53,200      1,333,192
 *Interphase Corp.......................     5,400         21,546

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Interpool, Inc.........................    38,000   $    641,060
 *Interpore International, Inc..........    20,700        134,343
 Interstate Bakeries Corp...............    45,900      1,057,995
 *Interstate Hotels & Resorts, Inc......    15,940         65,354
 *Interstate National Dealers Services,
   Inc..................................     4,000         22,760
 Inter-Tel, Inc.........................    26,800        670,938
 *Intertrust Technologies Corp..........    14,500         61,117
 *Intervisual Books, Inc. Class A.......     1,000            590
 *Intervoice, Inc.......................    33,917         71,734
 *Interwoven, Inc.......................   115,400        328,890
 *Intest Corp...........................     8,600         32,895
 *Intevac, Inc..........................    12,000         43,680
 *Intrado, Inc..........................    15,100        183,691
 *Intraware, Inc........................    14,200         16,898
 *Introgen Therapeutics, Inc............    14,000         32,970
 *Intrusion, Inc........................    17,300          7,785
 Invacare Corp..........................    35,700      1,169,175
 *Inverness Medical Innovations, inc....     5,883         90,248
 *#INVESTools, Inc......................    12,383          2,786
 Investors Title Co.....................     1,400         29,120
 *#Invision Technologies, Inc...........    19,200        555,168
 *Invivo Corp...........................     4,400         59,180
 *Iomed, Inc............................     7,200         10,080
 *Iomega Corp...........................    65,380        558,999
 *Ion Networks, Inc.....................     6,500          2,535
 *Ionics, Inc...........................    17,400        391,500
 *Iridex Corp...........................     6,800         22,202
 Irwin Financial Corp...................    30,500        495,320
 Isco, Inc..............................     5,635         45,503
 *#Isis Pharmaceuticals, Inc............    61,700        534,013
 *Isle of Capri Casinos, Inc............    28,600        352,781
 *ITC Learning Corp.....................     3,800             30
 *ITLA Capital Corp.....................     5,800        200,651
 *Itron, Inc............................    20,900        529,919
 *ITT Educational Services, Inc.........    54,500      1,264,400
 *ITXC Corp.............................    50,400        145,656
 *iVillage, Inc.........................       500            482
 *Ixia..................................    72,800        299,572
 *IXYS Corp.............................    33,724        242,307
 *J & J Snack Foods Corp................     8,800        293,656
 *J Net Enterprises, Inc................     8,400          5,376
 *J. Alexander's Corp...................     6,700         21,306
 *J. Jill Group, Inc....................    18,900        439,897
 *#j2 Global Communication, Inc.........    10,666        236,311
 *Jack in the Box, Inc..................    46,900        943,628
 Jacksonville Bancorp, Inc..............     1,600         44,472
 *Jaclyn, Inc...........................     1,300          3,737
 *Jaco Electronics, Inc.................     5,659         19,695
 *Jakks Pacific, Inc....................    27,296        419,130
 *Jarden Corp...........................    18,200        409,500
 *JDA Software Group, Inc...............    31,000        364,250
 Jefferies Group, Inc...................    31,800      1,415,100
 *Jennifer Convertibles, Inc............     1,300          7,020
 JLG Industries, Inc....................    55,700        520,795
 *JLM Industries, Inc...................     6,500          7,767
 *JMAR Industries, Inc..................    23,700         29,151
 *JNI Corp..............................    29,500         94,990
 *Jo-Ann Stores, Inc. Class A...........     4,500        109,665
 *Jo-Ann Stores, Inc. Class B...........     3,400         69,564
 *Johnson Outdoors, Inc.................     6,700         65,157
 *Jones Lang LaSalle, Inc...............    33,900        546,807
                                           SHARES       VALUE+
                                           ------       ------
 *Jos. A. Bank Clothiers, Inc...........     6,100   $    154,269
 *Joule, Inc............................     1,500          1,297
 *Journal Register Co...................    56,400      1,068,780
 *Joy Global, Inc.......................    51,000        607,920
 *JPM Co................................     8,500             25
 *JPS Industries, Inc...................     9,200         34,086
 *Judge.com, Inc........................       500            335
 *Juno Lighting, Inc....................       980         10,285
 *Jupitermedia Corp.....................     7,500         16,312
 K Swiss, Inc. Class A..................    24,200        612,623
 *#K-Tel International, Inc.............    12,700            698
 *K-Tron International, Inc.............     2,400         32,700
 *K-V Pharmaceutical Co. Class A........    23,600        553,892
 *K-V Pharmaceutical Co. Class B........    10,250        244,975
 *K2, Inc...............................    17,875        188,402
 *Kadant, Inc...........................    14,020        211,702
 *Kaiser Aluminum Corp..................    80,100          6,128
 Kaman Corp. Class A....................    34,900        373,430
 Kaneb Services LLC.....................    11,200        218,400
 *Kansas City Southern Industries,
   Inc..................................    70,900        903,975
 *Katy Industries, Inc..................     8,300         27,639
 Kaydon Corp............................    34,300        722,701
 *KBK Capital Corp......................     2,200            550
 *#KCS Energy, Inc......................    35,300         50,479
 *Keane, Inc............................    90,564        833,189
 *Keith Companies, Inc..................     7,300         88,439
 Keithley Instruments, Inc..............     7,800         99,294
 *#Kellstrom Industries, Inc............    11,900            106
 Kellwood Co............................    30,676        873,346
 Kelly Services, Inc....................    39,300        974,247
 *Kemet Corp............................    31,500        342,405
 *Kendle International, Inc.............    12,700        115,316
 Kennametal, Inc........................    31,000      1,082,520
 *Kennedy-Wilson, Inc...................     8,800         30,536
 *Kensey Nash Corp......................    10,700        200,785
 *Kentucky Electric Steel, Inc..........     2,800            560
 Kentucky First Bancorp, Inc............       900         14,445
 *#Keravision, Inc......................    23,800             42
 *Kevco, Inc............................     8,300             50
 Kewaunee Scientific Corp...............     2,000         20,790
 *Key Energy Group, Inc.................   117,200      1,054,800
 *Key Technology, Inc...................     4,700         25,262
 *Key Tronic Corp.......................     8,600         11,309
 *Key3Media Group, Inc..................    13,700            253
 *Keynote Systems, Inc..................    18,600        153,543
 *Keystone Automotive Industries, Inc...    14,440        226,491
 *#Keystone Consolidated Industries,
   Inc..................................     2,100          1,281
 *kforce.com, Inc.......................    34,627        137,469
 *KFX, Inc..............................    34,900         80,270
 Kimball International, Inc. Class B....    26,800        395,166
 *Kimmins Corp..........................     3,400          1,870
 *Kinark Corp...........................     6,700         10,016
 *Kindred Healthcare, Inc...............    17,700        294,882
 *Kirby Corp............................    24,000        607,200
 *Kit Manufacturing Co..................       300            495
 Klamath First Bancorp, Inc.............     6,800        103,054
 Knape & Vogt Manufacturing Co..........     2,290         22,602
 *Knight Trading Group, Inc.............    89,500        563,850
 *Knight Transportation, Inc............    40,725        809,002
 *Koala Corp............................     6,600          1,914
 *Kontron Mobile Computing, Inc.........     8,900          3,426

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Kopin Corp............................    82,100   $    433,898
 *Korn/Ferry International..............    40,600        392,602
 *Kos Pharmaceuticals, Inc..............    20,500        424,247
 *Kosan Biosciences, Inc................    20,500        134,275
 Koss Corp..............................     3,600         63,180
 *#Krauses Furniture, Inc...............    23,100             13
 *Kroll, Inc............................    43,347        812,973
 *Kronos, Inc...........................    19,600        891,506
 *Kulicke & Soffa Industries, Inc.......    54,300        317,926
 *Kushner-Locke Co......................    16,600             90
 *KVH Industries, Inc...................    10,600         92,326
 *La Jolla Pharmceutical Co.............    48,900        342,056
 *LaBarge, Inc..........................    15,700         51,025
 *LabOne, Inc...........................    10,750        195,005
 *Labor Ready, Inc......................    49,500        352,935
 Laclede Group, Inc.....................    18,800        449,320
 *LaCrosse Footwear, Inc................     5,800         15,921
 *Ladish Co., Inc.......................    12,900         92,687
 Lakeland Bancorp, Inc..................    12,495        247,276
 *Lakeland Industries, Inc..............     2,200         16,269
 *Lakes Entertainment, Inc..............    11,475         67,014
 *Lamson & Sessions Co..................    13,700         42,881
 Lance, Inc.............................    30,100        352,923
 *Lancer Corp...........................     9,325         75,533
 *Landair Corp..........................     6,150         76,537
 Landamerica Financial Group, Inc.......    18,500        664,150
 Landauer, Inc..........................     8,700        317,985
 *Landec Corp...........................    19,100         33,903
 Landry's Seafood Restaurants, Inc......    33,400        717,432
 *Landstar Systems, Inc.................    16,200        848,556
 *Lannet Co., Inc.......................     8,400        175,980
 *Lantronix, Inc........................    15,000         13,425
 *Large Scale Biology Corp..............    24,800         28,768
 *Larscom, Inc..........................     8,100          3,443
 *Laser Pacific Media Corp..............     7,100         12,674
 *Laserscope............................    16,300         71,802
 *Lason, Inc............................    19,800             99
 *Latitude Communications, Inc..........    12,800         19,328
 *Lattice Semiconductor Corp............    52,000        521,300
 Lawson Products, Inc...................     9,600        293,328
 *Lawson Software, Inc..................     6,900         34,121
 *Layne Christensen Co..................    11,600         98,310
 *Lazare Kaplan International, Inc......     8,700         46,067
 *LCA-Vision, Inc.......................     6,550         13,559
 *LCC International, Inc. Class A.......    12,500         25,875
 *Learning Tree International, Inc......    18,600        304,482
 *Lechters, Inc.........................    17,000              7
 *Lecroy Corp...........................    10,200        112,506
 *Lectec Corp...........................     3,900          2,574
 Leesport Financial Corp................       500          9,490
 *Legato Systems, Inc...................   137,815        746,268
 *#LendingTree, Inc.....................    24,400        324,032
 Lennox International, Inc..............    84,105      1,194,291
 *Lesco, Inc............................     8,500        117,513
 *#Level 8 Systems, Inc.................     6,029          2,894
 *Lexar Media, Inc......................    68,700        504,602
 *Lexent, Inc...........................    39,200         42,728
 *Lexicon Genetics, Inc.................    59,100        239,651
 Libbey, Inc............................    15,300        393,822
 *Liberate Technologies, Inc............   106,300        153,604
 Liberty Bancorp, Inc...................     2,700         71,267
 Liberty Corp...........................    19,600        783,804
                                           SHARES       VALUE+
                                           ------       ------
 Liberty Homes, Inc. Class A............       200   $        980
 *Lifecell Corp.........................    21,200         68,370
 *Lifecore Biomedical, Inc..............    12,700        105,537
 *Lifeline Systems, Inc.................     4,100         84,727
 *#LifePoint, Inc.......................    40,800         85,680
 Lifetime Hoan Corp.....................    10,462         51,787
 *#Ligand Pharmaceuticals, Inc.
   Class B..............................    95,677        489,388
 *Lightbridge, Inc......................    31,221        219,952
 *Lightning Rod Software, Inc...........       580            116
 *LightPath Technologies, Inc...........    14,800          8,880
 Lillian Vernon Corp....................    12,000         53,400
 Lincoln Electric Holdings..............    49,100      1,241,248
 Lindsay Manufacturer Co................    11,600        292,436
 *Linens 'n Things, Inc.................    48,500      1,206,195
 *Lionbridge Technologies, Inc..........    31,197         81,892
 *Lipid Sciences, Inc...................     6,258          8,636
 *Liquid Audio, Inc.....................    22,600         59,551
 *Lithia Motors, Inc. Class A...........    12,100        194,447
 *Littlefield, Adams & Co...............       900              2
 *Littlefuse, Inc.......................    21,800        421,503
 *LLX Resorts, Inc......................     2,900         19,575
 *LMI Aerospace, Inc....................     7,900         16,156
 LNR Property Corp......................    26,300        957,320
 *Lodgenet Entertainment Corp...........    12,300        130,626
 *Lodgian, Inc..........................    21,300          1,385
 *#Log On America, Inc..................       600              8
 *Logic Devices, Inc....................     6,700          7,236
 *LogicVision, Inc......................    12,600         29,673
 *Logility, Inc.........................    13,200         37,620
 *Lojack Corp...........................    14,600         62,050
 Lone Star Steakhouse & Saloon, Inc.....    24,600        465,801
 *Lone Star Technologies, Inc...........    29,800        460,410
 Longs Drug Stores Corp.................    41,100        832,275
 Longview Fibre Co......................    56,000        434,560
 *LookSmart, Ltd........................    43,000        112,660
 *Louisiana-Pacific Corp................   116,900      1,047,424
 *Lowrance Electronics, Inc.............     2,200          9,658
 LSB Bancshares, Inc. NC................     5,156         87,807
 LSB Corp...............................     4,300         52,181
 LSI Industries, Inc....................    15,750        166,478
 *#LTWC Corp............................     3,774            415
 *LTX Corp..............................    58,900        542,469
 *Luby's, Inc...........................    22,300         92,545
 Lufkin Industries, Inc.................     6,400        166,176
 *Luminex Corp..........................    32,400        160,866
 *Lund International Holdings, Inc......     2,200          5,390
 *Lydall, Inc...........................    15,900        173,310
 *Lynch Corp............................     1,500         10,875
 *Lynch Interactive Corp................     2,800         77,700
 *M & F Worldwide Corp..................    19,500        107,153
 *M-Wave, Inc...........................     4,400         11,660
 *M.H. Meyerson & Co., Inc..............     6,600          3,036
 M/I Schottenstein Homes, Inc...........    21,000        613,200
 MacDermid, Inc.........................    35,500        795,555
 *Mace Security International, Inc......    22,400         20,944
 *Mac-Gray Corp.........................    12,600         42,336
 *Mackie Designs, Inc...................    12,400         17,174
 *Macromedia, Inc.......................    70,940        873,271
 *Macrovision Corp......................    59,700      1,115,793
 *Madden (Steven), Ltd..................    12,300        218,264
 *Made2Manage Systems, Inc..............     4,900         15,901
 MAF Bancorp, Inc.......................    25,600        878,848

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Magic Lantern Group, Inc..............     1,700   $      2,210
 *Magma Design Automation, Inc..........     6,300         72,923
 *#Magna Entertainment Corp.............    22,300        144,839
 *Magnetek, Inc.........................    23,900        138,859
 *Magnum Hunter Resources, Inc..........    79,200        455,400
 *MAI Systems Corp......................     4,700            705
 *MAII Holdings, Inc....................     3,400            527
 *Mail-Well, Inc........................    48,000        100,800
 *Main Street & Main, Inc...............    14,000         29,750
 Maine Public Service Co................     1,600         51,200
 *#Major Automotive Companies, Inc......     3,280          2,936
 *Mallon Resources Corp.................     5,900          6,638
 *Management Network Group, Inc.........    31,400         59,817
 *Manatron, Inc.........................     1,102          4,463
 *Manchester Technologies, Inc..........     8,000         16,480
 *#Manhattan Associates, Inc............    31,800        954,795
 Manitowoc Co., Inc.....................    26,550        711,540
 *Mannatech, Inc........................    13,500         20,790
 *Manning (Greg) Auctions, Inc..........     9,200         13,018
 *Manufacturers' Services Ltd...........    34,900        177,641
 *Manugistic Group, Inc.................    72,000        285,120
 *Mapics, Inc...........................    18,300        132,035
 *Mapinfo Corp..........................    17,300        121,533
 Marcus Corp............................    19,200        268,800
 *Marimba, Inc..........................    23,600         38,232
 Marine Products Corp...................    17,020        187,220
 *MarineMax, Inc........................    15,700        196,250
 *Marisa Christina, Inc.................     6,700          9,380
 Maritrans, Inc.........................     7,500         90,750
 *MarketWatch.com, Inc..................    16,900         84,585
 *MarkWest Hydrocarbon, Inc.............     8,500         50,405
 *Marlton Technologies, Inc.............     7,800          1,794
 Marsh Supermarkets, Inc. Class A.......     1,600         19,568
 Marsh Supermarkets, Inc. Class B.......     4,500         54,113
 *#Martek Biosciences Corp..............    25,600        592,128
 *Marten Transport, Ltd.................     4,200         70,728
 *#Martha Stewart Living Omnimedia,
   Ltd..................................    19,600        208,936
 *#Marvel Enterprises, Inc..............    43,800        394,200
 *Mascotech, Inc........................    60,200              0
 Massbank Corp..........................     4,700        145,066
 Massey Energy Co.......................    97,300        861,105
 *Mastec, Inc...........................    49,850        199,899
 *Material Sciences Corp................    14,700        205,800
 *Matlack Systems, Inc..................     8,800              8
 *Matria Healthcare, Inc................     8,900         87,621
 *Matritech, Inc........................    30,500         61,153
 *Matrix Bancorp, Inc...................     6,500         62,855
 *Matrix Service Co.....................     7,800         72,423
 *MatrixOne, Inc........................    67,300        358,036
 *Matrixx Initiatives, Inc..............    14,100        126,689
 Matthews International Corp. Class A..     27,200        621,112
 *Mattson Technology, Inc...............    44,845        159,424
 *Maui Land & Pineapple Company, Inc....     7,200        117,000
 *Maverick Tube Corp....................    46,800        600,444
 *Max & Ermas Restaurants, Inc..........     2,300         37,421
 *Maxco, Inc............................     3,100         20,569
 *Maxcor Financial Group, Inc...........     7,500         46,313
 *Maxicare Health Plans, Inc............     3,580             11
 *Maxim Pharmaceuticals, Inc............    23,200         83,752
 *Maximus, Inc..........................    22,700        634,465
                                           SHARES       VALUE+
                                           ------       ------
 *Maxtor Corp...........................    66,400   $    359,888
 *Maxwell Shoe Company, Inc.............    13,600        151,504
 *Maxwell Technologies, Inc.............    10,700         79,822
 *Maxxam, Inc...........................     8,900         81,880
 *Maxygen, Inc..........................    37,500        300,000
 *Mayor's Jewelers, Inc.................    22,400          8,064
 *Mays (J.W.), Inc......................       200          2,565
 MB Financial, Inc......................    17,600        618,200
 *McClain Industries, Inc...............     1,166          1,014
 *McDATA Corp...........................    66,800        581,494
 McGrath Rent Corp......................    12,400        290,904
 *MCK Communications, Inc...............    16,700         19,790
 *#McMoran Exploration Co...............    18,664         66,257
 *MCSI, Inc.............................    26,200        150,912
 MDC Holdings, Inc......................    31,969      1,141,293
 *Meade Instruments Corp................    16,400         54,530
 *Meadow Valley Corp....................     2,400          2,136
 *Meadowbrook Insurance Group, Inc......     8,500         16,405
 *#Measurement Specialties, Inc.........    12,900         29,025
 *Mechanical Technology, Inc............     4,700         13,278
 *Medarex, Inc..........................    83,500        417,083
 *#Med-Design Corp......................    12,300         87,392
 *Media 100, Inc........................     8,400          9,702
 *#Media Arts Group, Inc................    20,600         72,100
 Media General, Inc. Class A............     3,100        181,753
 *MediaBay, Inc.........................    18,000         16,740
 *#Mediacom Communications Corp.........    22,700        214,288
 *Medialink Worldwide, Inc..............     5,900         19,913
 *Medical Action Industries, Inc........     9,400        100,486
 *Medical Resources, Inc................     5,235              3
 *Medicore, Inc.........................     3,800          4,674
 *Medquist, Inc.........................    44,400        877,122
 *Medstone International, Inc...........     3,900         11,486
 *MEDTOX Scientific, Inc................     3,630         30,311
 *Memberworks, Inc......................    13,700        259,958
 *MEMC Electronic Materials, Inc........    46,900        427,728
 *Mens Warehouse, Inc...................    46,800        890,136
 Mentor Corp............................    23,300      1,009,589
 *Mentor Graphics Corp..................    80,000        966,400
 *Mercator Software, Inc................    13,500         15,863
 Merchants Bancshares, Inc..............     6,150        145,478
 Merchants Group, Inc...................     1,300         28,600
 *Mercury Air Group, Inc................     6,500         19,565
 *Mercury Computer Systems, Inc.........    21,500        671,338
 Meridian Bioscience, Inc...............    14,600        101,470
 *Meridian Medical Technology, Inc......     4,400        194,370
 *Meridian Resource Corp................    34,600         30,102
 *Merit Medical Systems, Inc............    13,475        251,511
 *Merix Corp............................    18,700        207,944
 *Merrimac Industries, Inc..............     2,160         11,232
 *Mesa Air Group, Inc...................    39,000        232,245
 *Mesa Labs, Inc........................     3,300         21,269
 *Mesaba Holdings, Inc..................    20,150        126,643
 *Mestek, Inc...........................     5,400         97,740
 *Meta Group, Inc.......................    12,700         27,623
 *MetaSolv Software, Inc................    37,000         82,140
 *Metatec Corp. Class A.................     6,500          1,235
 Methode Electronics, Inc. Class A......    34,100        340,659
 Met-Pro Corp...........................     6,075         87,176
 #Metris Companies, Inc.................    69,500        300,935
 *Metro One Telecommunications, Inc.....    27,050        166,763
 *Metrocall, Inc........................    33,985            289

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CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 MetroCorp. Bancshares, Inc.............     7,000   $     83,195
 *Metrologic Instruments, Inc...........     5,400         40,176
 *Metromedia International Group, Inc...    75,200          7,520
 *Metropolitan Financial Corp...........     4,100         19,147
 MFB Corp...............................     1,300         28,438
 *MFRI, Inc.............................     4,900          8,600
 MGE Energy, Inc........................    17,000        461,210
 *MGI Pharma, Inc.......................    27,700        207,473
 MGP Ingredients, Inc...................     8,000         59,840
 *Michael Anthony Jewelers, Inc.........     7,400         12,987
 *#Micrel, Inc..........................    38,200        432,997
 *Micro Component Technology, Inc.......    14,052          5,902
 *Micro Linear Corp.....................    12,000         45,900
 MicroFinancial, Inc....................    12,000         19,320
 *Micromuse, Inc........................    85,200        381,270
 *Micros Systems, Inc...................    17,400        426,474
 *Micros to Mainframes, Inc.............     4,900          3,773
 *Microsemi Corp........................    30,200        192,374
 *MicroStrategy, Inc....................     7,300        133,298
 *Microtek Medical Holdings, Inc........    42,810         93,540
 *Micro-Therapeutics, Inc...............    20,300         54,201
 *Microtune, Inc........................    63,300        261,429
 *#Microvision, Inc.....................    13,800         76,659
 *Midas, Inc............................    14,900        119,200
 *Middleby Corp.........................     8,900         92,560
 Middlesex Water Co.....................     6,300        140,427
 Midland Co.............................     6,600        129,822
 Mid-State Bancshares...................    24,000        418,320
 *Midway Games, Inc.....................    51,100        368,942
 Midwest Banc Holdings, Inc.............    16,050        292,832
 *Midwest Express Holdings, Inc.........    15,500        104,625
 MIIX Group, Inc........................     4,600          8,970
 *Mikohn Gaming Corp....................    12,800         39,424
 Milacron, Inc..........................    45,400        303,272
 *#Milestone Scientific, Inc............       900            270
 *#Millennium Cell, Inc.................    34,100         89,001
 Millennium Chemicals, Inc..............    74,100        807,690
 *Miller Industries, Inc................     9,280         31,645
 *Millerbuilding Systems Escrow Shares..     3,200            960
 *Millicom International Cellular
   S.A..................................       245            450
 *Miltope Group, Inc....................     5,800         18,560
 *MIM Corp..............................    22,800        172,710
 Mine Safety Appliances Co..............    12,000        397,200
 Minerals Technologies, Inc.............    20,300        875,945
 *Minorplanet Systems USA, Inc..........     4,460          2,921
 Minuteman International, Inc...........     1,000          9,210
 *MIPS Technologies, Inc................    14,100         44,486
 *#Miravant Medical Technologies........     6,600          3,366
 *Misonix, Inc..........................     6,100         26,230
 *Mission Resources Corp................    21,600          9,396
 *Mississippi Chemical Corp.............    16,542          8,767
 *Mitcham Industries, Inc...............     8,700         10,658
 *Mitek Systems, Inc....................    11,100         12,932
 *Mity-Lite, Inc........................     5,000         56,800
 *MKS Instruments, Inc..................    59,988      1,143,671
 *MKTG Services, Inc....................     3,766            979
 *Mobile Mini, Inc......................    14,200        211,580
 *Mobility Electronics, Inc.............       486            428
 *Mobius Management Systems, Inc........    17,100         36,081
 Mocon, Inc.............................     5,500         38,775
 *Modem Media, Inc......................     1,800          4,464
 Modine Manufacturing Co................    37,000        708,735
                                           SHARES       VALUE+
                                           ------       ------
 *Modtech Holdings, Inc.................    13,357   $    127,826
 *Moldflow Corp.........................    10,900         80,442
 *Molecular Devices Corp................    15,240        290,627
 *Monaco Coach Corp.....................    34,850        587,571
 *Monarch Casino and Resort, Inc........     9,400        126,618
 *Monarch Dental Corp...................     1,833          8,157
 *Mondavi (Robert) Corp. Class A........     8,000        279,680
 *Monro Muffler Brake, Inc..............     8,200        147,395
 *Monterey Bay Bancorp, Inc.............     3,500         69,843
 *Monterey Pasta Co.....................    14,000         97,370
 *Moog, Inc. Class A....................    12,800        374,912
 *Moog, Inc. Class B....................     2,200         71,500
 *Moore Medical Corp....................     3,100         24,180
 *Morgan Group Holding Co...............     4,400            352
 *Morgan's Foods, Inc...................       900          1,436
 *Morton Industrial Group, Inc.
   Class A..............................     1,000            200
 *Mossimo, Inc..........................    16,600        115,204
 *Mother's Work, Inc....................     3,300        126,671
 *Motor Car Parts & Accessories, Inc....     2,500          7,000
 Movado Group, Inc......................     9,700        172,660
 *Movie Gallery, Inc....................    35,100        609,687
 *MPS Group, Inc........................   123,100        738,600
 *MPW Industrial Services Group.........     5,000          9,800
 *MRO Software, Inc.....................    36,500        431,613
 *MRV Communications, Inc...............    80,000        141,200
 *MSC Industrial Direct Co., Inc.
   Class A..............................    37,000        656,010
 *MSC Software Corp.....................    32,400        237,816
 *#MTI Technology Corp..................     1,300            806
 *MTR Gaming Group, Inc.................    25,200        253,260
 MTS Systems Corp.......................    20,940        250,233
 *Mueller Industries, Inc...............    37,700      1,094,431
 *Multex.com, Inc.......................    36,100        133,751
 *Multi Color Corp......................     1,500         24,570
 *Multilink Technology Corp.............     4,510         15,402
 *#Multimedia Games, Inc................    12,400        311,054
 Myers Industries, Inc..................    29,751        333,211
 *Myriad Genetics, Inc..................    26,200        498,062
 Mystic Financial, Inc..................     1,500         27,428
 *Nabi Biopharmaceuticals...............    41,900        303,985
 Nacco Industries, Inc. Class A.........     6,500        319,150
 *Nanogen, Inc..........................    21,500         44,613
 *Nanometrics, Inc......................    11,800         68,145
 *Nanophase Technologies Corp...........    15,100         58,815
 *Napco Security Systems, Inc...........     2,150         21,124
 *Napro Biotherapeutics, Inc............    37,400         63,206
 Nara Bancorp, Inc......................     3,500         75,863
 Nash Finch Co..........................    11,800        100,300
 *Nashua Corp...........................     5,800         53,012
 *Nastech Pharmaceutical Co., Inc.......    10,000        101,500
 *NATCO Group, Inc. Class A.............    14,200         87,046
 *Nathans Famous, Inc...................     7,000         25,130
 *National Beverage Corp................    18,100        278,740
 *National Dentex Corp..................     3,500         67,375
 *National Equipment Services, Inc......    21,000          4,200
 *National Home Health Care Corp........     5,465         44,540
 *National Medical Health Card Systems,
   Inc..................................     7,200         62,460
 National Penn Bancshares, Inc..........    19,741        534,389
 National Presto Industries, Inc........     6,800        215,288
 *National Processing, Inc..............    62,500        912,500
 *National Research Corp................     7,000         53,795

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THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *National RV Holdings, Inc.............    11,500   $     76,130
 National Service Industries, Inc.......    10,925         84,997
 *National Steel Corp. Class B..........    10,200          1,046
 *National Technical Systems, Inc.......     8,600         20,124
 *National Western Life Insurance Co.
   Class A..............................     1,000         88,265
 *NationsRent, Inc......................    25,950          1,622
 *Natrol, Inc...........................    10,000         14,400
 *Natural Alternatives International,
   Inc..................................     5,400         20,817
 *Natural Wonders, Inc..................     5,700              5
 Natures Sunshine Products, Inc.........    16,059        169,101
 *Nautica Enterprises, Inc..............    37,000        414,400
 *#Nautilus Group, Inc..................    36,600        579,744
 *Navarre Corp..........................    21,500         55,470
 *Navidec, Inc..........................    11,600          1,218
 *Navigant Consulting, Inc..............    48,700        262,006
 *Navigant International, Inc...........    14,800        178,118
 *Navigators Group, Inc.................     8,400        216,636
 NBT Bancorp............................    37,548        679,619
 *NBTY, Inc.............................    65,900      1,202,675
 *NCI Building Systems, Inc.............    18,300        351,360
 *NCO Group, Inc........................    28,532        465,500
 *NCO Portfolio Management, Inc.........     1,945         11,680
 NDChealth Corp.........................    38,200        702,498
 *Neff Corp. Class A....................    16,000          3,680
 *Nelson (Thomas), Inc..................    13,100        107,420
 *#Neoforma, Inc........................    18,500        188,793
 *Neogen Corp...........................     6,100         78,965
 *NeoMagic Corp.........................    27,900         36,968
 *NEON Systems, Inc.....................     8,600         22,403
 *Neopharm, Inc.........................    19,580        286,749
 *Neorx Corp............................    14,400         10,008
 *Neose Technologies, Inc...............    14,200        195,463
 *#Neoware Systems, Inc.................     6,900        139,208
 *#Net Perceptions, Inc.................    23,500         28,553
 *Net2Phone, Inc........................    37,000        143,745
 *NetBank, Inc..........................    60,833        592,513
 *Netegrity, Inc........................    35,100        133,907
 *Netguru, Inc..........................    17,200         26,230
 *NetIQ Corp............................    57,400        995,890
 *NetManage, Inc........................     8,042         22,719
 *Netopia, Inc..........................    18,500         36,260
 *NetRadio Corp.........................     2,245             79
 *NetRatings, Inc.......................    40,900        271,372
 *Netro Corp............................    60,600        155,439
 *Netscout System, Inc..................    31,600        161,476
 *NetSolve, Inc.........................    12,100         75,867
 *Network Equipment Technologies,
   Inc..................................    22,300         98,120
 *#Network Plus Corp....................    14,500             29
 *Netzee, Inc...........................       687            299
 *Neurobiological Technologies, Inc.....     2,700         16,686
 *Neurocrine Biosciences, Inc...........    30,000      1,382,550
 *Neurogen Corp.........................    17,700        100,448
 *Nevada Chemicals, Inc.................     2,500          6,925
 *New American Healthcare Corp..........       200              1
 *#New Angeion Corp.....................       215            370
 *New Brunswick Scientific Co., Inc.....     6,964         36,874
 *New Century Equity Holdings Corp......    34,000         12,070
 #New Century Financial Corp............    27,300        510,101
 New England Business Services, Inc.....    12,900        287,025
 *New Focus, Inc........................    79,229        289,978
                                           SHARES       VALUE+
                                           ------       ------
 New Hampshire Thrift BancShares,
   Inc..................................       200   $      3,884
 *New Horizons Worldwide, Inc...........    10,200         63,903
 New Jersey Resources Corp..............    29,900        940,355
 *New World Restaurant Group, Inc.......     6,000            735
 *Newcor, Inc...........................     6,300          2,048
 *Newfield Exploration Co...............     2,410         87,171
 Newmil Bancorp, Inc....................     4,400         85,580
 *Newpark Resources, Inc................    83,900        390,974
 *Newport Corp..........................    42,000        603,540
 *Newtek Capital, Inc...................     2,500          8,950
 *Nextel Partners, Inc..................     9,000         59,895
 *Niagara Corp..........................     8,200         14,719
 *NIC, Inc..............................    56,200        100,317
 Nitches, Inc...........................       864          5,901
 NL Industries, Inc.....................    53,500        877,400
 *NMS Communications Corp...............    35,800         71,600
 *NMT Medical, Inc......................    11,500         38,525
 NN, Inc................................    15,250        152,424
 *Nobel Learning Communities, Inc.......     6,500         32,403
 *Nobility Homes, Inc...................     4,100         35,465
 #Noble International, Ltd..............     8,400         61,992
 *Noel Group, Inc.......................     8,000             80
 Noland Co..............................       200          5,615
 Nordson Corp...........................    36,900      1,006,079
 *Norstan, Inc..........................    12,300         52,214
 *Nortek Holdings, Inc..................    10,400        471,224
 *North American Scientific, Inc........    10,100         87,315
 North Central Bancshares, Inc..........     1,700         49,615
 North Pittsburgh Systems, Inc..........    19,500        256,815
 Northeast Bancorp......................       900         12,519
 Northeast Pennsylvania Financial
   Corp.................................     4,400         74,690
 *Northern Technologies International
   Corp.................................     3,000          9,750
 *#Northfield Laboratories, Inc.........    19,900         80,695
 *Northland Cranberries, Inc............     6,900          7,176
 Northrim BanCorp, Inc..................     6,068         87,658
 *Northwest Airlines Corp...............    97,000        819,650
 Northwest Bancorp, Inc.................    47,300        713,521
 Northwest Natural Gas Co...............    28,000        716,800
 *Northwest Pipe Co.....................     6,500         91,033
 #Northwestern Corp.....................    43,800        352,152
 *Novadigm, Inc.........................    20,800         49,712
 *#Novamed Eyecare, Inc.................    16,700         22,044
 *Novavax, Inc..........................    31,000        117,490
 *Novell, Inc...........................    63,870        229,932
 *Noven Pharmaceuticals, Inc............    22,400        237,888
 Novitron International, Inc............     1,787          8,604
 *Novoste Corp..........................    16,200        110,160
 *NPS Pharmaceuticals, Inc..............    41,300      1,218,970
 *NQL, Inc..............................    19,000             17
 *NS Group, Inc.........................    20,500        138,375
 *Nstor Technology......................    16,800          3,864
 *#NTELOS, Inc..........................     7,800          4,017
 *NTN Communications, Inc...............    27,793         27,793
 *Nu Horizons Electronics Corp..........    20,300        142,506
 *#Nucentrix Broadband Networks, Inc....    10,400         11,492
 *NuCo2, Inc............................     8,700         74,124
 *Nuevo Energy Co.......................    17,000        209,950
 NUI Corp...............................    15,692        236,322

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CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Number Nine Visual Technology Corp....     8,400   $         88
 *Numerex Corp. Class A.................    10,800         26,892
 *Numerical Technologies, Inc...........    37,300        168,596
 NuSkin Enterprises, Inc................    39,800        459,690
 *Nutraceutical International Corp......    11,100        104,618
 *Nutramax Products, Inc................     3,300             45
 *Nutrition 21, Inc.....................    11,400          4,332
 *Nx Networks, Inc......................    47,900            216
 *NYFIX, Inc............................    32,575        171,833
 *Nymagic, Inc..........................     8,700        174,870
 *O'Charleys, Inc.......................    20,550        451,278
 *O.I. Corp.............................     2,700         10,611
 Oak Hill Financial, Inc................     3,000         61,380
 *Oak Technology, Inc...................    67,090        219,384
 *Oakley, Inc...........................    82,500      1,117,875
 *OAO Technology Solutions, Inc.........    17,700         28,851
 *Obie Media Corp.......................     5,900         18,644
 *Oceaneering International, Inc........    27,200        652,800
 OceanFirst Financial Corp..............    14,400        318,960
 *Ocular Sciences, Inc..................    25,400        533,146
 *Ocwen Financial Corp..................    77,400        226,782
 *Odd Job Stores, Inc...................    12,700         23,178
 *Odetics, Inc. Class A.................       300            284
 *Odetics, Inc. Class B.................       200            182
 *Officemax, Inc........................   144,900        863,604
 *Offshore Logistics, Inc...............    23,500        509,715
 *Oglebay Norton Co.....................     5,300         38,902
 *Ohio Casualty Corp....................    72,800        934,388
 *Oil States International, Inc.........    36,400        467,376
 Oil-Dri Corp. of America...............     4,200         35,196
 *Old Dominion Freight Lines, Inc.......     8,300        206,172
 Olin Corp..............................    68,352      1,031,432
 *Olympic Steel, Inc....................     9,600         37,872
 Omega Financial Corp...................     8,200        296,266
 *Omega Protein Corp....................    23,800         94,724
 *#Omni Nutraceuticals, Inc.............    40,100            108
 *OmniVision Technologies, Inc..........    24,800        443,176
 *Omnova Solutions, Inc.................    13,900         56,990
 *Omtool, Ltd...........................    12,500          4,125
 *On Assignment, Inc....................    29,500        245,145
 *On Command Corp.......................    26,400         20,328
 *ON Semiconductor Corp.................    91,700        197,155
 *On Technology Corp....................    26,000         81,250
 *One Price Clothing Stores, Inc........     2,957          3,090
 Oneida, Ltd............................    16,500        179,850
 Oneok, Inc.............................    60,000      1,136,400
 *OneSource Information Services, Inc...    11,900         86,394
 *Online Resources Corp.................    13,500         59,940
 *Onyx Acceptance Corp..................     5,100         18,360
 *Onyx Pharmacueticals, Inc.............    22,000        152,130
 *Onyx Software Corp....................    50,100        106,463
 *OPENT Technologies, Inc...............    18,900        178,511
 *Opinion Research Corp.................     6,700         34,003
 *Oplink Communications, Inc............    53,100         56,286
 *Opta Food Ingredients, Inc............    10,800         26,892
 Opti, Inc..............................    11,600         19,256
 *Optical Sensors, Inc..................     1,633          7,553
 *OpticNet, Inc.........................     5,600              0
 *Optika Imaging Systems, Inc...........     8,200          9,594
 *Option Care, Inc......................    20,400        122,604
 *OraPharma, Inc........................    14,300        104,533
                                           SHARES       VALUE+
                                           ------       ------
 *OraSure Technologies, Inc.............    40,300   $    242,002
 *Orbit International Corp..............     1,266          5,596
 *ORBIT/FR, Inc.........................     6,100          2,257
 *Orbital Sciences Corp.................    59,900        275,540
 *Oregon Steel Mills, Inc...............    28,000        131,600
 Oregon Trail Financial Corp............     3,100         65,255
 *Oriole Homes Corp. Class A
   Convertible..........................       800          3,840
 *Oriole Homes Corp. Class B............     2,000          9,590
 *Orleans Homebuilders, Inc.............    11,300         87,914
 *Orphan Medical, Inc...................    10,300        109,438
 *Orthodontic Centers of America, Inc...    60,551        781,713
 *Orthologic Corp.......................    35,200        149,776
 Oshkosh B'Gosh, Inc. Class A...........    10,100        278,558
 Oshkosh Truck Corp. Class B............    16,100        998,200
 *#OSI Pharmaceutical, Inc..............    42,400        916,476
 *#OSI Systems, Inc.....................    12,700        219,456
 *Osmonics, Inc.........................    14,500        243,455
 *Osteotech, Inc........................    16,600         94,703
 *Ostex International, Inc..............    12,500         28,563
 Otter Tail Power Co....................    24,700        692,218
 Outlook Group Corp.....................     2,400         13,584
 *Outsource International, Inc..........     6,700             12
 *Overland Storage, Inc.................    14,300        190,834
 Overseas Shipholding Group, Inc........    39,800        688,142
 Owens & Minor, Inc.....................    48,600        801,900
 *Owens-Illinois, Inc...................     1,300         20,410
 *Owosso Corp...........................     5,800          3,277
 Oxford Industries, Inc.................     7,500        194,250
 *Oxigene, Inc..........................    12,600         18,396
 *Oxis International, Inc...............     7,900          1,146
 *OYO Geospace Corp.....................     5,100         52,403
 *P&F Industries, Inc. Class A..........     1,300          8,795
 *P.F. Chang's China Bistro, Inc........    29,900      1,056,517
 *Pacific Aerospace and Electronics,
   Inc..................................    25,700            655
 Pacific Capital Bancorp................    38,233      1,003,234
 Pacific Crest Capital, Inc.............     2,120         35,234
 *Pacific Gateway Exchange, Inc.........    19,900             60
 *Pacific Mercantile Bancorp............     5,900         40,150
 Pacific Northwest Bancorp..............    15,300        381,506
 *Pacific Premier Bancorp, Inc..........     2,400         15,240
 *Pacific Sunwear of California, Inc....    36,200        963,825
 *Pacificare Health Systems, Inc........    44,900      1,202,647
 *Packaged Ice, Inc.....................    20,000         20,500
 *Packaging Dynamics Corp...............     4,120         26,080
 *Packeteer, Inc........................    36,400        294,112
 *Pac-West Telecomm, Inc................    23,100         13,052
 *Pain Therapeutics, Inc................    32,300        118,541
 *Palatin Technologies, Inc.............        62            126
 *#Paligent, Inc........................       347             15
 *Palm Harbor Homes, Inc................    22,869        428,908
 *PAM Transportation Services, Inc......    10,700        214,107
 Pamrapo Bancorp, Inc...................     5,100         86,726
 *Panavision, Inc.......................     3,600         11,700
 *Panera Bread Co.......................    33,800      1,249,924
 *Pantry, Inc...........................     9,900         27,869
 *Papa John's International, Inc........    20,500        556,268
 *Par Technology Corp...................     7,800         60,060
 *Paradyne Networks Corp................    42,363         77,524
 *Paragon Technologies, Inc.............     4,200         34,230
 *Parallel Petroleum Corp...............    20,600         51,500

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CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Parametric Technology Corp............   127,900   $    400,327
 *Parexel International Corp............    26,200        327,762
 Park Bancorp, Inc......................     1,200         27,432
 Park Electrochemical Corp..............    19,350        417,186
 *Parker Drilling Co....................    91,900        206,775
 *#Parkervision, Inc....................    17,400        202,971
 *Park-Ohio Holdings Corp...............    10,400         42,536
 Parkvale Financial Corp................     5,700        132,668
 *Parlex Corp...........................     6,300         67,190
 *Parlux Fragrances, Inc................     9,900         26,780
 *ParthusCeva, Inc......................    10,833         76,210
 *Pathmark Stores, Inc..................    31,600        123,398
 *Patient Infosystems, Inc..............     8,800          3,608
 Patina Oil & Gas Corp..................    30,292        911,183
 Patrick Industries, Inc................     4,500         31,860
 Patriot Bank Corp......................     6,300         96,957
 *Patriot Transportation Holding,
   Inc..................................     2,500         60,875
 *Paula Financial, Inc..................     6,100          4,087
 *#Paul-Son Gaming Corp.................     4,100         16,503
 *Paxar Corp............................    43,600        616,068
 *Paxson Communications Corp............    64,500        208,335
 *Payless Cashways, Inc.................       160              0
 *Payless ShoeSource, Inc...............    15,000        850,350
 *PC Connection, Inc....................    32,550        226,223
 *PC Mall, Inc..........................    10,700         40,767
 *PC-Tel, Inc...........................    19,900        152,534
 *PCD, Inc..............................     8,900          2,047
 *PDF Solutions, Inc....................     7,500         61,125
 *PDI, Inc..............................    15,300        150,705
 *PDS Financial Corp....................     1,100          1,579
 *#PEC Solutions, Inc...................    29,700      1,101,425
 *Pediatric Services of America, Inc....     6,100         39,955
 *Pediatrix Medical Group, Inc..........    26,600      1,080,492
 *Peerless Manufacturing Co.............     3,000         28,785
 *Peerless Systems Corp.................    15,200         19,152
 *Pegasus Communications Corp.
   Class A..............................    42,700         52,948
 *Pegasus Solutions, Inc................    27,300        314,223
 *Pegasystems, Inc......................    49,600        288,920
 *Pemco Aviation Group, Inc.............       950         22,064
 *#Pemstar, Inc.........................    37,000         71,225
 Penford Corp...........................     7,600        107,084
 Penn Engineering & Manufacturing Corp.
   Class A..............................     1,200         14,760
 Penn Engineering & Manufacturing Corp.
   Non-Voting...........................    15,000        197,250
 *Penn National Gaming, Inc.............    48,000        892,800
 *Penn Traffic Co.......................        93            678
 *Penn Treaty American Corp.............    24,800         59,768
 Penn Virginia Corp.....................     8,900        304,380
 Penn-America Group, Inc................    15,000        134,250
 Pennfed Financial Services, Inc........     7,400        203,648
 *Penton Media, Inc.....................     6,600          6,930
 *Penwest Pharmaceuticals Co............    15,400        170,170
 Peoples Bancorp, Inc...................       300          5,132
 Pep Boys - Manny, Moe & Jack...........    60,400        664,400
 *Perceptron, Inc.......................     8,150         13,937
 *Performance Technologies, Inc.........    12,200         45,811
 *Pericom Semiconductor Corp............    27,600        268,824
 *Perini Corp...........................    22,600         72,546
 PerkinElmer, Inc.......................    64,400        551,264
 *Perot Systems Corp....................    10,000        112,500
                                           SHARES       VALUE+
                                           ------       ------
 *Perrigo Co............................    83,200   $  1,048,736
 *Perry Ellis International, Inc........     6,300         92,232
 *Per-Se Technologies, Inc..............    32,300        290,539
 *Personnel Group of America, Inc.......     8,500          1,020
 *Pervasive Software, Inc...............    16,700         67,719
 *Petrocorp, Inc........................     6,900         63,825
 *Petroleum Development Corp............    15,700         80,384
 PFF Bancorp, Inc.......................    13,200        452,100
 *Pfsweb, Inc...........................         9              4
 *Pharmaceutical Products Development
   Service Co...........................    21,940        657,213
 *Pharmaceutical Resources, Inc.........    38,000      1,064,000
 *Pharmacopeia, Inc.....................    23,300        232,767
 *Pharmacyclics, Inc....................    16,100         56,270
 *Pharmanetics, Inc.....................     9,500         62,225
 *Pharmchem Laboratories, Inc...........     5,800          1,914
 *Phar-Mor, Inc.........................    14,200             14
 *#Pharmos Corp.........................     6,200          7,936
 *Philadelphia Consolidated Holding
   Corp.................................    21,500        788,298
 Philadelphia Suburban Corp.............    10,350        206,897
 Phillips-Van Heusen Corp...............    31,800        418,170
 *Phoenix Gold International, Inc.......     1,000          1,795
 *Phoenix Technologies, Ltd.............    30,700        195,559
 *Photo Control Corp....................     1,000          1,340
 *Photoelectron Corp....................     9,900         24,552
 *#PhotoMedex, Inc......................    14,000         24,990
 *Photon Dynamics, Inc..................    16,900        595,472
 *PhotoWorks, Inc.......................    16,100          2,093
 *Photronics, Inc.......................    37,100        587,293
 *Physiometrix, Inc.....................     7,400          5,069
 *Piccadilly Cafeterias, Inc............    10,700         17,655
 *Pico Holdings, Inc....................    12,300        152,582
 Piedmont Natural Gas Co................    32,500      1,115,075
 Pilgrim's Pride Corp...................    12,900         76,755
 Pilgrims Pride Corp. Class B...........    37,300        311,828
 *Pilot Network Services, Inc...........    15,300              2
 *Pinnacle Entertainment, Inc...........    27,300        163,527
 *Pinnacle Systems, Inc.................    71,000      1,001,100
 Pioneer Standard Electronics, Inc......    35,100        339,242
 Pittston Brink's Group.................    65,118      1,228,125
 *Pixelworks, Inc.......................    51,000        476,340
 *Pizza Inn, Inc........................    10,000         17,500
 *Plains Resources, Inc.................    26,300        557,560
 *Planar Systems, Inc...................    12,800        267,584
 *Plantronics, Inc......................    50,500        906,980
 *PlanVista Corp........................    16,600         36,520
 *Plato Learning, Inc...................    16,366        122,172
 *Play By Play Toys and Novelties,
   Inc..................................     5,900             15
 *Playboy Enterprises, Inc. Class A.....     4,700         41,172
 *Playboy Enterprises, Inc. Class B.....    23,300        231,835
 *Playtex Products, Inc.................    72,500        773,575
 *Plexus Corp...........................    50,400        766,332
 *#Pliant Systems, Inc..................    10,600              8
 *#Plug Power, Inc......................    57,300        399,954
 *PLX Technology, Inc...................    23,500        123,375
 *Plymouth Rubber, Inc. Class B.........       200            180
 PMA Capital Corp. Class A..............    30,700        460,961
 *PMC Sierra, Inc.......................    55,000        446,875
 *PMCC Financial Corp...................     2,600          2,132
 PNM Resources, Inc.....................    46,900      1,106,840
 Pocahontas Bancorp, Inc................     4,400         44,792

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Point Therapeutics, Inc...............       660   $        561
 *Point West Capital Corp...............     3,400             15
 *Point.360.............................     9,000         18,315
 *Polycom, Inc..........................    24,000        274,920
 *#PolyMedica Corp......................    13,200        378,774
 Polyone Corp...........................    90,700        707,460
 *Pomeroy Computer Resource, Inc........    12,800        161,728
 Pope & Talbot, Inc.....................    15,500        209,250
 *Porta Systems Corp....................     9,600            384
 *Possis Medical, Inc...................    17,000        274,805
 Potlatch Corp..........................    31,300        843,535
 *Powell Industries, Inc................    10,400        206,388
 *Power Intergrations, Inc..............    34,200        700,416
 *PowerCerv Corp........................     1,755            180
 *Power-One, Inc........................    87,800        694,498
 *Powerwave Technologies, Inc...........    78,500        513,783
 *Pozen, Inc............................    33,700        174,566
 *PPT Vision, Inc.......................     6,800          4,216
 *PracticeWorks, Inc....................    11,625         73,586
 *PRAECIS Pharmaceuticals, Inc..........    53,400        173,016
 Precision Castparts Corp...............     6,800        167,144
 *Premier Financial Bancorp.............     5,200         36,790
 *#Premier Laser Systems, Inc.
   Class A..............................     9,900             29
 *#Pre-Paid Legal Services, Inc.........    31,550        903,908
 Presidential Life Corp.................    33,200        343,952
 *Presstek, Inc.........................    43,000        241,015
 *Preview Systems, Inc..................     6,200            245
 *Previo, Inc...........................     6,875         14,953
 *#PRG-Schultz International, Inc.......    79,700        768,707
 *Price Communications Corp.............    62,700        896,610
 *Price Legacy Corp.....................    29,734         83,553
 *Priceline.com, Inc....................   228,500        398,733
 *Pricesmart, Inc.......................     4,400        105,864
 *Prima Energy Corp.....................    12,762        284,720
 *Prime Hospitality Corp................    55,200        458,712
 *Prime Medical Services, Inc...........    16,900        142,805
 *PRIMEDIA, Inc.........................   259,038        880,729
 *Primix Solutions, Inc.................     9,900            396
 *Primus Knowledge Solutions, Inc.......    16,700          8,517
 *Princeton Review, Inc.................     6,100         38,888
 *Princeton Video Image, Inc............     6,100          3,050
 *Printronix, Inc.......................     5,800         63,307
 *Printware, Inc........................     3,600          8,100
 *Priority Healthcare Corp..............    44,476        980,029
 *Private Business, Inc.................       945          1,266
 *Proassurance Corp.....................    28,450        566,155
 *ProBusiness Services, Inc.............    30,300        317,241
 *Procom Technology, Inc................    11,700          8,892
 *Procurenet, Inc.......................    19,700              0
 *Progenics Pharmaceuticals, Inc........    12,400         93,620
 *Programmers Paradise, Inc.............     5,200         10,530
 Progress Financial Corp................     6,760         75,036
 *Progress Software Corp................    48,800        660,752
 *Prophet 21, Inc.......................     3,800         60,040
 *ProQuest Co...........................    30,800        722,260
 *ProsoftTraining.com...................     7,300          1,716
 *Protection One, Inc...................    95,000        211,850
 *Protein Design Labs, Inc..............   106,800        979,356
 *Proton Energy Systems, Inc............    40,100        126,917
 *Provant, Inc..........................    20,400          3,162
 *Provell, Inc..........................     7,100              1
 Providence & Worcester Railroad Co.....     3,000         24,570
                                           SHARES       VALUE+
                                           ------       ------
 Provident Bancorp, Inc.................     5,200   $    161,980
 Provident Bankshares Corp..............    24,977        557,487
 Provident Financial Group, Inc.........    30,100        842,349
 Provident Financial Holdings, Inc......     5,550        146,465
 *Province Healthcare Co................    55,825        719,026
 *Proxim Corp...........................    67,269         92,831
 *ProxyMed, Inc.........................     1,320         17,035
 *PSC, Inc..............................    12,800            224
 *PSS World Medical, Inc................    85,500        583,965
 Psychemedics Corp......................     5,225         54,601
 *Psychiatric Solutions, Inc............     2,433         13,284
 *PTEK Holdings, Inc....................    65,228        284,068
 Pulaski Financial Corp.................     2,700         54,581
 Pulitzer, Inc..........................     9,400        413,224
 *Pure World, Inc.......................     7,600          4,142
 *PW Eagle, Inc.........................     7,000         34,125
 #Pyramid Breweries, Inc................     5,700         13,538
 *Qad, Inc..............................    39,400        135,142
 *QEP Co., Inc..........................     2,125          9,148
 *QRS Corp..............................    15,600        105,612
 *QuadraMed Corp........................    27,006         79,398
 Quaker Chemical Corp...................     9,100        210,028
 *Quaker City Bancorp, Inc..............     2,734         95,553
 *Quaker Fabric Corp....................    15,850        111,346
 *Quality Dining, Inc...................    11,400         37,107
 *Quality Systems, Inc..................     6,000        143,490
 *Qualstar Corp.........................     5,500         24,723
 Quanex Corp............................    18,300        559,980
 *Quanta Services, Inc..................    68,600        252,448
 *#Quantum Fuel Systems Technologies
   Worldwide, Inc.......................    14,100         51,254
 *Quentra Network Systems, Inc..........    21,600             23
 *Quest Software, Inc...................    99,700      1,299,091
 *Questcor Pharmaceuticals, Inc.........    26,800         26,800
 *Quicklogic Corp.......................    23,100         47,240
 *Quidel Corp...........................    32,600        102,853
 *Quigley Corp..........................    10,900         71,177
 *Quiksilver, Inc.......................    23,200        635,680
 *Quipp, Inc............................     1,400         17,297
 Quixote Corp...........................     7,700        153,538
 *Quokka Sports, Inc....................     1,128             17
 *Quovadx, Inc..........................    29,825         75,010
 *R & B, Inc............................     8,400         74,256
 *R H Donnelley Corp....................    32,700        944,703
 *Racing Champions ERTL Corp............    16,000        255,440
 *Radiant Systems, Inc..................    37,800        445,662
 *Radio One, Inc........................       200          3,511
 *Radiologix, Inc.......................    23,600        120,360
 *RadiSys Corp..........................    17,362        164,852
 *Radyne ComStream, Inc.................     9,500         31,113
 *Rag Shops, Inc........................     2,415          8,899
 *Railamerica, Inc......................    35,300        260,161
 *Rainbow Rentals, Inc..................     5,900         30,031
 *Rainbow Technologies, Inc.............    29,600        253,524
 *#Ralcorp Holdings, Inc................    36,000        846,000
 *Rambus, Inc...........................   118,300      1,090,135
 *Ramsay Youth Services, Inc............     3,900         14,060
 *Ramtron International Corp............     6,900         27,290
 *Range Resources Corp..................    64,700        343,557
 *Rare Hospitality International,
   Inc..................................    21,721        580,073
 *Rational Software Corp................    10,000         92,600
 Raven Industries, Inc..................     4,600        149,983

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Rawlings Sporting Goods, Inc..........     8,044   $     60,813
 Rayonier, Inc..........................    15,200        703,152
 *Rayovac Corp..........................    35,000        511,000
 *Raytech Corp..........................     7,000         53,900
 *RCM Technologies, Inc.................    10,500         41,265
 *#RCN Corp.............................    82,600         59,885
 *RDO Equipment Co. Class A.............     5,700         24,225
 *Reading International, Inc.
   Class A..............................    18,149         68,966
 *Reading International, Inc.
   Class B..............................     1,060          3,800
 *RealNetworks , Inc....................   192,700        740,932
 *Recoton Corp..........................    11,500         20,125
 *Red Hat, Inc..........................   177,400      1,226,721
 *#Redhook Ale Brewery, Inc.............     9,300         20,600
 Redwood Empire Bancorp.................     3,500         96,618
 *Reeds Jewelers, Inc...................       440            442
 Regal Beloit Corp......................    27,500        569,525
 *Regeneration Technologies, Inc........    21,900        209,474
 *Regeneron Pharmaceuticals, Inc........    48,900      1,062,353
 *Regent Communications, Inc............    57,700        360,625
 Regis Corp.............................    43,100      1,128,358
 *Register.Com, Inc.....................    44,000        185,680
 *Rehabcare Group, Inc..................    17,300        354,131
 *Rehabilicare, Inc.....................    10,900         42,510
 *Reliability, Inc......................     6,300          6,773
 Reliance Steel & Aluminum Co...........    33,200        753,640
 *Reliv International, Inc..............     9,226         37,181
 *Relm Wireless Corp....................     7,600          3,686
 *Remec, Inc............................    50,650        250,971
 *RemedyTemp, Inc.......................     7,000        101,290
 *Remington Oil & Gas Corp..............    34,400        534,576
 *#Renaissance Learning, Inc............    37,600        740,532
 *Rentrak Corp..........................     9,700         51,653
 *Rent-Way, Inc.........................    29,600        117,512
 *Repligen Corp.........................    32,000         96,640
 *#Reptron Electronics, Inc.............     8,900          6,230
 Republic Bancorp, Inc..................    69,858        819,444
 Republic Bancorp, Inc. Class A.........    14,500        175,813
 *Republic Bankshares, Inc..............    11,300        225,435
 *Republic First Bancorp, Inc...........     6,334         38,827
 *Res-Care, Inc.........................    26,850        123,376
 *ResMed, Inc...........................    32,100      1,040,361
 *Resonate, Inc.........................    27,000         39,015
 *ResortQuest International, Inc........    19,100         78,310
 Resource America, Inc..................    17,400        142,419
 *Resources Connection, Inc.............    21,500        397,105
 *Respironics, Inc......................    40,000      1,162,800
 *Restoration Hardware, Inc.............    32,900        263,036
 *Retek, Inc............................    61,300        271,253
 *#Revlon, Inc..........................    29,000        114,840
 *Rex Stores Corp.......................    12,400        159,092
 *Rexhall Industries, Inc...............     3,542         13,194
 *RF Monolithics, Inc...................    10,100         28,583
 *#Rhythms NetConnections, Inc..........     8,900              4
 *Ribozyme Pharmaceuticals, Inc.........     5,800          3,074
 Richardson Electronics, Ltd............    12,000        102,540
 *Rigel Pharmaceuticals, Inc............    45,100         64,719
 Riggs National Corp....................    33,400        524,547
 *Right Management Consultants, Inc.....    23,462        287,416
 *Rimage Corp...........................     8,600         87,763
 *Rita Medical Systems, Inc.............    14,700         88,494
 *Riverside Group, Inc..................     1,000             35
 Riverview Bancorp, Inc.................     4,500         67,500
                                           SHARES       VALUE+
                                           ------       ------
 Rivianna Foods, Inc....................    14,100   $    355,955
 *Riviera Holdings Corp.................     3,600         17,640
 RLI Corp...............................    28,900        696,490
 *RMH Teleservices, Inc.................    16,100        183,701
 *Roadhouse Grill, Inc..................    13,340          6,070
 Roadway Corp...........................    20,500        820,820
 Roanoke Electric Steel Corp............    10,900        119,137
 Robbins & Myers, Inc...................    13,800        225,630
 *Robocom Systems, Inc..................       800             80
 *Robotic Vision Systems, Inc...........    28,700         13,776
 *Rochester Medical Corp................     5,300         43,937
 *Rock of Ages Co.......................     4,400         21,384
 Rock-Tenn Co. Class A..................    25,300        321,310
 *Rocky Mountain Chocolate Factory,
   Inc..................................     2,433         17,311
 *Rocky Shoes & Boots, Inc..............     4,500         24,165
 *Rofin-Sinar Technologies, Inc.........    11,500         83,203
 *Rogers Corp...........................    15,700        382,295
 *Rogue Wave Software, Inc..............    11,000         19,470
 *Rohn Industries, Inc..................    34,500          4,658
 Rollins, Inc...........................    34,200        797,886
 Roper Industries, Inc..................    18,500        779,960
 *Ross Systems, Inc.....................     2,600         20,280
 *Rouge Industries, Inc. Class A........    15,000         17,700
 *Roxio, Inc............................     1,629          9,074
 *Royal Appliance Manufacturing Co......    13,000         61,100
 Royal Bancshares of Pennsylvania
   Class A..............................     4,218         77,569
 *Royal Energy, Inc.....................     3,041         11,982
 Royal Gold, Inc........................    23,100        393,624
 *Royal Precision, Inc..................       550             54
 RPC, Inc...............................    28,600        360,360
 *RSA Security, Inc.....................    65,200        414,998
 *RTI International Metals, Inc.........    20,700        237,015
 *RTW, Inc..............................     5,150         10,377
 *Rubio's Restaurants, Inc..............     5,500         29,948
 Ruby Tuesday, Inc......................    64,800      1,167,048
 Ruddick Corp...........................    55,800        805,752
 *Rudolph Technologies, Inc.............    16,100        319,505
 *Rural Cellular Corp. Class A..........     2,800          5,488
 *Rural/Metro Corp......................    14,000         31,640
 *Rush Enterprises, Inc. Class A........     7,000         28,700
 *Rush Enterprises, Inc. Class B........     7,000         28,945
 Russ Berrie & Co., Inc.................    20,300        661,171
 Russell Corp...........................    35,500        565,870
 *RWD Technologies, Inc.................    15,200         26,524
 *Ryan's Family Steak Houses, Inc.......    49,900        541,665
 Ryerson Tull, Inc......................    29,100        199,335
 Ryland Group, Inc......................    26,500        994,280
 *S&K Famous Brands, Inc................     2,100         26,943
 S&T Bancorp, Inc.......................    36,100        976,866
 *S1 Corp...............................    90,101        562,230
 *Saba Software, Inc....................    47,900         79,754
 *Safeguard Scientifics, Inc............   118,900        259,202
 *SafeNet, Inc..........................     7,600        220,438
 *Safety Components International,
   Inc..................................       118            882
 *Saga Communications, Inc. Class A.....    18,125        357,969
 *Salem Communications Corp.............    12,070        328,364
 *#Salton, Inc..........................    18,900        256,095
 *Samsonite Corp........................    19,718         12,915
 *San Filippo (John B.) & Son, Inc......     5,000         46,125
 *Sanchez Computer Associates, Inc......    27,600        105,432

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Sanders Morris Harris Group, Inc.......     1,400   $     10,850
 Sanderson Farms, Inc...................    13,000        265,070
 *Sands Regent Casino Hotel.............     2,000          7,480
 Sandy Spring Bancorp, Inc..............    13,700        437,099
 *Sangamo BioSciences, Inc..............    24,700        122,636
 *Sangstat Medical Corp.................    29,100        425,733
 *Sapient Corp..........................    30,700         65,084
 *Satcon Technology Corp................    16,500         28,628
 *Saucony, Inc. Class A.................     2,700         23,153
 *Saucony, Inc. Class B.................     3,500         29,418
 Sauer-Danfoss, Inc.....................    47,600        442,680
 *Saxon Capital, Inc....................    17,400        224,025
 *SBE, Inc..............................     3,500          3,955
 *SBS Technologies, Inc.................    14,500        161,603
 *#ScanSoft, Inc........................    75,818        556,504
 *ScanSource, Inc.......................     5,800        425,372
 Schawk, Inc. Class A...................    22,200        217,560
 *Scheid Vineyards, Inc.................     2,200          5,511
 *#Schick Technologies, Inc.............     9,000         24,975
 *Schieb (Earl), Inc....................     2,200          5,280
 *Schlotzskys, Inc......................     7,200         24,840
 *Schmitt Industries, Inc...............     7,400          3,404
 Schnitzer Steel Industries, Inc.
   Class A..............................     5,200         95,888
 *Schuff International, Inc.............     7,000         10,150
 Schulman (A.), Inc.....................    38,300        711,997
 Schweitzer-Maudoit International,
   Inc..................................    14,800        375,476
 *Sciclone Pharmaceuticals, Inc.........    40,500        162,000
 *Scient, Inc...........................     1,250            125
 *Scientific Games Corp.................    68,958        482,361
 *#Scientific Learning Corp.............     4,400          8,580
 *Scientific Technologies, Inc..........     6,700         33,500
 *#Scios-Nova, Inc......................    45,687      1,502,645
 *SCM Microsystems, Inc.................    15,500         93,233
 *Scotts Co. Class A....................     6,400        313,792
 *SCP Pool Corp.........................    26,900        848,830
 SCPIE Holdings, Inc....................     9,300         61,566
 *SCS Transportation, Inc...............    14,450        127,016
 Seaboard Corp..........................     1,400        321,300
 *Seabulk International, Inc............     2,400         12,348
 *Seachange International, Inc..........    32,000        237,120
 Seacoast Banking Corp..................     4,500         83,700
 Seacoast Financial Services Corp.......     5,746        125,780
 *Seacor Smit, Inc......................    24,200      1,006,720
 *Seattle Genetics, Inc.................    24,700         79,287
 *Secom General Corp....................       140            249
 Second Bancorp, Inc....................     9,900        275,913
 *Secure Computing Corp.................    35,300        271,457
 *Security Associates International,
   Inc..................................     4,400            968
 *SED International Holdings, Inc.......     3,925          2,434
 *SeeBeyond Technology Corp.............    85,100        242,535
 *SEEC, Inc.............................     5,900          6,638
 *Segue Software, Inc...................     9,500         11,495
 *Seitel, Inc...........................    11,700          8,658
 *Selas Corp. of America................     4,750          8,313
 *#Select Comfort Corp..................    32,600        323,229
 *Select Medical Corp...................    53,700        773,817
 *Selectica, Inc........................    47,200        125,316
 Selective Insurance Group, Inc.........    27,700        707,735
 SEMCO Energy, Inc......................    18,300        126,087
 *Seminis, Inc. Class A.................       200            518
 *Semitool, Inc.........................    29,300        204,514
                                           SHARES       VALUE+
                                           ------       ------
 *Semtech Corp..........................    20,500   $    309,243
 *SEMX Corp.............................     6,300          1,764
 *Seneca Foods Corp. Class A............       200          2,770
 *Seneca Foods Corp. Class B............     1,300         18,798
 Sensient Technologies Corp.............    47,500      1,167,075
 *Sepracor, Inc.........................   100,911        964,709
 *Sequa Corp. Class A...................     6,900        313,260
 *Sequa Corp. Class B...................     2,600        138,840
 *Sequenom, Inc.........................    37,300         81,874
 *SeraCare Life Sciences, Inc...........     4,080         24,215
 *Serena Software, Inc..................    48,500        884,155
 *Serologicals Corp.....................    26,150        297,456
 *Service Corp. International...........   226,400        751,648
 *ServiceWare Technologies, Inc.........     2,900          1,595
 *Servotronics, Inc.....................     1,100          4,290
 *SFBC International, Inc...............     7,100        102,986
 *Shared Technologies Cellular, Inc.....    10,100             27
 *Sharper Image Corp....................    12,100        227,420
 *Shaw Group, Inc.......................    46,100        797,530
 *Sheffield Medical Technologies, Inc...    20,250          3,848
 *Sheldahl, Inc.........................    17,000            306
 *Shells Seafood Restaurants, Inc.......     4,400          1,672
 *Shiloh Industries, Inc................    13,500         36,180
 *Shoe Carnival, Inc....................    12,500        185,938
 *Shoe Pavilion, Inc....................     6,200          7,192
 *Sholodge, Inc.........................     5,100         22,695
 *Shopko Stores, Inc....................    29,800        424,650
 *#Shuffle Master, Inc..................    17,725        343,954
 *Siebert Financial Corp................    22,300         55,081
 *Sierra Health Services, Inc...........    29,636        330,145
 Sierra Pacific Resources...............   122,600        850,844
 *Sifco Industries, Inc.................     5,400         15,822
 *Sigma Designs, Inc....................    16,300         65,771
 *Sigmatron International, Inc..........     2,200          8,415
 *Signal Technology Corp................    10,300        110,210
 *Signature Eyewear, Inc................     3,600            234
 *Silgan Holdings, Inc..................    17,900        444,815
 *Silicon Graphics, Inc.................   193,900        308,301
 *Silicon Image, Inc....................    74,000        515,410
 *#Silicon Laboratories, Inc............    47,500      1,390,325
 *Silicon Storage Technology, Inc.......   111,100        780,478
 *Silicon Valley Bancshares.............    53,300      1,031,622
 *Siliconix, Inc........................    19,000        563,540
 Simmons First National Corp. Class A..      4,550        169,078
 *Simon Worldwide, Inc..................    16,600          2,075
 *SimpleTech, Inc.......................    42,800        170,986
 *Simpson Manufacturing Co., Inc........    24,700        836,095
 *Simula, Inc...........................    12,800         26,880
 *Sinclair Broadcast Group, Inc.
   Class A..............................    49,800        692,967
 *Sipex Corp............................    32,100        131,931
 *Sirenza Microdevices, Inc.............    29,700         47,966
 *Sitel Corp............................    74,000        133,200
 *Six Flags, Inc........................    36,200        261,726
 SJW Corp...............................     3,000        236,670
 *Skechers U.S.A., Inc. Class A.........    16,600        204,180
 *SkillSoft P.L.C.......................    39,392        147,523
 Skyline Corp...........................     8,300        235,637
 Skywest, Inc...........................    63,200        860,468
 *Skyworks Solutions, Inc...............    85,500      1,031,558
 *SL Industries, Inc....................     5,900         33,335
 *SM&A..................................    17,700         50,711

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THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Smart & Final Food, Inc...............    29,200   $    153,884
 *SmartDisk Corp........................     9,600          7,680
 *Smith & Wollensky Restaurant Group,
   Inc..................................     1,700          6,673
 Smith (A.O.) Corp......................    19,900        530,335
 Smith (A.O.) Corp. Convertible
   Class A..............................     3,750         99,938
 *#Smith Micro Software, Inc............    21,400         17,976
 *Smithway Motor Express Corp.
   Class A..............................     4,000          3,400
 *#Socrates Technologies Corp...........    18,400             64
 *Sola International, Inc...............    27,000        315,900
 Solutia, Inc...........................   125,800        339,660
 *Somera Communications, Inc............    40,700        121,693
 *Sonic Automotive, Inc.................    41,300        729,358
 *Sonic Corp............................    48,525      1,043,530
 *#Sonic Foundry, Inc...................    33,400         21,877
 *Sonic Innovations, Inc................    17,800         88,199
 *#Sonic Solutions......................    17,200        114,466
 *SonicWALL, Inc........................    76,400        309,038
 *Sonosight, Inc........................    13,533        201,303
 *Sonus Pharmaceuticals, Inc............    13,600         38,624
 *SOS Staffing Services, Inc............    12,600          7,749
 *Sotheby's Holdings, Inc. Class A......    53,900        468,391
 *SoundView Technology Group, Inc.......    26,800         39,798
 *Source Information Management, Inc....    18,100        105,433
 *Source Media, Inc.....................    27,400            260
 *Sourcecorp, Inc.......................    17,300        335,361
 South Financial Group, Inc.............    50,027      1,066,826
 South Jersey Industries, Inc...........    11,900        387,940
 Southern Banc Company, Inc.............       200          2,890
 *Southern Energy Homes, Inc............    11,925         19,617
 *Southern Union Co.....................    65,804        985,086
 *Southwall Technologies, Inc...........    10,600         32,860
 Southwest Bancorp, Inc.................     5,700        151,164
 *Southwest Bancorporation of Texas,
   Inc..................................    40,600      1,159,130
 Southwest Gas Corp.....................    39,600        879,120
 Southwest Water Co.....................     9,231        128,865
 *Southwestern Energy Co................    28,300        311,300
 *#Spacehab, Inc........................    11,500         11,328
 Span-American Medical System, Inc......     2,400         18,516
 *Spanish Broadcasting System, Inc......    40,900        363,806
 *SPAR Group, Inc.......................     1,500          4,695
 Spartan Motors, Inc....................    11,200        116,368
 *Spartan Stores, Inc...................    23,875         49,779
 Spartech Corp..........................    30,200        565,042
 *Sparton Corp..........................     7,200         57,600
 *Specialty Laboratories, Inc...........    21,700        208,320
 *SpectraLink Corp......................    19,000        156,940
 *Spectranetics Corp....................    23,702         59,492
 *Spectrian Corp........................    11,400         56,259
 *Spectrum Control, Inc.................    13,000         80,015
 *SpectRx, Inc..........................     8,900         18,201
 *SpeechWorks International, Inc........    35,461        133,333
 *SpeedFam-IPEC, Inc....................    30,452        200,222
 Speedway Motorsports, Inc..............    41,900      1,086,467
 *Speizman Industries, Inc..............     2,900          1,711
 *Spherion Corp.........................    66,200        457,442
 *Spherix, Inc..........................    12,100         95,953
 *Sphinx International, Inc.............    10,550          3,693
 *Spiegel, Inc. Class A Non-Voting......    14,900          8,568
                                           SHARES       VALUE+
                                           ------       ------
 *Spinnaker Exploration Co..............    39,500   $    877,295
 *Spire Corp............................     6,700         17,554
 *Sport Chalet, Inc.....................     2,700         18,428
 *Sport Supply Group, Inc...............     8,900         14,463
 *Sport-Haley, Inc......................     2,700          9,032
 *Sports Authority, Inc.................    35,400        301,254
 *Sports Club Co., Inc..................    20,100         51,758
 *SportsLine.Com, Inc...................    33,400         42,084
 *Sportsman's Guide, Inc................     4,700         34,028
 *SPS Technologies, Inc.................    13,100        339,290
 *SPSS, Inc.............................    16,729        235,210
 *SRI/Surgical Express, Inc.............     6,100         38,156
 *SRS Labs, Inc.........................    12,600         38,304
 *SS&C Technologies, Inc................    12,400        126,666
 *SSE Telecom, Inc......................     6,000             36
 *SSP Solutions, Inc....................     2,200          1,958
 St. Francis Capital Corp...............     9,200        220,754
 St. Mary Land & Exploration Co.........    30,600        773,874
 *Staar Surgical Co.....................    17,100         56,430
 *Stamps.com, Inc.......................    44,171        194,573
 *#Standard Automotive Corp.............     4,400            442
 Standard Commercial Corp...............    13,329        220,195
 *Standard Management Corp..............     7,600         26,410
 *Standard Microsystems Corp............    15,900        353,696
 Standard Motor Products, Inc.
   Class A..............................    12,400        143,592
 Standard Pacific Corp..................    35,500        905,250
 Standard Register Co...................    26,100        488,070
 Standex International Corp.............    12,000        277,800
 *Stanley Furniture, Inc................     6,700        168,740
 *Star Buffet, Inc......................     2,800          5,544
 *Star Multi Care Service, Inc..........       454             30
 *#Star Scientific, Inc.................    22,200         27,195
 *STAR Telecommunications, Inc..........     5,900              1
 *Starcraft Corp........................     2,500         18,000
 *StarMedia Network, Inc................    29,800            225
 Starrett (L.S.) Co. Class A............     5,000         86,000
 *Startec Global Communications Corp....     9,700             39
 *StarTek, Inc..........................    14,000        371,000
 State Auto Financial Corp..............    42,900        635,993
 State Financial Services Corp.
   Class A..............................     7,800        127,140
 Staten Island Bancorp, Inc.............    61,600      1,211,056
 *Station Casinos, Inc..................    57,850        975,351
 *Steak n Shake Co......................    29,018        291,631
 *Steel Dynamics, Inc...................    59,900        856,570
 Steel Technologies, Inc................     9,500        151,240
 *SteelCloud Co.........................    10,200         13,515
 *Stein Mart, Inc.......................    45,700        295,679
 *Steinway Musical Instruments, Inc.....     8,800        151,800
 *Stellent, Inc.........................    22,300        117,298
 *Stemcells, Inc........................     2,600          2,093
 Stepan Co..............................     8,400        214,620
 Stephan Co.............................     3,500         12,075
 *Stericycle, Inc.......................    36,800      1,224,152
 Sterling Bancorp.......................    12,081        322,095
 Sterling Bancshares....................    53,850        679,318
 *Sterling Financial Corp...............    11,572        222,992
 Stewart & Stevenson Services, Inc......    28,300        316,677
 *Stewart Enterprises, Inc..............   129,800        682,748
 *Stewart Information Services Corp.....    16,600        343,620
 Stifel Financial Corp..................     6,600         76,362

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CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Stillwater Mining Co..................    50,700   $    286,455
 *STM Wireless, Inc. Class A............     6,800          2,482
 *Stone & Webster, Inc..................     3,000            465
 *Stone Energy Corp.....................    28,963        873,234
 *Stoneridge, Inc.......................    22,300        219,209
 *Storage Computer Corp.................     1,200            324
 *#Storage Engine, Inc..................       283            127
 *StorageNetworks, Inc..................    60,800        102,144
 *Stratasys, Inc........................     5,300         43,778
 *Strategic Diagnostics, Inc............    17,800         62,389
 *Strategic Distribution, Inc...........     3,029         36,651
 *Stratesec, Inc........................     8,000            640
 *Stratex Networks, Inc.................    99,000        390,060
 *Stratos Lightwave, Inc................     2,169         15,584
 *Strattec Security Corp................     4,100        199,240
 *Stratus Properties, Inc...............     7,050         58,233
 Strayer Ed, Inc........................     8,300        499,453
 Stride Rite Corp.......................    45,900        385,560
 *Strouds, Inc..........................     7,100             32
 *Student Advantage, Inc................        50             40
 Sturm Ruger & Co., Inc.................    34,500        367,425
 *#Styleclick, Inc. Class A.............    12,700          1,969
 *Suburban Lodges of America, Inc.
   Escrow Shares........................    18,500              0
 Suffolk Bancorp........................     8,600        282,639
 *Summa Industries, Inc.................     4,400         43,428
 *Summit America Television, Inc........    50,200        117,719
 Summit Bancshares, Inc.................     2,000         40,540
 Summit Bank Corp.......................     1,680         21,143
 *Sun Bancorp, Inc......................    11,126        150,479
 Sun Hydraulics, Inc....................     4,900         39,788
 *Sunair Electronics, Inc...............     3,000          8,100
 *Sundance Homes, Inc...................     3,000             21
 *Sunland Entertainment Co., Inc........       450            371
 *SunLink Health Systems, Inc...........     1,048          2,987
 *#Sunrise Assisted Living, Inc.........    28,665        803,480
 *Sunrise Telecom, Inc..................     3,600          8,280
 *Suntron Corp..........................     5,265         22,561
 *#Superconductor Technologies, Inc.....    22,200         23,310
 *#Supergen, Inc........................    37,300        173,259
 *Superior Consultant Holdings Corp.....    10,700         29,853
 *Superior Energy Services, Inc.........    88,500        725,700
 Superior Financial Corp................     7,500        135,300
 Superior Industries International,
   Inc..................................    25,900      1,091,167
 *#Superior Telecom, Inc................    33,200          5,146
 Superior Uniform Group, Inc............     7,000         78,400
 *Supertex, Inc.........................    12,400        167,338
 *SupportSoft, Inc......................    36,900        124,353
 *Supreme Industries, Inc...............     9,171         45,855
 *#SureBeam Corp........................    69,296        373,159
 *SurModics, Inc........................    16,900        543,420
 Susquehanna Bancshares, Inc............    47,500      1,004,388
 *#SVI Solutions, Inc...................     7,500          4,800
 *Swift Energy Corp.....................    34,200        316,692
 *Swisher International, Inc............       700            543
 *Switchboard, Inc......................    12,600         37,296
 SWS Group, Inc.........................    27,918        409,278
 *Sybase, Inc...........................    20,100        267,732
 *Sybron Dental Specialties, Inc........    41,800        591,470
 *Sycamore Networks, Inc................    73,500        228,585
 *Sykes Enterprises, Inc................    44,100        133,403
 *Sylvan Learning Systems, Inc..........    44,400        808,302
                                           SHARES       VALUE+
                                           ------       ------
 *Sylvan, Inc...........................     5,400   $     57,321
 *Symmetricom, Inc......................    49,267        180,071
 *Symphonix Devices, Inc................     9,400            987
 *Syms Corp.............................    15,700        118,692
 *Symyx Technologies....................    32,100        386,484
 *Synalloy Corp.........................     5,900         27,730
 *Synaptic Pharmaceutical Corp..........    10,900         69,706
 *Synbiotics Corp.......................     7,900            545
 *Syncor International Corp.............    24,700        627,133
 *Synovis Life Technologies, Inc........     9,300         87,746
 *Synplicity, Inc.......................     2,600         12,532
 *Syntel, Inc...........................    46,500        902,798
 *Syntellect, Inc.......................    11,300          8,051
 *Synthetech, Inc.......................    14,200         18,886
 *Syntroleum Corp.......................    33,100         60,739
 Sypris Solutions, Inc..................     2,250         28,013
 *System Software Associates, Inc.......    10,700             11
 *Systemax, Inc.........................    33,900         56,952
 *Systems & Computer Technology Corp....    38,400        386,112
 *T-3 Energy Services, Inc..............     1,250          8,425
 *#T-HQ, Inc............................    47,600        851,326
 *T-Netix, Inc..........................    15,000         32,325
 *Tag-It Pacific, Inc...................     9,200         34,040
 *Taitron Components, Inc...............     5,000          6,825
 *#Take Two Interactive Software........    43,700      1,307,723
 *TALK America Holdings, Inc............     5,500         43,285
 TALX Corp..............................    13,838        135,682
 *Tandy Brand Accessories, Inc..........     5,900         57,378
 *Tandycrafts, Inc......................    14,400            648
 *Tanning Technology Corp...............    12,000         10,980
 *Tanox, Inc............................    50,900        562,954
 *Tarantella, Inc.......................    16,500          4,043
 *Targeted Genetics Corp................    13,100          7,402
 *Tarrant Apparel Group.................    15,800         65,886
 Tasty Baking Co........................     8,000         76,400
 TB Woods Corp..........................     5,200         37,050
 *TBA Entertainment Corp................     7,300         12,264
 *TBC Corp..............................    21,050        251,021
 *TEAM America, Inc.....................     2,800          1,596
 *Team Communications Group, Inc........     5,800              6
 *Team, Inc.............................     7,600         57,228
 *TeamStaff, Inc........................    16,000         48,160
 Tech/Ops Sevcon, Inc...................     3,100         14,570
 *Techdyne, Inc.........................     6,500          8,645
 Teche Holding Co.......................       700         18,480
 *Techne Corp...........................    41,400      1,281,123
 *Technical Communications Corp.........       400            162
 *Technical Olympic USA, Inc............     8,500        114,708
 Technitrol, Inc........................    48,100        830,687
 Technology Research Corp...............     5,400          8,289
 *Technology Solutions Corp.............    42,400         49,396
 *TechTeam Global, Inc..................    10,900         80,279
 Tecumseh Products Co. Class A..........    13,900        661,015
 *Tegal Corp............................     9,900          5,792
 *Tejon Ranch Co........................    13,900        394,065
 *Tekelec...............................    67,600        689,858
 *Teledyne Technologies Inc.............    35,200        523,072
 *Teletech Holdings, Inc................    87,500        752,938
 *Teletouch Communications, Inc.........       100             24
 *Telik, Inc............................    37,900        489,100
 *Telscape International, Inc...........    20,700             31

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CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Telular Corp..........................    12,800   $     49,344
 *Temtex Industries, Inc................     2,000            940
 *TenFold Corp..........................     4,500          1,215
 *Tengasco, Inc.........................     5,600          7,280
 Tennant Co.............................     8,900        319,510
 *Tenneco Automotive, Inc...............    44,600        183,752
 *Terayon Communication Systems, Inc....    72,400        173,760
 *Terex Corp............................    50,748        627,245
 *Terra Industries, Inc.................    76,100        150,678
 *Tesoro Petroleum Corp.................    74,100        318,630
 *Tessco Technologies, Inc..............     4,500         49,568
 *Tetra Tech, Inc.......................    62,926        780,597
 *Tetra Technologies, Inc...............    14,000        296,100
 *Texas Biotechnology Corp..............    63,700        124,852
 Texas Industries, Inc..................    20,900        516,230
 Texas Regional Banchshares, Inc.
   Class A..............................    33,495      1,144,022
 TF Financial Corp......................     2,600         60,840
 *TFC Enterprises, Inc..................    11,400         17,670
 *Thackeray Corp........................     4,100          2,378
 The Banc Corp..........................     3,300         24,734
 *The Medicines Co......................    43,100        720,417
 *The Rowe Companies....................    13,100         28,558
 *Theragenics Corp......................    31,100        163,897
 *Thermwood Corp........................       200            141
 *TheStreet.com, Inc....................    23,500         80,840
 *Third Wave Technologies...............    39,200         95,452
 Thistle Group Holdings Co..............     7,100         73,805
 *Thomas & Betts Corp...................    61,600      1,151,920
 *Thomas Group, Inc.....................     4,000          1,660
 Thomas Industries, Inc.................    15,150        414,504
 *Thomaston Mills, Inc..................     1,900             17
 Thor Industries, Inc...................    20,000        764,000
 *Thoratec Corp.........................    67,843        585,485
 *Three-Five Systems, Inc...............    27,499        195,243
 *TIBCO Software, Inc...................    27,200        200,464
 *Tickets.com, Inc......................     2,100          2,363
 *#Tidel Technologies, Inc..............    10,500          5,093
 *Tier Technologies, Inc. Class B.......    16,200        246,645
 *TII Network Technologies, Inc.........    11,260          3,941
 Timberland Bancorp, Inc................     3,900         70,083
 Timberline Software Corp...............    11,700         69,147
 *Timco Aviation Services, Inc..........     1,744          1,221
 Timken Co..............................    59,700      1,185,045
 *Tipperary Corp........................    17,900         30,878
 *Titan Corp............................   111,899      1,324,884
 Titan International, Inc...............    20,700         33,327
 *Titan Pharmaceuticals, Inc............    27,500         72,875
 *Titanium Metals Corp..................    31,700         44,380
 *#TiVo, Inc............................    54,300        419,468
 *TLC Vision Corp.......................    33,060         52,896
 *TMBR/Sharp Drilling, Inc..............     5,400         88,857
 *Todd Shipyards Corp...................     5,200         77,480
 *Toddhunter International, Inc.........     4,600         50,370
 *Tofutti Brands, Inc...................     6,900         18,630
 *Tollgrade Communications, Inc.........    13,500        181,440
 Tompkins County Trustco, Inc...........       330         15,180
 *Too, Inc..............................    39,800      1,168,130
 *Topps, Inc............................    46,000        441,600
 *Toreador Resources Corp...............     4,900         13,598
 Toro Co................................    12,300        787,569
                                           SHARES       VALUE+
                                           ------       ------
 *Total Entertainment Restaurant Corp...     8,800   $     72,204
 *Tower Air, Inc........................    13,300             12
 *Tower Automotive, Inc.................    76,200        430,530
 *#Track Data Corp......................     6,800          4,522
 *Track 'n Trail, Inc...................     4,900             13
 *Tractor Supply Co.....................    18,000        800,820
 *Tradestation Group, Inc...............    32,100         42,372
 *Traffix, Inc..........................    21,300         61,664
 *Trailer Bridge, Inc...................     9,800         23,128
 *Trammell Crow Co......................    47,600        434,112
 *Trans World Entertainment Corp........    44,200        188,734
 *Transact Technologies, Inc............     5,700         27,645
 *Transaction Systems Architects, Inc...    35,200        252,912
 *Transcat, Inc.........................     6,100         12,200
 *Transgenomic, Inc.....................    10,800         33,156
 *Transkaryotic Therapies, Inc..........    38,300        367,297
 *Transmeta Corp........................    28,700         43,194
 *Transmontaigne Oil Co.................    36,600        157,380
 *Transport Corp. of America............     5,200         27,534
 *Transport Industries, Inc.............     1,400          5,222
 *Transportation Components, Inc........    17,900             22
 *Transpro, Inc.........................     6,700         42,143
 *Transtechnology Corp..................     6,200         67,580
 *TransTexas Gas Corp. Class A..........       236             14
 *Travis Boats & Motors, Inc............     3,300          4,241
 *TRC Companies, Inc....................    12,400        138,756
 Tredegar Industries, Inc...............    47,400        675,450
 Tremont Corp...........................     5,100        173,400
 *Trend-Lines, Inc. Class A.............     2,100             17
 Trenwick Group, Ltd....................    23,975         37,641
 *#Trex Co., Inc........................    14,200        466,470
 *Triad Guaranty, Inc...................    14,000        560,770
 *Triangle Pharmaceuticals, Inc.........    87,500        400,313
 *Triarc Companies, Inc. Class A........    19,500        529,425
 Trico Bancshares.......................     4,950        113,900
 *Trico Marine Services, Inc............    39,900        135,860
 *Trident Microsystems, Inc.............    13,500         55,755
 *Trimble Navigation, Ltd...............    34,400        483,836
 *#Trimedyne, Inc.......................     4,300            710
 *#Trimeris, Inc........................    22,400      1,078,112
 Trinity Industries, Inc................    50,500        986,265
 *Trio-Tech International...............       400            880
 *TriPath Imaging, Inc..................    44,952        145,195
 *Tripos, Inc...........................     8,500         76,160
 *Triquint Semiconductor, Inc...........    99,641        611,298
 *Tristar Corp..........................     1,000              4
 *Triton PCS Holdings, Inc..............    62,700        277,134
 *Triumph Group.........................    15,800        441,610
 *TriZetto Group, Inc...................    54,800        351,816
 *TRM Corp..............................     7,000          4,130
 *Tropical Sportswear International
   Corp.................................     7,800         71,214
 *Trover Solutions, Inc.................     9,300         45,617
 Troy Financial Corp....................       315          8,741
 *Troy Group, Inc.......................    10,900         19,457
 *Trump Hotels & Casino Resorts, Inc....    21,900         48,180
 Trust Co. of New Jersey................    18,500        510,323
 Trustco Bank Corp......................    86,952        959,515
 *TSR, Inc..............................     4,400         21,890
 *TTM Technologies, Inc.................    43,700        137,437
 *Tucows, Inc...........................     8,500          2,656
 *Tuesday Morning Corp..................    44,100        882,662

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CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Tufco Technologies, Inc...............     4,500   $     18,315
 *Tularik, Inc..........................    65,800        631,022
 *Tumbleweed Communications Corp........    30,595         52,012
 Tupperware Corp........................    70,000      1,199,100
 *TurboChef Technologies, Inc...........    20,500         18,963
 *Turnstone Systems, Inc................    70,300        204,925
 *Tut Systems, Inc......................     7,700          9,972
 *Tvia, Inc.............................       100             75
 *Tweeter Home Entertainment Group,
   Inc..................................    23,300        255,951
 Twin Disc, Inc.........................     2,800         34,692
 *Twinlab Corp..........................    28,200          7,332
 *Tyler Technologies, Inc...............    57,200        254,540
 *#U.S. Aggregates, Inc.................     9,700             63
 *U.S. Concrete, Inc....................    31,100        178,359
 *U.S. Home & Garden, Inc...............    17,500          7,000
 *U.S. Industries, Inc..................    85,100        251,896
 *U.S. Interactive, Inc.................    25,900             52
 *U.S. Physical Therapy, Inc............    11,050        140,611
 *#U.S. Plastic Lumber Corp.............    12,600          2,835
 *#UAL Corp.............................    66,600        167,166
 *Ubics, Inc............................     6,900          2,381
 UCBH Holdings, Inc.....................    19,500        808,470
 *UFP Technologies, Inc.................     3,800          3,762
 UGI Corp...............................    33,100      1,218,080
 *UICI..................................    57,100        730,309
 UIL Holdings Corp......................    14,400        481,536
 *Ulticom, Inc..........................    47,200        355,416
 *Ultimate Electronics, Inc.............    14,300        275,418
 *Ultimate Software Group, Inc..........    15,800         64,148
 *Ultradata Systems, Inc................     2,000            350
 *Ultrak, Inc...........................    14,000         17,640
 *Ultralife Batteries, Inc..............    13,100         35,632
 *Ultratech Stepper, Inc................    22,500        260,325
 UMB Financial Corp.....................    21,965        875,854
 Umpqua Holdings Corp...................    23,003        405,198
 *#Unapix Entertainment, Inc............     6,100              3
 Unico American Corp....................     5,500         19,525
 *Unidigital, Inc.......................     6,100              5
 *Unifab International, Inc.............     2,200            583
 *Unifi, Inc............................    70,300        400,710
 Unifirst Corp..........................     8,950        174,973
 *Unify Corp............................    20,200         10,100
 *Unimark Group, Inc....................    10,100          5,353
 *Uni-Marts, Inc........................     6,500          8,450
 *Union Acceptance Corp. Class A........     5,200          1,248
 Union Community Bancorp................     2,300         34,949
 *Uniroyal Technology Corp..............    13,300            732
 Unisource Energy Corp..................    36,580        609,057
 *Unit Corp.............................    42,300        755,478
 *United Auto Group, Inc................    47,700        644,427
 United Bankshares, Inc. WV.............    42,200      1,231,607
 United Community Financial Corp........    35,400        316,299
 United Financial Corp..................       440          9,412
 United Fire Casualty Co................     6,200        211,451
 United Guardian, Inc...................     1,900          6,983
 United Industrial Corp.................    12,800        193,920
 United National Bancorp................    15,100        337,485
 *United Natural Foods, Inc.............    18,900        488,376
 *#United Online, Inc...................    44,202        707,011
 United Parcel, Inc. - Restricted
   Escrow...............................    10,700         10,336
                                           SHARES       VALUE+
                                           ------       ------
 *United Rentals, Inc...................    55,200   $    534,888
 *United Retail Group, Inc..............    13,100         62,553
 *United Road Services, Inc.............       720            144
 *United Stationers, Inc................    39,600      1,286,802
 *United Therapeutics Corp..............    23,000        395,255
 *UnitedGlobalCom, Inc..................    80,000        254,400
 Unitil Corp............................     4,700        124,550
 *Unity Bancorp, Inc....................     5,200         43,810
 *Universal Access Global Holdings,
   Inc..................................    44,700         14,081
 *Universal American Financial Corp.....    63,800        431,288
 *Universal Compression Holdings, Inc...    11,700        210,600
 Universal Corp.........................    31,100      1,100,940
 *#Universal Display Corp...............    21,700        250,527
 *Universal Electronics, Inc............    13,700        135,973
 Universal Forest Products, Inc.........    17,800        382,967
 *Universal Stainless & Alloy Products,
   Inc..................................     6,000         35,400
 Unizan Financial Corp..................    22,034        428,671
 *Unova, Inc............................    69,200        373,680
 *UQM Technologies, Inc.................    18,700         54,230
 *Urban Outfitters, Inc.................    19,100        504,049
 *Urologix, Inc.........................    13,800         56,649
 *Uromed Corp. New......................     4,720             21
 *URS Corp..............................    34,000        706,860
 *Ursus Telecom Corp....................     8,200              8
 *US Energy Corp........................    11,500         45,425
 *#US LEC Corp..........................    14,100         30,879
 *US Liquids, Inc.......................    13,900          7,089
 *US Oncology, Inc......................   110,282        952,285
 *US Xpress Enterprises, Inc. Class A..     10,823        102,764
 *USA Truck, Inc........................     9,300         68,123
 *#USAir Group, Inc.....................    84,700         48,914
 *#USANA, Inc...........................     9,500         98,563
 USB Holding Co., Inc...................    16,285        299,644
 *USDATA Corp...........................     2,820          1,988
 Usec, Inc..............................    98,000        656,600
 USFreightways Corp.....................    30,600        933,453
 *#USG Corp.............................    39,400        309,290
 *Utah Medical, Inc.....................     5,000         90,050
 *#V-ONE Corp...........................    19,400          6,014
 *V.I. Technologies, Inc................     5,500          2,970
 Vail Banks Inc.........................     1,300         15,620
 *Vail Resorts, Inc.....................    28,300        515,060
 *Valence Technology, Inc...............    20,900         33,754
 *Valley National Gases, Inc............     4,200         23,625
 Valmont Industries, Inc................    23,900        530,341
 *Valpey Fisher Corp....................     1,650          4,620
 *Value City Department Stores, Inc.....    33,800        108,498
 Value Line, Inc........................     9,900        424,116
 *ValueClick, Inc.......................    33,200         93,126
 *Valuevision Media, Inc. Class A.......    40,600        634,578
 *Vans, Inc.............................    18,300        108,885
 *Variagenics, Inc......................     7,700         10,588
 *Varian Semiconductor Equipment
   Associates, Inc......................    40,500      1,259,753
 *Varian, Inc...........................    21,500        674,885
 *Variflex, Inc.........................     4,600         15,479
 *#Vari-L Co., Inc......................     7,500          2,400
 *Vari-Lite International, Inc..........     4,800          4,920
 *Varsity Brands, Inc...................     9,255         38,778
 *Vascular Solutions, Inc...............     1,800          1,845

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Vastera, Inc..........................    32,200   $    188,853
 *#Vaxgen, Inc..........................    14,300        281,138
 #Vector Group, Ltd.....................    38,455        438,002
 *Veeco Instruments, Inc................    35,200        491,920
 *Ventana Medical Systems, Inc..........    16,200        344,655
 *Venture Catalyst, Inc.................     7,200          1,404
 *Verdant Brands, Inc...................     4,517              5
 *Verilink Corp.........................    15,600         18,174
 *Veritas DGC, Inc......................    40,600        300,034
 *Verity, Inc...........................    39,800        553,618
 *Vermont Pure Holdings, Ltd............    17,300         69,373
 *Versant Object Technology Corp........     6,500          5,265
 *Versar, Inc...........................     6,800         13,940
 *#Versicor, Inc........................    29,600        334,036
 *Verso Technologies, Inc...............    12,096          8,891
 *Verticalbuyer Inc.....................       920              8
 Vesta Insurance Group, Inc.............    39,400        140,658
 *Vialta, Inc...........................    64,595         31,975
 *Viasat, Inc...........................    30,800        367,290
 *VIB Corp..............................     8,920        134,469
 *Vical, Inc............................    20,000         76,500
 *Vicon Industries, Inc.................     4,600         17,710
 *Vicor Corp............................    35,700        298,988
 *Video Display Corp....................     3,600         23,976
 *#Viewpoint Corp.......................    56,700        187,110
 *Vignette Corp.........................   102,000        168,300
 *#Viisage Technology, Inc..............    23,600        114,224
 Vintage Petroleum, Inc.................    73,900        694,660
 *Virage Logic Corp.....................    20,200        277,245
 *Virbac Corp...........................    22,000        116,930
 Virco Manufacturing Corp...............    13,269        136,671
 *Virologic, Inc........................    24,500         37,240
 *#ViroPharma, Inc......................    22,600         34,917
 *Virtualfund.Com, Inc..................    22,400          1,792
 *Vision Sciences, Inc..................     5,100          4,437
 *Vista Medical Technologies, Inc.......     7,500         24,450
 Visteon Corp...........................    65,300        525,665
 *Visual Networks, Inc..................    31,900         55,666
 *Visx, Inc. DE.........................    59,400        543,510
 Vital Signs, Inc.......................    12,800        356,992
 *VitalWorks, Inc.......................    50,500        194,930
 *#Vitech America, Inc..................    20,350            102
 *Vitesse Semiconductor, Inc............    46,500        154,613
 *Vivus, Inc............................    42,700        189,802
 *Vixel Corp............................    23,400         40,248
 *Vlasic Foods International, Inc.......    50,100            138
 *Vodavi Technology, Inc................     4,300          8,665
 *Volt Information Sciences, Inc........    15,100        262,740
 Vulcan International Corp..............       700         24,675
 *Vyyo, Inc.............................     3,800         10,260
 *W-H Energy Services, Inc..............    30,900        463,500
 W.P. Carey & Co. LLC...................    38,500        936,320
 *Wabash National Corp..................    23,000        181,700
 Wabtec Corp............................    48,700        696,897
 *Wackenhut Corrections Corp............    21,100        258,053
 *Wall Street Deli, Inc.................     1,500              2
 Wallace Computer Services, Inc.........    50,200        941,250
 Walter Industries, Inc.................    49,100        513,095
 *#Warnaco Group, Inc...................     2,900              7
 Warren Bancorp, Inc....................     7,400        115,699
 Warwick Community Bancorp, Inc.........     5,000        151,600
 Washington Banking Co..................     4,070         48,352
                                           SHARES       VALUE+
                                           ------       ------
 Washington Savings Bank FSB............     1,600   $     12,960
 Washington Trust Bancorp, Inc..........    12,200        245,830
 *Waste Connections, Inc................    27,500      1,026,025
 *Waste Industries USA, Inc.............    18,700        142,494
 *WatchGuard Technologoes, Inc..........    35,500        231,993
 *Waterlink, Inc........................    19,600            882
 Waters Instruments, Inc................       300          1,485
 Watsco, Inc. Class A...................    29,500        470,525
 Watsco, Inc. Class B...................     1,350         22,275
 Watts Industries, Inc. Class A.........    16,700        263,526
 Wausau-Mosinee Paper Corp..............    61,800        714,408
 Waypoint Financial Corp................    44,882        833,683
 WD-40 Co...............................    15,900        461,259
 *Webb Interactive Services, Inc........     5,300          1,802
 *Webco Industries, Inc.................     6,000         16,500
 *#WebEx Communications, Inc............    44,600        867,916
 *Webhire, Inc..........................     4,480          2,531
 *#WebLink Wireless, Inc................    54,300            217
 *webMethods, Inc.......................    58,800        570,066
 *Websense, Inc.........................    21,000        561,330
 Weider Nutrition International, Inc....    10,500         18,480
 Wellco Enterprises, Inc................     1,000         12,100
 Wellman, Inc...........................    35,000        420,000
 *Wells-Gardner Electronics Corp........     5,535          8,469
 Werner Enterprises, Inc................    60,900      1,344,977
 Wesbanco, Inc..........................    21,240        543,213
 West Coast Bancorp.....................    15,609        256,612
 *West Corp.............................    12,600        209,538
 *West Marine, Inc......................    18,900        302,495
 West Pharmaceutical Services, Inc......    14,400        298,080
 *Westaff, Inc..........................    15,900         31,005
 Westamerica Bancorporation.............     2,300         94,496
 Westar Energy, Inc.....................    84,100        969,673
 Westbank Corp..........................     4,300         58,222
 *Westcoast Hospitality Corp............    12,900         69,596
 Westcorp, Inc..........................    44,840        924,152
 *Westell Technologies, Inc.............    41,260         68,079
 *Western Digital Corp..................   187,900      1,587,755
 Western Gas Resources, Inc.............    32,800      1,160,792
 Western Ohio Financial Corp............       900         18,383
 *Western Power & Equipment Corp........     3,373            708
 *Western Wireless Corp.................    83,700        557,861
 *Westport Resources Corp...............    31,868        653,931
 Westwood Holdings Group, Inc...........     6,979         89,471
 *Wet Seal, Inc. Class A................    26,575        306,676
 *WFS Financial, Inc....................    40,800        858,228
 WGL Holdings, Inc......................    14,000        323,540
 *White Electronics Designs Corp........    19,800        193,644
 *Whitehall Jewelers, Inc...............    14,650        162,615
 *Whitman Education Group, Inc..........    13,100         88,425
 Whitney Holdings Corp..................    15,300        515,304
 *#WHX Corp.............................     5,833         15,632
 *#Wickes, Inc..........................     4,400          2,684
 *Wild Oats Markets, Inc................    27,750        294,705
 Wiley (John) & Sons, Inc. Class A......     2,600         55,380
 *William Lyon Homes, Inc...............    10,200        232,050
 *Williams Industries, Inc..............     1,200          4,452
 *Willis Lease Finance Corp.............     7,900         46,413
 *Wilshire Financial Services Group,
   Inc..................................       137            467
 *Wilshire Oil Co. of Texas.............     7,107         23,524
 *Wilson Greatbatch Technologies, Inc...    20,800        603,200

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Wilsons The Leather Experts, Inc......    20,300   $    146,769
 *Wind River Systems, Inc...............    80,000        483,200
 *Winmark Corp..........................     3,800         38,570
 Winnebago Industries, Inc..............    18,700        924,528
 Wintrust Financial Corp................    17,150        518,445
 *Wire One Technologies, Inc............    31,250         93,125
 *Wireless Facilities, Inc..............    52,100        370,692
 Wireless Telecom Group, Inc............    24,100         49,164
 *Wireless WebConnect!, Inc.............     8,900             90
 *Wireless Xcessories Group.............     5,100          1,505
 *Wiser Oil Co..........................     9,200         22,080
 *Witness Systems, Inc..................    22,600         85,993
 *WJ Communications, Inc................    53,100         55,490
 *WMS Industries, Inc...................    37,100        651,105
 Wolohan Lumber Co......................     1,600         32,008
 *Wolverine Tube, Inc...................    17,900        102,925
 Wolverine World Wide, Inc..............    61,200      1,023,264
 *Women First HealthCare, Inc...........    22,800        122,778
 Woodhead Industries, Inc...............    11,600        143,898
 Woodward Governor Co...................    11,300        482,680
 *Workflow Management, Inc..............    13,000         29,055
 *Workgroup Technology Corp.............     2,000          3,960
 *World Acceptance Corp.................    18,700        130,713
 *#World Access, Inc....................    73,372             59
 World Fuel Services Corp...............    10,400        209,560
 *World Wrestling Federation
   Entertainment, Inc...................    15,800        137,460
 *WorldGate Communications, Inc.........    13,200         11,220
 *WorldQuest Networks, Inc..............     1,500          3,225
 *Worldwide Restaurant Concepts, Inc....    27,100         60,975
 WPS Resources Corp.....................    31,200      1,150,656
 *WR Grace & Co.........................    15,000         32,850
 *WSI Industries, Inc...................     2,000          2,150
 X-Rite, Inc............................    20,100        154,971
 *Xanser Corp...........................    32,900         54,285
 *Xeta Corp.............................     9,200         34,270
 *Xetel Corp............................     9,900             89
 *Xicor, Inc............................    23,600        101,834
 *#XM Satellite Radio Holdings, Inc.....   101,800        256,027
 *Yankee Candle Co., Inc................    59,800      1,052,480
 Yardville National Bancorp.............     8,000        150,200
 *Yellow Corp...........................    32,100        953,691
 York International Corp................    40,200      1,008,216
 *Young Broadcasting, Inc. Class A......    17,200        251,550
 *Youthstream Media Networks, Inc.......     3,800            893
 *Zale Corp.............................    26,500        946,050
 *Zamba Corp............................    34,200          5,301
 *Zany Brainy, Inc......................    11,960            167
 *Zap.com Corp..........................       334             32
 *Zapata Corp...........................     2,340         69,241
 Zenith National Insurance Corp.........    18,600        438,030
 *Zevex International, Inc..............     3,400          6,698
 *Zila, Inc.............................    37,957         39,665
 *#ZixIt Corp...........................    25,800        101,652
 *Zoll Medical Corp.....................     8,900        327,698
 *Zoltek Companies, Inc.................    16,200         47,223
 *Zomax, Inc............................    36,500        157,863
 *#Zonagen, Inc.........................    11,400         12,939
                                           SHARES       VALUE+
                                           ------       ------
 *Zones, Inc............................    13,500   $     14,378
 *Zoran Corp............................    26,850        577,946
 *Zygo Corp.............................    18,600        146,196
 *Zymetx, Inc...........................     8,600             34
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $1,026,802,214).................              844,291,091
                                                     ------------
RIGHTS/WARRANTS -- (0.0%)
 *Anacomp, Inc. Warrants 12/10/06.......     1,139            302
 *#Angeion Corp. Warrants 10/31/07......       215              0
 *Aura Systems Warrants 05/31/05........     1,262              0
 *Chiquita Brands International, Inc.
   Warrants 03/19/09....................     9,947         38,296
 *CSF Holding, Inc. Litigation Rights...     3,250              0
 *Del Global Technologies Corp. Warrants
   03/28/08.............................       971            825
 *Imperial Credit Industries, Inc.
   Warrants 01/31/08....................        22              0
 *Imperial Sugar Co. Warrants 08/29/08..       498            112
 *Magnum Hunter Resources Warrants
   03/21/05.............................     7,200          2,016
 *Orbital Science Corp. Warrants
   08/31/04.............................       152            221
 PMR Corp. Contingent Value Rights
   08/05/04.............................     7,300              0
 *Safety Components International, Inc.
   Warrants 04/10/03....................       504             78
 *#Timco Aviation Services Warrants
   12/31/07.............................     3,486              0
                                                     ------------
TOTAL RIGHTS/WARRANTS
  (Cost $444,108).......................                   41,850
                                                     ------------
                                            FACE
                                           AMOUNT
                                           ------
                                           (000)
BONDS -- (0.0%)
 *Del Global Technologies Corp.
   Subordinated Promissory Note 6.0%,
   3/28/07
   (Cost $0)............................  $      2              0
                                                     ------------
TEMPORARY CASH INVESTMENTS -- (2.4%)
 Repurchase Agreement, PNC Capital
   Markets Inc.1.21%, 12/02/02
   (Collateralized by $21,473,000 FMC
   Discount Notes 1.30%, 01/08/03,
   valued at $21,446,159) to be
   repurchased at $21,131,131
   (Cost $21,129,000)...................    21,129     21,129,000
                                                     ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,048,375,322)++...............             $865,461,941
                                                     ============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $1,050,393,246.

                See accompanying Notes to Financial Statements.

                           THE U.S. MICRO CAP SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                           SHARES        VALUE+
                                           ------        ------
COMMON STOCKS -- (97.9%)
 *#1-800 CONTACTS, Inc..................     51,100  $      645,137
 *1-800-FLOWERS.COM, Inc................      8,600          88,881
 1st Source Corp........................     58,489         959,220
 21st Century Holding Co................        700           8,764
 *24/7 Media, Inc.......................     20,200           6,767
 *3 Dimensional Pharmaceuticals, Inc....     15,400          71,225
 *3-D Systems Corp......................    110,010         915,833
 *3TEC Energy Corp......................     35,000         479,675
 *#8X8, Inc.............................    105,400          40,052
 *#@Road, Inc...........................    102,600         419,634
 *A. B. Watley Group, Inc...............     10,700           3,745
 *A.C. Moore Arts & Crafts, Inc.........     99,400       1,408,001
 *A.D.A.M., Inc.........................     20,700          11,074
 *aaiPharma, Inc........................     72,800       1,231,776
 *Aames Financial Corp..................        480             768
 *AAON, Inc.............................    142,725       2,809,542
 AAR Corp...............................     72,100         396,550
 *Abaxis, Inc...........................    146,800         622,432
 ABC Bancorp............................     62,670         820,037
 Abigail Adams National Bancorp, Inc....      1,250          18,094
 Abington Bancorp, Inc..................     25,700         542,141
 *Abiomed, Inc..........................     69,000         341,550
 *Ablest, Inc...........................     13,500          89,100
 Abrams Industries, Inc.................     17,100          70,366
 *Acacia Research Corp..................     69,850         314,325
 *Acceptance Insurance
   Companies, Inc.......................    108,300           8,177
 *Access Pharmaceuticals, Inc...........      1,900           3,610
 *Access Worldwide
   Communications, Inc..................     29,300          15,675
 *Acclaim Entertainment, Inc............    145,900         178,727
 *Accrue Software, Inc..................     70,100           3,330
 *Ace Cash Express, Inc.................    108,975         877,249
 *Ace Comm Corp.........................     78,700          94,046
 Aceto Corp.............................     57,500         981,237
 *Aclara Biosciences, Inc...............     41,500          96,487
 *Acme Communications, Inc..............    120,000         907,200
 *Acme United Corp......................     30,407         109,313
 *Acorn Products, Inc...................      1,460           6,862
 *#ACT Manufacturing, Inc...............      1,000               7
 *ACT Teleconferencing, Inc.............     36,200          49,594
 *Actel Corp............................     68,900       1,326,669
 Action Performance Companies, Inc......     49,800       1,103,070
 *Active Power, Inc.....................    206,300         421,883
 *#Actrade Financial
   Technologies, Ltd....................     62,400         158,496
 *Actuant Corp..........................     39,940       1,725,009
 *Actuate Corp..........................     79,800         197,505
 *ACTV, Inc.............................    221,900         169,753
 Adams Resources & Energy, Inc..........     68,450         362,785
 *ADE Corp..............................     83,700         690,525
 *Adept Technology, Inc.................     50,300          27,413
 *#Administaff, Inc.....................    131,600         894,880
 *Adolor Corp...........................     77,536       1,111,091
 *Advance Lighting Technologies, Inc....     63,300          19,939
 *Advanced Digital Information Corp.....     95,900         713,975
 *Advanced Energy Industries, Inc.......     47,500         850,012
 *Advanced Magnetics, Inc...............     64,200         317,790
 Advanced Marketing Services, Inc.......    132,075       2,060,370
                                           SHARES        VALUE+
                                           ------        ------
 *Advanced Neuromodulation
   Systems, Inc.........................     71,228  $    2,152,866
 *Advanced Nutraceuticals, Inc..........        475             494
 *Advanced Photonix, Inc. Class A.......     68,300          58,738
 *Advanced Power Technology, Inc........     75,500         352,207
 Advanta Corp. Class A..................     26,500         248,437
 Advanta Corp. Class B Non-Voting.......     47,700         463,405
 *#Advantage Marketing Systems, Inc.....      1,400           1,960
 *Advent Software, Inc..................     20,000         333,700
 *Aehr Test Systems.....................     57,400         169,330
 *AEP Industries, Inc...................     60,750         741,757
 *Aeroflex, Inc.........................    277,600       2,158,340
 *Aerosonic Corp........................     33,100         650,415
 *Aerovox, Inc..........................     46,700              93
 *Aether Systems, Inc...................     96,000         334,560
 *Aetrium, Inc..........................     89,000         105,910
 *Affinity Technology Group, Inc........      1,700             242
 *Aftermarket Technology Corp...........    151,100       1,971,855
 *AG Services America, Inc..............     45,000         371,250
 *Agile Software Corp...................    100,600         903,388
 *Agility Capital, Inc..................     13,400              94
 *AHL Services, Inc.....................    149,900          66,705
 *AHT Corp..............................    105,900              58
 *Air Methods Corp......................     70,800         374,886
 *#Airnet Communications Corp...........     26,300          19,988
 *Airnet Systems, Inc...................     98,000         492,940
 *Airtran Holdings, Inc.................    333,600       1,287,696
 *#Akamai Technologies, Inc.............     94,300         193,315
 *Akorn, Inc............................    202,000         277,750
 *#Aksys, Ltd...........................    111,600         616,590
 Alabama National Bancorporation........     32,300       1,430,567
 Alamo Group, Inc.......................     66,200         787,780
 *Alaris Medical, Inc...................    117,500         838,950
 *Alaska Air Group, Inc.................     20,000         423,400
 *Alaska Communications Systems
   Group, Inc...........................    198,600         387,270
 *Albany Molecular Research, Inc........      5,800          86,681
 *Alcide Corp...........................     18,000         311,130
 *Aldila, Inc...........................     33,233          53,173
 *Alexion Pharmaceuticals, Inc..........     50,900         893,804
 Alico, Inc.............................     53,400       1,312,839
 *Align Technology, Inc.................     66,600         232,101
 *Alkermes, Inc.........................     13,300         118,636
 *All American Semiconductor, Inc.......     46,340         117,008
 Allcity Insurance Co...................        200              53
 Allegiant Bancorp, Inc.................     16,700         288,576
 Allen Organ Co. Class B................      4,700         186,942
 *Allen Telecom, Inc....................     73,100         698,105
 Alliance Bancorp of New
   England, Inc.........................        438           7,862
 *Alliance Semiconductor Corp...........    107,600         471,826
 *Allied Healthcare
   International, Inc...................    146,800         631,240
 *Allied Healthcare Products, Inc.......     65,800         197,729
 *Allied Holdings, Inc..................     73,100         237,575
 *Allied Motion Technologies, Inc.......     34,580          76,076
 *Allied Research Corp..................     42,040         676,844
 *#Allos Therapeutics, Inc..............     92,200         737,600
 *Allou Health & Beauty Care, Inc.
   Class A..............................     56,700         153,090

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Alloy Online, Inc.....................     84,700  $    1,006,659
 *Allscripts Healthcare
   Solutions, Inc.......................    189,100         554,063
 *Almost Family, Inc....................     11,500          61,352
 *Alpha Technologies Group, Inc.........     87,500         118,562
 *Alphanet Solutions, Inc...............     57,500          92,000
 *Alpine Group, Inc.....................    142,900          77,166
 *Alteon, Inc...........................    125,300         250,600
 *#Alterra Healthcare Corp..............    150,700          27,126
 *Altris Software, Inc..................     10,973           3,127
 *Ambassadors Group, Inc................     70,300         949,753
 *Ambassadors, Inc......................     70,300         611,258
 *AMC Entertainment, Inc................    165,500       1,630,175
 *Amcast Industrial Corp................     86,800         177,940
 Amcol International Corp...............     52,700         315,673
 Amcore Financial, Inc..................      7,200         161,892
 *#Amedisys, Inc........................     13,700          70,212
 *AMEN Properties, Inc..................     49,500          20,295
 *Amerco, Inc...........................      6,500          29,867
 *America Services Group, Inc...........     29,000         435,725
 *America West Holdings Corp.
   Class B..............................      1,700           3,723
 *#American Aircarriers
   Support, Inc.........................     88,900               9
 American Biltrite, Inc.................     57,850         511,972
 #American Business Financial
   Services, Inc........................     32,428         326,388
 *American Claims Evaluation, Inc.......      3,100           5,115
 *American Classic Voyages Co...........     86,000               9
 *American Dental Partners, Inc.........     53,300         477,035
 *American Ecology Corp.................    106,400         284,088
 American Financial Holdings, Inc.......     13,308         391,255
 *#American Healthways, Inc.............    115,050       2,383,836
 American Home Mortgage
   Holdings, Inc........................     65,900         708,754
 *American Indemnity Financial Escrow...     16,700          16,700
 *American Independence Corp............     43,900         118,530
 *American Locker Group, Inc............     32,200         392,679
 *American Medical Electronics, Inc.
   (Escrow-Bonus).......................    102,100               0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)....................    102,100               0
 *American Medical Security
   Group, Inc...........................    101,000       1,160,490
 *American Medical Systems
   Holdings, Inc........................      2,700          43,969
 American National Finincial, Inc.......     25,375         288,514
 *American Pacific Corp.................     66,600         582,750
 *American Physicians Capital, Inc......     22,400         415,184
 *American Physicians Services
   Group, Inc...........................     36,700         147,167
 *American Retirement Corp..............    138,600         228,690
 *American Science &
   Engineering, Inc.....................     61,500         765,675
 American Shared Hospital Services......     23,800         103,530
 *American Software, Inc. Class A.......    296,600         848,276
 American States Water Co...............     42,300       1,010,970
 *American Superconductor Corp..........    100,300         359,074
 *American Technical Ceramics Corp......     68,100         354,120
 *American Tower Corp...................      6,300          24,948
 American Vanguard Corp.................      2,666          61,984
 *American West Bancorporation..........     10,813         150,895
 American Woodmark Corp.................     64,660       3,845,653
 Americana Bancorp, Inc.................     20,350         231,990
 *America's Car-Mart, Inc...............     33,100         408,454
                                           SHARES        VALUE+
                                           ------        ------
 *Ameripath, Inc........................     52,500  $      887,512
 AmeriServe Financial, Inc..............    179,975         549,824
 *Ameristar Casinos, Inc................    121,450       1,716,088
 Ameron International Corp..............     28,400       1,619,084
 *Ames Department Stores, Inc...........    102,000             127
 *Amistar Corp..........................     27,800          20,155
 *AML Communications, Inc...............     61,500           8,917
 Ampco-Pittsburgh Corp..................     81,300       1,031,697
 *Ampex Corp. Class A...................    230,800          32,312
 *Amrep Corp............................     63,710         483,559
 *Amresco, Inc..........................     23,200               9
 *Amsurg Corp...........................     59,431       1,516,679
 *Amtech Systems, Inc...................      2,400           9,144
 *Amwest Insurance Group, Inc...........     51,288             282
 *AMX Corp..............................     98,000         268,520
 *Anacomp, Inc..........................          4              42
 *Anadigics, Inc........................     52,100         202,408
 Analogic Corp..........................     13,100         589,565
 *Analysts International Corp...........    190,092         436,261
 *Analytical Surveys, Inc...............      5,670           6,124
 *Anaren Microwave, Inc.................     61,500         710,325
 Anchor Bancorp Wisconsin, Inc..........     39,890         809,568
 *Andersen Group, Inc...................     15,000          46,725
 Andersons, Inc.........................     51,500         616,712
 Angelica Corp..........................     36,700         829,420
 *Angelo & Maxie's, Inc.................     15,333          56,732
 *#Anicom, Inc..........................     25,300               3
 *Anika Therapeutics, Inc...............     64,600          70,737
 *Ansoft Corp...........................    120,400         765,744
 *AnswerThink Consulting Group, Inc.....     70,300         186,646
 *Ansys, Inc............................    152,000       3,135,000
 *Anthony and Sylvan Pools Corp.........     57,410         291,643
 *Antigenics, Inc.......................     87,952       1,074,773
 *AP Pharma, Inc........................    197,300         157,840
 *APA Optics, Inc.......................     41,400          72,864
 *APAC Teleservices, Inc................     37,700         100,282
 *Aphton Corp...........................     64,000         169,280
 Apogee Enterprises, Inc................    241,900       2,250,879
 *Applica, Inc..........................     69,600         345,216
 *Applied Extrusion
   Technologies, Inc....................    116,200         308,511
 *Applied Films Corp....................     47,500         964,250
 *Applied Graphics Technologies, Inc....     70,780          48,130
 *Applied Imaging Corp..................     48,000         101,760
 Applied Industrial
   Technologies, Inc....................     42,400         763,200
 *Applied Innovation, Inc...............    143,500         507,272
 *Applied Microsystems Corp.............     64,300          15,110
 *Applied Molecular Evolution, Inc......     96,000         196,320
 *Applied Signal Technologies, Inc......     95,600       1,018,618
 *#Applix, Inc..........................    123,700         153,388
 *Apropos Technology, Inc...............      2,600           4,147
 *Aradigm Corp..........................    122,300         239,708
 Arch Chemicals, Inc....................     78,800       1,605,944
 Arctic Cat, Inc........................     52,500         810,075
 *#Ardent Communications, Inc...........    175,300           1,052
 *Arena Pharmaceuticals, Inc............     76,000         506,540
 Argonaut Group, Inc....................     44,000         721,820
 *Argonaut Technologoes, Inc............     97,100          90,788
 *ARI Network Services, Inc.............     54,800          19,454
 *Ariad Pharmaceuticals, Inc............    199,100         556,484
 *Ark Restaurants Corp..................     21,400         148,195
 *Arkansas Best Corp....................     33,800         990,002
 *Arlington Hospitality, Inc............     60,600         181,194

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Armor Holdings, Inc...................     66,100  $      946,552
 *#Armstrong Holdings, Inc..............     66,600          40,959
 *Arqule, Inc...........................    124,600         734,517
 *Array BioPharma, Inc..................     57,930         490,667
 *Arrhythmia Research
   Technology, Inc......................     16,475          46,624
 *Arris Group, Inc......................    349,500       1,172,572
 Arrow Financial Corp...................     67,610       2,118,221
 *Art Technology Group, Inc.............     69,900         120,228
 *Artesyn Technologies, Inc.............    112,700         462,633
 *Arthrocare Corp.......................     57,800         689,265
 *Artificial Life, Inc..................      3,100             651
 *Artisan Components, Inc...............    219,500       4,509,627
 *Artisoft, Inc.........................    142,300          70,438
 *Arts Way Manufacturing Co., Inc.......        100             375
 *ASA International, Ltd................        392             451
 *Asante Technologies, Inc..............     32,900           2,056
 ASB Financial Corp.....................      4,500          64,057
 *Ascent Assurance, Inc.................        623             452
 *Ashworth, Inc.........................    139,700         727,138
 *Aspect Communications Corp............    148,100         467,255
 *Aspect Medical Systems, Inc...........     37,800         182,007
 *#Aspen Technology, Inc................     78,200         270,963
 *#Aspeon, Inc..........................     66,100           2,974
 *Astea International, Inc..............    105,800          72,473
 *Astec Industries, Inc.................     52,000         532,480
 Astro-Med, Inc.........................     50,575         182,070
 *Astronics Corp........................     36,681         238,610
 *Astronics Corp. Class B...............     13,755          96,285
 *#AstroPower, Inc......................     63,450         555,187
 *ASV, Inc..............................     76,750         671,562
 *Asyst Technologies, Inc...............    120,800       1,013,512
 *ATA Holdings Corp.....................    166,200       1,088,610
 *Atchison Casting Corp.................      3,800           1,615
 *AtheroGenics, Inc.....................    105,700         739,371
 *Athey Products Corp...................     31,085           1,414
 Atlanta Sosnoff Capital Corp...........     45,400         449,460
 *Atlantic American Corp................    157,725         258,669
 *Atlantic Data Services, Inc...........    128,500         327,032
 *Atlantic Premium Brands, Ltd..........     27,000          55,350
 *Atlantis Plastics, Inc................     34,800         161,820
 *Atlas Air, Inc........................    162,900         426,798
 *ATMI, Inc.............................     10,000         240,000
 *ATP Oil & Gas Corp....................     60,300         249,943
 *Atrion Corp...........................     15,400         333,487
 *Atrix Labs, Inc.......................    108,406       2,004,427
 *ATS Medical, Inc......................     14,200          12,141
 *Atwood Oceanics, Inc..................     30,200         900,866
 *Audiovox Corp. Class A................     54,700         595,136
 *August Technology Corp................     94,500         639,765
 *Ault, Inc.............................     40,100          96,440
 *Aurora Foods, Inc.....................     89,046          55,209
 *Auspex Systems, Inc...................     68,800          40,592
 *#Authentidate Holding Corp............     92,400         375,606
 *#autobytel.com, Inc...................    158,814         476,442
 *Avalon Holding Corp. Class A..........     15,475          34,200
 *Avanex Corp...........................     68,000         114,240
 *Avanir Pharmaceuticals Class A........     69,500          75,755
 *Avant Immunotherapeutics, Inc.........     37,110          53,438
 *Avatar Holdings, Inc..................     47,000       1,151,500
 *Avatech Solutions, Inc................      4,062           6,865
 *Avenue A, Inc.........................     50,700         176,182
 *#Avi Biopharma, Inc...................    131,800         766,417
                                           SHARES        VALUE+
                                           ------        ------
 *Aviall, Inc...........................    171,950  $    1,403,112
 *Avid Technology, Inc..................     76,300       1,497,769
 *AVIDYN, Inc...........................     21,700          60,434
 *Avigen, Inc...........................    102,100         823,947
 Avista Corp............................     17,200         168,044
 *Avteam, Inc. Class A..................     82,500             186
 *Aware, Inc............................    110,400         310,776
 *Axcelis Technologies, Inc.............     16,000         130,720
 *Axeda Systems, Inc....................     35,100          27,202
 *Axonyx, Inc...........................      4,800           4,416
 *AXS-One, Inc..........................     27,500          15,950
 *Axsys Technologies, Inc...............     49,800         375,243
 *AXT, Inc..............................     59,200         156,880
 *AZZ, Inc..............................     59,726         761,506
 Badger Meter, Inc......................     64,600       1,986,450
 *Badger Paper Mills, Inc...............        200           1,410
 Bairnco Corp...........................    105,400         563,890
 *Baker (Michael) Corp..................     63,214         618,233
 *Baker (Michael) Corp. Class B.........     15,400         150,612
 Balchem Corp...........................     24,100         551,890
 *Baldwin Technology, Inc. Class A......    131,900         112,115
 *Ballantyne Omaha, Inc.................    126,135          74,420
 *Bally Total Fitness Holding Corp......     61,000         545,950
 *Baltek Corp...........................     21,562         179,288
 *Bancinsurance Corp....................     39,480         186,148
 Bandag, Inc............................      1,700          69,258
 Bank of Granite Corp...................     31,200         580,008
 Bank of The Ozarks.....................     10,400         257,244
 *Bank United Financial Corp. Class A..     174,100       2,719,442
 BankAtlantic Bancorp, Inc. Class A.....      1,935          18,131
 *Bankrate, Inc.........................     50,700         152,100
 Banner Corp............................    119,390       2,387,203
 Barnes Group, Inc......................     32,100         675,705
 *barnesandnoble.com, inc...............     72,392         141,888
 Barnwell Industries, Inc...............     10,100         206,040
 *Barrett Business Services, Inc........     61,800         224,643
 *Barry (R.G.) Corp.....................    171,335         805,274
 *Base Ten Systems, Inc. Class A........         12             601
 Bassett Furniture Industries, Inc......    106,900       1,437,270
 Bay State Bancorp, Inc.................        600          15,222
 *Bay View Capital Corp.................    231,900       1,349,658
 *Baycorp Holdings, Ltd.................     73,500       1,080,450
 *Bayou Steel Corp. Class A.............     99,000          16,830
 *BCT International, Inc................     23,700          19,671
 *Be Aerospace, Inc.....................     88,100         333,458
 *Beard Co..............................     19,899          11,939
 *Beasley Broadcast Group, Inc..........      9,500         111,815
 *Bebe Stores, Inc......................     72,500         974,762
 BEI Technologies, Inc..................    137,400       1,974,438
 *Bel Fuse, Inc. Class A................     42,650         707,990
 Bel Fuse, Inc. Class B.................     93,250       1,735,382
 Belden, Inc............................     60,500       1,016,400
 *Bell Industries, Inc..................     89,000         137,950
 *Bell Microproducts, Inc...............    127,250         949,285
 *Benchmark Electronics, Inc............     19,200         597,312
 *Benihana, Inc.........................     11,500         142,887
 *Benihana, Inc. Class A................      3,335          41,337
 *Bentley Pharmaceuticals, Inc..........    128,550       1,208,370
 Berry Petroleum Corp. Class A..........     95,600       1,537,248
 *Bethlehem Corp........................        200               6
 *Bethlehem Steel Corp..................     11,800           2,419
 *Beverly Enterprises...................      5,700          18,582

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Beyond.com Corp.......................      5,160  $           95
 *BHA Group Holdings, Inc. Class A......     84,954       1,410,236
 *Big 4 Ranch, Inc......................     35,000               0
 *Big City Radio, Inc...................     34,250          10,789
 *Big Dog Holdings, Inc.................      2,100           7,549
 *BindView Development Corp.............    169,200         213,192
 *Bio Technology General Corp...........    254,600       1,080,777
 *Bioanalytical Systems, Inc............      8,700          29,362
 *Biocryst Pharmaceuticals, Inc.........    179,700         193,177
 *BioLase Technology, Inc...............     10,150          59,733
 *Bio-Logic Systems Corp................     43,200         173,880
 *BioMarin Pharmaceutical, Inc..........    158,300       1,345,550
 *Biomerica, Inc........................     23,400           6,435
 *Bionova Holdings Corp.................      5,100           1,096
 *Bionx Implants, Inc...................     98,600         288,898
 *Bio-Plexus, Inc.......................      1,320             673
 *Bio-Reference Laboratories, Inc.......     31,300         192,495
 *BioReliance Corp......................     35,700         906,958
 *Biosepra, Inc.........................     29,900         203,619
 *#Biosite Diagnostics, Inc.............     68,000       1,938,000
 *Biosource International, Inc..........     98,400         570,720
 *Biospecifics Technologies Corp........     39,000          51,285
 *BioTransplant, Inc....................     44,600          21,631
 *Bitstream, Inc........................     82,400         154,500
 Blair Corp.............................     68,800       1,736,512
 *Blonder Tongue Laboratories, Inc......     76,500         172,125
 *Blue Rhino Corp.......................     79,300       1,534,455
 *Bluegreen Corp........................    228,329         867,650
 BMC Industries, Inc....................    256,800         475,080
 *BNS Co. Class A.......................     26,480          71,496
 *Boca Resorts, Inc.....................    107,900       1,246,245
 *Bogen Communications
   International, Inc...................     64,200         282,801
 *#Bolder Technologies Corp.............    143,600             258
 *Bolt Technology Corp..................     44,700         154,215
 *Bombay Co., Inc.......................    299,600       1,270,304
 *Bone Care International, Inc..........     45,600         446,196
 *Bontex, Inc...........................      2,200             627
 *Bon-Ton Stores, Inc...................    117,800         487,103
 *Books-a-Million, Inc..................    178,200         468,666
 Boston Acoustics, Inc..................     52,950         625,604
 *Boston Beer Company, Inc. Class A.....    135,900       2,130,912
 *Boston Biomedical, Inc................     39,300         105,127
 *Boston Communications Group, Inc......    131,800       1,781,936
 Boston Private Financial
   Holdings, Inc........................     60,700       1,147,837
 Bostonfed Bancorp, Inc.................     37,400       1,103,300
 *Bottomline Technologies, Inc..........     31,300         180,601
 Bowl America, Inc. Class A.............     55,406         664,872
 Bowne & Co., Inc.......................     69,100         732,460
 *Boyd Brothers Transportation, Inc.....     13,000          54,795
 *Boyds Collection, Ltd.................    298,500       2,125,320
 *Bradlees, Inc.........................     37,000              26
 *Bradley Pharmaceuticals, Inc.
   Class A..............................     25,000         375,250
 *Brass Eagle, Inc......................     55,500         487,845
 *Braun Consulting, Inc.................     52,500          60,112
 *#Breed Technologies, Inc..............      5,600             109
 Bridgford Foods Corp...................     91,467         887,230
 *Brigham Exploration Co................     78,300         311,634
 *Brightpoint, Inc......................     10,257          64,055
                                           SHARES        VALUE+
                                           ------        ------
 *BrightStar Information Technology
   Group, Inc...........................     67,900  $        1,188
 *Brilliant Digital
   Entertainment, Inc...................    159,600          54,264
 *#Brio Technology, Inc.................    122,900         212,002
 *#Britesmile, Inc......................    114,800          76,342
 *Broadview Media, Inc..................     15,800           7,110
 *Brooks-PRI Automation Inc.............     18,940         273,304
 *Brookstone, Inc.......................     83,700       1,268,473
 *Brooktrout, Inc.......................    109,050         543,069
 Brown Shoe Company, Inc................    134,400       3,239,040
 *Bruker Daltonics, Inc.................    154,200         855,810
 *Brush Engineered Materials, Inc.......     68,000         411,400
 Bryn Mawr Bank Corp....................      2,800         105,280
 BSB Bancorp, Inc.......................    129,706       2,896,984
 *BSQUARE Corp..........................     23,900          32,145
 *BTU International, Inc................     79,500         202,725
 *Buca, Inc.............................     74,800         701,624
 *Buckeye Technology, Inc...............     91,900         618,487
 *Buckhead America Corp.................      3,500              17
 *Buckle, Inc...........................    101,800       2,015,640
 *Building Materials Holding Corp.......    121,400       1,627,367
 *Bull Run Corp.........................    233,900         130,984
 Bush Industries, Inc. Class A..........     95,900         660,751
 *Butler International, Inc.............     75,590          28,346
 Butler Manufacturing Co................     50,000         952,500
 *BWAY Corp.............................     78,550       1,541,936
 C & D Technologies, Inc................     80,400       1,565,388
 *C-COR.Net Corp........................     78,400         314,776
 *#C-Phone Corp.........................     60,300             693
 *Cable Design Techologies Corp.........    219,200       1,775,520
 *Cache, Inc............................     77,500       1,121,425
 *#Cadiz, Inc...........................     39,100          36,949
 Cadmus Communications Corp.............     67,100         707,905
 *Cagle's, Inc. Class A.................     94,800         715,740
 Calgon Carbon Corp.....................    131,200         653,376
 *Caliber Learning Network, Inc.........    104,600             188
 *Calico Commerce, Inc..................     18,200           4,823
 *California Amplifier, Inc.............     65,500         367,127
 *California Coastal
   Communities, Inc.....................     63,600         350,754
 California First National Bancorp......     84,300       1,098,007
 *California Micro Devices Corp.........     97,800         406,848
 *California Pizza Kitchen, Inc.........     47,800       1,176,597
 California Water Service Group.........     20,100         514,560
 *Caliper Technologies Corp.............    110,900         388,704
 *Callon Petroleum Corp.................    121,600         713,792
 *Calloways Nursery, Inc................      1,700           1,470
 Cal-Maine Foods, Inc...................     82,000         241,080
 *Calton, Inc...........................     29,050           5,374
 *CAM Commerce Solutions, Inc...........     11,300          40,228
 *Cambridge Heart, Inc..................     71,800          49,542
 Camco Financial Corp...................     12,371         174,988
 *Caminus Corp..........................     29,400          65,709
 *Candela Laser Corp....................    189,200       1,224,124
 *#Candies, Inc.........................    128,821         184,214
 *Candlewood Hotel Co., Inc.............      3,100           1,798
 *Cannon Express, Inc. Class A..........      2,750           1,210
 *Cannondale Corp.......................     80,500         121,555
 *Cantel Medical Corp...................     69,756         943,101
 *Canterbury Information
   Technology, Inc......................     62,500          23,437
 *Capital Corp. of the West.............     10,032         196,427
 *Capital Crossing Bank.................     44,300       1,071,838

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Capital Pacific Holdings, Inc.........     87,000  $      277,530
 *Capital Senior Living Corp............    177,900         471,435
 *Capital Trust, Inc....................     42,000         189,000
 Capitol Bancorp, Ltd...................     40,500         824,175
 *Caprius, Inc..........................      2,010             171
 *Capstone Turbine Corp.................      6,800           8,024
 *Captaris, Inc.........................    158,600         377,468
 *Captiva Software Corp.................     44,400          66,600
 Caraustar Industries, Inc..............     66,900         622,504
 *Carbide/Graphite Group, Inc...........     81,000             810
 Carbo Ceramics, Inc....................     25,400         846,074
 *Cardiac Sciences, Inc.................     85,400         201,117
 *Cardima, Inc..........................     19,500          19,890
 *CardioDynamics International Corp.....     97,500         398,287
 *CardioGenesis Corp....................    297,800         227,817
 *#Cardiotech International, Inc........     22,200          31,746
 *Carecentric, Inc......................     33,815          10,652
 *Career Blazers, Inc. Trust Units......      4,360               0
 *#CareerEngine Network, Inc............     12,600           3,276
 *CarMax, Inc...........................     24,800         488,560
 Carpenter Technology Corp..............     38,100         523,113
 *Carreker Corp.........................    158,800       1,004,410
 *Carriage Services, Inc. Class A.......    110,700         492,615
 *Carrier Access Corp...................     19,900          11,442
 *Carrington Laboratories, Inc..........     73,900          77,595
 *Carrizo Oil & Gas, Inc................     83,000         379,310
 Cascade Corp...........................    117,750       1,648,500
 Cascade Natural Gas Corp...............     98,400       1,933,560
 *Casella Waste Systems, Inc. Class A..      74,644         545,648
 Casey's General Stores, Inc............      4,200          51,072
 Cash America International, Inc........    120,540       1,088,476
 *Castle (A.M.) & Co....................     74,225         389,681
 Castle Energy Corp.....................     50,800         217,424
 *Casual Male Corp......................     80,000               8
 *Casual Male Retail Group, Inc.........    189,800         751,608
 *Catalina Lighting, Inc................     11,080         106,091
 *Catalyst International, Inc...........     80,900          86,158
 *Catalytica Energy Systems, Inc........     24,200          68,486
 *Catapult Communications Corp..........     33,200         376,986
 Cato Corp. Class A.....................     52,500       1,039,500
 *Cavalier Homes, Inc...................    148,500         347,490
 CB Bancshares, Inc. HI.................      3,408         140,733
 *CCA Industries, Inc...................     34,700          59,684
 CCBT Financial Companies, Inc..........     79,900       2,124,541
 *CCC Information Services
   Group, Inc...........................     13,100         240,909
 *CD Warehouse, Inc.....................      5,600             126
 *CD&L, Inc.............................     25,600          14,848
 *CDI Corp..............................     21,170         608,849
 *Celadon Group, Inc....................     81,200         837,578
 *Celebrity, Inc........................     13,500          14,647
 *Celeritek, Inc........................     52,300         354,071
 *Cell Genesys, Inc.....................    103,505       1,351,258
 *#Cell Pathways, Inc...................      4,500           2,385
 *#Cell Therapeutics, Inc...............    178,700       1,716,413
 *Cellegy Pharmaceuticals, Inc..........    102,400         386,048
 *CellStar Corp.........................     34,400         161,164
 *Cellular Technical Services...........     16,200          12,960
 *Centennial Cellular Corp..............     13,900          42,881
 *#CenterSpan Communication Corp........     65,900         204,290
 Centex Construction Products, Inc......      1,200          43,308
 *Centillium Communications, Inc........     79,100         228,994
 *Centra Software, Inc..................     40,000          48,600
                                           SHARES        VALUE+
                                           ------        ------
 Central Bancorp, Inc...................     10,000  $      301,550
 *#Central European
   Distribution Corp....................     14,200         239,909
 *Central Garden & Pet Co...............     51,600         988,140
 Central Vermont Public Service Corp....    143,500       2,604,525
 Century Aluminum Co....................    113,400         869,778
 Century Bancorp Income Class A.........      7,600         209,760
 *Century Business Services, Inc........     82,686         269,143
 *Cepheid, Inc..........................     88,300         545,694
 *Ceradyne, Inc.........................    119,100         762,835
 Cerberonics, Inc. Class A..............      3,500          10,237
 *Ceres Group, Inc......................     87,200         149,984
 *Cerus Corp............................     44,800       1,090,656
 CFS Bancorp, Inc.......................     26,000         374,790
 *Chad Therapeutics.....................      9,300          24,877
 *Champion Enterprises, Inc.............    331,000       1,208,150
 Champion Industries, Inc...............     93,200         249,776
 *Championship Auto Racing
   Teams, Inc...........................     23,900         102,053
 *Champps Entertainment, Inc............    125,910       1,402,637
 *Channell Commercial Corp..............     21,100          98,115
 *Charles and Colvard, Ltd..............     70,900         419,728
 *Charles River Associates, Inc.........     48,100         755,170
 *Charlotte Russe Holding, Inc..........     55,600         738,090
 *Chart Industries, Inc.................    150,875          95,051
 Chase Corp.............................     24,200         226,754
 *Chattem, Inc..........................     99,600       4,148,838
 *Chaus (Bernard), Inc..................     15,260          10,835
 *Checkers Drive-In Restaurant, Inc.....     44,900         341,689
 *Checkpoint System, Inc................     71,700         780,813
 Chemed Corp............................     21,500         791,200
 *Cherokee, Inc.........................     20,200         306,030
 Chesapeake Corp........................     32,700         614,760
 Chesapeake Utilities Corp..............     53,675       1,009,090
 Chester Valley Bancorp.................      7,177         142,105
 *Chicago Pizza & Brewery, Inc..........      1,100           8,206
 Chicago Rivet & Machine Co.............     20,000         472,000
 *#Children's Place Retail
   Stores, Inc..........................     43,500         543,097
 *#Childtime Learning Centers, Inc......     31,700          45,172
 *ChipPAC, Inc..........................    167,200         779,988
 *Chiquita Brands
   International, Inc...................         32             448
 *Cholestech Corp.......................    114,500         754,555
 *Chordiant Software, Inc...............     25,000          46,625
 *ChromaVision Medical Systems, Inc.....     44,700          69,955
 *Chromcraft Revington, Inc.............    100,900       1,316,745
 *Chronimed, Inc........................    131,500         786,370
 Churchill Downs, Inc...................     17,700         685,432
 *Chyron Corp...........................    230,000          69,000
 *Ciber, Inc............................    119,064         714,384
 *Cima Laboratories, Inc................     63,000       1,675,800
 *Cimarex Energy Co.....................    108,917       1,646,825
 *Ciphergen Biosystems, Inc.............     30,700         106,989
 *Ciprico, Inc..........................     49,800         186,999
 CIRCOR International, Inc..............     34,300         529,249
 *Circuit Systems, Inc..................     19,100             859
 *Cirrus Logic, Inc.....................     65,100         391,902
 *Citizens, Inc. Class A................    189,682       1,574,361
 City Holding Co........................     52,900       1,582,239
 *CKE Restaurants, Inc..................    440,500       2,193,690
 *Clark/Bardes Holdings, Inc............     37,400         682,550
 *Clarus Corp...........................     43,400         245,644
 Classic Vacation Group, Inc............     96,500          20,747
 *Clayton Williams Energy, Inc..........     67,800         743,766

THE U.S. MICRO CAP SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Clean Harbors, Inc....................     97,800  $    1,427,391
 *#Clearone Communications, Inc.........     33,600         161,448
 *Cleveland Cliffs, Inc.................     25,800         535,350
 *click2learn.com, Inc..................     24,000          27,360
 *ClickAction, Inc......................     45,200           7,232
 *Closure Medical Corp..................     27,800         368,211
 CNA Surety Corp........................      4,800          38,256
 *Cnbt Bancshares, Inc., Escrow Share...     46,700           9,340
 *CNET Networks, Inc....................     22,600          69,608
 *CNS, Inc..............................    148,900         955,938
 Coachmen Industries, Inc...............     95,600       1,524,820
 *Coast Dental Services, Inc............     19,133          56,825
 *Coast Distribution System.............     42,400          86,920
 Coastal Bancorp, Inc...................     41,100       1,273,689
 *Coastcast Corp........................     75,000         153,000
 *Cobalt Corp...........................     93,100       1,131,165
 CoBiz, Inc.............................     19,650         297,403
 *Cobra Electronic Corp.................    118,100         744,620
 *#Coeur d'Alene Mines Corp.............    238,400         355,216
 *Cogent Communications Group, Inc......      9,029          12,550
 *Cognitronics Corp.....................     83,175         212,096
 *Cohesion Technologies, Inc............     66,800         256,846
 Cohu, Inc..............................     58,200         902,973
 *Coinstar, Inc.........................     14,500         350,900
 *Cold Metal Products, Inc..............     42,200          17,091
 *Coldwater Creek, Inc..................     58,900         935,037
 *Cole (Kenneth) Productions, Inc.
   Class A..............................     20,700         519,363
 *Cole National Corp. Class A...........    104,300       1,136,870
 *Collagenex Pharmaceuticals, Inc.......     90,500         853,867
 *Collins & Aikman Corp.................     21,420          87,822
 Collins Industries, Inc................     65,825         293,579
 *Colorado Medtech, Inc.................    137,300         281,465
 Columbia Bancorp.......................      1,700          37,051
 *Columbia Banking System, Inc..........    135,775       1,820,743
 *Columbia Laboratories, Inc............    239,850         935,415
 *Columbus McKinnon Corp................    122,400         574,668
 *Com21, Inc............................     97,000          47,530
 *Comarco, Inc..........................     67,800         565,113
 *Comdial Corp..........................    109,684          20,292
 *Comforce Corp.........................    122,266         100,869
 *Comfort Systems USA, Inc..............    344,300       1,084,545
 Commercial Bancshares, Inc.............     21,635         676,310
 Commercial Metals Co...................     20,700         347,760
 #Commercial National Financial Corp....      1,600          34,744
 Commonwealth Bancorp, Inc..............      7,400         341,436
 Commonwealth Industries, Inc...........    144,600         933,393
 *Commscope, Inc........................     18,100         162,900
 *Communications Systems, Inc...........    118,600         883,570
 Community Bank System, Inc.............     53,200       1,702,932
 Community Banks, Inc...................        540          15,584
 #Community Bankshares, Inc.............      2,730          42,724
 Community Trust Bancorp, Inc...........     48,791       1,439,352
 *Community West Bancshares.............     23,200         107,416
 *Competitive Technologies, Inc.........    102,600         323,190
 *Compucom Systems, Inc.................    136,300         908,439
 *CompuCredit Corp......................    132,100         949,799
 *Compudyne Corp........................     19,400         161,505
 *Computer Access Technology Corp.......     94,000         195,520
 *Computer Horizons Corp................    303,400       1,067,968
 *#Computer Learning Centers, Inc.......    155,200             140
 *#Computer Motion, Inc.................     90,200          89,749
                                           SHARES        VALUE+
                                           ------        ------
 *Computer Network Technology Corp......     75,400  $      700,466
 *Computer Task Group, Inc..............    174,600         628,560
 CompX International, Inc...............      9,500          79,610
 *Comshare, Inc.........................     96,850         190,310
 *Comstock Resources, Inc...............    211,700       1,786,748
 *Comtech Telecommunications Corp.......     71,350         685,317
 *#Concepts Direct, Inc.................      3,400           1,921
 *Conceptus, Inc........................     72,000         997,920
 *Concero, Inc..........................    164,100          56,614
 *Concerto Software, Inc................    106,100         674,265
 *Concord Camera Corp...................    121,500         732,037
 *Concord Communications, Inc...........     34,100         418,066
 *Concur Technologies, Inc..............     49,700         187,617
 *Concurrent Computer Corp..............    134,400         433,440
 *Conductus, Inc........................      9,700           6,062
 *Cone Mills Corp.......................    245,200         514,920
 *Congoleum Corp. Class A...............     35,500          24,850
 *Conmed Corp...........................      7,300         139,247
 Connecticut Bancshares, Inc............     22,700         891,996
 Connecticut Water Services, Inc........     93,787       2,532,718
 *Connitics Corp........................     86,600       1,035,303
 *Conrad Industries, Inc................     18,700          58,811
 *Consolidated Graphics, Inc............     84,100       1,724,050
 Consolidated Tokoma Land Co............     28,400         514,040
 *Consumer Portfolio Services, Inc......      2,000           4,360
 *Continental Airlines, Inc.............     30,700         288,580
 *Continental Materials Corp............     14,900         387,400
 *Convera Corp..........................     59,900         187,786
 *Cooker Restaurant Corp................     67,300           1,178
 Cooperative Bankshares, Inc............      5,500          88,000
 *CoorsTek, Inc.........................     35,000         800,275
 *Copper Mountain Networks, Inc.........      2,900          11,411
 *Core Molding Technologies, Inc........     39,597          47,516
 *Corel Corp............................          1               1
 *Corillian Corp........................    100,500         119,092
 *Corixa Corp...........................    134,500         965,710
 *Cornell Companies, Inc................     91,400         843,622
 *Correctional Services Corp............    115,741         278,357
 *Corrections Corporation of America....     52,800         945,120
 *Corrpro Companies, Inc................     52,675          30,551
 *Corvas International, Inc.............    149,800         248,668
 *Corvel Corp...........................     18,600         620,682
 *CoStar Group, Inc.....................     55,400         984,181
 *Cost-U-Less, Inc......................     13,600          17,136
 Cotton States Life Insurance Co........     22,500         218,025
 Courier Corp...........................     68,325       3,127,577
 *Covansys Corp.........................    123,200         482,328
 *Covenant Transport, Inc. Class A......     91,000       1,609,790
 *Cover-All Technologies, Inc...........     83,445          28,371
 Covest Bancshares, Inc.................     42,600       1,123,362
 *Covista Communications, Inc...........     21,500          79,227
 CPAC, Inc..............................     52,178         275,500
 CPB, Inc...............................     55,400       1,465,607
 *CPI Aerostructures, Inc...............        833           4,906
 CPI Corp...............................     39,200         501,760
 Craftmade International, Inc...........     63,450       1,008,538
 Crawford & Co. Class A.................     76,800         418,176
 Crawford & Co. Class B.................    132,500         890,400
 *Cray, Inc.............................    321,400       2,248,193
 *Credit Acceptance Corp................     31,100         248,800
 *Criticare Systems, Inc................     46,700         163,917
 *Cross (A.T.) Co. Class A..............    131,100         786,600

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Cross Media Marketing Corp............      3,303  $        2,147
 *Crossroads Systems, Inc...............      7,700           7,430
 *Crown Cork & Seal Co., Inc............     91,000         786,240
 *Crown Crafts, Inc.....................     68,900          32,383
 *Crown Media Holdings, Inc.............     17,800          81,524
 *Crown Resources Corp..................     13,540           6,093
 *Crown-Andersen, Inc...................     11,600          41,876
 *#Cryolife, Inc........................    148,450         812,021
 *CSK Auto Corp.........................    401,900       5,019,731
 *CSP, Inc..............................     78,828         212,047
 *CSS Industries, Inc...................     21,500         750,350
 CT Communications, Inc.................     29,825         363,567
 *#CTC Communications Group, Inc........     16,464             428
 CTS Corp...............................    134,700       1,074,906
 Cubic Corp.............................    162,150       2,748,442
 *Cubist Pharmaceuticals, Inc...........     80,000         950,400
 *Culp, Inc.............................    178,580       1,589,362
 *Cumulus Media, Inc. Class A...........    165,522       2,743,527
 *CUNO, Inc.............................     10,750         357,706
 *CuraGen Corp..........................     73,300         392,155
 *Curative Health Services, Inc.........     76,900       1,193,488
 *Cutter & Buck, Inc....................    113,300         483,791
 *Cyberonics, Inc.......................     79,100       1,365,266
 *Cyberoptics Corp......................     58,800         420,126
 *Cybersource Corp......................    521,100       1,305,355
 *Cybex International, Inc..............     75,950         102,532
 *Cygnus, Inc...........................    150,500         151,252
 *Cylink Corp...........................     12,900          17,737
 *Cysive, Inc...........................    237,500         640,062
 *Cytrx Corp............................      6,400           1,856
 D & K Healthcare Resources, Inc........     65,400         603,315
 *D A Consulting Group, Inc.............     55,900          16,211
 *Daily Journal Corp....................        200           4,831
 *Dairy Mart Convenience Stores, Inc....     13,400             603
 *Daisytek International Corp...........    111,100         917,686
 *Daktronics, Inc.......................    180,700       2,592,141
 *Dan River, Inc. Class A...............    214,700         386,460
 *Danielson Holding Corp................    103,953         202,708
 *Daou Systems, Inc.....................     88,000          28,600
 *Data I/O Corp.........................     77,000          98,175
 *#Data Race, Inc.......................    246,600           1,726
 *Data Systems & Software, Inc..........     86,500         154,835
 *Datakey, Inc..........................     11,700          20,592
 *Datalink Corp.........................     51,500         165,315
 *Datamarine International, Inc.........        200               4
 *Dataram Corp..........................     84,150         341,228
 Datascope Corp.........................     38,900         997,007
 *Datastream Systems, Inc...............    126,600         768,462
 *Datatec Systems, Inc..................      6,100           7,594
 *DataTRAK International, Inc...........     28,900          35,113
 *Datawatch Corp........................      9,244          28,934
 *Dave and Busters, Inc.................    128,000       1,007,360
 *Daw Technologies, Inc.................      6,300             630
 *Dawson Geophysical Co.................     41,200         213,622
 *Daxor Corp............................     46,400         721,520
 Deb Shops, Inc.........................    100,300       2,083,732
 *Deckers Outdoor Corp..................     64,900         252,785
 *Decora Industries, Inc................      9,400              66
 Decorator Industries, Inc..............     20,587         108,905
 *Del Global Technologies Corp..........     79,121         180,000
 *Del Laboratories, Inc.................    194,731       4,595,674
 *Del Monte Foods Co....................    251,200       2,235,680
                                           SHARES        VALUE+
                                           ------        ------
 *Delphax Technologies, Inc.............     52,900  $      159,758
 Delta Apparel, Inc.....................     38,640         569,940
 Delta Natural Gas Co., Inc.............     18,800         386,340
 *Delta Woodside Industries, Inc........     51,000         252,450
 *Deltagen, Inc.........................     18,600          13,671
 Deltic Timber Corp.....................     16,700         442,550
 *Denali, Inc...........................     33,100           2,813
 *Denbury Resources, Inc................     36,600         378,078
 *Dendreon Corp.........................     48,400         196,020
 *Dendrite International, Inc...........    165,500         973,967
 *Department 56, Inc....................    118,650       1,455,835
 *DepoMed, Inc..........................    112,000         200,480
 *Detrex Corp...........................     10,200          35,700
 *Devcon International Corp.............     29,000         193,140
 *DHB Industries, Inc...................     28,300          59,713
 *Diacrin, Inc..........................     80,300         104,390
 *Diametrics Medical, Inc...............    253,800         508,869
 *DiamondCluster International, Inc.....     58,900         211,745
 *Dianon Systems, Inc...................     59,143       2,757,838
 *#Dice, Inc............................         19               6
 *Diedrich Coffee, Inc..................     28,025         125,132
 *Digene Corp...........................     62,400         504,816
 *Digi International, Inc...............    149,333         453,972
 *Digimarc Corp.........................     50,600         804,793
 *#Digital Angel Corp...................     13,500          40,635
 *Digital Courier Technologies, Inc.....     44,000             462
 *Digital Generation Systems, Inc.......    292,200         327,264
 *Digital Impact, Inc...................     10,200          20,349
 *Digital Insight Corp..................    111,800       1,156,012
 *Digital Lightwave, Inc................     39,900          84,388
 *Digital Power Corp....................      8,200           6,150
 *Digital River, Inc....................    121,600       1,759,552
 *DigitalThink Inc......................     40,400          82,214
 *Digitas, Inc..........................     48,400         153,428
 Dime Community Bancorp, Inc............     34,025         699,894
 Dimon, Inc.............................    210,100       1,281,610
 *Diodes, Inc...........................     96,600       1,039,899
 *Directrix, Inc........................      8,950             179
 *Discovery Partners International......     70,000         224,000
 *Dispatch Management Services Corp.....     17,000              47
 *Display Technologies, Inc.............     44,255             133
 *Ditech Communications Corp............     68,300         163,920
 *Diversa Corp..........................     77,121         886,891
 *Diversified Corporate
   Resources, Inc.......................      5,600           1,568
 *divine, Inc. Class A..................     32,608          57,227
 *Dixie Group, Inc......................    103,800         413,124
 *Dixon Ticonderoga Co..................     26,750          48,819
 *DocuCorp International, Inc...........    106,100         764,981
 *Document Sciences Corp................     15,400          35,035
 *Dollar Thrifty Automotive
   Group, Inc...........................     59,000       1,243,720
 *Dominion Homes, Inc...................     44,100         739,557
 Donegal Group, Inc. Class A............     38,280         460,700
 Donegal Group, Inc. Class B............     19,140         200,491
 *Dorsey Trailers, Inc..................     39,000             292
 *Dot Hill Systems Corp.................     68,280         232,152
 Dover Downs Gaming &
   Entertainment, Inc...................      3,570          37,164
 Dover Motorsports, Inc.................     32,300         122,740
 *DPAC Technologies Corp................    209,000         404,415
 *#Dress Barn, Inc......................     56,300         782,570
 *Drew Industries, Inc..................     95,100       1,564,395
 *Drexler Technology Corp...............    120,950       2,050,102

THE U.S. MICRO CAP SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Dril-Quip, Inc........................     70,300  $    1,325,155
 *Driver-Harris Co......................     13,698           4,794
 *DRS Technologies, Inc.................     38,174       1,273,485
 *Drugstore.com, Inc....................     23,300          48,697
 *DSP Group, Inc........................     78,600       1,366,068
 *DT Industries, Inc....................    101,500         253,750
 *DualStar Technologies Corp............    145,800          17,131
 *Duane Reade, Inc......................     47,000         892,530
 *Duckwall-Alco Stores, Inc.............     41,200         479,980
 *Ducommun, Inc.........................     95,100       1,321,890
 *DuPont Photomasks, Inc................     27,800         772,701
 *Dura Automotive Systems, Inc..........     59,300         576,692
 *DuraSwitch Industries, Inc............      8,800          10,648
 *Duratek, Inc..........................    127,400       1,061,879
 *Durect Corp...........................     19,788          51,746
 *DUSA Pharmaceuticals, Inc.............     55,900         102,297
 *DVI, Inc..............................    103,300         913,172
 *Dwyer Group, Inc......................     47,700         188,176
 *Dyax Corp.............................    109,000         221,815
 *Dycom Industries, Inc.................     48,364         730,780
 *#Dynacq International, Inc............     34,400         524,772
 *Dynamic Materials Corp................     14,700          37,999
 *Dynamics Research Corp................     77,100         975,700
 *#E Com Ventures, Inc..................     10,825          43,571
 *E-Loan, Inc...........................    161,000         303,485
 *E-Z-EM, Inc...........................     86,424         777,816
 *E.piphany, Inc........................     73,900         368,022
 *Eagle Food Centers, Inc...............     22,550          12,515
 Eastern Co.............................     34,000         380,800
 *#EasyLink Services Corp...............     40,119          34,302
 *Eateries, Inc.........................     23,200          56,376
 *eBenX, Inc............................     99,900         462,037
 eBT International, Inc.................    178,100          17,810
 *ECC International Corp................    137,750         548,245
 *#Echelon Corp.........................     24,400         357,216
 *Eco Soil Systems, Inc.................    166,600           1,083
 *Ecogen, Inc...........................      5,690             910
 *eCollege.com..........................    134,700         457,306
 Ecology & Environment, Inc. Class A....     13,900         120,930
 *Edac Technologies Corp................     12,200           7,686
 Edelbrock Corp.........................     49,170         519,235
 *EDGAR Online, Inc.....................     14,400          24,048
 *Edge Petroleum Corp...................     52,400         178,946
 *Edgewater Technology, Inc.............     70,674         296,477
 *Edison Control Corp...................      7,000          47,775
 Edo Corp...............................     65,000       1,317,550
 Educational Development Corp...........     15,400         117,194
 *Educational Insights, Inc.............     52,300          24,058
 EFC Bancorp, Inc.......................     15,800         270,970
 *#EFJ, Inc.............................      9,000           9,000
 *eFunds Corp...........................     44,100         398,002
 *eGlobe, Inc...........................     26,723             267
 *Elcom International, Inc..............    128,400          44,940
 *Elder-Beerman Stores Corp.............     82,400         148,320
 *#Electric Fuel Corp...................    209,900         163,722
 *Electro Rent Corp.....................     44,350         536,191
 *Electro Scientific
   Industries, Inc......................      5,000         121,750
 Electro Sensors, Inc...................      3,450          10,022
 *Electroglas, Inc......................     66,800         171,008
 *Elevon, Inc...........................    156,400         205,666
 *Elite Information Group, Inc..........     72,800         548,184
 *Elizabeth Arden, Inc..................    122,400       1,753,380
                                           SHARES        VALUE+
                                           ------        ------
 ElkCorp................................     53,900  $      970,739
 *eLoyalty Corp.........................     10,200          44,931
 *ELXSI Corp............................      7,100          25,027
 *Embarcadero Technologies, Inc.........     80,200         524,909
 *Embrex, Inc...........................    123,000       1,450,785
 EMC Insurance Group, Inc...............     85,100       1,587,115
 *Emcee Broadcast Products, Inc.........     34,900          10,121
 *EMCORE Corp...........................     58,700         186,959
 *Emerging Vision, Inc..................    145,200           8,349
 *#Emeritus Corp........................    146,600         370,165
 *Emerson Radio Corp....................     23,900         110,179
 *Emisphere Technologies, Inc...........     54,700         217,706
 Empire District Electric Co............     37,100         677,446
 Empire Federal Bancorp, Inc............      7,600         140,182
 *EMS Technologies, Inc.................    121,499       1,849,215
 *#En Pointe Technologies, Inc..........     67,200          64,176
 *Encore Acquisition Co.................      8,900         165,095
 *Encore Med Corp.......................     16,700          46,259
 *Encore Wire Corp......................    149,650       1,540,647
 *Endocardial Solutions, Inc............    104,100         462,204
 *#Endocare, Inc........................     76,200         204,978
 *Endologix, Inc........................    123,488         143,864
 *Energy Conversion Devices, Inc........     89,500       1,085,187
 *Energy Partners, Ltd..................     12,500         115,625
 Energysouth, Inc.......................     51,150       1,405,858
 *Enesco Group, Inc.....................    122,400         865,368
 Engineered Support Systems, Inc........    147,843       5,489,411
 *ENGlobal Corp.........................      3,900           5,031
 *Enherent Corp.........................     19,400           1,115
 *#Enlighten Software
   Solutions, Inc.......................     12,300              55
 Ennis Business Forms, Inc..............    241,200       2,981,232
 *Entrada Networks, Inc.................     38,610           8,301
 *Entremed, Inc.........................     34,400          50,740
 *Entrust Technologies, Inc.............    112,800         453,456
 *Envirogen, Inc........................      2,316           1,181
 *Environmental Elements Corp...........     61,100         142,363
 *Environmental Technologies Corp.......     39,700             992
 *Environmental Tectonics Corp..........     59,500         377,825
 *Enzo Biochem, Inc.....................     79,500       1,152,750
 *EP Medsystems, Inc....................    202,000         990,810
 *Epicor Software Corp..................    421,828         696,016
 *Epimmune, Inc.........................     63,070          76,315
 *EPIQ Systems, Inc.....................     71,775       1,081,290
 *EPIX Medical, Inc.....................     70,700         653,621
 *ePlus, Inc............................     33,400         246,659
 *ePresence, Inc........................    191,500         460,557
 *#Equimed Inc. Nevis...................      6,533               0
 *Equity Marketing, Inc.................     58,200         683,850
 *Equity Oil Co.........................    131,800         253,715
 *#eResearch Technology, Inc............     93,750       1,324,219
 *Ergo Science Corp.....................     36,350          64,521
 ESB Financial Corp.....................     78,776       1,014,241
 *Esco Technologies, Inc................     89,476       3,284,664
 *Esperion Therapeutics, Inc............     28,800         195,552
 Espey Manufacturing &
   Electronics Corp.....................     20,500         402,312
 *ESS Technology, Inc...................     79,500         686,880
 *Essential Therapeutics, Inc...........    137,500          74,250
 *Esterline Technologies Corp...........     58,200       1,143,630
 *Ethyl Corp............................      2,700          15,552
 *European Micro Holdings, Inc..........      5,900              88
 *Evans & Sutherland Computer Corp......    100,100         538,037

THE U.S. MICRO CAP SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Evans Systems, Inc....................      6,000  $          450
 *Evercel, Inc..........................     12,466          29,046
 *#Evergreen Solar, Inc.................     21,100          30,384
 *Everlast Worldwide, Inc...............      5,600          18,760
 *Evolving Systems, Inc.................     71,600          64,440
 *Exabyte Corp..........................    189,800         147,095
 *Exact Sciences Corp...................     20,500         251,125
 *Exactech, Inc.........................     38,200         870,196
 *Exar Corp.............................      8,100         114,372
 *Excel Technology, Inc.................     81,922       1,637,621
 *eXcelon Corp..........................      1,668           5,246
 *EXCO Resources, Inc...................      1,000          16,630
 *EXE Technologies, Inc.................    155,300         105,604
 *Exelixis, Inc.........................    190,511       1,722,219
 *Exponent, Inc.........................     70,600         912,505
 *Extended Systems, Inc.................     11,600          23,664
 *Extensity, Inc........................     59,600         103,704
 *Extreme Networks, Inc.................     11,600          52,374
 *Exult, Inc............................     31,700         102,074
 *EXX, Inc. Class A.....................      1,900           1,235
 *EXX, Inc. Class B.....................        100              82
 *Ezcorp, Inc. Class A Non-Voting.......     91,900         295,458
 *Ezenia! Inc...........................    156,500          44,602
 F & M Bancorp..........................     23,603         813,595
 *F.A.O., Inc...........................     63,900         145,692
 *F5 Networks, Inc.....................      72,800       1,023,204
 Fab Industries, Inc....................     40,200         346,725
 *Factory 2-U Stores, Inc...............     32,400         108,216
 *Factual Data Corp.....................     73,700         581,124
 *Fairchild Corp. Class A...............    137,829         697,415
 *Falcon Products, Inc..................     78,525         312,529
 *#FalconStor Software, Inc.............     93,800         464,310
 *Famous Dave's of America, Inc.........     53,100         193,018
 *Fargo Electronics.....................     99,400       1,174,908
 *Faro Technologies, Inc................     53,900         111,034
 *FASTNET Corp..........................     12,900           5,934
 *Featherlite Manufacturing, Inc........     52,400         125,760
 Fedders Corp...........................    150,282         393,739
 Federal Screw Works....................     27,000       1,120,635
 *#Female Health Co.....................     44,000          76,780
 FFLC Bancorp...........................     21,800         638,086
 *Fibermark, Inc........................     86,425         585,097
 *Fiberstars, Inc.......................     37,200         138,012
 Fidelity Bancorp, Inc..................        486           9,552
 Fidelity Bancorp, Inc..................     22,050         591,712
 Fidelity Bankshares, Inc...............     40,213         760,227
 *Fidelity Federal Bancorp..............     21,340          38,519
 Fidelity National Corp.................     82,700         717,836
 *Filenet Corp..........................     99,800       1,369,256
 *Film Roman, Inc.......................      7,000             752
 *Financial Federal Corp................     29,600         763,680
 *Finish Line, Inc. Class A.............    144,600       1,531,314
 *Finishmaster, Inc.....................     64,800         756,864
 *Finlay Enterprises, Inc...............     76,800         983,040
 *Firebrand Financial Group, Inc........     75,400             792
 First Albany Companies, Inc............     35,519         270,835
 *First Aviation Services, Inc..........      1,700           6,919
 First Bancorp..........................     34,014         838,105
 *First Banks America, Inc..............      5,879         238,687
 First Bell Bancorp, Inc................     35,700         744,345
 *First Cash Financial
   Services, Inc........................     80,600         816,075
 First Charter Corp.....................     31,000         563,890
                                           SHARES        VALUE+
                                           ------        ------
 First Colonial Group, Inc..............        972  $       24,033
 *First Consulting Group, Inc...........    108,331         752,900
 First Defiance Financial Corp..........     68,492       1,335,594
 First Essex Bancorp....................     69,400       2,439,063
 First Federal Bancshares of
   Arkansas, Inc........................     23,400         588,393
 First Federal Capital Corp.............     42,300         810,468
 First Financial Holdings, Inc..........    126,800       3,308,846
 First Franklin Corp....................        600           8,142
 *First Horizon Pharmaceutical Corp.....     33,000         199,815
 First Indiana Corp.....................    123,300       2,575,120
 *First Investors Financial Services
   Group, Inc...........................     43,200         132,624
 First Keystone Financial, Inc..........     16,500         262,515
 *First Mariner Bank Corp...............     16,400         176,546
 First Merchants Corp...................     34,659         814,660
 First Midwest Financial, Inc...........     16,500         258,802
 First Mutual Bancshares, Inc...........     24,357         428,561
 First Oak Brook Bancshares, Inc.
   Class A..............................     20,000         645,500
 First Place Financial Corp.............     55,147         933,639
 *First Republic Bank...................    106,500       2,215,200
 First SecurityFed Financial, Inc.......     28,500         636,120
 First Sentinel Bancorp, Inc............     61,585         901,604
 First United Corp......................     15,500         254,200
 *First Virtual Communications, Inc.....    140,108          52,540
 First Years, Inc.......................     94,700         942,265
 FirstBank NW Corp......................      5,500         114,620
 *FirstCity Financial Corp..............      4,700           5,240
 FirstFed America Bancorp, Inc..........     39,726         997,123
 *FirstFed Financial Corp...............     46,600       1,269,850
 *Firstwave Technologies, Inc...........     19,700         288,112
 *Fischer Imaging Corp..................     60,600         294,516
 Flag Financial Corp....................     35,200         400,400
 Flagstar Bancorp, Inc..................    132,825       2,424,056
 Flamemaster Corp.......................        247           1,710
 *Flanders Corp.........................    255,500         463,732
 Flanigan's Enterprises, Inc............     20,600         118,450
 *#Fleetwood Enterprises, Inc...........     86,100         709,464
 #Fleming Companies, Inc................     57,100         428,250
 Flexsteel Industries, Inc..............     61,000         958,310
 *Florida Banks, Inc....................     25,400         201,295
 Florida Public Utilities Co............     22,800         344,280
 FloridaFirst Bancorp...................      2,400          57,768
 *Florsheim Group, Inc..................     37,700             305
 *Flow International Corp...............    153,600         523,008
 Flushing Financial Corp................    120,375       2,065,635
 FMS Financial Corp.....................        200           3,109
 FNB Financial Services Corp............      6,800         109,888
 *Foamex International, Inc.............     43,000         104,705
 *FOCUS Enhancements, Inc...............     28,188          40,027
 *Foodarama Supermarkets, Inc...........     20,700         569,250
 Foothill Independent Bancorp...........     36,205         679,206
 *Footstar, Inc.........................     48,400         305,888
 *Forgent Networks, Inc.................    266,700         592,074
 *Forrester Resh, Inc...................     63,100         967,007
 *#Fortel, Inc..........................    100,200           7,014
 *Forward Air Corp., Inc................     57,247       1,103,436
 *Foster (L.B.) Co. Class A.............    121,100         498,932
 *Fotoball USA, Inc.....................     17,400          72,471
 *Fountain Powerboat
   Industries, Inc......................     35,700         136,552
 *Four Kids Entertainment, Inc..........     32,700         784,800

THE U.S. MICRO CAP SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *#FPIC Insurance Group, Inc............     79,400  $      516,100
 Frankfort First Bancorp, Inc...........      5,750          98,929
 Franklin Bancorp, Inc..................     26,469         478,957
 *Franklin Covey Co.....................    187,700         319,090
 *Franklin Electronic
   Publishers, Inc......................     81,500         197,230
 *FreeMarkets, Inc......................     72,500         610,812
 Fremont General Corp...................    226,400         950,880
 Frequency Electronics, Inc.............     91,100         788,926
 *Fresh America Corp....................     40,000              40
 Fresh Brands, Inc......................     59,700         826,845
 *Fresh Choice, Inc.....................     50,000          92,250
 *Friede Goldman Halter, Inc............     59,222             326
 *Friedman Billings Ramsey Group, Inc.
   Class A..............................    151,900       1,367,100
 Friedman Industries, Inc...............    153,403         368,167
 Friedmans, Inc. Class A................    131,900       1,169,293
 *Friendly Ice Cream Corp...............     24,500         126,175
 Frisch's Restaurants, Inc..............     63,968       1,239,700
 *Frontier Airlines, Inc................    130,200         749,952
 Frontier Oil Corp......................    243,200       3,489,920
 *Frontstep, Inc........................     82,700         167,881
 *Frozen Food Express
   Industries, Inc......................    167,175         407,907
 FSF Financial Corp.....................     17,800         416,965
 *FSI International, Inc................     93,800         424,445
 *FuelCell Energy, Inc..................     78,160         708,130
 *Furr's/Bishop's, Inc..................     14,000           2,380
 *#FX Energy, Inc.......................    120,900         329,452
 G & K Services, Inc. Class A...........      5,700         195,510
 *G-III Apparel Group, Ltd..............     62,070         458,077
 GA Financial, Inc......................     37,000         825,100
 *Gadzooks, Inc.........................     88,600         455,404
 *Gainsco, Inc..........................     78,505          10,402
 *Galagen, Inc..........................     21,000             115
 *Galaxy Nutritional Foods, Inc.........     37,700          60,697
 *Galey & Lord, Inc.....................     67,600           3,380
 *Galyan's Trading Co...................     43,200         581,256
 *GameTech International, Inc...........     70,200         323,973
 *Garden Fresh Restaurant Corp..........     49,500         558,360
 *Garden.Com Escrow Share...............      1,600               0
 *Gardenburger, Inc.....................     33,700          12,469
 *Gardner Denver Machinery, Inc.........     44,000         754,600
 *Gart Sports Co........................     34,275         900,061
 *Gateway Industries, Inc...............     11,120          12,566
 GBC Bancorp............................     33,500         673,182
 *GC Companies, Inc.....................     12,300           3,075
 *Geerlings & Wade, Inc.................     29,400          35,574
 *Gehl Co...............................     50,300         449,682
 *Genaera Corp..........................    178,100          82,816
 *Genaissance Pharmaceuticals, Inc......     24,100          23,497
 Gencorp, Inc...........................    141,000       1,142,100
 *Gene Logic, Inc.......................     56,000         440,720
 *Genecor International, Inc............      4,500          50,647
 *Genelabs Technologies, Inc............    366,800         691,418
 *General Binding Corp..................     40,700         530,524
 General Cable Corp.....................     60,500         260,150
 *General Communications, Inc.
   Class A..............................    297,000       1,738,935
 *General Datacomm Industries, Inc......    237,100          10,669
 *General Employment
   Enterprises, Inc.....................     34,000          18,360
 *Genesco, Inc..........................     61,600       1,269,576
 *Genesee & Wyoming, Inc................     51,300       1,005,480
 *Genesee Corp. Class B.................        800           7,504
                                           SHARES        VALUE+
                                           ------        ------
 *Genesis Microchip, Inc................     65,981  $    1,311,372
 *Genlyte Group, Inc....................     29,900         994,474
 *Genome Therapeutics Corp..............    128,000         239,360
 *GenStar Therapeutics Corp.............     30,600          10,710
 *#Genta, Inc...........................     14,700         166,183
 *Gentek, Inc...........................    132,600           4,641
 *#Genus, Inc...........................    153,900         438,615
 *GenVec, Inc...........................     63,400         234,580
 *Genzyme Corp. - Genzyme Biosurgery
   Division.............................     24,812          76,049
 *Geoworks Corp.........................    115,300           3,459
 *Gerber Scientific, Inc................    114,000         461,700
 *Geron Corp............................     99,700         386,836
 Getty Realty Corp. (Holding Co.).......     72,800       1,419,600
 Gevity HR, Inc.........................    214,500         851,565
 *Giant Group, Ltd......................     28,300          31,837
 *Giant Industries, Inc.................     78,200         265,880
 Gibraltar Steel Corp...................      1,800          34,506
 *Giga Information Group, Inc...........     79,700         125,527
 *Giga-Tronics, Inc.....................     49,600          83,576
 *Gilman & Ciocia, Inc..................    128,600          19,290
 *Gish Biomedical, Inc..................     70,750         120,982
 Glacier Bancorp, Inc...................     41,754         967,440
 *Glacier Water Services, Inc...........     24,500         395,675
 *Glenayre Technologies, Inc............    184,300         251,569
 *#Gliatech, Inc........................        600               0
 *Global e-Point, Inc...................     14,266          16,477
 *Global Imaging Systems, Inc...........    123,000       2,313,630
 *Global Payment Technologies, Inc......     54,600         340,431
 *Global Power Equipment Group, Inc.....    229,500       1,133,730
 *Global Technologies, Ltd..............     80,700             202
 *Globecomm Systems, Inc................     96,000         322,080
 *GlobespanVirata, Inc..................     11,300          49,155
 *GoAmerica, Inc........................    194,600          90,489
 Gold Banc Corp.........................    196,334       1,925,055
 Golden Enterprises, Inc................     61,900         239,862
 *Golden State Vintners, Inc............     47,200          88,264
 *Good Guys, Inc........................    220,800         598,368
 *Goodrich Petroleum Corp...............     17,600          45,760
 *Goodys Family Clothing, Inc...........    164,500         718,042
 Gorman-Rupp Co.........................     54,600       1,411,410
 *Gottschalks, Inc......................    133,800         251,544
 *GP Strategies Corp....................    109,400         519,650
 *Gradco Systems, Inc...................      2,556           6,901
 *Graftech International, Ltd...........    185,300       1,019,150
 Graham Corp............................     12,350         124,735
 Granite State Bankshares, Inc..........     45,300       2,026,269
 *Graphic Packaging
   International Corp...................    221,800       1,541,510
 Gray Television, Inc...................     41,300         518,315
 *Great Atlantic & Pacific Tea
   Co., Inc.............................     98,200         748,284
 Great Southern Bancorp, Inc............     39,700       1,544,330
 *Green Mountain Coffee, Inc............     59,700         919,081
 Green Mountain Power Corp..............     59,300       1,181,849
 *Greenbriar Corp.......................      1,715           9,432
 *Greenbrier Companies, Inc.............    127,200         858,600
 *Greens Worldwide, Inc.................     11,563           2,486
 *Grey Wolf, Inc........................    231,100         880,491
 *GRIC Communications, Inc..............     11,900          45,696
 *Griffin Land & Nurseries, Inc.
   Class A..............................     23,400         325,728
 *Griffon Corp..........................    220,050       2,739,622
 *Gristede's Sloans, Inc................     33,039          25,605
 *Group 1 Software, Inc.................     96,615       2,745,315

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Grubb & Ellis Co......................    177,552  $      239,695
 GS Financial Corp......................      6,400         117,888
 *GSI Commerce, Inc.....................    168,100         787,548
 *#GSV, Inc.............................      9,540             954
 *GTC Biotherapeutics, Inc..............     44,900          51,859
 *GTSI Corp.............................     86,700       1,146,174
 Guaranty Bancshares, Inc...............      1,600          25,720
 Guaranty Federal Bancshares, Inc.......     17,100         267,871
 *Guaranty Financial Corp...............     15,000         201,450
 *Guess, Inc............................     82,600         432,824
 *Guilford Mills, Inc...................      4,290          15,658
 *Guilford Pharmaceuticals, Inc.........     85,900         427,352
 *Guitar Center, Inc....................     63,300       1,264,417
 *Gulf Island Fabrication, Inc..........     88,600       1,494,239
 *Gulfmark Offshore, Inc................    128,600       1,934,144
 *Gundle/SLT Environmental, Inc.........    129,600       1,157,328
 *Gymboree Corp.........................    225,300       4,567,957
 *Ha-Lo Industries, Inc.................      8,600              34
 Haggar Corp............................     60,700         722,026
 *Hain Celestial Group, Inc.............     47,000         641,315
 *Halifax Corp..........................      8,650          54,927
 *Hall Kinion Associates, Inc...........     69,800         397,511
 *Hallwood Group, Inc...................      2,653          17,589
 *Hamilton Bancorp, Inc.................    108,000           4,860
 *Hammons (John Q.) Hotels, Inc.
   Class A..............................     49,800         278,880
 *Hampshire Group, Ltd..................      4,900          98,392
 Hancock Fabrics, Inc...................    187,700       2,792,976
 *Handleman Co..........................     73,900         831,375
 *Hanger Orthopedic Group, Inc..........    174,800       2,272,400
 *Hanmi Financial Corp..................     19,000         331,550
 Harbor Florida Bancshares, Inc.........     81,600       1,763,376
 Hardinge, Inc..........................     83,800         574,030
 *Harken Energy Corp....................      2,700             540
 Harleysville National Corp.............     14,805         365,165
 *Harmonic Lightwaves, Inc..............     73,200         230,946
 *Harolds Stores, Inc...................     41,537          76,843
 *Harris Interactive, Inc...............    256,500         868,252
 Harrodsburg First Financial
   Bancorp, Inc.........................      3,700          46,102
 *Hartmarx Corp.........................    295,600         804,032
 *Harvard Bioscience, Inc...............     66,700         231,782
 *Harvard Industries, Inc...............     13,400              94
 *Harvest Natural Resources, Inc........    508,300       3,751,254
 *Hastings Entertainment, Inc...........     77,600         341,052
 *Hastings Manufacturing Co.............     13,700         116,587
 *Hauppauge Digital, Inc................     95,000         114,475
 *Hauser, Inc...........................     20,275           6,792
 Haverty Furniture Co., Inc.............     40,000         520,000
 Haverty Furniture Co., Inc. Class A....     12,000         159,960
 *Hawaiian Holdings, Inc................    608,681       1,247,796
 *Hawk Corp.............................     64,400         120,428
 Hawkins, Inc...........................     92,785         797,951
 *Hawthorne Financial Corp..............     44,200       1,271,413
 *#Hayes Lemmerz International, Inc.....        600             183
 *Headwaters, Inc.......................    101,800       1,632,363
 *Headway Corporate Resources, Inc......     81,600           4,896
 *Health Management Systems, Inc........    167,500         610,537
 *HealthAxis, Inc.......................     57,100          22,269
 *Healthcare Services Group, Inc........    110,500       1,360,807
 *Healthcor Holdings, Inc...............     30,000              90
 *HealthExtras, Inc.....................     66,200         286,977
                                           SHARES        VALUE+
                                           ------        ------
 *HealthStream, Inc.....................     14,400  $       18,576
 *Hearx, Ltd............................     24,800           7,192
 *Hecla Mining Co.......................     42,500         160,225
 *Hector Communications Corp............     24,700         279,110
 *HEI, Inc..............................     24,700          74,717
 Heico Corp.............................     69,600         835,200
 Heico Corp. Class A....................     40,205         377,525
 *Heidrick & Struggles
   International, Inc...................     50,700         805,876
 Helix Technology Corp..................     72,900       1,033,722
 *#Hemispherx Biopharma, Inc............    216,400         465,260
 *Heritage Commerce Corp................      6,900          59,305
 Heritage Financial Corp................     84,400       1,445,772
 *Herley Industries, Inc................    101,850       1,528,259
 *Heska Corp............................     76,445          30,196
 *Hexcel Corp...........................    158,100         387,345
 HF Financial Corp......................     27,200         376,584
 *Hi-Shear Technology Corp..............     45,350         106,119
 *Hi-Tech Pharmacal, Inc................     38,100         750,379
 *Hibbett Sporting Goods, Inc...........     70,050       1,755,103
 Hickory Tech Corp......................     12,800         128,064
 *Hines Horticulture, Inc...............    195,800         581,526
 Hingham Institution for Savings MA.....      5,350         161,837
 *Hirsch International Corp. Class A....     53,600          17,956
 *HMI Industries, Inc...................     84,200          63,992
 HMN Financial, Inc.....................     33,000         555,390
 *Hoenig Group Escrow...................     61,000          14,030
 *Holiday RV Superstores, Inc...........      5,910          14,775
 *#Hollis-Eden Pharmaceuticals, Inc.....    125,900         545,147
 Holly Corp.............................    123,600       2,701,896
 *Hollywood Casino Corp. Class A........    233,700       2,883,858
 *Hollywood Media Corp..................     82,200          85,488
 *Hologic, Inc..........................    204,100       2,813,518
 Home Federal Bancorp...................     37,400         901,527
 *Home Products International, Inc......     64,400         269,192
 *Homegold Financial, Inc...............     32,600           3,423
 *Homeland Holding Corp.................      5,500              28
 Hooper Holmes, Inc.....................     69,100         393,870
 *Hoover's, Inc.........................     19,800         110,385
 HopFed Bancorp, Inc....................      4,500          58,297
 Horizon Financial Corp.................     84,960       1,038,211
 *Horizon Health Corp...................     47,775         718,058
 *#Horizon Medical Products, Inc........      2,200           1,507
 *Horizon Offshore, Inc.................    144,600         835,065
 *Horizon Organic Holding Corp..........     92,800       1,571,104
 *#House2Home, Inc......................    313,000             485
 #Howell Corp...........................    125,840       2,606,146
 *HPSC, Inc.............................     68,800         543,520
 *HTE, Inc..............................    150,500         779,590
 *Hub Group, Inc. Class A...............     52,900         323,748
 Hudson River Bancorp, Inc..............     24,800         657,944
 *Hudson Technologies, Inc..............     32,100          43,014
 *Huffy Corp............................     96,300         683,730
 Humboldt Bancorp.......................      7,800          91,455
 Hunt Corp..............................    141,900       1,765,236
 *Hurco Companies, Inc..................     48,800          85,888
 Hurry, Inc.............................     20,200           2,929
 *Hutchinson Technology, Inc............     10,200         276,675
 *Huttig Building Products, Inc.........     18,200          59,150
 *Hycor Biomedical, Inc.................     83,216         178,082
 *Hydril Co.............................      9,000         208,170
 *Hypercom Corp.........................    105,000         273,000

THE U.S. MICRO CAP SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *HyperFeed Technologies, Inc...........    107,300  $       41,310
 *#Hyseq, Inc...........................     71,300          72,369
 *I-many, Inc...........................    187,000         542,300
 *I-Sector Corporation..................     32,000          48,480
 *I-Stat Corp...........................    104,300         498,032
 Iberiabank Corp........................     55,800       2,132,955
 *Ibis Technology Corp..................     23,900         142,205
 *icad, Inc.............................     37,500          99,375
 *Ico, Inc..............................    165,818         223,854
 *ICT Group, Inc........................     91,700       1,563,026
 *ICU Medical, Inc......................    102,525       3,987,710
 *Identix, Inc..........................    279,057       1,904,564
 *iDine Rewards Network, Inc............    130,650       1,430,617
 *IDT Corp..............................     65,300       1,217,845
 *IDX Systems Corp......................     60,400       1,038,880
 *IEC Electronics Corp..................     58,000          11,310
 *iGate Capital Corp....................    346,700       1,185,714
 *IGI, Inc..............................     42,100          23,576
 *Igo Escrow Share......................     11,200               0
 *IHOP Corp.............................     11,000         264,550
 *II-VI, Inc............................    114,052       1,832,245
 *ILEX Oncology, Inc....................    134,500       1,462,687
 *Illumina, Inc.........................     53,900         254,947
 *Image Entertainment, Inc..............    174,300         277,137
 *ImageWare Systems, Inc................      7,700          30,800
 *iManage, Inc..........................     33,200          94,122
 *IMCO Recycling, Inc...................    135,800       1,049,734
 *Immersion Corp........................     20,900          21,109
 *Immucor, Inc..........................    173,700       3,998,574
 *Immunogen, Inc........................     90,100         354,093
 Immunomedics, Inc......................    189,200       1,389,674
 *Impath, Inc...........................     70,200       1,162,863
 *Impax Laboratoroes, Inc...............    107,657         523,213
 *Impco Technologies, Inc...............     51,800         253,820
 *Imperial Credit Industries, Inc.......    246,900             864
 *#Imperial Sugar Co....................     74,200               0
 *Imperial Sugar Co.....................        617           1,234
 *#Implant Sciences Corp................     30,100         135,450
 *Impreso.com, Inc......................     31,500          67,567
 *Incyte Genomics, Inc..................    121,600         657,248
 Independence Holding Co................     17,180         344,373
 Independent Bank Corp..................    130,500       3,344,062
 Independent Bank East..................    122,910       3,931,891
 *Indevus Pharmaceuticals, Inc..........    106,600         239,850
 *Index Development Partners, Inc.......     53,900           6,468
 *Indus International, Inc..............    159,700         263,505
 *Industrial Distribution
   Group, Inc...........................     81,400         211,640
 *Industri-Matematik
   International Corp...................    234,300          79,662
 *Inet Technologies, Inc................     74,714         371,329
 *Infinium Software, Inc................    119,500         829,927
 *Infocrossing, Inc.....................     53,200         355,642
 *InFocus Corp..........................    107,100         813,960
 *Infogrames, Inc.......................     26,500          73,935
 *Informatica Corp......................     38,763         268,046
 *#Information Architects Corp..........     73,920           5,174
 *Information Holdings, Inc.............     35,920         560,711
 *Information Resources, Inc............    156,300         507,193
 *InforMax, Inc.........................     35,300          48,361
 *Inforte Corp..........................     33,900         247,470
 *InfoSpace, Inc........................      6,000          68,430
 *infoUSA, Inc..........................     77,500         367,350
 *Ingenuus Corp.........................     40,600             101
                                           SHARES        VALUE+
                                           ------        ------
 Ingles Market, Inc. Class A............     13,000  $      151,190
 *Inhale Therapeutic Systems, Inc.......    111,400       1,019,867
 *#Inkine Pharmaceutical Co., Inc.......      9,500          23,037
 *Innodata Corp.........................     39,296          40,278
 *Innotrac Corp.........................    157,300         384,598
 *Innovative Clinical
   Solutions, Ltd.......................      1,310               9
 *#Innovative Gaming Corp...............      4,105             718
 *Innovative Solutions &
   Support, Inc.........................     23,900         178,652
 *Innovex, Inc..........................    130,800         442,758
 *Input/Output, Inc.....................    229,000       1,202,250
 *Insight Communications Co., Inc.......      2,300          31,981
 *Insight Enterprises, Inc..............     26,300         264,183
 *Insightful Corp.......................     40,100          51,127
 *Insignia Financial Group, Inc.........    177,300       1,338,615
 *Insignia Systems, Inc.................        100           1,048
 *Insite Vision, Inc....................    246,500         184,875
 *Insituform East, Inc..................     20,200           8,383
 *Insituform Technologies, Inc.
   Class A..............................     21,500         408,285
 *Insmed, Inc...........................     59,100          38,415
 *Inspire Pharmaceuticals, Inc..........     97,400         806,472
 *Insteel Industries, Inc...............     66,244          52,995
 *Insurance Auto Auctions, Inc..........    106,300       1,669,441
 *Insurance Management
   Solutions, Inc.......................    103,000         298,700
 *InsWeb Corp...........................     12,966          19,060
 Integra Bank Corp......................     33,600         600,936
 *Integra Lifesciences Corp.............    111,800       1,977,183
 *Integra, Inc..........................     37,500             197
 *Integral Systems, Inc.................    119,500       2,425,850
 *Integral Vision, Inc..................     95,500          12,415
 *IntegraMed America, Inc...............     19,600         120,834
 *Integrated Electrical
   Services, Inc........................    165,400         645,060
 *Integrated Information
   Systems, Inc.........................     25,100          10,416
 *Integrated Silicon Solution, Inc......     91,900         535,777
 *Integrated Telecom Express, Inc.......      6,300           9,671
 *Integrity Media, Inc..................      6,400          33,152
 *INTELFILM Corp........................     49,000           5,880
 *#Intelli-Check, Inc...................     21,200         165,360
 *Intellidata Technologies Corp.........     15,200          10,412
 *Intelligent Systems Corp..............     38,100          68,580
 *Intelligroup, Inc.....................    118,300          91,683
 Inter Parfums, Inc.....................    168,600       1,279,674
 *Interactive Intelligence, Inc.........     33,900         111,192
 *InterCept Group, Inc..................     54,738         946,420
 Interchange Financial Services Corp....     74,265       1,213,490
 *InterDent, Inc........................     16,483           2,390
 *Interep National Radio Sales, Inc.....     18,000          46,350
 Interface, Inc. Class A................    120,085         500,154
 *Interferon Scientific, Inc............     13,680             855
 *Interland, Inc........................    108,400         211,380
 *Interlink Electronics, Inc............     82,000         360,390
 *Interlott Technologies, Inc...........     40,200         235,170
 *Intermagnetics General Corp...........    162,915       3,520,593
 Intermet Corp..........................    244,800       1,156,680
 *International Aircraft Investors......     14,700          17,567
 International Aluminum Corp............     18,500         347,800
 *International Microcomputer
   Software, Inc........................      4,200           2,919
 *International Multifoods Corp.........     55,500       1,108,890
 *International Remote Imaging
   Systems, Inc.........................     35,350          87,668
 *International Shipholding Corp........     51,200         300,544

THE U.S. MICRO CAP SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *International Total Services, Inc.....     46,000  $           28
 *Internet America, Inc.................      1,400             574
 *Internet Commerce and
   Communications, Inc..................    125,100             438
 *Internet Commerce Corp................     13,900          23,700
 *Internet Pictures Corp................      2,000           2,640
 *Interphase Corp.......................     63,400         252,966
 Interpool, Inc.........................    112,600       1,899,562
 *Interpore International, Inc..........    244,500       1,586,805
 *#Interspeed, Inc......................      1,600               2
 *Interstate Hotels & Resorts, Inc......     46,050         188,805
 *Interstate National Dealers
   Services, Inc........................     48,300         274,827
 Inter-Tel, Inc.........................     32,400         811,134
 *Intertrust Technologies Corp..........     17,900          75,449
 *Intervisual Books, Inc. Class A.......      5,900           3,481
 *Intervoice, Inc.......................     47,202          99,832
 *Interwoven, Inc.......................     51,300         146,205
 *Intest Corp...........................     29,200         111,690
 *Intevac, Inc..........................    109,700         399,308
 *Intrado, Inc..........................    109,900       1,336,934
 *Intraware, Inc........................      4,500           5,355
 *Introgen Therapeutics, Inc............     15,400          36,267
 *Intrusion, Inc........................     87,700          39,465
 *INVESTools, Inc.......................     61,250          13,781
 Investors Title Co.....................     19,800         411,840
 *#Invision Technologies, Inc...........    109,000       3,151,735
 *Invivo Corp...........................     51,500         692,675
 *Iomed, Inc............................     24,400          34,160
 *Iomega Corp...........................     46,600         398,430
 *Ion Networks, Inc.....................     36,500          14,235
 *Ionics, Inc...........................     39,500         888,750
 *Iridex Corp...........................     56,300         183,820
 #Irwin Financial Corp..................     51,700         839,608
 Isco, Inc..............................     98,241         793,296
 *#Isis Pharmaceuticals, Inc............     24,800         214,644
 *Isle of Capri Casinos, Inc............    155,200       1,914,392
 *ITC Learning Corp.....................     34,500             276
 *ITLA Capital Corp.....................     51,800       1,792,021
 *Itron, Inc............................    154,100       3,907,206
 *ITXC Corp.............................     62,300         180,047
 *iVillage, Inc.........................        460             444
 *Ixia..................................    204,700         842,341
 *IXYS Corp.............................     83,556         600,350
 *J & J Snack Foods Corp................     85,500       2,853,135
 *J Net Enterprises, Inc................     75,975          48,624
 *J. Alexander's Corp...................    115,100         366,018
 *J. Jill Group, Inc....................    168,450       3,920,674
 *#j2 Global Communication, Inc.........     83,438       1,848,569
 Jacksonville Bancorp, Inc..............     14,500         403,028
 *Jaclyn, Inc...........................     20,027          57,578
 *Jaco Electronics, Inc.................     63,409         220,665
 *Jakks Pacific, Inc....................     68,750       1,055,656
 *Jarden Corp...........................    107,400       2,416,500
 *JDA Software Group, Inc...............     61,200         719,100
 *Jennifer Convertibles, Inc............     41,000         221,400
 JLG Industries, Inc....................    148,700       1,390,345
 *JLM Industries, Inc...................     58,400          69,788
 *JMAR Industries, Inc..................    189,000         232,470
 *JNI Corp..............................     57,278         184,435
 *Johnson Outdoors, Inc.................     52,800         513,480
 *Jones Lang LaSalle, Inc...............      5,000          80,650
                                           SHARES        VALUE+
                                           ------        ------
 *Jos. A. Bank Clothiers, Inc...........     58,700  $    1,484,523
 *Joule, Inc............................     41,500          35,898
 *Joy Global, Inc.......................     14,400         171,648
 *JPM Co................................     59,700             179
 *JPS Industries, Inc...................     24,500          90,773
 *Jupitermedia Corp.....................     20,700          45,023
 K Swiss, Inc. Class A..................    145,600       3,685,864
 *#K-Tel International, Inc.............     84,500           4,648
 *K-Tron International, Inc.............     61,300         835,213
 *K2, Inc...............................    179,470       1,891,614
 *Kadant, Inc...........................     42,900         647,790
 Kaman Corp. Class A....................     34,300         367,010
 Kaneb Services LLC.....................    100,100       1,951,950
 Kankakee Bancorp, Inc..................      1,500          56,250
 *Katy Industries, Inc..................     76,100         253,413
 *KBK Capital Corp......................     18,200           4,550
 *#KCS Energy, Inc......................    164,700         235,521
 *Keith Companies, Inc..................     11,400         138,111
 Keithley Instruments, Inc..............     22,500         286,425
 *#Kellstrom Industries, Inc............    110,400             983
 Kellwood Co............................      8,597         244,757
 *Kendle International, Inc.............     98,600         895,288
 *Kennedy-Wilson, Inc...................     76,700         266,149
 *Kensey Nash Corp......................    133,000       2,495,745
 *Kent Financial Services, Inc..........     25,356          88,366
 *Kentucky Electric Steel, Inc..........     19,800           3,960
 Kentucky First Bancorp, Inc............      4,500          72,225
 *#Keravision, Inc......................    191,200             335
 *Kevco, Inc............................     67,700             406
 Kewaunee Scientific Corp...............     19,400         201,663
 *Key Technology, Inc...................     36,000         193,500
 *Key Tronic Corp.......................     96,600         127,029
 *Key3Media Group, Inc..................     25,600             474
 *Keynote Systems, Inc..................     64,500         532,448
 *Keystone Automotive
   Industries, Inc......................    147,100       2,307,264
 *#Keystone Consolidated
   Industries, Inc......................     11,000           6,710
 *kforce.com, Inc.......................     94,631         375,685
 *KFX, Inc..............................    160,200         368,460
 *Kimmins Corp..........................     10,833           5,958
 *Kinark Corp...........................     56,500          84,468
 *Kindred Healthcare, Inc...............      8,100         134,946
 *Kirby Corp............................      3,200          80,960
 *Kit Manufacturing Co..................      7,800          12,870
 Klamath First Bancorp, Inc.............     67,500       1,022,963
 Knape & Vogt Manufacturing Co..........     27,688         273,281
 *Knight Transportation, Inc............     44,600         885,979
 *Koala Corp............................     91,700          26,593
 *Kontron Mobile Computing, Inc.........      4,000           1,540
 *Kopin Corp............................     76,100         402,189
 *Korn/Ferry International..............    113,000       1,092,710
 *#Kos Pharmaceuticals, Inc.............     57,100       1,181,685
 *Kosan Biosciences, Inc................     24,500         160,475
 Koss Corp..............................     84,000       1,474,200
 *#Krauses Furniture, Inc...............     50,400              28
 *Kroll, Inc............................    192,192       3,604,561
 *Kulicke & Soffa Industries, Inc.......     70,500         412,778
 *Kushner-Locke Co......................     63,600             343
 *KVH Industries, Inc...................     74,000         644,540
 *La Jolla Pharmceutical Co.............    167,300       1,170,264
 *LaBarge, Inc..........................    216,750         704,438
 *LabOne, Inc...........................     86,550       1,570,017

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Labor Ready, Inc......................    185,800  $    1,324,754
 Laclede Group, Inc.....................     12,400         296,360
 *LaCrosse Footwear, Inc................     20,400          55,998
 *Ladish Co., Inc.......................    117,400         843,519
 Lakeland Bancorp, Inc..................     10,715         212,050
 *Lakeland Industries, Inc..............     21,890         161,877
 *Lakes Entertainment, Inc..............     77,300         451,432
 *Lamson & Sessions Co..................    145,900         456,667
 Lance, Inc.............................     66,700         782,058
 *Lancer Corp...........................     94,525         765,653
 *Landair Corp..........................     70,650         879,239
 Landauer, Inc..........................     87,500       3,198,125
 *Landec Corp...........................    141,000         250,275
 Landry's Seafood Restaurants, Inc......    183,500       3,941,580
 *Lannet Co., Inc.......................      4,300          90,085
 *Lantronix, Inc........................     15,000          13,425
 *Large Scale Biology Corp..............     27,000          31,320
 *Larscom, Inc..........................     77,700          33,023
 *Laser Pacific Media Corp..............     41,000          73,185
 *Laserscope............................     36,800         162,104
 *Lason, Inc............................    104,200             521
 *Latitude Communications, Inc..........     83,500         126,085
 Lawson Products, Inc...................      4,900         149,720
 *Lawson Software, Inc..................     24,000         118,680
 *Layne Christensen Co..................    160,400       1,359,390
 *Lazare Kaplan International, Inc......     67,400         356,883
 *LCA-Vision, Inc.......................     29,828          61,744
 *LCC International, Inc. Class A.......     52,300         108,261
 *Learning Tree International, Inc......     41,802         684,299
 *Lechters, Inc.........................    139,800              56
 *Lecroy Corp...........................     85,600         944,168
 *Lectec Corp...........................     25,637          16,920
 Leesport Financial Corp................        500           9,490
 *Legato Systems, Inc...................     45,026         243,816
 *#LendingTree, Inc.....................     64,300         853,904
 Lennox International, Inc..............        600           8,520
 *Lesco, Inc............................     93,100       1,287,108
 *#Level 8 Systems, Inc.................     43,500          20,880
 *Lexar Media, Inc......................     59,300         435,559
 *Lexent, Inc...........................     36,900          40,221
 *Lexicon Genetics, Inc.................    117,600         476,868
 Libbey, Inc............................     40,300       1,037,322
 *Liberate Technologies, Inc............     47,200          68,204
 Liberty Bancorp, Inc...................      6,600         174,207
 Liberty Homes, Inc. Class A............        200             980
 *Lifecell Corp.........................    108,800         350,880
 *Lifecore Biomedical, Inc..............    122,900       1,021,299
 *Lifeline Systems, Inc.................     37,000         764,605
 *#LifePoint, Inc.......................     49,300         103,530
 Lifetime Hoan Corp.....................     89,052         440,807
 *#Ligand Pharmaceuticals, Inc.
   Class B..............................    184,500         943,718
 *Lightbridge, Inc......................     91,480         644,477
 *Lightning Rod Software, Inc...........      2,180             436
 *LightPath Technologies, Inc...........     69,200          41,520
 Lillian Vernon Corp....................     79,500         353,775
 Lindsay Manufacturer Co................     42,500       1,071,425
 *Lionbridge Technologies, Inc..........     31,886          83,701
 *Lipid Sciences, Inc...................     58,300          80,454
 *Liquid Audio, Inc.....................     64,600         170,221
 *Lithia Motors, Inc. Class A...........     71,600       1,150,612
 *Littlefield, Adams & Co...............     16,577              45
 *Littlefuse, Inc.......................     61,500       1,189,103
                                           SHARES        VALUE+
                                           ------        ------
 *LLX Resorts, Inc......................     15,900  $      107,325
 *LMI Aerospace, Inc....................      3,700           7,567
 *Local Financial Corp..................      2,800          41,006
 *Lodgenet Entertainment Corp...........     92,900         986,598
 *Lodgian, Inc..........................    205,000          13,325
 *Logic Devices, Inc....................     45,800          49,464
 *LogicVision, Inc......................     43,800         103,149
 *#Logility, Inc........................    135,600         386,460
 *Lojack Corp...........................    155,400         660,450
 Lone Star Steakhouse & Saloon, Inc.....     56,600       1,071,721
 *Lone Star Technologies, Inc...........     58,100         897,645
 Longview Fibre Co......................     87,700         680,552
 *LookSmart, Ltd........................     14,200          37,204
 *Lowrance Electronics, Inc.............      2,800          12,292
 LSB Bancshares, Inc. NC................     35,571         605,774
 LSB Corp...............................     16,200         196,587
 LSI Industries, Inc....................    213,304       2,254,623
 *LTWC Corp.............................      4,827             531
 *LTX Corp..............................     61,400         565,494
 *Luby's, Inc...........................    142,350         590,753
 Lufkin Industries, Inc.................     46,100       1,196,987
 *Luminex Corp..........................     78,000         387,270
 *Lund International Holdings, Inc......     15,800          38,710
 *Lydall, Inc...........................    141,300       1,540,170
 *Lynch Corp............................     29,600         214,600
 *Lynch Interactive Corp................     59,200       1,642,800
 *M & F Worldwide Corp..................    171,400         941,843
 *M-Wave, Inc...........................      4,000          10,600
 *M.H. Meyerson & Co., Inc..............     72,600          33,396
 M/I Schottenstein Homes, Inc...........    127,200       3,714,240
 MacDermid, Inc.........................      9,200         206,172
 *Mace Security International, Inc......     53,400          49,929
 *Mac-Gray Corp.........................    116,500         391,440
 *Mackie Designs, Inc...................    112,900         156,367
 *Macromedia, Inc.......................     15,100         185,881
 *Madden (Steven), Ltd..................    128,000       2,271,360
 *Made2Manage Systems, Inc..............     41,600         134,992
 *Magic Lantern Group, Inc..............     11,700          15,210
 *Magma Design Automation, Inc..........     21,900         253,493
 *#Magna Entertainment Corp.............     16,500         107,168
 *Magnetek, Inc.........................    101,500         589,715
 *Magnum Hunter Resources, Inc..........    211,700       1,217,275
 *MAI Systems Corp......................     33,207           4,981
 *MAII Holdings, Inc....................     36,200           5,611
 *Mail-Well, Inc........................     70,400         147,840
 *Main Street & Main, Inc...............     91,825         195,128
 Maine Public Service Co................     29,300         937,600
 *Major Automotive Companies, Inc.......      3,350           2,998
 *Mallon Resources Corp.................     39,125          44,016
 *Management Network Group, Inc.........     23,000          43,815
 *Manatron, Inc.........................        115             466
 *Manchester Technologies, Inc..........     84,000         173,040
 *Mannatech, Inc........................      5,200           8,008
 *Manning (Greg) Auctions, Inc..........     50,600          71,599
 *Manufacturers' Services Ltd...........     40,600         206,654
 *Manugistic Group, Inc.................     44,500         176,220
 *Mapics, Inc...........................    195,400       1,409,811
 *Mapinfo Corp..........................     71,950         505,449
 *Marimba, Inc..........................     21,600          34,992
 Marine Products Corp...................     45,780         503,580
 *MarineMax, Inc........................     28,850         360,625
 *Marisa Christina, Inc.................     69,200          96,880

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Maritrans, Inc.........................     47,700  $      577,170
 *MarketWatch.com, Inc..................     72,100         360,861
 *MarkWest Hydrocarbon, Inc.............     61,100         362,323
 *Marlton Technologies, Inc.............     54,200          12,466
 Marsh Supermarkets, Inc. Class A.......     17,700         216,471
 Marsh Supermarkets, Inc. Class B.......     29,800         358,345
 *#Martek Biosciences Corp..............    110,100       2,546,613
 *Marten Transport, Ltd.................     52,800         889,152
 *#Martha Stewart Living
   Omnimedia, Ltd.......................     45,400         483,964
 *#Marvel Enterprises, Inc..............    137,400       1,236,600
 Massbank Corp..........................     31,399         969,130
 Massey Energy Co.......................      7,400          65,490
 *Mastec, Inc...........................     88,700         355,687
 *Material Sciences Corp................    134,000       1,876,000
 *Matlack Systems, Inc..................     81,350              73
 *Matria Healthcare, Inc................     90,875         894,664
 *Matritech, Inc........................    257,800         516,889
 *Matrix Bancorp, Inc...................     29,500         285,265
 *Matrix Service Co.....................     81,600         757,656
 *MatrixOne, Inc........................    228,600       1,216,152
 *Matrixx Initiatives, Inc..............     97,300         874,241
 *Mattson Technology, Inc...............    113,060         401,928
 *Maui Land & Pineapple
   Company, Inc.........................     26,500         430,625
 *Maverick Tube Corp....................     76,400         980,212
 *Max & Ermas Restaurants, Inc..........     20,844         339,132
 *Maxco, Inc............................     18,800         124,738
 *Maxcor Financial Group, Inc...........      6,800          41,990
 *Maxicare Health Plans, Inc............     25,160              75
 *Maxim Pharmaceuticals, Inc............     38,900         140,429
 *Maximus, Inc..........................     46,500       1,299,675
 *Maxwell Shoe Company, Inc.............    123,750       1,378,575
 *Maxwell Technologies, Inc.............    100,192         747,432
 *Maxxam, Inc...........................     20,500         188,600
 *Maxygen, Inc..........................     60,300         482,400
 Mayflower Co-Operative Bank
   Middleboro...........................        300           4,419
 *Mayor's Jewelers, Inc.................    186,300          67,068
 *Mays (J.W.), Inc......................      2,700          34,628
 MB Financial, Inc......................     29,900       1,050,238
 *McClain Industries, Inc...............     91,066          79,227
 McGrath Rent Corp......................     76,200       1,787,652
 *MCK Communications, Inc...............     53,600          63,516
 *#McMoran Exploration Co...............     64,700         229,685
 *MCSI, Inc.............................     97,700         562,752
 *Meade Instruments Corp................     83,200         276,640
 *Meadow Valley Corp....................     22,900          20,381
 *Meadowbrook Insurance Group, Inc......     68,900         132,977
 *#Measurement Specialties, Inc.........     78,500         176,625
 *Medarex, Inc..........................     44,200         220,779
 *#Med-Design Corp......................     33,000         234,465
 *Media 100, Inc........................     74,000          85,470
 *#Media Arts Group, Inc................    135,100         472,850
 *MediaBay, Inc.........................     65,000          60,450
 *Medialink Worldwide, Inc..............     49,800         168,075
 *Medical Action Industries, Inc........     95,300       1,018,757
 *Medical Resources, Inc................     40,175              22
 *Medicore, Inc.........................     45,000          55,350
 *Medstone International, Inc...........     40,700         119,862
 *MEDTOX Scientific, Inc................     19,481         162,666
 *Memberworks, Inc......................     35,900         681,203
                                           SHARES        VALUE+
                                           ------        ------
 *MEMC Electronic Materials, Inc........     41,100  $      374,832
 *Mercator Software, Inc................     12,000          14,100
 Merchants Bancshares, Inc..............     47,100       1,114,151
 Merchants Group, Inc...................     15,700         345,400
 *Mercury Air Group, Inc................     67,015         201,715
 *Mercury Computer Systems, Inc.........      3,200          99,920
 Meridian Bioscience, Inc...............    150,000       1,042,500
 *Meridian Medical Technology, Inc......     26,900       1,188,308
 *Meridian Resource Corp................    296,672         258,105
 *Merisel, Inc..........................          5              11
 *Merit Medical Systems, Inc............    114,922       2,145,019
 *Merix Corp............................     77,500         861,800
 *Merrimac Industries, Inc..............     13,565          70,538
 *Mesa Air Group, Inc...................    364,000       2,167,620
 *Mesa Labs, Inc........................     27,900         179,816
 *Mesaba Holdings, Inc..................     66,700         419,210
 *Mestek, Inc...........................    115,750       2,095,075
 *Meta Group, Inc.......................    104,600         227,505
 *MetaSolv Software, Inc................    168,900         374,958
 *Metatec Corp. Class A.................     61,100          11,609
 Methode Electronics, Inc. Class A......     73,100         730,269
 Met-Pro Corp...........................    148,665       2,133,343
 #Metris Companies, Inc.................     81,900         354,627
 *Metro One Telecommunications, Inc.....     67,400         415,521
 *Metrocall, Inc........................    234,163           1,990
 MetroCorp. Bancshares, Inc.............     23,000         273,355
 *Metrologic Instruments, Inc...........     55,300         411,432
 MFB Corp...............................      8,500         185,938
 *MFRI, Inc.............................     31,800          55,809
 MGE Energy, Inc........................     17,800         482,914
 *MGI Pharma, Inc.......................    116,300         871,087
 MGP Ingredients, Inc...................     76,800         574,464
 *Michael Anthony Jewelers, Inc.........     64,100         112,496
 *Micro Component Technology, Inc.......    118,032          49,573
 *Micro Linear Corp.....................    109,300         418,073
 MicroFinancial, Inc....................     32,000          51,520
 *Micromuse, Inc........................     76,500         342,338
 *Micros Systems, Inc...................     48,800       1,196,088
 *Micros to Mainframes, Inc.............     44,200          34,034
 *Microsemi Corp........................     80,850         515,015
 *MicroStrategy, Inc....................     23,900         436,414
 *Microtek Medical Holdings, Inc........    375,445         820,347
 *Micro-Therapeutics, Inc...............    101,900         272,073
 *Microtune, Inc........................     42,900         177,177
 *#Microvision, Inc.....................     37,400         207,757
 *Midas, Inc............................     99,400         795,200
 *Middleby Corp.........................    103,000       1,071,200
 Middlesex Water Co.....................     42,000         936,180
 Midland Co.............................     88,200       1,734,894
 Mid-State Bancshares...................     42,700         744,261
 *Midway Games, Inc.....................    111,700         806,474
 Midwest Banc Holdings, Inc.............     19,050         347,567
 *Midwest Express Holdings, Inc.........     64,600         436,050
 MIIX Group, Inc........................     22,100          43,095
 *Mikohn Gaming Corp....................     50,150         154,462
 Milacron, Inc..........................    139,500         931,860
 *#Milestone Scientific, Inc............      1,000             300
 *#Millennium Cell, Inc.................     92,400         241,164
 *Miller Industries, Inc................     32,700         111,507
 *Millerbuilding Systems Escrow Shares..     72,800          21,840
 *Miltope Group, Inc....................     44,000         140,800
 *MIM Corp..............................    118,800         899,910

THE U.S. MICRO CAP SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Minorplanet Systems USA, Inc..........     43,580  $       28,545
 Minuteman International, Inc...........     15,400         141,834
 *MIPS Technologies, Inc................     29,200          92,126
 *#Miravant Medical Technologies........     10,300           5,253
 *Misonix, Inc..........................     36,400         156,520
 *Mission Resources Corp................    141,600          61,596
 *Mississippi Chemical Corp.............    147,429          78,137
 *Mitcham Industries, Inc...............     94,300         115,518
 *Mitek Systems, Inc....................     22,300          25,980
 *Mity-Lite, Inc........................     41,150         467,464
 *MKTG Services, Inc....................      3,616             940
 *Mobile Mini, Inc......................     55,700         829,930
 *Mobility Electronics, Inc.............      1,328           1,169
 *Mobius Management Systems, Inc........    182,000         384,020
 Mocon, Inc.............................     73,475         517,999
 *Modem Media, Inc......................      3,800           9,424
 *Modtech Holdings, Inc.................    106,312       1,017,406
 *Moldflow Corp.........................     24,600         181,548
 *Molecular Devices Corp................     42,900         818,103
 *Monaco Coach Corp.....................     83,600       1,409,496
 *Monarch Casino and Resort, Inc........     83,400       1,123,398
 *Monarch Dental Corp...................     14,966          66,599
 *Mondavi (Robert) Corp. Class A........     13,300         464,968
 *Monro Muffler Brake, Inc..............     55,598         999,374
 *Monterey Bay Bancorp, Inc.............     21,975         438,511
 *Monterey Pasta Co.....................    139,100         967,441
 *Moog, Inc. Class A....................     23,850         698,567
 *Moore Handley, Inc....................      1,500           3,473
 *Moore Medical Corp....................     26,600         207,480
 *Morgan Group Holding Co...............     59,200           4,736
 *Morgan's Foods, Inc...................        600             957
 *Morton Industrial Group, Inc.
   Class A..............................     22,645           4,529
 *Mossimo, Inc..........................    149,750       1,039,265
 *Mother's Work, Inc....................     31,000       1,189,935
 *Motor Car Parts & Accessories, Inc....     24,500          68,600
 Movado Group, Inc......................     97,300       1,731,940
 *Movie Gallery, Inc....................    255,175       4,432,390
 *MPS Group, Inc........................     15,000          90,000
 *MRO Software, Inc.....................    132,300       1,564,448
 *MRV Communications, Inc...............     57,600         101,664
 *MSC Software Corp.....................    150,300       1,103,202
 *#MTI Technology Corp..................      3,300           2,046
 *MTR Gaming Group, Inc.................      9,200          92,460
 MTS Systems Corp.......................    189,148       2,260,319
 Mueller (Paul) Co......................     26,300         798,994
 *Multex.com, Inc.......................    137,500         509,438
 *Multi Color Corp......................     20,400         334,152
 *Multilink Technology Corp.............     17,970          61,368
 *#Multimedia Games, Inc................     35,900         900,552
 Myers Industries, Inc..................     56,725         635,320
 *Myriad Genetics, Inc..................     69,100       1,313,591
 *Nabi Biopharmaceuticals...............    322,686       2,341,087
 Nacco Industries, Inc. Class A.........      5,200         255,320
 *Nanogen, Inc..........................     30,600          63,495
 *Nanometrics, Inc......................     60,700         350,543
 *Nanophase Technologies Corp...........    119,400         465,063
 *Napco Security Systems, Inc...........     64,000         628,800
 *Napro Biotherapeutics, Inc............    209,500         354,055
 Nara Bancorp, Inc......................        800          17,340
 Nash Finch Co..........................     91,400         776,900
 *Nashua Corp...........................     54,600         499,044
 *Nastech Pharmaceutical Co., Inc.......     71,300         723,695
                                           SHARES        VALUE+
                                           ------        ------
 *NATCO Group, Inc. Class A.............    192,500  $    1,180,025
 *Nathans Famous, Inc...................     52,700         189,193
 *National Beverage Corp................    106,900       1,646,260
 *National Dentex Corp..................     27,400         527,450
 *National Equipment Services, Inc......    143,300          28,660
 *National Home Health Care Corp........     24,566         200,213
 *National Medical Health Card
   Systems, Inc.........................      8,600          74,605
 *National Research Corp................     52,200         401,157
 *National RV Holdings, Inc.............    105,450         698,079
 National Security Group, Inc...........     12,600         175,581
 National Service Industries, Inc.......     26,300         204,614
 *National Steel Corp. Class B..........     27,350           2,803
 *National Technical Systems, Inc.......     84,200         197,028
 *National Western Life Insurance Co.
   Class A..............................      2,600         229,489
 *NationsRent, Inc......................      4,700             294
 *Natrol, Inc...........................     99,700         143,568
 *Natural Alternatives
   International, Inc...................     48,800         188,124
 *#Natural Wonders, Inc.................     67,600              61
 Natures Sunshine Products, Inc.........    161,300       1,698,489
 *Nautica Enterprises, Inc..............     94,200       1,055,040
 *Navarre Corp..........................    159,700         412,026
 *Navidec, Inc..........................     63,300           6,647
 *Navigant Consulting, Inc..............    243,400       1,309,492
 *Navigant International, Inc...........     96,400       1,160,174
 *Navigators Group, Inc.................     28,720         740,689
 NBT Bancorp............................    119,341       2,160,072
 *NCI Building Systems, Inc.............     33,500         643,200
 *NCO Group, Inc........................     59,300         967,480
 *NCO Portfolio Management, Inc.........      6,941          41,681
 *Neff Corp. Class A....................    160,500          36,915
 *Nelson (Thomas), Inc..................    129,700       1,063,540
 *#Neoforma, Inc........................     27,900         284,720
 *Neogen Corp...........................     42,900         555,341
 *NeoMagic Corp.........................    168,900         223,793
 *NEON Systems, Inc.....................     14,800          38,554
 *Neopharm, Inc.........................     98,620       1,444,290
 *Neorx Corp............................     91,600          63,662
 *Neose Technologies, Inc...............     67,700         931,891
 *#Neoware Systems, Inc.................     10,000         201,750
 *Net Perceptions, Inc..................     13,900          16,889
 *Net2Phone, Inc........................     75,000         291,375
 *NetBank, Inc..........................    113,537       1,105,850
 *Netegrity, Inc........................     57,900         220,889
 *Netguru, Inc..........................     46,900          71,523
 *NetManage, Inc........................     49,128         138,787
 *#NetObjects, Inc......................      2,000              13
 *Netopia, Inc..........................     26,300          51,548
 *NetRadio Corp.........................     17,911             627
 *NetRatings, Inc.......................    105,000         696,675
 *Netro Corp............................     75,400         193,401
 *Netscout System, Inc..................     54,800         280,028
 *NetSolve, Inc.........................    232,600       1,458,402
 *Network Equipment
   Technologies, Inc....................    167,500         737,000
 *Network Plus Corp.....................     10,000              20
 *Netzee, Inc...........................      4,600           2,001
 *Neurobiological Technologies, Inc.....     14,600          90,228
 *Neurogen Corp.........................     87,400         495,995
 *Nevada Chemicals, Inc.................        400           1,108
 *New American Healthcare Corp..........      9,800              49

THE U.S. MICRO CAP SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *#New Angeion Corp.....................      1,294  $        2,226
 *New Brunswick Scientific Co., Inc.....     68,728         363,915
 *New Century Equity Holdings Corp......    622,700         221,059
 New Century Financial Corp.............     20,600         384,911
 New England Business Services, Inc.....     87,500       1,946,875
 *New Focus, Inc........................    110,300         403,698
 New Hampshire Thrift
   BancShares, Inc......................      1,600          31,072
 *New Horizons Worldwide, Inc...........     77,475         485,381
 *New World Restaurant Group, Inc.......      9,300           1,139
 *Newcor, Inc...........................     82,426          26,788
 *Newfield Exploration Co...............     16,179         585,209
 Newmil Bancorp, Inc....................     44,200         859,690
 *Newpark Resources, Inc................    163,700         762,842
 *Newport Corp..........................     29,000         416,730
 *Newtek Capital, Inc...................      3,400          12,172
 *Niagara Corp..........................     76,300         136,959
 *NIC, Inc..............................    202,100         360,749
 Nitches, Inc...........................     11,213          76,585
 *NMS Communications Corp...............     52,100         104,200
 *NMT Medical, Inc......................     90,000         301,500
 NN, Inc................................    132,600       1,325,337
 *Nobel Learning Communities, Inc.......     49,600         247,256
 *Nobility Homes, Inc...................     44,000         380,600
 #Noble International, Ltd..............     33,700         248,706
 *Noel Group, Inc.......................     43,600             436
 Noland Co..............................        500          14,038
 *Norstan, Inc..........................     94,700         402,002
 *Nortek Holdings, Inc..................      8,700         394,197
 *North American Scientific, Inc........     74,300         642,324
 North Central Bancshares, Inc..........     17,500         510,738
 North Pittsburgh Systems, Inc..........     26,500         349,005
 Northeast Bancorp......................     12,600         175,266
 Northeast Pennsylvania
   Financial Corp.......................      3,250          55,169
 *Northern Technologies
   International Corp...................     26,400          85,800
 *#Northfield Laboratories, Inc.........    129,200         523,906
 *Northland Cranberries, Inc............     43,700          45,448
 Northrim BanCorp, Inc..................     34,939         504,698
 Northwest Bancorp, Inc.................      1,600          24,136
 *Northwest Pipe Co.....................     48,800         683,444
 #Northwestern Corp.....................    108,500         872,340
 *Novadigm, Inc.........................    134,700         321,933
 *#Novamed Eyecare, Inc.................     94,500         124,740
 *Novavax, Inc..........................    203,150         769,939
 *Noven Pharmaceuticals, Inc............     86,300         916,506
 Novitron International, Inc............      5,890          28,360
 *Novoste Corp..........................     42,700         290,360
 *NQL, Inc..............................    157,700             142
 *NS Group, Inc.........................    170,000       1,147,500
 *Nstor Technology......................     61,700          14,191
 *#NTELOS, Inc..........................      5,600           2,884
 *NTN Communications, Inc...............    125,991         125,991
 *Nu Horizons Electronics Corp..........    114,650         804,843
 *#Nucentrix Broadband Networks, Inc....    114,500         126,523
 *NuCo2, Inc............................     71,300         607,476
 *Nuevo Energy Co.......................     32,500         401,375
 NUI Corp...............................     45,693         688,137
 *Number Nine Visual
   Technology Corp......................     50,400             529
 *Numerex Corp. Class A.................    103,300         257,217
                                           SHARES        VALUE+
                                           ------        ------
 *Numerical Technologies, Inc...........     79,400  $      358,888
 *Nutraceutical International Corp......     52,800         497,640
 *Nutramax Products, Inc................     44,000             594
 *Nutrition 21, Inc.....................     20,200           7,676
 *Nx Networks, Inc......................    243,000           1,094
 *NYFIX, Inc............................     82,700         436,243
 *Nymagic, Inc..........................     71,100       1,429,110
 *O'Charleys, Inc.......................    116,775       2,564,379
 *O.I. Corp.............................     25,900         101,787
 Oak Hill Financial, Inc................     12,200         249,612
 *Oak Technology, Inc...................     75,000         245,250
 *OAO Technology Solutions, Inc.........    175,400         285,902
 *Obie Media Corp.......................     35,000         110,600
 *Oceaneering International, Inc........      3,100          74,400
 OceanFirst Financial Corp..............     39,900         883,785
 *Ocular Sciences, Inc..................      6,500         136,435
 *Ocwen Financial Corp..................    127,100         372,403
 *Odd Job Stores, Inc...................     86,200         157,315
 *Officemax, Inc........................     64,300         383,228
 *Offshore Logistics, Inc...............     52,500       1,138,725
 *Oglebay Norton Co.....................     47,100         345,714
 Ohio Art Co............................      3,600          60,300
 *Oil States International, Inc.........      3,300          42,372
 Oil-Dri Corp. of America...............     57,700         483,526
 *Old Dominion Freight Lines, Inc.......     72,400       1,798,416
 Olin Corp..............................     24,548         370,429
 *Olympic Steel, Inc....................     73,100         288,380
 *Omega Protein Corp....................    175,600         698,888
 *Omni Nutraceuticals, Inc..............    232,100             627
 *OmniVision Technologies, Inc..........     78,600       1,404,582
 *Omnova Solutions, Inc.................     55,700         228,370
 *Omtool, Ltd...........................    107,700          35,541
 *On Assignment, Inc....................     59,895         497,727
 *ON Semiconductor Corp.................    250,200         537,930
 *On Technology Corp....................    120,400         376,250
 *One Price Clothing Stores, Inc........     23,914          24,990
 Oneida, Ltd............................     36,500         397,850
 *OneSource Information
   Services, Inc........................     11,800          85,668
 *Online Resources Corp.................     56,300         249,972
 *Onyx Acceptance Corp..................     63,600         228,960
 *Onyx Pharmacueticals, Inc.............    118,800         821,502
 *Onyx Software Corp....................    214,100         454,963
 *Open Plan Systems, Inc................      3,200              38
 *OPENT Technologies, Inc...............     26,100         246,515
 *Opinion Research Corp.................     27,500         139,563
 *Oplink Communications, Inc............    183,800         194,828
 *Opta Food Ingredients, Inc............     92,700         230,823
 Opti, Inc..............................    119,400         198,204
 *Optical Sensors, Inc..................      1,133           5,240
 *OptiCare Health Systems, Inc..........      1,800             576
 *OpticNet, Inc.........................     35,550               0
 *Optika Imaging Systems, Inc...........     87,500         102,375
 *Option Care, Inc......................     92,000         552,920
 *OraPharma, Inc........................     40,500         296,055
 *OraSure Technologies, Inc.............    138,200         829,891
 *Orbit International Corp..............      9,333          41,252
 *ORBIT/FR, Inc.........................     26,800           9,916
 *#Orbital Sciences Corp................    119,800         551,080
 *Oregon Steel Mills, Inc...............    199,600         938,120
 Oregon Trail Financial Corp............     21,500         452,575
 *Oriole Homes Corp. Class A
   Convertible..........................     63,100         302,880

THE U.S. MICRO CAP SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Oriole Homes Corp. Class B............     22,500  $      107,888
 *Orleans Homebuilders, Inc.............     93,800         729,764
 *Orphan Medical, Inc...................     84,635         899,247
 *Orthologic Corp.......................    304,100       1,293,946
 *#Osage Systems Group, Inc.............      1,500               2
 Oshkosh B'Gosh, Inc. Class A...........     27,500         758,450
 *#OSI Systems, Inc.....................    104,100       1,798,848
 *Osmonics, Inc.........................    129,100       2,167,589
 *Osteotech, Inc........................    161,025         918,648
 *Ostex International, Inc..............     23,400          53,469
 Outlook Group Corp.....................     36,800         208,288
 *Outsource International, Inc..........     52,000              91
 *Overland Storage, Inc.................    107,900       1,439,926
 Owens & Minor, Inc.....................     20,800         343,200
 *Owosso Corp...........................     55,500          31,358
 Oxford Industries, Inc.................     64,200       1,662,780
 *Oxigene, Inc..........................    123,700         180,602
 *Oxis International, Inc...............      8,600           1,247
 *OYO Geospace Corp.....................     19,000         195,225
 *P&F Industries, Inc. Class A..........        600           4,059
 *Pacific Aerospace and
   Electronics, Inc.....................     57,100           1,456
 Pacific Crest Capital, Inc.............      6,600         109,692
 *Pacific Gateway Exchange, Inc.........     94,300             283
 *Pacific Mercantile Bancorp............      7,700          52,399
 Pacific Northwest Bancorp..............     37,400         932,569
 *Pacific Premier Bancorp, Inc..........     19,920         126,492
 *Packaged Ice, Inc.....................    136,900         140,323
 *Packaging Dynamics Corp...............     32,980         208,763
 *Packeteer, Inc........................    114,100         921,928
 *Pac-West Telecomm, Inc................    198,100         111,927
 *Pain Therapeutics, Inc................     72,600         266,442
 *Palatin Technologies, Inc.............      1,937           3,951
 *#Paligent, Inc........................      3,063             130
 *Palm Harbor Homes, Inc................     37,100         695,811
 *PAM Transportation Services, Inc......     48,550         971,486
 Pamrapo Bancorp, Inc...................     36,400         618,982
 *Panavision, Inc.......................     13,000          42,250
 *Pantry, Inc...........................      9,400          26,461
 *Papa John's International, Inc........     15,900         431,447
 *Par Technology Corp...................     79,500         612,150
 *Paradyne Networks Corp................     59,325         108,565
 *Paragon Technologies, Inc.............     39,625         322,944
 *Parallel Petroleum Corp...............    156,300         390,750
 *Parexel International Corp............     64,200         803,142
 Park Bancorp, Inc......................        800          18,288
 Park Electrochemical Corp..............     77,900       1,679,524
 *Parker Drilling Co....................    125,000         281,250
 *#Parkervision, Inc....................     29,500         344,118
 *Park-Ohio Holdings Corp...............    127,225         520,350
 Parkvale Financial Corp................     50,495       1,175,271
 *Parlex Corp...........................     59,700         636,701
 *Parlux Fragrances, Inc................    107,900         291,870
 *ParthusCeva, Inc......................     24,400         171,654
 *Pathmark Stores, Inc..................     29,800         116,369
 *Patient Infosystems, Inc..............      4,900           2,009
 Patrick Industries, Inc................     44,200         312,936
 Patriot Bank Corp......................     60,800         935,712
 *Patriot Transportation
   Holding, Inc.........................     31,700         771,895
 *Paula Financial, Inc..................     49,300          33,031
 *Paul-Son Gaming Corp..................     31,800         127,995
 *Paxson Communications Corp............    136,800         441,864
                                           SHARES        VALUE+
                                           ------        ------
 *Payless Cashways, Inc.................      2,136  $            1
 *PC Connection, Inc....................    122,600         852,070
 *PC Mall, Inc..........................     94,300         359,283
 *PC-Tel, Inc...........................     98,700         756,536
 *PCD, Inc..............................     52,400          12,052
 *PDF Solutions, Inc....................     25,900         211,085
 *PDI, Inc..............................     33,900         333,915
 *#PEC Solutions, Inc...................      1,000          37,085
 *Pediatric Services of
   America, Inc.........................     51,200         335,360
 *Peerless Manufacturing Co.............     18,500         177,508
 *Peerless Systems Corp.................    101,700         128,142
 *Pegasus Communications Corp.
   Class A..............................    155,200         192,448
 *Pegasus Solutions, Inc................     69,000         794,190
 *Pegasystems, Inc......................    171,700       1,000,153
 *Pemco Aviation Group, Inc.............        250           5,806
 *#Pemstar, Inc.........................     53,100         102,218
 Penford Corp...........................     56,400         794,676
 Penn Engineering & Manufacturing Corp.
   Class A..............................     67,200         826,560
 Penn Engineering & Manufacturing Corp.
   Non-Voting...........................    180,000       2,367,000
 *Penn National Gaming, Inc.............     49,100         913,260
 *Penn Traffic Co.......................      1,922          14,011
 *Penn Treaty American Corp.............     68,200         164,362
 Penn Virginia Corp.....................     58,400       1,997,280
 Penn-America Group, Inc................    102,900         920,955
 Pennfed Financial Services, Inc........     60,100       1,653,952
 *Penton Media, Inc.....................      9,300           9,765
 *Penwest Pharmaceuticals Co............    128,900       1,424,345
 Peoples Bancorp, Inc...................        400           6,842
 Peoples Bancorp, Inc...................      2,200          57,013
 *Perceptron, Inc.......................     78,050         133,466
 *Performance Technologies, Inc.........    138,975         521,851
 *Pericom Semiconductor Corp............     70,400         685,696
 *Perini Corp...........................     55,200         177,192
 *Perry Ellis International, Inc........     64,100         938,424
 *Per-Se Technologies, Inc..............     60,902         547,813
 *Personnel Group of America, Inc.......     54,500           6,540
 *Pervasive Software, Inc...............    117,200         475,246
 *Petrocorp, Inc........................     37,100         343,175
 *Petroleum Development Corp............    159,300         815,616
 PFF Bancorp, Inc.......................     34,100       1,167,925
 *Pfsweb, Inc...........................          1               0
 *Pharmacopeia, Inc.....................     98,200         981,018
 *Pharmacyclics, Inc....................     39,000         136,305
 *Pharmanetics, Inc.....................     84,400         552,820
 *Pharmchem Laboratories, Inc...........     47,600          15,708
 *Phar-Mor, Inc.........................    101,200             101
 *#Pharmos Corp.........................     88,000         112,640
 Phillips-Van Heusen Corp...............    132,400       1,741,060
 *Phoenix Gold International, Inc.......     13,500          24,233
 *Phoenix Technologies, Ltd.............     60,630         386,213
 *Photo Control Corp....................      1,000           1,340
 *Photoelectron Corp....................     49,200         122,016
 *#PhotoMedex, Inc......................     47,600          84,966
 *Photon Dynamics, Inc..................     44,600       1,571,481
 *PhotoWorks, Inc.......................    168,275          21,876
 *Photronics, Inc.......................     47,500         751,925
 *Physiometrix, Inc.....................     31,500          21,578
 *Piccadilly Cafeterias, Inc............     94,000         155,100
 *Pico Holdings, Inc....................     83,771       1,039,179

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Pilgrims Pride Corp. Class B...........    103,200  $      862,752
 *Pilot Network Services, Inc...........     71,700               7
 Pinnacle Bancshares, Inc...............        700           7,070
 *Pinnacle Entertainment, Inc...........     15,900          95,241
 Pioneer Standard Electronics, Inc......     88,200         852,453
 *Pixelworks, Inc.......................    104,900         979,766
 *Pizza Inn, Inc........................     39,700          69,475
 *Planar Systems, Inc...................     93,400       1,952,527
 *PlanVista Corp........................    123,000         270,600
 *Plato Learning, Inc...................    101,033         754,211
 *Play By Play Toys and
   Novelties, Inc.......................     57,300             143
 *Playboy Enterprises, Inc. Class B.....     41,480         412,726
 *Playtex Products, Inc.................      7,500          80,025
 *Plexus Corp...........................     19,000         288,895
 *Pliant Systems, Inc...................     86,600              65
 *#Plug Power, Inc......................     64,100         447,418
 *PLX Technology, Inc...................     56,200         295,050
 *Plymouth Rubber, Inc. Class A.........        900           1,260
 *Plymouth Rubber, Inc. Class B.........          5               5
 PMA Capital Corp. Class A..............      4,600          69,069
 Pocahontas Bancorp, Inc................     52,000         529,360
 *Point Therapeutics, Inc...............      5,640           4,794
 *Point West Capital Corp...............     25,400             114
 *Point.360.............................     86,800         176,638
 *#PolyMedica Corp......................     31,650         908,197
 *Pomeroy Computer Resource, Inc........    105,149       1,328,558
 Pope & Talbot, Inc.....................     95,200       1,285,200
 *Porta Systems Corp....................     48,090           1,924
 *Possis Medical, Inc...................    161,300       2,607,415
 *Powell Industries, Inc................     53,300       1,057,739
 *Power Intergrations, Inc..............     74,000       1,515,520
 *PowerCerv Corp........................     12,633           1,295
 *Power-One, Inc........................     71,200         563,192
 *Powerwave Technologies, Inc...........     75,000         490,875
 *Pozen, Inc............................     45,200         234,136
 *PPT Vision, Inc.......................     47,000          29,140
 *PracticeWorks, Inc....................     81,650         516,845
 *PRAECIS Pharmaceuticals, Inc..........     50,700         164,268
 *Premier Financial Bancorp.............      6,600          46,695
 *#Premier Laser Systems, Inc.
   Class A..............................     47,300             140
 *#Pre-Paid Legal Services, Inc.........     50,400       1,443,960
 Presidential Life Corp.................     60,100         622,636
 *Presstek, Inc.........................    141,800         794,789
 *#Preview Systems, Inc.................      4,800             190
 *Previo, Inc...........................     17,250          37,519
 *#PRG-Schultz International, Inc.......     27,900         269,096
 *Price Legacy Corp.....................    105,271         295,812
 *Pricesmart, Inc.......................      5,400         129,924
 *Prima Energy Corp.....................     75,350       1,681,059
 *Prime Hospitality Corp................     67,000         556,770
 *Prime Medical Services, Inc...........    165,700       1,400,165
 *Primix Solutions, Inc.................     49,200           1,968
 *Primus Knowledge Solutions, Inc.......     39,500          20,145
 *Princeton Review, Inc.................     21,100         134,513
 *Princeton Video Image, Inc............     34,000          17,000
 *Printronix, Inc.......................     67,250         734,034
 *Printware, Inc........................      7,800          17,550
 *Private Business, Inc.................      8,305          11,129
 *Proassurance Corp.....................     14,000         278,600
 *ProBusiness Services, Inc.............     57,300         599,931
 *Procom Technology, Inc................     41,400          31,464
 *Progenics Pharmaceuticals, Inc........     68,600         517,930
                                           SHARES        VALUE+
                                           ------        ------
 *Programmers Paradise, Inc.............     48,500  $       98,213
 Progress Financial Corp................     55,346         614,341
 *Progress Software Corp................    154,700       2,094,638
 *Prophet 21, Inc.......................     16,200         255,960
 *ProsoftTraining.com...................     25,200           5,922
 *Protection One, Inc...................    121,900         271,837
 *Proton Energy Systems, Inc............    102,400         324,096
 *Provant, Inc..........................     40,900           6,340
 *Provell, Inc..........................     53,000               5
 *Provena Foods, Inc....................        200             245
 Providence & Worcester Railroad Co.....     11,000          90,090
 Provident Bancorp, Inc.................     12,800         398,720
 Provident Bankshares Corp..............      4,444          99,190
 Provident Financial Holdings, Inc......     48,600       1,282,554
 *Proxim Corp...........................    208,611         287,883
 *ProxyMed, Inc.........................      8,766         113,125
 *PSC, Inc..............................    117,700           2,060
 *PSS World Medical, Inc................     37,600         256,808
 Psychemedics Corp......................     49,039         512,458
 *Psychiatric Solutions, Inc............     20,400         111,384
 *PTEK Holdings, Inc....................    264,746       1,152,969
 Pulaski Financial Corp.................     15,200         307,268
 *Pure World, Inc.......................     66,630          36,313
 *PW Eagle, Inc.........................     21,900         106,763
 #Pyramid Breweries, Inc................     36,800          87,400
 *Qad, Inc..............................    173,100         593,733
 *QEP Co., Inc..........................     15,000          64,575
 *QRS Corp..............................     42,100         285,017
 *QuadraMed Corp........................    185,337         544,891
 Quaker Chemical Corp...................     71,700       1,654,836
 *Quaker City Bancorp, Inc..............     34,945       1,221,328
 *Quaker Fabric Corp....................    147,950       1,039,349
 *Quality Dining, Inc...................     98,900         321,920
 *Quality Systems, Inc..................     49,600       1,186,184
 Quanex Corp............................     18,700         572,220
 *Quanta Services, Inc..................     46,800         172,224
 *#Quantum Fuel Systems Technologies
   Worldwide, Inc.......................     45,200         164,302
 *Quentra Network Systems, Inc..........    166,898             175
 *Questcor Pharmaceuticals, Inc.........    129,800         129,800
 *Quicklogic Corp.......................    159,400         325,973
 *Quicksilver Resources, Inc............      2,500          56,325
 *Quidel Corp...........................    256,200         808,311
 *Quigley Corp..........................     55,500         362,415
 *Quiksilver, Inc.......................     42,700       1,169,980
 *Quipp, Inc............................     14,300         176,677
 Quixote Corp...........................     68,200       1,359,908
 *Quokka Sports, Inc....................        480               7
 *Quovadx, Inc..........................    113,100         284,447
 *R & B, Inc............................     69,300         612,612
 *Racing Champions ERTL Corp............     91,100       1,454,412
 *Radiant Systems, Inc..................    116,450       1,372,946
 *Radiologix, Inc.......................    176,100         898,110
 *RadiSys Corp..........................     38,900         369,356
 *Radyne ComStream, Inc.................     71,000         232,525
 *Rag Shops, Inc........................     34,650         127,685
 *Railamerica, Inc......................    184,866       1,362,462
 *Rainbow Rentals, Inc..................     48,300         245,847
 *Rainbow Technologies, Inc.............    145,400       1,245,351
 *Rambus, Inc...........................      6,100          56,212
 *Ramsay Youth Services, Inc............     32,522         117,242
 *Ramtron International Corp............    185,100         732,071

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Range Resources Corp..................    377,500  $    2,004,525
 *Rare Hospitality
   International, Inc...................     71,136       1,899,687
 Raven Industries, Inc..................    110,475       3,602,037
 *Rawlings Sporting Goods, Inc..........     84,998         642,585
 *Rayovac Corp..........................     66,200         966,520
 *Raytech Corp..........................     40,995         315,662
 *RCM Technologies, Inc.................     91,800         360,774
 *RCN Corp..............................      4,300           3,118
 *RDO Equipment Co. Class A.............     46,400         197,200
 *Reading International, Inc.
   Class A..............................    142,163         540,219
 *Reading International, Inc.
   Class B..............................     10,140          36,352
 *Recoton Corp..........................    103,300         180,775
 *Red Hat, Inc..........................      6,500          44,948
 *#Redhook Ale Brewery, Inc.............     63,100         139,767
 Redwood Empire Bancorp.................     40,500       1,118,003
 *Reeds Jewelers, Inc...................     23,990          24,110
 *Refac.................................     42,597         163,360
 Regal Beloit Corp......................     33,600         695,856
 *Regeneration Technologies, Inc........     56,880         544,057
 *Regent Communications, Inc............    559,200       3,495,000
 *Register.Com, Inc.....................     99,100         418,202
 *Rehabcare Group, Inc..................     78,700       1,610,989
 *Rehabilicare, Inc.....................    100,400         391,560
 *Reliability, Inc......................    114,400         122,980
 *Reliv International, Inc..............     81,261         327,482
 *Relm Wireless Corp....................     47,941          23,251
 *Remec, Inc............................    106,600         528,203
 *RemedyTemp, Inc.......................     66,800         966,596
 *Remington Oil & Gas Corp..............    198,160       3,079,406
 *Rentrak Corp..........................    107,200         570,840
 *Rent-Way, Inc.........................    106,900         424,393
 *Repligen Corp.........................    250,400         756,208
 *#Reptron Electronics, Inc.............     59,800          41,860
 Republic Bancorp, Inc. Class A.........     35,600         431,650
 *Republic Bankshares, Inc..............    110,540       2,205,273
 *Republic First Bancorp, Inc...........     45,468         278,719
 *Res-Care, Inc.........................     45,000         206,775
 *Resonate, Inc.........................    119,000         171,955
 *ResortQuest International, Inc........    167,700         687,570
 Resource America, Inc..................    172,380       1,410,930
 *Resources Connection, Inc.............     59,300       1,095,271
 *Restoration Hardware, Inc.............    103,500         827,483
 *Retek, Inc............................     45,200         200,010
 *#Revlon, Inc..........................     92,900         367,884
 *Rex Stores Corp.......................    142,875       1,833,086
 *Rexhall Industries, Inc...............     36,400         135,590
 *RF Monolithics, Inc...................     86,600         245,078
 *Ribozyme Pharmaceuticals, Inc.........     44,400          23,532
 Richardson Electronics, Ltd............    100,100         855,355
 *Rigel Pharmaceuticals, Inc............    177,500         254,713
 Riggs National Corp....................     29,280         459,842
 *Right Management Consultants, Inc.....    158,793       1,945,214
 *Rimage Corp...........................     95,125         970,751
 *Rita Medical Systems, Inc.............    116,000         698,320
 *Riverside Group, Inc..................      1,300              45
 Riverview Bancorp, Inc.................     34,400         516,000
 *Riviera Holdings Corp.................     22,100         108,290
 *Riviera Tool Co.......................      7,000           7,700
 *RMH Teleservices, Inc.................     87,000         992,670
 *Roadhouse Grill, Inc..................     75,670          34,430
 Roadway Corp...........................      3,500         140,140
 Roanoke Electric Steel Corp............     96,400       1,053,652
                                           SHARES        VALUE+
                                           ------        ------
 Robbins & Myers, Inc...................     23,100  $      377,685
 *Robocom Systems, Inc..................      1,100             110
 *Robotic Vision Systems, Inc...........    116,205          55,778
 *Rochester Medical Corp................     48,500         402,065
 *Rock of Ages Co.......................     32,900         159,894
 *Rockford Corp.........................      1,100           6,430
 Rock-Tenn Co. Class A..................        200           2,540
 *Rocky Mountain Chocolate
   Factory, Inc.........................     33,333         237,164
 *Rocky Shoes & Boots, Inc..............     34,200         183,654
 *Rofin-Sinar Technologies, Inc.........    120,100         868,924
 *Rogers Corp...........................     42,700       1,039,745
 *Rogue Wave Software, Inc..............    108,900         192,753
 *Rohn Industries, Inc..................    353,700          47,750
 *Ross Systems, Inc.....................      3,700          28,860
 *Rouge Industries, Inc. Class A........    131,300         154,934
 *Royal Appliance Manufacturing Co......    204,000         958,800
 Royal Bancshares of Pennsylvania
   Class A..............................     15,005         275,942
 *Royal Energy, Inc.....................     27,243         107,337
 Royal Gold, Inc........................    163,200       2,780,928
 *Royal Precision, Inc..................      8,700             848
 RPC, Inc...............................     76,300         961,380
 *RSA Security, Inc.....................    105,200         669,598
 *RTI International Metals, Inc.........     90,600       1,037,370
 *RTW, Inc..............................     43,450          87,552
 *Rubio's Restaurants, Inc..............     39,000         212,355
 *Rudolph Technologies, Inc.............     42,100         835,475
 *Rural Cellular Corp. Class A..........      4,100           8,036
 *Rural/Metro Corp......................    110,300         249,278
 *Rush Enterprises, Inc. Class A........     54,500         223,450
 *Rush Enterprises, Inc. Class B........     54,500         225,358
 Russ Berrie & Co., Inc.................     25,100         817,507
 Russell Corp...........................     58,700         935,678
 *RWD Technologies, Inc.................    102,000         177,990
 *Ryan's Family Steak Houses, Inc.......     84,700         919,419
 Ryerson Tull, Inc......................     50,400         345,240
 *S&K Famous Brands, Inc................     24,600         315,618
 *S1 Corp...............................    229,000       1,428,960
 *Saba Software, Inc....................     99,700         166,001
 *Safeguard Scientifics, Inc............     91,600         199,688
 *SafeNet, Inc..........................     51,100       1,482,156
 *Safety Components
   International, Inc...................      1,180           8,821
 *Saga Communications, Inc. Class A.....     29,141         575,535
 *Salem Communications Corp.............      6,400         174,112
 *#Salton, Inc..........................     22,100         299,455
 *Samsonite Corp........................     53,000          34,715
 *San Filippo (John B.) & Son, Inc......     62,400         575,640
 *Sanchez Computer Associates, Inc......     28,500         108,870
 Sanders Morris Harris Group, Inc.......      4,950          38,363
 Sanderson Farms, Inc...................    126,100       2,571,179
 Sandy Spring Bancorp, Inc..............     12,600         402,003
 *Sangamo BioSciences, Inc..............    107,900         535,724
 *Sangstat Medical Corp.................     72,500       1,060,675
 *Sapient Corp..........................      2,300           4,876
 *Satcon Technology Corp................     74,700         129,605
 *Saucony, Inc. Class A.................     55,400         475,055
 *Saucony, Inc. Class B.................     58,200         489,171
 Sauer-Danfoss, Inc.....................      5,300          49,290
 *Saxon Capital, Inc....................     60,400         777,650
 *SBE, Inc..............................     34,600          39,098
 *SBS Technologies, Inc.................     83,600         931,722

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *#ScanSoft, Inc........................    270,807  $    1,987,723
 *ScanSource, Inc.......................     35,300       2,588,902
 Schawk, Inc. Class A...................    168,300       1,649,340
 *Scheid Vineyards, Inc.................     14,500          36,323
 *Scherer Healthcare, Inc...............        200           1,687
 *#Schick Technologies, Inc.............     47,200         130,980
 *Schieb (Earl), Inc....................     71,600         171,840
 *Schlotzskys, Inc......................     65,100         224,595
 *Schmitt Industries, Inc...............     53,400          24,564
 Schnitzer Steel Industries, Inc.
   Class A..............................     56,900       1,049,236
 *Schuff International, Inc.............     53,200          77,140
 Schulman (A.), Inc.....................     37,300         693,407
 Schweitzer-Maudoit
   International, Inc...................     68,000       1,725,160
 *Sciclone Pharmaceuticals, Inc.........    141,500         566,000
 *Scientific Games Corp.................    356,100       2,490,920
 *#Scientific Learning Corp.............      1,900           3,705
 *Scientific Technologies, Inc..........     38,400         192,000
 *SCM Microsystems, Inc.................     32,900         197,894
 Scope Industries, Inc..................     16,650       1,148,850
 SCPIE Holdings, Inc....................     19,000         125,780
 *Seabulk International, Inc............      8,400          43,218
 *Seachange International, Inc..........     78,800         583,908
 Seacoast Banking Corp..................     66,300       1,233,180
 Seacoast Financial Services Corp.......     78,329       1,714,622
 *Seattle Genetics, Inc.................     14,900          47,829
 *Secom General Corp....................      1,000           1,775
 Second Bancorp, Inc....................     23,200         646,584
 *Secure Computing Corp.................    122,600         942,794
 *Security Associates
   International, Inc...................      6,000           1,320
 *SED International Holdings, Inc.......     35,950          22,289
 *SeeBeyond Technology Corp.............     36,500         104,025
 *SEEC, Inc.............................     55,300          62,213
 *Segue Software, Inc...................    102,900         124,509
 *Seitel, Inc...........................     63,100          46,694
 *Selas Corp. of America................     46,800          81,900
 *#Select Comfort Corp..................     95,800         949,857
 *Selectica, Inc........................    186,200         494,361
 Selective Insurance Group, Inc.........      4,500         114,975
 SEMCO Energy, Inc......................     65,020         447,988
 *Seminis, Inc. Class A.................      5,400          13,986
 *Semitool, Inc.........................    168,100       1,173,338
 *SEMX Corp.............................     50,100          14,028
 *Seneca Foods Corp. Class A............        200           2,770
 *Seneca Foods Corp. Class B............      6,800          98,328
 *Sepracor, Inc.........................     96,900         926,364
 *Sequenom, Inc.........................     52,500         115,238
 *SeraCare Life Sciences, Inc...........     21,120         125,347
 *Serena Software, Inc..................     45,100         822,173
 *Serologicals Corp.....................     68,325         777,197
 *ServiceWare Technologies, Inc.........     25,300          13,915
 *Servotronics, Inc.....................     24,804          96,736
 *SFBC International, Inc...............     16,000         232,080
 *Shared Technologies Cellular, Inc.....     24,600              66
 *Sharper Image Corp....................     93,000       1,747,935
 *Sheffield Medical
   Technologies, Inc....................    177,200          33,668
 *Sheldahl, Inc.........................    107,800           1,940
 *Shells Seafood Restaurants, Inc.......     25,500           9,690
 *Shiloh Industries, Inc................    121,400         325,352
 *Shoe Carnival, Inc....................    133,100       1,979,863
 *Shoe Pavilion, Inc....................      5,700           6,612
 *Sholodge, Inc.........................     52,300         232,735
                                           SHARES        VALUE+
                                           ------        ------
 *Shopko Stores, Inc....................     83,700  $    1,192,725
 *#Shuffle Master, Inc..................    150,950       2,929,185
 *Siebert Financial Corp................     42,300         104,481
 *Sierra Health Services, Inc...........    263,100       2,930,934
 *Sifco Industries, Inc.................     45,775         134,121
 *Sight Resource Corp...................     27,500           5,363
 *Sigma Designs, Inc....................    173,500         700,073
 *Sigmatron International, Inc..........     18,200          69,615
 *Signal Technology Corp................     87,200         933,040
 *Signature Eyewear, Inc................     23,300           1,515
 *Silgan Holdings, Inc..................     47,600       1,182,860
 *Silicon Graphics, Inc.................     58,100          92,379
 *Silicon Image, Inc....................    190,500       1,326,833
 *Silicon Storage Technology, Inc.......      7,400          51,985
 Simmons First National Corp. Class A..      32,650       1,213,274
 *Simon Worldwide, Inc..................    172,800          21,600
 *SimpleTech, Inc.......................     95,000         379,525
 *Simula, Inc...........................    117,500         246,750
 *Sipex Corp............................     96,300         395,793
 *Sirenza Microdevices, Inc.............     33,300          53,780
 *Sitel Corp............................    165,600         298,080
 *Six Flags, Inc........................    104,400         754,812
 *Skechers U.S.A., Inc. Class A.........     44,800         551,040
 *SkillSoft P.L.C.......................     56,527         211,694
 Skyline Corp...........................     34,800         987,972
 *Skyworks Solutions, Inc...............      8,900         107,379
 *SL Industries, Inc....................     92,685         523,670
 *SM&A..................................     47,100         134,942
 *Smart & Final Food, Inc...............     10,800          56,916
 *SmartDisk Corp........................     58,800          47,040
 *Smith & Wollensky Restaurant
   Group, Inc...........................      6,000          23,550
 Smith (A.O.) Corp......................      3,100          82,615
 *#Smith Micro Software, Inc............    121,400         101,976
 *Smithway Motor Express Corp.
   Class A..............................     35,000          29,750
 *Socrates Technologies Corp............     42,700             149
 *Sola International, Inc...............    193,200       2,260,440
 Solutia, Inc...........................      2,800           7,560
 *Somera Communications, Inc............     59,200         177,008
 Sonesta International Hotels Corp.
   Class A..............................        400           1,910
 *#Sonic Foundry, Inc...................    240,100         157,266
 *Sonic Innovations, Inc................     12,400          61,442
 *#Sonic Solutions......................    108,950         725,062
 *SonicWALL, Inc........................    154,600         625,357
 *Sonosight, Inc........................     22,100         328,738
 *Sonus Pharmaceuticals, Inc............    101,800         289,112
 *SOS Staffing Services, Inc............    111,000          68,265
 *Sotheby's Holdings, Inc. Class A......      9,700          84,293
 *SoundView Technology Group, Inc.......     26,900          39,947
 *Source Information Management, Inc....     92,000         535,900
 *#Source Media, Inc....................    154,600           1,469
 *Sourcecorp, Inc.......................     47,200         914,972
 South Jersey Industries, Inc...........     22,800         743,280
 *Southern Energy Homes, Inc............    124,125         204,186
 *Southwall Technologies, Inc...........     79,100         245,210
 Southwest Bancorp, Inc.................     36,150         958,698
 Southwest Water Co.....................     78,099       1,090,262
 *Southwestern Energy Co................    115,700       1,272,700
 *#Spacehab, Inc........................     94,300          92,886
 Span-American Medical System, Inc......     37,500         289,313

THE U.S. MICRO CAP SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Spanish Broadcasting System, Inc......    144,400  $    1,284,438
 Spartan Motors, Inc....................    112,300       1,166,797
 *Spartan Stores, Inc...................     64,800         135,108
 Spartech Corp..........................      5,500         102,905
 *Sparton Corp..........................     73,300         586,400
 *Specialty Laboratories, Inc...........     42,300         406,080
 *SpectraLink Corp......................    175,600       1,450,456
 *Spectranetics Corp....................    231,902         582,074
 *Spectrian Corp........................    102,500         505,838
 *Spectrum Control, Inc.................    120,600         742,293
 *SpectRx, Inc..........................     58,600         119,837
 *SpeechWorks International, Inc........    168,800         634,688
 *SpeedFam-IPEC, Inc....................    138,000         907,350
 *Speizman Industries, Inc..............     26,400          15,576
 *Spherion Corp.........................    102,400         707,584
 *#Spherix, Inc.........................    105,100         833,443
 *Sphinx International, Inc.............     75,950          26,583
 *Spiegel, Inc. Class A Non-Voting......     10,000           5,750
 *Spire Corp............................    106,342         278,616
 *Sport Chalet, Inc.....................     56,500         385,613
 *Sport Supply Group, Inc...............     63,100         102,538
 *Sport-Haley, Inc......................     32,100         107,375
 *Sports Authority, Inc.................    293,500       2,497,685
 *Sports Club Co., Inc..................    142,200         366,165
 *SportsLine.Com, Inc...................     43,500          54,810
 *Sportsman's Guide, Inc................     43,300         313,492
 *SPS Technologies, Inc.................     23,900         619,010
 *SPSS, Inc.............................     74,065       1,041,354
 *SRI/Surgical Express, Inc.............     34,000         212,670
 *SRS Labs, Inc.........................    126,900         385,776
 *SS&C Technologies, Inc................     57,500         587,363
 *#SSE Telecom, Inc.....................     57,400             344
 *SSP Solutions, Inc....................      1,400           1,246
 St. Francis Capital Corp...............     89,700       2,152,352
 St. Mary Land & Exploration Co.........      2,800          70,812
 *Staar Surgical Co.....................    134,775         444,758
 *Stamps.com, Inc.......................     61,700         271,789
 *#Standard Automotive Corp.............     22,100           2,221
 Standard Commercial Corp...............    104,808       1,731,428
 *Standard Management Corp..............     69,015         239,827
 *Standard Microsystems Corp............    118,800       2,642,706
 Standard Motor Products, Inc.
   Class A..............................     62,700         726,066
 Standex International Corp.............     21,200         490,780
 *Stanley Furniture, Inc................     71,700       1,805,765
 *Star Buffet, Inc......................     16,400          32,472
 *Star Multi Care Service, Inc..........      4,136             269
 *Star Struck, Ltd......................        500             513
 *Starcraft Corp........................     16,500         118,800
 Starrett (L.S.) Co. Class A............     37,200         639,840
 *Startec Global Communications Corp....     53,200             213
 *StarTek, Inc..........................     21,500         569,750
 State Auto Financial Corp..............     51,900         769,418
 State Financial Services Corp.
   Class A..............................     80,432       1,311,042
 *Steak n Shake Co......................     61,500         618,075
 Steel Technologies, Inc................     86,700       1,380,264
 *SteelCloud Co.........................     75,500         100,038
 *Stein Mart, Inc.......................     60,300         390,141
 *Steinway Musical Instruments, Inc.....     80,700       1,392,075
 *Stellent, Inc.........................     60,500         318,230
 *Stemcells, Inc........................     17,500          14,088
                                           SHARES        VALUE+
                                           ------        ------
 Stepan Co..............................     35,200  $      899,360
 Stephan Co.............................     33,500         115,575
 Sterling Bancorp.......................    212,007       5,652,123
 Sterling Bancshares....................      6,050          76,321
 Sterling Financial Corp................      1,625          40,064
 *Sterling Financial Corp...............    101,930       1,964,191
 Stewart & Stevenson Services, Inc......     46,800         523,692
 *Stewart Enterprises, Inc..............      4,000          21,040
 *Stewart Information Services Corp.....     60,600       1,254,420
 Stifel Financial Corp..................     57,671         667,253
 *Stillwater Mining Co..................     84,900         479,685
 *STM Wireless, Inc. Class A............     60,600          22,119
 *Stoneridge, Inc.......................    139,000       1,366,370
 *#Storage Computer Corp................      7,592           2,050
 *#Storage Engine, Inc..................      1,150             518
 *StorageNetworks, Inc..................     56,400          94,752
 *Stratasys, Inc........................     37,900         313,054
 *Strategic Diagnostics, Inc............    161,000         564,305
 *Strategic Distribution, Inc...........     28,270         342,067
 *Stratesec, Inc........................      7,000             560
 *Stratex Networks, Inc.................    335,200       1,320,688
 *Stratos Lightwave, Inc................      2,710          19,471
 *Strattec Security Corp................     40,900       1,987,536
 *Stratus Properties, Inc...............     53,750         443,975
 Strayer Ed, Inc........................      7,500         451,313
 Stride Rite Corp.......................     71,600         601,440
 *Strouds, Inc..........................     72,800             328
 Sturm Ruger & Co., Inc.................     91,400         973,410
 *#Styleclick, Inc. Class A.............     79,200          12,276
 *Suburban Lodges of America, Inc.
   Escrow Shares........................    127,500               0
 Suffolk Bancorp........................     68,400       2,247,966
 *Summa Industries, Inc.................     31,800         313,866
 *Summit America Television, Inc........    145,500         341,198
 Summit Bancshares, Inc.................     32,900         666,883
 Summit Bank Corp.......................      5,600          70,476
 *Sun Bancorp, Inc......................    145,111       1,962,626
 Sun Hydraulics, Inc....................     12,600         102,312
 *Sunair Electronics, Inc...............     33,700          90,990
 *Sundance Homes, Inc...................     50,000             350
 *Sunland Entertainment Co., Inc........      3,440           2,838
 *SunLink Health Systems, Inc...........     33,465          95,375
 *#Sunrise Assisted Living, Inc.........     31,900         894,157
 *Sunrise Telecom, Inc..................    255,000         586,500
 *Suntron Corp..........................     36,507         156,433
 *Superconductor Technologies, Inc......     82,950          87,098
 *#Supergen, Inc........................     74,400         345,588
 *Superior Consultant Holdings Corp.....     92,000         256,680
 *Superior Energy Services, Inc.........     15,200         124,640
 Superior Financial Corp................      3,200          57,728
 *Superior Telecom, Inc.................    147,300          22,832
 Superior Uniform Group, Inc............     86,800         972,160
 *Supertex, Inc.........................     94,300       1,272,579
 *SupportSoft, Inc......................    104,000         350,480
 *Supreme Industries, Inc...............     83,985         419,925
 *#SureBeam Corp........................     57,700         310,715
 *Surgical Laser Technologies, Inc......     10,900          20,765
 *#SurModics, Inc.......................     25,100         807,091
 *#SVI Solutions, Inc...................     10,800           6,912
 *Swift Energy Corp.....................    100,500         930,630
 *Swisher International, Inc............      8,500           6,588
 *Switchboard, Inc......................     11,000          32,560

THE U.S. MICRO CAP SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 SWS Group, Inc.........................     37,849  $      554,866
 *Sybron Dental Specialties, Inc........      2,500          35,375
 *Sykes Enterprises, Inc................     71,700         216,893
 *Sylvan Learning Systems, Inc..........      2,500          45,513
 *Sylvan, Inc...........................     63,500         674,053
 *Symmetricom, Inc......................    382,652       1,398,593
 *Symphonix Devices, Inc................     55,900           5,870
 *Syms Corp.............................    143,500       1,084,860
 *Symyx Technologies....................     66,600         801,864
 *Synalloy Corp.........................     87,258         410,113
 *Synaptic Pharmaceutical Corp..........    127,400         814,723
 *Synbiotics Corp.......................     46,100           3,181
 *Syncor International Corp.............      8,400         213,276
 *Synovis Life Technologies, Inc........     91,100         859,529
 *Synplicity, Inc.......................      9,100          43,862
 *Syntellect, Inc.......................    126,500          90,131
 *Synthetech, Inc.......................    132,000         175,560
 *Syntroleum Corp.......................     29,300          53,766
 Sypris Solutions, Inc..................     40,775         507,649
 *System Software Associates, Inc.......      1,925               2
 *Systemax, Inc.........................    119,600         200,928
 *Systems & Computer
   Technology Corp......................     83,800         842,609
 *T-3 Energy Services, Inc..............      9,270          62,480
 *T-Netix, Inc..........................    105,800         227,999
 *Tag-It Pacific, Inc...................     45,300         167,610
 *Taitron Components, Inc...............     15,500          21,158
 *TALK America Holdings, Inc............      8,166          64,266
 TALX Corp..............................     65,412         641,365
 *Tandy Brand Accessories, Inc..........     56,877         553,129
 *Tandycrafts, Inc......................     35,200           1,584
 *Tanning Technology Corp...............      5,900           5,399
 *Tanox, Inc............................     30,400         336,224
 *Tarantella, Inc.......................     94,200          23,079
 *Targeted Genetics Corp................     73,000          41,245
 *Tarrant Apparel Group.................     49,100         204,747
 Tasty Baking Co........................     83,300         795,515
 TB Woods Corp..........................     13,600          96,900
 *TBA Entertainment Corp................     80,300         134,904
 *TBC Corp..............................    183,900       2,193,008
 *TEAM America, Inc.....................     10,400           5,928
 *Team Communications Group, Inc........     55,200              55
 *Team, Inc.............................     55,200         415,656
 *TeamStaff, Inc........................     13,800          41,538
 Tech/Ops Sevcon, Inc...................     60,800         285,760
 *Techdyne, Inc.........................     23,400          31,122
 Teche Holding Co.......................      2,700          71,280
 *Technical Communications Corp.........      7,300           2,957
 *Technical Olympic USA, Inc............      5,700          76,922
 Technology Research Corp...............     44,600          68,461
 *Technology Solutions Corp.............     76,500          89,123
 *TechTeam Global, Inc..................    121,100         891,902
 *Tegal Corp............................     89,400          52,299
 *Tekelec...............................     10,000         102,050
 *Teledyne Technologies Inc.............     13,200         196,152
 *Teletech Holdings, Inc................     28,700         246,964
 *Telik, Inc............................     61,800         797,529
 *Telscape International, Inc...........    182,100             273
 *Telular Corp..........................    106,075         408,919
 *Temtex Industries, Inc................     34,100          16,027
 *TenFold Corp..........................      1,700             459
 *Tengasco, Inc.........................      6,965           9,055
                                           SHARES        VALUE+
                                           ------        ------
 Tennant Co.............................     12,200  $      437,980
 *Tenneco Automotive, Inc...............    192,500         793,100
 *Terayon Communication
   Systems, Inc.........................     70,000         168,000
 *Terra Industries, Inc.................    302,700         599,346
 *Tesoro Petroleum Corp.................    144,300         620,490
 *Tessco Technologies, Inc..............     56,900         626,754
 *Tetra Tech, Inc.......................      1,900          23,570
 *Tetra Technologies, Inc...............    128,800       2,724,120
 *Texas Biotechnology Corp..............    221,200         433,552
 TF Financial Corp......................     13,900         325,260
 *TFC Enterprises, Inc..................     92,000         142,600
 *Thackeray Corp........................     69,700          40,426
 The Banc Corp..........................      1,804          13,521
 *The Medicines Co......................     63,600       1,063,074
 *The Rowe Companies....................    121,468         264,800
 *Theragenics Corp......................    150,200         791,554
 *Thermwood Corp........................        920             649
 *TheStreet.com, Inc....................    233,200         802,208
 *Third Wave Technologies...............     82,000         199,670
 Thistle Group Holdings Co..............     31,000         322,245
 *Thomas Group, Inc.....................     35,100          14,567
 *Thomaston Mills, Inc..................     13,100             118
 *Thoratec Corp.........................     97,500         841,425
 *Three-Five Systems, Inc...............     89,100         632,610
 *Tickets.com, Inc......................      1,100           1,238
 *#Tidel Technologies, Inc..............     50,200          24,347
 *Tier Technologies, Inc. Class B.......    100,000       1,522,500
 *TII Network Technologies, Inc.........     57,160          20,006
 Timberland Bancorp, Inc................     36,500         655,905
 Timberline Software Corp...............    183,921       1,086,973
 *Timco Aviation Services, Inc..........      8,240           5,768
 *Tipperary Corp........................     76,000         131,100
 Titan International, Inc...............     56,350          90,724
 *Titan Pharmaceuticals, Inc............    110,600         293,090
 *Titanium Metals Corp..................    161,900         226,660
 *#TiVo, Inc............................    135,900       1,049,828
 *TLC Vision Corp.......................    139,365         222,984
 *TMBR/Sharp Drilling, Inc..............     38,200         628,581
 *Todd Shipyards Corp...................     44,200         658,580
 *Toddhunter International, Inc.........     48,800         534,360
 *Tofutti Brands, Inc...................      4,000          10,800
 *Tollgrade Communications, Inc.........     25,300         340,032
 Tompkins County Trustco, Inc...........        430          19,780
 *Topps, Inc............................     80,900         776,640
 *Toreador Resources Corp...............     41,700         115,718
 *Total Entertainment
   Restaurant Corp......................     19,300         158,357
 *Tower Air, Inc........................    132,700             119
 *Tower Automotive, Inc.................    189,800       1,072,370
 *#Track Data Corp......................     15,500          10,308
 *Track 'n Trail, Inc...................     15,900              41
 *Tractor Supply Co.....................     27,200       1,210,128
 *Tradestation Group, Inc...............    211,400         279,048
 *Traffix, Inc..........................    156,700         453,647
 *Trailer Bridge, Inc...................     42,500         100,300
 *Trammell Crow Co......................    147,300       1,343,376
 *Trans World Entertainment Corp........     73,000         311,710
 *Transact Technologies, Inc............     58,700         284,695
 *Transaction Systems
   Architects, Inc......................     51,100         367,154
 *Transcat, Inc.........................     42,500          85,000
 *Transgenomic, Inc.....................     13,200          40,524
 *Transkaryotic Therapies, Inc..........     34,000         326,060

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Trans-Lux Corp.........................      7,545  $       45,647
 *Transmeta Corp........................     18,800          28,294
 *Transmontaigne Oil Co.................    129,460         556,678
 *Transport Corp. of America............     15,900          84,191
 *Transport Industries, Inc.............      9,700          36,181
 *Transportation Components, Inc........    147,900             185
 *Transpro, Inc.........................     38,900         244,681
 *Transtechnology Corp..................     94,400       1,028,960
 *TransTexas Gas Corp. Class A..........        395              24
 *Travis Boats & Motors, Inc............     18,900          24,287
 *TRC Companies, Inc....................     80,250         897,998
 Tremont Corp...........................     29,100         989,400
 Trenwick Group, Ltd....................     25,562          40,132
 *#Trex Co., Inc........................     34,500       1,133,325
 *Triad Guaranty, Inc...................     12,300         492,677
 *Triangle Pharmaceuticals, Inc.........    133,200         609,390
 Trico Bancshares.......................     39,550         910,046
 *Trico Marine Services, Inc............    158,200         538,671
 *Trident Microsystems, Inc.............    142,400         588,112
 *Trident Rowan Group, Inc..............      9,300           3,767
 *Trimble Navigation, Ltd...............     78,300       1,101,290
 *#Trimedyne, Inc.......................     49,300           8,135
 *TriPath Imaging, Inc..................    254,653         822,529
 *Tripos, Inc...........................     51,800         464,128
 *Tristar Corp..........................      3,300              12
 *Triton PCS Holdings, Inc..............     65,400         289,068
 *Triumph Group.........................     35,300         986,635
 *TriZetto Group, Inc...................    204,200       1,310,964
 *TRM Corp..............................     59,300          34,987
 *Tropical Sportswear
   International Corp...................     68,500         625,405
 *Trover Solutions, Inc.................    105,800         518,949
 Troy Financial Corp....................        315           8,741
 *Troy Group, Inc.......................     13,600          24,276
 *Trump Hotels & Casino Resorts, Inc....     83,600         183,920
 Trust Co. of New Jersey................     20,200         557,217
 *TSR, Inc..............................    101,400         504,465
 *TTM Technologies, Inc.................    192,600         605,727
 *Tucows, Inc...........................     47,600          14,875
 *Tufco Technologies, Inc...............      1,300           5,291
 *Tularik, Inc..........................     73,700         706,783
 *Tumbleweed Communications Corp........     90,800         154,360
 *TurboChef Technologies, Inc...........    143,900         133,108
 *Turnstone Systems, Inc................     78,800         229,702
 *Tut Systems, Inc......................     14,400          18,648
 *Tvia, Inc.............................      1,200             894
 *Tweeter Home Entertainment
   Group, Inc...........................     61,925         680,246
 Twin Disc, Inc.........................     41,200         510,468
 *Twinlab Corp..........................    115,000          29,900
 *Tyler Technologies, Inc...............    395,450       1,759,753
 *U.S. Aggregates, Inc..................     77,900             506
 *U.S. Concrete, Inc....................     45,600         261,516
 *#U.S. Diagnostic, Inc.................     26,100              39
 *U.S. Home & Garden, Inc...............    133,700          53,480
 *U.S. Industries, Inc..................    281,200         832,352
 *U.S. Physical Therapy, Inc............     29,000         369,025
 *#U.S. Plastic Lumber Corp.............     58,600          13,185
 *#UAL Corp.............................     15,000          37,650
 *Ubics, Inc............................     56,600          19,527
 *UFP Technologies, Inc.................     11,800          11,682
 UIL Holdings Corp......................     22,200         742,368
                                           SHARES        VALUE+
                                           ------        ------
 *Ulticom, Inc..........................     86,200  $      649,086
 *Ultimate Electronics, Inc.............     75,200       1,448,352
 *Ultimate Software Group, Inc..........     79,100         321,146
 *Ultradata Systems, Inc................     13,600           2,380
 *Ultrak, Inc...........................    108,300         136,458
 *Ultralife Batteries, Inc..............    101,400         275,808
 *Ultratech Stepper, Inc................     61,100         706,927
 Umpqua Holdings Corp...................     68,990       1,215,259
 *Unapix Entertainment, Inc.............     32,500              18
 Unico American Corp....................    114,600         406,830
 *Unidigital, Inc.......................      6,100               5
 *Unifab International, Inc.............      8,200           2,173
 *Unifi, Inc............................    247,500       1,410,750
 Unifirst Corp..........................     88,400       1,728,220
 *Unify Corp............................     92,500          46,250
 *Uni-Marts, Inc........................     64,600          83,980
 *Union Acceptance Corp. Class A........     41,400           9,936
 Union Community Bancorp................      3,000          45,585
 *Uniroyal Technology Corp..............     60,000           3,300
 Unisource Energy Corp..................     24,800         412,920
 *Unit Corp.............................    107,400       1,918,164
 *United Auto Group, Inc................     60,700         820,057
 *United Capital Corp...................     45,054       1,338,104
 United Community Financial Corp........     23,100         206,399
 United Financial Corp..................      1,760          37,646
 United Fire Casualty Co................     11,300         385,387
 United Guardian, Inc...................     36,820         135,314
 United Industrial Corp.................    127,700       1,934,655
 United National Bancorp................     27,472         613,999
 *United Natural Foods, Inc.............     55,400       1,431,536
 *#United Online, Inc...................     74,333       1,188,956
 United Parcel, Inc. - Restricted
   Escrow...............................     58,400          56,412
 *United Retail Group, Inc..............    118,600         566,315
 *United Road Services, Inc.............        710             142
 *United Therapeutics Corp..............     54,300         933,146
 Unitil Corp............................     39,500       1,046,750
 *Unity Bancorp, Inc....................     14,500         122,163
 *Universal Access Global
   Holdings, Inc........................    141,100          44,447
 *Universal American Financial Corp.....    164,200       1,109,992
 *Universal Compression
   Holdings, Inc........................      2,500          45,000
 *#Universal Display Corp...............     49,800         574,941
 *Universal Electronics, Inc............     97,200         964,710
 Universal Forest Products, Inc.........     48,400       1,041,326
 *Universal Stainless & Alloy
   Products, Inc........................     55,300         326,270
 Unizan Financial Corp..................     97,355       1,894,042
 *Unova, Inc............................    129,200         697,680
 *UQM Technologies, Inc.................    175,500         508,950
 *Urban Outfitters, Inc.................    161,800       4,269,902
 *Urologix, Inc.........................    119,700         491,369
 *Uromed Corp. New......................     45,660             205
 *URS Corp..............................     36,200         752,598
 *Ursus Telecom Corp....................     69,800              70
 *US Energy Corp........................     71,870         283,887
 *#US LEC Corp..........................     15,500          33,945
 *US Liquids, Inc.......................    104,900          53,499
 *US Xpress Enterprises, Inc. Class A..     102,700         975,137
 *USA Truck, Inc........................     53,200         389,690
 *#USAir Group, Inc.....................    143,600          82,929
 *USANA, Inc............................     44,100         457,538

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 USB Holding Co., Inc...................      1,540  $       28,336
 *USDATA Corp...........................     24,040          16,948
 Usec, Inc..............................     64,900         434,830
 *#USG Corp.............................     15,100         118,535
 *Utah Medical, Inc.....................     56,800       1,022,968
 *#V-ONE Corp...........................    133,000          41,230
 *V.I. Technologies, Inc................     27,100          14,634
 *Vail Resorts, Inc.....................     35,400         644,280
 *Valence Technology, Inc...............     67,400         108,851
 *Valley Media, Inc.....................      1,200              11
 *Valley National Gases, Inc............     10,200          57,375
 Valmont Industries, Inc................     24,100         534,779
 *Valpey Fisher Corp....................     35,700          99,960
 *Value City Department Stores, Inc.....     47,600         152,796
 *ValueClick, Inc.......................     25,600          71,808
 *Valuevision Media, Inc. Class A.......      5,000          78,150
 *Vans, Inc.............................     92,300         549,185
 *Variagenics, Inc......................      7,700          10,588
 *Variflex, Inc.........................     48,100         161,857
 *#Vari-L Co., Inc......................     52,700          16,864
 *Varsity Brands, Inc...................     66,982         280,655
 *Vascular Solutions, Inc...............      6,000           6,150
 *Vastera, Inc..........................     42,300         248,090
 *#Vaxgen, Inc..........................     37,200         731,352
 Vector Group, Ltd......................     21,100         240,329
 *Veeco Instruments, Inc................     55,000         768,625
 *Ventana Medical Systems, Inc..........     41,600         885,040
 *Venture Catalyst, Inc.................     31,700           6,182
 *Verdant Brands, Inc...................     26,263              28
 *Verilink Corp.........................    128,200         149,353
 *Veritas DGC, Inc......................     50,800         375,412
 *Verity, Inc...........................     92,100       1,281,111
 *Vermont Pure Holdings, Ltd............     20,600          82,606
 *Versant Object Technology Corp........     29,800          24,138
 *Versar, Inc...........................     54,200         111,110
 *#Versicor, Inc........................     71,100         802,364
 *Verso Technologies, Inc...............     95,915          70,498
 *Verticalbuyer Inc.....................     15,785             142
 Vesta Insurance Group, Inc.............    190,400         679,728
 *Vialta, Inc...........................      5,121           2,535
 *Viasat, Inc...........................     72,800         868,140
 *VIB Corp..............................     32,795         494,385
 *Vical, Inc............................     52,600         201,195
 *Vicon Industries, Inc.................     44,450         171,133
 *Vicor Corp............................     54,800         458,950
 *Video Display Corp....................     49,740         331,268
 *#Viewpoint Corp.......................    198,700         655,710
 *#Viisage Technology, Inc..............     90,400         437,536
 *Virage Logic Corp.....................     47,000         645,075
 *Virage, Inc...........................         25              22
 *Virbac Corp...........................     29,500         156,793
 Virco Manufacturing Corp...............    155,131       1,597,849
 *Virologic, Inc........................    102,900         156,408
 *#ViroPharma, Inc......................     31,900          49,286
 *Virtualfund.Com, Inc..................    149,420          11,954
 *Vision Sciences, Inc..................     23,250          20,228
 *Vista Medical Technologies, Inc.......     23,750          77,425
 *Visual Networks, Inc..................     64,100         111,855
 *Visx, Inc. DE.........................     48,000         439,200
 Vital Signs, Inc.......................     91,700       2,557,513
 *VitalWorks, Inc.......................    315,800       1,218,988
 *#Vitech America, Inc..................    135,980             680
                                           SHARES        VALUE+
                                           ------        ------
 *Vitesse Semiconductor, Inc............     10,000  $       33,250
 *Vivus, Inc............................    267,900       1,190,816
 *Vixel Corp............................     24,200          41,624
 *Vlasic Foods International, Inc.......     25,000              69
 *Vodavi Technology, Inc................     26,400          53,196
 *Volt Information Sciences, Inc........     11,500         200,100
 Vulcan International Corp..............      8,251         290,848
 *Vyyo, Inc.............................      3,800          10,260
 *W-H Energy Services, Inc..............     71,100       1,066,500
 *Wabash National Corp..................     49,440         390,576
 Wabtec Corp............................     28,200         403,542
 *Wackenhut Corrections Corp............     96,100       1,175,303
 Wainwright Bank & Trust Co.............        242           2,079
 *Wall Street Deli, Inc.................     14,800              15
 Walter Industries, Inc.................    103,900       1,085,755
 Warren Bancorp, Inc....................    161,800       2,529,743
 Warwick Community Bancorp, Inc.........     20,600         624,592
 Washington Banking Co..................     12,210         145,055
 Washington Savings Bank FSB............     28,912         234,187
 Washington Trust Bancorp, Inc..........     24,400         491,660
 *Waste Industries USA, Inc.............     67,400         513,588
 *WatchGuard Technologoes, Inc..........     87,300         570,506
 *Waterlink, Inc........................    170,900           7,691
 Waters Instruments, Inc................        750           3,713
 Watsco, Inc. Class A...................     86,400       1,378,080
 Watts Industries, Inc. Class A.........     40,200         634,356
 Wausau-Mosinee Paper Corp..............     20,400         235,824
 *Waxman Industries, Inc................        975           4,997
 Waypoint Financial Corp................     65,580       1,218,149
 WD-40 Co...............................     26,900         780,369
 *Webco Industries, Inc.................     37,500         103,125
 *Webhire, Inc..........................     44,160          24,950
 *webMethods, Inc.......................     74,700         724,217
 *Websense, Inc.........................     41,700       1,114,641
 Weider Nutrition
   International, Inc...................     70,700         124,432
 Wellco Enterprises, Inc................     10,600         128,260
 Wellman, Inc...........................     84,100       1,009,200
 *Wells-Gardner Electronics Corp........     45,781          70,045
 Wesbanco, Inc..........................     63,080       1,613,271
 West Coast Bancorp.....................    104,787       1,722,698
 *West Marine, Inc......................    145,400       2,327,127
 West Pharmaceutical Services, Inc......     29,800         616,860
 *Westaff, Inc..........................    142,750         278,363
 Westbank Corp..........................      9,400         127,276
 *Westcoast Hospitality Corp............    118,900         641,466
 *Westell Technologies, Inc.............    125,600         207,240
 *Westerbeke Corp.......................     20,000          40,500
 Western Ohio Financial Corp............      9,300         189,953
 *Western Power & Equipment Corp........     18,448           3,874
 *Western Water Co......................      2,300             828
 *Western Wireless Corp.................     75,400         502,541
 Westwood Holdings Group, Inc...........      6,037          77,394
 *Wet Seal, Inc. Class A................     98,550       1,137,267
 Weyco Group, Inc.......................      1,200          43,230
 *White Electronics Designs Corp........    154,256       1,508,624
 *Whitehall Jewelers, Inc...............    161,100       1,788,210
 *Whitman Education Group, Inc..........    112,700         760,725
 *#WHX Corp.............................     34,433          92,280
 *#Wickes, Inc..........................     37,100          22,631
 *Wild Oats Markets, Inc................     78,100         829,422
 *William Lyon Homes, Inc...............     75,800       1,724,450
 *Williams Industries, Inc..............      5,800          21,518

THE U.S. MICRO CAP SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Willis Lease Finance Corp.............     65,700  $      385,988
 *Wilshire Financial Services
   Group, Inc...........................      1,002           3,417
 *Wilshire Oil Co. of Texas.............    140,575         465,303
 *Wilsons The Leather Experts, Inc......     71,800         519,114
 *Wind River Systems, Inc...............     69,300         418,572
 *Winmark Corp..........................     51,900         526,785
 Wintrust Financial Corp................     20,150         609,135
 *Wire One Technologies, Inc............     66,600         198,468
 *Wireless Facilities, Inc..............    115,800         823,917
 Wireless Telecom Group, Inc............    195,300         398,412
 *Wireless WebConnect!, Inc.............     80,807             816
 *Wireless Xcessories Group.............     12,600           3,717
 *Wiser Oil Co..........................     84,000         201,600
 *Witness Systems, Inc..................     94,600         359,953
 *WJ Communications, Inc................    185,300         193,639
 *WMS Industries, Inc...................     65,200       1,144,260
 Wolohan Lumber Co......................     12,300         246,062
 *Wolverine Tube, Inc...................     94,600         543,950
 *Women First HealthCare, Inc...........     58,600         315,561
 Woodhead Industries, Inc...............    174,650       2,166,533
 Woodward Governor Co...................     13,100         559,567
 *Workflow Management, Inc..............    131,600         294,126
 *Workgroup Technology Corp.............      6,700          13,266
 *World Acceptance Corp.................    182,000       1,272,180
 World Fuel Services Corp...............     92,300       1,859,845
 *WorldGate Communications, Inc.........     51,600          43,860
 *Worldwide Restaurant Concepts, Inc....    246,324         554,229
 WSFS Financial Corp....................     12,200         400,587
 X-Rite, Inc............................    173,100       1,334,601
 *Xanser Corp...........................    303,900         501,435
 *Xeta Corp.............................     85,400         318,115
 *Xetel Corp............................     71,000             639
 *Xicor, Inc............................    209,650         904,640
 *#XM Satellite Radio Holdings, Inc.....     14,100          35,462
 Yardville National Bancorp.............     56,267       1,056,413
 *Young Broadcasting, Inc. Class A......     43,900         642,038
 *Youthstream Media Networks, Inc.......     13,600           3,196
 *Zamba Corp............................    309,600          37,030
 *Zany Brainy, Inc......................     94,342           1,321
 *Zap.com Corp..........................        650              62
 *Zapata Corp...........................     13,360         395,322
 *Zevex International, Inc..............     26,500          52,205
 Ziegler Co., Inc.......................      4,200          61,950
 *Zila, Inc.............................     84,502          88,305
 *ZipLink, Inc..........................      1,800               1
 *#ZixIt Corp...........................     43,900         172,966
 *Zoll Medical Corp.....................     23,200         854,224
 *Zoltek Companies, Inc.................    130,900         381,574
 *Zomax, Inc............................     84,100         363,733
 *#Zonagen, Inc.........................     73,500          83,423
 *Zones, Inc............................    148,400         158,046
 *Zoran Corp............................     71,400       1,536,885
                                           SHARES        VALUE+
                                           ------        ------
 *Zygo Corp.............................     53,500  $      420,510
 *Zymetx, Inc...........................     35,300             141
                                                     --------------
TOTAL COMMON STOCKS
  (Cost $1,641,737,521).................              1,589,024,372
                                                     --------------
RIGHTS/WARRANTS -- (0.0%)
 *Anacomp, Inc. Warrants 12/10/06.......        817             217
 *#Angeion Corp. Warrants 10/31/07......      1,294               0
 *Chiquita Brands International, Inc.
   Warrants 03/19/09....................        546           2,102
 *Del Global Technologies Corp.
   Warrants 03/28/08....................      4,265           3,625
 *Imperial Credit Industries, Inc.
   Warrants 01/31/08....................      1,010               0
 *Imperial Sugar Co. Warrants 08/29/08..      2,543             572
 *Magnum Hunter Resources Warrants
   03/21/05.............................     42,340          11,855
 PMR Corp. Contingent Value Rights
   08/05/04.............................     61,200               0
 *Safety Components International, Inc.
   Warrants 04/10/03....................      5,056             784
 *#Timco Aviation Services Warrants
   12/31/07.............................     16,471               0
                                                     --------------
TOTAL RIGHTS/WARRANTS
  (Cost $10,197)........................                     19,155
                                                     --------------

                                            FACE
                                           AMOUNT
                                           ------
                                            (000)
BONDS -- (0.0%)
 *Del Global Technologies Corp.
   Subordinated Promissory Note 6.0%,
   3/28/07
   (Cost $0)............................  $       9               0
                                                     --------------
TEMPORARY CASH
  INVESTMENTS -- (2.1%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collaterlaized by $32,538,000 U.S.
   Treasury Notes 7.25%, 05/15/04,
   valued at $35,181,713) to be
   repurchased at $34,664,495
   (Cost $34,661,000)...................     34,661      34,661,000
                                                     --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,676,408,718)++...............             $1,623,704,527
                                                     ==============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $1,678,659,609.

                See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                            SHARES        VALUE+
                                            ------        ------
UNITED KINGDOM -- (24.5%)
COMMON STOCKS -- (24.5%)
 3I Group P.L.C.........................     100,070  $      926,473
 *AWG P.L.C.............................      94,550         596,574
 Abbey National P.L.C...................     255,577       2,574,977
 Aggregate Industries P.L.C.............   1,841,409       2,277,872
 Alliance & Leicester P.L.C.............     348,000       4,440,224
 Allied Domecq P.L.C....................     749,994       4,443,340
 Antofagasta Holdings P.L.C.............     256,000       2,212,768
 Arriva P.L.C...........................     231,050       1,024,620
 Associated British Foods P.L.C.........     805,096       6,940,156
 Associated British Ports Holdings
   P.L.C................................     378,800       2,357,663
 Aviva P.L.C............................   2,387,719      20,378,475
 BAA P.L.C..............................   1,317,424      10,741,593
 BAE Systems P.L.C......................     627,360       1,652,180
 BBA Group P.L.C........................     181,000         577,357
 BG Group P.L.C.........................   2,288,548       8,617,618
 BOC Group P.L.C........................     157,815       2,197,775
 BPB P.L.C..............................     458,500       1,967,282
 Barratt Developments P.L.C.............     253,000       1,594,364
 Bellway P.L.C..........................      38,000         269,034
 Berkeley Group P.L.C...................     192,192       1,689,645
 Britannic P.L.C........................     279,800       1,539,037
 *British Airways P.L.C.................   1,541,331       3,957,234
 British Land Co. P.L.C.................     758,822       5,183,418
 Brixton Estate P.L.C...................     346,685       1,192,173
 Cable and Wireless P.L.C...............   1,998,481       2,549,915
 Canary Wharf Group P.L.C...............     552,200       2,285,545
 *Carphone Warehouse Group P.L.C........     298,000         454,417
 Chelsfield P.L.C.......................     403,344       1,713,366
 *#Colt Telecom Group P.L.C.............   1,967,000       1,308,435
 *Cookson Group P.L.C...................   2,041,312         786,134
 *Corus Group P.L.C.....................   4,456,227       2,374,869
 Debenhams P.L.C........................     345,003       1,648,060
 FKI P.L.C..............................     320,000         476,761
 *Friends Provident P.L.C...............     343,456         788,270
 Galen Holdings P.L.C...................     260,000       2,164,407
 Granada Compass P.L.C..................   1,515,755       2,252,393
 Great Portland Estates P.L.C...........     118,365         407,952
 Great Universal Stores P.L.C...........     327,879       3,004,974
 Greene King P.L.C......................     104,000       1,138,438
 HBOS P.L.C.............................     130,000       1,408,887
 Hammerson P.L.C........................     394,300       3,024,722
 Hanson P.L.C...........................     791,738       3,991,520
 Hilton Group P.L.C.....................   2,225,017       6,379,001
 IMI P.L.C..............................      24,000         103,350
 *International Power P.L.C.............   1,591,400       2,630,996
 Johnson Matthey P.L.C..................      86,013       1,150,998
 Kelda Group P.L.C......................     161,510         947,442
 Kingfisher P.L.C.......................     184,203         635,583
 Liberty International P.L.C............     404,297       3,711,627
 #Logica P.L.C..........................     586,400       1,576,245
 Luminar P.L.C..........................      55,000         389,391
 MFI Furniture Group P.L.C..............     135,900         255,868
 *MM02 P.L.C............................   5,099,306       4,046,631
 Marks & Spencer Group P.L.C............   1,141,770       6,093,749
 Mersey Docks & Harbour Co. P.L.C.......      53,050         447,813
                                            SHARES        VALUE+
                                            ------        ------
 Millennium and Copthorne Hotels
   P.L.C................................     402,000  $    1,341,730
 National Grid Group P.L.C..............     999,948       6,709,936
 Novar P.L.C............................     533,864         876,385
 #P & 0 Princess Cruises P.L.C..........     511,118       3,960,612
 Peninsular & Oriental Steam Navigation
   Co...................................   1,000,477       2,848,853
 Pennon Group P.L.C.....................      54,419         508,905
 Persimmon P.L.C........................      81,851         527,274
 Pilkington P.L.C.......................   1,789,824       1,789,350
 Pillar Property P.L.C..................     130,720         799,367
 RAC P.L.C..............................      93,100         640,300
 RMC Group P.L.C........................     372,000       2,436,895
 Rank Group P.L.C.......................      17,663          77,504
 Rexam P.L.C............................     463,824       2,778,598
 Rio Tinto P.L.C........................     300,000       6,077,767
 Rolls-Royce P.L.C......................   2,363,457       4,780,825
 Royal & Sun Alliance Insurance Group
   P.L.C................................   2,043,196       4,681,415
 Royal Bank of Scotland Group P.L.C.....     206,092       5,284,820
 Safeway P.L.C..........................   1,512,810       5,131,599
 Sainsbury (J.) P.L.C...................   2,411,980      11,090,293
 Scottish & Newcastle P.L.C.............     642,819       4,511,044
 Scottish Power P.L.C...................     489,609       2,575,004
 Severn Trent P.L.C.....................     210,597       2,034,959
 Six Continents P.L.C...................   1,054,070       9,266,799
 Slough Estates P.L.C...................     610,100       3,215,823
 Smith (David S.) Holdings P.L.C........     256,000         591,532
 Smith (W.H.) P.L.C.....................     234,000       1,237,960
 Tate & Lyle P.L.C......................     520,200       2,590,193
 Taylor Woodrow P.L.C...................     887,336       2,471,456
 Tesco P.L.C............................   3,098,667       9,787,748
 Thistle Hotels P.L.C...................     686,707       1,287,569
 Trinity Mirror P.L.C...................     415,340       2,413,827
 United Business Media P.L.C............     237,262       1,157,384
 United Utilities P.L.C.................     265,595       2,487,873
 Vodafone Group P.L.C...................   2,982,728       5,662,201
 Whitbread P.L.C........................     420,605       3,710,815
 Wilson Bowden P.L.C....................      96,900       1,200,940
 Wimpey (George) P.L.C..................     423,170       1,580,294
 Wolseley P.L.C.........................     504,406       4,285,334
 Wolverhampton & Dudley Breweries
   P.L.C................................      28,300         245,055
                                                      --------------
TOTAL -- UNITED KINGDOM
  (Cost $290,661,703)...................                 274,155,849
                                                      --------------
JAPAN -- (19.1%)
COMMON STOCKS -- (18.7%)
 #AIOI Insurance Co., Ltd...............     928,735       1,743,533
 Aichi Steel Works, Ltd.................      35,000         171,979
 #Aisin Seiki Co., Ltd..................     137,000       1,831,661
 #Amada Co., Ltd........................     376,000       1,184,638
 Aoyama Trading Co., Ltd................      47,700         599,973
 #Asahi Kasei Corp......................     289,000         679,362
 Asahi National Broadcasting Co., Ltd...         202         296,780
 Asatsu-Dk, Inc.........................      17,600         327,535
 Autobacs Seven Co., Ltd................      12,300         255,005
 #Awa Bank, Ltd.........................     196,600         869,748
 #Bank of Kyoto, Ltd....................     347,400       1,276,007

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 #Bank of Nagoya, Ltd...................     185,000  $      863,731
 Benesse Corp...........................       6,500          79,582
 Canon Sales Co., Inc...................     124,900         719,744
 #Casio Computer Co., Ltd...............      92,000         551,932
 #Chiba Bank, Ltd.......................     941,000       2,826,494
 #Chudenko Corp.........................      84,460       1,075,440
 Chugoku Bank, Ltd......................     238,800       1,417,031
 Citizen Watch Co., Ltd.................     318,000       1,575,529
 Coca-Cola West Japan Co., Ltd..........      14,900         234,722
 #Cosmo Oil Co., Ltd....................     764,000         935,395
 *Dai Nippon Ink & Chemicals, Inc.......     236,000         400,669
 Dai Nippon Printing Co., Ltd...........      99,000       1,174,925
 #Daicel Chemical Industries, Ltd.......     485,000       1,318,246
 #Daihatsu Motor Co., Ltd...............     145,000         433,171
 #Daishi Bank, Ltd......................     355,000       1,103,987
 #Daiwa House Industry Co., Ltd.........     663,000       3,544,586
 Denso Corp.............................      22,500         362,527
 Ebara Corp.............................      18,000          62,882
 #Ezaki Glico Co., Ltd..................     174,600         981,915
 Fuji Electric Co., Ltd.................      54,000         103,138
 Fuji Fire & Marine Insurance Co.,
   Ltd..................................     215,000         387,830
 #Fuji Heavy I..........................     244,000         866,343
 #Fuji Photo Film Co., Ltd..............     355,000      11,532,463
 Fujikura, Ltd..........................     131,000         344,301
 Fujitsu, Ltd...........................     124,000         443,309
 Fukui Bank, Ltd........................     343,000       1,128,262
 #Fukuoka Bank, Ltd.....................     215,000         817,777
 #Fukuyama Transporting Co., Ltd........     266,000         901,032
 Furukawa Electric Co., Ltd.............     131,000         319,708
 Futaba Corp............................      16,000         342,162
 Gunma Bank, Ltd........................     173,000         751,222
 Gunze, Ltd.............................      77,000         262,711
 #Hachijuni Bank, Ltd...................     185,000         816,920
 #Hanshin Electric Railway Co., Ltd.....     141,000         344,113
 Heiwa Corp.............................      12,000         147,019
 #Higo Bank, Ltd........................     308,000       1,184,083
 Hino Motors, Ltd.......................      43,000         133,371
 Hiroshima Bank, Ltd....................     100,000         327,307
 Hitachi Cable, Ltd.....................     127,000         327,568
 Hitachi Maxell, Ltd....................      96,000       1,206,709
 #Hitachi Metals, Ltd...................     360,000         999,061
 Hitachi, Ltd...........................   3,734,000      15,878,982
 #Hokkoku Bank, Ltd.....................     120,000         467,208
 Hokuetsu Paper Mills, Ltd..............     162,000         813,206
 *Hokuriku Bank, Ltd....................     891,000       1,323,609
 #House Foods Corp......................     117,000       1,065,763
 #Hyakugo Bank, Ltd. (105th Bank).......     258,000         903,416
 #Hyakujishi Bank, Ltd..................     314,000       1,624,911
 Ishikawajima-Harima Heavy Industries
   Co., Ltd.............................     180,000         193,935
 Itochu Corp............................     120,000         276,211
 #Iyo Bank, Ltd.........................     110,000         585,398
 *JFE Holdings, Inc.....................      56,300         662,191
 Japan Airport Terminal Co., Ltd........      33,000         197,976
 Joyo Bank, Ltd.........................     299,000         815,133
 #Juroku Bank, Ltd......................     349,000       1,264,792
 #Kamigumi Co., Ltd.....................     357,000       1,593,919
 Kandenko Co., Ltd......................     266,000         803,330
 *Kawasaki Heavy Industries, Ltd........     433,000         360,495
 Kikkoman Corp..........................     259,000       1,670,081
 Kinden Corp............................      90,000         285,026
 Kirin Brewery Co., Ltd.................     201,000       1,210,774
                                            SHARES        VALUE+
                                            ------        ------
 Kissei Pharmaceutical Co., Ltd.........      41,000  $      488,593
 *#Kobe Steel, Ltd......................   2,632,000       1,353,434
 Kokuyo Co., Ltd........................      43,000         362,560
 #Komatsu, Ltd..........................   1,279,000       4,562,077
 #Komori Corp...........................      74,000         692,797
 Koyo Seiko Co..........................     198,000         871,093
 Kubota Corp............................     140,000         374,811
 Kuraray Co., Ltd.......................     127,000         773,309
 Lion Corp..............................     297,000       1,241,186
 #Makita Corp...........................     209,000       1,526,792
 *#Marubeni Corp........................   1,942,000       1,791,176
 Marui Co., Ltd.........................      28,000         279,966
 #Maruichi Steel Tube, Ltd..............     117,000       1,329,339
 Matsushita Electric Industrial Co.,
   Ltd..................................   1,977,135      20,285,337
 #Matsushita Electric Works, Ltd........     202,000       1,193,715
 #Meiji Seika Kaisha, Ltd. Tokyo........     127,000         342,080
 #Michinoku Bank, Ltd...................     187,000       1,042,493
 *Millea Holdings, Inc..................          46         360,220
 Mitsubishi Corp........................      40,000         252,051
 #Mitsubishi Heavy Industries, Ltd......     695,000       1,764,233
 Mitsubishi Logistics Corp..............      55,000         283,271
 *#Mitsubishi Materials Corp............     975,000       1,098,233
 #Mitsubishi Securities Co., Ltd........      91,000         415,949
 Mitsui Chemicals, Inc..................     116,800         490,977
 *Mitsui Engineering and Shipbuilding
   Co., Ltd.............................     781,000         675,721
 Mitsui Trust Holdings..................     279,000         439,513
 Mizuho Holdings, Inc...................       1,192       1,332,930
 Musashino Bank, Ltd....................       2,500          76,521
 NGK Spark Plug Co., Ltd................      46,000         318,769
 NSK, Ltd...............................     179,000         495,294
 NTN Corp...............................      16,000          54,197
 Namco, Ltd.............................       5,500          88,707
 #Nanto Bank, Ltd.......................     317,000         983,226
 Nichicon Corp..........................      14,600         165,645
 Nichirei Corp..........................      97,000         287,401
 Nihon Unisys, Ltd......................      19,700         122,366
 Nippon Broadcasting System, Inc........      10,500         293,964
 #Nippon Electric Glass Co., Ltd........      44,000         460,776
 Nippon Kayaku Co., Ltd.................      53,000         205,052
 Nippon Meat Packers, Inc., Osaka.......     100,000         895,400
 #Nippon Mitsubishi Oil Corp............   1,871,050       7,483,282
 Nippon Sanso Corp......................      30,000          95,498
 Nippon Sheet Glass Co., Ltd............     151,000         309,358
 Nippon Shokubai Co., Ltd...............     163,000         702,477
 Nipponkoa Insurance Co., Ltd...........      45,000         163,449
 #Nishimatsu Construction Co., Ltd......     364,000       1,051,757
 #Nishi-Nippon Bank, Ltd................     156,540         413,982
 #Nissay Dowa General Insurance Co.,
   Ltd..................................     383,000       1,363,000
 Nisshin Seifun Group, Inc..............      96,000         625,295
 #Nisshinbo Industries, Inc.............     305,000       1,180,018
 Obayashi Corp..........................     520,000       1,145,982
 #Ogaki Kyoritsu Bank, Ltd..............      50,000         209,362
 Oji Paper Co., Ltd.....................     275,000       1,173,938
 *#Oki Electric Industry Co., Ltd.......     208,000         373,505
 Okumura Corp...........................      45,000         132,229
 Onward Kashiyama Co., Ltd..............      57,000         428,960
 Pioneer Electronic Corp................      60,000       1,175,366
 *Resona Holdings, Inc..................   1,873,000       1,054,867
 #SFCG Co., Ltd.........................       3,860         308,762
 San In Godo Bank, Ltd..................      35,000         176,835

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CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Santen Pharmaceutical Co., Ltd.........      18,000  $      179,978
 Sanyo Shinpan Finance Co., Ltd.........      12,900         235,857
 #Sapporo Hokuyo Holdings, Inc..........         110         449,822
 Seino Transportation Co., Ltd..........      58,000         350,798
 Sekisui Chemical Co., Ltd..............     557,000       1,450,296
 Sekisui House, Ltd.....................     942,000       6,827,701
 Seventy-seven (77) Bank, Ltd...........     130,000         488,103
 #Shiga Bank, Ltd.......................     272,000       1,012,382
 #Shikoku Bank, Ltd.....................      72,000         370,240
 Shimachu Co., Ltd......................      20,200         399,828
 Shimadzu Corp..........................     181,000         505,260
 Shimizu Corp...........................     997,000       2,555,262
 #Shinko Securities Co., Ltd............     275,000         347,916
 Shizuoka Bank, Ltd.....................     162,000       1,012,872
 Showa Shell Sekiyu KK..................     110,000         674,285
 #Softbank Corp.........................      99,100       1,124,344
 #Sumitomo Corp.........................     430,000       1,874,219
 #Sumitomo Electric Industries, Ltd.....     154,000         979,194
 Sumitomo Forestry Co., Ltd.............     139,000         766,959
 *Sumitomo Metal Industries, Ltd.
   Osaka................................   1,481,000         543,974
 Sumitomo Metal Mining Co., Ltd.........     313,000       1,044,909
 Sumitomo Realty & Development Co.,
   Ltd..................................      25,000         107,538
 Sumitomo Rubber........................      43,000         182,157
 Sumitomo Trust & Banking Co., Ltd......      21,000          91,532
 Suruga Bank, Ltd.......................      87,000         383,463
 Suzuken Co., Ltd.......................      26,400         616,284
 Suzuki Motor Corp......................      14,000         148,210
 TDK Corp...............................      10,100         445,994
 #Taiheiyo Cement Corp..................   1,209,800       1,698,450
 Taisei Corp............................   1,325,000       2,238,705
 #Takashimaya Co., Ltd..................     214,000         831,441
 Teijin, Ltd............................     893,000       2,193,959
 #Teikoku Oil Co., Ltd..................     346,000       1,268,040
 Toho Bank, Ltd.........................     254,000         872,824
 Tokuyama Corp..........................     248,000         645,733
 Tokyo Broadcasting System, Inc.........      10,000         143,656
 Tokyo Style Co., Ltd...................     133,000       1,102,950
 Toppan Printing Co., Ltd...............     125,000         921,316
 Toray Industries, Inc..................     281,000         637,620
 Tostem Inax Holding Corp...............      25,000         341,591
 Toto, Ltd..............................     247,000         850,785
 #Toyo Seikan Kaisha, Ltd...............     287,600       3,140,911
 Toyo Suisan Kaisha, Ltd................       7,000          60,564
 Toyota Auto Body Co., Ltd..............      86,000         869,722
 Toyota Industries Corp.................      76,500       1,142,052
 #Toyota Tsusho Corp....................     314,000       1,455,756
 *#UFJ Holdings, Inc....................       1,236       1,272,063
 UFJ Tsubasa Securities Co. Ltd.........      37,000          57,381
 #UNY Co., Ltd..........................      64,000         592,907
 *Victor Co. of Japan, Ltd..............     246,000       1,706,729
 #Wacoal Corp...........................     149,000       1,208,880
 #Yamagata Bank, Ltd....................     153,700         671,179
 #Yamaguchi Bank, Ltd...................     133,000         857,609
 #Yamaha Corp...........................      70,000         675,917
 Yamazaki Baking Co., Ltd...............      74,000         405,289
 #Yokogawa Electric Corp................     337,000       2,173,040
 Yokohama Rubber Co., Ltd...............     410,000       1,017,345
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $356,005,735)...................                 210,444,381
                                                      --------------
                                            SHARES        VALUE+
                                            ------        ------
INVESTMENT IN CURRENCY -- (0.4%)
 *Japanese Yen
   (Cost $4,113,037)....................              $    4,089,392
                                                      --------------
TOTAL -- JAPAN
  (Cost $360,118,772)...................                 214,533,773
                                                      --------------
FRANCE -- (10.0%)
COMMON STOCKS -- (10.0%)
 AGF (Assurances Generales de France
   SA)..................................     116,614       4,338,543
 AXA....................................     210,905       3,388,293
 Air France.............................      34,700         431,480
 Air Liquide............................       8,848       1,170,503
 Alcatel SA.............................     195,750       1,119,673
 *Alstom SA.............................      44,404         333,054
 Arcelor SA.............................     167,800       2,203,370
 BNP Paribas SA.........................     649,686      26,497,748
 #Beghin-Say............................      18,900         688,120
 Cap Gemini SA..........................      19,800         633,633
 Cereol.................................         700          22,297
 Compagnie de Saint-Gobain..............     263,885       7,972,253
 Compagnie Francaise d'Etudes et de
   Construction Technip SA..............       3,900         305,518
 Credit Lyonnais SA.....................      57,100       2,854,262
 De la Rue Imperiale de Lyon............       5,000         626,704
 Eiffage SA.............................       2,277         172,147
 Esso SA................................         686          54,559
 *Euler-Hermes SA.......................       3,663          76,885
 Faurecia SA............................       3,500         145,534
 Fimalac SA.............................      16,423         438,160
 Fonciere Lyonnaise SA..................      10,950         320,246
 #France Telecom SA.....................     188,321       3,372,041
 Gecina SA..............................       3,400         337,206
 Generale des Establissements Michelin
   SA Series B..........................      88,300       3,064,667
 *Havas SA..............................      44,400         237,622
 Imerys SA..............................      11,000       1,313,093
 LaFarge SA.............................      23,336       1,898,897
 LaFarge SA Prime Fidelity..............      79,266       6,288,387
 Lagardere S.C.A. SA....................      10,900         500,403
 *Orange SA.............................     275,500       2,096,547
 Pechiney SA Series A...................      55,475       2,114,127
 Peugeot SA.............................     224,200      10,114,269
 #Rallye SA.............................      18,020         661,459
 Remy Cointreau SA......................      28,750         852,267
 *Renault SA............................      19,000         938,225
 *Rexel SA..............................       7,500         305,891
 Schneider SA...........................      16,095         782,127
 Seb Prime Fid..........................       9,000         716,233
 Societe des Ciments de Francais........      24,900       1,264,494
 #Societe Financiere Interbail SA.......      11,550         361,921
 Societe Generale, Paris................     293,528      16,526,754
 Valeo SA...............................      53,800       1,760,758
 Vivendi Universal SA...................     171,927       2,803,139
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $87,456,684)....................                 112,103,509
                                                      --------------

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
                                            SHARES        VALUE+
                                            ------        ------
RIGHTS/WARRANTS -- (0.0%)
 *Rallye SA Series A Warrants
   11/30/03.............................      18,020  $        2,330
 *Rallye SA Series B Warrants
   11/30/05.............................      18,020           3,764
                                                      --------------
TOTAL RIGHTS/WARRANTS
  (Cost $13,859)........................                       6,094
                                                      --------------
TOTAL -- FRANCE
  (Cost $87,470,543)....................                 112,109,603
                                                      --------------
SWITZERLAND -- (7.1%)
COMMON STOCKS -- (7.1%)
 *#ABB, Ltd.............................     462,000       1,547,879
 Baloise-Holding........................     330,660      14,968,093
 Ciba Spezialitaetenchemie Holding AG...       7,000         506,097
 Cie Financiere Richemont AG
   Series A.............................   1,045,100      19,726,711
 Clariant AG............................      12,800         228,231
 *Credit Swisse Group...................     164,100       3,860,760
 *Crossair AG, Basel....................      21,730         512,704
 Givaudan SA............................       2,952       1,227,836
 Helvetia Patria Holding................      24,167       2,671,809
 Holcim, Ltd............................      23,120       4,605,578
 Jelmoli Holding AG.....................         500         313,467
 Luzerner Kantonalbank AG...............       9,427         981,840
 Pargesa Holding SA, Geneve.............       1,935       3,259,763
 Rieters Holdings.......................       5,810       1,124,079
 Schindler Holding AG...................      34,690       5,928,176
 Sig Holding AG.........................      44,130       4,521,852
 *#Swiss Life Holdings..................      44,280       3,731,268
 Syngenta AG............................      27,000       1,528,910
 *UBS AG................................      42,000       2,116,407
 Unaxis Holding AG......................      48,800       3,865,418
 Valora Holding AG......................       4,760         853,547
 Zurich Financial SVCS AG...............      15,608       1,680,628
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $75,368,241)....................                  79,761,053
                                                      --------------
RIGHTS/WARRANTS -- (0.0%)
 *Swiss Life Holdings Rights 12/03/02
   (Cost $0)............................      22,140               0
                                                      --------------
TOTAL -- SWITZERLAND
  (Cost $75,368,241)....................                  79,761,053
                                                      --------------
GERMANY -- (6.3%)
COMMON STOCKS -- (6.3%)
 Allianz AG.............................       5,000         562,541
 BASF AG................................     490,050      19,085,070
 BHW Holding AG.........................      34,600         302,887
 *Bankgesellschaft Berlin AG............     233,550         374,048
 Bayer AG...............................     168,100       3,866,136
 Bayerische Vereinsbank AG..............     337,110       5,583,512
 *Berliner Kraft & Licht Bewag AG.......     158,800       2,211,567
 #Commerzbank AG........................     408,050       3,799,363
 *Continental AG........................      44,100         715,069
 DaimlerChrysler AG.....................      15,400         562,223
 Degussa AG.............................       7,800         227,344
 Deutsche Bank AG.......................     359,305      18,103,574
 *Deutsche Lufthansa AG.................     305,250       3,416,094
                                            SHARES        VALUE+
                                            ------        ------
 E.ON AG................................       7,600  $      328,114
 Fresenius Medical Care AG..............      27,600       1,247,856
 Heidelberger Druckmaschinen AG.........       4,200         108,420
 #Heidelberger Zement AG................      34,836       1,278,722
 #Hochtief AG...........................      56,150         781,987
 Karstadt Quelle AG.....................      20,000         367,865
 Linde AG...............................      76,000       2,865,328
 MAN AG.................................      88,000       1,326,224
 MG Technologies AG.....................       2,100          15,459
 Merck KGAA.............................      36,000         909,615
 SCA Hygiene Products AG................       3,550         794,571
 ThyssenKrupp AG........................     108,750       1,312,235
 Volkswagen AG..........................      15,550         632,667
                                                      --------------
TOTAL -- GERMANY
  (Cost $94,433,585)....................                  70,778,491
                                                      --------------
NETHERLANDS -- (5.9%)
COMMON STOCKS -- (5.9%)
 ABN-AMRO Holding NV....................   1,167,315      20,042,434
 Aegon NV...............................     140,423       2,269,934
 DSM NV.................................      74,537       3,358,858
 Hagemeyer NV...........................      30,531         248,437
 Ing Groep NV...........................   1,462,114      27,852,976
 *Koninklijke KPN NV....................     278,922       1,853,450
 Koninklijke Numico NV..................      18,500         226,359
 Koninklijke Philips Electronics NV.....     405,906       8,907,433
 Koninklijke Vendex KBB NV..............      12,244         128,133
 NV Holdingsmij de Telegraaf............       6,800         104,848
 Oce NV.................................       9,700         110,484
 Vedior NV..............................      45,100         356,669
 Vnu NV.................................      27,700         828,030
                                                      --------------
TOTAL -- NETHERLANDS
  (Cost $42,836,642)....................                  66,288,045
                                                      --------------
AUSTRALIA -- (4.1%)
COMMON STOCKS -- (4.1%)
 AMP, Ltd...............................     513,365       3,789,809
 AXA Asia Pacific Holdings, Ltd.........   1,839,950       2,592,657
 Australian Provincial Newspaper
   Holdings, Ltd........................     448,540         737,792
 *BHP Steel Ltd.........................     308,100         548,298
 Boral, Ltd.............................     720,243       1,698,219
 CSR, Ltd...............................   1,155,484       4,054,239
 Commonwealth Bank of Australia.........      47,864         729,532
 Goodman Fielder, Ltd...................   1,594,612       1,342,801
 Insurance Australiz Group, Ltd.........   1,358,900       1,952,958
 Lion Nathan, Ltd.......................     658,500       1,951,889
 MIM Holdings...........................   2,461,213       2,141,639
 Mayne Nickless, Ltd....................     320,950         569,364
 Mirvac, Ltd............................     762,424       1,780,554
 Normandy Mining Corp...................     721,573       1,660,846
 Orica, Ltd.............................     329,125       1,923,433
 Origin Energy, Ltd.....................     662,019       1,337,945
 Paperlinx, Ltd.........................     397,600       1,084,796
 Publishing and Broadcasting, Ltd.......     579,260       2,660,065
 QBE Insurance Group, Ltd...............     195,424         877,674
 Quantas Airways, Ltd...................   1,627,018       3,461,760
 Santos, Ltd............................     716,272       2,412,651
 #Seven Network, Ltd....................     160,363         415,021
 Southcorp, Ltd.........................      62,591         165,500

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
                                            SHARES        VALUE+
                                            ------        ------
 Stockland Trust Group..................      20,641  $       56,548
 WMC, Ltd...............................   1,226,532       5,728,852
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $43,647,392)....................                  45,674,842
                                                      --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $16,635).......................                      16,904
                                                      --------------
TOTAL -- AUSTRALIA
  (Cost $43,664,027)....................                  45,691,746
                                                      --------------
ITALY -- (4.0%)
COMMON STOCKS -- (4.0%)
 *#Banca Monte Dei Paschi di Siena
   SpA..................................     242,000         586,187
 *Banca Nazionale del Lavoro SpA........     733,000         920,935
 Banca Popolare di Lodi Scarl...........     116,000       1,005,073
 *Banca Popolare di Milano..............     325,400       1,152,363
 Banca Toscana..........................     607,000       2,813,819
 Banco Popolare di Verona e Novara
   SpA..................................      60,000         665,499
 #Beni Stabili SpA, Roma................     493,000         235,892
 Buzzi Unicem SpA.......................      63,000         432,425
 CIR SpA (Cie Industriale Riunite),
   Torino...............................     500,000         519,766
 #Capitalia SpA.........................   2,022,125       3,369,337
 #Compagnia Assicuratrice Unipol SpA....     254,000       1,010,684
 *#E.Biscom SpA.........................      16,000         512,504
 #Fiat SpA..............................     482,482       4,655,587
 IFIL Finanziaria Partecipazioni SpA....     510,187       2,004,694
 *#Ing C.Olivetti & C SpA, Ivrea........   2,565,000       3,018,518
 Intesabci SpA..........................   6,148,212      13,424,711
 #Italcementi Fabriche Riunite Cemento
   SpA, Bergamo.........................     378,560       3,690,476
 #Parmalat Finanziaria SpA..............     468,000       1,121,978
 #Pirelli SpA...........................   1,115,000       1,197,899
 #Rinascente per l'Esercizio di Grande
   Magazzini SpA........................     252,500       1,117,746
 #SAI SpA (Sta Assicuratrice
   Industriale), Torino.................      40,000         624,714
 #Societe Cattolica di Assicurazoni
   Scarl SpA............................       8,000         181,605
 *Tiscali SpA...........................      33,000         192,040
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $52,393,106)....................                  44,454,452
                                                      --------------
RIGHTS/WARRANTS -- (0.0%)
 *Fiat SpA Warrants 01/31/07
   (Cost $0)............................      51,693          16,610
                                                      --------------
TOTAL -- ITALY
  (Cost $52,393,106)....................                  44,471,062
                                                      --------------
SPAIN -- (3.6%)
COMMON STOCKS -- (3.6%)
 Acerinox SA............................     130,740       5,070,880
 *Arcelor SA............................      30,000         381,991
 Aurea Concesiones de Infraestructuras
   del Estado SA........................     155,700       3,322,290
 Autopistas Concesionaria Espanola SA...     500,301       5,335,164
 Banco de Andalucia.....................         900          42,526
 Banco Pastor SA........................     118,800       2,069,303
                                            SHARES        VALUE+
                                            ------        ------
 Cementos Portland SA...................         900  $       32,991
 Cia Espanola de Petroleous SA..........     449,382       7,823,036
 Corporacion Mapfre Compania
   Internacional de Reaseguros SA.......     108,900         814,643
 Ebro Puleva SA.........................      16,020         152,031
 Endesa SA, Madrid......................     190,892       2,261,627
 Iberdrola SA...........................     535,000       6,929,252
 Iberia Lineas Aereas de Espana SA......      40,100          67,015
 Metrovacesa SA.........................     104,144       2,253,280
 Repsol SA..............................      53,700         676,285
 Sol Melia SA...........................       6,400          29,859
 *#Terra Networks SA....................      27,300         140,674
 #Union Fenosa SA.......................     230,000       3,059,010
                                                      --------------
TOTAL -- SPAIN
  (Cost $31,651,619)....................                  40,461,857
                                                      --------------
SWEDEN -- (3.1%)
COMMON STOCKS -- (3.1%)
 Gambro AB Series A.....................     351,000       2,148,897
 Gambro AB Series B.....................     125,700         769,562
 Holmen AB Series A.....................       6,300         170,264
 Holmen AB Series B.....................      82,900       2,203,875
 SSAB Swedish Steel Series A............     107,700       1,253,382
 SSAB Swedish Steel Series B............      38,000         414,987
 Skandinaviska Enskilda Banken
   Series A.............................     196,000       1,816,146
 Skandinaviska Enskilda Banken
   Series C.............................       9,800          83,240
 Svenska Cellulosa AB Series A..........      57,000       1,983,762
 Svenska Cellulosa AB Series B..........     266,500       9,230,863
 Svenska Kullagerfabriken AB
   Series A.............................      68,400       1,927,802
 Svenska Kullagerfabriken AB
   Series B.............................      89,700       2,538,021
 Volvo AB Series A......................     194,100       3,511,436
 Volvo AB Series B......................     374,883       7,037,995
                                                      --------------
TOTAL -- SWEDEN
  (Cost $32,709,731)....................                  35,090,232
                                                      --------------
HONG KONG -- (2.3%)
COMMON STOCKS -- (2.3%)
 Hang Lung Development Co., Ltd.........   1,765,000       1,471,088
 #Hang Lung Properties, Ltd.............   3,841,000       3,595,404
 Hysan Development Co., Ltd.............   1,361,367       1,029,930
 Kerry Properties, Ltd..................   1,308,130       1,056,749
 #New World Development Co., Ltd........   2,333,874       1,369,144
 Shangri-La Asia, Ltd...................   3,029,066       1,961,466
 #Sino Land Co., Ltd....................   4,976,107       1,738,749
 Swire Pacific, Ltd. Series A...........   1,062,000       4,357,677
 *Tsim Sha Tsui Properties, Ltd.........     948,000         917,774
 Wharf Holdings, Ltd....................   3,251,214       6,857,914
 Wheelock and Co., Ltd..................   2,699,000       1,920,775
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $46,771,677)....................                  26,276,670
                                                      --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $23,358).......................                      23,357
                                                      --------------
TOTAL -- HONG KONG
  (Cost $46,795,035)....................                  26,300,027
                                                      --------------

                                      215
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
                                            SHARES        VALUE+
                                            ------        ------
FINLAND -- (2.2%)
COMMON STOCKS -- (2.2%)
 Fortum Oyj.............................   1,071,385  $    6,160,202
 Huhtamaki Van Leer Oyj.................       2,300          21,164
 Kesko Oyj..............................     232,100       2,712,905
 M-real Oyj Series B....................     437,500       3,546,968
 Metso Oyj..............................     171,757       1,794,012
 Outokumpu Oyj Series A.................     351,300       3,407,253
 Pohjola Group P.L.C. Series D..........       9,200         137,278
 Stora Enso Oyj Series R................     547,800       6,702,684
 Wartsila Corp. Oyj Series B............      47,700         567,032
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $24,172,422)....................                  25,049,498
                                                      --------------
RIGHTS/WARRANTS -- (0.0%)
 *Outokumpu Oyj Series A Rights 12/17/02
   (Cost $0)............................     351,300               0
                                                      --------------
TOTAL -- FINLAND
  (Cost $24,172,422)....................                  25,049,498
                                                      --------------
BELGIUM -- (1.6%)
COMMON STOCKS -- (1.6%)
 *Banque Bruxelles Lambert VVPR.........         128               3
 Fortis AG..............................     409,133       7,244,462
 Groupe Bruxelles Lambert...............      55,500       2,228,259
 #Nationale a Portefeuille..............       4,029         428,847
 Sofina SA..............................      10,500         339,464
 Solvay SA..............................      60,790       3,991,147
 Suez (ex Suez Lyonnaise des Eaux)......      95,400       1,716,756
 Tessenderlo Chemie.....................      14,400         413,266
 #Union Miniere SA......................      40,200       1,673,167
                                                      --------------
TOTAL -- BELGIUM
  (Cost $14,980,352)....................                  18,035,371
                                                      --------------
SINGAPORE -- (0.9%)
COMMON STOCKS -- (0.9%)
 Capitaland, Ltd........................     517,000         339,531
 City Developments, Ltd.................     214,000         545,201
 DBS Group Holdings, Ltd................      76,000         481,906
 Fraser & Neave, Ltd....................     808,100       3,568,538
 Keppel Corp., Ltd......................   1,710,000       3,814,371
 Overseas Chinese Banking Corp., Ltd....      94,000         532,180
 United Overseas Bank, Ltd..............      66,000         448,390
                                                      --------------
TOTAL -- SINGAPORE
  (Cost $10,650,031)....................                   9,730,117
                                                      --------------
DENMARK -- (0.8%)
COMMON STOCKS -- (0.8%)
 Danisco A.S............................      26,130         866,321
 Danske Bank A.S........................     329,253       5,513,205
 *Jyske Bank A.S........................      16,350         410,661
 Nordea AB..............................     475,918       2,339,713
 Tele Danmark A.S.......................      11,250         298,388
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $6,905,040).....................                   9,428,288
                                                      --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $17,539).......................                      17,955
                                                      --------------
TOTAL -- DENMARK
  (Cost $6,922,579).....................                   9,446,243
                                                      --------------
                                            SHARES        VALUE+
                                            ------        ------
IRELAND -- (0.6%)
COMMON STOCKS -- (0.6%)
 Allied Irish Banks P.L.C...............     104,764  $    1,479,864
 CRH P.L.C..............................     168,462       2,455,055
 *Elan Corp. P.L.C......................      82,816         214,195
 Irish Permanent P.L.C..................     186,115       2,073,581
                                                      --------------
TOTAL -- IRELAND
  (Cost $6,600,012).....................                   6,222,695
                                                      --------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 #Bergesen Dy ASA Series A..............     105,892       2,038,762
 #Den Norske Bank ASA Series A..........     589,194       2,888,265
 Norsk Hydro ASA........................      16,700         665,861
 Norske Skogindustrier ASA Series A.....      16,900         267,688
 *Storebrand ASA........................      41,900         176,218
                                                      --------------
TOTAL -- NORWAY
  (Cost $6,187,564).....................                   6,036,794
                                                      --------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
 Banco Espirito Santo e Comercial de
   Lisboa...............................     136,717       1,564,019
 Cimpor Cimentos de Portugal SA.........     100,653       1,587,002
 Portugal Telecom SA....................      50,082         339,274
 *Sonae SGPS SA.........................   1,864,000         815,869
                                                      --------------
TOTAL -- PORTUGAL
  (Cost $5,156,234).....................                   4,306,164
                                                      --------------
GREECE -- (0.3%)
COMMON STOCKS -- (0.3%)
 *Agricultural Bank of Greece S.A.......     121,100         758,938
 Alpha Credit Bank......................      29,200         361,928
 Bank of Piraeus S.A....................       4,600          28,920
 Commercial Bank of Greece..............      36,800         560,094
 EFG Eurobank Ergasias S.A..............      60,097         681,521
 Hellenic Petroleum S.A.................     135,530         833,193
 National Bank of Greece................      23,200         323,562
                                                      --------------
TOTAL -- GREECE
  (Cost $4,058,902).....................                   3,548,156
                                                      --------------
AUSTRIA -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Telekom Austria AG....................     110,250         998,025
 Voest-Alpine Stahl AG..................      24,948         635,327
                                                      --------------
TOTAL -- AUSTRIA
  (Cost $1,620,372).....................                   1,633,352
                                                      --------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
 Carter Holt Harvey, Ltd.
   (Cost $2,352,573)....................   1,909,000       1,628,431
                                                      --------------
UNITED STATES -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Smurfit-Stone Container Corp.
   (Cost $1,334,756)....................      97,463       1,421,498
                                                      --------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Rekapacific Berhad
   (Cost $1,085,453)....................     691,000          83,647
                                                      --------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $12,743).......................                      12,805
                                                      --------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                           FACE
                                          AMOUNT         VALUE+
                                          ------         ------
                                           (000)
TEMPORARY CASH
  INVESTMENTS -- (2.4%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $27,434,000 FMC
   Discount Notes 1.30%, 12/17/02,
   valued at $27,399,708) to be
   repurchased at $26,996,722
   (Cost $26,994,000)...................  $26,994    $   26,994,000
                                                     --------------
TOTAL INVESTMENTS -- (100%) (Cost
  $1,270,230,997)++.....................             $1,123,790,509
                                                     ==============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $1,271,206,540.

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                           SHARES       VALUE+
                                           ------       ------
JAPAN -- (97.3%)
COMMON STOCKS -- (97.3%)
 *ASK Corp., Yokohama...................    64,000   $     14,627
 Achilles Corp..........................   549,000        524,287
 Advan Co., Ltd.........................    36,000        252,704
 #Aica Kogyo Co., Ltd...................   164,000        979,863
 *Aichi Corp............................    57,000         72,114
 Aichi Machine Industry Co., Ltd........   157,000        281,925
 Aichi Tokei Denki Co., Ltd.............    67,000        121,952
 Aida Engineering, Ltd..................   160,000        325,185
 Aigan Co., Ltd.........................    15,000         77,378
 Aiphone Co., Ltd.......................    27,400        219,173
 Airport Facilities Co., Ltd............    79,970        238,901
 Aisan Industry Co., Ltd................    42,000        302,020
 *Akai Electric Co., Ltd................   363,000          2,963
 Akebono Brake Industry Co., Ltd........   141,000        220,969
 *#Allied Telesis KK....................     8,000        175,325
 Aloka Co., Ltd.........................    43,000        266,041
 Alpha Systems Inc......................     8,000         81,623
 Alps Logistics Co., Ltd................    13,000         58,891
 Altech Co., Ltd........................    14,000         48,908
 Amada Machinics Co., Ltd...............   191,414        315,599
 Amatsuji Steel Ball Manufacturing Co.,
   Ltd..................................    12,000         78,358
 Ando Corp..............................   120,000        116,557
 Anest Iwata Corp.......................    74,000         85,769
 Anrakutei Co., Ltd.....................    13,000         63,666
 Aoi Advertising Promotion, Inc.........    14,000         66,392
 Aoki International Co., Ltd............    74,200        268,904
 *Apic Yamada Corp......................     7,000          9,142
 *#Arabian Oil Co., Ltd.................    66,300        284,649
 *Arai-Gumi, Ltd........................    68,900         14,622
 Araya Industrial Co., Ltd..............    84,000         52,108
 #Argo 21 Corp..........................    13,200         77,574
 Arisawa Manufacturing Co., Ltd.........    23,100        444,031
 Aronkasei Co., Ltd.....................    53,000        134,106
 #Asahi Denka Kogyo KK..................   169,000        838,689
 Asahi Diamond Industrial Co., Ltd......    99,000        355,548
 #Asahi Kogyosha Co., Ltd...............    48,000        103,824
 *Asahi Optical Co., Ltd................   180,000        248,296
 Asahi Organic Chemicals Industry Co.,
   Ltd..................................   259,000        496,796
 #Asahi Soft Drinks Co., Ltd............    69,000        252,875
 *Asahi Tec Corp........................    86,000         67,388
 *Asahi Techno Glass Corp...............    34,000         46,623
 *#Asanuma Corp.........................   145,000        100,600
 #Ashimori Industry Co., Ltd............    84,000        112,443
 Asia Securities Printing Co., Ltd......    16,000         86,194
 *Asics Corp............................   333,000        315,292
 Atom Corp..............................     3,000         31,833
 #Atsugi Nylon Industrial Co., Ltd......   322,000        207,632
 Aucnet, Inc............................    15,000        110,191
 *Azel Corp., Tokyo.....................    89,000         25,425
 Azwell, Inc............................    93,400        358,307
 Bando Chemical Industries, Ltd.........   213,000        384,222
 Bank of Okinawa, Ltd...................    27,300        456,801
 #Bank of the Ryukyus, Ltd..............    30,280        333,657
 #Best Denki Co., Ltd...................   132,000        373,864
 *#Bosch Automotive Systems Corp........   386,000        450,541
                                           SHARES       VALUE+
                                           ------       ------
 Bull Dog Sauce Co., Ltd................    15,000   $     67,339
 Bunka Shutter Co., Ltd.................   134,000        322,654
 C Two-Network Co., Ltd.................    10,000        217,116
 #CAC Corp..............................    11,000         57,462
 #CKD Corp..............................   113,000        285,924
 #CMK Corp..............................    62,000        359,303
 CTI Engineering Co., Ltd...............    19,000         80,178
 *Cabin Co., Ltd........................    67,000         63,984
 #Calpis Co., Ltd.......................   115,000        525,650
 #Canon Aptex, Inc......................    34,000        168,175
 Canon Electronics, Inc.................    40,000        212,219
 *Carolina Co., Ltd.....................    40,000         12,733
 *Catena Corp...........................    18,000         28,209
 Central Finance Co., Ltd...............   180,000        539,199
 Central Security Patrols Co., Ltd......    12,000         51,912
 *#Cesar Co.............................    79,000         27,082
 *#Chiba Kogyo Bank, Ltd................    53,200        271,395
 #Chino Corp............................    70,000        137,126
 *Chisan Tokan Co., Ltd.................    64,000         16,194
 Chiyoda Co., Ltd.......................    58,000        397,666
 *#Chiyoda Corp.........................   342,500        556,320
 Chofu Seisakusho Co., Ltd..............    25,000        326,491
 *Chori Co., Ltd........................   175,000         69,991
 Chuetsu Pulp and Paper Co., Ltd........   172,000        282,186
 *#Chugai Ro Co., Ltd...................   139,000        131,608
 #Chugoku Marine Paints, Ltd............   111,000        255,495
 Chugokukogyo Co., Ltd..................    45,000         33,792
 Chuo Gyorui Co., Ltd...................    35,000         50,851
 Chuo Spring Co., Ltd., Nagoya..........    99,000        310,297
 *#Clarion Co., Ltd.....................   171,000         75,370
 Cleanup Corp...........................    71,000        511,717
 *#Co-Op Chemical Co., Ltd..............    80,000         36,567
 Colowide Co., Ltd......................    14,000        101,816
 Computer Engineering & Consulting,
   Ltd..................................    25,000        209,362
 Copyer Co., Ltd........................    27,000         54,434
 Cosel Co., Ltd.........................    27,000        432,388
 *#Cosmo Securities Co., Ltd............   444,000        268,179
 Credia Co., Ltd........................    14,000        134,498
 *Cresco, Ltd...........................     7,000         40,338
 #D'urban, Inc..........................   114,000         65,135
 #Dai Nippon Toryo, Ltd.................   193,000        185,887
 Dai-Dan Co., Ltd.......................    80,000        287,312
 Daido Kogyo Co., Ltd...................    60,000         71,991
 *Daido Steel Sheet Corp................    84,000         94,617
 Daidoh, Ltd............................    54,000        276,799
 Daihen Corp............................   205,000        182,386
 #Daiho Corp............................    96,000         92,462
 Daiichi Cement Co., Ltd................    33,000         39,595
 Dai-Ichi Jitsugyo Co., Ltd.............    80,000         95,988
 *Dai-Ichi Katei Denki Co., Ltd.........    91,000            743
 *Dai-Ichi Kogyo Seiyaku Co., Ltd.......    47,000         67,518
 Daiken Corp............................   195,000        367,669
 #Daiki Co., Ltd........................    31,000        322,613
 Daiko Shoken Business Co., Ltd.........     6,000         13,713
 *#Daikyo, Inc..........................   444,000        170,330
 #Daimei Telecom Engineering Corp.......    66,000        162,690
 Dainichi Co., Ltd......................    15,200         48,634

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 #Dainichiseika Colour & Chemicals
   Manufacturing Co., Ltd...............   163,000   $    373,856
 Dainippon Shigyo Co., Ltd..............    16,000         54,981
 Daiseki Co., Ltd.......................    24,000        369,261
 #Daiso Co., Ltd........................   112,000        151,753
 *Daisue Construction Co., Ltd..........    92,500         21,895
 Daisyo Corp............................    24,000        204,514
 *Daito Woolen Spinning & Weaving Co.,
   Ltd., Tokyo..........................    42,000         12,341
 Daiwa Industries, Ltd..................    76,000        202,228
 Daiwa Kosho Lease Co., Ltd.............   157,000        349,843
 *Daiwa Seiko, Inc......................   145,000         95,866
 *#Daiwabo Co., Ltd.....................   262,000        128,311
 Daiwabo Information System Co., Ltd....    22,000        125,160
 *Dantani Corp..........................    68,000            555
 Danto Corp.............................    42,000        134,726
 Data Communication System Co., Ltd.....     9,000        148,390
 #Denki Kagaku Kogyo KK.................       800          1,802
 Denki Kogyo Co., Ltd...................    95,000        211,688
 #Denyo Co., Ltd........................    38,000        149,500
 *#Descente, Ltd........................   133,000         79,247
 *Dia Kensetsu Co., Ltd.................    31,000         39,220
 Diamond Computer Service Co., Ltd......    18,000         84,186
 *Dijet Industrial Co., Ltd.............    34,000         25,254
 Doshisha Co., Ltd......................    15,000        205,322
 *Dynic Corp............................    52,000         26,740
 Eagle Industry Co., Ltd................    78,000        267,396
 *Eco-Tech Construction Co., Ltd........    68,000         16,651
 #Edion Corp............................   112,316        497,797
 Eiken Chemical Co., Ltd................    24,000        144,962
 *Elna Co., Ltd.........................    22,000         47,586
 Enplas Corp............................    18,000        492,185
 *Enshu, Ltd............................    69,000         45,619
 Ensuiko Sugar Refining Co., Ltd........    51,000         79,092
 #Exedy Corp............................    71,000        492,013
 *#FDK Corp.............................   105,000        118,271
 *First Baking Co., Ltd.................    67,000         57,968
 Fontaine Co., Ltd......................     5,000         44,892
 Foster Electric Co., Ltd...............    32,000         93,246
 France Bed Co., Ltd....................   193,000        452,116
 *#Fudo Construction Co., Ltd...........   201,000         57,422
 Fuji Denki Reiki Co., Ltd..............    81,800        215,658
 Fuji Kiko Co., Ltd.....................    51,000         71,599
 *Fuji Kisen Kaisha, Ltd................     8,000          6,007
 *Fuji Kosan Co., Ltd...................   130,000         47,749
 Fuji Kyuko Co., Ltd....................   107,000        393,013
 *Fuji Spinning Co., Ltd., Tokyo........   163,000         57,209
 #Fujicco Co., Ltd......................    42,000        358,585
 *Fujii & Co., Ltd......................    44,000            359
 *Fujiko Co., Ltd.......................    55,000            898
 Fujikura Kasei Co., Ltd................    15,000         50,810
 #Fujirebio, Inc........................    75,000        489,736
 Fujita Kanko, Inc......................   132,000        468,677
 #Fujitec Co., Ltd......................   126,000        654,091
 Fujitsu Business Systems, Ltd..........    32,500        281,190
 Fujitsu Denso, Ltd.....................    36,000        123,707
 Fujitsu Devices, Inc...................    32,000        190,671
 *Fujitsu General, Ltd..................   111,000        171,236
 Fujitsu Kiden, Ltd.....................    16,000         76,921
 *#Fujiya Co., Ltd......................   190,000        184,549
 #Fukuda Corp...........................    65,000        170,836
                                           SHARES       VALUE+
                                           ------       ------
 *Fukushima Bank, Ltd...................   117,000   $    106,958
 *Fukusuke Corp.........................    95,000         24,038
 *Furukawa Battery Co., Ltd.............    45,000         73,828
 *Furukawa Co., Ltd.....................   208,000        110,354
 Fuso Lexel Inc.........................     8,000         24,552
 #Fuso Pharmaceutical Industries, Ltd...    99,000        311,105
 *Ga-jo-en Kanko KK.....................    37,000              0
 *Gakken Co., Ltd.......................   158,000        140,571
 Genki Sushi Co., Ltd...................     3,000         31,466
 Geostar Corp...........................    10,000         31,425
 #Godo Shusei Co., Ltd..................    74,000        132,882
 *Godo Steel, Ltd.......................   245,000        125,985
 *Goldwin, Inc..........................    47,000         33,376
 Gourmet Kineya Co., Ltd................    31,000        205,207
 *Graphtec Corp.........................    39,000         25,466
 #Gun-Ei Chemical Industry Co., Ltd.....   164,000        321,267
 *Gunze Sangyo, Inc., Tokyo.............    90,000        117,537
 Hac Kimisawa Co., Ltd..................    41,000        275,754
 Hagoromo Foods Corp....................    14,000        108,558
 *Hakone Tozan Railway Co., Ltd.........    52,000        127,331
 Hakuto Co., Ltd........................    25,000        238,746
 Hakuyosha Co., Ltd.....................    57,000        141,436
 Hanwa Co., Ltd.........................   405,000        485,940
 Happinet Corp..........................    15,000        107,987
 Harashin Co., Ltd......................     8,000         54,785
 Harima Chemicals, Inc..................    37,000         97,245
 Harumoto Corp..........................    32,000         47,276
 *Hayashikane Sangyo Co., Ltd...........   128,000         54,328
 Heiwado Co., Ltd.......................    49,000        413,949
 Hibiya Engineering, Ltd................    60,000        312,451
 Higashi-Nippon Bank, Ltd...............    60,000        182,671
 *#Hikari Tsushin, Inc..................    50,000        488,920
 *Hirabo Corp...........................    79,000         16,765
 Hisaka Works, Ltd......................    48,000        164,551
 Hitachi Business Solution Co., Ltd.....    10,000         65,216
 #Hitachi Construction Machinery Co.,
   Ltd..................................   150,000        564,421
 Hitachi Kiden Kogyo, Ltd...............    20,000         53,218
 Hitachi Koki Co., Ltd..................   177,000        507,097
 *Hitachi Kokusai Electric, Inc.........    76,000        201,608
 Hitachi Medical Corp...................    53,000        526,907
 Hitachi Metals Techno, Ltd.............    12,000         29,384
 Hitachi Plant Engineering &
   Construction Co., Ltd................   204,000        424,601
 Hitachi Powdered Metal Co., Ltd........    46,000        195,241
 *Hitachi Seiki Co., Ltd................   108,000            882
 Hitachi Tool Engineering, Ltd..........    30,000        114,843
 Hitachi, Ltd...........................     6,500         27,642
 Hochiki Corp...........................    42,000        113,129
 *#Hodogaya Chemical Co., Ltd...........   100,000         88,152
 *Hohsui Corp...........................    56,000         31,996
 Hokkai Can Co., Ltd., Tokyo............   116,000        199,780
 #Hokkaido Bank, Ltd....................   505,000        375,097
 Hokkaido Coca Cola Bottling Co., Ltd...    26,000        110,778
 Hokkaido Gas Co., Ltd..................    87,000        188,181
 #Hokko Chemical Industry Co., Ltd......    41,000        124,491
 *Hoko Fishing Co., Ltd.................    79,000            645
 *Hokuriku Electric Industry Co.,
   Ltd..................................   112,000         53,022
 Hokuriku Electrical Construction Co.,
   Ltd..................................    36,000         83,451
 Hokuriku Gas Co., Ltd..................    64,000        123,805
 *Hokushin Co., Ltd.....................    39,900         18,238

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Homac Corp.............................    60,000   $    453,495
 #Honen Ajinomoto Oil Mills, Inc........   128,000        180,745
 Honshu Chemical Industry Co., Ltd......     3,000         10,456
 #Horiba, Ltd...........................    54,000        349,084
 Horipro, Inc...........................    16,000         80,317
 Hosokawa Micron Corp...................    40,000        148,553
 *Howa Machinery, Ltd...................   181,000         69,436
 #I-Net Corp............................    12,000         31,441
 ISE Chemicals Corp.....................    17,000         35,938
 *Ichida and Co., Ltd...................    23,400         10,314
 #Ichikawa Co., Ltd.....................    49,000         92,789
 *Ichiken Co., Ltd......................    48,000         21,548
 Ichikoh Industries, Ltd................   141,000        272,758
 Ichiyoshi Securities Co., Ltd..........    54,000        101,375
 Idec Izumi Corp........................    60,000        214,994
 #Ihara Chemical Industry Co., Ltd......    80,000        127,984
 Iino Kaiun Kaisha, Ltd.................   161,000        291,736
 *#Ikegami Tsushinki Co., Ltd...........   102,000        101,571
 Impact 21 Co., Ltd.....................    19,000        200,833
 Inaba Denki Sangyo Co., Ltd............    38,000        434,232
 #Inaba Seisa Kusho Co., Ltd............    18,700        274,589
 Inabata and Co., Ltd., Osaka...........    85,000        294,862
 Inageya Co., Ltd.......................    77,000        527,307
 Intec, Inc.............................    35,000        160,837
 *#Inui Steamship Co., Ltd..............    31,000          8,603
 *Iseki & Co., Ltd......................   322,000        194,490
 Ishii Hyoki Co., Ltd...................     3,600         28,209
 #Ishii Iron Works Co., Ltd.............    52,000         32,257
 *Ishikawa Seisakusho, Ltd..............    75,000         23,875
 *Ishikawajima Transport Machinery Co.,
   Ltd..................................    16,000         22,201
 *Ishizuka Glass Co., Ltd...............    49,000         64,792
 Itochu Fuel Corp.......................   192,000        736,563
 Itochu Warehouse Co., Ltd..............    15,000         17,386
 Itoki Crebio Corp......................    56,000        101,930
 Iuchi Seieido Co., Ltd.................    17,000        197,037
 *Iwasaki Electric Co., Ltd.............   110,000        186,753
 #Iwatsu Electric Co., Ltd..............   145,000        143,207
 *Izukyu Corp...........................     5,000         79,582
 *#Izumiya Co., Ltd.....................   128,000        592,384
 *#Izutsuya Co., Ltd....................   123,000        142,562
 JMS Co., Ltd...........................    59,000        141,583
 *Jac Holdings Co., Ltd.................    11,000         53,512
 #Jaccs Co., Ltd........................    84,000        275,623
 Jamco Corp.............................    18,000         44,076
 *Janome Sewing Machine Co., Ltd........   224,000        120,671
 #Japan Aircraft Manufacturing Co.,
   Ltd..................................    70,000         82,276
 Japan Aviation Electronics Industry,
   Ltd..................................   130,000        787,332
 #Japan Business Computer Co., Ltd......    34,000        171,783
 #Japan Carlit Co., Ltd.................    28,000        183,063
 Japan Digital Laboratory Co., Ltd......    35,600        233,624
 #Japan Foundation Engineering Co.,
   Ltd..................................    49,200         93,569
 Japan Information Processing Service
   Co., Ltd.............................    26,000        209,460
 Japan Kenzai Co., Ltd..................     4,400         14,294
 Japan Maintenance Co., Ltd.............    27,000         92,340
 Japan Medical Dynamic Marketing Inc....    18,700        245,741
 *Japan Metals & Chemicals Co., Ltd.....   190,000          1,551
 Japan Oil Transportation Co., Ltd......    45,000         71,991
                                           SHARES       VALUE+
                                           ------       ------
 #Japan Pulp and Paper Co., Ltd.........    99,000   $    290,095
 *Japan Steel Works, Ltd................   546,000        316,418
 *#Japan Storage Battery Co., Ltd.......   187,000        257,952
 Japan Transcity Corp...................    90,000        163,082
 #Japan Vilene Co., Ltd.................   101,000        180,541
 Japan Wool Textile Co., Ltd............   138,000        428,029
 Jastec Co., Ltd........................     8,000         79,011
 Jeans Mate Corp........................     9,800        106,387
 #Jeol, Ltd.............................    97,000        410,121
 Jidosha Denki Kogyo Co., Ltd...........    10,000         15,345
 *Joban Kosan Co., Ltd..................   101,000         81,614
 Joint Corp.............................    15,500         98,302
 *#Joshin Denki Co., Ltd................    98,000         55,993
 Jsp Corp...............................    16,000         54,197
 *#Jujiya Co., Ltd......................   161,000         32,853
 Juken Sangyo Co., Ltd..................    86,000        455,569
 Juki Corp..............................   153,000        299,718
 *Jyomo Co., Ltd........................    48,000         54,850
 K.R.S. Corp............................     8,000         66,212
 KTK Telecommunications Engineering Co.,
   Ltd..................................    45,202        188,165
 Kabuki-Za Co., Ltd.....................    15,000        488,512
 Kadokawa Shoten Publishing Co., Ltd....    27,000        429,743
 #Kaga Electronics Co., Ltd.............    33,000        426,658
 Kagawa Bank, Ltd.......................    83,350        432,687
 Kahma Co., Ltd.........................    46,000        251,561
 *Kakuei (L.) Corp......................   100,000            816
 *#Kamagai Gumi Co., Ltd................   439,000         46,582
 Kameda Seika Co., Ltd..................    19,000         86,846
 Kamei Corp.............................    59,000        221,524
 Kanaden Corp...........................    50,000        142,840
 Kanagawa Chuo Kotsu Co., Ltd...........    90,000        451,781
 Kanamoto Co., Ltd......................    43,000        157,238
 *#Kanematsu Corp.......................   402,500        295,678
 Kanematsu Electronics, Ltd.............    38,000        214,015
 *Kanematsu-NNK Corp....................    60,000         56,809
 Kanto Auto Works, Ltd., Yokosuka.......    78,000        375,627
 *Kanto Bank, Ltd.......................    19,100        151,378
 #Kanto Denka Kogyo Co., Ltd............    83,000        159,205
 #Kanto Natural Gas Development Co.,
   Ltd..................................   104,000        422,740
 *#Kanto Special Steel Works, Ltd.......    84,000         15,084
 Kasai Kogyo Co., Ltd...................    28,000         44,109
 Kasei (C.I.) Co., Ltd..................    46,000        133,290
 Kasumi Co., Ltd........................   132,000        468,677
 Katakura Chikkarin Co., Ltd............    17,000         37,742
 #Katakura Industries Co., Ltd..........    49,000        237,971
 Kato Sangyo Co., Ltd...................    51,000        209,803
 *Kato Spring Works Co., Ltd............    78,000         87,222
 Kato Works Co., Ltd....................    82,000         64,923
 Katsumura Construction Co., Ltd........    48,600         26,578
 Kawada Industries, Inc.................    76,000        120,344
 *Kawai Musical Instruments
   Manufacturing Co., Ltd...............    99,000         51,716
 *#Kawashima Textile Manufacturers,
   Ltd..................................   126,000         95,645
 *Kawasho Corp..........................   549,000        385,373
 Kawasho Gecoss Corp....................    52,000        139,216
 Kawasumi Laboratories, Inc.............    26,000        176,566
 Kayaba Industry Co., Ltd...............   321,000        649,782
 Keihin Co., Ltd........................   100,000        114,272

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CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Keiyo Co., Ltd.........................   139,900   $    775,351
 Kentucky Fried Chicken Japan, Ltd......    10,000        221,605
 *#Kenwood Corp.........................   201,000        154,218
 Key Coffee, Inc........................    33,000        402,955
 Kibun Food Chemifa Co., Ltd............    35,000        156,838
 *Kimmon Manufacturing Co., Ltd.........    41,000         26,438
 *Kimura Chemical Plants Co., Ltd.......    27,000         31,955
 *Kinki Nippon Tourist Co., Ltd.........   133,000        226,886
 #Kinki Sharyo Co., Ltd., Nagaokakyo....   101,000        178,068
 *#Kinseki, Ltd.........................    56,000        174,607
 *#Kinsho-Mataichi Corp.................    21,000         37,367
 *#Kinugawa Rubber Industrial Co.,
   Ltd..................................    83,000         45,390
 Kioritz Corp...........................    96,000         97,164
 #Kishu Paper Co., Ltd..................   125,000        140,799
 #Kisoji Co., Ltd.......................    22,000        232,543
 *Kitagawa Iron Works Co., Ltd..........   124,000         70,848
 Kita-Nippon Bank, Ltd..................     8,506        322,841
 Kitano Construction Corp...............   116,000        130,662
 *Kitz Corp.............................   234,000        221,556
 Koa Corp...............................    58,000        384,410
 #Koatsu Gas Kogyo Co., Ltd.............    78,000        195,454
 Kobayashi Yoko Co., Ltd................     8,000        103,889
 Koito Industries, Ltd..................     8,000         16,390
 #Kojima Co., Ltd.......................    40,000        253,683
 *Kokune Corp...........................    42,000            343
 Kokusai Kogyo Co., Ltd.................    60,000        202,751
 Komai Tekko, Inc.......................    53,000         83,924
 *Komatsu Construction Co., Ltd.........    29,000         36,216
 *Komatsu Electronics Metals Co., Ltd...    25,000         76,521
 #Komatsu Seiren Co., Ltd...............    75,000        138,350
 Komatsu Wall Industry Co., Ltd.........    14,000        121,928
 Komatsu, Ltd...........................    60,282        215,020
 Konaka Co., Ltd........................    27,000        129,804
 Kondotec, Inc..........................     1,500          5,718
 Konishi Co., Ltd.......................    28,000        232,886
 Kosaido Co., Ltd.......................    34,000        273,354
 *Kosei Securities Co., Ltd.............   137,000        107,350
 *Krosaki Corp..........................    96,000         57,985
 Kumiai Chemical Industry Co., Ltd.,
   Tokyo................................   153,000        202,310
 Kurabo Industries, Ltd.................   374,000        430,429
 Kurimoto, Ltd..........................   204,000        256,426
 #Kuroda Electric Co., Ltd..............    18,000        352,610
 #Kyoden Co., Ltd.......................    68,000        121,552
 #Kyodo Printing Co., Ltd...............   132,000        369,555
 #Kyodo Shiryo Co., Ltd.................   145,000         98,233
 Kyoei Sangyo Co., Ltd..................    44,000         76,497
 Kyoei Tanker Co., Ltd..................    53,000         48,019
 Kyokuto Boeki Kaisha, Ltd..............    36,000         72,579
 Kyokuto Kaihatsu Kogyo Co., Ltd........    38,300        220,706
 #Kyokuyo Co., Ltd......................   167,000        149,941
 #Kyoritsu Maintenance Co., Ltd.........     7,800        125,358
 Kyosan Electric Manufacturing Co.,
   Ltd..................................    94,000        181,839
 Kyowa Electronic Instruments Co.,
   Ltd..................................    30,000         50,198
 #Kyowa Leather Cloth Co., Ltd..........    32,000        132,686
 Kyudenko Corp..........................   122,000        436,159
 #Laox Co., Ltd.........................    21,000         29,825
 Life Corp..............................    97,000        793,323
 *Lonseal Corp..........................    18,000          7,640
 #MR Max Corp...........................    56,300        137,861
                                           SHARES       VALUE+
                                           ------       ------
 Maeda Road Construction Co., Ltd.......   105,000   $    377,097
 Maezawa Industries, Inc................    27,700        110,334
 Maezawa Kaisei Industries Co., Ltd.....    20,600        198,408
 Maezawa Kyuso Industries Co., Ltd......    10,000         41,219
 *Magara Construction Co., Ltd..........    61,000         30,870
 *#Makino Milling Machine Co., Ltd......   125,000        297,923
 *Mamiya-Op Co., Ltd....................    58,000         73,852
 Mars Engineering Corp..................    13,000        323,634
 #Marubun Corp..........................    37,800        174,013
 *#Marudai Food Co., Ltd................   232,000        219,663
 *Maruei Department Store Co., Ltd......    72,000         39,962
 Maruetsu, Inc..........................   189,000        879,321
 Maruha Corp............................   434,000        361,327
 #Marusan Securities Co., Ltd...........   117,000        237,791
 Maruwa Co., Ltd........................    13,000        102,396
 Maruwn Corp............................    44,000         61,772
 Maruya Co., Ltd........................    14,000         74,277
 Maruyama Manufacturing Co., Inc........    73,000         50,051
 *Maruzen Co., Ltd......................   179,000        175,325
 Maruzen Co., Ltd.......................     5,000         14,325
 Maruzen Showa Unyu Co., Ltd............   175,000        329,960
 Maspro Denkoh Corp.....................    27,000        232,502
 Matsuda Sangyo Co., Ltd................    27,000        218,398
 Matsui Construction Co., Ltd...........    40,000         87,499
 Matsuo Bridge Co., Ltd.................    37,000         46,811
 Matsuya Co., Ltd.......................    74,000        256,703
 #Matsuya Foods Co., Ltd................    20,000        394,237
 #Matsuzakaya Co., Ltd..................   123,000        292,152
 Meiden Engineering Co., Ltd............    31,000         79,958
 *#Meidensha Corp.......................   296,000        289,924
 Meiji Shipping Co., Ltd................    47,000         59,078
 #Meiko National Securities Co., Ltd....    99,000        216,561
 Meisei Industrial Co., Ltd.............    29,000         43,317
 #Meito Sangyo Co., Ltd.................    38,000        458,115
 Meito Transportation Co., Ltd..........     9,000         72,285
 Meiwa Estate Co., Ltd..................    34,000        268,081
 *Meiwa Trading Co., Ltd................    55,000         65,992
 Melco, Inc.............................    28,000        466,229
 *Mercian Corp..........................   212,000        304,550
 #Milbon Co., Ltd.......................    12,000        337,918
 #Mimasu Semiconductor Industry Co.,
   Ltd..................................    30,000        299,229
 Miroku Jyoho Service Co., Ltd..........    12,000         47,896
 *#Misawa Homes Co., Ltd................   262,900        246,774
 *#Misawa Resort Co., Ltd...............    40,000         63,666
 Mito Securities Co., Ltd...............    63,000         92,560
 Mitsuba Corp...........................    67,000        228,045
 *Mitsubishi Cable Industries, Ltd......   270,000        198,343
 *Mitsubishi Kakoki Kaisha, Ltd.........   117,000         98,363
 Mitsubishi Pencil Co., Ltd.............    61,000        348,031
 #Mitsubishi Plastics, Inc..............   310,000        409,909
 *Mitsubishi Shindoh Co., Ltd...........    82,000         95,041
 *Mitsubishi Steel Manufacturing Co.,
   Ltd..................................   253,000        128,033
 Mitsuboshi Belting, Ltd................   153,000        345,925
 *#Mitsui Construction Co., Ltd.........   157,000         43,570
 *Mitsui High-Tec, Inc..................    58,000        452,108
 #Mitsui Home Co., Ltd..................    97,000        294,527
 *Mitsui Matsushima Co., Ltd............    90,000         45,545
 *Mitsui Mining Co., Ltd................   225,000         73,460
 #Mitsui Sugar Co., Ltd.................   116,000        184,630
 Mitsui-Soko Co., Ltd...................   204,000        366,322

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CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Mitsumura Printing Co., Ltd............    49,000   $    118,385
 Mitsuuroko Co., Ltd....................    76,000        437,954
 Miura Co., Ltd.........................    31,000        367,400
 Miura Printing Corp....................    16,000         45,056
 Miyaji Iron Works Co., Ltd.............    90,000        107,987
 #Miyoshi Oil & Fat Co., Ltd............   120,000        173,366
 #Miyuki Keori Co., Ltd.................    50,000        104,477
 Mizuno Corp............................   179,000        410,554
 Mkc-Stat Corp..........................    41,000        203,134
 #Morinaga & Co., Ltd...................   220,000        296,290
 Morishita Jinton Co., Ltd..............    19,800         85,655
 Morita Corp............................    72,000        186,296
 #Moritex Corp..........................    15,000         69,787
 Morozoff, Ltd., Osaka..................    50,000         75,501
 Mory Industries, Inc...................    66,000         79,190
 #Mos Food Services, Inc................    47,000        315,725
 *Mutoh Industries, Ltd.................    61,000         90,120
 Mutow Co., Ltd.........................    38,000         78,782
 Mycal Hokkaido Corp....................    26,000        158,103
 Myojo Foods Co., Ltd...................    25,000         43,056
 #NAC Co., Ltd..........................    13,000         86,373
 #NEC System Integration & Construction,
   Ltd..................................    58,000        388,671
 NOF Corp...............................    54,000        127,380
 *Nabco, Ltd............................   120,000        106,762
 #Nachi-Fujikoshi Corp..................   433,000        427,645
 Nagano Bank, Ltd.......................   122,000        355,499
 *Nagano Japan Radio Co., Ltd...........     6,000          5,583
 #Nagatanien Co., Ltd...................    56,000        351,043
 Naigai Clothes Co., Ltd................    30,000         54,361
 *Naigai Co., Ltd.......................   109,000         42,705
 Nakabayashi Co., Ltd...................    92,000        119,398
 #Nakamuraya Co., Ltd...................    85,000        162,347
 *#Nakano Corp..........................    66,000         30,706
 *Nakayama Steel Works, Ltd.............   206,000        117,700
 Nemic-Lambda KK........................    26,484        191,094
 Neturen Co., Ltd., Tokyo...............    67,000        162,421
 New Japan Radio Co., Ltd...............    29,000        161,197
 Nichia Steel Works, Ltd................    64,900        128,725
 Nichias Corp...........................   237,000        450,728
 #Nichiban Co., Ltd.....................    58,000        133,502
 *Nichiboshin, Ltd......................     1,190            971
 Nichiha Corp...........................    64,980        438,097
 *#Nichimen Corp........................   442,000        245,325
 Nichimo Co., Ltd.......................    54,000         83,304
 *Nichimo Corp..........................    85,000         18,039
 #Nichireki Co., Ltd....................    44,000        120,671
 #Nichiro Corp..........................   289,000        254,761
 Nidec Tosok Corp.......................     3,000         16,969
 Nihon Dempa Kogyo Co., Ltd.............    28,000        313,562
 Nihon Inter Electronics Corp...........    11,000         17,777
 *Nihon Kentetsu Co., Ltd...............    27,000         23,801
 Nihon Kohden Corp......................    85,000        301,106
 Nihon Matai Co., Ltd...................    50,000         71,420
 Nihon Nohyaku Co., Ltd.................   103,000        112,656
 #Nihon Nosan Kogyo KK..................   201,000        269,061
 #Nihon Parkerizing Co., Ltd............    92,000        247,806
 Nihon Shokuh Kako Co., Ltd.............    26,000         31,196
 *Nihon Spindle Manufacturing Co.,
   Ltd..................................    56,000         54,850
 Nihon Tokushu Toryo Co., Ltd...........    35,000        105,987
 *Niigata Engineering Co., Ltd..........   142,000          1,159
 #Nikken Chemicals Co., Ltd.............   130,000        270,579
                                           SHARES       VALUE+
                                           ------       ------
 Nikkiso Co., Ltd.......................   107,000   $    379,913
 Nikko Co., Ltd., Akashi................    65,000        157,573
 *Nippei Toyama Corp....................    34,000         31,914
 #Nippon Beet Sugar Manufacturing Co.,
   Ltd..................................   265,000        330,939
 *Nippon Carbide Industries Co., Inc.,
   Tokyo................................   101,000         51,112
 *#Nippon Carbon Co., Ltd...............   177,000         91,017
 #Nippon Ceramic Co., Ltd...............    32,000        192,760
 Nippon Chemical Industrial Co., Ltd....   131,000        182,843
 #Nippon Chemi-Con Corp.................   113,000        374,468
 *#Nippon Chemiphar Co., Ltd............    49,000        173,979
 Nippon Chutetsukan KK..................    44,000         38,069
 *Nippon Columbia Co., Ltd..............   134,000         98,437
 Nippon Concrete Industries Co., Ltd....    65,000         44,035
 Nippon Conlux Co., Ltd.................    63,000        262,254
 *Nippon Conveyor Co., Ltd..............    43,000         14,741
 Nippon Denko Co., Ltd..................   159,000        180,394
 #Nippon Densetsu Kogyo Co., Ltd........   118,000        447,863
 #Nippon Denwa Shisetu Co., Ltd.........    90,000        176,305
 Nippon Felt Co., Ltd...................    28,000         61,707
 #Nippon Fine Chemical Co., Ltd.........    40,000         98,274
 #Nippon Flour Mills Co., Ltd...........   186,000        368,918
 *Nippon Formula Feed Manufacturing Co.,
   Ltd..................................   100,000         65,298
 Nippon Gas Co., Ltd....................    62,000        442,803
 *Nippon Hume Pipe Co., Ltd.............    43,000         55,805
 *Nippon Kakon Seishi Co., Ltd..........   132,000          1,077
 *#Nippon Kasei Chemical Co., Ltd.......   154,000        121,928
 *#Nippon Kinzoku Co., Ltd..............    93,000         50,100
 #Nippon Koei Co., Ltd., Tokyo..........   146,000        229,996
 Nippon Kokan Koji Corp.................    32,000         80,970
 #Nippon Konpo Unyu Soko Co., Ltd.......    59,000        413,190
 *Nippon Koshuha Steel Co., Ltd.........   151,000         55,463
 *Nippon Lace Co., Ltd..................    26,000          9,550
 Nippon Light Metal Co., Ltd............   570,000        437,334
 *#Nippon Metal Industry Co., Ltd.......   282,000        128,898
 Nippon Pillar Packing Co., Ltd.........    15,000         72,236
 Nippon Pipe Manufacturing Co., Ltd.....    35,000         58,850
 *Nippon Piston Ring Co., Ltd...........   133,000         70,563
 #Nippon Road Co., Ltd..................   147,000        158,381
 Nippon Seiki Co., Ltd..................    76,000        310,166
 *Nippon Seisen Co., Ltd................    39,000         49,341
 Nippon Sharyo, Ltd.....................   215,000        333,428
 Nippon Shinyaku Co., Ltd...............    73,000        325,927
 Nippon Signal Co., Ltd.................   109,000        237,546
 *Nippon Soda Co., Ltd..................   192,000        305,595
 *#Nippon Steel Chemical Co., Ltd.......   306,000        394,629
 Nippon Suisan Kaisha, Ltd..............   246,000        445,758
 #Nippon Synthetic Chemical Industry
   Co., Ltd.............................   152,000        132,751
 Nippon Systemware Co., Ltd.............    20,000        128,964
 Nippon Thompson Co., Ltd...............    77,000        280,937
 Nippon Tungsten Co., Ltd...............     3,000          3,453
 Nippon Unipac Holding..................         1          3,624
 *Nippon Valqua Industries, Ltd.........   119,000        130,155
 *Nippon Yakin Kogyo Co., Ltd...........   243,000         33,718
 Nippon Yusoki Co., Ltd.................    49,000         60,393
 #Nishimatsuya Chain Co., Ltd...........    20,400        497,033
 *Nishimatsuya New......................    10,200        240,607
 *Nissan Construction Co., Ltd..........    90,000            735
 *Nissan Diesel Motor Co., Ltd..........   284,000        185,447

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CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Nissan Shatai Co., Ltd.................   168,000   $    571,816
 *Nisseki House Industry Co., Ltd.......   260,000          2,122
 Nissha Printing Co., Ltd...............    81,000        518,998
 #Nisshin Fire & Marine Insurance Co.,
   Ltd..................................   201,000        395,388
 Nisshin Fudosan Co., Ltd...............     9,000         66,114
 Nisshin Oil Mills, Ltd.................   196,000        415,949
 Nissho Electronics Corp................    23,000        188,108
 Nissin Corp............................   150,000        233,849
 Nissin Electric Co., Ltd...............   187,000        219,793
 Nissin Kogyo Co., Ltd..................    22,500        472,901
 Nissin Sugar Manufacturing Co., Ltd....    96,000        108,917
 Nissui Pharmaceutical Co., Ltd.........    13,000         52,100
 Nitsuko Corp...........................    75,000        200,180
 Nitta Corp.............................    42,000        300,649
 Nittetsu Mining Co., Ltd...............   147,000        226,772
 Nitto Boseki Co., Ltd..................   364,000        314,933
 Nitto Construction Co., Ltd............    49,000         77,990
 Nitto Electric Works, Ltd..............    67,000        380,076
 #Nitto Flour Milling Co., Ltd..........    54,000         98,731
 Nitto Kohki Co., Ltd...................    25,000        291,801
 Nitto Seiko Co., Ltd...................    56,000         66,278
 *Nitto Seimo Co., Ltd..................    32,000         11,492
 #Nittoc Construction Co., Ltd..........    61,000        156,340
 Noda Corp..............................     1,300          3,236
 Nohmi Bosai, Ltd.......................    59,000        224,895
 Nomura Co., Ltd........................     6,000         15,476
 O-M, Ltd...............................    46,000         28,535
 *#OKK Corp.............................   101,000         28,854
 OSG Corp...............................   133,000        385,381
 *Obayashi Road Corp....................    65,000         95,498
 Odakyu Construction Co., Ltd...........    29,000         57,756
 Odakyu Real Estate Co., Ltd............    58,000        108,885
 Ohki Corp..............................    73,000        112,019
 *Ohtsu Tire & Rubber Co., Ltd..........   126,000        200,547
 Oiles Corp.............................    30,000        453,985
 Okabe Co., Ltd.........................    39,000         82,129
 Okamoto Industries, Inc................   212,000        391,070
 *Oki Electric Cable Co., Ltd...........    56,000         83,190
 Okinawa Electric Power Co., Ltd........    20,000        422,805
 *Okuma and Howa Machinery, Ltd.........    69,000         38,861
 *Okuma Corp............................   163,000        187,593
 *Okura and Co., Ltd....................   128,000              0
 #Okura Industrial Co., Ltd.............    96,000        278,170
 Olympic Corp...........................    31,000        375,244
 *Ono Sokki Co., Ltd....................    43,000         57,560
 Organo Corp............................   101,000        291,834
 *Orient Watch Co., Ltd.................    12,000          2,840
 #Oriental Construction Co., Ltd........    39,000        130,196
 Oriental Yeast Co., Ltd................    34,000        174,003
 Origin Electric Co., Ltd...............    54,000        109,750
 Osaka Securities Finance Co., Ltd......    54,000         78,015
 Osaka Steel Co., Ltd...................    62,000        302,118
 Osaki Electric Co., Ltd................    56,000        159,980
 Oyo Corp...............................    47,000        321,479
 #P.S.C. Corp...........................    35,000        115,129
 PCA Corp...............................     3,000         20,324
 Pacific Industrial Co., Ltd............    78,000        165,531
 *Pacific Metals Co., Ltd...............   299,000        185,479
 #Parco Co., Ltd........................    82,000        331,976
 *Pasco Corp............................   111,500        322,173
 #Penta-Ocean Construction Co., Ltd.....   379,000        145,394
                                           SHARES       VALUE+
                                           ------       ------
 Pigeon Corp............................    37,000   $    256,401
 *Pilot Group Holdings Corp.............        32         77,574
 Pocket Card Co., Ltd...................    41,000        265,380
 *#Pokka Corp...........................    48,000         88,936
 Poplar Co., Ltd........................     6,600         55,218
 *Press Kogyo Co., Ltd..................   143,000         72,367
 *#Prima Meat Packers, Ltd..............   230,000         90,111
 Pulstec Industrial Co., Ltd............    21,200         89,116
 Q'Sai Co., Ltd.........................    42,000        118,614
 #Raito Kogyo Co., Ltd..................    84,900        161,463
 #Rasa Industries, Ltd..................   119,000        163,180
 Renown Look, Inc.......................    50,000        170,591
 *#Renown, Inc..........................   402,000        200,155
 Rheon Automatic Machinery Co., Ltd.....    40,000         94,356
 *Rhythm Watch Co., Ltd.................   344,000        221,818
 Ricoh Elemex Corp......................    11,000         28,282
 Ricoh Leasing Co., Ltd.................     4,000         47,178
 Right On Co., Ltd......................    21,000        236,542
 Riken Corp.............................   193,000        385,953
 Riken Keiki Co., Ltd...................    33,000        111,782
 #Riken Vinyl Industry Co., Ltd.........   123,000        307,211
 Riken Vitamin Co., Ltd.................    24,000        210,586
 Ringer Hut Co., Ltd....................    26,000        250,418
 #Rock Field Co., Ltd...................    14,000        229,686
 #Rohto Pharmaceutical Co., Ltd.........    56,000        413,206
 Roland Corp............................    26,400        247,591
 *Royal Co., Ltd........................    62,000        456,466
 *Ryobi, Ltd............................   238,000        264,196
 Ryoden Trading Co., Ltd................    80,000        195,241
 Ryoyo Electro Corp.....................    45,000        351,508
 #S Foods, Inc..........................    28,000        129,127
 S.T. Chemical Co., Ltd.................    48,000        309,121
 SMK Corp...............................   127,000        327,568
 SPC Electronic Corp....................    29,000        122,614
 SRL, Inc...............................    42,000        357,899
 *#SXL Corp.............................   148,000        108,721
 Saeki Kensetsu Kogyo Co., Ltd..........    71,000         41,726
 #Sagami Chain Co., Ltd.................    37,000        280,864
 Sagami Co., Ltd........................    60,000        180,713
 *Sailor Pen Co., Ltd...................    44,000         75,419
 Sakai Chemical Industry Co., Ltd.......   141,000        368,281
 Sakai Heavy Industries, Ltd............    60,000         62,686
 *Sakai Ovex Co., Ltd...................    85,000         31,221
 Sakata Inx Corp........................    92,000        210,260
 *Sakurada Co., Ltd.....................    38,000         24,503
 Sala Corp..............................    41,000        207,819
 San-Ai Oil Co., Ltd....................   118,000        289,907
 Sankei Building Co., Ltd...............    97,000        260,482
 #Sanki Engineering Co., Ltd............   105,000        511,652
 Sanko Co., Ltd.........................     2,000          6,122
 *Sanko Metal Industrial Co., Ltd.,
   Tokyo................................    54,000         35,702
 *Sankyo Aluminum Industry Co., Ltd.....   359,000        254,932
 *Sankyo Seiki Manufacturing Co., Ltd...    76,000        124,687
 Sankyo Seiko Co., Ltd..................    86,000        234,453
 *#Sankyu, Inc., Tokyo..................   415,000        281,149
 Sanoh Industrial Co., Ltd..............    53,000        171,742
 Sanshin Electronics Co., Ltd...........    51,000        184,410
 Sanwa Electric Co., Ltd................    17,000         18,732
 Sanyo Denki Co., Ltd...................    65,000        116,720
 Sanyo Engineering & Construction,
   Inc..................................     9,000         17,630

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CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 #Sanyo Industries, Ltd., Tokyo.........    48,000   $    144,178
 #Sanyo Special Steel Co., Ltd..........   339,000        254,565
 Sasebo Heavy Industries Co., Ltd.,
   Tokyo................................   257,000        151,035
 *Sata Construction Co., Ltd., Gumma....    61,000         24,397
 Sato Shoji Corp........................    31,000         64,017
 Satori Electric Co., Ltd...............    10,400         42,698
 *Sawafugji Electric Co., Ltd...........    31,000         33,906
 Secom Techno Service Co., Ltd..........     9,000        142,513
 Seijo Corp.............................     8,000         74,179
 Seika Corp.............................   145,000        146,758
 *Seikitokyu Kogyo Co., Ltd.............    86,000         41,415
 *Seiko Corp............................   102,407        158,816
 Seirei Industry Co., Ltd...............    12,000          9,403
 #Seiren Co., Ltd.......................    81,000        234,706
 #Sekisui Jushi Co., Ltd................    85,000        232,420
 #Sekisui Plastics Co., Ltd.............   150,000        224,054
 Sekiwa Real Eastate, Ltd...............    16,000         62,033
 Senko Co., Ltd.........................   205,000        389,871
 Senshukai Co., Ltd.....................    70,000        316,533
 Shaddy Co., Ltd........................    27,000        263,796
 *#Shibaura Engineering Works Co.,
   Ltd..................................    71,000        170,379
 Shibusawa Warehouse Co., Ltd...........   119,000        217,573
 Shibuya Kogyo Co., Ltd.................    54,000        370,240
 *Shikibo, Ltd..........................   155,000         46,811
 #Shikoku Chemicals Corp................    89,000        289,124
 Shikoku Coca-Cola Bottling Co., Ltd....    31,000        258,091
 Shimizu Bank, Ltd......................    12,600        524,507
 *#Shimura Kako Co., Ltd................    55,000         39,505
 Shin Nippon Air Technologies Co.,
   Ltd..................................    37,180        115,927
 Shinagawa Fuel Co., Ltd................   160,000        543,280
 Shinagawa Refractories Co., Ltd........   116,000        134,449
 #Shindengen Electric Manufacturing Co.,
   Ltd..................................   106,000        186,883
 Shin-Etsu Polymer Co., Ltd.............   111,000        480,186
 #Shinkawa, Ltd.........................    21,000        389,095
 Shin-Keisei Electric Railway Co.,
   Ltd..................................    32,000         84,888
 Shinki Co., Ltd........................    61,000        206,130
 *#Shinko Electric Co., Ltd.............   257,000        385,977
 Shinko Shoji Co., Ltd..................    41,000        148,586
 Shin-Kobe Electric Machinery Co.,
   Ltd..................................    71,000        223,115
 *Shinmaywa Industries, Ltd.............   168,000        213,917
 *Shinsho Corp..........................   110,000         96,968
 *Shinwa Kaiun Kaisha, Ltd..............   238,000        102,959
 *Shinyei Kaisha........................    54,000         35,702
 Shiroki Co., Ltd.......................   132,000        244,574
 #Sho-Bond Corp.........................    39,100        247,337
 Shobunsha Publications, Inc............    25,000        274,864
 *#Shochiku Co., Ltd....................    99,000        513,929
 Shoei Co., Ltd.........................     6,000         62,196
 Shoko Co., Ltd.........................   156,000        162,984
 Shokusan Bank, Ltd.....................    52,000        136,669
 *Shokusan Jutaku Sogo Co., Ltd.........   204,000          1,665
 Showa Aircraft Industry Co., Ltd.......    22,000         38,787
 *#Showa Electric Wire & Cable Co.,
   Ltd., Kawasaki.......................   313,000        168,616
 #Showa Highpolymer Co., Ltd............    79,000        162,494
 Showa Mining Co., Ltd..................     8,000          5,877
 #Showa Sangyo Co., Ltd.................   282,000        506,387
 Showa Tansan Co., Ltd..................     9,000         20,055
                                           SHARES       VALUE+
                                           ------       ------
 Siix Corp..............................     6,000   $     81,786
 *#Silver Seiko, Ltd....................    87,000         35,506
 Sintokogio, Ltd., Nagoya...............   108,000        209,803
 *Snow Brand Milk Products Co., Ltd.....   112,500        161,613
 Snow Brand Seed Co., Ltd...............     4,000          9,795
 Soda Nikka Co., Ltd....................    35,000         47,994
 *Sodick Co., Ltd.......................    64,000        104,477
 #Sogo Medical Co., Ltd.................     8,800        114,853
 *Sokkisha Co., Ltd.....................    40,000         34,934
 Sonton Food Industry Co., Ltd..........    15,000         99,172
 Sotetsu Rosen Co., Ltd.................    44,000        193,935
 Sotoh Co., Ltd.........................    12,000         69,542
 Star Micronics Co., Ltd................    59,000        261,976
 Stella Chemifa Corp....................    14,000        204,546
 Subaru Enterprise Co., Ltd.............    36,000         97,262
 Sumida Corp............................    16,000        367,628
 *#Suminoe Textile Co., Ltd.............   142,000        132,131
 *Sumitomo Coal Mining Co., Ltd.........    90,500         22,899
 *#Sumitomo Construction Co., Ltd.......   214,000         78,603
 #Sumitomo Densetsu Co., Ltd............    50,700        153,530
 *Sumitomo Heavy Industries, Ltd........   618,000        388,409
 *Sumitomo Light Metal Industries,
   Ltd..................................   493,000        249,488
 Sumitomo Precision Products Co., Ltd.,
   Amagasaki City.......................    78,000        190,360
 #Sumitomo Seika Chemicals Co., Ltd.....   102,000        188,989
 *#Sumitomo Special Metals Co., Ltd.....    76,000        369,098
 Sumitomo Warehouse Co., Ltd............   203,000        442,403
 Sun Wave Corp..........................    88,000        112,052
 Sun-S, Inc.............................    56,300        325,811
 SunTelephone Co., Ltd..................    65,000        137,412
 Suruga Corp............................    11,000        114,476
 *Suzutan Co., Ltd......................    62,000         18,218
 #Sysmex Corp...........................    23,700        492,319
 T.Hasegawa Co., Ltd....................    18,000        220,969
 TKC Corp...............................     5,400         62,632
 TOC Co., Ltd...........................    80,000        368,934
 TYK Corp...............................    67,000        117,577
 Tabai Espec Corp.......................    34,000        122,385
 Tachihi Enterprise Co., Ltd............    17,000        278,905
 Tachikawa Corp.........................    14,000         46,851
 Tachi-S Co., Ltd.......................    16,000         59,421
 Tadano, Ltd............................   206,000        314,427
 Taihei Dengyo Kaisha, Ltd..............    66,000        152,993
 #Taihei Kogyo Co., Ltd.................   114,000         68,857
 *Taiheiyo Kouhatsu, Inc................    90,000         29,384
 Taiho Kogyo Co., Ltd...................    30,000        244,623
 Taikisha, Ltd..........................    97,000        829,743
 *Taisei Fire & Marine Insurance Co.,
   Ltd..................................   118,000            963
 *Taisei Prefab Construction Co., Ltd...   134,000         94,062
 #Taisei Rotec Corp.....................   127,000        161,711
 #Taito Co., Ltd........................    70,000        125,128
 #Taiyo Toyo Sanso Co., Ltd.............   232,000        454,475
 Takada Kiko Co., Ltd...................    31,000        103,489
 Takagi Securities Co., Ltd.............    94,000         88,234
 Takamatsu Corp.........................    19,500        162,347
 Takano Co., Ltd........................    15,000         90,601
 *Takaoka Electric Manufacturing Co.,
   Ltd., Tokyo..........................   156,000         89,132
 *Taka-Q Co., Ltd.......................    69,500         39,709
 Takara Printing Co., Ltd...............     6,000         25,221
 *Takarabune Corp.......................    52,000         19,524

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Takasago Electric Industry Co., Ltd....    22,000   $    145,452
 Takasago International Corp............   136,000        408,505
 *Takashima & Co., Ltd..................    60,000         34,282
 Takigami Steel Construction Co., Ltd...    18,000         44,076
 #Takiron Co., Ltd......................   140,000        261,682
 Tamura Corp............................   112,000        203,861
 *#Tamura Electric Works, Ltd...........    74,000         97,245
 Tanseisha Co., Ltd.....................    26,000         82,129
 Tasaki Shinju Co., Ltd.................    53,000        132,808
 *Tateho Chemical Industries Co., Ltd...    26,500         47,586
 *Tatsuta Electric Wire & Cable Co.,
   Ltd..................................   106,000         83,924
 Taya Co., Ltd..........................     5,000         39,587
 *#Tayca Corp...........................    74,000        114,157
 *Teac Corp.............................   109,000        123,666
 Techno Ryowa, Ltd......................    16,400         40,962
 Tecmo, Ltd.............................    22,000        182,982
 Teijin Seiki Co., Ltd..................   138,000        246,680
 #Teikoku Hormone Manufacturing Co.,
   Ltd..................................    33,000        155,687
 Teikoku Piston Ring Co., Ltd...........    42,000         99,416
 Teikoku Sen-I Co., Ltd.................    39,000         96,453
 Teikoku Tsushin Kogyo Co., Ltd.........    73,000        206,758
 #Tekken Corp...........................   274,000        205,754
 *Ten Allied Co., Ltd...................    37,000        119,291
 Tenma Corp.............................    50,000        458,719
 Teraoka Seisakusho Co., Ltd............    13,000         50,508
 Tetra Co., Ltd., Tokyo.................    41,000         56,222
 #The Daito Bank, Ltd...................   114,000        286,593
 Thermal Engineering Co., Ltd...........     1,000          3,771
 Tigers Polymer Corp....................    16,000         44,142
 *Titan Kogyo KK........................    36,000         24,095
 #Toa Corp..............................   293,000        255,895
 #Toa Doro Kogyo Co., Ltd...............    85,000        135,983
 Toa Oil Co., Ltd.......................    67,000         59,062
 *Toa Wool Spinning & Weaving Co.,
   Ltd..................................    73,000         16,088
 Toagosei Co., Ltd......................   292,719        353,609
 *Tobu Store Co., Ltd...................    71,000        110,109
 #Tochigi Bank, Ltd.....................    76,000        411,280
 Tochigi Fuji Industrial Co., Ltd.......    51,000         97,825
 #Toda Kogyo Corp.......................    88,000        290,903
 #Todentu Corp..........................    57,000         89,328
 Toenec Corp............................   101,000        312,443
 Tohcello Co., Ltd......................     8,000         12,080
 Toho Co., Ltd..........................    35,000        243,684
 Toho Real Estate Co., Ltd..............    98,000        323,160
 Toho Titanium Co., Ltd.................    44,000        247,447
 #Toho Zinc Co., Ltd....................   205,000        200,792
 Tohoku Bank, Ltd.......................    63,000        103,873
 Tohoku Misawa Homes Co., Ltd...........    24,000         90,699
 Tohoku Pioneer Corp....................    26,800        334,685
 *Tohpe Corp............................    36,000         17,630
 Tohto Suisan Co., Ltd..................    54,000         75,811
 Tokai Carbon Co., Ltd..................   275,000        417,500
 Tokai Corp.............................   108,000        409,027
 *Tokai Kanko Co., Ltd..................   333,000         62,515
 #Tokai Pulp Co., Ltd...................    88,000        280,847
 *Tokai Senko KK, Nagoya................    47,000         28,772
 Tokai Tokyo Securities Co., Ltd........   366,250        406,562
 #Tokico, Ltd...........................   189,000        513,708
 *Tokimec, Inc..........................   119,000         68,963
                                           SHARES       VALUE+
                                           ------       ------
 *#Tokin Corp...........................    86,000   $    357,997
 Toko Electric Corp.....................    39,000         56,026
 *Toko, Inc.............................   129,000        250,598
 Tokushima Bank, Ltd....................    61,200        338,682
 #Tokushu Paper Manufacturing Co.,
   Ltd..................................   119,000        371,040
 Tokyo Biso Kogyo Corp..................     5,000         21,997
 Tokyo Denki Komusho Co., Ltd...........    57,000        163,768
 Tokyo Denpa Co., Ltd...................    11,000         95,172
 *Tokyo Dome Corp.......................   113,000        231,506
 Tokyo Kikai Seisakusho, Ltd............   132,000        246,729
 Tokyo Leasing Co., Ltd.................    86,000        624,740
 Tokyo Nissan Auto Sales Co., Ltd.......    97,000        191,601
 #Tokyo Rakutenchi Co., Ltd.............    92,000        274,840
 *Tokyo Rope Manufacturing Co., Ltd.....   286,000        107,383
 Tokyo Sangyo Co., Ltd..................    36,500         84,014
 Tokyo Steel Manufacturing Co., Ltd.....    77,400        247,018
 #Tokyo Tatemono Co., Ltd...............   244,000        370,436
 *Tokyo Tekko Co., Ltd..................    67,000         79,843
 Tokyo Theatres Co., Inc., Tokyo........   116,000         78,586
 *Tokyo Tomin Bank, Ltd.................    45,200        351,225
 Tokyo Tungsten Corp....................    32,200        310,133
 Tokyotokeiba Co., Ltd..................   422,000        378,892
 #Tokyu Community Corp..................    19,000        212,619
 *#Tokyu Construction Co., Ltd..........   579,000        288,283
 *Tokyu Department Store Co., Ltd.......   406,000        235,285
 Tokyu Livable Inc......................    12,000         74,930
 Tokyu Recreation Corp..................    32,000        155,410
 Tokyu Store Chain Corp.................   175,000        524,221
 *Tokyu Tourist Corp....................    92,000         51,814
 Toli Corp..............................   101,000        114,590
 Tomato Bank, Ltd.......................   128,000        301,938
 Tomen Electronics Corp.................    10,000        208,138
 Tomoe Corp.............................    56,000         74,048
 *#Tomoegawa Paper Co., Ltd.............    55,000        127,495
 #Tomoku Co., Ltd.......................   185,000        280,864
 #Tomy Co., Ltd.........................    27,000        233,604
 Tonami Transportation Co., Ltd.........   173,000        364,314
 Topcon Corp............................    68,000        146,529
 Topre Corp.............................    85,000        297,637
 Topy Industries, Ltd...................   325,000        472,187
 #Torigoe Co., Ltd......................    35,000        108,272
 Torishima Pump Manufacturing Co., Ltd.,
   Osaka................................    45,000        159,409
 Tose Co., Ltd..........................     6,100         49,541
 *Toshiba Ceramics Co., Ltd.............   350,000        717,055
 *#Toshiba Engineering & Construction
   Co., Ltd.............................   101,000        155,809
 *#Toshiba Machine Co., Ltd.............   294,000        580,729
 Toshiba Tungaloy Co., Ltd..............   124,000        260,115
 Tosho Printing Co., Ltd................    94,000        183,373
 *Totenko Co., Ltd......................    35,000         64,849
 Totetsu Kogyo Co., Ltd.................    53,000         83,924
 *Totoku Electric Co., Ltd., Tokyo......    62,000         46,558
 Tottori Bank, Ltd......................   127,000        388,728
 *Towa Corp.............................    28,000        206,375
 Towa Meccs Corp........................    75,000         38,567
 *#Towa Real Estate Development Co.,
   Ltd..................................   160,000         44,403
 Toyo Bussan Co., Ltd...................    11,000         53,332
 *#Toyo Communication Equipment Co.,
   Ltd..................................    79,000        208,276

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *#Toyo Construction Co., Ltd...........   290,000   $     94,682
 *Toyo Electric Co., Ltd................    67,000         57,422
 *#Toyo Engineering Corp................   473,000        505,758
 *Toyo Kanetsu KK.......................   206,000        119,381
 Toyo Kohan Co., Ltd....................   140,000        331,388
 Toyo Radiator Co., Ltd.................   104,000        215,614
 Toyo Securities Co., Ltd...............   113,000        139,273
 *#Toyo Shutter Co., Ltd................    77,000         15,712
 *Toyo Sugar Refining Co., Ltd..........    60,000         26,935
 Toyo Tire & Rubber Co., Ltd............   307,000        541,256
 *Toyo Umpanki Co., Ltd.................   146,000        196,629
 Toyo Wharf & Warehouse Co., Ltd........   118,000        144,472
 #Trusco Nakayama Corp..................    36,000        447,814
 Tsubaki Nakashima Co., Ltd.............    47,000        265,469
 Tsubakimoto Machinery & Engineering
   Co., Ltd.............................    44,000         48,484
 *Tsudakoma Corp........................   101,000        129,429
 *#Tsugami Corp.........................   124,000        122,467
 *Tsukamoto Co., Ltd....................    44,000         26,935
 Tsukishima Kikai Co., Ltd..............    60,000        278,660
 *Tsumura & Co..........................    91,000        802,187
 Tsurumi Manufacturing Co., Ltd.........    42,000        173,464
 Tsutsumi Jewelry Co., Ltd..............    24,800        623,466
 #Tsutsunaka Plastic Industry Co.,
   Ltd..................................    71,000        170,379
 *Tsuzuki Denki Co., Ltd................     5,000          7,428
 U-Shin, Ltd............................    38,000        105,767
 Ube Material Industries, Ltd...........    16,000         15,149
 Uchida Yoko Co., Ltd...................    72,000        142,219
 Ueki Corp..............................    47,000         66,751
 Unicafe, Inc...........................     4,200         47,651
 #Uniden Corp...........................    76,000        543,411
 Unimat Offisco Corp....................    27,700        296,184
 *#Unitika, Ltd.........................   699,000        251,039
 *Utoc Corp.............................    68,000         43,293
 Wakachiku Construction Co., Ltd........   194,000        104,510
 #Wakamoto Pharmaceutical Co., Ltd......    48,000        113,619
 Wakodo Co., Ltd........................     2,000         48,647
 Warabeya Nichiyo Co., Ltd..............     6,000         33,351
 Xebio Co., Ltd.........................    12,000        210,586
 #Yahagi Construction Co., Ltd..........    59,000        177,219
 #Yaizu Suisankagaku Industry Co.,
   Ltd..................................    14,000         93,703
 Yamaichi Electronics Co., Ltd..........    21,000        236,542
 Yamamura Glass Co., Ltd................   213,000        272,954
 *Yamatane Corp.........................   131,000         56,671
 Yamatane Securities Co., Ltd...........   255,000        328,858
 Yamato Corp............................    36,000        117,830
 Yamato International, Inc..............    43,000         53,349
 Yamato Kogyo Co., Ltd..................   130,000        527,364
 Yamaura Corp...........................    19,000         46,060
 Yamazen Co., Ltd.......................   140,000        183,977
 Yaoko Co., Ltd.........................    29,000        420,153
 Yasuda Warehouse Co., Ltd..............    18,000         55,683
 Yellow Hat, Ltd., Tokyo................    44,000        312,451
 Yodogawa Steel Works, Ltd..............   264,000        635,677
 Yokogawa Bridge Corp...................    70,400        259,730
 *Yokohama Matsuzakaya, Ltd.............    27,000         11,019
                                           SHARES       VALUE+
                                           ------       ------
 Yokohama Reito Co., Ltd................   111,000   $    448,476
 Yokowo Co., Ltd........................    28,000        166,608
 Yomeishu Seizo Co., Ltd................    46,000        304,126
 Yomiuri Land Co., Ltd..................   157,000        452,361
 #Yondenko Corp.........................    58,800        213,094
 Yonekyu Corp...........................    41,500        311,635
 Yonex Co., Ltd.........................    19,000         62,498
 Yorozu Corp............................    26,800         82,031
 Yoshihara Oil Mill, Ltd................    36,000         64,645
 Yoshimoto Kogyo Co., Ltd...............    60,000        478,472
 *#Yuasa Corp...........................   260,000        282,251
 Yuasa Funashoku Co., Ltd...............    33,000         40,403
 *#Yuasa Trading Co., Ltd...............   174,000         90,895
 *Yuken Kogyo Co., Ltd..................    60,000         34,771
 Yuki Gosei Kogyo Co., Ltd..............    14,000         29,825
 Yukiguni Maitake Co., Ltd..............    26,000        116,296
 *Yuraku Real Estate Co., Ltd...........    39,000         51,888
 #Yurtec Corp...........................   119,000        343,844
 #Yushin Precision Equipment Co., Ltd...    15,000        244,868
 Yushiro Chemical Industry Co., Ltd.....    10,000         49,790
 Zenchiku Co., Ltd......................   126,000        134,726
 Zenrin Co., Ltd........................    49,600        314,567
 Zensho Co., Ltd........................    17,000        305,269
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $422,946,842)...................              189,031,331
                                                     ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $10,985).......................                   10,920
                                                     ------------
RIGHTS/WARRANTS -- (0.0%)
 *BSL Corp. Warrants 01/30/04
   (Cost $0)............................     3,950              0
                                                     ------------
TOTAL -- JAPAN
  (Cost $422,957,827)...................              189,042,251
                                                     ------------

                                            FACE
                                           AMOUNT
                                           ------
                                           (000)
TEMPORARY CASH
  INVESTMENTS -- (2.7%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $5,280,000 FMC
   Discount Notes 1.37%, 07/30/03,
   valued at $5,227,200) to be
   repurchased at $5,149,519
   (Cost $5,149,000)....................  $  5,149      5,149,000
                                                     ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $428,106,827)++.................             $194,191,251
                                                     ============

--------------------

  +  See Note B to Financial Statements.
  #  Total or Partial Securities on Loan
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $430,978,629.

                See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                            SHARES         VALUE+
                                            ------         ------
AUSTRALIA -- (31.4%)
COMMON STOCKS -- (31.3%)
 *A.I., Ltd.............................      129,195   $     11,242
 A.P. Eagers, Ltd.......................       23,939         66,658
 ABC Learning...........................      133,000        191,889
 ADCorp Australia, Ltd..................      109,324         57,077
 ARB Corporation, Ltd...................      116,670        157,849
 Abigroup, Ltd..........................      129,710        150,005
 Adelaide Bank, Ltd.....................      116,153        480,577
 Adelaide Brighton, Ltd.................      876,359        526,419
 #Adsteam Marine, Ltd...................      434,628        429,433
 Adtrans Group, Ltd.....................       29,000         43,957
 *Agenix, Ltd...........................      149,379         25,577
 Alesco Corp., Ltd......................       81,261        177,915
 *Allstate Explorations NL..............       49,087          3,445
 Altium.................................      162,100        105,562
 Amalgamated Holdings, Ltd..............      266,483        372,507
 *Amity Oil NL..........................      222,481         69,943
 *Amrad Corp., Ltd......................      135,523         31,193
 *Anaconda Nickel NL....................      500,170         54,754
 *Anateus Energy, Ltd...................      193,687         10,112
 #Aquarius Platinum (Australia), Ltd....       44,452        207,625
 *Argonaut Resources NL.................        2,844            176
 *Ariadne Australia, Ltd................      270,353         33,390
 *Aspen Group, Ltd......................       15,795          1,507
 Atlas Pacific, Ltd.....................       82,585         17,618
 *AuIron Energy, Ltd....................      260,290         11,544
 *Aurora Gold, Ltd......................      226,812         26,103
 Ausdrill, Ltd..........................      103,961         22,761
 Ausmelt, Ltd...........................       36,118         16,424
 Austal, Ltd............................      356,800        224,341
 *Austar United Communications, Ltd.....      440,796         40,831
 *Austral Coal, Ltd.....................      285,300         92,896
 Australand Holdings, Ltd...............      300,000        232,416
 *#Australian Magnesium Corp., Ltd......      332,383         82,103
 Australian Pharmaceutical Industries,
   Ltd..................................      287,700        442,543
 Australian Pipeline Trust..............      124,100        176,262
 Australian Provincial Newspaper
   Holdings, Ltd........................            1              2
 *Australian Resources, Ltd.............      141,446         18,263
 *Australian Worldwide Exploration,
   Ltd..................................      308,100        153,938
 *Autron Corporation, Ltd...............      989,247        105,517
 Bank of Queensland, Ltd................      139,752        545,266
 Beach Petroleum NL.....................    1,785,506        320,757
 *Beaconsfield Gold NL..................       89,078         10,252
 *Bendigo Mining NL.....................    1,712,123        264,322
 *Beyond International, Ltd.............       61,256         13,755
 *Biota Holdings, Ltd...................       97,808         26,631
 Blackmores, Ltd........................       27,894         95,523
 *Bligh Oil & Minerals NL Issue 00......      602,266         33,473
 *Brandrill, Ltd........................       97,929          9,621
 #Brazin, Ltd...........................       98,875        106,019
 Bridgestone Australia, Ltd.............       49,000         50,065
 Bristile, Ltd..........................      276,832        393,190
 *#Burns, Philp & Co., Ltd..............    1,079,004        345,274
 #Burswood, Ltd.........................      759,819        281,527
 Cabcharge Austalia, Ltd................      196,800        351,332
 *#Caltex Australia, Ltd................      499,500        616,912
                                            SHARES         VALUE+
                                            ------         ------
 Campbell Brothers, Ltd.................       80,453   $    205,955
 *Cape Range, Ltd.......................      619,912         10,788
 Casinos Austria International, Ltd.....      258,299         84,104
 Cedar Woods Properties, Ltd............       50,913         20,007
 Cellnet Telecommunications Group,
   Ltd..................................       91,100         50,120
 *Centamin Egypt, Ltd...................      996,437        131,457
 *#Centaur Mining & Exploration, Ltd....       62,058         16,723
 Centennial Coal, Ltd...................      428,569        560,586
 Central Equity, Ltd....................      129,405        119,867
 Centro Properties, Ltd.................        5,513         12,008
 *Charter Pacific Corp., Ltd............       72,823         16,353
 *Chemeq, Ltd...........................      120,000        248,584
 *Circadian Technologies, Ltd...........       40,370         31,502
 Citect Corp., Ltd......................      109,822        141,802
 *Clifford Corp., Ltd...................      161,750              0
 Clough, Ltd............................      808,641        222,442
 Coates Hire, Ltd.......................      451,091        519,139
 Collection House, Ltd..................      176,200        295,762
 #Colorado Group, Ltd...................      128,893        204,053
 Consolidated Manufacturing Industries,
   Ltd..................................       32,784         29,079
 Consolidated Minerals, Ltd.............      233,983         81,441
 *Consolidated Paper Industries, Ltd....       68,585         33,883
 *Coplex Resources NL...................      231,400         11,691
 Coventry Group, Ltd....................       63,616        149,282
 Crane Group, Ltd.......................      105,299        478,231
 *Croesus Mining NL.....................      798,235        367,460
 *Cudgen RZ, Ltd........................       36,650          3,909
 *Dalrymple Resources NL................       75,462         75,407
 Danks Holdings, Ltd....................       10,425         56,067
 Davnet, Ltd............................      181,293         64,119
 *Denehurst, Ltd........................       95,000          3,893
 Devine, Ltd............................      168,183         40,599
 *Diamin Resources NL...................      212,131         10,718
 *Dominion Mining, Ltd..................      168,015         58,480
 Downer Group, Ltd......................      383,159        114,004
 *Easycall International, Ltd...........      177,300          5,425
 *Ecorp, Ltd............................    1,301,988        277,751
 *Emporer Mines, Ltd....................      120,600         41,976
 Energy Developments, Ltd...............      164,549        211,542
 *Energy World Corp., Ltd...............      325,630          5,850
 Envestra, Ltd..........................      300,200        158,418
 Environmental Solutions International,
   Ltd..................................       67,364         10,778
 Equigold NL............................      225,700        103,899
 FKP, Ltd...............................      142,602        116,080
 Fantastic Holdings, Ltd................      121,000        131,102
 Fleetwood Corp., Ltd...................       45,767         73,739
 *Forest Place Group, Ltd...............       85,192         11,956
 Freedom Group, Ltd.....................      196,495        217,312
 Futuris Corp., Ltd.....................      316,000        234,167
 GRD NL.................................      379,594        213,101
 GUD Holdings, Ltd......................      114,428        240,896
 GWA International, Ltd.................      415,102        577,926
 Gazal Corp., Ltd.......................       71,177         86,310
 *Geo2 Limited..........................       25,261          5,531
 *Gold Aura.............................        2,635            174
 *Golden West Refining Corp., Ltd.......       17,330          3,502

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 *Goldstream Mining NL..................       90,901   $     34,701
 Gowing Bros., Ltd......................       55,880         58,977
 Gowing Retail, Ltd.....................        3,796          1,279
 *Gradipore, Ltd........................       86,855         44,859
 #Graincorp, Ltd. Series A..............       74,500        401,925
 #Grand Hotel Group.....................      369,971        120,465
 Great Southern Plantations, Ltd........      345,000        118,145
 *Green's Foods, Ltd....................       66,082         18,920
 Gunns, Ltd.............................       83,239        397,202
 *Gympie Gold, Ltd......................      289,330        125,069
 *HIH Insurance, Ltd....................      791,605         77,770
 Hamilton Island, Ltd...................       52,600         78,252
 Hancock and Gore, Ltd..................       60,638         43,233
 *Hardman Resources NL..................      717,859        221,650
 *Hartleys, Ltd.........................       84,981         18,129
 *Health Communication Network, Ltd.....      106,000         31,539
 Healthscope, Ltd.......................      127,373        155,168
 Henry Walker Group, Ltd................      287,948        140,637
 *Herald Resources, Ltd.................       69,910         16,876
 Hills Industries, Ltd..................      247,400        427,775
 Housewares International, Ltd..........      265,942        288,144
 *Hutchison Telecommunications
   (Australia), Ltd.....................    1,255,400        162,097
 IInet, Ltd.............................       65,200         34,773
 ION, Ltd...............................      342,085        391,769
 Infomedia, Ltd.........................      598,900        292,509
 Institute of Drug Technology Australia,
   Ltd..................................       44,372         58,539
 *Intellect Holdings, Ltd...............      403,028         65,614
 *Ixla, Ltd.............................       89,921          1,161
 Jones (David), Ltd.....................      767,972        461,312
 Jubilee Gold Mines NL..................      224,549        179,005
 KTS Corp., Ltd.........................       43,000         66,626
 Kaz Group, Ltd.........................    1,495,748        188,932
 *Keycorp, Ltd..........................       67,609         44,787
 *Kidston Gold Mines, Ltd...............       49,260          6,222
 *Kimberley Diamond Co. NL..............      182,966         48,276
 Kingsgate Consolidated NL..............      132,456        232,745
 *Kresta Holdings, Ltd..................       56,700          6,048
 Lemarne Corp., Ltd.....................       20,790         22,059
 *MYOB, Ltd.............................      463,100        155,988
 *MacMahon Holdings, Ltd................      192,179         21,038
 Magellan Petroleum Australia, Ltd......       32,760         29,426
 Maryborough Sugar Factory, Ltd.........          600          2,088
 *Matrix Oil NL.........................      557,000         13,759
 Maxi-Cube, Ltd.........................      149,412         23,905
 McConnell Dowell Corp., Ltd............       62,776         49,339
 McGuigan (Brian) Wines, Ltd............      241,677        651,241
 McPherson's, Ltd.......................       63,412         78,674
 *Metal Storm, Ltd......................      406,669        118,716
 Mia Group, Ltd.........................      237,000         90,474
 *Micromedical Industries, Ltd..........      237,161        117,163
 #Miller's Retail, Ltd..................      439,290        434,040
 Monadelphous Group, Ltd................       18,988         31,339
 *Mosaic Oil NL.........................      387,324         31,529
 *Namoi Cotton Cooperative, Ltd.........      135,353         21,276
 National Can Industries, Ltd...........       97,017         55,009
 Neverfail Springwater, Ltd.............      159,496        201,464
 *New Lifecare Health, Ltd..............        4,032            190
 *New Tel, Ltd..........................      118,238          3,053
 *Normans Wine, Ltd.....................       35,848          2,214
 *Novogen, Ltd..........................      176,419        205,013
                                            SHARES         VALUE+
                                            ------         ------
 *Novus Petroleum, Ltd..................      339,634   $    196,387
 Nufarm, Ltd............................      391,902        706,233
 OPSM Protector, Ltd....................      264,309        504,494
 Oamps, Ltd.............................      130,371        166,871
 Oil Company of Australia, Ltd..........       51,800         93,056
 *Orbital Engine Corp., Ltd.............      537,358         54,300
 Oroton International, Ltd..............       38,427         97,077
 *Oxiana Resources NL...................      982,000        201,219
 *PMP Communications, Ltd...............      821,871        205,319
 Pacific Group, Ltd.....................      279,219        584,681
 Pacific Hydro, Ltd.....................      364,003        617,131
 *Pan Pacific Petroleum NL..............      327,800         23,003
 Pan Pharmaceuticals, Ltd...............      322,766        251,865
 *Payce Consolidated, Ltd...............       18,000         10,004
 *Peptide Technology, Ltd...............      281,015        130,940
 *Perilya Mines NL......................      263,500         71,744
 Permanent Trustee Co., Ltd.............       20,052         95,122
 Peter Lehmann Wines, Ltd...............       35,586         69,722
 *Petsec Energy, Ltd....................       97,992         13,203
 *Pima Mining NL........................      656,061         40,514
 *Plantcorp NL..........................        4,329              0
 Plaspak Group, Ltd.....................       91,050         52,137
 *Polartechnics, Ltd....................       43,405         43,861
 *Port Douglas Reef Resorts, Ltd........      251,655         14,128
 Portman Mining, Ltd....................      318,890        204,085
 *Precious Metals Australia, Ltd........       10,606            435
 *Preston Resources NL..................       64,000          9,701
 Primary Health Care, Ltd...............      184,843        306,119
 Prime Television, Ltd..................      172,440        166,507
 *Progen Industries, Ltd................       24,788         11,341
 *Programmed Maintenance Service,
   Ltd..................................      114,000        129,917
 Queensland Cotton Holdings, Ltd........       39,866         67,589
 *Quiktrak Networks, Ltd................      740,124         11,218
 Ramsay Health Care, Ltd................      177,900        356,541
 Raptis Group, Ltd......................       12,000          1,650
 Rebel Sport, Ltd.......................       88,284        107,549
 Reece Australia, Ltd...................      160,500        572,156
 *Reinsurance Australia Corp., Ltd......      399,993         37,051
 *Resolute Mining, Ltd..................      287,264         96,760
 Ridley Corp., Ltd......................      580,583        449,789
 *Roc Oil Co., Ltd......................      200,700        164,500
 Rock Building Society, Ltd.............       11,373         20,303
 Rural Press, Ltd.......................      219,756        610,677
 SPC, Ltd...............................      323,082        223,092
 Sabre Group, Ltd.......................       40,702         39,530
 Schaffer Corp., Ltd....................       33,766        232,779
 Select Harvests, Ltd...................       43,099         78,635
 Servcorp, Ltd..........................      156,000        126,987
 #Sigma Co., Ltd........................       69,800        172,414
 *Silex System, Ltd.....................      235,100         72,591
 #Simsmetal, Ltd........................      168,578        685,180
 Singleton Group, Ltd...................      228,620        369,634
 Skilled Engineering, Ltd...............      136,072        122,223
 *Solution 6 Holdings, Ltd..............      402,138         85,787
 #Southern Cross Broadcasting
   (Australia), Ltd.....................      139,702        682,319
 *Southern Pacific Petroleum NL.........      698,740        109,835
 Southern Star Group, Ltd...............      187,907         58,019
 *Spectrum Network Systems, Ltd. Series
   B....................................    1,338,446         44,332
 *St. Barbara Mines, Ltd................      375,500         24,242

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 *Star Games, Ltd.......................      132,410   $     86,970
 *Straits Resources, Ltd................       56,534         11,743
 *Strategic Minerals Corp. NL...........      358,100         41,212
 *Striker Resources NL..................      349,594         13,738
 Sunland Group, Ltd.....................       75,095         22,765
 Sydney Aquarium, Ltd...................       24,135         57,448
 *Symex Holdings, Ltd...................      163,000         75,951
 Tab Queensland, Ltd....................      187,300        479,477
 Tandou, Ltd............................        3,410          2,201
 *Tap Oil, Ltd..........................      193,100        160,439
 *Tassal, Ltd...........................       96,243         14,318
 Technology One, Ltd....................      587,800         97,346
 Tempo Service, Ltd.....................      184,359        193,540
 Thakral Holdings Group.................    1,304,383        454,007
 The Gribbles Group, Ltd................      780,300        249,690
 Ticor, Ltd.............................      455,148        370,498
 Timbercorp, Ltd........................      250,258         77,271
 *Titan Resources NL....................       50,000          3,509
 *Tooth & Co., Ltd......................      153,000         15,890
 Transfield Services, Ltd...............      238,000        354,069
 Triako Resources, Ltd..................        5,400          4,244
 Troy Resources NL......................       72,048         68,356
 United Construction Group, Ltd.........      138,399        202,009
 *Valdera Resources, Ltd................        5,531            206
 *VeCommerce, Ltd.......................       13,680          9,216
 *Victoria Petroleum NL.................      347,973          3,516
 Villa World, Ltd.......................      134,700         52,934
 *#Village Roadshow, Ltd................      436,313        328,222
 *Virotec International NL..............      142,891         21,258
 Vision Systems, Ltd....................      300,353        171,988
 Volante Group, Ltd.....................      125,700         78,329
 *Vos Industries, Ltd...................        2,724            222
 Waterco, Ltd...........................       22,304         18,156
 Watpac, Ltd............................      122,796         24,817
 Wattyl, Ltd............................      156,801        271,122
 *Webster, Ltd..........................       33,551          8,570
 *Western Metals, Ltd...................      385,787          5,631
 White (Joe) Maltings, Ltd..............       30,003         54,741
 Wide Bay Capricorn Building Society,
   Ltd..................................       26,958         92,317
 *Williams (R.M.) Holdings, Ltd.........       24,075         13,515
 *Yates, Ltd............................       60,281          3,723
                                                        ------------
TOTAL COMMON STOCKS
  (Cost $51,793,130)....................                  37,863,042
                                                        ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Australian Dollar
   (Cost $63,483).......................                      63,977
                                                        ------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $59,969).......................       55,477         23,981
                                                        ------------
RIGHTS/WARRANTS -- (0.0%)
 *Advanced Engine Components, Ltd.
   Options 12/31/02.....................       11,369              6
 *Amity Oil, Ltd. Options 09/04/04......       55,621          3,903
 *Argonaut Resources NL Options
   06/30/07.............................        8,532            101
 *Australian Magnesium Corp., Ltd.
   Options 07/31/05.....................       13,346            543
 *Axon Instruments, Inc. Options Open
   Pay Date.............................       16,148              0
                                            SHARES         VALUE+
                                            ------         ------
 *Beach Petroleum NL Options 05/31/05...       13,275   $          0
 *Central Equity, Ltd. Options
   04/30/05.............................        6,162             86
 *Didasko, Ltd. Options 11/30/02........        1,310              1
 *Quantum Resources, Ltd. Rights
   12/20/02.............................      115,007              0
 *Quiktrak Networks, Ltd. Options
   12/31/04.............................      158,598            356
 *Quiktrak Networks, Ltd. Warrants
   12/31/04.............................      185,031              0
 *Striker Resources NL Rights 12/11/02..      116,531              0
                                                        ------------
TOTAL RIGHTS/WARRANTS
  (Cost $98)............................                       4,996
                                                        ------------
TOTAL -- AUSTRALIA
  (Cost $51,916,680)....................                  37,955,996
                                                        ------------
HONG KONG -- (27.9%)
COMMON STOCKS -- (27.9%)
 ABC Communications (Holdings), Ltd.....      930,000         27,786
 ALCO Holdings, Ltd.....................      602,000         88,000
 *APT Satellite Holdings, Ltd...........      354,000         74,444
 *Acme Landis Holdings, Ltd.............      170,000          2,158
 Aeon Credit Service (Asia) Co., Ltd....      360,000        129,253
 *Akai Holdings, Ltd....................    4,273,327         14,247
 *Allied Group, Ltd.....................    7,298,000        346,247
 *Allied Properties (Hong Kong), Ltd....   10,179,000        317,170
 *Anex International Holdings, Ltd......      152,000            780
 *Applied China, Ltd....................    1,036,250          8,637
 *Applied International Holdings,
   Ltd..................................    1,243,000         18,170
 Arts Optical International Holdings,
   Ltd..................................      164,000         38,904
 *Asia Aluminum Holdings, Ltd...........    2,460,000        208,190
 *Asia Commercial Holdings, Ltd.........       72,800          2,194
 Asia Financial Holdings, Ltd...........    1,976,908        273,773
 *Asia Logistics Technologies, Ltd......    2,214,000         21,008
 *Asia Securities International, Ltd....    2,386,600         51,413
 *Asia Standard International Group,
   Ltd..................................    2,870,000         91,635
 *Asia Tele-Net & Technology Corp.,
   Ltd..................................   10,520,000         13,489
 Associated International Hotels, Ltd...      898,000        460,593
 *Beijing Development (Hong Kong),
   Ltd..................................      166,000         19,583
 *Bossini International Holdings,
   Ltd..................................      228,750          8,213
 Bright International Group, Ltd........      302,000         34,852
 Burwill Holdings, Ltd..................    2,059,200        198,034
 CCT Telecom Holdings, Ltd..............      472,970         48,518
 *CEC International Holdings, Ltd.......      210,000          3,716
 CNPC (Hong Kong), Ltd..................    2,490,000        169,222
 *CNT Group, Ltd........................    3,078,000         38,284
 Cafe de Coral Holdings, Ltd............      594,000        388,452
 *Capetronic International Holdings,
   Ltd..................................      292,490         29,629
 *Cash Financial Services Group, Ltd....        4,503            104
 *Catic International Holdings, Ltd.....    3,290,000         54,843
 *Cct Technology Holdings Limited.......      227,010            437
 *Celestial Asia Securities Holdings,
   Ltd..................................      128,036          8,127
 *Central China Enterprises, Ltd........    2,104,000          8,633
 Champion Technology Holdings, Ltd......      971,557        144,513
 #Chen Hsong Holdings, Ltd..............    1,515,000        287,511

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 *Cheuk Nang Technologies (Holdings),
   Ltd..................................   11,250,120   $     21,639
 *Cheung Tai Hong Holdings, Ltd.........    2,018,400         11,388
 *Cheung Wah Development Co., Ltd.......    1,434,000         26,662
 Chevalier (OA) International, Ltd......    1,776,251         38,720
 *Chevalier Construction Holdings,
   Ltd..................................      131,203          1,346
 Chevalier International Holdings,
   Ltd..................................    3,235,513        203,292
 *China Aerospace International
   Holdings, Ltd........................    2,430,000        101,268
 *China Bio-Medical Group Limited.......      415,000          4,789
 *China Digicontent Co., Ltd............    2,710,000          3,475
 *China Everbright International,
   Ltd..................................    1,975,000         46,851
 *China Everbright Technology, Ltd......    3,244,000        131,030
 China Foods Holdings, Ltd..............    1,158,000        319,248
 China Hong-Kong Photo Products
   Holdings, Ltd........................    2,338,000        170,883
 *China Investments Holdings, Ltd.......      210,000          7,809
 China Motor Bus Co., Ltd...............       74,000        474,441
 *China Online (Bermuda), Ltd...........   10,580,000         39,343
 China Pharmaceutical Enterprise and
   Investment Corp., Ltd................    2,444,000        372,931
 China Rare Earth Holdings, Ltd.........      700,000         78,988
 #China Resources Beijing Land, Ltd.....    1,288,000        148,641
 *China Sci-Tech Holdings, Ltd..........    2,786,000         12,861
 *China Star Entertainment, Ltd.........       50,292          3,063
 *China Strategic Holdings, Ltd.........      376,000          5,303
 Chinney Investments, Ltd...............    1,144,000         44,741
 Chow Sang Sang Holdings International,
   Ltd..................................    1,098,400        166,197
 Chuangs China Investments, Ltd.........    1,347,000         43,181
 Chuang's Consortium International,
   Ltd..................................    1,858,884         35,039
 Chun Wo Holdings, Ltd..................    1,671,917         53,596
 *Climax International Co., Ltd.........      296,000            873
 *Compass Pacific Holdings, Ltd.........      416,000          5,441
 Continental Holdings, Ltd..............       98,825          8,870
 *Continental Mariner Investment Co.,
   Ltd..................................    1,629,000         99,219
 Coslight Technology International
   Group, Ltd...........................      466,000        111,740
 *Cosmos Machinery Enterprises, Ltd.....    1,024,000         35,452
 *Crocodile Garments, Ltd...............    1,539,000         26,838
 Cross Harbour Tunnel Co., Ltd..........      365,603        155,877
 *Culturecom Holdings, Ltd..............    2,161,000         64,287
 *Cybersonic Technology, Ltd............      193,000          1,732
 *Dah Hwa International Holdings, Ltd...      780,000          5,201
 Dickson Concepts International, Ltd....      222,000         49,532
 *Digital China Holdings, Ltd...........      639,000        194,601
 Dynamic Holdings, Ltd..................      244,000         31,287
 *E-Kong Group Ltd New..................      112,066          1,724
 *Easyknit International Holdings,
   Ltd..................................      282,860          4,425
 *Eforce Holdings, Ltd..................    2,620,000         72,566
 *Egana Jewelry and Pearls..............      331,789         57,435
 *#Eganagoldfeil Holdings Ltd...........    1,976,620        385,254
 Elec & Eltek International Holdings,
   Ltd..................................    3,078,790        378,994
 *Emperor International Holdings, Ltd...      644,369         23,548
 *Essential Enterprises Co., Ltd........      320,000          7,427
 *Extrawell Pharmaceutical Holdings,
   Ltd..................................    3,220,000         88,772
 *Fairwood Holdings, Ltd................       42,600          4,370
 *Fairyoung Holdings, Ltd...............    1,446,000         13,535
                                            SHARES         VALUE+
                                            ------         ------
 Far East Consortium International,
   Ltd..................................    1,641,378   $     75,769
 *Far East Hotels & Entertainment,
   Ltd..................................    1,853,000         66,529
 *Far East Pharmaceutical Technology
   Co., Ltd.............................      640,000        149,359
 *First Sign International Holdings,
   Ltd..................................    1,050,000         20,600
 Fong's Industries Co., Ltd.............      962,000        226,973
 *Forefront International Holdings,
   Ltd..................................      658,000        261,558
 *Founder Holdings, Ltd.................    1,374,000        135,662
 Fountain Set Holdings, Ltd.............    1,274,000        620,774
 Four Seas Frozen Food Holdings, Ltd....      347,184         22,704
 Four Seas Mercantile Holdings, Ltd.....      592,000        225,834
 *Fourseas.Com, Ltd.....................    5,242,000        151,238
 *Fushan Holdings, Ltd..................    2,566,000        133,258
 GZI Transport, Ltd.....................      448,000         66,063
 *Geomaxima Holdings, Ltd...............    5,810,000        150,490
 Global Tech (Holdings), Ltd............    5,612,000        156,875
 Glorious Sun Enterprises, Ltd..........    1,066,000        209,136
 Gold Peak Industries (Holdings), Ltd...    1,059,250        148,049
 Golden Resources Development
   International, Ltd...................    1,456,500         71,904
 *Gold-Face Holdings, Ltd...............    2,003,600        151,581
 Goldlion Holdings, Ltd.................    2,052,000        107,880
 Golik Holdings, Ltd....................    1,536,500         61,077
 Good Fellow Group, Ltd.................    3,488,000        110,025
 Grande Holdings, Ltd...................      380,000        350,830
 *Great Wall Electronic International,
   Ltd..................................   15,795,170         20,254
 *Group Sense (International), Ltd......    2,062,000         47,593
 Guangdong Brewery Holdings, Ltd........    1,742,000        108,335
 *Guangnan Holdings, Ltd................    4,146,000         53,163
 *Guangzhou Investment Co., Ltd.........    4,290,000        250,293
 HKCB Bank Holding Co., Ltd.............    1,130,000         84,040
 *HKR International, Ltd................    1,884,860        352,868
 *Hang Fung Gold Technology, Ltd........    4,580,000         47,570
 *Hanny Holdings, Ltd...................    5,466,336         28,037
 Harbour Centre Development, Ltd........      784,000        507,678
 Henderson China Holdings, Ltd..........      911,000        344,605
 *Heng Fung Holdings Co., Ltd...........    1,050,000          8,751
 High Fashion International, Ltd........      268,000         33,678
 *Hikari Tsushin International, Ltd.....    5,800,000         84,040
 *Hon Kwok Land Investment Co., Ltd.....    2,290,145         45,517
 Hong Kong Ferry (Holdings) Co., Ltd....      671,300        494,954
 *Hong Kong Parkview Group, Ltd.........    1,130,000         82,591
 *Hop Hing Holdings, Ltd................      660,265         27,939
 *Hsin Chong Construction Group, Ltd....    1,569,658         54,344
 *Hualing Holdings, Ltd.................    1,344,000         47,393
 *Hudson Holdings, Ltd..................      256,000         24,620
 Hung Hing Printing Group, Ltd..........      934,442        596,109
 IDT International, Ltd.................    4,028,486        402,918
 *ITC Corp., Ltd........................      466,157         11,716
 *Ideal Pacific Holdings, Ltd...........      838,000         12,680
 *Imgo, Ltd.............................    1,464,000        140,794
 Imi Global Holdings....................       91,600          8,574
 *Innovative International (Holdings),
   Ltd..................................    1,474,003          5,481
 *Interform Ceramics Technologies,
   Ltd..................................    1,104,000          1,416
 International Bank of Asia, Ltd........    2,615,714        647,334
 International Pipe, Ltd................    2,309,660        145,119
 *Island Dyeing & Printing Co., Ltd.....      444,000            797
 JCG Holdings, Ltd......................    1,048,333        517,536

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 K Wah International Holdings, Ltd......    4,341,885   $    356,319
 *KPI Co., Ltd..........................      264,000          3,588
 KTP Holdings, Ltd......................      180,400          7,402
 *Kader Holdings Co., Ltd...............      545,600          9,095
 Karrie International Holdings, Ltd.....       66,000         15,826
 Keck Seng Investments (Hong Kong),
   Ltd..................................      858,600        104,591
 Kee-Shing Holdings Co., Ltd............      886,000         51,124
 *Kin Yat Hldgs.........................      304,000         62,370
 *King Fook Holdings, Ltd...............    1,000,000         35,904
 Kingboard Chemical Holdings, Ltd.......      926,000        658,999
 Kingmaker Footwear Holdings, Ltd.......    1,058,750        271,521
 *Kong Sun Holdings, Ltd................    2,198,000         49,886
 Kowloon Development Co., Ltd...........      517,000        245,286
 *Kumagai Gumi Hong Kong, Ltd...........      970,000         47,886
 *Kwong Sang Hong International, Ltd....    1,434,000         34,569
 Kwoon Chung Bus Holdings, Ltd..........      556,000         57,036
 *Lai Sun Development Co., Ltd..........    2,970,000         13,710
 *Lai Sun Garment (International),
   Ltd..................................    2,325,000         36,968
 *Lam Soon (Hong Kong), Ltd.............      302,310         93,035
 *Lamex Holdings, Ltd...................    3,628,800         29,315
 *Le Saunda Holdings, Ltd...............      236,000         11,045
 *Leading Spirit High-Tech Holdings Co.,
   Ltd..................................    2,310,000          2,962
 Leefung-Asco Printers Holdings, Ltd....      144,000         13,295
 *Leung Kee Holdings, Ltd...............    9,814,000         75,505
 *LifeTec Group, Ltd....................      922,000         18,916
 *Lippo, Ltd............................    1,074,760         95,091
 Liu Chong Hing Bank, Ltd...............      365,000        325,281
 Liu Chong Hing Investment, Ltd.........      635,200        323,764
 *Logic International Holdings, Ltd.....    1,296,000         93,062
 Luks Industrial Group, Ltd.............      645,555         77,811
 Lung Kee (Bermuda) Holdings, Ltd.......      857,500        139,643
 *Mae Holdings, Ltd.....................    2,220,000         57,502
 *Magnum International Holdings, Ltd....      300,000          3,847
 *Mansion Holdings, Ltd.................    1,420,360          4,007
 *Mansion House Group, Ltd..............      578,200         10,973
 *Mei Ah Entertainment Group, Ltd.......    1,142,000         26,651
 Melbourne Enterprises, Ltd.............       45,500        145,859
 Midland Realty (Holding), Ltd..........      496,000         41,340
 *Millennium Group, Ltd.................      928,000         14,041
 *Min Xin Holdings, Ltd.................      987,200         93,674
 Moulin International Holdings, Ltd.....      699,274        224,165
 *Mui Hong Kong, Ltd....................    1,845,000         12,066
 Nanyang Holdings, Ltd..................      137,500         82,867
 *National Electronics Holdings, Ltd....    2,156,000         22,117
 *New China Merchants Dichain...........    3,520,000         76,280
 New Island Printing Holdings, Ltd......      176,000         15,798
 New World China Land, Ltd..............      702,800        120,758
 *New World Cyberbase, Ltd..............       25,220             61
 *New World Infrastructure, Ltd.........    1,065,400        267,762
 *Next Media, Ltd.......................      124,000         28,461
 Ngai Lik Industrial Holdings, Ltd......    1,556,000        399,043
 *Nph International Holdings, Ltd.......    1,834,000        169,322
 *Ocean Information Holdings, Ltd.......      122,000          2,190
 *Onfem Holdings, Ltd...................    1,922,000         76,400
 *Oriental Metals Holdings Co., Ltd.....    1,237,800         14,285
 Oriental Press Group, Ltd..............    4,080,600        648,823
 Pacific Andes International Holdings,
   Ltd..................................      156,000         14,202
 *Pacific Century Insurance Holdings,
   Ltd..................................      708,000        136,177
                                            SHARES         VALUE+
                                            ------         ------
 *Pacific Concord Holding, Ltd..........    3,284,758   $    170,584
 *Pacific Plywood Holdings, Ltd.........   10,210,000         13,092
 Paul Y. ITC Construction Holdings,
   Ltd..................................      704,345         24,837
 *Peace Mark Holdings, Ltd..............    1,013,718         35,746
 *Pearl Oriental Holdings, Ltd..........   17,004,000         26,165
 Pegasus International Holdings, Ltd....      226,000         24,922
 *Perfect Treasure Holdings, Ltd........      642,000         33,340
 Perfectech International Holdings,
   Ltd..................................      571,450         46,164
 Pico Far East Holdings, Ltd............    1,190,000         47,303
 *Playmate Toys Holdings, Ltd...........    1,585,000         50,810
 Pokfulam Development Co., Ltd..........      234,000         45,308
 *Poly Investments Holdings, Ltd........    2,670,000         52,040
 Prestige Properties Holdings, Ltd......      965,000         35,884
 Prime Succession, Ltd..................      768,000         10,537
 *Prosper Evision, Ltd..................       96,000          1,871
 *Proview International Holdings, Ltd...      944,000         52,050
 *QPL International Holdings, Ltd.......    1,191,000        313,073
 *Quality Healthcare Asia, Ltd..........    1,338,000         31,912
 Raymond Industrial, Ltd................      605,400         63,656
 Realty Development Corp, Ltd...........      475,000        146,179
 *Regal Hotels International Holdings,
   Ltd..................................    3,386,000         30,827
 *Rexcapital International Holdings,
   Ltd..................................    1,272,905         29,380
 *Riche Multi-Media Holdings, Ltd.......      706,000        294,218
 *Rivera Holdings, Ltd..................    3,620,000        139,255
 Road King Infrastructure, Ltd..........      449,000        201,509
 *Roadshow Holdings, Ltd................    1,456,000        263,246
 *Rockapetta Holdings, Ltd..............      480,000          8,617
 *S.A.S.Dragon Holdings, Ltd............    1,696,000        115,261
 SA SA International Holdings, Ltd......    1,134,000         95,970
 Safety Godown Co., Ltd.................      408,000        175,261
 Saint Honore Holdings, Ltd.............      128,000         10,669
 San Miguel Brewery Hong Kong, Ltd......      930,800        238,708
 Sea Holdings, Ltd......................    1,068,000        131,469
 *Seapower International Holdings,
   Ltd..................................      854,000          3,395
 *Seapower Resources International,
   Ltd..................................    2,528,000          8,752
 Shaw Brothers Hong Kong, Ltd...........      325,000        287,550
 Shell Electric Manufacturing (Holdings)
   Co., Ltd.............................    1,255,000        149,661
 Shenyin Wanguo (Hong Kong), Ltd........      847,500         82,591
 *Shenzhen International Holdings,
   Ltd..................................    6,187,500        198,352
 *Shougang Concord Century Holdings,
   Ltd..................................    1,292,000         37,441
 *Shougang Concord Grand (Group),
   Ltd..................................    1,701,000        115,601
 *Shougang Concord International
   Enterprises Co., Ltd.................    4,166,000        133,549
 *Shougang Concord Technology Holdings,
   Ltd..................................    1,647,914        114,106
 Shui On Construction & Materials,
   Ltd..................................      282,000        180,801
 *Shun Ho Construction (Holdings),
   Ltd..................................    1,037,452         12,372
 *Shun Ho Resources Holdings, Ltd.......      483,000          7,742
 *Shun Shing Holdings, Ltd..............    2,573,600        136,952
 Shun Tak Holdings, Ltd.................    4,277,500        948,892
 Silver Grant International Industries,
   Ltd..................................    2,087,000        179,299
 *Sincere Co., Ltd......................      505,500         15,881
 Singamas Container Holdings, Ltd.......      838,000        164,405

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 *Sino Foundations Holdings, Ltd........    1,692,000   $     47,514
 *Sinocan Holdings, Ltd.................      350,000          1,750
 Sinopec Kantons Holdings, Ltd..........      414,000         38,222
 *Skynet (International Group) Holdings,
   Ltd..................................      244,240            313
 *Solartech New Shares..................       49,600          1,514
 *Sound International, Ltd..............    3,931,200         63,011
 South China Brokerage Co., Ltd.........    4,872,000         25,614
 *South China Industries, Ltd...........    1,124,000         24,502
 *South Sea Development Co., Ltd........   19,383,158         89,476
 Southeast Asia Properties & Finance,
   Ltd..................................      263,538         40,213
 *Starlight International Holdings,
   Ltd..................................    5,245,170         28,248
 *Stelux Holdings International, Ltd....    1,307,702         36,387
 *Styland Holdings, Ltd.................      101,808            705
 Sun Hing Vision Group Holdings, Ltd....      206,000         54,811
 Sun Hung Kai & Co., Ltd................    3,338,600        449,505
 *Sunday Communications, Ltd............    4,441,000         79,724
 *Sunway International Holdings, Ltd....      866,000         17,989
 *Suwa International Holdings, Ltd......    1,062,000         25,874
 TCC International Holdings, Ltd........      678,000         69,550
 *Tack Hsin Holdings, Ltd...............      542,000         62,549
 Tai Cheung Holdings, Ltd...............    1,445,000        218,640
 Tai Fook Securities Group, Ltd.........      102,000         11,510
 Tai Sang Land Development, Ltd.........      627,984        130,450
 Tak Sing Alliance Holdings, Ltd........    2,909,865         88,057
 *Tak Wing Investment Holdings, Ltd.....      432,800         17,759
 #Tan Chong International, Ltd..........      666,000         88,815
 *Tem Fat Hing Fung (Holdings), Ltd.....    5,488,000          9,148
 *Termbray Industries International
   (Holdings), Ltd......................    2,304,900        112,309
 Tern Properties Co., Ltd...............       61,200          9,809
 *Tian An China Investments Co., Ltd....    7,301,750        103,928
 Tian Teck Land, Ltd....................    1,098,000        246,389
 Tianjin Development Holdings, Ltd......      506,000        117,438
 *Tomorrow International Holdings,
   Ltd..................................    1,650,000         15,868
 *Top Form International, Ltd...........    1,586,000         96,600
 Trans-Ocean (International), Ltd.......      860,000         65,063
 *Triplenic Holdings, Ltd...............    2,378,000         25,004
 Tristate Holdings, Ltd.................      138,000         22,119
 Truly International Holdings, Ltd......    1,014,000        325,056
 *Tung Fong Hung Holdings, Ltd..........    3,473,235         15,588
 Tungtex (Holdings) Co., Ltd............      788,000        201,076
 Tysan Holdings, Ltd....................    1,040,773         22,421
 USI Holdings, Ltd......................      928,999         84,577
 *United Power Investment, Ltd..........    1,664,000         22,404
 *Universal Holdings Ltd................    2,770,000         11,721
 *Universe International Holdings,
   Ltd..................................      382,226         14,213
 Van Shung Chong Holdings, Ltd..........      854,400         87,646
 *Vanda Systems & Communications
   Holdings, Ltd........................      644,000         41,289
 Varitronix International, Ltd..........      256,263        152,799
 Veeko International Holdings, Ltd......    1,420,000         13,656
 *Victory City International Holdings,
   Ltd..................................      492,000         70,658
 Vitasoy International Holdings, Ltd....    1,033,000        190,741
 Wah Ha Realty Co., Ltd.................      278,600         24,292
 *Wah Nam International.................       38,696          1,032
 Wai Kee Holdings, Ltd..................    1,562,738        128,247
 *Wang ON Group Ltd New.................       46,440          3,394
 *Winfoong International, Ltd...........    1,210,000         23,739
 *Wing Fai International, Ltd...........    3,380,000         29,472
                                            SHARES         VALUE+
                                            ------         ------
 Wing On Co. International, Ltd.........      565,000   $    293,416
 Wing Shan International, Ltd...........      896,000         32,170
 *Winsan China Investment Group, Ltd....    1,296,000          7,811
 Wong's International (Holdings), Ltd...      400,641         51,887
 *Wonson International Holdings, Ltd....    4,040,000         21,758
 World Houseware (Holdings), Ltd........      605,700         19,106
 *Xinao Gas Holdings, Ltd...............    1,094,000        218,838
 YGM Trading, Ltd.......................      228,000        131,561
 Yangtzekiang Garment Manufacturing Co.,
   Ltd..................................      405,000         62,318
 *Yanion International Holdings, Ltd....      118,000         12,559
 Yaohan International Caterers, Ltd.....      512,000         32,170
 *Yaohan International Holdings, Ltd....      974,000              0
 *Yau Lee Holdings, Ltd.................      534,000         11,504
 *Yiu Wing International Holdings,
   Ltd..................................    1,404,200         21,967
 *Yugang International, Ltd.............   11,916,000         42,783
 *Yunnan Enterprises Holdings, Ltd......      240,000         14,156
 *eSun Holdings, Ltd....................      653,600         17,600
                                                        ------------
TOTAL COMMON STOCKS
  (Cost $71,399,012)....................                  33,738,075
                                                        ------------
RIGHTS/WARRANTS -- (0.0%)
 *Applied China, Ltd. Warrants
   04/30/04.............................      207,250            266
 *Applied International Holdings, Ltd.
   Warrants 04/30/04....................      248,600            319
 *Champion Technology Holdings, Ltd.
   Warrants 01/06/03....................    4,814,802          6,174
 *Climax International Co., Ltd.
   Warrants 02/08/04....................       59,200             76
 *E-Kong Group, Ltd. Rights 12/13/02....      112,066              0
 *Isteelasia.com, Ltd. Warrants
   06/17/05.............................      133,457            479
 *Paul Y. ITC Construction Holdings,
   Ltd. Warrants 08/29/03...............      133,689            171
 *South China Brokerage Co., Ltd. Rights
   06/21/03.............................      974,400          1,249
                                                        ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                       8,734
                                                        ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $5,311)........................                       5,311
                                                        ------------
TOTAL -- HONG KONG
  (Cost $71,404,323)....................                  33,752,120
                                                        ------------
SINGAPORE -- (25.8%)
COMMON STOCKS -- (25.8%)
 ASA Group Holdings, Ltd................      586,000         94,553
 *Acma, Ltd.............................    3,040,700        120,504
 *Alliance Technology & Development,
   Ltd..................................      156,000          9,274
 #Amtek Engineering, Ltd................      540,625        345,864
 *Apollo Enterprises, Ltd...............      193,000         65,560
 *Armstrong Industrial Corp.............    1,460,000         45,462
 #Benjamin (F.J.) Holdings, Ltd.........    1,095,000        201,478
 Bonvests Holdings, Ltd.................      825,000        191,500
 *Brilliant Manufacturing, Ltd..........      579,000         78,672
 Bukit Sembawang Estates, Ltd...........       71,334        428,088
 *CK Tang, Ltd..........................      614,000         67,785
 *CSE Systems & Engineering, Ltd........      984,000        217,265
 CWT Distribution, Ltd..................      461,500        184,201
 Central Properties, Ltd................       66,000        695,004

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CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 Cerebos Pacific, Ltd...................      176,000   $    202,274
 Chemical Industries (Far East), Ltd....      105,910         52,766
 Chip Eng Seng Corp., Ltd...............    1,420,000        100,491
 Chosen Holdings, Ltd...................      829,000         93,867
 Chuan Hup Holdings, Ltd................    4,116,000      1,141,832
 Chuan Soon Huat Industrial Group,
   Ltd..................................      614,000        145,998
 Clipsal Industries Holdings, Ltd.......      129,656        178,373
 #Comfort Group, Ltd....................    2,469,000      1,097,290
 *Compact Metal Industries, Ltd.........      643,000         20,022
 Cosco Investment, Ltd..................    2,783,000        283,607
 Courts Singapore, Ltd..................      495,000        151,332
 *ECS Holdings, Ltd.....................    1,375,000        361,981
 Eagle Brand Holdings, Ltd..............    3,390,000        307,079
 #Eastern Asia Technology, Ltd..........    1,140,500        319,618
 Eastgate Technology, Ltd...............      870,000         66,494
 *Econ International, Ltd...............    2,267,000         70,590
 Eng Wah Organisation, Ltd..............      265,000         25,505
 *Freight Links Express Holdings, Ltd...    1,648,000         27,990
 *Frontline Technologies Corp., Ltd.....    1,153,000         78,332
 Fu Yu Manufacturing, Ltd...............    1,291,000        270,432
 Fuji Offset Plates Manufacturing,
   Ltd..................................       33,750          4,968
 GB Holdings, Ltd.......................      200,000         72,467
 GK Goh Holdings, Ltd...................    1,120,000        431,179
 GP Industries, Ltd.....................      602,000        167,003
 Ges International, Ltd.................    1,647,000        317,032
 #Guocoland, Ltd........................    1,215,000        529,661
 *HTP Holdings, Ltd.....................      479,000         62,373
 Haw Par Brothers International, Ltd....      234,000        476,924
 Ho Bee Investment, Ltd.................      761,000         73,243
 Hong Fok Corp., Ltd....................    1,796,000        167,773
 #Hong Leong Asia, Ltd..................    1,048,000        587,391
 *Horizon Education & Technologies,
   Ltd..................................      646,000         40,231
 Hotel Grand Central, Ltd...............      875,280        163,528
 Hotel Plaza, Ltd.......................    1,189,000        313,015
 Hotel Properties, Ltd..................    1,393,000        717,667
 Hotel Royal, Ltd.......................      132,333         89,904
 Hour Glass, Ltd........................      298,000         68,328
 Huan Hsin Holdings, Ltd................      728,400        400,011
 Hup Seng Huat, Ltd.....................      900,200         50,965
 Hwa Hong Corp., Ltd....................    2,785,000        488,785
 Hwa Tat Lee, Ltd.......................    1,177,500        466,648
 *I-One.Net International, Ltd..........    1,392,000         23,642
 IDT Holdings, Ltd......................      514,000        410,311
 *International Factors (Singapore),
   Ltd..................................      290,000         59,106
 *Intraco, Ltd..........................      292,500         76,175
 Isetan (Singapore), Ltd................      122,500        136,626
 *Jack Chia-MPH, Ltd....................      729,000         74,290
 Jaya Holdings, Ltd.....................    2,733,000        371,348
 Jurong Cement, Ltd.....................      132,500         58,511
 Jurong Engineering, Ltd................      112,000         81,797
 *K1 Ventures, Ltd......................    2,842,500        249,438
 *Keppel Telecommunications and
   Transportation, Ltd..................    1,376,000        740,070
 Khong Guan Flour Milling, Ltd..........       19,000         16,135
 Kian Ann Engineering, Ltd..............      868,000         76,170
 Kim Eng Holdings, Ltd..................    2,281,200        929,879
 Koh Brothers, Ltd......................    1,494,000         88,812
 *L & M Group Investments, Ltd..........    7,107,100        100,592
 *LC Development, Ltd...................    1,191,767         60,725
 Labroy Marine, Ltd.....................    2,943,000        358,228
 Lee Kim Tah Holdings, Ltd..............      795,000         56,261
 *Leong Hin Holdings, Ltd...............      526,000        205,478
                                            SHARES         VALUE+
                                            ------         ------
 *Liang Huat Aluminum, Ltd..............    1,477,000   $     29,267
 Low Keng Huat Singapore, Ltd...........      372,000         57,917
 Lum Chang Holdings, Ltd................    1,134,030        195,819
 *MMI Holdings, Ltd.....................    1,453,000        213,880
 *Magnecomp International, Ltd..........      583,000         57,761
 *Manufacturing Integration Technology,
   Ltd..................................      604,000         49,583
 Marco Polo Developments, Ltd...........      456,000        444,042
 *Mediaring.Com, Ltd....................    2,094,000        118,552
 Metro Holdings, Ltd....................    2,256,960        549,443
 *Multi-Chem, Ltd.......................      957,000         81,271
 Natsteel, Ltd..........................      402,000        466,563
 Nera Telecommunications, Ltd...........    1,159,000        206,692
 *Orchard Parade Holdings, Ltd..........    1,084,022        190,253
 Ossia International, Ltd...............      708,000         46,096
 Overseas Union Enterprise, Ltd.........      138,000        476,584
 Overseas Union Trust (Foreign).........      163,800        422,872
 *PCI, Ltd..............................      734,000        162,066
 *Pacific Can Investment Holdings,
   Ltd..................................      101,000          1,715
 Pan-United Corp., Ltd..................    1,624,000        275,828
 Pentex-Schweizer Circuits, Ltd.........      916,000         95,940
 Pertama Holdings, Ltd..................      459,750         33,837
 Prima, Ltd.............................      106,000        255,650
 Provisions Suppliers Corp..............    4,088,000        208,297
 Robinson & Co., Ltd....................      284,832        894,978
 Rotary Engineering, Ltd................    1,231,000        104,539
 SMB United, Ltd........................    1,254,000        110,042
 SNP Corp., Ltd.........................      207,495         69,896
 *SPP, Ltd..............................      454,000         12,852
 San Teh, Ltd...........................      838,406        128,159
 Scotts Holdings, Ltd...................    1,807,250        358,110
 Sea View Hotel, Ltd....................       66,000        205,512
 Sing Investments & Finance, Ltd.
   (Foreign)............................       94,500         66,341
 Singapore Food Industries, Ltd.........      840,000        332,896
 Singapore Reinsurance Corp., Ltd.......    1,400,850        186,376
 Singapura Building Society, Ltd........      139,250         93,815
 Singatronics, Ltd......................      748,000        101,635
 Ssangyong Cement (Singapore), Ltd......      236,000        136,283
 Stamford Land Corp., Ltd...............    3,229,000        292,495
 Straits Trading Co., Ltd...............    1,117,200        961,402
 *Sunright, Ltd.........................      378,000         42,801
 Superbowl Holdings, Ltd................      490,000         34,677
 Superior Metal Printing, Ltd...........      490,500         54,845
 Tiger Medicals, Ltd....................      224,000        266,316
 Tiong Woon Corp. Holding, Ltd..........      652,000         42,450
 *Transmarco, Ltd.......................      106,500         39,192
 *Tuan Sing Holdings, Ltd...............    3,362,000        157,030
 UOB-Kay Hian Holdings, Ltd.............    1,602,000        584,996
 *Ultro Technologies, Ltd...............      530,000         45,009
 Unisteel Technology, Ltd...............      898,000        305,041
 United Engineers, Ltd..................      632,666        401,165
 United Overseas Insurance, Ltd.........      125,500        213,155
 United Overseas Land, Ltd..............      486,000        467,752
 United Pulp & Paper Co., Ltd...........      354,000         80,167
 *Uraco Holdings, Ltd...................    3,272,600        426,139
 *Van Der Horst, Ltd....................       18,543         77,876
 WBL Corp., Ltd.........................      510,000        467,752
 Wing Tai Holdings, Ltd.................    3,118,000        988,541
 Yeo Hiap Seng, Ltd.....................       90,000        104,454
 *Yongnam Holdi.........................    1,004,000         93,788
                                                        ------------
TOTAL COMMON STOCKS
  (Cost $47,145,752)....................                  31,192,178
                                                        ------------

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CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $54,716).......................                $     54,956
                                                        ------------
RIGHTS/WARRANTS -- (0.0%)
 *Acma, Ltd. Warrants 11/16/04..........      236,300          2,007
 *Chip Eng Seng Corp., Ltd. Warrants
   06/12/04.............................      355,000          5,025
 *Guocoland, Ltd. Rights 11/22/02.......      303,750            860
                                                        ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                       7,892
                                                        ------------
TOTAL -- SINGAPORE
  (Cost $47,200,468)....................                  31,255,026
                                                        ------------
NEW ZEALAND -- (12.4%)
COMMON STOCKS -- (12.3%)
 *AFFCO Holdings, Ltd...................    1,207,650         89,160
 *Advantage Group, Ltd..................      281,600         39,333
 Baycorp Advantage, Ltd.................      312,958        335,654
 CDL Hotels NZ, Ltd.....................    1,243,344        148,857
 *CDL Investments NZ, Ltd...............      262,935         23,610
 Cavalier Corp., Ltd....................      124,606        497,275
 Colonial Motor Co., Ltd................       47,895         72,871
 *Cue Energy Resources NL...............      452,354         14,329
 DB Breweries, Ltd......................      312,589        912,214
 Ebos Group, Ltd........................       57,108         85,464
 *Evergreen Forests, Ltd................      323,301         82,252
 Fisher & Paykel Apppliances Holdings,
   Ltd..................................      210,688      1,108,816
 Fisher & Paykel Industries, Ltd........      130,000        671,199
 *Fletcher Challenge Forests, Ltd.......    2,376,000        248,905
 *Force Corp., Ltd......................       15,236         13,073
 Hallenstein Glassons Holdings, Ltd.....      206,438        285,257
 Hellaby Holdings, Ltd..................      179,079        263,532
 Horizon Energy Distribution, Ltd.......       40,420         71,782
 *Kingsgate International Corp., Ltd....      479,679         45,464
 *Met Lifecare, Ltd.....................      202,860        107,268
 Michael Hill International, Ltd........      137,246        393,672
 NGC Holdings, Ltd......................    1,626,000      1,119,353
 *New Zealand Oil & Gas, Ltd............      402,731         68,306
 New Zealand Refining Co., Ltd..........       62,819        554,666
 Northland Port Corp. (New Zealand),
   Ltd..................................      219,997        307,286
 Nuplex Industries, Ltd.................      214,098        363,127
 Owens Group, Ltd.......................      138,522         53,899
 *Pacific Retail Group, Ltd.............      194,156        285,720
 Port of Tauranga, Ltd..................      541,952      1,173,324
 Ports of Auckland......................      277,726        886,674
 Powerco, Ltd...........................      524,521        426,499
 Pyne Gould Guinness, Ltd...............      146,734         81,982
 Restaurant Brand New Zealand, Ltd......      337,098        248,877
 *Richina Pacific, Ltd..................      137,322         39,047
 Sanford, Ltd...........................      340,412        823,595
 Scott Technology, Ltd..................       48,074         61,393
 *Seafresh Fisheries....................       80,520          1,125
 South Port New Zealand, Ltd............       30,744         23,925
 Steel & Tube Holdings, Ltd.............      303,825        472,874
 *Tasman Agriculture, Ltd...............      157,056         43,091
 *Tasman Farms..........................      157,056              0
 Taylors Group, Ltd.....................       29,646         22,331
                                            SHARES         VALUE+
                                            ------         ------

 Tourism Holdings, Ltd..................      222,252   $    118,631
 *Trans Tasman Properties, Ltd..........    2,132,308        255,287
 *#Tranz Rail Holdings, Ltd.............      432,409        220,020
 Trustpower, Ltd........................      458,529        805,150
 Waste Management NZ, Ltd...............      349,572        502,223
 Williams & Kettle, Ltd.................       38,372         77,524
 Wrightson, Ltd.........................      478,020        305,227
                                                        ------------
TOTAL COMMON STOCKS
  (Cost $15,858,786)....................                  14,851,143
                                                        ------------

                                             FACE
                                            AMOUNT@
                                            -------
                                             (000)
BONDS -- (0.1%)
 Capital Properties New Zealand, Ltd.
   Notes
   8.500%, 04/15/05
   (Cost $210,193)......................          201        101,595
                                                        ------------

                                            SHARES
                                            ------
RIGHTS/WARRANTS -- (0.0%)
 *Tranz Rail Holdings, Ltd. Rights
   12/13/02
   (Cost $112,987)......................      308,862         40,059
                                                        ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $24,297).......................                      24,219
                                                        ------------
TOTAL -- NEW ZEALAND
  (Cost $16,206,263)....................                  15,017,016
                                                        ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Exergy, Inc.
   (Cost $0)............................        7,260              0
                                                        ------------
MALAYSIA -- (0.3%)
COMMON STOCKS -- (0.3%)
 *Abrar Corp. Berhad....................       40,000          6,158
 *Autoways Holdings Berhad..............       10,000          3,395
 *Kuala Lumpur Industries Holdings
   Berhad...............................      138,000         17,976
 *MBF Holdings Berhad...................    2,228,250        120,208
 *Promet Berhad.........................    1,143,000         87,229
 *RNC Corp. Berhad......................       33,000          3,561
 *Rahman Hydraulic Tin Berhad...........      111,000         19,425
 *Rekapacific Berhad....................      473,000         57,258
 *Saship Holdings Berhad................      223,520         52,351
 *Tai Wah Garments Manufacturing Berhad
   (Foreign)............................       60,000          6,947
 *Wah Seong Corp........................        7,360          1,695
 *Wing Tiek Holdings Berhad.............       95,800         22,437
                                                        ------------
TOTAL -- MALAYSIA
  (Cost $2,504,809).....................                     398,640
                                                        ------------
JAPAN -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Sansui Electric Co., Ltd.
   (Cost 25,906)........................      252,052         12,344
                                                        ------------

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                             FACE
                                            AMOUNT         VALUE+
                                            ------         ------
                                             (000)
TEMPORARY CASH INVESTMENTS -- (2.2%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $2,767,000 FMC
   Discount Notes 1.37%, 07/30/03,
   valued at $2,739,330) to be
   repurchased at $2,698,272
   (Cost $2,698,000)....................  $     2,698   $  2,698,000
                                                        ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $191,956,449)++.................                $121,089,142
                                                        ============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $192,351,600.
  @  Denominated in local currency or the euro

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                           SHARES        VALUE+
                                           ------        ------
UNITED KINGDOM -- (97.7%)
COMMON STOCKS -- (97.6%)
 600 Group P.L.C........................   100,910     $    73,013
 AEA Technology P.L.C...................    30,483          85,852
 AGA Food Service Group P.L.C...........    38,000         121,804
 AIM Group P.L.C........................    32,063          47,396
 *API Group P.L.C.......................    51,500          61,303
 *ASW Holdings P.L.C....................   849,314          33,038
 Abacus Polar P.L.C.....................    75,000         297,587
 Abbeycrest P.L.C.......................    42,590          36,780
 Abbot Group P.L.C......................    92,595         198,108
 Aberdeen Asset Management P.L.C........   100,000          94,138
 Acal P.L.C.............................    13,671         101,575
 Acatos & Hutcheson P.L.C...............    39,436          52,465
 *Adam & Harvey Group P.L.C.............    10,500             327
 *Advanced Medical Solutions P.L.C......    29,802           3,942
 *Advanced Power Components, Ltd........    47,871           7,821
 *African Lakes Corp. P.L.C.............     7,760             302
 Aggreko P.L.C..........................    13,000          29,735
 *Airflow Streamlines P.L.C.............    20,500          15,471
 Airsprung Furniture Group P.L.C........    58,000          74,455
 Airtours P.L.C.........................    24,000          11,017
 Alba P.L.C.............................   105,025         772,158
 Alexandra Workwear P.L.C...............    86,243          85,214
 Alexon Group P.L.C.....................    86,632         310,040
 Allders P.L.C..........................    66,000         160,720
 Allen P.L.C............................    50,000         204,226
 Alpha Airports Group P.L.C.............   392,541         363,424
 Alphameric P.L.C.......................   172,688         130,321
 Alumasc Group P.L.C....................   100,245         187,178
 Alvis P.L.C............................   191,010         460,680
 Amberley Group P.L.C...................   200,000          67,686
 Amey P.L.C.............................    11,353           5,388
 Amstrad P.L.C..........................   149,652          62,872
 *Andrew Sykes Group P.L.C..............   203,650         396,101
 *Anglesey Mining P.L.C.................    55,000             428
 Anglo Eastern Plantations P.L.C........    57,166          68,047
 *Anite Group P.L.C.....................   250,000          82,663
 *Antisoma P.L.C........................   163,333          66,714
 *Applied Optical Technologies P.L.C....    75,383          31,084
 *Arena Leisure P.L.C...................   350,516         174,530
 *Argonaut Games, Ltd...................   100,000          36,955
 Armitage Brothers P.L.C................     4,000           9,336
 *Armour Trust P.L.C....................   198,500          55,596
 Arriva P.L.C...........................    10,350          45,898
 Ashtenne Holdings P.L.C................    50,000         190,611
 *Aukett Associates P.L.C...............   149,201           5,804
 Austin Reed Group P.L.C................    68,999         125,078
 Autologic Holdings P.L.C...............    17,489          95,926
 Avesco P.L.C...........................    29,998          48,544
 Avis Europe P.L.C......................    29,592          54,103
 Avon Rubber P.L.C......................    25,041          59,810
 *Axis-Shield P.L.C.....................    58,284         128,327
 Axon Group P.L.C.......................    19,756          18,444
 *Azlan Group P.L.C.....................   185,000         259,075
 *BNB Resources P.L.C...................    49,000           8,768
 BPP Holdings P.L.C.....................   106,500         391,087
 BSS Group P.L.C........................    47,905         277,664
 BWD Securities P.L.C...................    10,951          54,527
                                           SHARES        VALUE+
                                           ------        ------
 Babcock International Group P.L.C......   310,464     $   543,470
 Baggeridge Brick P.L.C.................    98,000         124,278
 Bailey (Ben) Construction P.L.C........    26,000          58,661
 Bailey (C.H.) P.L.C....................   109,500          10,223
 Bailey (C.H.) P.L.C. Class B...........    10,000           5,602
 Barr (A.G.) P.L.C......................    43,000         281,015
 Beattie (James) P.L.C..................   132,247         255,164
 Bellway P.L.C..........................    93,000         658,425
 Bemrose Corp. P.L.C....................    50,375          31,745
 Benchmark Group P.L.C..................    36,513         112,209
 Bespak P.L.C...........................    55,918         284,954
 Bett Brothers P.L.C....................    33,108         209,156
 *Biocompatibles International P.L.C....    14,690          24,686
 Biotrace International P.L.C...........    75,000         105,614
 Birse Group P.L.C......................   421,901          70,572
 Black Arrow Group P.L.C................    56,500          47,034
 Blacks Leisure Group P.L.C.............    60,959         202,510
 *Blagden Industries P.L.C..............   131,092               0
 Blick P.L.C............................    68,555         185,609
 Bloomsbury Publishing P.L.C............     9,307          98,114
 Body Shop International P.L.C..........   194,000         241,492
 Bodycote International P.L.C...........    92,338         159,483
 *Boosey & Hawkes P.L.C.................    35,500          67,391
 Boot (Henry) & Sons P.L.C..............    47,000         202,211
 Bovis Homes Group P.L.C................    20,000         112,499
 *Bradstock Group P.L.C.................   130,000           8,597
 Brammer (H.) P.L.C.....................   119,123         145,505
 Brewin Dolphin Holdings P.L.C..........   219,762         148,749
 Bristol Water Holdings P.L.C...........    12,000         206,793
 Britannic P.L.C........................     9,800          53,905
 *British Biotech P.L.C.................   698,000          46,159
 British Polythene Industries P.L.C.....    56,740         241,909
 British Vita P.L.C.....................    10,800          42,516
 Brixton Estate P.L.C...................    38,400         132,049
 *Brown & Jackson P.L.C.................   296,819         351,008
 Brown (N) Group P.L.C..................    30,000          73,288
 *Brunel Holding P.L.C..................    11,935           8,357
 *Bulgin (A.F.) & Co. P.L.C.............    36,000           2,241
 *Bullough P.L.C........................   256,000          27,884
 Bulmer (H.P.) Holdings P.L.C...........    60,500         104,023
 *Burn Stewart Distillers P.L.C.........   142,500         134,147
 *Burnden Leisure P.L.C.................    33,000           1,540
 Burndene Investments P.L.C.............   175,001         196,058
 Burtonwood Brewery P.L.C...............    38,000         149,890
 Business Post Group P.L.C..............    56,000         362,488
 *CLS Holdings P.L.C....................   122,907         403,525
 CMG P.L.C..............................    31,000          39,795
 CML Microsystems P.L.C.................    28,361          65,092
 Cadcentre Group P.L.C..................    10,000          51,115
 Caffyns P.L.C..........................     6,000          40,612
 *Cairn Energy P.L.C....................    60,206         282,917
 *Calluna P.L.C.........................    77,140               0
 Camellia P.L.C.........................     2,950         127,379
 *Cammell Laird Group P.L.C.............   256,158          23,915
 *Cape P.L.C............................   119,518          22,317
 Capital & Regional Properties P.L.C....    25,818         119,916
 Capital Radio P.L.C....................     4,110          33,415
 *Carclo Engineering Group P.L.C........   100,463          48,460
 Care UK P.L.C..........................    64,835         132,662

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Carillion P.L.C........................    10,115     $    19,280
 *Carlisle Holdings, Ltd................     8,709          17,617
 Carpetright P.L.C......................   102,500         999,210
 *Carphone Warehouse Group P.L.C........    42,000          64,045
 Carr's Milling Industries P.L.C........    19,000          73,467
 Castings P.L.C.........................    79,000         195,450
 *Cenes Pharmaceuticals P.L.C...........   298,612          15,101
 Chamberlin & Hill P.L.C................    18,000          47,754
 Chapelthorpe P.L.C.....................   579,250          60,839
 Charles Taylor Group P.L.C.............    39,897         153,648
 *Charter P.L.C.........................    88,743         124,276
 Chelsfield P.L.C.......................    20,157          85,625
 Chemring Group P.L.C...................    49,000         178,793
 Chime Communications P.L.C.............    71,838          16,208
 Chloride Group P.L.C...................   485,500         294,622
 Christie Group P.L.C...................    53,263          44,340
 Chrysalis Group P.L.C..................   268,082         880,161
 Churchill China P.L.C..................    30,000          61,151
 City Centre Restaurants P.L.C..........   174,871         137,411
 Clarkson (Horace) P.L.C................    44,733         115,892
 *Clinical Computing P.L.C..............    40,000          20,228
 Clinton Cards P.L.C....................   144,460         419,216
 Close Brothers Group P.L.C.............    10,000          87,914
 Clydeport P.L.C........................    12,500          84,997
 Coats Viyella P.L.C....................   275,000         186,137
 Colefax & Fowler Group P.L.C...........    60,000          69,554
 Collins Stewart Holdings...............    27,716         147,923
 Communisis P.L.C.......................   237,134         446,469
 Compel Group P.L.C.....................     5,000           5,835
 *Computacenter P.L.C...................     9,000          43,833
 *Cookson Group P.L.C...................   383,068         147,524
 Coral Products P.L.C...................    50,000          32,676
 *Cordiant Communications Group
   P.L.C................................    85,000          52,904
 *Corporate Services Group P.L.C........    82,200           8,953
 Cosalt P.L.C...........................    30,700         148,324
 Countryside Property P.L.C.............    94,086         232,774
 Countrywide Assured Group P.L.C........   133,374         277,054
 Courts P.L.C...........................   110,722         357,490
 *Cox Insurance Holdings P.L.C..........   144,666         135,061
 *Cradley Group Holdings P.L.C..........    80,000           8,714
 Cranswick P.L.C........................    19,029         155,005
 Crest Nicholson P.L.C..................   267,250         815,053
 Creston Land & Estates P.L.C...........     5,000           4,629
 Croda International P.L.C..............    59,635         250,540
 Cropper (James) P.L.C..................    22,000          59,050
 *Crown Sports P.L.C....................   250,000          27,230
 *Culver Holdings P.L.C.................       338              74
 *DCS Group P.L.C.......................    10,000           2,295
 DFS Furniture Co. P.L.C................    41,300         258,016
 DTZ Holdings P.L.C.....................   114,500         154,111
 Daejan Holdings P.L.C..................    25,000         544,603
 Dairy Crest Group P.L.C................    20,000         107,365
 *Danka Business Systems P.L.C..........    15,000          14,471
 Dart Group P.L.C.......................    74,000         225,683
 Davis Service Group P.L.C..............    25,000         124,870
 *Dawson International P.L.C............   100,688          39,168
 DeVere Group P.L.C.....................     5,600          23,527
 Dechra Pharmaceiticals P.L.C...........    50,000          92,582
 Delta P.L.C............................   200,000         245,849
 Deltron Electronics P.L.C..............     8,621           9,256
 Densitron International P.L.C..........    74,175          15,870
                                           SHARES        VALUE+
                                           ------        ------
 Derwent Valley Holdings P.L.C..........    90,000     $   813,637
 Development Securities P.L.C...........    50,000         264,521
 Devro P.L.C............................   180,143         138,750
 Dewhurst P.L.C.........................     9,000          11,903
 Dewhurst P.L.C. Class A Non-Voting.....    15,500          17,244
 Diagonal P.L.C.........................    34,200          27,938
 Dicom Group P.L.C......................    30,000         194,190
 *Dimension Data Holdings P.L.C.........    64,000          25,394
 Diploma P.L.C..........................    22,648         117,527
 Domestic & General Group P.L.C.........    17,223         136,676
 Domino Printing Sciences P.L.C.........   355,935         711,681
 Domnick Hunter Group P.L.C.............    30,000         136,073
 Dowding & Mills P.L.C..................   336,440         103,392
 EBC Group P.L.C........................    55,666         139,886
 East Surrey Holdings P.L.C.............    36,800         153,746
 *Easynet Group P.L.C...................    75,000         109,115
 Edinburgh Fund Managers Group P.L.C....    61,000         140,002
 *Eidos P.L.C...........................    55,300         131,652
 Eldridge Pope & Co. P.L.C..............    25,000          66,325
 Eleco Holdings P.L.C...................   104,685          46,424
 Electronic Data Processing P.L.C.......    55,200          34,357
 Electronics Boutique P.L.C.............   150,000         274,246
 *Emess P.L.C...........................   288,250          29,154
 Ennstone P.L.C.........................   295,323         168,875
 *Enodis P.L.C..........................   275,329         261,333
 Enterprise Inns P.L.C..................    15,000         129,421
 Eurocopy P.L.C.........................    41,051          27,786
 Eurodis Electron P.L.C.................    87,500          52,418
 Euromoney Institutional Investors
   P.L.C................................    65,000         250,323
 *European Colour P.L.C.................    82,090          27,463
 European Motor Holdings P.L.C..........   118,325         251,317
 *European Telecom P.L.C................     7,000             327
 *Evans of Leeds Contingent Units
   P.L.C................................    80,000               0
 *Express Dairies P.L.C.................   722,000         351,074
 Expro International Group P.L.C........    54,966         300,202
 *Eyretel P.L.C.........................   134,000          25,021
 *FII Group P.L.C.......................    41,166           6,405
 FKI P.L.C..............................    29,000          43,206
 Falcon Holdings P.L.C..................     5,500          13,479
 Fenner P.L.C...........................    92,146         126,174
 *Ferguson International Holdings
   P.L.C................................    89,105          48,527
 Ferraris Group P.L.C...................     9,600          16,656
 *Fibernet Group P.L.C..................    45,339          17,284
 Filtronic P.L.C........................     4,138           7,727
 Financial Objects P.L.C................     7,000           4,193
 Fine Art Developments P.L.C............   142,288         561,252
 First Choice Holidays P.L.C............    26,087          41,200
 First Technology P.L.C.................   117,111         380,852
 Firth Rixson P.L.C.....................   216,888          34,592
 Fisher (Albert) Group P.L.C............    76,000         199,262
 *Fitness First P.L.C...................    20,000          42,790
 Forminster P.L.C.......................    43,333          15,340
 Forth Ports P.L.C......................   135,363       1,897,739
 Fortress Holdings P.L.C................   120,728          50,721
 *Foster (John) & Son P.L.C.............    27,500           4,600
 Freeport Leisure P.L.C.................    25,814         128,534
 French Connection Group P.L.C..........    25,000         371,497
 *Friendly Hotels P.L.C.................    51,533          28,867

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Friends, Ivory & Sime P.L.C............    60,039     $   199,454
 Fuller, Smith & Turner P.L.C.
   Series A.............................    20,000         133,817
 Fulmar P.L.C...........................   107,500         101,199
 *Future Network P.L.C..................   315,000         291,635
 GWR Group P.L.C........................    49,700         123,734
 Galliford P.L.C........................   517,870         187,351
 Games Workshop Group P.L.C.............    13,176          94,617
 *Gaming International P.L.C............    14,000           6,535
 *Gardner Group P.L.C...................    26,923           3,247
 *Garton Engineering P.L.C..............    10,248           5,980
 Gaskell P.L.C..........................    36,000           9,243
 *Gearhouse Group P.L.C.................    25,000          11,281
 Geest P.L.C............................    72,288         620,331
 Gibbs & Dandy P.L.C....................     4,500          26,783
 Gleeson (M.J.) Group P.L.C.............    22,471         296,329
 Glenmorangie P.L.C.....................    20,000         223,287
 *Glotel P.L.C..........................    15,300          15,594
 Go-Ahead Group P.L.C...................    40,000         368,774
 Goldshield Group P.L.C.................    14,400          87,946
 Gowrings P.L.C.........................     5,000           5,096
 Grainger Trust, Ltd....................    22,000         385,968
 Greene King P.L.C......................    10,162         111,238
 *Greenwich Resources P.L.C.............   438,664          13,651
 Greggs P.L.C...........................    26,000       1,349,215
 *Groupe Chez Gerard P.L.C..............   100,000         122,147
 Guiness Peat Group P.L.C...............   155,255         115,957
 *Gyrus Group P.L.C.....................    30,072          97,562
 Haden Maclellan Holdings P.L.C.........   226,224         112,642
 Halma P.L.C............................    18,000          34,870
 Halstead (James) Group P.L.C...........    74,908         310,626
 Hamley's P.L.C.........................    47,500         124,909
 Hampson Industries P.L.C...............   105,886          21,007
 *Hampton Trust P.L.C...................   232,050          14,443
 Hanover International P.L.C............    12,097          20,799
 Hardys & Hansons P.L.C.................    48,000         239,003
 *Hartstone Group P.L.C.................   240,263           6,542
 *Harvey Nash Group P.L.C...............   183,750         138,669
 Havelock Europa P.L.C..................    27,660          27,975
 *Hawtin P.L.C..........................   196,500          27,518
 Haynes Publishing Group P.L.C..........    14,703          28,369
 Headlam Group P.L.C....................   152,974         642,678
 Heath (Samuel) & Sons P.L.C............     7,500          36,469
 Helical Bar P.L.C......................    35,000         396,199
 *Helphire Group P.L.C..................   134,600         341,385
 Henlys Group P.L.C.....................     8,303          12,855
 Heywood Williams Group P.L.C...........   140,400         305,849
 Highbury House Communications P.L.C....   439,166         104,210
 High-Point P.L.C.......................    57,510           6,711
 Hill & Smith Holdings P.L.C............    86,850         108,787
 Hiscox P.L.C...........................   136,500         294,167
 Hit Entertainment P.L.C................   119,691         490,743
 Hitachi Credit (UK) P.L.C..............    53,912         107,795
 Holidaybreak P.L.C.....................    92,974         828,226
 Holmes Place P.L.C.....................    56,067          77,208
 *Horace Small Apparel P.L.C............   137,500           9,093
 House of Fraser P.L.C..................   325,000         386,862
 Hunting P.L.C..........................   223,174         338,579
 Huntleigh Technology P.L.C.............    24,925         115,575
 *Huntsworth P.L.C......................   108,000          21,846
 *Hyder Consulting P.L.C................    16,308           7,359
                                           SHARES        VALUE+
                                           ------        ------
 *IAF Group P.L.C.......................    30,000     $     1,984
 IG Group P.L.C.........................    50,000         180,886
 *IMS Group P.L.C.......................    75,000           5,252
 *IQE P.L.C.............................   132,400          22,147
 *Ids Group P.L.C.......................    23,000           5,547
 *Imagination Technologies Group
   P.L.C................................   189,698          56,083
 Incepta Group P.L.C....................   351,000         101,039
 Inchcape P.L.C.........................    12,000         137,147
 *Industrial & Commercial Holdings
   P.L.C................................     5,000             117
 Informa Group P.L.C....................    37,229         100,506
 *Intec Telecom Systems P.L.C...........   100,000          32,676
 Intelek P.L.C..........................    99,880          19,427
 *Interx P.L.C..........................    20,000           3,034
 Intserve P.L.C.........................   144,534         452,041
 *Inveresk P.L.C........................   100,000          18,283
 *Irevolution Group P.L.C...............     5,000              97
 Isoft Group P.L.C......................     7,540          26,926
 Isotron P.L.C..........................    50,325         246,664
 Ite Group P.L.C........................   247,186         121,156
 Itnet P.L.C............................    35,754         108,485
 J.& J. Dyson P.L.C.....................    42,750         102,107
 JKX Oil and Gas P.L.C..................   220,533          43,752
 Jarvis Hotels P.L.C....................   215,318         386,967
 Jarvis P.L.C...........................   193,379         856,058
 *Jarvis Porter Group P.L.C.............    99,894          18,264
 John David Sports P.L.C................   114,500         456,988
 Johnson Group Cleaners P.L.C...........   125,535         532,284
 Johnston Group P.L.C...................    26,000         131,483
 Johnston Press P.L.C...................     7,280          42,309
 Joseph (Leopold) Holdings P.L.C........    14,000         121,446
 *Jourdan (Thomas) P.L.C................    40,000           6,846
 *K S Biomedix Holdings P.L.C...........    94,500          23,159
 KBC Advanced Technologies P.L.C........    25,000          14,977
 *Kalamazoo Computer Group P.L.C........    56,120           5,021
 Keller Group P.L.C.....................   110,000         477,539
 Kensington Group P.L.C.................    30,000          87,059
 *Kewill Systems P.L.C..................    10,000           3,501
 Kidde P.L.C............................    41,000          45,774
 Kier Group P.L.C.......................    11,155          81,319
 *Kiln P.L.C............................   200,000         250,517
 Kleeneze P.L.C.........................    84,300         137,730
 *Knowledge Support Systems Group
   P.L.C................................    25,000           7,391
 Laing (John) P.L.C.....................   275,961         560,364
 Laird Group P.L.C......................    31,700          75,221
 Lambert Howarth Group P.L.C............    25,200          66,659
 *Lamont Holdings P.L.C.................    72,231           1,405
 *Laura Ashley Holdings P.L.C...........   499,150          85,435
 Lavendon Group P.L.C...................    50,092         102,106
 *Leeds Group P.L.C.....................    86,938          25,702
 *Leeds Sporting P.L.C..................    66,000           4,621
 *Leicester City P.L.C..................   100,000          12,059
 Lincat Group P.L.C.....................    19,000          82,780
 Linton Park P.L.C......................    39,000         231,511
 Linx Printing Technologies P.L.C.......    27,000          99,149
 Litho Supplies P.L.C...................    20,000           9,025
 London Bridge Software Holdings
   P.L.C................................   157,269          78,308
 *London Clubs International P.L.C......   144,646          52,329
 *London Forfeiting Co. P.L.C...........    12,000           3,921

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 London Merchant Securities P.L.C.......    40,000     $    75,933
 London Scottish Bank P.L.C.............   263,000         515,630
 Lookers P.L.C..........................    53,160         126,144
 *Lorien P.L.C..........................    60,000          66,286
 Low & Bonar P.L.C......................    95,000          71,693
 *Lowe (Robert H.) & Co. P.L.C..........   251,985           7,842
 Luminar P.L.C..........................     3,000          21,240
 *M.L. Laboratories P.L.C...............    51,042           9,134
 *MDIS Group P.L.C......................   342,029         159,660
 MFI Furniture Group P.L.C..............    60,855         114,576
 MMT Computing P.L.C....................     3,000           3,898
 MS International P.L.C.................    71,500          43,946
 MSB International P.L.C................    16,000          15,187
 MacDonald Hotels P.L.C.................    45,500         153,278
 MacFarlane Group Clansman P.L.C........   228,287         122,550
 Macro 4 P.L.C..........................    42,500          40,009
 Maiden Group P.L.C.....................    16,800          67,705
 Mallett P.L.C..........................    24,837          83,863
 Manganese Bronze Holdings P.L.C........    32,184          29,546
 Marlborough Stirling P.L.C.............   150,000          96,861
 Marshalls P.L.C........................   225,800         779,989
 *Martin International Holdings P.L.C...   135,800          21,131
 *Marylebone Warwick Balfour Group
   P.L.C................................    73,345          56,207
 Mayflower Corp. P.L.C..................   550,636         192,779
 McAlpine (Alfred) P.L.C................   196,111         747,618
 McBride P.L.C..........................    10,000           9,958
 McCarthy & Stone P.L.C.................   194,968         960,172
 McKay Securities P.L.C.................    68,500         169,473
 McLeod Russel Holdings P.L.C...........    74,524          55,661
 *Medical Solutions P.L.C...............   126,658          44,343
 *Medisys P.L.C.........................   150,134          18,689
 Meggitt P.L.C..........................    25,306          77,768
 Mentmore Abbey P.L.C...................   236,561         276,068
 Menzies (John) P.L.C...................    57,314         305,445
 *Merant P.L.C..........................   172,500         199,966
 Merchant Retail Group P.L.C............   185,666         356,067
 Merrydown P.L.C........................    59,927          38,697
 Mersey Docks & Harbour Co. P.L.C.......    10,000          84,413
 Metal Bulletin P.L.C...................    95,500         190,949
 Metalrax Group P.L.C...................   358,740         392,137
 Mice Group P.L.C.......................   139,909         113,204
 Michael Page International P.L.C.......    18,000          33,750
 *Microgen Holdings P.L.C...............    45,816          24,239
 Millennium and Copthorne Hotels
   P.L.C................................    31,000         103,467
 Minerva P.L.C..........................    23,000          62,271
 Mitie Group P.L.C......................   500,000         742,994
 Molins P.L.C...........................    68,000         367,685
 Monsoon P.L.C..........................    71,000         127,048
 Morse P.L.C............................    36,866          88,627
 *Moss Brothers Group P.L.C.............   163,400          99,158
 Mowlem (John) & Co. P.L.C..............   319,434         690,888
 Mtl Instruments Group P.L.C............     4,348           9,133
 Mucklow (A & J) Group P.L.C............   175,000         649,439
 *NHP P.L.C.............................   171,875         262,090
 *NSB Retail P.L.C......................   300,000          35,010
 *NXT P.L.C.............................    22,446          20,432
 National Express Group P.L.C...........     6,000          41,919
 Nestor Healthcare Group P.L.C..........   180,200         630,883
 New Look Group P.L.C...................   103,535         426,918
 Newcastle United P.L.C.................   148,923          55,614
                                           SHARES        VALUE+
                                           ------        ------
 Nichols (J.N.) (Vimto) P.L.C...........    66,550     $   115,461
 Nord Anglia Education P.L.C............     5,000          11,865
 Northamber P.L.C.......................    75,888          78,525
 Northgate P.L.C........................   118,200         761,429
 Novar P.L.C............................    21,585          35,434
 *OEM P.L.C.............................    12,000           6,629
 Ocean Wilson Holdings, Ltd.............    84,250          82,589
 Ockham Holdings P.L.C..................   204,751         133,810
 *Orbis P.L.C...........................   142,859           3,890
 Osborne & Little P.L.C.................    11,200          41,825
 Ottakar's P.L.C........................    30,000          86,125
 Owen (H.R.) P.L.C......................    30,000          66,986
 *Oxford Biomedica, Ltd.................    75,000           9,628
 Oxford Instruments P.L.C...............    43,051         106,510
 *Oxford Molecular Group P.L.C..........    41,440           6,126
 PHS Group P.L.C........................   160,000         179,252
 *PPL Therapeutics P.L.C................    43,529           4,911
 PSD Group P.L.C........................    43,500         138,757
 Paladin Resources P.L.C................   274,000         292,047
 Paragon Group of Companies P.L.C.......    47,000         146,265
 Parity Group P.L.C.....................   128,750          36,561
 *Park Food Group P.L.C.................   291,600         106,627
 *Partridge Fine Arts P.L.C.............    58,000          54,149
 Paterson Zochonis P.L.C................    22,000         319,215
 Paterson Zochonis P.L.C. Non-Voting....    27,000         303,538
 Pendragon P.L.C........................    95,750         455,158
 Penna Consulting P.L.C.................    33,000          49,294
 *Peptide Therapeutics Group P.L.C......    35,000         136,151
 Peterhouse Group P.L.C.................    85,427         412,732
 *Pharmagene P.L.C......................   160,000          72,199
 Photo-Me International P.L.C...........   142,620          46,603
 Photo-Scan P.L.C.......................    40,777          59,642
 *Phytopharm P.L.C......................    32,600          58,335
 Pic International Group P.L.C..........   492,975         364,360
 Pillar Property P.L.C..................    41,800         255,612
 Pittards P.L.C.........................    60,985          47,921
 PizzaExpress P.L.C.....................    15,000          69,203
 Planit Holdings P.L.C..................   235,000         126,153
 *Plantation & General Investment
   P.L.C................................    70,623          15,385
 *Plasmon P.L.C.........................   100,000         141,597
 Portmeirion Potteries (Holdings)
   P.L.C................................    22,856          64,905
 Porvair P.L.C..........................    62,000         126,379
 *Powderject Pharmaceuticals P.L.C......    44,500         264,852
 Precoat International P.L.C............    25,000          33,454
 *Premier Consolidated Oilfields
   P.L.C................................   152,488          63,470
 Premier Farnell P.L.C..................    18,000          62,878
 *Pressac Holdings P.L.C................    78,129          24,314
 *Probus Estates P.L.C..................    83,333           1,945
 *Property Partnerships P.L.C...........    10,000           8,091
 *Protherics P.L.C......................   482,694         168,992
 *Proudfoot P.L.C.......................   310,972         286,696
 *Provalis P.L.C........................   375,538          46,747
 *Psion P.L.C...........................   165,200         154,232
 *QSP Group P.L.C.......................    31,250           3,404
 *Queens Moat Houses P.L.C..............   159,000          39,585
 Quintain Estates & Development
   P.L.C................................   108,350         386,922
 *Qxl.com P.L.C.........................   130,000           1,193
 RAC P.L.C..............................    20,000         137,551
 RJB Mining P.L.C.......................    16,000          11,577

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 RM P.L.C...............................    45,490     $    55,565
 *RMS Communications P.L.C..............    15,000               0
 RPC Group P.L.C........................    43,400         114,802
 RPS Group P.L.C........................   192,594         338,636
 Radamec Group P.L.C....................    35,000          15,521
 Radstone Technology P.L.C..............    35,000         152,216
 Ransom (William) & Son P.L.C...........    30,000          14,704
 Redrow Group P.L.C.....................   113,537         412,512
 *Redstone Telecom P.L.C................   148,707           1,099
 *Reece P.L.C...........................   283,750           3,311
 Reed Executive P.L.C...................   116,500         223,875
 Reed Health Group P.L.C................   155,333         250,159
 Reg Vardy P.L.C........................   103,597         577,894
 Regent Inns P.L.C......................   148,109         184,367
 Reliance Security Group P.L.C..........     9,000          74,572
 Renishaw P.L.C.........................   146,806         799,510
 Renold P.L.C...........................   144,000         131,078
 Ricardo Group P.L.C....................    94,709         458,314
 *Richmond Oil & Gas P.L.C..............   220,000               0
 *Rodime P.L.C..........................   435,000          86,300
 *Rolfe & Nolan P.L.C...................    24,000          27,821
 Roseby's P.L.C.........................    45,692         156,414
 Rotork P.L.C...........................   177,977         786,492
 Rowe Evans Investments P.L.C...........    86,917         127,129
 Roxboro Group P.L.C....................    17,586          40,362
 *Roxspur P.L.C.........................    45,958             894
 *Royal Doulton P.L.C...................   240,000          17,738
 Royalblue Group P.L.C..................    47,200         211,150
 Rutland Trust P.L.C....................   174,255          79,987
 S & U P.L.C............................    21,140         142,267
 SCS Upholstery P.L.C...................    29,000         112,585
 SFI Group P.L.C........................    26,713          12,885
 SHL Group P.L.C........................    41,650          52,170
 SIG P.L.C..............................   103,200         296,270
 *SMG P.L.C.............................    50,000          82,857
 Safeland P.L.C.........................    25,000          15,560
 Salvesen (Christian) P.L.C.............   183,157         153,897
 Sanctuary Group P.L.C..................   320,000         210,372
 Sanderson Bramall Motor Group P.L.C....    68,166         349,490
 Savills P.L.C..........................   104,000         220,891
 Scapa Group P.L.C......................    44,337          18,282
 *Scipher P.L.C.........................    28,803          20,168
 Scottish Radio Holdings P.L.C..........    17,200         167,940
 Secure Trust Group P.L.C...............    27,118         147,685
 Securicor P.L.C........................    31,000          37,624
 Selfridges P.L.C.......................    85,000         369,669
 Senior Engineering Group P.L.C.........   122,900          38,725
 *Servicepower Technologies P.L.C.......   150,000          10,503
 Seton Healthcare Group P.L.C...........     9,000          37,811
 Severfield-Rowan P.L.C.................    20,000          85,736
 Shaftesbury P.L.C......................   137,500         527,389
 Shanks & McEwan Group P.L.C............    92,900         139,494
 *Sherwood International, Ltd...........    16,674          23,740
 Shiloh P.L.C...........................    14,500          42,304
 *ShopRite Group P.L.C..................   204,780          27,881
 Silentnight Holdings P.L.C.............    84,300         173,802
 Simon Engineering P.L.C................   348,089         208,527
 Sinclair (William) Holdings P.L.C......    53,000          42,471
 Sindall (William) P.L.C................    66,000         219,771
 Sirdar P.L.C...........................    41,600          40,456
 Skillsgroup P.L.C......................    79,475           8,347
                                           SHARES        VALUE+
                                           ------        ------
 *Skyepharma P.L.C......................    29,000     $    20,306
 Smart (J.) & Co. (Contractors) P.L.C...    22,500         140,916
 *Smartlogik P.L.C......................   207,000             451
 Smith (David S.) Holdings P.L.C........    80,000         184,854
 *Soco International P.L.C..............    59,000         323,611
 Somerfield P.L.C.......................    24,000          27,261
 South Staff Water Holdings P.L.C.......   108,000         799,072
 Southampton Leisure Holdings P.L.C.....    19,615           7,478
 Spectris P.L.C.........................     6,180          30,675
 Spirax-Sarco Engineering P.L.C.........    91,811         557,149
 Spirent P.L.C..........................    49,137          11,966
 *Sportsworld Media Group P.L.C.........    26,049           2,128
 Spring Group P.L.C.....................   169,495         142,417
 Springwood P.L.C.......................    37,500          18,380
 St. Ives P.L.C.........................    30,000         175,751
 St. Modwen Properties P.L.C............    50,000         117,868
 Staffware P.L.C........................    12,000          49,948
 Stagecoach Holdings P.L.C..............   358,074         100,290
 Stanley (Charles) Group P.L.C..........    76,800         124,281
 Stanley Leisure Organisation P.L.C.....   221,258       1,396,052
 Sterling Publishing Group P.L.C........    75,298          11,716
 Stirling Group P.L.C...................   193,011          55,560
 *Stylo P.L.C...........................   127,367          62,428
 *Superscape P.L.C......................    14,621           3,981
 Swallowfield P.L.C.....................    15,000          19,839
 Syltone P.L.C..........................    50,400          75,286
 *Synstar P.L.C.........................   143,000         132,393
 T & S Stores P.L.C.....................   138,335         944,949
 TT Group P.L.C.........................    28,080          55,053
 *Tadpole Technology P.L.C..............   109,090          16,550
 *Tandem Group P.L.C....................   327,365               0
 Tarsus Group P.L.C.....................    34,855          17,084
 Taylor & Francis Group P.L.C...........    14,600         112,453
 Taylor Nelson AGB P.L.C................    19,000          48,042
 Ted Baker P.L.C........................    38,800         143,990
 Telemetrix P.L.C.......................   165,708         140,524
 *Telme.com P.L.C.......................   250,000          55,433
 *Telspec P.L.C.........................    25,000          15,366
 *Ten Alps Communications P.L.C.........     2,352             549
 Terence Chapman Group P.L.C............    62,500          11,670
 Tex Holdings P.L.C.....................    14,000          19,497
 The Innovation Group P.L.C.............   270,000          64,069
 The Malcolm Group P.L.C................   109,377         119,985
 The Television Corp. P.L.C.............    66,330         164,104
 Thistle Hotels P.L.C...................   140,000         262,499
 Thorntons P.L.C........................   158,000         341,730
 Thorpe (F.W.) P.L.C....................    24,000          40,705
 Tibbett & Britten Group P.L.C..........    86,123         523,972
 Tinsley (Eliza) Group P.L.C............    19,844           9,263
 Topps Tiles P.L.C......................    69,690         304,711
 Tops Estates P.L.C.....................    30,088          92,464
 Torex P.L.C............................    73,041         389,259
 *Torotrak P.L.C........................    99,193          33,956
 *Tottenham Hotspur P.L.C...............   150,000          59,517
 Town Centre Securities (New) P.L.C.....   142,137         302,998
 *Trace Computers P.L.C.................    33,552          24,276
 Transport Development Group P.L.C......    19,782          45,710
 Trifast P.L.C..........................   135,388          97,959
 *Tullow Oil P.L.C......................    17,850          24,025
 Ulster Television, Ltd.................   115,602         620,578
 *Ultima Networks P.L.C.................   100,000           1,556
 Ultra Electronics Holdings P.L.C.......    49,745         356,831

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Ultraframe P.L.C.......................    37,200     $   142,104
 Umeco P.L.C............................    18,250          82,636
 Uniq P.L.C.............................    20,000          55,549
 Unite Group P.L.C......................   103,051         268,583
 Universal Salvage P.L.C................    14,255          21,848
 VT Group P.L.C.........................    93,375         330,540
 *Vanguard Medica Group P.L.C...........    13,172          21,828
 *Vega Group P.L.C......................    32,300          29,402
 *Vert (Jacques) P.L.C..................    45,000           8,577
 Vibroplant P.L.C.......................    83,100         127,365
 Victoria Carpet Holdings P.L.C.........    12,000          29,035
 Victrex P.L.C..........................    96,254         335,489
 Vitec Group P.L.C......................    15,242          78,265
 *Vocalis Group P.L.C...................    16,000             747
 Volex Group P.L.C......................    58,801          89,207
 WSP Group P.L.C........................    90,000          86,125
 Wagon Industrial Holdings P.L.C........    65,292         126,486
 *Walker Greenbank P.L.C................    53,105          12,188
 Warner Estate Holdings P.L.C...........    70,000         345,823
 Waste Recycling Group P.L.C............     5,000          14,393
 *Waterdorm P.L.C.......................   105,000               0
 Waterman Partnership Holdings P.L.C....    74,473          74,164
 Watermark Group P.L.C..................    50,000          70,020
 *Waverly Mining Finance P.L.C..........    42,500           3,968
 Weir Group P.L.C.......................    35,236         120,072
 Wellington Holdings P.L.C..............     9,000          10,573
 Wembley P.L.C..........................     6,053          69,085
 Westbury P.L.C.........................   202,522         940,651
 *Weston Medical Group P.L.C............    50,200           4,882
 Wetherspoon (J.D.) P.L.C...............    25,000          70,604
 Whatman P.L.C..........................   241,935         297,398
 White Young Green P.L.C................     9,000          18,205
 Whitehead Mann Group P.L.C.............    95,000         181,080
 *Whittard of Chelsea P.L.C.............    30,000          48,781
 *Wiggins Group P.L.C...................  1,148,266         71,468
 Wilmington Group P.L.C.................    28,692          35,716
 Wilshaw P.L.C..........................   198,409          66,376
 Wilson (Connolly) Holdings P.L.C.......    69,000         154,068
 Wilson Bowden P.L.C....................     7,000          86,755
 Wintrust P.L.C.........................    22,500         131,288
 Wolverhampton & Dudley Breweries
   P.L.C................................    78,873         682,976
 Woolworths Group P.L.C.................    70,000          46,291
 *Worthington Group P.L.C...............   102,653           5,191
 Wyevale Garden Centres P.L.C...........    36,271         223,212
 Wyndeham Press Group P.L.C.............    73,066         148,367
                                           SHARES        VALUE+
                                           ------        ------
 *XAAR P.L.C............................    18,405     $     8,591
 XANSA P.L.C............................    16,000          16,058
 *Xenova Group P.L.C....................   145,714          74,822
 YJL P.L.C..............................    35,932          20,407
 Yates Brothers Wine Lodges P.L.C.......    23,915          31,630
 *Yorkshire Group P.L.C.................    82,504          17,973
 Young & Co's Brewery P.L.C.............    10,000          88,692
 Young & Co's Brewery P.L.C. Class A....     5,234          59,045
 Yule Catto & Co. P.L.C.................    55,732         237,611
 *Zetters Group P.L.C...................    34,486          77,003
 Zotefoams P.L.C........................    62,092          82,094
                                                       -----------
TOTAL COMMON STOCKS
  (Cost $98,850,925)....................                96,477,676
                                                       -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *British Pound Sterling
   (Cost $138,965)......................                   122,139
                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Creston P.L.C. Warrants 03/31/04......     1,000               0
 *Letter of Entitlements -- Audemars
   Piguet...............................    90,242               0
                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                         0
                                                       -----------
TOTAL -- UNITED KINGDOM
  (Cost $98,989,890)....................                96,599,815
                                                       -----------

                                            FACE
                                           AMOUNT
                                           ------
                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.3%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $2,301,000 FMC
   Discount Notes 1.30%, 12/17/02,
   valued at $2,298,124) to be
   repurchased at $2,266,228
   (Cost $2,266,000)....................  $  2,266       2,266,000
                                                       -----------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $101,255,890)++.......................               $98,865,815
                                                       ===========

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $101,267,032.

                See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                            SHARES        VALUE+
                                            ------        ------
FRANCE -- (15.6%)
COMMON STOCKS -- (15.6%)
 *Algeco................................       1,200   $     89,469
 *#Alten SA.............................       6,000         53,001
 Apem SA................................       1,000         34,817
 *April Group SA........................       9,600        166,643
 Arkopharma.............................       1,200         49,050
 Assystem SA............................       2,657         77,575
 Bail-Investissement (Societe
   Immobiliere pour le Commerce &
   l'Industrie).........................       2,367        336,710
 Bains de Mer et du Cercle des Etrangers
   a Monaco.............................       4,615        700,105
 #Beghin-Say............................       6,100        222,092
 *Beneteau SA...........................       4,700        215,536
 *Berger Levrault SA....................         476         45,315
 Boiron SA..............................       3,800        292,959
 *Bonduelle SA..........................       1,900        126,634
 Bongrain SA............................       3,700        157,053
 Brioche Pasquier SA....................       5,200        306,229
 *Buffalo Grill SA......................       1,028         14,828
 Burelle SA.............................       4,030        255,368
 *Business Objects SA...................      16,500        343,374
 CEGID SA...............................       4,500        179,953
 *CS Communication et Systemes..........       4,983         35,690
 Carbone Lorraine.......................      33,245        881,674
 Cegedim SA.............................       6,400        248,294
 Cereol.................................       6,074        193,472
 Change de la Bourse SA.................         614         14,048
 *Christian Dalloz SA...................       2,585        214,718
 Cie Financiere Pour La Location
   D'Immeubles Industriels & Commerciaux
   Sa...................................       6,400        198,317
 Cie Francaise des Ferrailles...........      10,576        465,539
 #Cie Industrielle et Financiere
   d'Ingenierie SA Ingenico.............      61,820        667,237
 *Clarins SA............................       6,600        259,992
 *Club Mediterranee SA..................       4,600        112,568
 Compagnie Financiere Saint-Honore......         770         86,631
 Comptoir des Entrepreneurs SA..........       2,800         94,423
 Concorde Cie d'Assurances Contre les
   Risques de Toute Nature SA...........       2,992        937,549
 *Consortium International de Diffusion
   et de Representation Sante...........         600          6,858
 Continentale d'Entreprises SA..........      21,507        761,643
 Credit Foncier et Communal d'Alsace et
   de Lorraine..........................         840        212,244
 Cristalleries de Baccarat..............       1,090         98,671
 *DMC (Dollfus Mieg et Cie).............       3,100         20,353
 #Damart SA.............................      22,900      2,300,798
 *Damartex SA...........................      22,900        220,740
 De la Rue Imperiale de Lyon............      14,432      1,808,917
 *Delachaux SA..........................         300         15,220
 Deveaux SA.............................       1,040         76,040
 Didot-Bottin...........................       1,620        126,908
 *Dynaction SA..........................      10,660        257,046
 Eiffage SA.............................       3,825        289,179
 Electricite de Strasbourg..............      23,784      1,282,348
 *Elior.................................      24,600        159,063
                                            SHARES        VALUE+
                                            ------        ------
 *Emprunt Conjoint de Banque du Batiment
   et des Travaux Publics et de
   Financiere de Gestion et
   d'Investissement SA..................      29,814   $          0
 Esso SA................................       3,200        254,501
 *Etam Developpement SA.................       3,100         46,257
 *Euler-Hermes SA.......................      11,926        250,322
 *Euro Disney SCA.......................     253,400        131,079
 *Evialis SA............................         400         15,757
 *Exel Industries SA....................         600         23,278
 Explosifs et de Produits Chimiques.....         524        111,601
 #Faurecia SA...........................       6,500        270,278
 Fimalac SA.............................     106,937      2,853,043
 Fininfo SA.............................       9,760        158,256
 *Fleury Michon SA......................         900         25,963
 Fonciere Lyonnaise SA..................       9,596        280,646
 *Fonderies Franco Belge................         492         42,140
 France-Africaine de Recherches
   Petrolieres (Francarep)..............       4,250        253,666
 *GCI (Groupe Chatellier Industrie SA)..       7,258            722
 GFI Industries SA......................       6,845        118,276
 *GFI Informatique SA...................      23,400        133,846
 *Gantois Series A......................         647         41,835
 Gascogne SA............................       6,472        472,237
 *#Gaumont..............................      14,607        624,815
 *Generale de Geophysique SA............      20,770        427,896
 *Generale de Sante.....................       9,300         96,214
 *Generale Location SA..................       9,000        133,309
 *Geodis SA.............................         800         20,612
 Gevelot................................       3,584        131,914
 *Gifi..................................       1,600         45,759
 Grands Moulins de Strasbourg...........         110         14,225
 Grandvision SA.........................       7,000        130,563
 Group Crit.............................       2,000         26,540
 Groupe AB SA...........................       4,500         43,645
 Groupe Bourbon SA......................       1,600        111,414
 Groupe du Louvre SA....................       2,705        161,451
 Groupe Guillin SA......................       1,200         52,703
 Groupe Norbert Dentressangle SA........       6,320        130,202
 *Groupe Steria.........................       3,400         48,366
 *Guitel-Etienne-Mobilor SA.............         116          1,268
 Guyenne et Gascogne SA.................      26,000      2,071,703
 Hoteliere Lutetia Concorde.............       2,505        234,238
 Hotels et Casinos de Deauville.........       2,055        531,504
 *Hyparlo SA............................       1,836         50,135
 IMS International Metal Service SA.....      12,630         60,181
 Industrielle et Financiere d'Entreprise
   SA...................................         300         20,293
 *#Infogrames Entertainment SA..........      22,000         83,381
 *Informatique et Realite SA............       2,643          1,867
 Ipsos SA...............................       1,800        107,435
 *Kaufman et Broad SA...................       2,600         49,116
 Laurent-Perrier........................       1,400         41,780
 *Lectra Systemes SA....................      19,192         95,458
 Legris Industries SA...................       9,350        191,416
 *MRM...................................       1,424         21,680
 Manitou SA.............................      11,092        601,903
 *Manutan International SA..............       1,300         27,157

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *Marionnaud Parfumeries Retails
   Perfumes.............................       3,592   $    135,782
 Matussiere et Forest SA................      13,600        102,007
 *Metaleurop SA.........................      35,449         68,764
 *Montupet SA...........................      32,450        461,607
 *NAF NAF SA............................       4,200         71,820
 *Neopost SA............................       7,200        200,545
 Nord-Est SA............................           9            165
 PSB Industries SA......................       1,240         98,619
 *Penauille Polyservices SA.............      10,200         81,275
 *Pier Import Europe SA.................      12,100         40,684
 *Pierre & Vacances.....................       2,000        126,534
 Pinguely-Haulotte SA...................      25,000        129,817
 Plastic Omnium.........................       5,141        357,987
 *Prosodie SA...........................         900         15,220
 Provimi SA.............................       6,200         82,769
 *Radiall SA............................       1,340         52,920
 Robertet SA............................       1,076         83,489
 *Rodriguez Group SA....................       3,000        159,660
 Rougier SA.............................       2,040        102,481
 SA Fromageries Bel la Vache Qui Rit....         500         52,225
 SDR de Bretagne SA.....................         714         10,903
 SEB SA Prime Fidelite 2002.............       3,000        238,744
 SGE (Societe Generale d'Enterprise
   SA)..................................         252         14,477
 SILIC (Societe Immobiliere de Location
   pour l'Industrie et le Commerce).....       3,064        514,192
 #SR Teleperformance....................      90,928      1,910,351
 *Sabate SA.............................      16,900         80,696
 Sabeton................................      13,500        138,994
 Samse SA...............................       4,400        358,912
 Sechilienne-Sidec......................       2,200        189,304
 Securidev SA...........................       1,500         13,414
 Selectibanque SA.......................       7,100        121,622
 Sidergie SA............................       8,000         92,314
 #Skis Rossignol SA.....................      41,668        374,293
 Smoby SA...............................         500         12,833
 #Societe Financiere Interbail SA.......      17,550        549,932
 *Societe Francais des Papiers Peints...         400          7,560
 Sopra SA...............................       6,900        158,556
 *Stallergenes..........................         549         14,827
 Ste Virbac SA..........................       6,852        179,946
 *Stef-Tfe SA...........................         332         17,818
 Sucriere de Pithiviers-le-Vieil........       1,825        695,318
 Taittinger SA..........................      12,700      1,642,361
 Touax (Touage Investissement SA).......      10,378        136,479
 Transiciel SA..........................       3,700         36,696
 *Trigano SA............................       3,000         89,261
 *Trouvay et Cauvin SA..................       1,500            134
 *Ubi Soft Entertainment SA.............       4,100         71,415
 Unilog SA..............................       6,320        232,616
 Vallourec (Usines a Tubes de Lorraine
   Escaut et Vallourec Reunies).........      31,700      1,808,482
 *Valtech, La Defense...................      20,000         22,482
 Vermandoise de Sucreries...............         323        234,878
 Viel et Cie............................      44,339        116,884
 Vilmorin et Cie SA.....................       2,349        193,947
                                            SHARES        VALUE+
                                            ------        ------
 *Vivarte SA............................       8,299   $    297,201
 Zodiac SA..............................      14,200        291,413
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $34,938,055)....................                 40,880,362
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Geodis (Ex-Calbersn) Rights 12/04/02..         800            326
 *Prosodie SA Warrants 10/28/06.........         900            886
                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                      1,212
                                                       ------------
TOTAL -- FRANCE
  (Cost $34,938,055)....................                 40,881,574
                                                       ------------
GERMANY -- (11.4%)
COMMON STOCKS -- (11.4%)
 AWD Holding AG.........................      14,000        207,508
 Aachener Strassenbahn-Und Energie
   Versorguns AG........................       2,957         24,120
 *Aareal Bank AG........................      13,400        169,289
 *Acg AG Fuer Chipkarten und
   Informationssysteme..................       1,400          3,036
 *Adva AG Optical Networking............       3,500          6,650
 *Agrob AG..............................       5,800         32,887
 Aigner (Etienne) AG....................         600         94,304
 Aixtron AG.............................      24,100        153,673
 Amadeus AG.............................       1,400          8,816
 Andreae-Noris Zahn AG, Anzag...........      27,200        757,615
 Anterra Vermoegensverwaltungs AG.......       1,350         94,006
 *Articon Integralis AG.................       2,100          3,844
 Augusta Technologie AG.................       3,200          5,698
 #Ava Allgemeine Handelsgesellschaft der
   Verbraucher AG.......................      11,550        338,368
 *Baader Wertpapier Handelsbank AG......       7,900         23,576
 #Balda AG..............................      12,800         61,118
 *#Beate Uhse AG........................      16,800        170,463
 Bechtle AG.............................       6,400         43,738
 *Berliner Elektro Holding AG...........      11,061         45,663
 *Berliner Kindl-Brauerei AG............         790        168,977
 Bertrandt AG...........................       3,100         49,186
 Beru AG................................       3,600        155,064
 Bilfinger & Berger Bau AG..............      14,400        239,222
 Boewe Systec AG........................       3,000         56,851
 *Brau und Brunnen AG...................       4,995        257,387
 Bremer Energiekonto AG.................       5,000         11,440
 *Bremer Woll-Kaemmerei AG..............      19,960         22,834
 *Brillant AG...........................       1,310         18,635
 *Ce Consumer Electrnic AG..............       5,800         17,944
 *Ceag AG...............................      20,670         90,472
 *Celanese AG...........................      20,650        482,736
 *Centrotec Hochleistungskunststoffe
   AG...................................       2,300         17,389
 Cewe Color Holding AG..................       1,900         30,524
 *Comdirect Bank AG.....................      51,900        192,058
 Computerlinks AG.......................         600          2,668
 *Concordia Bau und Boden AG............     102,602        348,042
 *Condomi AG............................       1,800         12,265
 *D. Logistics AG.......................      13,100         26,063
 *Dab Bank AG...........................      29,600         88,335
 *Data Modul AG.........................       2,640         19,959
 *Deutsche Steinzeug Cremer & Breuer
   AG...................................      87,200         47,709
 Deutsche Verkehrs-Bank AG..............       7,124        527,961

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *Dierig Holding AG.....................      10,500   $    100,273
 Dis Deutscher Industrie Service AG.....       4,200         63,924
 *Dom-Braugerei AG......................       1,100         47,052
 Douglas Holding AG.....................      14,400        282,196
 Duerr Beteiligungs AG..................      14,750        242,102
 Dyckerhoff AG DM50.....................      12,750        134,950
 Edscha AG..............................       3,500         91,220
 *Elmos Semiconductor AG................       6,100         57,950
 ElreingKlinger AG......................       1,500         40,288
 *#Em TV & Merchandising AG.............      57,400         57,671
 *Epcos AG..............................      25,700        447,397
 Erlus Baustoffwerke AG.................         297        100,452
 *Erste Kulmbacher Actien Brauerei AG...         432              0
 Escada AG..............................      10,260        100,532
 *Eurobike AG...........................       1,700          5,496
 *Evotec Biosystems AG..................      11,600         24,694
 FJA AG.................................       2,800         71,026
 Feilmann AG............................       7,750        285,250
 *Freenet.De AG.........................       1,900          9,450
 Fuchs Petrolub AG Oel & Chemie.........       2,231        155,353
 GFK AG.................................       9,600        143,246
 *GPC Biotech AG........................       6,000         20,890
 *Gft Technologies AG...................      22,600         36,870
 Gilde Brauerei AG......................       1,200      1,187,752
 Goldschmidt (T.H.) AG..................      83,200      2,224,714
 *Grenkeleasing AG......................       5,000         54,712
 Gwag Bayerische Wohnungs-
   Aktiengesellschaft AG................       2,665         80,857
 Hamborner AG...........................      21,000        449,138
 *Herlitz AG............................       3,462          7,129
 #Hochtief AG...........................      18,500        257,645
 *Holsten-Brauerei AG...................      38,462        677,215
 *Hucke AG..............................       8,300         22,706
 *Hugo Boss AG..........................      13,550        132,095
 IFA Hotel & Touristik AG...............       7,000         57,100
 *IM International Media AG.............       5,200          4,914
 Interseroh AG..........................         250          2,338
 *Intershop Communications AG...........      36,600         28,399
 Ivg Holding AG.........................      44,000        404,870
 Iwka AG................................      26,613        285,916
 *Ixos Software AG......................       6,100         30,704
 Jenoptik AG............................      15,000        170,105
 K & S Aktiengesellschaft AG............     129,500      2,290,462
 KSB AG.................................       2,387        185,212
 KWS Kleinwanzlebener Saatzucht AG......       1,650        796,063
 *Kampa-Haus AG.........................      10,375         39,219
 Keramag Keramische Werke AG............      13,000        442,274
 *Kloeckner Humboldt-Deutz AG...........      25,650         44,397
 Kloeckner-Werke AG.....................      14,650        107,114
 Kolbenschmidt Pierburg AG,
   Duesseldorf..........................      28,473        252,084
 *Kontron AG............................       9,678         31,674
 Kromschroeder (G.) AG..................      26,520        195,221
 Krones AG..............................       2,900        136,308
 *LPKF Laser & Electronics AG...........       2,200          7,813
 *Lambda Physik AG......................       3,500         24,372
 Leifheit AG............................      12,500        298,430
 Leoni AG...............................      25,000        708,772
 Loewe AG...............................       2,800         34,260
 *MLF Holding fuer Umwelttechnologie
   AG...................................         165              0
                                            SHARES        VALUE+
                                            ------        ------
 *MLF Holding fuer Umwelttechnologie AG
   Em 95................................          33   $          0
 MVV Energie AG.........................      20,200        283,330
 *MWG Biotech AG........................       6,600          3,086
 Mannheimer Aktiengesellschaft Holding
   AG...................................      35,580        725,573
 Markt und Kuehlhallen AG...............      14,000        272,964
 *Maternus-Kliniken AG, Bad
   Oyenhausen...........................       2,400          1,910
 Maxdata AG.............................      11,500         35,578
 *Medigene AG...........................       4,900         23,104
 Mensch und Maschine Software AG........         900          5,819
 *Moksel (A.) AG........................      15,800         30,649
 *Morphosys AG..........................       1,100          7,824
 Muehlabauer Holdings AG & Co. KGAA.....       2,300         30,430
 *Nemetschek AG.........................       3,800          5,103
 Neue Baumwoll-Spinnerei und Weberei Hof
   AG...................................      12,170         96,851
 *Niedermayr Papierwarenfabrik AG.......         962         11,005
 #Norddeutsche Affinerie AG.............      11,950        133,734
 *Norddeutsche Steingutfabrik AG........       5,960         31,126
 *Novasoft AG...........................       6,700         16,396
 *Ohb Teledata..........................       4,750         16,467
 *Pandatel AG...........................       2,000          6,486
 *Parsytec AG...........................         700          1,755
 *Pfaff (G.M.) AG.......................      80,000         24,670
 Pfeiffer Vacuum Technology AG..........       3,300         67,296
 Pfleiderer AG..........................      17,000         67,306
 Phoenix AG, Hamburg....................      37,500        226,061
 Plambeck Neue Energien AG..............       5,000         39,542
 Progress-Werk Oberkirch AG.............       5,000         99,477
 Puma AG................................       5,700        391,242
 *Qs Communications AG..................       5,900          2,700
 Rational AG............................       4,300        135,597
 Reiter Ingolstadt Spinnereimaschinen
   AG...................................       1,200        186,220
 Renk AG................................      19,400        366,671
 Rheinmetall Berlin AG..................      45,000        707,280
 Rhoen Klinikum AG......................       6,550        237,824
 *SAP Systems Integrations AG...........      13,600        146,788
 *SGL Carbon AG.........................       8,050         64,063
 Salzgitter AG..........................      24,900        163,480
 Sartorius AG...........................       2,600         15,777
 *Schlott Sebaldus AG...................       1,500         20,592
 Schwarz Pharma AG......................      18,000        554,901
 Sektkellerei Schloss Wachenheim AG.....      15,120         94,006
 *Senator Entertainment AG..............       9,800          4,972
 *#Singulus Technologies AG.............      13,900        237,829
 Sinner AG, Karlsruhe...................       4,160         40,348
 Sixt AG................................       6,500         63,690
 Software AG............................      10,250        119,297
 Stada Arzneimittel AG..................       7,350        277,839
 *Stahl (R.) AG.........................       2,000          9,351
 *Steag Hamtech AG......................      11,000         33,922
 Stoehr & Co. AG........................      16,000         80,218
 *Strabag AG............................       3,332         53,862
 Stuttgarter Hofbraeu AG................      18,000        288,284
 Sued-Chemie AG.........................      29,146        739,334
 *Suess Microtec AG.....................       4,600         13,522
 Takkt AG...............................      29,100        102,185
 Tarkett AG.............................      12,800         81,491

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *Techem AG.............................       9,100   $     73,324
 Technotrans AG.........................       2,400         16,354
 *Telegate AG...........................       1,400          4,164
 *United Internet AG....................      20,800        157,667
 *VBH (Vereinigter Baubeschlag-Handel)
   AG...................................       9,415         20,605
 VK Muehlen AG..........................       1,312         77,656
 Vereinigte Deutsche Nickel-Werke AG....      25,500        204,201
 Vossloh AG.............................      15,900        349,551
 W.E.T. Automotive Systems AG...........         800         28,808
 *WCM Beteiligungs AG...................     100,666        269,375
 Walter AG..............................      13,500        433,231
 *Walter Bau AG, Augsburg...............      44,271         41,837
 Wanderer-Werke AG......................       7,903        104,560
 *Wedeco AG Water Technology............       4,000         50,494
 Westag and Getalit AG, Rheda-
   Wiedenbrueck.........................       7,000         24,372
 Wuerttembergische Hypotheken Bank AG...      21,827        803,373
 Wuerttembergische Lebensversicherung
   AG...................................       4,430         49,356
 Wuerttembergische Metallwarenfabrik
   AG...................................      30,330        377,141
 Wuerzburger Hofbraeu AG................         133         28,842
 Zapf Creation AG.......................       2,900         72,265
                                                       ------------
TOTAL -- GERMANY
  (Cost $36,416,214)....................                 30,002,362
                                                       ------------
ITALY -- (10.9%)
COMMON STOCKS -- (10.9%)
 Acea SpA...............................      95,000        457,394
 *Actelios SpA..........................      25,801        156,819
 Aem Torino SpA.........................     204,000        231,140
 *Air Dolomiti..........................       3,000         49,539
 *#Alitalia Linee Aeree Italiane SpA
   Series A.............................   1,812,400        524,649
 *Auschem SpA (In Liquidation)..........      82,000              0
 Azienda Mediterranea Gas e Acqua SpA...     171,000        137,785
 Banca Intermobiliare di Investimenti e
   Gestoni SpA..........................      67,500        280,002
 Banca Popolare Dell'etruria e Del Lazio
   Scrl.................................      14,700        165,972
 Banca Popolare di Lodi Scarl...........      69,000        597,845
 Banca Profilo SpA......................      58,000         84,814
 Banca Toscana..........................     117,700        545,612
 Banco di Chiavari e della Riviera
   Ligure SpA, Chiavari.................     120,000        753,238
 Banco di Desio e della Brianza SpA.....      67,500        164,510
 Banco Piccolo Valellinese Scarl SpA....      30,700        249,507
 *Bastogi SpA...........................   1,183,000        116,504
 Bayerische Vita SpA....................      49,000        157,442
 *Beghelli SpA..........................      96,000         48,895
 #Beni Stabili SpA, Roma................     978,500        468,196
 *Binda SpA.............................   1,299,375              0
 Bonifica dei Terreni Ferraresi e per
   Imprese Agricole Roma................       9,675        104,906
 Bremba SpA.............................      40,375        196,802
 Brioschi Finanziaria SpA, Milano.......     175,000         34,991
 Buzzi Unicem SpA.......................      73,100        501,751
 CAMFIN (Cam Finanziaria)...............      36,527        106,646
                                            SHARES        VALUE+
                                            ------        ------
 CIR SpA (Cie Industriale Riunite),
   Torino...............................     453,600   $    471,532
 *#CMI SpA..............................      51,602        207,381
 CSP International Industria Calze
   SpA..................................      10,000         16,911
 Caltagirone Editore SpA................      71,800        396,405
 Caltagirone SpA........................     178,399        722,285
 *Carraro SpA...........................      14,000         20,737
 Cementeria di Augusta SpA..............     105,000        142,053
 Cementir Cementerie del Tirreno SpA....     249,704        616,026
 *Cirio Finanziaria SpA.................     175,000         39,169
 Class Editore SpA......................      44,000         90,166
 #Compagnia Assicuratrice Unipol SpA....     199,333        793,160
 Credito Artigiano SpA..................      53,900        175,867
 *Cremonini SpA.........................      79,400        104,102
 *Cucirini SpA..........................      30,000         28,351
 *Dalmine SpA...........................   1,976,700        271,357
 Danieli & C.Officine Meccaniche SpA....      66,500        122,381
 *Dataconsyst C.G.S. SpA, Monza.........         220              0
 *Del Favero SpA........................      86,000              0
 *Ducati Motor Holding SpA..............      86,500        160,048
 *#E.Biscom SpA.........................      21,500        688,677
 *Emak..................................      12,000         27,993
 Erg SpA................................      95,000        376,122
 Ericsson SpA...........................      14,800        297,396
 *Esprinet..............................       2,000         24,690
 *FMC (Fabbrica Milanese Condutorri
   SpA).................................      25,000              0
 *Finarte Casa d'Aste SpA (Milano)......      56,266         80,599
 *Finarte Partecipazioni Pro Arte SpA...     162,693        113,289
 *Fincasa 44 SpA........................      65,000         23,601
 *#Finmatica SpA........................      26,300        289,879
 *Firs-Italiana de Assicurazioni
   Compagnia di Assicurazioni
   Eriassicurazioni (In Liquidation)....      90,000              0
 *Fochi (Filippo) SpA...................     216,000              0
 *Fornara Societa Finanziaria e di
   Partecipazioni SpA...................     310,000              0
 Gabetti Holding SpA....................      55,000        103,953
 *Gefran................................       6,000         21,964
 Gemina SpA.............................     200,300        170,958
 *Gerolimich SpA (In Liquidation).......     297,400              0
 Gewiss SpA.............................     221,700        624,128
 Giovanni Crespi SpA....................      21,000         14,059
 Grandi Navi Veloci SpA.................      38,000         60,104
 *Grassetto SpA.........................     279,125              0
 Gruppo Ceramiche Ricchetti SpA.........     109,000         39,035
 #Gruppo Editoriale L'espresso SpA......      32,500        126,410
 *ITALJOLLY (Cia Italiana dei Jolly
   Hotels SpA)..........................      34,500        195,621
 *#Impregilo SpA........................     532,000        205,865
 Industria Macchine Automatique SpA.....      23,000        285,767
 Industria Romagnola Conduttori
   Elettrici SpA........................       8,000         20,651
 Industrie Zignago S. Margherita SpA....      52,000        576,249
 Interbanca SpA.........................      28,600        575,266
 Interpump Group SpA....................      45,000        181,296
 Ipi SpA................................      70,700        263,034
 Italdesign Giugiaro SpA................      27,000         99,646
 #Italmobiliare SpA, Milano.............      12,750        429,963
 La Doria SpA...........................      13,000         23,989
 *La Fondiara Assicurazioni SpA.........      48,000        147,544

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Linificio and Canapificio Nazionale
   SpA..................................      22,000   $     25,277
 Locat SpA..............................      40,000         27,694
 Maffei SpA.............................      52,500         64,655
 *Mandelli SpA..........................      41,000              0
 Manifattura Lane Gaetano Marzotto &
   Figli SpA............................     138,000        720,709
 Manuli Rubber Industries SpA...........      42,000         51,849
 Merloni Elettrodomestici SpA...........     155,000      1,640,571
 Milano Assicurazioni SpA...............     199,700        408,236
 *Mirato SPA............................       7,000         35,861
 *Monrif SpA............................     150,000         84,754
 Montefibre SpA.........................     143,130         89,700
 Navigazione Montanari SpA..............      60,000         71,862
 *Necchi SpA............................     164,250         13,643
 *Olidata SpA...........................      20,000         33,921
 *Opengate Group SpA....................       4,000         24,750
 Pagnossin SpA..........................       9,000         13,250
 Perlier SpA............................     100,700         17,480
 Permasteelisa SpA......................      15,800        249,120
 Pininfarina SpA........................      31,285        651,991
 *Poligrafici Editoriale SpA............     132,000        153,501
 *Premafin Finanziaria SpA Holding di
   Partecipazioni, Roma.................     311,330        240,018
 *Premaimm SpA..........................     179,000         18,964
 Premuda SpA............................      22,500         21,353
 *Ratti SpA.............................      31,768         18,645
 Recordati Industria Chimica e
   Farmaceutica SpA.....................      48,000      1,074,349
 Reno de Medici SpA, Milano.............     166,105        145,903
 *Risanamento Napoli SpA................     106,600        149,095
 *Rodriquez SpA.........................      41,250              0
 SAES Getters SpA.......................      14,750        128,387
 #SAI SpA (Sta Assicuratrice
   Industriale), Torino.................      20,500        320,166
 SAIAG SpA (Industrie Articoli Gomma)...      30,000         95,796
 SISA (Societa Imballaggi Speciali Asti
   SpA).................................      65,000         89,166
 SMI STA Metallurgica Italiana SpA......     565,280        261,480
 *SNIA SpA..............................     502,039        893,948
 *SOPAF (Societa Partecipazioni
   Finanziarie SpA).....................      85,000         25,028
 Sabaf SpA..............................       6,000         91,618
 *#Saeco International Group SpA........     117,000        408,521
 Savino del Bene SpA....................      20,000         43,173
 *Schiapparelli 1824 SpA, Milano........      15,000          1,492
 Sirti SpA..............................     121,000        121,691
 #Societe Cattolica di Assicurazoni
   Scarl SpA............................      24,700        560,705
 *Societe Sportiva Lazio SpA............      69,400         52,468
 Sogefi SpA.............................     182,500        354,921
 Sol SpA................................      53,200        131,246
 Stefanel SpA...........................      54,400         67,644
 *Targetti Sank.........................       8,000         23,397
 *Tecnodiffusione Italia SpA............       3,332         19,291
 Terme Demaniali di Acqui SpA...........     199,500         62,712
 *Tod's Group SpA.......................      14,000        482,562
 Trevi-Finanziaria Industriale SpA......      30,000         26,978
 *Tripcovich (D.) & Co. SpA Navigazione
   Rimorchi e Salvataggi Trieste........     113,898              0
                                            SHARES        VALUE+
                                            ------        ------
 *Unione Manifatture SpA (In
   Liquidation).........................     156,000   $          0
 *Unipar (Unione Nazionale di
   Participazione SpA) (In
   Liquidation).........................     539,000              0
 *Viaggi del Ve.........................      14,000         32,589
 Vianini Industria SpA..................      52,520        129,046
 Vianini Lavori SpA.....................     180,752        863,070
 Vittoria Assicurazioni SpA.............      51,500        194,676
 Zucchi (Vincenzo) SpA..................     144,350        562,891
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $33,314,861)....................                 28,692,451
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Premafin Finanziaria SpA Warrants
   11/30/03.............................     149,178              0
 *Tecnodiffusione Italia SpA Warrants
   11/15/04.............................       1,332            386
                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                        386
                                                       ------------
TOTAL -- ITALY
  (Cost $33,314,861)....................                 28,692,837
                                                       ------------
SWITZERLAND -- (9.9%)
COMMON STOCKS -- (9.8%)
 *A. Hiestad Holding AG.................         100         22,920
 AFG Arbonia-Forster Holding AG.........       2,610        137,238
 *Accumulatoren-Fabrik Oerlikon,
   Zuerich..............................          30         16,078
 *Actelion, Ltd.........................       4,400        180,934
 Agie Charmilles Holding AG.............       3,000         98,692
 Alcopor Holding SA.....................         200         22,920
 *Also Holding AG.......................         120         25,077
 *Ascom Holding AG......................       2,700          9,556
 BHB Beteiligungs und
   Finanzgesellschaft...................         150          4,440
 BVZ (Brig Visp Zermatt) Holding AG.....         370         49,885
 *Bachem AG.............................         500         22,347
 Bank Coop AG...........................       5,881        729,471
 Bank Sarasin & Cie Series B, Basel.....         274        295,535
 *Banque Cantonale de Geneve............       1,344        121,407
 Banque Cantonale du Jura...............         450         59,761
 *Banque Cantonale Vaudois..............         600         34,380
 Banque Privee Edmond de Rothschild SA,
   Geneve...............................         120        608,733
 *Barry Callebaut AG....................       1,000        105,837
 Basellandschaftliche Kantonalbank......         600        263,312
 Basler Kantonalbank....................       5,250        240,662
 *Belimo Holdings.......................         130         28,394
 *Berna Biotech.........................       2,400         21,033
 Bobst Group SA.........................      18,200        552,106
 Bon Appetit Holding A..................       1,650         78,362
 *Bossard Holding AG....................       6,350        139,122
 *Bucher Industries AG,
   Niederweningen.......................       3,355        305,327
 Caisse d'Epargne Cantonale Vaudoise,
   Lausanne.............................         280         99,851
 *Calida Holding AG.....................         396         36,039
 *Carlo Gavazzi Holding AG..............         910         22,084
 *Centerpulse AG........................         590         94,660
 *Charles Voegele Holding AG............       1,800         39,922
 Cie Financiere Tradition...............       5,000        240,999
 Conzzeta Holdings AG...................       1,415        830,832

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *Crossair AG, Basel....................       2,595   $     61,227
 Daetwyler Holding AG, Atldorf..........         348        422,270
 *Disetronic Holding AG.................         400        154,509
 EGL (Elektrizitaets-Gesellschaft
   Laufenberg) AG, Laufenberg...........       8,390      2,827,944
 *ESEC Holding AG.......................         400         34,852
 Edipresse SA, Lausanne.................         694        257,313
 Eichhof Holding AG.....................         188         74,140
 Energie Electrique du Simplon SA.......         350         28,313
 Escor AG, Duedingen....................         744         13,040
 *Feintol International Holding AG......         110         11,197
 Financiere Michelin, Granges-Paccot....         637        253,355
 Fischer (Georg) AG, Schaffhausen.......         720         72,805
 Forbo Holding AG, Eglisau..............       1,100        299,580
 Fuchs Petrolub AG Oel & Chemie
   Non-Voting...........................       2,001        138,332
 Galenica Holding AG....................         120         23,379
 Galenica Holding AG, Bern Series B.....         405        357,656
 *Geberit AG............................         870        248,964
 Generale d'Affichage, Geneve...........         290        116,515
 Generali (Switzerland) Holdings,
   Adliswil.............................       1,670        163,239
 *Golay-Buchel Holding SA, Lausanne.....          40         29,661
 Gornergrat Monte Rasa-Bahnen Zermatt...          70         30,673
 Gurit-Heberlein AG.....................       1,125        511,912
 *HPI Holding SA........................       6,000          5,865
 Helvetia Patria Holding................       1,300        143,723
 Hero AG................................       3,040        303,301
 *Industrieholding Cham AG, Cham........         864         83,289
 Jelmoli Holding AG.....................       1,521        953,566
 #Jelmoli Holding AG, Zuerich (Namen)...       2,835        359,294
 Kaba Holding AG........................         740        133,692
 *Kardex AG, Zuerich....................       1,039         64,788
 *Kardex AG, Zuerich (Participating)....         610         34,336
 *Komax Holding AG......................         400         13,887
 Kraftwerk Laufenburg, Laufenburg.......       8,265      2,033,642
 *Kudelski SA...........................       3,700         71,086
 Kuehne & Nagel International AG........       3,240        191,114
 *Kuoni Reisen Holding AG...............         630        131,656
 Lem Holdings AG, Lyss..................         270         46,413
 *#Logitech International SA............      66,100      2,421,809
 Luzerner Kantonalbank AG...............       1,800        187,473
 Maag Holding AG, Zuerich...............         922        120,579
 *Micronas Semi.........................       2,100         47,424
 *Mikron Holding AG, Biel...............       1,326          9,162
 *#Moevenpick-Holding, Zuerich..........       1,320        458,268
 *Omnium Geneve SA, Geneve..............         110             82
 *Orell Fuessli Graphische Betriebe AG,
   Zuerich..............................         240        159,363
 Oz Holding AG..........................       4,400        234,325
 *Parco Industriale e Immobiliare SA....         600          1,416
 *Phoenix Mecano AG, Stein am Rhein.....       2,749        454,025
 Phonak Holding AG......................      13,500        135,145
 *Psp Swiss Property AG.................       1,600        159,093
 *Publicitas Holding SA, Lausanne.......         520         84,130
 Reg Real Estate Group..................       8,010        467,076
 Rieters Holdings.......................         950        183,799
 SAIA-Burgess Electronics AG............          70         16,846
 *Sarna Kunststoff Holding AG...........       1,760        126,951
 Schaffner Holding AG...................         300         37,464
 *Schweiter Technology AG...............         200         14,291
                                            SHARES        VALUE+
                                            ------        ------
 Schweizerhall Holding AG, Basel........         140   $    127,409
 Schweizerische National Versicherungs
   Gesellschaft.........................         396        136,146
 *Siegfried Holding AG..................       8,560        877,114
 Sig Holding AG.........................       3,000        307,400
 *Sihl..................................         150            617
 Sika Finanz AG, Baar...................         800        194,147
 Sika Finanz AG, Baar (Namen)...........         750         28,819
 Sopracenerina..........................       2,409        196,499
 *Sulzer AG, Winterthur.................         760        102,979
 Tamedia AG.............................       2,100        106,174
 Tecan Group AG.........................       2,700         88,094
 *UMS Schweizerische Metallwerke Holding
   AG, Bern.............................       2,560         63,853
 Unaxis Holding AG......................       1,000         79,209
 *Unigestion Holding, Geneve............       2,891        174,913
 *Unilabs SA............................       1,000         15,741
 Valiant Holding........................         180        121,585
 Valora Holding AG......................         860        154,212
 Vaudoise Assurances Holding,
   Lausanne.............................          45         58,244
 Villars Holding SA, Fribourg...........         150         26,190
 *Von Moos Holding AG, Luzern...........       7,000         16,280
 *Von Roll Holding AG, Gerlafingen......      23,024         32,439
 *Vontobel Holdings AG..................      10,800        174,733
 WMH Walter Meier Holding AG, Staefa....          50         42,133
 Zehnder Holding AG.....................         193         96,929
 Zellweger Luwa AG......................       3,040        135,768
 Zschokke Holding SA, Geneve............         230         57,368
 Zueblin Holding AG.....................       4,093         23,729
 Zuger Kantonalbank.....................         545        826,643
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $21,630,142)....................                 25,822,532
                                                       ------------
PREFERRED STOCKS -- (0.1%)
 Fuchs Petrolub AG Oel & Chemie 7.29%
   Non-Voting
   (Cost $266,228)......................       2,001        138,264
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $41,513).......................                     41,602
                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $21,937,883)....................                 26,002,398
                                                       ------------
SPAIN -- (8.1%)
COMMON STOCKS -- (8.1%)
 Abengoa SA.............................      56,900        292,634
 Adolfo Dominguez SA....................       3,700         31,286
 Aldeasa SA.............................      13,200        192,893
 *Amper SA..............................      56,800        124,306
 Azkoyen SA.............................      52,500        242,325
 BAMI SA (Inmobiliara de Construcciones
   y Terrenos)..........................      92,786        291,670
 Banco de Andalucia.....................       9,800        463,064
 Banco de Credito Balear SA.............      35,424        451,055
 #Banco de Valencia SA..................     172,844      2,020,290
 Banco Guipuzcoano SA...................      21,194        362,629
 Banco Pastor SA........................      34,300        597,451
 Banco Zaragozano SA....................     187,990      1,683,057
 *Baron de Ley SA.......................       4,200        108,963

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 CAF (Construcciones y Auxiliar de
   Ferrocarriles SA)....................       7,500   $    287,985
 Campofrio Alimentacion SA..............      92,800        818,829
 Cementos Portland SA...................      16,881        618,810
 Corporacion Mapfre Compania
   Internacional de Reaseguros SA.......      87,900        657,549
 Cortefiel SA...........................      49,200        200,665
 *Dogi International Fabrics SA.........       4,000         15,916
 Elecnor SA.............................      18,300        395,942
 Empresa Nacional de Celulosa SA........      16,040        226,417
 *Ercros SA.............................     100,518         36,997
 *Espanola del Zinc SA..................      29,250         57,030
 *Estacionamientos Urbanos SA...........       4,200              0
 Europistas Concesionaria Espanola SA...     174,940        812,695
 #Faes Farma SA.........................      24,400        263,355
 Fomento de Construcciones y Contratas
   SA...................................      21,870        494,939
 Funespana SA...........................       4,500         19,876
 *Grupo Picking Pack SA.................      87,465         62,645
 Hullas del Coto Cortes.................       8,666         76,724
 Iberpapel Gestion SA...................       6,700         91,976
 Inbesos SA.............................       8,050         16,817
 *Indo Internacional SA.................      33,600         99,938
 *Indra Sistemas SA.....................      75,200        582,743
 Inmobiliaria Colonial SA ICSA..........      35,200        523,487
 Inmobiliaria del Sur SA................         331         25,518
 Inmobiliaria Urbis SA..................      80,282        487,158
 *LSB (La Seda de Barcelona SA)
   Series B.............................      25,200         48,632
 Lingotes Especiales SA.................      22,080         79,072
 Marco Iberica Distribucion de Ediciones
   Midesa...............................      29,600        592,436
 *Mecalux SA............................       9,500         28,823
 Metrovacesa SA.........................      41,265        892,818
 Nicolas Correa SA......................      15,750         40,109
 Obrascon Huarte Lain SA................      53,992        239,007
 Papelera de Navarra SA.................       6,000        104,451
 *Parques Reunidos SA...................      15,300         39,876
 Pescanova SA...........................      26,443        295,927
 Prosegur Cia de Seguridad SA...........      38,800        418,777
 *Radiotronica SA.......................      17,275         24,402
 *Recoletos Grupo de Comunicacion SA....      82,300        376,599
 *#SOS Cuetara SA.......................      10,400        159,943
 *Sogecable SA..........................      34,600        450,888
 Sol Melia SA...........................     112,700        525,797
 Tavex Algodonera SA....................      29,040         88,975
 *Tecnocom Telecomunicaciones y Energia
   SA...................................       6,000         22,561
 *#Tele Pizza SA........................     122,900        116,144
 Transportes Azkar, SA..................      26,700        118,193
 Tubacex SA.............................      73,130        104,756
 Unipapel SA............................      34,946        458,874
 #Uralita SA............................     112,831        713,850
 Vallehermoso SA........................      58,700        548,893
 Vidrala SA, Alava......................      47,040        394,940
 Viscofan Industria Navarra de
   Envolturas Celulosicas SA............      97,492        738,032
                                                       ------------
TOTAL -- SPAIN
  (Cost $17,620,937)....................                 21,358,409
                                                       ------------
                                            SHARES        VALUE+
                                            ------        ------
SWEDEN -- (7.8%)
COMMON STOCKS -- (7.8%)
 *ADCore AB.............................          50   $         56
 *Active I Malmoe AB Series A...........       4,160         16,061
 *Active I Malmoe AB Series B...........       4,160         14,914
 Addtech AB Series B....................      12,800         42,359
 *Alfaskop AB...........................       3,200            282
 *Allgon AB Series B....................      28,400         73,621
 Angpannefoereningen AB Series B........      10,800        111,987
 *Anoto Group New Issue.................      14,533         21,161
 *Arkivator AB..........................      21,400        112,130
 Axfood AB..............................      43,100        810,620
 B & N Bylock & Nordsjoefrakt AB
   Series B.............................      41,800         47,493
 Beiger Electronics AB..................      11,700         78,083
 Beijer AB Series B.....................      11,700         83,891
 Beijer Alma AB Series B................      10,400         60,803
 Bergman & Beving AB Series B...........      36,200        175,702
 *Biacore International AB..............       7,850        175,785
 #Bilia AB Series A.....................      66,700        607,009
 *Biora AB..............................       6,200          9,575
 *Bong Ljungdahl AB.....................       9,000         34,549
 Boras Waefveri AB Series B.............       8,600         33,678
 *Boss Media AB.........................      25,500         16,034
 *#C Technologies AB....................      69,300        100,907
 Capona AB..............................      19,000        111,082
 Carbo AB...............................      24,300        526,725
 Castellum AB...........................      34,800        466,413
 *Cell Network AB.......................      22,800          2,440
 Cloetta AB Series B....................      15,600        320,076
 Concordia Maritime AB Series B.........      37,300         49,375
 *Connecta AB...........................          50             58
 *D. Carnegie & Co. AB..................      54,000        446,756
 *Doro Telefoni AB Series A.............       2,900          2,559
 Drott Series AB........................      74,400        804,293
 *Duroc AB Series B.....................       2,700          5,570
 *Elekta AB.............................      24,800        251,684
 *Enea Data AB Series B.................     220,000         63,825
 *Eniro AB..............................      51,300        350,852
 *Epsilon AB Series B...................       4,300          9,961
 Fagerhult AB...........................       2,900         34,229
 *Fagerlid Industrier AB................       8,600              0
 *Fastighets AB Celtica.................       5,800         33,270
 Fastighets AB Tornet...................      21,500        381,839
 *Finnveden AB..........................      57,000        194,918
 *Frontec AB Series B...................      18,200         11,444
 Getinge Industrier AB Series B.........      44,151        871,784
 Geveko AB Series B.....................       8,300         96,135
 Gorthon Lines AB Series B..............      41,800         80,692
 Gunnebo AB.............................      17,100        244,276
 HL Display AB Series B.................       2,000         20,738
 Haldex AB..............................      39,000        378,584
 Heba Fastighets AB Series B............       4,300         36,998
 Hexagon AB Series B....................       3,572         58,119
 *Hiq International AB..................      21,500         16,009
 Hoeganges AB Series B..................      27,600        529,753
 *IBS AB Series B.......................      65,200         45,671
 *Icon Medialab International AB........      24,900          6,043
 *Industrial & Financial Systems AB
   Series B.............................      29,700         22,114
 Industrifoervaltnings AB Skandigen.....      21,400         35,410
 *Intentia International AB Series B....      25,140         52,413

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Karlshamns AB..........................      14,900   $    144,639
 Kinnevik Industrifoervaltnings AB
   Series B.............................      38,700        431,169
 Klippans Finpappersbruk AB.............       5,800         21,433
 *Kungsleden AB.........................       8,900        141,373
 Lagercrantz Group AB Series B..........      12,800         27,533
 Lindex AB..............................      16,100        321,455
 Ljungberg Gruppen AB Series B..........       3,800         34,792
 *Meda AB Series A......................       5,300         58,464
 *Medivir Series B......................       2,800         16,061
 *Micronic Laser Systems AB.............      13,600         93,013
 *#Modern Times Group AB Series B.......      41,100        466,976
 NCC AB Series B........................      38,200        231,762
 New Wave Group AB Series B.............       9,000         78,927
 Nibe Industrier AB Series B............       2,600         67,399
 Nobel Biocare Holding AG...............      45,460      2,522,394
 *Nolato AB Series B....................      42,840        158,310
 OEM International AB Series B..........       7,100         59,523
 Observer AB............................     137,856        585,466
 Om AB..................................      68,000        483,820
 Orc Software AB........................      10,500        102,506
 *Ortivus AB............................       5,900         14,448
 PEAB AB Series B.......................      62,600        330,769
 Pandox Hotelfastigheter AB.............      20,100        159,641
 *Partnertech AB........................       3,800         12,156
 *Perbio Science AB.....................      29,600        383,659
 *Pergo AB..............................      43,300         80,244
 Poolia AB Series B.....................      18,150         54,658
 *Prevas AB Series B....................      16,000         24,003
 *Pricer AB Series B....................      91,000          8,633
 *Proact It Group AB....................      15,000         32,431
 Proffice AB............................      42,800        123,697
 *Q-Med AB..............................      20,000        201,868
 Rottneros Bruk AB......................     366,600        323,518
 SSAB Swedish Steel Series A............      60,300        701,754
 SSAB Swedish Steel Series B............      17,100        186,744
 Sardus AB..............................       5,700         48,730
 Scandiaconsult AB......................      57,200        265,009
 *Scribona AB Series A..................      40,100         59,274
 *Scribona AB Series B..................      31,700         52,103
 *Semcon AB.............................      18,300         34,923
 *Sigma AB Series B.....................       8,600          9,487
 *Song Network Holding..................         945          5,160
 Sweco AB Series B......................      23,450        150,033
 TV 4 AB Series A.......................       5,800         72,937
 Teleca AB Series B.....................      41,200        161,340
 *Telelogic AB..........................     162,400        154,064
 *Ticket Travel Group AB................       4,500          3,301
 Trelleborg AB Series B.................      65,600        578,908
 WM-Data AB Series B....................     275,800        383,337
 Wallenstam Byggnads AB Series B........      16,700        175,928
 *Wedins Norden AB Series B.............      10,000         13,789
 *Westergyllen AB Series B..............       4,300         18,262
 Whilborg Fastigheter AB Class B........      50,560        429,451
 *Wilh. Sonesson AB Series A Rights
   07/05/02.............................       4,160          5,507
 *Wilh. Sonesson AB Series B Rights
   07/05/02.............................       4,160          5,920
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $19,662,691)....................                 20,501,509
                                                       ------------
                                            SHARES        VALUE+
                                            ------        ------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $36,912).......................               $     37,131
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Pricer AB Free Warrants 10/17/03
   (Cost $0)............................       6,500             72
                                                       ------------
TOTAL -- SWEDEN
  (Cost $19,699,603)....................                 20,538,712
                                                       ------------
GREECE -- (6.1%)
COMMON STOCKS -- (6.1%)
 *A. Cambas Holding & Real Estate SA....      25,650         51,032
 Aegek..................................      63,895        153,817
 Agricultural Life Insurance S.A........      26,349        117,426
 Agrotiki Insurance S.A.................      11,994         75,167
 Aktor S.A..............................      88,970        509,786
 Alcatel Cables Hellas S.A..............       3,003         13,741
 Alfa-Beta Vassilopoulos S.A............      12,732        100,816
 *Alisida S.A...........................       2,160          7,477
 *Allatini Industrial & Commercial Co...      15,370         39,600
 *Alpha Leasing.........................      37,191        199,041
 Alte Technological Co. S.A.............      29,500         34,628
 *Altec Information & Communication
   Systems S.A..........................      80,278        111,801
 Alumil Milonas S.A.....................      22,016         84,099
 Aluminum of Attica S.A.................      83,992         68,513
 *Anek Lines S.A........................      44,641         59,506
 Arcadia Metal Industry C. Rokas S.A....      16,429         75,178
 *Aspis Bank............................      25,864         90,050
 *Aspis Pronia General Insurance S.A....      29,790         40,895
 Athens Medical Center S.A..............      67,184        153,715
 Athens Water & Sewerage Public Co......      53,245        218,222
 Attica Enterprises S.A. Holdings.......     104,174        291,197
 Attica Publications S.A................       9,024         28,726
 Atti-Kat S.A...........................      64,494         59,024
 Autohellas S.A.........................      14,400         70,191
 Avax S.A. Construction Co..............      31,108        420,855
 Babis Vovos S.A........................      28,832        516,260
 Bank of Attica S.A.....................      35,348        164,563
 Bank of Piraeus S.A....................     125,429        788,563
 Benrubi S.A............................       9,221         53,936
 *Biometal Esquimo......................      11,340         19,516
 *Bitros Holdings S.A...................      10,452         24,330
 Chipita S.A............................      29,645        139,192
 Delta Dairy S.A........................      29,667        177,071
 *Dionic SA.............................      10,790         17,496
 EFG Eurobank Ergasias S.A..............       9,481        107,518
 Edrassi C. Psallidas S.A...............      15,554         52,297
 Egnatia Bank S.A.......................      72,397        202,371
 El. D. Mouzakis S.A....................      31,653         67,383
 Elais Oleaginous Production S.A........      10,817        170,229
 Elektrak SA............................      14,040         29,330
 Elmec Sport S.A........................      47,086         72,133
 Esha S.A...............................       3,810         38,052
 *Etba Leasing S.A......................      17,297         35,617
 *Ethniki General Insurance Co..........      30,477        159,470
 *Etma Rayon S.A........................      11,242         14,985
 *Europaiki Techniki....................      13,100         12,119
 Everest S.A............................      22,560         64,857
 *Fanco S.A.............................       4,560         17,328
 Fourlis S.A............................      41,540         50,827
 Frigoglass S.A.........................      32,000         93,588

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 General Construction Co. S.A...........      23,559   $    126,084
 General Commercial and Industry........      24,060         26,088
 General Hellenic Bank..................      26,849        126,598
 Germanos S.A...........................      33,570        364,666
 Gianoussis S.A.........................       2,354         21,684
 *Gnomon Construction S.A...............      23,297         21,089
 Goody's S.A............................      13,020        190,911
 Halkor S.A.............................      72,736        141,817
 *Hatziioannou S.A......................      32,440         46,792
 Hellas Can Packaging Manufacturers
   S.A..................................      24,062        120,638
 *Hellenic Biscuits Co. S.A.............      38,080        175,009
 Hellenic Cables S.A....................      26,908         58,888
 Hellenic Duty Free Shops S.A...........      43,650        273,556
 Hellenic Fabrics S.A...................      10,950         44,442
 Hellenic Sugar Industry S.A............      30,820        171,076
 Hellenic Technodomiki S.A..............     112,376        708,736
 Heracles General Cement Co.............      71,083        585,488
 Heremes S.A Building Enterprises.......       7,006         21,884
 *Hippotour S.A.........................      12,155         24,183
 Hyatt Regency S.A......................      71,400        473,036
 Inform P. Lykos S.A....................      13,790        104,804
 *Intersat S.A..........................      19,392          7,330
 Intertech S.A..........................       6,626         17,533
 Intracom S.A...........................      98,886        558,734
 *Ionian Hotel Enterprises..............      13,404        145,606
 *J Boutaris & Son Holding S.A..........      15,230         26,059
 Kalpinis Simos Steel Service Center....      12,432         38,585
 Karelia Cigarette Co...................       2,160        109,584
 Kathimerini S.A........................      13,250         56,413
 Katselis Sons S.A......................       9,000         39,930
 Kekrops Hotel Touristing Building......       2,244         60,941
 *Keramia-Allatini S.A. Industrielle
   Commerciale & Technique..............       8,640         46,928
 *Klonatex S.A..........................      40,703        122,280
 *Kotsovolos SA.........................       2,872          4,187
 *Lambrakis Press S.A...................      60,020        158,818
 *Lampsa Hotel Co.......................      10,376         70,188
 Lavipharm S.A..........................      39,294         64,887
 Light Metals Industry..................      28,662         53,032
 Loulis Mills S.A.......................       8,362         26,618
 Macedonian Plastics S.A................      18,131         24,349
 Mailis (M.J.) S.A......................      72,434        344,423
 *Maritime Company of Lesvos S.A........      30,753         25,085
 Mesochoritis Bros. Construction Co.....      23,700         18,389
 Metka S.A..............................      10,370         39,406
 Michaniki S.A..........................      81,721        173,155
 Minerva Knitwear.......................       5,140         11,965
 *Minoan Lines S.A......................      60,279         78,552
 Mochlos S.A............................      29,920         24,406
 Mytilineos Holdings S.A................      40,520        116,087
 *N. Levederis S.A......................       8,355          9,059
 N.B.G. Real Estate Development Co......      92,710        296,964
 *Naoussa Spinning Mills S.A............      64,091         98,821
 National Investment Bank for Industrial
   Development..........................      49,919        210,549
 Nikas S.A..............................      17,187         67,704
 Notos Com.Holdings S.A.................      53,644        100,857
 *O. Daring Sain........................       7,760         13,818
 *P.D. Papoutsanis S.A..................      12,950         13,140
 Pantechniki S.A........................     131,562         79,833
 *Pegasus Publishing & Printing S.A.....      37,500         79,457
                                            SHARES        VALUE+
                                            ------        ------
 Petros Petropoulos SA..................       4,000   $     20,771
 *Petzetakis S.A........................      22,560         34,785
 Proodeftiki Technical Co...............      32,257         28,238
 Rilken S.A.............................       1,982         14,590
 *Sanyo Hellas S.A......................      72,363         69,825
 *Sarantis S.A..........................      37,800         91,749
 Sato S.A...............................      28,850         28,125
 Selected Textile Industry Assoc. S.A...      40,590         70,661
 *Sfakianakis S.A.......................      10,390         22,635
 *Sheet Steel S.A.......................      25,850         20,057
 Shelman................................      38,042         57,143
 Silver and Baryte Ores Mining Co.
   S.A..................................      30,141        218,878
 Singular S.A...........................      54,600        181,410
 Spyroy Agricultural House S.A..........      22,258         38,969
 *Stabilton S.A.........................      27,530          6,025
 *Strintzis Shipping Lines S.A..........     105,000        119,074
 Technical Olympic S.A..................     106,250        331,879
 *Technodomi M.Travlos Br. Com. &
   Constr. Co. S.A......................      13,910          8,302
 Terna Tourist Technical & Maritime
   S.A..................................      36,310        137,978
 Themeliodomi...........................      26,262        106,066
 Thrace Plastics Co. S.A................      45,500         76,040
 Tiletipos S.A..........................      31,237        161,582
 Uncle Stathis S.A......................      10,999         59,303
 Unisystems S.A.........................      32,430        112,266
 Veterin................................      12,904         38,766
 Viohalco...............................     104,755        475,183
 *Vioter S.A............................      29,900         51,754
 *Vis Container Manufacturing Co........       4,259         13,303
 Zampa S.A..............................         830         12,946
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $19,671,255)....................                 16,032,978
                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Egnatia Bank S.A.
   (Cost $8,591)........................       3,196          7,567
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Daring Sain Rights 12/05/02...........       7,760             77
 *Egnatia Bank S.A. Rights 01/20/03.....       3,196              0
                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                         77
                                                       ------------
TOTAL -- GREECE
  (Cost $19,679,846)....................                 16,040,622
                                                       ------------
NETHERLANDS -- (5.8%)
COMMON STOCKS -- (5.8%)
 A.I.R. Holdings NV.....................       1,174         30,656
 *#ASM International NV.................      18,100        268,459
 Aalberts Industries NV.................      25,017        350,894
 Accell Group NV........................       5,010         67,530
 *Arcadis NV............................       5,400         46,143
 *Atag Group NV.........................       4,630          1,336
 Athlon Groep NV........................      34,250        317,540
 Batenburg Beheer NV....................       3,000         77,592
 *Begemann Groep NV.....................      11,909         31,394
 *Begemann Groep NV Series B............      13,451          7,226
 *Beter Bed Holding NV..................       2,100         14,728
 Boskalis Westminster NV................      47,991        859,318
 Brunel International NV................       5,200         17,070

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Buhrmann NV............................      49,009   $    227,674
 Creyf's SA.............................      18,064        256,604
 *Creyf's SA Strip VVPR.................      18,064            180
 Delft Instruments NV...................      13,336        156,541
 Draka Holding NV.......................       7,387         87,445
 Econosto NV............................      17,305         39,593
 Eriks Group NV.........................       8,516        218,140
 *Exact Holding NV......................       9,000        114,597
 *Fox Kids Europe NV....................      30,500        119,238
 Gamma Holding NV.......................      15,705        436,658
 Gemeenschappeljk Bezit Crown van Gelder
   NV...................................      12,000        155,184
 *Getronics NV..........................     128,790        119,148
 Geveke NV..............................       9,664        258,121
 Grolsche NV............................      32,100        638,641
 *Grontmij NV...........................         700         12,987
 Hagemeyer NV...........................      24,400        198,548
 Heijmans NV............................       7,877        136,343
 ICT Automatisering NV..................       1,600         10,823
 Internatio-Mueller NV..................      28,645        391,808
 *Ispat International NV................      26,100         63,351
 KLM (Koninklijke Luchtvaart Mij) NV....      17,300        185,862
 Kas-Associatie NV......................      42,888        725,281
 #Koninklijke Bam NV....................      25,037        367,612
 Koninklijke Frans Maas Groep NV........      12,349        242,002
 Koninklijke Nedlloyd NV................      23,472        279,023
 Koninklijke Ten Cate NV................      10,416        271,575
 Koninklijke Ubbink NV..................       1,500         56,702
 Koninklijke Vendex KBB NV..............      34,800        364,180
 Koninklijke Volker Wessels Stevin NV...      12,740        236,231
 *Koninklijke Vopak NV..................      22,100        260,515
 *#Laurus NV............................     212,367        183,793
 MacIntosh NV...........................      15,590        155,860
 NBM-Amstelland NV......................      59,684        256,486
 *NH Hoteles............................      21,703        199,702
 NV Holdingsmij de Telegraaf............      19,400        299,127
 Nederlandsche Apparatenfabriek.........      14,000        181,744
 *New Skies Satellites NV...............      35,200        113,801
 Nutreco Holding NV.....................      12,281        202,187
 Oce NV.................................      32,200        366,761
 Opg Groep NV Series A..................       4,450        151,615
 Petroplus International NV.............       9,550         76,000
 *Randstad Holdings NV..................      42,700        465,118
 Reesink NV.............................       2,050        100,944
 Roto Smeets de Boer NV.................       1,040         18,622
 Rubber Cultuur Maatschappij Amsterdam
   NV...................................      40,800         94,161
 *SNT Groep NV..........................       2,800         30,639
 Samas-Groep NV, Zaandam................      24,184        121,490
 Schuitema NV, Amersfoort...............      34,200        443,975
 *Schuttersveld NV......................      21,454        141,282
 *Semiconductor Industries NV...........       8,500         41,178
 Sligro Beheer NV.......................       2,222         87,641
 Smit International NV..................      19,643        375,954
 Stork NV...............................      12,200         73,666
 *Textielgroep Twenthe NV...............       1,000          2,487
 Twentsche Kabel Holding NV.............      18,244        178,037
 Unique International NV................      11,430        138,716
 *Univar NV.............................       7,050         35,767
 Van Der Mollen Holding NV..............      57,660      1,326,124
 Vedior NV..............................      32,300        255,441
 *#Versatel Telecom International NV....      91,300         25,430
                                            SHARES        VALUE+
                                            ------        ------
 *Vredestein NV.........................      15,514   $     57,873
 Wegener Arcade NV .....................      70,830        317,067
                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $13,885,768)....................                 15,239,181
                                                       ------------
FINLAND -- (5.0%)
COMMON STOCKS -- (5.0%)
 *4F-Secure Corp........................      71,539         65,472
 Alandsbanken AB Series B...............       1,700         27,227
 *Aldata Solutions Oyj..................      32,822         31,997
 #Alma Media Oyj........................       3,134         59,234
 Amer-Yhtymae Oyj Series A..............      17,020        553,303
 *Aspocomp Group P.L.C..................      12,738         89,333
 *Benefon Oy............................       1,900          1,550
 Capman Oyj Series B....................      12,485         19,623
 #Comptel Oyj...........................      53,527         71,351
 Eimo Oyj...............................      32,700         41,962
 *Elcoteq Network Corp..................      10,210        114,668
 *Elisa Communications Corp.............      74,525        496,705
 *Eq Online Oyj.........................       7,100         11,866
 *Evox Rifa Group Oyj...................      51,210          3,566
 Finnair Oyj............................      77,910        310,009
 Finnlines Oyj..........................      30,280        617,492
 *Finvest Oyj...........................      51,210          7,132
 Fiskars Oy AB Series A.................      13,730        111,314
 HK Ruokatalo Oy Series A...............      11,400         60,898
 Huhtamaki Van Leer Oyj.................      51,600        474,803
 Instrumentarium Oyj....................      54,400      1,515,230
 J.W. Suominen Yhtyma Oy................      11,970         68,467
 #Jaakko Poyry Group Oyj................       3,700         51,529
 *Jippii Group Oyj......................      18,360          6,027
 *Jot Automation Group Oyj..............      83,777         29,169
 KCI Konecranes International Oyj.......      13,800        313,680
 Kemira Oyj.............................     118,400        777,351
 Kesko Oyj..............................      32,060        374,734
 Kone Corp..............................      14,940        426,534
 Laennen Tehtaat Oy.....................       3,930         38,312
 #Lassila & Tikanoja Oyj................      11,970        176,824
 Lemminkainen Oy........................      13,100        211,110
 M-real Oyj Series B....................      24,200        196,198
 Martela Oy.............................         530          9,490
 Metsaemarkka Oyj Series B..............         700          3,969
 New Kyro Corp. Oyj.....................      36,470        219,489
 Nokian Renkaat Oyj.....................       9,700        308,969
 Nordic Aluminium Oy....................       1,900         11,907
 #Novo Group Oyj........................      31,600         80,787
 #Okobank Class A.......................      31,940        467,061
 Olvi Oyj Series A......................         410          8,361
 Orion-Yhtyma Oyj Series B..............      12,700        256,461
 #Outokumpu Oyj Series A................      21,100        204,649
 Oy Stockmann AB Series B...............      24,300        317,873
 PK Cables Oyj..........................       4,760         35,987
 Partek Oyj.............................       9,870        150,221
 #Perlos P.L.C. Warrants 04/04/04.......      25,732        183,021
 Pohjola Group P.L.C. Series D..........      27,415        409,073
 *Pohjola Series C......................         115              0
 *Polar Real Estate Corp. Series K......     126,010         66,436
 Ponsse Oyj.............................       4,900         50,206
 #Raisio Group P.L.C. Series V..........     118,423        137,830
 Rakentajain Koneuvokrammo Oy...........       5,700         29,768
 Rapala VMC Oyj.........................      20,000         78,388
 Rautaruukki Oyj Series K...............      74,910        253,361

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Rocla Oy...............................       1,300   $      8,470
 Sampo Insurance Co., Ltd...............         810          6,156
 Sponda Oyj.............................      40,577        222,006
 Stockmann Oyj AB.......................       8,700        115,970
 *Stonesoft Corp........................      11,279          7,069
 Talentum Oyj...........................      18,300         55,523
 Tamro Oyj..............................     105,620        388,749
 *Tecnomen Holding Oyj..................      36,470         23,581
 Teleste Corp. Oyi......................       4,518         16,944
 Uponor Oyj Series A....................      32,500        604,570
 #Vaisala Oy Series A...................      12,650        270,678
 #Viking Line AB........................       3,240         77,353
 Wartsila Corp. Oyj Series B............      23,710        281,852
 #Yit-Yhtymae Oyj.......................      26,854        454,129
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $12,215,928)....................                 13,171,027
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Outokumpu Rights 12/17/02
   (Cost $0)............................      21,100              0
                                                       ------------
TOTAL -- FINLAND
  (Cost $12,215,928)....................                 13,171,027
                                                       ------------
NORWAY -- (4.2%)
COMMON STOCKS -- (4.1%)
 Aktiv Kapital ASA......................      32,350        203,197
 Arendals Fosse Kompani ASA.............         100          4,786
 *Avantor Financial Corp................      13,270         81,539
 Awilco ASA Series A....................      50,950        105,748
 Bergesen Dy ASA Series A...............      28,700        552,567
 *Blom ASA..............................       7,970          2,177
 Bonheur ASA............................       9,800        103,039
 *C. Tybring-Gjedde ASA.................      49,104          3,688
 *Choice Hotel Scandinavia ASA..........      27,740         65,908
 *Corrocean ASA.........................      19,321          8,442
 *Den Norske Oljeselkapet...............      48,420        105,125
 *Dof Asa...............................      46,060         59,120
 *#Dsnd Group...........................      65,730        155,272
 *EDB Elektronisk Data Behandling ASA...      98,717        269,592
 Ekornes ASA............................      37,490        455,606
 *#Eltek ASA............................      22,995         97,337
 #Farstad Shipping ASA..................      41,190        236,225
 *Fred Olsen Energy ASA.................      56,600        115,156
 Ganger Rolf ASA........................       5,490         55,474
 *Gresvig ASA...........................       4,590         14,541
 Hafslund ASA...........................      58,700        224,430
 *Home Invest ASA.......................      15,077         14,411
 Hydralift AS...........................      34,340        248,519
 *Industrifinans Naeringseiendom ASA....       7,582          6,057
 *#Infocus Corp.........................      10,455         82,801
 *Kenor ASA.............................     120,758         59,361
 *Kongsberg Gruppen ASA.................      32,600        436,242
 *#Kvaerner ASA.........................     974,581        565,576
 *Kverneland ASA........................      13,460        161,738
 Leif Hoegh & Co. ASA...................      31,175        357,577
 *Merkantildata ASA.....................     188,921        144,462
 *Natural...............................       6,694         35,648
 *Nera ASA..............................     134,553        174,543
 *Nordic Vlsi...........................       5,000         16,044
 Nordlandsbanken ASA....................      32,420        123,510
 *#Ocean Rig ASA........................     178,476         25,345
                                            SHARES        VALUE+
                                            ------        ------
 #Odfjell ASA Series A..................      18,310   $    265,020
 Olav Thon Eiendomsselskap ASA..........       8,320        234,032
 *Pan Fish ASA..........................     160,175         18,372
 *#Petroleum Geo Services ASA...........      35,100         12,461
 *Prosafe ASA...........................      36,930        494,185
 Rieber and Son ASA Series A............      35,804        229,781
 Schibsted ASA..........................      75,460        762,488
 *Sensonor ASA..........................      82,404         26,330
 *Sinvest ASA...........................     226,234          2,780
 Smedvig ASA Series A...................      57,680        307,167
 *Software Innovation ASA...............      13,423         31,159
 Solstad Offshore ASA...................      33,600        160,580
 *Steen and Stroem ASA..................      19,512        239,789
 *Stento Asa............................       1,225          6,691
 *Storebrand ASA........................     183,330        771,025
 *Tandberg ASA Series A.................      70,480        972,012
 *Tandberg Data ASA.....................      35,250         11,311
 *Tandberg Television ASA...............      47,030         43,668
 *#Tgs-Nopec Geophysical Co. ASA........      26,910        203,935
 *Unit 4 Agresso NV.....................       4,620         43,529
 Veidekke ASA...........................      15,936         97,921
 Visual Management Applications ASA.....      33,993        222,800
 Wilhelmshaven (Wilhelm), Ltd. ASA......      20,200        275,826
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $13,733,444)....................                 10,803,665
                                                       ------------

                                             FACE
                                           AMOUNT@
                                           -------
                                            (000)
BONDS -- (0.1%)
 **Aker RGI Holding ASA
   8.96%, 12/5/02
   (Cost $297,547)......................       2,010        212,728
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $6,287)........................                      6,273
                                                       ------------

                                            SHARES
                                            ------
RIGHTS/WARRANTS -- (0.0%)
 *Sensonor ASA Rights 12/11/02
   (Cost $0)............................      82,404            900
                                                       ------------
TOTAL -- NORWAY
  (Cost $14,037,278)....................                 11,023,566
                                                       ------------
DENMARK -- (4.1%)
COMMON STOCKS -- (4.1%)
 AS Dampskibsselsk Torm.................      16,190        113,860
 Aarhus Oliefabrik A.S. Aeries A........       3,840        153,289
 *Alm. Brand A.S........................      14,395        134,981
 Amagerbanken A.S.......................       1,640        113,140
 Amtssparekassen Fyn A.S................       1,478         95,628
 Bang & Olufsen Holding A.S.
   Series B.............................      11,767        255,355
 Brodrene Hartmann A.S. Series B........       5,865         94,279
 Bryggerigruppen A.S....................       5,590        147,517
 Christian Hansen Holding A.S.
   Series B.............................       8,280        293,928
 *Codan A.S.............................      43,400        624,975
 Coloplast A.S. Series B................       4,374        280,952
 D'Hooge Schouw NV......................       7,850        123,033
 DFDS A.S., Copenhagen..................       7,680        143,001

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Dalhoff, Larsen & Hornemann A.S.
   Series B.............................         670   $     13,642
 Danske Traelastkompagni A.S............      28,340        459,356
 *Danware...............................       2,419         38,885
 *East Asiatic Co., Ltd.................      20,553        457,033
 *Edb Gruppen A.S.......................       3,230         43,268
 *FLS Industries........................      54,980        412,437
 *Fimiston Resources & Technology
   Ltd..................................         400          3,751
 Fluegger A.S. Series B.................       1,638         43,445
 *Foras Holding A.S. Series A...........       7,082         42,501
 *Forstaedernes Bank....................       3,007         77,742
 *Glunz & Jensen A.S....................       1,470         15,753
 *#Gn Great Nordic A.S..................     210,980        652,856
 Henriksen Og Henriksen Holding A.S.
   Series B.............................         770         72,203
 Hoejgaard Holding A.S. Series B........       2,500         60,281
 *I-Data International A.S..............       2,327          1,403
 *IC Co. A.S............................       3,510         12,460
 *Incentive A.S.........................       3,575          5,507
 *Junckers (F.) Industrier A.S..........         860          8,064
 *Jyske Bank A.S........................      37,760        948,413
 Kjobenhavns Sommer Tivoli A.S..........         190         31,815
 Koebenhavns Lufthavne..................       8,730        608,110
 *Korn-Og Foderstof Kompagnet A.S.......       8,498        182,138
 *NTR Holdings A.S......................       1,130          4,238
 Naestved Diskontobanken................         345         30,386
 *#Neg Micon A.S........................      23,698        411,098
 *Neurosearch A.S.......................       6,650         46,322
 Nordiske Kabel-Og Traadfabrikker
   Holding A.S..........................      22,495        195,868
 Nordvestbank...........................         250         28,131
 Per Aarsleff A.S. Series B.............       1,545         37,253
 *Pharmexa A.S..........................       3,235         17,984
 Radiometer A.S. Series B...............       7,393        298,093
 *Ringkjobing Landbobank................         850         81,982
 Rockwool, Ltd..........................       3,820         46,566
 Sanistal A.S. Series B.................         936         27,584
 *Sas Danmark A.S.......................      34,300        225,141
 Satair A.S.............................       1,350         21,717
 *Simcorp A.S...........................       4,222         98,974
 Sjaelso Gruppen A.S....................       1,719         55,265
 *Sondagsavisen A.S.....................      17,601         68,375
 Spar Nord Holding......................       4,973        217,837
 Sparkasse Regensburg...................      19,440        445,304
 Sydbank A.S............................       7,192        461,477
 TK Development.........................      12,478         83,576
 *Thrane and Thra.......................       2,886         46,005
 *Topdanmark A.S........................      28,300        693,748
 VT Holdings Shares B...................       3,130         95,597
 *Wessel & Vett Magasin du Nord A.S.
   Series C.............................       2,102         72,084
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $12,690,143)....................                 10,575,606
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $47,580).......................                     47,866
                                                       ------------
TOTAL -- DENMARK
  (Cost $12,737,723)....................                 10,623,472
                                                       ------------
                                            SHARES        VALUE+
                                            ------        ------
BELGIUM -- (4.1%)
COMMON STOCKS -- (4.1%)
 *Abfin SA..............................       2,560   $          0
 Ackermans & Van Haaren SA..............      13,730        239,018
 *Afrifina..............................       3,480        146,468
 *Arinso International NV...............       4,360         32,529
 BMT NV.................................       2,040        144,082
 Banque Nationale de Belgique...........         710      1,914,032
 Barco (New) NV.........................       5,120        249,567
 Bekaert SA.............................       9,070        376,962
 Brantano NV............................       1,100         32,718
 CFE (Compagnie Francois
   d'Entreprises).......................       2,080        400,374
 Carrieres Unies Porphyre...............          20         21,885
 Cie Martime Belge SA...................       3,080        147,066
 Cofinimmo SA...........................       4,763        459,594
 Commerciale de Brasserie SA COBRHA.....         115         47,018
 D'Ieteren SA...........................       2,260        310,248
 Deceuninck SA..........................      63,700      1,172,284
 Engrais Rosier SA......................         655         42,417
 Floridienne NV.........................       2,033         97,073
 *Glaces de Moustier-sur-Sambre SA......      13,370        266,001
 *Immobel (Cie Immobiliere de Belgique
   SA)..................................       4,600        168,623
 *Intercomfina SA.......................      11,000            109
 *Ion Beam Application SA...............      10,850         63,248
 *Kinepolis Group NV....................       2,070         18,903
 Koramic Building Products SA...........       5,510        115,105
 Metiers Automatiques Picanol...........         403        280,624
 *Mobistar SA...........................      25,670        603,664
 Omega Pharma SA........................      12,120        367,726
 Ontex NV...............................       3,770        336,400
 *Papeteries de Catala SA...............         315         29,768
 Plantations Nord-Sumatra SA............         650         97,701
 *Real Software SA......................      10,280         16,464
 Recticel SA............................      11,360        108,485
 Resilux NV.............................         700         44,566
 Roularta Media Groep...................       3,860         86,780
 *SA Finspa Bonus Shares................         325          1,920
 *SIPEF (Societe Internationale de
   Plantations & de Finance), Anvers....       1,545        135,249
 *Sait Radioholland.....................       6,088         39,971
 Sapec SA...............................       3,635        124,751
 *Sapec SA VVPR.........................          75             42
 Sioen Industries.......................      10,350         77,219
 Societe Belge Des Betons SA............       8,500        279,032
 Solvus SA..............................      20,280        121,043
 *Solvus SA Interim Strip VVPR..........         112              1
 *Spector Photo Group SA................       3,688         39,439
 *Systemat SA...........................       2,450         12,795
 #Telindus Group SA.....................      17,240         77,003
 Ter Beke NV............................       2,281         92,147
 Tessenderlo Chemie.....................      13,830        396,908
 UNIBRA.................................       1,600        111,414
 Union Miniere SA.......................       9,130        380,000
 VPK Packaging Group SA.................       5,525        126,410
 Van de Velde NV........................       1,170         90,201
 Warehouses de Pauw Sicafi..............       2,790         75,768
                                                       ------------
TOTAL -- BELGIUM
  (Cost $9,366,320).....................                 10,618,815
                                                       ------------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
AUSTRIA -- (3.1%)
COMMON STOCKS -- (3.1%)
 Allgemeine Sparkasse Baugesellschaft...         670   $     65,670
 *Austria Email AG......................         715          1,259
 Austria Haustechnik AG.................       3,826         79,545
 *Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft......      27,880        195,525
 #BBAG Oesterreichische Brau-
   Beteiligungs AG......................       7,984        481,299
 BWT AG.................................      13,530        125,171
 Bank Fuer Kaernten und Steiermark AG...         520         48,547
 Bau Holding AG.........................       4,980        227,881
 Bohler Uddeholm AG.....................       9,020        401,533
 Brau Union Goess-Reinighaus AG.........      10,720        540,233
 *#Ca Immobilien Invest AG..............      18,153        323,419
 Constantia-Iso Holding AG..............      15,000         92,364
 Constantia-Verpackungen AG.............       6,000         54,911
 Flughafen Wien AG......................      14,792        489,996
 *#Immofinanz Immobilien Anlagen AG.....     126,142        722,776
 Jenbacher AG...........................       7,860        133,703
 Lenzing AG.............................       3,424        266,356
 Manner (Josef) & Co. AG................         870         18,477
 Mayr-Melnhof Karton AG.................       9,840        698,019
 Oberbank AG............................       3,555        240,475
 Palfinger AG...........................       7,610        122,637
 *Readymix Kies-Union AG................         500         23,874
 *Rhi AG, Wien..........................      18,559        120,002
 Rosenbauer International AG............         850         21,139
 *#Sparkassen Immobilien................      24,880        178,199
 Ubm Realitaetenentwicklung AG..........         360         23,636
 Uniqa Versicherungen AG................      79,223        634,408
 Va Technologie AG......................      11,400        181,446
 Voest-Alpine Stahl AG..................      30,095        766,401
 *Waagner Biro Binder Beteiligungs AG...       1,430              0
 Wienerberger AG........................      57,030        871,397
 *Wolford AG............................       4,100         42,539
                                                       ------------
TOTAL -- AUSTRIA
  (Cost $8,642,890).....................                  8,192,837
                                                       ------------
IRELAND -- (2.8%)
COMMON STOCKS -- (2.8%)
 Abbey P.L.C............................      19,319         89,363
 Anglo Irish Bank Corp. P.L.C...........     200,833      1,378,497
 *Arcon International Resources P.L.C...     143,750          5,720
 Ardagh P.L.C...........................      14,262         17,025
 Arnotts P.L.C..........................      12,322        118,898
 *Barlo Group P.L.C.....................     115,775         24,186
 DCC P.L.C..............................      61,697        635,223
 *Dragon Oil P.L.C......................     104,167         20,724
 *Dunloe Ewart P.L.C....................     235,918        112,648
 *Elan Corp. P.L.C......................     154,046        398,424
 Fyffes P.L.C...........................     241,712        322,199
 Glanbia P.L.C..........................     204,759        321,826
 *Grafton Group P.L.C...................     125,748        456,579
 Greencore Group P.L.C..................     142,544        378,601
                                            SHARES        VALUE+
                                            ------        ------
 Heiton Holdings P.L.C..................      33,002   $     72,224
 IAWS Group P.L.C.......................      86,078        680,739
 IFG Group P.L.C........................      37,599         18,327
 *ITG Group P.L.C.......................      18,328         41,934
 IWP International P.L.C................      39,611         16,944
 Independent News & Media P.L.C.........     406,739        594,778
 *Iona Technologies P.L.C...............      14,281         46,881
 Irish Continental Group P.L.C..........      18,872        126,719
 Jurys Hotel Group P.L.C................      43,861        308,911
 Kerry Group P.L.C......................      10,812        139,821
 Kingspan Group P.L.C...................     114,417        207,149
 Readymix P.L.C.........................      62,281         80,542
 *Riverdeep Group P.L.C.................     139,623        222,228
 Ryan Hotels P.L.C......................      43,787         27,441
 United Drug P.L.C......................      20,130        240,296
 Waterford Wedgwood P.L.C...............     530,812        300,980
                                                       ------------
TOTAL -- IRELAND
  (Cost $7,381,774).....................                  7,405,827
                                                       ------------
EMU -- (0.2%)
INVESTMENT IN CURRENCY -- (0.2%)
 *Euro Currency
   (Cost $549,479)......................                    557,062
                                                       ------------
UNITED KINGDOM -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Tullow Oil P.L.C......................     212,968        286,644
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $1,658)........................                      1,811
                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $194,612).......................                    288,455
                                                       ------------

                                             FACE
                                            AMOUNT
                                            ------
                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (0.8%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $2,035,000 FMC
   Discount Notes 1.37%, 07/30/03,
   valued at $2,014,650) to be
   repurchased at $1,984,200
   (Cost $1,984,000)....................  $    1,984      1,984,000
                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $264,603,171)++.................               $262,621,156
                                                       ============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
 ** Rate shown is the rate as of November 30, 2002, and maturity shown is the next interest readjustment date.
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $264,650,823.
  @  Denominated in local currency or the Euro.

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                             SHARES          VALUE+
                                             ------          ------
TURKEY -- (11.4%)
COMMON STOCKS -- (11.4%)
 *Akbank................................  1,185,341,391   $  4,929,293
 *Anadolu Efes Biracilik ve Malt Sanayi
   A.S..................................     80,998,584      1,552,604
 *Arcelik A.S...........................    475,587,435      4,944,377
 Aygaz..................................    179,999,520      1,345,025
 *BSH Profilo Elektrikli Gerecler
   Sanayii A.S..........................      4,725,086         90,572
 *Dogan Sirketler Grubu Holdings A.S....    352,029,978        440,323
 *Dogan Yayin Holding...................    112,953,480        223,852
 Enka Insaat Ve Sanayi A.S..............     83,056,850      2,590,466
 *Eregli Demir ve Celik Fabrikalari Turk
   A.S..................................    145,031,000      2,049,658
 *Ford Otomotiv Sanayi A.S..............    180,747,500      2,202,088
 *Hurriyet Gazette......................    197,308,947        705,132
 *Koc Holding A.S.......................    296,735,974      4,241,838
 Migros Turk A.S........................     30,018,025      1,950,488
 Tat Konserve...........................              7              0
 *Tofas Turk Otomobil Fabrikasi A.S.....    557,412,222      1,539,312
 Tupras-Turkiye Petrol Rafineleri A.S...    250,447,950      1,708,708
 *Turk Sise ve Cam Fabrikalari A.S......    202,437,924        299,250
 *Turkiye Garanti Bankasi A.S...........  1,492,388,511      2,763,681
 *Turkiye Is Bankasi A.S. Series C......    910,733,850      3,668,972
 *Vestel Elektronik Sanayi Ticaret
   A.S..................................    179,241,000        512,450
 *Yapi ve Kredi Bankasi A.S.............  1,232,184,338      1,361,087
                                                          ------------
TOTAL -- TURKEY
  (Cost $27,220,681)....................                    39,119,176
                                                          ------------
SOUTH KOREA -- (10.2%)
COMMON STOCKS -- (10.2%)
 *Cho Hung Bank Co., Ltd................        135,810        530,881
 *Daewoo Securities Co., Ltd............         56,445        244,692
 *Hyundai Heavy Industries Co., Ltd.....         11,960        210,258
 Hyundai Motor Co., Ltd.................         95,919      2,785,321
 Hyundai Securities Co., Ltd............         49,011        278,557
 Kookmin Bank...........................        139,085      5,287,243
 *Koram Bank, Ltd.......................         32,610        239,837
 Korea Electric Power Corp..............        128,020      2,075,857
 Korea Gas..............................         15,450        309,320
 Korea Mobile Telecommunications
   Corp.................................          1,670        343,326
 LG Chemical Investment, Ltd............         37,347        261,081
 LG Chemical, Ltd.......................         28,206      1,029,067
 LG Electronics, Inc....................         40,666        504,645
 LG Securities Co., Ltd.................         16,100        235,090
 POSCO..................................          6,110        629,324
 S-Oil Corp.............................         49,290        770,698
 S1 Corp................................         16,638        299,381
 SK Corp., Ltd..........................         55,584        703,566
 Samsung Corp...........................         31,080        200,558
 Samsung Electro-Mechanics Co., Ltd.....         32,707      1,471,984
 Samsung Electronics Co., Ltd...........         36,128     11,566,937
 Samsung Fire and Marine Insurance,
   Ltd..................................         21,719      1,331,440
 Samsung SDI Co., Ltd...................         20,352      1,473,257
                                             SHARES          VALUE+
                                             ------          ------
 Shinhan Financial Group Co., Ltd.......        151,242   $  1,776,741
 Shinsegae Co., Ltd.....................          2,800        447,073
                                                          ------------
TOTAL -- SOUTH KOREA
  (Cost $12,421,874)....................                    35,006,134
                                                          ------------
ISRAEL -- (8.0%)
COMMON STOCKS -- (8.0%)
 Africa-Israel Investments, Ltd.........          2,840        263,714
 Africa-Israel Investments, Ltd.........            155        132,390
 Agis Industries (1983), Ltd............         21,736        204,874
 American Israeli Paper Mills, Ltd......          3,291        108,614
 *Bank Hapoalim, Ltd....................      1,416,140      2,236,331
 *Bank Leumi Le-Israel..................      1,628,469      1,933,982
 *Bezek, Ltd............................      2,464,114      2,624,748
 Blue Square Chain Stores Properties
   Investment...........................         46,103        421,454
 *Blue Square Israel, Ltd...............         16,186        141,697
 *CLAL Industries, Ltd..................        206,838        702,662
 CLAL Insurance, Ltd....................         65,284        846,950
 *Delek Group, Ltd......................          4,584        278,117
 *Discount Investment Corp..............         15,100        324,871
 *Elbit Medical Imaging.................         17,319        100,121
 Elbit Systems, Ltd.....................         39,819        664,792
 Elite Industries, Ltd..................          5,700        160,282
 *Elron Electronic Industries, Ltd......         27,495        201,246
 *First International Bank of Israel....         48,660        161,118
 *First International Bank of Israel,
   Ltd..................................        347,200        265,181
 *IDB Bankholding Corp., Ltd............         36,578        685,452
 *IDB Development Corp., Ltd.
   Series A.............................         72,515      1,315,193
 Industrial Building Corp., Ltd.........        277,150        213,646
 Israel Chemicals, Ltd..................      1,570,726      1,801,198
 *Israel Corp. Series A.................          5,500        555,088
 *Koor Industries, Ltd..................         25,970        358,719
 M.A.Industries, Ltd....................        386,061        663,646
 *Matav Cable Israel....................         19,027        111,960
 Migdal Insurance Holdings..............        609,807        565,200
 Osem Investment, Ltd...................        103,443        678,121
 Property and Building Corp., Ltd.......          3,973        208,053
 Super-Sol, Ltd. Series B...............        210,226        440,534
 Teva Pharmaceutical Industries, Ltd....         98,020      7,760,620
 *United Mizrahi Bank, Ltd..............        155,432        372,194
                                                          ------------
TOTAL -- ISRAEL
  (Cost $23,421,534)....................                    27,502,768
                                                          ------------
INDONESIA -- (8.0%)
COMMON STOCKS -- (8.0%)
 *PT Astra International Tbk............      2,976,000        828,739
 *PT Bank Lippo Tbk.....................     32,812,000        127,922
 PT Bimantara Citra.....................        589,000        164,021
 PT Gudang Garam Tbk....................      4,695,500      4,001,178
 PT Hanjaya Mandala Sampoerna Tbk.......     13,377,500      4,731,113
 *PT Indocement Tunggal Prakarsa........      3,090,000        240,936
 PT Indofood Sukses Makmur Tbk..........     11,716,400        750,424
 PT Indosat (Persero) Tbk...............      2,993,500      2,784,263
 *PT Lippo Land Development Tbk.........        166,500         10,664
 PT Makindo Tbk.........................      2,236,500        376,798
 PT Medco Energi International Tbk......      9,514,000      1,165,737
 *PT Panasia Indosyntec Tbk.............         75,100          1,861

THE EMERGING MARKETS SERIES
CONTINUED

                                             SHARES          VALUE+
                                             ------          ------
 PT Ramayana Lestari Sentosa Tbk........      4,004,000   $  1,081,560
 *PT Sari Husada Tbk....................         13,793         16,516
 PT Semen Gresik Tbk....................      1,739,502      1,404,777
 PT Telekomunikasi Indonesia (Persero)
   Series B.............................     18,576,820      7,345,888
 PT Unilever Indonesia Tbk..............      1,206,500      2,412,328
                                                          ------------
TOTAL -- INDONESIA
  (Cost $40,436,609)....................                    27,444,725
                                                          ------------
MALAYSIA -- (8.0%)
COMMON STOCKS -- (8.0%)
 AMMB Holdings Berhad...................        240,362        247,952
 *Aokam Perdana Berhad..................            333              5
 Berjaya Sports Toto Berhad.............        259,000        212,653
 British American Tobacco Berhad........        167,000      1,549,145
 *Celcom (Malaysia) Berhad..............        528,000        333,474
 Commerce Asset Holding Berhad..........        706,000        561,084
 *Digi.Com Berhad.......................         68,862         48,566
 Gamuda Berhad..........................        183,000        264,868
 Genting Berhad.........................        341,000      1,193,500
 Golden Hope Plantations Berhad.........        632,000        490,632
 Hong Leong Bank Berhad.................        523,250        638,916
 Hong Leong Credit Berhad...............        584,429        618,264
 IOI Corp. Berhad.......................        529,000        800,461
 Kuala Lumpur Kepong Berhad.............        412,500        673,026
 *MBF Holdings Berhad...................        141,000          7,607
 Magnum Corp. Berhad....................        937,500        542,763
 Malakoff Berhad........................        468,000        495,095
 Malayan Banking Berhad.................      1,369,500      2,612,862
 Malayan Cement Berhad..................        661,000        133,939
 *Malaysian Airlines System Berhad......        298,000        232,126
 Malaysian International Shipping Corp.
   (Foreign)............................        181,666        320,306
 Malaysian Pacific Industries...........         84,000        294,000
 Nestle (Malaysia) Berhad...............        146,000        745,368
 Oyl Industries Berhad..................         74,000        393,368
 Palmco Holdings Berhad.................         22,041         20,881
 Perusahaan Otomobil Nasional Berhad....        338,000        693,789
 Petronas Dagangan Berhad...............        147,000        210,829
 Petronas Gas Berhad....................      1,065,000      1,751,645
 Public Bank Berhad (Foreign)...........      2,173,922      1,384,445
 RHB Capital Berhad.....................      1,104,000        461,937
 Resorts World Berhad...................        681,000      1,621,855
 *Silverstone Berhad....................          9,240              0
 Sime Darby Berhad (Malaysia)...........      1,208,800      1,558,716
 Southern Bank Berhad...................         48,440         24,857
 Southern Bank Berhad (Foreign).........        143,437         68,699
 Telekom Malaysia Berhad................      1,379,000      2,612,842
 Tenaga Nasional Berhad.................      1,222,000      2,829,895
 YTL Corp. Berhad.......................        931,362        779,403
                                                          ------------
TOTAL COMMON STOCKS
  (Cost $32,467,300)....................                    27,429,773
                                                          ------------
RIGHTS/WARRANTS -- (0.0%)
 *Commerce Asset Holding Berhad Rights
   12/18/02
   (Cost $0)............................         88,250              0
                                                          ------------
TOTAL -- MALAYSIA
  (Cost $32,467,300)....................                    27,429,773
                                                          ------------
                                             SHARES          VALUE+
                                             ------          ------
TAIWAN -- (7.8%)
COMMON STOCKS -- (7.7%)
 *Accton Technology Corp................         89,975   $    108,497
 Acer, Inc..............................        414,001        370,854
 *Advanced Semiconductor Engineering,
   Inc..................................        585,000        384,625
 Advantech Co., Ltd.....................         51,200         94,815
 Ambit Microsystems Corp................         55,320        191,388
 Amtran Technology Co., Ltd.............         56,000         62,705
 *Arima Computer Corp...................        178,800         67,762
 Asia Cement Corp.......................        326,000        121,209
 *Askey Computer Co., Ltd...............         56,000         63,026
 Asustek Computer, Inc..................        359,000        731,811
 *Au Optronics Corp.....................        715,000        480,362
 *Benq Corp.............................        298,000        393,569
 CMC Magnetics Corp.....................        467,400        210,686
 *Cathay Real Estate Development Co.,
   Ltd..................................        109,000         24,723
 Chang Hwa Commercial Bank..............        621,760        287,405
 Cheng Shin Rubber Industry Co., Ltd....        158,980        182,578
 Cheng Uei Precision Industry Co.,
   Ltd..................................         35,650         78,813
 *Chicony Electronics Co., Ltd..........         39,000         50,388
 China Airlines.........................        456,890        196,766
 China Motor Co., Ltd...................        225,125        336,104
 China Steel Corp.......................      1,668,120        924,338
 *Chungwa Picture Tubes Co., Ltd........      1,008,000        377,674
 Compal Electronics.....................        458,400        505,385
 *Compeq Manufacturing Co., Ltd.........        131,300         97,259
 *Cosmos Bank Taiwan....................        252,000         86,098
 D-Link Corp............................         82,100         77,079
 Delta Electronics Industrial Co.,
   Ltd..................................        249,550        324,565
 *E Sun Financi.........................        444,000        147,872
 Elitegroup Computer Systems Co.,
   Ltd..................................         77,500        154,644
 Eternal Chemical Co., Ltd..............         93,000         61,413
 *Eva Airways Corp......................        396,000        169,406
 Evergreen Marine Corp., Ltd............        378,120        159,585
 Far East Textile, Ltd..................        614,000        227,407
 First Commercial Bank..................        687,000        435,909
 Formosa Chemicals & Fiber Co., Ltd.....        751,640        733,728
 Formosa Plastics Corp..................        815,720      1,009,403
 Formosa Taffeta Co., Ltd...............        236,120         95,248
 Fu Sheng Industria.....................         80,000        101,062
 *Fubon Financi.........................        419,000        330,821
 *Fuh-Hwa Financial Holding Co., Ltd....        474,000        128,605
 Giga-Byte Technology Co., Ltd..........         84,000        138,674
 *Grand Commercial Bank.................        256,000         60,637
 Hon Hai Precision Industry Co., Ltd....        343,450      1,286,828
 Hotai Motor Co., Ltd...................         87,000         71,938
 *International Bank of Taipei..........        306,783        131,239
 International Commercial Bank of
   China................................        372,300        224,470
 Inventec Corp..........................        329,600        199,671
 Kinpo Electronics, Inc.................        172,000         97,284
 *Lite-On Technology Corp...............         67,592         91,209
 *Macronix International Co., Ltd.......        663,500        264,790
 Media Tek, Inc.........................         82,400        690,807
 *Micro-Star International..............        100,000        195,234
 Mitac International Corp...............        166,000         68,630
 *Mosel Vitelic Inc. Co., Ltd...........        518,000         93,695
 Nan Ya Plastic Corp....................      1,122,600        992,709

THE EMERGING MARKETS SERIES
CONTINUED

                                             SHARES          VALUE+
                                             ------          ------
 *Nanya Technology Co., Ltd.............        539,796   $    387,450
 Nien Hsing Textile Co., Ltd............         95,000         82,099
 *Pacific Electric Wire & Cable Corp....        233,200         19,751
 Pihsiang Machinery Mfg. Co., Ltd.......         31,200         94,953
 *Pou Chen Corp.........................        293,405        250,190
 Premier Image Technology Corp..........         78,000        127,649
 President Chain Store Corp.............        138,424        212,624
 Quanta Computer, Inc...................        443,050        877,704
 Realtek Semiconductor Corp.............         94,100        279,625
 Ritek Corp.............................        376,750        187,131
 *Shin Kong Fin.........................        436,000        102,021
 *Silicon Integrated Systems Corp.......        171,000        117,829
 *Siliconware Precision Industries Co.,
   Ltd..................................        339,000        191,740
 Sunplus Technology Co., Ltd............        124,500        275,237
 Synnex Tech International Corp.........        118,000        186,334
 *Systex Corp., Ltd.....................        145,000         77,017
 Taipei Bank............................         70,720         60,507
 *Taishin Financial Holdings Co.,
   Ltd..................................        414,000        191,369
 *Taiwan Business Bank..................        508,000         84,594
 *Taiwan Cement Corp....................        390,880        117,275
 Taiwan Glass Ind. Corp.................        191,000        120,643
 *Taiwan Semiconductor Manufacturing
   Co., Ltd.............................      2,173,000      3,150,631
 *Taiwan Styrene Monomer Corp...........         77,000         68,975
 *Tatung Co., Ltd.......................        673,000        157,478
 *Teco Electric & Machinery Co., Ltd....        309,000         93,152
 Transcend Information, Inc.............         26,200         53,784
 Uni-President Enterprises Corp.........        619,020        200,830
 *United Microelectronics Corp..........      2,396,300      1,768,157
 United World Chinese Commercial Bank...        277,200        165,540
 Via Technologies, Inc..................        214,520        269,151
 *Walsin Lihwa Corp.....................        578,000        142,716
 Wan Hai Lines Co., Ltd.................        210,000        141,688
 *Winbond Electronics Corp..............        796,000        390,801
 *Ya Hsin Industrial Co., Ltd...........         67,350         69,806
 *Yageo Corp............................        405,440        124,554
 *Yang Ming Marine Transport Corp.......        293,000         71,084
 *Yieh Phui Enterprise Co., Ltd.........        145,000         82,845
 Yulon Motor Co., Ltd...................        329,200        349,710
 *Zyxel Communication Corp..............         48,000        110,250
                                                          ------------
TOTAL COMMON STOCKS
  (Cost $28,099,030)....................                    26,648,296
                                                          ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Taiwan Dollar
   (Cost $279,069)......................                       278,515
                                                          ------------
RIGHTS/WARRANTS -- (0.0%)
 *Eva Airways Rights 12/11/02
   (Cost $0)............................         27,808              0
                                                          ------------
TOTAL -- TAIWAN
  (Cost $28,378,099)....................                    26,926,811
                                                          ------------
MEXICO -- (7.6%)
COMMON STOCKS -- (7.6%)
 America Movil S.A. de C.V. Series L....      4,042,000      3,047,258
 *America Telecom S.A. de C.V.
   Series A.............................        913,071        594,659
                                             SHARES          VALUE+
                                             ------          ------
 Apasco S.A. de C.V.....................         69,000   $    394,909
 *Carso Global Telecom S.A. de C.V.
   Telecom Series A1....................        913,071      1,018,128
 Cementos de Mexico S.A. de C.V.
   Series B.............................        425,665      1,969,973
 Coca Cola Femsa S.A. de C.V.
   Series L.............................        103,600        241,263
 Controladora Comercial Mexicana S.A. de
   C.V. Series B........................        365,700        205,693
 *Corporacion Interamericana de
   Entramiento S.A. de C.V. Series B....         75,000        126,554
 Desc S.A. de C.V. Series B.............        365,000        144,070
 Desc S.A. de C.V. Series C.............          6,905          2,289
 El Puerto de Liverpool S.A.
   Series C1............................        339,500        377,055
 Embotelladora Arca SA de CV , Mexico...         28,000         49,734
 *Empresas ICA Sociedad Controladora
   S.A. de C.V..........................        207,900         29,131
 *Empresas la Moderna S.A. de C.V.
   Series A.............................        120,000         66,311
 Fomento Economico Mexicano Series B &
   D....................................        363,000      1,353,998
 *Gruma S.A. de C.V. Series B...........         90,406         87,471
 *Grupo Carso S.A. de C.V. Series A-1..         223,000        569,933
 Grupo Continental S.A..................        138,600        205,835
 *Grupo Elektra S.A. de C.V.............         60,000        164,003
 *Grupo Financiero BBva Bancomer 'B'
   Shares...............................      2,168,672      1,677,759
 Grupo Financiero del Norte S.A.
   Series C.............................        119,000        274,191
 *Grupo Financiero GBM Atlantico S.A. de
   C.V. Series L........................         10,280              0
 *Grupo Financiero Inbursa S.A. de C.V.
   Series O.............................        768,097        651,830
 *Grupo Gigante S.A. de C.V. Series B..         115,778         47,984
 Grupo Industrial Alfa S.A. Series A....        150,290        244,700
 Grupo Industrial Bimbo S.A. de C.V.
   Series A.............................        340,000        513,322
 Grupo Industrial Maseca S.A. de C.V.
   Series B.............................        229,000         88,129
 Grupo Modelo S.A. de C.V. Series C.....        672,300      1,684,400
 *Grupo Televisa S.A. (Certificate
   Representing Series A, Series D &
   Series L)............................        755,000      1,112,311
 *Hylsamex S.A. de C.V. Series B........         60,000         38,396
 Industrias Penoles S.A. de C.V.........        103,000        163,637
 Kimberly Clark de Mexico S.A. de C.V.
   Series A.............................        328,000        786,825
 *Nueva Grupo Mexico SA de CV
   Series B.............................        172,000        204,350
 *Organizacion Soriana S.A. de C.V.
   Series B.............................        150,000        309,355
 TV Azteca S.A. de C.V. Series A........        545,000        167,254
 Telefonos de Mexico S.A. Series A......        100,000        159,957
 Telefonos de Mexico S.A. Series L......      3,042,000      4,895,902
 Tubos de Acero de Mexico S.A...........         85,000        155,590
 *US Commercial Corp. S.A. de C.V.......        223,000         93,522
 Vitro S.A..............................        121,600         95,994

THE EMERGING MARKETS SERIES
CONTINUED

                                             SHARES          VALUE+
                                             ------          ------
 Walmart de Mexico S.A. de C.V.
   Series C.............................        827,055   $  1,770,980
 Walmart de Mexico S.A. de C.V.
   Series V.............................        137,180        332,869
                                                          ------------
TOTAL -- MEXICO
  (Cost $21,801,618)....................                    26,117,524
                                                          ------------
THAILAND -- (7.5%)
COMMON STOCKS -- (7.5%)
 Advance Info Service Public Co., Ltd...      5,982,000      4,985,567
 BEC World Public Co., Ltd. (Foreign)...        343,700      1,691,038
 Bangkok Expressway Public Co., Ltd.
   (Foreign)............................      1,702,600        598,914
 *Bank of Ayudhya Public Co., Ltd.
   (Foreign)............................      4,125,500        654,464
 *Capetronic International (Thailand)
   Public Co., Ltd. (Foreign)...........      4,490,000         88,778
 Charoen Pokphand Foods Public Co.,
   Ltd..................................     14,442,000      1,434,403
 *DBS Thai Danu Bank Public Co., Ltd.
   (Foreign)............................      1,842,200        239,302
 Delta Electronics (Thailand) Public
   Co., Ltd. (Foreign)..................      4,100,710      2,781,258
 *Krung Thai Bank Public Co., Ltd.
   (Foreign)............................     12,981,770      2,298,184
 Land and House Public Co., Ltd.
   (Foreign)............................        213,031        391,826
 *National Finance and Securities Public
   Co., Ltd. (Foreign)..................        630,150        240,498
 National Petrochemical Public Co., Ltd.
   (Foreign)............................        100,000        106,909
 *Ratchaburi Electricity Generating
   Holding Public Co., Ltd. (Foreign)...        470,000        189,102
 *Shin Corporation Public Co., Ltd......      6,122,000      1,618,644
 *Shinawatra Satellite Public Co., Ltd.
   (Foreign)............................      1,381,225        558,904
 Siam Cement Public Co., Ltd.
   (Foreign)............................         27,000        742,429
 Siam City Cement Public Co., Ltd.
   (Foreign)............................        633,413      2,796,072
 *Siam Commercial Bank Public Co., Ltd.
   (Foreign)............................      2,276,166      1,556,865
 Siam Makro Public Co., Ltd. (Foreign)..        727,100        597,627
 *Telecomasia Corp. Public Co., Ltd.
   (Foreign)............................      6,037,200        749,531
 *Thai Military Bank Public Co., Ltd.
   (Foreign)............................      4,483,500        470,048
 Thai Union Frozen Products Public Co.,
   Ltd. (Foreign).......................      2,500,000      1,057,592
                                                          ------------
TOTAL COMMON STOCKS
  (Cost $37,325,839)....................                    25,847,955
                                                          ------------
RIGHTS/WARRANTS -- (0.0%)
 *Telecomasia Corp. Public Co., Ltd.
   (Foreign) Warrants 03/31/08
   (Cost $0)............................      1,444,563              0
                                                          ------------
TOTAL -- THAILAND
  (Cost $37,325,839)....................                    25,847,955
                                                          ------------
UNITED STATES -- (7.2%)
COMMON STOCKS -- (7.2%)
 BBV Banco BHIF ADR.....................         64,200        740,226
                                             SHARES          VALUE+
                                             ------          ------
 Banco de Chile Series F ADR............         47,643   $    733,702
 Banco Santander Chile Sponsored ADR....        295,998      5,538,123
 Cia Telecom de Chile ADR...............        420,400      4,040,044
 Compania Cervecerias Uni ADR...........        115,400      1,642,142
 Cristalerias de Chile SA ADR...........         35,600        605,200
 Distribucion y Servicio D&S SA ADR.....        176,800      1,608,880
 Embotelladora Andina SA Andina ADR.....        109,600        728,840
 Embotelladora Andina SA Andina
   Series B ADR.........................         89,100        552,420
 Empresa Nacional de Elec ADR...........        514,018      3,916,817
 *Enersis SA ADR........................        285,903      1,243,678
 *Grupo Financiero Galicia S.A..........        211,011        332,342
 Lan Chile SA ADR.......................        125,900        678,601
 *Madeco SA ADR.........................         44,500         15,575
 Masisa SA ADR..........................         25,100        175,700
 Sociedad Quimica y Minera Chile ADR....         61,300      1,373,120
 Sociedad Quimica y Minera de Chile SA
   ADR Class A..........................            902         22,099
 *Telex - Chile SA ADR..................            788          2,167
 Vina Concha y Toro SA Conchatoro ADR...         27,100        856,902
                                                          ------------
TOTAL -- UNITED STATES
  (Cost $39,938,202)....................                    24,806,578
                                                          ------------
BRAZIL -- (6.8%)
PREFERRED STOCKS -- (4.9%)
 Ambev Cia de Bebidas das Americas......     12,453,835      1,864,239
 Aracruz Celulose SA Series B...........        711,999      1,206,351
 Banco Bradesco SA......................    426,242,355      1,112,498
 Banco Itau SA..........................     45,500,000      1,892,980
 *Bradespar SA..........................    197,621,010         27,090
 Brasil Telecom Participacoes SA........    157,137,922        779,768
 Brasileira de Distribuicao Pao de
   Acucar...............................     23,330,000        364,582
 Brasileira de Petroleo Ipiranga........     12,300,000         24,280
 *Centrais Electricas de Santa Catarin
   Celesc Series B......................        180,000         23,194
 Cimento Portland Itau..................        860,000        110,821
 Companhia Siderurgica Paulista Cosipa
   CSI..................................         65,000          5,346
 Copene-Petroquimica do Nordeste SA
   Series A.............................        624,000         33,531
 Coteminas Cia Tecidos Norte de Minas...      1,339,520         82,443
 Cpfl Geracao Energia SA................      2,258,921          1,963
 Duratex SA.............................      2,900,000         38,958
 *Inepar SA Industria e Construcoes.....     19,760,001          3,413
 Investimentos Itau SA..................      3,156,595      1,540,440
 Kablin SA..............................        176,875         48,492
 Lojas Americanas SA....................      2,166,794          4,188
 *Lojas Renner SA.......................        800,000          5,703
 *Paranapanema SA.......................      2,120,000            552
 Sadia SA...............................        100,000         31,803
 Siderurgica Belgo-Mineira..............        970,000         91,748
 Siderurgica de Tubarao Sid Tubarao.....     15,120,000        144,671
 Siderurgica Paulista Casipa Series B..             325            505
 Suzano de Papel e Celulose.............         54,000         68,102
 *Suzano Petroquimica SA................         54,000         21,023
 Tele Celular Sul Participacoes SA......        137,922            102

THE EMERGING MARKETS SERIES
CONTINUED

                                             SHARES          VALUE+
                                             ------          ------
 Tele Leste Celular Participacoes SA....        177,127   $         20
 *Tele Norte Celular Participacoes SA...        138,099             12
 Tele Norte Leste Participacoes SA......    166,862,911      1,216,879
 Telemig Celular Participacoes SA.......        138,668            112
 Telenordeste Celular Participacoes
   SA...................................        137,922            101
 *Telesp Celular Participacoes..........    616,941,089        664,725
 *Telesp Participacoes SA...............     48,000,000        487,568
 Telesudeste Celular Participacoes SA...     10,000,000         18,780
 Unibanco Unias de Bancos Brasileiros
   SA...................................      1,500,000         12,547
 Unibanco-Uniao de Bancos Brasileiros
   SA...................................     12,963,000        223,899
 Usinas Siderurgicas de Minas Gerais
   SA...................................         52,039         86,744
 Vale do Rio Doce Series A..............        165,160      4,170,330
 *Vale do Rio Doce Series B.............         81,160              0
 Votorantim Celulose e Papel SA.........     12,467,325        401,622
                                                          ------------
TOTAL PREFERRED STOCKS
  (Cost $20,059,993)....................                    16,812,125
                                                          ------------
COMMON STOCKS -- (1.9%)
 *Acos Especiais Itabira-Acesita Aces...     25,963,524          5,054
 Ambev Cia de Bebidas das Americas......      1,260,000        166,676
 Brasil Telecom Participacoes SA........     58,770,339        220,742
 Brasil Telecom SA......................      1,507,798          4,630
 Brasil Telecom SA......................    225,000,000        706,308
 *Cemig Cia Ene.........................     70,000,000        450,995
 Cpfl Geracao Energia SA................      3,140,000          3,874
 Electropaulo Electrecidade
   Metropolitana........................      8,395,000         53,972
 Embraco SA.............................        130,000         65,223
 Embraer Empresa Brasileira de
   Aeronautica..........................        393,521      1,438,149
 *Embratel Participacoes................     57,550,000         57,116
 *Embratel Participacoes SA.............     38,582,922         31,205
 *Empresa Nasional de Comercio Redito e
   Participacoes SAncorpar..............        480,000            316
 Gerdau SA..............................     56,040,000        490,111
 Lojas Americanas SA....................     14,042,476         30,876
 *Net Servicos de Communication SA......        100,000         10,966
 Petroquimica do Sul Copesul............      8,276,000        103,238
 Siderurgica Nacional Sid Nacional......     26,651,000        350,720
 Souza Cruz Industria e Comercio........        221,000      1,079,101
 Tele Celular Sul Participacoes.........     58,036,409         32,300
 Tele Centro Oeste Celular
   Participacoes........................     57,876,799        131,701
 Tele Centro Oeste Celular Participacoes
   SA...................................    230,437,922        298,828
 *Tele Leste Celular Participacoes......     73,908,726         10,942
 *Tele Norte Celular Participacoes......     57,624,254         10,743
 Tele Norte Leste Participacoes.........     57,550,710        305,308
 Telemar Norte Leste SA Series A........     40,000,000        471,557
 Telemig Celular Participacoes..........     58,527,431         66,109
 Telenordeste Celular Participacoes.....     58,131,297         38,250
                                                          ------------
TOTAL COMMON STOCKS
  (Cost $9,009,452).....................                     6,635,010
                                                          ------------
TOTAL -- BRAZIL
  (Cost $29,069,445)....................                    23,447,135
                                                          ------------
                                             SHARES          VALUE+
                                             ------          ------
HUNGARY -- (4.3%)
COMMON STOCKS -- (4.3%)
 Budapesti Elektromos Muvek RT..........            185   $      8,674
 Delmagyarorszagi Aramszolgaltato Demasz
   RT...................................          2,275        108,524
 Egis RT................................         36,433      2,182,351
 Gedeon Richter, Ltd....................         40,954      2,253,515
 Hungarian Telecommunications Co........        460,184      1,706,096
 Magyar Olay-Es Gazipari RT.............        138,429      3,209,040
 Orszagos Takerekpenztar es Keresdelmi
   Bank RT..............................        341,220      3,212,590
 *Tiszai Vegyi Kombinat RT..............        113,415      2,038,318
                                                          ------------
TOTAL -- HUNGARY
  (Cost $11,539,849)....................                    14,719,108
                                                          ------------
POLAND -- (3.9%)
COMMON STOCKS -- (3.9%)
 *Agora SA..............................         81,074      1,098,353
 Bank Polska Kasa Opieki - Grupa Pekao
   SA...................................        122,933      2,976,401
 Bank Przemyslowo Handlowy Pbk..........         31,526      2,139,417
 Bank Zackodni Wbk SA...................         42,409        796,973
 *Big Bank Gdanski SA...................      1,426,622      1,117,078
 Bre Bank SA............................         17,201        375,843
 *Browary Zywiec SA.....................         15,860      1,438,998
 Frantschach Swiecie SA.................         52,999        449,248
 Kredyt Bank SA.........................        248,476        929,576
 *Optimus Technologie...................          6,873         11,105
 Orbis SA...............................         77,409        351,171
 *Polish Telecom TPSA...................        296,434      1,031,621
 *Prokom Software SA....................         21,336        676,219
                                                          ------------
TOTAL -- POLAND
  (Cost $12,332,415)....................                    13,392,003
                                                          ------------
PHILIPPINES -- (3.6%)
COMMON STOCKS -- (3.6%)
 Aboitiz Equity Ventures, Inc...........      7,014,400        304,034
 Ayala Corp.............................     13,893,600      1,232,968
 Ayala Land, Inc........................     18,687,576      1,728,230
 Bank of the Philippine Island..........      2,208,511      1,609,191
 *Equitable PCI Bank, Inc...............        875,000        416,861
 *Filinvest Development Corp............      4,664,500        102,832
 *Filinvest Land, Inc...................     18,170,700        302,138
 La Tondena Distillers, Inc.............        693,200        440,333
 Metro Bank and Trust Co................      3,293,635      1,907,570
 Petron Corp............................     19,893,000        594,653
 *Philippine Long Distance Telephone
   Co...................................        174,940        947,830
 *Philippine National Bank..............        259,975        121,427
 SM Prime Holdings, Inc.................     22,614,000      2,154,720
 Security Bank Corp.....................        320,842         64,438
 *Southeast Asia Cement Holdings, Inc...         30,190             14
 Union Bank of the Philippines..........        812,300        276,964
 Universal Robina Corp..................      3,158,100        182,907
                                                          ------------
TOTAL -- PHILIPPINES
  (Cost $39,463,432)....................                    12,387,110
                                                          ------------
ARGENTINA -- (1.9%)
COMMON STOCKS -- (1.9%)
 *Acindar Industria Argentina de Aceros
   SA Series B..........................        899,000        178,314
 *Alpargatas SA Industrial y Comercial..          1,078              0
                                                          ------------

THE EMERGING MARKETS SERIES
CONTINUED

                                             SHARES          VALUE+
                                             ------          ------
 *Alto Palermo SA Series A..............          5,000   $      2,882
 *Banco del Sud Sociedad Anonima
   Series B.............................         29,000          9,563
 *Banco Frances del Rio de la Plata
   SA...................................        467,809        450,023
 *Capex SA Series A.....................         52,893         35,408
 *Celulosa Argentina SA Series B........         18,750          8,740
 *Central Costanera SA Series B.........        114,100         84,868
 *Central Puerto SA Series B............         16,000          3,134
 *Garovaglio y Zorraquin SA.............         28,000          6,942
 Gas Natural SA, Buenos Aires...........        345,000         58,165
 *IRSA Inversiones y Representaciones
   SA...................................        643,419        293,526
 *Juan Minetti SA.......................        353,151         99,816
 Ledesma S.A.A.I........................        135,378        115,798
 *Metrogas SA Series B..................        543,115         76,754
 *Molinos Rio de la Plata SA
   Series B.............................        694,833        821,738
 *PC Holdings SA Series B, Buenos
   Aires................................      2,274,901      1,161,888
 *Renault Argentina SA..................        176,559         39,835
 *Siderar SAIC Series A.................        721,484        976,684
 Siderca SA Series A....................        714,907      1,045,770
 *Solvay Indupa S.A.I.C.................        555,366        267,126
 *Telecom Argentina Stet-France SA
   Series B.............................        977,000        382,725
 *Transportadora de Gas del Sur SA
   Series B.............................      1,028,000        323,692
                                                          ------------
TOTAL COMMON STOCKS
  (Cost $24,575,830)....................                     6,443,391
                                                          ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Argentine Peso
   (Cost $45,834).......................                        14,607
                                                          ------------
TOTAL -- ARGENTINA
  (Cost $24,621,664)....................                     6,457,998
                                                          ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $1,024)........................                         1,124
                                                          ------------

                                              FACE
                                             AMOUNT
                                              (000)
                                             ------
TEMPORARY CASH INVESTMENTS -- (3.8%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $13,157,000 FMC
   Discount Notes 1.30%, 12/17/02,
   valued at $13,140,554) to be
   repurchased at $12,947,305
   (Cost $12,946,000)...................  $      12,946     12,946,000
                                                          ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $393,385,585)++.................                  $343,551,922
                                                          ============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $395,455,540.

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                             SHARES         VALUE+
                                             ------         ------
TURKEY -- (11.9%)
COMMON STOCKS -- (11.9%)
 Adana Cimento Sanayi Ticaret A.S.......   152,615,235    $   116,519
 *Akal Tekstil A.S......................     2,779,875         11,921
 Akcansa Cimento Sanayi ve Ticaret
   A.S..................................    35,007,000        307,079
 Aksa...................................    18,683,437        242,800
 Aksigorta A.S..........................    62,099,000        250,171
 *Aksu Iplik Dokuma ve Boya Apre Fab
   A.S..................................     4,477,695          8,583
 *Aktas Elektrik Ticaret A.S............       370,000         36,062
 Alarko Holding.........................    14,793,400        259,533
 Alarko Sanayii ve Ticaret A.S..........       841,499         42,102
 *Alkim Alkali Kimya A.S................    16,770,000         34,325
 *Alternatifbank A.S....................    92,000,000         40,650
 *Altinyildiz Mensucat ve Konfeksiyan
   Fabrikalari A.S......................     1,464,000         13,318
 *Anadolu Anonim Turk Sigorta Sirketi...    68,801,376         65,940
 *Anadolu Cam Sanayii A.S...............    64,982,396        104,504
 Anadolu Gida Sanayi A.S................     7,800,000         29,902
 *Anadolu Isuzu Otomotiv Sanayi ve
   Ticaret A.S. Series C................     7,793,000         65,828
 Ayen Enerji A.S........................     9,856,000         73,648
 Bagfas Bandirma Gubre Fabrik...........     2,300,000         47,076
 *Bandirma Vitaminli Yem Sanayii Ticaret
   A.S..................................     5,074,664         36,271
 Bati Cimento A.S.......................    14,979,980         42,341
 *Bekoteknik Sanayi A.S.................    51,598,725        227,986
 Bolu Cimento Sanayi A.S................    39,714,401         70,965
 Borusan................................     8,085,000         26,792
 Bossa Ticaret ve Sanayi Isletmeleri
   A.S..................................    16,560,000         91,462
 Brisa Bridgestone Sanbanci Lastik San &
   Tic A.S..............................     3,988,000        111,426
 Bursa Cimento Fabrikasi A.S............     6,600,000         51,462
 CIMSA A.S. (Cimento Sanayi ve
   Ticaret).............................    28,978,000        190,174
 *Carsi Buyuk Magazacilik...............    36,432,000         59,181
 Celebi Hava Servisi A.S................     3,870,000         58,465
 *Deva Holding A.S......................    10,869,332         16,244
 *Doktas................................     8,800,000         20,013
 *Eczacibasi Ilac.......................    10,476,000         98,702
 *Eczacibasi Yapi Gere..................       937,500         28,021
 *Ege Plastik Ticaret ve Sanayi A.S.....     7,720,000          5,518
 *Ege Seramik Co., Inc..................     6,330,720          4,155
 *Finansbank............................   215,538,785        144,253
 *GSD Holdings A.S......................    33,540,000         28,331
 *Global Menkul Degerler A.S............    31,200,000         30,916
 *Goldas Kuyumculuk Sanayi A.S..........    16,224,000         26,882
 Goltas Cimento.........................     2,660,000         15,037
 *Good Year Lastikleri A.S..............     8,935,125         79,830
 *Gubre Fabrikalari Ticaret A.S.........       937,440          8,223
 *Gunes Sigorta A.S.....................    39,743,600         48,421
 *Hektas Ticaret A.S....................    11,481,404         13,615
 *Ihlas Holding.........................    31,484,456         41,427
 *Is Gayrimenk..........................   183,838,200        137,371
 *Isiklar Ambalaj Sansuii ve Ticaret
   A.S..................................       895,000          1,832
                                             SHARES         VALUE+
                                             ------         ------
 *Izmir Demir Celik.....................    57,269,250    $    48,376
 Karsu Tekstil Sanayii ve Ticaret A.S...     5,680,000          8,950
 Kartonsan..............................     1,698,750         59,605
 Kav Orman Sanayii A.S..................     3,003,000          6,049
 *Kerevitas Gida Sanayi ve Ticaret
   A.S..................................     2,532,000          2,715
 *Konya Cimento.........................     2,220,000         19,834
 Kordsa Kord Bezi Sanayi ve Ticaret
   A.S..................................    28,177,500        119,008
 Mardin Cimento.........................     7,762,500         34,803
 Marshall Boya ve Vernik Sanayii A.S....       951,000         24,717
 *Medya Holdings A.S. Series C..........    15,849,000         71,058
 *Menderes Tekstil Sanayi ve Ticaret
   A.S..................................    66,296,000         49,539
 *Merko Gida Sanayi ve Ticaret A.S.
   Series A.............................     5,290,000          4,640
 *Milliyet Gazetecilik A.S..............    16,465,680         30,492
 *Milpa Ticari ve Sinai Urunler
   Pazarlama............................     8,078,400          7,086
 *Mudurnu Tavukculuk A.S................     1,740,000            509
 Mutlu Aku..............................     1,527,000          7,342
 *Nergis Holding A.S....................     1,784,000          4,289
 *Net Holding A.S.......................    15,942,722          6,733
 *Net Turizm Ticaret ve Sanayi..........    16,830,000          8,092
 Netas Northern Electric
   Telekomunikasyon A.S.................     5,058,500        121,614
 Olmuksa Mukavva Sanayi ve Ticaret
   A.S..................................     3,496,000         28,963
 Otobus Karoseri Sanayi A.S.............     6,078,000         43,442
 Pinar Sut Mamulleri Sanayii A.S........    12,143,250         18,148
 *Raks Elektroniks A.S..................     2,730,000          4,346
 Sanko Pazarlama Ithalat Ihracat A.S....    28,255,000         79,863
 Sarkuysan Elektrolitik Bakir Sanayi
   A.S..................................     6,569,662         29,881
 *Sasa Suni ve Sentetik Elyat Sanayi
   A.S..................................    13,266,000        181,017
 *Sonmez Filament Sentetik Iplik ve
   Elyaf Sanayi A.S.....................       900,000          3,977
 *T. Tuborg Bira ve Malt Sanayi A.S.....     8,345,827         47,179
 *Tansas Izmir Buyuksehir Belediyesi Ic
   ve dis Ticaret A.S...................   170,268,000        152,124
 Tat Konserve...........................     9,659,999         60,257
 *Tekstil Bankasi A.S...................    42,352,718         17,062
 *Teletas Telekomunikasyon Endustri
   Ticaret A.S..........................     5,416,000         44,869
 *Tofas Turk Otomobil Fabrikasi A.S.....     6,500,000         17,950
 Trakya Cam Sanayii A.S.................    66,332,662        258,607
 *Turk Demir Dokum Fabrikalari..........    10,079,992         27,836
 *Turk Dis Ticaret Bankasi A.S..........    61,469,179         44,934
 *Turk Siemens Kablo ve Elektrik Sanayi
   A.S..................................     4,855,500         20,192
 *Turk Sise ve Cam Fabrikalari A.S......   179,550,063        265,417
 *USAS (Ucak Servisi A.S.)..............     3,436,000         39,629
 *Uzel Makina Sanayi A.S................    15,544,000         29,290
 *Vakif Finansal Kiralama A.S...........     5,450,302          4,427
 *Vestel Elektronik Sanayi Ticaret
   A.S..................................    15,612,000         44,635

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                             SHARES         VALUE+
                                             ------         ------
 Yunsa Yunlu Sanayi ve Ticaret A.S......       619,000    $    11,664
 *Zorlu Enerji Elektrik Uretimi
   Otoproduktor Gruba A.S...............     9,200,000        203,249
                                                          -----------
TOTAL -- TURKEY
  (Cost $6,233,235).....................                    5,779,686
                                                          -----------
TAIWAN -- (9.6%)
COMMON STOCKS -- (9.6%)
 Ability Enterprise Co., Ltd............        28,620         22,104
 Abit Co., Ltd..........................        48,300         11,926
 Amtran Technology Co., Ltd.............        16,900         18,923
 *Asia Polymer Corp.....................        41,000         23,190
 *Askey Computer Co., Ltd...............        34,000         38,266
 *Aurora Corp...........................        95,000         24,002
 Bank of Kaohsiung Co., Ltd.............        54,060         25,610
 Basso Industry Corp., Ltd..............        15,000         22,610
 *Behavior Tech Computer................        39,000         18,140
 CTCI Corp..............................        98,000         50,083
 *Carnival Industrial Corp..............        95,000         26,457
 *Catcher Co., Ltd......................        23,400         34,935
 *Cheng Loong Corp......................       118,000         27,950
 *Chia Hsin Cement Corp.................        83,000         30,741
 *Chicony Electronics Co., Ltd..........        39,540         51,085
 *China General Plastics Corp...........        76,000         28,585
 *China Life Insurance Co., Ltd.........        92,400         18,305
 *China Man-Made Fiber Co., Ltd.........       109,000         25,818
 *China Petrochemical Development
   Corp.................................       177,000         25,663
 *China Rebar Co., Ltd..................       200,000         17,916
 *China Steel Chemical Corp.............        31,000         29,104
 *China Synthetic Rubber Corp...........        58,240         17,056
 Chin-Poon Industrial Co., Ltd..........        31,131         25,205
 Chou Chin Industrial Co., Ltd..........        42,180         22,767
 Chroma Ate, Inc........................        32,000         21,131
 Chun Yuan Steel Industrial Co., Ltd....        66,000         27,571
 *Chung Hsin Electric & Machinery Co.,
   Ltd..................................       120,000         35,142
 *Chung Hwa Pulp Corp...................        67,000         16,928
 *Clevo Co..............................        78,000         23,850
 Continental Engineering Corp...........        98,136         29,725
 Elan Microelectronincs Corp............        45,210         33,489
 *Entie Commercial Bank.................       169,000         26,444
 *Epistar Corp..........................        21,897         44,636
 Eternal Chemical Co., Ltd..............        35,700         23,575
 Evergreen International Storage &
   Transport Corp.......................        62,000         18,068
 *Everlight Electronics Co., Ltd........        33,000         34,867
 *Everspring Industry Co., Ltd..........        51,000         24,453
 Far East Department Stores, Ltd........       120,000         26,184
 Far Eastern International Bank.........       176,000         35,624
 *Far Eastern Silo & Shipping Corp......       119,000         16,161
 *Federal Corp..........................        48,000         32,937
 Feng Hsin Iron & SteelCo., Ltd.........        61,000         32,575
 Feng Tay Enterprise Co., Ltd...........        62,100         49,744
 *First International Computer, Inc.....       264,000         57,227
 Formosa International Hotels Corp......        49,500         41,783
 Giant Manufacture Co., Ltd.............        59,170         73,899
 Globe Union Industrial Corp............        24,000         34,798
 *Grand Pacific Petrochemical Corp......       115,000         45,234
 Great Taipei Gas Co., Ltd..............        97,000         25,482
 Great Wall Enterprise Co., Ltd.........        63,000         18,540
 Greatek Co., Ltd.......................        27,300         22,652
                                             SHARES         VALUE+
                                             ------         ------
 Hey Song Corp..........................        96,000    $    28,389
 Ho Tung Chamical Corp..................        68,320         28,050
 Ichia Technologies, Inc................        21,000         31,051
 *Infodissc Technology Co., Ltd.........        58,000         40,465
 K Laser Technology, Inc................        18,120         21,798
 *Kendra Rubber Industrial Co., Ltd.....        39,900         41,699
 *King Yuan Electronics Co., Ltd........        61,000         30,299
 Knowledge-Yield-Excellence Systems
   Corp.................................        23,521         23,973
 Lee Chang Yung Chemical Industry
   Corp.................................        67,980         23,226
 *Lelon Co., Ltd........................        23,400         17,535
 Li Shin International Enterprise
   Corp.................................        22,000         23,939
 Lien Hwa Industrial Corp...............       119,000         30,408
 Lite- ON Electronics...................        11,627         15,690
 *Medium Business Bank of Hsinchu
   District.............................       291,000         84,384
 Meiloon Co., Ltd.......................        15,600         29,113
 *Mercuries & Associates, Ltd...........        55,000         22,739
 Merry Electronics Co., Ltd.............        24,000         26,805
 *Microelectronics Technology, Inc......        45,000         22,868
 *Mustek Systems, Inc...................        36,000         18,915
 National Petroleum Co., Ltd............        33,325         25,929
 *Nien Made Enterprise Co., Ltd.........        42,000         74,763
 *Opto Tech Corp........................        51,000         20,719
 *Orient Semiconductor Electronics,
   Ltd..................................       196,000         37,985
 Oriental Union Chemical Corp...........        59,000         46,753
 *Pacific Electric Wire & Cable Corp....       726,000         61,490
 *Pan-International Industrial..........        41,000         25,426
 Phihong Enterprise Co., Ltd............        35,160         38,461
 *Phoenix Precision Technology Corp.....        54,000         20,465
 Phoenixtec Power Co., Ltd..............        65,000         47,588
 *Picvue Electronics, Ltd...............       123,900         55,138
 Primax Electronics, Ltd................        57,680         30,471
 *Procomp Informatics, Ltd..............        21,250         12,080
 *Prodisc Technology Inc................        70,560         41,732
 *Q-Run Technology Co., Ltd.............        40,000         37,439
 *Ruentex Industries, Ltd...............       141,000         64,772
 *Runtex Development Co., Ltd...........       140,000         24,921
 Sampo Corp.............................       236,000         82,326
 *San Yang Industrial Co., Ltd..........       144,000         33,282
 Senao International Co., Ltd...........        29,000         26,477
 Sheng Yu Steel Co., Ltd................        44,000         44,720
 Shihlin Electric & Engineering Corp....        62,000         29,193
 *Shihlin Paper Corp....................        31,000         22,251
 *Shinkong Synthetic Fibers Co., Ltd....       159,000         23,966
 Spring Soft Systems Co., Ltd...........         9,100         22,730
 Stark Technology, Inc..................        41,000         60,034
 Sunonwealth Electric Machine Industry
   Co., Ltd.............................        41,000         24,720
 Sunrex Technology Corp.................        31,050         31,202
 *Ta Chong Bank.........................       217,000         30,341
 Ta Ya Elec Wire & Cable Co., Ltd.......        87,000         25,853
 *Taichung Commercial Bank..............       184,000         21,765
 *Tainan Enterprises Co., Ltd...........        28,000         31,513
 *Tainan Spinning Co., Ltd..............       180,000         30,491
 Taiwan Acceptance Corp.................        37,000         30,169
 Taiwan Life Insurance Co., Ltd.........        49,500         35,672
 *Taiwan Mask Corp......................        49,720         27,265
 Taiwan Polypropylene Co., Ltd..........        28,560         20,582
 Taiwan Secom...........................        58,800         44,737

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                             SHARES         VALUE+
                                             ------         ------
 Taiwan Sogo Shinkong Security Co.,
   Ltd..................................        43,000    $    16,728
 *Taiwan Styrene Monomer Corp...........        30,000         26,873
 *Taiwan Tea Corp.......................       163,000         15,958
 *Tecom, Ltd............................        39,900         17,012
 Test-Rite International Co., Ltd.......        78,500         58,599
 *The Chinese Bank......................       273,000         66,624
 *The Farmers Bank of China.............       224,000         52,736
 *Ton Yi Industrial Corp +..............       276,000         64,582
 Tong Yang Industry Co., Ltd............        89,150         67,829
 Tsann Kuen Enterprise Co., Ltd.........        47,000         67,471
 *Tung Ho Steel Enterprise Corp.........        78,750         22,836
 *Twinhead International Corp...........       121,000         27,097
 Tyc Brother Industrial Co., Ltd........        41,600         60,913
 U-Ming Marine Transport Corp...........        88,000         20,212
 *UPC Technology Corp...................        84,000         30,629
 *Union Bank of Taiwan..................       178,000         29,897
 *Union Insurance Co., Ltd..............        79,741         30,678
 *United Epitaxy Co., Ltd...............        50,000         30,864
 United Integration Service Co., Ltd....        29,000         25,228
 *Universal Scientific Industrial Co.,
   Ltd..................................        96,000         31,697
 *Usi Corp..............................        92,000         30,904
 Via Technologies, Inc..................        24,750         17,125
 *WUS Printed Circuit Co., Ltd..........        51,000         24,892
 *Walsin Technology Corp., Ltd..........        31,000         16,911
 *Weltrend Semiconductor, Inc...........        29,000         28,392
 *Wintek Corp...........................        42,000         40,155
 *World Peace Industrial Co., Ltd.......        58,125         51,900
 *Yieh Phui Enterprise Co., Ltd.........        97,000         55,421
 Yosun Industrial Corp..................        16,500         21,744
 Yuen Foong Yu Paper Manufacturing Co.,
   Ltd..................................       153,265         36,963
 Yung Chi Paint & Varnish Manufacturing
   Co., Ltd.............................        28,000         31,111
 Yung Shin Pharmaceutical Industrial
   Co., Ltd.............................        33,000         23,213
 Yung Tay Engineering Co., Ltd..........        49,000         29,262
 *Zyxel Communication Corp..............        16,100         36,980
                                                          -----------
TOTAL COMMON STOCKS
  (Cost $4,788,245).....................                    4,645,363
                                                          -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Taiwan Dollar
   (Cost $15,418).......................                       15,556
                                                          -----------
TOTAL -- TAIWAN
  (Cost $4,803,663).....................                    4,660,919
                                                          -----------
SOUTH KOREA -- (9.4%)
COMMON STOCKS -- (9.4%)
 *A-Nam Industrial Co., Ltd.............        10,973         43,120
 *Bank of Pusan.........................        17,600         73,094
 Bing Grae Co., Ltd.....................         1,210         11,212
 Bu Kwang Pharmaceutical Co., Ltd.......         6,237         26,780
 Cheil Communications, Inc..............           707         70,188
 Cheil Industrial, Inc..................         6,500         90,341
 Choong Wae Pharmaceutical..............         1,788         11,922
 Chungho Comnet Co., Ltd................           720          5,718
 *Comtec Systems Co., Ltd...............         2,000          3,144
 *Dae Ho Construction Co., Ltd..........         1,630          1,767
 Daeduck Electronics Co., Ltd...........        22,437        211,609
 Daeduck Industries Co., Ltd............         7,526         78,451
 *Daegu Bank Co., Ltd...................        15,650         64,477
                                             SHARES         VALUE+
                                             ------         ------
 Daehan City Gas Co., Ltd...............         2,621    $    31,008
 Daehan Flour Mills Co., Ltd............           470         13,940
 Daelim Industrial Co., Ltd.............         6,100         85,034
 Daesung Industrial Co., Ltd............         1,690         32,367
 *Daewoo Engine.........................        15,000         38,718
 *Daewoo Heavy..........................        15,000         34,374
 *Daewoo Motor Sales Corp...............         2,840         27,725
 *Daewoong Pharmaceutical...............         1,519         18,976
 Daewoong Pharmaceutical Co., Ltd.......           379          3,095
 *Daou Technology, Inc..................         7,000         11,322
 Dong Ah Tire Industrial Co., Ltd.......         7,300         23,916
 Dong Bu Insurance Co., Ltd.............        19,230         46,932
 Dong-A Pharmaceutical Co., Ltd.........         1,618         28,110
 Dong-Ah Securities Co., Ltd............         4,840         13,294
 Dongkuk Steel Mill Co., Ltd............         6,907         29,428
 Dongwon Securities Co., Ltd............        11,850         64,703
 *Doosan Construction & Engineering Co.,
   Ltd..................................         8,410         13,463
 *Doosan Heavy..........................         9,000         51,524
 *Eastel Systems Corp...................         4,307          8,623
 Global Enterprise Co., Ltd.............         5,900         11,129
 Hae In Co., Ltd........................         5,964          9,177
 Han Kuk Carbon Co., Ltd................         7,903         11,409
 *Han Wha Energy Co., Ltd...............         5,600            255
 Hanil Cement Manufacturing Co., Ltd....         1,010         29,203
 Hanil Securities Co., Ltd..............         4,290         18,278
 Hanjin Shipping Co., Ltd...............        12,014         64,008
 Hanjin Transportation Co., Ltd.........         1,041         12,961
 *Hankook Synthetics, Inc...............        10,007          3,312
 Hankook Tire Manufacturing Co., Ltd....        26,040         56,227
 Hankuk Electric Glass Co., Ltd.........         1,000         54,354
 Hankuk Glass Industries, Inc...........         5,120         73,279
 Hanmi Pharmaceutical Industrial Co,
   Ltd..................................         2,496         45,429
 *Hansol Electronics Inc................           560          3,326
 *Hansol Paper Co., Ltd.................         7,730         41,824
 *Hansung Enterprise Co., Ltd...........           620          1,734
 *Hanwha Chemical Corp..................        17,930         61,856
 Hanwha Securities Co., Ltd.............         2,260          6,142
 Hotel Shilla, Ltd......................        11,548         55,698
 *Huchems Chemical......................         5,616         12,033
 *Hung Chang Co., Ltd...................            27            357
 *Hyundai Corp..........................        13,398         12,414
 *Hyundai Devel.........................         9,000         54,130
 Hyundai Fire & Marine Insurance Co.,
   Ltd..................................         1,430         37,502
 *Hyundai Merchant Marine Co., Ltd......        13,000         29,038
 *Hyundai Mipo Dockyard Co., Ltd........         3,572         12,175
 *Hyundai Pipe Co., Ltd.................        11,310         46,690
 Hyundai Securities Co., Ltd............        12,860         73,091
 ISU Chemical Co., Ltd..................         1,530         14,493
 Il Shin Spinning.......................           380         12,182
 Inchon Iron & Steel Co., Ltd...........        17,010         92,596
 KEC Corp...............................         1,375         50,621
 *KP Chemical Corp......................           821          2,483
 Kolon Industries, Inc..................         2,260         14,116
 *Kolon International...................           321          2,233
 *Kolon International Corp..............         2,157         26,946
 Korea Circuit Co.......................         7,800         23,231
 Korea Fine Chemical Co., Ltd...........         1,388         14,985
 Korea Green Cross Co., Ltd.............         1,825         40,010
 Korea Iron & Steel Works Co., Ltd......         2,172         34,770

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                             SHARES         VALUE+
                                             ------         ------
 *Korea Steel Chemical Co., Ltd.........         2,836    $    23,368
 Korea Zinc Co., Ltd....................         2,580         40,127
 Korean Reinsurance Co., Ltd............         3,580         74,932
 *Kumho Electronics Co., Ltd............           670         10,310
 *Kumho Industrial Co., Ltd.............         4,530          7,814
 LG Cable & Machinery, Ltd..............         5,790         66,582
 LG Chemical Investment, Ltd............        10,230         71,515
 LG Construction, Ltd...................         8,459         99,024
 LG Insurance Co., Ltd..................        10,800         39,179
 LG International Corp..................        18,358         91,885
 Lotte Chilsung Beverage Co., Ltd.......           220        125,584
 Lotte Confectionary Co., Ltd...........           680        288,033
 Meritz Securities Co., Ltd.............         2,940          7,345
 Namhae Chemical Corp...................        13,104         16,478
 Namyang Dairy Products Co., Ltd........           340         81,431
 Nong Shim Co., Ltd.....................         3,244        210,944
 Oriental Fire & Marine Insurance Co.,
   Ltd..................................         1,370         17,114
 *Pantech Co.Lt.........................         2,000         25,895
 Poong San Corp.........................         3,070         32,510
 S1 Corp................................         5,950        107,063
 *SK Securities Co., Ltd................        37,530         50,609
 Samsung Fine Chemicals.................         4,960         63,808
 Samyang Genex Co., Ltd.................           220          7,280
 Seondo Electric Co., Ltd...............         4,400          5,933
 Seoul City Gas Co., Ltd................         2,750         60,745
 Seoul Securities Co., Ltd..............         7,840         30,874
 Shin Young Securities Co., Ltd.........         2,620         33,813
 *Shinmoorim Paper Manufacturing Co.,
   Ltd..................................         2,858         15,274
 *Sindo Ricoh...........................         1,000         56,918
 *Ssangyong Cement Industry Co., Ltd....        13,530         19,141
 *Ssangyong Motor Co....................        13,730         75,991
 Suheung Capsule Co., Ltd...............         1,900         13,345
 *Sung Shin Cement Co., Ltd.............         2,150         24,012
 Tae Kwang Industrial Co., Ltd..........           200         22,585
 Tae Young Corp.........................           804         24,211
 Tai Han Electric Wire Co., Ltd.........         5,106         28,513
 Tongyang Confectionery Co..............           660         32,051
 *Trigem Computer, Inc..................         5,580         34,530
 Young Poong Mining & Construction
   Corp.................................         1,580          7,791
 Youngone Corp..........................        11,400         12,308
 Yuhan Corp.............................         1,306         57,480
                                                          -----------
TOTAL -- SOUTH KOREA
  (Cost $4,430,360).....................                    4,548,417
                                                          -----------
ISRAEL -- (9.3%)
COMMON STOCKS -- (9.3%)
 *AFCon Projects (84), Ltd..............         4,200          2,264
 Agis Industries (1983), Ltd............        27,000        254,490
 Alony Hetz Properties & Investments,
   Ltd..................................        30,180         41,751
 American Israeli Paper Mills, Ltd......         2,900         95,710
 Azorim Investment Development &
   Construction Co., Ltd................        23,822        109,628
 Baran..................................         9,500         68,573
 *Bet Shemesh Engines Holdings (1997),
   Ltd..................................         3,351          6,049
 *C Mer Industries, Ltd.................         3,500          6,702
 *Danya Cebus, Ltd......................        10,072         39,135
                                             SHARES         VALUE+
                                             ------         ------
 Delek Automotive Systems, Ltd..........        75,788    $   198,112
 *Delek Drilling........................       314,841         67,669
 Delta Galil Industries, Ltd............        12,800        128,055
 *Direct Insurance - I.D.I. Insurance
   Co., Ltd.............................        18,000         17,427
 *Discount Mortgage Bank, Ltd...........         1,320         79,518
 *Elbit Medical Imaging.................        15,090         87,235
 *Elco Industries (1975)................         6,000         27,651
 Electra Consumer.......................        20,300        150,678
 Electra Israel, Ltd....................         3,000        175,559
 Electronics Line, Ltd..................         3,169         12,920
 Elite Industries, Ltd..................         4,200        118,102
 *Elron Electronic Industries, Ltd......        16,025        117,291
 *Feuchtwanger Industries...............           224          7,706
 Fibrotech F.M.S. (1986), Ltd...........         3,100         36,349
 *Formula Systems (1985), Ltd...........         6,570         69,460
 Frutarom Industries (1995), Ltd........        21,700         26,798
 Gachelet Invetment Co., Ltd............           653         17,561
 Granite Hacarmel Investments, Ltd......        19,200         26,437
 *Hadar Insurance Co., Ltd..............        33,347         89,538
 Housing & Construction Holding Co.,
   Ltd..................................       280,760        192,872
 Industrial Building Corp., Ltd.........        70,900         54,655
 *Israel General Bank, Ltd..............         3,222         84,501
 *Israel Land Development Co., Ltd......        26,000         69,251
 Israel Petrochemical Enterprises,
   Ltd..................................        32,500         78,383
 *Israel Salt Industries................        38,139         97,235
 *J.O.E.L. Jerusalem Oil Exploration,
   Ltd..................................         6,178         11,165
 *Kardan International, Ltd.............        38,700         76,517
 *Knafaim-Arkia Holdings, Ltd...........         7,659         40,256
 *Leader Underwriters, Ltd..............        11,500          9,006
 *Lipman Electronic Engineering, Ltd....         7,269        138,561
 *Magic Software Enterprises, Ltd.......        24,908         29,635
 Maman Cargo Terminals & Handling,
   Ltd..................................        33,600         27,904
 *Mashov Computer.......................         1,604            523
 *Matav Cable Israel....................        20,113        118,350
 *Mehadrin, Ltd.........................         3,887         39,974
 *Metalink, Ltd.........................        13,087         35,139
 Middle East Tube Co....................        19,000         13,490
 *Miloumor, Ltd.........................        12,658         29,929
 Mivtach Shamir Holdings, Ltd...........        12,000         55,017
 *Mul-t-lock, Ltd.......................        20,500         94,385
 *Naphtha Israel Petroleum Corp.........       105,630          4,522
 *Nice Systems, Ltd.....................         8,600         88,757
 *OCIF Investments and Development,
   Ltd..................................         1,100         10,638
 *Ormat Industries, Ltd.................        54,000        107,814
 Property and Building Corp., Ltd.......         2,894        151,549
 Rapac Electronics, Ltd.................         6,000          7,255
 Rapac Technologies (2000), Ltd.........         6,000          7,100
 *Retalix, Ltd..........................         7,900         87,022
 *Shrem Fudim Kelner & Co., Ltd.........         6,600         11,360
 *Suny Electronic Inc., Ltd.............        16,900         52,322
 *Tadiran Communications, Ltd...........         7,595        119,121
 Team Computer & Systems, Ltd...........         1,400         16,054
 *Tefahot Israel Mortgage Bank, Ltd.....        33,330        260,444
 *Tower Semiconductor, Ltd..............        12,672         63,824

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                             SHARES         VALUE+
                                             ------         ------
 *Union Bank of Israel, Ltd.............        46,264    $   102,521
 *Ytong Industries, Ltd.................        52,500         47,248
                                                          -----------
TOTAL -- ISRAEL
  (Cost $5,274,724).....................                    4,512,667
                                                          -----------
THAILAND -- (9.2%)
COMMON STOCKS -- (9.2%)
 *Adkinson Securities Public Co., Ltd.
   (Foreign)............................       138,150         36,844
 *Advance Agro Public Co., Ltd.
   (Foreign)............................       809,000        268,767
 *Amarin Plaza Public Co., Ltd.
   (Foreign)............................         8,880          2,572
 *Aromatics (Thailand) Public Co., Ltd.
   (Foreign)............................       284,000         31,733
 Bangkok Expressway Public Co., Ltd.
   (Foreign)............................     1,170,400        411,705
 *Bangkok Land Public Co., Ltd.
   (Foreign)............................        65,200          5,516
 *Bangkok Rubber Public Co., Ltd.
   (Foreign)............................        14,600          2,132
 Banpu Public Co., Ltd. (Foreign).......       133,600        105,971
 *Big C Supercenter Public Co., Ltd.
   (Foreign)............................        87,000         39,605
 *Capetronic International (Thailand)
   Public Co., Ltd. (Foreign)...........     1,020,399         20,176
 Capital Nomura Securities Public Co.,
   Ltd. (Foreign).......................        46,000         41,246
 *Central Paper Industry Public Co.,
   Ltd. (Foreign).......................        19,800            956
 Central Plaza Hotel Public Co., Ltd.
   (Foreign)............................        39,500         24,066
 *Ch Karnchang Public Co., Ltd.
   (Foreign)............................        62,800         19,492
 Compass East Ind-Foreign...............       122,000         84,148
 Eastern Water Resources Development &
   Management Public Co., Ltd.
   (Foreign)............................        90,100         65,252
 *Five Stars Property Public Co., Ltd.
   (Foreign)............................         8,360          1,317
 GMM Grammy Public Co., Ltd.
   (Foreign)............................       460,000        208,346
 *Golden Land Property Development
   Public Co., Ltd. (Foreign)...........        99,416         24,685
 Hana Microelectronics Public Co., Ltd.
   (Foreign)............................        61,900         99,621
 *Hemaraj Land and Development Public
   Co., Ltd. (Foreign)..................       232,500         32,607
 *International Broadcasting Corp.
   Public Co., Ltd. (Foreign)...........        11,270          4,431
 International Cosmetics Public Co.,
   Ltd. (Foreign).......................        15,500         78,400
 *International Engineering Public Co.,
   Ltd. (Foreign).......................         2,000            313
 *Jasmine International Public Co., Ltd.
   (Foreign)............................       350,000         18,508
 *K.R. Precision Public Co., Ltd.
   (Foreign)............................       320,598         17,985
 *KCE Electronics Public Co., Ltd.
   (Foreign)............................        20,400         26,265
 *KGI Securities One Public Co., Ltd.
   (Foreign)............................       383,146         38,407
                                             SHARES         VALUE+
                                             ------         ------
 Kang Yong Electric Public Co., Ltd.
   (Foreign)............................         7,200    $     8,525
 *LPN Development Public Co., Ltd.
   (Foreign)............................        33,220         19,667
 Laguna Resorts & Hotels Public Co.,
   Ltd. (Foreign).......................        32,200         33,314
 *Loxley Public Co., Ltd. (Foreign).....        95,812         20,046
 *MK Real Estate Development Public Co.,
   Ltd. (Foreign).......................         2,925          1,002
 *Media of Medias Public Co., Ltd.
   (Foreign)............................         9,100            858
 Muramoto Electronic (Thailand) Public
   Co., Ltd. (Foreign)..................         9,900         30,955
 Mutual Fund Public Co., Ltd.
   (Foreign)............................           500            948
 *Nation Multimedia Group Public Co.,
   Ltd. (Foreign).......................       146,259         39,343
 National Petrochemical Public Co., Ltd.
   (Foreign)............................       447,300        478,203
 *Pacific Assets Public Co., Ltd.
   (Foreign)............................       141,000         20,747
 *Padaeng Industry Public Co., Ltd.
   (Foreign)............................        73,800         19,682
 *Patum Rice Mill & Granary Public Co.,
   Ltd. (Foreign).......................         5,500          3,161
 *Pizza Public Co., Ltd. (Foreign)......        13,258         14,822
 *Prasit Development Public Co., Ltd.
   (Foreign)............................        29,700          1,024
 *Quality Houses Public Co., Ltd.
   (Foreign)............................       234,000         46,267
 Regional Container Lines Public Co.,
   Ltd. (Foreign).......................        37,400         41,274
 *Robinson Department Store Public Co.,
   Ltd. (Foreign).......................        24,700          2,010
 Saha Pathana Inter-Holding Public Co.,
   Ltd. (Foreign).......................        35,000         62,363
 Saha-Union Public Co., Ltd. (Foreign)..       279,500        111,813
 *Sahaviriya Steel Industries Public
   Co., Ltd. (Foreign)..................       772,100        143,787
 *Samart Corp. Public Co., Ltd.
   (Foreign)............................        32,600          7,120
 Sammakorn Public Co., Ltd. (Foreign)...         7,500          3,897
 *Semiconductor Ventures International
   Public Co., Ltd......................       122,266         19,818
 Serm Suk Public Co., Ltd. (Foreign)....         1,000          4,690
 Siam Food Products Public Co., Ltd.
   (Foreign)............................         9,000         14,484
 *Siam Industrial Credit Public Co.,
   Ltd..................................       352,862         62,062
 *Sino-Thai Engineering & Construction
   Public Co., Ltd. (Foreign)...........        29,000          3,267
 Sri Trang Agro Industry Public Co.,
   Ltd. (Foreign).......................        20,331         12,387
 *Srithai Superware Public Co., Ltd.
   (Foreign)............................        16,400          2,884
 *Standard Chartered Nakornthon Bank
   Public Co., Ltd. (Foreign)...........            54          4,097
 *Sun Tech Group Public Co., Ltd.
   (Foreign)............................        27,200          1,751
 *Supalai (Forign)......................       173,000         12,967
 *TCJ Motor Public Co., Ltd. (Foreign)..         7,300          4,062
 *TISCO Finance Public Co., Ltd.
   (Foreign)............................       745,900        404,718

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CONTINUED

                                             SHARES         VALUE+
                                             ------         ------
 *TPI Polene Public Co., Ltd.
   (Foreign)............................       458,476    $   141,248
 *Tanayong Public Co., Ltd. (Foreign)...       261,000          6,001
 Thai German Ceramic Industry Public
   Co., Ltd. (Foreign)..................        11,100          9,825
 *Thai Gypsum Public Co., Ltd...........       650,000         54,098
 *Thai Pineapple Public Co., Ltd.
   (Foreign)............................        12,200          6,956
 Thai Plastic and Chemicals Public Co.,
   Ltd. (Foreign).......................        40,500         72,163
 Thai Reinsurance Public Co., Ltd.
   (Foreign)............................        34,740         27,556
 Thai Rung Union Ca-Foreign.............       165,000         29,210
 Thai Stanley Electric (Thailand) Public
   Co., Ltd. (Foreign)..................        16,000         43,775
 *Thai Telephone & Telecommunication
   Public Co., Ltd. (Foreign)...........     1,020,000         53,937
 Thai Union Frozen Products Public Co.,
   Ltd. (Foreign).......................       678,520        287,039
 Thai Vegetable Oil-Foreign.............        88,000         24,683
 Thai Wacoal Public Co., Ltd............         7,800         33,535
 *Tipco Asphalt Public Co., Ltd.
   (Foreign)............................        95,200         56,908
 *Tuntex (Thailand) Public Co., Ltd.
   (Foreign)............................       126,728         10,372
 United Palm Oil Industry Public Co.,
   Ltd..................................        21,000         18,588
 Vanachai Group Co-Foreign..............       221,000         45,221
 *Vinythai Public Co., Ltd. (Foreign)...       820,604        183,006
                                                          -----------
TOTAL COMMON STOCKS
  (Cost $4,834,910).....................                    4,473,202
                                                          -----------
RIGHTS/WARRANTS -- (0.0%)
 *Adkinson Securities Public Co., Ltd.
   Rights 2002-2005.....................        69,075              0
 *Adkinson Securties Public Co., Ltd.
   Rights 2005..........................        69,075              0
 *Nation Multimedia Group Public Co.,
   Ltd. Warrants 08/22/07...............        36,564          2,455
                                                          -----------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                        2,455
                                                          -----------
TOTAL -- THAILAND
  (Cost $4,834,910).....................                    4,475,657
                                                          -----------
INDONESIA -- (8.6%)
COMMON STOCKS -- (8.6%)
 *PT Apac Centretex Corporation Tbk.....       122,000          1,427
 *PT Argha Karya Prima Industry Tbk.....        90,666          1,616
 *PT Artha Graya Investama Sentral
   Tbk..................................     4,773,000         37,216
 PT Asahimas Flat Glass Co., Ltd........     1,048,000        115,277
 PT Astra Agro Lestari Tbk..............     6,656,000        926,761
 *PT Astra Graphia Tbk..................     3,165,000         88,137
 *PT Bank Internasional Indonesia Tbk...         5,000             28
 *PT Batu Buana.........................        77,715            628
 PT Berlian Laju Tanker Tbk.............     6,596,600        349,026
 PT Bhakti Investama Tbk................     7,976,500        297,647
 *PT Branta Mulia Tbk...................        66,000          3,676
 *PT Budi Acid Jaya Tbk.................     1,449,000         16,140
 PT Charoen Pokphand Indonesia Tbk......     2,814,500        115,997
 *PT Ciputra Development Tbk............       161,250          1,078
 *PT Citra Marga Nusaphala Persada......     6,184,500        268,667
                                             SHARES         VALUE+
                                             ------         ------
 PT Dankos Laboratories.................     2,848,400    $   117,394
 *PT Davomas Adabi Tbk..................       104,000            927
 *PT Dharmala Intiland..................       277,400            927
 *PT Eterindo Wahanatama Tbk............       397,000          2,211
 PT Ever Shine Textile Tbk..............     4,029,640        130,169
 *PT Gajah Tunggal Tbk..................       236,000          5,783
 *PT Great River International..........        93,000          4,351
 *PT GT Petrochem Industries Tbk........       918,000          8,692
 *PT Hero Supermarket Tbk...............        33,000          3,354
 *PT Indal Aluminium Industry...........        47,000            628
 *PT Indorama Synthetics Tbk............     1,453,000         66,358
 *PT International Nickel Indonesia
   Tbk..................................       488,000        189,574
 *PT Jakarta International Hotel and
   Development Tbk......................       395,000         21,449
 *PT Kalbe Farma Tbk....................    12,953,800        375,159
 *PT Karwell Indonesia..................       138,000          4,496
 *PT Kawasan Industry Jababeka Tbk......        47,000            236
 *PT Keramika Indonesia Assosiasi Tbk...       100,000          1,949
 PT Komatsu Indonesia Tbk...............       860,000         71,846
 PT Lautan Luas Tbk.....................       319,000          6,218
 PT Matahari Putra Prima Tbk Foreign....     2,609,000        142,402
 PT Mayorah Indah.......................     1,711,000         65,753
 PT Medco Energi International Tbk......       240,000         29,407
 PT Metrodata Electronics Tbk...........     3,981,000         53,213
 *PT Modern Photo Tbk...................        40,000          1,760
 *PT Mulia Industrindo..................       542,000          8,150
 *PT Mutlipolar Corporation Tbk.........       730,000         13,417
 *PT Pakuwon Jati Tbk...................        63,000            491
 *PT Panasia Indosyntec Tbk.............        79,000          1,958
 *PT Prasidha Aneka Niaga Tbk...........        84,000          1,170
 PT Pudjiadi Prestige, Ltd. Tbk.........        45,500            608
 *PT Putra Sejahtera Pioneerindo........        29,000          1,373
 PT Selamat Sempurna Tbk................       384,000         59,883
 *PT Semen Cibinong Tbk.................       702,000         11,729
 *PT Sinar Mas Agro Resources and
   Technology Tbk.......................        87,792          6,479
 PT Sunson Textile Manufacturer Tbk.....       343,000          4,585
 *PT Surabaya Agung Industri Pulp &
   Paper................................        64,500            467
 *PT Surya Dumai Industri Tbk...........     3,298,500        138,701
 *PT Suryamas Dutamakmur................       125,000            418
 PT Tempo Scan Pacific..................       471,500        212,707
 *PT Texmaco Jaya Tbk...................        93,000         30,560
 PT Timah Tbk...........................     1,006,000         33,057
 PT Tunas Ridean Tbk....................     1,987,000         54,226
 *PT Ultrajaya Milk Industry & Trading
   Co...................................       260,000         17,377
 PT Unggul Indah Corp. Tbk..............        48,239          5,239
 *PT United Tractors....................       627,200         18,165
 *PT Wicaksana Overseas International...        28,560            270
 Trimegah Sec...........................     7,087,000         32,229
                                                          -----------
TOTAL COMMON STOCKS
  (Cost $5,904,558).....................                    4,180,836
                                                          -----------
RIGHTS/WARRANTS -- (0.0%)
 *Pudjiadi Prestige, Ltd. Rights
   01/01/03
   (Cost $0)............................        67,022              0
                                                          -----------
TOTAL -- INDONESIA
  (Cost $5,904,558).....................                    4,180,836
                                                          -----------

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CONTINUED

                                             SHARES         VALUE+
                                             ------         ------
BRAZIL -- (8.2%)
PREFERRED STOCKS -- (6.4%)
 *Acesita SA............................   322,265,315    $    71,566
 Alpargatas-Santista Textil SA..........       300,000         23,441
 Banco Mercantil do Brasil SA...........       130,000          8,911
 Brasileira de Petroleo Ipiranga........    25,800,000         50,928
 Caemi Mineracao e Metalurgia SA........     1,270,000        188,016
 Cimento Portland Itau..................     1,670,000        215,198
 Companhia Siderurgica Paulista Cosipa
   CSI..................................       107,000          8,801
 Confab Industrial SA...................        85,000         98,109
 Coteminas Cia Tecidos Norte de Minas...     2,287,102        140,763
 Distribuidora de Produtos Petreleo
   Ipirangi SA..........................     3,900,000         19,781
 Duratex SA.............................     4,400,000         59,109
 ENERSUL Empresa Energetjica de Mato
   Grosso do Sul SA Series B............    13,156,000         30,749
 Energetica do Ceara Coelce.............    72,000,000         54,086
 *Forca Luz Cataguazes Leopoldina
   Series A.............................    23,400,000          7,891
 Francisco Stedile SA Series A..........    20,200,000          7,199
 Globex Utilidades SA...................        18,000         27,191
 *Globex Utilidades SA..................         7,268          6,077
 Gradiente Eletronica SA................         2,600          4,990
 *Industria de Bebidas Antarctica Polar
   SA...................................        23,000         16,552
 *Industrias Villares SA................        58,000              9
 *Inepar SA Industria e Construcoes.....     9,900,001          1,710
 Kablin SA..............................       422,000        115,696
 Lojas Americanas SA....................    36,890,369         71,303
 *Magnesita SA Series A.................    20,500,000         24,336
 Marcopolo SA...........................        64,000         76,326
 Metal Leve SA..........................     2,500,000         39,068
 Metalurgica Gerdau SA..................     9,225,694        120,902
 Oxiteno SA Industria e Comercio........        12,160         55,174
 *Paranapanema SA.......................     6,200,000          1,615
 Perdigao SA NPV........................        36,000        115,871
 *Randon Participacoes SA...............    51,000,000         15,940
 *Rasip Agro Pastoril SA................    51,000,000          2,097
 Refinaria de Petroleo Ipiranga SA......     3,600,000          5,922
 Sadia SA...............................       345,000        109,719
 Serrana SA.............................        16,388          6,650
 *Sharp SA Equipamentos Eletronicos.....    30,200,000            166
 Siderurgica Belgo-Mineira..............     3,410,000        322,537
 Siderurgica de Tubarao Sid Tubarao.....    19,700,000        188,494
 Siderurgica Paulista Casipa Series B..            535            832
 Suzano de Papel e Celulose.............        66,383         83,718
 *Suzano Petroquimica SA................        30,000         11,679
 Tele Celular Sul Participacoes SA......   150,000,000        111,446
 Tele Leste Celular Participacoes SA....   369,666,572         42,566
 *Tele Norte Celular Participacoes SA...    81,505,027          6,927
 Telemig Celular Participacoes SA.......   263,400,000        213,754
 Telenordeste Celular Participacoes
   SA...................................   230,000,000        168,993
 *Varig Participacoes Em Transportes....       122,026            836
 *Varig Particpacoes Em Servicos........       116,823             73
 *Varig SA Viacao Aerea Riograndense....        16,000          5,264
 Weg SA.................................       165,000        137,972
                                                          -----------
TOTAL PREFERRED STOCKS
  (Cost $4,152,453).....................                    3,096,953
                                                          -----------
                                             SHARES         VALUE+
                                             ------         ------
COMMON STOCKS -- (1.8%)
 *Acos Especiais Itabira-Acesita Aces...    42,900,000    $     8,351
 *Acos Villares SA Avil.................       120,000            921
 Avipal SA Avicultura e Agropecua.......    15,900,000         10,244
 Bahia Sul Celulose SA..................       260,593         17,861
 Copene-Petroquimica do Nordeste SA
   Series A.............................       870,000         46,750
 Electropaulo Electrecidade
   Metropolitana........................    12,300,000         79,078
 Embraco SA.............................       230,000        115,394
 *Embratel Participacoes SA.............   163,800,000        132,477
 *Empressa Metropolitanade Aguas e
   Energia SA...........................     5,000,000          7,814
 Eternit SA.............................       120,000          8,356
 Metalurgica Gerdau.....................       323,038          4,428
 *Net Servicos de Communication SA......       126,500         13,873
 *Rhodia Ster SA........................       640,780         17,568
 Ripasa SA Papel e Celulose.............       245,000         85,305
 Sao Paulo Alpargatas SA................       510,000         19,574
 *Saraiva Livreiros Editores............         4,000          9,870
 Tele Centro Oeste Celular Participacoes
   SA...................................   180,900,000        234,588
 *Trikem S.A............................    19,000,000         31,515
 Uniao des Industrias Petroquimicas SA
   Series B.............................       186,000         53,034
                                                          -----------
TOTAL COMMON STOCKS
  (Cost $1,412,949).....................                      897,001
                                                          -----------
TOTAL -- BRAZIL
  (Cost $5,565,402).....................                    3,993,954
                                                          -----------
MALAYSIA -- (7.9%)
COMMON STOCKS -- (7.9%)
 Affin Holdings Berhad..................       169,500         46,836
 Amalgamated Industrial Steel Berhad....        10,000          1,132
 Amway (Malaysia) Holdings Berhad.......        24,000         36,474
 *Anson Perdana Berhad..................        10,000            737
 Antah Holding Berhad...................        23,000          1,634
 *Aokam Perdana Berhad..................           733             12
 *Arab Malaysia Corp. Berhad............       167,000         42,409
 Arab Malaysia Finance Berhad...........        69,000         73,358
 *Arab Malaysian Development Berhad.....        58,000          3,358
 *Asas Dunia Berhad.....................        16,000          2,421
 *Asia Pacific Land Berhad..............        70,000          4,789
 Asiatic Development Berhad.............       118,000         41,300
 Austral Enterprises Berhad.............        31,000         23,658
 *Avenue Assets Berhad..................        12,000          1,168
 Ayer Hitam Planting Syndicate Berhad...         6,000          4,026
 Bandar Raya Developments Berhad........        76,000         23,200
 Batu Kawan Berhad......................        46,000         62,342
 Berjaya Land Berhad....................       133,000         29,750
 Bernas Padiberas Nasional Berhad.......        78,000         27,300
 Bimb Holdings Berhad...................       134,600         49,944
 Bintai Kinden Corp. Berhad.............        16,000         21,895
 Bolton Properties Berhad...............        18,000          3,932
 Boustead Holdings Berhad...............        48,000         22,105
 *CCM Bioscience Berhad.................         1,250            100
 Cahya Mata Sarawak Berhad..............        66,000         33,000
 *Camerlin Group Berhad.................        58,000         21,063
 Carlsberg Brewery Malaysia Berhad......        22,000         62,526
 Cement Industries of Malaysia Berhad...        13,000          8,005

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                             SHARES         VALUE+
                                             ------         ------
 Chemical Co. of Malaysia Berhad........       102,000    $    40,263
 Chin Teck Plantations Berhad...........        15,000         19,184
 Courts Mammoth Berhad..................        45,000         35,408
 Cycle & Carriage Bintang Berhad........        15,000         17,408
 DMIB Berhad............................        30,000         10,579
 DNP Holdings Berhad....................        34,000          5,637
 *Damansara Realty Berhad...............        65,000          1,539
 Datuk Keramik Holdings Berhad..........        24,000          1,768
 Diperdana Corp. Berhad.................         3,000          1,086
 Diversified Resources Berhad...........       142,000         71,000
 Edaran Otomobil Nasional Berhad........        18,000         63,947
 Esso Malaysia Berhad...................        43,000         22,632
 Europlus Berhad........................        18,000          2,463
 *FCW Holdings Berhad...................        16,000          1,474
 *Faber Group Berhad....................        16,000          1,074
 Federal Flour Mills Berhad.............        20,000         26,211
 Fraser & Neave Holdings Berhad.........        40,500         36,237
 Globetronics Technology Berhad.........        17,000         22,592
 *Golden Plus Holdings Berhad...........        16,000          2,232
 *Gopeng Berhad.........................        17,000          1,611
 Guiness Anchor Berhad..................        44,000         41,221
 Guthrie Ropel Berhad...................        11,000          8,366
 *HLG Capital Berhad....................        12,000          3,189
 Hap Seng Consolidated Berhad...........        67,000         35,439
 Highlands and Lowlands Berhad..........        40,000         30,947
 Hong Leong Industries Berhad...........        47,000         57,884
 Hong Leong Properties Berhad...........       112,000         16,358
 Hume Industries (Malaysia) Berhad......        34,666         22,168
 Hwang-DBS (Malaysia) Berhad............        49,000         18,955
 IGB Corp. Berhad.......................       174,250         40,811
 IJM Corp. Berhad.......................        56,000         72,800
 *Insas Berhad..........................        56,000          4,789
 Island & Peninsular Berhad.............        57,000         33,675
 Jaya Tiasa Holdings Berhad.............        41,000         37,763
 *Johan Holdings Berhad.................        30,000          2,250
 K & N Kenanga Holdings Berhad..........        97,000         21,697
 KFC Holdings (Malaysia) Berhad.........        29,000         29,534
 *Kamunting Corp. Berhad................        40,000          5,053
 Keck Seng (Malaysia) Berhad............        23,000          7,808
 Kian Joo Can Factory Berhad............        43,500         23,467
 *Kretam Holdings Berhad................        30,000          2,743
 Kuala Sidim Berhad.....................        31,000         33,121
 Kulim Malaysia Berhad..................        53,000         35,705
 Ladang Perbadanan-Fima Berhad..........        11,000          7,526
 Landmarks Berhad.......................        78,000          7,800
 *Leader Universal Holdings Berhad......        69,000          9,261
 Lingkaran Trans Kota Holdings Berhad...       130,500         90,320
 Lingui Development Berhad..............        80,000         24,000
 MAA Holdings Berhad....................        27,733         30,944
 *MBF Holdings Berhad...................       106,000          5,718
 MBM Resources Berhad...................        41,666         28,508
 MUI Properties Berhad..................        75,200          6,036
 Malayan Cement Berhad..................        65,750         13,323
 Malayawata Steel Berhad................        21,000         10,500
 *Malaysia Building Society Berhad......        35,000          3,638
 Malaysia Industrial Development Finance
   Berhad...............................       133,000         27,300
 Malaysia Mining Corp. Berhad...........       181,000         95,263
 Malaysian Mosaics Berhad...............        40,500         12,789
 Malaysian National Reinsurance
   Berhad...............................        36,000         25,721
                                             SHARES         VALUE+
                                             ------         ------
 Malaysian Oxygen Berhad................        20,000    $    53,158
 *Malaysian Plantations Berhad..........       117,000         27,249
 *Malaysian Resources Corp. Berhad......       142,000         34,566
 *Mancon Berhad.........................        12,000          2,747
 Maruichi Malaysia Steel Tube Berhad....        16,000         11,621
 Matsushita Electric Co. (Malaysia)
   Berhad...............................         5,984         13,858
 *Mulpha International Berhad...........       133,750         14,079
 *Multi-Purpose Holdings Berhad.........       125,000         41,776
 *Naluri Berhad.........................       110,000         24,316
 *Nam Fatt Berhad.......................         9,000          1,445
 Negara Properties (Malaysia) Berhad....         5,000          4,618
 *New Straits Times Press (Malaysia)
   Berhad...............................        34,000         31,853
 Northport Corporation Berhad...........        72,000         33,158
 Nylex (Malaysia) Berhad................        12,000          1,958
 OSK Holdings Berhad....................        37,333         13,656
 Osk Property Holdings Berhad...........         3,393            857
 Oyl Industries Berhad..................        17,333         92,140
 *Pan Pacific Asia Berhad...............        12,000            284
 *Panglobal Berhad......................        14,000          6,963
 *Parit Perak Holdings Berhad...........        13,000            222
 Peladang Kimia Berhad..................        14,000          3,095
 Pelangi Berhad.........................       106,000         16,737
 Perlis Plantations Berhad..............        53,333         55,579
 *Pernas International Holdings Berhad..        71,000         10,837
 Petaling Garden Berhad.................        94,000         27,334
 Phileo Allied Berhad...................        54,000         19,753
 *Pilecon Engineering Berhad............        42,000          1,989
 *Prime Utilities Berhad................         3,000            892
 *Promet Berhad.........................        52,000          3,968
 Public Finance Berhad..................        48,000         92,211
 *Puncak Niaga Holdings Berhad..........        70,000         43,658
 RHB Sakura Merchant Bankers Berhad.....        54,000         57,126
 RJ Reynolds Berhad.....................        38,000         37,200
 Ramatex Berhad.........................        68,000         51,895
 *Rashid Hussain Berhad.................        47,000         13,111
 *Rekapacific Berhad....................        55,000          6,658
 Road Builders (Malaysia) Holdings
   Berhad...............................        72,000         64,800
 SCB Developments Berhad................        24,000         25,832
 SP Settia Berhad.......................        80,100         51,433
 *SRI Hartemas Berhad...................        65,000          7,099
 Sapura Telecommunications Berhad.......        32,000         13,474
 *Saship Holdings Berhad................        23,000          5,387
 Selangor Properties Berhad.............        89,000         42,861
 Shell Refining Co. Federation of
   Malaysia Berhad......................        44,000         38,905
 Sime UEP Properties Berhad.............        84,000         87,758
 Southern Bank Berhad (Foreign).........       188,750         90,401
 *Southern Steel Berhad.................        45,000         13,618
 Star Publications (Malaysia) Berhad....        44,000         64,842
 *Sunway City Berhad....................        80,000         14,000
 *Sunway Holdings, Inc. Berhad..........        63,000          4,476
 Ta Ann Holdings Berhad.................        20,000         31,053
 Ta Enterprise Berhad...................       243,000         34,851
 Talam Corp. Berhad.....................        14,000          3,205
 *Tan & Tan Developments Berhad.........        77,000         17,528
 Tan Chong Motor Holdings Berhad........        98,000         27,337
 Tasek Cement Berhad....................        37,000         22,395
 *Techno Asia Holdings Berhad...........        20,000          1,632

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                             SHARES         VALUE+
                                             ------         ------
 Tradewinds (Malaysia) Berhad...........        49,000    $    24,113
 UMW Holdings Berhad....................        54,800        100,226
 Union Paper Holdings Berhad............        70,000         17,776
 Unisem (M) Berhad......................        21,000         38,132
 United Malacca Rubber Estates Berhad...        13,500         11,297
 United Malayan Land Berhad.............        13,000          3,447
 United Plantations Berhad..............        33,000         36,995
 WTK Holdings Berhad....................        34,500         44,033
 *Wing Tiek Holdings Berhad.............         8,000          1,874
 Worldwide Holdings Berhad..............        16,000          6,316
                                                          -----------
TOTAL COMMON STOCKS
  (Cost $5,471,730).....................                    3,816,872
                                                          -----------
PREFERRED STOCKS -- (0.0%)
 *ICPS 2002/2007 Preferred Shares
   (Cost $7,174)........................        38,500          6,028
                                                          -----------
TOTAL -- MALAYSIA
  (Cost $5,478,904).....................                    3,822,900
                                                          -----------
MEXICO -- (7.7%)
COMMON STOCKS -- (7.7%)
 *Abaco Grupo Financiero S.A. de C.V.
   Series B.............................       108,000              0
 *Biper S.A. de C.V. Series B...........       134,885          3,620
 *Bufete Industrial S.A. (Certificates
   representing 3 shares Series L & 1
   share Series B)......................        24,000              0
 *Cintra S.A. de C.V....................       137,000         50,020
 *Consorcio Ara S.A.....................       265,000        418,394
 *Corporacion Geo S.A. de C.V.
   Series B.............................        80,000        154,727
 *Corporacion Interamericana de
   Entramiento S.A. de C.V. Series B....       247,069        416,902
 Desc S.A. de C.V. Series B.............       255,100        100,691
 *Empaques Ponderosa S.A. de C.V.
   Series B.............................       206,000         17,278
 *Empresas ICA Sociedad Controladora
   S.A. de C.V..........................       501,450         70,264
 *Empresas la Moderna S.A. de C.V.
   Series A.............................       377,000        208,329
 *Farmacias Benavides S.A. de C.V.
   Series B.............................        54,000         10,657
 *Gruma S.A. de C.V. Series B...........       138,000        133,520
 *Grupo Casa Saba SA de C.V.............       104,000         84,666
 Grupo Cementos de Chihuahua, S.A. de
   C.V..................................       185,000        133,447
 Grupo Corvi S.A. de C.V. Series L......       100,000         23,929
 *Grupo Financiero GBM Atlantico S.A. de
   C.V. Series L........................        25,615              0
 Grupo Industrial Alfa S.A. Series A....       233,000        379,367
 Grupo Industrial Maseca S.A. de C.V.
   Series B.............................       386,000        148,550
 Grupo Industrial Saltillo Unique
   Series...............................        48,600         71,552
 *Grupo Iusacell S.A. de C.V.
   Series V.............................       728,100         35,924
 *Grupo Posadas S.A. de C.V. Series L..        199,000         73,638
 *Grupo Qumma SA de C.V. Series B.......       103,000          1,321
 *Grupo Tmm Class 'A' Shares............        24,000        161,764
 *Grupo Tribasa S.A. de C.V.............        64,000              0
 Herdez Common Series...................       107,000         43,290
 *Hylsamex S.A. de C.V. Series B........        82,000         52,474
                                             SHARES         VALUE+
                                             ------         ------
 Industrias Bachoco S.A. de C.V.
   (Certificate Representing Series B
   and Series L)........................        50,000    $    70,061
 Industrias Penoles S.A. de C.V.........       136,200        216,383
 *Industrias S.A. de C.V. Series B......        33,000         66,756
 *Jugos del Valle S.A. de C.V.
   Series B.............................        37,900         43,009
 Nadro S.A. de C.V. Series B............       242,967        119,877
 *Sanluis Corporacion S.A. de
   C.V.(Certificates representing 1
   share Series B, 1 share Series C & 1
   share Series D)......................        67,000         16,132
 Tubos de Acero de Mexico S.A...........       110,000        201,352
 Vitro S.A..............................       234,000        184,725
                                                          -----------
TOTAL COMMON STOCKS
  (Cost $5,371,660).....................                    3,712,619
                                                          -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Mexican Peso
   (Cost $8,636)........................                        7,762
                                                          -----------
RIGHTS/WARRANTS -- (0.0%)
 *Farmacias Benavida S.A. de C.V. Rights
   12/28/02
   (Cost $0)............................        54,000              0
                                                          -----------
TOTAL -- MEXICO
  (Cost $5,380,296).....................                    3,720,381
                                                          -----------
HUNGARY -- (5.1%)
COMMON STOCKS -- (5.1%)
 Danubius Hotel & Spa RT................        39,276        576,863
 Delmagyarorszagi Aramszolgaltato Demasz
   RT...................................        10,369        494,630
 *Fotex First Hungarian-American Photo
   Service Co...........................       269,987        147,997
 Globus Konzer..........................         2,000         26,362
 *Mezogazdasagi Gepgyarto
   Reszvenytarsasag (Mezogep)...........        27,583        131,578
 *North American Business Industries
   RT...................................        17,753        254,060
 Pannonplast P.L.C......................        24,514        142,583
 Primagaz Hungaria Co., Ltd.............         5,076         43,755
 Raba Hungarian Railway Carriage &
   Machine Works........................        63,651        271,671
 *Synergon Information Systems Ltd.,
   Budapest.............................        30,190         79,082
 Tiszantuli Aramszolgaltato RT Titasz,
   Debrecen.............................         1,801         53,394
 *Zalakeramia, Ltd......................        33,689        213,569
 Zwack Unicum Liqueur Industry & Trading
   Co., Ltd.............................         1,100         32,220
                                                          -----------
TOTAL -- HUNGARY
  (Cost $2,878,964).....................                    2,467,764
                                                          -----------
POLAND -- (3.7%)
COMMON STOCKS -- (3.7%)
 *Amica Wronki SA.......................        11,095         99,563
 *Budimex SA............................        28,076        212,862
 *Cersanit-Krasnystaw SA................        14,414        148,695
 *Computerland SA.......................         7,136        159,825
 Debica SA..............................        17,528        210,012
 *Echo Investment SA....................         5,985         53,410
 *Farmacol SA...........................         8,059         60,099
 *Huta Ferrum SA........................         3,168            788

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                             SHARES         VALUE+
                                             ------         ------
 *Impexmetal SA.........................         8,667    $    16,158
 *Kutnowskie Zaklady Farmaceutyczne
   Polfa SA.............................         1,889         63,391
 Lentex SA..............................         6,678         27,058
 *Mostostal Export SA...................        42,087         13,810
 *Mostostal Warszawa SA.................         7,600         17,853
 *Mostostal Zabrze Holding SA...........        18,293          6,093
 *Ocean Company SA......................         8,530            361
 *Optimus Technologie...................         7,500         12,118
 Orbis SA...............................        25,000        113,414
 *Polifarb Cieszyn Wroclaw SA...........        40,825         72,560
 *Polska Grupa Farmaceutyczna SA........        13,463         97,387
 *Prosper SA............................         6,580         10,223
 Przedsiebiorstwo Farmaceutyczne JELFA
   SA...................................         8,635        104,533
 *Przedsiebiorstwo Telekomunikacyjne
   Szeptel A.S..........................        16,774          6,296
 *Raciborska Fabryka Kotlow SA..........         7,076          7,563
 *Softbank SA...........................        22,105         58,245
 *Sokolowskie Zaklady Miesne SA.........        94,182         50,569
 *Stalexport SA.........................        11,514          4,522
 Zaklady Metali Lekkich Kety SA.........        11,550        144,990
                                                          -----------
TOTAL -- POLAND
  (Cost $2,065,223).....................                    1,772,398
                                                          -----------
PHILIPPINES -- (3.2%)
COMMON STOCKS -- (3.2%)
 Alaska Milk Corp.......................     1,404,000         56,134
 *Alsons Cement Corp....................       391,000          1,826
 *Bacnotan Consolidated Industries,
   Inc..................................       122,234         23,979
 *Bankard, Inc..........................       412,000          7,890
 *Belle Corp............................     9,347,000         64,613
 *C & P Homes, Inc......................     6,477,000         16,639
 *Digital Telecommunications
   (Philippines), Inc...................     7,023,000         55,108
 *EEI Corp..............................     1,108,000          5,382
 *East Asia Power Resources Corp........     1,185,250          5,315
 *Fil-Estate Land, Inc..................     3,170,700          8,886
 *Filinvest Land, Inc...................     6,638,050        110,376
 *Global Equities, Inc..................       886,462            869
 *Guoco Holdings (Philippines), Inc.....     2,920,000          2,728
 *House of Investments, Inc.............       732,000          7,248
 International Container Terminal
   Services, Inc........................     2,313,837        101,156
 Ionics Circuits, Inc...................       769,825         12,944
 Kepphil Shipyard, Inc..................       610,000          4,217
 La Tondena Distillers, Inc.............       372,000        236,301
 *Lepanto Consolidated Mining Co.
   Series B.............................     1,925,000          6,114
 MUI Resources (Philippines), Inc.......     1,759,970         17,263
 *Mabuhay Holdings Corp.................       516,000          1,542
 *Macroasia Corp........................     2,237,500         20,692
 *Manila Jockey Club, Inc...............        54,426          7,372
 *Megaworld Properties & Holdings,
   Inc..................................    13,933,500        153,587
 *Metro Pacific Corp....................    21,463,860         62,156
 *Negros Navigation Co., Inc............        31,100            163
 *PDCP Development Bank.................        77,000            734
 *Philex Mining Corp. Series B..........       150,000            757
 *Philippine Bank of Communications.....        14,726         16,507
                                             SHARES         VALUE+
                                             ------         ------
 *Philippine National Construction
   Corp.................................       173,000    $     8,290
 Philippine Savings Bank................       317,212        160,013
 *Picop Resources, Inc..................     1,125,000            736
 *Pilipino Telephone Corp...............     1,692,000          6,559
 *Pryce Properties Corp.................     2,732,900          4,595
 RFM Corp...............................     2,378,934         31,112
 Republic Glass Holding Corp............       507,500         14,222
 Robinson's Land Corp. Series B.........     3,402,000         88,983
 SM Development Corp....................     3,525,000         69,808
 Soriano (A.) Corp......................     3,430,211         31,402
 Union Bank of the Philippines..........        47,500         16,196
 *United Paragon Mining Corp............       322,500            211
 *Universal Rightfield Property
   Holdings, Inc........................     1,062,000            754
 *Urban Bank, Inc.......................         5,658              0
 *Victorias Milling Co., Inc............        48,000            780
 *Vitarich Corp.........................       176,000          1,085
 William, Gothong & Aboitiz, Inc........     1,390,000         83,751
 *iVantage Equities, Inc................       593,400          3,437
                                                          -----------
TOTAL -- PHILIPPINES
  (Cost $4,721,680).....................                    1,530,432
                                                          -----------
ARGENTINA -- (2.1%)
COMMON STOCKS -- (2.1%)
 *Acindar Industria Argentina de Aceros
   SA Series B..........................       459,031         91,047
 *Alpargatas SA Industrial y Comercial..         1,007              0
 *Atanor Cia Nacional para la Industria
   Quimica SA Series D..................        58,050         65,630
 *Banco del Sud Sociedad Anonima
   Series B.............................        89,000         29,348
 *Banco Suquia SA.......................        76,789          9,424
 CINBA SA (Cia de Bebidao y
   Alimentos)...........................        15,000          6,025
 *Capex SA Series A.....................        26,370         17,653
 *Celulosa Argentina SA Series B........         6,375          2,971
 *Central Costanera SA Series B.........        50,000         37,190
 *Central Puerto SA Series B............        61,000         11,948
 *Cresud SA Comercial Industrial
   Financiera y Agropecuaria............       155,401         77,058
 *DYCASA SA (Dragados y Construcciones
   Argentina) Series B..................        23,052         10,402
 *Ferrum SA de Ceramica y Metalurgica
   Series B.............................        25,200          7,685
 *Fiplasto SA Comercial y Industrial
   Series B.............................         6,000          3,198
 *Garovaglio y Zorraquin SA.............        14,160          3,511
 *IRSA Inversiones y Representaciones
   SA...................................       300,000        136,859
 *Importadora y Exportadora de la
   Patagonia Series B...................        11,500         20,671
 *Introductora de Buenos Aires SA
   Series A.............................        11,268          5,238
 *Juan Minetti SA.......................       131,531         37,176
 Ledesma S.A.A.I........................       216,000        184,760
 *Polledo SA Industrial y Constructora y
   Financiera...........................        88,891         18,733
 *Quimica Estrella SA Series B..........        27,200          5,125
 *Renault Argentina SA..................       276,000         62,271
                                                          -----------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                             SHARES         VALUE+
                                             ------         ------
 *Sol Petroleo SA.......................        50,662    $     7,851
 *Solvay Indupa S.A.I.C.................       370,500        178,207
                                                          -----------
TOTAL COMMON STOCKS
  (Cost $2,703,813).....................                    1,029,981
                                                          -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Argentine Peso
   (Cost $11,188).......................                        7,008
                                                          -----------
PREFERRED STOCKS -- (0.0%)
 *Quimica Estrella New Preferred Shares
   (Cost $3,163)........................         3,260            752
                                                          -----------
TOTAL -- ARGENTINA
  (Cost $2,718,164).....................                    1,037,741
                                                          -----------

                                              FACE
                                             AMOUNT
                                             (000)
                                             ------
TEMPORARY CASH INVESTMENTS -- (4.1%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $2,052,000 FMC
   Discount Notes 1.37%, 07/30/03,
   valued at $2,031,480) to be
   repurchased at $2,001,202
   (Cost $2,001,000)....................  $      2,001      2,001,000
                                                          -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $62,291,083)++..................                  $48,504,752
                                                          ===========

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $62,436,127.

                See accompanying Notes to Financial Statements.

                      THE DFA ONE-YEAR FIXED INCOME SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                           FACE
                                          AMOUNT       VALUE+
                                          ------       ------
                                           (000)
COMMERCIAL PAPER -- (44.9%)
Barton Capital Corp.
    1.320%, 01/03/03....................  $18,400   $ 18,378,246
BP Capital Mkts
    1.730%, 12/09/02....................  27,000      26,993,174
CDC Commercial Paper Corp.
    1.500%, 12/03/02....................  13,000      12,999,529
    1.280%, 01/06/03....................   8,000       7,989,655
    1.310%, 01/16/03....................   7,700       7,687,199
Ciesco L.P.
    1.520%, 12/16/02....................  12,500      12,493,631
    1.310%, 01/17/03....................  14,900      14,873,776
Corporate Asset Funding Co.
    1.350%, 12/02/02....................   9,500       9,500,000
    1.320%, 12/11/02....................   7,300       7,297,609
    1.300%, 12/12/02....................   7,800       7,797,162
Enterprise Funding Corp.
    1.770%, 12/06/02....................  10,700      10,698,454
Govco, Inc.
    1.720%, 12/03/02....................  19,700      19,699,249
    1.760%, 12/12/02....................   2,300       2,299,118
    1.530%, 12/17/02....................   6,400       6,396,320
    1.300%, 12/18/02....................     600         599,640
Kittyhawk Funding Corp.
    1.310%, 12/11/02....................  28,700      28,690,529
Koch Industries, Inc.
    1.290%, 01/08/03....................  28,700      28,660,767
Marsh & McLennan Co., Inc.
    1.280%, 12/04/02....................  11,500      11,499,169
Novartis Financial Corp.
    1.280%, 01/15/03....................  25,385      25,341,561
Paccar Financial Corp.
    1.250%, 12/04/02....................   7,306       7,305,472
Pfizer, Inc.
    1.290%, 01/16/03....................  28,700      28,652,286
Sheffield Receivables Corp.
    1.320%, 12/09/02....................  28,900      28,892,636
Sigma Finance Corp.
    1.360%, 12/02/02....................   3,000       3,000,000
Toyota Motor Credit Corp.
    1.520%, 12/10/02....................  28,400      28,391,730
    1.270%, 12/16/02....................     600         599,694
UBS Finance, Inc.
    1.360%, 12/02/02....................  18,500      18,500,000
    1.280%, 01/03/03....................  10,300      10,287,822
USAA Capital Corp.
    1.260%, 12/05/02....................     300         299,968
    1.260%, 12/06/02....................     500         499,928
Wal-Mart Stores, Inc.
    1.260%, 12/02/02....................  29,000      29,000,000
Windmill Funding Corp.
    1.320%, 12/02/02....................     700         700,000
    1.330%, 12/06/02....................   7,400       7,398,931
                                           FACE
                                          AMOUNT       VALUE+
                                          ------       ------
                                           (000)
    1.350%, 01/02/03....................  $1,000    $    998,855
    1.340%, 01/10/03....................  19,300      19,272,191
                                                    ------------
TOTAL COMMERCIAL PAPER
  (Cost $443,679,751)...................             443,694,301
                                                    ------------
AGENCY OBLIGATIONS -- (28.1%)
Federal Home Loan Bank
    2.250%, 08/13/04....................  20,000      20,009,660
    3.625%, 10/15/04....................  51,000      52,322,940
Federal Home Loan Mortgage Corporation
    3.750%, 04/15/04....................  42,000      43,038,912
    5.000%, 05/15/04....................  15,000      15,651,960
    3.000%, 07/15/04....................   5,000       5,072,010
    4.500%, 08/15/04....................  34,000      35,333,718
Federal National Mortgage Association
    3.625%, 04/15/04....................  15,000      15,351,540
    6.500%, 08/15/04....................  65,000      69,711,395
Student Loan Marketing Association
    5.000%, 06/30/04....................  21,000      21,956,634
                                                    ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $276,318,455)...................             278,448,769
                                                    ------------
BONDS -- (26.8%)
Asian Development Bank Corporate Bonds
    5.500%, 04/23/04....................  16,000      16,722,800
Associates Corp. of North America
  Corporate Bonds
    5.800%, 04/20/04....................  11,949      12,516,757
Bank of America Corp.
    6.625%, 06/15/04....................  20,500      21,812,840
Chase Manhattan Corp.
    5.750%, 04/15/04....................  20,000      20,746,220
European Investment Bank Corporate Bonds
    4.750%, 04/26/04....................  25,000      25,827,575
General Electric Capital Corp.
    5.375%, 04/23/04....................  25,500      26,600,402
Inter-American Development Bank
  Corporate Bonds
    3.875%, 09/27/04....................  27,000      27,762,588
JP Morgan Chase & Co. Corporate Bonds
    5.750%, 02/25/04....................   2,900       3,018,659
KFW International Finance
    3.750%, 10/01/04....................  27,800      28,434,118
Landesbank Baden-Wuerttemberg Corporate
  Bonds
    7.875%, 04/15/04....................  11,389      12,236,239
NationsBank Corp.
    6.125%, 07/15/04....................   5,020       5,315,929
Norwest Financial, Inc.
    6.625%, 07/15/04....................   4,000       4,269,088
Oesterreich Kontrollbank Corporate Bonds
    3.625%, 10/18/04....................  10,000      10,246,440

THE DFA ONE-YEAR FIXED INCOME SERIES
CONTINUED

                                           FACE
                                          AMOUNT       VALUE+
                                          ------       ------
                                           (000)
Wells Fargo & Co. Corporate Bonds
    5.450%, 05/03/04....................  $5,550    $  5,795,071
    6.625%, 07/15/04....................  14,000      14,941,808
World Bank (International Bank for
  Reconstruction & Development)
  Corporate Bonds
    3.500%, 10/22/04....................  28,500      29,176,020
                                                    ------------
TOTAL BONDS
  (Cost $263,704,849)...................             265,422,554
                                                    ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $1,910,000 FMC
   Discount Notes 1.30%, 01/08/03,
   valued at $1,907,613) to be
   repurchased at $1,879,189
   (Cost $1,879,000)....................   1,879       1,879,000
                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $985,582,055)++.................            $989,444,624
                                                    ============

--------------------

  +  See Note B to Financial Statements.
 ++  The cost for federal income tax purposes is $985,582,055.

                See accompanying Notes to Financial Statements.

                  THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                           FACE
                                          AMOUNT@      VALUE+
                                          -------      ------
                                           (000)
UNITED STATES -- (95.2%)
AGENCY OBLIGATIONS -- (52.5%)
Federal Home Loan Bank
    4.875%, 04/16/04....................  40,000    $ 41,620,840
    3.375%, 06/15/04....................   5,000       5,101,935
    2.250%, 08/13/04....................  42,000      42,020,286
    3.625%, 10/15/04....................  21,000      21,544,740
Federal Home Loan Mortgage Corporation
    3.750%, 04/15/04....................  49,000      50,212,064
    5.000%, 05/15/04....................  32,000      33,390,848
    3.000%, 07/15/04....................  12,000      12,172,824
    4.500%, 08/15/04....................  34,000      35,333,718
    3.250%, 11/15/04....................  17,000      17,319,617
Federal National Mortgage Association
    3.625%, 04/15/04....................  37,000      37,867,132
    6.500%, 08/15/04....................  35,000      37,536,905
    3.500%, 09/15/04....................  19,000      19,446,671
Student Loan Marketing Association
    4.750%, 04/23/04....................  26,770      27,818,929
    5.000%, 06/30/04....................   5,000       5,227,770
    3.375%, 07/15/04....................  17,000      17,356,609
Tennessee Valley Authority
    4.750%, 07/15/04....................  10,000      10,408,080
                                                    ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $410,111,605)...................             414,378,968
                                                    ------------
BONDS -- (39.6%)
African Development Bank Medium Term
  Notes
    6.500%, 03/15/04....................   8,200       8,664,940
Asian Development Bank Corporate Bonds
    6.125%, 03/09/04....................   7,100       7,447,751
    5.500%, 04/23/04....................  10,000      10,451,750
Associates Corp. of North America
  Corporate Bonds
    5.800%, 04/20/04....................  14,000      14,665,210
Bank Nederlandse Gemeenten Medium Term
  Notes
    6.250%, 07/23/04....................  20,000      21,286,000
Bank of America Corp.
    6.625%, 06/15/04....................   6,500       6,916,266
Bank of America Corp. Corporate Bonds
    5.750%, 03/01/04....................  11,495      12,002,228
Denmark (Kingdom of) Medium Term Notes
    6.250%, 09/02/04....................  20,000      21,360,000
Deutsche Augliechsbank Corporate Bonds
    6.500%, 09/15/04....................  22,500      24,129,382
European Investment Bank Medium Term
  Notes
    6.250%, 09/08/04....................  21,000      22,404,900
                                           FACE
                                          AMOUNT@      VALUE+
                                          -------      ------
                                           (000)
General Electric Capital Corp. Medium
  Term Notes
    5.750%, 04/06/04....................  19,000    $ 19,879,700
Inter-American Development Bank
  Corporate Bonds
    3.875%, 09/27/04....................  21,000      21,593,124
JP Morgan Chase & Co. Corporate Bonds
    5.750%, 02/25/04....................  17,210      17,914,182
KFW International Finance, Inc.
  Corporate Bonds
    3.750%, 10/01/04....................  21,600      22,092,696
Oesterreich Kontrollbank Corporate Bonds
    3.625%, 10/18/04....................  10,000      10,246,440
Rabobank Medium Term Notes
    6.250%, 06/15/04....................   7,327       7,775,412
Sweden (Kingdom of) Medium Term Notes
    6.750%, 05/27/04....................  17,500      18,675,300
Total Fina Elf SA
    6.875%, 06/02/04....................  10,637      11,344,360
Wells Fargo & Co. Corporate Bonds
    5.450%, 05/03/04....................  10,500      10,963,649
World Bank (International Bank for
  Reconstruction & Development)
  Corporate Bonds
    3.500%, 10/22/04....................  22,000      22,521,840
                                                    ------------
TOTAL BONDS
  (Cost $310,737,054)...................             312,335,130
                                                    ------------
COMMERCIAL PAPER -- (3.1%)
Sheffield Receivables Corp.
    1.330%, 12/18/02....................  13,000      12,991,355
    1.340%, 01/15/03....................   6,000       5,989,950
USAA Capital Corp.
    1.260%, 12/05/02....................   6,000       5,998,950
                                                    ------------
TOTAL COMMERCIAL PAPER
  (Cost $24,980,945)....................              24,980,255
                                                    ------------
TOTAL -- UNITED STATES
  (Cost $745,829,604)...................             751,694,353
                                                    ------------
CANADA -- (4.3%)
BONDS -- (4.3%)
Canada (Government of)
    3.500%, 06/01/04....................  22,000      14,093,886
Canada Mortgage and Housing
    5.000%, 06/01/04....................  30,000      19,624,915
                                                    ------------
TOTAL -- CANADA
  (Cost $33,371,710)....................              33,718,801
                                                    ------------

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
CONTINUED

                                           FACE
                                          AMOUNT         VALUE+
                                          ------         ------
                                           (000)
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $1,409)........................              $      1,531
                                                      ------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $3,976,000 FMC
   Discount Notes 1.37%, 07/30/03,
   valued at $3,936,240) to be
   repurchased at $3,878,391
   (Cost $3,878,000)....................  $3,878         3,878,000
                                                      ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $783,080,722)++.................              $789,292,685
                                                      ============

--------------------

  +  See Note B to Financial Statements.
  @  Denominated in local currency or the Euro.
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $783,080,722.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                 THE U.S.    THE ENHANCED   THE U.S.     THE U.S.
                                   LARGE      U.S. LARGE    LARGE CAP    SMALL XM
                                  COMPANY      COMPANY        VALUE       VALUE
                                  SERIES        SERIES       SERIES       SERIES
                                -----------  ------------  -----------  ----------
ASSETS:
Investments at Value..........  $ 2,614,385   $   98,579   $ 1,733,133  $  803,883
Collateral for Securities
  Loaned......................      185,407           --        71,312      23,140
Cash..........................        4,418           --            --           1
Receivables:
  Investment Securities
     Sold.....................           --           --            --       4,387
  Dividends, Interest, and Tax
     Reclaims.................        4,552          923         4,137       1,281
  Securities Lending..........           11           --            11           8
  Fund Shares Sold............        1,266           95         2,961           1
Unrealized Gain on Swap
  Contracts...................           --        1,980            --          --
Prepaid Expenses and Other
  Assets......................            1            2             5           1
                                -----------   ----------   -----------  ----------
    Total Assets..............    2,810,040      101,579     1,811,559     832,702
                                -----------   ----------   -----------  ----------
LIABILITIES:
Payables:
  Collateral on Securities
     Loaned...................      185,407           --        71,312      23,140
  Investment Securities
     Purchased................          140           --         2,112          --
  Fund Shares Redeemed........          551           --            92       4,900
  Due to Advisor..............           55            4           138          63
Futures Margin Variation......          151          142            --          --
Accrued Expenses and Other
  Liabilities.................          179           26            96          44
                                -----------   ----------   -----------  ----------
    Total Liabilities.........      186,483          172        73,750      28,147
                                -----------   ----------   -----------  ----------
NET ASSETS....................  $ 2,623,557   $  101,407   $ 1,737,809  $  804,555
                                ===========   ==========   ===========  ==========
SHARES OUTSTANDING $.01 PAR
  VALUE.......................          N/A   14,538,971   133,577,617  88,586,107
                                ===========   ==========   ===========  ==========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  SHARE.......................          N/A   $     6.97   $     13.01  $     9.08
                                ===========   ==========   ===========  ==========
Investments at Cost...........  $ 2,569,525   $   98,167   $ 1,806,011  $  854,303
                                ===========   ==========   ===========  ==========

                                 THE U.S.                   THE U.S.       THE DFA
                                 SMALL CAP     THE U.S.       MICRO     INTERNATIONAL
                                   VALUE      SMALL CAP        CAP          VALUE
                                  SERIES        SERIES       SERIES        SERIES
                                -----------  ------------  -----------  -------------
ASSETS:
Investments at Value..........  $ 3,173,506  $    865,462  $ 1,623,705  $  1,123,791
Collateral for Securities
  Loaned......................       87,556        52,468       63,668       130,466
Cash..........................           --             1           30            14
Receivables:
  Investment Securities
    Sold......................       12,526         2,533        3,444         1,250
  Dividends, Interest, and Tax
    Reclaims..................        2,331           633          695         3,870
  Securities Lending..........           87            32           64            78
  Fund Shares Sold............          571         1,013        1,165         1,759
Prepaid Expenses and Other
  Assets......................            1            --           21             1
                                -----------  ------------  -----------  ------------
    Total Assets..............    3,276,578       922,142    1,692,792     1,261,229
                                -----------  ------------  -----------  ------------
LIABILITIES
Payables:
  Collateral on Securities
    Loaned....................       87,556        52,468       63,668       130,466
  Investment Securities
    Purchased.................       27,141        17,695       17,643         1,179
  Fund Shares Redeemed........       12,388            --           --         3,725
  Due to Advisor..............          500            20          128           185
Accrued Expenses and Other
  Liabilities.................          213            58          164           207
                                -----------  ------------  -----------  ------------
    Total Liabilities.........      127,798        70,241       81,603       135,762
                                -----------  ------------  -----------  ------------
NET ASSETS....................  $ 3,148,780  $    851,901  $ 1,611,189  $  1,125,467
                                ===========  ============  ===========  ============
SHARES OUTSTANDING $.01 PAR
  VALUE.......................  209,307,367    85,779,368  226,461,979   120,589,074
                                ===========  ============  ===========  ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  SHARE.......................  $     15.04  $       9.93  $      7.11  $       9.33
                                ===========  ============  ===========  ============
Investments at Cost...........  $ 3,359,286  $  1,048,375  $ 1,676,409  $  1,270,232
                                ===========  ============  ===========  ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                    THE           THE      THE UNITED       THE
                                  JAPANESE    PACIFIC RIM    KINGDOM    CONTINENTAL
                                   SMALL         SMALL        SMALL        SMALL
                                  COMPANY       COMPANY      COMPANY      COMPANY
                                   SERIES       SERIES       SERIES       SERIES
                                ------------  -----------  -----------  -----------
ASSETS:
Investments at Value..........  $    194,191  $  121,089   $    98,866  $  262,621
Collateral for Securities
  Loaned......................        55,124       6,714            --      23,518
Cash..........................            16          15            15          16
Receivables:
  Investment Securities
    Sold......................            --         497            --          10
  Dividends, Interest, and Tax
    Reclaims..................           858         259           301       1,087
  Fund Shares Sold............            56          --            --          --
Prepaid Expenses and Other
  Assets......................            --          --            --           1
                                ------------  ----------   -----------  ----------
    Total Assets..............       250,245     128,574        99,182     287,253
                                ------------  ----------   -----------  ----------
LIABILITIES:
Payables:
  Collateral on Securities
    Loaned....................        55,124       6,714            --      23,518
  Investment Securities
    Purchased.................            --         134           229         558
  Fund Shares Redeemed........            22          29            21          35
  Due to Advisor..............            16          10             8          22
Accrued Expenses and Other
  Liabilities.................            36          50            25          52
                                ------------  ----------   -----------  ----------
    Total Liabilities.........        55,198       6,937           283      24,185
                                ------------  ----------   -----------  ----------
NET ASSETS....................  $    195,047  $  121,637   $    98,899  $  263,068
                                ============  ==========   ===========  ==========
SHARES OUTSTANDING $.01 PAR
  VALUE.......................           N/A         N/A           N/A         N/A
                                ============  ==========   ===========  ==========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  SHARE.......................           N/A         N/A           N/A         N/A
                                ============  ==========   ===========  ==========
Investments at Cost...........  $    428,107  $  191,956   $   101,256  $  264,603
                                ============  ==========   ===========  ==========

                                    THE      THE EMERGING    THE DFA         THE DFA
                                 EMERGING      MARKETS       ONE-YEAR    TWO-YEAR GLOBAL
                                  MARKETS     SMALL CAP    FIXED INCOME   FIXED INCOME
                                  SERIES        SERIES        SERIES         SERIES
                                -----------  ------------  ------------  ---------------
ASSETS:
Investments at Value..........  $   343,552  $    48,505   $   989,445     $  789,293
Cash..........................           99           14            --             15
Receivables:
  Investment Securities
    Sold......................           24            2            --             --
  Dividends, Interest, and Tax
    Reclaims..................          346           50         5,330          8,990
  Fund Shares Sold............          387           34            --          1,418
Prepaid Expenses and Other
  Assets......................           --           --            --              5
                                -----------  -----------   -----------     ----------
    Total Assets..............      344,408       48,605       994,775        799,721
                                -----------  -----------   -----------     ----------
LIABILITIES
Payables:
  Investment Securities
    Purchased.................          101           26            --             --
  Fund Shares Redeemed........          143           --         1,834             --
  Due to Advisor..............           27            8            41             33
Unrealized Loss on Forward
  Currency Contracts..........           --           --            --            308
Deferred Thailand Capital
  Gains Tax...................          865          219            --             --
Accrued Expenses and Other
  Liabilities.................           79           23            71             72
                                -----------  -----------   -----------     ----------
    Total Liabilities.........        1,215          276         1,946            413
                                -----------  -----------   -----------     ----------
NET ASSETS....................  $   343,193  $    48,329   $   992,829     $  799,308
                                ===========  ===========   ===========     ==========
SHARES OUTSTANDING $.01 PAR
  VALUE.......................          N/A          N/A    97,391,054     78,207,276
                                ===========  ===========   ===========     ==========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  SHARE.......................          N/A          N/A   $     10.19     $    10.22
                                ===========  ===========   ===========     ==========
Investments at Cost...........  $   393,386  $    62,291   $   985,582     $  783,081
                                ===========  ===========   ===========     ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

                                THE U.S.   THE ENHANCED   THE U.S.   THE U.S.
                                  LARGE     U.S. LARGE   LARGE CAP   SMALL XM
                                 COMPANY     COMPANY       VALUE       VALUE
                                 SERIES       SERIES       SERIES     SERIES
                                ---------  ------------  ----------  ---------
INVESTMENT INCOME
  Dividends...................  $  42,685          --    $  26,448   $  9,080
  Interest....................        836    $  2,595          448        283
  Income from Securities
    Lending...................        153          --          219        182
                                ---------    --------    ---------   --------
    Total Investment Income...     43,674       2,595       27,115      9,545
                                ---------    --------    ---------   --------
EXPENSES
  Investment Advisory
    Services..................        693          46        1,656        812
  Accounting & Transfer Agent
    Fees......................        416          95          599        130
  Custodian Fees..............        113          15          158         77
  Legal Fees..................         26           1           14          9
  Audit Fees..................         35           1           24         12
  Shareholders' Reports.......         64           1            7         20
  Trustees' Fees and
    Expenses..................         21          --           10          8
  Other.......................        115           9           21         16
                                ---------    --------    ---------   --------
    Total Expenses............      1,483         168        2,489      1,084
                                ---------    --------    ---------   --------
  NET INVESTMENT INCOME
    (LOSS)....................     42,191       2,427       24,626      8,461
                                ---------    --------    ---------   --------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN
    CURRENCY
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................   (211,200)      1,163      (21,142)    78,733
  Net Realized Gain (Loss) on
    Futures...................    (12,710)    (14,358)          --         --
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............         --        (124)          --         --
  Net Realized Gain (Loss) on
    Swap Contracts............         --      (4,827)          --         --
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency........   (356,042)       (267)    (154,346)   (52,746)
    Futures...................      5,220        (506)          --         --
    Swap Contracts............         --       1,015           --         --
  Translation of Foreign
    Currency Denominated
    Amounts...................         --          54           --         --
                                ---------    --------    ---------   --------
  NET GAIN (LOSS) ON
    INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..........   (574,732)    (17,850)    (175,488)    25,987
                                ---------    --------    ---------   --------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................  $(532,541)   $(15,423)   $(150,862)  $ 34,448
                                =========    ========    =========   ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

                                THE U.S.   THE U.S.   THE U.S.     THE DFA
                                SMALL CAP    SMALL     MICRO    INTERNATIONAL
                                  VALUE       CAP       CAP         VALUE
                                 SERIES     SERIES     SERIES      SERIES
                                ---------  ---------  --------  -------------
INVESTMENT INCOME
  Dividends (Net of foreign
    taxes withheld of $0, $0,
    $0 and $2,652,
    respectively).............  $  28,063  $   7,944  $ 10,755    $ 29,304
  Interest....................        996        283       446         551
  Income from Securities
    Lending...................      1,135        509       972       1,291
                                ---------  ---------  --------    --------
    Total Investment Income...     30,194      8,736    12,173      31,146
                                ---------  ---------  --------    --------
EXPENSES
  Investment Advisory
    Services..................      6,344        294     1,656       2,340
  Accounting & Transfer Agent
    Fees......................      1,142        352       597         721
  Custodian Fees..............        302         94       158         336
  Legal Fees..................         17         11        19          13
  Audit Fees..................         22         13        24          17
  Shareholders' Reports.......         38         19        39          27
  Trustees' Fees and
    Expenses..................         13          7        15          10
  Other.......................         40         12        21          68
                                ---------  ---------  --------    --------
    Total Expenses............      7,918        802     2,529       3,532
                                ---------  ---------  --------    --------
  NET INVESTMENT INCOME
    (LOSS)....................     22,276      7,934     9,644      27,614
                                ---------  ---------  --------    --------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN
    CURRENCY
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................    229,965     59,084    22,950       2,766
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............         --         --        --         (42)
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities and
      Foreign Currency........   (183,665)  (149,677)  (84,089)    (97,155)
  Translation of Foreign
    Currency Denominated
    Amounts...................         --         --        --         202
                                ---------  ---------  --------    --------
  NET GAIN (LOSS) ON
    INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..........     46,300    (90,593)  (61,139)    (94,229)
                                ---------  ---------  --------    --------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................  $  68,576  $ (82,659) $(51,495)   $(66,615)
                                =========  =========  ========    ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

                                  THE         THE      THE UNITED      THE
                                JAPANESE  PACIFIC RIM   KINGDOM    CONTINENTAL
                                 SMALL       SMALL       SMALL        SMALL
                                COMPANY     COMPANY     COMPANY      COMPANY
                                 SERIES     SERIES       SERIES      SERIES
                                --------  -----------  ----------  -----------
INVESTMENT INCOME
Dividends (Net of Foreign
  Taxes Withheld of $450,
  $159, $341, and $763,
  respectively)...............  $  2,549    $5,344      $ 3,310      $ 5,705
Interest......................        90        52           30          149
Income from Securities
  Lending.....................       559       108            2          359
                                --------    ------      -------      -------
    Total Investment Income...     3,198     5,504        3,342        6,213
                                --------    ------      -------      -------
EXPENSES
  Investment Advisory
    Services..................       210       135          102          245
  Accounting & Transfer Agent
    Fees......................       258       166          125          302
  Custodian Fees..............        75       118           23          193
  Legal Fees..................         1         1            1            2
  Audit Fees..................         2         1            1            3
  Shareholders' Reports.......         1         1            2            2
  Trustees' Fees and
    Expenses..................         1        --            1            2
  Other.......................        12         5            7           12
                                --------    ------      -------      -------
    Total Expenses............       560       427          262          761
                                --------    ------      -------      -------
  NET INVESTMENT INCOME
    (LOSS)....................     2,638     5,077        3,080        5,452
                                --------    ------      -------      -------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN
    CURRENCY
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................    (5,702)     (624)         (74)       3,013
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............       140       (15)          79          134
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities and
      Foreign Currency........   (14,390)    5,451       (7,990)      (4,955)
  Translation of Foreign
    Currency Denominated
    Amounts...................        39        (3)           4          147
                                --------    ------      -------      -------
  NET GAIN (LOSS) ON
    INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..........   (19,913)    4,809       (7,981)      (1,661)
                                --------    ------      -------      -------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................  $(17,275)   $9,886      $(4,901)     $ 3,791
                                ========    ======      =======      =======

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

                                  THE     THE EMERGING    THE DFA         THE DFA
                                EMERGING    MARKETS       ONE-YEAR    TWO-YEAR GLOBAL
                                MARKETS    SMALL CAP    FIXED INCOME   FIXED INCOME
                                 SERIES      SERIES        SERIES         SERIES
                                --------  ------------  ------------  ---------------
INVESTMENT INCOME
  Dividends (Net of Foreign
    Taxes withheld of $987,
    $160, $0, and $0,
    respectively).............  $  6,501     $1,107            --              --
  Interest....................       168         28       $23,821         $23,055
                                --------     ------       -------         -------
    Total Investment Income...     6,669      1,135        23,821          23,055
                                --------     ------       -------         -------
EXPENSES
  Investment Advisory
    Services..................       337         89           435             345
  Accounting & Transfer Agent
    Fees......................       392         55           219             529
  Custodian Fees..............       370         82            75              38
  Legal Fees..................         3         --             1               4
  Audit Fees..................         4          1             2               7
  Shareholders' Reports.......         8         --             3               8
  Trustees' Fees and
    Expenses..................         2         --            --               7
  Other.......................        20          1             8               3
                                --------     ------       -------         -------
    Total Expenses............     1,136        228           743             941
                                --------     ------       -------         -------
  NET INVESTMENT INCOME
    (LOSS)....................     5,533        907        23,078          22,114
                                --------     ------       -------         -------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN
  CURRENCY
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................   (19,675)       936        12,636          11,140
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............      (308)       (69)           --            (992)
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities and
      Foreign Currency........    18,972      2,507        (4,316)           (975)
  Translation of Foreign
    Currency Denominated
    Amounts...................         4         --            --              26
  Deferred Thailand Capital
    Gains Tax.................      (865)      (219)           --              --
                                --------     ------       -------         -------
  NET GAIN (LOSS) ON
    INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..........    (1,872)     3,155         8,320           9,199
                                --------     ------       -------         -------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................  $  3,661     $4,062       $31,398         $31,313
                                ========     ======       =======         =======

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                           THE ENHANCED
                                THE U.S. LARGE              U.S. LARGE            THE U.S. LARGE CAP        THE U.S. SMALL XM
                                COMPANY SERIES            COMPANY SERIES             VALUE SERIES              VALUE SERIES
                           ------------------------  ------------------------  ------------------------  ------------------------
                              YEAR         YEAR         YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                            NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2002         2001         2002         2001         2002         2001         2002         2001
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment Income
    (Loss)...............  $    42,191  $    37,501  $     2,427  $     3,742  $    24,626  $    28,673  $     8,461  $    11,366
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......     (211,200)     (81,255)       1,163          356      (21,142)     (11,185)      78,733       99,371
  Net Realized Gain
    (Loss) on Futures....      (12,710)     (14,349)     (14,358)     (30,647)          --           --           --           --
  Net Realized Gain
    (Loss) on Foreign
    Currency
    Transactions.........           --           --         (124)      (3,640)          --           --           --           --
  Net Realized Gain
    (Loss) on Swap
    Contracts............           --           --       (4,827)      (5,460)          --           --           --           --
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities
    and Foreign
      Currency...........     (356,042)    (344,426)        (267)       4,847     (154,346)     165,772      (52,746)      73,180
    Futures..............        5,220          915         (506)      17,037           --           --           --           --
    Swap Contracts.......           --           --        1,015        3,224           --           --           --           --
  Translation of Foreign
    Currency Denominated
    Amounts..............           --           --           54          (61)          --           --           --           --
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net Increase (Decrease)
  in Net Assets Resulting
  from Operations........     (532,541)    (401,614)     (15,423)     (10,602)    (150,862)     183,260       34,448      183,917
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Distributions From:
  Net Investment
    Income...............           --           --       (2,038)        (483)     (23,538)     (30,420)      (8,942)     (11,269)
  Net Short-Term Gains...           --           --           --           --           --       (7,710)     (22,145)     (27,110)
  Net Long-Term Gains....           --           --           --           --           --     (159,793)     (77,223)     (28,900)
  Return of Capital......           --           --           --       (3,072)          --           --           --           --
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
    Total
      Distributions......           --           --       (2,038)      (3,555)     (23,538)    (197,923)    (108,310)     (67,279)
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Capital Share
  Transactions (1):
  Shares Issued..........           --           --       53,415       24,789      472,038      186,202       95,791       47,217
  Shares Issued in Lieu
    of Cash
    Distributions........           --           --        2,008        3,538       22,203      191,512      108,310       67,279
  Shares Redeemed........           --           --      (27,356)     (13,296)    (219,115)    (461,311)    (118,874)    (239,312)
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Net Increase (Decrease)
    from Capital Share
    Transactions.........           --           --       28,067       15,031      275,126      (83,597)      85,227     (124,816)
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Transactions in Interest
  Contributions..........      962,613      552,671           --           --           --           --           --           --
  Withdrawals............     (638,165)    (458,219)          --           --           --           --           --           --
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Net Increase (Decrease)
    from Transactions in
    Interest.............      324,448       94,452           --           --           --           --           --           --
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
    Total Increase
      (Decrease).........     (208,093)    (307,162)      10,606          874      100,726      (98,260)      11,365       (8,178)
NET ASSETS
  Beginning of Period....    2,831,650    3,138,812       90,801       89,927    1,637,083    1,735,343      793,190      801,368
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  End of Period..........  $ 2,623,557  $ 2,831,650  $   101,407  $    90,801  $ 1,737,809  $ 1,637,083  $   804,555  $   793,190
                           ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.........          N/A          N/A        6,922        2,810       34,223       12,674       11,045        4,830
   Shares Issued in Lieu
     of Cash
     Distributions.......                                    268          389        1,587       13,967       11,675        7,634
   Shares Redeemed.......                                 (3,447)      (1,464)     (15,622)     (31,216)     (11,806)     (24,334)
                                                     -----------  -----------  -----------  -----------  -----------  -----------
                                                           3,743        1,735       20,188       (4,575)      10,914      (11,870)
                                                     ===========  ===========  ===========  ===========  ===========  ===========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                              THE U.S. SMALL CAP          THE U.S. SMALL            THE U.S. MICRO        THE DFA INTERNATIONAL
                                 VALUE SERIES               CAP SERIES                CAP SERIES               VALUE SERIES
                           ------------------------  ------------------------  ------------------------  ------------------------
                              YEAR         YEAR         YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                            NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2002         2001         2002         2001         2002         2001         2002         2001
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment Income
    (Loss)...............  $    22,276  $    26,314  $     7,934  $     8,317  $     9,644  $    13,481  $    27,614  $    32,544
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......      229,965      287,330       59,084       12,940       22,950       24,203        2,766        4,644
  Net Realized Gain
    (Loss) on Foreign
    Currency
    Transactions.........           --           --           --           --           --           --          (42)        (237)
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities
      and Foreign
      Currency...........     (183,665)     305,028     (149,677)      73,456      (84,089)     201,649      (97,155)    (187,094)
  Translation of Foreign
    Currency Denominated
    Amounts..............           --           --           --           --           --           --          202          169
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net Increase (Decrease)
  in Net Assets Resulting
  from Operations........       68,576      618,672      (82,659)      94,713      (51,495)     239,333      (66,615)    (149,974)
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Distributions From:
  Net Investment
    Income...............      (23,105)     (25,994)      (8,137)      (8,455)     (10,835)     (12,681)     (29,420)     (33,105)
  Net Short-Term Gains...      (27,939)     (27,609)      (4,872)     (32,039)          --      (50,863)        (340)        (251)
  Net Long-Term Gains....     (259,512)    (475,735)      (7,758)     (87,551)     (26,752)    (247,240)      (2,606)     (53,075)
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
    Total
      Distributions......     (310,556)    (529,338)     (20,767)    (128,045)     (37,587)    (310,784)     (32,366)     (86,431)
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Capital Share
  Transactions (1):
  Shares Issued..........      623,660      308,952      348,458      248,398      240,196      135,196      354,850      176,620
  Shares Issued in Lieu
    of Cash
    Distributions........      306,400      526,312       20,303      127,076       34,724      304,227       32,365       86,431
  Shares Redeemed........     (579,144)    (595,795)    (404,516)    (119,211)    (180,763)    (205,584)    (370,867)    (372,027)
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Net Increase (Decrease)
    from Capital Share
    Transactions.........      350,916      239,469      (35,755)     256,263       94,157      233,839       16,348     (108,976)
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
    Total Increase
      (Decrease).........      108,936      328,803     (139,181)     222,931        5,075      162,388      (82,633)    (345,381)
NET ASSETS
  Beginning of Period....    3,039,844    2,711,041      991,082      768,151    1,606,114    1,443,726    1,208,100    1,553,481
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  End of Period..........  $ 3,148,780  $ 3,039,844  $   851,901  $   991,082  $ 1,611,189  $ 1,606,114  $ 1,125,467  $ 1,208,100
                           ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND
  REDEEMED:
  Shares Issued..........       40,382       19,155       31,359       22,411       31,917       19,088       36,168       15,819
  Shares Issued in Lieu
    of Cash
    Distributions........       19,724       37,782        1,875       12,464        4,658       46,953        3,202        7,470
  Shares Redeemed........      (34,554)     (37,825)     (36,939)     (11,227)     (24,388)     (28,105)     (37,827)     (32,904)
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
                                25,552       19,112       (3,705)      23,648       12,187       37,936        1,543       (9,615)
                           ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                 THE JAPANESE            THE PACIFIC RIM          THE UNITED KINGDOM         THE CONTINENTAL
                                    SMALL                     SMALL                                               SMALL
                                   COMPANY                   COMPANY                SMALL COMPANY                COMPANY
                                    SERIES                    SERIES                    SERIES                    SERIES
                           ------------------------  ------------------------  ------------------------  ------------------------
                              YEAR         YEAR         YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                            NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2002         2001         2002         2001         2002         2001         2002         2001
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment Income
    (Loss)...............  $     2,638  $     2,899  $     5,077  $     4,828  $     3,080  $     2,961  $     5,452  $     6,034
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......       (5,702)      (3,015)        (624)      (1,025)         (74)      (3,180)       3,013        1,115
  Net Realized Gain
    (Loss) on Foreign
    Currency
    Transactions.........          140          (95)         (15)         (40)          79           --          134         (119)
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities
    and Foreign
    Currency.............      (14,390)     (28,336)       5,451         (102)      (7,990)      (4,191)      (4,955)     (18,461)
  Translation of Foreign
    Currency Denominated
    Amounts..............           39          (23)          (3)          (3)           4            1          147          114
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net Increase (Decrease)
  in Net Assets Resulting
  from Operations........      (17,275)     (28,570)       9,886        3,658       (4,901)      (4,409)       3,791      (11,317)
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Transactions in Interest
  Contributions..........       46,066       46,524       12,243       15,731       19,447        7,668       79,614       20,115
  Withdrawals............      (29,931)     (17,885)     (31,046)     (20,723)     (12,388)     (16,324)     (30,674)     (25,185)
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Net Increase (Decrease)
    from Transactions in
    Interest.............       16,135       28,639      (18,803)      (4,992)       7,059       (8,656)      48,940       (5,070)
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
    Total Increase
      (Decrease).........       (1,140)          69       (8,917)      (1,334)       2,158      (13,065)      52,731      (16,387)
NET ASSETS
  Beginning of Period....      196,187      196,118      130,554      131,888       96,741      109,806      210,337      226,724
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  End of Period..........  $   195,047  $   196,187  $   121,637  $   130,554  $    98,899  $    96,741  $   263,068  $   210,337
                           ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                           THE EMERGING                                      THE DFA TWO-YEAR
                             THE EMERGING MARKETS            MARKETS                   THE DFA             GLOBAL FIXED INCOME
                                                            SMALL CAP               ONE-YEAR FIXED
                                    SERIES                    SERIES                INCOME SERIES                 SERIES
                           ------------------------  ------------------------  ------------------------  ------------------------
                              YEAR         YEAR         YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                            NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2002         2001         2002         2001         2002         2001         2002         2001
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment Income
    (Loss)...............  $    5,533   $    5,985   $      907   $      696   $   23,078   $   36,456   $   22,114   $   24,000
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......     (19,675)     (18,827)         936       (1,523)      12,636          618       11,140        2,529
  Net Realized Gain
    (Loss) on Foreign
    Currency
    Transactions.........        (308)        (548)         (69)        (128)          --           --         (992)     (16,874)
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities
    and Foreign
    Currency.............      18,972      (14,797)       2,507       (2,193)      (4,316)       8,914         (975)      25,912
  Translation of Foreign
    Currency Denominated
    Amounts..............           4           47           --           --           --           --           26         (142)
  Deferred Thailand
    Capital Gains Tax....        (865)          --         (219)          --           --           --           --           --
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Net Increase (Decrease)
  in Net Assets Resulting
  from Operations........       3,661      (28,140)       4,062       (3,148)      31,398       45,988       31,313       35,425
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Distributions From:
  Net Investment
    Income...............          --           --           --           --      (23,290)     (38,778)     (18,607)      (7,709)
  Return of Capital......          --           --           --           --           --           --           --       (9,058)
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
    Total
      Distributions......          --           --           --           --      (23,290)     (38,778)     (18,607)     (16,767)
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Capital Share
  Transactions (1):
  Shares Issued..........          --           --           --           --      323,647      143,111      221,930      152,582
  Shares Issued in Lieu
    of Cash
    Distributions........          --           --           --           --       21,688       35,863       18,589       16,708
  Shares Redeemed........          --           --           --           --     (100,271)    (288,033)     (50,126)    (110,257)
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Net Increase (Decrease)
    from Capital Share
    Transactions.........          --           --           --           --      245,064     (109,059)     190,393       59,033
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Transactions in Interest
  Contributions..........      74,308       69,137       11,664       10,158           --           --           --           --
  Withdrawals............     (42,496)     (30,003)      (2,084)      (4,895)          --           --           --           --
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Net Increase (Decrease)
    from Transactions in
    Interest.............      31,812       39,134        9,580        5,263           --           --           --           --
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
    Total Increase
      (Decrease).........      35,473       10,994       13,642        2,115      253,172     (101,849)     203,099       77,691
NET ASSETS
  Beginning of Period....     307,720      296,726       34,687       32,572      739,657      841,506      596,209      518,518
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  End of Period..........  $  343,193   $  307,720   $   48,329   $   34,687   $  992,829   $  739,657   $  799,308   $  596,209
                           ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========
(1) SHARES ISSUED AND
  REDEEMED:
  Shares Issued..........         N/A          N/A          N/A          N/A       31,959       14,264       21,879       15,554
  Shares Issued in Lieu
    of Cash
    Distributions........                                                           2,145        3,592        1,837        1,716
  Shares Redeemed........                                                          (9,900)     (28,766)      (4,949)     (11,287)
                                                                               ----------   ----------   ----------   ----------
                                                                                   24,204      (10,910)      18,767        5,983
                                                                               ==========   ==========   ==========   ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        THE U.S. LARGE COMPANY SERIES
                                     -------------------------------------------------------------------
                                        YEAR          YEAR          YEAR          YEAR          YEAR
                                        ENDED         ENDED         ENDED         ENDED         ENDED
                                      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                        2002          2001          2000          1999          1998
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................         N/A+          N/A+          N/A+          N/A+          N/A+
                                     ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....          --            --            --            --            --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......          --            --            --            --            --
                                     ----------    ----------    ----------    ----------    ----------
    Total From Investment
      Operations...................          --            --            --            --            --
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............          --            --            --            --            --
  Net Realized Gains...............          --            --            --            --            --
  Return of Capital................          --            --            --            --            --
                                     ----------    ----------    ----------    ----------    ----------
    Total Distributions............          --            --            --            --            --
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....         N/A+          N/A+          N/A+          N/A+          N/A+
========================================================================================================
Total Return.......................      (16.59)%      (12.30)%       (4.25)%       20.86%        23.62%
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $2,623,557    $2,831,650    $3,138,812    $2,775,062    $1,557,174
Ratio of Expenses to Average Net
  Assets...........................        0.05%         0.05%         0.06%         0.06%         0.06%
Ratio of Net Investment Income to
  Average Net Assets...............        1.53%         1.26%         1.12%         1.27%         1.47%
Portfolio Turnover Rate............          11%            8%            8%            4%            9%
--------------------------------------------------------------------------------------------------------

                                              THE ENHANCED U.S. LARGE COMPANY SERIES
                                     ---------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                       2002        2001        2000        1999        1998
-----------------------------------  ---------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................  $   8.41     $  9.92     $ 13.03    $  12.95     $ 12.56
                                     --------     -------     -------    --------     -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.18        0.44        1.18        1.06        0.29
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......     (1.46)      (1.57)      (1.62)       1.34        2.13
                                     --------     -------     -------    --------     -------
    Total From Investment
      Operations...................     (1.28)      (1.13)      (0.44)       2.40        2.42
-----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.16)      (0.06)      (1.30)      (1.02)      (0.45)
  Net Realized Gains...............        --          --       (1.37)      (1.30)      (1.58)
  Return of Capital................        --       (0.32)         --          --          --
                                     --------     -------     -------    --------     -------
    Total Distributions............     (0.16)      (0.38)      (2.67)      (2.32)      (2.03)
-----------------------------------
Net Asset Value, End of Period.....  $   6.97     $  8.41     $  9.92    $  13.03     $ 12.95
===================================
Total Return.......................    (15.34)%    (11.66)%     (4.64)%     20.55%      24.00%
-----------------------------------
Net Assets, End of Period
  (thousands)......................  $101,407     $90,801     $89,927    $102,171     $61,522
Ratio of Expenses to Average Net
  Assets...........................      0.18%       0.19%       0.19%       0.19%       0.21%
Ratio of Net Investment Income to
  Average Net Assets...............      2.61%       4.37%       5.26%       4.55%       4.42%
Portfolio Turnover Rate............       183%        122%         71%         82%         87%
-----------------------------------

N/A+ Not applicable as The U.S. Large Company Series is organized as a partnership and does not have a unitized value.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      THE U.S. LARGE CAP VALUE SERIES
                                    -------------------------------------------------------------------
                                       YEAR          YEAR          YEAR          YEAR          YEAR
                                       ENDED         ENDED         ENDED         ENDED         ENDED
                                     NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                       2002          2001          2000          1999          1998
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period..........................  $    14.44    $    14.71    $    17.79    $    18.79    $    18.09
                                    ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)....        0.20          0.25          0.33          0.34          0.31
  Net Gains (Losses) on Securities
    (Realized and Unrealized).....       (1.43)         1.25          0.04          0.46          1.71
                                    ----------    ----------    ----------    ----------    ----------
    Total From Investment
      Operations..................       (1.23)         1.50          0.37          0.80          2.02
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...........       (0.20)        (0.27)        (0.32)        (0.34)        (0.32)
  Net Realized Gains..............          --         (1.50)        (3.13)        (1.46)        (1.00)
                                    ----------    ----------    ----------    ----------    ----------
    Total Distributions...........       (0.20)        (1.77)        (3.45)        (1.80)        (1.32)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....  $    13.01    $    14.44    $    14.71    $    17.79    $    18.79
=======================================================================================================
Total Return......................       (8.64)%       10.97%         3.06%         4.64%        11.93%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).....................  $1,737,809    $1,637,083    $1,735,343    $1,788,082    $1,755,907
Ratio of Expenses to Average Net
  Assets..........................        0.15%         0.15%         0.16%         0.16%         0.16%
Ratio of Net Investment Income to
  Average Net Assets..............        1.49%         1.66%         2.20%         1.80%         1.67%
Portfolio Turnover Rate...........           9%            6%           26%           43%           25%
-------------------------------------------------------------------------------------------------------

                                                 THE U.S. SMALL XM VALUE SERIES
                                    ---------------------------------------------------------
                                      YEAR        YEAR        YEAR        YEAR       FEB. 6
                                      ENDED       ENDED       ENDED       ENDED        TO
                                    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                      2002        2001        2000        1999        1998
----------------------------------  ---------------------------------------------------------
Net Asset Value, Beginning of
  Period..........................  $  10.21    $   8.95    $   9.03    $   8.62    $  10.00
                                    --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)....      0.10        0.15        0.15        0.10        0.07
  Net Gains (Losses) on Securities
    (Realized and Unrealized).....      0.14        1.88        0.15        0.45       (1.39)
                                    --------    --------    --------    --------    --------
    Total From Investment
      Operations..................      0.24        2.03        0.30        0.55       (1.32)
----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...........     (0.10)      (0.14)      (0.15)      (0.10)      (0.06)
  Net Realized Gains..............     (1.27)      (0.63)      (0.23)      (0.04)         --
                                    --------    --------    --------    --------    --------
    Total Distributions...........     (1.37)      (0.77)      (0.38)      (0.14)      (0.06)
----------------------------------
Net Asset Value, End of Period....  $   9.08    $  10.21    $   8.95    $   9.03    $   8.62
==================================
Total Return......................      2.17%      24.10%       3.42%       6.39%     (13.26)%#
----------------------------------
Net Assets, End of Period
  (thousands).....................  $804,555    $793,190    $801,368    $360,336    $179,242
Ratio of Expenses to Average Net
  Assets..........................      0.13%       0.13%       0.13%       0.14%       0.17%*
Ratio of Net Investment Income to
  Average Net Assets..............      1.04%       1.32%       2.03%       1.33%       1.95%*
Portfolio Turnover Rate...........        34%          8%         26%         35%         10%*
----------------------------------

  *  Annualized
  #  Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      THE U.S. SMALL CAP VALUE SERIES
                                    -------------------------------------------------------------------
                                       YEAR          YEAR          YEAR          YEAR          YEAR
                                       ENDED         ENDED         ENDED         ENDED         ENDED
                                     NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                       2002          2001          2000          1999          1998
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period..........................  $    16.54    $    16.47    $    17.16    $    17.26    $    21.10
                                    ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)....        0.11          0.15          0.16          0.14          0.14
  Net Gains (Losses) on Securities
    (Realized and Unrealized)             0.11          3.15          0.97          1.38         (1.92)
                                    ----------    ----------    ----------    ----------    ----------
    Total From Investment
      Operations..................        0.22          3.30          1.13          1.52         (1.78)
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...........       (0.11)        (0.15)        (0.16)        (0.14)        (0.16)
  Net Realized Gains..............       (1.61)        (3.08)        (1.66)        (1.48)        (1.90)
                                    ----------    ----------    ----------    ----------    ----------
    Total Distributions...........       (1.72)        (3.23)        (1.82)        (1.62)        (2.06)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....  $    15.04    $    16.54    $    16.47    $    17.16    $    17.26
=======================================================================================================
Total Return......................        1.05%        23.86%         7.29%         9.78%        (9.05)%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).....................  $3,148,780    $3,039,844    $2,711,041    $2,692,473    $2,435,734
Ratio of Expenses to Average Net
  Assets..........................        0.25%         0.25%         0.25%         0.26%         0.26%
Ratio of Net Investment Income to
  Average Net Assets..............        0.70%         0.86%         0.92%         0.83%         0.78%
Portfolio Turnover Rate...........          30%           13%           32%           29%           23%
-------------------------------------------------------------------------------------------------------

                                                    THE U.S. SMALL CAP SERIES
                                    ---------------------------------------------------------
                                      YEAR        YEAR        YEAR        YEAR        YEAR
                                      ENDED       ENDED       ENDED       ENDED       ENDED
                                    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                      2002        2001        2000        1999        1998
----------------------------------  ---------------------------------------------------------
Net Asset Value, Beginning of
  Period..........................  $  11.08    $  11.67    $  12.24    $  11.46    $  13.82
                                    --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)....      0.09        0.10        0.11        0.10        0.10
  Net Gains (Losses) on Securities
    (Realized and Unrealized)          (1.00)       1.24        0.65        1.83       (1.28)
                                    --------    --------    --------    --------    --------
    Total From Investment
      Operations..................     (0.91)       1.34        0.76        1.93       (1.18)
----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...........     (0.10)      (0.10)      (0.11)      (0.11)      (0.10)
  Net Realized Gains..............     (0.14)      (1.83)      (1.22)      (1.04)      (1.08)
                                    --------    --------    --------    --------    --------
    Total Distributions...........     (0.24)      (1.93)      (1.33)      (1.15)      (1.18)
----------------------------------
Net Asset Value, End of Period....  $   9.93    $  11.08    $  11.67    $  12.24    $  11.46
==================================
Total Return......................     (8.42)%     13.08%       6.48%      18.62%      (8.98)%
----------------------------------
Net Assets, End of Period
  (thousands).....................  $851,901    $991,082    $768,151    $586,086    $546,803
Ratio of Expenses to Average Net
  Assets..........................      0.08%       0.08%       0.08%       0.09%       0.09%
Ratio of Net Investment Income to
  Average Net Assets..............      0.81%       0.94%       0.99%       0.89%       0.88%
Portfolio Turnover Rate...........        34%         13%         38%         29%         29%
----------------------------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              THE U.S. MICRO CAP SERIES
                                         -------------------------------------------------------------------
                                            YEAR          YEAR          YEAR          YEAR          YEAR
                                            ENDED         ENDED         ENDED         ENDED         ENDED
                                          NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                            2002          2001          2000          1999          1998
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period...  $     7.50    $     8.19    $     9.55    $     8.86    $    10.00
                                         ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).........        0.04          0.07          0.07          0.07          0.06
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                 (0.25)         1.07          0.46          1.52         (1.14)
                                         ----------    ----------    ----------    ----------    ----------
    Total From Investment Operations...       (0.21)         1.14          0.53          1.59         (1.08)
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income................       (0.05)        (0.06)        (0.07)        (0.07)        (0.06)
  Net Realized Gains...................       (0.13)        (1.77)        (1.82)        (0.83)           --
                                         ----------    ----------    ----------    ----------    ----------
    Total Distributions................       (0.18)        (1.83)        (1.89)        (0.90)        (0.06)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.........  $     7.11    $     7.50    $     8.19    $     9.55    $     8.86
============================================================================================================
Total Return...........................       (2.96)%       17.66%         5.82%        20.06%       (10.81)%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)..........................  $1,611,189    $1,606,114    $1,443,726    $1,323,023    $1,339,624
Ratio of Expenses to Average Net
  Assets...............................        0.15%         0.15%         0.15%         0.16%         0.16%
Ratio of Net Investment Income to
  Average Net Assets...................        0.58%         0.88%         0.76%         0.76%         0.63%
Portfolio Turnover Rate................          19%           14%           37%           23%           26%
------------------------------------------------------------------------------------------------------------

                                                         THE DFA INTERNATIONAL VALUE SERIES
                                         -------------------------------------------------------------------
                                            YEAR          YEAR          YEAR          YEAR          YEAR
                                            ENDED         ENDED         ENDED         ENDED         ENDED
                                          NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                            2002          2001          2000          1999          1998
---------------------------------------  -------------------------------------------------------------------
Net Asset Value, Beginning of Period...  $    10.15    $    12.07    $    13.18    $    11.95    $    10.90
                                         ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).........        0.24          0.27          0.27          0.28          0.22
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                 (0.78)        (1.49)        (0.31)         1.29          1.13
                                         ----------    ----------    ----------    ----------    ----------
    Total From Investment Operations...       (0.54)        (1.22)        (0.04)         1.57          1.35
---------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income................       (0.25)        (0.27)        (0.26)        (0.31)        (0.27)
  Net Realized Gains...................       (0.03)        (0.43)        (0.81)        (0.03)        (0.03)
                                         ----------    ----------    ----------    ----------    ----------
    Total Distributions................       (0.28)        (0.70)        (1.07)        (0.34)        (0.30)
---------------------------------------
Net Asset Value, End of Period.........  $     9.33    $    10.15    $    12.07    $    13.18    $    11.95
=======================================
Total Return...........................       (5.53)%      (10.75)%       (0.51)%       13.27%        12.50%
---------------------------------------
Net Assets, End of Period
  (thousands)..........................  $1,125,467    $1,208,100    $1,553,481    $1,660,377    $1,720,249
Ratio of Expenses to Average Net
  Assets...............................        0.30%         0.29%         0.29%         0.29%         0.29%
Ratio of Net Investment Income to
  Average Net Assets...................        2.36%         2.32%         2.13%         2.17%         1.90%
Portfolio Turnover Rate................          18%            6%            9%            6%           15%
---------------------------------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 THE JAPANESE SMALL COMPANY SERIES
                                     ---------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                       2002        2001        2000        1999        1998
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................       N/A+        N/A+        N/A+        N/A+        N/A+
                                     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        --          --          --          --          --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        --          --          --          --          --
                                     --------    --------    --------    --------    --------
    Total From Investment
      Operations...................        --          --          --          --          --
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............        --          --          --          --          --
  Net Realized Gains...............        --          --          --          --          --
                                     --------    --------    --------    --------    --------
    Total Distributions............        --          --          --          --          --
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....       N/A+        N/A+        N/A+        N/A+        N/A+
==============================================================================================
Total Return.......................     (9.62)%    (13.51)%     (9.93)%     33.83%      (9.52)%
----------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $195,047    $196,187    $196,118    $202,676    $190,004
Ratio of Expenses to Average Net
  Assets...........................      0.27%       0.28%       0.27%       0.28%       0.28%
Ratio of Net Investment Income to
  Average Net Assets...............      1.26%       1.41%       1.38%       1.10%       1.29%
Portfolio Turnover Rate............         5%          9%          6%          6%          8%
----------------------------------------------------------------------------------------------

                                               THE PACIFIC RIM SMALL COMPANY SERIES
                                     ---------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                       2002        2001        2000        1999        1998
-----------------------------------  ---------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................       N/A+        N/A+        N/A+        N/A+        N/A+
                                     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        --          --          --          --          --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        --          --          --          --          --
                                     --------    --------    --------    --------    --------
    Total From Investment
      Operations...................        --          --          --          --          --
-----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............        --          --          --          --          --
  Net Realized Gains...............        --          --          --          --          --
                                     --------    --------    --------    --------    --------
    Total Distributions............        --          --          --          --          --
-----------------------------------
Net Asset Value, End of Period.....       N/A+        N/A+        N/A+        N/A+        N/A+
===================================
Total Return.......................      7.28%       2.84%     (10.99)%     54.81%     (23.57)%
-----------------------------------
Net Assets, End of Period
  (thousands)......................  $121,637    $130,554    $131,888    $183,759    $139,881
Ratio of Expenses to Average Net
  Assets...........................      0.32%       0.28%       0.29%       0.48%       0.38%
Ratio of Net Investment Income to
  Average Net Assets...............      3.77%       3.69%       4.10%       2.95%       4.01%
Portfolio Turnover Rate............        26%         10%          7%         34%         26%
-----------------------------------

N/A+ Not applicable as The Japanese Small Company Series and The
     Pacific Rim Small Company Series are organized as partnerships and do not have a unitized value.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              THE UNITED KINGDOM SMALL COMPANY SERIES
                                     ---------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                       2002        2001        2000        1999        1998
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................       N/A+        N/A+        N/A+        N/A+        N/A+
                                      -------     -------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        --          --          --          --          --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)              --          --          --          --          --
                                      -------     -------    --------    --------    --------
    Total From Investment
      Operations...................        --          --          --          --          --
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............        --          --          --          --          --
  Net Realized Gains...............        --          --          --          --          --
                                      -------     -------    --------    --------    --------
    Total Distributions............        --          --          --          --          --
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....       N/A+        N/A+        N/A+        N/A+        N/A+
==============================================================================================
Total Return.......................     (4.67)%     (4.89)%     (6.18)%     36.75%     (13.19)%
----------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................   $98,899     $96,741    $109,806    $132,127    $127,485
Ratio of Expenses to Average Net
  Assets...........................      0.26%       0.27%       0.26%       0.26%       0.26%
Ratio of Net Investment Income to
  Average Net Assets...............      3.03%       2.86%       3.06%       3.55%       3.66%
Portfolio Turnover Rate............         6%         14%         11%          5%         11%
----------------------------------------------------------------------------------------------

                                               THE CONTINENTAL SMALL COMPANY SERIES
                                     ---------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                       2002        2001        2000        1999        1998
-----------------------------------  ---------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................       N/A+        N/A+        N/A+        N/A+        N/A+
                                     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        --          --          --          --          --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)              --          --          --          --          --
                                     --------    --------    --------    --------    --------
    Total From Investment
      Operations...................        --          --          --          --          --
-----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............        --          --          --          --          --
  Net Realized Gains...............        --          --          --          --          --
                                     --------    --------    --------    --------    --------
    Total Distributions............        --          --          --          --          --
-----------------------------------
Net Asset Value, End of Period.....       N/A+        N/A+        N/A+        N/A+        N/A+
===================================
Total Return.......................      3.22%      (5.43)%      2.67%      (5.89)%     19.90%
-----------------------------------
Net Assets, End of Period
  (thousands)......................  $263,068    $210,337    $226,724    $252,368    $304,402
Ratio of Expenses to Average Net
  Assets...........................      0.31%       0.30%       0.28%       0.27%       0.27%
Ratio of Net Investment Income to
  Average Net Assets...............      2.22%       2.73%       2.36%       1.92%       1.76%
Portfolio Turnover Rate............        12%         12%          9%         11%          1%
-----------------------------------

N/A+ Not applicable as The United Kingdom Small Company Series and The Continental Small Company Series are organized as partnerships and do not have a unitized value.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    THE EMERGING MARKETS SERIES
                                     ---------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                       2002        2001        2000        1999        1998
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................       N/A+        N/A+        N/A+        N/A+        N/A+
                                     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        --          --          --          --          --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        --          --          --          --          --
                                     --------    --------    --------    --------    --------
    Total From Investment
      Operations...................        --          --          --          --          --
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............        --          --          --          --          --
  Net Realized Gains...............        --          --          --          --          --
                                     --------    --------    --------    --------    --------
    Total Distributions............        --          --          --          --          --
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....       N/A+        N/A+        N/A+        N/A+        N/A+
==============================================================================================
Total Return.......................      2.10%      (8.54)%    (22.30)%     53.78%     (12.27)%
----------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $343,193    $307,720    $296,726    $344,175    $231,632
Ratio of Expenses to Average Net
  Assets...........................      0.34%       0.46%       0.46%       0.46%       0.53%
Ratio of Net Investment Income to
  Average Net Assets...............      1.64%       1.94%       1.33%       1.34%       1.66%
Portfolio Turnover Rate............         8%          6%         12%         16%         10%
----------------------------------------------------------------------------------------------

                                               THE EMERGING MARKETS SMALL CAP SERIES
                                     ---------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                       2002        2001        2000        1999        1998
-----------------------------------  ---------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................       N/A+        N/A+        N/A+        N/A+        N/A+
                                      -------     -------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        --          --          --          --          --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        --          --          --          --          --
                                      -------     -------     -------     -------     -------
    Total From Investment
      Operations...................        --          --          --          --          --
-----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............        --          --          --          --          --
  Net Realized Gains...............        --          --          --          --          --
                                      -------     -------     -------     -------     -------
    Total Distributions............        --          --          --          --          --
-----------------------------------
Net Asset Value, End of Period.....       N/A+        N/A+        N/A+        N/A+        N/A+
===================================
Total Return.......................     13.07%      (9.55)%    (23.28)%     71.45%     (15.64)%
-----------------------------------
Net Assets, End of Period
  (thousands)......................   $48,329     $34,687     $32,572     $39,848     $21,399
Ratio of Expenses to Average Net
  Assets...........................      0.51%       0.63%       0.66%       0.68%       0.88%
Ratio of Net Investment Income to
  Average Net Assets...............      2.03%       2.17%       1.69%       1.82%       2.32%
Portfolio Turnover Rate............        16%         14%         20%         24%         13%
-----------------------------------

N/A+ Not applicable as The Emerging Markets Series and The
     Emerging Markets Small Cap Series are organized as partnerships and do not have a unitized value.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               THE DFA ONE-YEAR FIXED INCOME SERIES
                                     ---------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                       2002        2001        2000        1999        1998
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................  $  10.11    $  10.01    $   9.97    $  10.02    $  10.01
                                     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.27        0.49        0.60        0.52        0.56
  Net Gains (Losses) on Securities
    (Realized and Unrealized)            0.09        0.13        0.04       (0.05)       0.02
                                     --------    --------    --------    --------    --------
    Total From Investment
      Operations...................      0.36        0.62        0.64        0.47        0.58
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.28)      (0.52)      (0.60)      (0.52)      (0.57)
  Net Realized Gains...............        --          --          --          --          --
  Return of Capital................        --          --          --          --          --
                                     --------    --------    --------    --------    --------
    Total Distributions............     (0.28)      (0.52)      (0.60)      (0.52)      (0.57)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....  $  10.19    $  10.11    $  10.01    $   9.97    $  10.02
==============================================================================================
Total Return.......................      3.57%       6.33%       6.63%       4.83%       5.92%
----------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $992,829    $739,657    $841,506    $821,548    $869,993
Ratio of Expenses to Average Net
  Assets...........................      0.09%       0.09%       0.09%       0.09%       0.09%
Ratio of Net Investment Income to
  Average Net Assets...............      2.65%       4.89%       6.07%       5.19%       5.61%
Portfolio Turnover Rate............       154%         55%         35%         58%         24%
----------------------------------------------------------------------------------------------

                                            THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
                                     ---------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                       2002        2001        2000        1999        1998
-----------------------------------  ---------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................  $  10.03    $   9.70    $  10.11    $  10.21    $  10.22
                                     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.30        0.44        0.84        0.45        0.44
  Net Gains (Losses) on Securities
    (Realized and Unrealized)            0.16        0.22       (0.23)       0.03        0.19
                                     --------    --------    --------    --------    --------
    Total From Investment
      Operations...................      0.46        0.66        0.61        0.48        0.63
-----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.27)      (0.14)      (1.02)      (0.57)      (0.62)
  Net Realized Gains...............        --          --          --       (0.01)      (0.02)
  Return of Capital................        --       (0.19)         --          --          --
                                     --------    --------    --------    --------    --------
    Total Distributions............     (0.27)      (0.33)      (1.02)      (0.58)      (0.64)
-----------------------------------
Net Asset Value, End of Period.....  $  10.22    $  10.03    $   9.70    $  10.11    $  10.21
===================================
Total Return.......................      4.60%       6.91%       6.30%       4.84%       6.48%
-----------------------------------
Net Assets, End of Period
  (thousands)......................  $799,308    $596,209    $518,518    $531,514    $440,842
Ratio of Expenses to Average Net
  Assets...........................      0.14%       0.15%       0.15%       0.15%       0.16%
Ratio of Net Investment Income to
  Average Net Assets...............      3.20%       4.54%       5.03%       4.45%       4.28%
Portfolio Turnover Rate............       138%        113%         73%         78%        113%
-----------------------------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 2002, the Trust consisted of twenty-five investment portfolios, of which sixteen are included in this report, (collectively, the "Series") (five are presented in separate reports, and four have not yet commenced operations):

The U.S. Large Company Series                       The DFA International Value Series
The Enhanced U.S. Large Company Series              The Japanese Small Company Series
The U.S. Large Cap Value Series                     The Pacific Rim Small Company Series
The U.S. Small XM Value Series                      The United Kingdom Small Company Series
The U.S. Small Cap Value Series                     The Continental Small Company Series
The U.S. Small Cap Series                           The Emerging Markets Series
The U.S. Micro Cap Series                           The Emerging Markets Small Cap Series
(the "Domestic Equity Portfolios")                  (the "International Equity Portfolios")
The DFA One-Year Fixed Income Series
The DFA Two-Year Global Fixed Income Series
(the "Fixed Income Portfolios")

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Domestic Equity Portfolios which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by the International Equity Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Fixed income instruments held by The Enhanced U.S. Large Company Series and The Fixed Income Portfolios are valued at the mean between the most recent quoted bid and asked prices or prices provided by a pricing service when such prices are believed to reflect the current market value of these securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

    The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

    3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

    4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

    The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

    5. RECLASSIFICATION: Distributions of net gains on the Statements of Changes in Net Assets from the prior year have been reclassified to conform to the present year presentation.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor")provides investment advisory services to the Trust. For the year ended November 30, 2002, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The U.S. Large Company Series.....................  0.025 of 1%
The Enhanced U.S. Large Company Series............   0.05 of 1%
The U.S. Large Cap Value Series...................   0.10 of 1%
The U.S. Small XM Value Series....................   0.10 of 1%
The U.S. Small Cap Value Series...................   0.20 of 1%
The U.S. Small Cap Series.........................   0.03 of 1%
The U.S. Micro Cap Series.........................   0.10 of 1%
The DFA International Value Series................   0.20 of 1%
The Japanese Small Company Series.................   0.10 of 1%
The Pacific Rim Small Company Series..............   0.10 of 1%
The United Kingdom Small Company Series...........   0.10 of 1%
The Continental Small Company Series..............   0.10 of 1%
The Emerging Markets Series.......................   0.10 of 1%
The Emerging Markets Small Cap Series.............   0.20 of 1%
The DFA One-Year Fixed Income Series..............   0.05 of 1%
The DFA Two-Year Global Fixed Income Series.......   0.05 of 1%

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

    At November 30, 2002, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

The U.S. Large Company Series.....................  $ 11,969
The Enhanced U.S. Large Company Series............       394
The U.S. Large Cap Value Series...................     7,099
The U.S. Small XM Value Series....................     3,529
The U.S. Small Cap Value Series...................    13,748
The U.S. Small Cap Series.........................     4,347
The U.S. Micro Cap Series.........................     7,194
The DFA International Value Series................     5,056
The Japanese Small Company Series.................       901
The Pacific Rim Small Company Series..............       582
The United Kingdom Small Company Series...........       437
The Continental Small Company Series..............     1,040
The Emerging Markets Series.......................     1,462
The Emerging Markets Small Cap Series.............       190
The DFA One-Year Fixed Income Series..............     3,605
The DFA Two-Year Global Fixed Income Series.......     2,859

E. PURCHASE AND SALES OF SECURITIES:

    For the year ended November 30, 2002, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                  U.S. GOVERNMENT      OTHER INVESTMENT
                                    SECURITIES            SECURITIES
                                -------------------  --------------------
                                PURCHASES   SALES    PURCHASES    SALES
                                ---------  --------  ----------  --------
The U.S. Large Company
  Series......................        --         --  $  607,157  $296,802
The Enhanced U.S. Large
  Company Series..............  $ 34,379   $ 27,947      70,830    73,360
The U.S. Large Cap Value
  Series......................        --         --     396,013   142,173
The U.S. Small XM Value
  Series......................        --         --     270,870   286,980
The U.S. Small Cap Value
  Series......................        --         --     972,797   937,766
The U.S. Small Cap Series.....        --         --     328,262   378,859
The U.S. Micro Cap Series.....        --         --     370,427   315,759
The DFA International Value
  Series......................        --         --     207,427   235,498
The Japanese Small Company
  Series......................        --         --      30,146     9,888
The Pacific Rim Small Company
  Series......................        --         --      34,550    48,553
The United Kingdom Small
  Company Series..............        --         --      16,719     6,123
The Continental Small Company
  Series......................        --         --      82,693    27,726
The Emerging Markets Series...        --         --      61,128    27,283
The Emerging Markets Small Cap
  Series......................        --         --      17,068     7,021
The DFA One-Year Fixed Income
  Series......................   519,560    541,352     329,040   234,594
The DFA Two-Year Global Fixed
  Income Series...............   510,242    340,623     555,172   546,489

F. FEDERAL INCOME TAXES:

    It is the intention of The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small XM Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income and capital gains to shareholders. Because income tax regulations differ from generally accepted accounting principles, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    For each of the Series except The Enhanced U.S. Large Company Series, the components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Components of Net Assets. The Enhanced U.S. Large Company Series had unrealized gains on open futures contracts of $5,522,713 which is required to be treated as a realized gain for tax purposes.

    The U.S. Large Company Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any interest, dividends, and gains or losses have been deemed to have been "passed down" to their Feeder Funds.

    At November 30, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                     GROSS UNREALIZED  GROSS UNREALIZED
                                       APPRECIATION      DEPRECIATION        NET
                                     ----------------  ----------------  ------------
The U.S. Large Company Series......      $442,827         $(537,861)      $ (95,034)
The Enhanced U.S. Large Company
  Series...........................           554              (142)            412
The U.S. Large Cap Value Series....       224,663          (297,711)        (73,048)
The U.S. Small XM Value Series.....       121,902          (172,572)        (50,670)
The U.S. Small Cap Value Series....       626,165          (812,503)       (186,338)
The U.S. Small Cap Series..........       137,169          (322,100)       (184,931)
The U.S. Micro Cap Series..........       483,274          (538,229)        (54,955)
The DFA International Value
  Series...........................       159,774          (306,920)       (147,146)
The Japanese Small Company
  Series...........................         9,149          (245,936)       (236,787)
The Pacific Rim Small Company
  Series...........................        12,277           (83,539)        (71,262)
The United Kingdom Small Company
  Series...........................        30,356           (32,757)         (2,401)
The Continental Small Company
  Series...........................        58,427           (60,457)         (2,030)
The Emerging Markets Series........        67,938          (119,842)        (51,904)
The Emerging Markets Small Cap
  Series...........................         6,694           (20,625)        (13,931)
The DFA One-Year Fixed Income
  Series...........................         4,533              (670)          3,863
The DFA Two-Year Global Fixed
  Income Series....................         7,867            (1,655)          6,212

    At November 30, 2002, the following Portfolios had capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                EXPIRES ON NOVEMBER 30,
                                ------------------------
                                 2008    2009     2010     TOTAL
                                ------  -------  -------  -------
The Enhanced U.S. Large
  Company Series..............  $9,278  $18,714  $18,527  $46,519
The U.S. Large Cap Value
  Series......................      --   11,185   21,142   32,327
The U.S. Small Cap Series.....      --       --   12,545   12,545

    Certain of the Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. The DFA International Value Series realized gains on the sale of passive foreign investment companies of $7,580,897, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

    During the year ended November 30, 2002, The U.S. Small Cap Series realized approximately $71,526,000 of net capital gains resulting from in-kind redemptions in which shareholders of the Series elected to exchange shares of the Series for securities, rather than cash. Because such gains are not taxable to the Series, and are not distributed to shareholders, they have been properly reclassified from accumulated net realized gains to paid-in capital.

G. COMPONENTS OF NET ASSETS:

    At November 30, 2002, net assets consisted of (amounts in thousands):

                                                                                      UNREALIZED
                                                                                     APPRECIATION
                                                                                   (DEPRECIATION) OF
                                                                     ACCUMULATED     FUTURES, SWAP
                                                                     NET REALIZED     CONTRACTS,      UNREALIZED
                                        ACCUMULATED    ACCUMULATED     FOREIGN        INVESTMENT      NET FOREIGN
                            PAID-IN    NET INVESTMENT  NET REALIZED    EXCHANGE     SECURITIES AND     EXCHANGE     TOTAL NET
                            CAPITAL    INCOME (LOSS)   GAIN (LOSS)   GAIN (LOSS)   FOREIGN CURRENCY   GAIN (LOSS)     ASSETS
                           ----------  --------------  ------------  ------------  -----------------  -----------  ------------
The Enhanced U.S. Large
 Company Series..........  $  145,214     $   445        $(52,042)      $(124)         $   4,629        $3,285      $  101,407
The U.S. Large Cap Value
 Series..................   1,841,399       1,785         (32,497)         --            (72,878)           --       1,737,809
The U.S. Small XM Value
 Series..................     775,697         753          78,525          --            (50,420)           --         804,555
The U.S. Small Cap Value
 Series..................   3,103,134       1,719         229,706          --           (185,779)           --       3,148,780


                             NUMBER OF
                               SHARES
                             AUTHORIZED
                           --------------
The Enhanced U.S. Large
 Company Series..........     Unlimited
The U.S. Large Cap Value
 Series..................     Unlimited
The U.S. Small XM Value
 Series..................     Unlimited
The U.S. Small Cap Value
 Series..................     Unlimited

                                                                                      UNREALIZED
                                                                                     APPRECIATION
                                                                                   (DEPRECIATION) OF
                                                                     ACCUMULATED     FUTURES, SWAP
                                                                     NET REALIZED     CONTRACTS,      UNREALIZED
                                        ACCUMULATED    ACCUMULATED     FOREIGN        INVESTMENT      NET FOREIGN
                            PAID-IN    NET INVESTMENT  NET REALIZED    EXCHANGE     SECURITIES AND     EXCHANGE     TOTAL NET
                            CAPITAL    INCOME (LOSS)   GAIN (LOSS)   GAIN (LOSS)   FOREIGN CURRENCY   GAIN (LOSS)     ASSETS
                           ----------  --------------  ------------  ------------  -----------------  -----------  ------------
The U.S. Small Cap
 Series..................   1,048,988         388         (14,562)         --           (182,913)           --         851,901
The U.S. Micro Cap
 Series..................   1,643,421         241          20,231          --            (52,704)           --       1,611,189
The DFA International
 Value Series............   1,271,657        (835)          1,042         (42)          (146,441)           86       1,125,467
The DFA One-Year Fixed
 Income Series...........     975,183       1,758          12,025          --              3,863            --         992,829
The DFA Two-Year Global
 Fixed Income Series.....     779,571       3,887          10,934        (992)             6,214          (306)        799,308


                             NUMBER OF
                               SHARES
                             AUTHORIZED
                           --------------
The U.S. Small Cap
 Series..................     Unlimited
The U.S. Micro Cap
 Series..................     Unlimited
The DFA International
 Value Series............     Unlimited
The DFA One-Year Fixed
 Income Series...........     Unlimited
The DFA Two-Year Global
 Fixed Income Series.....     Unlimited

H. FINANCIAL INSTRUMENTS:

    In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 29, 2002.

    2. FORWARD CURRENCY CONTRACTS: The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 2002, The DFA Two-Year Global Fixed Income Series had entered into the following contracts and the related net unrealized foreign exchange loss is reflected in the accompanying financial statements:

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                                                                          UNREALIZED
                                                            VALUE AT        FOREIGN
EXPIRATION                                   CONTRACT     NOVEMBER 30,     EXCHANGE
   DATE             CURRENCY SOLD             AMOUNT          2002        GAIN (LOSS)
----------  ------------------------------  -----------  ---------------  -----------
12/13/02     52,974,430  Canadian Dollars   $33,506,920    $33,815,337     $(308,417)
                                            ===========    ===========     =========

    Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

    3. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    4. FUTURES CONTRACTS: During the year ended November 30, 2002, The U.S. Large Company Series ("Large Company") and The Enhanced U.S. Large Company Series ("Enhanced") entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, Large Company and Enhanced deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company and Enhanced as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company and Enhanced record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    At November 30, 2002, "Large Company" had outstanding 302 long futures contracts on the S&P 500 Index, all of which expire on December 20, 2002. The value of such contracts on November 30, 2002 was $70,668,000, which resulted in an unrealized gain of $5,253,729.

    At November 30, 2002, "Enhanced" had outstanding 289 long futures contracts on the S&P 500 Index, 189 of which expire on December 20, 2002 and 100 of which expire on March 21, 2003. The value of the December contracts on November 30, 2002 was $44,226,000, which resulted in an unrealized gain of $2,626,150. The value of the March contracts on November 30, 2002 was $23,382,500, which resulted in an unrealized gain of $2,896,563.

    Risks arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

    5. EQUITY INDEX SWAPS: Enhanced may enter into equity index swaps in accordance with its investment objectives. A swap agreement obligates two parties to exchange returns realized on a notional amount agreed upon by both parties. The obligations of the parties are calculated on a net basis based on the daily fluctuations in the indices on which the agreement is based. The daily net fluctuation is recorded as unrealized gains or losses by Enhanced. At the termination of the agreement, Enhanced will receive from or pay to the counterparty, the accumulated net unrealized gain or loss, which will then be recorded as realized.

    At November 30, 2002, Enhanced had an outstanding equity index swap with Morgan Stanley dated October 18, 2002 (which represents approximately 31.2% of the net assets of Enhanced), terminating on April 21, 2003. The notional value of the swap was $31,597,936 and Enhanced had recorded net unrealized appreciation of $1,979,709, owed to Enhanced as of November 30, 2002. Payments made by Enhanced are based on the London Interbank Offered Rate (LIBOR) plus 0.13% per annum calculated on the original notional amount plus accumulated interest added on the monthly LIBOR reset date. Payments received by Enhanced are based on the daily value of the S&P 500 Index plus accumulated dividends as expressed in Index points calculated on the original notional amount.

    Risks arise upon entering into equity index swap agreements in the event of the default or bankruptcy of a swap agreement counterparty where the swap agreement counterparty would not be able to pay any unrealized appreciation upon termination of the agreement, and in the event of unfavorable market and interest changes resulting in a liability of the Series.

I. LINE OF CREDIT:

    The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. For the year ended November 30, 2002, borrowings under the line were as follows:

                             WEIGHTED                            NUMBER OF   INTEREST  MAXIMUM AMOUNT
                              AVERAGE           WEIGHTED           DAYS      EXPENSE   BORROWED DURING
                           INTEREST RATE  AVERAGE LOAN BALANCE  OUTSTANDING  INCURRED    THE PERIOD
                           -------------  --------------------  -----------  --------  ---------------
The U.S. Large Company
  Series.................         2.51%       $ 4,351,429               7     $2,122     $ 8,313,000
The U.S. Large Cap Value
  Series.................         2.59%         9,617,222               9      6,231      20,002,000
The U.S. Small XM Value
  Series.................         2.44%         3,431,000               3        698       3,431,000
The U.S. Small Cap
  Series.................         2.47%         1,416,500               6        584       1,816,000
The U.S. Micro Cap
  Series.................         2.50%        12,420,500               2      1,725      18,988,000
The DFA International
  Value Series...........         2.64%        11,214,286               7      5,748      15,700,000
The Emerging Markets
  Series.................         2.62%           700,000               3        153       1,050,000

    There were no outstanding borrowings under the line of credit at November 30, 2002.

    The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2003. There were no borrowings by the Trust under the line of credit with the international custodian bank during the year ended November 30, 2002.

J. SECURITIES LENDING:

    As of November 30, 2002, some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

    As of November 30, 2002, the interest rate on the pooled cash account earned by each of the portfolios was 1.30% for the domestic portfolios and 1.33% for the international portfolios. The repurchase agreements with JPMorgan Securities, UBS Warburg and Mizuho Securities USA, comprising the pooled cash account bear interest at rates ranging from 1.30% to 1.33% and are to be repurchased on December 2, 2002. The market value of securities on loan to broker/dealers, the value of the cash collateral received from such broker/dealers, the cost/value of each portfolio's pooled cash account investment and the allocated value of collateral from repurchase agreements held in the pooled cash account as of November 30, 2002 were as follows:

                                                                COST/VALUE OF     VALUE OF
                                MARKET VALUE      VALUE OF       POOLED CASH   COLLATERAL FROM
                                OF SECURITIES  COLLATERAL AND      ACCOUNT       REPURCHASE
DOMESTIC EQUITY PORTFOLIOS         ON LOAN     INDEMNIFICATION   INVESTMENT      AGREEMENTS
--------------------------      -------------  ---------------  -------------  ---------------
The U.S. Large Company
  Series......................  $177,832,947    $185,406,500    $185,406,500    $189,925,744
The U.S. Large Cap Value
  Series......................    64,341,804      71,312,120      71,312,120      73,050,338
The U.S. Small XM Value
  Series......................    22,985,145      23,139,869      23,139,869      23,703,898
The U.S. Small Cap Value
  Series......................    74,161,076      87,555,789      87,555,789      89,689,943
The U.S. Small Cap Series.....    48,309,383      52,468,243      52,468,243      53,747,145
The U.S. Micro Cap Series.....    56,174,376      63,667,535      63,667,535      65,219,417

INTERNATIONAL EQUITY
  PORTFOLIOS
------------------------------
The DFA International Value
  Series......................   121,960,533     130,465,678     130,465,678     130,465,925
The Japanese Small Company
  Series......................    54,651,192      55,123,792      55,123,792      55,125,257
The Pacific Rim Small Company
  Series......................     5,431,859       6,713,918       6,713,918       6,714,708
The Continental Small Company
  Series......................    21,638,769      23,518,189      23,518,189      23,518,883

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of The U.S. Large Company Series, The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small XM Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2003

                                FUND MANAGEMENT

TRUSTEES/DIRECTORS

    Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

    Each Board has an Audit Committee comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for each Board oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls and other oversight functions as requested by the Board. The Audit Committee for each Board also acts as a liaison between the Fund's independent certified public accountants and the full Board. There were three Audit Committee meetings for each Fund held during the fiscal year ended November 30, 2002.

    Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

    The statement of additional information ("SAI") of the Funds includes additional information about each Trustee/ Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing Dimensional Fund Advisors, 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

       NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
          WITH THE FUND           TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
           AND ADDRESS              LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
                                                       DISINTERESTED DIRECTORS

  George M. Constantinides        DFAITC - since 1993    88 portfolios in 4         Leo Melamed Professor of Finance, Graduate
  Director of DFAIDG, DIG and     DFAIDG - since 1983    investment companies       School of Business, University of Chicago.
  DEM.                            DIG - since 1993
  Trustee of DFAITC.              DEM - since 1994
  1101 E. 58th Street
  Chicago, IL 60637
  Date of Birth: 9/22/47

  John P. Gould                   DFAITC - since 1993    88 portfolios in 4         Steven G. Rothmeier Distinguished Service
  Director of DFAIDG, DIG and     DFAIDG - since 1986    investment companies       Professor of Economics, Graduate School of
  DEM.                            DIG - since 1993                                  Business, University of Chicago. Principal and
  Trustee of DFAITC.              DEM - since 1994                                  Executive Vice President, Lexecon Inc.
  1101 E. 58th Street                                                               (economics, law, strategy and finance
  Chicago, IL 60637                                                                 consulting). Formerly, President, Cardean
  Date of Birth: 1/19/39                                                            University (division of UNext.com). Member of
                                                                                    the Boards of Milwaukee Mutual Insurance
                                                                                    Company and UNext.com. Formerly, Trustee, First
                                                                                    Prairie Funds (registered investment company).
                                                                                    Trustee, Harbor Fund (registered investment
                                                                                    company) (13 Portfolios).

  Roger G. Ibbotson               DFAITC - since 1993    88 portfolios in 4         Professor in Practice of Finance, Yale School
  Director of DFAIDG, DIG and     DFAIDG - since 1981    investment companies       of Management. Director, BIRR Portfolio
  DEM.                            DIG - since 1993                                  Analysis, Inc. (software products). Chairman,
  Trustee of DFAITC.              DEM - since 1994                                  Ibbotson Associates, Inc., Chicago, IL
  Yale School of Management                                                         (software, data, publishing and consulting).
  P.O. Box 208200                                                                   Partner, Zebra Capital Management, LLC (hedge
  New Haven, CT 06520-8200                                                          fund manager). Formerly, Director, Hospital
  Date of Birth: 5/27/43                                                            Fund, Inc. (investment management services).

       NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
          WITH THE FUND           TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
           AND ADDRESS              LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
  Myron S. Scholes                DFAITC - since 1993    88 portfolios in 4         Frank E. Buck Professor Emeritus of Finance,
  Director of DFAIDG, DIG and     DFAIDG - since 1981    investment companies       Stanford University. Partner, Oak Hill Capital
  DEM.                            DIG - since 1993                                  Management. Chairman, Oak Hill Platinum
  Trustee of DFAITC.              DEM - since 1994                                  Partners. Director, Financial Engines.
  Oak Hill Capital Management,                                                      Director, Chicago Mercantile Exchange.
  Inc.                                                                              Consultant, Arbor Investors. Formerly,
  2775 Sand Hill Rd.                                                                Director, Smith Breeden Family of Funds and
  Suite 220                                                                         Partner, Long-Term Capital Management.
  Menlo Park, CA 94025                                                              Director, American Century Fund Complex
  Date of Birth: 7/01/41                                                            (registered investment companies) (38
                                                                                    Portfolios).

  Abbie J. Smith                  DFAITC - since 2000    88 portfolios in 4         Marvin Bower Fellow, Harvard Business School
  Director of DFAIDG, DIG and     DFAIDG - since 2000    investment companies       (9/01 to 8/02). Boris and Irene Stern Professor
  DEM.                            DIG - since 2000                                  of Accounting, Graduate School of Business,
  Trustee of DFAITC.              DEM - since 2000                                  University of Chicago. Director, HON Industries
  425 Morgan Hall                                                                   Inc. (office furniture).
  Soldiers Field,
  Boston, MA 02163
  Date of Birth: 4/30/53
                                                       INTERESTED DIRECTORS**

  David G. Booth                  DFAITC - since 1993    88 portfolios in 4         Chairman, Director, Chief Executive Officer,
  Chairman, Director, Chief       DFAIDG - since 1981    investment companies       Chief Investment Officer and President of
  Executive Officer, Chief        DIG - since 1992                                  Dimensional Fund Advisors Inc., DFA Securities
  Investment Officer and          DEM - since 1994                                  Inc., DFAIDG, DIG and DEM. Chairman, Trustee,
  President of DFAIDG, DIG and                                                      Chief Executive Officer, Chief Investment
  DEM. Chairman, Trustee, Chief                                                     Officer and President of DFAITC. Director and
  Executive Officer, Chief                                                          Chief Investment Officer of Dimensional Fund
  Investment Officer and                                                            Advisors Ltd. Director, Chief Executive
  President of DFAITC.                                                              Officer, Chief Investment Officer and President
  1299 Ocean Avenue                                                                 of DFA Australia Ltd. Director of Dimensional
  Santa Monica, CA 90401                                                            Funds PLC. (Chief Investment Officer positions
  Date of Birth: 12/02/46                                                           held starting 1/1/2003)
                                                                                    Limited Partner, Oak Hill Partners. Director,
                                                                                    University of Chicago Business School.
                                                                                    Formerly, Director, SA Funds (registered
                                                                                    investment company). Director, Assante
                                                                                    Corporation (investment management) (until
                                                                                    9/9/2002).

  Rex A. Sinquefield*             DFAITC - since 1993    88 portfolios in 4         Chairman, Director and Chief Investment Officer
  Chairman and Director of        DFAIDG - since 1981    investment companies       of Dimensional Fund Advisors Inc., DFA
  DFAIDG, DIG and DEM. Trustee    DIG - since 1992                                  Securities Inc., DFAIDG, DIG and DEM. Chairman,
  and Chairman of DFAITC.         DEM - since 1994                                  Trustee and Chief Investment Officer of DFAITC.
  1299 Ocean Avenue                                                                 Director and President of Dimensional Fund
  Santa Monica, CA 90401                                                            Advisors Ltd. Director and Chief Investment
  Date of Birth: 9/07/44                                                            Officer of DFA Australia Ltd. Director of
                                                                                    Dimensional Funds PLC. (Chief Investment
                                                                                    Officer positions held through 1/1/2003)
                                                                                    Trustee, St. Louis University. Life Trustee and
                                                                                    Member of Investment Committee, DePaul
                                                                                    University. Director, The German St. Vincent
                                                                                    Orphan Home. Member of Investment Committee,
                                                                                    Archdiocese of St. Louis.

(1) Each Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under The Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc..

OFFICERS

    The name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund are set forth below. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, Dimensional Fund Advisors Ltd., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities").

                                     TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
           AND ADDRESS                    SERVICE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
                                              OFFICERS

Arthur H.F. Barlow                         Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 11/07/55

Valerie A. Brown                           Since 2001     Vice President and Assistant Secretary of
Vice President and Assistant                              all the DFA Entities. Prior to April 2001,
Secretary                                                 legal counsel for DFA (since March 2000).
Santa Monica, CA                                          Associate, Jones, Day, Reavis & Pogue from
Date of Birth: 1/24/67                                    October 1991 to February 2000.

Truman A. Clark                            Since 1996     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 4/08/41

James L. Davis                             Since 1999     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA                                          Formerly at Kansas State University, Arthur
Date of Birth: 11/29/56                                   Anderson & Co., Phillips Petroleum Co.

Robert T. Deere                            Since 1994     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 10/08/57

Robert W. Dintzner                         Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA                                          Prior to April 2001, marketing supervisor
Date of Birth: 3/18/70                                    and marketing coordinator for DFA.

Richard A. Eustice                         Since 1998     Vice President and Assistant Secretary of
Vice President and Assistant                              all the DFA Entities, except Dimensional
Secretary                                                 Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 8/05/65

Eugene F. Fama, Jr.                        Since 1993     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 1/21/61

Robert M. Fezekas                          Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to December
Date of Birth: 10/28/70                                   2001, Portfolio Manager.

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
         AND ADDRESS                    SERVICE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Glenn S. Freed                             Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Formerly, Professor
Date of Birth: 11/24/61                                   and Associate Dean of the Leventhal School
                                                          of Accounting (September 1998 to August
                                                          2001) and Academic Director Master of
                                                          Business Taxation Program (June 1996 to
                                                          August 2001) at the University of Southern
                                                          California Marshall School of Business.

Henry F. Gray                              Since 2000     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to July 2000, portfolio manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                       Since 1997     Vice President, Controller and Assistant
Vice President, Controller and                            Treasurer, of all the DFA Entities.
Assistant Treasurer
Santa Monica, CA
Date of Birth: 1/22/61

Stephen P. Manus                           Since 1997     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 12/26/50

Karen E. McGinley                          Since 1997     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 3/10/66

Catherine L. Newell                        Since 2000     Vice President and Secretary of all the DFA
Vice President and Secretary                              Entities, except DFA Australia Limited for
Santa Monica, CA                                          which she is Vice President and Assistant
Date of Birth: 5/07/64                                    Secretary. Director, Dimensional Funds PLC.
                                                          Vice President and Assistant Secretary of
                                                          all DFA Entities (1997-2000).

David A. Plecha                            Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 10/26/61

Andrew E. Rasmusen                         Since 2001     Vice President of all the DFA Entities
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to April 2001, investment management,
Date of Birth: 1/26/62                                    client service manager for DFA (since
                                                          October 2000). Investment manager
                                                          researcher and consultant for
                                                          InvestorForce, Inc. from October 1999 to
                                                          October 2000 and for William M. Mercer
                                                          Investment Consulting, Inc. from April 1996
                                                          to October 1999.

Edwardo A. Repetto                         Since 2002     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Research Associate
Date of Birth: 1/28/67                                    for Dimensional Fund Advisors Inc. (June
                                                          2000 to April 2002). Research scientist
                                                          (August 1998 to June 2000) and
                                                          Faculty-Postdoctural Fellow (August 1997 to
                                                          August 1998), California Institute of
                                                          Technology.

George L. Sands                            Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 2/08/56

Michael T. Scardina                        Since 1993     Vice President, Chief Financial Officer and
Vice President, Chief Financial                           Treasurer of all the DFA Entities.
Officer and Treasurer                                     Director, Dimensional Funds, PLC.
Santa Monica, CA
Date of Birth: 10/12/55

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
         AND ADDRESS                    SERVICE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
David E. Schneider                         Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to 2001 and
Date of Birth: 1/26/46                                    currently, Regional Director of Dimensional
                                                          Fund Advisors Inc.

John C. Siciliano                          Since 2001     Vice President of all the DFA Entities.
Vice President                                            Director, Dimensional Funds PLC. Managing
Santa Monica, CA                                          Principal, Payden & Rygel Investment
Date of Birth: 8/24/54                                    Counsel from April 1998 through December
                                                          2000 and Co-Head, North American Corporate
                                                          Finance for Dresdner Kleinwort Benson N.A.
                                                          from October 1995 to April 1998.

Jeanne C. Sinquefield, Ph.D.*              Since 1988     Executive Vice President of all the DFA
Executive Vice President                                  Entities.
Santa Monica, CA
Date of Birth: 12/02/46

Carl G. Snyder                             Since 2000     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to July 2000, portfolio manager.
Date of Birth: 6/08/63

Weston J. Wellington                       Since 1997     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/01/51

Daniel M. Wheeler                          Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to 2001 and
Date of Birth: 3/03/45                                    currently, Director of Financial Advisors
                                                          Services of Dimensional Fund Advisors Inc.

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.